UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-09253

                             Wells Fargo Funds Trust
               (Exact name of registrant as specified in charter)

                     525 Market St., San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)

                                C. David Messman
                        Wells Fargo Funds Management, LLC
                     525 Market St., San Francisco, CA 94105
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-643-9691

Date of fiscal year end:          September 30, 2009

Date of reporting period:         September 30, 2009

ITEM 1.  REPORT TO SHAREHOLDERS
===============================

                                                                 WELLS ADVANTAGE
                                                                 FARGO FUNDS

(GRAPHIC)
REDUCE CLUTTER. SAVE TREES.

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reports at www.wellsfargo.com/advantagedelivery

Annual Report
September 30, 2009

(GRAPHIC)

WELLS FARGO ADVANTAGE ALLOCATION FUNDS

-    WELLS FARGO ADVANTAGE AGGRESSIVE ALLOCATION FUND

-    WELLS FARGO ADVANTAGE ASSET ALLOCATION FUND

-    WELLS FARGO ADVANTAGE CONSERVATIVE ALLOCATION FUND

-    WELLS FARGO ADVANTAGE GROWTH BALANCED FUND

-    WELLS FARGO ADVANTAGE MODERATE BALANCED FUND

REDUCE CLUTTER. SAVE TREES.

     Sign up for electronic delivery of prospectuses and shareholder reports at www.wellsfargo.com/advantagedelivery

Contents

LETTER TO SHAREHOLDERS ...................................................     2
PERFORMANCE HIGHLIGHTS
Aggressive Allocation Fund ...............................................     6
Asset Allocation Fund ....................................................    10
Conservative Allocation Fund .............................................    14
Growth Balanced Fund .....................................................    18
Moderate Balanced Fund ...................................................    22
FUND EXPENSES ............................................................    26
PORTFOLIO OF INVESTMENTS
Aggressive Allocation Fund ...............................................    28
Asset Allocation Fund ....................................................    29
Conservative Allocation Fund .............................................    45
Growth Balanced Fund .....................................................    46
Moderate Balanced Fund ...................................................    47
FINANCIAL STATEMENTS
Statements of Assets and Liabilities .....................................    48
Statements of Operations .................................................    50
Statements of Changes in Net Assets ......................................    52
Financial Highlights .....................................................    58
NOTES TO FINANCIAL STATEMENTS ............................................    62
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ..................    75
MASTER PORTFOLIOS
PORTFOLIO OF INVESTMENTS
C&B Large Cap Value Portfolio ............................................    76
Disciplined Growth Portfolio .............................................    81
Emerging Growth Portfolio ................................................    86
Equity Income Portfolio ..................................................    92
Equity Value Portfolio ...................................................    97
Index Portfolio ..........................................................   102
International Core Portfolio .............................................   118
International Growth Portfolio ...........................................   124
International Index Portfolio ............................................   128
International Value Portfolio ............................................   148
Large Cap Appreciation Portfolio .........................................   153
Large Company Growth Portfolio ...........................................   158
Small Cap Index Portfolio ................................................   162
Small Company Growth Portfolio ...........................................   179
Small Company Value Portfolio ............................................   185
Strategic Small Cap Value Portfolio ......................................   191
FINANCIAL STATEMENTS
Statements of Assets and Liabilities .....................................   202
Statements of Operations .................................................   206
Statements of Changes in Net Assets ......................................   210
Financial Highlights .....................................................   218
NOTES TO FINANCIAL STATEMENTS ............................................   220
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ..................   234
OTHER INFORMATION ........................................................   235
LIST OF ABBREVIATIONS ....................................................   238

The views expressed are as of September 30, 2009, and are those of the Fund managers. Any reference to a specific security in this report is not a recommendation to purchase or sell any specific security or adopt any investment strategy. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE ALLOCATION FUNDS.

              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

(GRAPHIC)

WELLS FARGO
   INVESTMENT HISTORY

1971 INTRODUCED ONE OF THE FIRST INSTITUTIONAL INDEX FUNDS.

1978 ONE OF THE FIRST FIRMS TO APPLY ASSET ALLOCATION THEORY TO INVESTMENT
     PORTFOLIO MANAGEMENT.

1985 ONE OF THE FIRST FIRMS TO CREATE A THREE-WAY ASSET ALLOCATION FUND THAT
     "TILTS" INVESTMENTS TOWARD PORTIONS OF THE MARKET THAT OUR PROPRIETARY MODELS INDICATE WILL PERFORM BETTER.

1994 INTRODUCED TARGET DATE FUNDS THAT AUTOMATICALLY REALLOCATE THE ASSET MIX
     OVER SPECIFIC TIME HORIZONS.

1997 WELLS FARGO LAUNCHED THE WEALTHBUILDER PORTFOLIOS, A UNIQUE "FUND OF FUNDS"
     THAT USES FLEXIBLE ASSET ALLOCATION STRATEGIES TO SHIFT ASSETS.

1999 REORGANIZED THE NORWEST ADVANTAGE FUNDS(R) AND STAGECOACH FUNDS(R) INTO THE
     WELLS FARGO FUNDS(R).

2003 EXPANDED FIXED-INCOME, SMALL CAP, AND EMERGING MARKETS LINEUP FROM
     MONTGOMERY ASSET MANAGEMENT, LLC.

2004 ADDED ADDITIONAL LARGE CAP AND MID CAP FUNDS TO THE LINEUP BY ADOPTING THE
     COOKE & BIELER VALUE FUNDS.

2005 WELLS FARGO FUNDS MERGED WITH STRONG FUNDS TO BECOME WELLS FARGO ADVANTAGE
     FUNDS, FORMING A FUND FAMILY OF OVER 110 FUNDS AND PLACING IT AMONG THE TOP 20 MUTUAL FUND FAMILIES IN THE UNITED STATES.

2006 ENHANCED AND RENAMED THE WELLS FARGO ADVANTAGE OUTLOOK FUNDS(SM) TO THE
     WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS(SM), WHICH SEEK TO REPLICATE RETURNS OF THE APPROPRIATE DOW JONES TARGET DATE INDEXES, THE FIRST LIFE CYCLE INDEXES IN THE INVESTMENT INDUSTRY.

WELLS FARGO ADVANTAGE FUNDS(R)

WELLS FARGO ADVANTAGE FUNDS skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of our investors is backed by our unique combination of qualifications.

STRENGTH

Our organization is built on the standards of integrity and service established by our parent company--Wells Fargo & Company--more than 150 years ago. Our diverse family of mutual funds covers a broad spectrum of investment styles and asset classes. And, because we're part of a widely diversified financial enterprise, we offer the scale and resources to help investors succeed, providing access to complementary solutions such as separately managed accounts, college investing plans, and retirement plans.

EXPERTISE

Our approach to investing is guided by the belief that agile, independent investment teams--each with its own distinct strengths and disciplines--provide a superior level of insight and expertise. Each team is free to concentrate on managing money through well-defined philosophies and processes that have proven to be consistent and repeatable over time.

PARTNERSHIP

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

FOR 529 PLANS, AN INVESTOR'S OR A DESIGNATED BENEFICIARY'S HOME STATE MAY OFFER STATE TAX OR OTHER BENEFITS THAT ARE ONLY AVAILABLE FOR INVESTMENTS IN THAT STATE'S QUALIFIED TUITION PROGRAM. PLEASE CONSIDER THIS BEFORE INVESTING.

CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES BEFORE INVESTING. FOR A CURRENT PROSPECTUS FOR WELLS FARGO ADVANTAGE FUNDS OR A CURRENT PROGRAM DESCRIPTION FOR CERTAIN 529 COLLEGE SAVINGS PLANS, CONTAINING THIS AND OTHER INFORMATION, VISIT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS. READ IT CAREFULLY BEFORE INVESTING.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for WELLS FARGO ADVANTAGE FUNDS, the WELLS FARGO ADVISOR(SM) program, Wells Fargo Managed Account Services, and certain 529 college savings plans. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds and shares in the 529 plans are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

NOT PART OF THE ANNUAL REPORT.

WELLS FARGO ADVANTAGE FUNDS OFFERS MORE THAN 110 MUTUAL FUNDS ACROSS A WIDE RANGE OF ASSET CLASSES, REPRESENTING OVER $160 BILLION IN ASSETS UNDER MANAGEMENT, AS OF SEPTEMBER 30, 2009.

EQUITY FUNDS

Asia Pacific Fund
C&B Large Cap Value Fund
C&B Mid Cap Value Fund
Capital Growth Fund
Common Stock Fund
Discovery Fund+
Diversified Equity Fund
Diversified Small Cap Fund
Emerging Growth Fund
Emerging Markets Equity Fund
Endeavor Select Fund+
Enterprise Fund+
Equity Income Fund
Equity Value Fund
Growth Fund
Growth Equity Fund
Index Fund
International Core Fund
International Equity Fund
International Value Fund
Large Cap Appreciation Fund
Large Cap Growth Fund
Large Company Core Fund
Large Company Growth Fund
Large Company Value Fund
Mid Cap Disciplined Fund
Mid Cap Growth Fund
Opportunity Fund+
Small Cap Disciplined Fund
Small Cap Growth Fund
Small Cap Opportunities Fund
Small Cap Value Fund
Small Company Growth Fund
Small Company Value Fund
Small/Mid Cap Value Fund
Social Sustainability Fund+
Specialized Financial Services Fund
Specialized Technology Fund
U.S. Value Fund

BOND FUNDS

California Limited-Term Tax-Free Fund
California Tax-Free Fund
Colorado Tax-Free Fund
Diversified Bond Fund
Government Securities Fund(1)
High Income Fund
Income Plus Fund
Inflation-Protected Bond Fund
Intermediate Tax/AMT-Free Fund
Minnesota Tax-Free Fund
Municipal Bond Fund
Short Duration Government Bond Fund(1)
Short-Term Bond Fund
Short-Term High Yield Bond Fund
Short-Term Municipal Bond Fund
Stable Income Fund
Strategic Income Fund
Total Return Bond Fund
Ultra Short-Term Income Fund
Ultra Short-Term Municipal Income Fund
Wisconsin Tax-Free Fund

ASSET ALLOCATION FUNDS

Aggressive Allocation Fund
Asset Allocation Fund
Conservative Allocation Fund
Growth Balanced Fund
Moderate Balanced Fund
WealthBuilder Conservative Allocation Portfolio+
WealthBuilder Equity Portfolio+
WealthBuilder Growth Allocation Portfolio+
WealthBuilder Growth Balanced Portfolio+
WealthBuilder Moderate Balanced Portfolio+
WealthBuilder Tactical Equity Portfolio+
Target Today Fund(2)+
Target 2010 Fund(2)+
Target 2015 Fund(2)+
Target 2020 Fund(2)+
Target 2025 Fund(2)+
Target 2030 Fund(2)+
Target 2035 Fund(2)+
Target 2040 Fund(2)+
Target 2045 Fund(2)+
Target 2050 Fund(2)+

MONEY MARKET FUNDS

100% Treasury Money Market Fund(1)
California Tax-Free Money Market Fund
California Tax-Free Money Market Trust
Cash Investment Money Market Fund
Government Money Market Fund(1)
Heritage Money Market Fund+
Minnesota Money Market Fund
Money Market Fund
Money Market Trust
Municipal Money Market Fund
National Tax-Free Money Market Fund
National Tax-Free Money Market Trust
Overland Express Sweep Fund+
Prime Investment Money Market Fund
Treasury Plus Money Market Fund(1)

VARIABLE TRUST FUNDS(3)

VT Asset Allocation Fund
VT C&B Large Cap Value Fund
VT Discovery Fund+
VT Equity Income Fund
VT International Core Fund
VT Large Company Core Fund
VT Large Company Growth Fund
VT Money Market Fund
VT Opportunity Fund+
VT Small Cap Growth Fund
VT Small/Mid Cap Value Fund
VT Total Return Bond Fund

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE WELLS FARGO ADVANTAGE MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.

----------
(1.) The U.S. government guarantee applies to certain of the underlying securities and NOT to shares of the Fund.

(2.) The full name of this Fund series is the Wells Fargo Advantage Dow Jones
     Target Date Funds(SM).

(3.) The Variable Trust Funds are generally available only through insurance company variable contracts.

+ In this report, the Wells FARGO ADVANTAGE DISCOVERY FUND(SM), WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND(SM), WELLS FARGO ADVANTAGE ENTERPRISE FUND(SM), WELLS FARGO ADVANTAGE OPPORTUNITY FUND(SM), WELLS FARGO ADVANTAGE SOCIAL SUSTAINABILITY FUND(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER EQUITY PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH BALANCED PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER MODERATE BALANCED PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER TACTICAL EQUITY PORTFOLIO(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET TODAY FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2010 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2015 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2020 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2025 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2030 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2035 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2040 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2045 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2050 FUND(SM), WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND(SM), WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND(SM), WELLS FARGO ADVANTAGE VT DISCOVERY FUND(SM), and WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND(SM) ARE REFERRED TO AS THE DISCOVERY FUND, ENDEAVOR SELECT FUND, ENTERPRISE FUND, OPPORTUNITY FUND, SOCIAL SUSTAINABILITY FUND, WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO, WEALTHBUILDER EQUITY PORTFOLIO, WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO, WEALTHBUILDER GROWTH BALANCED PORTFOLIO, WEALTHBUILDER MODERATE BALANCED PORTFOLIO, WEALTHBUILDER TACTICAL EQUITY PORTFOLIO, TARGET TODAY FUND, TARGET 2010 FUND, TARGET 2015 FUND, TARGET 2020 FUND, TARGET 2025 FUND, TARGET 2030 FUND, TARGET 2035 FUND, TARGET 2040 FUND, TARGET 2045 FUND, TARGET 2050 FUND, HERITAGE MONEY MARKET FUND, OVERLAND EXPRESS SWEEP FUND, VT DISCOVERY FUND, AND VT OPPORTUNITY FUND, RESPECTIVELY.

NOT PART OF THE ANNUAL REPORT.

                    2 Wells Fargo Advantage Allocation Funds


                                                          Letter to Shareholders

(PHOTO OF KARLA M. RABUSCH)

KARLA M. RABUSCH,
President
WELLS FARGO ADVANTAGE FUNDS

THE LONG-LIVED REAL ESTATE CRISIS THAT ORIGINATED IN THE UNITED STATES CONTINUED TO AFFECT GLOBAL STOCK AND BOND MARKETS THROUGH MORTGAGE-RELATED ASSETS.

AFTER MONTHS OF FINANCIAL AND ECONOMIC CRISIS, THE TONE SHIFTED IN MARCH 2009, FOLLOWING THE RELEASE OF SEVERAL BETTER-THAN-EXPECTED REPORTS ON ECONOMIC ACTIVITY IN FEBRUARY.

Dear Valued Shareholder:

We are pleased to provide you with this annual report for the Wells Fargo Advantage Allocation Funds for the 12-month period that ended September 30, 2009. The first half of the period was marked by extreme volatility across the financial markets, but the second half offered some signs that the economy and the markets had begun to recover from the extraordinary financial and economic events of 2007 and 2008. Stocks rallied strongly from March through September 2009, but major stock indexes nonetheless ended the period in the red.

ECONOMIC WEAKNESS DOMINATED THE FIRST HALF OF THE PERIOD.

The long-lived real estate crisis that originated in the United States continued to affect global stock and bond markets through mortgage-related assets. The crisis began when falling prices of new and existing homes affected subprime borrowers who struggled to make their mortgage payments when easy access to credit all but disappeared. The price correction in the market value of homes prevented some speculators from being able to sell their homes in order to pay off their full mortgage balances. Others, without an eye toward speculation, found it difficult to refinance their mortgages due to the decline in property values. A decline in housing values and a decrease in mortgage equity withdrawals contributed to a decline in consumer spending in the United States. Because consumer-led spending equals approximately 70% of U.S. gross domestic product, overall economic growth weakened. The National Bureau of Economic Research declared in December 2008 that a U.S. recession had begun in December 2007. Moreover, because foreign investors were heavy purchasers of U.S. mortgage-backed debt, the financial crisis spread from the United States and throughout the global economy. Consequently, in October 2008, five central banks launched a coordinated effort to contain the crisis by cutting their benchmark rates by half a percentage point (or 0.5%). The banks in question included the European Central Bank, The Bank of England, The Bank of Canada, and Sweden's Riksbank, in addition to the U.S. Federal Reserve Bank. In that same month, the British government announced a plan that provided short-term loans to banks and guarantees of interbank lending, as well as provisions for direct state investment in the banks via share purchases.

BETTER-THAN-EXPECTED ECONOMIC REPORTS SPARKED A MARKET RALLY IN MARCH 2009.

After months of financial and economic crisis, the tone shifted in March 2009, following the release of several better-than-expected reports on economic activity in February. Specifically, the index of retail sales excluding automobiles rose by 0.7%; the retail sales index including autos declined by a relatively modest 0.1%. New home sales rose by 4.7% from an upwardly revised number in January. The manufacturing sector also showed some positive signs. Durable goods orders rose 3.5% in February 2009, even though the Institute for Supply Management (ISM) Index continued to signal contraction. The balance of the period was marked by similar "less bad" economic news, and by August 2009 most economists surveyed by THE WALL STREET JOURNAL said that the U.S. recession that officially began in December 2007 was now over. News that the euro-zone economies only contracted by an estimated 0.1% in the second quarter of 2009--aided by modest growth in France and Germany--provided further

                    Wells Fargo Advantage Allocation Funds 3


Letter to Shareholders

support to the positive tone. The remaining concern was the unemployment rate, which continued to rise and hit 9.8% in September 2009 and initiated talk of a jobless recovery.

DESPITE TENTATIVE SIGNS OF ECONOMIC HEALTH, GOVERNMENTS MAINTAINED AN ACTIVE ROLE IN THE WORLDWIDE ECONOMY.

The first half of the period was marked by several extraordinary measures, including the passage of the Emergency Economic Stabilization Act of 2008 in October, which authorized the Treasury Department to establish the $700 billion Troubled Asset Relief Program (TARP) to purchase distressed mortgage securities and other assets from financial institutions. TARP resources were later directed toward providing capital directly to banks and to the automotive industry in the hope that these institutions would once again begin loaning money to consumers.

Government intervention continued throughout 2009, though at a lower level as the immediate danger seemed to have passed. In late July 2009, the U.S. government kicked off the popular "Cash-for-Clunkers Program," which offered consumers federal rebates of $4,500 toward certain new vehicles upon trade-in of an older car or truck. The program, which proved to be more popular than expected, was modeled on a program introduced by the German government. In a sign of the market's improved health, though, in September the U.S. Treasury Department allowed a program to end that was designed to shore up investor confidence in money market funds by insuring their assets.

Throughout the period, both the European Central Bank (ECB) and the Federal Reserve kept their key interest rates at low levels (ending at 1% for the ECB and at effectively zero for the U.S. Federal Reserve), continued to provide cash to banks, and purchased debt securities backed by mortgages in order to support the global financial system.

DOMESTIC STOCKS POSTED LOSSES ACROSS THE BOARD, BUT BONDS AND CASH PROVIDED
GAINS.

Major domestic stock market indices posted negative returns during the 12-month period, with the exception of the technology-heavy Nasdaq Composite Index. By most metrics, the fourth quarter of 2008 was the worst quarter for the U.S. equity market since the stock market crash of 1987. Although global stock markets rallied from March through September on hopes that the global economy would begin to recover in the second half of 2009, the gains only partially offset the previous losses. International stocks posted a modest gain in part because of a weakening U.S. dollar.

Bonds posted gains across the board. Higher-quality bonds initially benefited from a flight to safety, and later from central bank interventions that kept a lid on interest rates. High-yield bonds initially posted losses as industry analysts predicted double-digit high-yield default rates, but then rebounded strongly as economic conditions seemed to improve, ending the period with double-digit gains. Despite short-term rates of 0.50% or less, money market funds also found investor favor during the period simply because they provided positive returns and diversification from the volatile equity markets.

                    4 Wells Fargo Advantage Allocation Funds


                                                          Letter to Shareholders

MANY VARIABLES ARE AT WORK IN THE MARKET.

The full effect of the ongoing credit crisis remains unknown. Growing unemployment and debt defaults continue to pressure consumers and businesses alike. Experience tells us that strict adherence to time-tested strategies has its rewards. As a whole, Wells Fargo Advantage Funds represents investments across a range of asset classes and investment styles, giving you an opportunity to create a diversified investment portfolio. While diversification may not prevent losses in a downturn, it does provide you with one way of managing risk.

Thank you for choosing to invest with WELLS FARGO ADVANTAGE FUNDS. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our Web site at www.wellsfargo.com/advantagefunds, or call us directly at 1-800-222-8222.

Sincerely,


/s/ Karla M. Rabusch

Karla M. Rabusch
President
WELLS FARGO ADVANTAGE FUNDS

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

                    6 Wells Fargo Advantage Allocation Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE AGGRESSIVE ALLOCATION FUND

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE AGGRESSIVE ALLOCATION FUND (the Fund) seeks total return, consisting primarily of capital appreciation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

MASTER PORTFOLIO SUBADVISERS

Artisan Partners Limited Partnership
Cadence Capital Management
Cooke & Bieler,L.P.
Evergreen Investment Management
Company, LLC
Galliard Capital Management, Inc.
LSV Asset Management
Peregrine Capital Management, Inc.
Smith Asset Management Group, L.P.
SSgA Funds Management
Systematic Financial Management, L.P.
Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Doug Beath
Thomas C. Biwer, CFA
Galen G. Blomster, CFA
Christian L. Chan, CFA
Jeffrey P. Mellas
Andrew Owen, CFA

FUND INCEPTION
December 2, 1997

PERFORMANCE SUMMARY
12-MONTH TOTAL RETURN AS OF SEPTEMBER 30, 2009

AGGRESSIVE ALLOCATION FUND                 1 YEAR
--------------------------                 ------
Administrator Class                         (4.96)%
Aggressive Allocation Composite Index(1)    (1.66)%
S&P 500 Index(2)                            (6.91)%
Barclays Capital U.S. Aggregate Index(3)    10.56%

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE -www.wellsfargo.com/advantagefunds.

ADMINISTRATOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. NET AND GROSS EXPENSE RATIOS FOR ADMINISTRATOR SHARES ARE 1.00% AND 1.21%, RESPECTIVELY. THE INVESTMENT ADVISER HAS CONTRACTUALLY COMMITTED THROUGH JANUARY 31, 2010, TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THIS NET OPERATING EXPENSE RATIO. WITHOUT THESE REDUCTIONS, THE FUND'S RETURNS WOULD HAVE BEEN LOWER.

GROWTH OF $10,000 INVESTMENT(4)
(AS OF SEPTEMBER 30, 2009)

                               (PERFORMANCE GRAPH)

              WELLS FARGO
               AGGRESSIVE
               ALLOCATION                BARCLAYS     AGGRESSIVE
                 FUND -                CAPITAL U.S.   ALLOCATION
             ADMINISTRATOR   S&P 500     AGGREGATE     COMPOSITE
   DATE          CLASS         INDEX       INDEX        INDEX
----------   -------------   -------   ------------   ----------
 9/30/1999       10000       $10,000      $10,000       $10,000
10/31/1999       10388       $10,633      $10,037       $10,447
11/30/1999       10652       $10,849      $10,036       $10,678
12/31/1999       11057       $11,487      $ 9,988       $11,236
 1/31/2000       10799       $10,910      $ 9,955       $10,836
 2/29/2000       10924       $10,704      $10,075       $10,944
 3/31/2000       11598       $11,750      $10,208       $11,604
 4/30/2000       11410       $11,397      $10,179       $11,261
 5/31/2000       11222       $11,164      $10,174       $11,040
 6/30/2000       11527       $11,439      $10,386       $11,336
 7/31/2000       11457       $11,260      $10,480       $11,168
 8/31/2000       11919       $11,959      $10,632       $11,745
 9/30/2000       11582       $11,328      $10,699       $11,338
10/31/2000       11661       $11,280      $10,770       $11,218
11/30/2000       11292       $10,391      $10,946       $10,520
12/31/2000       11618       $10,442      $11,149       $10,725
 1/31/2001       11790       $10,813      $11,331       $11,036
 2/28/2001       11077       $ 9,827      $11,430       $10,260
 3/31/2001       10536       $ 9,205      $11,487       $ 9,722
 4/30/2001       11372       $ 9,920      $11,440       $10,348
 5/31/2001       11397       $ 9,986      $11,509       $10,366
 6/30/2001       11167       $ 9,743      $11,552       $10,207
 7/31/2001       11077       $ 9,647      $11,810       $10,110
 8/31/2001       10659       $ 9,044      $11,946       $ 9,703
 9/30/2001        9848       $ 8,314      $12,085       $ 9,016
10/31/2001       10045       $ 8,472      $12,338       $ 9,237
11/30/2001       10774       $ 9,122      $12,168       $ 9,735
12/31/2001       10940       $ 9,202      $12,090       $ 9,837
 1/31/2002       10773       $ 9,068      $12,188       $ 9,703
 2/28/2002       10573       $ 8,893      $12,306       $ 9,593
 3/31/2002       11031       $ 9,228      $12,102       $ 9,914
 4/30/2002       10723       $ 8,668      $12,336       $ 9,617
 5/31/2002       10623       $ 8,605      $12,441       $ 9,562
 6/30/2002       10149       $ 7,992      $12,549       $ 9,072
 7/31/2002        9233       $ 7,369      $12,700       $ 8,467
 8/31/2002        9216       $ 7,417      $12,915       $ 8,519
 9/30/2002        8250       $ 6,612      $13,124       $ 7,837
10/31/2002        8875       $ 7,193      $13,064       $ 8,297
11/30/2002        9358       $ 7,616      $13,061       $ 8,693
12/31/2002        8813       $ 7,169      $13,330       $ 8,357
 1/31/2003        8551       $ 6,982      $13,342       $ 8,173
 2/28/2003        8365       $ 6,877      $13,526       $ 8,077
 3/31/2003        8424       $ 6,943      $13,516       $ 8,113
 4/30/2003        9067       $ 7,515      $13,627       $ 8,679
 5/31/2003        9515       $ 7,911      $13,881       $ 9,139
 6/30/2003        9658       $ 8,012      $13,854       $ 9,246
 7/31/2003        9996       $ 8,153      $13,388       $ 9,362
 8/31/2003       10157       $ 8,312      $13,477       $ 9,548
 9/30/2003       10013       $ 8,224      $13,834       $ 9,560
10/31/2003       10621       $ 8,689      $13,705       $10,009
11/30/2003       10723       $ 8,765      $13,738       $10,134
12/31/2003       11197       $ 9,224      $13,877       $10,567
 1/31/2004       11351       $ 9,394      $13,989       $10,757
 2/29/2004       11488       $ 9,524      $14,140       $10,907
 3/31/2004       11385       $ 9,381      $14,246       $10,846
 4/30/2004       11205       $ 9,234      $13,876       $10,603
 5/31/2004       11317       $ 9,360      $13,820       $10,702
 6/30/2004       11488       $ 9,542      $13,898       $10,896
 7/31/2004       11060       $ 9,226      $14,036       $10,590
 8/31/2004       11026       $ 9,263      $14,304       $10,659
 9/30/2004       11197       $ 9,363      $14,343       $10,815
10/31/2004       11334       $ 9,507      $14,463       $10,996
11/30/2004       11881       $ 9,891      $14,347       $11,420
12/31/2004       12228       $10,228      $14,479       $11,771
 1/31/2005       11899        $9,978      $14,570       $11,543
 2/28/2005       12150       $10,188      $14,484       $11,753
 3/31/2005       11934       $10,008      $14,410       $11,561
 4/30/2005       11614        $9,818      $14,605       $11,377
 5/31/2005       11977       $10,130      $14,763       $11,699
 6/30/2005       12047       $10,145      $14,844       $11,786
 7/31/2005       12557       $10,522      $14,708       $12,138
 8/31/2005       12462       $10,426      $14,897       $12,123
 9/30/2005       12609       $10,510      $14,744       $12,230
10/31/2005       12419       $10,335      $14,627       $12,010
11/30/2005       12860       $10,726      $14,692       $12,374
12/31/2005       12872       $10,729      $14,831       $12,470
 1/31/2006       13276       $11,014      $14,832       $12,858
 2/28/2006       13294       $11,043      $14,881       $12,877
 3/31/2006       13546       $11,181      $14,735       $13,057
 4/30/2006       13735       $11,331      $14,709       $13,224
 5/31/2006       13276       $11,005      $14,693       $12,867
 6/30/2006       13223       $11,020      $14,724       $12,888
 7/31/2006       13160       $11,088      $14,923       $12,933
 8/31/2006       13492       $11,351      $15,152       $13,230
 9/30/2006       13762       $11,643      $15,285       $13,458
10/31/2006       14229       $12,023      $15,386       $13,870
11/30/2006       14489       $12,251      $15,564       $14,151
12/31/2006       14677       $12,423      $15,474       $14,304
 1/31/2007       14935       $12,610      $15,468       $14,486
 2/28/2007       14696       $12,363      $15,706       $14,378
 3/31/2007       14868       $12,502      $15,706       $14,526
 4/30/2007       15443       $13,056      $15,791       $15,012
 5/31/2007       15941       $13,511      $15,671       $15,390
 6/30/2007       15778       $13,284      $15,624       $15,195
 7/31/2007       15405       $12,872      $15,753       $14,828
 8/31/2007       15577       $13,065      $15,947       $14,987
 9/30/2007       16209       $13,554      $16,068       $15,466
10/31/2007       16554       $13,770      $16,213       $15,757
11/30/2007       15797       $13,194      $16,504       $15,257
12/31/2007       15625       $13,102      $16,550       $15,161
 1/31/2008       14583       $12,317      $16,828       $14,421
 2/29/2008       14073       $11,916      $16,852       $14,134
 3/31/2008       13978       $11,865      $16,909       $14,079
 4/30/2008       14647       $12,443      $16,874       $14,633
 5/31/2008       14828       $12,604      $16,750       $14,822
 6/30/2008       13627       $11,541      $16,737       $13,835
 7/31/2008       13531       $11,444      $16,723       $13,734
 8/31/2008       13595       $11,610      $16,882       $13,847
 9/30/2008       12351       $10,575      $16,655       $12,710
10/31/2008       10247       $ 8,799      $16,262       $10,815
11/30/2008        9301       $ 8,168      $16,791       $10,230
12/31/2008        9437       $ 8,255      $17,418       $10,513
 1/31/2009        8761       $ 7,559      $17,264       $ 9,757
 2/28/2009        8008       $ 6,754      $17,199       $ 8,920
 3/31/2009        8630       $ 7,346      $17,438       $ 9,544
 4/30/2009        9546       $ 8,049      $17,521       $10,388
 5/31/2009       10092       $ 8,499      $17,648       $10,923
 6/30/2009       10135       $ 8,516      $17,749       $10,954
 7/31/2009       10921       $ 9,160      $18,035       $11,694
 8/31/2009       11281       $ 9,491      $18,222       $12,077
 9/30/2009       11739       $ 9,845      $18,413       $12,499

----------
(1.) The Aggressive Allocation Composite Index is weighted 20% in the Barclays
     Capital U.S. Aggregate Index (includes Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities), 20% in the Russell 1000(R) Value Index (measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values), 20% in the S&P 500 Index, 20% in the Russell 1000(R) Growth (measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values), 12% in the MSCI EAFE Index (an unmanaged group of securities generally representative of the stock markets of Europe, Australasia and the Far East), and 8% in the Russell 2000(R) Index (measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index). You cannot invest directly in an Index.

                    Wells Fargo Advantage Allocation Funds 7


Performance Highlights (Unaudited)

                    WELLS FARGO ADVANTAGE AGGRESSIVE ALLOCATION FUND (CONTINUED)

MANAGER'S DISCUSSION

FUND HIGHLIGHTS

- In a difficult period in which nearly all equity styles declined, the Fund underperformed its composite benchmark and the Barclays Capital U.S. Aggregate Index; however, the Fund's diversified portfolio of stocks and bonds helped it to outperform the S&P 500 Index.

-    U.S. fixed income markets--particularly corporate bonds--generated gains.

- Bonds significantly outperformed stocks during the period; thus, the Fund's emphasis on stocks detracted from absolute and relative performance.

NEARLY ALL EQUITY STYLES AND SECTORS POSTED DECLINES DURING THE PERIOD.

Events that originated with the subprime housing meltdown and later spread to credit derivatives continued to negatively impact the economic and market environment during the first half of the period. In response, the Fed took unprecedented actions that included reducing short-term rates to a range of 0 to 0.25%, and directly purchasing Treasuries and mortgage-backed securities. Equity markets rebounded in March on unexpected positive news from several major banks and the release of less-dire economic statistics. For the last six months of the period, the S&P 500 returned 34.02%, even though the index posted a loss for the full 12 months.

BONDS PROVIDED GAINS ACROSS THE BOARD.

All major bond indices produced positive returns for the 12-month period, with corporate bonds in both the investment grade and high-yield sectors showing the strongest gains. The extreme turbulence in the financial sector produced a flight to safety into U.S. Treasuries during the first half of the period. As investor confidence later returned,

TEN LARGEST HOLDINGS(5)
(AS OF SEPTEMBER 30, 2009)
--------------------------
Goldman Sachs Group Incorporated      1.76%
Microsoft Corporation                 1.49%
Exxon Mobil Corporation               1.43%
Cisco Systems Incorporated            1.39%
Apple Incorporated                    1.24%
Google Incorporated Class A           1.17%
JPMorgan Chase & Company              1.10%
US Treasury Note, 2.63%, 07/31/2014   0.92%
Charles Schwab Corporation            0.90%
Bank of America Corporation           0.84%

----------
(2.) The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index with each stock's weight in the Index proportionate to its market value. You cannot invest directly in an Index.

(3.) The Barclays Capital U.S. Aggregate Index includes bonds from the Treasury, government-related, corporate, agency, mortgage-backed securities, and asset-backed securities sectors. You cannot invest directly in an Index.

(4.) The chart compares the performance of the WELLS FARGO ADVANTAGE AGGRESSIVE
     ALLOCATION FUND Administrator Class shares for the most recent ten year period with the Aggressive Allocation Composite Index, the S&P 500 Index and the Barclays Capital U.S. Aggregate Index. The chart assumes a hypothetical $10,000 investment in Administrator Class shares and reflects all operating expenses.

(5.) The Ten Largest Holdings are calculated based on the market value of the Master Trust portfolio securities allocable to the Fund divided by the total market value of the portfolio of investments of the Fund. Holdings are subject to change and may have changed since the date specified. See Notes to the Financial Statements for a discussion of the Master Trust.

                    8 Wells Fargo Advantage Allocation Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE AGGRESSIVE ALLOCATION FUND (CONTINUED)

the difference between the yields of corporate bonds and Treasuries narrowed significantly, causing corporate bond prices to rise. In the last six months of the period, corporate bonds outperformed Treasuries. Despite signs that the U.S. economy is stabilizing, the Federal Reserve Board has stated that it will keep short-term interest rates at record lows for the foreseeable future.

THE TAA OVERLAY, WITH ITS TILT TOWARD EQUITIES FOR THE PERIOD, WAS A DETRACTOR FROM THE FUND'S PERFORMANCE AS STOCKS UNDERPERFORMED BONDS DURING THE REPORTING PERIOD.

The Fund uses a Tactical Asset Allocation (TAA) Model, which seeks to enhance returns by changing its target allocations as the relative attractiveness of stocks and bonds change. During the entire 12-month period, the Fund maintained its tactical allocation to the strategy's maximum equity overweighting, resulting in a target allocation of 95% stocks and 5% bonds. The Fund's neutral target allocation is 80% stocks and 20% bonds. (To implement the emphasis on stocks, the Fund employed a hedged futures overlay transaction by maintaining a long position in S&P 500 Index futures.)

ALTHOUGH STOCKS HAVE OUTPERFORMED BONDS BY A SIGNIFICANT MARGIN IN RECENT MONTHS, THE TAA MODEL CONTINUES TO FAVOR STOCKS RELATIVE TO BONDS.

Despite a continued high unemployment rate, economic data released in the final month of the period showed some signs of stabilization. The September release of the Institute of Supply Management (ISM) survey indicated the second month of expansion in the manufacturing sector, following 18 consecutive months of contraction. The S&P/Case-Shiller Home Price Indices showed a reduced annual rate of decline for the 10-City and 20-City composites, marking approximately six months of improved readings for the indices. Lastly, we believe that the price/earnings multiples of U.S. stocks still present attractive value considering the current environment of near-zero inflation and low Treasury bond yields. The Fund will therefore remain overweighted in stocks until the relative valuation between stocks and bonds returns to historical norms.


NEUTRAL ALLOCATION(6)
(AS OF SEPTEMBER 30, 2009)

                                  (BAR CHART)

Stocks (80%)   Bonds (20%)

EFFECTIVE ALLOCATION(6, 7)
(AS OF SEPTEMBER 30, 2009)

                                  (BAR CHART)

Stocks (95%)   Bonds (5%)

----------
(6.) Portfolio allocations are subject to change and is calculated based on the total investments of the Fund, excluding cash and cash equivalents.

(7.) Effective Allocation is calculated using the total investments of the Fund as well as the value of futures contracts at period end.

                    Wells Fargo Advantage Allocation Funds 9


Performance Highlights (Unaudited)

                    WELLS FARGO ADVANTAGE AGGRESSIVE ALLOCATION FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(8) (%) (AS OF SEPTEMBER 30, 2009)

                                                                                     Expense Ratio
                                                                                  ------------------
AGGRESSIVE ALLOCATION FUND                 6 Month*   1 Year   5 Year   10 Year   Gross(9)   Net(10)
--------------------------                 --------   ------   ------   -------   --------   -------

Administrator Class                          36.03    (4.96)    0.95      1.62     1.21%      1.00%
Aggressive Allocation Composite Index(1)     30.97    (1.66)    2.94      2.26
S&P 500 Index(2)                             34.02    (6.91)    1.02     (0.15)
Barclays Capital U.S. Aggregate Index(3)      5.59    10.56     5.13      6.30

*    Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - www.wellsfargo.com/advantagefunds.

ADMINISTRATOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to foreign investment risk, mortgage- and asset-backed securities risk, and smaller company securities risk. Consult the Fund's prospectus for additional information on these and other risks.

----------
(8.) The Fund is a gateway blended Fund that invests all of its assets in two or more master portfolios of the Master Trust in varying proportions. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolios in which it invests.

(9.) Reflects the gross expense ratio as stated in the February 1, 2009 prospectus.

(10.) The investment adviser has contractually committed through January 31, 2010, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

                    10 Wells Fargo Advantage Allocation Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUND

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE ASSET ALLOCATION FUND (the Fund) seeks long-term total return, consisting of capital appreciation and current income.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Galen G. Blomster, CFA
Gregory T. Genung, CFA
Jeffrey P. Mellas

FUND INCEPTION

November 13, 1986

PERFORMANCE SUMMARY

12-MONTH TOTAL RETURN AS OF SEPTEMBER 30, 2009 (EXCLUDING SALES CHARGES)

ASSET ALLOCATION FUND                     1 YEAR
---------------------                    -------
Class A                                  (4.85)%
Asset Allocation Composite Index(1)       0.44%
S&P 500 Index(2)                         (6.91)%
Barclays Capital 20+ Treasury Index(3)    8.24%

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE -www.wellsfargo.com/advantagefunds.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. NET AND GROSS EXPENSE RATIOS FOR CLASS A SHARES ARE 1.15% AND 1.29%, RESPECTIVELY. THE INVESTMENT ADVISER HAS CONTRACTUALLY COMMITTED THROUGH JANUARY 31, 2010, TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THIS NET OPERATING EXPENSE RATIO. WITHOUT THESE REDUCTIONS, THE FUND'S RETURNS WOULD HAVE BEEN LOWER.

GROWTH OF $10,000 INVESTMENT(4)
(AS OF SEPTEMBER 30, 2009)


                            WELLS FARGO
             WELLS FARGO       ASSET
                ASSET       ALLOCATION       BARCLAYS                 ASSET
              ALLOCATION       FUND        CAPITAL 20+             ALLOCATION
                 FUND      ADMINISTRATOR     TREASURY    S&P 500    COMPOSITE
   DATE        CLASS A         CLASS          INDEX       INDEX       INDEX
----------   -----------   -------------   -----------   -------   ----------
 9/30/1999       9424          10000           10000       10000       10000
10/31/1999       9763          10360         $10,001     $10,633     $10,379
11/30/1999       9847          10449         $ 9,925     $10,849     $10,473
12/31/1999      10129          10749         $ 9,749     $11,487     $10,767
 1/31/2000       9916          10518         $ 9,919     $10,910     $10,517
 2/29/2000       9988          10595         $10,271     $10,704     $10,545
 3/31/2000      10711          11366         $10,656     $11,750     $11,320
 4/30/2000      10471          11112         $10,555     $11,397     $11,070
 5/31/2000      10295          10925         $10,502     $11,164     $10,910
 6/30/2000      10538          11182         $10,730     $11,439     $11,165
 7/31/2000      10499          11141         $10,942     $11,260     $11,148
 8/31/2000      10990          11662         $11,209     $11,959     $11,670
 9/30/2000      10550          11195         $11,017     $11,328     $11,220
10/31/2000      10576          11223         $11,201     $11,280     $11,265
11/30/2000      10126          10745         $11,581     $10,391     $10,883
12/31/2000      10229          10854         $11,852     $10,442     $11,016
 1/31/2001      10487          11129         $11,851     $10,813     $11,249
 2/28/2001       9801          10401         $12,060     $ 9,827     $10,711
 3/31/2001       9318           9888         $11,963     $ 9,205     $10,269
 4/30/2001       9766          10363         $11,587     $ 9,920     $10,617
 5/31/2001       9832          10428         $11,607     $ 9,986     $10,665
 6/30/2001       9687          10280         $11,727     $ 9,743     $10,553
 7/31/2001       9735          10330         $12,190     $ 9,647     $10,656
 8/31/2001       9389           9963         $12,482     $ 9,044     $10,356
 9/30/2001       8913           9452         $12,511     $ 8,314      $9,863
10/31/2001       9184           9745         $13,255     $ 8,472     $10,209
11/30/2001       9498          10078         $12,553     $ 9,122     $10,461
12/31/2001       9493          10073         $12,282     $ 9,202     $10,424
 1/31/2002       9422           9997         $12,454     $ 9,068     $10,390
 2/28/2002       9320           9889         $12,591     $ 8,893     $10,314
 3/31/2002       9436          10012         $12,009     $ 9,228     $10,355
 4/30/2002       9185           9752         $12,502     $ 8,668     $10,147
 5/31/2002       9139           9703         $12,503     $ 8,605     $10,101
 6/30/2002       8830           9375         $12,724     $ 7,992     $ 9,739
 7/31/2002       8378           8896         $13,127     $ 7,369     $ 9,406
 8/31/2002       8466           8994         $13,813     $ 7,417     $ 9,638
 9/30/2002       7736           8215         $14,425     $ 6,612     $ 9,179
10/31/2002       8263           8780         $13,886     $ 7,193     $ 9,524
11/30/2002       8667           9207         $13,774     $ 7,616     $ 9,827
12/31/2002       8267           8782         $14,370     $ 7,169     $ 9,650
 1/31/2003       8074           8584         $14,326     $ 6,982     $ 9,485
 2/28/2003       7981           8485         $14,779     $ 6,877     $ 9,517
 3/31/2003       8031           8542         $14,532     $ 6,943     $ 9,507
 4/30/2003       8589           9135         $14,718     $ 7,515     $10,024
 5/31/2003       9028           9606         $15,661     $ 7,911     $10,595
 6/30/2003       9085           9663         $15,340     $ 8,012     $10,588
 7/31/2003       9064           9646         $13,760     $ 8,153     $10,262
 8/31/2003       9237           9830         $14,060     $ 8,312     $10,469
 9/30/2003       9210           9807         $14,832     $ 8,224     $10,631
10/31/2003       9599          10221         $14,374     $ 8,689     $10,858
11/30/2003       9667          10299         $14,457     $ 8,765     $10,939
12/31/2003      10098          10759         $14,629     $ 9,224     $11,332
 1/31/2004      10275          10947         $14,923     $ 9,394     $11,547
 2/29/2004      10409          11096         $15,247     $ 9,524     $11,741
 3/31/2004      10297          10977         $15,480     $ 9,381     $11,705
 4/30/2004      10054          10719         $14,513     $ 9,234     $11,301
 5/31/2004      10151          10828         $14,453     $ 9,360     $11,373
 6/30/2004      10318          11006         $14,593     $ 9,542     $11,548
 7/31/2004      10047          10718         $14,860     $ 9,226     $11,402
 8/31/2004      10134          10810         $15,476     $ 9,263     $11,615
 9/30/2004      10234          10918         $15,644     $ 9,363     $11,739
10/31/2004      10381          11081         $15,910     $ 9,507     $11,925
11/30/2004      10680          11406         $15,516     $ 9,891     $12,093
12/31/2004      11031          11782         $15,944     $10,228     $12,471
 1/31/2005      10875          11615         $16,505     $ 9,978     $12,463
 2/28/2005      11037          11794         $16,287     $10,188     $12,551
 3/31/2005      10849          11595         $16,177     $10,008     $12,382
 4/30/2005      10736          11474         $16,809     $ 9,818     $12,433
 5/31/2005      11074          11841         $17,323     $10,130     $12,820
 6/30/2005      11126          11898         $17,675     $10,145     $12,933
 7/31/2005      11404          12200         $17,145     $10,522     $13,064
 8/31/2005      11370          12164         $17,719     $10,426     $13,164
 9/30/2005      11362          12158         $17,085     $10,510     $13,038
10/31/2005      11146          11933         $16,712     $10,335     $12,791
11/30/2005      11510          12322         $16,828     $10,726     $13,113
12/31/2005      11561          12380         $17,312     $10,729     $13,264
 1/31/2006      11775          12615         $17,094     $11,014     $13,406
 2/28/2006      11832          12676         $17,303     $11,043     $13,490
 3/31/2006      11839          12685         $16,496     $11,181     $13,337
 4/30/2006      11897          12747         $16,036     $11,331     $13,294
 5/31/2006      11601          12437         $16,052     $11,005     $13,066
 6/30/2006      11628          12463         $16,205     $11,020     $13,124
 7/31/2006      11715          12563         $16,545     $11,088     $13,281
 8/31/2006      12001          12875         $17,071     $11,351     $13,636
 9/30/2006      12287          13182         $17,401     $11,643     $13,950
10/31/2006      12639          13560         $17,547     $12,023     $14,268
11/30/2006      12873          13817         $17,966     $12,251     $14,563
12/31/2006      12952          13905         $17,472     $12,423     $14,522
 1/31/2007      13078          14040         $17,283     $12,610     $14,589
 2/28/2007      12928          13886         $17,895     $12,363     $14,621
 3/31/2007      12987          13944         $17,582     $12,502     $14,615
 4/30/2007      13482          14481         $17,726     $13,056     $15,049
 5/31/2007      13814          14844         $17,345     $13,511     $15,230
 6/30/2007      13622          14641         $17,165     $13,284     $15,013
 7/31/2007      13519          14537         $17,705     $12,872     $14,921
 8/31/2007      13725          14758         $18,033     $13,065     $15,162
 9/30/2007      14109          15172         $18,089     $13,554     $15,518
10/31/2007      14317          15402         $18,368     $13,770     $15,759
11/30/2007      14012          15081         $19,352     $13,194     $15,698
12/31/2007      13899          14958         $19,247     $13,102     $15,595
 1/31/2008      13182          14188         $19,639     $12,317     $15,159
 2/29/2008      12775          13757         $19,605     $11,916     $14,849
 3/31/2008      12810          13796         $19,931     $11,865     $14,906
 4/30/2008      13246          14271         $19,467     $12,443     $15,201
 5/31/2008      13291          14320         $18,991     $12,604     $15,166
 6/30/2008      12389          13344         $19,453     $11,541     $14,544
 7/31/2008      12232          13182         $19,332     $11,444     $14,432
 8/31/2008      12435          13407         $19,947     $11,610     $14,737
 9/30/2008      11574          12483         $20,220     $10,575     $14,027
10/31/2008       9958          10736         $19,811     $ 8,799     $12,498
11/30/2008       9525          10276         $22,689     $ 8,168     $12,681
12/31/2008       9852          10629         $25,737     $ 8,255     $13,439
 1/31/2009       8886           9588         $22,368     $ 7,559     $12,056
 2/28/2009       8066           8711         $22,025     $ 6,754     $11,212
 3/31/2009       8685           9378         $22,937     $ 7,346     $11,987
 4/30/2009       9257           9994         $21,370     $ 8,049     $12,348
 5/31/2009       9610          10381         $20,612     $ 8,499     $12,587
 6/30/2009       9656          10431         $20,782     $ 8,516     $12,643
 7/31/2009      10264          11094         $20,875     $ 9,160     $13,240
 8/31/2009      10632          11490         $21,360     $ 9,491     $13,649
 9/30/2009      11019          11908         $21,886     $ 9,845     $14,089

----------
(1.) The Asset Allocation Composite Index is weighted 60% in the S&P 500 Index and 40% in the Barclays Capital 20+ year U.S. Treasury Index. You cannot invest directly in an Index.

(2.) The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index with each stock's weight in the Index proportionate to its market value. You cannot invest directly in an Index.

                    Wells Fargo Advantage Allocation Funds 11


Performance Highlights (Unaudited)

                         WELLS FARGO ADVANTAGE ASSET ALLOCATION FUND (CONTINUED)

MANAGER'S DISCUSSION

FUND HIGHLIGHTS

- In a difficult period in which large cap stocks experienced significant declines, the Fund underperformed its composite benchmark and the Barclays Capital 20+ Treasury Index. However, the Fund's diversified portfolio, which includes U.S. Treasury bonds, helped it to outperform the S&P 500 Index.

- Bonds significantly outperformed stocks during the period. The Fund's emphasis on stocks thus detracted from performance.

- U.S. government bonds--particularly long-term Treasuries--produced positive gains.

LARGE CAP STOCKS HAD SIGNIFICANT DECLINES DURING THE PERIOD, BUT TREASURY BONDS POSTED GAINS.

The Fund emphasized stocks throughout the 12-month period, an emphasis that detracted from performance as U.S. Treasury bonds outperformed large cap stocks for the year ended September 30, 2009. The portfolio's exposure to long-term U.S. Treasury bonds, however, offset some of the weak performance of its equity holdings. The volatility in equities, both on the upside and the downside, reflected first the credit-related problems that emerged in the wake of the bursting of the housing bubble and later the optimism that the problems were receding.

Credit markets remained tight throughout the period; outside of government-sponsored programs, banks primarily lent to only their most credit-worthy customers. Corporations and individuals alike worked to reduce their debt levels. Despite unprecedented government intervention, the housing, financial, and automotive industries continued to struggle. Indicative of the environment, the once blue chip bellwether General Motors entered bankruptcy protection in June 2009 in an effort to improve its financial standing. U.S. government bonds--particularly long-term Treasuries--produced positive gains for the period as investors fled riskier asset classes for the relative safety of U.S. government debt.

The Fund's performance was affected by factors beyond macroeconomic trends and the Fund's specific holdings. The Fund engages in securities lending in an attempt to

TEN LARGEST HOLDINGS(5)
(AS OF SEPTEMBER 30, 2009)

US Treasury Bond, 4.25%, 05/15/2039   4.51%
US Treasury Bond, 4.50%, 02/15/2036   3.26%
US Treasury Bond, 3.50%, 02/15/2039   2.78%
US Treasury Bond, 4.50%, 05/15/2038   2.73%
US Treasury Bond, 6.25%, 05/15/2030   2.40%
US Treasury Bond, 5.38%, 02/15/2031   2.17%
US Treasury Bond, 5.00%, 05/15/2037   2.06%
US Treasury Bond, 4.50%, 08/15/2039   2.06%
US Treasury Bond, 4.38%, 02/15/2038   1.99%
US Treasury Bond, 4.75%, 02/15/2037   1.96%

----------
(3.) The Barclays Capital 20+ Treasury Index is an unmanaged index composed of securities in the U.S. Treasury Index with maturities of 20 years or greater. You cannot invest directly in an Index.

(4.) The chart compares the performance of the WELLS FARGO ADVANTAGE ASSET
     ALLOCATION FUND Class A and Administrator Class shares for the most recent ten years with the Asset Allocation Composite Index, the Barclays Capital 20+ Treasury Index and the S&P 500 Index. The chart assumes a hypothetical $10,000 investment in Class A and Administrator Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

(5.) The ten largest holdings are calculated based on the market value of the securities divided by total market value of the Fund. Holdings are subject to change and may have changed since the date specified.

                    12 Wells Fargo Advantage Allocation Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUND (CONTINUED)

generate additional income. The securities lending process is distinct from the investment decisions made by the portfolio management team. During the period, securities lending detracted from the Fund's performance due to the decline in value of certain securities in which securities lending cash collateral was invested.

SECTOR DISTRIBUTION(6)
(AS OF SEPTEMBER 30, 2009)

                                   (PIE CHART)

Consumer Discretionary        (6%)
Consumer Staples              (7%)
Energy                        (7%)
Financials                   (10%)
Health Care                   (8%)
Industrials                   (6%)
Information Technology       (12%)
Materials                     (2%)
Telecommunication Services    (2%)
U.S. Treasury Securities     (38%)
Utilities                     (2%)

NEUTRAL ALLOCATION(6)
(AS OF SEPTEMBER 30, 2009)

                                   (BAR CHART)

Stocks   (60%)
Bonds    (40%)

EFFECTIVE ALLOCATION(6, 7)
(AS OF SEPTEMBER 30, 2009)

                                   (BAR CHART)

Stocks   (86%)
Bonds    (14%)

THE TAA OVERLAY, WITH ITS TILT TOWARD EQUITIES, WAS A DETRACTOR FROM THE FUND'S PERFORMANCE AS STOCKS UNDERPERFORMED BONDS DURING THE REPORTING PERIOD.

The Fund uses a Tactical Asset Allocation (TAA) Model, which seeks to enhance returns by changing target allocations according to the relative attractiveness of stocks and bonds. The Fund's stock holdings seek to replicate the holdings of the S&P 500 Index, and its bond holdings seek to replicate the holdings of the Barclays Capital 20+ Treasury Bond Index. During the entire 12-month period, the Fund maintained its maximum equity overweighting, resulting in a target allocation of 85% stocks and 15% bonds. (Because of price fluctuations, the Fund's actual allocation on a particular day may differ slightly from the target allocation.) The Fund's neutral target allocation is 60% stocks and 40% bonds. (To implement the stock overweight, the Fund employed a hedged futures overlay transaction by maintaining a long position in S&P 500 Index futures.)

THE TAA MODEL CONTINUES TO FAVOR STOCKS RELATIVE TO BONDS.

While unemployment remains high, forward-looking indicators such as industrial production are showing signs of recovery. A September survey of 51 economists by THE WALL STREET JOURNAL showed widespread confidence that economic growth had resumed. Consumer spending is showing signs of stabilizing--aided by the cash for clunkers program--interest rates remain low, and the credit freeze we saw earlier in the year is beginning to thaw. An increased appetite for initial public offerings suggests that investors' appetite for stocks continues to improve. Merger activity has also been robust as companies position themselves for future economic growth. We believe that this environment is positive for U.S. stocks and supportive of the Fund's overweighting of stocks relative to bonds. The TAA model will continue to recommend an overweight toward stocks until the relative valuation between stocks and bonds returns to historical norms.

----------
(6.) Sector distribution and portfolio allocations are subject to change and are calculated based on the total investments of the Fund, excluding cash and cash equivalents.

(7.) Effective Allocation is calculated using the total investments of the Fund as well as the value of futures contracts at period end.

                    Wells Fargo Advantage Allocation Funds 13


Performance Highlights (Unaudited)

                         WELLS FARGO ADVANTAGE ASSET ALLOCATION FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(8) (%) (AS OF SEPTEMBER 30, 2009)

                                              Including Sales Charge             Excluding Sales Charge         Expense Ratio
                                        ---------------------------------  ---------------------------------  -----------------
ASSET ALLOCATION FUND                   6 Month*  1 Year  5 Year  10 Year  6 Month*  1 Year  5 Year  10 Year  Gross(9)  Net(10)
---------------------                   --------  ------  ------  -------  --------  ------  ------  -------  --------  -------
Class A (SFAAX)                           19.55   (10.34)  0.29     0.98     26.87    (4.85)  1.49     1.58     1.29%     1.15%
Class B (SASBX)**                         21.36   (10.48)  0.36     1.04     26.36    (5.48)  0.75     1.04     2.04%     1.90%
Class C (WFALX)                           25.31   (6.51)   0.73     0.82     26.31    (5.51)  0.73     0.82     2.04%     1.90%
Administrator Class (WFAIX)                                                  26.99    (4.61)  1.75     1.76     1.11%     0.90%
Asset Allocation Composite Index(1)                                          17.54     0.44   3.72     3.49
S&P 500 Index(2)                                                             34.02    (6.91)  1.02    (0.15)
Barclays Capital 20+ Treasury Index(3)                                       (4.59)    8.24   6.94     8.14

*    Returns for periods of less than one year are not annualized.

** Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE -www.wellsfargo.com/advantagefunds.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Consult the Fund's prospectus for additional information on these and other risks.

----------
(8.) Administrator Class shares incepted on November 8, 1999. Performance shown prior to the inception of the Administrator Class shares reflects the performance of the Class A shares, and includes sales charges and expenses that are not applicable to and are higher than those of the Administrator Class shares but does not include Class A sales charges. If it did include Class A sales charges, returns would be lower. Class A shares incepted on November 13, 1986.

(9.) Reflects the gross expense ratio as stated in the February 1, 2009 prospectus.

(10.) The investment adviser has contractually committed through January 31, 2010, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

                    14 Wells Fargo Advantage Allocation Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE CONSERVATIVE ALLOCATION FUND

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE CONSERVATIVE ALLOCATION FUND (the Fund) seeks total return, consisting primarily of current income.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

MASTER PORTFOLIO SUBADVISERS

Artisan Partners Limited Partnership
Cadence Capital Management
Cooke & Bieler, L.P.
Evergreen Investment Management
Company, LLC
Galliard Capital Management, Inc.
LSV Asset Management
Peregrine Capital Management, Inc.
Smith Asset Management Group, L.P.
SSgA Funds Management
Systematic Financial Management, L.P.
Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Doug Beath
Thomas C. Biwer, CFA
Galen G. Blomster, CFA
Christian L. Chan, CFA
Jeffrey P. Mellas
Andrew Owen, CFA

FUND INCEPTION

April 30, 1989

PERFORMANCE SUMMARY
12-MONTH TOTAL RETURN AS OF SEPTEMBER 30, 2009

CONSERVATIVE ALLOCATION FUND                 1 YEAR
----------------------------                 ------
Administrator Class                            3.68%
Conservative Allocation Composite Index(1)     5.89%
Barclays Capital U.S. Aggregate Index(2)      10.56%
S&P 500 Index(3)                              (6.91)%

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE -www.wellsfargo.com/advantagefunds.

ADMINISTRATOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. NET AND GROSS EXPENSE RATIOS FOR ADMINISTRATOR SHARES ARE 0.85% AND 1.06%. THE INVESTMENT ADVISER HAS CONTRACTUALLY COMMITTED THROUGH JANUARY 31, 2010, TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THIS NET OPERATING EXPENSE RATIO. WITHOUT THESE REDUCTIONS, THE FUND'S RETURNS WOULD HAVE BEEN LOWER.

GROWTH OF $10,000 INVESTMENT(4)
(AS OF SEPTEMBER 30, 2009)

                               (PERFORMANCE GRAPH)

              WELLS FARGO
              CONSERVATIVE
               ALLOCATION                BARCLAYS     CONSERVATIVE
                 FUND -                CAPITAL U.S.    ALLOCATION
             ADMINISTRATOR   S&P 500     AGGREGATE      COMPOSITE
   DATE          CLASS        INDEX        INDEX          INDEX
----------   -------------   -------   ------------   ------------
 9/30/1999       10000         10000        10000          10000
10/31/1999       10110       $10,633      $10,037        $10,139
11/30/1999       10189       $10,849      $10,036        $10,201
12/31/1999       10282       $11,487      $ 9,988        $10,317
 1/31/2000       10240       $10,910      $ 9,955        $10,217
 2/29/2000       10384       $10,704      $10,075        $10,317
 3/31/2000       10657       $11,750      $10,208        $10,554
 4/30/2000       10582       $11,397      $10,179        $10,474
 5/31/2000       10529       $11,164      $10,174        $10,431
 6/30/2000       10738       $11,439      $10,386        $10,629
 7/31/2000       10802       $11,260      $10,480        $10,653
 8/31/2000       11006       $11,959      $10,632        $10,876
 9/30/2000       10952       $11,328      $10,699        $10,832
10/31/2000       11033       $11,280      $10,770        $10,852
11/30/2000       11108       $10,391      $10,946        $10,790
12/31/2000       11333       $10,442      $11,149        $10,968
 1/31/2001       11453       $10,813      $11,331        $11,167
 2/28/2001       11367       $ 9,827      $11,430        $11,031
 3/31/2001       11276       $ 9,205      $11,487        $10,933
 4/30/2001       11464       $ 9,920      $11,440        $11,099
 5/31/2001       11516       $ 9,986      $11,509        $11,153
 6/30/2001       11487       $ 9,743      $11,552        $11,140
 7/31/2001       11590       $ 9,647      $11,810        $11,256
 8/31/2001       11550       $ 9,044      $11,946        $11,215
 9/30/2001       11378       $ 8,314      $12,085        $11,107
10/31/2001       11561       $ 8,472      $12,338        $11,308
11/30/2001       11664       $ 9,122      $12,168        $11,388
12/31/2001       11706       $ 9,202      $12,090        $11,388
 1/31/2002       11694       $ 9,068      $12,188        $11,398
 2/28/2002       11694       $ 8,893      $12,306        $11,428
 3/31/2002       11712       $ 9,228      $12,102        $11,424
 4/30/2002       11736       $ 8,668      $12,336        $11,466
 5/31/2002       11749       $ 8,605      $12,441        $11,505
 6/30/2002       11669       $ 7,992      $12,549        $11,421
 7/31/2002       11455       $ 7,369      $12,700        $11,309
 8/31/2002       11504       $ 7,417      $12,915        $11,426
 9/30/2002       11277       $ 6,612      $13,124        $11,301
10/31/2002       11467       $ 7,193      $13,064        $11,447
11/30/2002       11632       $ 7,616      $13,061        $11,582
12/31/2002       11533       $ 7,169      $13,330        $11,601
 1/31/2003       11450       $ 6,982      $13,342        $11,544
 2/28/2003       11463       $ 6,877      $13,526        $11,594
 3/31/2003       11469       $ 6,943      $13,516        $11,607
 4/30/2003       11748       $ 7,515      $13,627        $11,861
 5/31/2003       12027       $ 7,911      $13,881        $12,131
 6/30/2003       12059       $ 8,012      $13,854        $12,161
 7/31/2003       12040       $ 8,153      $13,388        $11,993
 8/31/2003       12123       $ 8,312      $13,477        $12,096
 9/30/2003       12199       $ 8,224      $13,834        $12,268
10/31/2003       12364       $ 8,689      $13,705        $12,354
11/30/2003       12408       $ 8,765      $13,738        $12,408
12/31/2003       12607       $ 9,224      $13,877        $12,613
 1/31/2004       12705       $ 9,394      $13,989        $12,725
 2/29/2004       12804       $ 9,524      $14,140        $12,844
 3/31/2004       12830       $ 9,381      $14,246        $12,877
 4/30/2004       12633       $ 9,234      $13,876        $12,632
 5/31/2004       12640       $ 9,360      $13,820        $12,636
 6/30/2004       12712       $ 9,542      $13,898        $12,729
 7/31/2004       12640       $ 9,226      $14,036        $12,709
 8/31/2004       12712       $ 9,263      $14,304        $12,859
 9/30/2004       12777       $ 9,363      $14,343        $12,923
10/31/2004       12863       $ 9,507      $14,463        $13,037
11/30/2004       12981       $ 9,891      $14,347        $13,108
12/31/2004       13141       $10,228      $14,479        $13,274
 1/31/2005       13087       $ 9,978      $14,570        $13,255
 2/28/2005       13121       $10,188      $14,484        $13,278
 3/31/2005       13046       $10,008      $14,410        $13,195
 4/30/2005       13032       $ 9,818      $14,605        $13,243
 5/31/2005       13209       $10,130      $14,763        $13,418
 6/30/2005       13283       $10,145      $14,844        $13,485
 7/31/2005       13358       $10,522      $14,708        $13,526
 8/31/2005       13426       $10,426      $14,897        $13,622
 9/30/2005       13405       $10,510      $14,744        $13,584
10/31/2005       13310       $10,335      $14,627        $13,475
11/30/2005       13466       $10,726      $14,692        $13,618
12/31/2005       13545       $10,729      $14,831        $13,722
 1/31/2006       13659       $11,014      $14,832        $13,837
 2/28/2006       13688       $11,043      $14,881        $13,874
 3/31/2006       13702       $11,181      $14,735        $13,865
 4/30/2006       13745       $11,331      $14,709        $13,908
 5/31/2006       13638       $11,005      $14,693        $13,817
 6/30/2006       13645       $11,020      $14,724        $13,846
 7/31/2006       13731       $11,088      $14,923        $13,972
 8/31/2006       13945       $11,351      $15,152        $14,176
 9/30/2006       14095       $11,643      $15,285        $14,315
10/31/2006       14266       $12,023      $15,386        $14,486
11/30/2006       14431       $12,251      $15,564        $14,659
12/31/2006       14437       $12,423      $15,474        $14,667
 1/31/2007       14511       $12,610      $15,468        $14,725
 2/28/2007       14579       $12,363      $15,706        $14,828
 3/31/2007       14646       $12,502      $15,706        $14,881
 4/30/2007       14841       $13,056      $15,791        $15,059
 5/31/2007       14908       $13,511      $15,671        $15,111
 6/30/2007       14863       $13,284      $15,624        $15,058
 7/31/2007       14878       $12,872      $15,753        $15,049
 8/31/2007       14998       $13,065      $15,947        $15,208
 9/30/2007       15230       $13,554      $16,068        $15,411
10/31/2007       15387       $13,770      $16,213        $15,564
11/30/2007       15365       $13,194      $16,504        $15,618
12/31/2007       15296       $13,102      $16,550        $15,623
 1/31/2008       15168       $12,317      $16,828        $15,611
 2/29/2008       15016       $11,916      $16,852        $15,564
 3/31/2008       14889       $11,865      $16,909        $15,588
 4/30/2008       15032       $12,443      $16,874        $15,721
 5/31/2008       15040       $12,604      $16,750        $15,713
 6/30/2008       14721       $11,541      $16,737        $15,448
 7/31/2008       14609       $11,444      $16,723        $15,425
 8/31/2008       14673       $11,610      $16,882        $15,540
 9/30/2008       14186       $10,575      $16,655        $15,133
10/31/2008       13220       $ 8,799      $16,262        $14,413
11/30/2008       12877       $ 8,168      $16,791        $14,471
12/31/2008       13005       $ 8,255      $17,418        $14,859
 1/31/2009       12727       $ 7,559      $17,264        $14,526
 2/28/2009       12424       $ 6,754      $17,199        $14,182
 3/31/2009       12778       $ 7,346      $17,438        $14,537
 4/30/2009       13208       $ 8,049      $17,521        $14,899
 5/31/2009       13553       $ 8,499      $17,648        $15,148
 6/30/2009       13697       $ 8,516      $17,749        $15,203
 7/31/2009       14169       $ 9,160      $18,035        $15,586
 8/31/2009       14421       $ 9,491      $18,222        $15,799
 9/30/2009       14708       $ 9,845      $18,413        $16,024

----------
(1.) The Conservative Allocation Composite Index is weighted 55% in the Barclays
     Capital U.S. Aggregate Index (includes Treasury issues, agency issues, corporate bond issues and mortgage-backed securities), 25% in the Barclays Capital 9-12 Month U.S. Treasury Bond Index (an unmanaged index that includes aged U.S. Treasury bills, notes, and bonds with a remaining maturity from one up to but not including 12 months), 5% in the Russell 1000(R) Value Index (measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values), 5% in the S&P 500 Index, 5% in the Russell 1000 Growth (measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values), 3% in the MSCI EAFE Index (an unmanaged group of securities generally representative of the stock markets of Europe, Australasia and the Far East), and 2% in the Russell 2000(R) Index (measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index. You cannot invest directly in an Index.

                   Wells Fargo Advantage Allocation Funds 15


Performance Highlights (Unaudited)

                  WELLS FARGO ADVANTAGE CONSERVATIVE ALLOCATION FUND (CONTINUED)

MANAGER'S DISCUSSION

FUND HIGHLIGHTS

- In a difficult period in which nearly all equity styles declined, the Fund underperformed its composite benchmark and the Barclays Capital U.S. Aggregate Index; however, the Fund's relative weighting in bonds helped it to outperform the S&P 500 Index.

-    U.S. fixed income markets--particularly corporate bonds--generated gains.

- Bonds significantly outperformed stocks during the period; thus, the Fund's emphasis on stocks detracted from absolute and relative performance.

NEARLY ALL EQUITY STYLES AND SECTORS POSTED DECLINES DURING THE PERIOD.

Events that originated with the subprime housing meltdown and later spread to credit derivatives continued to negatively impact the economic and market environment during the first half of the period. In response, the Fed took unprecedented actions that included reducing short-term rates to a range of 0 to 0.25%, and directly purchasing Treasuries and mortgage-backed securities. Equity markets rebounded in March on unexpected positive news from several major banks and the release of less-dire economic statistics. For the last six months of the period, the S&P 500 returned 34.02%, even though the index posted a loss for the full 12 months.

BONDS PROVIDED GAINS ACROSS THE BOARD.

All major bond indices produced positive returns for the 12-month period, with corporate bonds in both the investment grade and high-yield sectors showing the strongest gains. The extreme turbulence in the financial sector produced a flight to safety into U.S. Treasuries during the first half of the period. As investor confidence later returned, the difference between the yields of corporate bonds and Treasuries narrowed significantly, causing corporate bond prices to rise. In the last six months of the period, corporate

TEN LARGEST HOLDINGS(5)
(AS OF SEPTEMBER 30, 2009)

US Treasury Note, 2.63%, 07/31/2014          3.17%
GNMA, 7.00%, 08/16/2042                      1.04%
FMNA, 3.27%, 06/01/2034                      0.96%
US Treasury Note, 3.13%, 05/15/2019          0.91%
US Treasury Bond, 3.38%, 04/15/2032          0.90%
US Treasury Note, 2.50%, 01/15/2029          0.76%
FHLMC, 4.50%, 06/01/2019                     0.66%
US Treasury Bond, 5.50%, 08/15/2028          0.65%
College Loan Corporate Trust Series 2006-A
   Class A3, 0.59%, 10/25/2025               0.64%
FMNA, 5.28%, 09/01/2039                      0.62%

----------
(2.) The Barclays Capital U.S. Aggregate Index includes bonds from the Treasury, government-related, corporate, agency, mortgage-backed securities, and asset-backed securities sectors. You cannot invest directly in an Index.

(3.) The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index with each stock's weight in the Index proportionate to its market value. You cannot invest directly in an Index.

(4.) The chart compares the performance of the WELLS FARGO ADVANTAGE
     CONSERVATIVE ALLOCATION FUND Administrator Class shares for the most recent ten years with, the Conservative Allocation Composite Index, the Barclays Capital U.S. Aggregate Index and the S&P 500 Index. The chart assumes a hypothetical $10,000 investment in Administrator Class shares and reflects all operating expenses.

(5.) The ten largest holdings are calculated based on the market value of the Master Trust portfolio securities allocable to the Fund divided by the total market value of the portfolio of investments of the Fund. Holdings are subject to change and may have changed since the date specified. See Notes to the Financial Statements for a discussion of the Master Trust.

                    16 Wells Fargo Advantage Allocation Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE CONSERVATIVE ALLOCATION FUND (CONTINUED)

bonds outperformed Treasuries. Despite signs that the U.S. economy is stabilizing, the Federal Reserve Board has stated that it will keep short-term interest rates at record lows for the foreseeable future.

THE TAA OVERLAY, WITH ITS TILT TOWARD EQUITIES FOR THE PERIOD, WAS A DETRACTOR FROM THE FUND'S PERFORMANCE AS STOCKS UNDERPERFORMED BONDS DURING THE REPORTING PERIOD.

The Fund uses a Tactical Asset Allocation (TAA) Model, which seeks to enhance returns by changing its target allocations as the relative attractiveness of stocks and bonds change. During the entire 12-month period, the Fund maintained its tactical allocation to the strategy's maximum equity overweighting, resulting in a target allocation of 25% stocks and 75% bonds. The Fund's neutral target allocation is 20% stocks and 80% bonds. (To implement the stock overweight, the Fund employed a hedged futures overlay transaction by maintaining a long position in S&P 500 Index futures.)

ALTHOUGH STOCKS HAVE OUTPERFORMED BONDS BY A SIGNIFICANT MARGIN IN RECENT MONTHS, THE TAA MODEL CONTINUES TO FAVOR STOCKS RELATIVE TO BONDS.

Despite a continued high unemployment rate, economic data released in the final month of the period showed some signs of stabilization. The September release of the Institute of Supply Management (ISM) survey indicated the second month of expansion in the manufacturing sector, following 18 consecutive months of contraction. The S&P/Case-Shiller Home Price Indices showed a reduced annual rate of decline for the 10-City and 20-City composites, marking approximately six months of improved readings for the indices. Lastly, we believe that the price/earnings multiples of U.S. stocks still present attractive value considering the current environment of near-zero inflation and low Treasury bond yields. The Fund will therefore remain overweighted in stocks until the relative valuation between stocks and bonds returns to historical norms.

NEUTRAL ALLOCATION(6)
(AS OF SEPTEMBER 30, 2009)

                                  (BAR CHART)

Stocks   (20%)
Bonds    (80%)

EFFECTIVE ALLOCATION(6, 7)
(AS OF SEPTEMBER 30, 2009)

                                  (BAR CHART)

Stocks   (25%)
Bonds    (75%)

----------
(6.) Portfolio allocations are subject to change and is calculated based on the total investments of the Fund, excluding cash and cash equivalents.

(7.) Effective Allocation is calculated using the total investments of the Fund as well as the value of futures contracts at period end.

                    Wells Fargo Advantage Allocation Funds 17


Performance Highlights (Unaudited)

                  WELLS FARGO ADVANTAGE CONSERVATIVE ALLOCATION FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(8) (%) (AS OF SEPTEMBER 30, 2009)

                                                                                       Expense Ratio
                                                                                    ------------------
CONSERVATIVE ALLOCATION FUND                 6 Month*   1 Year   5 Year   10 Year   Gross(9)   Net(10)
----------------------------                 --------   ------   ------   -------   --------   -------
Administrator Class (NVCBX)                    15.11      3.68    2.85      3.93      1.06%     0.85%
Conservative Allocation Composite Index(1)     10.23      5.89    4.39      4.83
Barclays Capital U.S. Aggregate Index(2)        5.59     10.56    5.13      6.30
S&P 500 Index(3)                               34.02     (6.91)   1.02     (0.15)

*    Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - www.wellsfargo.com/advantagefunds.

ADMINISTRATOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Active trading results in increased turnover and trading expenses, and may generate higher short term capital gains. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to mortgage- and asset-backed securities risk. Consult the Fund's prospectus for additional information on these and other risks.

----------
(8.) The Fund is a gateway blended Fund that invests all of its assets in two or more master portfolios of the Master Trust in varying proportions. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolios in which it invests.

(9.) Reflects the gross expense ratio as stated in the February 1, 2009 prospectus.

(10.) The investment adviser has contractually committed through January 31, 2010, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

                    18 Wells Fargo Advantage Allocation Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE GROWTH BALANCED FUND

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE GROWTH BALANCED FUND (the Fund) seeks total return, consisting of capital appreciation and current income.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

MASTER PORTFOLIO SUBADVISERS

Artisan Partners Limited Partnership
Cadence Capital Management
Cooke & Bieler, L.P.
Evergreen Investment Management Company, LLC
Galliard Capital Management, Inc.
LSV Asset Management
Peregrine Capital Management, Inc.
Smith Asset Management Group, L.P.
SSgA Funds Management
Systematic Financial Management, L.P.
Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Doug Beath
Thomas C. Biwer, CFA
Galen G. Blomster, CFA
Christian L. Chan, CFA
Jeffrey P. Mellas
Andrew Owen, CFA

FUND INCEPTION

April 30, 1989

PERFORMANCE SUMMARY

12-MONTH TOTAL RETURN AS OF SEPTEMBER 30, 2009 (EXCLUDING SALES CHARGES)

GROWTH BALANCED FUND                            1 YEAR
--------------------                            ------
Class A                                         (2.95)%
Growth Balanced Allocation Composite Index(1)    0.94%
S&P 500 Index(2)                                (6.91)%
Barclays Capital U.S. Aggregate Index(3)        10.56%

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE -www.wellsfargo.com/advantagefunds.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. NET AND GROSS EXPENSE RATIOS FOR CLASS A SHARES ARE 1.20% AND 1.34%, RESPECTIVELY. THE INVESTMENT ADVISER HAS CONTRACTUALLY COMMITTED THROUGH JANUARY 2010, TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THIS NET OPERATING EXPENSE RATIO. WITHOUT THESE REDUCTIONS, THE FUND'S RETURNS WOULD HAVE BEEN LOWER.

GROWTH OF $10,000 INVESTMENT(4)
(AS OF SEPTEMBER 30, 2009)

                               (PERFORMANCE GRAPH)

                                      WELLS FARGO GROWTH                                           GROWTH BALANCED
               WELLS FARGO GROWTH       BALANCED FUND                      BARCLAYS CAPITAL U.S.      ALLOCATION
   DATE      BALANCED FUND CLASS A   ADMINISTRATOR CLASS   S&P 500 INDEX      AGGREGATE INDEX      COMPOSITE INDEX
----------   ---------------------   -------------------   -------------   ---------------------   ---------------
 9/30/1999            9425                  10000               10000              10000                10000
10/31/1999            9731                  10327             $10,633            $10,037              $10,370
11/30/1999            9947                  10557             $10,849            $10,036              $10,556
12/31/1999           10234                  10867             $11,487            $ 9,988              $10,995
 1/31/2000           10067                  10688             $10,910            $ 9,955              $10,670
 2/29/2000           10209                  10842             $10,704            $10,075              $10,781
 3/31/2000           10739                  11405             $11,750            $10,208              $11,336
 4/30/2000           10587                  11248             $11,397            $10,179              $11,058
 5/31/2000           10445                  11098             $11,164            $10,174              $10,880
 6/30/2000           10708                  11381             $11,439            $10,386              $11,159
 7/31/2000           10695                  11367             $11,260            $10,480              $11,044
 8/31/2000           11067                  11766             $11,959            $10,632              $11,538
 9/30/2000           10825                  11514             $11,328            $10,699              $11,227
10/31/2000           10906                  11598             $11,280            $10,770              $11,144
11/30/2000           10720                  11402             $10,391            $10,946              $10,615
12/31/2000           11011                  11716             $10,442            $11,149              $10,819
 1/31/2001           11159                  11872             $10,813            $11,331              $11,108
 2/28/2001           10640                  11324             $ 9,827            $11,430              $10,491
 3/31/2001           10235                  10893             $ 9,205            $11,487              $10,054
 4/30/2001           10891                  11594             $ 9,920            $11,440              $10,572
 5/31/2001           10924                  11636             $ 9,986            $11,509              $10,599
 6/30/2001           10750                  11449             $ 9,743            $11,552              $10,475
 7/31/2001           10707                  11407             $ 9,647            $11,810              $10,438
 8/31/2001           10409                  11091             $ 9,044            $11,946              $10,119
 9/30/2001            9766                  10410             $ 8,314            $12,085              $ 9,559
10/31/2001            9954                  10611             $ 8,472            $12,338              $ 9,786
11/30/2001           10533                  11228             $ 9,122            $12,168              $10,190
12/31/2001           10664                  11371             $ 9,202            $12,090              $10,264
 1/31/2002           10535                  11231             $ 9,068            $12,188              $10,166
 2/28/2002           10377                  11067             $ 8,893            $12,306              $10,092
 3/31/2002           10727                  11443             $ 9,228            $12,102              $10,334
 4/30/2002           10507                  11211             $ 8,668            $12,336              $10,121
 5/31/2002           10437                  11139             $ 8,605            $12,441              $10,090
 6/30/2002           10073                  10750             $ 7,992            $12,549              $ 9,686
 7/31/2002            9317                   9945             $ 7,369            $12,700              $ 9,182
 8/31/2002            9303                   9933             $ 7,417            $12,915              $ 9,258
 9/30/2002            8497                   9072             $ 6,612            $13,124              $ 8,683
10/31/2002            9001                   9617             $ 7,193            $13,064              $ 9,091
11/30/2002            9429                  10073             $ 7,616            $13,061              $ 9,443
12/31/2002            8967                   9581             $ 7,169            $13,330              $ 9,182
 1/31/2003            8740                   9340             $ 6,982            $13,342              $ 9,020
 2/28/2003            8587                   9177             $ 6,877            $13,526              $ 8,957
 3/31/2003            8633                   9230             $ 6,943            $13,516              $ 8,988
 4/30/2003            9198                   9838             $ 7,515            $13,627              $ 9,512
 5/31/2003            9600                  10267             $ 7,911            $13,881              $ 9,954
 6/30/2003            9724                  10402             $ 8,012            $13,854              $10,045
 7/31/2003           10009                  10708             $ 8,153            $13,388              $10,085
 8/31/2003           10151                  10863             $ 8,312            $13,477              $10,260
 9/30/2003           10048                  10753             $ 8,224            $13,834              $10,321
10/31/2003           10556                  11300             $ 8,689            $13,705              $10,697
11/30/2003           10645                  11398             $ 8,765            $13,738              $10,811
12/31/2003           11050                  11837             $ 9,224            $13,877              $11,206
 1/31/2004           11184                  11983             $ 9,394            $13,989              $11,387
 2/29/2004           11304                  12112             $ 9,524            $14,140              $11,539
 3/31/2004           11232                  12037             $ 9,381            $14,246              $11,503
 4/30/2004           11043                  11837             $ 9,234            $13,876              $11,237
 5/31/2004           11126                  11933             $ 9,360            $13,820              $11,314
 6/30/2004           11271                  12092             $ 9,542            $13,898              $11,493
 7/31/2004           10927                  11724             $ 9,226            $14,036              $11,252
 8/31/2004           10916                  11712             $ 9,263            $14,304              $11,352
 9/30/2004           11054                  11862             $ 9,363            $14,343              $11,492
10/31/2004           11177                  11995             $ 9,507            $14,463              $11,667
11/30/2004           11619                  12471             $ 9,891            $14,347              $12,015
12/31/2004           11914                  12792             $10,228            $14,479              $12,336
 1/31/2005           11644                  12506             $ 9,978            $14,570              $12,156
 2/28/2005           11843                  12724             $10,188            $14,484              $12,322
 3/31/2005           11659                  12527             $10,008            $14,410              $12,147
 4/30/2005           11415                  12266             $ 9,818            $14,605              $12,021
 5/31/2005           11718                  12596             $10,130            $14,763              $12,321
 6/30/2005           11788                  12672             $10,145            $14,844              $12,408
 7/31/2005           12187                  13104             $10,522            $14,708              $12,688
 8/31/2005           12128                  13044             $10,426            $14,897              $12,706
 9/30/2005           12224                  13151             $10,510            $14,744              $12,773
10/31/2005           12058                  12976             $10,335            $14,627              $12,567
11/30/2005           12423                  13369             $10,726            $14,692              $12,887
12/31/2005           12453                  13405             $10,729            $14,831              $12,991
 1/31/2006           12776                  13754             $11,014            $14,832              $13,319
 2/28/2006           12788                  13773             $11,043            $14,881              $13,344
 3/31/2006           12977                  13980             $11,181            $14,735              $13,471
 4/30/2006           13131                  14146             $11,331            $14,709              $13,607
 5/31/2006           12757                  13745             $11,005            $14,693              $13,305
 6/30/2006           12713                  13704             $11,020            $14,724              $13,328
 7/31/2006           12689                  13681             $11,088            $14,923              $13,400
 8/31/2006           12981                  13998             $11,351            $15,152              $13,689
 9/30/2006           13218                  14256             $11,643            $15,285              $13,902
10/31/2006           13601                  14670             $12,023            $15,386              $14,266
11/30/2006           13826                  14914             $12,251            $15,564              $14,532
12/31/2006           13966                  15071             $12,423            $15,474              $14,643
 1/31/2007           14169                  15294             $12,610            $15,468              $14,794
 2/28/2007           14000                  15116             $12,363            $15,706              $14,747
 3/31/2007           14143                  15274             $12,502            $15,706              $14,870
 4/30/2007           14607                  15775             $13,056            $15,791              $15,290
 5/31/2007           14987                  16187             $13,511            $15,671              $15,580
 6/30/2007           14856                  16048             $13,284            $15,624              $15,412
 7/31/2007           14599                  15770             $12,872            $15,753              $15,133
 8/31/2007           14751                  15944             $13,065            $15,947              $15,300
 9/30/2007           15274                  16515             $13,554            $16,068              $15,719
10/31/2007           15552                  16817             $13,770            $16,213              $15,985
11/30/2007           14991                  16217             $13,194            $16,504              $15,628
12/31/2007           14849                  16060             $13,102            $16,550              $15,556
 1/31/2008           14057                  15211             $12,317            $16,828              $14,988
 2/29/2008           13645                  14765             $11,916            $16,852              $14,749
 3/31/2008           13550                  14668             $11,865            $16,909              $14,712
 4/30/2008           14086                  15251             $12,443            $16,874              $15,177
 5/31/2008           14228                  15404             $12,604            $16,750              $15,315
 6/30/2008           13246                  14346             $11,541            $16,737              $14,484
 7/31/2008           13151                  14244             $11,444            $16,723              $14,396
 8/31/2008           13208                  14312             $11,610            $16,882              $14,518
 9/30/2008           12155                  13170             $10,575            $16,655              $13,513
10/31/2008           10330                  11196             $ 8,799            $16,262              $11,816
11/30/2008            9528                  10331             $ 8,168            $16,791              $11,369
12/31/2008            9635                  10449             $ 8,255            $17,418              $11,704
 1/31/2009            9058                   9826             $ 7,559            $17,264              $11,001
 2/28/2009            8388                   9097             $ 6,754            $17,199              $10,226
 3/31/2009            8960                   9720             $ 7,346            $17,438              $10,834
 4/30/2009            9772                  10602             $ 8,049            $17,521              $11,622
 5/31/2009           10276                  11154             $ 8,499            $17,648              $12,125
 6/30/2009           10340                  11224             $ 8,516            $17,749              $12,165
 7/31/2009           11054                  12006             $ 9,160            $18,035              $12,870
 8/31/2009           11386                  12370             $ 9,491            $18,222              $13,237
 9/30/2009           11797                  12817             $ 9,845            $18,413              $13,640

----------
(1.) The Growth Balanced Allocation Composite Index is weighted 35% in the
     Barclays Capital Aggregate Index (includes Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities), 16.25% in the Russell 1000(R) Value Index (measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values), 16.25% in the S&P 500 Index, 16.25% in the Russell 1000(R) Growth (measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values), 9.75% in the MSCI EAFE Index (an unmanaged group of securities generally representative of the stock markets of Europe, Australasia, and the Far East), and 6.50% in the Russell 2000(R) Index (measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index). You cannot invest directly in an Index.

                    Wells Fargo Advantage Allocation Funds 19


Performance Highlights (Unaudited)

                          WELLS FARGO ADVANTAGE GROWTH BALANCED FUND (CONTINUED)

MANAGER'S DISCUSSION

FUND HIGHLIGHTS

- In a difficult period in which nearly all equity styles declined, the Fund underperformed its composite benchmark and the Barclays Capital U.S. Aggregate Index; however, the Fund's diversified portfolio of stocks and bonds helped it to outperform the S&P 500 Index.

-    U.S. fixed income markets--particularly corporate bonds--generated gains.

- Bonds significantly outperformed stocks during the period; thus, the Fund's emphasis on stocks detracted from absolute and relative performance.

NEARLY ALL EQUITY STYLES AND SECTORS POSTED DECLINES DURING THE PERIOD.

Events that originated with the subprime housing meltdown and later spread to credit derivatives continued to negatively impact the economic and market environment during the first half of the period. In response, the Fed took unprecedented actions that included reducing short-term rates to a range of 0 to 0.25%, and directly purchasing Treasuries and mortgage-backed securities. Equity markets rebounded in March on unexpected positive news from several major banks and the release of less-dire economic statistics. For the last six months of the period, the S&P 500 returned 34.02%, even though the index posted a loss for the full 12 months.

BONDS PROVIDED GAINS ACROSS THE BOARD.

All major bond indices produced positive returns for the 12-month period, with corporate bonds in both the investment grade and high-yield sectors showing the strongest gains. The extreme turbulence in the financial sector produced a flight to safety into U.S. Treasuries during the first half of the period. As investor confidence later returned, the difference between the yields of corporate bonds and Treasuries narrowed significantly, causing corporate bond prices to rise. In the last six months of the period,

TEN LARGEST HOLDINGS(5)
(AS OF SEPTEMBER 30, 2009)

US Treasury Note, 2.63%, 07/31/2014   3.56%
Goldman Sachs Group Incorporated      3.15%
Microsoft Corporation                 2.68%
Exxon Mobil Corporation               2.58%
Cisco Systems Incorporated            2.50%
Apple Incorporated                    2.23%
Google Incorporated Class A           2.09%
JPMorgan Chase & Company              1.97%
Charles Schwab Corporation            1.61%
Bank of America Corporation           1.52%

----------
(2.) The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index with each stock's weight in the Index proportionate to its market value. You cannot invest directly in an Index.

(3.) The Barclays Capital U.S. Aggregate Index includes bonds from the Treasury, government-related, corporate, agency, mortgage-backed securities, and asset-backed securities sectors. You cannot invest directly in an Index.

(4.) The chart compares the performance of the WELLS FARGO ADVANTAGE GROWTH
     BALANCED FUND Class A and Administrator Class shares for the most recent ten years with the Growth Balanced Composite Index, the Barclays Capital U.S. Aggregate Index and the S&P 500 Index. The chart assumes a hypothetical $10,000 investment in Class A and Administrator Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

(5.) The ten largest holdings are calculated based on the market value of the Master Trust portfolio securities allocable to the Fund divided by the total market value of the portfolio of investments of the Fund. Holdings are subject to change and may have changed since the date specified. See Notes to the Financial Statements for a discussion of the Master Trust.

                    20 Wells Fargo Advantage Allocation Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE GROWTH BALANCED FUND (CONTINUED)

corporate bonds outperformed Treasuries. Despite signs that the U.S. economy is stabilizing, the Federal Reserve Board has stated that it will keep short-term interest rates at record lows for the foreseeable future.

THE TAA OVERLAY, WITH ITS TILT TOWARD EQUITIES FOR THE PERIOD, WAS A DETRACTOR FROM THE FUND'S PERFORMANCE AS STOCKS UNDERPERFORMED BONDS DURING THE REPORTING PERIOD.

The Fund uses a Tactical Asset Allocation (TAA) Model, which seeks to enhance returns by changing its target allocations as the relative attractiveness of stocks and bonds change. During the entire 12-month period, the Fund maintained its tactical allocation to the strategy's maximum equity overweighting, resulting in a target allocation of 80% stocks and 20% bonds. The Fund's neutral target allocation is 65% stocks and 35% bonds. (To implement the emphasis on stocks, the Fund employed a hedged futures overlay transaction by maintaining a long position in S&P 500 Index futures.)

ALTHOUGH STOCKS HAVE OUTPERFORMED BONDS BY A SIGNIFICANT MARGIN IN RECENT MONTHS, THE TAA MODEL CONTINUES TO FAVOR STOCKS RELATIVE TO BONDS.

Despite a continued high unemployment rate, economic data released in the final month of the period showed some signs of stabilization. The September release of the Institute of Supply Management (ISM) survey indicated the second month of expansion in the manufacturing sector, following 18 consecutive months of contraction. The S&P/Case-Shiller Home Price Indices showed a reduced annual rate of decline for the 10-City and 20-City composites, marking approximately six months of improved readings for the indices. Lastly, we believe that the price/earnings multiples of U.S. stocks still present attractive value considering the current environment of near-zero inflation and low Treasury bond yields. The Fund will therefore remain overweighted in stocks until the relative valuation between stocks and bonds returns to historical norms.

NEUTRAL ALLOCATION(6)
(AS OF SEPTEMBER 30, 2009)

                                  (BAR CHART)

Stocks (65%)   Bonds (35%)

EFFECTIVE ALLOCATION(6, 7)
(AS OF SEPTEMBER 30, 2009)

                                  (BAR CHART)

Stocks (80%)   Bonds (20%)

----------
(6.) Portfolio allocations are subject to change and is calculated based on the total investments of the Fund, excluding cash and cash equivalents.

(7.) Effective Allocation is calculated using the total investments of the Fund as well as the value of futures contracts at period end.

                    Wells Fargo Advantage Allocation Funds 21


Performance Highlights (Unaudited)

                          WELLS FARGO ADVANTAGE GROWTH BALANCED FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(8) (%) (AS OF SEPTEMBER 30, 2009)

                                                Including Sales Charge             Excluding Sales Charge         Expense Ratio
                                          ---------------------------------  ---------------------------------  -----------------
GROWTH BALANCED FUND                      6 Month*  1 Year  5 Year  10 Year  6 Month*  1 Year  5 Year  10 Year  Gross(9)  Net(10)
--------------------                      --------  ------  ------  -------  --------  ------  ------  -------  --------  -------
Class A (WFGBX)                             24.09   (8.53)    0.12    1.67     31.66   (2.95)   1.31     2.27     1.34%    1.20%
Class B (NVGRX)**                           26.17   (8.66)    0.16    1.73     31.17   (3.66)   0.55     1.73     2.09%    1.95%
Class C (WFGWX)                             30.17   (4.69)    0.55    1.51     31.17   (3.69)   0.55     1.51     2.09%    1.95%
Administrator Class (NVGBX)                                                    31.86   (2.68)   1.56     2.51     1.16%    0.95%
Growth Balanced Allocation
   Composite Index(1)                                                          25.90    0.94    3.49     3.15
S&P 500 Index(2)                                                               34.02   (6.91)   1.02    (0.15)
Barclays Capital U.S. Aggregate Index(3)                                        5.59    10.56   5.13     6.30

*    Returns for periods of less than one year are not annualized.

** Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE -www.wellsfargo.com/advantagefunds.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to foreign investment risk, mortgage- and asset-backed securities risk, and smaller company securities risk. Consult the Fund's prospectus for additional information on these and other risks.

----------
(8.) The Fund is a gateway blended Fund that invests all of its assets in two or more master portfolios of the Master Trust in varying proportions. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolios in which it invests.

(9.) Reflects the gross expense ratio as stated in the February 1, 2009 prospectus.

(10.) The investment adviser has contractually committed through January 31, 2010, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

                    22 Wells Fargo Advantage Allocation Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE MODERATE BALANCED FUND

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE MODERATE BALANCED FUND (the Fund) seeks total return, consisting of current income and capital appreciation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

MASTER PORTFOLIO SUBADVISERS

Artisan Partners Limited Partnership
Cadence Capital Management
Cooke & Bieler, L.P.
Evergreen Investment Management Company, LLC
Galliard Capital Management, Inc.
LSV Asset Management
Peregrine Capital Management, Inc.
Smith Asset Management Group, L.P.
SSgA Funds Management
Systematic Financial Management, L.P.
Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Doug Beath
Thomas C. Biwer, CFA
Galen G. Blomster, CFA
Christian L. Chan, CFA
Jeffrey P. Mellas
Andrew Owen, CFA

FUND INCEPTION

April 30, 1989

PERFORMANCE SUMMARY

12-MONTH TOTAL RETURN AS OF SEPTEMBER 30, 2009 (EXCLUDING SALES CHARGES)

MODERATE BALANCED FUND                            1 YEAR
----------------------                            ------
Class A                                            0.94%
Moderate Balanced Allocation Composite Index(1)    3.81%
S&P 500 Index(2)                                  (6.91)%
Barclays Capital U.S. Aggregate Index(3)          10.56%

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE -www.wellsfargo.com/advantagefunds.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. NET AND GROSS EXPENSE RATIONS FOR CLASS A SHARES ARE 1.15% AND 1.31%, RESPECTIVELY. THE INVESTMENT ADVISER HAS CONTRACTUALLY COMMITTED THROUGH JANUARY 31, 2010, TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THIS NET OPERATING EXPENSE RATIO. WITHOUT THESE REDUCTIONS, THE FUND'S RETURNS WOULD HAVE BEEN LOWER.

GROWTH OF $10,000 INVESTMENT(4)
(AS OF SEPTEMBER 30, 2009)

                               (PERFORMANCE GRAPH)

                                     WELLS FARGO MODERATE                                           MODERATE BALANCED
              WELLS FARGO MODERATE       BALANCED FUND                      BARCLAYS CAPITAL U.S.       ALLOCATION
   DATE      BALANCED FUND CLASS A   ADMINISTRATOR CLASS    S&P 500 INDEX      AGGREGATE INDEX       COMPOSITE INDEX
----------   ---------------------   --------------------   -------------   ---------------------   -----------------
 9/30/1999            9425                  10000                10000                10000                10000
10/31/1999            9610                  10199              $10,633              $10,037              $10,242
11/30/1999            9744                  10343              $10,849              $10,036              $10,359
12/31/1999            9914                  10526              $11,487              $ 9,988              $10,616
 1/31/2000            9819                  10427              $10,910              $ 9,955              $10,421
 2/29/2000            9957                  10575              $10,704              $10,075              $10,524
 3/31/2000           10329                  10972              $11,750              $10,208              $10,898
 4/30/2000           10225                  10864              $11,397              $10,179              $10,734
 5/31/2000           10138                  10774              $11,164              $10,174              $10,634
 6/30/2000           10360                  11013              $11,439              $10,386              $10,866
 7/31/2000           10392                  11049              $11,260              $10,480              $10,829
 8/31/2000           10653                  11329              $11,959              $10,632              $11,169
 9/30/2000           10528                  11198              $11,328              $10,699              $11,010
10/31/2000           10606                  11283              $11,280              $10,770              $10,985
11/30/2000           10583                  11261              $10,391              $10,946              $10,717
12/31/2000           10831                  11528              $10,442              $11,149              $10,906
 1/31/2001           10949                  11656              $10,813              $11,331              $11,144
 2/28/2001           10679                  11370              $ 9,827              $11,430              $10,794
 3/31/2001           10454                  11134              $ 9,205              $11,487              $10,541
 4/30/2001           10854                  11562              $ 9,920              $11,440              $10,872
 5/31/2001           10898                  11611              $ 9,986              $11,509              $10,914
 6/30/2001           10799                  11508              $ 9,743              $11,552              $10,850
 7/31/2001           10834                  11547              $ 9,647              $11,810              $10,893
 8/31/2001           10674                  11380              $ 9,044              $11,946              $10,722
 9/30/2001           10293                  10976              $ 8,314              $12,085              $10,401
10/31/2001           10467                  11163              $ 8,472              $12,338              $10,614
11/30/2001           10797                  11518              $ 9,122              $12,168              $10,852
12/31/2001           10881                  11610              $ 9,202              $12,090              $10,888
 1/31/2002           10809                  11536              $ 9,068              $12,188              $10,847
 2/28/2002           10728                  11451              $ 8,893              $12,306              $10,826
 3/31/2002           10909                  11647              $ 9,228              $12,102              $10,941
 4/30/2002           10818                  11552              $ 8,668              $12,336              $10,862
 5/31/2002           10791                  11525              $ 8,605              $12,441              $10,867
 6/30/2002           10581                  11303              $ 7,992              $12,549              $10,629
 7/31/2002           10114                  10807              $ 7,369              $12,700              $10,325
 8/31/2002           10122                  10818              $ 7,417              $12,915              $10,420
 9/30/2002            9616                  10279              $ 6,612              $13,124              $10,067
10/31/2002            9979                  10670              $ 7,193              $13,064              $10,350
11/30/2002           10269                  10981              $ 7,616              $13,061              $10,597
12/31/2002            9989                  10684              $ 7,169              $13,330              $10,474
 1/31/2003            9832                  10519              $ 6,982              $13,342              $10,363
 2/28/2003            9753                  10436              $ 6,877              $13,526              $10,354
 3/31/2003            9777                  10464              $ 6,943              $13,516              $10,377
 4/30/2003           10196                  10916              $ 7,515              $13,627              $10,771
 5/31/2003           10523                  11268              $ 7,911              $13,881              $11,128
 6/30/2003           10604                  11356              $ 8,012              $13,854              $11,189
 7/31/2003           10750                  11516              $ 8,153              $13,388              $11,127
 8/31/2003           10861                  11637              $ 8,312              $13,477              $11,265
 9/30/2003           10838                  11615              $ 8,224              $13,834              $11,381
10/31/2003           11170                  11973              $ 8,689              $13,705              $11,611
11/30/2003           11235                  12045              $ 8,765              $13,738              $11,694
12/31/2003           11524                  12358              $ 9,224              $13,877              $11,990
 1/31/2004           11634                  12478              $ 9,394              $13,989              $12,134
 2/29/2004           11741                  12593              $ 9,524              $14,140              $12,268
 3/31/2004           11714                  12570              $ 9,381              $14,246              $12,268
 4/30/2004           11533                  12375              $ 9,234              $13,876              $12,015
 5/31/2004           11575                  12427              $ 9,360              $13,820              $12,054
 6/30/2004           11682                  12541              $ 9,542              $13,898              $12,188
 7/31/2004           11474                  12323              $ 9,226              $14,036              $12,063
 8/31/2004           11506                  12352              $ 9,263              $14,304              $12,187
 9/30/2004           11597                  12461              $ 9,363              $14,343              $12,287
10/31/2004           11698                  12570              $ 9,507              $14,463              $12,430
11/30/2004           11970                  12862              $ 9,891              $14,347              $12,633
12/31/2004           12183                  13098              $10,228              $14,479              $12,871
 1/31/2005           12032                  12929              $ 9,978              $14,570              $12,776
 2/28/2005           12144                  13056              $10,188              $14,484              $12,867
 3/31/2005           12015                  12923              $10,008              $14,410              $12,743
 4/30/2005           11892                  12791              $ 9,818              $14,605              $12,708
 5/31/2005           12121                  13038              $10,130              $14,763              $12,941
 6/30/2005           12183                  13110              $10,145              $14,844              $13,017
 7/31/2005           12412                  13362              $10,522              $14,708              $13,171
 8/31/2005           12418                  13368              $10,426              $14,897              $13,230
 9/30/2005           12446                  13404              $10,510              $14,744              $13,242
10/31/2005           12323                  13272              $10,335              $14,627              $13,090
11/30/2005           12575                  13542              $10,726              $14,692              $13,315
12/31/2005           12626                  13600              $10,729              $14,831              $13,418
 1/31/2006           12831                  13826              $11,014              $14,832              $13,632
 2/28/2006           12849                  13852              $11,043              $14,881              $13,663
 3/31/2006           12946                  13956              $11,181              $14,735              $13,718
 4/30/2006           13036                  14059              $11,331              $14,709              $13,804
 5/31/2006           12813                  13820              $11,005              $14,693              $13,618
 6/30/2006           12795                  13807              $11,020              $14,724              $13,645
 7/31/2006           12825                  13839              $11,088              $14,923              $13,745
 8/31/2006           13066                  14098              $11,351              $15,152              $13,986
 9/30/2006           13241                  14299              $11,643              $15,285              $14,159
10/31/2006           13506                  14584              $12,023              $15,386              $14,417
11/30/2006           13687                  14785              $12,251              $15,564              $14,631
12/31/2006           13756                  14862              $12,423              $15,474              $14,686
 1/31/2007           13886                  15001              $12,610              $15,468              $14,786
 2/28/2007           13841                  14960              $12,363              $15,706              $14,822
 3/31/2007           13944                  15071              $12,502              $15,706              $14,907
 4/30/2007           14249                  15405              $13,056              $15,791              $15,192
 5/31/2007           14456                  15628              $13,511              $15,671              $15,352
 6/30/2007           14372                  15545              $13,284              $15,624              $15,249
 7/31/2007           14268                  15433              $12,872              $15,753              $15,121
 8/31/2007           14398                  15573              $13,065              $15,947              $15,283
 9/30/2007           14741                  15956              $13,554              $16,068              $15,582
10/31/2007           14948                  16179              $13,770              $16,213              $15,785
11/30/2007           14683                  15900              $13,194              $16,504              $15,656
12/31/2007           14585                  15796              $13,102              $16,550              $15,627
 1/31/2008           14163                  15341              $12,317              $16,828              $15,366
 2/29/2008           13891                  15048              $11,916              $16,852              $15,232
 3/31/2008           13784                  14933              $11,865              $16,909              $15,228
 4/30/2008           14098                  15279              $12,443              $16,874              $15,514
 5/31/2008           14163                  15349              $12,604              $16,750              $15,574
 6/30/2008           13547                  14686              $11,541              $16,737              $15,053
 7/31/2008           13447                  14586              $11,444              $16,723              $15,000
 8/31/2008           13505                  14648              $11,610              $16,882              $15,118
 9/30/2008           12768                  13854              $10,575              $16,655              $14,436
10/31/2008           11437                  12405              $ 8,799              $16,262              $13,254
11/30/2008           10865                  11789              $ 8,168              $16,791              $13,056
12/31/2008           10976                  11914              $ 8,255              $17,418              $13,417
 1/31/2009           10547                  11450              $ 7,559              $17,264              $12,893
 2/28/2009           10058                  10922              $ 6,754              $17,199              $12,320
 3/31/2009           10524                  11434              $ 7,346              $17,438              $12,815
 4/30/2009           11157                  12117              $ 8,049              $17,521              $13,406
 5/31/2009           11578                  12581              $ 8,499              $17,648              $13,787
 6/30/2009           11676                  12687              $ 8,516              $17,749              $13,835
 7/31/2009           12263                  13329              $ 9,160              $18,035              $14,383
 8/31/2009           12549                  13638              $ 9,491              $18,222              $14,672
 9/30/2009           12888                  14012              $ 9,845              $18,413              $14,985

----------
(1.) The Moderate Balanced Allocation Composite Index is weighted 45% in the
     Barclays Capital U.S. Aggregate Index (includes Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities), 15% in the Barclays Capital 9-12 Month U.S. Treasury Bond Index (an unmanaged index that includes aged U.S. Treasury bills, notes, and bonds with a remaining maturity from one up to but not including 12 months), 10% in the Russell 2000(R) Index (measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index), 10% in the S&P 500 Index, 10% in the Russell 1000(R) Growth (measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values), 6% in the MSCI EAFE Index (an unmanaged group of securities generally representative of the stock markets of Europe, Australasia and the Far
     East), and 4% in the Russell 2000(R) Index. You cannot invest directly in an Index.

                   Wells Fargo Advantage Allocation Funds 23


Performance Highlights (Unaudited)

                        WELLS FARGO ADVANTAGE MODERATE BALANCED FUND (CONTINUED)

MANAGER'S DISCUSSION

FUND HIGHLIGHTS

- In a difficult period in which nearly all equity styles declined, the Fund underperformed its composite benchmark and the Barclays Capital U.S. Aggregate Index; however, the Fund's diversified portfolio of stocks and bonds helped it to outperform the S&P 500 Index.

-    U.S. fixed income markets--particularly corporate bonds--generated gains.

- Bonds significantly outperformed stocks during the period; thus, the Fund's emphasis on stocks detracted from absolute and relative performance.

NEARLY ALL EQUITY STYLES AND SECTORS POSTED DECLINES DURING THE PERIOD.

Events that originated with the subprime housing meltdown and later spread to credit derivatives continued to negatively impact the economic and market environment during the first half of the period. In response, the Fed took unprecedented actions that included reducing short-term rates to a range of 0 to 0.25%, and directly purchasing Treasuries and mortgage-backed securities. Equity markets rebounded in March on unexpected positive news from several major banks and the release of less-dire economic statistics. For the last six months of the period, the S&P 500 returned 34.02%, even though the index posted a loss for the full 12 months.

BONDS PROVIDED GAINS ACROSS THE BOARD.

All major bond indices produced positive returns for the 12-month period, with corporate bonds in both the investment grade and high-yield sectors showing the strongest gains. The extreme turbulence in the financial sector produced a flight to safety into U.S. Treasuries during the first half of the period.

As investor confidence later returned, the difference between the yields of

TEN LARGEST HOLDINGS(5)
(AS OF SEPTEMBER 30, 2009)

US Treasury Note, 2.63%, 07/31/2014   0.75%
Goldman Sachs Group Incorporated      0.32%
Microsoft Corporation                 0.28%
Exxon Mobil Corporation               0.27%
Cisco Systems Incorporated            0.26%
GNMA, 7.00%, 08/16/2042               0.25%
Apple Incorporated                    0.23%
US Treasury Note, 3.13%, 05/15/2019   0.22%
Google Incorporated Class A           0.21%
US Treasury Bond, 3.38%, 04/15/2032   0.21%

----------
(2.) The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index with each stock's weight in the Index proportionate to its market value. You cannot invest directly in an Index.

(3.) The Barclays Capital U.S. Aggregate Index includes bonds from the Treasury, government-related, corporate, agency, mortgage-backed securities, and asset-backed securities sectors. You cannot invest directly in an Index.

(4.) The chart compares the performance of the WELLS FARGO ADVANTAGE MODERATE
     BALANCED FUND Class A and Administrator Class shares for the most recent ten years with the Moderate Balanced Composite Index, the Barclays Capital U.S. Aggregate Index and the S&P 500 Index. The chart assumes a hypothetical $10,000 investment in Class A and Administrator Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

(5.) The ten largest holdings are calculated based on the market value of the Master Trust portfolio securities allocable to the Fund divided by the total market value of the portfolio of investments of the Fund. Holdings are subject to change and may have changed since the date specified. See Notes to the Financial Statements for a discussion of the Master Trust.

                   24 Wells Fargo Advantage Allocation Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE MODERATE BALANCED FUND (CONTINUED)

corporate bonds and Treasuries narrowed significantly, causing corporate bond prices to rise. In the last six months of the period, corporate bonds outperformed Treasuries. Despite signs that the U.S. economy is stabilizing, the Federal Reserve Board has stated that it will keep short-term interest rates at record lows for the foreseeable future.

THE TAA OVERLAY, WITH ITS TILT TOWARD EQUITIES FOR THE PERIOD, WAS A DETRACTOR FROM THE FUND'S PERFORMANCE AS STOCKS UNDERPERFORMED BONDS DURING THE REPORTING PERIOD.

The Fund uses a Tactical Asset Allocation (TAA) Model, which seeks to enhance returns by changing its target allocations as the relative attractiveness of stocks and bonds change. During the entire 12-month period, the Fund maintained its tactical allocation to the strategy's maximum equity overweighting, resulting in a target allocation of 50% stocks and 50% bonds. (Because of price fluctuations, the Fund's actual allocation on a particular day may differ slightly from the target allocation.) The Fund's neutral target allocation is 40% stocks and 60% bonds. (To implement the emphasis on stocks, the Fund employed a hedged futures overlay transaction by maintaining a long position in S&P 500 Index futures.)

ALTHOUGH STOCKS HAVE OUTPERFORMED BONDS BY A SIGNIFICANT MARGIN IN RECENT MONTHS, THE TAA MODEL CONTINUES TO FAVOR STOCKS RELATIVE TO BONDS.

Despite a continued high unemployment rate, economic data released in the final month of the period showed some signs of stabilization. The September release of the Institute of Supply Management (ISM) survey indicated the second month of expansion in the manufacturing sector, following 18 consecutive months of contraction. The S&P/Case-Shiller Home Price Indices showed a reduced annual rate of decline for the 10-City and 20-City composites, marking approximately six months of improved readings for the indices. Lastly, we believe that the price/earnings multiples of U.S. stocks still present attractive value considering the current environment of near-zero inflation and low Treasury bond yields. The Fund will therefore remain overweighted in stocks until the relative valuation between stocks and bonds returns to historical norms.

NEUTRAL ALLOCATION(6)
(AS OF SEPTEMBER 30, 2009)

                                  (BAR CHART)

Stocks (40%)   Bonds (60%)

EFFECTIVE ALLOCATION(6, 7)
(AS OF SEPTEMBER 30, 2009)

                                  (BAR CHART)

Stocks (51%)   Bonds (49%)

----------
(6.) Portfolio allocations are subject to change and is calculated based on the total investments of the Fund, excluding cash and cash equivalents.

(7.) Effective Allocation is calculated using the total investments of the Fund as well as the value of futures contracts at period end.

                   Wells Fargo Advantage Allocation Funds 25


Performance Highlights (Unaudited)

                        WELLS FARGO ADVANTAGE MODERATE BALANCED FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(8) (%) (AS OF SEPTEMBER 30, 2009)

                                        Including Sales Charge                 Excluding Sales Charge            Expense Ratio
                                 ------------------------------------   ------------------------------------   ------------------
MODERATE BALANCED FUND           6 Month*   1 Year   5 Year   10 Year   6 Month*   1 Year   5 Year   10 Year   Gross(9)   Net(10)
----------------------           --------   ------   ------   -------   --------   ------   ------   -------   --------   -------
Class A (WFMAX)                    15.42    (4.86)    0.93     2.57      22.46       0.94    2.13      3.18      1.31%    1.15%
Class B (WMOBX)**                  16.97    (4.81)    0.98     2.64      21.97       0.19    1.36      2.64      2.06%    1.90%
Class C (WFBCX)                    21.01    (0.79)    1.36     2.41      22.01       0.21    1.36      2.41      2.06%    1.90%
Administrator Class (NVMBX)                                              22.55       1.14    2.37      3.43      1.13%    0.90%
Moderate Balanced Allocation
   Composite Index(1)                                                    16.93       3.81    4.05      4.13
S&P 500 Index(2)                                                         34.02      (6.91)   1.02     (0.15)
Barclays Capital U.S.
   Aggregate Index(3)                                                     5.59      10.56    5.13      6.30

*    Returns for periods of less than one year are not annualized.

** Class B shares are closed to investments, except in connection with the reinvestment of any distributions and permitted exchanges.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE -www.wellsfargo.com/advantagefunds.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to foreign investment risk and mortgage- and asset-backed securities risk. Consult the Fund's prospectus for additional information on these and other risks.

----------
(8.) The Fund is a gateway blended Fund that invests all of its assets in two or more master portfolios of the Master Trust in varying proportions. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolios in which it invests. Performance shown prior to the inception of the Class A, Class B and Class C shares reflects the performance of the Administrator Class shares, adjusted to reflect Class A, Class B and Class C sales charges and expenses, as applicable. Class A, Class B, and Class C shares incepted on January 30, 2004.

(9.) Reflects the gross expense ratio as stated in the February 1, 2009 prospectus.

(10.) The investment adviser has contractually committed through January 31, 2010, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

                    26 Wells Fargo Advantage Allocation Funds


                                                       Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire six-month period, from April 1, 2009 to September 30, 2009.

ACTUAL EXPENSES

The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                Beginning         Ending        Expenses
                                              Account Value   Account Value   Paid During     Net Annual
AGGRESSIVE ALLOCATION FUND                     04-01-2009       09-30-2009      Period*     Expense Ratio
--------------------------                    -------------   -------------   -----------   -------------
ADMINISTRATOR CLASS
   Actual                                       $1,000.00       $1,360.30        $ 5.92         1.00%
   Hypothetical (5% Return before expenses)     $1,000.00       $1,020.05        $ 5.06         1.00%
ASSET ALLOCATION FUND
CLASS A
   Actual                                       $1,000.00       $1,268.70        $ 6.54         1.15%
   Hypothetical (5% Return before expenses)     $1,000.00       $1,019.30        $ 5.82         1.15%
CLASS B
   Actual                                       $1,000.00       $1,263.60        $10.78         1.90%
   Hypothetical (5% Return before expenses)     $1,000.00       $1,015.54        $ 9.60         1.90%
CLASS C
   Actual                                       $1,000.00       $1,263.10        $10.78         1.90%
   Hypothetical (5% Return before expenses)     $1,000.00       $1,015.54        $ 9.60         1.90%
ADMINISTRATOR CLASS
   Actual                                       $1,000.00       $1,269.90        $ 5.12         0.90%
   Hypothetical (5% Return before expenses)     $1,000.00       $1,020.56        $ 4.56         0.90%
CONSERVATIVE ALLOCATION FUND
ADMINISTRATOR CLASS
   Actual                                       $1,000.00       $1,151.10        $ 4.58         0.85%
   Hypothetical (5% Return before expenses)     $1,000.00       $1,020.81        $ 4.31         0.85%

                    Wells Fargo Advantage Allocation Funds 27


Fund Expenses (Unaudited)

                                                Beginning         Ending        Expenses
                                              Account Value   Account Value   Paid During     Net Annual
GROWTH BALANCED FUND                           04-01-2009       09-30-2009      Period*     Expense Ratio
--------------------                          -------------   -------------   -----------   -------------
CLASS A
   Actual                                       $1,000.00       $1,316.60        $ 6.97         1.20%
   Hypothetical (5% Return before expenses)     $1,000.00       $1,019.05        $ 6.07         1.20%
CLASS B
   Actual                                       $1,000.00       $1,311.70        $11.30         1.95%
   Hypothetical (5% Return before expenses)     $1,000.00       $1,015.29        $ 9.85         1.95%
CLASS C
   Actual                                       $1,000.00       $1,311.70        $11.30         1.95%
   Hypothetical (5% Return before expenses)     $1,000.00       $1,015.29        $ 9.85         1.95%
ADMINISTRATOR CLASS
   Actual                                       $1,000.00       $1,318.60        $ 5.52         0.95%
   Hypothetical (5% Return before expenses)     $1,000.00       $1,020.31        $ 4.81         0.95%
MODERATE BALANCED FUND
CLASS A
   Actual                                       $1,000.00       $1,224.60        $ 6.41         1.15%
   Hypothetical (5% Return before expenses)     $1,000.00       $1,019.30        $ 5.82         1.15%
CLASS B
   Actual                                       $1,000.00       $1,219.70        $10.57         1.90%
   Hypothetical (5% Return before expenses)     $1,000.00       $1,015.54        $ 9.60         1.90%
CLASS C
   Actual                                       $1,000.00       $1,220.10        $10.57         1.90%
   Hypothetical (5% Return before expenses)     $1,000.00       $1,015.54        $ 9.60         1.90%
ADMINISTRATOR CLASS
   Actual                                       $1,000.00       $1,225.50        $ 5.02         0.90%
   Hypothetical (5% Return before expenses)     $1,000.00       $1,020.56        $ 4.56         0.90%

----------
* Expenses are equal to the Fund's annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

                    28 Wells Fargo Advantage Allocation Funds

                                    Portfolio of Investments--September 30, 2009

AGGRESSIVE ALLOCATION FUND

 FACE/SHARE
   AMOUNT      SECURITY NAME                                                            VALUE
------------   -----------------------------------------------------------------   ---------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 98.31%
         N/A   WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE PORTFOLIO                 $    11,147,940
         N/A   WELLS FARGO ADVANTAGE DISCIPLINED GROWTH PORTFOLIO                        6,678,189
         N/A   WELLS FARGO ADVANTAGE EMERGING GROWTH PORTFOLIO                           1,566,968
         N/A   WELLS FARGO ADVANTAGE EQUITY INCOME PORTFOLIO                            10,982,588
         N/A   WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO                             11,085,031
         N/A   WELLS FARGO ADVANTAGE INDEX PORTFOLIO                                    33,328,077
         N/A   WELLS FARGO ADVANTAGE INFLATION-PROTECTED BOND PORTFOLIO                  3,323,812
         N/A   WELLS FARGO ADVANTAGE INTERNATIONAL CORE PORTFOLIO                        4,966,355
         N/A   WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO                      5,011,402
         N/A   WELLS FARGO ADVANTAGE INTERNATIONAL INDEX PORTFOLIO                       4,984,182
         N/A   WELLS FARGO ADVANTAGE INTERNATIONAL VALUE PORTFOLIO                       4,985,727
         N/A   WELLS FARGO ADVANTAGE LARGE CAP APPRECIATION PORTFOLIO                    3,331,776
         N/A   WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH PORTFOLIO                     23,407,544
         N/A   WELLS FARGO ADVANTAGE MANAGED FIXED INCOME PORTFOLIO                     23,251,088
         N/A   WELLS FARGO ADVANTAGE SMALL CAP INDEX PORTFOLIO                           4,429,832
         N/A   WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH PORTFOLIO                      2,890,067
         N/A   WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                         437,126
         N/A   WELLS FARGO ADVANTAGE STRATEGIC SMALL CAP VALUE PORTFOLIO                 3,986,092
         N/A   WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO                         6,627,459
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $169,050,109)                  166,421,255
                                                                                   ---------------

 PRINCIPAL                                        INTEREST RATE   MATURITY DATE
------------                                      -------------   -------------
SHORT-TERM INVESTMENTS: 1.75%
US TREASURY BILLS: 1.75%
$     15,000   US TREASURY BILL###                     0.17%        11/05/2009              14,999
      10,000   US TREASURY BILL###                     0.18         11/05/2009               9,999
      40,000   US TREASURY BILL###                     0.19         11/05/2009              39,996
      30,000   US TREASURY BILL###                     0.20         02/04/2010              29,988
      10,000   US TREASURY BILL###                     0.27         11/05/2009               9,999
   1,765,000   US TREASURY BILL###                     0.28         02/04/2010           1,764,577
       5,000   US TREASURY BILL###                     0.29         02/04/2010               4,998
   1,100,000   US TREASURY BILL###                     0.30         11/05/2009           1,099,896
                                                                                         2,974,452
                                                                                   ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $2,973,001)                                           2,974,452
                                                                                   ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $172,023,110)*                                 100.06%                       $   169,395,707
OTHER ASSETS AND LIABILITIES, NET                     (0.06)                              (109,297)
                                                     ------                        ---------------
TOTAL NET ASSETS                                     100.00%                       $   169,286,410
                                                     ======                        ===============

----------
##   Zero coupon bond. Interest rate presented is yield to maturity.

#    Security pledged as collateral for futures transactions.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Allocation Funds 29


Portfolio of Investments--September 30, 2009

ASSET ALLOCATION FUND

   SHARES      SECURITY NAME                                                            VALUE
------------   -----------------------------------------------------------------   ---------------
COMMON STOCKS: 57.68%
AEROSPACE, DEFENSE: 0.12%
      17,032   RAYTHEON COMPANY                                                    $       817,025
                                                                                   ---------------
APPAREL & ACCESSORY STORES: 0.40%
       3,847   ABERCROMBIE & FITCH COMPANY CLASS A<<                                       126,489
      21,062   GAP INCORPORATED                                                            450,727
      13,366   KOHL'S CORPORATION+                                                         762,530
      11,679   LIMITED BRANDS INCORPORATED                                                 198,426
      17,004   NIKE INCORPORATED CLASS B                                                 1,100,159
       7,205   NORDSTROM INCORPORATED<<                                                    220,041
                                                                                         2,858,372
                                                                                   ---------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 0.07%
       2,529   POLO RALPH LAUREN CORPORATION                                               193,772
       3,900   VF CORPORATION                                                              282,477
                                                                                           476,249
                                                                                   ---------------
AUTO & TRUCKS: 0.14%
     140,904   FORD MOTOR COMPANY+<<                                                     1,015,918
                                                                                   ---------------
AUTO PARTS & EQUIPMENT: 0.09%
      26,046   JOHNSON CONTROLS INCORPORATED                                               665,736
                                                                                   ---------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 0.07%
       4,127   AUTONATION INCORPORATED+<<                                                   74,616
       1,410   AUTOZONE INCORPORATED+<<                                                    206,170
       5,981   O'REILLY AUTOMOTIVE INCORPORATED+<<                                         216,153
                                                                                           496,939
                                                                                   ---------------
AUTOMOTIVE REPAIR, SERVICES & PARKING: 0.01%
       2,447   RYDER SYSTEM INCORPORATED                                                    95,580
                                                                                   ---------------
BIOPHARMACEUTICALS: 0.54%
      20,060   CELGENE CORPORATION+                                                      1,121,354
       3,265   CEPHALON INCORPORATED+<<                                                    190,154
      11,823   GENZYME CORPORATION+                                                        670,719
      39,553   GILEAD SCIENCES INCORPORATED+                                             1,842,379
                                                                                         3,824,606
                                                                                   ---------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.06%
      12,067   D.R. HORTON INCORPORATED                                                    137,684
       3,236   KB HOME<<                                                                    53,750
       6,745   LENNAR CORPORATION CLASS A<<                                                 96,116
      13,826   PULTE HOMES INCORPORATED<<                                                  151,948
                                                                                           439,498
                                                                                   ---------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 0.54%
       5,782   FASTENAL COMPANY<<                                                          223,763
      74,560   HOME DEPOT INCORPORATED                                                   1,986,278
      64,630   LOWE'S COMPANIES INCORPORATED                                             1,353,352
       4,272   SHERWIN-WILLIAMS COMPANY                                                    257,004
                                                                                         3,820,397
                                                                                   ---------------

                    30 Wells Fargo Advantage Allocation Funds


                                    Portfolio of Investments--September 30, 2009

ASSET ALLOCATION FUND

   SHARES      SECURITY NAME                                                            VALUE
------------   -----------------------------------------------------------------   ---------------
BUSINESS SERVICES: 3.30%
      22,964   ADOBE SYSTEMS INCORPORATED+                                         $       758,731
       4,271   AFFILIATED COMPUTER SERVICES INCORPORATED CLASS A+                          231,360
      10,048   AUTODESK INCORPORATED+                                                      239,142
      21,964   AUTOMATIC DATA PROCESSING INCORPORATED                                      863,185
       8,047   BMC SOFTWARE INCORPORATED+                                                  302,004
      17,413   CA INCORPORATED                                                             382,912
       8,006   CITRIX SYSTEMS INCORPORATED+                                                314,075
      12,825   COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                         495,815
       6,635   COMPUTER SCIENCES CORPORATION+                                              349,731
      10,390   COMPUWARE CORPORATION+                                                       76,159
       5,373   CONVERGYS CORPORATION+                                                       53,408
       5,527   EQUIFAX INCORPORATED                                                        161,057
      13,664   FIDELITY NATIONAL INFORMATION SERVICES INCORPORATED<<                       348,569
       6,752   FISERV INCORPORATED+                                                        325,446
       7,977   IMS HEALTH INCORPORATED                                                     122,447
      21,263   INTERPUBLIC GROUP OF COMPANIES INCORPORATED+                                159,898
      14,131   INTUIT INCORPORATED+                                                        402,734
       7,883   IRON MOUNTAIN INCORPORATED+<<                                               210,161
      22,930   JUNIPER NETWORKS INCORPORATED+<<                                            619,569
       4,197   MASTERCARD INCORPORATED CLASS A                                             848,424
       6,876   MCAFEE INCORPORATED+                                                        301,100
     339,097   MICROSOFT CORPORATION                                                     8,779,221
       5,507   MONSTER WORLDWIDE INCORPORATED+                                              96,262
      15,169   NOVELL INCORPORATED+                                                         68,412
      13,593   OMNICOM GROUP INCORPORATED                                                  502,125
     170,838   ORACLE CORPORATION                                                        3,560,264
       8,223   RED HAT INCORPORATED+                                                       227,284
       6,642   ROBERT HALF INTERNATIONAL INCORPORATED                                      166,183
       4,773   SALESFORCE.COM INCORPORATED+                                                271,727
      32,953   SUN MICROSYSTEMS INCORPORATED+                                              299,543
      35,627   SYMANTEC CORPORATION+<<                                                     586,777
       8,623   TOTAL SYSTEM SERVICES INCORPORATED<<                                        138,917
       8,436   VERISIGN INCORPORATED+<<                                                    199,849
      52,178   YAHOO! INCORPORATED+<<                                                      929,290
                                                                                        23,391,781
                                                                                   ---------------
CASINO & GAMING: 0.07%
      12,960   INTERNATIONAL GAME TECHNOLOGY                                               278,381
       3,015   WYNN RESORTS LIMITED+<<                                                     213,733
                                                                                           492,114
                                                                                   ---------------
CHEMICALS & ALLIED PRODUCTS: 6.64%
      67,620   ABBOTT LABORATORIES                                                       3,345,161
       9,189   AIR PRODUCTS & CHEMICALS INCORPORATED                                       712,883
      44,418   AMGEN INCORPORATED+                                                       2,675,296
       4,931   AVERY DENNISON CORPORATION                                                  177,565
      18,675   AVON PRODUCTS INCORPORATED                                                  634,203
      12,635   BIOGEN IDEC INCORPORATED+                                                   638,320
      86,648   BRISTOL-MYERS SQUIBB COMPANY                                              1,951,313
       2,119   CF INDUSTRIES HOLDINGS INCORPORATED                                         182,721
       6,095   CLOROX COMPANY                                                              358,508
      21,801   COLGATE-PALMOLIVE COMPANY                                                 1,662,980
      50,023   DOW CHEMICAL COMPANY                                                      1,304,100
      39,525   E.I. DU PONT DE NEMOURS & COMPANY                                         1,270,334
       3,178   EASTMAN CHEMICAL COMPANY                                                    170,150

                    Wells Fargo Advantage Allocation Funds 31


Portfolio of Investments--September 30, 2009

ASSET ALLOCATION FUND

   SHARES      SECURITY NAME                                                            VALUE
------------   -----------------------------------------------------------------   ---------------
CHEMICALS & ALLIED PRODUCTS (CONTINUED)
      10,359   ECOLAB INCORPORATED                                                 $       478,897
      44,228   ELI LILLY & COMPANY                                                       1,460,851
       5,162   ESTEE LAUDER COMPANIES INCORPORATED CLASS A                                 191,407
       3,170   FMC CORPORATION                                                             178,313
      13,195   FOREST LABORATORIES INCORPORATED+                                           388,461
       7,046   HOSPIRA INCORPORATED+                                                       314,252
       3,455   INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                             131,048
     120,543   JOHNSON & JOHNSON                                                         7,339,863
      10,853   KING PHARMACEUTICALS INCORPORATED+                                          116,887
       7,713   LIFE TECHNOLOGIES CORPORATION+<<                                            359,057
      23,879   MONSANTO COMPANY                                                          1,848,235
      13,355   MYLAN LABORATORIES INCORPORATED+<<                                          213,814
     295,218   PFIZER INCORPORATED<<                                                     4,885,858
       7,213   PPG INDUSTRIES INCORPORATED                                                 419,869
      13,419   PRAXAIR INCORPORATED                                                      1,096,198
     127,676   PROCTER & GAMBLE COMPANY                                                  7,394,994
      71,471   SCHERING-PLOUGH CORPORATION                                               2,019,056
       5,328   SIGMA-ALDRICH CORPORATION                                                   287,605
      58,397   WYETH                                                                     2,836,926
                                                                                        47,045,125
                                                                                   ---------------
COAL MINING: 0.13%
       7,904   CONSOL ENERGY INCORPORATED                                                  356,549
       3,738   MASSEY ENERGY COMPANY                                                       104,253
      11,707   PEABODY ENERGY CORPORATION                                                  435,735
                                                                                           896,537
                                                                                   ---------------
COMMUNICATIONS: 2.30%
      17,261   AMERICAN TOWER CORPORATION CLASS A+                                         628,300
     258,075   AT&T INCORPORATED                                                         6,970,606
      13,002   CENTURYTEL INCORPORATED                                                     436,867
     125,529   COMCAST CORPORATION CLASS A                                               2,120,185
      19,664   DIRECTV GROUP INCORPORATED+<<                                               542,333
      11,398   METROPCS COMMUNICATIONS INCORPORATED+                                       106,685
      64,845   QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED<<                           247,059
       3,902   SCRIPPS NETWORKS INTERACTIVE INCORPORATED                                   144,179
     125,794   SPRINT NEXTEL CORPORATION+<<                                                496,886
      15,412   TIME WARNER CABLE INCORPORATED+                                             664,103
     124,252   VERIZON COMMUNICATIONS INCORPORATED                                       3,761,108
      19,102   WINDSTREAM CORPORATION                                                      193,508
                                                                                        16,311,819
                                                                                   ---------------
COMPUTER SOFTWARE & SERVICES: 0.02%
       7,541   AKAMAI TECHNOLOGIES INCORPORATED+                                           148,407
                                                                                   ---------------
CONSTRUCTION SPECIAL TRADE CONTRACTORS: 0.03%
       8,675   QUANTA SERVICES INCORPORATED+                                               191,978
                                                                                   ---------------
DEPOSITORY INSTITUTIONS: 4.59%
     378,434   BANK OF AMERICA CORPORATION                                               6,403,103
      52,613   BANK OF NEW YORK MELLON CORPORATION                                       1,525,251
      29,813   BB&T CORPORATION                                                            812,106
     570,468   CITIGROUP INCORPORATED                                                    2,761,065
       6,609   COMERICA INCORPORATED                                                       196,089
      34,788   FIFTH THIRD BANCORP                                                         352,402

                    32 Wells Fargo Advantage Allocation Funds


                                    Portfolio of Investments--September 30, 2009

ASSET ALLOCATION FUND

   SHARES      SECURITY NAME                                                            VALUE
------------   -----------------------------------------------------------------   ---------------
DEPOSITORY INSTITUTIONS (CONTINUED)
       9,564   FIRST HORIZON NATIONAL CORPORATION+                                 $       126,525
      20,631   HUDSON CITY BANCORP INCORPORATED                                            271,298
      29,054   HUNTINGTON BANCSHARES INCORPORATED<<                                        136,844
     172,017   JPMORGAN CHASE & COMPANY                                                  7,537,785
      38,428   KEYCORP                                                                     249,782
       3,611   M&T BANK CORPORATION<<                                                      225,038
      16,101   MARSHALL & ILSLEY CORPORATION                                               129,935
      10,559   NORTHERN TRUST CORPORATION                                                  614,111
      20,182   PNC FINANCIAL SERVICES GROUP                                                980,643
      51,973   REGIONS FINANCIAL CORPORATION<<                                             322,752
      21,629   STATE STREET CORPORATION                                                  1,137,685
      21,819   SUNTRUST BANKS INCORPORATED                                                 492,018
      83,632   US BANCORP                                                                1,828,196
     204,343   WELLS FARGO & COMPANY(l)                                                  5,758,386
      30,686   WESTERN UNION COMPANY                                                       580,579
       5,530   ZIONS BANCORPORATION<<                                                       99,374
                                                                                        32,540,967
                                                                                   ---------------
E-COMMERCE/SERVICES: 0.36%
      14,543   AMAZON.COM INCORPORATED+<<                                                1,357,734
      49,106   EBAY INCORPORATED+                                                        1,159,393
                                                                                         2,517,127
                                                                                   ---------------
EATING & DRINKING PLACES: 0.51%
       6,099   DARDEN RESTAURANTS INCORPORATED                                             208,159
      47,737   MCDONALD'S CORPORATION<<                                                  2,724,351
      20,407   YUM! BRANDS INCORPORATED                                                    688,940
                                                                                         3,621,450
                                                                                   ---------------
EDUCATIONAL SERVICES: 0.08%
       5,579   APOLLO GROUP INCORPORATED CLASS A+                                          411,005
       2,708   DEVRY INCORPORATED                                                          149,807
                                                                                           560,812
                                                                                   ---------------
ELECTRIC, GAS & SANITARY SERVICES: 2.41%
      29,175   AES CORPORATION+                                                            432,374
       7,413   ALLEGHENY ENERGY INCORPORATED                                               196,593
      10,208   AMEREN CORPORATION                                                          258,058
      20,855   AMERICAN ELECTRIC POWER COMPANY INCORPORATED                                646,296
      16,901   CENTERPOINT ENERGY INCORPORATED                                             210,079
      10,013   CMS ENERGY CORPORATION<<                                                    134,174
      12,028   CONSOLIDATED EDISON INCORPORATED                                            492,426
       8,775   CONSTELLATION ENERGY GROUP INCORPORATED                                     284,047
      26,037   DOMINION RESOURCES INCORPORATED                                             898,277
       7,194   DTE ENERGY COMPANY                                                          252,797
      56,720   DUKE ENERGY CORPORATION                                                     892,773
      22,176   DYNEGY INCORPORATED CLASS A+                                                 56,549
      14,251   EDISON INTERNATIONAL                                                        478,549
      30,671   EL PASO CORPORATION                                                         316,525
       8,564   ENTERGY CORPORATION<<                                                       683,921
      28,829   EXELON CORPORATION                                                        1,430,495
      13,333   FIRSTENERGY CORPORATION                                                     609,585
      17,997   FPL GROUP INCORPORATED                                                      993,974
      13,663   FRONTIER COMMUNICATIONS CORPORATION                                         103,019
       3,342   INTEGRYS ENERGY GROUP INCORPORATED                                          119,944
       1,978   NICOR INCORPORATED                                                           72,375

                    Wells Fargo Advantage Allocation Funds 33


Portfolio of Investments--September 30, 2009

ASSET ALLOCATION FUND

   SHARES      SECURITY NAME                                                            VALUE
------------   -----------------------------------------------------------------   ---------------
ELECTRIC, GAS & SANITARY SERVICES (CONTINUED)
      12,043   NISOURCE INCORPORATED                                               $       167,277
       7,667   NORTHEAST UTILITIES                                                         182,015
       9,659   PEPCO HOLDINGS INCORPORATED                                                 143,726
      16,214   PG&E CORPORATION                                                            656,505
       4,426   PINNACLE WEST CAPITAL CORPORATION                                           145,261
      16,472   PPL CORPORATION                                                             499,760
      12,216   PROGRESS ENERGY INCORPORATED                                                477,157
      22,132   PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                695,830
       7,621   QUESTAR CORPORATION                                                         286,245
      14,098   REPUBLIC SERVICES INCORPORATED                                              374,584
       4,823   SCANA CORPORATION                                                           168,323
      10,731   SEMPRA ENERGY                                                               534,511
      28,253   SPECTRA ENERGY CORPORATION                                                  535,112
       3,720   STERICYCLE INCORPORATED+                                                    180,234
       9,349   TECO ENERGY INCORPORATED<<                                                  131,634
      34,820   THE SOUTHERN COMPANY                                                      1,102,749
      21,551   WASTE MANAGEMENT INCORPORATED                                               642,651
       5,113   WISCONSIN ENERGY CORPORATION                                                230,954
      19,934   XCEL ENERGY INCORPORATED                                                    383,530
                                                                                        17,100,888
                                                                                   ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 3.74%
      24,530   ADVANCED MICRO DEVICES INCORPORATED+<<                                      138,840
      12,868   ALTERA CORPORATION<<                                                        263,923
       7,498   AMPHENOL CORPORATION CLASS A                                                282,525
      12,752   ANALOG DEVICES INCORPORATED                                                 351,700
      18,871   BROADCOM CORPORATION CLASS A+                                               579,151
       4,003   CIENA CORPORATION+<<                                                         65,169
     252,296   CISCO SYSTEMS INCORPORATED+                                               5,939,048
      32,875   EMERSON ELECTRIC COMPANY                                                  1,317,630
     464,835   GENERAL ELECTRIC COMPANY                                                  7,632,591
       3,032   HARMAN INTERNATIONAL INDUSTRIES INCORPORATED                                102,724
       5,733   HARRIS CORPORATION                                                          215,561
       8,065   JABIL CIRCUIT INCORPORATED                                                  108,152
       9,492   JDS UNIPHASE CORPORATION+                                                    67,488
       7,465   KLA-TENCOR CORPORATION<<                                                    267,695
       5,099   L-3 COMMUNICATIONS HOLDINGS INCORPORATED                                    409,552
       9,723   LINEAR TECHNOLOGY CORPORATION<<                                             268,646
      28,515   LSI LOGIC CORPORATION+                                                      156,547
       9,778   MEMC ELECTRONIC MATERIALS INCORPORATED+                                     162,608
       8,002   MICROCHIP TECHNOLOGY INCORPORATED<<                                         212,053
      37,042   MICRON TECHNOLOGY INCORPORATED+<<                                           303,744
       5,945   MOLEX INCORPORATED                                                          124,132
     100,402   MOTOROLA INCORPORATED                                                       862,453
      10,238   NATIONAL SEMICONDUCTOR CORPORATION                                          146,096
      14,713   NETAPP INCORPORATED+<<                                                      392,543
       4,268   NOVELLUS SYSTEMS INCORPORATED+                                               89,543
      23,961   NVIDIA CORPORATION+                                                         360,134
       5,165   QLOGIC CORPORATION+                                                          88,838
      72,712   QUALCOMM INCORPORATED                                                     3,270,586
       6,895   ROCKWELL COLLINS INCORPORATED                                               350,266
      17,329   TELLABS INCORPORATED+                                                       119,917
      55,176   TEXAS INSTRUMENTS INCORPORATED                                            1,307,119
       3,238   WHIRLPOOL CORPORATION<<                                                     226,538
      12,073   XILINX INCORPORATED                                                         282,750
                                                                                        26,466,262
                                                                                   ---------------

                    34 Wells Fargo Advantage Allocation Funds


                                    Portfolio of Investments--September 30, 2009

ASSET ALLOCATION FUND

   SHARES      SECURITY NAME                                                            VALUE
------------   -----------------------------------------------------------------   ---------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 0.17%
       7,867   FLUOR CORPORATION                                                   $       400,037
       5,420   JACOBS ENGINEERING GROUP INCORPORATED+                                      249,049
       8,578   MOODY'S CORPORATION<<                                                       175,506
      14,052   PAYCHEX INCORPORATED                                                        408,211
                                                                                         1,232,803
                                                                                   ---------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 0.18%
       4,116   BALL CORPORATION                                                            202,507
       6,572   FORTUNE BRANDS INCORPORATED                                                 282,465
      16,845   ILLINOIS TOOL WORKS INCORPORATED                                            719,450
       2,524   SNAP-ON INCORPORATED                                                         87,734
                                                                                         1,292,156
                                                                                   ---------------
FINANCIAL SERVICES: 0.02%
       7,966   JANUS CAPITAL GROUP INCORPORATED                                            112,958
                                                                                   ---------------
FOOD & KINDRED PRODUCTS: 2.45%
      28,083   ARCHER DANIELS MIDLAND COMPANY                                              820,585
       8,427   CAMPBELL SOUP COMPANY                                                       274,889
      13,873   COCA-COLA ENTERPRISES INCORPORATED                                          297,021
      19,337   CONAGRA FOODS INCORPORATED                                                  419,226
       8,691   CONSTELLATION BRANDS INCORPORATED CLASS A+                                  131,669
      11,111   DR PEPPER SNAPPLE GROUP INCORPORATED+                                       319,441
      14,234   GENERAL MILLS INCORPORATED                                                  916,385
      13,786   H.J. HEINZ COMPANY                                                          547,994
       3,052   HORMEL FOODS CORPORATION                                                    108,407
       5,203   JM SMUCKER COMPANY                                                          275,811
      11,219   KELLOGG COMPANY                                                             552,311
      64,517   KRAFT FOODS INCORPORATED CLASS A                                          1,694,862
       5,716   MCCORMICK & COMPANY INCORPORATED<<                                          194,001
       6,858   MOLSON COORS BREWING COMPANY<<                                              333,847
       6,300   PEPSI BOTTLING GROUP INCORPORATED                                           229,572
      68,143   PEPSICO INCORPORATED                                                      3,997,268
      30,429   SARA LEE CORPORATION                                                        338,979
     101,368   THE COCA-COLA COMPANY                                                     5,443,462
       7,253   THE HERSHEY COMPANY                                                         281,852
      13,355   TYSON FOODS INCORPORATED CLASS A                                            168,674
                                                                                        17,346,256
                                                                                   ---------------
FOOD STORES: 0.25%
      28,495   KROGER COMPANY                                                              588,137
      18,218   SAFEWAY INCORPORATED                                                        359,259
      32,241   STARBUCKS CORPORATION+<<                                                    665,777
       6,144   WHOLE FOODS MARKET INCORPORATED+<<                                          187,331
                                                                                         1,800,504
                                                                                   ---------------
FORESTRY: 0.05%
       9,245   WEYERHAEUSER COMPANY                                                        338,829
                                                                                   ---------------
FURNITURE & FIXTURES: 0.07%
       6,829   LEGGETT & PLATT INCORPORATED                                                132,483
      15,711   MASCO CORPORATION                                                           202,986
      12,147   NEWELL RUBBERMAID INCORPORATED                                              190,586
                                                                                           526,055
                                                                                   ---------------

                   Wells Fargo Advantage Allocation Funds 35


Portfolio of Investments--September 30, 2009

ASSET ALLOCATION FUND

   SHARES      SECURITY NAME                                                            VALUE
------------   -----------------------------------------------------------------   ---------------
GENERAL MERCHANDISE STORES: 1.12%
       3,614   BIG LOTS INCORPORATED+                                              $        90,422
       6,111   FAMILY DOLLAR STORES INCORPORATED                                           161,330
      10,317   JCPENNEY COMPANY INCORPORATED                                               348,199
      18,394   MACY'S INCORPORATED<<                                                       336,426
       2,182   SEARS HOLDINGS CORPORATION+<<                                               142,506
      32,887   TARGET CORPORATION                                                        1,535,165
      18,540   TJX COMPANIES INCORPORATED                                                  688,761
      94,474   WAL-MART STORES INCORPORATED                                              4,637,729
                                                                                         7,940,538
                                                                                   ---------------
HEALTH SERVICES: 0.18%
      15,733   CARDINAL HEALTH INCORPORATED                                                421,644
       4,549   DAVITA INCORPORATED+                                                        257,655
       4,737   LABORATORY CORPORATION OF AMERICA HOLDINGS+                                 311,221
      18,939   TENET HEALTHCARE CORPORATION+                                               111,361
       4,624   WATSON PHARMACEUTICALS INCORPORATED+                                        169,423
                                                                                         1,271,304
                                                                                   ---------------
HOLDING & OTHER INVESTMENT OFFICES: 0.63%
       5,119   APARTMENT INVESTMENT & MANAGEMENT COMPANY CLASS A                            75,505
       3,496   AVALONBAY COMMUNITIES INCORPORATED                                          254,264
       6,061   BOSTON PROPERTIES INCORPORATED                                              397,299
      11,984   EQUITY RESIDENTIAL<<                                                        367,909
      12,820   HCP INCORPORATED                                                            368,447
      26,415   HOST HOTELS & RESORTS INCORPORATED                                          310,905
      16,462   KIMCO REALTY CORPORATION                                                    214,664
       7,121   PLUM CREEK TIMBER COMPANY<<                                                 218,187
      19,368   PROLOGIS<<                                                                  230,867
       5,931   PUBLIC STORAGE INCORPORATED                                                 446,248
      12,467   SIMON PROPERTY GROUP INCORPORATED<<                                         865,584
       6,847   VENTAS INCORPORATED                                                         263,610
       6,829   VORNADO REALTY TRUST                                                        439,856
                                                                                         4,453,345
                                                                                   ---------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES: 0.14%
      11,455   BED BATH & BEYOND INCORPORATED+                                             430,021
      14,934   BEST BUY COMPANY INCORPORATED                                               560,324
                                                                                           990,345
                                                                                   ---------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.10%
      10,996   MARRIOTT INTERNATIONAL INCORPORATED CLASS A<<                               303,380
       8,172   STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED<<                          269,921
       7,812   WYNDHAM WORLDWIDE CORPORATION                                               127,495
                                                                                           700,796
                                                                                   ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 5.17%
      30,545   3M COMPANY                                                                2,254,221
      39,184   APPLE INCORPORATED+                                                       7,263,538
      58,338   APPLIED MATERIALS INCORPORATED                                              781,729
      13,554   BAKER HUGHES INCORPORATED<<                                                 578,214
       2,631   BLACK & DECKER CORPORATION                                                  121,789
       9,616   CAMERON INTERNATIONAL CORPORATION+                                          363,677
      27,176   CATERPILLAR INCORPORATED<<                                                1,394,944
       8,827   CUMMINS INCORPORATED                                                        395,538
      18,500   DEERE & COMPANY                                                             794,020

                    36 Wells Fargo Advantage Allocation Funds


                                    Portfolio of Investments--September 30, 2009

ASSET ALLOCATION FUND

   SHARES      SECURITY NAME                                                            VALUE
------------   -----------------------------------------------------------------   ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (CONTINUED)
      75,277   DELL INCORPORATED+                                                  $     1,148,727
       8,141   DOVER CORPORATION                                                           315,545
       7,243   EATON CORPORATION                                                           409,881
      88,447   EMC CORPORATION+                                                          1,507,137
       2,446   FLOWSERVE CORPORATION                                                       241,029
       5,356   FMC TECHNOLOGIES INCORPORATED+                                              279,797
       7,203   GAMESTOP CORPORATION CLASS A+<<                                             190,663
     103,714   HEWLETT-PACKARD COMPANY                                                   4,896,338
     244,865   INTEL CORPORATION                                                         4,792,008
      57,340   INTERNATIONAL BUSINESS MACHINES CORPORATION                               6,858,437
       3,415   LEXMARK INTERNATIONAL INCORPORATED+                                          73,559
       5,158   PALL CORPORATION                                                            166,500
       7,021   PARKER HANNIFIN CORPORATION                                                 363,969
       9,056   PITNEY BOWES INCORPORATED                                                   225,042
       9,931   SANDISK CORPORATION+<<                                                      215,503
       9,646   SMITH INTERNATIONAL INCORPORATED<<                                          276,840
       3,471   STANLEY WORKS                                                               148,177
       7,514   TERADATA CORPORATION+                                                       206,785
       9,828   WESTERN DIGITAL CORPORATION+                                                359,017
                                                                                        36,622,624
                                                                                   ---------------
INFORMATION & BUSINESS SERVICES: 0.74%
      10,523   GOOGLE INCORPORATED CLASS A+                                              5,217,830
                                                                                   ---------------
INSURANCE AGENTS, BROKERS & SERVICE: 0.23%
      12,006   AON CORPORATION                                                             488,524
       7,421   HUMANA INCORPORATED+                                                        276,803
      22,912   MARSH & MCLENNAN COMPANIES INCORPORATED                                     566,614
      14,496   UNUMPROVIDENT CORPORATION                                                   310,794
                                                                                         1,642,735
                                                                                   ---------------
INSURANCE CARRIERS: 1.81%
      19,093   AETNA INCORPORATED                                                          531,358
      20,450   AFLAC INCORPORATED                                                          874,033
      23,462   ALLSTATE CORPORATION<<                                                      718,406
       5,886   AMERICAN INTERNATIONAL GROUP INCORPORATED+                                  259,631
       5,158   ASSURANT INCORPORATED                                                       165,365
      15,305   CHUBB CORPORATION                                                           771,525
      11,928   CIGNA CORPORATION                                                           335,058
       7,113   CINCINNATI FINANCIAL CORPORATION                                            184,869
      21,048   GENWORTH FINANCIAL INCORPORATED+                                            251,524
      16,808   HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                              445,412
       8,314   LEUCADIA NATIONAL CORPORATION                                               205,522
      13,214   LINCOLN NATIONAL CORPORATION                                                342,375
      15,910   LOEWS CORPORATION                                                           544,918
       6,914   MBIA INCORPORATED+<<                                                         53,653
      35,808   METLIFE INCORPORATED                                                      1,363,211
      13,950   PRINCIPAL FINANCIAL GROUP INCORPORATED                                      382,091
      20,252   PRUDENTIAL FINANCIAL INCORPORATED                                         1,010,777
      29,683   THE PROGRESSIVE CORPORATION                                                 492,144
      24,826   THE TRAVELERS COMPANIES INCORPORATED                                      1,222,184
       3,618   TORCHMARK CORPORATION                                                       157,130
      50,846   UNITEDHEALTH GROUP INCORPORATED                                           1,273,184
      20,779   WELLPOINT INCORPORATED+                                                     984,093
      14,967   XL CAPITAL LIMITED CLASS A                                                  261,324
                                                                                        12,829,787
                                                                                   ---------------

                   Wells Fargo Advantage Allocation Funds 37


Portfolio of Investments--September 30, 2009

ASSET ALLOCATION FUND

   SHARES      SECURITY NAME                                                            VALUE
------------   -----------------------------------------------------------------   ---------------
LEATHER & LEATHER PRODUCTS: 0.07%
      13,913   COACH INCORPORATED                                                  $       458,016
                                                                                   ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 0.79%
      15,095   AGILENT TECHNOLOGIES INCORPORATED+                                          420,094
      10,471   BECTON DICKINSON & COMPANY                                                  730,352
      65,940   BOSTON SCIENTIFIC CORPORATION+<<                                            698,305
       4,269   C.R. BARD INCORPORATED                                                      335,586
       7,874   CAREFUSION CORPORATION+                                                     171,653
      11,328   DANAHER CORPORATION                                                         762,601
       6,499   DENTSPLY INTERNATIONAL INCORPORATED<<                                       224,475
      11,731   EASTMAN KODAK COMPANY<<                                                      56,074
       6,626   FLIR SYSTEMS INCORPORATED+<<                                                185,329
       2,429   MILLIPORE CORPORATION+                                                      170,832
       5,104   PERKINELMER INCORPORATED<<                                                   98,201
       6,824   QUEST DIAGNOSTICS INCORPORATED                                              356,145
       6,209   ROCKWELL AUTOMATION INCORPORATED                                            264,503
       7,636   TERADYNE INCORPORATED+<<                                                     70,633
      17,853   THERMO FISHER SCIENTIFIC INCORPORATED+                                      779,641
       4,178   WATERS CORPORATION+                                                         233,383
                                                                                         5,557,807
                                                                                   ---------------
MEDICAL EQUIPMENT & SUPPLIES: 0.43%
       1,659   INTUITIVE SURGICAL INCORPORATED+<<                                          435,073
      48,413   MEDTRONIC INCORPORATED                                                    1,781,598
      15,221   ST. JUDE MEDICAL INCORPORATED+                                              593,771
       5,490   VARIAN MEDICAL SYSTEMS INCORPORATED+                                        231,294
                                                                                         3,041,736
                                                                                   ---------------
MEDICAL MANAGEMENT SERVICES: 0.31%
       6,542   COVENTRY HEALTH CARE INCORPORATED+                                          130,578
      12,003   EXPRESS SCRIPTS INCORPORATED+                                               931,193
      20,722   MEDCO HEALTH SOLUTIONS INCORPORATED+                                      1,146,134
                                                                                         2,207,905
                                                                                   ---------------
MEDICAL PRODUCTS: 0.47%
      13,451   ALLERGAN INCORPORATED                                                       763,479
      26,363   BAXTER INTERNATIONAL INCORPORATED                                         1,502,955
      12,346   STRYKER CORPORATION                                                         560,879
       9,374   ZIMMER HOLDINGS INCORPORATED+                                               501,040
                                                                                         3,328,353
                                                                                   ---------------
METAL MINING: 0.31%
      18,012   FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B<<                     1,235,803
      21,433   NEWMONT MINING CORPORATION                                                  943,481
                                                                                         2,179,284
                                                                                   ---------------
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS: 0.04%
       5,467   VULCAN MATERIALS COMPANY<<                                                  295,601
                                                                                   ---------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.09%
       5,507   HASBRO INCORPORATED                                                         152,819
      15,745   MATTEL INCORPORATED                                                         290,653
       5,428   TIFFANY & COMPANY                                                           209,141
                                                                                           652,613
                                                                                   ---------------

                    38 Wells Fargo Advantage Allocation Funds


                                    Portfolio of Investments--September 30, 2009

ASSET ALLOCATION FUND

   SHARES      SECURITY NAME                                                            VALUE
------------   -----------------------------------------------------------------   ---------------
MISCELLANEOUS RETAIL: 0.83%
      19,022   COSTCO WHOLESALE CORPORATION                                        $     1,073,982
      63,129   CVS CAREMARK CORPORATION                                                  2,256,230
      12,017   OFFICE DEPOT INCORPORATED+                                                   79,553
       5,475   RADIOSHACK CORPORATION                                                       90,721
      31,596   STAPLES INCORPORATED                                                        733,659
      43,408   WALGREEN COMPANY                                                          1,626,498
                                                                                         5,860,643
                                                                                   ---------------
MISCELLANEOUS SERVICES: 0.03%
       2,307   DUN & BRADSTREET CORPORATION                                                173,763
                                                                                   ---------------
MOTION PICTURES: 0.69%
      98,344   NEWS CORPORATION CLASS A                                                  1,179,145
      51,860   TIME WARNER INCORPORATED                                                  1,492,531
      81,296   WALT DISNEY COMPANY<<                                                     2,232,388
                                                                                         4,904,064
                                                                                   ---------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 0.49%
      13,661   FEDEX CORPORATION                                                         1,027,580
      43,499   UNITED PARCEL SERVICE INCORPORATED CLASS B                                2,456,389
                                                                                         3,483,969
                                                                                   ---------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 0.46%
      52,017   AMERICAN EXPRESS COMPANY                                                  1,763,376
      19,900   CAPITAL ONE FINANCIAL CORPORATION<<                                         711,027
      23,432   DISCOVER FINANCIAL SERVICES                                                 380,301
      15,238   PEOPLE'S UNITED FINANCIAL INCORPORATED                                      237,103
      20,453   SLM CORPORATION+<<                                                          178,350
                                                                                         3,270,157
                                                                                   ---------------
OFFICE EQUIPMENT: 0.04%
      38,015   XEROX CORPORATION                                                           294,236
                                                                                   ---------------
OIL & GAS EXTRACTION: 2.42%
      21,456   ANADARKO PETROLEUM CORPORATION                                            1,345,935
      14,686   APACHE CORPORATION                                                        1,348,615
      12,777   BJ SERVICES COMPANY                                                         248,257
       4,533   CABOT OIL & GAS CORPORATION                                                 162,055
      28,066   CHESAPEAKE ENERGY CORPORATION                                               797,074
      10,910   DENBURY RESOURCES INCORPORATED+                                             165,068
      19,412   DEVON ENERGY CORPORATION                                                  1,307,010
       3,040   DIAMOND OFFSHORE DRILLING INCORPORATED<<                                    290,381
       6,230   ENSCO INTERNATIONAL INCORPORATED                                            265,024
      11,019   EOG RESOURCES INCORPORATED                                                  920,197
       5,725   EQT CORPORATION                                                             243,885
      39,442   HALLIBURTON COMPANY                                                       1,069,667
      12,424   NABORS INDUSTRIES LIMITED+                                                  259,662
       7,584   NOBLE ENERGY INCORPORATED                                                   500,241
      35,464   OCCIDENTAL PETROLEUM CORPORATION                                          2,780,378
       5,033   PIONEER NATURAL RESOURCES COMPANY                                           182,648
       6,878   RANGE RESOURCES CORPORATION                                                 339,498
       4,975   ROWAN COMPANIES INCORPORATED                                                114,773
      52,394   SCHLUMBERGER LIMITED                                                      3,122,682
      15,068   SOUTHWESTERN ENERGY COMPANY+                                                643,102
      25,378   XTO ENERGY INCORPORATED                                                   1,048,619
                                                                                        17,154,771
                                                                                   ---------------

                    Wells Fargo Advantage Allocation Funds 39


Portfolio of Investments--September 30, 2009

ASSET ALLOCATION FUND

   SHARES      SECURITY NAME                                                            VALUE
------------   -----------------------------------------------------------------   ---------------
OIL FIELD EQUIPMENT & SERVICES: 0.11%
      18,292   NATIONAL OILWELL VARCO INCORPORATED+                                $       788,934
                                                                                   ---------------
PAPER & ALLIED PRODUCTS: 0.12%
       4,723   BEMIS COMPANY INCORPORATED                                                  122,373
      18,929   INTERNATIONAL PAPER COMPANY                                                 420,792
       7,484   MEADWESTVACO CORPORATION                                                    166,968
       5,772   PACTIV CORPORATION+                                                         150,361
                                                                                           860,494
                                                                                   ---------------
PERSONAL SERVICES: 0.06%
       5,747   CINTAS CORPORATION                                                          174,192
      14,666   H & R BLOCK INCORPORATED                                                    269,561
                                                                                           443,753
                                                                                   ---------------
PETROLEUM REFINING & RELATED INDUSTRIES: 3.73%
      87,724   CHEVRON CORPORATION                                                       6,178,401
      64,864   CONOCOPHILLIPS                                                            2,929,258
     210,212   EXXON MOBIL CORPORATION                                                  14,422,645
      12,732   HESS CORPORATION                                                            680,653
      30,957   MARATHON OIL CORPORATION                                                    987,528
       8,346   MURPHY OIL CORPORATION                                                      480,479
       5,113   SUNOCO INCORPORATED<<                                                       145,465
       6,104   TESORO PETROLEUM CORPORATION                                                 91,438
      24,616   VALERO ENERGY CORPORATION                                                   477,304
                                                                                        26,393,171
                                                                                   ---------------
PHARMACEUTICALS: 0.41%
      92,245   MERCK & COMPANY INCORPORATED<<                                            2,917,709
                                                                                   ---------------
PIPELINES: 0.06%
      25,499   THE WILLIAMS COMPANIES INCORPORATED                                         455,667
                                                                                   ---------------
PRIMARY METAL INDUSTRIES: 0.34%
       4,784   AK STEEL HOLDING CORPORATION                                                 94,388
      42,620   ALCOA INCORPORATED<<                                                        559,174
       4,289   ALLEGHENY TECHNOLOGIES INCORPORATED                                         150,072
      13,764   NUCOR CORPORATION                                                           647,046
       6,133   PRECISION CASTPARTS CORPORATION                                             624,769
       3,712   TITANIUM METALS CORPORATION<<                                                35,598
       6,269   UNITED STATES STEEL CORPORATION<<                                           278,156
                                                                                         2,389,203
                                                                                   ---------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 0.28%
      29,644   CBS CORPORATION CLASS B                                                     357,210
      10,268   GANNETT COMPANY INCORPORATED<<                                              128,453
      13,769   MCGRAW-HILL COMPANIES INCORPORATED                                          346,153
       1,592   MEREDITH CORPORATION<<                                                       47,664
       5,056   NEW YORK TIMES COMPANY CLASS A<<                                             41,055
       8,980   RR DONNELLEY & SONS COMPANY                                                 190,915
      26,545   VIACOM INCORPORATED CLASS B+<<                                              744,322
         271   WASHINGTON POST COMPANY CLASS B                                             126,850
                                                                                         1,982,622
                                                                                   ---------------
RAILROAD TRANSPORTATION: 0.51%
      11,452   BURLINGTON NORTHERN SANTA FE CORPORATION                                    914,213
      17,147   CSX CORPORATION                                                             717,773

                    40 Wells Fargo Advantage Allocation Funds


                                    Portfolio of Investments--September 30, 2009

ASSET ALLOCATION FUND

   SHARES      SECURITY NAME                                                            VALUE
------------   -----------------------------------------------------------------   ---------------
RAILROAD TRANSPORTATION (CONTINUED)
      16,081   NORFOLK SOUTHERN CORPORATION                                        $       693,252
      22,059   UNION PACIFIC CORPORATION                                                 1,287,143
                                                                                         3,612,381
                                                                                   ---------------
REAL ESTATE: 0.02%
      10,505   CB RICHARD ELLIS GROUP INCORPORATED CLASS A+                                123,329
                                                                                   ---------------
REAL ESTATE INVESTMENT TRUSTS (REITS): 0.03%
       5,244   HEALTH CARE REIT INCORPORATED<<                                             218,255
                                                                                   ---------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.05%
       6,945   SEALED AIR CORPORATION                                                      136,330
      10,580   THE GOODYEAR TIRE & RUBBER COMPANY+                                         180,177
                                                                                           316,507
                                                                                   ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.53%
      11,154   AMERIPRISE FINANCIAL INCORPORATED                                           405,225
      41,637   CHARLES SCHWAB CORPORATION                                                  797,349
       2,905   CME GROUP INCORPORATED                                                      895,292
      40,546   E*TRADE FINANCIAL CORPORATION+<<                                             70,956
       3,869   FEDERATED INVESTORS INCORPORATED CLASS B<<                                  102,026
       6,548   FRANKLIN RESOURCES INCORPORATED                                             658,729
      22,362   GOLDMAN SACHS GROUP INCORPORATED                                          4,122,435
       3,200   INTERCONTINENTAL EXCHANGE INCORPORATED+                                     311,008
      18,198   INVESCO LIMITED                                                             414,186
       7,103   LEGG MASON INCORPORATED                                                     220,406
      59,452   MORGAN STANLEY                                                            1,835,878
       6,207   NASDAQ STOCK MARKET INCORPORATED+                                           130,657
      11,372   NYSE EURONEXT INCORPORATED                                                  328,537
      11,203   T. ROWE PRICE GROUP INCORPORATED                                            511,977
                                                                                        10,804,661
                                                                                   ---------------
SOFTWARE: 0.04%
      14,151   ELECTRONIC ARTS INCORPORATED+                                               269,577
                                                                                   ---------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 0.19%
      68,000   CORNING INCORPORATED                                                      1,041,080
       7,365   OWENS-ILLINOIS INCORPORATED+                                                271,769
                                                                                         1,312,849
                                                                                   ---------------
TOBACCO PRODUCTS: 0.93%
      90,604   ALTRIA GROUP INCORPORATED                                                 1,613,657
       7,224   LORILLARD INCORPORATED                                                      536,743
      84,616   PHILIP MORRIS INTERNATIONAL                                               4,124,184
       7,391   REYNOLDS AMERICAN INCORPORATED                                              329,047
                                                                                         6,603,631
                                                                                   ---------------
TRANSPORTATION BY AIR: 0.04%
      32,432   SOUTHWEST AIRLINES COMPANY                                                  311,347
                                                                                   ---------------
TRANSPORTATION EQUIPMENT: 1.47%
      31,775   BOEING COMPANY                                                            1,720,616
      16,844   GENERAL DYNAMICS CORPORATION                                              1,088,122
       6,978   GENUINE PARTS COMPANY                                                       265,583
       5,423   GOODRICH CORPORATION                                                        294,686
      10,260   HARLEY-DAVIDSON INCORPORATED<<                                              235,980
      32,896   HONEYWELL INTERNATIONAL INCORPORATED                                      1,222,086

                   Wells Fargo Advantage Allocation Funds 41


Portfolio of Investments--September 30, 2009

ASSET ALLOCATION FUND

   SHARES      SECURITY NAME                                                            VALUE
------------   -----------------------------------------------------------------   ---------------
TRANSPORTATION EQUIPMENT (CONTINUED)
       7,978   ITT CORPORATION                                                     $       416,053
      14,122   LOCKHEED MARTIN CORPORATION                                               1,102,646
      13,914   NORTHROP GRUMMAN CORPORATION                                                720,050
      15,892   PACCAR INCORPORATED<<                                                       599,287
      11,820   TEXTRON INCORPORATED                                                        224,344
      41,172   UNITED TECHNOLOGIES CORPORATION                                           2,508,610
                                                                                        10,398,063
                                                                                   ---------------
TRANSPORTATION SERVICES: 0.11%
       7,365   C.H. ROBINSON WORLDWIDE INCORPORATED                                        425,329
       9,278   EXPEDITORS INTERNATIONAL OF WASHINGTON INCORPORATED                         326,122
                                                                                           751,451
                                                                                   ---------------
TRAVEL & RECREATION: 0.12%
      19,165   CARNIVAL CORPORATION                                                        637,811
       9,211   EXPEDIA INCORPORATED+                                                       220,603
                                                                                           858,414
                                                                                   ---------------
WHOLESALE TRADE NON-DURABLE GOODS: 0.33%
       3,572   AIRGAS INCORPORATED                                                         172,778
      13,002   AMERISOURCEBERGEN CORPORATION<<                                             290,985
       4,806   BROWN-FORMAN CORPORATION CLASS B                                            231,745
       7,885   DEAN FOODS COMPANY+                                                         140,274
      11,641   MCKESSON CORPORATION                                                        693,222
       9,272   SUPERVALU INCORPORATED                                                      139,636
      25,851   SYSCO CORPORATION                                                           642,397
                                                                                         2,311,037
                                                                                   ---------------
WHOLESALE TRADE-DURABLE GOODS: 0.20%
      18,130   KIMBERLY-CLARK CORPORATION                                                1,069,307
       4,066   PATTERSON COMPANIES INCORPORATED+                                           110,799
       2,737   W.W. GRAINGER INCORPORATED                                                  244,639
                                                                                         1,424,745
                                                                                   ---------------
TOTAL COMMON STOCKS (COST $446,511,492)                                                408,525,170
                                                                                   ---------------

                                                                                   INTEREST    MATURITY
  PRINCIPAL                                                                          RATE         DATE
------------                                                                       --------   ----------
ASSET BACKED SECURITIES: 0.08%
$    536,308   COMMUNITY PROGRAM LOAN TRUST SERIES 1987-A CLASS A4                    4.50%   10/01/2018          538,739
TOTAL ASSET BACKED SECURITIES (COST $536,308)                                                                     538,739
                                                                                                           --------------
COLLATERALIZED MORTGAGE OBLIGATIONS: 0.12%
     263,631   BANC OF AMERICA ALTERNATIVE LOAN TRUST SERIES 2005-10 CLASS 6A1        5.50    11/25/2020          231,337
      33,413   CITIGROUP MORTGAGE LOAN TRUST INCORPORATED SERIES 2004-HYB4
                  CLASS AA+/-                                                         0.80    12/25/2034           28,890
     300,000   CITIGROUP MORTGAGE LOAN TRUST INCORPORATED SERIES 2006-NCB1
                  CLASS 2A2+/-                                                        0.45    05/15/2036           91,419
     123,254   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-57 CLASS 2A1+/-      5.42    07/25/2043          126,104
     138,809   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-59 CLASS 2A1+/-      5.37    10/25/2043          133,387
     213,653   FNMA GRANTOR TRUST SERIES 2002-T1 CLASS A4                             9.50    11/25/2031          245,367
      19,992   TERWIN MORTGAGE TRUST SERIES 2004-21HE CLASS 1A1+/-                    0.95    12/25/2034           16,571
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $1,119,927)                                                       873,075
                                                                                                           --------------
AGENCY SECURITIES: 0.00%
FEDERAL HOME LOAN MORTGAGE CORPORATION: 0.00%
         818   FHLMC #170151                                                         10.50    01/01/2016              922
                                                                                                           --------------
TOTAL AGENCY SECURITIES (COST $818)                                                                                   922
                                                                                                           --------------

                    42 Wells Fargo Advantage Allocation Funds


                                    Portfolio of Investments--September 30, 2009

ASSET ALLOCATION FUND

   SHARES      SECURITY NAME                                                            VALUE
------------   -----------------------------------------------------------------   ---------------
COLLATERAL FOR SECURITIES LENDING: 41.36%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 9.52%                         YIELD
  16,865,298   AIM STIT-LIQUID ASSETS PORTFOLIO                          0.27%(s)  $    16,865,298
  16,865,298   BLACKROCK LIQUIDITY FUNDS TEMP FUND PORTFOLIO             0.21(s)        16,865,298
  16,865,298   DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL                0.23(s)        16,865,298
  16,865,298   DWS MONEY MARKET SERIES INSTITUTIONAL                     0.28(s)        16,865,298
                                                                                        67,461,192
                                                                                   ---------------

                                                                                   INTEREST    MATURITY
  PRINCIPAL                                                                          RATE        DATE
------------                                                                       --------   ----------
COLLATERAL INVESTED IN OTHER ASSETS: 31.84%
 $ 7,495,688   ABN AMRO NORTH AMERICA FINANCE INCORPORATED                           0.23%    10/23/2009        7,494,634
   7,495,688   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                       0.48     10/07/2009        7,495,088
   5,621,766   AMSTEL FUNDING CORPORATION++(p)                                       1.50     10/02/2009        5,621,532
   5,856,006   ANTALIS US FUNDING CORPORATION++(p)                                   0.22     10/09/2009        5,855,720
     936,961   ARABELLA FINANCE LLC++(p)                                             0.55     10/02/2009          936,947
   1,639,682   ARABELLA FINANCE LLC++(p)                                             0.55     10/06/2009        1,639,556
   5,856,006   BANK OF IRELAND                                                       0.53     10/01/2009        5,856,006
   6,090,246   BELMONT FUNDING LLC++(p)                                              0.45     10/02/2009        6,090,170
   5,621,766   BNP PARIBAS (PARIS)                                                   0.17     10/01/2009        5,621,766
     257,664   CALCASIEU PARISH LA+/-ss                                              0.47     12/01/2027          257,664
   7,261,448   CALIFORNIA POLLUTION CONTROL FINANCING AUTHORITY+/-ss                 0.35     11/01/2026        7,261,448
     749,569   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY+/-ss           0.30     06/01/2028          749,569
   1,585,629   CHEYNE FINANCE LLC+/-++####(a)(i)                                     0.00     02/25/2008           26,163
   4,684,805   CITIBANK CREDIT CARD ISSUANCE TRUST++                                 0.21     10/08/2009        4,684,614
     621,322   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                             0.40     10/01/2038          621,322
   1,171,201   COOK COUNTY IL+/-ss                                                   0.70     11/01/2030        1,171,201
   7,027,207   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY
                  VALUE $ 7,027,209)                                                 0.08     10/01/2009        7,027,207
   5,621,766   DANSKE BANK A/S COPENHAGEN                                            0.17     10/01/2009        5,621,766
   3,982,084   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                          0.50     12/15/2037        3,982,084
   3,513,604   DEXIA DELAWARE LLC                                                    0.27     10/06/2009        3,513,472
   2,342,403   DEXIA DELAWARE LLC                                                    0.27     10/07/2009        2,342,297
     936,961   ELYSIAN FUNDING LLC++(p)                                              0.45     10/01/2009          936,961
   2,108,162   ELYSIAN FUNDING LLC++(p)                                              0.45     10/02/2009        2,108,136
     351,360   ELYSIAN FUNDING LLC++(p)                                              0.45     10/07/2009          351,334
   3,513,604   ERASMUS CAPITAL CORPORATION++(p)                                      0.24     10/13/2009        3,513,323
   7,027,207   FORTIS FUNDING LLC++                                                  0.25     10/22/2009        7,026,183
   7,027,207   GREENWICH CAPITAL MARKETS INCORPORATED REPURCHASE
                  AGREEMENT - 102% COLLATERALIZED BY MORTGAGE BACKED (MATURITY
                  VALUE $7,027,209)                                                  0.07     10/01/2009        7,027,207
   3,148,183   GRYPHON FUNDING LIMITED(a)(i)                                         0.00     08/05/2010        1,067,234
     386,496   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                 0.36     11/01/2042          386,496
   1,897,346   HOUSTON TX UTILITY SYSTEM+/-ss                                        0.50     05/15/2034        1,897,346
     669,927   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUES+/-ss               0.35     07/01/2029          669,927
     468,481   INDIANA MUNICIPAL POWER AGENCY+/-ss                                   0.36     01/01/2018          468,481
   7,261,448   INTESA SANPAOLO SPA                                                   0.22     10/14/2009        7,261,448
   2,576,643   IRISH LIFE & PERMANENT PLC++                                          0.53     10/06/2009        2,576,453
   1,639,682   IRISH LIFE & PERMANENT PLC++                                          0.53     10/07/2009        1,639,537
  51,498,187   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED
                  BY MORTGAGE BACKED SECURITIES (MATURITY VALUE $ 51,498,194)        0.06     10/01/2009       51,498,187
     702,721   KANSAS CITY MO SPECIAL OBLIGATION+/-ss                                0.36     04/15/2025          702,721
   4,684,805   LLOYDS TSB BANK PLC                                                   0.21     10/30/2009        4,684,012
   4,684,805   MANHATTAN ASSET FUNDING COMPANY++(p)                                  0.15     10/01/2009        4,684,805
   1,171,201   MANHATTAN ASSET FUNDING COMPANY++(p)                                  0.22     10/02/2009        1,171,194
   5,856,006   MASSACHUSETTS HEFA+/-ss                                               0.32     10/01/2034        5,856,006

                    Wells Fargo Advantage Allocation Funds 43


Portfolio of Investments--September 30, 2009

ASSET ALLOCATION FUND

                                                                                   INTEREST    MATURITY
  PRINCIPAL    SECURITY NAME                                                         RATE        DATE          VALUE
------------   -----------------------------------------------------------------   --------   ----------   ------------
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$    936,961   MISSISSIPPI STATE GO+/-ss                                             0.40%    11/01/2028   $      936,961
     679,297   MONTGOMERY COUNTY TN PUBLIC BUILDING+/-ss                             0.35     02/01/2036          679,297
   2,576,643   NATEXIS BANQUES POPULAIRES                                            0.20     10/01/2009        2,576,643
     468,481   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                              0.70     01/01/2018          468,481
   1,146,606   NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                              0.36     01/01/2034        1,146,606
   4,895,621   RHEIN-MAIN SECURITIZATION LIMITED++(p)                                0.30     10/13/2009        4,895,132
   2,412,675   RHEINGOLD SECURITISATION LIMITED++(p)                                 0.30     10/21/2009        2,412,272
   4,942,469   SCALDIS CAPITAL LIMITED++(p)                                          0.27     10/08/2009        4,942,210
   1,171,201   SOLITAIRE FUNDING LLC++(p)                                            0.26     10/13/2009        1,171,100
   2,342,403   TASMAN FUNDING INCORPORATED++(p)                                      0.25     10/15/2009        2,342,175
   1,545,986   TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss                     0.35     07/01/2032        1,545,986
   7,964,168   UNICREDITO ITALIANO BANK (NEW YORK)                                   0.25     10/13/2009        7,964,168
     702,721   VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss                     0.38     12/15/2040          702,721
   2,637,163   VICTORIA FINANCE LLC+/-++####(a)(i)                                   0.20     08/07/2008        1,213,095
   2,628,193   VICTORIA FINANCE LLC+/-++####(a)(i)                                   0.27     05/02/2008        1,208,969
   4,157,963   VICTORIA FINANCE LLC+/-++####(a)(i)                                   0.29     04/30/2008        1,912,663
                                                                                                              225,515,696
                                                                                                           --------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $ 298,736,213)                                                  292,976,888
                                                                                                           --------------
US TREASURY SECURITIES: 36.85%
US TREASURY BONDS: 36.85%
  30,888,000   US TREASURY BOND<<                                                    3.50     02/15/2039       27,982,613
  43,913,000   US TREASURY BOND<<                                                    4.25     05/15/2039       45,429,360
  19,012,000   US TREASURY BOND<<                                                    4.38     02/15/2038       20,027,963
  30,530,000   US TREASURY BOND<<                                                    4.50     02/15/2036       32,791,113
  25,566,000   US TREASURY BOND<<                                                    4.50     05/15/2038       27,511,419
  19,218,000   US TREASURY BOND<<                                                    4.50     08/15/2039       20,719,406
  17,693,000   US TREASURY BOND<<                                                    4.75     02/15/2037       19,741,513
  17,911,000   US TREASURY BOND<<                                                    5.00     05/15/2037       20,757,165
  18,361,000   US TREASURY BOND<<                                                    5.38     02/15/2031       21,815,163
  18,497,000   US TREASURY BOND<<                                                    6.25     05/15/2030       24,207,949
                                                                                                              260,983,664
                                                                                                           --------------
TOTAL US TREASURY SECURITIES (COST $ 257,804,584)                                                             260,983,664
                                                                                                           --------------

   SHARES
------------
SHORT-TERM INVESTMENTS: 6.05%
MUTUAL FUNDS: 2.71%                                                                  YIELD
  19,163,042   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                         0.22(s)                    19,163,042
                                                                                                           --------------

                                                                                   INTEREST
  PRINCIPAL                                                                          RATE
------------                                                                       --------
US TREASURY BILLS: 3.34%

$  6,065,000   US TREASURY BILL###                                                   0.17     11/05/2009        6,064,429
     425,000   US TREASURY BILL###                                                   0.18     11/05/2009          424,960
  14,520,000   US TREASURY BILL###                                                   0.19     02/04/2010       14,514,410
     145,000   US TREASURY BILL###                                                   0.20     11/05/2009          144,986
     595,000   US TREASURY BILL###                                                   0.20     11/05/2009          594,944
      60,000   US TREASURY BILL###                                                   0.23     02/04/2010           59,977
     100,000   US TREASURY BILL###                                                   0.23     11/05/2009           99,991
     760,000   US TREASURY BILL###                                                   0.23     02/04/2010          759,707
     780,000   US TREASURY BILL###                                                   0.24     11/05/2009          779,927

                   44 Wells Fargo Advantage Allocation Funds


                                    Portfolio of Investments--September 30, 2009

ASSET ALLOCATION FUND

                                                                                   INTEREST    MATURITY
  PRINCIPAL    SECURITY NAME                                                         RATE        DATE           VALUE
------------   -----------------------------------------------------------------   --------   ----------   --------------
US TREASURY BILLS (CONTINUED)
$     30,000   US TREASURY BILL###                                                   0.27%    11/05/2009   $       29,997
      10,000   US TREASURY BILL###                                                   0.29     11/05/2009            9,999
      50,000   US TREASURY BILL###                                                   0.31     11/05/2009           49,995
     150,000   US TREASURY BILL###                                                   0.31     02/04/2010          149,942
                                                                                                               23,683,264
                                                                                                           --------------
TOTAL SHORT-TERM INVESTMENTS (COST $ 42,836,415)                                                               42,846,306
                                                                                                           --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $1,047,545,757)*                                                   142.14%                           $1,006,744,764
OTHER ASSETS AND LIABILITIES, NET                                        (42.14)                             (298,471,042)
                                                                         ------                            --------------
TOTAL NET ASSETS                                                         100.00%                           $  708,273,722
                                                                         ======                            ==============

----------
+    Non-income earning securities.

<<   All or a portion of this security is on loan.

(l)  Long-term security of an affiliate of the fund with a cost of $8,404,086.

+/-  Variable rate investments.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

(p)  Asset-backed commercial paper.

ss These securities are subject to a demand feature which reduces the effective maturity.

#### This security is currently in default with regards to scheduled interest and/or principal payments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Wells Fargo Advantage Money Market Fund does not pay an investment advisory fee.

+++  Short-term security of an affiliate of the Fund with a cost of $19,163,042.

(s)  Rate shown is the 1-day annualized yield at period end.

##   Zero coupon bond. Interest rate presented is yield to maturity.

#    Security pledged as collateral for futures transactions.

* Cost for federal income tax purposes is $1,074,300,284 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation   $  71,739,437
Gross unrealized depreciation    (139,294,957)
                                -------------
Net unrealized depreciation     $ (67,555,520)

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Allocation Funds 45


Portfolio of Investments--September 30, 2009

CONSERVATIVE ALLOCATION FUND

 FACE/SHARE
   AMOUNT      SECURITY NAME                                                            VALUE
------------   -----------------------------------------------------------------   ---------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 99.44%
         N/A   WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE PORTFOLIO                 $     7,056,869
         N/A   WELLS FARGO ADVANTAGE DISCIPLINED GROWTH PORTFOLIO                        4,207,782
         N/A   WELLS FARGO ADVANTAGE EMERGING GROWTH PORTFOLIO                             984,273
         N/A   WELLS FARGO ADVANTAGE EQUITY INCOME PORTFOLIO                             7,044,128
         N/A   WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO                              7,054,169
         N/A   WELLS FARGO ADVANTAGE INDEX PORTFOLIO                                    21,156,469
         N/A   WELLS FARGO ADVANTAGE INFLATION-PROTECTED BOND PORTFOLIO                 23,258,351
         N/A   WELLS FARGO ADVANTAGE INTERNATIONAL CORE PORTFOLIO                        3,173,336
         N/A   WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO                      3,192,519
         N/A   WELLS FARGO ADVANTAGE INTERNATIONAL INDEX PORTFOLIO                       3,168,746
         N/A   WELLS FARGO ADVANTAGE INTERNATIONAL VALUE PORTFOLIO                       3,165,883
         N/A   WELLS FARGO ADVANTAGE LARGE CAP APPRECIATION PORTFOLIO                    2,118,540
         N/A   WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH PORTFOLIO                     14,836,030
         N/A   WELLS FARGO ADVANTAGE MANAGED FIXED INCOME PORTFOLIO                    162,637,144
         N/A   WELLS FARGO ADVANTAGE SMALL CAP INDEX PORTFOLIO                           2,812,530
         N/A   WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH PORTFOLIO                      1,827,497
         N/A   WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                         273,014
         N/A   WELLS FARGO ADVANTAGE STABLE INCOME PORTFOLIO                           105,147,480
         N/A   WELLS FARGO ADVANTAGE STRATEGIC SMALL CAP VALUE PORTFOLIO                 2,525,505
         N/A   WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO                        46,357,698
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $436,038,068)                  421,997,963
                                                                                   ---------------

                                                                                   INTEREST    MATURITY
  PRINCIPAL                                                                          RATE        DATE
------------                                                                       --------   ----------
SHORT-TERM INVESTMENTS: 0.62%
US TREASURY BILLS: 0.62%
$     65,000   US TREASURY BILL###                                                   0.19%    11/05/2009           64,994
   2,090,000   US TREASURY BILL###                                                   0.27     02/04/2010        2,089,195
       5,000   US TREASURY BILL###                                                   0.28     02/04/2010            4,998
     470,000   US TREASURY BILL###                                                   0.30     11/05/2009          469,956
                                                                                                                2,629,143
                                                                                                           --------------
TOTAL SHORT-TERM INVESTMENTS (COST $ 2,627,908)                                                                 2,629,143
                                                                                                           --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $438,665,976)*                                                     100.06%                           $  424,627,106
OTHER ASSETS AND LIABILITIES, NET                                         (0.06)                                 (238,131)
                                                                         ------                            --------------
TOTAL NET ASSETS                                                         100.00%                           $  424,388,975
                                                                         ======                            ==============

----------
##   Zero coupon bond. Interest rate presented is yield to maturity.

#    Security pledged as collateral for futures transactions.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

                    46 Wells Fargo Advantage Allocation Funds


                                    Portfolio of Investments--September 30, 2009

GROWTH BALANCED FUND

 FACE/SHARE
   AMOUNT      SECURITY NAME                                                            VALUE
------------   -----------------------------------------------------------------   ---------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 98.35%
         N/A   WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE PORTFOLIO                 $    50,046,644
         N/A   WELLS FARGO ADVANTAGE DISCIPLINED GROWTH PORTFOLIO                       30,081,175
         N/A   WELLS FARGO ADVANTAGE EMERGING GROWTH PORTFOLIO                           6,987,633
         N/A   WELLS FARGO ADVANTAGE EQUITY INCOME PORTFOLIO                            49,933,650
         N/A   WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO                             49,771,247
         N/A   WELLS FARGO ADVANTAGE INDEX PORTFOLIO                                   149,955,596
         N/A   WELLS FARGO ADVANTAGE INFLATION-PROTECTED BOND PORTFOLIO                 32,392,701
         N/A   WELLS FARGO ADVANTAGE INTERNATIONAL CORE PORTFOLIO                       22,417,159
         N/A   WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO                     22,550,425
         N/A   WELLS FARGO ADVANTAGE INTERNATIONAL INDEX PORTFOLIO                      22,489,718
         N/A   WELLS FARGO ADVANTAGE INTERNATIONAL VALUE PORTFOLIO                      22,454,388
         N/A   WELLS FARGO ADVANTAGE LARGE CAP APPRECIATION PORTFOLIO                   15,017,829
         N/A   WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH PORTFOLIO                    105,077,542
         N/A   WELLS FARGO ADVANTAGE MANAGED FIXED INCOME PORTFOLIO                    226,487,612
         N/A   WELLS FARGO ADVANTAGE SMALL CAP INDEX PORTFOLIO                          19,864,252
         N/A   WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH PORTFOLIO                     12,961,278
         N/A   WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                       1,951,603
         N/A   WELLS FARGO ADVANTAGE STRATEGIC SMALL CAP VALUE PORTFOLIO                17,843,704
         N/A   WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO                        64,588,854
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $939,976,664)                  922,873,010
                                                                                   ---------------

                                                                                   INTEREST    MATURITY
  PRINCIPAL                                                                          RATE        DATE
------------                                                                       --------   ----------
SHORT-TERM INVESTMENTS: 1.77%
US TREASURY BILLS: 1.77%
$    355,000   US TREASURY BILL###                                                   0.16%    11/05/2009          354,967
     100,000   US TREASURY BILL###                                                   0.17     11/05/2009           99,991
     135,000   US TREASURY BILL###                                                   0.18     11/05/2009          134,987
      20,000   US TREASURY BILL###                                                   0.19     11/05/2009           19,998
     200,000   US TREASURY BILL###                                                   0.20     02/04/2010          199,923
      10,000   US TREASURY BILL###                                                   0.23     11/05/2009            9,999
     205,000   US TREASURY BILL###                                                   0.25     11/05/2009          204,981
  10,525,000   US TREASURY BILL###                                                   0.27     02/04/2010       10,520,947
      10,000   US TREASURY BILL###                                                   0.28     02/04/2010            9,996
   5,065,000   US TREASURY BILL###                                                   0.30     11/05/2009        5,064,523
                                                                                                               16,620,312
                                                                                                           --------------
TOTAL SHORT-TERM INVESTMENTS (COST $16,613,460)                                                                16,620,312
                                                                                                           --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $956,590,124)*                                                     100.12%                           $  939,493,322
OTHER ASSETS AND LIABILITIES, NET                                         (0.12)                               (1,169,277)
                                                                         ------                            --------------
TOTAL NET ASSETS                                                         100.00%                           $  938,324,045
                                                                         ======                            ==============

----------
##   Zero coupon bond. Interest rate presented is yield to maturity.

#    Security pledged as collateral for futures transactions.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

                    Wells Fargo Advantage Allocation Funds 47


Portfolio of Investments--September 30, 2009

MODERATE BALANCED FUND

 FACE/SHARE
   AMOUNT      SECURITY NAME                                                            VALUE
------------   -----------------------------------------------------------------   ---------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 98.74%
         N/A   WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE PORTFOLIO                 $    11,379,342
         N/A   WELLS FARGO ADVANTAGE DISCIPLINED GROWTH PORTFOLIO                        6,711,383
         N/A   WELLS FARGO ADVANTAGE EMERGING GROWTH PORTFOLIO                           1,584,236
         N/A   WELLS FARGO ADVANTAGE EQUITY INCOME PORTFOLIO                            11,360,674
         N/A   WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO                             11,374,984
         N/A   WELLS FARGO ADVANTAGE INDEX PORTFOLIO                                    34,125,460
         N/A   WELLS FARGO ADVANTAGE INFLATION-PROTECTED BOND PORTFOLIO                 15,123,931
         N/A   WELLS FARGO ADVANTAGE INTERNATIONAL CORE PORTFOLIO                        5,107,395
         N/A   WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO                      5,142,650
         N/A   WELLS FARGO ADVANTAGE INTERNATIONAL INDEX PORTFOLIO                       5,104,468
         N/A   WELLS FARGO ADVANTAGE INTERNATIONAL VALUE PORTFOLIO                       5,099,883
         N/A   WELLS FARGO ADVANTAGE LARGE CAP APPRECIATION PORTFOLIO                    3,417,213
         N/A   WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH PORTFOLIO                     23,944,836
         N/A   WELLS FARGO ADVANTAGE MANAGED FIXED INCOME PORTFOLIO                    105,857,576
         N/A   WELLS FARGO ADVANTAGE SMALL CAP INDEX PORTFOLIO                           4,536,632
         N/A   WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH PORTFOLIO                      2,951,172
         N/A   WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                         450,535
         N/A   WELLS FARGO ADVANTAGE STABLE INCOME PORTFOLIO                            50,347,532
         N/A   WELLS FARGO ADVANTAGE STRATEGIC SMALL CAP VALUE PORTFOLIO                 4,063,458
         N/A   WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO                        30,168,697
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $342,205,447)                  337,852,057
                                                                                   ---------------

                                                                                   INTEREST    MATURITY
  PRINCIPAL                                                                          RATE        DATE
------------                                                                       --------   ----------
SHORT-TERM INVESTMENTS: 1.22%
US TREASURY BILLS: 1.22%
$    115,000   US TREASURY BILL###                                                   0.19%    11/05/2009          114,989
   1,030,000   US TREASURY BILL###                                                   0.30     11/05/2009        1,029,903
      15,000   US TREASURY BILL###                                                   0.20     02/04/2010           14,994
   3,020,000   US TREASURY BILL###                                                   0.27     02/04/2010        3,018,838
       5,000   US TREASURY BILL###                                                   0.29     02/04/2010            4,998
                                                                                                                4,183,722
                                                                                                           --------------
TOTAL SHORT-TERM INVESTMENTS (COST $4,181,862)                                                                  4,183,722
                                                                                                           --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $346,387,309)*                                                      99.96%                           $  342,035,779
OTHER ASSETS AND LIABILITIES, NET                                          0.04                                   138,556
                                                                         ------                            --------------
TOTAL NET ASSETS                                                         100.00%                           $  342,174,335
                                                                         ======                            ==============

----------
##   Zero coupon bond. Interest rate presented is yield to maturity.

#    Security pledged as collateral for futures transactions.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

                    48 Wells Fargo Advantage Allocation Funds


                        Statements of Assets and Liabilities--September 30, 2009

                                                                                 Aggressive         Asset
                                                                                 Allocation      Allocation
                                                                                    Fund            Fund
                                                                                ------------   --------------
ASSETS
   Investments
      In securities, at value (including securities on loan) ................   $  2,974,452   $  688,846,448
      In affiliated Master Portfolios .......................................    166,421,255                0
      Collateral received for securities loaned .............................              0      292,976,888
      In affiliates .........................................................              0       24,921,428
                                                                                ------------   --------------
   Total investments at value (see cost below) ..............................    169,395,707    1,006,744,764
                                                                                ------------   --------------
   Cash .....................................................................         25,000          100,000
   Receivable for Fund shares issued ........................................         92,105           94,930
   Variation margin receivable on futures contracts .........................          6,150           11,200
   Receivable for investments sold ..........................................              0               21
   Receivables for dividends and interest ...................................              0        3,205,029
                                                                                ------------   --------------
Total assets ................................................................    169,518,962    1,010,155,944
                                                                                ------------   --------------
LIABILITIES
   Payable for Fund shares redeemed .........................................        140,547          718,039
   Payable for investments purchased ........................................              0            1,792
   Payable upon receipt of securities loaned ................................              0      300,447,779
   Payable to investment advisor and affiliates .............................         40,726          541,506
   Accrued expenses and other liabilities ...................................         51,279          173,106
                                                                                ------------   --------------
Total liabilities ...........................................................        232,552      301,882,222
                                                                                ------------   --------------
TOTAL NET ASSETS ............................................................   $169,286,410   $  708,273,722
                                                                                ============   ==============
NET ASSETS CONSIST OF
   Paid-in capital ..........................................................   $214,497,133   $  884,620,512
   Undistributed net investment income ......................................      2,162,543          213,154
   Accumulated net realized loss on investments .............................    (45,145,547)    (138,950,131)
   Net unrealized depreciation of investments, foreign currencies and translation of assets and liabilities denominated in foreign
      currencies ............................................................     (2,627,403)     (35,041,668)
   Net unrealized depreciation of collateral received for securities
      loaned ................................................................              0       (5,759,325)
   Net unrealized appreciation of futures ...................................        399,684        3,191,180
                                                                                ------------   --------------
TOTAL NET ASSETS ............................................................   $169,286,410   $  708,273,722
                                                                                ============   ==============
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
   Net assets - Class A .....................................................             NA   $  646,454,994
   Shares outstanding - Class A .............................................             NA       39,376,087
   Net asset value per share - Class A ......................................             NA   $        16.42
   Maximum offering price per share - Class A(2) ............................             NA   $        17.42
   Net assets - Class B .....................................................             NA   $   15,201,067
   Shares outstanding - Class B .............................................             NA        1,517,671
   Net asset value and offering price per share - Class B ...................             NA   $        10.02
   Net assets - Class C .....................................................             NA   $   19,162,452
   Shares outstanding - Class C .............................................             NA        1,916,262
   Net asset value and offering price per share - Class C ...................             NA   $        10.00
   Net assets - Administrator Class .........................................   $169,286,410   $   27,455,209
   Shares outstanding - Administrator Class .................................     15,738,467        1,669,638
   Net asset value and offering price per share - Administrator Class .......   $      10.76   $        16.44
                                                                                ------------   --------------
Investments at cost .........................................................   $172,023,110   $1,047,545,757
                                                                                ------------   --------------
Securities on loan, at value ................................................   $          0   $  296,233,524
                                                                                ------------   --------------

----------
(1.) Each Fund has an unlimited number of authorized shares.

(2.)   Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

                    Wells Fargo Advantage Allocation Funds 49


Statements of Assets and Liabilities--September 30, 2009

Conservative                      Moderate
 Allocation        Growth         Balanced
    Fund        Balanced Fund       Fund
------------   --------------   ------------


$  2,629,143   $   16,620,312   $  4,183,722
 421,997,963      922,873,010    337,852,057
           0                0              0
           0                0              0
------------   --------------   ------------
 424,627,106      939,493,322    342,035,779
------------   --------------   ------------
      25,000           25,000         25,000
      34,010          526,208        311,592
       4,550           31,675          8,775
           0                0              0
           0                0              0
------------   --------------   ------------
 424,690,666      940,076,205    342,381,146
------------   --------------   ------------

     138,781        1,266,376         43,148
           0                0              0
           0                0              0
      62,641          244,461         78,663
     100,269          241,323         85,000
------------   --------------   ------------
     301,691        1,752,160        206,811
------------   --------------   ------------
$424,388,975   $  938,324,045   $342,174,335
============   ==============   ============

$453,915,634   $1,152,584,387   $379,575,123
   9,335,079       12,305,224      6,145,073
 (25,173,686)    (211,684,755)   (39,741,496)


 (14,038,870)     (17,096,802)    (4,351,530)

           0                0              0
     350,818        2,215,991        547,165
------------   --------------   ------------
$424,388,975   $  938,324,045   $342,174,335
============   ==============   ============

          NA   $   55,318,398   $  8,668,973
          NA        2,293,265        506,295
          NA   $        24.12   $      17.12
          NA   $        25.59   $      18.16
          NA   $   13,869,019   $  1,720,446
          NA          646,240        101,277
          NA   $        21.46   $      16.99
          NA   $    7,737,854   $  1,444,664
          NA          361,170         85,203
          NA   $        21.42   $      16.96
$424,388,975   $  861,398,774   $330,340,252
  24,315,254       39,493,949     19,169,720
$      17.45   $        21.81   $      17.23
------------   --------------   ------------
$438,665,976   $  956,590,124   $346,387,309
------------   --------------   ------------
$          0   $            0   $          0
------------   --------------   ------------

                   50 Wells Fargo Advantage Allocation Funds


                 Statements of Operations--For the Year Ended September 30, 2009

                                                                     Aggressive         Asset
                                                                     Allocation     Allocation
                                                                        Fund            Fund
                                                                   -------------   -------------
INVESTMENT INCOME
   Dividends(1) ................................................   $           0   $   9,878,184
   Dividends allocated from affiliated Master Portfolios(1) ....       2,795,103               0
   Dividends from affiliated securities ........................               0         147,798
   Interest ....................................................          27,746      10,099,343
   Interest allocated from affiliated Master Portfolios ........       1,314,594               0
   Interest from affiliated securities .........................               0         160,864
   Securities lending income ...................................               0       1,210,405
   Expenses allocated from affiliated Master Portfolios ........        (826,573)              0
   Waivers allocated from affiliated Master Portfolios .........          82,365               0
                                                                   -------------   -------------
Total investment income ........................................       3,393,235      21,496,594
                                                                   -------------   -------------
EXPENSES
   Advisory fees ...............................................         366,809       4,179,619
   Administration fees
      Fund Level ...............................................          73,362         327,468
      Class A ..................................................              NA       1,660,044
      Class B ..................................................              NA          51,411
      Class C ..................................................              NA          49,896
      Administrator Class ......................................         146,724          25,883
   Custody fees ................................................               0         130,987
   Shareholder servicing fees
      Class A ..................................................              NA       1,481,862
      Class B ..................................................              NA          45,671
      Class C ..................................................              NA          43,230
      Administrator Class ......................................         366,555          64,707
   Accounting fees .............................................          29,874          47,258
   Distribution fees
      Class B ..................................................              NA         137,708
      Class C ..................................................              NA         133,648
   Professional fees ...........................................          24,694          43,953
   Registration fees ...........................................          14,692          35,190
   Shareholder reports .........................................           5,346          70,312
   Trustees' fees ..............................................          10,578          10,578
   Other fees and expenses .....................................           6,174         104,588
                                                                   -------------   -------------
Total expenses .................................................       1,044,808       8,644,013
                                                                   -------------   -------------
LESS
   Waived fees .................................................        (323,082)       (917,896)
   Expense reductions ..........................................            (134)              0
   Net expenses ................................................         721,592       7,726,117
                                                                   -------------   -------------
Net investment income ..........................................       2,671,643      13,770,477
                                                                   -------------   -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
NET REALIZED GAIN (LOSS) FROM
   Securities ..................................................               0      (2,940,058)
   Futures transactions ........................................      (7,685,547)    (53,297,295)
   Affiliated securities .......................................               0          (7,396)
   Transactions allocated from Master Portfolios ...............     (20,172,009)              0
                                                                   -------------   -------------
Net loss from investments ......................................     (27,857,556)    (56,244,749)
                                                                   -------------   -------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   Securities ..................................................          86,158     (32,910,456)
   Affiliated securities .......................................               0      (4,646,167)
   Collateral received for securities loaned ...................               0      (2,361,690)
   Futures transactions ........................................       2,420,907      17,544,163
   Transactions allocated from Master Portfolios ...............       7,360,408               0
                                                                   -------------   -------------
Net change in unrealized appreciation (depreciation) of
      investments ..............................................       9,867,473     (17,727,983)
                                                                   -------------   -------------
Net realized and unrealized gain (loss) on investments .........     (17,990,083)    (73,972,732)
                                                                   -------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS ..................................................   $ (15,318,440)  $ (60,202,255)
                                                                   =============   =============
1. Net of foreign withholding taxes of .........................   $      62,766   $         804


The accompanying notes are an integral part of these financial statements.

                    51 Wells Fargo Advantage Allocation Funds


Statements of Operations--For the Year Ended September 30, 2009

 Conservative      Growth         Moderate
  Allocation      Balanced        Balanced
     Fund           Fund            Fund
-------------   -------------   -------------

$           0   $           0   $           0
    2,355,154      13,366,527       3,343,634
            0               0               0
       23,287         169,762          41,543
   14,030,635      13,357,859       8,384,292
            0               0               0
            0               0               0
   (1,885,474)     (4,607,859)     (1,611,748)
      217,197         511,358         179,662
-------------   -------------   -------------
   14,740,799      22,797,647      10,337,383
-------------   -------------   -------------

    1,018,409       2,149,886         813,770

      203,682         429,977         162,754
           NA         129,058          21,150
           NA          49,200           4,861
           NA          19,676           3,701
      407,364         789,263         314,897
            0               0               0

           NA         115,231          18,884
           NA          43,929           4,341
           NA          16,756           3,093
    1,017,924       1,970,280         786,645
       34,924          23,049          39,322

           NA         131,786          13,022
           NA          52,704           9,912
       37,049          22,875          24,696
       15,036          46,862          33,791
       21,919          18,810          20,335
       10,578          10,578          10,578
       23,618          27,946          11,134
-------------   -------------   -------------
    2,790,503       6,047,866       2,296,886
-------------   -------------   -------------

     (996,091)     (1,613,400)       (749,760)
            0            (544)            (90)
    1,794,412       4,433,922       1,547,036
-------------   -------------   -------------
   12,946,387      18,363,725       8,790,347
-------------   -------------   -------------


            0               0               0
   (5,278,773)    (52,363,836)    (10,164,344)
            0               0               0
  (11,875,816)   (101,784,338)    (19,080,883)
-------------   -------------   -------------
  (17,154,589)   (154,148,174)    (29,245,227)
-------------   -------------   -------------

       50,066         201,623          89,279
            0               0               0
            0               0               0
    1,871,494      14,628,402       3,243,689
   12,581,916      15,864,774       8,868,539
-------------   -------------   -------------

   14,503,476      30,694,799      12,201,507
-------------   -------------   -------------
   (2,651,113)   (123,453,375)    (17,043,720)
-------------   -------------   -------------

$  10,295,274   $(105,089,650)     (8,253,373)
=============   =============   =============
$      45,462   $     286,832   $      71,299

                    52 Wells Fargo Advantage Allocation Funds


                                             Statements of Changes in Net Assets

                                                                                    AGGRESSIVE ALLOCATION FUND
                                                                                   -----------------------------
                                                                                      For the         For the
                                                                                     Year Ended      Year Ended
                                                                                   September 30,   September 30,
                                                                                        2009            2008
                                                                                   -------------   -------------
DECREASE IN NET ASSETS
   Beginning net assets ........................................................   $ 204,445,407   $273,273,187
OPERATIONS
   Net investment income .......................................................       2,671,643       4,080,947
   Net realized loss on investments ............................................     (27,857,556)    (13,960,878)
   Net change in unrealized appreciation (depreciation) of investments .........       9,867,473     (52,596,452)
                                                                                   -------------   -------------
Net increase (decrease) in net assets resulting from operations ................     (15,318,440)    (62,476,383)
                                                                                   -------------   -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
      Class A ..................................................................              NA              NA
      Class B ..................................................................              NA              NA
      Class C ..................................................................              NA              NA
      Administrator Class ......................................................      (3,643,110)     (4,228,068)
   Net realized gain on sales of investments
      Class A ..................................................................              NA              NA
      Class B ..................................................................              NA              NA
      Class C ..................................................................              NA              NA
      Administrator Class ......................................................         (20,605)    (22,591,814)
                                                                                   -------------   -------------
Total distributions to shareholders ............................................      (3,663,715)    (26,819,882)
                                                                                   -------------   -------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A (Note 7) ................................              NA              NA
   Reinvestment of distributions - Class A .....................................              NA              NA
   Cost of shares redeemed - Class A ...........................................              NA              NA
                                                                                   -------------   -------------
   Net increase (decrease) in net assets resulting from capital share
      transactions - Class A ...................................................              NA              NA
                                                                                   -------------   -------------
   Proceeds from shares sold - Class B .........................................              NA              NA
   Reinvestment of distributions - Class B .....................................              NA              NA
   Cost of shares redeemed - Class B ...........................................              NA              NA
                                                                                   -------------   -------------
   Net decrease in net assets resulting from capital share transactions
      - Class B ................................................................              NA              NA
                                                                                   -------------   -------------
   Proceeds from shares sold - Class C .........................................              NA              NA
   Reinvestment of distributions - Class C .....................................              NA              NA
   Cost of shares redeemed - Class C ...........................................              NA              NA
                                                                                   -------------   -------------
   Net decrease in net assets resulting from capital share transactions
      - Class C ................................................................              NA              NA
                                                                                   -------------   -------------
   Proceeds from shares sold - Administrator Class (Note 7)  ...................      61,702,225     182,354,626
   Reinvestment of distributions - Administrator Class .........................       3,643,300      27,591,433
   Cost of shares redeemed - Administrator Class ...............................     (81,522,367)   (189,477,574)
                                                                                   -------------   -------------
   Net increase (decrease) in net assets resulting from capital share
      transactions - Administrator class .......................................     (16,176,842)     20,468,485
                                                                                   -------------   -------------
   Net increase (decrease) in net assets resulting from capital share
      transactions - Total .....................................................     (16,176,842)     20,468,485
                                                                                   -------------   -------------
NET DECREASE IN NET ASSETS .....................................................     (35,158,997)    (68,827,780)
                                                                                   =============   =============
ENDING NET ASSETS ..............................................................   $ 169,286,410   $ 204,445,407
                                                                                   =============   =============
Ending balance of undistributed net investment income ..........................   $   2,162,543   $   3,247,982
                                                                                   -------------   -------------

The accompanying notes are an integral part of these financial statements.

                    Wells Fargo Advantage Allocation Funds 53


Statements of Changes in Net Assets


     ASSET ALLOCATION FUND        CONSERVATIVE ALLOCATION FUND           GROWTH BALANCED FUND
-------------------------------   -----------------------------   ---------------------------------
   For the          For the          For the         For the         For the           For the
  Year Ended       Year Ended       Year Ended      Year Ended      Year Ended        Year Ended
September 30,    September 30,    September 30,   September 30,   September 30,     September 30,
     2009             2008             2009            2008            2009              2008
--------------   --------------   -------------   -------------   ---------------   ---------------

$  869,482,980   $1,085,566,829   $ 479,237,779   $ 615,216,030   $ 1,258,315,439   $ 1,964,983,190

    13,770,477       20,373,109      12,946,387      21,032,474        18,363,725        35,537,903
   (56,244,749)     (26,518,063)    (17,154,589)     (1,761,709)     (154,148,174)      (25,212,667)
   (17,727,983)    (174,813,174)     14,503,476     (55,340,337)       30,694,799      (358,190,574)
--------------   --------------   -------------   -------------   ---------------   ---------------
   (60,202,255)    (180,958,128)     10,295,274     (36,069,572)     (105,089,650)     (347,865,338)
--------------   --------------   -------------   -------------   ---------------   ---------------


   (12,622,827)     (18,240,104)             NA              NA        (1,141,385)       (1,515,004)
      (235,221)        (688,334)             NA              NA          (292,490)         (835,796)
      (243,696)        (434,716)             NA              NA          (130,410)         (191,471)
      (611,627)      (1,036,146)    (18,792,992)    (22,620,815)      (29,490,388)      (40,627,880)

       (73,264)     (43,843,258)             NA              NA          (168,242)       (7,143,581)
        (2,649)      (3,556,051)             NA              NA           (89,368)       (6,253,922)
        (2,215)      (1,711,356)             NA              NA           (30,238)       (1,428,737)
        (3,167)      (2,350,485)     (2,638,483)    (16,654,798)       (3,731,321)     (169,076,464)
--------------   --------------   -------------   -------------   ---------------   ---------------
   (13,794,666)     (71,860,450)    (21,431,475)    (39,275,613)      (35,073,842)     (227,072,855)
--------------   --------------   -------------   -------------   ---------------   ---------------

    17,596,987      262,546,738              NA              NA        16,321,997        29,470,946
    12,175,152       59,895,047              NA              NA         1,269,345         8,441,936
   (96,663,066)    (240,948,806)             NA              NA       (14,812,025)      (37,146,509)
--------------   --------------   -------------   -------------   ---------------   ---------------

   (66,890,927)      81,492,979              NA              NA         2,779,317           766,373
--------------   --------------   -------------   -------------   ---------------   ---------------
        98,066        1,628,336              NA              NA           203,510           811,274
       218,798        3,997,479              NA              NA           371,902         6,923,700
   (12,870,713)     (44,473,716)             NA              NA       (14,431,131)      (23,977,475)
--------------   --------------   -------------   -------------   ---------------   ---------------

   (12,553,849)     (38,847,901)             NA              NA       (13,855,719)      (16,242,501)
--------------   --------------   -------------   -------------   ---------------   ---------------
       750,786        1,599,242              NA              NA           381,417           587,334
       206,821        1,828,057              NA              NA           151,841         1,553,322
    (4,519,330)      (6,190,799)             NA              NA        (1,641,652)       (3,345,946)
--------------   --------------   -------------   -------------   ---------------   ---------------

    (3,561,723)      (2,763,500)             NA              NA        (1,108,394)       (1,205,290)
--------------   --------------   -------------   -------------   ---------------   ---------------
     5,005,582       10,025,699     107,926,719     298,506,785       627,120,674       770,040,963
       609,911        3,350,804      21,405,584      39,232,748        33,070,800       208,915,858
    (9,821,331)     (16,523,352)   (173,044,906)   (398,372,599)     (827,834,580)   (1,094,004,961)
--------------   --------------   -------------   -------------   ---------------   ---------------

    (4,205,838)     (3,146,849)    (43,712,603)    (60,633,066)      (167,643,106)     (115,048,140)
--------------   --------------   -------------   -------------   ---------------   ---------------

   (87,212,337)      36,734,729     (43,712,603)    (60,633,066)     (179,827,902)     (131,729,558)
--------------   --------------   -------------   -------------   ---------------   ---------------
  (161,209,258)    (216,083,849)    (54,848,804)   (135,978,251)     (319,991,394)     (706,667,751)
==============   ==============   =============   =============   ===============   ===============
$  708,273,722   $  869,482,980   $ 424,388,975   $ 479,237,779   $   938,324,045   $ 1,258,315,439
==============   ==============   =============   =============   ===============   ===============
$      213,154   $      199,482   $   9,335,079   $  15,119,337   $    12,305,224   $    25,330,878
--------------   --------------   -------------   -------------   ---------------   ---------------

                    54 Wells Fargo Advantage Allocation Funds


                                             Statements of Changes in Net Assets

                                                                                                    AGGRESSIVE ALLOCATION FUND
                                                                                             ---------------------------------------
                                                                                                   For the              For the
                                                                                                 Year Ended           Year Ended
                                                                                             September 30, 2009   September 30, 2008
                                                                                             ------------------   ------------------
SHARES ISSUED AND REDEEMED
    Shares sold - Class A (Note 7) .......................................................               NA                   NA
    Shares issued in reinvestment of distributions - Class A .............................               NA                   NA
    Shares redeemed - Class A ............................................................               NA                   NA
                                                                                                 ----------          -----------
Net increase (decrease) in shares outstanding - Class A ..................................               NA                   NA
                                                                                                 ----------          -----------
    Shares sold - Class B ................................................................               NA                   NA
    Shares issued in reinvestment of distributions - Class B .............................               NA                   NA
    Shares redeemed - Class B ............................................................               NA                   NA
                                                                                                 ----------          -----------
Net decrease in shares outstanding - Class B .............................................               NA                   NA
                                                                                                 ----------          -----------
    Shares sold - Class C ................................................................               NA                   NA
    Shares issued in reinvestment of distributions - Class C .............................               NA                   NA
    Shares redeemed - Class C ............................................................               NA                   NA
                                                                                                 ----------          -----------
Net decrease in shares outstanding - Class C .............................................               NA                   NA
                                                                                                 ----------          -----------
    Shares sold - Administrator Class (Note 7) ...........................................        6,906,822           13,354,506
    Shares issued in reinvestment of distributions - Administrator Class .................          437,810            1,802,244
    Shares redeemed - Administrator Class ................................................       (9,194,289)         (13,716,507)
                                                                                                 ----------          -----------
Net increase (decrease) in shares outstanding - Administrator Class ......................       (1,849,657)           1,440,243
                                                                                                 ----------          -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS ..       (1,849,657)           1,440,243
                                                                                                 ==========          ===========

The accompanying notes are an integral part of these financial statements.

                    Wells Fargo Advantage Allocation Funds 55


Statements of Changes in Net Assets

         ASSET ALLOCATION FUND                  CONSERVATIVE ALLOCATION FUND                  GROWTH BALANCED FUND
---------------------------------------   ---------------------------------------   ---------------------------------------
      For the              For the              For the             For the              For the              For the
    Year Ended           Year Ended           Year Ended           Year Ended           Year Ended           Year Ended
September 30, 2009   September 30, 2008   September 30, 2009   September 30, 2008   September 30, 2009   September 30, 2008
------------------   ------------------   ------------------   ------------------   ------------------   ------------------
     1,234,205           14,070,471                   NA                   NA              795,101              976,635
       838,017            2,861,327                   NA                   NA               66,280              265,909
    (6,830,133)         (12,370,195)                  NA                   NA             (738,648)          (1,264,942)
    ----------            ---------           ----------           ----------          -----------           ----------
    (4,757,911)           4,561,603                   NA                   NA              122,733              (22,398)
    ----------            ---------           ----------           ----------          -----------           ----------
        11,491              127,660                   NA                   NA               11,032               28,454
        24,804              309,381                   NA                   NA               21,681              245,656
    (1,482,104)          (3,528,312)                  NA                   NA             (791,291)            (902,195)
    ----------            ---------           ----------           ----------          -----------           ----------
    (1,445,809)          (3,091,271)                  NA                   NA             (758,578)            (628,085)
    ----------            ---------           ----------           ----------          -----------           ----------
        85,352              125,782                   NA                   NA               22,124               21,860
        23,405              142,179                   NA                   NA                8,868               54,954
      (518,967)            (502,168)                  NA                   NA              (90,958)            (122,801)
    ----------            ---------           ----------           ----------          -----------           ----------
      (410,210)            (234,207)                  NA                   NA              (59,966)             (45,987)
    ----------            ---------           ----------           ----------          -----------           ----------
       356,722              478,950            6,778,676           15,349,895           34,150,289           29,136,165
        41,938              159,759            1,393,541            2,024,122            1,912,938            7,215,373
      (700,526)            (810,628)         (10,828,737)         (20,640,129)         (46,422,491)         (40,704,103)
    ----------            ---------           ----------           ----------          -----------           ----------
      (301,866)            (171,919)          (2,656,520)          (3,266,112)         (10,359,264)          (4,352,565)
    ----------            ---------           ----------           ----------          -----------           ----------
    (6,915,796)           1,064,206           (2,656,520)          (3,266,112)         (11,055,075)          (5,049,035)
    ==========            =========           ==========           ==========          ===========           ==========

                    56 Wells Fargo Advantage Allocation Funds


                                             Statements of Changes in Net Assets

                                                                                                      MODERATE BALANCED FUND
                                                                                             ---------------------------------------
                                                                                                   For the              For the
                                                                                                 Year Ended           Year Ended
                                                                                             September 30, 2009   September 30, 2008
                                                                                             ------------------   ------------------
DECREASE IN NET ASSETS
   Beginning net assets ..................................................................      $ 420,207,990       $ 549,301,132

OPERATIONS
   Net investment income .................................................................          8,790,347          15,203,429
   Net realized loss on investments ......................................................        (29,245,227)           (790,359)
   Net change in unrealized appreciation (depreciation) of investments ...................         12,201,507         (81,082,621)
                                                                                                -------------       -------------
Net decrease in net assets resulting from operations .....................................         (8,253,373)        (66,669,551)
                                                                                                -------------       -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
      Class A ............................................................................           (263,142)           (299,039)
      Class B ............................................................................            (53,839)            (65,799)
      Class C ............................................................................            (37,718)            (43,988)
   Administrator Class ...................................................................        (13,200,377)        (16,370,580)
   Net realized gain on sales of investments
      Class A ............................................................................            (81,272)           (690,415)
      Class B ............................................................................            (22,182)           (222,775)
      Class C ............................................................................            (15,819)           (137,371)
   Administrator Class ...................................................................         (3,791,484)        (35,378,727)
                                                                                                -------------       -------------
Total distributions to shareholders ......................................................        (17,465,833)        (53,208,694)
                                                                                                -------------       -------------

CAPITAL SHARES TRANSACTIONS

   Proceeds from shares sold - Class A (Note 7) ..........................................          3,447,139           4,902,016
   Reinvestment of distributions - Class A ...............................................            331,213             949,902
   Cost of shares redeemed - Class A .....................................................         (3,433,436)         (4,850,670)
                                                                                                -------------       -------------
Net increase in net assets resulting from capital share transactions - Class A ...........            344,916           1,001,248
                                                                                                -------------       -------------
   Proceeds from shares sold - Class B ...................................................            521,701             617,952
   Reinvestment of distributions - Class B ...............................................             73,607             267,680
   Cost of shares redeemed - Class B .....................................................           (920,587)         (1,713,788)
                                                                                                -------------       -------------
Net decrease in net assets resulting from capital share transactions - Class B ...........           (325,279)           (828,156)
                                                                                                -------------       -------------
   Proceeds from shares sold - Class C ...................................................            231,733             259,846
   Reinvestment of distributions - Class C ...............................................             49,780             172,129
   Cost of shares redeemed - Class C .....................................................           (426,119)           (326,145)
                                                                                                -------------       -------------
Net increase (decrease) in net assets resulting from capital share transactions -
   Class C ...............................................................................           (144,606)            105,830
                                                                                                -------------       -------------
   Proceeds from shares sold - Administrator Class (Note 7) ..............................         47,800,651         196,855,694
   Reinvestment of distributions - Administrator Class ...................................         16,658,857          51,589,865
   Cost of shares redeemed - Administrator Class .........................................       (116,648,988)       (257,939,378)
                                                                                                -------------       -------------
Net decrease in net assets resulting from capital share transactions - Administrator
   Class .................................................................................        (52,189,480)         (9,493,819)
                                                                                                -------------       -------------
Net decrease in net assets resulting from capital share transactions - Total .............        (52,314,449)         (9,214,897)
                                                                                                -------------       -------------
NET DECREASE IN NET ASSETS ...............................................................        (78,033,655)       (129,093,142)
                                                                                                =============       =============
ENDING NET ASSETS ........................................................................      $ 342,174,335       $ 420,207,990
                                                                                                =============       =============

Ending balance of undistributed net investment income ....................................      $   6,145,073       $  10,933,364
                                                                                                -------------       -------------

The accompanying notes are an integral part of these financial statements.

                    Wells Fargo Advantage Allocation Funds 57


Statements of Changes in Net Assets

                                                                                           MODERATE BALANCED FUND
                                                                                  ---------------------------------------
                                                                                        For the              For the
                                                                                      Year Ended           Year Ended
                                                                                  September 30, 2009   September 30, 2008
                                                                                  ------------------   ------------------
SHARES ISSUED AND REDEEMED
   Shares sold - Class A (Note 7) .............................................          230,988              242,046
   Shares issued in reinvestment of distributions - Class A ...................           22,975               45,814
   Shares redeemed - Class A ..................................................         (225,138)            (242,580)
                                                                                      ----------          -----------
   Net increase in shares outstanding - Class A ...............................           28,825               45,280
                                                                                      ----------          -----------
   Shares sold - Class B ......................................................           34,723               30,890
   Shares issued in reinvestment of distributions - Class B ...................            5,117               13,017
   Shares redeemed - Class B ..................................................          (61,775)             (84,894)
                                                                                      ----------          -----------
   Net decrease in shares outstanding - Class B ...............................          (21,935)             (40,987)
                                                                                      ----------          -----------
   Shares sold - Class C ......................................................           14,915               13,061
   Shares issued in reinvestment of distributions - Class C ...................            3,467                8,380
   Shares redeemed - Class C ..................................................          (28,224)             (16,714)
                                                                                      ----------          -----------
   Net increase (decrease) in shares outstanding - Class C ....................           (9,842)               4,727
                                                                                      ----------          -----------
   Shares sold - Administrator Class (Note 7) .................................        3,066,484            9,719,006
   Shares issued in reinvestment of distributions - Administrator Class .......        1,149,823            2,471,148
   Shares redeemed - Administrator Class ......................................       (7,732,355)         (12,813,788)
                                                                                      ----------          -----------
   Net decrease in shares outstanding - Administrator Class ...................       (3,516,048)            (623,634)
                                                                                      ----------          -----------
NET DECREASE IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS ..       (3,519,000)            (614,614)
                                                                                      ==========          ===========

                    58 Wells Fargo Advantage Allocation Funds


                                                            Financial Highlights

                                                   Beginning                 Net Realized    Distributions
                                                   Net Asset       Net      and Unrealized      from Net      Distributions
                                                   Value Per   Investment     Gain (Loss)      Investment       from Net
                                                     Share       Income     on Investments       Income      Realized Gains
                                                   ---------   ----------   --------------   -------------   --------------
AGGRESSIVE ALLOCATION FUND
Administrator Class
October 1, 2008 to September 30, 2009 ..........     $11.62      0.19           (0.83)           (0.22)          0.00(5)
October 1, 2007 to September 30, 2008 ..........     $16.92      0.21           (3.91)           (0.23)         (1.37)
October 1, 2006 to September 30, 2007 ..........     $15.32      0.23            2.39            (0.18)         (0.84)
October 1, 2005 to September 30, 2006 ..........     $14.57      0.22            1.08            (0.20)         (0.35)
October 1, 2004 to September 30, 2005 ..........     $13.09      0.19            1.45            (0.16)          0.00
ASSET ALLOCATION FUND
Class A
October 1, 2008 to September 30, 2009 ..........     $17.63      0.31(4)        (1.21)           (0.31)          0.00(5)
October 1, 2007 to September 30, 2008 ..........     $23.12      0.44(4)        (4.36)           (0.44)         (1.13)
October 1, 2006 to September 30, 2007 ..........     $20.94      0.47(4)         2.58            (0.47)         (0.40)
October 1, 2005 to September 30, 2006 ..........     $19.99      0.44            1.16            (0.43)         (0.22)
October 1, 2004 to September 30, 2005 ..........     $18.80      0.40            1.64            (0.41)         (0.44)
Class B
October 1, 2008 to September 30, 2009 ..........     $10.74      0.13(4)        (0.74)           (0.11)          0.00(5)
October 1, 2007 to September 30, 2008 ..........     $14.07      0.18(4)        (2.66)           (0.16)         (0.69)
October 1, 2006 to September 30, 2007 ..........     $12.73      0.19(4)         1.57            (0.18)         (0.24)
October 1, 2005 to September 30, 2006 ..........     $12.15      0.18            0.70            (0.17)         (0.13)
October 1, 2004 to September 30, 2005 ..........     $11.42      0.15            1.00            (0.15)         (0.27)
Class C
October 1, 2008 to September 30, 2009 ..........     $10.73      0.12(4)        (0.73)           (0.12)          0.00(5)
October 1, 2007 to September 30, 2008 ..........     $14.07      0.18(4)        (2.66)           (0.17)         (0.69)
October 1, 2006 to September 30, 2007 ..........     $12.75      0.18(4)         1.56            (0.18)         (0.24)
October 1, 2005 to September 30, 2006 ..........     $12.16      0.17            0.72            (0.17)         (0.13)
October 1, 2004 to September 30, 2005 ..........     $11.44      0.17            0.98            (0.16)         (0.27)
Administrator Class
October 1, 2008 to September 30, 2009 ..........     $17.65      0.34(4)        (1.20)           (0.35)          0.00(5)
October 1, 2007 to September 30, 2008 ..........     $23.15      0.50(4)        (4.38)           (0.49)         (1.13)
October 1, 2006 to September 30, 2007 ..........     $20.97      0.54(4)         2.57            (0.53)         (0.40)
October 1, 2005 to September 30, 2006 ..........     $20.02      0.41            1.24            (0.48)         (0.22)
October 1, 2004 to September 30, 2005 ..........     $18.82      0.47            1.63            (0.46)         (0.44)
CONSERVATIVE ALLOCATION FUND
Administrator Class
October 1, 2008 to September 30, 2009 ..........     $17.77      0.58           (0.05)           (0.75)         (0.10)
October 1, 2007 to September 30, 2008 ..........     $20.35      0.73           (2.04)           (0.72)         (0.55)
October 1, 2006 to September 30, 2007 ..........     $19.74      0.70            0.84            (0.64)         (0.29)
October 1, 2005 to September 30, 2006 ..........     $19.78      0.67            0.30            (0.63)         (0.38)
October 1, 2004 to September 30, 2005 ..........     $19.48      0.54            0.40            (0.41)         (0.23)

(1.) Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.

(2.) Includes net expenses allocated from the Master Portfolio(s) in which the Fund invests.

(3.) Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund's investment percentage in the respective Master Portfolio by the corresponding Master Portfolio's portfolio turnover rate.

(4.) Calculated based upon average shares outstanding.

(5.) Amount is less than 0.005.

The accompanying notes are an integral part of these financial statements.

                    Wells Fargo Advantage Allocation Funds 59


Financial Highlights

                 Ratio to Average Net Assets
  Ending                (Annualized)
Net Asset   ------------------------------------               Portfolio    Net Assets at
Value Per   Net Investment     Gross       Net       Total      Turnover    End of Period
  Share         Income       Expenses   Expenses   Return(1)      Rate     (000's omitted)
---------   --------------   --------   --------   ---------   ---------   ---------------


  $10.76         1.83%        1.22%(2)   1.00%(2)    (4.96)%      80%(3)      $169,286
  $11.62         1.76%        1.21%(2)   1.00%(2)   (23.80)%      62%(3)      $204,445
  $16.92         1.55%        1.20%(2)   1.00%(2)    17.79%       58%(3)      $273,273
  $15.32         1.55%        1.20%(2)   1.00%(2)     9.14%       61%(3)      $223,488
  $14.57         1.42%        1.12%(2)   1.00%(2)    12.61%       64%(3)      $196,484


  $16.42         2.13%        1.29%      1.15%       (4.85)%      43%         $646,455
  $17.63         2.17%        1.29%      1.15%      (17.92)%      45%         $777,876
  $23.12         2.12%        1.25%      1.15%       14.83%       16%         $914,716
  $20.94         2.13%        1.26%      1.15%        8.13%       11%         $871,848
  $19.99         2.06%        1.23%      1.15%       11.03%        6%         $934,783

  $10.02         1.43%        2.04%      1.90%       (5.48)%      43%         $ 15,201
  $10.74         1.42%        2.04%      1.90%      (18.56)%      45%         $ 31,831
  $14.07         1.36%        2.00%      1.90%       14.03%       16%         $ 85,203
  $12.73         1.38%        2.01%      1.90%        7.33%       11%         $125,661
  $12.15         1.33%        1.98%      1.90%       10.19%        6%         $146,644

  $10.00         1.39%        2.03%      1.90%       (5.51)%      43%         $ 19,162
  $10.73         1.42%        2.03%      1.90%      (18.56)%      45%         $ 24,975
  $14.07         1.37%        2.00%      1.90%       13.91%       16%         $ 36,028
  $12.75         1.38%        2.01%      1.90%        7.42%       11%         $ 36,261
  $12.16         1.26%        1.98%      1.90%       10.15%        6%         $ 40,795

  $16.44         2.39%        1.11%      0.90%       (4.61)%      43%         $ 27,455
  $17.65         2.43%        1.11%      0.90%      (17.73)%      45%         $ 34,802
  $23.15         2.35%        1.07%      0.90%       15.10%       16%         $ 49,620
  $20.97         2.39%        1.08%      0.90%        8.43%       11%         $ 78,458
  $20.02         2.31%        1.00%      0.90%       11.35%        6%         $ 36,815


  $17.45         3.18%        1.09%(2)   0.85%(2)     3.68%      130%(3)      $424,389
  $17.77         3.80%        1.06%(2)   0.85%(2)    (6.85)%     100%(3)      $479,238
  $20.35         3.75%        1.05%(2)   0.85%(2)     8.05%       91%(3)      $615,216
  $19.74         3.69%        1.04%(2)   0.85%(2)     5.14%      106%(3)      $515,658
  $19.78         2.78%        1.01%(2)   0.85%(2)     4.91%      102%(3)      $442,285

                    60 Wells Fargo Advantage Allocation Funds


                                                            Financial Highlights

                                                   Beginning                 Net Realized    Distributions
                                                   Net Asset       Net      and Unrealized      from Net      Distributions
                                                   Value Per   Investment     Gain (Loss)      Investment       from Net
                                                     Share       Income     on Investments       Income      Realized Gains
                                                   ---------   ----------   --------------   -------------   --------------
GROWTH BALANCED FUND
Class A
October 1, 2008 to September 30, 2009 ..........     $25.63      0.41(4)        (1.32)           (0.52)          (0.08)
October 1, 2007 to September 30, 2008 ..........     $36.21      0.63(4)        (7.32)           (0.63)          (3.26)
October 1, 2006 to September 30, 2007 ..........     $33.51      0.61            4.40            (0.53)          (1.78)
October 1, 2005 to September 30, 2006 ..........     $33.09      0.60            1.98            (0.45)          (1.71)
October 1, 2004 to September 30, 2005 ..........     $30.51      0.52            2.68            (0.41)          (0.21)
Class B
October 1, 2008 to September 30, 2009 ..........     $22.70      0.22(4)        (1.13)           (0.25)          (0.08)
October 1, 2007 to September 30, 2008 ..........     $32.51      0.36(4)        (6.52)           (0.39)          (3.26)
October 1, 2006 to September 30, 2007 ..........     $30.29      0.33            3.95            (0.28)          (1.78)
October 1, 2005 to September 30, 2006 ..........     $30.12      0.30            1.81            (0.23)          (1.71)
October 1, 2004 to September 30, 2005 ..........     $27.83      0.23            2.47            (0.20)          (0.21)
Class C
October 1, 2008 to September 30, 2009 ..........     $22.77      0.23(4)        (1.17)           (0.33)          (0.08)
October 1, 2007 to September 30, 2008 ..........     $32.60      0.36(4)        (6.54)           (0.39)          (3.26)
October 1, 2006 to September 30, 2007 ..........     $30.37      0.33            3.97            (0.29)          (1.78)
October 1, 2005 to September 30, 2006 ..........     $30.19      0.32            1.80            (0.23)          (1.71)
October 1, 2004 to September 30, 2005 ..........     $27.81      0.21            2.50            (0.12)          (0.21)
Administrator Class
October 1, 2008 to September 30, 2009 ..........     $23.29      0.41(4)        (1.21)           (0.60)          (0.08)
October 1, 2007 to September 30, 2008 ..........     $33.29      0.64(4)        (6.67)           (0.71)          (3.26)
October 1, 2006 to September 30, 2007 ..........     $30.98      0.70            3.99            (0.60)          (1.78)
October 1, 2005 to September 30, 2006 ..........     $30.76      0.62            1.85            (0.54)          (1.71)
October 1, 2004 to September 30, 2005 ..........     $28.41      0.56            2.50            (0.50)          (0.21)
MODERATE BALANCED FUND
Class A
October 1, 2008 to September 30, 2009 ..........     $17.85      0.38(4)        (0.36)           (0.57)          (0.18)
October 1, 2007 to September 30, 2008 ..........     $22.76      0.55           (3.34)           (0.61)          (1.51)
October 1, 2006 to September 30, 2007 ..........     $21.97      0.65(4)         1.73            (0.61)          (0.98)
October 1, 2005 to September 30, 2006 ..........     $22.23      0.60            0.75            (0.51)          (1.10)
October 1, 2004 to September 30, 2005 ..........     $21.72      0.43            1.13            (0.40)          (0.65)
Class B
October 1, 2008 to September 30, 2009 ..........     $17.67      0.26(4)        (0.34)           (0.42)          (0.18)
October 1, 2007 to September 30, 2008 ..........     $22.53      0.42           (3.34)           (0.43)          (1.51)
October 1, 2006 to September 30, 2007 ..........     $21.76      0.47(4)         1.72            (0.44)          (0.98)
October 1, 2005 to September 30, 2006 ..........     $22.04      0.42            0.76            (0.36)          (1.10)
October 1, 2004 to September 30, 2005 ..........     $21.62      0.31            1.08            (0.32)          (0.65)
Class C
October 1, 2008 to September 30, 2009 ..........     $17.64      0.26(4)        (0.34)           (0.42)          (0.18)
October 1, 2007 to September 30, 2008 ..........     $22.52      0.41           (3.33)           (0.45)          (1.51)
October 1, 2006 to September 30, 2007 ..........     $21.77      0.47(4)         1.72            (0.46)          (0.98)
October 1, 2005 to September 30, 2006 ..........     $22.05      0.43            0.75            (0.36)          (1.10)
October 1, 2004 to September 30, 2005 ..........     $21.62      0.31            1.08            (0.31)          (0.65)
Administrator Class
October 1, 2008 to September 30, 2009 ..........     $17.98      0.42(4)        (0.37)           (0.62)          (0.18)
October 1, 2007 to September 30, 2008 ..........     $22.90      0.60           (3.36)           (0.65)          (1.51)
October 1, 2006 to September 30, 2007 ..........     $22.08      0.67(4)         1.77            (0.64)          (0.98)
October 1, 2005 to September 30, 2006 ..........     $22.32      0.64            0.78            (0.56)          (1.10)
October 1, 2004 to September 30, 2005 ..........     $21.76      0.52            1.10            (0.41)          (0.65)

                    Wells Fargo Advantage Allocation Funds 61


Financial Highlights

                 Ratio to Average Net Assets
  Ending                (Annualized)
Net Asset   ------------------------------------               Portfolio    Net Assets at
Value Per   Net Investment     Gross       Net       Total      Turnover    End of Period
  Share         Income       Expenses   Expenses   Return(1)      Rate     (000's omitted)
---------   --------------   --------   --------   ---------   ---------   ---------------


  $24.12         1.95%        1.32%(2)   1.20%(2)    (2.95)%     105%(3)      $   55,318
  $25.63         2.09%        1.34%(2)   1.20%(2)   (20.42)%      80%(3)      $   55,626
  $36.21         1.89%        1.32%(2)   1.20%(2)     15.55%      75%(3)      $   79,411
  $33.51         1.89%        1.30%(2)   1.20%(2)      8.13%      80%(3)      $   64,560
  $33.09         1.59%        1.33%(2)   1.20%(2)     10.58%      80%(3)      $   58,091

  $21.46         1.21%        2.08%(2)   1.95%(2)    (3.66)%     105%(3)      $   13,869
  $22.70         1.31%        2.09%(2)   1.95%(2)   (21.02)%      80%(3)      $   31,892
  $32.51         1.12%        2.06%(2)   1.95%(2)     14.69%      75%(3)      $   66,097
  $30.29         1.12%        2.05%(2)   1.95%(2)      7.30%      80%(3)      $   73,602
  $30.12         0.84%        2.08%(2)   1.95%(2)      9.76%      80%(3)      $   85,327

  $21.42         1.21%        2.06%(2)   1.95%(2)    (3.69)%     105%(3)      $    7,738
  $22.77         1.33%        2.08%(2)   1.95%(2)   (21.02)%      80%(3)      $    9,588
  $32.60         1.12%        2.06%(2)   1.95%(2)     14.72%      75%(3)      $   15,226
  $30.37         1.12%        2.05%(2)   1.95%(2)      7.29%      80%(3)      $   16,351
  $30.19         0.84%        2.08%(2)   1.95%(2)      9.79%      80%(3)      $   18,262

  $21.81         2.18%        1.14%(2)   0.95%(2)    (2.68)%     105%(3)      $  861,399
  $23.29         2.32%        1.16%(2)   0.95%(2)   (20.25)%      80%(3)      $1,161,210
  $33.29         2.12%        1.14%(2)   0.95%(2)     15.84%      75%(3)      $1,804,249
  $30.98         2.13%        1.12%(2)   0.95%(2)      8.40%      80%(3)      $1,919,297
  $30.76         1.84%        1.07%(2)   0.95%(2)     10.87%      80%(3)      $1,848,078


  $17.12         2.47%        1.31%(2)   1.15%(2)      0.94%     116%(3)      $    8,669
  $17.85         2.88%        1.31%(2)   1.15%(2)   (13.39)%      89%(3)      $    8,524
  $22.76         2.80%        1.28%(2)   1.15%(2)     11.33%      82%(3)      $    9,839
  $21.97         2.75%        1.27%(2)   1.15%(2)      6.39%      93%(3)      $    5,618
  $22.23         2.11%        1.30%(2)   1.15%(2)      7.32%      91%(3)      $    4,745

  $16.99         1.72%        2.06%(2)   1.90%(2)      0.19%     116%(3)      $    1,720
  $17.67         2.13%        2.06%(2)   1.90%(2)   (14.06)%      89%(3)      $    2,177
  $22.53         2.01%        2.03%(2)   1.90%(2)     10.49%      82%(3)      $    3,699
  $21.76         1.99%        2.02%(2)   1.90%(2)      5.60%      93%(3)      $    3,283
  $22.04         1.35%        2.05%(2)   1.90%(2)      6.50%      91%(3)      $    3,121

  $16.96         1.72%        2.05%(2)   1.90%(2)      0.21%     116%(3)      $    1,445
  $17.64         2.13%        2.05%(2)   1.90%(2)   (14.05)%      89%(3)      $    1,677
  $22.52         2.03%        2.03%(2)   1.90%(2)     10.49%      82%(3)      $    2,034
  $21.77         2.00%        2.02%(2)   1.90%(2)      5.58%      93%(3)      $    1,602
  $22.05         1.35%        2.05%(2)   1.90%(2)      6.50%      91%(3)      $    1,223

  $17.23         2.72%        1.13%(2)   0.90%(2)      1.14%     116%(3)      $  330,340
  $17.98         3.13%        1.13%(2)   0.90%(2)   (13.17)%      89%(3)      $  407,829
  $22.90         3.00%        1.10%(2)   0.90%(2)     11.59%      82%(3)      $  533,729
  $22.08         2.98%        1.09%(2)   0.90%(2)      6.68%      93%(3)      $  558,601
  $22.32         2.34%        1.04%(2)   0.90%(2)      7.57%      91%(3)      $  557,564

                    62 Wells Fargo Advantage Allocation Funds


                                                   Notes to Financial Statements

1. ORGANIZATION

Wells Fargo Funds Trust (the "Trust") is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). These financial statements report on the following funds: Wells Fargo Advantage Aggressive Allocation Fund ("Aggressive Allocation Fund"), Wells Fargo Advantage Asset Allocation Fund ("Asset Allocation Fund"), Wells Fargo Advantage Conservative Allocation Fund ("Conservative Allocation Fund"), Wells Fargo Advantage Growth Balanced Fund ("Growth Balanced Fund") and Wells Fargo Advantage Moderate Balanced Fund ("Moderate Balanced Fund") (each, a "Fund", collectively, the "Funds"). Each Fund is a diversified series of the Trust, a Delaware statutory trust organized on November 8, 1999.

The Aggressive Allocation Fund, the Conservative Allocation Fund, the Growth Balanced Fund, and the Moderate Balanced Fund seek to achieve its investment objective by investing all investable assets in one or more separate diversified portfolios (each, a "Master Portfolio", collectively, the "Master Portfolios") of Wells Fargo Master Trust, a registered open-end investment management company. Each Master Portfolio directly acquires portfolio securities, and a Fund investing in a Master Portfolio acquires an indirect interest in those securities. Each Fund accounts for its investment in the Master Portfolios as partnership investments and records daily its share of the Master Portfolio's income, expense and realized and unrealized gains and losses. The financial statements of each Master Portfolio for the year ended September 30, 2009 are included in this report and should be read in conjunction with each Fund's financial statements. As of September 30, 2009, the Funds own the following percentages of the Master Portfolios:

                                         Aggressive       Conservative        Growth         Moderate
                                      Allocation Fund   Allocation Fund   Balanced Fund   Balanced Fund
                                      ---------------   ---------------   -------------   -------------
C&B LARGE CAP VALUE PORTFOLIO                2%                1%                8%            2%
DISCIPLINED GROWTH PORTFOLIO                 8%                5%               34%            8%
EMERGING GROWTH PORTFOLIO                    2%                1%                8%            2%
EQUITY INCOME PORTFOLIO                      4%                3%               19%            4%
EQUITY VALUE PORTFOLIO                       2%                1%               10%            2%
INDEX PORTFOLIO                              2%                1%                8%            2%
INFLATION PROTECTED BOND PORTFOLIO           2%               14%               20%            9%
INTERNATIONAL CORE PORTFOLIO                 7%                4%               31%            7%
INTERNATIONAL GROWTH PORTFOLIO               3%                2%               14%            3%
INTERNATIONAL INDEX PORTFOLIO                7%                4%               31%            7%
INTERNATIONAL VALUE PORTFOLIO                2%                1%                7%            2%
LARGE CAP APPRECIATION PORTFOLIO             4%                2%               16%            4%
LARGE COMPANY GROWTH PORTFOLIO               2%                2%               11%            2%
MANAGED FIXED INCOME PORTFOLIO               4%               30%               41%           19%
SMALL CAP INDEX PORTFOLIO                    2%                1%                8%            2%
SMALL COMPANY GROWTH PORTFOLIO               1%                0%                3%            1%
SMALL COMPANY VALUE PORTFOLIO                0%                0%                1%            0%
STABLE INCOME PORTFOLIO                      0%               27%                0%           13%
STRATEGIC SMALL CAP VALUE PORTFOLIO          2%                1%                8%            2%
TOTAL RETURN BOND PORTFOLIO                  0%                2%                3%            1%

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Fund, are in conformity with U.S. Generally Accepted Accounting Principles ("GAAP") which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Management has considered the

                    Wells Fargo Advantage Allocation Funds 63


Notes to Financial Statements

circumstances under which the Funds should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through November 25, 2009 which represents the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

SECURITIES VALUATION

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. This service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' fair values. For some securities, such prices are not readily available. These securities will generally be fair valued using the methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue; indications as to values from dealers in securities, trading characteristics and general market conditions.

Debt securities of sufficient credit quality with original maturities of 60 days or less, generally are valued at amortized cost which approximates market value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates fair value.

Investments in open-end mutual funds are valued at net asset value.

Investments in the Master Portfolios are valued daily based on each Fund's proportionate share of each Master Portfolio's net assets, which are also valued daily. Securities held in the Master Portfolios are valued as discussed in the Notes to Financial Statements of the Master Portfolios, which are included elsewhere in the this report.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

The valuation techniques used by the Funds to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

SECURITY LOANS

The Funds may loan securities in return for securities, irrevocable letters of credit or cash collateral, which is invested in various short-term fixed income securities. A Fund may receive compensation for lending securities in the form of fees payable by the borrower or by retaining a portion of interest on the investment securities purchased with cash received as collateral (after payment of a "broker rebate fee" to the borrower). A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral, although the loans may not be fully supported at all times if, for example, the instruments in which cash collateral is invested decline in value or the borrower fails to provide additional collateral when required in a timely manner or at all. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. Cash collateral received by a Fund pursuant to these loans generally is invested on behalf of the Fund by the securities lending agent in securities that, at the time of investment, are considered high-quality short-term debt investments (including money market instruments) and have been evaluated and approved by the Fund's adviser and are permissible investments for the Fund. A risk from securities lending is that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. In either case, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities.

Wells Fargo Bank, N.A. ("WFB") acts as the securities lending agent for the Funds and receives for its services 25% of the revenues earned on the securities lending activities and incurs all expenses. The securities lending agent may make payments to borrowers and placing brokers, who may not be affiliated, directly or indirectly, with the Trust, the adviser

                    64 Wells Fargo Advantage Allocation Funds


                                                   Notes to Financial Statements

or the distributor. For the year ended September 30, 2009 WFB waived its share of revenues earned on securities lending activities. Such waivers by WFB have the impact of increasing securities lending income on the Statements of Operations. The value of the securities on loan, the related collateral and the liability to return the collateral at September 30, 2009, are shown on the Statements of Assets and Liabilities.

FUTURES CONTRACTS

The Funds may be subject to interest rate risk and/or equity price risk in the normal course of pursuing its investment objectives. The Funds buy and sell futures contracts in order to respond to market conditions and to manage the Fund's target allocation. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

STRUCTURED INVESTMENT VEHICLES

The Funds may invest in structured debt securities, such as those issued by Structured Investment Vehicles ("SIVs"). SIVs invest in a diversified pool of underlying securities, which may include finance company debt and structured finance assets, residential mortgage-backed securities, commercial mortgage-backed securities, collateralized loan obligations, collateralized debt obligations and other asset backed securities. The ability of a SIV to repay debt depends primarily on the cash collections received from the SIV's underlying asset portfolio, which may include certain assets such as subprime mortgages that are subject to heightened risks of credit quality or market value deterioration under the continuing adverse conditions in the U.S. credit markets, and on the ability to obtain short-term funding through the issuance of new debt. Investments in these securities present increased credit and liquidity risks as there could be losses to a Fund in the event of credit or market value deterioration in a SIV's underlying portfolio, mismatches in the timing of the cash flows of the underlying asset interests and the repayment obligations of maturing securities issued by a SIV, or a SIV's inability to issue new debt.

As of September 30, 2009, the following Fund owned SIVs which are currently in default and valued at fair value in the Portfolio of Investments or have been restructured following default, including the percentage of each Fund's net assets invested in these securities:

                        Defaulted SIVs
                            (Value)      % of Net Assets
                        --------------   ---------------
ASSET ALLOCATION FUND     $4,360,890          0.62%

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

For each Fund that invests in a Master Portfolio, the securities transactions, realized gains or losses, and interest and dividend income are recorded by each Master Portfolio and each Fund records its daily proportionate share of each Master Portfolio's income and realized and unrealized gains and losses.

                    Wells Fargo Advantage Allocation Funds 65


Notes to Financial Statements

DISTRIBUTIONS TO SHAREHOLDERS

Net investment income, if any, is declared and distributed to shareholders annually, with the exception of Asset Allocation Fund, for which net investment income, if any, is declared and distributed quarterly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications. At September 30, 2009, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statements of Assets and Liabilities:

                                                  Accumulated
                                Undistributed    Net Realized
                               Net Investment   Gain (Loss) on   Paid-in
                                Income (Loss)     Investments    Capital
                               --------------   --------------   -------
AGGRESSIVE ALLOCATION FUND       $(113,972)        $114,200       $(228)
ASSET ALLOCATION FUND              (43,434)          43,434           0
CONSERVATIVE ALLOCATION FUND        62,347          (61,833)       (514)
GROWTH BALANCED FUND              (334,706)         334,771         (65)
MODERATE BALANCED FUND             (23,562)          23,540          22

FEDERAL AND OTHER TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

Each Fund's income and federal excise tax returns and all financial records supporting those returns for the prior three tax fiscal years are subject to examination by the federal and Delaware revenue authorities.

At September 30, 2009 estimated net capital loss carryforwards, which are available to offset future net realized capital gains, were as follows:

                                       Expiration
                               -------------------------
                                  2016          2017
                               ----------   ------------
AGGRESSIVE ALLOCATION FUND     $        0   $ 26,721,224
ASSET ALLOCATION FUND           4,414,660     90,934,457
CONSERVATIVE ALLOCATION FUND            0     15,438,774
GROWTH BALANCED FUND                    0    106,543,939
MODERATE BALANCED FUND                  0     21,001,170

At September 30, 2009, current year deferred post-October capital losses, which will be treated as realized for tax purposes on the first day of the succeeding year were:

                               Deferred Post-October
                                    Capital Loss
                               ---------------------
AGGRESSIVE ALLOCATION FUND          $17,468,379
ASSET ALLOCATION FUND                 5,870,621
CONSERVATIVE ALLOCATION FUND         11,053,895
GROWTH BALANCED FUND                 99,452,086
MODERATE BALANCED FUND               20,102,712

                    66 Wells Fargo Advantage Allocation Funds


                                                   Notes to Financial Statements

CLASS ALLOCATIONS

The separate classes of shares offered by each Fund differ principally in applicable sales charges, distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

3. FAIR VALUE MEASUREMENTS

Fair value measurements are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of each Fund's investments. These inputs are summarized into three broad levels as follows:

-    Level 1 - quoted prices in active markets for identical investments

- Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

- Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

The following is a summary of the inputs used as of September 30, 2009 in valuing the Funds' investments in securities:

                                                                  Significant Other       Significant
                                                  Quoted Prices   Observable Inputs   Unobservable Inputs
INVESTMENTS IN SECURITIES                           (Level 1)         (Level 2)            (Level 3)             Total
-------------------------                         -------------   -----------------   -------------------   --------------
AGGRESSIVE ALLOCATION FUND
   Investments in affiliated Master Portfolios     $          0    $166,421,255            $        0       $  166,421,255
   Debt securities issued by U.S. Treasury
      and U.S. government agencies                    2,974,452               0                     0            2,974,452
   TOTAL                                           $  2,974,452    $166,421,255            $        0       $  169,395,707
ASSET ALLOCATION FUND
   Equity securities
      Common stocks                                $408,525,170    $          0            $        0       $  408,525,170
   Asset-backed securities                                    0         538,739                     0              538,739
   Collateralized mortgage obligations                        0         873,075                     0              873,075
   Corporate debt securities                                  0     125,030,654             5,428,124          130,458,778
   Debt securities issued by states in the U.S.
      and its political                                       0      29,504,317                     0           29,504,317
   Debt securities issued by U.S. Treasury
      and U.S. government agencies                   23,683,264     260,983,664                     0          284,666,928
   Mortgage-backed securities                                 0             922                     0                  922
   Short-term investments                            86,624,234      65,552,601                     0          152,176,835
   TOTAL                                           $518,832,668    $482,483,972            $5,428,124       $1,006,744,764

                    Wells Fargo Advantage Allocation Funds 67


Notes to Financial Statements

                                                                  Significant Other       Significant
                                                  Quoted Prices   Observable Inputs   Unobservable Inputs
INVESTMENTS IN SECURITIES                           (Level 1)         (Level 2)            (Level 3)             Total
-------------------------                         -------------   -----------------   -------------------   --------------
CONSERVATIVE ALLOCATION FUND
   Investments in affiliated Master Portfolios     $         0     $421,997,963                $0            $421,997,963
   Debt securities issued by U.S. Treasury
      and U.S. government agencies                   2,629,143                0                 0               2,629,143
   TOTAL                                           $ 2,629,143     $421,997,963                $0            $424,627,106
GROWTH BALANCED FUND
   Investments in affiliated Master Portfolios     $         0     $922,873,010                $0            $922,873,010
   Debt securities issued by U.S. Treasury
      and U.S. government agencies                  16,620,312                0                 0              16,620,312
   TOTAL                                           $16,620,312     $922,873,010                $0            $939,493,322
MODERATE BALANCED FUND
   Investments in affiliated Master Portfolios     $         0     $337,852,057                $0            $337,852,057
   Debt securities issued by U.S. Treasury
      and U.S. government agencies                   4,183,722                0                 0               4,183,722
   TOTAL                                           $ 4,183,722     $337,852,057                $0            $342,035,779

Further details on the major security types listed above for each Fund can be found in the Portfolio of Investments.

As of September 30, 2009, the inputs used in valuing the Funds' other financial instruments*, which are carried at fair value, were as follows:

                                              Significant Other       Significant
                               Quoted Price   Observable Inputs   Unobservable Inputs
                                  Level 1          Level 2              Level 3           Total
                               ------------   -----------------   -------------------   ----------
AGGRESSIVE ALLOCATION FUND      $  399,684           $0                  $0             $  399,684
ASSET ALLOCATION FUND            3,191,180            0                   0              3,191,180
CONSERVATIVE ALLOCATION FUND       350,818            0                   0                350,818
GROWTH BALANCED FUND             2,215,991            0                   0              2,215,991
MODERATE BALANCED FUND             547,165            0                   0                547,165

*    Other financial instruments includes futures contracts.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                                  Asset Allocation Fund
                                                                -------------------------
                                                                Corporate debt securities
Balance as of 09/30/2008                                               $ 32,191,612
   Accrued discounts (premiums)                                                   0
   Realized gain (loss)                                                           0
   Change in unrealized appreciation (depreciation)                      (2,361,690)
   Net purchases (sales)                                                (24,375,796)
   Transfer in (out) of Level 3                                             (26,002)
Balance as of 09/30/2009                                               $  5,428,124
Change in unrealized appreciation (depreciation)
   relating to securities held at the end of reporting period          $ (2,361,690)

                    68 Wells Fargo Advantage Allocation Funds


                                                   Notes to Financial Statements

4. TRANSACTIONS WITH AFFILIATES

ADVISORY FEES

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management.

Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser at the following annual rates:

                                                       Advisory
                                                      Fees (% of
                                  Average Daily     Average Daily
                                   Net Assets        Net Assets)
                               ------------------   -------------
AGGRESSIVE ALLOCATION FUND       All asset levels       0.250
CONSERVATIVE ALLOCATION FUND
GROWTH BALANCED FUND
MODERATE BALANCED FUND
ASSET ALLOCATION FUND          First $500 million       0.650
                                Next $500 million       0.600
                                  Next $2 billion       0.550
                                  Next $2 billion       0.525
                                  Over $5 billion       0.500

Funds Management may retain the services of certain investment sub-advisers to provide daily portfolio management. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser.

Wells Capital Management Incorporated, an affiliate of Funds Management and indirect wholly owned subsidiary of Wells Fargo & Company, is the sub-adviser to the Funds.

For each Fund, except the Asset Allocation Fund, Funds Management's fee includes the determination of the asset allocations of each Fund's investments in the various Master Portfolios. Funds Management also acts as adviser to the Master Portfolios and is entitled to receive fees from the Master Portfolios for those services.

Each Fund that invests its assets in one or more Master Portfolio may withdraw all of its investments from its corresponding Master Portfolio(s) and invest directly in securities at any time if the Board of Trustees determines that it is in the best interest of the Fund to do so. Upon such redemption and subsequent direct investment in a portfolio of securities, Funds Management (and the corresponding sub-adviser, if any) may receive an investment advisory fee for the direct management of those assets.

ADMINISTRATION AND TRANSFER AGENT FEES

The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from each Fund the following annual fees:

                                         Administration Fees
                        Average Daily       (% of Average
                         Net Assets       Daily Net Assets)
                      ----------------   -------------------
Fund Level            First $5 billion         0.05
                       Next $5 billion         0.04
                      Over $10 billion         0.03
Class A               All asset levels         0.28
Class B               All asset levels         0.28
Class C               All asset levels         0.28
Administrator Class   All asset levels         0.10

                    Wells Fargo Advantage Allocation Funds 69


Notes to Financial Statements

Funds Management has contractually waived advisory and administration fees during the year ended September 30, 2009 to the extent necessary to maintain certain net operating expense ratios for the Funds. Expenses were waived by Funds Management proportionately from all classes, first from advisory fees, and then from any class specific expenses, if applicable.

CUSTODY FEES

The Trust has entered into a contract with WFB, whereby WFB is responsible for providing custody services for the Asset Allocation Fund. Pursuant to the contract, WFB is entitled to a monthly fee for custody services at an annual rate of 0.02% of the average daily net assets of the Fund.

WFB does not receive a custodial fee for any Fund that invests its assets solely in one or more Master Portfolios or other investment companies.

DISTRIBUTION FEES

The Trust has adopted a Distribution Plan (the "Plan") for Class B and Class C shares of the applicable Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter of each Fund, at an annual rate of 0.75% of the average daily net assets of each class.

For the year ended September 30, 2009, Wells Fargo Funds Distributor, LLC received the following amounts in front-end sales charges and contingent deferred sales charges.

                         Front-end sales charges   Contingent deferred sales charges
                         -----------------------   ---------------------------------
                                 Class A               Class B           Class C
                         -----------------------   ---------------   ---------------
ASSET ALLOCATION FUND           $1,275,302             $40,738            $  0
GROWTH BALANCED FUND             1,573,848              34,401             496
MODERATE BALANCED FUND             706,251               4,636              48

SHAREHOLDER SERVICING FEES

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, and Administrator Class of each applicable Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo & Company.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) and U.S. Government obligations for the year ended September 30, 2009, were as follows:

                               Purchases at Cost   Sales Proceeds
                               -----------------   --------------
AGGRESSIVE ALLOCATION FUND       $116,655,094*      $134,988,557*
ASSET ALLOCATION FUND             262,471,603        395,036,635
CONSERVATIVE ALLOCATION FUND      442,886,304*       496,363,560*
GROWTH BALANCED FUND              821,212,214*       936,973,469*
MODERATE BALANCED FUND            323,275,370*       365,167,438*

* Purchases and sales related to these investments have been calculated by aggregating the results of multiplying such Fund's ownership percentage of the respective Master Portfolio by the corresponding Master Portfolio's purchases and sales.

                    70 Wells Fargo Advantage Allocation Funds


                                                   Notes to Financial Statements

6. DERIVATIVE TRANSACTIONS

At September 30, 2009 the following Funds had long futures contracts outstanding as follows:

                                                                                Initial        Value at     Net Unrealized
                                                                               Contract     September 30,   Appreciation/
                               Expiration    Contracts         Type              Value           2009       (Depreciation)
                               ----------   -----------   ----------------   ------------   -------------   --------------
AGGRESSIVE ALLOCATION FUND      Dec 2009        96 Long     S&P 500 Index    $ 24,497,182    $ 25,269,601     $  772,419
ASSET ALLOCATION FUND           Dec 2009       705 Long     S&P 500 Index     179,970,371     185,573,625      5,603,254
                                Dec 2009        74 Long   US Treasury Bond      8,780,816       8,981,750        200,934
CONSERVATIVE ALLOCATION FUND    Dec 2009        82 Long     S&P 500 Index      20,924,676      21,584,450        659,774
GROWTH BALANCED FUND            Dec 2009       532 Long     S&P 500 Index     135,755,215     140,035,700      4,280,485
MODERATE BALANCED FUND          Dec 2009       131 Long   US Treasury Bond     33,428,445      34,482,475      1,054,030

At September 30, 2009 the following Funds had short futures contracts outstanding as follows:

                                                                                Initial        Value at     Net Unrealized
                                                                               Contract     September 30,   Appreciation/
                               Expiration    Contracts         Type              Value           2009       (Depreciation)
                               ----------   -----------   ----------------   ------------   -------------   --------------
AGGRESSIVE ALLOCATION FUND      Dec 2009      207 Short   US Treasury Bond   $ 24,751,890    $ 25,124,625    $  (372,735)
ASSET ALLOCATION FUND           Dec 2009    1,454 Short   US Treasury Bond    173,866,242     176,479,250     (2,613,008)
CONSERVATIVE ALLOCATION FUND    Dec 2009      174 Short   US Treasury Bond     20,810,294      21,119,250       (308,956)
GROWTH BALANCED FUND            Dec 2009    1,160 Short   US Treasury Bond    138,730,506     140,795,000     (2,064,494)
MODERATE BALANCED FUND          Dec 2009      284 Short   US Treasury Bond     33,963,635      34,470,500       (506,865)

The Aggressive Allocation Fund, Asset Allocation Fund, Conservative Allocation Fund, Growth Balanced Fund, and Moderate Balanced Fund had average contract amounts of $44,349,744, $348,163,291, $40,877,068, $260,886,211, and $65,481,224
respectively, in futures contracts during the year ended September 30, 2009.

The fair value of derivative instruments as of September 30, 2009 was as follows for the Aggressive Allocation Fund:

                                      Asset Derivatives                   Liability Derivatives
DERIVATIVES NOT ACCOUNTED    -----------------------------------   -----------------------------------
FOR AS HEDGING INSTRUMENTS   Balance Sheet Location   Fair value   Balance Sheet Location   Fair value
--------------------------   ----------------------   ----------   ----------------------   ----------
Equity contracts             Net Assets - Net
                             unrealized
                             appreciation of
                             futures                   $772,419*
Interest rate contracts                                            Net Assets - Net
                                                                   unrealized
                                                                   depreciation of
                                                                   futures                   $372,735*

* Represents cumulative unrealized appreciation (depreciation) on futures contracts. The variation margin only shows the one day change in unrealized appreciation (depreciation) on the futures contracts.

The effect of derivative instruments on the Statement of Operations for the year ended September 30, 2009 was as follows for the Aggressive Allocation Fund:

DERIVATIVES NOT ACCOUNTED    Amount of Realized Gain or Loss on Derivatives
FOR AS HEDGING INSTRUMENTS                       Futures
--------------------------   ----------------------------------------------
Equity contracts                              $(6,064,219)
Interest rate contracts                        (1,621,328)
                                              -----------
TOTAL                                         $(7,685,547)
                                              ===========

DERIVATIVES NOT ACCOUNTED    Change in Unrealized Gains or Losses on Derivatives
FOR AS HEDGING INSTRUMENTS                         Futures
--------------------------   ---------------------------------------------------
Equity contracts                                  $2,954,099
Interest rate contracts                             (533,192)
                                                  ----------
TOTAL                                             $2,420,907
                                                  ==========

                    Wells Fargo Advantage Allocation Funds 71


Notes to Financial Statements

The fair value of derivative instruments as of September 30, 2009 was as follows for the Aggressive Allocation Fund:

                                         Asset Derivatives                       Liability Derivatives
DERIVATIVES NOT ACCOUNTED    ----------------------------------------   ----------------------------------------
FOR AS HEDGING INSTRUMENTS      Balance Sheet Location     Fair value     Balance Sheet Location     Fair value
--------------------------   ---------------------------   ----------   --------------------------   ----------
Equity contracts             Net Assets - Net unrealized
                             appreciation of futures       $5,603,254*
Interest rate contracts                                                 Net Assets- Net unrealized
                                                                        depreciation of futures      $2,412,074*

* Represents cumulative unrealized appreciation (depreciation) on futures contracts. The variation margin only shows the one day change in unrealized appreciation (depreciation) on the futures contracts.

The effect of derivative instruments on the Statement of Operations for the year ended September 30, 2009 was as follows for the Asset Allocation Fund:

DERIVATIVES NOT ACCOUNTED    Amount of Realized Gain or Loss on Derivatives
FOR AS HEDGING INSTRUMENTS                       Futures
--------------------------   ----------------------------------------------
Equity contracts                              $(42,663,609)
Interest rate contracts                        (10,633,686)
                                              ------------
TOTAL                                         $(53,297,295)
                                              ============

DERIVATIVES NOT ACCOUNTED    Change in Unrealized Gains or Losses on Derivatives
FOR AS HEDGING INSTRUMENTS                       Futures
--------------------------   ---------------------------------------------------
Equity contracts                              $ 21,068,927
Interest rate contracts                         (3,524,764)
                                              ------------
TOTAL                                         $ 17,544,163
                                              ============

The fair value of derivative instruments as of September 30, 2009 was as follows for the Conservative Allocation Fund:

                                        Asset Derivatives                       Liability Derivatives
DERIVATIVES NOT ACCOUNTED    ---------------------------------------   ---------------------------------------
FOR AS HEDGING INSTRUMENTS     Balance Sheet Location     Fair value   Balance Sheet Location       Fair value
--------------------------   --------------------------   ----------   --------------------------   ----------
Equity contracts             Net Assets- Net unrealized
                             appreciation of futures       $659,774*
Interest rate contracts                                                Net Assets- Net unrealized
                                                                       depreciation of futures       $308,956*

* Represents cumulative unrealized appreciation (depreciation) on futures contracts. The variation margin only shows the one day change in unrealized appreciation (depreciation) on the futures contracts.

The effect of derivative instruments on the Statement of Operations for the year ended September 30, 2009 was as follows for the Conservative Allocation Fund:

DERIVATIVES NOT ACCOUNTED        Amount of Realized Gain
FOR AS HEDGING INSTRUMENTS   or Loss on Derivatives Futures
--------------------------   ------------------------------
Equity contracts                      $(3,719,094)
Interest rate contracts                (1,559,679)
                                      -----------
TOTAL                                 $(5,278,773)
                                      ===========

DERIVATIVES NOT ACCOUNTED       Change in Unrealized Gains or
FOR AS HEDGING INSTRUMENTS     Losses on Derivatives Futures
--------------------------     -----------------------------
CONSERVATIVE ALLOCATION FUND
   Equity contracts                      $2,301,230
   Interest rate contracts                 (429,736)
                                         ----------
   TOTAL                                 $1,871,494
                                         ==========

                    72 Wells Fargo Advantage Allocation Funds


                                                   Notes to Financial Statements

The fair value of derivative instruments as of September 30, 2009 was as follows for the Growth Balanced Fund:

                                         Asset Derivatives                         Liability Derivatives
DERIVATIVES NOT ACCOUNTED    ----------------------------------------   ------------------------------------------
FOR AS HEDGING INSTRUMENTS     Balance Sheet Location      Fair value   Balance Sheet Location         Fair value
--------------------------   ---------------------------   ----------   ---------------------------   ------------
Equity contracts             Net Assets - Net unrealized
                             appreciation of futures       $4,280,485*
Interest rate contracts                                                 Net Assets - Net unrealized
                                                                        depreciation of futures       $(2,064,494)*

* Represents cumulative unrealized appreciation (depreciation) on futures contracts. The variation margin only shows the one day change in unrealized appreciation (depreciation) on the futures contracts.

The effect of derivative instruments on the Statement of Operations for the year ended September 30, 2009 was as follows for the Growth Balanced Fund:

DERIVATIVES NOT ACCOUNTED    Amount of Realized Gain or
FOR AS HEDGING INSTRUMENTS   Loss on Derivatives Futures
--------------------------   ---------------------------
Equity contracts                    $(41,244,527)
Interest rate contracts              (11,119,309)
                                    ------------
TOTAL                               $(52,363,836)
                                    ============

DERIVATIVES NOT ACCOUNTED    Change in Unrealized Gains or
FOR AS HEDGING INSTRUMENTS   Losses on Derivatives Futures
--------------------------   -----------------------------
Equity contracts                      $ 17,661,464
Interest rate contracts                 (3,033,062)
                                      ------------
TOTAL                                 $ 14,628,402
                                      ============

During the year ended September 30, 2009, Moderate Balanced Fund invested in futures with only one type of risk exposure.

7. ACQUISITIONS

Effective at the opening of business on July 21, 2008, several of the Funds (the "Target Funds") were reorganized into certain acquiring funds of the Trust (the "Acquiring Funds"). The following Acquiring Funds acquired substantially all of the net assets and assumed all of the liabilities of their corresponding Target Funds through a tax-free reorganization under section 368 (a) of the Internal Revenue Code.

TARGET FUND                               Acquiring Fund
-----------                               --------------
BALANCED FUND                       Asset Allocation Fund
LIFE-STAGE - CONSERVATIVE FUND      Moderate Balanced Fund
LIFE-STAGE - MODERATE PORTFOLIO     Growth Balanced Fund
LIFE-STAGE - AGGRESSIVE PORTFOLIO   Aggressive Allocation Fund

The acquisitions were accomplished through the following steps:

In a tax-free exchange, the Asset Allocation Fund issued 5,912,962 of its Class A shares (valued at $110,309,643) in exchange for all the assets and liabilities of the Balanced Fund. The aggregate net assets of the Balanced Fund as of July 18, 2008 were valued at $110,309,643 which included $4,352,128 of net unrealized appreciation/depreciation, and were combined with those of the Asset Allocation Fund.

In a taxable exchange, the Moderate Balanced Fund issued 388,110 of its Administrator Class shares (valued at $7,733,012) in exchange for all the assets and liabilities of the Life-Stage - Conservative Fund. The aggregate net assets of the Life-Stage - Conservative Fund as of July 18, 2008 were valued at $7,733,012 which included $1,126,601 of net unrealized appreciation/depreciation, and were combined with those of the Moderate Balanced Fund.

                    Wells Fargo Advantage Allocation Funds 73


Notes to Financial Statements

In a taxable exchange, the Growth Balanced Fund issued 904,172 of its Administrator Class shares (valued at $22,994,517) in exchange for all the assets and liabilities of the Life-Stage - Moderate Portfolio. The aggregate net assets of the Life-Stage - Moderate Portfolio as of July 18, 2008 were valued at $22,994,517, which included $3,593,961 of net unrealized appreciation/depreciation, and were combined with those of the Growth Balanced Fund.

In a taxable exchange, the Aggressive Allocation Fund issued 1,878,834 of its Administrator Class shares (valued at $24,096,461) in exchange for all the assets and liabilities of Life-Stage - Aggressive Portfolio Fund. The aggregate net assets of Life-Stage - Aggressive Portfolio as of July 18, 2008 were valued at $24,096,461, which included $2,822,340 of net unrealized appreciation/depreciation, and were combined with those of the Aggressive Allocation Fund.

Each Target Fund then liquidated by distributing the corresponding Acquiring Fund shares pro rata to the respective Target Fund shareholders, so that Target Fund shareholders received shares of a specified class of the corresponding Acquiring Fund with a total value equal to the value of their Target Fund shares. In connection with the Acquisitions, each Target Fund was dissolved and terminated as a series of the Trust. Subsequent to the mergers, the aggregate net assets of the Asset Allocation Fund, Moderate Balanced Fund, Growth Balanced Fund and Aggressive Allocation Fund totaled $944,211,582, $449,499,740, $1,399,991,185, and $224,990,988, respectively.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with the Funds' custodian, a portion of fund expenses may have been reduced.

9. BANK BORROWINGS

The Trust (excluding the money market funds) is party to a $25,000,000 revolving credit agreement with the Bank of New York Mellon, whereby each Fund (except Asset Allocation Fund) is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. The Trust is also party to a $125,000,000 revolving credit agreement with State Street Bank and Trust Company permitting Asset Allocation Fund to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Both credit agreements were entered into on September 8, 2009 and interest under the credit agreements is charged to each Fund based on a borrowing at a rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, under the credit agreements, each Fund pays an annual commitment fee equal to 0.15% of the unused balance of the applicable credit agreement, which is allocated pro rata. Prior to September 8, 2009, the Funds were all parties to a $150,000,000 revolving credit agreement with the Bank of New York Mellon and paid interest at a rate equal to the Federal Funds rate plus 0.60% and an annual commitment fee equal to 0.15% of the unused balance, which was allocated on a pro rata basis.

For the year ended September 30, 2009, there were no borrowings by any of the Allocation Funds under the agreement.

10. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during each Fund's tax years ended May 31, 2009 and May 31, 2008, were as follows:

                                         Ordinary Income          Long-Term Capital Gain
                                    -------------------------   -------------------------
                                        2009          2008         2009          2008
                                        ----          ----         ----          ----
AGGRESSIVE ALLOCATION FUND          $3,644,107    $10,067,308   $ 19,608     $ 16,752,574
ASSET ALLOCATION FUND*               13,713,555    37,054,971       81,111     34,805,479
CONSERVATIVE ALLOCATION FUND         18,793,495    27,383,091    2,637,980     11,892,522
GROWTH BALANCED FUND                 31,062,413    89,170,814    4,011,429    137,902,041
MODERATE BALANCED FUND               13,556,994    25,235,007    3,908,839     27,973,687

*    The Asset Allocation Fund has a tax year-end of September 30.

                    74 Wells Fargo Advantage Allocation Funds


                                                   Notes to Financial Statements

As of May 31, 2009, the Funds' tax year-end, the components of distributable earnings on a tax basis are shown on the table below. The difference between book basis and tax basis appreciation is attributable primarily to the tax deferral of losses on wash sales.

                               Undistributed     Unrealized
                                  Ordinary      Appreciation     Capital Loss
                                   Income      (Depreciation)   Carryforward**
                               -------------   --------------   --------------
AGGRESSIVE ALLOCATION FUND       $1,163,871    $ (26,157,572)   $ (44,189,603)
ASSET ALLOCATION FUND*              213,152      (75,340,204)    (101,219,738)
CONSERVATIVE ALLOCATION FUND      5,242,795      (42,113,324)     (26,492,669)
GROWTH BALANCED FUND              7,223,148     (137,558,042)    (205,996,025)
MODERATE BALANCED FUND            3,564,131      (35,451,179)     (41,103,882)

** This amount includes the post-October loss, which will reverse on the first day of the following fiscal year.

11. INDEMNIFICATION

Under the Trust's organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated.

                    Wells Fargo Advantage Allocation Funds 75


Report of Independent Registered Public Accounting Firm

BOARD OF TRUSTEES AND SHAREHOLDERS OF
WELLS FARGO FUNDS TRUST:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Wells Fargo Advantage Aggressive Allocation Fund, Wells Fargo Advantage Asset Allocation Fund, Wells Fargo Advantage Conservative Allocation Fund, Wells Fargo Advantage Growth Balanced Fund, and Wells Fargo Advantage Moderate Balanced Fund, (collectively the "Funds"), five of the funds constituting the Wells Fargo Funds Trust, as of September 30, 2009, and the related statements of operations for the year then ended, statements of changes in net assets for each of the years in the two year period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2009, by correspondence with the custodian and brokers or other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the aforementioned funds of the Wells Fargo Funds Trust as of September 30, 2009, the results of their operations for the year then ended, changes in their net assets for each of the years in the two year period then ended, and the financial highlights for the periods presented, in conformity with U.S. generally accepted accounting principles.


                                       KPMG LLP

Philadelphia, Pennsylvania
November 25, 2009

                   76 Wells Fargo Advantage Master Portfolios


                                    Portfolio of Investments--September 30, 2009

C&B LARGE CAP VALUE PORTFOLIO

   SHARES      SECURITY NAME                                                            VALUE
------------   -----------------------------------------------------------------   ---------------
COMMON STOCKS: 97.15%
APPAREL & ACCESSORY STORES: 2.69%
     299,500   KOHL'S CORPORATION+                                                 $    17,086,475
                                                                                   ---------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 1.67%
     146,835   VF CORPORATION                                                           10,635,259
                                                                                   ---------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 1.59%
      15,900   NVR INCORPORATED+<<                                                      10,134,183
                                                                                   ---------------
BUSINESS SERVICES: 9.54%
     206,710   FISERV INCORPORATED+                                                      9,963,422
     190,100   MANPOWER INCORPORATED                                                    10,780,571
     705,800   MICROSOFT CORPORATION                                                    18,273,162
     586,400   OMNICOM GROUP INCORPORATED                                               21,661,616
                                                                                        60,678,771
                                                                                   ---------------
CHEMICALS & ALLIED PRODUCTS: 2.21%
     369,600   INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                          14,018,928
                                                                                   ---------------
COMMUNICATIONS: 2.72%
     769,600   VODAFONE GROUP PLC ADR<<                                                 17,316,000
                                                                                   ---------------
COSMETICS, PERSONAL CARE: 5.31%
     401,800   AVON PRODUCTS INCORPORATED<<                                             13,645,128
     263,400   COLGATE-PALMOLIVE COMPANY<<                                              20,092,152
                                                                                        33,737,280
                                                                                   ---------------
DEPOSITORY INSTITUTIONS: 6.63%
     657,200   BANK OF AMERICA CORPORATION                                              11,119,824
     271,400   JPMORGAN CHASE & COMPANY                                                 11,892,748
     363,600   STATE STREET CORPORATION                                                 19,125,360
                                                                                        42,137,932
                                                                                   ---------------
EATING & DRINKING PLACES: 3.46%
     242,100   DARDEN RESTAURANTS INCORPORATED                                          8,262,873
     240,700   MCDONALD'S CORPORATION                                                   13,736,749
                                                                                        21,999,622
                                                                                   ---------------
ELECTRIC, GAS & SANITARY SERVICES: 1.94%
     463,400   REPUBLIC SERVICES INCORPORATED                                           12,312,538
                                                                                   ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
   EQUIPMENT: 8.46%
   1,840,000   FLEXTRONICS INTERNATIONAL LIMITED+                                       13,726,400
     759,500   GENERAL ELECTRIC COMPANY                                                 12,470,990
     175,400   HUBBELL INCORPORATED CLASS B                                              7,366,800
     547,300   MOLEX INCORPORATED CLASS A                                               10,283,767
     446,200   TYCO ELECTRONICS LIMITED<<                                                9,941,336
                                                                                        53,789,293
                                                                                   ---------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 1.89%
     281,100   ILLINOIS TOOL WORKS INCORPORATED                                         12,005,781
                                                                                   ---------------
FOOD & KINDRED PRODUCTS: 2.21%
     228,800   DIAGEO PLC ADR                                                           14,068,912
                                                                                   ---------------

                   Wells Fargo Advantage Master Portfolios 77


Portfolio of Investments--September 30, 2009

C&B LARGE CAP VALUE PORTFOLIO

   SHARES      SECURITY NAME                                                            VALUE
------------   -----------------------------------------------------------------   ---------------
HEALTHCARE: 2.88%
     300,800   JOHNSON & JOHNSON                                                   $    18,315,712
                                                                                   ---------------
HEALTH SERVICES: 1.52%
     360,600   CARDINAL HEALTH INCORPORATED                                              9,664,080
                                                                                   ---------------
HOLDING & OTHER INVESTMENT OFFICES: 1.72%
       3,300   BERKSHIRE HATHAWAY INCORPORATED CLASS B+                                 10,965,900
                                                                                   ---------------
HOUSEHOLD PRODUCTS, WARES: 3.06%
     362,700   AVERY DENNISON CORPORATION                                               13,060,827
     176,000   HENKEL KGAA ADR                                                           6,424,000
                                                                                        19,484,827
                                                                                   ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 7.86%
     308,400   DIEBOLD INCORPORATED                                                     10,155,612
     368,200   DOVER CORPORATION                                                        14,271,432
     208,300   EATON CORPORATION                                                        11,787,697
     553,100   PITNEY BOWES INCORPORATED                                                13,744,535
                                                                                        49,959,276
                                                                                   ---------------
INSURANCE AGENTS, BROKERS & SERVICE: 2.32%
     523,400   WILLIS GROUP HOLDINGS LIMITED                                            14,770,348
                                                                                   ---------------
INSURANCE CARRIERS: 3.86%
     299,300   ALLSTATE CORPORATION                                                      9,164,566
     170,300   AXIS CAPITAL HOLDINGS LIMITED                                             5,139,654
     203,500   CHUBB CORPORATION                                                        10,258,435
                                                                                        24,562,655
                                                                                   ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL
   GOODS: 5.74%
      78,400   BECTON DICKINSON & COMPANY                                                5,468,400
   1,213,400   BOSTON SCIENTIFIC CORPORATION+<<                                         12,849,906
     348,000   QUEST DIAGNOSTICS INCORPORATED                                           18,162,120
                                                                                        36,480,426
                                                                                   ---------------
MEDICAL PRODUCTS: 0.89%
      99,500   BAXTER INTERNATIONAL INCORPORATED                                         5,672,495
                                                                                   ---------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 1.37%
     252,800   TYCO INTERNATIONAL LIMITED<<                                              8,716,544
                                                                                   ---------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 1.86%
     209,100   UNITED PARCEL SERVICE INCORPORATED CLASS B                               11,807,877
                                                                                   ---------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 4.14%
     776,200   AMERICAN EXPRESS COMPANY                                                 26,313,180
                                                                                   ---------------
PETROLEUM REFINING & RELATED INDUSTRIES: 4.99%
     126,000   CHEVRON CORPORATION                                                       8,874,180
     333,400   EXXON MOBIL CORPORATION                                                  22,874,574
                                                                                        31,748,754
                                                                                   ---------------
TRAVEL & RECREATION: 2.49%
     475,000   CARNIVAL CORPORATION                                                     15,808,000
                                                                                   ---------------

                   78 Wells Fargo Advantage Master Portfolios


                                    Portfolio of Investments--September 30, 2009

C&B LARGE CAP VALUE PORTFOLIO

   SHARES      SECURITY NAME                                                            VALUE
------------   -----------------------------------------------------------------   ---------------
WHOLESALE TRADE-DURABLE GOODS: 2.13%
     229,700   KIMBERLY-CLARK CORPORATION                                          $  13,547,707
                                                                                   -------------
TOTAL COMMON STOCKS (COST $672,184,023)                                              617,738,755
                                                                                   -------------

                                                                        YIELD
PREFERRED STOCKS: 1.67%
     246,900   HENKEL KGAA ADR (HOUSEHOLD PRODUCTS, WARES)              0.48%(t)      10,592,010
                                                                                   -------------
TOTAL PREFERRED STOCKS (COST $11,143,238)                                             10,592,010
                                                                                   -------------
COLLATERAL FOR SECURITIES LENDING: 7.23%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 1.58%
   2,510,147   AIM STIT-LIQUD ASSETS PORTFOLIO                           0.27(s)       2,510,147
   2,510,147   BLACKROCK LIQUIDITY FUNDS TEMPFUND PORFOLIO               0.21(s)       2,510,147
   2,510,147   DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL                0.23(s)       2,510,147
   2,510,147   DWS MONEY MARKET SERIES INSTITUTIONAL                     0.28(s)       2,510,147
                                                                                      10,040,588
                                                                                   -------------

                                                                                   INTEREST    MATURITY
  PRINCIPAL                                                                          RATE        DATE
------------                                                                       --------   ----------
COLLATERAL INVESTED IN OTHER ASSETS: 5.65%
$  1,222,892   ABN AMRO NORTH AMERICA FINANCE INCORPORATED                            0.23    10/23/2009        1,222,720
   1,222,892   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                        0.48    10/07/2009        1,222,794
     804,534   ANTALIS US FUNDING CORPORATION++(p)                                    0.22    10/09/2009          804,495
     965,441   BANK OF IRELAND                                                        0.53    10/01/2009          965,441
      64,363   BELMONT FUNDING LLC++(p)                                               0.45    10/02/2009           64,362
      64,363   BELMONT FUNDING LLC++(p)                                               0.45    10/07/2009           64,358
     804,534   BNP PARIBAS (PARIS)                                                    0.17    10/01/2009          804,534
     128,725   CALCASIEU PARISH LA+/-ss                                               0.47    12/01/2027          128,725
     176,998   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY+/-ss            0.30    06/01/2028          176,998
     965,441   CANCARA ASSET SECURITIZATION
                  LIMITED++(p)                                                        0.27    10/09/2009          965,383
     576,459   CHEYNE FINANCE LLC+++/-####(a)(i)                                      0.00    02/25/2008            9,512
     443,815   CHEYNE FINANCE LLC+++/-####(a)(i)                                      0.00    05/19/2008            7,323
     257,451   CITIBANK CREDIT CARD ISSUANCE TRUST++                                  0.21    10/08/2009          257,440
      85,200   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                              0.40    10/01/2038           85,200
     965,441   CONCORD MINUTEMAN CAPITAL COMPANY++(p)                                 0.40    10/13/2009          965,312
     257,451   COOK COUNTY IL+/-ss                                                    0.70    11/01/2030          257,451
     321,814   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY
                  VALUE $324,815)                                                     0.08    10/01/2009          321,814
     965,441   CROWN POINT CAPITAL COMPANY LLC++(p)                                   0.45    10/09/2009          965,344
     804,534   DANSKE BANK A/S COPENHAGEN                                             0.17    10/01/2009          804,534
     579,265   DENVER CO CITY & County School DISTRICT+/-ss                           0.50    12/15/2037          579,265
     450,539   DEXIA DELAWARE LLC                                                     0.27    10/07/2009          450,519
     160,907   ELYSIAN FUNDING LLC++(p)                                               0.45    10/01/2009          160,907
      48,272   ELYSIAN FUNDING LLC++(p)                                               0.45    10/07/2009           48,268
   1,126,348   ERASMUS CAPITAL CORPORATION++(p)                                       0.24    10/13/2009        1,126,258
   1,126,348   FORTIS FUNDING LLC++                                                   0.25    10/22/2009        1,126,184
     860,176   GOTHAM FUNDING CORPORATION++(p)                                        0.23    10/13/2009          860,110
     321,814   GREENWICH CAPITAL MARKETS INCORPORATED REPURCHASE AGREEMENT -
                  102% COLLATERALIZED BY MORTGAGE BACKED
                  (MATURITY VALUE $321,815)                                           0.07    10/01/2009          321,814
   2,026,372   GRYPHON FUNDING LIMITED(a)(i)                                          0.00    08/05/2010          686,940
      53,099   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                  0.36    11/01/2042           53,099
     482,721   HOUSTON TX UTILITY SYSTEM+/-ss                                         0.50    05/15/2034          482,721
     160,907   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUE+/-ss                 0.35    07/01/2029          160,907
      64,363   INDIANA MUNICIPAL POWER AGENCY POWER SUPPLY SYSTEM+/-ss                0.36    01/01/2018           64,363
   1,255,073   INTESA SANPAOLO SPA                                                    0.22    10/14/2009        1,255,073


                   Wells Fargo Advantage Master Portfolios 79


Portfolio of Investments--September 30, 2009

C&B LARGE CAP VALUE PORTFOLIO

                                                                                   INTEREST    MATURITY
  PRINCIPAL    SECURITY NAME                                                         RATE        DATE           VALUE
------------   -----------------------------------------------------------------   --------   ----------   --------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$    128,725   IRISH LIFE & PERMANENT PLC++                                          0.53%    10/07/2009   $      128,714
     831,567   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE BACKED SECURITIES (MATURITY VALUE $831,568)               0.06     10/01/2009          831,567
      96,544   KANSAS CITY MO SPECIAL OBLIGATION+/-ss                                0.36     04/15/2025           96,544
     277,082   LLOYDS TSB BANK PLC                                                   0.21     10/30/2009          277,035
     467,756   MANHATTAN ASSET FUNDING COMPANY++(p)                                  0.15     10/01/2009          467,756
   1,070,030   MASSACHUSETTS HEFA+/-ss                                               0.32     10/01/2034        1,070,030
   1,126,348   MATCHPOINT MASTER TRUST++(p)                                          0.22     10/16/2009        1,126,245
     138,380   MISSISSIPPI STATE GO+/-ss                                             0.40     11/01/2028          138,380
   1,029,804   MONT BLANC CAPITAL CORPORATION++(p)                                   0.24     10/14/2009        1,029,715
     122,289   MONTGOMERY COUNTY TN PUBLIC BUILDING+/-ss                             0.35     02/01/2036          122,289
     482,721   NATEXIS BANQUES POPULAIRES                                            0.20     10/01/2009          482,721
      64,363   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                              0.70     01/01/2018           64,363
     804,534   NIEUW AMSTERDAM RECEIVABLES CORPORATION++(p)                          0.23     10/01/2009          804,534
     204,674   NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                              0.36     01/01/2034          204,674
   1,126,348   ROMULUS FUNDING CORPORATION++(p)                                      0.55     10/16/2009        1,126,090
     965,441   ROYAL BANK OF SCOTLAND CT                                             0.23     10/14/2009          965,441
   1,126,348   SALISBURY RECEIVABLES COMPANY++(p)                                    0.22     10/21/2009        1,126,210
     965,441   SCALDIS CAPITAL LIMITED++(p)                                          0.27     10/16/2009          965,332
   1,126,348   SOLITAIRE FUNDING LLC++(p)                                            0.26     10/13/2009        1,126,250
     740,171   SURREY FUNDING CORPORATION++(p)                                       0.23     10/20/2009          740,082
     965,441   TASMAN FUNDING INCORPORATED++(p)                                      0.25     10/15/2009          965,347
   1,126,348   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++(p)               0.22     10/19/2009        1,126,224
     289,632   TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss                     0.35     07/01/2032          289,632
     997,622   UNICREDITO ITALIANO (NEW YORK)                                        0.25     10/13/2009          997,622
      96,544   VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss                     0.38     12/15/2040           96,544
     723,912   VICTORIA FINANCE LLC+++/-####(a)(i)                                   0.17     07/28/2008          332,999
     420,374   VICTORIA FINANCE LLC+++/-####(a)(i)                                   0.20     08/07/2008          193,372
     513,666   VICTORIA FINANCE LLC+++/-####(a)(i)                                   0.29     04/30/2008          236,286
     833,636   VICTORIA FINANCE LLC+++/-####(a)(i)                                   0.30     02/15/2008          383,473
     965,441   VICTORY RECEIVABLES CORPORATION++(p)                                  0.22     10/07/2009          965,403
                                                                                                               35,951,042
                                                                                                           --------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $47,155,611)                                                     45,991,630
                                                                                                           --------------

               SHARES                                                               YIELD
               -----------------------------------------------------------------   --------
SHORT-TERM INVESTMENTS: 2.12%
  13,510,700   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                          0.22(s)                    13,510,700
                                                                                                           --------------
TOTAL SHORT-TERM INVESTMENTS (COST $13,510,700)                                                                13,510,700
                                                                                                           --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $743,996,572)*                                                      108.17%                          $  687,833,095
OTHER ASSETS AND LIABILITIES, NET                                          (8.17)                             (51,961,855)
                                                                          ------                           --------------
TOTAL NET ASSETS                                                          100.00%                          $  635,871,240
                                                                          ------                           --------------

                   80 Wells Fargo Advantage Master Portfolios


                                    Portfolio of Investments--September 30, 2009

C&B LARGE CAP VALUE PORTFOLIO

----------
+    Non-income earning securities.

<<   All or a portion of this security is on loan.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

(p)  Asset-backed commercial paper.

+/-  Variable rate investments.

ss These securities are subject to a demand feature which reduces the effective maturity.

#### This security is currently in default with regards to scheduled interest and/or principal payments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(s)  Rate shown is the 1-day  annualized  yield at period end.

(t)  Rate shown is the annual yield at period end.

(i)  Illiquid security.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The fund does not pay an investment advisory fee for such investments.

+++ Short-term security of an affiliate of the Fund with a cost of $13,510,700.

*    Cost  for  federal  income  tax  purposes  is  $757,685,565   and  net
     unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation   $  31,346,065
Gross unrealized depreciation    (101,198,535)
                                -------------
Net unrealized depreciation     $ (69,852,470)

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Master Portfolios 81


Portfolio of Investments--September 30, 2009

DISCIPLINED GROWTH PORTFOLIO

   SHARES      SECURITY NAME                                                            VALUE
------------   -----------------------------------------------------------------   ---------------
COMMON STOCKS: 98.45%
AEROSPACE, DEFENSE: 1.52%
      28,115   RAYTHEON COMPANY                                                    $     1,348,677
                                                                                   ---------------
APPAREL & ACCESSORY STORES: 2.00%
      83,300   GAP INCORPORATED                                                          1,782,620
                                                                                   ---------------
BIOPHARMACEUTICALS: 1.58%
      30,185   GILEAD SCIENCES INCORPORATED+                                             1,406,017
                                                                                   ---------------
BIOTECHNOLOGY: 1.82%
      26,875   AMGEN INCORPORATED+                                                       1,618,681
                                                                                   ---------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 1.74%
      58,095   HOME DEPOT INCORPORATED                                                   1,547,651
                                                                                   ---------------
BUSINESS SERVICES: 13.02%
      53,445   BMC SOFTWARE INCORPORATED+                                                2,005,791
      86,005   CA INCORPORATED                                                           1,891,250
      40,970   GLOBAL PAYMENTS INCORPORATED                                              1,913,299
       9,305   MASTERCARD INCORPORATED CLASS A                                           1,881,006
      72,360   ORACLE CORPORATION                                                        1,507,982
      86,005   RED HAT INCORPORATED+                                                     2,377,178
                                                                                        11,576,506
                                                                                   ---------------
COMMERCIAL SERVICES: 1.51%
      76,700   SAIC INCORPORATED+                                                        1,345,318
                                                                                   ---------------
COMMUNICATIONS: 4.54%
      55,820   AMERICAN TOWER CORPORATION CLASS A+                                       2,031,848
      29,080   SOHU.COM INCORPORATED+<<                                                  2,000,122
                                                                                         4,031,970
                                                                                   ---------------
COSMETICS, PERSONAL CARE: 2.40%
      27,910   COLGATE-PALMOLIVE COMPANY<<                                               2,128,975
                                                                                   ---------------
E-COMMERCE/SERVICES: 2.01%
      10,800   PRICELINE.COM INCORPORATED+<<                                             1,790,856
                                                                                   ---------------
EATING & DRINKING PLACES: 1.94%
      30,185   MCDONALD'S CORPORATION<<                                                  1,722,658
                                                                                   ---------------
EDUCATIONAL SERVICES: 3.75%
      24,190   APOLLO GROUP INCORPORATED CLASS A+                                        1,782,077
      14,060   ITT EDUCATIONAL SERVICES INCORPORATED+<<                                  1,552,365
                                                                                         3,334,442
                                                                                   ---------------
ELECTRIC, GAS & SANITARY SERVICES: 3.50%
     155,675   EL PASO CORPORATION                                                       1,606,566
      37,215   PG&E CORPORATION                                                          1,506,835
                                                                                         3,113,401
                                                                                   ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
   EQUIPMENT: 5.85%
     193,500   ADC TELECOMMUNICATIONS INCORPORATED+<<                                    1,613,790
      81,355   CISCO SYSTEMS INCORPORATED+                                               1,915,097
      37,215   QUALCOMM INCORPORATED                                                     1,673,931
                                                                                         5,202,818
                                                                                   ---------------

                   82 Wells Fargo Advantage Master Portfolios


                                    Portfolio of Investments--September 30, 2009

DISCIPLINED GROWTH PORTFOLIO

   SHARES      SECURITY NAME                                                            VALUE
------------   -----------------------------------------------------------------   ---------------
FOOD & KINDRED PRODUCTS: 3.79%
      25,535   PEPSICO INCORPORATED                                                $     1,497,883
      34,835   THE COCA-COLA COMPANY                                                     1,870,640
                                                                                         3,368,523
                                                                                   ---------------
GENERAL MERCHANDISE STORES: 5.76%
      53,445   BJ'S WHOLESALE CLUB INCORPORATED+<<                                       1,935,778
      55,820   FAMILY DOLLAR STORES INCORPORATED                                         1,473,648
      34,835   WAL-MART STORES INCORPORATED                                              1,710,050
                                                                                         5,119,476
                                                                                   ---------------
HOUSEHOLD PRODUCTS, WARES: 4.28%
      30,185   CHURCH & DWIGHT COMPANY INCORPORATED                                      1,712,697
      48,790   SCOTTS MIRACLE-GRO COMPANY                                                2,095,531
                                                                                         3,808,228
                                                                                   ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 9.62%
      23,155   3M COMPANY                                                                1,708,839
      12,610   APPLE INCORPORATED+                                                       2,337,516
      51,170   HEWLETT-PACKARD COMPANY                                                   2,415,736
      17,470   INTERNATIONAL BUSINESS MACHINES CORPORATION                               2,089,587
                                                                                         8,551,678
                                                                                   ---------------
INSURANCE AGENTS, BROKERS & SERVICE: 1.85%
      76,700   UNUMPROVIDENT CORPORATION                                                 1,644,448
                                                                                   ---------------
MEDICAL EQUIPMENT & SUPPLIES: 2.28%
      51,995   ST. JUDE MEDICAL INCORPORATED+                                            2,028,325
                                                                                   ---------------
MEDICAL MANAGEMENT SERVICES: 2.44%
      27,910   EXPRESS SCRIPTS INCORPORATED+                                             2,165,258
                                                                                   ---------------
MEDICAL PRODUCTS: 1.94%
      30,185   BAXTER INTERNATIONAL INCORPORATED                                         1,720,847
                                                                                   ---------------
METAL MINING: 1.95%
      25,220   FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B<<                     1,730,344
                                                                                   ---------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 1.55%
      35,870   CON-WAY INCORPORATED                                                      1,374,538
                                                                                   ---------------
OIL & GAS EXTRACTION: 4.28%
      97,580   EXCO RESOURCES INCORPORATED                                               1,823,770
      46,515   NEWFIELD EXPLORATION COMPANY+                                             1,979,678
                                                                                         3,803,448
                                                                                   ---------------
PAPER & ALLIED PRODUCTS: 1.57%
      53,445   PACTIV CORPORATION+                                                       1,392,242
                                                                                   ---------------
PHARMACEUTICALS: 3.83%
      33,905   ABBOTT LABORATORIES                                                       1,677,280
      76,700   BRISTOL-MYERS SQUIBB COMPANY                                              1,727,284
                                                                                         3,404,564
                                                                                   ---------------

                   Wells Fargo Advantage Master Portfolios 83


Portfolio of Investments--September 30, 2009

DISCIPLINED GROWTH PORTFOLIO

   SHARES      SECURITY NAME                                                            VALUE
------------   -----------------------------------------------------------------   ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 4.20%
      83,625   CHARLES SCHWAB CORPORATION                                          $     1,601,419
      11,580   GOLDMAN SACHS GROUP INCORPORATED                                          2,134,773
                                                                                         3,736,192
                                                                                   ---------------
TOBACCO PRODUCTS: 1.93%
      35,145   PHILIP MORRIS INTERNATIONAL                                               1,712,966
                                                                                   ---------------
TOTAL COMMON STOCKS (COST $78,972,501)                                                  87,511,667
                                                                                   ---------------
COLLATERAL FOR SECURITIES LENDING: 11.24%

                                                                                     YIELD
                                                                                   --------
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 2.45%
     544,948   AIM STIT-LIQUID ASSETS PORTFOLIO                                     0.23%(s)                      544,948
     544,948   BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO                         0.21(s)                       544,948
     544,948   DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL                           0.23(s)                       544,948
     544,948   DWS MONEY MARKET SERIES INSTITUTIONAL                                0.28(s)                       544,948
                                                                                                                2,179,792
                                                                                                           --------------

                                                                                   INTEREST    MATURITY
  PRINCIPAL                                                                          RATE        DATE
------------                                                                       --------   ----------
COLLATERAL INVESTED IN OTHER ASSETS: 8.79%
$    265,487   ABN AMRO NORTH AMERICA FINANCE INCORPORATED                           0.23%    10/23/2009          265,450
     265,487   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                       0.48     10/07/2009          265,466
     174,663   ANTALIS US FUNDING CORPORATION++(p)                                   0.22     10/09/2009          174,654
     209,595   BANK OF IRELAND                                                       0.53     10/01/2009          209,595
      13,973   BELMONT FUNDING LLC++(p)                                              0.45     10/02/2009           13,973
      13,973   BELMONT FUNDING LLC++(p)                                              0.45     10/07/2009           13,972
     174,663   BNP PARIBAS (PARIS)                                                   0.17     10/01/2009          174,663
      27,946   CALCASIEU PARISH LA+/-ss                                              0.47     12/01/2027           27,946
      38,426   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY+/-ss           0.30     06/01/2028           38,426
     209,595   CANCARA ASSET SECURITIZATION LIMITED++(p)                             0.27     10/09/2009          209,583
     128,570   CHEYNE FINANCE LLC+++/-####(a)(i)                                     0.00     02/25/2008            2,121
      98,986   CHEYNE FINANCE LLC+++/-####(a)(i)                                     0.00     05/19/2008            1,633
      55,892   CITIBANK CREDIT CARD ISSUANCE TRUST++                                 0.21     10/08/2009           55,890
      18,497   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                             0.40     10/01/2038           18,497
     209,595   CONCORD MINUTEMAN CAPITAL COMPANY++(p)                                0.40     10/13/2009          209,567
      55,892   COOK COUNTY IL+/-ss                                                   0.70     11/01/2030           55,892
      69,865   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MORTGAGE BACKED SECURITIES
                  (MATURITY VALUE $69,865)                                           0.08     10/01/2009           69,865
     209,595   CROWN POINT CAPITAL COMPANY LLC++(p)                                  0.45     10/09/2009          209,574
     174,663   DANSKE BANK A/S COPENHAGEN                                            0.17     10/01/2009          174,663
     125,757   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                          0.50     12/15/2037          125,757
      97,811   DEXIA DELAWARE LLC                                                    0.27     10/07/2009           97,807
      34,933   ELYSIAN FUNDING LLC++(p)                                              0.45     10/01/2009           34,933
      10,480   ELYSIAN FUNDING LLC++(p)                                              0.45     10/07/2009           10,479
     244,528   ERASMUS CAPITAL CORPORATION++(p)                                      0.24     10/13/2009          244,508
     244,528   FORTIS FUNDING LLC++                                                  0.25     10/22/2009          244,492
     186,742   GOTHAM FUNDING CORPORATION++(p)                                       0.23     10/13/2009          186,728
      69,865   GREENWICH CAPITAL MARKETS INCORPORATED REPURCHASE AGREEMENT -
                  102% COLLATERALIZED BY MORTGAGE BACKED (MATURITY VALUE $69,865)    0.07     10/01/2009           69,865
     451,950   GRYPHON FUNDING LIMITED(a)(i)                                         0.00     08/05/2010          153,211
      11,528   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                 0.36     11/01/2042           11,528
     104,798   HOUSTON TX UTILITY SYSTEM+/-ss                                        0.50     05/15/2034          104,798
      34,933   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUE+/-ss                0.35     07/01/2029           34,933
      13,973   INDIANA MUNICIPAL POWER AGENCY POWER SUPPLY SYSTEM+/-ss               0.36     01/01/2018           13,973
     272,474   INTESA SANPAOLO SPA                                                   0.22     10/14/2009          272,474
      27,946   IRISH LIFE & PERMANENT PLC++                                          0.53     10/07/2009           27,944

                   84 Wells Fargo Advantage Master Portfolios


                                    Portfolio of Investments--September 30, 2009

DISCIPLINED GROWTH PORTFOLIO

                                                                                   INTEREST    MATURITY
  PRINCIPAL    SECURITY NAME                                                         RATE        DATE           VALUE
------------   -----------------------------------------------------------------   --------   ----------   --------------
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$    180,531   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
               MORTGAGE BACKED SECURITIES (MATURITY VALUE $180,531)                  0.06%    10/01/2009   $      180,531
      20,960   KANSAS CITY MO SPECIAL OBLIGATION+/-ss                                0.36     04/15/2025           20,960
      60,154   LLOYDS TSB BANK PLC                                                   0.21     10/30/2009           60,144
     101,549   MANHATTAN ASSET FUNDING COMPANY++(p)                                  0.15     10/01/2009          101,549
     232,301   MASSACHUSETTS HEFA+/-ss                                               0.32     10/01/2034          232,301
     244,528   MATCHPOINT MASTER TRUST++(p)                                          0.22     10/16/2009          244,505
      30,042   MISSISSIPPI STATE GO+/-ss                                             0.40     11/01/2028           30,042
     223,568   MONT BLANC CAPITAL CORPORATION++(p)                                   0.24     10/14/2009          223,549
      26,549   MONTGOMERY COUNTY TN PUBLIC BUILDING+/-ss                             0.35     02/01/2036           26,549
     104,798   NATEXIS BANQUES POPULAIRES                                            0.20     10/01/2009          104,798
      13,973   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                              0.70     01/01/2018           13,973
     174,663   NIEUW AMSTERDAM RECEIVABLES CORPORATION++(p)                          0.23     10/01/2009          174,663
      44,434   NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                              0.36     01/01/2034           44,434
     244,528   ROMULUS FUNDING CORPORATION++(p)                                      0.55     10/16/2009          244,472
     209,595   ROYAL BANK OF SCOTLAND CT                                             0.23     10/14/2009          209,595
     244,528   SALISBURY RECEIVABLES COMPANY++(p)                                    0.22     10/21/2009          244,498
     209,595   SCALDIS CAPITAL LIMITED++(p)                                          0.27     10/16/2009          209,572
     244,528   SOLITAIRE FUNDING LLC++(p)                                            0.26     10/13/2009          244,507
     160,690   SURREY FUNDING CORPORATION++(p)                                       0.23     10/20/2009          160,670
     209,595   TASMAN FUNDING INCORPORATED++(p)                                      0.25     10/15/2009          209,575
     244,528   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++(p)               0.22     10/19/2009          244,501
      62,879   TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss                     0.35     07/01/2032           62,879
     216,582   UNICREDITO ITALIANO (NEW YORK)                                        0.25     10/13/2009          216,582
      20,960   VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss                     0.38     12/15/2040           20,960
     161,457   VICTORIA FINANCE LLC+++/-####(a)(i)                                   0.17     07/28/2008           74,270
      93,758   VICTORIA FINANCE LLC+++/-####(a)(i)                                   0.20     08/07/2008           43,129
     114,565   VICTORIA FINANCE LLC+++/-####(a)(i)                                   0.29     04/30/2008           52,700
     185,929   VICTORIA FINANCE LLC+++/-####(a)(i)                                   0.30     02/15/2008           85,527
     209,595   VICTORY RECEIVABLES CORPORATION++(p)                                  0.22     10/07/2009          209,581
                                                                                                                7,815,876
                                                                                                           --------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $10,261,168)                                                      9,995,668
                                                                                                           --------------

   SHARES                                                                            YIELD
------------                                                                       --------
SHORT-TERM INVESTMENTS: 2.03%
 1,804,522   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                           0.22(s)                     1,804,522
                                                                                                           --------------
TOTAL SHORT-TERM INVESTMENTS (COST $1,804,522)                                                                  1,804,522
                                                                                                           --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $91,038,191)*                                                 111.72%                                $   99,311,857
OTHER ASSETS AND LIABILITIES, NET                                   (11.72)                                   (10,415,926)
                                                                    ------                                 --------------
TOTAL NET ASSETS                                                    100.00%                                $   88,895,931
                                                                    ------                                 --------------

                   Wells Fargo Advantage Master Portfolios 85


Portfolio of Investments--September 30, 2009

DISCIPLINED GROWTH PORTFOLIO

----------
+    Non-income earning securities.

<<   All or a portion of this security is on loan.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

(p)  Asset-backed commercial paper.

+/-  Variable rate investments.

ss These securities are subject to a demand feature which reduces the effective maturity.

#### This security is currently in default with regards to scheduled interest and/or principal payments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security.

(s)  Rate shown is the 1-day annualized yield at period end.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Wells Fargo Advantage Money Market Fund does not pay an investment advisory fee.

+++  Short-term security of an affiliate of the Fund with a cost of $1,804,522.

* Cost for federal income tax purposes is $92,237,931 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation   $10,626,696
Gross unrealized depreciation    (3,552,770)
                                -----------
Net unrealized appreciation     $ 7,073,926

The accompanying notes are an integral part of these financial statements.

                   86 Wells Fargo Advantage Master Portfolios


                                    Portfolio of Investments--September 30, 2009

EMERGING GROWTH PORTFOLIO

   SHARES    SECURITY NAME                                                              VALUE
------------ -------------------------------------------------------------------   ---------------
COMMON STOCKS: 96.28%
AMUSEMENT & RECREATION SERVICES: 1.58%
    36,400   BALLY TECHNOLOGIES INCORPORATED+                                      $     1,396,668
                                                                                   ---------------
ANTHRACITE MINING: 0.39%
    18,700   LOGMEIN INCORPORATED+                                                         342,397
                                                                                   ---------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 2.80%
    61,400   TRUE RELIGION APPAREL INCORPORATED+<<                                       1,592,102
    20,200   WARNACO GROUP INCORPORATED+                                                   885,972
                                                                                         2,478,074
                                                                                   ---------------
BIOPHARMACEUTICALS: 2.80%
    40,400   ALEXION PHARMACEUTICALS INCORPORATED+                                       1,799,416
    23,800   THERAVANCE INCORPORATED+<<                                                    348,432
     6,800   UNITED THERAPEUTICS CORPORATION+                                              333,132
                                                                                         2,480,980
                                                                                   ---------------
BIOTECHNOLOGY: 0.35%
    13,700   MARTEK BIOSCIENCES CORPORATION+                                               309,483
                                                                                   ---------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 0.80%
    32,600   LUMBER LIQUIDATORS INCORPORATED+<<                                            707,094
                                                                                   ---------------
BUSINESS SERVICES: 14.06%
    19,100   ALLSCRIPTS HEALTHCARE SOLUTIONS INCORPORATED+                                 387,157
   130,500   ARIBA INCORPORATED+                                                         1,513,800
    19,700   BLUE COAT SYSTEMS INCORPORATED+                                               445,023
    12,600   CAPELLA EDUCATION COMPANY+<<                                                  848,484
    43,800   CONCUR TECHNOLOGIES INCORPORATED+<<                                         1,741,488
    26,000   CONSTANT CONTACT INCORPORATED+<<                                              500,500
    34,600   CYBERSOURCE CORPORATION+<<                                                    576,782
     1,600   FACTSET RESEARCH SYSTEMS INCORPORATED                                         105,984
    96,200   GLOBAL CASH ACCESS INCORPORATED+                                              703,222
   129,900   GSE SYSTEMS INCORPORATED+                                                     807,978
    13,700   LONGTOP FINANCIAL TECHNOLOGIES LIMITED ADR+                                   389,902
    21,500   MEDASSETS INCORPORATED+                                                       485,255
    22,900   MERCADOLIBRE INCORPORATED+<<                                                  880,734
    20,800   NIC INCORPORATED+                                                             184,912
   119,300   PROS HOLDINGS INCORPORATED+                                                 1,004,506
     4,800   QUALITY SYSTEMS INCORPORATED<<                                                295,536
    35,400   SKILLSOFT PLC ADR+                                                            339,840
    80,000   SUCCESSFACTORS INCORPORATED+<<                                              1,125,600
     7,200   WEBSENSE INCORPORATED+<<                                                      120,960
                                                                                        12,457,663
                                                                                   ---------------
CASINO & GAMING: 2.57%
    51,100   WMS INDUSTRIES INCORPORATED+<<                                              2,277,016
                                                                                   ---------------
COMMERCIAL SERVICES: 0.41%
    12,300   WRIGHT EXPRESS CORPORATION+                                                   362,973
                                                                                   ---------------

                   Wells Fargo Advantage Master Portfolios 87


Portfolio of Investments--September 30, 2009

EMERGING GROWTH PORTFOLIO

   SHARES      SECURITY NAME                                                            VALUE
------------   -----------------------------------------------------------------   ---------------
COMMUNICATIONS: 7.06%
      86,600   ASIAINFO HOLDINGS INCORPORATED+                                     $     1,729,402
      23,000   DG FASTCHANNEL INCORPORATED+                                                481,620
     100,500   LOOPNET INCORPORATED+<<                                                     908,520
      52,300   NEUTRAL TANDEM INCORPORATION+<<                                           1,190,348
      54,400   SWITCH AND DATA INCORPORATED+<<                                             740,384
      68,800   SYNIVERSE HOLDINGS INCORPORATED+                                          1,204,000
                                                                                         6,254,274
                                                                                   ---------------
COMMUNICATIONS EQUIPMENT: 0.75%
      17,100   GENERAL CABLE CORPORATION+<<                                                669,465
                                                                                   ---------------
DEPOSITORY INSTITUTIONS: 0.19%
       6,000   WINTRUST FINANCIAL CORPORATION<<                                            167,760
                                                                                   ---------------
DIVERSIFIED FINANCIAL SERVICES: 0.81%
      73,900   PENSON WORLDWIDE INCORPORATED+<<                                            719,786
                                                                                   ---------------
E-COMMERCE/SERVICES: 1.09%
      50,100   GSI COMMERCE INCORPORATED+                                                  967,431
                                                                                   ---------------
EDUCATIONAL SERVICES: 2.68%
       8,500   AMERICAN PUBLIC EDUCATION INCORPORATED+                                     295,290
      79,400   CORINTHIAN COLLEGES INCORPORATED+<<                                       1,473,664
      23,450   GRAND CANYON EDUCATION INCORPORATED+                                        418,114
      11,400   K12 INCORPORATED+                                                           187,872
                                                                                         2,374,940
                                                                                   ---------------
ELECTRICAL PRODUCTS: 0.67%
      35,300   HARBIN ELECTRIC INCORPORATED+                                               595,864
                                                                                   ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
   EQUIPMENT: 10.74%
      46,100   BALDOR ELECTRIC COMPANY                                                   1,260,374
      87,000   ENTROPIC COMMUNICATIONS INCORPORATED+                                       238,380
      81,500   GRAFTECH INTERNATIONAL LIMITED+                                           1,198,050
      19,700   GREATBATCH INCORPORATED+                                                    442,659
      97,300   MONOLITHIC POWER SYSTEMS+<<                                               2,281,685
      39,700   POLYPORE INTERNATIONAL INCORPORATED+                                        512,527
      11,400   REGAL-BELOIT CORPORATION                                                    521,094
      50,600   SOLERA HOLDINGS INCORPORATED                                              1,574,166
      17,500   STARENT NETWORKS CORPORATION+<<                                             444,850
      16,800   SYNAPTICS INCORPORATED+                                                     423,360
      80,600   TRIQUINT SEMICONDUCTOR INCORPORATED+                                        622,232
                                                                                         9,519,377
                                                                                   ---------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 0.66%
      22,200   TETRA TECH INCORPORATED+                                                    588,966
                                                                                   ---------------
FOOD STORES: 1.75%
      28,200   PANERA BREAD COMPANY+<<                                                   1,551,000
                                                                                   ---------------
HEALTH SERVICES: 3.42%
      69,501   CRYOLIFE INCORPORATED+                                                      553,923
      36,800   GENOPTIX INCORPORATED+<<                                                  1,279,904
      38,100   IPC The Hospitalist Company+                                              1,198,245
                                                                                         3,032,072
                                                                                   ---------------

                   88 Wells Fargo Advantage Master Portfolios


                                    Portfolio of Investments--September 30, 2009

EMERGING GROWTH PORTFOLIO

   SHARES      SECURITY NAME                                                            VALUE
------------   -----------------------------------------------------------------   ---------------
HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS: 1.95%
      24,500   MYR GROUP INCORPORATED                                              $       516,705
      59,000   ORION MARINE GROUP INCORPROATED+                                          1,211,860
                                                                                         1,728,565
                                                                                   ---------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES: 1.28%
      66,900   HHGREGG INCORPORATED+<<                                                   1,133,286
                                                                                   ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 3.77%
      37,000   ALTRA HOLDINGS INCORPORATED+                                                414,030
      76,500   ARCSIGHT INCORPORATED+<<                                                  1,841,355
      38,900   BROCADE COMMUNICATIONS SYSTEMS INCORPORATED+                                305,754
      68,600   ENTEGRIS INCORPORATED+                                                      339,570
      19,900   RIVERBED TECHNOLOGY INCORPORATED+                                           437,004
                                                                                         3,337,713
                                                                                   ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL
   GOODS: 4.27%
       7,500   BADGER METER INCORPORATED<<                                                 290,175
     101,800   CLARIENT INCORPORATED+<<                                                    428,578
      94,900   ENDOLOGIX INCORPORATED+                                                     587,431
      41,200   EV3 INCORPORATED+                                                           507,172
      27,400   ICON PLC ADR+                                                               671,026
      34,200   MASIMO CORPORATION+                                                         896,040
       4,500   METTLER-TOLEDO INTERNATIONAL INCORPORATED+                                  407,655
                                                                                         3,788,077
                                                                                   ---------------
MEDICAL EQUIPMENT & SUPPLIES: 2.50%
      70,900   CONCEPTUS INCORPORATED+<<                                                 1,314,486
      21,660   NUVASIVE INCORPORATED+<<                                                    904,522
                                                                                         2,219,008
                                                                                   ---------------
MEDICAL PRODUCTS: 0.89%
      47,000   VOLCANO CORPORATION+                                                        790,540
                                                                                   ---------------
MISCELLANEOUS RETAIL: 4.25%
      16,300   BLUE NILE INCORPORATED+<<                                                 1,012,556
      32,100   DICK'S SPORTING GOODS INCORPORATED+<<                                       719,040
      33,700   FUQI INTERNATIONAL INCORPORATED+<<                                          986,736
      57,400   HIBBETT SPORTS INCORPORATED+<<                                            1,046,402
                                                                                         3,764,734
                                                                                   ---------------
MOTION PICTURES: 0.71%
      66,650   IMAX CORPORATION+<<                                                         627,177
                                                                                   ---------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 0.68%
      15,700   CON-WAY INCORPORATED                                                        601,624
                                                                                   ---------------
OIL & GAS EXTRACTION: 3.19%
      32,100   ARENA RESOURCES INCORPORATED+<<                                           1,139,550
      19,400   BRIGHAM EXPLORATION COMPANY+                                                176,152
      21,500   COMSTOCK RESOURCES INCORPORATED+                                            861,720
      54,950   SMARTHEAT INCORPORATED+<<                                                   652,257
                                                                                         2,829,679
                                                                                   ---------------

                   Wells Fargo Advantage Master Portfolios 89


Portfolio of Investments--September 30, 2009

EMERGING GROWTH PORTFOLIO

   SHARES      SECURITY NAME                                                            VALUE
------------   -----------------------------------------------------------------   ---------------
PERSONAL SERVICES: 0.15%
       4,100   COINSTAR INCORPORATED+<<                                            $       135,218
                                                                                   ---------------
PHARMACEUTICALS: 2.17%
      25,500   CATALYST HEALTH SOLUTIONS INCORPORATED+<<                                   743,325
      37,500   MEDICIS PHARMACEUTICAL CORPORATION CLASS A                                  800,625
      12,700   ONYX PHARMACEUTICALS INCORPORATED+                                          380,619
                                                                                         1,924,569
                                                                                   ---------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 6.14%
      27,200   MSCI INCORPORATED+                                                          805,664
      27,700   ROVI CORPORATION+                                                           930,720
     108,276   SHUTTERFLY INCORPORATED+<<                                                1,800,630
      37,600   VISTAPRINT NV+<<                                                          1,908,200
                                                                                         5,445,214
                                                                                   ---------------
RESTAURANTS: 1.25%
      26,600   BUFFALO WILD WINGS INCORPORATED+<<                                        1,106,826
                                                                                   ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 2.97%
      35,200   DUFF & Phelps Corporation                                                   674,432
      64,700   GFI GROUP INCORPORATED                                                      467,781
      21,000   INTERACTIVE BROKERS GROUP INCORPORATED+                                     417,270
     147,200   MF GLOBAL LIMITED+<<                                                      1,070,144
                                                                                         2,629,627
                                                                                   ---------------
SOCIAL SERVICES: 0.93%
      27,600   ALMOST FAMILY INCORPORATED+<<                                               821,100
                                                                                   ---------------
TRANSPORTATION BY AIR: 0.22%
       6,700   BRISTOW GROUP INCORPORATED+                                                 198,923
                                                                                   ---------------
WATER TRANSPORTATION: 2.08%
      82,000   AEGEAN MARINE PETROLEUM NETWORK INCORPORATED                              1,845,000
                                                                                   ---------------
WHOLESALE TRADE NON-DURABLE GOODS: 1.30%
      28,400   MYERS INDUSTRIES INCORPORATED                                               305,868
      17,400   TRACTOR SUPPLY COMPANY+<<                                                   842,507
                                                                                         1,148,375
                                                                                   ---------------
TOTAL COMMON STOCKS (COST $70,163,786)                                                  85,328,538
                                                                                   ---------------
COLLATERAL FOR SECURITIES LENDING: 38.28%

                                                                          YIELD
                                                                         -------
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 8.50%
   1,883,659   AIM STIT-LIQUID ASSETS PORTFOLIO                          0.27%(s)        1,883,659
   1,883,659   BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO              0.21(s)         1,883,659
   1,883,659   DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL                0.23(s)         1,883,659
   1,883,659   DWS MONEY MARKET SERIES INSTITUTIONAL                     0.28(s)         1,883,659
                                                                                         7,534,636
                                                                                   ---------------

                                                                                   INTEREST    MATURITY
  PRINCIPAL                                                                          RATE        DATE
------------                                                                       --------   ----------
COLLATERAL INVESTED IN OTHER ASSETS: 29.78%
$    917,680   ABN AMRO NORTH AMERICA FINANCE INCORPORATED                           0.23%    10/23/2009          917,551
     917,680   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                       0.48     10/07/2009          917,607
     603,737   ANTALIS US FUNDING CORPORATION++(p)                                   0.22     10/09/2009          603,707
     724,484   BANK OF IRELAND                                                       0.53     10/01/2009          724,484

                   90 Wells Fargo Advantage Master Portfolios


                                    Portfolio of Investments--September 30, 2009

EMERGING GROWTH PORTFOLIO

                                                                                   INTEREST    MATURITY
  PRINCIPAL    SECURITY NAME                                                         RATE        DATE           VALUE
------------   -----------------------------------------------------------------   --------   ----------   --------------
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$     48,299   BELMONT FUNDING LLC++(p)                                              0.45%    10/02/2009   $       48,298
      48,299   BELMONT FUNDING LLC++(p)                                              0.45     10/07/2009           48,295
     603,737   BNP PARIBAS (PARIS)                                                   0.17     10/01/2009          603,737
      96,598   CALCASIEU PARISH LA+/-ss                                              0.47     12/01/2027           96,598
     132,822   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY+/-ss           0.30     06/01/2028          132,822
     724,484   CANCARA ASSET SECURITIZATION LIMITED++(p)                             0.27     10/09/2009          724,441
     248,878   CHEYNE FINANCE LLC+++/-####(a)(i)                                     0.00     02/25/2008            4,106
     191,611   CHEYNE FINANCE LLC+++/-####(a)(i)                                     0.00     05/19/2008            3,162
     193,196   CITIBANK CREDIT CARD ISSUANCE TRUST++                                 0.21     10/08/2009          193,188
      63,936   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                             0.40     10/01/2038           63,936
     724,484   CONCORD MINUTEMAN CAPITAL COMPANY++(p)                                0.40     10/13/2009          724,388
     193,196   COOK COUNTY IL+/-ss                                                   0.70     11/01/2030          193,196
     241,495   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY
                  VALUE $ 241,496)                                                   0.08     10/01/2009          241,495
     724,484   CROWN POINT CAPITAL COMPANY LLC++(p)                                  0.45     10/09/2009          724,412
     603,737   DANSKE BANK A/S COPENHAGEN                                            0.17     10/01/2009          603,737
     434,691   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                          0.50     12/15/2037          434,691
     338,093   DEXIA DELAWARE LLC                                                    0.27     10/07/2009          338,077
     120,747   ELYSIAN FUNDING LLC++(p)                                              0.45     10/01/2009          120,747
      36,224   ELYSIAN FUNDING LLC++(p)                                              0.45     10/07/2009           36,222
     845,232   ERASMUS CAPITAL CORPORATION++(p)                                      0.24     10/13/2009          845,164
     845,232   FORTIS FUNDING LLC++                                                  0.25     10/22/2009          845,108
     645,491   GOTHAM FUNDING CORPORATION++(p)                                       0.23     10/13/2009          645,442
     241,495   GREENWICH CAPITAL MARKETS INCORPORATED REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MORTGAGE BACKED (MATURITY VALUE $241,495)        0.07     10/01/2009          241,495
     874,856   GRYPHON FUNDING LIMITED(a)(i)                                         0.00     08/05/2010          296,576
      39,847   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                 0.36     11/01/2042           39,847
     362,242   HOUSTON TX UTILITY SYSTEM+/-ss                                        0.50     05/15/2034          362,242
     120,747   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUES+/-ss               0.35     07/01/2029          120,747
      48,299   INDIANA MUNI POWER AGENCY POWER SUPPLY SYSTEM+/-ss                    0.36     01/01/2018           48,299
     941,830   INTESA SANPAOLO SPA                                                   0.22     10/14/2009          941,830
      96,598   IRISH LIFE & PERMANENT PLC++                                          0.53     10/07/2009           96,589
     624,023   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE BACKED SECURITIES (MATURITY VALUE $624,024)               0.06     10/01/2009          624,023
      72,448   KANSAS CITY MO SPECIAL OBLIGATION+/-ss                                0.36     04/15/2025           72,448
     207,927   LLOYDS TSB BANK PLC                                                   0.21     10/30/2009          207,892
     351,013   MANHATTAN ASSET FUNDING COMPANY++(p)                                  0.15     10/01/2009          351,013
     802,970   MASSACHUSETTS HEFA+/-ss                                               0.32     10/01/2034          802,970
     845,232   MATCHPOINT MASTER TRUST++(p)                                          0.22     10/16/2009          845,154
     103,843   MISSISSIPPI STATE GO+/-ss                                             0.40     11/01/2028          103,843
     772,783   MONT BLANC CAPITAL CORPORATION++(p)                                   0.24     10/14/2009          772,716
      91,768   MONTGOMERY COUNTY TN PUBLIC BUILDING+/-ss                             0.35     02/01/2036           91,768
     362,242   NATEXIS BANQUES POPULAIRES                                            0.20     10/01/2009          362,242
      48,299   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                              0.70     01/01/2018           48,299
     603,737   NIEUW AMSTERDAM RECEIVABLES CORPORATION++(p)                          0.23     10/01/2009          603,737
     153,591   NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                              0.36     01/01/2034          153,591
     845,232   ROMULUS FUNDING CORPORATION++(p)                                      0.55     10/16/2009          845,038
     724,484   ROYAL BANK OF SCOTLAND CT                                             0.23     10/14/2009          724,484
     845,232   SALISBURY RECEIVABLES COMPANY++(p)                                    0.22     10/21/2009          845,128
     724,484   SCALDIS CAPITAL LIMITED++(p)                                          0.27     10/16/2009          724,403
     845,232   SOLITAIRE FUNDING LLC++(p)                                            0.26     10/13/2009          845,158
     555,438   SURREY FUNDING CORPORATION++(p)                                       0.23     10/20/2009          555,371
     724,484   TASMAN FUNDING INCORPORATED++(p)                                      0.25     10/15/2009          724,414
     845,232   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++(p)               0.22     10/19/2009          845,139
     217,345   TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss                     0.35     07/01/2032          217,345
     748,634   UNICREDITO ITALIANO (NEW YORK)                                        0.25     10/13/2009          748,634
      72,448   VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss                     0.38     12/15/2040           72,448

                   Wells Fargo Advantage Master Portfolios 91


Portfolio of Investments--September 30, 2009

EMERGING GROWTH PORTFOLIO

                                                                                   INTEREST    MATURITY
  PRINCIPAL    SECURITY NAME                                                         RATE        DATE           VALUE
------------   -----------------------------------------------------------------   --------   ----------   --------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$    312,538   VICTORIA FINANCE LLC+++/-####(a)(i)                                   0.17%    07/28/2008   $      143,768
     181,490   VICTORIA FINANCE LLC+++/-####(a)(i)                                   0.20     08/07/2008           83,485
     221,768   VICTORIA FINANCE LLC+++/-####(a)(i)                                   0.29     04/30/2008          102,013
     359,910   VICTORIA FINANCE LLC+++/-####(a)(i)                                   0.30     02/15/2008          165,559
     724,484   VICTORY RECEIVABLES CORPORATION++(p)                                  0.22     10/07/2009          724,460
                                                                                                               26,388,779
                                                                                                           --------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $34,579,331)                                                     33,923,415
                                                                                                           --------------

   SHARES
------------
INVESTMENT COMPANIES: 1.51%
      20,493   ISHARES RUSSELL 2000 GROWTH INDEX FUND                                                           1,342,496
                                                                                                           --------------
TOTAL INVESTMENT COMPANIES (COST $1,365,654)                                                                    1,342,496
                                                                                                           --------------

                                                                                    YIELD
SHORT-TERM INVESTMENTS: 2.59%
   2,292,503   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                         0.22(s)                     2,292,503
                                                                                                           --------------
TOTAL SHORT-TERM INVESTMENTS (COST $2,292,503)                                                                  2,292,503
                                                                                                           --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $108,401,274)*                                                     138.66%                           $  122,886,952
OTHER ASSETS AND LIABILITIES, NET                                        (38.66)                              (34,261,479)
                                                                         ------                            --------------
TOTAL NET ASSETS                                                         100.00%                           $   88,625,473
                                                                         ------                            --------------

----------
+    Non-income earning securities.

<<   All or a portion of this security is on loan.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

(p)  Asset-backed commercial paper.

+/-  Variable rate investments.

ss These securities are subject to a demand feature which reduces the effective maturity.

#### This security is currently in default with regards to scheduled interest and/or principal payments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security.

(s)  Rate shown is the 1-day annualized yield at period end.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The fund does not pay an investment advisory fee for such investments.

+++  Short-term security of an affiliate of the Fund with a cost of $2,292,503.

* Cost for federal income tax purposes is $110,874,905 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation   $15,989,299
Gross unrealized depreciation    (3,977,252)
                                -----------
Net unrealized appreciation     $12,012,047

The accompanying notes are an integral part of these financial statements.

                   92 Wells Fargo Advantage Master Portfolios


                                    Portfolio of Investments--September 30, 2009

EQUITY INCOME PORTFOLIO

   SHARES      SECURITY NAME                                                            VALUE
------------   -----------------------------------------------------------------   ---------------
COMMON STOCKS: 99.54%
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 0.89%
      32,475   VF CORPORATION                                                      $     2,352,164
                                                                                   ---------------
BIOTECHNOLOGY: 0.56%
      24,400   AMGEN INCORPORATED+                                                       1,469,612
                                                                                   ---------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 0.91%
      90,325   HOME DEPOT INCORPORATED                                                   2,406,258
                                                                                   ---------------
BUSINESS SERVICES: 2.75%
     109,925   MICROSOFT CORPORATION                                                     2,845,958
     116,500   ORACLE CORPORATION                                                        2,427,860
     119,625   SYMANTEC CORPORATION<<+                                                   1,970,224
                                                                                         7,244,042
                                                                                   ---------------
CHEMICALS & ALLIED PRODUCTS: 4.33%
      54,547   AIR PRODUCTS & CHEMICALS INCORPORATED                                     4,231,756
     110,809   E.I. DU PONT DE NEMOURS & COMPANY                                         3,561,401
      62,310   PROCTER & GAMBLE COMPANY                                                  3,608,995
                                                                                        11,402,152
                                                                                   ---------------
COMMUNICATIONS: 7.09%
     312,140   AT&T INCORPORATED                                                         8,430,901
      12,901   TIME WARNER CABLE INCORPORATED<<+                                           555,904
      61,516   TIME WARNER INCORPORATED                                                  1,770,433
     193,936   VERIZON COMMUNICATIONS INCORPORATED                                       5,870,443
      74,015   WALT DISNEY COMPANY                                                       2,032,452
                                                                                        18,660,133
                                                                                   ---------------
COSMETICS, PERSONAL CARE: 0.45%
      15,525   COLGATE-PALMOLIVE COMPANY<<                                               1,184,247
                                                                                   ---------------
DEPOSITORY INSTITUTIONS: 14.64%
     491,446   BANK OF AMERICA CORPORATION                                               8,315,266
     211,305   BANK OF NEW YORK MELLON CORPORATION                                       6,125,732
     247,940   CITIGROUP INCORPORATED                                                    1,200,030
     300,490   JPMORGAN CHASE & COMPANY                                                 13,167,472
      72,850   STATE STREET CORPORATION                                                  3,831,910
     270,556   US BANCORP                                                                5,914,354
                                                                                        38,554,764
                                                                                   ---------------
EATING & DRINKING PLACES: 1.17%
      53,920   MCDONALD'S CORPORATION                                                    3,077,214
                                                                                   ---------------
ELECTRIC, GAS & SANITARY SERVICES: 6.07%
      86,666   DOMINION RESOURCES INCORPORATED                                           2,989,977
      35,395   FIRSTENERGY CORPORATION                                                   1,618,259
     123,070   FPL GROUP INCORPORATED                                                    6,797,156
      44,775   MDU RESOURCES GROUP INCORPORATED                                            933,559
      15,800   PG&E CORPORATION                                                            639,742
      95,430   PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                              3,000,319
                                                                                        15,979,012
                                                                                   ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
   EQUIPMENT: 5.89%
     120,900   CISCO SYSTEMS INCORPORATED+                                               2,845,986
     112,475   EMERSON ELECTRIC COMPANY                                                  4,507,998

                   Wells Fargo Advantage Master Portfolios 93


Portfolio of Investments--September 30, 2009

EQUITY INCOME PORTFOLIO

   SHARES      SECURITY NAME                                                                              VALUE
------------   -----------------------------------------------------------------------------------   ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
     382,694   GENERAL ELECTRIC COMPANY                                                              $     6,283,835
     128,295   NOKIA OYJ ADR                                                                               1,875,673
                                                                                                          15,513,492
                                                                                                     ---------------
FOOD & KINDRED PRODUCTS: 2.36%
      42,875   MCCORMICK & COMPANY INCORPORATED<<                                                          1,455,178
      80,995   PEPSICO INCORPORATED                                                                        4,751,167
                                                                                                           6,206,345
                                                                                                     ---------------
GENERAL MERCHANDISE STORES: 2.63%
     148,195   TARGET CORPORATION                                                                          6,917,743
                                                                                                     ---------------
HEALTHCARE: 1.86%
      80,615   JOHNSON & JOHNSON                                                                           4,908,647
                                                                                                     ---------------
HOUSEHOLD PRODUCTS, WARES: 0.83%
      51,085   FORTUNE BRANDS INCORPORATED                                                                 2,195,633
                                                                                                     ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 6.20%
      48,116   3M COMPANY                                                                                  3,550,961
     114,970   HEWLETT-PACKARD COMPANY                                                                     5,427,734
     171,750   INTEL CORPORATION                                                                           3,361,148
      33,292   INTERNATIONAL BUSINESS MACHINES CORPORATION                                                 3,982,056
                                                                                                          16,321,899
                                                                                                     ---------------
INSURANCE CARRIERS: 6.07%
     151,805   METLIFE INCORPORATED                                                                        5,779,216
      63,800   PRUDENTIAL FINANCIAL INCORPORATED                                                           3,184,258
     142,650   THE TRAVELERS COMPANIES INCORPORATED                                                        7,022,660
                                                                                                          15,986,134
                                                                                                     ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 0.91%
      34,334   BECTON DICKINSON & COMPANY                                                                  2,394,797
                                                                                                     ---------------
MEDICAL EQUIPMENT & SUPPLIES: 1.11%
      79,575   MEDTRONIC INCORPORATED                                                                      2,928,360
                                                                                                     ---------------
MISCELLANEOUS RETAIL: 2.57%
      43,100   COSTCO WHOLESALE CORPORATION                                                                2,433,426
     121,275   CVS CAREMARK CORPORATION                                                                    4,334,369
                                                                                                           6,767,795
                                                                                                     ---------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 1.93%
      95,510   AMERICAN EXPRESS COMPANY                                                                    3,237,789
      51,425   CAPITAL ONE FINANCIAL CORPORATION<<                                                         1,837,415
                                                                                                           5,075,204
                                                                                                     ---------------
OIL & GAS EXTRACTION: 3.04%
       7,925   APACHE CORPORATION                                                                            727,753
      98,100   CHESAPEAKE ENERGY CORPORATION                                                               2,786,040
     165,075   HALLIBURTON COMPANY                                                                         4,476,834
                                                                                                           7,990,627
                                                                                                     ---------------

                   94 Wells Fargo Advantage Master Portfolios


                                    Portfolio of Investments--September 30, 2009

EQUITY INCOME PORTFOLIO

   SHARES      SECURITY NAME                                                                              VALUE
------------   -----------------------------------------------------------------------------------   ---------------
PETROLEUM REFINING & RELATED INDUSTRIES: 13.05%
     140,770   CHEVRON CORPORATION                                                                   $     9,914,431
     173,600   CONOCOPHILLIPS                                                                              7,839,776
     187,436   EXXON MOBIL CORPORATION                                                                    12,859,984
     117,250   MARATHON OIL CORPORATION                                                                    3,740,275
                                                                                                          34,354,466
                                                                                                     ---------------
PHARMACEUTICALS: 5.59%
      90,750   ABBOTT LABORATORIES                                                                         4,489,403
     137,725   BRISTOL-MYERS SQUIBB COMPANY                                                                3,101,567
      61,175   MERCK & COMPANY INCORPORATED                                                                1,934,965
     261,185   PFIZER INCORPORATED<<                                                                       4,322,612
      30,425   SCHERING-PLOUGH CORPORATION                                                                   859,506
                                                                                                          14,708,053
                                                                                                     ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 0.96%
      69,772   AMERIPRISE FINANCIAL INCORPORATED                                                           2,534,817
                                                                                                     ---------------
TOBACCO PRODUCTS: 0.70%
      37,875   PHILIP MORRIS INTERNATIONAL                                                                 1,846,028
                                                                                                     ---------------
TRANSPORTATION EQUIPMENT: 4.15%
     141,730   HONEYWELL INTERNATIONAL INCORPORATED                                                        5,265,270
      92,800   UNITED TECHNOLOGIES CORPORATION                                                             5,654,304
                                                                                                          10,919,574
                                                                                                     ---------------
WHOLESALE TRADE NON-DURABLE GOODS: 0.83%
      87,725   SYSCO CORPORATION                                                                           2,179,963
                                                                                                     ---------------
TOTAL COMMON STOCKS (COST $264,275,999)                                                                  262,079,175
                                                                                                     ---------------
COLLATERAL FOR SECURITIES LENDING: 4.03%

                                                                      YIELD
                                                                  --------------
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.89%
     588,611   AIM STIT-LIQUID ASSETS PORTFOLIO                       0.27%(s)                               588,611
     588,611   BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO           0.21(s)                                588,611
     588,611   DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL             0.23(s)                                588,611
     588,611   DWS MONEY MARKET SERIES INSTITUTIONAL                  0.28(s)                                588,611
                                                                                                           2,354,444
                                                                                                     ---------------

  PRINCIPAL                                                        INTEREST RATE    MATURITY DATE
------------                                                      --------------   ---------------
COLLATERAL INVESTED IN OTHER ASSETS: 3.14%
$    286,759   ABN AMRO NORTH AMERICA FINANCE INCORPORATED             0.23%          10/23/2009             286,719
     286,759   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++         0.48           10/07/2009             286,736
     188,657   ANTALIS US FUNDING CORPORATION++(p)                     0.22           10/09/2009             188,648
     226,389   BANK OF IRELAND                                         0.53           10/01/2009             226,389
      15,093   BELMONT FUNDING LLC++(p)                                0.45           10/02/2009              15,092
      15,093   BELMONT FUNDING LLC++(p)                                0.45           10/07/2009              15,091
     188,657   BNP PARIBAS (PARIS)                                     0.17           10/01/2009             188,657
      30,185   CALCASIEU PARISH LA+/-ss                                0.47           12/01/2027              30,185
      41,505   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT
               AUTHORITY+/-ss                                          0.30           06/01/2028              41,505
     226,389   CANCARA ASSET SECURITIZATION LIMITED++(p)               0.27           10/09/2009             226,375
      80,647   CHEYNE FINANCE LLC+++/-####(a)(i)                       0.00           02/25/2008               1,331
      62,090   CHEYNE FINANCE LLC+++/-####(a)(i)                       0.00           05/19/2008               1,024
      60,370   CITIBANK CREDIT CARD ISSUANCE TRUST++                   0.21           10/08/2009              60,368
      19,979   COLORADO HOUSING & FINANCE AUTHORITY+/-ss               0.40           10/01/2038              19,979
     226,389   CONCORD MINUTEMAN CAPITAL COMPANY++(p)                  0.40           10/13/2009             226,359

                   Wells Fargo Advantage Master Portfolios 95


Portfolio of Investments--September 30, 2009

EQUITY INCOME PORTFOLIO

  PRINCIPAL    SECURITY NAME                                       INTEREST RATE    MATURITY DATE         VALUE
------------   ------------------------------------------------   --------------   ---------------   ---------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$     60,370   COOK COUNTY IL+/-ss                                     0.70%          11/01/2030     $        60,370
      75,463   CREDIT SUISSE FIRST BOSTON REPURCHASE
                  AGREEMENT - 102%
                  COLLATERALIZED BY MORTGAGE BACKED SECURITIES
                  (MATURITY VALUE $75,463)                             0.08           10/01/2009              75,463
     226,389   CROWN POINT CAPITAL COMPANY LLC++(p)                    0.45           10/09/2009             226,366
     188,657   DANSKE BANK A/S COPENHAGEN                              0.17           10/01/2009             188,657
     135,833   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss            0.50           12/15/2037             135,833
     105,648   DEXIA DELAWARE LLC                                      0.27           10/07/2009             105,643
      37,731   ELYSIAN FUNDING LLC++(p)                                0.45           10/01/2009              37,731
      11,319   ELYSIAN FUNDING LLC++(p)                                0.45           10/07/2009              11,319
     264,120   ERASMUS CAPITAL CORPORATION++(p)                        0.24           10/13/2009             264,099
     264,120   FORTIS FUNDING LLC++                                    0.25           10/22/2009             264,082
     201,705   GOTHAM FUNDING CORPORATION++(p)                         0.23           10/13/2009             201,689
      75,463   GREENWICH CAPITAL MARKETS INCORPORATED
                  REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MORTGAGE BACKED
                  (MATURITY VALUE $75,463)                             0.07           10/01/2009              75,463
     283,490   GRYPHON FUNDING LIMITED(a)(i)                           0.00           08/05/2010              96,103
      12,451   HENRICO COUNTY VA ECONOMIC DEVELOPMENT
                  AUTHORITY+/-ss                                       0.36           11/01/2042              12,451
     113,194   HOUSTON TX UTILITY SYSTEM+/-ss                          0.50           05/15/2034             113,194
      37,731   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY
                  REVENUE+/-ss                                         0.35           07/01/2029              37,731
      15,093   INDIANA MUNICIPAL POWER AGENCY POWER SUPPLY
                  SYSTEM+/-ss                                          0.36           01/01/2018              15,093
     294,305   INTESA SANPAOLO SPA                                     0.22           10/14/2009             294,305
      30,185   IRISH LIFE & PERMANENT PLC++                            0.53           10/07/2009              30,182
     194,996   JPMORGAN CHASE REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MORTGAGE BACKED SECURITIES
                  (MATURITY VALUE $194,996)                            0.06           10/01/2009             194,996
      22,639   KANSAS CITY MO SPECIAL OBLIGATION+/-ss                  0.36           04/15/2025              22,639
      64,974   LLOYDS TSB BANK PLC                                     0.21           10/30/2009              64,963
     109,685   MANHATTAN ASSET FUNDING COMPANY++(p)                    0.15           10/01/2009             109,685
     250,914   MASSACHUSETTS HEFA+/-ss                                 0.32           10/01/2034             250,914
     264,120   MATCHPOINT MASTER TRUST++(p)                            0.22           10/16/2009             264,096
      32,449   MISSISSIPPI STATE GO+/-ss                               0.40           11/01/2028              32,449
     241,481   MONT BLANC CAPITAL CORPORATION++(p)                     0.24           10/14/2009             241,460
      28,676   MONTGOMERY COUNTY TN PUBLIC
                  BUILDING+/-ss                                        0.35           02/01/2036              28,676
     113,194   NATEXIS BANQUES POPULAIRES                              0.20           10/01/2009             113,194
      15,093   NEW JERSEY STATE TURNPIKE
                  AUTHORITY+/-ss                                       0.70           01/01/2018              15,093
     188,657   NIEUW AMSTERDAM RECEIVABLES
                  CORPORATION++(p)                                     0.23           10/01/2009             188,657
      47,994   NORTH DAKOTA HOUSING FINANCE
                  AGENCY+/-ss                                          0.36           01/01/2034              47,994
     264,120   ROMULUS FUNDING CORPORATION++(p)                        0.55           10/16/2009             264,060
     226,389   ROYAL BANK OF SCOTLAND CT                               0.23           10/14/2009             226,389
     264,120   SALISBURY RECEIVABLES COMPANY++(p)                      0.22           10/21/2009             264,088
     226,389   SCALDIS CAPITAL LIMITED++(p)                            0.27           10/16/2009             226,363
     264,120   SOLITAIRE FUNDING LLC++(p)                              0.26           10/13/2009             264,097
     173,565   SURREY FUNDING CORPORATION++(p)                         0.23           10/20/2009             173,544
     226,389   TASMAN FUNDING INCORPORATED++(p)                        0.25           10/15/2009             226,367
     264,120   THAMES ASSET GLOBAL SECURITIZATION #1
                  INCORPORATED++(p)                                    0.22           10/19/2009             264,091
      67,917   TULSA COUNTY OK INDUSTRIAL AUTHORITY
                  REVENUE+/-ss                                         0.35           07/01/2032              67,917
     233,935   UNICREDITO ITALIANO (NEW YORK)                          0.25           10/13/2009             233,935
      22,639   VERMONT STATE STUDENT ASSISTANCE
                  CORPORATION+/-ss                                     0.38           12/15/2040              22,639
     101,276   VICTORIA FINANCE LLC+++/-####(a)(i)                     0.17           07/28/2008              46,587
      58,810   VICTORIA FINANCE LLC+++/-####(a)(i)                     0.20           08/07/2008              27,053
      71,862   VICTORIA FINANCE LLC+++/-####(a)(i)                     0.29           04/30/2008              33,057
     116,626   VICTORIA FINANCE LLC+++/-####(a)(i)                     0.30           02/15/2008              53,648
     226,389   VICTORY RECEIVABLES CORPORATION++(p)                    0.22           10/07/2009             226,380
                                                                                                           8,255,263
                                                                                                     ---------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $11,233,953)                                                10,609,707
                                                                                                     ---------------

                   96 Wells Fargo Advantage Master Portfolios


                                    Portfolio of Investments--September 30, 2009

EQUITY INCOME PORTFOLIO

   SHARES      SECURITY NAME                                           YIELD                              VALUE
------------   ------------------------------------------------   --------------                     ---------------
SHORT-TERM INVESTMENTS: 0.86%
   2,278,347   WELLS FARGO ADVANTAGE MONEY
               MARKET TRUST~+++                                      0.22%(s)                        $     2,278,347
                                                                                                     ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $2,278,347)                                                             2,278,347
                                                                                                     ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $277,788,299)*                                 104.43%                                         $   274,967,229
OTHER ASSETS AND LIABILITIES, NET                     (4.43)                                             (11,664,857)
                                                     ------                                          ---------------
TOTAL NET ASSETS                                     100.00%                                         $   263,302,372
                                                     ------                                          ---------------

----------
<<   All or a portion of this security is on loan.

+    Non-income earning securities.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

(p)  Asset-backed commercial paper.

+/-  Variable rate investments.

ss These securities are subject to a demand feature which reduces the effective maturity.

#### This security is currently in default with regards to scheduled interest and/or principal payments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security.

(s)  Rate shown is the 1-day annualized yield at period end.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The fund does not pay an investment advisory fee for such investments.

+++  Short-term security of an affiliate of the Fund with a cost of $2,278,347.

* Cost for federal income tax purposes is $278,591,046 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation   $ 45,982,133
Gross unrealized depreciation    (49,605,950)
                                ------------
Net unrealized depreciation     $ (3,623,817)

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments--September 30, 2009   Wells Fargo Advantage Master Portfolios 97

EQUITY VALUE PORTFOLIO


      SHARES        SECURITY NAME                                                            VALUE
-----------------   -----------------------------------------------------------------   --------------
COMMON STOCKS: 98.60%

APPAREL & ACCESSORY STORES: 1.87%
           88,200   GUESS? INCORPORATED                                                  $   3,266,928
          110,900   KOHL'S CORPORATION+                                                      6,326,845

                                                                                             9,593,773
                                                                                        --------------

AUTO PARTS & EQUIPMENT: 0.57%
          114,000   JOHNSON CONTROLS INCORPORATED                                            2,913,840
                                                                                        --------------

BIOTECHNOLOGY: 3.13%
          175,700   AMGEN INCORPORATED+                                                     10,582,411
          118,000   LIFE TECHNOLOGIES CORPORATION+<<                                         5,492,900

                                                                                            16,075,311
                                                                                        --------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 2.10%
          179,300   WALTER INDUSTRIES INCORPORATED                                          10,768,758
                                                                                        --------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 0.69%
          132,700   HOME DEPOT INCORPORATED                                                  3,535,128
                                                                                        --------------

BUSINESS SERVICES: 0.54%
           71,900   SYBASE INCORPORATED+<<                                                   2,796,910
                                                                                        --------------

CHEMICALS & ALLIED PRODUCTS: 1.62%
          217,000   DOW CHEMICAL COMPANY                                                     5,657,190
           45,800   PPG INDUSTRIES INCORPORATED<<                                            2,666,018

                                                                                             8,323,208
                                                                                        --------------

COMMUNICATIONS: 4.97%
          470,000   AT&T INCORPORATED                                                       12,694,700
        1,075,000   QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED<<                        4,095,750
          174,000   SHAW COMMUNICATIONS INCORPORATED CLASS B<<                               3,133,740
          184,000   VERIZON COMMUNICATIONS INCORPORATED                                      5,569,680

                                                                                            25,493,870
                                                                                        --------------

DEPOSITORY INSTITUTIONS: 11.62%
        1,006,200   BANK OF AMERICA CORPORATION                                             17,024,904
        1,164,900   CITIGROUP INCORPORATED                                                   5,638,116
           85,900   COMERICA INCORPORATED                                                    2,548,653
          515,800   JPMORGAN CHASE & COMPANY                                                22,602,356
          112,500   PNC FINANCIAL SERVICES GROUP<<                                           5,466,375
        1,020,000   REGIONS FINANCIAL CORPORATION                                            6,334,200

                                                                                            59,614,604
                                                                                        --------------

ELECTRIC, GAS & SANITARY SERVICES: 4.97%
          490,000   AES CORPORATION+                                                         7,261,800
          111,300   AMERICAN ELECTRIC POWER COMPANY INCORPORATED                             3,449,187
          565,000   EL PASO CORPORATION                                                      5,830,800
          207,000   NORTHEAST UTILITIES                                                      4,914,180
          144,000   NRG ENERGY INCORPORATED+<<                                               4,059,360

                                                                                            25,515,327
                                                                                        --------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 4.92%
          192,600   COOPER INDUSTRIES PLC                                                    7,235,982
          165,500   GENERAL ELECTRIC COMPANY                                                 2,717,510
          565,000   MARVELL TECHNOLOGY GROUP LIMITED+                                        9,147,350

98 Wells Fargo Advantage Master Portfolios   Portfolio of Investments--September 30, 2009

EQUITY VALUE PORTFOLIO

      SHARES        SECURITY NAME                                                                  VALUE
-----------------   ------------------------------------------------------------------------   -------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
          362,800   TELLABS INCORPORATED+                                                      $   2,510,576
          164,000   TYCO ELECTRONICS LIMITED<<                                                     3,653,920
                                                                                                  25,265,338
                                                                                               -------------

ENGINEERING, CONSTRUCTION: 1.40%
          141,600   FLUOR CORPORATION                                                              7,200,360
                                                                                               -------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 0.94%
          112,800   FORTUNE BRANDS INCORPORATED                                                    4,848,144
                                                                                               -------------

FOOD & KINDRED PRODUCTS: 3.55%
          170,000   DEAN FOODS COMPANY+                                                            3,024,299
          254,000   DR PEPPER SNAPPLE GROUP INCORPORATED+                                          7,302,500
           47,200   JM SMUCKER COMPANY                                                             2,502,072
          110,800   MOLSON COORS BREWING COMPANY<<                                                 5,393,744

                                                                                                  18,222,615
                                                                                               -------------

GENERAL MERCHANDISE STORES: 1.02%
          155,500   JCPENNEY COMPANY INCORPORATED                                                  5,248,125
                                                                                               -------------

HEALTHCARE: 1.71%
          144,300   JOHNSON & JOHNSON                                                              8,786,427
                                                                                               -------------

HEALTH SERVICES: 0.52%
           42,700   UNIVERSAL HEALTH SERVICES CLASS B                                              2,644,411
                                                                                               -------------

HOLDING & OTHER INVESTMENT OFFICES: 3.36%
           79,000   BOSTON PROPERTIES INCORPORATED                                                 5,178,450
          389,900   PROLOGIS<<                                                                     4,647,608
          106,985   SIMON PROPERTY GROUP INCORPORATED<<                                            7,428,003

                                                                                                  17,254,061
                                                                                               -------------

HOUSEHOLD PRODUCTS, WARES: 1.10%
           76,500   AVERY DENNISON CORPORATION                                                     2,754,765
          182,800   NEWELL RUBBERMAID INCORPORATED<<                                               2,868,132

                                                                                                   5,622,897
                                                                                               -------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 6.39%
           34,900   3M COMPANY                                                                     2,575,620
          100,000   CUMMINS INCORPORATED                                                           4,481,000
          327,000   EMC CORPORATION+                                                               5,572,080
          122,400   INGERSOLL-RAND PLC                                                             3,754,008
          279,900   SEAGATE TECHNOLOGY<<                                                           4,257,279
           92,200   SPX CORPORATION                                                                5,649,094
          177,300   WESTERN DIGITAL CORPORATION+                                                   6,476,769

                                                                                                  32,765,850
                                                                                               -------------

INSURANCE AGENTS, BROKERS & SERVICE: 1.20%
          287,900   UNUMPROVIDENT CORPORATION                                                      6,172,576
                                                                                               -------------

INSURANCE CARRIERS: 4.73%
           62,100   ARCH CAPITAL GROUP LIMITED+<<                                                  4,194,234
          181,125   PRUDENTIAL FINANCIAL INCORPORATED                                              9,039,949
          193,100   UNITEDHEALTH GROUP INCORPORATED                                                4,835,224
          354,800   XL CAPITAL LIMITED CLASS A                                                     6,194,808

                                                                                                  24,264,215
                                                                                               -------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 0.59%
           79,900   GARMIN LIMITED<<                                                               3,015,426
                                                                                               -------------

Portfolio of Investments--September 30, 2009   Wells Fargo Advantage Master Portfolios 99

EQUITY VALUE PORTFOLIO

      SHARES        SECURITY NAME                                               VALUE
-----------------   -----------------------------------------------------   --------------
METAL MINING: 2.43%
          122,200   CLIFFS NATURAL RESOURCES INCORPORATED                   $    3,954,392
          124,200   FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B<<        8,521,362

                                                                                12,475,754
                                                                            --------------

NON-DEPOSITORY CREDIT INSTITUTIONS: 1.45%
           90,800   AMERICAN EXPRESS COMPANY                                     3,078,120
          267,400   DISCOVER FINANCIAL SERVICES                                  4,339,902

                                                                                 7,418,022
                                                                            --------------

OIL & GAS EXTRACTION: 10.61%
          101,400   DEVON ENERGY CORPORATION                                     6,827,262
          226,200   NEWFIELD EXPLORATION COMPANY+                                9,627,072
          340,000   NOBLE CORPORATION                                           12,906,400
          114,600   OCCIDENTAL PETROLEUM CORPORATION                             8,984,640
          236,300   WHITING PETROLEUM CORPORATION+                              13,606,154
           60,600   XTO ENERGY INCORPORATED                                      2,503,992

                                                                                54,455,520
                                                                            --------------

OIL FIELD EQUIPMENT & SERVICES: 0.50%
           60,000   NATIONAL OILWELL VARCO INCORPORATED+                         2,587,800
                                                                            --------------

PETROLEUM REFINING & RELATED INDUSTRIES: 6.68%
          196,000   CHEVRON CORPORATION                                         13,804,280
          127,000   CONOCOPHILLIPS                                               5,735,320
          215,000   EXXON MOBIL CORPORATION                                     14,751,150

                                                                                34,290,750
                                                                            --------------

PHARMACEUTICALS: 3.62%
           82,100   ELI LILLY & COMPANY                                          2,711,763
           98,100   MERCK & COMPANY INCORPORATED<<                               3,102,903
          770,000   PFIZER INCORPORATED                                         12,743,500

                                                                                18,558,166
                                                                            --------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES: 1.52%
          219,900   GANNETT COMPANY INCORPORATED                                 2,750,949
          200,000   MCGRAW-HILL COMPANIES INCORPORATED                           5,028,000

                                                                                 7,778,949
                                                                            --------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 3.75%
           53,700   GOLDMAN SACHS GROUP INCORPORATED<<                           9,899,595
          410,000   INVESCO LIMITED                                              9,331,600

                                                                                19,231,195
                                                                            --------------

TEXTILE MILL PRODUCTS: 0.87%
           93,100   MOHAWK INDUSTRIES INCORPORATED+<<                            4,439,939
                                                                            --------------

TOBACCO PRODUCTS: 1.16%
           79,956   LORILLARD INCORPORATED                                       5,940,731
                                                                            --------------

TRANSPORTATION EQUIPMENT: 2.50%
           81,400   GENERAL DYNAMICS CORPORATION                                 5,258,440
           73,500   ITT CORPORATION                                              3,833,025
          196,900   TEXTRON INCORPORATED<<                                       3,737,162

                                                                                12,828,627
                                                                            --------------

TOTAL COMMON STOCKS (COST $458,617,786)                                        505,946,627
                                                                            --------------

100 Wells Fargo Advantage Master Portfolios   Portfolio of Investments--September 30, 2009

EQUITY VALUE PORTFOLIO

   SHARES     SECURITY NAME                                                                                           VALUE
-----------   ------------------------------------------------------------------                                   -----------
COLLATERAL FOR SECURITIES LENDING: 11.42%

                                                                                       YIELD
                                                                                     ----------
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 2.54%
  3,258,888   AIM STIT-LIQUID ASSETS PORTFOLIO                                         0.27%(s)                    $ 3,258,888
  3,258,888   BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO                             0.21(s)                       3,258,888
  3,258,888   DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL                               0.23(s)                       3,258,888
  3,258,888   DWS MONEY MARKET SERIES INSTITUTIONAL                                    0.28(s)                       3,258,888

                                                                                                                    13,035,552
                                                                                                                   -----------

 PRINCIPAL                                                                        INTEREST RATE    MATURITY DATE
-----------                                                                       -------------    -------------
COLLATERAL INVESTED IN OTHER ASSETS: 8.88%
$ 1,587,664   ABN AMRO NORTH AMERICA FINANCE INCORPORATED                              0.23%         10/23/2009      1,587,440
  1,587,664   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                          0.48          10/07/2009      1,587,537
  1,044,516   ANTALIS US FUNDING CORPORATION++(p)                                      0.22          10/09/2009      1,044,464
  1,253,419   BANK OF IRELAND                                                          0.53          10/01/2009      1,253,419
     83,561   BELMONT FUNDING LLC++(p)                                                 0.45          10/02/2009         83,560
     83,561   BELMONT FUNDING LLC++(p)                                                 0.45          10/07/2009         83,555
  1,044,516   BNP PARIBAS (PARIS)                                                      0.17          10/01/2009      1,044,516
    167,122   CALCASIEU PARISH LA+/-ss                                                 0.47          12/01/2027        167,122
    229,793   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY+/-ss              0.30          06/01/2028        229,793
  1,253,419   CANCARA ASSET SECURITIZATION LIMITED++(p)                                0.27          10/09/2009      1,253,343
    401,062   CHEYNE FINANCE LLC+++/-####(a)(i)                                        0.00          02/25/2008          6,618
    308,777   CHEYNE FINANCE LLC+++/-####(a)(i)                                        0.00          05/19/2008          5,095
    334,245   CITIBANK CREDIT CARD ISSUANCE TRUST++                                    0.21          10/08/2009        334,231
    110,614   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                                0.40          10/01/2038        110,614
  1,253,419   CONCORD MINUTEMAN CAPITAL COMPANY++(p)                                   0.40          10/13/2009      1,253,252
    334,245   COOK COUNTY IL+/-ss                                                      0.70          11/01/2030        334,245
    417,806   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
              COLLATERALIZED BY MORTGAGE BACKED
              SECURITIES (MATURITY VALUE $417,807)                                     0.08          10/01/2009        417,806
  1,253,419   CROWN POINT CAPITAL COMPANY LLC++(p)                                     0.45          10/09/2009      1,253,293
  1,044,516   DANSKE BANK A/S COPENHAGEN                                               0.17          10/01/2009      1,044,516
    752,051   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                             0.50          12/15/2037        752,051
    584,929   DEXIA DELAWARE LLC                                                       0.27          10/07/2009        584,902
    208,903   ELYSIAN FUNDING LLC++(p)                                                 0.45          10/01/2009        208,903
     62,671   ELYSIAN FUNDING LLC++(p)                                                 0.45          10/07/2009         62,666
  1,462,322   ERASMUS CAPITAL CORPORATION++(p)                                         0.24          10/13/2009      1,462,205
  1,462,322   FORTIS FUNDING LLC++                                                     0.25          10/22/2009      1,462,108
  1,116,754   GOTHAM FUNDING CORPORATION++(p)                                          0.23          10/13/2009      1,116,669
    417,806   GREENWICH CAPITAL MARKETS INCORPORATED REPURCHASE AGREEMENT - 102%
              COLLATERALIZED BY MORTGAGE BACKED (MATURITY VALUE $417,807)              0.07          10/01/2009        417,806
  1,409,814   GRYPHON FUNDING LIMITED(a)(i)                                            0.00          08/05/2010        477,927
     68,938   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                    0.36          11/01/2042         68,938
    626,709   HOUSTON TX UTILITY SYSTEM+/-ss                                           0.50          05/15/2034        626,709
    208,903   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUE+/-ss                   0.35          07/01/2029        208,903
     83,561   INDIANA MUNICIPAL POWER AGENCY POWER SUPPLY SYSTEM+/-ss                  0.36          01/01/2018         83,561
  1,629,444   INTESA SANPAOLO SPA                                                      0.22          10/14/2009      1,629,444
    167,122   IRISH LIFE & PERMANENT PLC++                                             0.53          10/07/2009        167,108
  1,079,611   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED
              BY MORTGAGE BACKED SECURITIES (MATURITY VALUE $1,079,613)                0.06          10/01/2009      1,079,611
    125,342   KANSAS CITY MO SPECIAL OBLIGATION+/-ss                                   0.36          04/15/2025        125,342
    359,731   LLOYDS TSB BANK PLC                                                      0.21          10/30/2009        359,670
    607,281   MANHATTAN ASSET FUNDING COMPANY++(p)                                     0.15          10/01/2009        607,281
  1,389,206   MASSACHUSETTS HEFA+/-ss                                                  0.32          10/01/2034      1,389,206
  1,462,322   MATCHPOINT MASTER TRUST++(p)                                             0.22          10/16/2009      1,462,188
    179,657   MISSISSIPPI STATE GO+/-ss                                                0.40          11/01/2028        179,657
  1,336,980   MONT BLANC CAPITAL CORPORATION++(p)                                      0.24          10/14/2009      1,336,864
    158,766   MONTGOMERY COUNTY TN PUBLIC BUILDING+/-ss                                0.35          02/01/2036        158,766
    626,709   NATEXIS BANQUES POPULAIRES                                               0.20          10/01/2009        626,709
     83,561   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                                 0.70          01/01/2018         83,561

Portfolio of Investments--September 30, 2009       Wells Fargo Advantage Master Portfolios 101

EQUITY VALUE PORTFOLIO

 PRINCIPAL     SECURITY NAME                                                 INTEREST RATE     MATURITY DATE        VALUE
------------   ---------------------------------------------                 -------------     -------------   --------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$  1,044,516   NIEUW AMSTERDAM RECEIVABLES CORPORATION++(p)                       0.23%          10/01/2009    $    1,044,516
     265,725   NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                           0.36           01/01/2034           265,725
   1,462,322   ROMULUS FUNDING CORPORATION++(p)                                   0.55           10/16/2009         1,461,987
   1,253,419   ROYAL BANK OF SCOTLAND CT                                          0.23           10/14/2009         1,253,419
   1,462,322   SALISBURY RECEIVABLES COMPANY++(p)                                 0.22           10/21/2009         1,462,143
   1,253,419   SCALDIS CAPITAL LIMITED++(p)                                       0.27           10/16/2009         1,253,278
   1,462,322   SOLITAIRE FUNDING LLC++(p)                                         0.26           10/13/2009         1,462,195
     960,954   SURREY FUNDING CORPORATION++(p)                                    0.23           10/20/2009           960,838
   1,253,419   TASMAN FUNDING INCORPORATED++(p)                                   0.25           10/15/2009         1,253,297
   1,462,322   THAMES ASSET GLOBAL SECURITIZATION #1
               INCORPORATED++(p)                                                  0.22           10/19/2009         1,462,161
     376,026   TULSA COUNTY OK INDUSTRIAL AUTHORITY
               REVENUE+/-ss                                                       0.35           07/01/2032           376,026
   1,295,199   UNICREDITO ITALIANO (NEW YORK)                                     0.25           10/13/2009         1,295,199
     125,342   VERMONT STATE STUDENT ASSISTANCE
               CORPORATION+/-ss                                                   0.38           12/15/2040           125,342
     503,649   VICTORIA FINANCE LLC+++/-####(a)(i)                                0.17           07/28/2008           231,679
     292,468   VICTORIA FINANCE LLC+++/-####(a)(i)                                0.20           08/07/2008           134,535
     357,374   VICTORIA FINANCE LLC+++/-####(a)(i)                                0.29           04/30/2008           164,392
     579,988   VICTORIA FINANCE LLC+++/-####(a)(i)                                0.30           02/15/2008           266,795
   1,253,419   VICTORY RECEIVABLES CORPORATION++(p)                               0.22           10/07/2009         1,253,374

                                                                                                                   45,560,075
                                                                                                               --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $59,610,786)                                                         58,595,627
                                                                                                               --------------

      SHARES                                                                     YIELD
-----------------                                                            -------------
SHORT-TERM INVESTMENTS: 1.60%
   8,206,295   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                     0.22(s)                             8,206,295
                                                                                                               --------------

TOTAL SHORT-TERM INVESTMENTS (COST $8,206,295)                                                                      8,206,295
                                                                                                               --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $526,434,867)*                                            111.62%                                        $  572,748,549
OTHER ASSETS AND LIABILITIES, NET                               (11.62)                                           (59,632,845)
                                                               -------                                         --------------

TOTAL NET ASSETS                                                100.00%                                        $  513,115,704
                                                               -------                                         --------------

----------
+     Non-income earning securities.

<<    All or a portion of this security is on loan.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

(p)   Asset-backed commercial paper.

+/-   Variable rate investments.

ss These securities are subject to a demand feature which reduces the effective maturity.

#### This security is currently in default with regards to scheduled interest and/or principal payments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)   Illiquid security.

(s)   Rate shown is the 1-day annualized yield at period end.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The fund does not pay an investment advisory fee for such investments.

+++   Short-term security of an affiliate of the Fund with a cost of $8,206,295.

* Cost for federal income tax purposes is $529,915,180 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation           $ 70,871,152
Gross unrealized depreciation            (28,037,783)
                                        ------------
Net unrealized appreciation             $ 42,833,369

The accompanying notes are an integral part of these financial statements.

102 Wells Fargo Advantage Master Portfolios   Portfolio of Investments--September 30, 2009

INDEX PORTFOLIO

 SHARES    SECURITY NAME                                                            VALUE
--------   -------------------------------------------------------------------   -----------
COMMON STOCKS: 99.56%

AEROSPACE, DEFENSE: 0.20%
  81,629   RAYTHEON COMPANY                                                      $ 3,915,743
                                                                                 -----------

APPAREL & ACCESSORY STORES: 0.70%
  18,438   ABERCROMBIE & FITCH COMPANY CLASS A<<                                     606,241
 100,941   GAP INCORPORATED                                                        2,160,137
  64,060   KOHL'S CORPORATION+                                                     3,654,623
  55,973   LIMITED BRANDS INCORPORATED                                               950,981
  81,494   NIKE INCORPORATED CLASS B                                               5,272,662
  34,534   NORDSTROM INCORPORATED<<                                                1,054,668

                                                                                  13,699,312
                                                                                 -----------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 0.12%
  12,121   POLO RALPH LAUREN CORPORATION                                             928,711
  18,691   VF CORPORATION                                                          1,353,789

                                                                                   2,282,500
                                                                                 -----------

AUTO & TRUCKS: 0.25%
 675,295   FORD MOTOR COMPANY<<+                                                   4,868,877
                                                                                 -----------

AUTO PARTS & EQUIPMENT: 0.16%
 124,828   JOHNSON CONTROLS INCORPORATED                                           3,190,604
                                                                                 -----------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 0.12%
  19,779   AUTONATION INCORPORATED<<+                                                357,604
   6,758   AUTOZONE INCORPORATED<<+                                                  988,155
  28,665   O'REILLY AUTOMOTIVE INCORPORATED<<+                                     1,035,953

                                                                                   2,381,712
                                                                                 -----------

AUTOMOTIVE REPAIR, SERVICES & PARKING: 0.02%
   11,729  RYDER SYSTEM INCORPORATED                                                 458,135
                                                                                 -----------

BIOPHARMACEUTICALS: 0.93%
  96,143   CELGENE CORPORATION+                                                    5,374,394
  15,648   CEPHALON INCORPORATED<<+                                                  911,340
  56,666   GENZYME CORPORATION+                                                    3,214,662
 189,564   GILEAD SCIENCES INCORPORATED+                                           8,829,891

                                                                                  18,330,287
                                                                                 -----------

BIOTECHNOLOGY: 0.90%
 212,879   AMGEN INCORPORATED+                                                    12,821,702
  60,554   BIOGEN IDEC INCORPORATED+                                               3,059,188
  36,967   LIFE TECHNOLOGIES CORPORATION+                                          1,720,814

                                                                                  17,601,704
                                                                                 -----------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.11%
  57,833   D.R. HORTON INCORPORATED                                                  659,875
  15,509   KB HOME<<                                                                 257,604
  32,328   LENNAR CORPORATION CLASS A<<                                              460,674
  66,260   PULTE HOMES INCORPORATED<<                                                728,197

                                                                                   2,106,350
                                                                                 -----------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 0.93%
  27,712   FASTENAL COMPANY<<                                                      1,072,454
 357,335   HOME DEPOT INCORPORATED<<                                               9,519,404
 309,748   LOWE'S COMPANIES INCORPORATED                                           6,486,123

Portfolio of Investments--September 30, 2009     Wells Fargo Advantage Master Portfolios 103

INDEX PORTFOLIO

  SHARES     SECURITY NAME                                                         VALUE
----------   ----------------------------------------------------------------   ------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS (continued)
    20,477   SHERWIN-WILLIAMS COMPANY<<                                         $  1,231,896

                                                                                  18,309,877
                                                                                ------------

BUSINESS SERVICES: 5.70%
   110,058   ADOBE SYSTEMS INCORPORATED+                                           3,636,316
    20,469   AFFILIATED COMPUTER SERVICES INCORPORATED CLASS A+                    1,108,806
    48,160   AUTODESK INCORPORATED+                                                1,146,208
   105,268   AUTOMATIC DATA PROCESSING INCORPORATED                                4,137,032
    38,570   BMC SOFTWARE INCORPORATED+                                            1,447,532
    83,453   CA INCORPORATED                                                       1,835,131
    38,372   CITRIX SYSTEMS INCORPORATED+                                          1,505,334
    61,467   COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                   2,376,314
    31,801   COMPUTER SCIENCES CORPORATION+                                        1,676,231
    49,796   COMPUWARE CORPORATION+                                                  365,005
    25,753   CONVERGYS CORPORATION+                                                  255,985
    26,492   EQUIFAX INCORPORATED                                                    771,977
    65,293   FIDELITY NATIONAL INFORMATION SERVICES INCORPORATED<<                 1,665,624
    32,363   FISERV INCORPORATED+                                                  1,559,897
    38,234   IMS HEALTH INCORPORATED                                                 586,892
   101,906   INTERPUBLIC GROUP OF COMPANIES INCORPORATED<<+                          766,333
    67,725   INTUIT INCORPORATED+                                                  1,930,163
    37,781   IRON MOUNTAIN INCORPORATED<<+                                         1,007,241
   109,893   JUNIPER NETWORKS INCORPORATED<<+                                      2,969,309
    20,114   MASTERCARD INCORPORATED CLASS A<<                                     4,066,045
    32,954   MCAFEE INCORPORATED+                                                  1,443,056
 1,625,152   MICROSOFT CORPORATION                                                42,075,185
    26,393   MONSTER WORLDWIDE INCORPORATED+                                         461,350
    72,700   NOVELL INCORPORATED+                                                    327,877
    65,147   OMNICOM GROUP INCORPORATED                                            2,406,530
   818,759   ORACLE CORPORATION                                                   17,062,938
    39,412   RED HAT INCORPORATED+                                                 1,089,348
    31,836   ROBERT HALF INTERNATIONAL INCORPORATED<<                                796,537
    22,875   SALESFORCE.COM INCORPORATED<<+                                        1,302,274
   157,931   SUN MICROSYSTEMS INCORPORATED+                                        1,435,591
   170,748   SYMANTEC CORPORATION<<+                                               2,812,220
    41,328   TOTAL SYSTEM SERVICES INCORPORATED<<                                    665,794
    40,432   VERISIGN INCORPORATED<<+                                                957,834
   250,069   YAHOO! INCORPORATED<<+                                                4,453,729

                                                                                 112,103,638
                                                                                ------------

CASINO & GAMING: 0.12%
    62,114   INTERNATIONAL GAME TECHNOLOGY<<                                       1,334,209
    14,453   WYNN RESORTS LIMITED<<+                                               1,024,573

                                                                                   2,358,782
                                                                                ------------

CHEMICALS & ALLIED PRODUCTS: 1.96%
    44,040   AIR PRODUCTS & CHEMICALS INCORPORATED                                 3,416,623
    10,158   CF INDUSTRIES HOLDINGS INCORPORATED                                     875,924
   239,743   DOW CHEMICAL COMPANY                                                  6,250,100
   189,428   E.I. DU PONT DE NEMOURS & COMPANY                                     6,088,216
    15,233   EASTMAN CHEMICAL COMPANY                                                815,575
    49,646   ECOLAB INCORPORATED                                                   2,295,135
    15,197   FMC CORPORATION                                                         854,831
    16,559   INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                         628,083
   114,442   MONSANTO COMPANY                                                      8,857,811

104 Wells Fargo Advantage Master Portfolios   Portfolio of Investments--September 30, 2009

INDEX PORTFOLIO

  SHARES     SECURITY NAME                                           VALUE
----------   -------------------------------------------------   ------------

CHEMICALS & ALLIED PRODUCTS (continued)
    34,570   PPG INDUSTRIES INCORPORATED<<                       $  2,012,320
    64,315   PRAXAIR INCORPORATED                                   5,253,892
    25,536   SIGMA-ALDRICH CORPORATION                              1,378,433

                                                                   38,726,943
                                                                 ------------

COAL MINING: 0.22%
    37,881   CONSOL ENERGY INCORPORATED                             1,708,812
    17,917   MASSEY ENERGY COMPANY                                    499,705
    56,108   PEABODY ENERGY CORPORATION                             2,088,340

                                                                    4,296,857
                                                                 ------------

COMMUNICATIONS: 5.17%
    82,728   AMERICAN TOWER CORPORATION CLASS A+                    3,011,299
 1,236,847   AT&T INCORPORATED                                     33,407,237
    62,316   CENTURYTEL INCORPORATED                                2,093,818
   601,610   COMCAST CORPORATION CLASS A                           10,161,193
    94,241   DIRECTV GROUP INCORPORATED<<+                          2,599,167
    54,628   METROPCS COMMUNICATIONS INCORPORATED+                    511,318
   471,324   NEWS CORPORATION CLASS A                               5,651,175
   310,776   QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED<<      1,184,057
    18,703   SCRIPPS NETWORKS INTERACTIVE INCORPORATED                691,076
   602,879   SPRINT NEXTEL CORPORATION<<+                           2,381,372
    73,457   TIME WARNER CABLE INCORPORATED<<+                      3,165,262
   248,546   TIME WARNER INCORPORATED                               7,153,163
   595,492   VERIZON COMMUNICATIONS INCORPORATED                   18,025,543
   389,619   WALT DISNEY COMPANY<<                                 10,698,938
    91,549   WINDSTREAM CORPORATION                                   927,391

                                                                  101,662,009
                                                                 ------------

COMPUTER SOFTWARE & SERVICES: 0.04%
    36,141   AKAMAI TECHNOLOGIES INCORPORATED+                        711,255
                                                                 ------------

COSMETICS, PERSONAL CARE: 2.41%
    89,503   AVON PRODUCTS INCORPORATED                             3,039,522
   104,487   COLGATE-PALMOLIVE COMPANY                              7,970,268
    24,741   ESTEE LAUDER COMPANIES INCORPORATED CLASS A              917,396
   611,902   PROCTER & GAMBLE COMPANY                              35,441,364

                                                                   47,368,550
                                                                 ------------

CONSTRUCTION SPECIAL TRADE CONTRACTORS: 0.05%
    41,576   QUANTA SERVICES INCORPORATED+                            920,077
                                                                 ------------

DEPOSITORY INSTITUTIONS: 7.93%
 1,813,679   BANK OF AMERICA CORPORATION                           30,687,442
   252,155   BANK OF NEW YORK MELLON CORPORATION                    7,309,973
   142,884   BB&T CORPORATION<<                                     3,892,160
 2,734,015   CITIGROUP INCORPORATED                                13,232,633
    31,678   COMERICA INCORPORATED                                    939,886
   166,725   FIFTH THIRD BANCORP                                    1,688,924
    45,833   FIRST HORIZON NATIONAL CORPORATION<<+                    606,366
    98,878   HUDSON CITY BANCORP INCORPORATED                       1,300,246
   139,243   HUNTINGTON BANCSHARES INCORPORATED<<                     655,835
   824,405   JPMORGAN CHASE & COMPANY                              36,125,427
   184,173   KEYCORP                                                1,197,125
    17,309   M&T BANK CORPORATION<<                                 1,078,697
    77,169   MARSHALL & ILSLEY CORPORATION                            622,754

Portfolio of Investments--September 30, 2009     Wells Fargo Advantage Master Portfolios 105

INDEX PORTFOLIO

 SHARES    SECURITY NAME                                      VALUE
--------   --------------------------------------------   ------------
DEPOSITORY INSTITUTIONS (continued)
  50,606   NORTHERN TRUST CORPORATION                     $  2,943,245
  96,726   PNC FINANCIAL SERVICES GROUP                      4,699,916
 249,086   REGIONS FINANCIAL CORPORATION<<                   1,546,824
 103,662   STATE STREET CORPORATION                          5,452,621
 104,571   SUNTRUST BANKS INCORPORATED                       2,358,076
 400,817   US BANCORP                                        8,761,860
 979,333   WELLS FARGO & COMPANY(l)                         27,597,613
 147,068   WESTERN UNION COMPANY                             2,782,527
  26,505   ZIONS BANCORPORATION<<                              476,295

                                                           155,956,445
                                                          ------------

E-COMMERCE/SERVICES: 0.61%
  69,701   AMAZON.COM INCORPORATED<<+                        6,507,285
 235,347   EBAY INCORPORATED+                                5,556,543

                                                            12,063,828
                                                          ------------

EATING & DRINKING PLACES: 0.88%
  29,231   DARDEN RESTAURANTS INCORPORATED                     997,654
 228,784   MCDONALD'S CORPORATION                           13,056,703
  97,806   YUM! BRANDS INCORPORATED                          3,301,931

                                                            17,356,288
                                                          ------------

EDUCATIONAL SERVICES: 0.14%
  26,741   APOLLO GROUP INCORPORATED CLASS A+                1,970,009
  12,979   DEVRY INCORPORATED                                  717,998

                                                             2,688,007
                                                          ------------

ELECTRIC, GAS & SANITARY SERVICES: 4.17%
 139,828   AES CORPORATION+                                  2,072,251
  35,529   ALLEGHENY ENERGY INCORPORATED<<                     942,229
  48,923   AMEREN CORPORATION                                1,236,773
  99,952   AMERICAN ELECTRIC POWER COMPANY INCORPORATED      3,097,512
  81,003   CENTERPOINT ENERGY INCORPORATED                   1,006,867
  47,989   CMS ENERGY CORPORATION<<                            643,053
  57,646   CONSOLIDATED EDISON INCORPORATED                  2,360,027
  42,059   CONSTELLATION ENERGY GROUP INCORPORATED           1,361,450
 124,785   DOMINION RESOURCES INCORPORATED                   4,305,083
  34,479   DTE ENERGY COMPANY                                1,211,592
 271,839   DUKE ENERGY CORPORATION                           4,278,746
 106,281   DYNEGY INCORPORATED CLASS A+                        271,017
  68,301   EDISON INTERNATIONAL                              2,293,548
 146,995   EL PASO CORPORATION                               1,516,988
  41,044   ENTERGY CORPORATION<<                             3,277,774
 138,166   EXELON CORPORATION                                6,855,797
  63,904   FIRSTENERGY CORPORATION<<                         2,921,691
  86,256   FPL GROUP INCORPORATED                            4,763,919
  65,481   FRONTIER COMMUNICATIONS CORPORATION<<               493,727
  16,020   INTEGRYS ENERGY GROUP INCORPORATED                  574,958
   9,480   NICOR INCORPORATED                                  346,873
  57,720   NISOURCE INCORPORATED                               801,731
  36,745   NORTHEAST UTILITIES                                 872,326
  46,291   PEPCO HOLDINGS INCORPORATED                         688,810
  77,709   PG&E CORPORATION                                  3,146,437
  21,215   PINNACLE WEST CAPITAL CORPORATION                   696,276
  78,944   PPL CORPORATION                                   2,395,161

106 Wells Fargo Advantage Master Portfolios   Portfolio of Investments--September 30, 2009

INDEX PORTFOLIO

  SHARES     SECURITY NAME                                                                   VALUE
----------   -------------------------------------------------------------------------   ------------
ELECTRIC, GAS & SANITARY SERVICES (continued)
    58,550   PROGRESS ENERGY INCORPORATED                                                $  2,286,963
   106,071   PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                   3,334,872
    36,524   QUESTAR CORPORATION                                                            1,371,841
    67,569   REPUBLIC SERVICES INCORPORATED                                                 1,795,308
    23,115   SCANA CORPORATION                                                                806,714
    51,431   SEMPRA ENERGY                                                                  2,561,778
   135,405   SPECTRA ENERGY CORPORATION                                                     2,564,571
    17,829   STERICYCLE INCORPORATED+                                                         863,815
    44,808   TECO ENERGY INCORPORATED<<                                                       630,897
   166,880   THE SOUTHERN COMPANY                                                           5,285,090
   103,285   WASTE MANAGEMENT INCORPORATED<<                                                3,079,944
    24,508   WISCONSIN ENERGY CORPORATION                                                   1,107,026
    95,536   XCEL ENERGY INCORPORATED                                                       1,838,113

                                                                                           81,959,548
                                                                                         ------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 6.45%
   117,563   ADVANCED MICRO DEVICES INCORPORATED<<+                                           665,407
    61,671   ALTERA CORPORATION<<                                                           1,264,872
    35,935   AMPHENOL CORPORATION CLASS A                                                   1,354,031
    61,118   ANALOG DEVICES INCORPORATED                                                    1,685,634
    90,443   BROADCOM CORPORATION CLASS A<<+                                                2,775,696
    19,188   CIENA CORPORATION<<+                                                             312,381
 1,209,151   CISCO SYSTEMS INCORPORATED+                                                   28,463,415
   157,559   EMERSON ELECTRIC COMPANY                                                       6,314,965
 2,227,760   GENERAL ELECTRIC COMPANY                                                      36,579,819
    14,534   HARMAN INTERNATIONAL INDUSTRIES INCORPORATED<<                                   492,412
    27,476   HARRIS CORPORATION                                                             1,033,098
    38,656   JABIL CIRCUIT INCORPORATED                                                       518,377
    45,491   JDS UNIPHASE CORPORATION+                                                        323,441
    35,778   KLA-TENCOR CORPORATION<<                                                       1,282,999
    24,438   L-3 COMMUNICATIONS HOLDINGS INCORPORATED                                       1,962,860
    46,600   LINEAR TECHNOLOGY CORPORATION<<                                                1,287,558
   136,664   LSI LOGIC CORPORATION+                                                           750,285
    46,864   MEMC ELECTRONIC MATERIALS INCORPORATED+                                          779,348
    38,352   MICROCHIP TECHNOLOGY INCORPORATED<<                                            1,016,328
   177,528   MICRON TECHNOLOGY INCORPORATED<<+                                              1,455,730
    28,493   MOLEX INCORPORATED                                                               594,934
   481,189   MOTOROLA INCORPORATED                                                          4,133,414
    49,066   NATIONAL SEMICONDUCTOR CORPORATION                                               700,172
    70,513   NETAPP INCORPORATED<<+                                                         1,881,287
    20,457   NOVELLUS SYSTEMS INCORPORATED+                                                   429,188
   114,838   NVIDIA CORPORATION<<+                                                          1,726,015
    24,757   QLOGIC CORPORATION+                                                              425,820
   348,478   QUALCOMM INCORPORATED                                                         15,674,540
    33,048   ROCKWELL COLLINS INCORPORATED                                                  1,678,838
    83,052   TELLABS INCORPORATED+                                                            574,720
   264,438   TEXAS INSTRUMENTS INCORPORATED                                                 6,264,536
    15,519   WHIRLPOOL CORPORATION<<                                                        1,085,709
    57,862   XILINX INCORPORATED                                                            1,355,128

                                                                                          126,842,957
                                                                                         ------------

 ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 0.30%
    37,706   FLUOR CORPORATION                                                              1,917,350
    25,976   JACOBS ENGINEERING GROUP INCORPORATED+                                         1,193,597
    41,115   MOODY'S CORPORATION<<                                                            841,213

Portfolio of Investments--September 30, 2009     Wells Fargo Advantage Master Portfolios 107

INDEX PORTFOLIO

 SHARES    SECURITY NAME                                                           VALUE
--------   ------------------------------------------------------------------   -----------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES (continued)
  67,349   PAYCHEX INCORPORATED                                                 $ 1,956,488

                                                                                  5,908,648
                                                                                -----------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 0.31%
  19,730   BALL CORPORATION                                                         970,716
  31,497   FORTUNE BRANDS INCORPORATED                                            1,353,741
  80,732   ILLINOIS TOOL WORKS INCORPORATED                                       3,448,064
  12,098   SNAP-ON INCORPORATED                                                     420,526

                                                                                  6,193,047
                                                                                -----------

FINANCIAL SERVICES: 0.03%
  38,178   JANUS CAPITAL GROUP INCORPORATED                                         541,364
                                                                                -----------

FOOD & KINDRED PRODUCTS: 4.23%
 134,594   ARCHER DANIELS MIDLAND COMPANY                                         3,932,837
  40,391   CAMPBELL SOUP COMPANY                                                  1,317,554
  66,489   COCA-COLA ENTERPRISES INCORPORATED                                     1,423,529
  92,678   CONAGRA FOODS INCORPORATED                                             2,009,259
  41,655   CONSTELLATION BRANDS INCORPORATED CLASS A+                               631,073
  53,253   DR PEPPER SNAPPLE GROUP INCORPORATED+                                  1,531,024
  68,218   GENERAL MILLS INCORPORATED                                             4,391,875
  66,074   H.J. HEINZ COMPANY                                                     2,626,442
  14,630   HORMEL FOODS CORPORATION                                                 519,658
  24,935   JM SMUCKER COMPANY                                                     1,321,804
  53,772   KELLOGG COMPANY                                                        2,647,196
 309,204   KRAFT FOODS INCORPORATED CLASS A                                       8,122,789
  27,396   MCCORMICK & COMPANY INCORPORATED<<                                       929,820
  32,871   MOLSON COORS BREWING COMPANY<<                                         1,600,160
  30,197   PEPSI BOTTLING GROUP INCORPORATED                                      1,100,379
 326,581   PEPSICO INCORPORATED                                                  19,157,241
 145,834   SARA LEE CORPORATION                                                   1,624,591
 485,817   THE COCA-COLA COMPANY                                                 26,088,373
  34,764   THE HERSHEY COMPANY                                                    1,350,929
  64,005   TYSON FOODS INCORPORATED CLASS A                                         808,383

                                                                                 83,134,916
                                                                                -----------

FOOD STORES: 0.44%
 136,566   KROGER COMPANY                                                         2,818,722
  87,313   SAFEWAY INCORPORATED                                                   1,721,812
 154,522   STARBUCKS CORPORATION<<+                                               3,190,879
  29,449   WHOLE FOODS MARKET INCORPORATED<<+                                       897,900

                                                                                  8,629,313
                                                                                -----------

FORESTRY: 0.08%
  44,307   WEYERHAEUSER COMPANY                                                   1,623,852
                                                                                -----------

FURNITURE & FIXTURES: 0.13%
  32,731   LEGGETT & PLATT INCORPORATED                                             634,981
  75,300   MASCO CORPORATION                                                        972,876
  58,215   NEWELL RUBBERMAID INCORPORATED<<                                         913,393

                                                                                  2,521,250
                                                                                -----------

GENERAL MERCHANDISE STORES: 1.94%
  17,321   BIG LOTS INCORPORATED+                                                   433,371
  29,291   FAMILY DOLLAR STORES INCORPORATED                                        773,282
  49,446   JCPENNEY COMPANY INCORPORATED                                          1,668,803
  88,156   MACY'S INCORPORATED                                                    1,612,374

108 Wells Fargo Advantage Master Portfolios   Portfolio of Investments--September 30, 2009

INDEX PORTFOLIO

  SHARES     SECURITY NAME                                          VALUE
-----------  --------------------------------------------------  -----------
GENERAL MERCHANDISE STORES (continued)
     10,460  SEARS HOLDINGS CORPORATION<<+                       $   683,143
    157,616  TARGET CORPORATION                                    7,357,515
     88,854  TJX COMPANIES INCORPORATED                            3,300,926
    452,775  WAL-MART STORES INCORPORATED                         22,226,725

                                                                  38,056,139
                                                                 -----------

HEALTHCARE: 1.87%
     33,769  HOSPIRA INCORPORATED+                                 1,506,097
    577,715  JOHNSON & JOHNSON                                    35,177,066

                                                                  36,683,163
                                                                 -----------

HEALTH SERVICES: 0.38%
     75,402  CARDINAL HEALTH INCORPORATED                          2,020,774
     21,802  DAVITA INCORPORATED+                                  1,234,865
     35,566  HUMANA INCORPORATED+                                  1,326,612
     22,703  LABORATORY CORPORATION OF AMERICA HOLDINGS<<+         1,491,587
     90,767  TENET HEALTHCARE CORPORATION+                           533,710
     22,164  WATSON PHARMACEUTICALS INCORPORATED+                    812,089

                                                                   7,419,637
                                                                 -----------

HOLDING & OTHER INVESTMENT OFFICES: 1.09%
     24,536  APARTMENT INVESTMENT & MANAGEMENT COMPANY CLASS A       361,905
     16,757  AVALONBAY COMMUNITIES INCORPORATED<<                  1,218,748
     29,052  BOSTON PROPERTIES INCORPORATED                        1,904,359
     57,435  EQUITY RESIDENTIAL                                    1,763,255
     61,443  HCP INCORPORATED                                      1,765,872
    126,598  HOST HOTELS & RESORTS INCORPORATED<<                  1,490,058
     78,899  KIMCO REALTY CORPORATION                              1,028,843
     34,131  PLUM CREEK TIMBER COMPANY<<                           1,045,774
     92,826  PROLOGIS<<                                            1,106,486
     28,428  PUBLIC STORAGE INCORPORATED                           2,138,923
     59,755  SIMON PROPERTY GROUP INCORPORATED<<                   4,148,768
     32,816  VENTAS INCORPORATED                                   1,263,416
     32,728  VORNADO REALTY TRUST                                  2,108,010

                                                                  21,344,417
                                                                 -----------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES: 0.24%
     54,901  BED BATH & BEYOND INCORPORATED<<+                     2,060,984
     71,572  BEST BUY COMPANY INCORPORATED                         2,685,381

                                                                   4,746,365
                                                                 -----------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.17%
     52,696  MARRIOTT INTERNATIONAL INCORPORATED CLASS A<<         1,453,883
     39,166  STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED<<    1,293,653
     37,444  WYNDHAM WORLDWIDE CORPORATION                           611,086

                                                                   3,358,622
                                                                 -----------

HOUSEHOLD PRODUCTS, WARES: 0.13%
     23,635  AVERY DENNISON CORPORATION                              851,096
     29,212  CLOROX COMPANY                                        1,718,250

                                                                   2,569,346
                                                                 -----------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 8.93%
    146,392  3M COMPANY                                           10,803,730
    187,794  APPLE INCORPORATED+                                  34,811,374
    279,593  APPLIED MATERIALS INCORPORATED                        3,746,546
     64,961  BAKER HUGHES INCORPORATED<<                           2,771,236

Portfolio of Investments--September 30, 2009   Wells Fargo Advantage Master Portfolios 109

INDEX PORTFOLIO

     SHARES      SECURITY NAME                                         VALUE
---------------  -------------------------------------------------  ------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)
         12,613  BLACK & DECKER CORPORATION                         $    583,856
         46,088  CAMERON INTERNATIONAL CORPORATION+                    1,743,048
        130,245  CATERPILLAR INCORPORATED<<                            6,685,476
         42,305  CUMMINS INCORPORATED                                  1,895,687
         88,664  DEERE & COMPANY                                       3,805,459
        360,771  DELL INCORPORATED+                                    5,505,365
         39,020  DOVER CORPORATION                                     1,512,415
         34,715  EATON CORPORATION                                     1,964,522
        423,892  EMC CORPORATION+                                      7,223,120
         11,724  FLOWSERVE CORPORATION                                 1,155,283
         25,670  FMC TECHNOLOGIES INCORPORATED+                        1,341,001
         34,521  GAMESTOP CORPORATION CLASS A<<+                         913,771
        497,059  HEWLETT-PACKARD COMPANY                              23,466,155
      1,173,537  INTEL CORPORATION                                    22,966,119
        274,807  INTERNATIONAL BUSINESS MACHINES CORPORATION          32,869,665
         16,370  LEXMARK INTERNATIONAL INCORPORATED+                     352,610
         24,722  PALL CORPORATION                                        798,026
         33,650  PARKER HANNIFIN CORPORATION                           1,744,416
         43,405  PITNEY BOWES INCORPORATED                             1,078,614
         47,599  SANDISK CORPORATION<<+                                1,032,898
         46,232  SMITH INTERNATIONAL INCORPORATED<<                    1,326,858
         16,635  STANLEY WORKS                                           710,148
         36,015  TERADATA CORPORATION+                                   991,133
         47,102  WESTERN DIGITAL CORPORATION+                          1,720,636

                                                                     175,519,167
                                                                    ------------

INFORMATION & BUSINESS SERVICES: 1.27%
         50,436  GOOGLE INCORPORATED CLASS A+                         25,008,691
                                                                    ------------

INSURANCE CARRIERS: 3.46%
         91,505  AETNA INCORPORATED                                    2,546,584
         98,009  AFLAC INCORPORATED                                    4,188,905
        112,445  ALLSTATE CORPORATION<<                                3,443,066
         28,211  AMERICAN INTERNATIONAL GROUP INCORPORATED+            1,244,387
         57,541  AON CORPORATION                                       2,341,343
         24,721  ASSURANT INCORPORATED                                   792,555
         73,351  CHUBB CORPORATION                                     3,697,624
         57,168  CIGNA CORPORATION                                     1,605,849
         34,094  CINCINNATI FINANCIAL CORPORATION                        886,103
        100,878  GENWORTH FINANCIAL INCORPORATED+                      1,205,492
         80,555  HARTFORD FINANCIAL SERVICES GROUP INCORPORATED<<      2,134,708
         39,848  LEUCADIA NATIONAL CORPORATION                           985,043
         63,329  LINCOLN NATIONAL CORPORATION                          1,640,854
         76,253  LOEWS CORPORATION                                     2,611,665
        109,812  MARSH & MCLENNAN COMPANIES INCORPORATED               2,715,651
         33,138  MBIA INCORPORATED<<+                                    257,151
        171,615  METLIFE INCORPORATED<<                                6,533,383
         66,860  PRINCIPAL FINANCIAL GROUP INCORPORATED                1,831,295
         97,061  PRUDENTIAL FINANCIAL INCORPORATED<<                   4,844,315
        142,258  THE PROGRESSIVE CORPORATION                           2,358,638
        118,980  THE TRAVELERS COMPANIES INCORPORATED                  5,857,385
         17,343  TORCHMARK CORPORATION                                   753,217
        243,684  UNITEDHEALTH GROUP INCORPORATED                       6,101,847
         69,476  UNUMPROVIDENT CORPORATION                             1,489,565
         99,588  WELLPOINT INCORPORATED+                               4,716,488

110 Wells Fargo Advantage Master Portfolios   Portfolio of Investments--September 30, 2009

INDEX PORTFOLIO

   SHARES    SECURITY NAME                                             VALUE
-----------  -----------------------------------------------------  ------------
INSURANCE CARRIERS (continued)
     71,731  XL CAPITAL LIMITED CLASS A                             $  1,252,423

                                                                      68,035,536
                                                                    ------------

LEATHER & LEATHER PRODUCTS: 0.11%
     66,681  COACH INCORPORATED                                        2,195,139
                                                                    ------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
  MEDICAL & OPTICAL GOODS: 1.35%
     72,347  AGILENT TECHNOLOGIES INCORPORATED+                        2,013,417
     50,184  BECTON DICKINSON & COMPANY                                3,500,334
    316,024  BOSTON SCIENTIFIC CORPORATION+                            3,346,697
     20,463  C.R. BARD INCORPORATED                                    1,608,596
     37,832  CAREFUSION CORPORATION+                                     824,738
     54,292  DANAHER CORPORATION                                       3,654,937
     31,150  DENTSPLY INTERNATIONAL INCORPORATED<<                     1,075,921
     56,224  EASTMAN KODAK COMPANY<<                                     268,751
     31,755  FLIR SYSTEMS INCORPORATED<<+                                888,187
     11,644  MILLIPORE CORPORATION+                                      818,923
     24,465  PERKINELMER INCORPORATED<<                                  470,707
     32,708  QUEST DIAGNOSTICS INCORPORATED                            1,707,031
     29,759  ROCKWELL AUTOMATION PLC                                   1,267,733
     36,596  TERADYNE INCORPORATED<<+                                    338,513
     85,563  THERMO FISHER SCIENTIFIC INCORPORATED<<+                  3,736,536
     20,023  WATERS CORPORATION+                                       1,118,485

                                                                      26,639,506
                                                                    ------------

MEDICAL EQUIPMENT & SUPPLIES: 0.74%
      7,952  INTUITIVE SURGICAL INCORPORATED<<+                        2,085,412
    232,025  MEDTRONIC INCORPORATED                                    8,538,520
     72,949  ST. JUDE MEDICAL INCORPORATED+                            2,845,740
     26,315  VARIAN MEDICAL SYSTEMS INCORPORATED<<+                    1,108,651

                                                                      14,578,323
                                                                    ------------

MEDICAL MANAGEMENT SERVICES: 0.54%
     31,356  COVENTRY HEALTH CARE INCORPORATED+                          625,866
     57,527  EXPRESS SCRIPTS INCORPORATED+                             4,462,945
     99,313  MEDCO HEALTH SOLUTIONS INCORPORATED+                      5,493,002

                                                                      10,581,813
                                                                    ------------

MEDICAL PRODUCTS: 0.81%
     64,465  ALLERGAN INCORPORATED                                     3,659,033
    126,349  BAXTER INTERNATIONAL INCORPORATED                         7,203,156
     59,171  STRYKER CORPORATION                                       2,688,139
     44,925  ZIMMER HOLDINGS INCORPORATED+                             2,401,241


                                                                      15,951,569
                                                                    ------------

METAL MINING: 0.53%
     86,326  FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B<<     5,922,827
    102,720  NEWMONT MINING CORPORATION                                4,521,734

                                                                      10,444,561
                                                                    ------------

MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS: 0.07%
     26,202  VULCAN MATERIALS COMPANY<<                                1,416,742
                                                                    ------------

Portfolio of Investments--September 30, 2009   Wells Fargo Advantage Master Portfolios 111

INDEX PORTFOLIO

    SHARES      SECURITY NAME                                  VALUE
--------------  ------------------------------------------  -----------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.11%
        26,394  HASBRO INCORPORATED                         $   732,434
        75,461  MATTEL INCORPORATED                           1,393,010

                                                              2,125,444
                                                            -----------

MISCELLANEOUS RETAIL: 1.43%
        91,166  COSTCO WHOLESALE CORPORATION                  5,147,232
       302,552  CVS CAREMARK CORPORATION                     10,813,208
        57,594  OFFICE DEPOT INCORPORATED+                      381,272
        26,240  RADIOSHACK CORPORATION<<                        434,797
       151,428  STAPLES INCORPORATED                          3,516,147
       208,037  WALGREEN COMPANY                              7,795,146

                                                             28,087,802
                                                            -----------

MISCELLANEOUS SERVICES: 0.04%
        11,060  D&B CORPORATION                                 833,039
                                                            -----------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 0.85%
        65,476  FEDEX CORPORATION                             4,925,105
       208,473  UNITED PARCEL SERVICE INCORPORATED CLASS B   11,772,470

                                                             16,697,575
                                                            -----------

NON-DEPOSITORY CREDIT INSTITUTIONS: 0.80%
       249,298  AMERICAN EXPRESS COMPANY                      8,451,202
        95,376  CAPITAL ONE FINANCIAL CORPORATION<<           3,407,784
       112,302  DISCOVER FINANCIAL SERVICES                   1,822,661
        73,031  PEOPLE'S UNITED FINANCIAL INCORPORATED<<      1,136,362
        98,027  SLM CORPORATION+                                854,795

                                                             15,672,804
                                                            -----------

OFFICE EQUIPMENT: 0.07%
       182,189  XEROX CORPORATION                             1,410,143
                                                            -----------

OIL & GAS EXTRACTION: 4.18%
       102,831  ANADARKO PETROLEUM CORPORATION                6,450,589
        70,384  APACHE CORPORATION                            6,463,363
        61,239  BJ SERVICES COMPANY                           1,189,874
        21,727  CABOT OIL & GAS CORPORATION                     776,740
       134,512  CHESAPEAKE ENERGY CORPORATION                 3,820,141
        52,290  DENBURY RESOURCES INCORPORATED<<+               791,148
        93,036  DEVON ENERGY CORPORATION                      6,264,114
        14,570  DIAMOND OFFSHORE DRILLING INCORPORATED<<      1,391,726
        29,861  ENSCO INTERNATIONAL INCORPORATED<<            1,270,287
        52,813  EOG RESOURCES INCORPORATED                    4,410,414
        27,442  EQT CORPORATION                               1,169,029
       189,031  HALLIBURTON COMPANY                           5,126,521
        59,544  NABORS INDUSTRIES LIMITED+                    1,244,470
        36,349  NOBLE ENERGY INCORPORATED                     2,397,580
       169,967  OCCIDENTAL PETROLEUM CORPORATION             13,325,413
        24,121  PIONEER NATURAL RESOURCES COMPANY               875,351
        32,966  RANGE RESOURCES CORPORATION                   1,627,202
        23,845  ROWAN COMPANIES INCORPORATED                    550,104
       251,105  SCHLUMBERGER LIMITED                         14,965,858
        72,217  SOUTHWESTERN ENERGY COMPANY+                  3,082,222
       121,630  XTO ENERGY INCORPORATED                       5,025,752

                                                             82,217,898
                                                            -----------

112 Wells Fargo Advantage Master Portfolios   Portfolio of Investments--September 30, 2009

INDEX PORTFOLIO

      SHARES        SECURITY NAME                            VALUE
------------------  ------------------------------------  ------------
OIL FIELD EQUIPMENT & SERVICES: 0.19%
            87,669  NATIONAL OILWELL VARCO INCORPORATED+  $  3,781,164
                                                          ------------

PAPER & ALLIED PRODUCTS: 0.21%
            22,639  BEMIS COMPANY INCORPORATED                 586,576
            90,721  INTERNATIONAL PAPER COMPANY              2,016,728
            35,871  MEADWESTVACO CORPORATION                   800,282
            27,664  PACTIV CORPORATION+                        720,647

                                                             4,124,233
                                                          ------------

PERSONAL SERVICES: 0.11%
            27,545  CINTAS CORPORATION                         834,889
            70,291  H & R BLOCK INCORPORATED                 1,291,949

                                                             2,126,838
                                                          ------------

PETROLEUM REFINING & RELATED INDUSTRIES: 6.43%
           420,426  CHEVRON CORPORATION                     29,610,603
           310,868  CONOCOPHILLIPS                          14,038,799
         1,007,462  EXXON MOBIL CORPORATION                 69,121,968
            61,019  HESS CORPORATION                         3,262,076
           148,364  MARATHON OIL CORPORATION                 4,732,812
            40,001  MURPHY OIL CORPORATION                   2,302,858
            24,506  SUNOCO INCORPORATED<<                      697,196
            29,254  TESORO PETROLEUM CORPORATION               438,225
           117,974  VALERO ENERGY CORPORATION                2,287,516

                                                           126,492,053
                                                          ------------

PHARMACEUTICALS: 4.91%
           324,077  ABBOTT LABORATORIES                     16,032,089
           415,271  BRISTOL-MYERS SQUIBB COMPANY             9,351,903
           211,970  ELI LILLY & COMPANY                      7,001,369
            63,242  FOREST LABORATORIES INCORPORATED+        1,861,844
            52,018  KING PHARMACEUTICALS INCORPORATED+         560,234
           442,092  MERCK & COMPANY INCORPORATED<<          13,983,370
            64,008  MYLAN LABORATORIES INCORPORATED<<+       1,024,768
         1,414,858  PFIZER INCORPORATED<<                   23,415,900
           342,531  SCHERING-PLOUGH CORPORATION              9,676,501
           279,874  WYETH                                   13,596,279

                                                            96,504,257
                                                          ------------

PIPELINES: 0.11%
           122,210  THE WILLIAMS COMPANIES INCORPORATED      2,183,893
                                                          ------------

PRIMARY METAL INDUSTRIES: 0.58%
            22,932  AK STEEL HOLDING CORPORATION               452,448
           204,262  ALCOA INCORPORATED<<                     2,679,917
            20,559  ALLEGHENY TECHNOLOGIES INCORPORATED        719,359
            65,966  NUCOR CORPORATION                        3,101,062
            29,395  PRECISION CASTPARTS CORPORATION          2,994,469
            17,791  TITANIUM METALS CORPORATION<<              170,616
            30,045  UNITED STATES STEEL CORPORATION<<        1,333,097

                                                            11,450,968
                                                          ------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES: 0.48%
           142,074  CBS CORPORATION CLASS B                  1,711,992
            49,212  GANNETT COMPANY INCORPORATED<<             615,642
            65,993  MCGRAW-HILL COMPANIES INCORPORATED       1,659,064

Portfolio of Investments--September 30, 2009     Wells Fargo Advantage Master Portfolios 113

INDEX PORTFOLIO

    SHARES     SECURITY NAME                                    VALUE
-------------  ------------------------------------------    -----------
PRINTING, PUBLISHING & ALLIED INDUSTRIES (continued)
        7,633  MEREDITH CORPORATION<<                        $   228,532
       24,231  NEW YORK TIMES COMPANY CLASS A<<                  196,756
       43,038  RR DONNELLEY & SONS COMPANY                       914,988
      127,220  VIACOM INCORPORATED CLASS B<<+                  3,567,249
        1,300  WASHINGTON POST COMPANY CLASS B                   608,504

                                                               9,502,727
                                                             -----------

RAILROAD TRANSPORTATION: 0.88%
       54,886  BURLINGTON NORTHERN SANTA FE CORPORATION        4,381,549
       82,182  CSX CORPORATION                                 3,440,139
       77,069  NORFOLK SOUTHERN CORPORATION                    3,322,445
      105,720  UNION PACIFIC CORPORATION                       6,168,762

                                                              17,312,895
                                                             -----------

REAL ESTATE: 0.03%
       50,348  CB RICHARD ELLIS GROUP INCORPORATED CLASS A+      591,086
                                                             -----------

REAL ESTATE INVESTMENT TRUSTS (REITS): 0.05%
       25,132  HEALTH CARE REIT INCORPORATED<<                 1,045,994
                                                             -----------

RETAIL: 0.05%
       26,018  TIFFANY & COMPANY<<                             1,002,474
                                                             -----------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.08%
       33,285  SEALED AIR CORPORATION                            653,385
       50,709  THE GOODYEAR TIRE & RUBBER COMPANY+               863,574

                                                               1,516,959
                                                             -----------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES &
  SERVICES: 2.63%
       53,456  AMERIPRISE FINANCIAL INCORPORATED               1,942,056
      199,551  CHARLES SCHWAB CORPORATION                      3,821,402
       13,925  CME GROUP INCORPORATED                          4,291,546
      194,323  E*TRADE FINANCIAL CORPORATION<<+                  340,065
       18,546  FEDERATED INVESTORS INCORPORATED CLASS B<<        489,058
       31,385  FRANKLIN RESOURCES INCORPORATED                 3,157,331
      107,173  GOLDMAN SACHS GROUP INCORPORATED               19,757,343
       15,338  INTERCONTINENTAL EXCHANGE INCORPORATED+         1,490,700
       87,219  INVESCO LIMITED                                 1,985,104
       34,043  LEGG MASON INCORPORATED                         1,056,354
      284,929  MORGAN STANLEY                                  8,798,608
       29,751  NASDAQ STOCK MARKET INCORPORATED+                 626,259
       54,505  NYSE EURONEXT INCORPORATED                      1,574,649
       53,692  T. ROWE PRICE GROUP INCORPORATED                2,453,724

                                                              51,784,199
                                                             -----------

SOFTWARE: 0.07%
       67,821  ELECTRONIC ARTS INCORPORATED+                   1,291,990
                                                             -----------

STONE, CLAY, GLASS & CONCRETE PRODUCTS: 0.32%
      325,895  CORNING INCORPORATED                            4,989,452
       35,298  OWENS-ILLINOIS INCORPORATED+                    1,302,496

                                                               6,291,948
                                                             -----------

TOBACCO PRODUCTS: 1.61%
      434,229  ALTRIA GROUP INCORPORATED                       7,733,618
       34,622  LORILLARD INCORPORATED                          2,572,415

114 Wells Fargo Advantage Master Portfolios   Portfolio of Investments--September 30, 2009

INDEX PORTFOLIO

  SHARES      SECURITY NAME                                            VALUE
------------  ---------------------------------------------------  --------------
TOBACCO PRODUCTS (continued)
     405,530  PHILIP MORRIS INTERNATIONAL                          $   19,765,532
      35,425  REYNOLDS AMERICAN INCORPORATED                            1,577,121

                                                                       31,648,686
                                                                   --------------

TRANSPORTATION BY AIR: 0.08%
     155,433  SOUTHWEST AIRLINES COMPANY                                1,492,157
                                                                   --------------

TRANSPORTATION EQUIPMENT: 2.53%
     152,285  BOEING COMPANY                                            8,246,233
      80,728  GENERAL DYNAMICS CORPORATION                              5,215,029
      33,443  GENUINE PARTS COMPANY                                     1,272,841
      25,991  GOODRICH CORPORATION                                      1,412,351
      49,174  HARLEY-DAVIDSON INCORPORATED<<                            1,131,002
     157,657  HONEYWELL INTERNATIONAL INCORPORATED                      5,856,958
      38,237  ITT CORPORATION                                           1,994,060
      67,682  LOCKHEED MARTIN CORPORATION                               5,284,611
      66,686  NORTHROP GRUMMAN CORPORATION                              3,451,001
      76,164  PACCAR INCORPORATED<<                                     2,872,144
      56,651  TEXTRON INCORPORATED<<                                    1,075,236
     197,323  UNITED TECHNOLOGIES CORPORATION                          12,022,890

                                                                       49,834,356
                                                                   --------------

TRANSPORTATION SERVICES: 0.18%
      35,298  C.H. ROBINSON WORLDWIDE INCORPORATED                      2,038,460
      44,470  EXPEDITORS INTERNATIONAL OF WASHINGTON INCORPORATED       1,563,121

                                                                        3,601,581
                                                                   --------------

TRAVEL & RECREATION: 0.21%
      91,853  CARNIVAL CORPORATION                                      3,056,868
      44,144  EXPEDIA INCORPORATED<<+                                   1,057,249

                                                                        4,114,117
                                                                   --------------

WHOLESALE TRADE NON-DURABLE GOODS: 0.56%
      17,119  AIRGAS INCORPORATED                                         828,046
      62,315  AMERISOURCEBERGEN CORPORATION<<                           1,394,610
      23,034  BROWN-FORMAN CORPORATION CLASS B                          1,110,687
      37,794  DEAN FOODS COMPANY+                                         672,355
      55,792  MCKESSON CORPORATION                                      3,322,414
      44,440  SUPERVALU INCORPORATED                                      669,266
     123,897  SYSCO CORPORATION                                         3,078,840

                                                                       11,076,218
                                                                   --------------

WHOLESALE TRADE-DURABLE GOODS: 0.35%
      86,892  KIMBERLY-CLARK CORPORATION                                5,124,882
      19,487  PATTERSON COMPANIES INCORPORATED<<+                         531,021
      13,118  W.W. GRAINGER INCORPORATED                                1,172,224

                                                                        6,828,127
                                                                   --------------

TOTAL COMMON STOCKS (COST $2,041,336,101)                           1,957,905,036
                                                                   --------------

Portfolio of Investments--September 30, 2009   Wells Fargo Advantage Master Portfolios 115

INDEX PORTFOLIO

  SHARES      SECURITY NAME                                                                                  VALUE
------------  ----------------------------------------------------------                                  -----------
COLLATERAL FOR SECURITIES LENDING: 6.34%

                                                                              YIELD
                                                                            ----------
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 1.38%
   6,787,176  AIM STIT-LIQUID ASSETS PORTFOLIO                                0.27%(s)                    $ 6,787,176
   6,787,176  BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO                    0.21(s)                       6,787,176
   6,787,176  DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL                      0.23(s)                       6,787,176
   6,787,176  DWS MONEY MARKET SERIES INSTITUTIONAL                           0.28(s)                       6,787,176

                                                                                                           27,148,704
                                                                                                          -----------

  PRINCIPAL                                                                 INTEREST RATE  MATURITY DATE
------------                                                                -------------  -------------
COLLATERAL INVESTED IN OTHER ASSETS: 4.96%
$  3,306,573  ABN AMRO NORTH AMERICA FINANCE INCORPORATED                       0.23%         10/23/2009    3,306,108
   3,306,573  ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                   0.48          10/07/2009    3,306,309
   2,175,377  ANTALIS US FUNDING CORPORATION++(p)                               0.22          10/09/2009    2,175,271
   2,610,452  BANK OF IRELAND                                                   0.53          10/01/2009    2,610,452
     174,030  BELMONT FUNDING LLC++(p)                                          0.45          10/02/2009      174,028
     174,030  BELMONT FUNDING LLC++(p)                                          0.45          10/07/2009      174,017
   2,175,377  BNP PARIBAS (PARIS)                                               0.17          10/01/2009    2,175,377
     348,060  CALCASIEU PARISH LA+/-ss                                          0.47          12/01/2027      348,060
     478,583  CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT
              AUTHORITY+/-ss                                                    0.30          06/01/2028      478,583
   2,610,452  CANCARA ASSET SECURITIZATION LIMITED++(p)                         0.27          10/09/2009    2,610,296
   1,681,282  CHEYNE FINANCE LLC+++/-####(a)(i)                                 0.00          02/25/2008       27,741
   1,294,416  CHEYNE FINANCE LLC+++/-####(a)(i)                                 0.00          05/19/2008       21,358
     696,121  CITIBANK CREDIT CARD ISSUANCE TRUST++                             0.21          10/08/2009      696,092
     230,372  COLORADO HOUSING & FINANCE AUTHORITY+/-ss                         0.40          10/01/2038      230,372
   2,610,452  CONCORD MINUTEMAN CAPITAL COMPANY++(p)                            0.40          10/13/2009    2,610,104
     696,121  COOK COUNTY IL+/-ss                                               0.70          11/01/2030      696,121
     870,151  CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
              COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY
              VALUE $870,153)                                                   0.08          10/01/2009      870,151
   2,610,452  CROWN POINT CAPITAL COMPANY LLC++(p)                              0.45          10/09/2009    2,610,191
   2,175,377  DANSKE BANK A/S COPENHAGEN                                        0.17          10/01/2009    2,175,377
   1,566,271  DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                      0.50          12/15/2037    1,566,271
   1,218,211  DEXIA DELAWARE LLC                                                0.27          10/07/2009    1,218,156
     435,075  ELYSIAN FUNDING LLC++(p)                                          0.45          10/01/2009      435,075
     130,523  ELYSIAN FUNDING LLC++(p)                                          0.45          10/07/2009      130,513
   3,045,528  ERASMUS CAPITAL CORPORATION++(p)                                  0.24          10/13/2009    3,045,284
   3,045,528  FORTIS FUNDING LLC++                                              0.25          10/22/2009    3,045,084
   2,325,826  GOTHAM FUNDING CORPORATION++(p)                                   0.23          10/13/2009    2,325,648
     870,151  GREENWICH CAPITAL MARKETS INCORPORATED REPURCHASE
              AGREEMENT - 102% COLLATERALIZED BY MORTGAGE BACKED
              (MATURITY VALUE $870,153)                                         0.07          10/01/2009      870,151
   5,910,049  GRYPHON FUNDING LIMITED(a)(i)                                     0.00          08/05/2010    2,003,507
     143,575  HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss             0.36          11/01/2042      143,575
   1,305,226  HOUSTON TX UTILITY SYSTEM+/-ss                                    0.50          05/15/2034    1,305,226
     435,075  ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUES+/-ss           0.35          07/01/2029      435,075
     174,030  INDIANA MUNICIPAL POWER AGENCY POWER SUPPLY SYSTEM+/-ss           0.36          01/01/2018      174,030
   3,393,588  INTESA SANPAOLO SPA                                               0.22          10/14/2009    3,393,588
     348,060  IRISH LIFE & PERMANENT PLC++                                      0.53          10/07/2009      348,030
   2,248,470  JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED
              BY MORTGAGE BACKED SECURITIES (MATURITY VALUE $ 2,248,474)        0.06          10/01/2009    2,248,470
     261,045  KANSAS CITY MO SPECIAL OBLIGATION+/-ss                            0.36          04/15/2025      261,045
     749,200  LLOYDS TSB BANK PLC                                               0.21          10/30/2009      749,073
   1,264,764  MANHATTAN ASSET FUNDING COMPANY++(p)                              0.15          10/01/2009    1,264,764
   2,893,252  MASSACHUSETTS HEFA+/-ss                                           0.32          10/01/2034    2,893,252
   3,045,528  MATCHPOINT MASTER TRUST++(p)                                      0.22          10/16/2009    3,045,249

116 Wells Fargo Advantage Master Portfolios   Portfolio of Investments--September 30, 2009

INDEX PORTFOLIO

 PRINCIPAL    SECURITY NAME                                   INTEREST RATE  MATURITY DATE       VALUE
------------  -----------------------------------             -------------  -------------  --------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$    374,165  MISSISSIPPI STATE GO+/-ss                           0.40%         11/01/2028  $      374,165
   2,784,483  MONT BLANC CAPITAL CORPORATION++(p)                 0.24          10/14/2009       2,784,241
     330,657  MONTGOMERY COUNTY TN PUBLIC
              BUILDING+/-ss                                       0.35          02/01/2036         330,657
   1,305,226  NATEXIS BANQUES POPULAIRES                          0.20          10/01/2009       1,305,226
     174,030  NEW JERSEY STATE TURNPIKE
              AUTHORITY+/-ss                                      0.70          01/01/2018         174,030
   2,175,377  NIEUW AMSTERDAM RECEIVABLES
              CORPORATION++(p)                                    0.23          10/01/2009       2,175,377
     553,416  NORTH DAKOTA HOUSING FINANCE
              AGENCY+/-ss                                         0.36          01/01/2034         553,416
   3,045,528  ROMULUS FUNDING CORPORATION++(p)                    0.55          10/16/2009       3,044,830
   2,610,452  ROYAL BANK OF SCOTLAND CT                           0.23          10/14/2009       2,610,452
   3,045,528  SALISBURY RECEIVABLES COMPANY++(p)                  0.22          10/21/2009       3,045,156
   2,610,452  SCALDIS CAPITAL LIMITED++(p)                        0.27          10/16/2009       2,610,159
   3,045,528  SOLITAIRE FUNDING LLC++(p)                          0.26          10/13/2009       3,045,264
   2,001,347  SURREY FUNDING CORPORATION++(p)                     0.23          10/20/2009       2,001,104
   2,610,452  TASMAN FUNDING INCORPORATED++(p)                    0.25          10/15/2009       2,610,199
   3,045,528  THAMES ASSET GLOBAL
              SECURITIZATION #1 INCORPORATED++(p)                 0.22          10/19/2009       3,045,193
     783,136  TULSA COUNTY OK INDUSTRIAL
              AUTHORITY REVENUE+/-ss                              0.35          07/01/2032         783,136
   2,697,468  UNICREDITO ITALIANO (NEW YORK)                      0.25          10/13/2009       2,697,468
     261,045  VERMONT STATE STUDENT ASSISTANCE
              CORPORATION+/-ss                                    0.38          12/15/2040         261,045
   2,111,337  VICTORIA FINANCE LLC+++/-####(a)(i)                 0.17          07/28/2008         971,215
   1,226,048  VICTORIA FINANCE LLC+++/-####(a)(i)                 0.20          08/07/2008         563,982
   1,498,141  VICTORIA FINANCE LLC+++/-####(a)(i)                 0.29          04/30/2008         689,145
   2,431,356  VICTORIA FINANCE LLC+++/-####(a)(i)                 0.30          02/15/2008       1,118,424
   2,610,452  VICTORY RECEIVABLES
              CORPORATION++(p)                                    0.22          10/07/2009       2,610,361

                                                                                                97,601,319
                                                                                            --------------

TOTAL COLLATERAL FOR SECURITIES LENDING
(COST $130,608,081)                                                                            124,750,023
                                                                                            --------------

   SHARES                                                         YIELD
------------                                                  -------------
SHORT-TERM INVESTMENTS: 0.86%

MUTUAL FUNDS: 0.71%
  13,992,188  WELLS FARGO ADVANTAGE MONEY MARKET
              TRUST~+++                                           0.22(s)                       13,992,188
                                                                                            --------------

 PRINCIPAL                                                    INTEREST RATE
------------                                                  -------------
US TREASURY BILLS: 0.15%
$     50,000  US TREASURY BILL###                                 0.07          02/04/2010          49,981
   1,100,000  US TREASURY BILL###                                 0.12          02/04/2010       1,099,577
      50,000  US TREASURY BILL###                                 0.16          02/04/2010          49,981
     100,000  US TREASURY BILL###                                 0.17          02/04/2010          99,962
   1,200,000  US TREASURY BILL###                                 0.27          02/04/2010       1,199,538
     295,000  US TREASURY BILL###                                 0.30          11/08/2009         294,971

                                                                                                 2,794,010
                                                                                            --------------

TOTAL SHORT-TERM INVESTMENTS
(COST   $16,785,421)                                                                            16,786,198
                                                                                            --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $2,188,729,603)*                            106.76%                                   $2,099,441,257

OTHER ASSETS AND LIABILITIES, NET                  (6.76)                                     (132,856,882)
                                                  ------                                    --------------

TOTAL NET ASSETS                                  100.00%                                   $1,966,584,375
                                                  ------                                    --------------

Portfolio of Investments--September 30, 2009   Wells Fargo Advantage Master Portfolios 117

INDEX PORTFOLIO

----------
<<   All or a portion of this security is on loan.

+    Non-income earning securities.

(l) Long-term security of an affiliate of the fund with a total cost of $37,568,613.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

(p)  Asset-backed commercial paper.

+/-  Variable rate investments.

ss These securities are subject to a demand feature which reduces the effective maturity.

#### This security is currently in default with regards to scheduled interest and/or principal payments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security.

(s)  Rate shown is the 1-day annualized yield at period end.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The fund does not pay an investment advisory fee for such investments.

+++  Short-term security of an affiliate of the Fund with a cost of $13,992,188.

##   Zero coupon bond. Interest rate presented is yield to maturity.

#    Security pledged as collateral for futures transactions.

* Cost for federal income tax purposes is $2,233,819,817 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation  $ 323,885,005
Gross unrealized depreciation   (458,263,565)
                               -------------
Net unrealized depreciation    $(134,378,560)

The accompanying notes are an integral part of these financial statements.

118 Wells Fargo Advantage Master Portfolios   Portfolio of Investments--September 30, 2009

INTERNATIONAL CORE PORTFOLIO

   SHARES      SECURITY NAME                                                                       VALUE
-----------    ---------------------------------------------------------------------------    ---------------
COMMON STOCKS: 97.46%

AUSTRALIA: 1.88%
     56,430    AMP LIMITED (INSURANCE CARRIERS)                                               $       324,582
      5,700    ASX LIMITED (BUSINESS SERVICES)                                                        177,005
      9,903    NEWCREST MINING LIMITED (METAL MINING)                                                 278,692
          1    RIO TINTO LIMITED (METAL MINING)                                                            26
     31,184    SUNCORP-METWAY LIMITED (DEPOSITORY INSTITUTIONS)                                       244,293
      7,348    WOODSIDE PETROLEUM LIMITED (OIL & GAS EXTRACTION)                                      337,928

                                                                                                    1,362,526
                                                                                              ---------------

AUSTRIA: 0.22%
      5,543    RHI AG (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                        158,497
                                                                                              ---------------
BELGIUM: 0.85%
     27,695    AGFA-GEVAERT NV (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
               PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                       152,384
      6,079    INBEV NA (FOOD & KINDRED PRODUCTS)                                                     277,592
      3,751    KBC BANK VERZEKERINGS HOLDINGS (DEPOSITORY INSTITUTIONS)                               188,412

                                                                                                      618,388
                                                                                              ---------------

BERMUDA: 0.41%
      2,673    PARTNERRE LIMITED (INSURANCE CARRIERS)                                                 205,661
      1,646    RENAISSANCERE HOLDINGS LIMITED (INSURANCE CARRIERS)                                     90,135

                                                                                                      295,796
                                                                                              ---------------

BRAZIL: 0.64%
     17,600    USINAS SIDERURGICAS DE MINAS GERAIS SA (PRIMARY METAL INDUSTRIES)                      465,532
                                                                                              ---------------

CANADA: 4.10%
      3,691    AGNICO-EAGLE MINES LIMITED (METAL MINING)                                              250,434
     20,955    BROOKFIELD ASSET MANAGEMENT INCORPORATED (HOLDING & OTHER INVESTMENT
               OFFICES)                                                                               475,888
     15,358    CANADIAN NATURAL RESOURCES LIMITED (OIL & GAS EXTRACTION)                            1,037,111
     11,183    ENCANA CORPORATION (OIL & GAS EXTRACTION)                                              647,594
      5,218    GOLDCORP INCORPORATED (METAL MINING)                                                   209,471
      5,290    RESEARCH IN MOTION LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY &                        357,340
               COMPUTER EQUIPMENT)
                                                                                                    2,977,838
                                                                                              ---------------

CHINA: 2.05%
     26,112    SINA CORPORATION (BUSINESS SERVICES)                                                   991,212
     25,509    VANCEINFO TECHNOLOGIES INCORPORATED (BUSINESS SERVICES)                                495,895

                                                                                                    1,487,107
                                                                                              ---------------

DENMARK: 0.35%
      3,516    CARLSBERG A/S (FOOD & KINDRED PRODUCTS)                                                254,695
                                                                                              ---------------

FINLAND: 0.34%
     16,595    NOKIA OYJ (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
               EXCEPT COMPUTER EQUIPMENT)                                                             244,058
                                                                                              ---------------

FRANCE: 9.47%
      6,620    ALSTOM (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                        483,112
     30,296    AXA SA (INSURANCE CARRIERS)                                                            820,177
      7,404    BNP PARIBAS SA (DEPOSITORY INSTITUTIONS)                                               591,575
     13,474    COMPAGNIE DE SAINT-GOBAIN (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                     698,978
      4,967    COMPAGNIE GENERALE DES ETABLISSEMENTS MICHELIN (RUBBER &
               MISCELLANEOUS PLASTICS PRODUCTS)                                                       389,664
     13,481    FRANCE TELECOM SA (COMMUNICATIONS)                                                     359,140
      5,857    LVMH MOET HENNESSY LOUIS VUITTON SA (CONSUMER SERVICES)                                589,077


Portfolio of Investments--September 30, 2009   Wells Fargo Advantage Master Portfolios 119

INTERNATIONAL CORE PORTFOLIO

  SHARES     SECURITY NAME                                                                            VALUE
-----------  ---------------------------------------------------------------------------------   ---------------
FRANCE (continued)
     36,595  NATIXIS (DEPOSITORY INSTITUTIONS)                                                   $       220,632
      2,210  NEOPOST SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                         198,342
      4,439  PPR SA (APPAREL & ACCESSORY STORES)                                                         568,971
      6,963  PUBLICIS GROUPE (COMMUNICATIONS)                                                            279,290
      8,336  SCOR REGROUPE (INSURANCE CARRIERS)                                                          227,869
      6,585  SOCIETE GENERALE (DEPOSITORY INSTITUTIONS)                                                  529,992
      7,128  TECHNIP SA (OIL & GAS EXTRACTION)                                                           455,305
      3,098  TOTAL SA (OIL & GAS EXTRACTION)                                                             184,082
      8,836  VIVENDI SA (COMMUNICATIONS)                                                                 273,410

                                                                                                       6,869,616
                                                                                                 ---------------

GERMANY: 16.43%
     21,589  ADIDAS-SALOMON AG (APPAREL & ACCESSORY STORES)                                            1,142,698
      4,226  AIXTRON AG (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                  115,149
      4,384  ALLIANZ SE (INSURANCE CARRIERS)                                                             547,679
     11,282  BASF AG (CHEMICALS & ALLIED PRODUCTS)                                                       597,813
      5,873  BAYER AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
             OPTICAL)                                                                                    406,940
     52,369  COMMERZBANK AG (DEPOSITORY INSTITUTIONS)                                                    664,039
     23,639  DAIMLER AG (TRANSPORTATION EQUIPMENT)                                                     1,190,148
      8,891  DEUTSCHE BANK AG (DEPOSITORY INSTITUTIONS)                                                  682,347
     22,589  DEUTSCHE BOERSE AG (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)          1,846,165
     14,459  DEUTSCHE POST AG (TRANSPORTATION SERVICES)                                                  270,831
     13,164  FRESENIUS AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
             MEDICAL & OPTICAL)                                                                          770,353
      3,486  HOCHTIEF AG (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                265,572
     81,236  INFINEON TECHNOLOGIES AG (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
             EXCEPT COMPUTER EQUIPMENT)+                                                                 458,272
      6,053  KLOECKNER & COMPANY (TRANSPORTATION BY AIR)                                                 138,702
      3,667  LANXESS (CHEMICALS)                                                                         126,372
      2,730  METRO AG (FOOD STORES)                                                                      154,405
      4,886  MUENCHENER RUECKVERSICHERUNGS GESELLSCHAFT AG (INSURANCE CARRIERS)                          779,561
      2,713  SALZGITTER AG (STEEL PRODUCERS, PRODUCTS)                                                   260,041
      3,309  SAP AG (BUSINESS SERVICES)                                                                  161,150
      5,880  SIEMENS AG (WHOLESALE TRADE NON-DURABLE GOODS)                                              544,495
      6,817  VOLKSWAGEN AG (TRANSPORTATION EQUIPMENT)                                                    793,967

                                                                                                      11,916,699
                                                                                                 ---------------

GREECE: 1.24%
     50,228  HELLENIC EXCHANGES SA HOLDING (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES &
             SERVICES)                                                                                   637,993
      7,257  NATIONAL BANK OF GREECE SA (DEPOSITORY INSTITUTIONS)                                        260,180

                                                                                                         898,173
                                                                                                 ---------------

HONG KONG: 1.25%
     40,474  CHINA MOBILE (HONG KONG) LIMITED (COMMUNICATIONS)                                           394,815
      1,473  CHINA MOBILE LIMITED ADR (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
             EXCEPT COMPUTER EQUIPMENT)                                                                   72,339
     11,345  HONG KONG EXCHANGES & CLEARING LIMITED (BUSINESS SERVICES)                                  205,673
     32,000  HUTCHINSON WHAMPOA LIMITED (DIVERSIFIED OPERATIONS)                                         231,018

                                                                                                         903,845
                                                                                                 ---------------

IRELAND: 0.78%
     28,752  ALLIED IRISH BANKS PLC (DEPOSITORY INSTITUTIONS)                                            137,478
     26,736  BANK OF IRELAND PLC (DEPOSITORY INSTITUTIONS)                                               133,805
     34,599  EXPERIAN GROUP LIMITED (BUSINESS SERVICES)                                                  291,127

                                                                                                         562,410
                                                                                                 ---------------

120 Wells Fargo Advantage Master Portfolios   Portfolio of Investments--September 30, 2009

INTERNATIONAL CORE PORTFOLIO

  SHARES       SECURITY NAME                                                                         VALUE
-----------    ----------------------------------------------------------------------------      -------------
ISRAEL: 0.42%
      6,029    TEVA PHARMACEUTICAL INDUSTRIES LIMITED ADR (BIOPHARMACEUTICALS)                   $     304,826
                                                                                                 -------------

JAPAN: 16.80%
      6,800    ADVANTEST CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
               EXCEPT COMPUTER EQUIPMENT)                                                              188,626
     53,000    ASAHI GLASS COMPANY LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY &
               MOBILE HOME DEALERS)                                                                    428,062
     12,100    CANON INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
               EXCEPT COMPUTER EQUIPMENT)                                                              489,311
     13,200    ELPIDA MEMORY INCORPORATED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
               EQUIPMENT)+                                                                             173,079
    591,000    ISUZU MOTORS LIMITED (TRANSPORTATION EQUIPMENT)                                       1,250,933
    114,000    KAWASAKI HEAVY INDUSTRIES LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)              289,556
     35,900    KOMATSU LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                672,688
     16,700    MAKITA CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
               EXCEPT COMPUTER EQUIPMENT)<<                                                            530,218
      6,400    MILLEA HOLDINGS INCORPORATED (INSURANCE CARRIERS)                                       185,373
     60,800    MITSUBISHI UFJ FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                   326,470
    115,800    MIZUHO FINANCIAL GROUP INCORPORATED (BANKING)                                           229,626
      5,000    NIKON CORPORATION (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
               PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                         91,461
     53,000    NIPPON ELECTRIC GLASS COMPANY LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)          483,563
     99,400    NOMURA HOLDINGS INCORPORATED (SECURITY & COMMODITY BROKERS, DEALERS,
               EXCHANGES & SERVICES)<<                                                                 612,357
      4,450    ORIX CORPORATION (MISCELLANEOUS RETAIL)                                                 271,665
        474    RAKUTEN INCORPORATED (COMMUNICATIONS)                                                   315,771
     54,000    SOMPO JAPAN INSURANCE INCORPORATED (INSURANCE CARRIERS)                                 363,349
         80    SONY FINANCIAL HOLDINGS INCORPORATED (INSURANCE - LIFE)                                 229,845
    227,000    SUMITOMO HEAVY INDUSTRIES LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY &
               COMPUTER EQUIPMENT)                                                                   1,107,625
      8,050    T&D HOLDINGS INCORPORATED (INSURANCE CARRIERS)                                          217,919
      5,000    TDK CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                289,088
      4,900    TOKYO ELECTRON LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
               EXCEPT COMPUTER EQUIPMENT)                                                              312,783
    196,000    TOSHIBA CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)          1,028,419
     88,000    TOSHIBA MACHINE COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
               EQUIPMENT)                                                                              324,492
     19,300    TOYOTA MOTOR CORPORATION (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)               767,571
      6,200    UNI-CHARM CORPORATION (APPAREL & ACCESSORY STORES)                                      588,470
      1,241    YAHOO JAPAN CORPORATION (BUSINESS SERVICES)                                             421,662

                                                                                                    12,189,982
                                                                                                 -------------

LUXEMBOURG: 0.89%
     17,191    ARCELORMITTAL (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
               MEDICAL & OPTICAL)                                                                      642,751
                                                                                                 -------------

NETHERLANDS: 5.93%
      7,372    ASML HOLDING NV (SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED)                       216,836
      9,724    BRUNEL INTERNATIONAL (BUSINESS SERVICES)                                                332,263
      5,338    HEINEKEN NV (EATING & DRINKING PLACES)                                                  246,098
     39,767    ING GROEP NV (FINANCIAL SERVICES)                                                       709,959
     33,215    RANDSTAD HOLDINGS NV (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                       1,434,589
     17,237    UNILEVER NV (FOOD & KINDRED PRODUCTS)                                                   496,785
     41,661    USG PEOPLE NV (BUSINESS SERVICES)                                                       863,873

                                                                                                     4,300,403
                                                                                                 -------------

RUSSIA: 0.39%
     15,906    MECHEL ADR (PRIMARY METAL INDUSTRIES)                                                   285,990
                                                                                                 -------------

SINGAPORE: 0.29%
     22,000    DBS GROUP HOLDINGS LIMITED (DEPOSITORY INSTITUTIONS)                                    207,404
                                                                                                 -------------

Portfolio of Investments--September 30, 2009   Wells Fargo Advantage Master Portfolios 121

INTERNATIONAL CORE PORTFOLIO

   SHARES       SECURITY NAME                                                                        VALUE
------------    -----------------------------------------------------------------------------    -------------
SOUTH KOREA: 1.85%
         224    LOTTE CONFECTIONERY COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                    $     235,359
       4,458    POSCO ADR (PRIMARY METAL INDUSTRIES)                                                   463,365
         932    SAMSUNG ELECTRONICS COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL
                EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)
                                                                                                       644,668

                                                                                                     1,343,392
                                                                                                 -------------

SPAIN: 3.61%
      40,457    BANCO SANTANDER CENTRAL HISPANO SA (DEPOSITORY INSTITUTIONS)                           651,234
       8,374    BOLSAS Y MERCADOS ESPANOLES SA (BUSINESS SERVICES)                                     326,083
      80,232    CRITERIA CAIXACORP SA (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES
                & SERVICES)                                                                            412,102
       9,376    GRIFOLS SA (HEALTH SERVICES)                                                           178,572
       9,236    INDUSTRIA DE DISENO TEXTIL SA (APPAREL & ACCESSORY STORES)                             529,946
      18,771    TELEFONICA SA (COMMUNICATIONS)                                                         517,922

                                                                                                     2,615,859
                                                                                                 -------------

SWEDEN: 1.57%
       6,691    HENNES & MAURITZ AB CLASS B (APPAREL & OTHER FINISHED PRODUCTS MADE
                FROM FABRICS & SIMILAR MATERIALS)                                                      375,756
      57,580    NORDEA BANK AB (DEPOSITORY INSTITUTIONS)                                               579,818
      12,595    SKANSKA AB CLASS B (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION
                CONTRACTS)                                                                             184,823

                                                                                                     1,140,397
                                                                                                 -------------

SWITZERLAND: 8.84%
      34,196    ABB LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                                       686,362
       5,752    ACTELION LIMITED (CHEMICALS & ALLIED PRODUCTS)+                                        357,176
      15,612    ADECCO SA (BUSINESS SERVICES)                                                          830,089
      16,914    CREDIT SUISSE GROUP (NON-DEPOSITORY CREDIT INSTITUTIONS)                               938,488
      17,003    NESTLE SA (FOOD & KINDRED PRODUCTS)                                                    724,551
       8,927    NOVARTIS AG (CHEMICALS & ALLIED PRODUCTS)                                              446,652
       3,965    ROCHE HOLDINGS AG GENUSSCHEIN (MEDICAL PRODUCTS)                                       640,874
       2,956    SWATCH GROUP AG CLASS B (APPAREL & ACCESSORY STORES)                                   696,284
       3,621    TRANSOCEAN LIMITED (OIL & GAS EXTRACTION)                                              309,697
       3,294    ZURICH FINANCIAL SERVICES AG (FINANCIAL SERVICES)                                      783,529

                                                                                                     6,413,702
                                                                                                 -------------

TAIWAN: 0.39%
      17,000    MEDIATEK INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                 283,439
                                                                                                 -------------

UNITED KINGDOM: 17.58%
      54,848    AMEC PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
                BUILDERS)                                                                              661,801
       9,431    ANGLO AMERICAN PLC (METAL MINING)                                                      300,390
      30,202    ANTOFAGASTA PLC (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT
                FUELS)                                                                                 366,592
     160,299    ASHTEAD GROUP PLC (TRANSPORTATION EQUIPMENT)                                           220,318
     248,102    BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                                               1,467,074
      26,357    BG GROUP PLC (OIL & GAS EXTRACTION)                                                    457,873
      37,227    BHP BILLITON PLC (COAL MINING)                                                       1,016,169
      34,597    BP PLC (OIL & GAS EXTRACTION)                                                          305,762
      20,694    BRITISH AIRWAYS PLC (TRANSPORTATION BY AIR)                                             72,924
      32,225    BURBERRY GROUP PLC (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS
                & SIMILAR MATERIALS)                                                                   259,306
      30,962    CADBURY PLC (FOOD & KINDRED PRODUCTS)                                                  397,342
      37,701    COOKSON GROUP PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                             247,697
     300,204    HAYS PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                    498,965
     134,705    HSBC HOLDINGS PLC (DEPOSITORY INSTITUTIONS)                                          1,541,405
      24,325    ICAP PLC (HOLDING & OTHER INVESTMENT OFFICES)                                          164,326
      13,612    INTERCONTINENTAL HOTELS GROUP PLC (HOTELS, ROOMING HOUSES, CAMPS &
                OTHER LODGE PLACES)                                                                    176,752

122 Wells Fargo Advantage Master Portfolios   Portfolio of Investments--September 30, 2009

INTERNATIONAL CORE PORTFOLIO

   SHARES       SECURITY NAME                                                                                            VALUE
------------    -----------------------------------------------                                                       ------------
UNITED KINGDOM (continued)
       8,151    INTERTEK GROUP PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                         $    165,307
      51,158    INVENSYS PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                      237,999
     132,902    MAN GROUP PLC (BUSINESS SERVICES)                                                                          703,464
       4,951    NEXT PLC (APPAREL & ACCESSORY STORES)                                                                      141,792
       4,778    RECKITT BENCKISER GROUP (CHEMICALS & ALLIED PRODUCTS)                                                      233,509
      28,518    REXAM PLC (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                         118,954
      12,625    RIO TINTO PLC (METAL MINING)                                                                               538,406
      11,701    ROYAL DUTCH SHELL PLC CLASS A (OIL & GAS EXTRACTION)                                                       333,516
      31,844    SAVILLS PLC (CONSULTING SERVICES)                                                                          169,266
      21,472    STANDARD CHARTERED PLC (DEPOSITORY INSTITUTIONS)                                                           529,148
      14,892    TRAVIS PERKINS PLC (BUSINESS SERVICES)                                                                     198,252
     234,693    VODAFONE GROUP PLC (COMMUNICATIONS)                                                                        525,858
      31,621    WPP PLC (COMMUNICATION & INFORMATION)                                                                      271,375
      29,171    XSTRATA PLC (DIVERSIFIED MINING)                                                                           430,069

                                                                                                                        12,751,611
                                                                                                                      ------------

TOTAL COMMON STOCKS (COST $59,634,869)                                                                                  70,700,969
                                                                                                                      ------------

                                                                                                    EXPIRATION DATE
                                                                                                    ---------------
RIGHTS: 0.02%
       7,404    BNP PARIBAS (DIVERSIFIED FINANCIAL SERVICES)+                                          10/13/2009           16,035
                                                                                                                      ------------

TOTAL RIGHTS (COST $0)                                                                                                      16,035
                                                                                                                      ------------

COLLATERAL FOR SECURITIES LENDING: 1.25%

COLLATERAL INVESTED IN BUSINESS TRUSTS: 1.25%                                   YIELD
                                                                                -----
     891,001    BANK OF NEW YORK INSTITUTIONAL CASH
                RESERVE FUND SERIES A                                            0.04%(u)                                  891,001
      19,567    BANK OF NEW YORK INSTITUTIONAL CASH
                RESERVE FUND SERIES B(a)                                         0.00(u)                                    15,654

                                                                                                                           906,655
                                                                                                                      ------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $910,568)                                                                    906,655
                                                                                                                      ------------

SHORT-TERM INVESTMENTS: 1.04%
     753,488    WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                     0.22(s)                                   753,488
                                                                                                                      ------------

TOTAL SHORT-TERM INVESTMENTS (COST $753,488)                                                                               753,488
                                                                                                                      ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $61,815,230)*                                              100.87%                                              $ 73,171,114
OTHER ASSETS AND LIABILITIES, NET                                 (0.87)                                                  (629,129)
                                                                 ------                                               ------------
TOTAL NET ASSETS                                                 100.00%                                              $ 72,541,985
                                                                 ------                                               ------------

Portfolio of Investments--September 30, 2009     Wells Fargo Advantage Master Portfolios 123

INTERNATIONAL CORE PORTFOLIO

------------
<<    All or a portion of this security is on loan.

+     Non-income earning securities.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(s)   Rate shown is the 1-day annualized yield at period end.

(u)   Rate shown is the daily yield at period end.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Wells Fargo Advantage Money Market Fund does not pay an investment advisory fee.

+++   Short-term security of an affiliate of the Fund with a cost of $753,488.

* Cost for federal income tax purposes is $63,954,462 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation            $ 12,088,253
Gross unrealized depreciation              (2,871,601)
                                         ------------
Net unrealized appreciation              $  9,216,652

The accompanying notes are an integral part of these financial statements.

124 Wells Fargo Advantage Master Portfolios        Portfolio of Investments--September 30, 2009

INTERNATIONAL GROWTH PORTFOLIO

    SHARES        SECURITY NAME                                                              VALUE
---------------   --------------------------------------------------------------------   ---------------
COMMON STOCKS: 98.36%

BELGIUM: 1.40%
         44,877   INBEV NA (FOOD & KINDRED PRODUCTS)                                     $     2,049,267
          4,370   UMICORE (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)             130,839

                                                                                               2,180,106
                                                                                         ---------------

BRAZIL: 1.53%
         60,655   PETROLEO BRASILEIRO SA ADR CLASS A (OIL COMPANIES)                           2,384,348
                                                                                         ---------------

CANADA: 2.71%
         90,292   CANADIAN PACIFIC RAILWAY LIMITED (RAILROAD TRANSPORTATION)                   4,221,151
                                                                                         ---------------

CHINA: 4.33%
      3,037,029   CHINA CONSTRUCTION BANK CLASS H (FINANCIAL SERVICES)                         2,425,689
        738,000   CHINA LIFE INSURANCE COMPANY LIMITED (INSURANCE CARRIERS)                    3,213,850
        137,400   CHINA MERCHANTS BANK COMPANY LIMITED (DEPOSITORY INSTITUTIONS)                 306,356
      1,039,000   INDUSTRIAL & COMMERCIAL BANK OF CHINA LIMITED CLASS H (DEPOSITORY
                  INSTITUTIONS)                                                                  782,932
          3,150   WYNN MACAU LIMITED (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE
                  PLACES)(i)                                                                       4,097

                                                                                               6,732,924
                                                                                         ---------------

DENMARK: 0.90%
         53,549   DANSKE BANK A/S (DEPOSITORY INSTITUTIONS)                                    1,402,661
                                                                                         ---------------

FRANCE: 12.82%
         48,447   ACCOR SA (METAL MINING)                                                      2,696,857
         32,873   BNP PARIBAS SA (DEPOSITORY INSTITUTIONS)                                     2,626,530
         19,359   COMPAGNIE DE SAINT-GOBAIN (STONE, CLAY, GLASS & CONCRETE PRODUCTS)           1,004,268
         38,757   CREDIT AGRICOLE SA (DEPOSITORY INSTITUTIONS)                                   809,895
          6,364   GROUPE DANONE (FOOD & KINDRED PRODUCTS)                                        383,501
        212,898   NATIXIS (DEPOSITORY INSTITUTIONS)                                            1,283,569
         44,720   PERNOD-RICARD (FOOD & KINDRED PRODUCTS)<<                                    3,551,502
         38,282   SOCIETE GENERALE (DEPOSITORY INSTITUTIONS)                                   3,081,114
          7,776   UNIBAIL (REAL ESTATE)                                                        1,615,259
         51,279   VINCI SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION
                  CONTRACTS)                                                                   2,901,027

                                                                                              19,953,522
                                                                                         ---------------

GERMANY: 15.37%
         16,938   ALLIANZ AG (INSURANCE CARRIERS)                                              2,116,011
         75,402   BAYER AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
                  PHOTOGRAPHIC, MEDICAL & OPTICAL)                                             5,224,603
         97,506   DAIMLER AG (TRANSPORTATION EQUIPMENT)                                        4,909,117
        110,580   DEUTSCHE POST AG (TRANSPORTATION SERVICES)                                   2,071,271
         11,185   FRAPORT AG (TRANSPORTATION SERVICES)                                           594,964
         47,566   LINDE AG (ELECTRIC, GAS & SANITARY SERVICES)                                 5,156,417
         24,115   MUENCHENER RUECKVERSICHERUNGS GESELLSCHAFT AG (INSURANCE CARRIERS)           3,847,545

                                                                                              23,919,928
                                                                                         ---------------

HONG KONG: 3.68%
        305,054   BANK OF EAST ASIA LIMITED (DEPOSITORY INSTITUTIONS)<<                        1,102,123
        415,600   CHINA MERCHANTS HOLDINGS INTERNATIONAL COMPANY (HONG KONG) LIMITED
                  (MOTOR FREIGHT TRANSPORTATION & WAREHOUSING)                                 1,378,174
        982,582   GENTING INTERNATIONAL PLC (REAL ESTATE)+<<                                     781,239
         49,600   HSBC HOLDINGS PLC (NON-DEPOSITORY CREDIT INSTITUTIONS)                         575,356
        238,000   LI & FUNG LIMITED (WHOLESALE TRADE NON-DURABLE GOODS)                          959,671
        479,129   NWS HOLDINGS LIMITED (BUSINESS SERVICES)                                       927,340

                                                                                               5,723,903
                                                                                         ---------------

Portfolio of Investments--September 30, 2009        Wells Fargo Advantage Master Portfolios 125

INTERNATIONAL GROWTH PORTFOLIO

    SHARES        SECURITY NAME                                                              VALUE
---------------   ---------------------------------------------------------------------  ---------------
INDIA: 2.25%
         15,043   HOUSING DEVELOPMENT FINANCE CORPORATION (BUSINESS SERVICES)            $       872,325
         17,677   ICICI BANK LIMITED (DEPOSITORY INSTITUTIONS)                                   333,513
         59,529   ICICI BANK LIMITED ADR (DEPOSITORY INSTITUTIONS)                             2,295,438

                                                                                               3,501,276
                                                                                         ---------------

IRELAND: 2.29%
          4,978   ACCENTURE PLC (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED
                  SERVICES)                                                                      185,530
         96,287   BANK OF IRELAND PLC (DEPOSITORY INSTITUTIONS)                                  481,886
         52,435   COVIDIEN LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
                  PHOTOGRAPHIC, MEDICAL & OPTICAL)                                             2,268,338
         74,280   EXPERIAN GROUP LIMITED (BUSINESS SERVICES)                                     625,015

                                                                                               3,560,769
                                                                                         ---------------

ITALY: 3.79%
         66,573   ASSICURAZIONI GENERALI SPA (INSURANCE CARRIERS)                              1,824,678
        496,419   BANCA MONTE DEI PASCHI DI SIENA SPA (DEPOSITORY INSTITUTIONS)                1,062,053
        679,587   INTESA SANPAOLO SPA (DEPOSITORY INSTITUTIONS)                                3,005,812

                                                                                               5,892,543
                                                                                         ---------------

JAPAN: 5.86%
         13,200   ADVANTEST CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                  COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                         366,156
         54,997   DENSO CORPORATION (TRANSPORTATION EQUIPMENT)                                 1,617,469
            329   JAPAN TOBACCO INCORPORATED (TOBACCO PRODUCTS)                                1,128,859
         55,300   MITSUI & COMPANY LIMITED (WHOLESALE TRADE-DURABLE GOODS)                       723,246
          6,250   MITSUI FUDOSAN COMPANY LIMITED (REAL ESTATE)                                   105,762
        513,800   MIZUHO FINANCIAL GROUP INCORPORATED (BANKING)                                1,018,843
         29,700   SUMITOMO MITSUI FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)       1,035,604
        134,211   SUZUKI MOTOR CORPORATION (TRANSPORTATION EQUIPMENT)<<                        3,132,313

                                                                                               9,128,252
                                                                                         ---------------

MEXICO: 0.99%
         83,089   GRUPO TELEVISA SA ADR (COMMUNICATIONS)                                       1,544,625
                                                                                         ---------------

NETHERLANDS: 8.74%
         23,924   AKZO NOBEL NV (CHEMICALS & ALLIED PRODUCTS)                                  1,482,121
        223,071   ASML HOLDING NV (SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED)            6,561,296
         32,373   HEINEKEN HOLDING NV (BREWERY)                                                1,320,530
         38,157   HEINEKEN NV (BREWERY)                                                        1,759,155
        139,216   ING GROEP NV (FINANCIAL SERVICES)                                            2,485,418

                                                                                              13,608,520
                                                                                         ---------------

RUSSIA: 2.40%
        157,773   GAZPROM ADR (OIL & GAS EXTRACTION)                                           3,729,754
                                                                                         ---------------

SINGAPORE: 1.03%
        287,400   OVERSEA-CHINESE BANKING CORPORATION LIMITED (DEPOSITORY INSTITUTIONS)        1,601,597
                                                                                         ---------------

SPAIN: 2.54%
         25,871   INDUSTRIA DE DISENO TEXTIL SA (APPAREL & ACCESSORY STORES)                   1,484,433
         89,599   TELEFONICA SA (COMMUNICATIONS)                                               2,472,180

                                                                                               3,956,613
                                                                                         ---------------

SWEDEN: 2.43%
         95,955   ATLAS COPCO AB CLASS A (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
                  EQUIPMENT)                                                                   1,236,024
         54,139   SANDVIK AB (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME
                  DEALERS)                                                                       597,976
        144,205   SKANDINAVISKA ENSKILDA BANKEN AB CLASS A (DEPOSITORY INSTITUTIONS)             972,213
         61,959   SKF AB CLASS B (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY &
                  TRANSPORTATION EQUIPMENT)                                                      973,199

                                                                                               3,779,412
                                                                                         ---------------

126 Wells Fargo Advantage Master Portfolios      Portfolio of Investments--September 30, 2009

INTERNATIONAL GROWTH PORTFOLIO

    SHARES        SECURITY NAME                                                                                        VALUE
---------------   -----------------------------------------------                                                  ---------------
SWITZERLAND: 10.14%
         44,018   CREDIT SUISSE GROUP (NON-DEPOSITORY CREDIT
                  INSTITUTIONS)                                                                                    $     2,442,377
         51,823   HOLCIM LIMITED (BUILDING CONSTRUCTION-GENERAL
                  CONTRACTORS & OPERATIVE BUILDERS)+                                                                     3,555,536
         79,340   NESTLE SA (FOOD & KINDRED PRODUCTS)                                                                    3,380,927
         41,043   NOVARTIS AG (CHEMICALS & ALLIED PRODUCTS)                                                              2,053,536
          5,020   ROCHE HOLDINGS AG BEARER SHARES (MEDICAL
                  PRODUCTS)(i)                                                                                             839,492
         21,733   ROCHE HOLDINGS AG GENUSSCHEIN (MEDICAL
                  PRODUCTS)                                                                                              3,512,764

                                                                                                                        15,784,632
                                                                                                                   ---------------

TAIWAN: 1.22%
        172,768   TAIWAN SEMICONDUCTOR MANUFACTURING COMPANY
                  LIMITED ADR (ELECTRONIC & OTHER
                  ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                  COMPUTER EQUIPMENT)                                                                                    1,893,537
                                                                                                                   ---------------

UNITED KINGDOM: 9.37%
         83,536   CADBURY PLC (FOOD & KINDRED PRODUCTS)                                                                  1,072,036
        220,298   HSBC HOLDINGS PLC (DEPOSITORY INSTITUTIONS)                                                            2,520,830
         65,725   IMPERIAL TOBACCO GROUP PLC (TOBACCO PRODUCTS)                                                          1,899,105
        518,482   KINGFISHER PLC (BUILDING MATERIALS, HARDWARE,
                  GARDEN SUPPLY & MOBILE HOME DEALERS)                                                                   1,764,125
        243,505   NATIONAL GRID PLC (ELECTRONIC & OTHER
                  ELECTRICAL EQUIPMENT & COMPONENTS,
                  EXCEPT COMPUTER EQUIPMENT)                                                                             2,350,525
        204,600   SMITH & NEPHEW PLC (CHEMICALS & ALLIED
                  PRODUCTS)                                                                                              1,832,742
        321,910   TESCO PLC (FOOD & KINDRED PRODUCTS)                                                                    2,055,796
        244,229   WILLIAM MORRISON SUPERMARKETS PLC (FOOD &
                  KINDRED PRODUCTS)                                                                                      1,082,348

                                                                                                                        14,577,507
                                                                                                                   ---------------

UNITED STATES OF AMERICA: 2.57%
         75,421   ACTIVISION BLIZZARD INCORPORATED (BUSINESS
                  SERVICES)+                                                                                               934,466
         44,812   PHILIP MORRIS INTERNATIONAL (TOBACCO PRODUCTS)                                                         2,184,137
         14,889   SCHLUMBERGER LIMITED (OIL & GAS EXTRACTION)                                                              887,384
                                                                                                                         4,005,987
                                                                                                                   ---------------

TOTAL COMMON STOCKS (COST $133,404,740)                                                                                153,083,567
                                                                                                                   ---------------
                                                                                            EXPIRATION DATE
                                                                                            ---------------
RIGHTS: 0.05%
         32,873   BNP PARIBAS (DIVERSIFIED FINANCIAL SERVICES)+                                 10/13/2009                  71,195
                                                                                                                   ---------------

TOTAL RIGHTS (COST $0)                                                                                                      71,195
                                                                                                                   ---------------
COLLATERAL FOR SECURITIES LENDING: 4.11%
                                                                                   YIELD
                                                                                 ---------
COLLATERAL INVESTED IN BUSINESS TRUSTS: 4.11%
      6,357,010   BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND
                  SERIES A                                                        0.04%(u)                               6,357,010
         57,600   BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND
                  SERIES B(a)                                                     0.00(u)                                   46,080

                                                                                                                         6,403,090
                                                                                                                   ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $6,414,610)                                                                6,403,090
                                                                                                                   ---------------
SHORT-TERM INVESTMENTS: 1.97%
      3,064,470   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                    0.22(s)                                3,064,470
                                                                                                                   ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $3,064,470)                                                                           3,064,470
                                                                                                                   ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $142,883,820)*                                                104.49%                                        $   162,622,322
OTHER ASSETS AND LIABILITIES, NET                                    (4.49)                                             (6,994,985)
                                                                    ------                                         ---------------

TOTAL NET ASSETS                                                    100.00%                                        $   155,627,337
                                                                    ------                                         ---------------

Portfolio of Investments--September 30, 2009    Wells Fargo Advantage Master Portfolios 127

INTERNATIONAL GROWTH PORTFOLIO

----------
+     Non-income earning securities.

<<    All or a portion of this security is on loan.

~ This wells fargo advantage fund invests cash balances that it retains for liquidity purposes in a wells fargo advantage money market fund. The fund does not pay An investment advisory fee for such investments.

(a) Security fair valued in accordance with the procedures approved by the board of trustees.

(i)   Illiquid security.

(s)   Rate shown is the 1-day annualized yield at period end.

(u)   Rate shown is the daily yield at period end.

+++   Short-term security of an affiliate of the fund with a cost of $3,064,470.

* Cost for federal income tax purposes is $150,839,548 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation            $    22,504,814
Gross unrealized depreciation                (10,722,040)
                                         ---------------
Net unrealized appreciation              $    11,782,774

The accompanying notes are an integral part of these financial statements.

128 Wells Fargo Advantage Master Portfolios         Portfolio of Investments--September 30, 2009

INTERNATIONAL INDEX PORTFOLIO

  SHARES    SECURITY NAME                                                                              VALUE
----------  --------------------------------------------------------------------------------------  -----------
COMMON STOCKS : 97.75%

AUSTRALIA: 8.12%
     3,345  AGL ENERGY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                  $    40,340
    17,897  ALUMINA LIMITED (METAL MINING)                                                               28,893
     8,977  AMCOR LIMITED (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                                     43,399
    14,622  AMP LIMITED (INSURANCE CARRIERS)                                                             84,105
     2,525  ARISTOCRAT LEISURE LIMITED (AMUSEMENT & RECREATION SERVICES)                                 11,695
     4,366  ARROW ENERGY NL (OIL & GAS EXTRACTION)+                                                      16,485
    19,750  ASCIANO GROUP (TRANSPORTATION SERVICES)                                                      28,836
     1,266  ASX LIMITED (BUSINESS SERVICES)                                                              39,315
    16,736  AUSTRALIA & NEW ZEALAND BANKING GROUP LIMITED (DEPOSITORY INSTITUTIONS)                     360,106
     6,979  AXA ASIA PACIFIC HOLDINGS LIMITED (INSURANCE CARRIERS)                                       26,906
     2,366  BENDIGO BANK LIMITED (DEPOSITORY INSTITUTIONS)                                               19,620
    24,089  BHP BILLITON LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)             801,812
     1,488  BILLABONG INTERNATIONAL LIMITED (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS
            & SIMILAR MATERIALS)                                                                         15,753
    13,240  BLUESCOPE STEEL LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                             34,223
     4,324  BORAL LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                       23,231
    13,462  BRAMBLES LIMITED (BUSINESS SERVICES)                                                         95,960
     1,012  CALTEX AUSTRALIA LIMITED (PETROLEUM REFINING & RELATED INDUSTRIES)                           10,812
    12,385  CFS GANDEL RETAIL TRUST (REAL ESTATE)                                                        21,961
     4,041  COCA-COLA AMATIL LIMITED (FOOD & KINDRED PRODUCTS)                                           34,972
       407  COCHLEAR LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
            MEDICAL & OPTICAL)                                                                           23,971
    10,802  COMMONWEALTH BANK OF AUSTRALIA (DEPOSITORY INSTITUTIONS)                                    493,153
     3,194  COMPUTERSHARE LIMITED (BUSINESS SERVICES)                                                    31,446
     3,519  CROWN LIMITED (CASINO & GAMING)                                                              27,723
     4,332  CSL LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                   127,874
     8,961  CSR LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                 14,862
    27,879  DB RREEF TRUST (REAL ESTATE)                                                                 20,783
       485  ENERGY RESOURCES OF AUSTRALIA LIMITED (OIL & GAS EXTRACTION)                                 10,787
    15,525  FAIRFAX MEDIA LIMITED (COMMUNICATIONS)                                                       23,489
     9,141  FORTESCUE METALS GROUP LIMITED (METAL MINING)+                                               30,805
    13,837  FOSTER'S GROUP LIMITED (FOOD & KINDRED PRODUCTS)                                             67,749
     9,348  GOODMAN FIELDER LIMITED (DURABLE GOODS - CONSUMER)                                           13,772
    62,777  GPT GROUP (REAL ESTATE)                                                                      37,937
    68,250  GPT GROUP HOLDINGS ENTITLEMENT SHARES (REAL ESTATE)+(a)                                           0
     3,857  HARVEY NORMAN HOLDINGS LIMITED (GENERAL MERCHANDISE STORES)                                  14,631
    11,733  INCITEC PIVOT LIMITED (CHEMICALS & ALLIED PRODUCTS)                                          29,293
    14,573  INSURANCE AUSTRALIA GROUP LIMITED (INSURANCE CARRIERS)                                       48,597
     3,170  JAMES HARDIE INDUSTRIES NV (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                          21,981
     1,099  LEIGHTON HOLDINGS LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
            BUILDERS)                                                                                    35,068
     3,241  LEND LEASE CORPORATION LIMITED (REAL ESTATE)                                                 30,308
     2,184  LION NATHAN LIMITED (FOOD & KINDRED PRODUCTS)                                                22,061
       613  MACQUAIRE OFFICE TRUST (REAL ESTATE)                                                            162
     4,992  MACQUARIE AIRPORTS (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)             12,507
    43,832  MACQUARIE GOODMAN GROUP (PROPERTIES)                                                         25,715
     2,193  MACQUARIE GROUP LIMITED (DEPOSITORY INSTITUTIONS)                                           113,739
    16,588  MACQUARIE INFRASTRUCTURE GROUP (HOLDING & OTHER INVESTMENT OFFICES)                          21,585
     5,610  METCASH LIMITED (WHOLESALE TRADE-DURABLE GOODS)                                              22,271
    18,335  MIRVAC GROUP (REAL ESTATE)                                                                   27,174
    13,769  NATIONAL AUSTRALIA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                   373,642
     3,472  NEWCREST MINING LIMITED (METAL MINING)                                                       97,710
     1,156  NUFARM LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                 11,575
     9,856  ONESTEEL LIMITED (PRIMARY METAL INDUSTRIES)                                                  26,346
     2,634  ORICA LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                       54,607
     6,420  ORIGIN ENERGY LIMITED (OIL & GAS EXTRACTION)                                                 92,432

Portfolio of Investments--September 30, 2009                     Wells Fargo Advantage Master Portfolios 129

INTERNATIONAL INDEX PORTFOLIO

  SHARES    SECURITY NAME                                                                              VALUE
----------  --------------------------------------------------------------------------------------  -----------
AUSTRALIA (continued)
    22,899  OZ MINERALS LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)          $    23,030
     4,076  PALADIN ENERGY LIMITED (DIVERSIFIED MINING)+                                                 16,181
       294  PERPETUAL TRUSTEES AUSTRALIA LIMITED (BUSINESS SERVICES)                                     10,152
     8,060  QANTAS AIRWAYS (TRANSPORTATION BY AIR)                                                       20,336
     7,446  QBE INSURANCE GROUP LIMITED (INSURANCE CARRIERS)                                            158,047
     3,146  RIO TINTO LIMITED (METAL MINING)                                                            164,415
     5,948  SANTOS LIMITED (OIL & GAS EXTRACTION)                                                        79,759
     1,059  SIMS GROUP LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                  21,329
     2,690  SONIC HEALTHCARE LIMITED (HEALTH SERVICES)                                                   33,722
     9,623  SP AUSNET (ELECTRIC, GAS & SANITARY SERVICES)                                                 7,513
    16,383  STOCKLAND (PROPERTIES)                                                                       58,969
     9,146  SUNCORP-METWAY LIMITED (DEPOSITORY INSTITUTIONS)                                             71,649
     4,498  TABCORP HOLDINGS LIMITED (AMUSEMENT & RECREATION SERVICES)                                   28,293
     8,849  TATTERSALL'S LIMITED (AMUSEMENT & RECREATION SERVICES)                                       19,829
    31,945  TELSTRA CORPORATION LIMITED (COMMUNICATIONS)                                                 92,155
     4,798  TOLL HOLDINGS LIMITED (TRANSPORTATION SERVICES)                                              36,109
     8,608  TRANSURBAN GROUP (SOCIAL SERVICES)                                                           31,135
     7,257  WESFARMERS LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                 169,581
     1,094  WESFARMERS LIMITED - PRICE PROTECTED SHARES (MISCELLANEOUS MANUFACTURING INDUSTRIES)         25,624
    14,706  WESTFIELD GROUP (PROPERTIES)                                                                180,334
    20,896  WESTPAC BANKING CORPORATION (DEPOSITORY INSTITUTIONS)                                       483,913
     3,584  WOODSIDE PETROLEUM LIMITED (OIL & GAS EXTRACTION)                                           164,825
     8,924  WOOLWORTHS LIMITED (FOOD STORES)                                                            230,278
     1,190  WORLEYPARSONS LIMITED (PERSONAL SERVICES)                                                    31,190

                                                                                                      5,902,547
                                                                                                    -----------

AUSTRIA: 0.34%
     1,277  ERSTE BANK DER OESTERREICHISCHEN SPARKASSEN AG (DEPOSITORY INSTITUTIONS)                     57,070
     1,089  OMV AG (OIL & GAS EXTRACTION)                                                                43,935
       393  RAIFFEISEN INTERNATIONAL BANK HOLDINGS (DEPOSITORY INSTITUTIONS)                             25,626
     2,363  TELEKOM AUSTRIA AG (COMMUNICATIONS)                                                          42,601
       566  VERBUND - OESTERREICHISCHE ELEKTRIZITAETSWIRTSCHAFTS AG (ELECTRIC, GAS & SANITARY
            SERVICES)                                                                                    28,616
       850  VOESTALPINE AG (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
            EQUIPMENT)                                                                                   30,338
       282  WIENER STAEDTISCHE ALLGEMEINE VERSICHERUNG AG (INSURANCE CARRIERS)                           16,094

                                                                                                        244,280
                                                                                                    -----------

BELGIUM: 0.97%
     2,600  ANHEUSER-BUSCH INBEV NV STRIP WHEN PRESENTED (FOOD & KINDRED PRODUCTS)+                          11
     1,105  BELGACOM SA (COMMUNICATIONS)                                                                 43,045
       109  COLRUYT SA (FOOD STORES)                                                                     25,617
       230  COMPAGNIE NATIONALE A PORTEFEUILLE (HOLDING & OTHER INVESTMENT OFFICES)                      12,514
       738  DELHAIZE GROUP (FOOD STORES)                                                                 51,233
     3,900  DEXIA SA (DEPOSITORY INSTITUTIONS)                                                           35,955
    16,223  FORTIS (DEPOSITORY INSTITUTIONS)                                                             75,992
     9,100  FORTIS - STRIP WHEN PRESENTED (DEPOSITORY INSTITUTIONS)+                                         27
       582  GROUPE BRUXELLES LAMBERT SA (INVESTMENTS & MISCELLANEOUS FINANCIAL SERVICES)                 53,758
     5,177  INBEV NA (FOOD & KINDRED PRODUCTS)                                                          236,403
     1,156  KBC BANK VERZEKERINGS HOLDINGS (DEPOSITORY INSTITUTIONS)                                     58,066
       220  MOBISTAR SA (COMMUNICATIONS)                                                                 15,224
       431  SOLVAY SA (CHEMICALS & ALLIED PRODUCTS)                                                      44,749
       740  UCB SA (CHEMICALS & ALLIED PRODUCTS)                                                         31,230
       813  UMICORE (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                           24,341

                                                                                                        708,165
                                                                                                    -----------

130 Wells Fargo Advantage Master Portfolios                      Portfolio of Investments--September 30, 2009

INTERNATIONAL INDEX PORTFOLIO

  SHARES    SECURITY NAME                                                                              VALUE
----------  --------------------------------------------------------------------------------------  -----------
BERMUDA: 0.00%
        50  INDEPENDENT TANKERS CORPORATION LIMITED (WATER TRANSPORTATION)+                         $        26
                                                                                                    -----------
CYPRUS: 0.04%
     4,111  BANK OF CYPRUS PUBLIC COMPANY LTD (INSURANCE CARRIERS)                                       31,282
                                                                                                    -----------
DENMARK: 0.89%
         4  A.P. MOLLER - MAERSK A/S - CLASS A (WATER TRANSPORTATION)                                    26,735
         8  A.P. MOLLER - MAERSK A/S - CLASS B (WATER TRANSPORTATION)                                    55,042
       812  CARLSBERG A/S (FOOD & KINDRED PRODUCTS)                                                      58,820
       167  COLOPLAST A/S (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
            MEDICAL & OPTICAL)                                                                           13,969
     3,228  DANSKE BANK A/S (DEPOSITORY INSTITUTIONS)                                                    84,554
     1,350  DSV A/S (MOTOR FREIGHT TRANSPORTATION & WAREHOUSING)                                         24,070
       400  H. LUNDBECK A/S (CHEMICALS & ALLIED PRODUCTS)                                                 8,296
     3,202  NOVO NORDISK A/S CLASS B (CHEMICALS & ALLIED PRODUCTS)                                      200,477
       306  NOVOZYMES A/S CLASS B (HEALTH SERVICES)                                                      28,798
        83  TOPDANMARK A/S (INSURANCE CARRIERS)+                                                         12,547
       178  TRYGVESTA A/S (WHOLESALE TRADE-DURABLE GOODS)                                                13,611
     1,548  VESTAS WIND SYSTEMS A/S (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
            PHOTOGRAPHIC, MEDICAL & OPTICAL)+                                                           111,907
       120  WILLIAM DEMANT HOLDING A/S (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
            PHOTOGRAPHIC, MEDICAL & OPTICAL)+                                                             8,917

                                                                                                        647,743
                                                                                                    -----------

FINLAND: 1.19%
       957  ELISA OYJ (COMMUNICATIONS)                                                                   19,634
     3,225  FORTUM OYJ (ELECTRIC, GAS & SANITARY SERVICES)                                               82,683
       438  KESKO OYJ (FOOD STORES)                                                                      14,678
     1,116  KONE OYJ (BUSINESS SERVICES)                                                                 41,024
       957  METSO OYJ (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                           26,930
       940  NESTE OIL OYJ LIMITED (OIL & GAS EXTRACTION)                                                 17,360
    26,876  NOKIA OYJ (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
            EQUIPMENT)                                                                                  395,258
       770  NOKIAN RENKAAT OYJ (TRANSPORTATION EQUIPMENT)                                                17,950
       868  OKO BANK (DEPOSITORY INSTITUTIONS)                                                            9,908
     1,353  ORIOLA-KD OYJ (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
            MEDICAL & OPTICAL)                                                                            8,177
       670  ORION OYJ (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
            OPTICAL)                                                                                     12,354
       838  OUTOKUMPU OYJ (METAL MINING)                                                                 15,770
       600  RAUTARUUKKI OYJ (PRIMARY METAL INDUSTRIES)                                                   14,399
     3,051  SAMPO OYJ (NON-DEPOSITORY CREDIT INSTITUTIONS)                                               76,838
       590  SANOMAWSOY OYJ (MULTI MEDIA)                                                                 13,028
     4,260  STORA ENSO OYJ (PAPER & ALLIED PRODUCTS)                                                     29,673
     3,776  UPM-KYMMENE OYJ (PAPER & ALLIED PRODUCTS)                                                    45,310
       588  WARTSILA OYJ (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                        23,559

                                                                                                        864,533
                                                                                                    -----------

FRANCE: 10.17%
     1,026  ACCOR SA (METAL MINING)                                                                      57,113
       219  AEROPORTS DE PARIS (TRANSPORTATION BY AIR)                                                   19,706
       991  AIR FRANCE-KLM (TRANSPORTATION BY AIR)                                                       18,011
     1,781  AIR LIQUIDE (CHEMICALS & ALLIED PRODUCTS)                                                   202,635
    16,734  ALCATEL SA (COMMUNICATIONS)                                                                  74,859
     1,451  ALSTOM (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                             105,891
       329  ATOS ORIGIN (BUSINESS SERVICES)                                                              16,610
    11,246  AXA SA (INSURANCE CARRIERS)                                                                 304,453
       101  BIOMERIEUX (HEALTH SERVICES)                                                                 11,101
     6,007  BNP PARIBAS SA (DEPOSITORY INSTITUTIONS)                                                    479,955
     1,620  BOUYGUES SA (ENGINEERING CONSTRUCTION)                                                       82,380
       292  BUREAU VERITAS SA (ENVIRONMENTAL CONTROL)                                                    16,477
     1,070  CAP GEMINI SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                       56,048

Portfolio of Investments--September 30, 2009                     Wells Fargo Advantage Master Portfolios 131

INTERNATIONAL INDEX PORTFOLIO

  SHARES    SECURITY NAME                                                                              VALUE
----------  --------------------------------------------------------------------------------------  -----------
FRANCE (continued)
     4,554  CARREFOUR SA (FOOD STORES)                                                              $   206,588
       339  CASINO GUICHARD-PERRACHON SA (FOOD STORES)                                                   26,887
       425  CHRISTIAN DIOR SA (APPAREL MANUFACTURERS)                                                    41,980
       275  CNP ASSURANCES (INSURANCE AGENTS, BROKERS & SERVICE)                                         28,021
     2,641  COMPAGNIE DE SAINT-GOBAIN (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                          137,005
     1,052  COMPAGNIE GENERALE DE GEOPHYSIQUE - VERITAS (MEASURING, ANALYZING & CONTROLLING
            INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)+                                               24,547
     1,053  COMPAGNIE GENERALE DES ETABLISSEMENTS MICHELIN (RUBBER & MISCELLANEOUS PLASTICS
            PRODUCTS)                                                                                    82,608
     6,392  CREDIT AGRICOLE SA (DEPOSITORY INSTITUTIONS)                                                133,572
       475  DASSAULT SYSTEMES SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                26,476
       295  EIFFAGE SA (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                  18,796
     1,720  ELECTRICITE DE FRANCE SA (ELECTRIC, GAS & SANITARY SERVICES)                                102,038
        39  ERAMET (METAL MINING)                                                                        13,534
     1,456  ESSILOR INTERNATIONAL SA CIE GENERALE D'OPTIQUE (MEASURING, ANALYZING & CONTROLLING
            INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                82,978
       209  EURAZEO SA (HOLDING & OTHER INVESTMENT OFFICES)                                              13,679
       686  EUTELSAT COMMUNICATIONS (COMMUNICATIONS)                                                     20,850
       159  FONCIERE DES REGIONS (REAL ESTATE)                                                           18,519
    13,138  FRANCE TELECOM SA (COMMUNICATIONS)                                                          350,002
     8,660  GAZ DE FRANCE (ELECTRIC, GAS & SANITARY SERVICES)                                           384,552
     1,715  GAZ DE FRANCE STRIP WHEN PRESENTED (ELECTRIC, GAS & SANITARY SERVICES)+                           3
       128  GECINA SA (REAL ESTATE)                                                                      15,266
     3,960  GROUPE DANONE (FOOD & KINDRED PRODUCTS)                                                     238,634
       383  HERMES INTERNATIONAL (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR
            MATERIALS)                                                                                   56,523
       143  ICADE (REAL ESTATE)                                                                          15,318
       121  ILIAD SA (BUSINESS SERVICES)                                                                 13,634
       254  IMERYS SA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                           14,576
       183  IPSEN (CHEMICALS & ALLIED PRODUCTS)                                                          10,024
       497  JCDECAUX SA (BUSINESS SERVICES)                                                              10,764
       671  KLEPIERRE (REAL ESTATE)                                                                      26,615
     1,728  L'OREAL SA (APPAREL & ACCESSORY STORES)                                                     171,824
     1,434  LAFARGE SA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                         128,321
       857  LAGARDERE SCA (COMMUNICATIONS)                                                               39,918
       763  LEGRAND SA (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
            EQUIPMENT)                                                                                   21,225
     1,768  LVMH MOET HENNESSY LOUIS VUITTON SA (DIVERSIFIED OPERATIONS)                                177,819
       468  M6 METROPOLE TELEVISION (COMMUNICATIONS)                                                     12,307
     6,038  NATIXIS (DEPOSITORY INSTITUTIONS)                                                            36,403
       229  NEOPOST SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                          20,552
         1  NYSE EURONEXT (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                      29
       918  PAGESJAUNES SA (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                    11,904
     1,392  PERNOD-RICARD (FOOD & KINDRED PRODUCTS)<<                                                   110,548
     1,105  PEUGEOT SA (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                  33,690
       548  PPR SA (APPAREL & ACCESSORY STORES)                                                          70,240
       853  PUBLICIS GROUPE (COMMUNICATIONS)                                                             34,214
     1,345  RENAULT SA (TRANSPORTATION EQUIPMENT)                                                        62,717
     1,363  SAFRAN SA (NATIONAL SECURITY & INTERNATIONAL AFFAIRS)                                        25,540
     7,554  SANOFI-AVENTIS SA (CHEMICALS & ALLIED PRODUCTS)                                             554,368
     1,685  SCHNEIDER ELECTRIC SA (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
            COMPUTER EQUIPMENT)                                                                         170,778
     1,196  SCOR REGROUPE (INSURANCE CARRIERS)                                                           32,693
       195  SOCIETE BIC SA (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                              13,868
       164  SOCIETE DES AUTOROUTES PARIS-RHIN-RHONE (TRANSPORTATION SERVICES)                            12,496
     3,331  SOCIETE GENERALE (DEPOSITORY INSTITUTIONS)                                                  268,094
       872  SOCIETE TELEVISION FRANCAISE 1 (COMMUNICATIONS)                                              15,325
       685  SODEXHO ALLIANCE SA (FOOD & KINDRED PRODUCTS)                                                41,038
     1,956  SUEZ ENVIRONNEMENT SA (ELECTRIC, GAS & SANITARY SERVICES)                                    44,681

132 Wells Fargo Advantage Master Portfolios                      Portfolio of Investments--September 30, 2009

INTERNATIONAL INDEX PORTFOLIO

  SHARES    SECURITY NAME                                                                              VALUE
----------  --------------------------------------------------------------------------------------  -----------
FRANCE (continued)
       762  TECHNIP SA (OIL & GAS EXTRACTION)                                                       $    48,673
       649  THALES SA (TRANSPORTATION BY AIR)                                                            32,195
    15,322  TOTAL SA (OIL & GAS EXTRACTION)                                                             910,428
        56  TOTAL SA CLASS B (OIL & GAS EXTRACTION)                                                       3,327
       585  UNIBAIL (REAL ESTATE)                                                                       121,518
       391  VALLOUREC SA (STEEL PRODUCERS, PRODUCTS)                                                     66,258
     2,714  VEOLIA ENVIRONNEMENT (ELECTRIC, GAS & SANITARY SERVICES)                                    104,015
     3,051  VINCI SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                    172,605
     8,403  VIVENDI SA (COMMUNICATIONS)                                                                 260,011

                                                                                                      7,388,850
                                                                                                    -----------

GERMANY: 7.86%
     1,405  ADIDAS-SALOMON AG (APPAREL & ACCESSORY STORES)                                               74,366
     3,252  ALLIANZ SE (INSURANCE CARRIERS)                                                             406,262
     6,626  BASF AG (CHEMICALS & ALLIED PRODUCTS)                                                       351,100
     5,510  BAYER AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
            OPTICAL)                                                                                    381,788
     2,377  BAYERISCHE MOTOREN WERKE AG (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                114,613
       640  BEIERSDORF AG (APPAREL & ACCESSORY STORES)                                                   37,584
       618  CELESIO AG (WHOLESALE TRADE-DURABLE GOODS)                                                   17,038
     5,088  COMMERZBANK AG (DEPOSITORY INSTITUTIONS)                                                     64,516
     6,473  DAIMLER AG (TRANSPORTATION EQUIPMENT)                                                       325,895
     4,250  DEUTSCHE BANK AG (DEPOSITORY INSTITUTIONS)                                                  326,170
     1,400  DEUTSCHE BOERSE AG (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)            114,420
     1,681  DEUTSCHE LUFTHANSA AG (TRANSPORTATION BY AIR)                                                29,789
     6,073  DEUTSCHE POST AG (TRANSPORTATION SERVICES)                                                  113,753
       642  DEUTSCHE POSTBANK AG (DEPOSITORY INSTITUTIONS)                                               22,707
    20,356  DEUTSCHE TELEKOM AG (COMMUNICATIONS)                                                        277,923
    13,644  E.ON AG (ELECTRIC, GAS & SANITARY SERVICES)                                                 578,616
       269  FRAPORT AG (TRANSPORTATION SERVICES)                                                         14,309
       585  FRESENIUS AG (MEDICAL PRODUCTS)                                                              34,234
     1,379  FRESENIUS MEDICAL CARE AG (MEDICAL PRODUCTS)                                                 68,672
       210  FRESENIUS SE (MEDICAL PRODUCTS)                                                              10,329
     1,148  GEA GROUP AG (HOLDING & OTHER INVESTMENT OFFICES)                                            23,956
       178  HAMBURGER HAFEN UND LOGISTIK AG (TRANSPORTATION SERVICES)                                     8,020
       445  HANNOVER RUECKVERSICHERUNG AG (INSURANCE CARRIERS)                                           20,402
       943  HENKEL KGAA (CHEMICALS & ALLIED PRODUCTS)                                                    34,264
     1,307  HENKEL KGAA VORZUG (CHEMICALS & ALLIED PRODUCTS)                                             56,269
       308  HOCHTIEF AG (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                 23,464
     7,943  INFINEON TECHNOLOGIES AG (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
            EXCEPT COMPUTER EQUIPMENT)+                                                                  44,808
     1,072  K+S AG (CHEMICALS & ALLIED PRODUCTS)                                                         58,498
     1,088  LINDE AG (ELECTRIC, GAS & SANITARY SERVICES)                                                117,945
       763  MAN AG (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                              62,973
       474  MERCK KGAA (CHEMICALS & ALLIED PRODUCTS)                                                     47,132
       832  METRO AG (FOOD STORES)                                                                       47,057
     1,481  MUENCHENER RUECKVERSICHERUNGS GESELLSCHAFT AG (INSURANCE CARRIERS)                          236,293
       635  PORSCHE AG (TRANSPORTATION EQUIPMENT)                                                        49,946
        31  PUMA AG RUDOLF DASSLER SPORT (APPAREL & ACCESSORY STORES)                                    10,294
       516  Q-CELLS AG (ELECTRIC, GAS & SANITARY SERVICES)+                                               9,884
     3,005  RWE AG (ELECTRIC, GAS & SANITARY SERVICES)                                                  279,102
       287  SALZGITTER AG (STEEL PRODUCERS, PRODUCTS)                                                    27,509
     6,159  SAP AG (BUSINESS SERVICES)                                                                  299,947
     5,906  SIEMENS AG (WHOLESALE TRADE NON-DURABLE GOODS)                                              546,903
       608  SOLARWORLD AG (ENERGY)                                                                       14,769
       486  SUEDZUCKER AG (FOOD & KINDRED PRODUCTS)                                                       9,850
     2,428  THYSSENKRUPP AG (PRIMARY METAL INDUSTRIES)                                                   83,603

Portfolio of Investments--September 30, 2009                     Wells Fargo Advantage Master Portfolios 133

INTERNATIONAL INDEX PORTFOLIO

  SHARES    SECURITY NAME                                                                              VALUE
----------  --------------------------------------------------------------------------------------  -----------
GERMANY (continued)
     1,067  TUI AG (TRANSPORTATION BY AIR)                                                          $    11,008
       922  UNITED INTERNET AG (COMMUNICATIONS)                                                          13,910
       764  VOLKSWAGEN AG (TRANSPORTATION EQUIPMENT)                                                     88,982
       636  VOLKSWAGEN AG (TRANSPORTATION EQUIPMENT)                                                    104,545
       115  WACKER CHEMIE AG (CHEMICALS & ALLIED PRODUCTS)                                               17,938

                                                                                                      5,713,355
                                                                                                    -----------

GREECE: 0.62%
     2,619  ALPHA BANK AE (DEPOSITORY INSTITUTIONS)                                                      48,290
     1,285  COCA-COLA HELLENIC BOTTLING COMPANY SA (FOOD & KINDRED PRODUCTS)                             34,205
     2,373  EFG EUROBANK ERGASIAS SA (DEPOSITORY INSTITUTIONS)+                                          37,333
       580  HELLENIC PETROLEUM SA (OIL & GAS EXTRACTION)                                                  6,586
     1,790  HELLENIC TELECOMMUNICATIONS ORGANIZATION SA (COMMUNICATIONS)                                 29,599
     4,658  MARFIN INVESTMENT GROUP SA (HOLDING & OTHER INVESTMENT OFFICES)                              20,040
     4,383  NATIONAL BANK OF GREECE SA (DEPOSITORY INSTITUTIONS)                                        157,140
     1,620  OPAP SA (AMUSEMENT & RECREATION SERVICES)                                                    41,771
     2,219  PIRAEUS BANK SA (DEPOSITORY INSTITUTIONS)+                                                   41,141
       850  PUBLIC POWER CORPORATION SA (ELECTRIC, GAS & SANITARY SERVICES)                              18,919
       430  TITAN CEMENT COMPANY SA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                             14,850

                                                                                                        449,874
                                                                                                    -----------

HONG KONG: 2.32%
     1,500  ASM PACIFIC TECHNOLOGY (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
            COMPUTER EQUIPMENT)                                                                          10,635
    10,696  BANK OF EAST ASIA LIMITED (DEPOSITORY INSTITUTIONS)                                          38,644
    27,000  BOC HONG KONG HOLDINGS LIMITED (DEPOSITORY INSTITUTIONS)                                     59,225
     9,000  CATHAY PACIFIC AIRWAYS LIMITED (TRANSPORTATION BY AIR)                                       14,214
    10,000  CHEUNG KONG HOLDINGS LIMITED (REAL ESTATE)                                                  126,902
     3,000  CHEUNG KONG INFRASTRUCTURE HOLDINGS LIMITED (HEAVY CONSTRUCTION OTHER THAN BUILDING
            CONSTRUCTION CONTRACTS)                                                                      10,723
     4,098  CHINESE ESTATES HOLDINGS LIMITED (REAL ESTATE)                                                6,927
    14,500  CLP HOLDINGS LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                     98,412
     8,000  ESPRIT HOLDINGS LIMITED (WHOLESALE TRADE NON-DURABLE GOODS)                                  53,677
    15,000  FOXCONN INTERNATIONAL HOLDINGS LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)+              9,852
    20,000  GENTING INTERNATIONAL PLC (REAL ESTATE)+<<                                                   15,902
     6,000  HANG LUNG GROUP LIMITED (REAL ESTATE)                                                        30,039
    15,000  HANG LUNG PROPERTIES LIMITED (REAL ESTATE)                                                   55,258
     5,500  HANG SENG BANK LIMITED (DEPOSITORY INSTITUTIONS)                                             79,270
     8,000  HENDERSON LAND DEVELOPMENT COMPANY LIMITED (REAL ESTATE)                                     52,645
    28,220  HONG KONG & CHINA GAS COMPANY LIMITED (OIL & GAS EXTRACTION)                                 71,296
       400  HONG KONG AIRCRAFT ENGINEERING (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT &
            RELATED SERVICES)                                                                             4,779
     8,000  HONG KONG EXCHANGES & CLEARING LIMITED (BUSINESS SERVICES)                                  145,031
    10,000  HONGKONG ELECTRIC HOLDINGS LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                       54,838
       500  HOPEWELL HIGHWAY INFRASTRUCTURE LIMITED (HEAVY CONSTRUCTION OTHER THAN BUILDING
            CONSTRUCTION CONTRACTS)                                                                         307
     4,000  HOPEWELL HOLDINGS (REAL ESTATE)                                                              12,568
    15,000  HUTCHISON WHAMPOA (DIVERSIFIED OPERATIONS)                                                  108,290
     4,701  HYSAN DEVELOPMENT COMPANY LIMITED (REAL ESTATE)                                              11,768
     4,976  KERRY PROPERTIES LIMITED (REAL ESTATE)                                                       26,613
    16,200  LI & FUNG LIMITED (WHOLESALE TRADE NON-DURABLE GOODS)                                        65,322
     3,500  LIFESTYLE INTERNATIONAL HOLDINGS LIMITED (GENERAL MERCHANDISE STORES)                         5,302
    15,835  LINK REIT (REAL ESTATE INVESTMENT TRUSTS (REITS))                                            34,857
    16,000  MONGOLIA ENERGY COMPANY LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT
            FUELS)+                                                                                       5,677
    10,392  MTR CORPORATION (RAILROAD TRANSPORTATION)                                                    36,070
    18,211  NEW WORLD DEVELOPMENT COMPANY LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
            OPERATIVE BUILDERS)                                                                          39,195
     8,800  NOBLE GROUP LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                 15,305
     6,314  NWS HOLDINGS LIMITED (BUSINESS SERVICES)                                                     12,221
     1,200  ORIENT OVERSEAS INTERNATIONAL LIMITED (WATER TRANSPORTATION)                                  6,132
    28,977  PCCW LIMITED (COMMUNICATIONS)                                                                 7,553

134 Wells Fargo Advantage Master Portfolios                      Portfolio of Investments--September 30, 2009

INTERNATIONAL INDEX PORTFOLIO

  SHARES    SECURITY NAME                                                                              VALUE
----------  --------------------------------------------------------------------------------------  -----------
HONG KONG (continued)
    10,000  SHANGRI-LA ASIA LIMITED (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)            $    18,839
    11,887  SINO LAND COMPANY (REAL ESTATE)                                                              21,289
    10,000  SUN HUNG KAI PROPERTIES LIMITED (REAL ESTATE)                                               147,354
     5,500  SWIRE PACIFIC LIMITED (BUSINESS SERVICES)                                                    64,651
     2,000  TELEVISION BROADCASTS LIMITED (MOTION PICTURES)                                               8,619
     9,625  WHARF HOLDINGS LIMITED (BUSINESS SERVICES)                                                   51,105
     7,000  WHEELOCK & COMPANY (REAL ESTATE)                                                             22,942
     1,500  WING HANG BANK LIMITED (DEPOSITORY INSTITUTIONS)                                             14,758
     5,000  YUE YUEN INDUSTRIAL HOLDINGS LIMITED (APPAREL & ACCESSORY STORES)                            13,871

                                                                                                      1,688,877
                                                                                                    -----------

IRELAND: 0.37%
     6,409  ANGLO IRISH BANK CORPORATION PLC (DEPOSITORY INSTITUTIONS)(a)                                     0
         1  BANK OF IRELAND PLC (DEPOSITORY INSTITUTIONS)                                                     5
     4,968  CRH PLC (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                            137,439
     3,493  ELAN CORPORATION PLC (CHEMICALS & ALLIED PRODUCTS)+                                          25,051
     7,447  EXPERIAN GROUP LIMITED (BUSINESS SERVICES)                                                   62,661
     1,040  KERRY GROUP PLC (FOOD & KINDRED PRODUCTS)                                                    29,751
       480  RYANAIR HOLDINGS PLC ADR (TRANSPORTATION BY AIR)+                                            13,939

                                                                                                        268,846
                                                                                                    -----------

ITALY: 3.60%
       465  ACEA SPA (ELECTRIC, GAS & SANITARY SERVICES)                                                  6,087
     7,668  AEM SPA (ELECTRIC, GAS & SANITARY SERVICES)                                                  15,070
     3,105  ALLEANZA ASSICURAZIONI SPA (INSURANCE CARRIERS)                                              28,012
     7,635  ASSICURAZIONI GENERALI SPA (INSURANCE CARRIERS)                                             209,265
     1,870  ATLANTIA SPA (SOCIAL SERVICES)                                                               45,343
       776  AUTOGRILL SPA (EATING & DRINKING PLACES)                                                      9,380
     4,869  BANCA CARIGE SPA (DEPOSITORY INSTITUTIONS)                                                   14,535
    15,955  BANCA MONTE DEI PASCHI DI SIENA SPA (DEPOSITORY INSTITUTIONS)                                34,135
     2,892  BANCA POPOLARE DI MILANO SCARL (DEPOSITORY INSTITUTIONS)                                     22,007
     4,651  BANCO POPOLARE SPA (DEPOSITORY INSTITUTIONS)+                                                44,614
       980  BULGARI SPA (APPAREL & ACCESSORY STORES)                                                      7,572
    47,246  ENEL SPA (ELECTRIC, GAS & SANITARY SERVICES)                                                299,885
    18,687  ENI SPA (PETROLEUM REFINING & RELATED INDUSTRIES)                                           467,066
       557  EXOR SPA (HOLDING & OTHER INVESTMENT OFFICES)                                                10,311
     5,508  FIAT SPA (TRANSPORTATION EQUIPMENT)<<                                                        70,849
     2,969  FINMECCANICA SPA (TRANSPORTATION BY AIR)                                                     52,481
       467  FONDIARIA SAI SPA (INSURANCE-MULTI LINE)                                                      9,820
    55,283  INTESA SANPAOLO (DEPOSITORY INSTITUTIONS)                                                   244,517
     6,841  INTESA SANPAOLO RNC (DEPOSITORY INSTITUTIONS)                                                24,301
       534  ITALCEMENTI SPA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                      8,221
       285  LOTTOMATICA SPA (AMUSEMENT & RECREATION SERVICES)                                             6,385
       850  LUXOTTICA GROUP SPA (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
            MEDICAL & OPTICAL)                                                                           22,016
     5,172  MEDIASET SPA (COMMUNICATIONS)                                                                36,177
     3,439  MEDIOBANCA SPA (DEPOSITORY INSTITUTIONS)                                                     47,000
     1,691  MEDIOLANUM SPA (INSURANCE CARRIERS)                                                          11,766
    12,477  PARMALAT SPA (FOOD & KINDRED PRODUCTS)                                                       34,490
    20,207  PIRELLI & COMPANY SPA (TRANSPORTATION EQUIPMENT)                                             10,823
       745  PRYSMIAN SPA (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
            EQUIPMENT)                                                                                   13,976
     1,900  SAIPEM SPA (OIL & GAS EXTRACTION)                                                            57,220
     2,139  SARAS SPA (OIL & GAS EXTRACTION)                                                              8,256
    11,001  SNAM RETE GAS SPA (OIL & GAS EXTRACTION)                                                     53,527
    44,198  TELECOM ITALIA RNC SPA (COMMUNICATIONS)                                                      54,329
    72,032  TELECOM ITALIA SPA (COMMUNICATIONS)                                                         126,385

Portfolio of Investments--September 30, 2009                       Wells Fargo Advantage Master Portfolios 135

INTERNATIONAL INDEX PORTFOLIO

  SHARES    SECURITY NAME                                                                              VALUE
----------  --------------------------------------------------------------------------------------  -----------
ITALY (continued)
     9,373  TERNA SPA (ELECTRIC, GAS & SANITARY SERVICES)                                           $   36,553
   102,217  UNICREDITO ITALIANO SPA (DEPOSITORY INSTITUTIONS)<<                                         399,379
     4,177  UNIONE DI BANCHE ITALIANE SCPA (DEPOSITORY INSTITUTIONS)                                     64,120
     5,279  UNIPOL SPA (INSURANCE CARRIERS)                                                               8,011

                                                                                                      2,613,884
                                                                                                    -----------

JAPAN: 20.91%
     2,000  77 BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                    11,408
       200  ABC-MART INCORPORATED (WHOLESALE TRADE-DURABLE GOODS)                                         6,227
       300  ACOM COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)<<                                   4,619
     1,100  ADVANTEST CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
            COMPUTER EQUIPMENT)                                                                          30,513
     4,700  AEON COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                  44,976
       600  AEON CREDIT SERVICE COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                      6,042
       500  AEON MALL COMPANY LIMITED (REAL ESTATE)                                                      10,411
     3,000  AIOI INSURANCE COMPANY LIMITED (INSURANCE CARRIERS)                                          15,307
     1,400  AISIN SEIKI COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                       34,156
     5,000  AJINOMOTO COMPANY INCORPORATED (FOOD & KINDRED PRODUCTS)                                     50,075
       200  ALFRESA HOLDINGS CORPORATION (WHOLESALE TRADE NON-DURABLE GOODS)                              8,155
     5,000  ALL NIPPON AIRWAYS COMPANY LIMITED (TRANSPORTATION BY AIR)                                   14,371
     2,000  AMADA COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)               13,457
     5,000  AOZORA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                 7,241
     2,800  ASAHI BREWERIES LIMITED (FOOD & KINDRED PRODUCTS)                                            51,218
     7,000  ASAHI GLASS COMPANY LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE
            HOME DEALERS)                                                                                56,537
     9,000  ASAHI KASEI CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                        45,820
     1,000  ASICS CORPORATION (FOOTWEAR)                                                                  9,302
     3,300  ASTELLAS PHARMA INCORPORATED (CHEMICALS & ALLIED PRODUCTS)                                  135,654
     2,000  BANK OF KYOTO LIMITED (DEPOSITORY INSTITUTIONS)                                              18,381
     9,000  BANK OF YOKOHAMA LIMITED (DEPOSITORY INSTITUTIONS)                                           44,115
       500  BENESSE CORPORATION (EDUCATIONAL SERVICES)                                                   24,508
     4,400  BRIDGESTONE CORPORATION (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                     78,966
     1,600  BROTHER INDUSTRIES LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
            EXCEPT COMPUTER EQUIPMENT)                                                                   19,179
     7,700  CANON INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
            COMPUTER EQUIPMENT)                                                                         311,380
       500  CANON MARKETING JAPAN INCORPORATED (WHOLESALE TRADE-DURABLE GOODS)                            8,851
     1,700  CASIO COMPUTER COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
            EQUIPMENT)                                                                                   13,882
        11  CENTRAL JAPAN RAILWAY COMPANY (RAILROAD TRANSPORTATION)                                      79,040
     5,000  CHIBA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                 30,970
     4,800  CHUBU ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)               116,571
     1,600  CHUGAI PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                          33,100
         7  CITIGROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                                 34
     2,100  CITIZEN HOLDINGS COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                11,814
       400  COCA-COLA WEST JAPAN COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                7,829
     4,000  COSMO OIL COMPANY LIMITED (OIL & GAS EXTRACTION)                                             11,140
     1,100  CREDIT SAISON COMPANY LIMITED (MISCELLANEOUS RETAIL)                                         12,940
     4,000  DAI NIPPON PRINTING COMPANY LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)               55,077
     2,000  DAICEL CHEMICAL INDUSTRIES LIMITED (CHEMICALS & ALLIED PRODUCTS)                             12,076
     2,000  DAIDO STEEL COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
            EXCEPT COMPUTER EQUIPMENT)                                                                    7,263
     1,000  DAIHATSU MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                    10,216
     4,800  DAIICHI SANKYO COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                 99,085
     1,700  DAIKIN INDUSTRIES LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME
            DEALERS)                                                                                     61,171
     4,000  DAINIPPON INK & CHEMICALS INCORPORATED (CHEMICALS & ALLIED PRODUCTS)                          5,704
     1,000  DAINIPPON SUMITOMO PHARMA COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                      10,906
       600  DAITO TRUST CONSTRUCTION COMPANY LIMITED (REAL ESTATE)                                       26,202
     4,000  DAIWA HOUSE INDUSTRY COMPANY LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
            OPERATIVE BUILDERS)                                                                          41,887
    12,000  DAIWA SECURITIES GROUP INCORPORATED (HOLDING & OTHER INVESTMENT OFFICES)                     61,895
         2  DENA COMPANY LIMITED (BUSINESS SERVICES)                                                      5,526
     3,000  DENKI KAGAKU KOGYO KABUSHIKI KAISHA (CHEMICALS & ALLIED PRODUCTS)                            12,366

136 Wells Fargo Advantage Master Portfolios                      Portfolio of Investments--September 30, 2009

INTERNATIONAL INDEX PORTFOLIO

  SHARES    SECURITY NAME                                                                              VALUE
----------  --------------------------------------------------------------------------------------  -----------
JAPAN (continued)
     3,500  DENSO CORPORATION (TRANSPORTATION EQUIPMENT)                                            $   102,935
     1,200  DENTSU INCORPORATED (BUSINESS SERVICES)                                                      27,940
     2,000  DOWA MINING COMPANY LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)       12,121
     2,400  EAST JAPAN RAILWAY COMPANY (RAILROADS)                                                      172,718
     1,800  EISAI COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                          67,777
       980  ELECTRIC POWER DEVELOPMENT COMPANY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)               31,060
       900  ELPIDA MEMORY INCORPORATED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+         11,801
       400  FAMILYMART COMPANY LIMITED (GENERAL MERCHANDISE STORES)                                      12,878
     1,400  FANUC LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
            EQUIPMENT)                                                                                  125,550
       300  FAST RETAILING COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                  37,966
     4,000  FUJI ELECTRIC HOLDINGS COMPANY LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY &
            MOBILE HOME DEALERS)                                                                          7,397
     4,000  FUJI HEAVY INDUSTRIES LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)       15,552
         3  FUJI TELEVISION NETWORK INCORPORATED (COMMUNICATIONS)                                         4,913
     3,500  FUJIFILM HOLDINGS CORPORATION (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
            PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                            104,885
    13,000  FUJITSU LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                     85,011
     6,000  FUKUOKA FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                               24,932
     5,000  FURUKAWA ELECTRIC COMPANY LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
            PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                             20,331
         7  GOODWILL GROUP INCORPORATED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                            2
     2,000  GS YUASA CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
            COMPUTER EQUIPMENT)                                                                          18,270
     3,000  GUNMA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                 16,510
       170  HAKUHODO DY HOLDINGS INCORPORATED (CONSUMER SERVICES)                                         9,261
     7,800  HANKYU HANSHIN HOLDINGS INCORPORATED (RAILROAD TRANSPORTATION)                               37,364
       200  HIKARI TSUSHIN INCORPORATED (MISCELLANEOUS RETAIL)                                            4,369
     2,000  HINO MOTORS LIMITED (TRANSPORTATION EQUIPMENT)                                                7,598
       200  HIROSE ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
            COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                       22,548
       500  HISAMITSU PHARMACEUTICAL COMPANY INCORPORATED (CHEMICALS & ALLIED PRODUCTS)                  20,275
       800  HITACHI CHEMICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                               16,345
       800  HITACHI CONSTRUCTION MACHINERY COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY &
            COMPUTER EQUIPMENT)                                                                          17,174
       500  HITACHI HIGH-TECHNOLOGIES CORPORATION (MACHINERY)                                            10,455
    24,000  HITACHI LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                     73,793
     1,000  HITACHI METALS LIMITED (PRIMARY METAL INDUSTRIES)                                            10,238
     1,300  HOKKAIDO ELECTRIC POWER COMPANY INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT
            & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                     27,053
     9,000  HOKUHOKU FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                              21,055
     1,300  HOKURIKU ELECTRIC POWER COMPANY (ELECTRIC, GAS & SANITARY SERVICES)                          33,092
    11,900  HONDA MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                      366,552
     3,000  HOYA CORPORATION (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
            MEDICAL & OPTICAL)<<                                                                         70,852
       900  IBIDEN COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
            COMPUTER EQUIPMENT)                                                                          33,487
       200  IDEMITSU KOSAN COMPANY LIMITED (OIL & GAS EXTRACTION)                                        16,510
         6  INPEX HOLDINGS INCORPORATED (OIL & GAS EXPLORATION)                                          51,200
     2,560  ISETAN MITSUKOSHI HOLDINGS LIMITED (MISCELLANEOUS RETAIL)                                    29,403
    10,000  ISHIKAWAJIMA-HARIMA HEAVY INDUSTRIES COMPANY LIMITED (MISCELLANEOUS MANUFACTURING
            INDUSTRIES)                                                                                  20,275
     9,000  ISUZU MOTORS LIMITED (TRANSPORTATION EQUIPMENT)                                              19,050
       500  ITO EN LIMITED (EATING & DRINKING PLACES)                                                     9,258
    11,000  ITOCHU CORPORATION (WHOLESALE TRADE NON-DURABLE GOODS)                                       72,913
       200  ITOCHU TECHNO-SCIENCE CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
            EQUIPMENT)                                                                                    6,161
     3,800  J FRONT RETAILING COMPANY LIMITED (WHOLESALE TRADE-DURABLE GOODS)                            22,902
       200  JAFCO COMPANY LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                                    6,116
     7,000  JAPAN AIRLINES CORPORATION (TRANSPORTATION BY AIR)+                                          10,294
       200  JAPAN PETROLEUM EXPLORATION COMPANY (OIL & GAS EXTRACTION)                                   10,204
         4  JAPAN PRIME REALTY INVESTMENT CORPORATION (REAL ESTATE INVESTMENT TRUSTS (REITS))             9,723
         3  JAPAN REAL ESTATE INVESTMENT CORPORATION (REAL ESTATE INVESTMENT TRUSTS (REITS))             24,531
         2  JAPAN RETAIL FUND INVESTMENT CORPORATION (REAL ESTATE INVESTMENT TRUSTS (REITS))             10,851
     2,000  JAPAN STEEL WORKS (MACHINERY)                                                                22,993
        32  JAPAN TOBACCO INCORPORATED (TOBACCO PRODUCTS)                                               109,798
     3,500  JFE HOLDINGS INCORPORATED (PRIMARY METAL INDUSTRIES)                                        120,091

Portfolio of Investments--September 30, 2009                       Wells Fargo Advantage Master Portfolios 137

INTERNATIONAL INDEX PORTFOLIO

  SHARES    SECURITY NAME                                                                              VALUE
----------  --------------------------------------------------------------------------------------  -----------
JAPAN (continued)
     1,000  JGC CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)        $    20,453
     5,000  JOYO BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                  24,564
     1,300  JSR CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                26,647
     1,400  JTEKT CORPORATION (TRANSPORTATION EQUIPMENT)                                                 16,314
        18  JUPITER TELECOMMUNICATIONS COMPANY LIMITED (COMMUNICATIONS)                                  17,405
     6,000  KAJIMA CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)          15,373
     2,000  KAMIGUMI COMPANY LIMITED (TRANSPORTATION SERVICES)                                           16,332
     2,000  KANEKA CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                             14,371
     5,500  KANSAI ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)              132,958
     1,000  KANSAI PAINT COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                    7,798
     3,900  KAO CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                96,452
    10,000  KAWASAKI HEAVY INDUSTRIES LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                   25,400
     4,000  KAWASAKI KISEN KAISHA LIMITED (WATER TRANSPORTATION)                                         14,839
        21  KDDI CORPORATION (COMMUNICATIONS)                                                           118,376
     3,000  KEIHIN ELECTRIC EXPRESS RAILWAY COMPANY LIMITED (RAILROAD TRANSPORTATION)                    25,433
     4,000  KEIO CORPORATION (RAILROAD TRANSPORTATION)                                                   27,316
     2,000  KEISEI ELECTRIC RAILWAY COMPANY LIMITED (RAILROAD TRANSPORTATION)                            13,279
       300  KEYENCE CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
            COMPUTER EQUIPMENT)                                                                          64,101
     1,000  KIKKOMAN CORPORATION (FOOD & KINDRED PRODUCTS)                                               12,455
     1,000  KINDEN CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)           8,366
    12,000  KINTETSU CORPORATION (RAILROAD TRANSPORTATION)                                               46,388
     6,000  KIRIN BREWERY COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                      91,973
    18,000  KOBE STEEL LIMITED (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
            EQUIPMENT)                                                                                   31,482
     6,800  KOMATSU LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                    127,417
       700  KONAMI CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                  14,271
     3,500  KONICA MINOLTA HOLDINGS INCORPORATED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
            PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                             33,181
     8,000  KUBOTA CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                  66,574
     2,500  KURARAY COMPANY LIMITED (TEXTILE MILL PRODUCTS)                                              27,293
       800  KURITA WATER INDUSTRIES LIMITED (ADMINISTRATION OF ENVIRONMENTAL QUALITY & HOUSING
            PROGRAMS)                                                                                    28,697
     1,200  KYOCERA CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
            COMPUTER EQUIPMENT)<<                                                                       111,357
     2,000  KYOWA HAKKO KOGYO COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                              25,333
     2,700  KYUSHU ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)               61,210
       500  LAWSON INCORPORATED (GENERAL MERCHANDISE STORES)                                             23,227
       900  LEOPALACE 21 CORPORATION (REAL ESTATE)                                                        7,229
       200  MABUCHI MOTOR COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
            EXCEPT COMPUTER EQUIPMENT)                                                                   10,182
       800  MAKITA CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
            COMPUTER EQUIPMENT)<<                                                                        25,400
    12,000  MARUBENI CORPORATION (BUSINESS SERVICES)                                                     60,558
     1,700  MARUI COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                           12,177
       300  MARUICHI STEEL TUBE LIMITED (PRIMARY METAL INDUSTRIES)                                        5,999
       900  MATSUI SECURITIES COMPANY LIMITED (INSURANCE AGENTS, BROKERS & SERVICE)                       7,339
    14,100  MATSUSHITA ELECTRIC INDUSTRIAL COMPANY LIMITED (ELECTRICAL & OTHER ELECTRICAL
            EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                          207,813
     3,000  MATSUSHITA ELECTRIC WORKS LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY &
            MOBILE HOME DEALERS)                                                                         35,860
     7,000  MAZDA MOTOR CORPORATION (TRANSPORTATION EQUIPMENT)                                           15,674
       500  MCDONALD'S HOLDINGS COMPANY (JAPAN) LIMITED (FOOD STORES)                                     9,998
     1,100  MEDICEO PALTAC HOLDINGS COMPANY LIMITED (WHOLESALE TRADE NON-DURABLE GOODS)                  15,477
       500  MEIJI HOLDINGS COMPANY LIMITED (FOOD MANUFACTURERS & PURVEYORS)                              21,333
     5,200  MILLEA HOLDINGS INCORPORATED (INSURANCE CARRIERS)                                           150,615
     3,000  MINEBEA COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
            COMPUTER EQUIPMENT)                                                                          13,769
     8,500  MITSUBISHI CHEMICAL HOLDINGS CORPORATION (CHEMICALS & ALLIED PRODUCTS)                       35,320
     9,700  MITSUBISHI CORPORATION (BUSINESS SERVICES)                                                  196,237
    14,000  MITSUBISHI ELECTRIC CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
            EQUIPMENT)                                                                                  106,055
     8,000  MITSUBISHI ESTATE COMPANY LIMITED (REAL ESTATE)                                             125,840
     3,000  MITSUBISHI GAS CHEMICAL COMPANY INCORPORATED (CHEMICALS & ALLIED PRODUCTS)                   16,309
    22,000  MITSUBISHI HEAVY INDUSTRIES LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                 83,329
     1,000  MITSUBISHI LOGISTICS CORPORATION (MOTOR FREIGHT TRANSPORTATION & WAREHOUSING)                12,109
     8,000  MITSUBISHI MATERIALS CORPORATION (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT
            FUELS)                                                                                       22,102
    26,000  MITSUBISHI MOTORS CORPORATION (TRANSPORTATION EQUIPMENT)+                                    42,867

138 Wells Fargo Advantage Master Portfolios   Portfolio of Investments--September 30, 2009

INTERNATIONAL INDEX PORTFOLIO

  SHARES    SECURITY NAME                                                                              VALUE
----------  --------------------------------------------------------------------------------------  -----------
JAPAN (continued)
     4,000  MITSUBISHI RAYON COMPANY LIMITED (TEXTILE MILL PRODUCTS)                                $    13,725
    66,870  MITSUBISHI UFJ FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                       359,064
       430  MITSUBISHI UFJ SECURITIES COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)               12,982
    12,500  MITSUI & COMPANY LIMITED (WHOLESALE TRADE-DURABLE GOODS)                                    163,482
     4,000  MITSUI CHEMICALS INCORPORATED (CHEMICALS & ALLIED PRODUCTS)                                  14,259
     5,000  MITSUI ENGINEERING & SHIPBUILDING COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                 12,978
     6,000  MITSUI FUDOSAN COMPANY LIMITED (REAL ESTATE)                                                101,532
     4,000  MITSUI MINING & SMELTING COMPANY LIMITED (METAL MINING)                                      10,249
     8,000  MITSUI O.S.K. LINES LIMITED (WATER TRANSPORTATION)                                           47,413
     3,000  MITSUI SUMITOMO INSURANCE GROUP HOLDINGS INCORPORATED (INSURANCE CARRIERS)                   82,716
     7,000  MITSUI TRUST HOLDINGS INCORPORATED (DEPOSITORY INSTITUTIONS)                                 25,968
       600  MITSUMI ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
            COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                       12,954
    90,300  MIZUHO FINANCIAL GROUP INCORPORATED (BANKING)                                               179,061
    11,000  MIZUHO TRUST & BANKING COMPANY LIMITED (DEPOSITORY INSTITUTIONS)                             11,642
     1,500  MURATA MANUFACTURING COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
            COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                       71,186
     1,500  NAMCO BANDAI HOLDINGS INCORPORATED (AMUSEMENT & RECREATION SERVICES)                         15,357
    14,000  NEC CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
            COMPUTER EQUIPMENT)                                                                          43,982
     2,000  NGK INSULATORS LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
            COMPUTER EQUIPMENT)                                                                          46,343
     1,000  NGK SPARK PLUG COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                    12,767
     1,000  NHK SPRING COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                         8,255
       800  NIDEC CORPORATION (WHOLESALE TRADE-DURABLE GOODS)                                            64,970
     2,000  NIKON CORPORATION (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
            MEDICAL & OPTICAL)                                                                           36,584
       700  NINTENDO COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
            EXCEPT COMPUTER EQUIPMENT)                                                                  179,357
         4  NIPPON BUILDING FUND INCORPORATED (REAL ESTATE INVESTMENT TRUSTS (REITS))                    35,693
     3,000  NIPPON ELECTRIC GLASS COMPANY LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)               27,371
     6,000  NIPPON EXPRESS COMPANY LIMITED (MOTOR FREIGHT TRANSPORTATION & WAREHOUSING)                  24,397
     1,000  NIPPON MEAT PACKERS INCORPORATED (FOOD & KINDRED PRODUCTS)                                   12,856
     6,500  NIPPON MINING HOLDINGS INCORPORATED (OIL & GAS EXTRACTION)                                   32,006
     9,000  NIPPON OIL CORPORATION (OIL & GAS EXTRACTION)                                                50,532
       600  NIPPON PAPER GROUP INCORPORATED (PAPER & ALLIED PRODUCTS)                                    17,312
     5,000  NIPPON SHEET GLASS COMPANY LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY &
            MOBILE HOME DEALERS)                                                                         16,710
    37,000  NIPPON STEEL CORPORATION (PRIMARY METAL INDUSTRIES)                                         135,197
     3,700  NIPPON TELEGRAPH & TELEPHONE CORPORATION (COMMUNICATIONS)                                   171,470
     8,000  NIPPON YUSEN KABUSHIKI KAISHA (WATER TRANSPORTATION)                                         30,925
     5,000  NIPPONKOA INSURANCE COMPANY LIMITED (INSURANCE CARRIERS)                                     31,304
     5,000  NISHI-NIPPON CITY BANK LIMITED (DEPOSITORY INSTITUTIONS)                                     12,644
     1,000  NISSAN CHEMICAL INDUSTRIES LIMITED (CHEMICALS & ALLIED PRODUCTS)                             14,415
    17,900  NISSAN MOTOR COMPANY LIMITED (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)               121,042
     1,000  NISSAY DOWA GENERAL INSURANCE COMPANY LIMITED (INSURANCE CARRIERS)                            5,113
     1,500  NISSHIN SEIFUN GROUP INCORPORATED (FOOD & KINDRED PRODUCTS)                                  20,988
     5,000  NISSHIN STEEL COMPANY LIMITED (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY &
            TRANSPORTATION EQUIPMENT)                                                                     8,912
     1,000  NISSHINBO INDUSTRIES INCORPORATED (TEXTILE MILL PRODUCTS)                                    10,639
       500  NISSIN FOOD PRODUCTS COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                               19,217
       250  NITORI COMPANY LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                      21,306
     1,200  NITTO DENKO CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                        36,763
       800  NOK CORPORATION (TRANSPORTATION EQUIPMENT)                                                   11,924
    18,100  NOMURA HOLDINGS INCORPORATED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES &
            SERVICES)<<                                                                                 111,506
       400  NOMURA REAL ESTATE HOLDINGS INCORPORATED (REAL ESTATE)                                        6,501
         2  NOMURA REAL ESTATE OFFICE FUND (REAL ESTATE INVESTMENT TRUSTS (REITS))                       13,301
       700  NOMURA RESEARCH INSTITUTE LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
            EQUIPMENT)                                                                                   16,649
     3,000  NSK LIMITED (PRIMARY METAL INDUSTRIES)                                                       18,615
     3,000  NTN CORPORATION (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
            EQUIPMENT)                                                                                   12,432
         9  NTT DATA CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
            COMPUTER EQUIPMENT)                                                                          28,835
       111  NTT DOCOMO INCORPORATED (COMMUNICATIONS)                                                    177,323
         9  NTT URBAN DEVELOPMENT CORPORATION (REAL ESTATE)                                               8,262

Portfolio of Investments--September 30, 2009                       Wells Fargo Advantage Master Portfolios 139

INTERNATIONAL INDEX PORTFOLIO

  SHARES    SECURITY NAME                                                                              VALUE
----------  --------------------------------------------------------------------------------------  -----------
JAPAN (continued)
     5,000  OBAYASHI CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)   $    21,890
        50  OBIC COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                 8,461
     4,000  ODAKYU ELECTRIC RAILWAY COMPANY LIMITED (RAILROAD TRANSPORTATION)                            36,094
     6,000  OJI PAPER COMPANY LIMITED (PAPER & ALLIED PRODUCTS)                                          27,071
     1,600  OLYMPUS CORPORATION (GENERAL MERCHANDISE STORES)                                             42,422
     1,500  OMRON CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
            COMPUTER EQUIPMENT)                                                                          28,307
       600  ONO PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                             31,215
     1,000  ONWARD KASHIYAMA COMPANY LIMITED (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS
            & SIMILAR MATERIALS)                                                                          7,442
       300  ORACLE CORPORATION JAPAN (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)            13,368
       400  ORIENTAL LAND COMPANY LIMITED (AMUSEMENT & RECREATION SERVICES)                              28,162
       640  ORIX CORPORATION (MISCELLANEOUS RETAIL)                                                      39,071
    14,000  OSAKA GAS COMPANY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                49,128
       100  OTSUKA CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                   5,982
       500  PROMISE COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                                  2,729
        51  RAKUTEN INCORPORATED (COMMUNICATIONS)                                                        33,975
     3,500  RESONA HOLDINGS INCORPORATED (DEPOSITORY INSTITUTIONS)                                       45,034
     5,000  RICOH COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
            COMPUTER EQUIPMENT)                                                                          72,857
       300  RINNAI CORPORATION (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)       14,170
       700  ROHM COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
            COMPUTER EQUIPMENT)                                                                          48,972
       400  SANKYO COMPANY LIMITED (WHOLESALE TRADE NON-DURABLE GOODS)                                   25,043
       500  SANTEN PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                          18,381
    12,000  SANYO ELECTRIC COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
            EQUIPMENT)+                                                                                  28,474
     2,200  SAPPORO HOKUYO HOLDINGS INCORPORATED (DEPOSITORY INSTITUTIONS)                                7,818
     2,000  SAPPORO HOLDINGS LIMITED (EATING & DRINKING PLACES)                                          10,204
       122  SBI HOLDINGS INCORPORATED (HOLDING & OTHER INVESTMENT OFFICES)                               24,167
     1,500  SECOM COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
            COMPUTER EQUIPMENT)                                                                          75,531
     1,300  SEGA SAMMY HOLDINGS INCORPORATED (AMUSEMENT & RECREATION SERVICES)                           16,915
     1,000  SEIKO EPSON CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
            COMPUTER EQUIPMENT)                                                                          14,995
     3,000  SEKISUI CHEMICAL COMPANY LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
            OPERATIVE BUILDERS)                                                                          17,446
     4,000  SEKISUI HOUSE LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)       36,094
     5,520  SEVEN & I HOLDINGS COMPANY LIMITED (FOOD STORES)                                            132,212
         3  SEVEN BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                  7,419
     7,200  SHARP CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
            COMPUTER EQUIPMENT)<<                                                                        80,049
     1,300  SHIKOKU ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)              39,681
     2,000  SHIMADZU CORPORATION (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
            MEDICAL & OPTICAL)                                                                           14,482
       200  SHIMAMURA COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                       19,629
       500  SHIMANO INCORPORATED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                        21,612
     4,000  SHIMIZU CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)         15,730
     2,900  SHIN-ETSU CHEMICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                            178,332
       500  SHINKO ELECTRIC INDUSTRIES (ELECT COMPONENTS-SEMICONDUCTORS)                                  8,907
     4,000  SHINKO SECURITIES COMPANY LIMITED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES &
            SERVICES)                                                                                    14,571
     7,000  SHINSEI BANK LIMITED (DEPOSITORY INSTITUTIONS)                                               10,761
     2,000  SHIONOGI & COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                     47,346
     3,000  SHISEIDO COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                        52,303
     4,000  SHIZUOKA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                              42,244
     9,000  SHOWA DENKO KK (CHEMICALS & ALLIED PRODUCTS)                                                 18,348
     1,400  SHOWA SHELL SEKIYU KK (OIL & GAS EXTRACTION)                                                 15,300
       400  SMC CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                     49,195
     5,400  SOFTBANK CORPORATION (HOLDING & OTHER INVESTMENT OFFICES)                                   118,690
     9,000  SOJITZ HOLDINGS CORPORATION (WHOLESALE TRADE NON-DURABLE GOODS)                              17,145
     6,000  SOMPO JAPAN INSURANCE INCORPORATED (INSURANCE CARRIERS)                                      40,372
     7,200  SONY CORPORATION (ELECTRONIC)                                                               212,956
         6  SONY FINANCIAL HOLDINGS INCORPORATED (INSURANCE - LIFE)                                      17,238
       500  SQUARE ENIX COMPANY LIMITED (BUSINESS SERVICES)                                              13,535
     1,000  STANLEY ELECTRIC COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
            EQUIPMENT)                                                                                   20,275
       800  SUMCO CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
            COMPUTER EQUIPMENT)                                                                          18,181
    11,000  SUMITOMO CHEMICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                              45,831

140 Wells Fargo Advantage Master Portfolios                      Portfolio of Investments--September 30, 2009

INTERNATIONAL INDEX PORTFOLIO

  SHARES    SECURITY NAME                                                                              VALUE
----------  --------------------------------------------------------------------------------------  -----------
JAPAN (continued)
     8,100  SUMITOMO CORPORATION (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)      $    83,468
     5,500  SUMITOMO ELECTRIC INDUSTRIES LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
            PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                             71,932
     4,000  SUMITOMO HEAVY INDUSTRIES LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
            EQUIPMENT)                                                                                   19,518
    24,000  SUMITOMO METAL INDUSTRIES LIMITED (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY &
            TRANSPORTATION EQUIPMENT)                                                                    59,088
     4,000  SUMITOMO METAL MINING COMPANY LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS,
            EXCEPT FUELS)                                                                                65,683
     6,500  SUMITOMO MITSUI FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                      226,647
     3,000  SUMITOMO REALTY & DEVELOPMENT COMPANY LIMITED (REAL ESTATE)<<                                54,910
     1,300  SUMITOMO RUBBER INDUSTRIES LIMITED (TRANSPORTATION EQUIPMENT)                                12,266
       100  SUMITOMO TITANIUM (NON-FERROUS METALS)                                                        2,863
    10,000  SUMITOMO TRUST & BANKING COMPANY LIMITED (DEPOSITORY INSTITUTIONS)                           53,139
     2,000  SURUGA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                18,916
       500  SUZUKEN COMPANY LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
            PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                             17,267
     2,500  SUZUKI MOTOR CORPORATION (TRANSPORTATION EQUIPMENT)                                          58,347
     1,600  T&D HOLDINGS INCORPORATED (INSURANCE CARRIERS)                                               43,313
     6,000  TAIHEIYO CEMENT CORPORATION (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                          8,021
     7,000  TAISEI CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)          13,881
     1,000  TAISHO PHARMACEUTICAL COMPANY LIMITED (MEASURING, ANALYZING & CONTROLLING
            INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                20,219
     2,000  TAIYO NIPPON SANSO CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                 23,818
     2,000  TAKASHIMAYA COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                     15,997
     5,400  TAKEDA PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                         224,987
     2,000  TANABE SEIYAKU COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                 26,670
       800  TDK CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                     46,254
     7,000  TEIJIN LIMITED (TEXTILE MILL PRODUCTS)                                                       21,835
     1,200  TERUMO CORPORATION (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
            MEDICAL & OPTICAL)                                                                           66,039
     1,000  THE CHUGOKU BANK LIMITED (DEPOSITORY INSTITUTIONS)                                           12,666
     2,000  THE CHUGOKU ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)          43,982
     3,000  THE HACHIJUNI BANK LIMITED (DEPOSITORY INSTITUTIONS)                                         16,710
     4,000  THE HIROSHIMA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                         16,532
     2,000  THE IYO BANK LIMITED (DEPOSITORY INSTITUTIONS)                                               18,047
       900  THK COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                 17,626
     6,000  TOBU RAILWAY COMPANY LIMITED (RAILROAD TRANSPORTATION)                                       36,629
       800  TOHO COMPANY LIMITED TOKYO (MOTION PICTURES)                                                 13,555
     3,000  TOHO GAS COMPANY LIMITED (PETROLEUM REFINING & RELATED INDUSTRIES)                           13,702
     3,100  TOHOKU ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)               69,069
     2,000  TOKUYAMA CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                           14,661
       300  TOKYO BROADCASTING SYSTEM INCORPORATED (COMMUNICATIONS)                                       5,103
     8,700  TOKYO ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)               228,246
     1,200  TOKYO ELECTRON LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
            COMPUTER EQUIPMENT)                                                                          76,600
    17,000  TOKYO GAS COMPANY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                70,640
       700  TOKYO STEEL MANUFACTURING COMPANY LIMITED (FURNITURE & FIXTURES)                              8,578
     2,000  TOKYO TATEMONO COMPANY LIMITED (INSURANCE AGENTS, BROKERS & SERVICE)                          9,781
     8,000  TOKYU CORPORATION (TRANSPORTATION SERVICES)                                                  38,322
     3,000  TOKYU LAND CORPORATION (REAL ESTATE)                                                         11,998
     2,000  TONENGENERAL SEKIYU KK (OIL & GAS EXTRACTION)                                                19,540
     4,000  TOPPAN PRINTING COMPANY LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                   37,877
    10,000  TORAY INDUSTRIES INCORPORATED (TEXTILE MILL PRODUCTS)                                        60,603
    28,000  TOSHIBA CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                146,917
     4,000  TOSOH CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                              10,115
     1,800  TOSTEM INAX HOLDING CORPORATION (MISCELLANEOUS MANUFACTURING INDUSTRIES)                     31,582
     2,000  TOTO LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                12,522
     1,100  TOYO SEIKAN KAISHA LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                          21,163
     1,000  TOYO SUISAN KAISHA LIMITED (FOOD & KINDRED PRODUCTS)                                         27,071
       500  TOYODA GOSEI COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                      14,622
       500  TOYOTA BOSHOKU CORPORATION (TRANSPORTATION EQUIPMENT)                                         9,865
     1,300  TOYOTA INDUSTRIES CORPORATION (TRANSPORTATION EQUIPMENT)                                     35,699
    19,800  TOYOTA MOTOR CORPORATION (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                   787,456
     1,500  TOYOTA TSUSHO CORPORATION (BUSINESS SERVICES)                                                22,626

Portfolio of Investments--September 30, 2009                                           Wells Fargo Advantage Master Portfolios   141

INTERNATIONAL INDEX PORTFOLIO

  SHARES      SECURITY NAME                                                                                              VALUE
----------    ------------------------------------------------------------------------------------------------------  -------------
JAPAN (continued)
       800    TREND MICRO INCORPORATED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                       $      29,856
       400    TSUMURA & COMPANY (CHEMICALS & ALLIED PRODUCTS)                                                                14,438
     7,000    UBE INDUSTRIES LIMITED JAPAN (CHEMICALS & ALLIED PRODUCTS)                                                     18,404
       300    UNI-CHARM CORPORATION (APPAREL & ACCESSORY STORES)                                                             28,474
     1,000    UNY COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                                      7,486
       800    USHIO INCORPORATED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)           13,948
       170    USS COMPANY LIMITED (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                           10,132
        12    WEST JAPAN RAILWAY COMPANY (RAILROAD TRANSPORTATION)                                                           45,452
       107    YAHOO JAPAN CORPORATION (BUSINESS SERVICES)                                                                    36,356
       700    YAKULT HONSHA COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                                        18,677
       630    YAMADA DENKI COMPANY LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                  42,671
     2,000    YAMAGUCHI FINANCIAL GROUP (DEPOSITORY INSTITUTIONS)                                                            20,743
     1,100    YAMAHA CORPORATION (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                            13,014
     1,500    YAMAHA MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                        18,498
       300    YAMATO KOGYO COMPANY LIMITED (PRIMARY METAL INDUSTRIES)                                                         8,455
     3,000    YAMATO TRANSPORT COMPANY LIMITED (TRANSPORTATION SERVICES)                                                     49,295
     1,000    YAMAZAKI BAKING COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                                      13,546
     2,000    YASKAWA ELECTRIC CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
              EQUIPMENT)                                                                                                     14,438
     1,700    YOKOGAWA ELECTRIC CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
              EQUIPMENT)                                                                                                     15,056

                                                                                                                         15,194,992
                                                                                                                      -------------

KAZAKHSTAN: 0.03%
     1,774    EURASIAN NATURAL RESOURCES CORPORATION (METAL MINING)                                                          24,850
                                                                                                                      -------------
LUXEMBOURG: 0.55%
     6,784    ARCELORMITTAL (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)               253,646
       548    MILLICOM INTERNATIONAL CELLULAR SA (COMMUNICATIONS)+                                                           40,011
     2,055    SES FDR (COMMUNICATIONS)                                                                                       46,612
     3,389    TENARIS SA (PRIMARY METAL INDUSTRIES)                                                                          60,405

                                                                                                                            400,674
                                                                                                                      -------------

MEXICO: 0.02%
     1,302    FRESNILLO PLC (MINING)                                                                                         16,064
                                                                                                                      -------------

NETHERLANDS: 3.47%
    10,557    AEGON NV (INSURANCE CARRIERS)                                                                                  89,619
     1,682    AKZO NOBEL NV (CHEMICALS & ALLIED PRODUCTS)                                                                   104,202
     3,132    ASML HOLDING NV (SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED)                                              92,133
       418    BOSKALIS WESTMINSTER (CONSTRUCTION SPECIAL TRADE CONTRACTORS)                                                  14,277
       358    CORIO NV (REAL ESTATE INVESTMENT TRUSTS (REITS))                                                               24,691
     2,941    EUROPEAN AERONAUTIC DEFENCE & SPACE COMPANY (TRANSPORTATION BY AIR)                                            66,041
       478    FUGRO NV (OIL FIELD SERVICES)                                                                                  27,605
       813    HEINEKEN HOLDING NV (BREWERY)                                                                                  33,163
     1,779    HEINEKEN NV (BREWERY)                                                                                          82,017
    14,068    ING GROEP NV (FINANCIAL SERVICES)                                                                             251,155
    12,376    KONINKLIJKE (ROYAL) KPN NV (COMMUNICATIONS)                                                                   205,283
     7,020    KONINKLIJKE (ROYAL) PHILIPS ELECTRONICS NV (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
              EXCEPT COMPUTER EQUIPMENT)                                                                                    170,939
     8,555    KONINKLIJKE AHOLD NV (FOOD STORES)                                                                            102,909
     1,103    KONINKLIJKE DSM NV (CHEMICALS & ALLIED PRODUCTS)                                                               46,082
     1,453    QIAGEN NV (HEALTH SERVICES)+                                                                                   30,831
       739    RANDSTAD HOLDINGS NV (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                31,918
     5,069    REED ELSEVIER NV (COMMUNICATIONS)                                                                              57,191
    21,494    ROYAL DUTCH SHELL PLC CLASS A (PETROLEUM REFINING & RELATED INDUSTRIES)                                       614,914
     1,114    SBM OFFSHORE NV (PETROLEUM REFINING & RELATED INDUSTRIES)                                                      23,687
     2,680    TNT NV (TRANSPORTATION SERVICES)                                                                               71,926

142  Wells Fargo Advantage Master Portfolios                                           Portfolio of Investments--September 30, 2009

INTERNATIONAL INDEX PORTFOLIO

  SHARES      SECURITY NAME                                                                                               VALUE
----------    ---------------------------------------------------------------------------------------------           -------------
NETHERLANDS (continued)
    11,692    UNILEVER NV (FOOD & KINDRED PRODUCTS)                                                                   $     336,973
     2,012    WOLTERS KLUWER NV (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                   42,972

                                                                                                                          2,520,528
                                                                                                                      -------------
NEW ZEALAND: 0.11%
     7,762    AUCKLAND INTERNATIONAL AIRPORT LIMITED (CONSTRUCTION SPECIAL TRADE CONTRACTORS)                                10,427
     2,204    CONTACT ENERGY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)+                                                     9,168
     4,149    FLETCHER BUILDING LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                  25,020
     4,301    SKY CITY ENTERTAINMENT GROUP LIMITED (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)                      10,095
    13,729    TELECOM CORPORATION OF NEW ZEALAND LIMITED (COMMUNICATIONS)                                                    26,374

                                                                                                                             81,084
                                                                                                                      -------------

NORWAY: 0.71%
     5,214    DNB NOR ASA (DEPOSITORY INSTITUTIONS)                                                                          60,390
       450    FRONTLINE LIMITED (WATER TRANSPORTATION)                                                                       10,463
     5,063    NORSK HYDRO ASA (OIL & GAS EXTRACTION)                                                                         33,694
     5,604    ORKLA ASA (MISCELLANEOUS RETAIL)                                                                               52,828
     2,492    RENEWABLE ENERGY CORPORATION AS (ELECTRIC, GAS & SANITARY SERVICES)+                                           21,874
     2,029    SEADRILL LIMITED (PETROLEUM REFINING & RELATED INDUSTRIES)                                                     42,364
     8,102    STATOILHYDRO ASA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                    182,208
     6,093    TELENOR ASA (COMMUNICATIONS)                                                                                   70,570
     1,400    YARA INTERNATIONAL ASA (AGRICULTURAL SERVICES)                                                                 44,064

                                                                                                                            518,455
                                                                                                                      -------------

PORTUGAL: 0.32%
     2,592    BANCO BPI SA (DEPOSITORY INSTITUTIONS)                                                                          9,149
    17,216    BANCO COMERCIAL PORTUGUES SA (DEPOSITORY INSTITUTIONS)                                                         25,470
     3,852    BANCO ESPIRITO SANTO SA (DEPOSITORY INSTITUTIONS)                                                              27,335
     1,307    BRISA-AUTO ESTRADAS DE PORTUGAL SA (CONSTRUCTION)                                                              12,872
     1,748    CIMPOR CIMENTOS DE PORTUGAL SA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                        14,440
    13,198    ENERGIAS DE PORTUGAL SA (ELECTRIC & GAS SERVICES)                                                              60,451
     1,120    GALP ENERGIA SGPS SA (OIL & GAS EXTRACTION)                                                                    19,373
     1,637    JERONIMO MARTINS (WHOLESALE TRADE NON-DURABLE GOODS)                                                           14,337
     4,288    PORTUGAL TELECOM SGPS SA (COMMUNICATIONS)                                                                      45,399

                                                                                                                            228,826
                                                                                                                      -------------

SINGAPORE: 1.28%
     9,000    ASCENDAS REIT (REAL ESTATE INVESTMENT TRUSTS (REITS))                                                          12,331
    18,000    CAPITALAND LIMITED (REAL ESTATE)                                                                               47,535
    16,670    CAPITAMALL TRUST (REAL ESTATE INVESTMENT TRUSTS (REITS))                                                       21,893
     4,000    CITY DEVELOPMENTS LIMITED (REAL ESTATE)                                                                        29,305
    14,000    COMFORTDELGRO CORPORATION LIMITED (TRANSPORTATION SERVICES)                                                    16,001
     7,000    COSCO CORPORATION SINGAPORE LIMITED (WATER TRANSPORTATION)                                                      5,963
    12,500    DBS GROUP HOLDINGS LIMITED (DEPOSITORY INSTITUTIONS)                                                          117,843
     7,000    FRASER & NEAVE LIMITED (MULTI-INDUSTRY COMPANIES)                                                              19,728
    48,672    GOLDEN AGRI-RESOURCES LIMITED (AGRICULTURAL SERVICES)                                                          14,857
     1,122    JARDINE CYCLE & CARRIAGE LIMITED (WHOLESALE TRADE NON-DURABLE GOODS)                                           19,355
        40    K-REIT ASIA (REAL ESTATE INVESTMENT TRUSTS (REITS))                                                                34
     9,000    KEPPEL CORPORATION LIMITED (BUSINESS SERVICES)                                                                 51,752
     7,000    NEPTUNE ORIENT LINES LIMITED (WATER TRANSPORTATION)                                                             8,845
     8,500    OLAM INTERNATIONAL LIMITED (AGRICULTURAL SERVICES)                                                             15,085
    17,756    OVERSEA-CHINESE BANKING CORPORATION LIMITED (DEPOSITORY INSTITUTIONS)                                          98,949
     6,980    SEMBCORP INDUSTRIES LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                   16,798
     6,000    SEMBCORP MARINE LIMITED (TRANSPORTATION EQUIPMENT)                                                             13,545
     3,600    SINGAPORE AIRLINES LIMITED (AIRLINES)                                                                          35,217

Portfolio of Investments--September 30, 2009                                            Wells Fargo Advantage Master Portfolios  143

INTERNATIONAL INDEX PORTFOLIO

  SHARES      SECURITY NAME                                                                                               VALUE
----------    -------------------------------------------------------------------------------------------------       -------------
SINGAPORE (continued)
     2,628    SINGAPORE AIRPORT TERMINAL SERVICES LIMITED (BUSINESS SERVICES)                                         $       4,216
     6,000    SINGAPORE EXCHANGE LIMITED (BUSINESS SERVICES)                                                                 35,864
    11,000    SINGAPORE PRESS HOLDINGS LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                    30,142
    10,000    SINGAPORE TECHNOLOGIES ENGINEERING LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
              BUILDERS)                                                                                                      19,522
    57,000    SINGAPORE TELECOMMUNICATIONS LIMITED (COMMUNICATIONS)                                                         131,509
     4,000    STARHUB LIMITED (COMMUNICATIONS)                                                                                6,162
     9,000    UNITED OVERSEAS BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                        107,209
     4,000    UOL GROUP LIMITED (REAL ESTATE)                                                                                 9,768
     9,000    WILMAR INTERNATIONAL LIMITED (FOOD & KINDRED PRODUCTS)                                                         40,379

                                                                                                                            929,807
                                                                                                                      -------------

SPAIN: 4.66%
     2,066    ABERTIS INFRAESTRUCTURAS SA (SOCIAL SERVICES)                                                                  46,882
       183    ACCIONA SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                                     24,905
     1,027    ACERINOX SA (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                           22,077
     1,035    ACTIVIDADES DE CONSTRUCCION Y SERVICIOS SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION                53,979
              CONTRACTS)
    25,558    BANCO BILBAO VIZCAYA ARGENTARIA SA (DEPOSITORY INSTITUTIONS)                                                  453,666
     6,601    BANCO DE SABADELL SA (DEPOSITORY INSTITUTIONS)<<                                                               48,829
     1,562    BANCO DE VALENCIA SA (DEPOSITORY INSTITUTIONS)                                                                 14,652
     5,353    BANCO POPULAR ESPANOL SA (DEPOSITORY INSTITUTIONS)<<                                                           53,656
    58,288    BANCO SANTANDER CENTRAL HISPANO SA (DEPOSITORY INSTITUTIONS)                                                  938,258
     2,054    BANKINTER SA (DEPOSITORY INSTITUTIONS)<<                                                                       25,924
     1,315    CINTRA CONCESIONES DE INFRAESTRUCTURAS DE TRANSPORTE SA (TRANSPORTATION SERVICES)                              15,307
     6,105    CRITERIA CAIXACORP SA (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                            31,358
     1,635    EDP RENOVAVEIS SA (ELECTRIC, GAS & SANITARY SERVICES)+                                                         17,980
     1,331    ENAGAS SA (ELECTRIC, GAS & SANITARY SERVICES)                                                                  27,814
       258    FOMENTO DE CONSTRUCCIONES Y CONTRATAS SA (HEAVY CONSTRUCTION OTHER THAN BUILDING
              CONSTRUCTION CONTRACTS)                                                                                        12,081
     1,325    GAMESA CORPORATION TECNOLOGICA SA (ELECTRIC, GAS & SANITARY SERVICES)                                          29,685
     1,626    GAS NATURAL SDG SA (ELECTRIC, GAS & SANITARY SERVICES)                                                         35,929
       733    GESTEVISION TELECINCO SA (AMUSEMENT & RECREATION SERVICES)<<                                                    9,246
       938    GRIFOLS SA (HEALTH SERVICES)                                                                                   17,865
       423    GRUPO FERROVIAL SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)<<                           20,235
     6,203    IBERDROLA RENOVABLES (PIPELINES)                                                                               30,499
    26,390    IBERDROLA SA (ELECTRIC, GAS & SANITARY SERVICES)                                                              258,934
     3,541    IBERIA LINEAS AEREAS DE ESPANA SA (TRANSPORTATION BY AIR)                                                      11,016
       722    INDRA SISTEMAS SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                     18,004
     1,584    INDUSTRIA DE DISENO TEXTIL SA (APPAREL & ACCESSORY STORES)                                                     90,887
     5,199    MAPFRE SA (INSURANCE CARRIERS)                                                                                 23,256
       786    RED ELECTRICA DE ESPANA (ELECTRIC, GAS & SANITARY SERVICES)                                                    40,222
     5,258    REPSOL YPF SA (OIL & GAS EXTRACTION)<<                                                                        143,038
       604    SACYR VALLEHERMOSO SA (REAL ESTATE)                                                                            11,425
    30,394    TELEFONICA SA (COMMUNICATIONS)                                                                                838,619
       976    ZARDOYA-OTIS SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                       21,181

                                                                                                                          3,387,409
                                                                                                                      -------------

SWAZILAND: 0.02%
        83    BKW FMB ENERGIE AG (ELECTRIC, GAS & SANITARY SERVICES)                                                          7,200
       135    SCHINDLER HOLDING SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                   9,510

                                                                                                                             16,710
                                                                                                                      -------------

SWEDEN: 2.41%
     2,468    ALFA LAVAL AB (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                28,959
     2,287    ASSA ABLOY AB CLASS B (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                 37,169
     4,876    ATLAS COPCO AB CLASS A (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                62,809
     2,878    ATLAS COPCO AB CLASS B (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                32,820
     1,723    ELECTROLUX AB CLASS B (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)        39,421

144  Wells Fargo Advantage Master Portfolios                                            Portfolio of Investments--September 30, 2009

INTERNATIONAL INDEX PORTFOLIO

  SHARES      SECURITY NAME                                                                                               VALUE
----------    -----------------------------------------------------------------------------------------------------   -------------
SWEDEN (continued)
     1,592    GETINGE AB (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)            $      26,718
     3,680    HENNES & MAURITZ AB CLASS B (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS)         206,663
       331    HOLMEN AB CLASS B (PAPER & ALLIED PRODUCTS)                                                                     9,116
         1    HUSQVARNA AB A SHARES (MACHINERY)                                                                                   6
     2,958    HUSQVARNA AB B SHARES (MACHINERY)                                                                              20,537
     3,200    INVESTOR AB (HOLDING & OTHER INVESTMENT OFFICES)                                                               58,410
     1,616    LUNDIN PETROLEUM AB (OIL & GAS EXTRACTION)+                                                                    13,097
       532    METRO INTERNATIONAL SA A SHARES (PRINTING, PUBLISHING & ALLIED INDUSTRIES)+                                        72
    23,356    NORDEA BANK AB (DEPOSITORY INSTITUTIONS)                                                                      235,190
     7,322    SANDVIK AB (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                                 80,873
     2,292    SCANIA AB CLASS B (TRANSPORTATION EQUIPMENT)                                                                   28,439
     2,307    SECURITAS AB (BUSINESS SERVICES)                                                                               22,271
    11,038    SKANDINAVISKA ENSKILDA BANKEN AB CLASS A (DEPOSITORY INSTITUTIONS)                                             74,420
     2,840    SKANSKA AB CLASS B (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                             41,675
     2,840    SKF AB CLASS B (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                        44,608
     1,392    SSAB SVENSKT STAL AB A SHARES (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)         21,565
       675    SSAB SVENSKT STAL AB B SHARES (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)          9,537
     4,077    SVENSKA CELLULOSA AB CLASS B (PAPER & ALLIED PRODUCTS)                                                         55,266
     3,514    SVENSKA HANDELSBANKEN AB CLASS A (DEPOSITORY INSTITUTIONS)                                                     89,723
     2,400    SWEDBANK AB (DEPOSITORY INSTITUTIONS)                                                                          22,894
     1,625    SWEDISH MATCH AB (TOBACCO PRODUCTS)                                                                            32,634
     2,250    TELE2 AB (COMMUNICATIONS)                                                                                      29,854
    21,587    TELEFONAKTIEBOLAGET LM ERICSSON CLASS B (COMMUNICATIONS)                                                      216,761
    15,911    TELIASONERA AB (COMMUNICATIONS)                                                                               104,531
     3,200    VOLVO AB CLASS A (TRANSPORTATION EQUIPMENT)                                                                    28,689
     7,895    VOLVO AB CLASS B (TRANSPORTATION EQUIPMENT)                                                                    73,046

                                                                                                                          1,747,773
                                                                                                                      -------------

SWITZERLAND: 7.62%
    15,839    ABB LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                                                              317,911
       726    ACTELION LIMITED (CHEMICALS & ALLIED PRODUCTS)+                                                                45,082
       893    ADECCO SA (BUSINESS SERVICES)                                                                                  47,481
       589    ARYZTA AG (FOOD & KINDRED PRODUCTS)+                                                                           23,871
       370    BALOISE HOLDING AG (INSURANCE AGENTS, BROKERS & SERVICE)                                                       35,347
     3,747    COMPAGNIE FINANCIERE RICHEMONT SA (CONSULTING SERVICES)                                                       105,869
     8,078    CREDIT SUISSE GROUP (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                      448,215
       300    GEBERIT AG (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                                 46,087
        49    GIVAUDAN (CHEMICALS & ALLIED PRODUCTS)                                                                         36,739
     1,761    HOLCIM LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)+                              120,821
     1,532    JULIUS BAER HOLDING AG (DEPOSITORY INSTITUTIONS)                                                               76,504
       392    KUEHNE & NAGEL INTERNATIONAL AG (TRANSPORTATION SERVICES)                                                      34,063
         6    LINDT & SPRUENGLI AG PARTICIPATION CERTIFICATE (FOOD & KINDRED PRODUCTS)                                       14,567
         1    LINDT & SPRUENGLI AG (FOOD & KINDRED PRODUCTS)                                                                 27,753
     1,335    LOGITECH INTERNATIONAL SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                            24,335
       333    LONZA GROUP AG (CHEMICALS & ALLIED PRODUCTS)                                                                   36,311
    26,116    NESTLE SA (FOOD & KINDRED PRODUCTS)                                                                         1,112,885
       912    NOBEL BIOCARE HOLDING AG (MEDICAL PRODUCTS)                                                                    30,186
    15,180    NOVARTIS AG (CHEMICALS & ALLIED PRODUCTS)                                                                     759,513
       198    PARGESA HOLDING SA (HOLDING & OTHER INVESTMENT OFFICES)                                                        17,100
       337    PHONAK HOLDING AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)            33,983
     5,043    ROCHE HOLDINGS AG GENUSSCHEIN (MEDICAL PRODUCTS)                                                              815,114
       375    SCHINDLER HOLDING AG (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                       25,710
        34    SGS SOCIETE GENERALE DE SURVEILLANCE HOLDING SA (BUSINESS SERVICES)                                            45,769
     4,958    STMICROELECTRONICS NV (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)        46,717
        57    STRAUMANN HOLDING AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)         14,755
       294    SWATCH GROUP AG (APPAREL & ACCESSORY STORES)                                                                   13,362

Portfolio of Investments--September 30, 2009                                            Wells Fargo Advantage Master Portfolios 145

INTERNATIONAL INDEX PORTFOLIO

  SHARES      SECURITY NAME                                                                                               VALUE
----------    -----------------------------------------------------------------------------------------------------   -------------
SWITZERLAND (continued)
       224    SWATCH GROUP AG CLASS B (APPAREL & ACCESSORY STORES)                                                    $      52,763
       212    SWISS LIFE HOLDING (INSURANCE CARRIERS)                                                                        25,081
     2,479    SWISS REINSURANCE (INSURANCE CARRIERS)                                                                        111,905
       174    SWISSCOM AG (COMMUNICATIONS)                                                                                   62,251
       700    SYNGENTA AG (CHEMICALS & ALLIED PRODUCTS)                                                                     160,832
       435    SYNTHES INCORPORATED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)         52,428
    25,537    UBS AG (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                                          467,468
     1,055    ZURICH FINANCIAL SERVICES AG (FINANCIAL SERVICES)                                                             250,948

                                                                                                                          5,539,726
                                                                                                                      -------------

UNITED KINGDOM: 19.27%
     6,848    3I GROUP PLC (HOLDING & OTHER INVESTMENT OFFICES)                                                              31,585
     1,284    ADMIRAL GROUP PLC (INSURANCE CARRIERS)                                                                         23,742
     2,452    AMEC PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                                      29,586
     9,449    ANGLO AMERICAN PLC (METAL MINING)                                                                             300,974
     2,864    ANTOFAGASTA PLC (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                                     34,763
     2,587    ASSOCIATED BRITISH FOODS PLC (FOOD & KINDRED PRODUCTS)                                                         35,019
    10,392    ASTRAZENECA PLC (CHEMICALS & ALLIED PRODUCTS)                                                                 465,690
     1,579    AUTONOMY CORPORATION PLC (BUSINESS SERVICES)+                                                                  41,108
    19,514    AVIVA PLC (INSURANCE CARRIERS)                                                                                139,747
    25,365    BAE SYSTEMS PLC (TRANSPORTATION BY AIR)                                                                       141,556
     3,552    BALFOUR BEATTY PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                            18,279
    79,193    BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                                                                        468,283
       674    BERKELEY GROUP HOLDINGS PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)+                   9,544
    24,116    BG GROUP PLC (OIL & GAS EXTRACTION)                                                                           418,943
    15,841    BHP BILLITON PLC (COAL MINING)                                                                                432,405
   134,460    BP PLC (OIL & GAS EXTRACTION)                                                                               1,188,333
     4,271    BRITISH AIRWAYS PLC (TRANSPORTATION BY AIR)                                                                    15,051
    14,329    BRITISH AMERICAN TOBACCO PLC (TOBACCO PRODUCTS)                                                               449,527
     6,117    BRITISH LAND COMPANY PLC (REAL ESTATE)                                                                         46,455
     8,273    BRITISH SKY BROADCASTING PLC (COMMUNICATIONS)                                                                  75,561
    55,589    BT GROUP PLC (COMMUNICATIONS)                                                                                 115,492
     2,376    BUNZL PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                             24,093
     3,218    BURBERRY GROUP PLC (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS)                   25,894
     9,803    CADBURY PLC (FOOD & KINDRED PRODUCTS)                                                                         125,806
       972    CAIRN ENERGY PLC (OIL & GAS EXTRACTION)+                                                                       43,294
     4,517    CAPITA GROUP PLC (PERSONAL SERVICES)                                                                           52,156
     1,178    CARNIVAL PLC (WATER TRANSPORTATION)                                                                            40,138
     2,987    CARPHONE WAREHOUSE PLC (ELECTRONICS)                                                                            9,127
       128    CATTLES PLC (NON-DEPOSITORY CREDIT INSTITUTIONS)(a)                                                                14
    36,943    CENTRICA PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                              148,547
     8,411    COBHAM PLC (TRANSPORTATION BY AIR)                                                                             29,425
    13,413    COMPASS GROUP PLC (FOOD & KINDRED PRODUCTS)                                                                    81,950
    17,941    DIAGEO PLC (FOOD & KINDRED PRODUCTS)                                                                          275,257
     2,650    DRAX GROUP PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                             19,969
     3,538    FIRSTGROUP PLC (TRANSPORTATION SERVICES)                                                                       23,392
    17,064    FRIENDS PROVIDENT PLC (INSURANCE CARRIERS)                                                                     22,689
    37,240    GLAXOSMITHKLINE PLC (CHEMICALS & ALLIED PRODUCTS)                                                             731,742
     9,204    GROUP 4 SECURICOR PLC (SOCIAL SERVICES)                                                                        32,449
     5,051    HAMMERSON PLC (REAL ESTATE)                                                                                    31,830
     6,372    HOME RETAIL GROUP (GENERAL MERCHANDISE STORES)                                                                 27,689
   124,278    HSBC HOLDINGS PLC (DEPOSITORY INSTITUTIONS)                                                                 1,422,091
     3,817    ICAP PLC (HOLDING & OTHER INVESTMENT OFFICES)                                                                  25,785
     7,296    IMPERIAL TOBACCO GROUP PLC (TOBACCO PRODUCTS)                                                                 210,816
     1,887    INTERCONTINENTAL HOTELS GROUP PLC (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)                         24,503
    11,048    INTERNATIONAL POWER PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                    51,027
     5,513    INVENSYS PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                          25,648

146  Wells Fargo Advantage Master Portfolios                                           Portfolio of Investments--September 30, 2009

INTERNATIONAL INDEX PORTFOLIO

  SHARES      SECURITY NAME                                                                                              VALUE
----------    -------------------------------------------------------------------------------------------------       -------------
UNITED KINGDOM (continued)
     2,868    INVESTEC PLC (HOLDING & OTHER INVESTMENT OFFICES)                                                       $      20,993
     6,976    J SAINSBURY PLC (FOOD & KINDRED PRODUCTS)                                                                      36,233
     1,559    JOHNSON MATTHEY PLC (CHEMICALS & ALLIED PRODUCTS)                                                              34,582
     1,471    KAZAKHMYS PLC (METAL MINING)                                                                                   25,249
    16,780    KINGFISHER PLC (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                             57,094
     4,431    LADBROKERS PLC (AMUSEMENT & RECREATION SERVICES)                                                               13,271
     5,366    LAND SECURITIES GROUP PLC (REAL ESTATE)                                                                        53,598
    42,073    LEGAL & GENERAL GROUP PLC (INSURANCE CARRIERS)                                                                 59,036
     3,286    LIBERTY INTERNATIONAL PLC (REAL ESTATE)                                                                        25,207
   116,980    LLOYDS TSB GROUP PLC (DEPOSITORY INSTITUTIONS)                                                                193,870
     1,106    LONDON STOCK EXCHANGE GROUP PLC (FINANCIAL)                                                                    15,137
     1,120    LONMIN PLC (METAL MINING)                                                                                      29,964
    12,124    MAN GROUP PLC (BUSINESS SERVICES)                                                                              64,174
    11,462    MARKS & SPENCER GROUP PLC (GENERAL MERCHANDISE STORES)
    16,901    NATIONAL GRID PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER                       66,330
              EQUIPMENT)                                                                                                    163,143
     1,431    NEXT PLC (APPAREL & ACCESSORY STORES)                                                                          40,982
    38,317    OLD MUTUAL PLC (INSURANCE CARRIERS)                                                                            61,237
     5,881    PEARSON PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                         72,465
     1,520    PETROFAC LIMITED (OIL & GAS EXTRACTION)                                                                        23,988
    18,439    PRUDENTIAL PLC (INSURANCE CARRIERS)                                                                           177,256
       570    RANDGOLD RESOURCES LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                          39,863
     4,349    RECKITT BENCKISER GROUP (CHEMICALS & ALLIED PRODUCTS)                                                         212,543
     8,313    REED ELSEVIER PLC (COMMUNICATIONS)                                                                             62,216
     6,437    REXAM PLC (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                             26,850
     9,839    RIO TINTO PLC (METAL MINING)                                                                                  419,603
    13,298    ROLLS ROYCE GROUP PLC (AEROSPACE, DEFENSE)                                                                    100,058
   121,152    ROYAL BANK OF SCOTLAND GROUP PLC (DEPOSITORY INSTITUTIONS)                                                    102,522
     7,039    ROYAL DUTCH SHELL PLC CLASS A (OIL & GAS EXTRACTION)<<                                                        200,634
    18,341    ROYAL DUTCH SHELL PLC CLASS B (OIL & GAS EXTRACTION)<<                                                        508,853
     6,643    SABMILLER PLC (EATING & DRINKING PLACES)                                                                      160,204
     9,519    SAGE GROUP PLC (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                        35,507
       902    SCHRODERS PLC (HOLDING & OTHER INVESTMENT OFFICES)                                                             15,756
     6,607    SCOTTISH & SOUTHERN ENERGY PLC (ELECTRIC, GAS & SANITARY SERVICES)                                            123,857
     4,964    SEGRO PLC (REAL ESTATE)                                                                                        29,155
     3,574    SERCO GROUP PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                     28,845
     1,740    SEVERN TRENT PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                           26,988
     4,068    SHIRE LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                                    70,474
     6,280    SMITH & NEPHEW PLC (CHEMICALS & ALLIED PRODUCTS)                                                               56,254
     2,825    SMITHS GROUP PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)             40,119
    14,427    STANDARD CHARTERED PLC (DEPOSITORY INSTITUTIONS)                                                              355,533
    16,231    STANDARD LIFE PLC (INSURANCE AGENTS, BROKERS & SERVICE)                                                        56,808
    56,702    TESCO PLC (FOOD & KINDRED PRODUCTS)                                                                           362,113
     3,116    THOMAS COOK GROUP PLC (TRANSPORTATION SERVICES)                                                                11,568
     6,611    TOMKINS PLC (BUSINESS SERVICES)                                                                                19,926
     4,059    TUI TRAVEL PLC (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)                                            16,516
     5,753    TULLOW OIL PLC (OIL & GAS EXTRACTION)                                                                         103,711
     9,213    UNILEVER PLC (FOOD & KINDRED PRODUCTS)                                                                        261,786
     4,949    UNITED UTILITIES GROUP PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                 36,115
       959    VEDANTA RESOURCES PLC (METAL MINING)                                                                           29,151
   376,736    VODAFONE GROUP PLC (COMMUNICATIONS)                                                                           844,121
     1,295    WHITBREAD PLC (EATING & DRINKING PLACES)                                                                       25,167
    15,277    WILLIAM MORRISON SUPERMARKETS PLC (FOOD & KINDRED PRODUCTS)                                                    67,703
     2,061    WOLSELEY PLC (WHOLESALE TRADE-DURABLE GOODS)                                                                   49,638
     9,098    WPP PLC (COMMUNICATION & INFORMATION)                                                                          78,080
    13,684    XSTRATA PLC (DIVERSIFIED MINING)                                                                              201,740

                                                                                                                         14,000,760
                                                                                                                      -------------

TOTAL COMMON STOCKS (COST $68,781,204)                                                                                   71,040,938
                                                                                                                      -------------

Portfolio of Investments--September 30, 2009                                            Wells Fargo Advantage Master Portfolios  147

INTERNATIONAL INDEX PORTFOLIO

  SHARES      SECURITY NAME                                                                         EXPIRATION DATE       VALUE
----------    ----------------------------------------------------------------------------------    ---------------   -------------
RIGHTS: 0.02%
     6,007    BNP PARIBAS (DIVERSIFIED FINANCIAL SERVICES)+                                           10/13/2009      $      13,010
    19,265    FORTIS (INSURANCE-LIFE)+(a)                                                             07/01/2014                  0
     4,000    GENTING SINGAPORE PLC (REAL ESTATE)+                                                    10/12/2009                894
     2,400    SWEDBANK AB (DIVERSIFIED FINANCIAL SERVICES)+                                           10/06/2009              4,734

TOTAL RIGHTS (COST $10,830)                                                                                                  18,638
                                                                                                                      -------------

WARRANTS: 0.01%
     4,000    DOWA MINING (MINING)+(a)                                                                01/29/2010              1,212
     2,828    GOLDEN AGRI-RESOURCES LIMITED (AGRICULTURAL SERVICES)+                                  07/16/2009                261
     3,725    MEDIOBANCA BANCA DI CREDIT (HOLDING & OTHER INVESTMENTS)+(a)                            09/28/2009              1,853
     4,711    UNIONE DI BANCHE ITALIANE SCPA (HOLDING & OTHER INVESTMENTS)+                           07/10/2009                561

TOTAL WARRANTS (COST $0)                                                                                                      3,887
                                                                                                                      -------------

                                                                                          YIELD
                                                                                         -------
PREFERRED STOCKS: 0.05%
       379    BAYERISCHE MOTOREN WERKE AG (TRANSPORTATION EQUIPMENT)                     0.32%(t)                            12,606
       286    RWE AG (ELECTRIC, GAS, & SANITARY SERVICES)                                4.50(t)                             23,550

TOTAL PREFERRED STOCKS (COST $60,616)                                                                                        36,156
                                                                                                                      -------------

COLLATERAL FOR SECURITIES LENDING: 1.16%

                                                                                          YIELD
                                                                                         -------
COLLATERAL INVESTED IN BUSINESS TRUSTS: 1.16%
   817,000    BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND SERIES A                  0.04(u)                            817,000
    28,993    BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND SERIES B(a)               0.00(u)                             23,194
                                                                                                                            840,194
                                                                                                                      -------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $845,993)                                                                     840,194
                                                                                                                      -------------

SHORT-TERM INVESTMENTS: 1.00%
   727,589    WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                               0.22(s)                            727,589
                                                                                                                      -------------

TOTAL SHORT-TERM INVESTMENTS (COST $727,589)                                                                                727,589
                                                                                                                      -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $70,426,232)*                                                           100.11%                                 $  72,756,384

OTHER ASSETS AND LIABILITIES, NET                                              (0.11)                                       (79,941)
                                                                              ------                                  -------------

TOTAL NET ASSETS                                                              100.00%                                 $  72,676,443
                                                                              ------                                  -------------

-------------
<<    All or a portion of this security is on loan.

+     Non-income earning securities.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(s)   Rate shown is the 1-day annualized yield at period end.

(t)   Rate shown is the annual yield at period end.

(u)   Rate shown is the daily yield at period end.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The fund does not pay an investment advisory fee for such investments.

+++   Short-term security of an affiliate of the Fund with a cost of $727,589.

* Cost for federal income tax purposes is $71,602,575 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation            $   11,490,226
Gross unrealized depreciation               (10,336,417)
                                         --------------
Net unrealized appreciation              $    1,153,809

The accompanying notes are an integral part of these financial statements.

148  Wells Fargo Advantage Master Portfolios                                            Portfolio of Investments--September 30, 2009

INTERNATIONAL VALUE PORTFOLIO

  SHARES      SECURITY NAME                                                                                              VALUE
----------    --------------------------------------------------------------------------------------                  -------------
COMMON STOCKS: 96.87%

AUSTRALIA: 6.85%
   515,233    AMCOR LIMITED (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                                                $   2,490,871
   448,500    AWB LIMITED (AGRICULTURAL SERVICES)                                                                           504,475
   404,900    BLUESCOPE STEEL LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                            1,046,604
   755,171    CHALLENGER FINANCIAL SERVICES GROUP LIMITED (FINANCE & FINANCIAL SERVICES)                                  2,271,782
   340,400    DOWNER EDI LIMITED (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES)                        2,459,464
 1,718,600    GOODMAN FIELDER LIMITED (DURABLE GOODS - CONSUMER)                                                          2,531,969
    29,469    MACQUARIE GROUP LIMITED (DEPOSITORY INSTITUTIONS)                                                           1,528,396
   494,200    METCASH LIMITED (WHOLESALE TRADE-DURABLE GOODS)                                                             1,961,925
   700,300    MINCOR RESOURCES NL (METAL MINING)                                                                          1,532,156
   627,300    QANTAS AIRWAYS (TRANSPORTATION BY AIR)                                                                      1,582,736
   368,800    SALLY MALAY MINING LIMITED (METAL MINING)                                                                     813,388
   210,400    TABCORP HOLDINGS LIMITED (AMUSEMENT & RECREATION SERVICES)                                                  1,323,434
   527,300    TELSTRA CORPORATION LIMITED (COMMUNICATIONS)                                                                1,521,152

                                                                                                                         21,568,352
                                                                                                                      -------------

AUSTRIA: 0.44%
    39,300    VOESTALPINE AG (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                     1,402,668
                                                                                                                      -------------

BELGIUM: 1.28%
    37,700    DELHAIZE GROUP (FOOD STORES)                                                                                2,617,197
    37,000    TESSENDERLO CHEMIE NV (CHEMICALS & ALLIED PRODUCTS)                                                         1,426,159

                                                                                                                          4,043,356
                                                                                                                      -------------

DENMARK: 1.48%
    45,600    DANSKE BANK A/S (DEPOSITORY INSTITUTIONS)                                                                   1,194,445
    93,000    H. LUNDBECK A/S (CHEMICALS & ALLIED PRODUCTS)                                                               1,928,721
    26,367    NKT HOLDING A/S (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                    1,539,399

                                                                                                                          4,662,565
                                                                                                                      -------------

FINLAND: 1.32%
    85,800    NOKIA OYJ (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                 1,261,839
    51,800    RAUTARUUKKI OYJ (PRIMARY METAL INDUSTRIES)                                                                  1,243,151
    82,700    TIETOENATOR OYJ (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                    1,645,867

                                                                                                                          4,150,857
                                                                                                                      -------------

FRANCE: 10.74%
    89,100    AXA SA (INSURANCE CARRIERS)                                                                                 2,412,125
    17,000    BNP PARIBAS SA (DEPOSITORY INSTITUTIONS)                                                                    1,358,288
    31,998    CASINO GUICHARD-PERRACHON SA (FOOD STORES)                                                                  2,537,889
    74,700    CREDIT AGRICOLE SA (DEPOSITORY INSTITUTIONS)                                                                1,560,987
   102,800    FRANCE TELECOM SA (COMMUNICATIONS)                                                                          2,738,636
    31,800    LAGARDERE SCA (COMMUNICATIONS)                                                                              1,481,202
    45,600    RALLYE SA (GENERAL MERCHANDISE STORES)<<                                                                    1,621,184
    92,500    SAFRAN SA (NATIONAL SECURITY & INTERNATIONAL AFFAIRS)                                                       1,733,292
    88,300    SANOFI-AVENTIS SA (CHEMICALS & ALLIED PRODUCTS)                                                             6,480,106
   103,600    SCOR REGROUPE (INSURANCE AGENTS, BROKERS & SERVICE)                                                         2,831,960
     4,300    SCOR SE (INSURANCE AGENTS, BROKERS & SERVICE)                                                                 117,012
    17,600    SOCIETE GENERALE (DEPOSITORY INSTITUTIONS)                                                                  1,416,530
    51,900    THALES SA (TRANSPORTATION BY AIR)                                                                           2,574,646
    48,200    TOTAL SA (OIL & GAS EXTRACTION)                                                                             2,864,026
    68,000    VIVENDI SA (COMMUNICATIONS)                                                                                 2,104,103

                                                                                                                         33,831,986
                                                                                                                      -------------

Portfolio of Investments--September 30, 2009                                           Wells Fargo Advantage Master Portfolios  149

INTERNATIONAL VALUE PORTFOLIO

  SHARES      SECURITY NAME                                                                                              VALUE
----------    -------------------------------------------------------------------------------------------------       -------------
GERMANY: 7.57%
    69,900    BASF AG (CHEMICALS & ALLIED PRODUCTS)                                                                   $   3,703,874
    25,000    DAIMLER AG (TRANSPORTATION EQUIPMENT)                                                                       1,258,670
    20,100    DEUTSCHE BANK AG (DEPOSITORY INSTITUTIONS)                                                                  1,542,590
    77,800    DEUTSCHE LUFTHANSA AG (TRANSPORTATION BY AIR)                                                               1,378,714
   126,300    E.ON AG (ELECTRIC, GAS & SANITARY SERVICES)                                                                 5,356,143
    31,000    HANNOVER RUECKVERSICHERUNG AG (INSURANCE CARRIERS)                                                          1,421,257
    22,800    MUENCHENER RUECKVERSICHERUNGS GESELLSCHAFT AG (INSURANCE CARRIERS)                                          3,637,737
    25,900    NORDDEUTSCHE AFFINERIE AG (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER            1,079,419
              EQUIPMENT)
    19,000    RWE AG (ELECTRIC, GAS & SANITARY SERVICES)                                                                  1,764,707
    78,400    THYSSENKRUPP AG (PRIMARY METAL INDUSTRIES)                                                                  2,699,532

                                                                                                                         23,842,643
                                                                                                                      -------------

GREECE: 0.01%
    55,200    ALAPIS HOLDING INDUSTRIAL AND COMMERCIAL SA OF PHARMACEUTICAL & ORGANIC PRODUCTS
              (HOLDING & OTHER INVESTMENT OFFICES)                                                                           48,466
                                                                                                                      -------------

HONG KONG: 2.26%
 2,260,000    CHAODA MODERN AGRICULTURE LIMITED (AGRICULTURAL SERVICES)                                                   1,364,740
 1,834,000    NOBLE GROUP LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                3,189,792
   271,000    ORIENT OVERSEAS INTERNATIONAL LIMITED (WATER TRANSPORTATION)                                                1,384,714
   524,000    UNION BANK HONG KONG (DEPOSITORY INSTITUTIONS)                                                              1,185,923

                                                                                                                          7,125,169
                                                                                                                      -------------

IRELAND: 0.77%
    79,300    ALLIED IRISH BANKS PLC (DEPOSITORY INSTITUTIONS)                                                              372,154
   225,000    BANK OF IRELAND PLC (DEPOSITORY INSTITUTIONS)                                                               1,126,054
   111,500    IRISH LIFE & PERMANENT PLC (NON-DEPOSITORY CREDIT INSTITUTIONS)                                               916,984

                                                                                                                          2,415,192
                                                                                                                      -------------

ITALY: 2.52%
   141,055    BENETTON GROUP SPA (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS)                1,428,384
   421,400    ENEL SPA (ELECTRIC, GAS & SANITARY SERVICES)                                                                2,674,758
   152,900    ENI SPA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                           3,821,605

                                                                                                                          7,924,747
                                                                                                                      -------------

JAPAN: 21.12%
   240,000    ADEKA CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                             2,400,936
    36,900    AEON CREDIT SERVICE COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                                      371,610
    13,500    ALPS ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
              COMPUTER EQUIPMENT)                                                                                            77,903
   206,000    AMADA COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)<<                            1,386,108
    89,600    ASTELLAS PHARMA INCORPORATED (CHEMICALS & ALLIED PRODUCTS)                                                  3,683,217
   315,000    CENTRAL GLASS COMPANY LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)           1,400,156
   293,000    CHIBA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                                1,814,828
   156,800    COMSYS HOLDINGS CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)<<              1,718,835
   161,000    COSMO OIL COMPANY LIMITED (OIL & GAS EXTRACTION)                                                              448,393
    72,500    EIZO NANAO CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER               1,728,402
              EQUIPMENT)
    46,000    FUJI HEAVY INDUSTRIES LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                        178,845
   378,000    FUKUOKA FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                              1,570,701
    57,700    HITACHI CAPITAL CORPORATION (NON-DEPOSITORY CREDIT INSTITUTIONS)<<                                            708,354
    42,400    HITACHI SOFTWARE ENGINEERING COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY &
              COMPUTER EQUIPMENT)                                                                                         1,249,351
    36,100    HONDA MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                      1,111,976
   214,000    ITOCHU CORPORATION (WHOLESALE TRADE NON-DURABLE GOODS)                                                      1,418,482
    40,300    JFE HOLDINGS INCORPORATED (PRIMARY METAL INDUSTRIES)                                                        1,382,766
    82,000    KANEKA CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                              589,205
       500    KDDI CORPORATION (COMMUNICATIONS)                                                                           2,818,470

150  Wells Fargo Advantage Master Portfolios                                           Portfolio of Investments--September 30, 2009

INTERNATIONAL VALUE PORTFOLIO

  SHARES     SECURITY NAME                                                                                                 VALUE
----------   -------------------------------------------------------------------------------------------------------    ------------
JAPAN (continued)
    23,900   KONAMI CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)<<                              $    487,239
    43,000   KYORIN COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                            730,519
   458,000   MARUBENI CORPORATION (BUSINESS SERVICES)                                                                      2,311,302
    52,200   MIRACA HOLDINGS INCORPORATED (CHEMICALS & ALLIED PRODUCTS)                                                    1,703,849
    64,100   MITSUBISHI CORPORATION (BUSINESS SERVICES)                                                                    1,296,782
    97,000   MITSUI & COMPANY LIMITED (WHOLESALE TRADE-DURABLE GOODS)                                                      1,268,624
   699,600   MIZUHO FINANCIAL GROUP INCORPORATED (BANKING)                                                                 1,387,276
   131,300   NAMCO BANDAI HOLDINGS INCORPORATED (AMUSEMENT & RECREATION SERVICES)                                          1,344,229
    55,500   NIFCO INCORPORATED (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                                                 1,107,341
   213,000   NIPPON EXPRESS COMPANY LIMITED (MOTOR FREIGHT TRANSPORTATION & WAREHOUSING)                                     866,095
   406,500   NIPPON MINING HOLDINGS INCORPORATED (OIL & GAS EXTRACTION)                                                    2,001,593
   303,300   NIPPON OIL CORPORATION (OIL & GAS EXTRACTION)                                                                 1,702,927
    74,600   NIPPON TELEGRAPH & TELEPHONE CORPORATION (COMMUNICATIONS)                                                     3,457,205
   192,100   NISSAN MOTOR COMPANY LIMITED (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                 1,299,000
     1,200   NTT DOCOMO INCORPORATED (COMMUNICATIONS)                                                                      1,917,006
    11,000   OMRON CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)             207,586
   111,000   RICOH COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)       1,617,423
    40,000   RYOSAN COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)      1,029,354
   229,000   SANKEN ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)<<                                                                                                    785,741
   384,000   SANWA HOLDINGS CORPORATION (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                1,321,852
    13,000   SEINO HOLDINGS COMPANY LIMITED (MOTOR FREIGHT TRANSPORTATION & WAREHOUSING)                                     112,527
    94,500   SHOWA SHELL SEKIYU KK (OIL & GAS EXTRACTION)                                                                  1,032,747
   678,000   SOJITZ HOLDINGS CORPORATION (WHOLESALE TRADE NON-DURABLE GOODS)                                               1,291,572
    58,000   SUMITOMO BAKELITE COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                 307,559
   267,100   SUMITOMO CORPORATION (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                            2,752,381
    88,700   TAKEDA PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                           3,695,627
    64,200   TAKEFUJI CORPORATION (HOLDING & OTHER INVESTMENT OFFICES)<<                                                     226,003
    62,000   THE KEIYO BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                                317,028
   234,000   TOSHIBA TEC CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)     1,094,859
    27,900   TOYOTA MOTOR CORPORATION (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                     1,109,597
    90,000   UNY COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                                      673,759
     3,000   ZEON CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                                   13,736

                                                                                                                          66,528,876
                                                                                                                        ------------

NETHERLANDS: 3.30%
   151,800   AEGON NV (INSURANCE CARRIERS)                                                                                 1,288,621
    82,761   CSM (FOOD & KINDRED PRODUCTS)                                                                                 2,089,134
   104,100   ING GROEP NV (FINANCIAL SERVICES)                                                                             1,858,493
    52,700   KONINKLIJKE DSM NV (CHEMICALS & ALLIED PRODUCTS)                                                              2,201,746
    39,063   NUTRECO HOLDING NV (FOOD & KINDRED PRODUCTS)                                                                  1,900,103
    37,100   ROYAL DUTCH SHELL PLC CLASS A (PETROLEUM REFINING & RELATED INDUSTRIES)                                       1,061,381

                                                                                                                          10,399,478
                                                                                                                        ------------

NORWAY: 1.22%
    62,400   CERMAQ ASA (FOOD & KINDRED PRODUCTS)                                                                            505,587
   132,000   DNB NOR ASA (DEPOSITORY INSTITUTIONS)                                                                         1,528,852
    63,600   NORSK HYDRO ASA (OIL & GAS EXTRACTION)                                                                          423,259
    61,700   STATOILHYDRO ASA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                    1,387,583

                                                                                                                           3,845,281
                                                                                                                        ------------

PORTUGAL: 0.89%
   148,465   BANCO BPI SA (DEPOSITORY INSTITUTIONS)                                                                          524,025
   131,400   BANCO ESPIRITO SANTO SA (DEPOSITORY INSTITUTIONS)                                                               932,583
   126,300   PORTUGAL TELECOM SGPS SA (COMMUNICATIONS)                                                                     1,337,188

                                                                                                                           2,793,796
                                                                                                                        ------------

Portfolio of Investments--September 30, 2009                                            Wells Fargo Advantage Master Portfolios  151

INTERNATIONAL VALUE PORTFOLIO

  SHARES      SECURITY NAME                                                                                               VALUE
----------    ------------------------------------------------------------------------------------                    -------------
SINGAPORE: 1.07%
 4,073,200    GOLDEN AGRI-RESOURCES LIMITED (AGRICULTURAL SERVICES)                                                   $   1,243,372
   606,490    MOBILONE LIMITED (COMMUNICATIONS)                                                                             762,068
   126,000    SINGAPORE AIRLINES LIMITED (TRANSPORTATION SERVICES)                                                        1,232,584
    91,980    SINGAPORE AIRPORT TERMINAL SERVICES LIMITED (BUSINESS SERVICES)                                               147,570

                                                                                                                          3,385,594
                                                                                                                      -------------
SPAIN: 5.81%
   236,000    BANCO BILBAO VIZCAYA ARGENTARIA SA (DEPOSITORY INSTITUTIONS)                                                4,189,124
   100,300    BANCO ESPANOL DE CREDITO SA (DEPOSITORY INSTITUTIONS)                                                       1,367,941
   468,500    BANCO SANTANDER CENTRAL HISPANO SA (DEPOSITORY INSTITUTIONS)                                                7,541,413
   123,800    REPSOL YPF SA (OIL & GAS EXTRACTION)<<                                                                      3,367,832
    66,500    TELEFONICA SA (COMMUNICATIONS)                                                                              1,834,842

                                                                                                                         18,301,152
                                                                                                                      -------------

SWEDEN: 2.30%
    58,700    ELECTROLUX AB CLASS B (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
              COMPUTER EQUIPMENT)                                                                                         1,343,018
    74,800    SAAB AB (TRANSPORTATION EQUIPMENT)<<                                                                          895,924
   101,800    SVENSKA CELLULOSA AB CLASS B (PAPER & ALLIED PRODUCTS)                                                      1,379,948
    88,210    SVENSKA HANDELSBANKEN AB CLASS A (DEPOSITORY INSTITUTIONS)                                                  2,252,273
   137,500    TELEFONAKTIEBOLAGET LM ERICSSON CLASS B (COMMUNICATIONS)                                                    1,380,651

                                                                                                                          7,251,814
                                                                                                                      -------------

SWITZERLAND: 6.61%
    28,800    BALOISE HOLDING AG (INSURANCE AGENTS, BROKERS & SERVICE)                                                    2,751,327
   209,944    CLARIANT AG (CHEMICALS & ALLIED PRODUCTS)                                                                   1,910,424
    27,500    CREDIT SUISSE GROUP (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                    1,525,861
     3,700    GEORG FISCHER AG (TRANSPORTATION EQUIPMENT)                                                                   970,255
    76,700    NOVARTIS AG (CHEMICALS & ALLIED PRODUCTS)                                                                   3,837,590
     3,700    RIETER HOLDING AG (CHEMICALS & ALLIED PRODUCTS)                                                               837,972
    28,900    SWISS REINSURANCE (INSURANCE CARRIERS)                                                                      1,304,586
     7,500    SWISSCOM AG (COMMUNICATIONS)                                                                                2,683,224
     2,000    VALORA HOLDING AG (GENERAL MERCHANDISE STORES)                                                                476,696
     7,800    VERWALTUNGS-UND PRIVAT-BANK AG (DEPOSITORY INSTITUTIONS)                                                      909,235
    15,200    ZURICH FINANCIAL SERVICES AG (FINANCIAL SERVICES)                                                           3,615,555

                                                                                                                         20,822,725
                                                                                                                      -------------

UNITED KINGDOM: 19.31%
   190,400    AMLIN PLC (INSURANCE CARRIERS)                                                                              1,166,950
   116,900    ASTRAZENECA PLC (PHARMACEUTICALS)                                                                           5,238,567
   220,500    AVIVA PLC (INSURANCE CARRIERS)                                                                              1,579,078
   583,400    BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                                                                      3,449,754
   785,400    BP PLC (OIL & GAS EXTRACTION)                                                                               6,941,223
   332,100    BRIT INSURANCE HOLDINGS PLC (INSURANCE CARRIERS)                                                            1,082,196
 1,092,100    BT GROUP PLC (COMMUNICATIONS)                                                                               2,268,954
   328,700    CENTRICA PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                            1,321,692
   181,087    DRAX GROUP PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                          1,364,548
   390,000    DS SMITH PLC (PAPER & ALLIED PRODUCTS)                                                                        668,782
   569,500    GKN PLC (TRANSPORTATION EQUIPMENT)                                                                          1,034,842
   185,000    GLAXOSMITHKLINE PLC (CHEMICALS & ALLIED PRODUCTS)                                                           3,635,133
   184,200    GREENE KING PLC (FOOD & KINDRED PRODUCTS)                                                                   1,240,815
   323,800    IMI PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                            2,316,258
   799,947    LLOYDS TSB GROUP PLC (DEPOSITORY INSTITUTIONS)                                                              1,325,745
   814,400    LOGICACMG PLC (BUSINESS SERVICES)                                                                           1,693,304
   632,790    MARSTON'S PLC (EATING & DRINKING PLACES)                                                                      984,500
   271,300    MEGGITT PLC (TRANSPORTATION BY AIR)                                                                         1,010,676

152  Wells Fargo Advantage Master Portfolios                                            Portfolio of Investments--September 30, 2009

INTERNATIONAL VALUE PORTFOLIO

  SHARES      SECURITY NAME                                                                                              VALUE
----------    ----------------------------------------------------------------------------------------------          -------------
UNITED KINGDOM (continued)
   237,100    NORTHERN FOODS PLC (FOOD & KINDRED PRODUCTS)                                                            $     266,952
 1,123,200    OLD MUTUAL PLC (INSURANCE CARRIERS)                                                                         1,795,052
   315,100    PREMIER FOODS PLC (WHOLESALE TRADE-DURABLE GOODS)                                                             211,504
   443,900    ROYAL & SUN ALLIANCE INSURANCE GROUP PLC (INSURANCE CARRIERS)                                                 949,208
   261,478    ROYAL BANK OF SCOTLAND GROUP PLC (DEPOSITORY INSTITUTIONS)                                                    221,269
   264,000    ROYAL DUTCH SHELL PLC CLASS B (OIL & GAS EXTRACTION)                                                        7,324,429
   124,200    SPECTRIS PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)              1,402,341
   319,900    TATE & LYLE PLC (FOOD & KINDRED PRODUCTS)                                                                   2,161,569
   389,400    THOMAS COOK GROUP PLC (TRANSPORTATION SERVICES)<<                                                           1,445,657
   433,500    TOMKINS PLC (BUSINESS SERVICES)                                                                             1,306,624
 1,698,900    VODAFONE GROUP PLC (COMMUNICATIONS)                                                                         3,806,581
   223,600    WH SMITH PUBLIC LIMITED CORPORATION (COMMUNICATIONS)                                                        1,611,641

                                                                                                                         60,825,844
                                                                                                                      -------------

TOTAL COMMON STOCKS (COST $350,823,547)                                                                                 305,170,561
                                                                                                                      -------------

                                                                                                    EXPIRATION DATE
                                                                                                    ---------------
RIGHTS: 0.05%
   448,500    AWB LIMITED (CONSUMER STAPLES)+(a)                                                      10/21/2009            110,787
    17,000    BNP PARIBAS (DIVERSIFIED BANKING SERVICES)+                                             10/13/2009             36,818
    99,600    FORTIS (INSURANCE-LIFE)(a)+                                                             07/01/2014                  0

TOTAL RIGHTS (COST $173,943)                                                                                                147,605
                                                                                                                      -------------

COLLATERAL FOR SECURITIES LENDING: 2.63%

                                                                                          YIELD
                                                                                         -------
COLLATERAL INVESTED IN BUSINESS TRUSTS: 2.63%
 8,144,012    BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND SERIES A                  0.04%(u)                         8,144,012
   176,180    BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND SERIES B(a)               0.00(u)                            140,944

                                                                                                                          8,284,956
                                                                                                                      -------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $8,320,192)                                                                 8,284,956
                                                                                                                      -------------

SHORT-TERM INVESTMENTS: 1.22%
                                                                                                                      -------------
 3,858,180    WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                               0.22(s)                          3,858,180
                                                                                                                      -------------

TOTAL SHORT-TERM INVESTMENTS (COST $3,858,180)                                                                            3,858,180
                                                                                                                      -------------
TOTAL INVESTMENTS IN SECURITIES
(COST $363,175,862)*                                                          100.77%                                 $ 317,461,302

OTHER ASSETS AND LIABILITIES, NET                                              (0.77)                                    (2,419,138)
                                                                              ------                                  -------------
TOTAL NET ASSETS                                                              100.00%                                 $ 315,042,164
                                                                              ------                                  -------------

-------------
<<    All or a portion of this security is on loan.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

+     Non-income earning securities.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The fund does not pay an investment advisory fee for such investments.

(s)   Rate shown is the 1-day annualized yield at period end.

(u)   Rate shown is the daily yield at period end.

+++   Short-term security of an affiliate of the Fund with a cost of $3,858,180.

* Cost for federal income tax purposes is $364,260,871 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation            $  20,672,298
Gross unrealized depreciation              (67,471,867)
                                         -------------
Net unrealized depreciation              $ (46,799,569)

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments--September 30, 2009            Wells Fargo Advantage Master Portfolios 153

LARGE CAP APPRECIATION PORTFOLIO

               SHARES                 SECURITY NAME                                                 VALUE
-----------------------------------   ---------------------------------------------------------  ------------
COMMON STOCKS: 98.76%

AEROSPACE, DEFENSE: 1.18%
                             23,170   RAYTHEON COMPANY                                           $  1,111,465
                                                                                                 ------------
APPAREL & ACCESSORY STORES: 2.51%
                             55,020   GAP INCORPORATED                                              1,177,428
                             39,300   NORDSTROM INCORPORATED<<                                      1,200,222
                                                                                                    2,377,650
                                                                                                 ------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 1.31%
                             16,220   POLO RALPH LAUREN CORPORATION<<                               1,242,776
                                                                                                 ------------
AUTO PARTS & EQUIPMENT: 1.30%
                             48,270   JOHNSON CONTROLS INCORPORATED                                 1,233,781
                                                                                                 ------------
BIOPHARMACEUTICALS: 1.19%
                             24,150   GILEAD SCIENCES INCORPORATED+                                 1,124,907
                                                                                                 ------------
BIOTECHNOLOGY: 1.10%
                             17,300   AMGEN INCORPORATED+                                           1,041,979
                                                                                                 ------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.91%
                              1,350   NVR INCORPORATED<<+                                             860,450
                                                                                                 ------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 1.15%
                             40,670   HOME DEPOT INCORPORATED                                       1,083,449
                                                                                                 ------------
BUSINESS SERVICES: 6.78%
                             28,410   BMC SOFTWARE INCORPORATED+                                    1,066,227
                             62,330   CA INCORPORATED                                               1,370,637
                             37,800   INTUIT INCORPORATED<<+                                        1,077,300
                             37,480   LENDER PROCESSING SERVICES INCORPORATED                       1,430,612
                             70,430   ORACLE CORPORATION                                            1,467,761

                                                                                                    6,412,537
                                                                                                 ------------
CHEMICALS & ALLIED PRODUCTS: 2.45%
                             13,790   CF INDUSTRIES HOLDINGS INCORPORATED                           1,189,112
                             19,240   CLOROX COMPANY                                                1,131,697

                                                                                                    2,320,809
                                                                                                 ------------
COMMUNICATIONS: 1.32%
                             73,880   COMCAST CORPORATION CLASS A                                   1,247,833
                                                                                                 ------------
DEPOSITORY INSTITUTIONS: 1.31%
                             21,370   NORTHERN TRUST CORPORATION                                    1,242,879
                                                                                                 ------------
E-COMMERCE/SERVICES: 2.67%
                             56,450   EBAY INCORPORATED+                                            1,332,785
                              7,220   PRICELINE.COM INCORPORATED<<+                                 1,197,220

                                                                                                    2,530,005
                                                                                                 ------------
EATING & DRINKING PLACES: 1.29%
                             21,450   MCDONALD'S CORPORATION<<                                      1,224,152
                                                                                                 ------------
ELECTRIC, GAS & SANITARY SERVICES: 0.95%
                             18,060   EXELON CORPORATION                                              896,137
                                                                                                 ------------

154 Wells Fargo Advantage Master Portfolios   Portfolio of Investments--September 30, 2009

LARGE CAP APPRECIATION PORTFOLIO

       SHARES         SECURITY NAME                                                               VALUE
--------------------  -----------------------------------------------------------------------  ------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 10.23%
              41,610  BROADCOM CORPORATION CLASS A+                                            $  1,277,011
              98,960  CISCO SYSTEMS INCORPORATED+                                                 2,329,518
              30,320  COOPER INDUSTRIES PLC                                                       1,139,122
              67,940  MARVELL TECHNOLOGY GROUP LIMITED+                                           1,099,949
              50,560  NETAPP INCORPORATED+                                                        1,348,941
              28,750  QUALCOMM INCORPORATED                                                       1,293,175
              50,510  TEXAS INSTRUMENTS INCORPORATED                                              1,196,582

                                                                                                  9,684,298
                                                                                               ------------
ENGINEERING  CONSTRUCTION: 1.24%
              23,090  FLUOR CORPORATION                                                           1,174,127
                                                                                               ------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 2.53%
              43,300  CROWN HOLDINGS INCORPORATED+                                                1,177,760
              37,860  SHAW GROUP INCORPORATED+                                                    1,214,927

                                                                                                  2,392,687
                                                                                               ------------
FOOD & KINDRED PRODUCTS: 5.06%
              40,530  ARCHER DANIELS MIDLAND COMPANY                                              1,184,287
              18,840  GENERAL MILLS INCORPORATED                                                  1,212,919
              33,660  HANSEN NATURAL CORPORATION+                                                 1,236,668
              23,630  MOLSON COORS BREWING COMPANY<<                                              1,150,308

                                                                                                  4,784,182
                                                                                               ------------
FOOD STORES: 1.26%
              57,930  STARBUCKS CORPORATION+                                                      1,196,255
                                                                                               ------------
GENERAL MERCHANDISE STORES: 1.72%
              33,080  WAL-MART STORES INCORPORATED                                                1,623,897
                                                                                               ------------
HEALTHCARE: 1.42%
              30,230  HOSPIRA INCORPORATED+                                                       1,348,258
                                                                                               ------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES: 1.25%
              31,590  BED BATH & BEYOND INCORPORATED+                                             1,185,889
                                                                                               ------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 12.16%
              15,640  3M COMPANY                                                                  1,154,232
              15,660  APPLE INCORPORATED+                                                         2,902,894
              34,040  CAMERON INTERNATIONAL CORPORATION+                                          1,287,393
              71,680  EMC CORPORATION+                                                            1,221,427
              33,130  HEWLETT-PACKARD COMPANY                                                     1,564,067
              15,690  INTERNATIONAL BUSINESS MACHINES CORPORATION                                 1,876,681
              30,600  JOY GLOBAL INCORPORATED                                                     1,497,564

                                                                                                 11,504,258
                                                                                               ------------
INFORMATION & BUSINESS SERVICES: 1.28%
               2,450  GOOGLE INCORPORATED CLASS A+                                                1,214,833
                                                                                               ------------
INSURANCE CARRIERS: 4.73%
              46,530  CNA FINANCIAL CORPORATION<<+                                                1,123,234
              39,750  PRINCIPAL FINANCIAL GROUP INCORPORATED                                      1,088,753
              25,780  PRUDENTIAL FINANCIAL INCORPORATED                                           1,286,680
              20,670  WELLPOINT INCORPORATED+                                                       978,931

                                                                                                  4,477,598
                                                                                               ------------

Portfolio of Investments--September 30, 2009         Wells Fargo Advantage Master Portfolios 155

LARGE CAP APPRECIATION PORTFOLIO

            SHARES                SECURITY NAME                                                  VALUE
------------------------------    ---------------------------------------------------       --------------
LEATHER & LEATHER PRODUCTS: 1.44%
                        41,300    COACH INCORPORATED                                        $    1,359,596
                                                                                            --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL
GOODS: 3.36%
                        98,290    BOSTON SCIENTIFIC CORPORATION<<+                               1,040,891
                        14,580    MILLIPORE CORPORATION+                                         1,025,411
                        19,840    WATERS CORPORATION+                                            1,108,262

                                                                                                 3,174,564
                                                                                            --------------
MEDICAL MANAGEMENT SERVICES: 1.31%
                        22,360    MEDCO HEALTH SOLUTIONS INCORPORATED+                           1,236,732
                                                                                            --------------
METAL MINING: 1.34%
                        39,190    CLIFFS NATURAL RESOURCES INCORPORATED                          1,268,188
                                                                                            --------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 1.22%
                        32,410    CAPITAL ONE FINANCIAL CORPORATION<<                            1,158,009
                                                                                            --------------
OIL & GAS EXTRACTION: 2.43%
                        11,870    DIAMOND OFFSHORE DRILLING INCORPORATED<<                       1,133,822
                        14,910    OCCIDENTAL PETROLEUM CORPORATION                               1,168,944

                                                                                                 2,302,766
                                                                                            --------------
PHARMACEUTICALS: 3.44%
                        50,140    BRISTOL-MYERS SQUIBB COMPANY                                   1,129,153
                        29,680    ELI LILLY & COMPANY                                              980,330
                        40,610    SCHERING-PLOUGH CORPORATION                                    1,147,233

                                                                                                 3,256,716
                                                                                            --------------
RAILROAD TRANSPORTATION: 1.13%
                        24,690    NORFOLK SOUTHERN CORPORATION                                   1,064,386
                                                                                            --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 4.04%
                         6,700    BLACKROCK INCORPORATED<<                                       1,452,694
                         6,800    GOLDMAN SACHS GROUP INCORPORATED                               1,253,580
                        56,820    TD AMERITRADE HOLDING CORPORATION+                             1,114,808

                                                                                                 3,821,082
                                                                                            --------------
TOBACCO PRODUCTS: 1.45%
                        28,160    PHILIP MORRIS INTERNATIONAL                                    1,372,518
                                                                                            --------------
TRANSPORTATION EQUIPMENT: 1.27%
                        22,100    GOODRICH CORPORATION                                           1,200,914
                                                                                            --------------
TRANSPORTATION SERVICES: 1.12%
                        30,190    EXPEDITORS INTERNATIONAL OF WASHINGTON INCORPORATED            1,061,179
                                                                                            --------------
WHOLESALE TRADE NON-DURABLE GOODS: 2.50%
                        21,300    MCKESSON CORPORATION                                           1,268,415
                        44,260    SYSCO CORPORATION                                              1,099,861

                                                                                                 2,368,276
                                                                                            --------------
WHOLESALE TRADE-DURABLE GOODS: 2.41%
                        18,820    KIMBERLY-CLARK CORPORATION                                     1,110,004
                        13,060    W.W. GRAINGER INCORPORATED                                     1,167,040

                                                                                                 2,277,044
                                                                                            --------------

TOTAL COMMON STOCKS (COST $81,910,061)                                                          93,459,061
                                                                                            --------------

156 Wells Fargo Advantage Master Portfolios   Portfolio of Investments--September 30, 2009

LARGE CAP APPRECIATION PORTFOLIO

     SHARES       SECURITY NAME                                                      YIELD                         VALUE
----------------  -------------------------------------------------------------    ---------                   -------------
COLLATERAL FOR SECURITIES LENDING: 10.63%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 2.29%
         542,258  AIM STIT-LIQUID ASSETS PORTFOLIO                                   0.27%(s)                  $     542,258
         542,258  BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO                       0.21(s)                         542,258
         542,258  DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL                         0.23(s)                         542,258
         542,258  DWS MONEY MARKET SERIES INSTITUTIONAL                              0.28(s)                         542,258

                                                                                                                   2,169,032
                                                                                                               -------------

    PRINCIPAL                                                                    INTEREST RATE  MATURITY DATE
----------------                                                                 -------------  -------------
COLLATERAL INVESTED IN OTHER ASSETS: 8.34%
$        264,177  ABN AMRO NORTH AMERICA FINANCE INCORPORATED                        0.23%        10/23/2009         264,140
         264,177  ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                    0.48         10/07/2009         264,156
         173,801  ANTALIS US FUNDING CORPORATION++(p)                                0.22         10/09/2009         173,792
         208,561  BANK OF IRELAND                                                    0.53         10/01/2009         208,561
          13,904  BELMONT FUNDING LLC++(p)                                           0.45         10/02/2009          13,904
          13,904  BELMONT FUNDING LLC++(p)                                           0.45         10/07/2009          13,903
         173,801  BNP PARIBAS (PARIS)                                                0.17         10/01/2009         173,801
          27,808  CALCASIEU PARISH LA+/-ss                                           0.47         12/01/2027          27,808
          38,236  CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY+/-ss        0.30         06/01/2028          38,236
         208,561  CANCARA ASSET SECURITIZATION LIMITED++(P)                          0.27         10/09/2009         208,548
         163,698  CHEYNE FINANCE LLC++ +/-####(a)(i)                                 0.00         02/25/2008           2,701
         126,030  CHEYNE FINANCE LLC++ +/-####(a)(i)                                 0.00         05/19/2008           2,080
          55,616  CITIBANK CREDIT CARD ISSUANCE TRUST++                              0.21         10/08/2009          55,614
          18,406  COLORADO HOUSING & FINANCE AUTHORITY+/-ss                          0.40         10/01/2038          18,406
         208,561  CONCORD MINUTEMAN CAPITAL COMPANY++(p)                             0.40         10/13/2009         208,533
          55,616  COOK COUNTY IL+/-ss                                                0.70         11/01/2030          55,616
          69,520  CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MORTGAGE BACKED SECURITIES                       0.08         10/01/2009          69,520
                  (MATURITY VALUE $69,520)
         208,561  CROWN POINT CAPITAL COMPANY LLC++(p)                               0.45         10/09/2009         208,540
         173,801  DANSKE BANK A/S COPENHAGEN                                         0.17         10/01/2009         173,801
         125,137  DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                       0.50         12/15/2037         125,137
          97,328  DEXIA DELAWARE LLC                                                 0.27         10/07/2009          97,324
          34,760  ELYSIAN FUNDING LLC++(p)                                           0.45         10/01/2009          34,760
          10,428  ELYSIAN FUNDING LLC++(p)                                           0.45         10/07/2009          10,427
         243,321  Erasmus Capital Corporation++(p)                                   0.24         10/13/2009         243,302
         243,321  FORTIS FUNDING LLC++                                               0.25         10/22/2009         243,286
         185,821  GOTHAM FUNDING CORPORATION++(p)                                    0.23         10/13/2009         185,807
          69,520  GREENWICH CAPITAL MARKETS INCORPORATED REPURCHASE
                  AGREEMENT - 102%
                  COLLATERALIZED BY MORTGAGE BACKED (MATURITY VALUE $69,520)         0.07         10/01/2009          69,520
         575,430  GRYPHON FUNDING LIMITED(a)(i)                                      0.00         08/05/2010         195,071
          11,471  HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss              0.36         11/01/2042          11,471
         104,280  HOUSTON TX UTILITY SYSTEM+/-ss                                     0.50         05/15/2034         104,280
          34,760  ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUE+/-ss             0.35         07/01/2029          34,760
          13,904  INDIANA MUNICIPAL POWER AGENCY POWER SUPPLY SYSTEM+/-ss            0.36         01/01/2018          13,904
         271,129  INTESA SANPAOLO SPA                                                0.22         10/14/2009         271,129
          27,808  IRISH LIFE & PERMANENT PLC++                                       0.53         10/07/2009          27,806
         179,640  JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE BACKED SECURITIES (MATURITY VALUE $179,640)               0.06         10/01/2009         179,640
          20,856  KANSAS CITY MO SPECIAL OBLIGATION+/-ss                             0.36         04/15/2025          20,856
          59,857  LLOYDS TSB BANK PLC                                                0.21         10/30/2009          59,847
         101,048  MANHATTAN ASSET FUNDING COMPANY++(p)                               0.15         10/01/2009         101,048
         231,155  MASSACHUSETTS HEFA+/-ss                                            0.32         10/01/2034         231,155
         243,321  MATCHPOINT MASTER TRUST++(p)                                       0.22         10/16/2009         243,299
          29,894  MISSISSIPPI STATE GO+/-ss                                          0.40         11/01/2028          29,894
         222,465  MONT BLANC CAPITAL CORPORATION++(p)                                0.24         10/14/2009         222,446
          26,418  MONTGOMERY COUNTY TN PUBLIC BUILDING+/-ss                          0.35         02/01/2036          26,418
         104,280  NATEXIS BANQUES POPULAIRES                                         0.20         10/01/2009         104,280

Portfolio of Investments--September 30, 2009         Wells Fargo Advantage Master Portfolios 157

LARGE CAP APPRECIATION PORTFOLIO

    PRINCIPAL     SECURITY NAME                                      INTEREST RATE  MATURITY DATE      VALUE
----------------  -------------------------------------------------  -------------  -------------  -------------
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$         13,904  NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss               0.70%       01/01/2018    $      13,904
         173,801  NIEUW AMSTERDAM RECEIVABLES CORPORATION++(p)           0.23        10/01/2009          173,801
          44,215  NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss               0.36        01/01/2034           44,215
         243,321  ROMULUS FUNDING CORPORATION++(p)                       0.55        10/16/2009          243,265
         208,561  ROYAL BANK OF SCOTLAND CT                              0.23        10/14/2009          208,561
         243,321  SALISBURY RECEIVABLES COMPANY++(p)                     0.22        10/21/2009          243,291
         208,561  SCALDIS CAPITAL LIMITED++(p)                           0.27        10/16/2009          208,537
         243,321  SOLITAIRE FUNDING LLC++(p)                             0.26        10/13/2009          243,300
         159,897  SURREY FUNDING CORPORATION++(p)                        0.23        10/20/2009          159,877
         208,561  TASMAN FUNDING INCORPORATED++(p)                       0.25        10/15/2009          208,541
         243,321  THAMES ASSET GLOBAL SECURITIZATION #1
                  INCORPORATED++(p)                                      0.22        10/19/2009          243,294
          62,568  TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss      0.35        07/01/2032           62,568
         215,513  UNICREDITO ITALIANO (New York)                         0.25        10/13/2009          215,513
          20,856  VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss      0.38        12/15/2040           20,856
         205,570  VICTORIA FINANCE LLC++ +/-####(a)(i)                   0.17        07/28/2008           94,562
         119,374  VICTORIA FINANCE LLC++ +/-####(a)(i)                   0.20        08/07/2008           54,912
         145,866  VICTORIA FINANCE LLC++ +/-####(a)(i)                   0.29        04/30/2008           67,098
         236,728  VICTORIA FINANCE LLC++ +/-####(a)(i)                   0.30        02/15/2008          108,895
         208,561  VICTORY RECEIVABLES CORPORATION++(p)                   0.22        10/07/2009          208,555
                                                                                                       7,892,072
                                                                                                   -------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $10,276,190)                                            10,061,104
                                                                                                   -------------


     SHARES                                                              YIELD
----------------                                                         -----
SHORT-TERM INVESTMENTS: 2.45%
       2,319,166  WELLS FARGO ADVANTAGE MONEY MARKET
                  TRUST~+++                                             0.22(s)                        2,319,166
                                                                                                   -------------

TOTAL SHORT-TERM INVESTMENTS (COST $ 2,319,166)                                                        2,319,166
                                                                                                   -------------
TOTAL INVESTMENTS IN SECURITIES
(COST $94,505,417)*                                111.84%                                         $ 105,839,331

OTHER ASSETS AND LIABILITIES, NET                  (11.84)                                           (11,207,264)
                                                   ------                                          -------------

TOTAL NET ASSETS                                   100.00%                                         $  94,632,067
                                                   ------                                          -------------

----------
<<   All or a portion of this security is on loan.

+    Non-income earning securities.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

(p)  Asset-backed commercial paper.

+/-  Variable rate investments.

ss These securities are subject to a demand feature which reduces the effective maturity.

#### This security is currently in default with regards to scheduled interest and/or principal payments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security.

(s)  Rate shown is the 1-day annualized yield at period end.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The fund does not pay an investment advisory fee for such investments.

+++  Short-term security of an affiliate of the Fund with a cost of $2,319,166.

* Cost for federal income tax purposes is $ 95,873,903 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation           $       13,127,313
Gross unrealized depreciation                   (3,161,885)
                                        ------------------
Net unrealized appreciation             $        9,965,428

The accompanying notes are an integral part of these financial statements.

158 Wells Fargo Advantage Master Portfolios   Portfolio of Investments--September 30, 2009

LARGE COMPANY GROWTH PORTFOLIO

             SHARES                    SECURITY NAME                                             VALUE
-----------------------------------    ----------------------------------------------------  -------------
COMMON STOCKS: 99.90%
APPAREL & ACCESSORY STORES: 2.04%
                            351,700    KOHL'S CORPORATION+                                   $  20,064,485
                                                                                             -------------
BIOPHARMACEUTICALS: 2.91%
                            505,040    GENZYME CORPORATION+                                     28,650,919
                                                                                             -------------
BIOTECHNOLOGY: 1.70%
                            278,600    AMGEN INCORPORATED+                                      16,780,078
                                                                                             -------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 4.70%
                            565,900    FASTENAL COMPANY<<                                       21,900,330
                          1,162,800    LOWE'S COMPANIES INCORPORATED                            24,349,032

                                                                                                46,249,362
                                                                                             -------------
BUSINESS SERVICES: 10.12%
                            368,100    AUTOMATIC DATA PROCESSING INCORPORATED                   14,466,330
                            207,000    FACTSET RESEARCH SYSTEMS INCORPORATED<<                  13,711,680
                          2,236,598    MICROSOFT CORPORATION                                    57,905,522
                            196,300    VISA INCORPORATED CLASS A SHARES<<                       13,566,293

                                                                                                99,649,825
                                                                                             -------------
DEPOSITORY INSTITUTIONS: 1.04%
                            542,700    WESTERN UNION COMPANY                                    10,267,884
                                                                                             -------------
E-COMMERCE/SERVICES: 4.76%
                            344,700    AMAZON.COM INCORPORATED+<<                               32,181,192
                            624,570    EBAY INCORPORATED+                                       14,746,098

                                                                                                46,927,290
                                                                                             -------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 13.55%
                          2,734,943    CISCO SYSTEMS INCORPORATED+                              64,380,558
                            563,800    LINEAR TECHNOLOGY CORPORATION<<                          15,577,794
                            875,700    NOKIA OYJ ADR                                            12,802,734
                            905,200    QUALCOMM INCORPORATED                                    40,715,896

                                                                                               133,476,982
                                                                                             -------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 3.56%
                          1,207,700    PAYCHEX INCORPORATED<<                                   35,083,685
                                                                                             -------------
GENERAL MERCHANDISE STORES: 7.01%
                            913,360    TARGET CORPORATION                                       42,635,645
                            536,900    WAL-MART STORES INCORPORATED                             26,356,421

                                                                                                68,992,066
                                                                                             -------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 10.78%
                            281,500    APPLE INCORPORATED+                                      52,181,655
                            956,600    EMC CORPORATION+                                         16,300,464
                          1,923,370    INTEL CORPORATION                                        37,640,351

                                                                                               106,122,470
                                                                                             -------------
INFORMATION & BUSINESS SERVICES: 6.44%
                            127,900    GOOGLE INCORPORATED CLASS A+<<                           63,419,215
                                                                                             -------------
MEDICAL EQUIPMENT & SUPPLIES: 3.52%
                            942,210    MEDTRONIC INCORPORATED                                   34,673,328
                                                                                             -------------

Portfolio of Investments--September 30, 2009         Wells Fargo Advantage Master Portfolios 159

LARGE COMPANY GROWTH PORTFOLIO

    SHARES       SECURITY NAME                                                                        VALUE
---------------  -----------------------------------------------------------------------------    --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 22.83%
      2,936,637  CHARLES SCHWAB CORPORATION<<                                                     $   56,236,599
         47,500  CME GROUP INCORPORATED<<                                                             14,639,025
        324,800  FRANKLIN RESOURCES INCORPORATED                                                      32,674,880
        508,390  GOLDMAN SACHS GROUP INCORPORATED                                                     93,721,697
        604,400  T. ROWE PRICE GROUP INCORPORATED<<                                                   27,621,080

                                                                                                     224,893,281
                                                                                                  --------------
 TRANSPORTATION SERVICES: 4.94%
        449,600  C.H. ROBINSON WORLDWIDE INCORPORATED<<                                               25,964,400
        644,700  EXPEDITORS INTERNATIONAL OF WASHINGTON INCORPORATED                                  22,661,205

                                                                                                      48,625,605
                                                                                                  --------------

 TOTAL COMMON STOCKS (COST $916,391,293)                                                             983,876,475
                                                                                                  --------------

 COLLATERAL FOR SECURITIES LENDING: 7.82%

                                                                      YIELD
                                                                     ------
 COLLATERAL INVESTED IN MONEY MARKET FUNDS: 1.71%
      4,223,528  AIM STIT-LIQUID ASSETS PORTFOLIO                      0.27%(s)                        4,223,528
      4,223,528  BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO          0.21(s)                         4,223,528
      4,223,528  DREYFUS CASH MANAGEMENT Fund INSTITUTIONAL            0.23(s)                         4,223,528
      4,223,528  DWS MONEY MARKET SERIES INSTITUTIONAL                 0.28(s)                         4,223,528

                                                                                                      16,894,112
                                                                                                  --------------


      PRINCIPAL                                                   INTEREST RATE  MATURITY DATE
----------------------                                            -------------  -------------
 COLLATERAL INVESTED IN OTHER ASSETS: 6.11%
$     2,057,616  ABN AMRO NORTH AMERICA FINANCE INCORPORATED         0.23%        10/23/2009           2,057,327
      2,057,616  ALLIED IRISH BANKS NORTH
                 AMERICA INCORPORATED++                              0.48         10/07/2009           2,057,452
      1,353,695  ANTALIS US FUNDING CORPORATION++(p)                 0.22         10/09/2009           1,353,629
      1,624,434  BANK OF IRELAND                                     0.53         10/01/2009           1,624,434
        108,296  BELMONT FUNDING LLC++(p)                            0.45         10/02/2009             108,294
        108,296  BELMONT FUNDING LLC++(p)                            0.45         10/07/2009             108,287
      1,353,695  BNP PARIBAS (Paris)                                 0.17         10/01/2009           1,353,695
        216,591  CALCASIEU PARISH LA+/-ss                            0.47         12/01/2027             216,591
        297,813  CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT
                 Authority+/-ss                                      0.30         06/01/2028             297,813
      1,624,434  CANCARA ASSET SECURITIZATION LIMITED++(p)           0.27         10/09/2009           1,624,336
        866,038  CHEYNE FINANCE LLC++ +/-####(a)(i)                  0.00         02/25/2008              14,290
        666,761  CHEYNE FINANCE LLC++ +/-####(a)(i)                  0.00         05/19/2008              11,002
        433,182  CITIBANK CREDIT CARD ISSUANCE TRUST++               0.21         10/08/2009             433,165
        143,356  COLORADO HOUSING & FINANCE  AUTHORITY+/-ss          0.40         10/01/2038             143,356
      1,624,434  CONCORD MINUTEMAN CAPITAL COMPANY++(p)              0.40         10/13/2009           1,624,217
        433,182  COOK COUNTY IL+/-ss                                 0.70         11/01/2030             433,182
        541,478  CREDIT SUISSE FIRST BOSTON REPURCHASE
                 AGREEMENT - 102% COLLATERALIZED BY
                 MORTGAGE BACKED SECURITIES
                 (Maturity Value $ 541,479)                          0.08         10/01/2009             541,478
      1,624,434  CROWN POINT CAPITAL COMPANY LLC++(p)                0.45         10/09/2009           1,624,271
      1,353,695  DANSKE BANK A/S COPENHAGEN                          0.17         10/01/2009           1,353,695
        974,660  DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss        0.50         12/15/2037             974,660
        758,069  DEXIA DELAWARE LLC                                  0.27         10/07/2009             758,035
        270,739  ELYSIAN FUNDING LLC++(p)                            0.45         10/01/2009             270,739
         81,222  ELYSIAN FUNDING LLC++(p)                            0.45         10/07/2009              81,216
      1,895,173  ERASMUS CAPITAL CORPORATION++(p)                    0.24         10/13/2009           1,895,021
      1,895,173  FORTIS FUNDING LLC++                                0.25         10/22/2009           1,894,896
      1,447,316  GOTHAM FUNDING CORPORATION++(p)                     0.23         10/13/2009           1,447,205
        541,478  GREENWICH CAPITAL MARKETS INCORPORATED
                 REPURCHASE AGREEMENT - 102%
                 COLLATERALIZED BY MORTGAGE
                 BACKED (Maturity Value $ 541,479)                   0.07         10/01/2009             541,478
      3,044,300  GRYPHON FUNDING LIMITED(a)(i)                       0.00         08/05/2010           1,032,018

160 Wells Fargo Advantage Master Portfolios   Portfolio of Investments--September 30, 2009

LARGE COMPANY GROWTH PORTFOLIO

   PRINCIPAL     SECURITY NAME                                    INTEREST RATE  MATURITY DATE       VALUE
---------------  -----------------------------------------------  -------------  -------------  ---------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$         89,344 HENRICO COUNTY VA ECONOMIC DEVELOPMENT
                 AUTHORITY+/-ss                                       0.36%       11/01/2042    $        89,344
         812,217 HOUSTON TX UTILITY SYSTEM+/-ss                       0.50        05/15/2034            812,217
         270,739 ILLINOIS EDUCATIONAL FACILITIES AUTHORITY
                 REVENUE+/-ss                                         0.35        07/01/2029            270,739
         108,296 INDIANA MUNICIPAL POWER AGENCY POWER SUPPLY
                 SYSTEM+/-ss                                          0.36        01/01/2018            108,296
       2,111,764 INTESA SANPAOLO SPA                                  0.22        10/14/2009          2,111,764
         216,591 IRISH LIFE & PERMANENT PLC++                         0.53        10/07/2009            216,572
       1,399,179 JPMORGAN CHASE REPURCHASE AGREEMENT - 102%
                 COLLATERALIZED BY MORTGAGE BACKED SECURITIES
                 (Maturity Value $ 1,399,181)                         0.06        10/01/2009          1,399,179
         162,443 KANSAS CITY MO SPECIAL OBLIGATION+/-ss               0.36        04/15/2025            162,443
         466,213 LLOYDS TSB BANK PLC                                  0.21        10/30/2009            466,134
         787,038 MANHATTAN ASSET FUNDING COMPANY++(p)                 0.15        10/01/2009            787,038
       1,800,414 MASSACHUSETTS HEFA+/-ss                              0.32        10/01/2034          1,800,414
       1,895,173 MATCHPOINT MASTER TRUST++(p)                         0.22        10/16/2009          1,894,999
         232,836 MISSISSIPPI STATE GO+/-ss                            0.40        11/01/2028            232,836
       1,732,729 MONT BLANC CAPITAL CORPORATION++(p)                  0.24        10/14/2009          1,732,579
         205,762 MONTGOMERY COUNTY TN PUBLIC BUILDING+/-ss            0.35        02/01/2036            205,762
         812,217 NATEXIS BANQUES POPULAIRES                           0.20        10/01/2009            812,217
         108,296 NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss             0.70        01/01/2018            108,296
       1,353,695 NIEUW AMSTERDAM RECEIVABLES CORPORATION++(p)         0.23        10/01/2009          1,353,695
         344,380 NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss             0.36        01/01/2034            344,380
       1,895,173 ROMULUS FUNDING CORPORATION++(p)                     0.55        10/16/2009          1,894,739
       1,624,434 ROYAL BANK OF SCOTLAND CT                            0.23        10/14/2009          1,624,434
       1,895,173 SALISBURY RECEIVABLES COMPANY++(p)                   0.22        10/21/2009          1,894,941
       1,624,434 SCALDIS CAPITAL LIMITED++(p)                         0.27        10/16/2009          1,624,251
       1,895,173 SOLITAIRE FUNDING LLC++(p)                           0.26        10/13/2009          1,895,009
       1,245,399 SURREY FUNDING CORPORATION++(p)                      0.23        10/20/2009          1,245,248
       1,624,434 TASMAN FUNDING INCORPORATED++(p)                     0.25        10/15/2009          1,624,276
       1,895,173 THAMES ASSET GLOBAL SECURITIZATION #1
                 INCORPORATED++(p)                                    0.22        10/19/2009          1,894,964
         487,330 TULSA COUNTY OK INDUSTRIAL AUTHORITY
                 REVENUE+/-ss                                         0.35        07/01/2032            487,330
       1,678,582 UNICREDITO ITALIANO (New York)                       0.25        10/13/2009          1,678,582
         162,443 VERMONT STATE STUDENT ASSISTANCE CORPORATION
                 +/-ss                                                0.38        12/15/2040            162,443
       1,087,562 VICTORIA FINANCE LLC++ +/-####(a)(i)                 0.17        07/28/2008            500,278
         631,544 VICTORIA FINANCE LLC++ +/-####(a)(i)                 0.20        08/07/2008            290,510
         771,701 VICTORIA FINANCE LLC++ +/-####(a)(i)                 0.29        04/30/2008            354,983
       1,252,406 VICTORIA FINANCE LLC++ +/-####(a)(i)                 0.30        02/15/2008            576,107
       1,624,434 VICTORY RECEIVABLES CORPORATION++(p)                 0.22        10/07/2009          1,624,375

                                                                                                     60,157,156
                                                                                                ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $80,675,574)                                           77,051,268
                                                                                                ---------------


                                                                      YIELD
                                                                      ------
SHORT-TERM INVESTMENTS: 0.80%
       7,822,958 WELLS FARGO ADVANTAGE MONEY MARKET
                 Trust~+++                                            0.22(s)                         7,822,958
                                                                                                ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $ 7,822,958)                                                       7,822,958
                                                                                                ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $1,004,889,825)*                              108.52%                                     $ 1,068,750,701
OTHER ASSETS AND LIABILITIES, NET                    (8.52)                                         (83,895,017)
                                                    ------                                      ---------------
TOTAL NET ASSETS                                    100.00%                                     $   984,855,684
                                                    ------                                      ---------------

Portfolio of Investments--September 30, 2009               Wells Fargo Advantage Master Portfolios 161

LARGE COMPANY GROWTH PORTFOLIO

----------
+    Non-income earning securities.

<<   All or a portion of this security is on loan.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

(p)  Asset-backed commercial paper.

+/-  Variable rate investments.

ss These securities are subject to a demand feature which reduces the effective maturity.

#### This security is currently in default with regards to scheduled interest and/or principal payments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security.

(s)  Rate shown is the 1-day annualized yield at period end.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The fund does not pay an investment advisory fee for such investments.

+++  Short-term security of an affiliate of the Fund with a cost of $7,822,958.

* Cost for federal income tax purposes is $1,046,010,572 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation       $  149,885,364
Gross unrealized depreciation         (127,145,235)
                                    --------------
Net unrealized appreciation         $   22,740,129

The accompanying notes are an integral part of these financial statements.

162   Wells Fargo Advantage Master Portfolios                                           Portfolio of Investments--September 30, 2009

SMALL CAP INDEX PORTFOLIO

   SHARES       SECURITY NAME                                                                                             VALUE
------------    ----------------------------------------------------------------------------------                    -------------
COMMON STOCKS: 99.88%

AEROSPACE DEFENSE: 0.22%
      24,372    AAR CORPORATION+<<                                                                                    $     534,722
                                                                                                                      -------------

AMUSEMENT & RECREATION SERVICES: 0.15%
      16,989    MULTIMEDIA GAMES INCORPORATED+                                                                               86,984
      23,739    TICKETMASTER+                                                                                               277,509

                                                                                                                            364,493
                                                                                                                      -------------

APPAREL & ACCESSORY STORES: 1.96%
      35,622    CARTER'S INCORPORATED+                                                                                      951,107
      17,160    CHILDREN'S PLACE RETAIL STORES INCORPORATED+<<                                                              514,114
      22,547    CHRISTOPHER & BANKS CORPORATION                                                                             152,643
      28,278    DRESS BARN INCORPORATED+<<                                                                                  507,025
      34,463    FINISH LINE INCORPORATED CLASS A                                                                            350,144
      27,651    HOT TOPIC INCORPORATED+                                                                                     207,106
      11,474    JOS. A. BANK CLOTHIERS INCORPORATED+<<                                                                      513,691
      23,890    STAGE STORES INCORPORATED                                                                                   309,614
      15,967    THE BUCKLE INCORPORATED<<                                                                                   545,113
      18,539    THE CATO CORPORATION CLASS A                                                                                376,156
      15,597    TWEEN BRANDS INCORPORATED+                                                                                  130,859
      13,052    ZUMIEZ INCORPORATED+<<                                                                                      214,183

                                                                                                                          4,771,755
                                                                                                                      -------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 1.05%
      18,735    GYMBOREE CORPORATION+<<                                                                                     906,399
      59,650    LIZ CLAIBORNE INCORPORATED+<<                                                                               294,075
      12,292    MAIDENFORM BRANDS INCORPORATED+                                                                             197,410
      80,233    QUIKSILVER INCORPORATED+                                                                                    220,641
      20,952    SKECHERS U.S.A. INCORPORATED CLASS A+                                                                       359,117
      15,900    TRUE RELIGION APPAREL INCORPORATED+<<                                                                       412,287
      10,397    VOLCOM INCORPORATED+<<                                                                                      171,343

                                                                                                                          2,561,272
                                                                                                                      -------------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 0.17%
      10,884    LITHIA MOTORS INCORPORATED CLASS A                                                                          169,682
      22,500    SONIC AUTOMOTIVE INCORPORATED<<                                                                             236,250

                                                                                                                            405,932
                                                                                                                      -------------

AUTOMOTIVE REPAIR, SERVICES & PARKING: 0.33%
       8,938    MIDAS INCORPORATED+                                                                                          84,017
      23,939    WRIGHT EXPRESS CORPORATION+                                                                                 706,440

                                                                                                                            790,457
                                                                                                                      -------------

BIOTECHNOLOGY: 0.49%
      36,238    CUBIST PHARMACEUTICALS INCORPORATED+                                                                        732,008
      20,851    MARTEK BIOSCIENCES CORPORATION+<<                                                                           471,024

                                                                                                                          1,203,032
                                                                                                                      -------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.15%
      11,611    M/I HOMES INCORPORATED+<<                                                                                   157,793
      58,637    STANDARD-PACIFIC CORPORATION+                                                                               216,371

                                                                                                                            374,164
                                                                                                                      -------------

BUSINESS SERVICES: 9.48%
      29,120    ABM INDUSTRIES INCORPORATED                                                                                 612,685

Portfolio of Investments--September 30, 2009                                           Wells Fargo Advantage Master Portfolios   163

SMALL CAP INDEX PORTFOLIO

   SHARES       SECURITY NAME                                                                                             VALUE
------------    ----------------------------------------------------------------------------------                    -------------
BUSINESS SERVICES (continued)
      13,935    ADMINISTAFF INCORPORATED                                                                              $     366,072
      20,469    AMN HEALTHCARE SERVICES INCORPORATED+                                                                       194,660
      16,631    ARBITRON INCORPORATED                                                                                       345,260
      27,505    BLACKBAUD INCORPORATED                                                                                      638,116
      25,069    BLUE COAT SYSTEMS INCORPORATED+                                                                             566,309
      32,811    BRADY CORPORATION CLASS A                                                                                   942,332
      18,830    CACI INTERNATIONAL INCORPORATED CLASS A+<<                                                                  890,094
       9,124    CAPELLA EDUCATION COMPANY+<<                                                                                614,410
      43,628    CIBER INCORPORATED+                                                                                         174,512
      24,881    COGNEX CORPORATION                                                                                          407,551
      26,207    COMMVAULT SYSTEMS INCORPORATED+                                                                             543,795
       6,126    COMPUTER PROGRAMS & SYSTEMS INCORPORATED<<                                                                  253,678
      15,123    COMSCORE INCORPORATED+                                                                                      272,365
      26,554    CONCUR TECHNOLOGIES INCORPORATED+<<                                                                       1,055,787
      22,029    CSG SYSTEMS INTERNATIONAL INCORPORATED+                                                                     352,684
      43,547    CYBERSOURCE CORPORATION+<<                                                                                  725,928
      25,282    DEALERTRACK HOLDINGS INCORPORATED+<<                                                                        478,083
       5,770    EBIX INCORPORATED+<<                                                                                        319,427
      35,444    ECLIPSYS CORPORATION+                                                                                       684,069
      28,731    EPICOR SOFTWARE CORPORATION+                                                                                183,016
       9,383    FORRESTER RESEARCH INCORPORATED+                                                                            249,963
      15,437    GERBER SCIENTIFIC INCORPORATED+                                                                              92,313
      27,264    HEALTHCARE SERVICES GROUP                                                                                   500,567
      23,500    HEARTLAND PAYMENT SYSTEMS INCORPORATED                                                                      340,985
      10,679    HEIDRICK & STRUGGLES INTERNATIONAL INCORPORATED                                                             248,394
      16,419    HMS HOLDINGS CORPORATION+                                                                                   627,698
      22,144    INFOSPACE INCORPORATED+                                                                                     171,395
      10,872    INTEGRAL SYSTEMS INCORPORATED MD+                                                                            75,017
      17,649    JDA SOFTWARE GROUP INCORPORATED+                                                                            387,219
      11,337    LOJACK CORPORATION+                                                                                          57,705
      14,120    MANHATTAN ASSOCIATES INCORPORATED+<<                                                                        285,224
      21,254    NETSCOUT SYSTEMS INCORPORATED+                                                                              287,142
      18,430    NETWORK EQUIPMENT TECHNOLOGY INCORPORATED+                                                                  133,249
      19,859    OMNICELL INCORPORATED+                                                                                      221,229
      22,740    ON ASSIGNMENT INCORPORATED+                                                                                 133,029
      11,778    PCTEL INCORPORATED+                                                                                          73,613
      19,681    PERFICIENT INCORPORATED+                                                                                    162,762
      27,111    PHASE FORWARD INCORPORATED+                                                                                 380,638
      21,962    PHOENIX TECHNOLOGIES LIMITED+                                                                                80,161
       9,659    PORTFOLIO RECOVERY ASSOCIATES INCORPORATED+<<                                                               437,842
      25,151    PROGRESS SOFTWARE CORPORATION+                                                                              569,670
      11,826    QUALITY SYSTEMS INCORPORATED<<                                                                              728,127
      17,150    RADIANT SYSTEMS INCORPORATED+                                                                               184,191
      14,769    RADISYS CORPORATION+<<                                                                                      128,343
       5,468    REWARDS NETWORK INCORPORATED+                                                                                75,130
      18,089    SMITH MICRO SOFTWARE INCORPORATED+                                                                          223,580
      32,278    SPHERION CORPORATION+                                                                                       200,446
      11,496    SPSS INCORPORATED+                                                                                          574,225
       7,456    STARTEK INCORPORATED+                                                                                        64,718
      12,689    STRATASYS INCORPORATED+<<                                                                                   217,743
      22,034    SYKES ENTERPRISES INCORPORATED+                                                                             458,748
      12,690    SYNNEX CORPORATION+                                                                                         386,791
      50,922    TAKE-TWO INTERACTIVE SOFTWARE INCORPORATED+<<                                                               570,836
      19,812    TALEO CORPORATION CLASS A+                                                                                  448,544
      20,235    TELETECH HOLDINGS INCORPORATED+                                                                             345,209
      18,836    THE KNOT INCORPORATED+                                                                                      205,689
      42,322    THQ INCORPORATED+<<                                                                                         289,482
      20,991    TRADESTATION GROUP INCORPORATED+                                                                            171,077

164   Wells Fargo Advantage Master Portfolios                                          Portfolio of Investments--September 30, 2009

SMALL CAP INDEX PORTFOLIO

   SHARES       SECURITY NAME                                                                                             VALUE
------------    ----------------------------------------------------------------------------------                    -------------
BUSINESS SERVICES (continued)
      27,457    TRUEBLUE INCORPORATED+                                                                                $     386,320
      52,594    UNITED ONLINE INCORPORATED                                                                                  422,856
      12,914    VIAD CORPORATION                                                                                            257,118
       7,583    VOLT INFORMATION SCIENCE INCORPORATED+                                                                       92,664
      27,722    WEBSENSE INCORPORATED+<<                                                                                    465,730

                                                                                                                         23,034,215
                                                                                                                      -------------

CASINO & GAMING: 0.16%
      37,680    PINNACLE ENTERTAINMENT INCORPORATED+                                                                        383,959
                                                                                                                      -------------
CHEMICALS & ALLIED PRODUCTS: 2.54%
      12,922    AMERICAN VANGUARD CORPORATION                                                                               107,382
      15,709    ARCH CHEMICALS INCORPORATED                                                                                 471,113
      17,656    ARQULE INCORPORATED+                                                                                         80,158
      11,641    BALCHEM CORPORATION                                                                                         306,158
      34,346    CALGON CARBON CORPORATION+                                                                                  509,351
      18,342    CAMBREX CORPORATION+                                                                                        115,555
      11,929    CHATTEM INCORPORATED+<<                                                                                     792,205
      30,489    HB FULLER COMPANY                                                                                           637,220
       9,793    MANNATECH INCORPORATED<<                                                                                     37,507
       7,344    NEWMARKET CORPORATION                                                                                       683,286
      19,271    OM GROUP INCORPORATED+                                                                                      585,646
      36,248    PAREXEL INTERNATIONAL CORPORATION+                                                                          492,610
       7,067    PENFORD CORPORATION                                                                                          50,670
      58,001    POLYONE CORPORATION+                                                                                        386,867
       6,931    QUAKER CHEMICAL CORPORATION                                                                                 151,997
       4,680    STEPAN COMPANY                                                                                              281,174
      10,962    SURMODICS INCORPORATED+<<                                                                                   269,665
      13,529    ZEP INCORPORATED                                                                                            219,846

                                                                                                                          6,178,410
                                                                                                                      -------------

COAL MINING: 0.27%
      28,471    PENN VIRGINIA CORPORATION                                                                                   652,271
                                                                                                                      -------------
COMMERCIAL SERVICES: 0.44%
      32,178    GEO GROUP INCORPORATED+                                                                                     649,030
      52,452    LIVE NATION INCORPORATED+<<                                                                                 429,582

                                                                                                                          1,078,612
                                                                                                                      -------------

COMMUNICATIONS: 1.34%
      18,604    ANIXTER INTERNATIONAL INCORPORATED+<<                                                                       746,206
      11,618    AUDIOVOX CORPORATION CLASS A+                                                                                79,583
      43,215    BRIGHTPOINT INCORPORATED+                                                                                   378,131
      16,126    CBEYOND INCORPORATED+<<                                                                                     260,112
      27,002    GENERAL COMMUNICATION INCORPORATED CLASS A+                                                                 185,234
      20,521    IOWA TELECOMMUNICATIONS SERVICES INCORPORATED                                                               258,565
      28,268    J2 GLOBAL COMMUNICATIONS INCORPORATED+<<                                                                    650,447
      20,996    NEUTRAL TANDEM INCORPORATION+<<                                                                             477,869
      19,228    NOVATEL WIRELESS INCORPORATED+                                                                              218,430

                                                                                                                          3,254,577
                                                                                                                      -------------

COMPUTERS-INTEGRATED SYSTEMS: 0.03%
      12,569    AGILYSYS INCORPORATED                                                                                        82,830
                                                                                                                      -------------
CONSTRUCTION SPECIAL TRADE CONTRACTORS: 1.17%
      14,112    CHEMED CORPORATION                                                                                          619,376
      24,053    COMFORT SYSTEMS USA INCORPORATED                                                                            278,774

Portfolio of Investments--September 30, 2009                                          Wells Fargo Advantage Master Portfolios   165

SMALL CAP INDEX PORTFOLIO

   SHARES       SECURITY NAME                                                                                            VALUE
------------    ----------------------------------------------------------------                                      -------------
CONSTRUCTION SPECIAL TRADE CONTRACTORS (continued)
      11,644    DREW INDUSTRIES INCORPORATED+<<                                                                       $     252,558
      41,329    EMCOR GROUP INCORPORATED+                                                                                 1,046,450
      24,359    INSITUFORM TECHNOLOGIES INCORPORATED CLASS A+<<                                                             466,231
      16,432    MATRIX SERVICE COMPANY+                                                                                     178,616

                                                                                                                          2,842,005
                                                                                                                      -------------

DEPOSITORY INSTITUTIONS: 6.26%
      29,219    BANK MUTUAL CORPORATION                                                                                     258,296
       8,149    BANK OF THE OZARKS INCORPORATED                                                                             216,193
      40,668    BOSTON PRIVATE FINANCIAL HOLDINGS INCORPORATED<<                                                            264,749
      37,031    BROOKLINE BANCORP INCORPORATED                                                                              359,941
      17,659    CASCADE BANCORP<<                                                                                            21,367
      18,036    CENTRAL PACIFIC FINANCIAL CORPORATION<<                                                                      45,451
      17,616    COLUMBIA BANKING SYSTEM INCORPORATED<<                                                                      291,545
      20,539    COMMUNITY BANK SYSTEM INCORPORATED                                                                          375,248
      15,964    DIME COMMUNITY BANCSHARES                                                                                   182,469
      57,490    EAST WEST BANCORP INCORPORATED<<                                                                            477,167
      47,605    FIRST BANCORP PUERTO RICO<<                                                                                 145,195
      47,489    FIRST COMMONWEALTH FINANCIAL CORPORATION<<                                                                  269,738
      27,748    FIRST FINANCIAL BANCORP                                                                                     334,363
      13,058    FIRST FINANCIAL BANKSHARE<<                                                                                 645,849
      30,842    FIRST MIDWEST BANCORP INCORPORATED<<                                                                        347,589
      29,567    FRONTIER FINANCIAL CORPORATION<<                                                                             32,228
      38,593    GLACIER BANCORP INCORPORATED<<                                                                              576,579
      15,377    HANCOCK HOLDING COMPANY                                                                                     577,714
      28,948    HANMI FINANCIAL CORPORATION+<<                                                                               47,475
      11,866    HOME BANCSHARES INCORPORATED<<                                                                              260,103
      13,122    INDEPENDENT BANK CORPORATION (MASSACHUSETTS)<<                                                              290,390
      12,512    INDEPENDENT BANK CORPORATION (MICHIGAN)                                                                      23,773
      13,855    NARA BANK NATIONAL ASSOCIATION                                                                               96,292
      76,717    NATIONAL PENN BANCSHARES INCORPORATED<<                                                                     468,741
      21,513    NBT BANCORP INCORPORATED                                                                                    484,903
      52,967    OLD NATIONAL BANCORP<<                                                                                      593,230
      20,659    PINNACLE FINANCIAL PARTNERS INCORPORATED+<<                                                                 262,576
      24,448    PRIVATEBANCORP INCORPORATED<<                                                                               597,998
      28,939    PROSPERITY BANCSHARES INCORPORATED                                                                        1,006,788
      15,093    S&T BANCORP INCORPORATED                                                                                    195,605
      25,465    SIGNATURE BANK+<<                                                                                           738,485
       7,924    SIMMONS FIRST NATIONAL CORPORATION                                                                          228,290
     106,918    SOUTH FINANCIAL GROUP INCORPORATED                                                                          157,169
      11,358    STERLING BANCORPORATION (NEW YORK)                                                                           82,005
      50,996    STERLING BANCSHARES INCORPORATED (TEXAS)<<                                                                  372,781
      32,870    STERLING FINANCIAL CORPORATION+<<                                                                            65,740
      54,154    SUSQUEHANNA BANCSHARES INCORPORATED<<                                                                       318,967
       4,390    TOMPKINS TRUST COMPANY INCORPORATED<<                                                                       191,843
      48,013    TRUSTCO BANK CORPORATION NEW YORK SHARES<<                                                                  300,081
      75,553    UCBH HOLDINGS INCORPORATED<<                                                                                 60,442
      18,854    UMB FINANCIAL CORPORATION                                                                                   762,456
      52,266    UMPQUA HOLDINGS CORPORATION                                                                                 554,020
      23,965    UNITED BANKSHARES INCORPORATED<<                                                                            469,474
      48,585    UNITED COMMUNITY BANKS INCORPORATED+<<                                                                      242,927
      42,465    WHITNEY HOLDING CORPORATION                                                                                 405,116
      12,178    WILSHIRE BANCORP INCORPORATED                                                                                89,387
      15,094    WINTRUST FINANCIAL CORPORATION<<                                                                            422,028

                                                                                                                         15,210,766
                                                                                                                      -------------

166   Wells Fargo Advantage Master Portfolios                                           Portfolio of Investments--September 30, 2009

SMALL CAP INDEX PORTFOLIO

   SHARES       SECURITY NAME                                                                                             VALUE
------------    ----------------------------------------------------------------------------------                    -------------
DURABLE GOODS - CONSUMER: 0.06%
      11,958    STURM, RUGER & COMPANY INCORPORATED<<                                                                 $     154,737
                                                                                                                      -------------

EATING & DRINKING PLACES: 2.04%
      15,148    CALIFORNIA PIZZA KITCHEN INCORPORATED+<<                                                                    236,612
      14,482    CEC ENTERTAINMENT INCORPORATED+                                                                             374,505
      34,242    CKE RESTAURANTS INCORPORATED                                                                                359,199
      14,185    CRACKER BARREL OLD COUNTRY STORE INCORPORATED<<                                                             487,964
       9,494    DINEEQUITY INCORPORATED<<                                                                                   234,977
      35,898    JACK IN THE BOX INCORPORATED+                                                                               735,550
       5,063    LANDRY'S RESTAURANTS INCORPORATED+<<                                                                         53,162
      11,732    O'CHARLEYS INCORPORATED+                                                                                    109,929
      14,655    P.F. CHANG'S CHINA BISTRO INCORPORATED+<<                                                                   497,830
      13,732    PAPA JOHNS INTERNATIONAL INCORPORATED+                                                                      337,395
       9,757    RED ROBIN GOURMET BURGERS INCORPORATED+                                                                     199,238
      40,797    RUBY TUESDAY INCORPORATED+<<                                                                                343,511
      12,582    RUTH'S CHRIS STEAK HOUSE INCORPORATED+                                                                       53,096
      38,294    SONIC CORPORATION+<<                                                                                        423,532
      15,363    STEAK N SHAKE COMPANY+                                                                                      180,823
      32,128    TEXAS ROADHOUSE INCORPORATED CLASS A+                                                                       341,199

                                                                                                                          4,968,522
                                                                                                                      -------------

EDUCATIONAL SERVICES: 0.27%
      11,411    AMERICAN PUBLIC EDUCATION INCORPORATED+                                                                     396,418
      12,637    UNIVERSAL TECHNICAL INSTITUTE INCORPORATED+                                                                 248,949

                                                                                                                            645,367
                                                                                                                      -------------

ELECTRIC, GAS & SANITARY SERVICES: 4.19%
      18,183    ALLETE INCORPORATED                                                                                         610,403
      11,604    AMERICAN STATES WATER COMPANY                                                                               419,833
      57,885    ATMOS ENERGY CORPORATION                                                                                  1,631,199
      34,309    AVISTA CORPORATION<<                                                                                        693,728
       7,322    CENTRAL VERMONT PUBLIC SERVICE                                                                              141,315
       9,905    CH ENERGY GROUP INCORPORATED                                                                                438,891
      28,210    EL PASO ELECTRIC COMPANY+                                                                                   498,471
      13,906    LACLEDE GROUP INCORPORATED                                                                                  447,217
      26,357    NEW JERSEY RESOURCES                                                                                        957,023
      16,632    NORTHWEST NATURAL GAS COMPANY                                                                               692,889
      45,864    PIEDMONT NATURAL GAS COMPANY                                                                              1,097,984
      18,691    SOUTH JERSEY INDUSTRIES INCORPORATED                                                                        659,792
      28,118    SOUTHWEST GAS CORPORATION                                                                                   719,258
      18,775    UIL HOLDINGS CORPORATION                                                                                    495,472
      22,432    UNISOURCE ENERGY CORPORATION                                                                                689,784

                                                                                                                         10,193,259
                                                                                                                      -------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 10.42%
      16,395    ACTEL CORPORATION+                                                                                          199,527
      27,029    ACUITY BRANDS INCORPORATED<<                                                                                870,604
      75,268    ADAPTEC INCORPORATED+                                                                                       251,395
      20,818    ADVANCED ENERGY INDUSTRIES INCORPORATED+                                                                    296,448
      14,188    AO SMITH CORPORATION                                                                                        540,563
       8,261    APPLIED SIGNAL TECHNOLOGY INCORPORATED                                                                      192,233
      78,470    ARRIS GROUP INCORPORATED+<<                                                                               1,020,895
      19,682    ATMI INCORPORATED+                                                                                          357,228
       7,716    AZZ INCORPORATED+                                                                                           309,952

Portfolio of Investments--September 30, 2009                                            Wells Fargo Advantage Master Portfolios  167

SMALL CAP INDEX PORTFOLIO

   SHARES       SECURITY NAME                                                                                             VALUE
------------    ----------------------------------------------------------------------------------                    -------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
      26,295    BALDOR ELECTRIC COMPANY                                                                               $     718,905
       7,214    BEL FUSE INCORPORATED CLASS B                                                                               137,282
      40,726    BENCHMARK ELECTRONICS INCORPORATED+                                                                         733,068
      16,500    C&D TECHNOLOGIES INCORPORATED+<<                                                                             35,475
      16,119    CERADYNE INCORPORATED+<<                                                                                    295,461
      24,396    CHECKPOINT SYSTEMS INCORPORATED+                                                                            401,070
      17,660    COMTECH TELECOMMUNICATIONS CORPORATION+<<                                                                   586,665
      21,249    CTS CORPORATION                                                                                             197,616
       9,726    CUBIC CORPORATION                                                                                           383,885
      18,659    CYMER INCORPORATED+                                                                                         725,089
      97,176    CYPRESS SEMICONDUCTOR CORPORATION+<<                                                                      1,003,828
      21,324    DIODES INCORPORATED+                                                                                        385,751
      11,106    DIONEX CORPORATION+                                                                                         721,557
      14,366    DSP GROUP INCORPORATED+                                                                                     116,939
      10,966    DTS INCORPORATED+                                                                                           300,249
      17,138    ELECTRO SCIENTIFIC INDUSTRIES INCORPORATED+                                                                 229,478
       9,564    EMS TECHNOLOGIES INCORPORATED+                                                                              199,122
      27,318    EXAR CORPORATION+                                                                                           200,787
      14,544    GREATBATCH INCORPORATED+                                                                                    326,804
      60,288    HARMONIC INCORPORATED+                                                                                      402,724
      18,863    HELEN OF TROY LIMITED+                                                                                      366,508
      13,395    HITTITE MICROWAVE CORPORATION+                                                                              492,668
      14,646    HUTCHINSON TECHNOLOGY INCORPORATED+<<                                                                       103,987
      13,634    LITTELFUSE INCORPORATED+                                                                                    357,756
      19,410    MAGNETEK INCORPORATED+                                                                                       30,280
      14,209    MERCURY COMPUTER SYSTEMS INCORPORATED+                                                                      140,101
      23,538    METHODE ELECTRONICS INCORPORATED                                                                            204,074
      26,975    MICREL INCORPORATED                                                                                         219,846
      51,041    MICROSEMI CORPORATION+                                                                                      805,937
      28,305    MOOG INCORPORATED CLASS A+                                                                                  834,998
       3,010    NATIONAL PRESTO INDUSTRIES INCORPORATED                                                                     260,395
      12,885    PARK ELECTROCHEMICAL CORPORATION                                                                            317,615
      15,875    PERICOM SEMICONDUCTOR+                                                                                      155,734
      24,766    PLEXUS CORPORATION+                                                                                         652,336
      22,472    REGAL-BELOIT CORPORATION                                                                                  1,027,195
       9,838    ROGERS CORPORATION+                                                                                         294,845
     107,374    SKYWORKS SOLUTIONS INCORPORATED+                                                                          1,421,632
      13,818    STANDARD MICROSYSTEMS CORPORATION+                                                                          320,716
       8,091    SUPERTEX INCORPORATED+<<                                                                                    242,730
      27,422    SYMMETRICOM INCORPORATED+                                                                                   142,046
      21,289    SYNAPTICS INCORPORATED+<<                                                                                   536,483
      25,808    TECHNITROL INCORPORATED                                                                                     237,692
      42,116    TEKELEC<<                                                                                                   691,966
       7,955    TOLLGRADE COMMUNICATIONS INCORPORATED+                                                                       51,548
      94,473    TRIQUINT SEMICONDUCTOR INCORPORATED+                                                                        729,332
      27,055    TTM TECHNOLOGIES INCORPORATED+                                                                              310,321
       8,579    UNIVERSAL ELECTRONICS INCORPORATED+                                                                         175,183
      45,997    VARIAN SEMICONDUCTOR EQUIPMENT ASSOCIATES INCORPORATED+                                                   1,510,541
      17,450    VIASAT INCORPORATED+                                                                                        463,821
      12,284    VICOR CORPORATION+                                                                                           94,832

                                                                                                                         25,333,718
                                                                                                                      -------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 1.40%
       7,966    CDI CORPORATION                                                                                             111,922
      26,459    ERESEARCH TECHNOLOGY INCORPORATED+                                                                          185,213
       8,546    EXPONENT INCORPORATED+                                                                                      240,741

168   Wells Fargo Advantage Master Portfolios                                           Portfolio of Investments--September 30, 2009

SMALL CAP INDEX PORTFOLIO

   SHARES       SECURITY NAME                                                                                             VALUE
------------    ----------------------------------------------------------------                                      -------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES (continued)
       5,867    LANDAUER INCORPORATED                                                                                 $     322,568
      10,989    MAXMUS INCORPORATED                                                                                         512,087
      39,735    REGENERON PHARMACEUTICAL INCORPORATED+                                                                      766,886
      10,087    STANLEY INCORPORATED+                                                                                       259,438
      37,995    TETRA TECH INCORPORATED+                                                                                  1,008,007

                                                                                                                          3,406,862
                                                                                                                      -------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 0.98%
      27,631    GRIFFON CORPORATION+                                                                                        278,244
       8,966    GULF ISLAND FABRICATION INCORPORATED                                                                        168,023
      22,252    MOBILE MINI INCORPORATED+                                                                                   386,295
      12,538    NCI BUILDING SYSTEMS INCORPORATED+<<                                                                         40,122
      23,618    QUANEX BUILDING PRODUCTS CORPORATION                                                                        339,154
      24,001    SIMPSON MANUFACTURING COMPANY INCORPORATED                                                                  606,265
      18,376    WATTS WATER TECHNOLOGIES INCORPORATED<<                                                                     555,874

                                                                                                                          2,373,977
                                                                                                                      -------------

FOOD & KINDRED PRODUCTS: 1.67%
       6,303    BOSTON BEER COMPANY INCORPORATED+<<                                                                         233,715
       7,909    CAL-MAINE FOODS INCORPORATED<<                                                                              211,724
      51,583    DARLING INTERNATIONAL INCORPORATED+                                                                         379,135
      10,340    DIAMOND FOODS INCORPORATED                                                                                  327,985
       8,910    J & J SNACK FOODS CORPORATION                                                                               384,823
      20,062    LANCE INCORPORATED                                                                                          518,001
       8,138    PEET'S COFFEE & TEA INCORPORATED+<<                                                                         229,736
      10,967    SANDERSON FARMS INCORPORATED                                                                                412,798
      19,963    TREEHOUSE FOODS INCORPORATED+                                                                               712,080
      26,974    UNITED NATURAL FOODS INCORPORATED+                                                                          645,218

                                                                                                                          4,055,215
                                                                                                                      -------------

FOOD STORES: 0.07%
      18,107    GREAT ATLANTIC & PACIFIC TEA COMPANY INCORPORATED+<<                                                        161,333
                                                                                                                      -------------

FOOTWEAR: 0.43%
      53,824    CROCS INCORPORATED+<<                                                                                       357,930
       8,239    DECKERS OUTDOOR CORPORATION+<<                                                                              699,079

                                                                                                                          1,057,009
                                                                                                                      -------------

FURNITURE & FIXTURES: 0.23%
      16,326    ETHAN ALLEN INTERIORS INCORPORATED                                                                          269,379
      32,294    LA-Z-BOY INCORPORATED<<                                                                                     279,343

                                                                                                                            548,722
                                                                                                                      -------------

GENERAL MERCHANDISE STORES: 0.77%
      25,242    CABELA'S INCORPORATED+<<                                                                                    336,728
      31,917    CASEY'S GENERAL STORES INCORPORATED                                                                       1,001,555
      25,122    FRED'S INCORPORATED                                                                                         319,803
      16,382    STEIN MART INCORPORATED+<<                                                                                  208,215

                                                                                                                          1,866,301
                                                                                                                      -------------

HEALTH SERVICES: 2.91%
      17,427    AMEDISYS INCORPORATED+<<                                                                                    760,340
      19,235    AMSURG CORPORATION+                                                                                         408,359
       7,460    BIO-REFERENCE LABORATORIES INCORPORATED+                                                                    256,624
       4,770    CORVEL CORPORATION+                                                                                         135,468
      19,326    CROSS COUNTRY HEALTHCARE INCORPORATED+                                                                      179,925

Portfolio of Investments--September 30, 2009                                          Wells Fargo Advantage Master Portfolios   169

SMALL CAP INDEX PORTFOLIO

   SHARES       SECURITY NAME                                                                                             VALUE
------------    ----------------------------------------------------------------                                      -------------
HEALTH SERVICES (continued)
      17,810    CRYOLIFE INCORPORATED+                                                                                $     141,946
      20,897    ENZO BIOCHEM INCORPORATED+                                                                                  147,951
      10,690    GENOPTIX INCORPORATED+<<                                                                                    371,798
      18,262    GENTIVA HEALTH SERVICES INCORPORATED+                                                                       456,733
      21,150    HEALTHWAYS INCORPORATED+                                                                                    324,018
      21,067    INVENTIV HEALTH INCORPORATED+                                                                               352,451
       8,492    IPC THE HOSPITALIST COMPANY+                                                                                267,073
      11,670    LCA-VISION INCORPORATED+<<                                                                                   81,807
       9,490    LHC GROUP INCORPORATED+<<                                                                                   284,036
      22,125    MAGELLAN HEALTH SERVICES INCORPORATED+                                                                      687,203
      11,089    MEDCATH CORPORATION+                                                                                         97,251
      29,094    MEDNAX INCORPORATED+                                                                                      1,597,842
      12,867    NAUTILUS GROUP INCORPORATED+                                                                                 21,874
      20,661    ODYSSEY HEALTHCARE INCORPORATED+                                                                            258,263
      11,574    REHABCARE GROUP INCORPORATED+                                                                               251,040

                                                                                                                          7,082,002
                                                                                                                      -------------

HOLDING & OTHER INVESTMENT OFFICES: 5.14%
      24,891    ACADIA REALTY TRUST                                                                                         375,109
      61,551    BIOMED REALTY TRUST INCORPORATED                                                                            849,404
      31,325    COLONIAL PROPERTIES TRUST<<                                                                                 304,792
      67,734    DIAMONDROCK HOSPITALITY+                                                                                    548,645
      16,286    EASTGROUP PROPERTIES INCORPORATED                                                                           622,451
      21,925    ENTERTAINMENT PROPERTIES TRUST                                                                              748,520
      41,356    FRANKLIN STREET PROPERTIES CORPORATION<<                                                                    541,764
      37,235    HEALTHCARE REALTY TRUST INCORPORATED                                                                        786,776
      20,726    HOME PROPERTIES INCORPORATED<<                                                                              893,083
      44,420    INLAND REAL ESTATE CORPORATION                                                                              389,119
      27,068    KILROY REALTY CORPORATION                                                                                   750,866
      39,501    KITE REALTY GROUP TRUST                                                                                     164,719
      39,869    LASALLE HOTEL PROPERTIES                                                                                    783,825
      14,539    LTC PROPERTIES INCORPORATED                                                                                 349,518
      50,290    MEDICAL PROPERTIES TRUST INCORPORATED                                                                       392,765
      17,705    MID-AMERICA APARTMENT COMMUNITIES INCORPORATED                                                              799,027
      50,634    NATIONAL RETAIL PROPERTIES INCORPORATED<<                                                                 1,087,112
      13,563    PARKWAY PROPERTIES INCORPORATED                                                                             267,191
      30,038    POST PROPERTIES INCORPORATED                                                                                540,684
      11,295    PS BUSINESS PARKS INCORPORATED                                                                              579,659
      16,882    SOVRAN SELF STORAGE INCORPORATED<<                                                                          513,719
      13,441    URSTADT BIDDLE PROPERTIES INCORPORATED                                                                      196,104

                                                                                                                         12,484,852
                                                                                                                      -------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES: 0.09%
      11,694    HAVERTY FURNITURE COMPANIES INCORPORATED+                                                                   138,106
      19,617    TUESDAY MORNING CORPORATION+                                                                                 81,607

                                                                                                                            219,713
                                                                                                                      -------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.10%
      13,109    MARCUS CORPORATION                                                                                          167,664
       7,079    MONARCH CASINO & RESORT INCORPORATED+<<                                                                      76,170

                                                                                                                            243,834
                                                                                                                      -------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 5.31%
       7,859    AAON INCORPORATED                                                                                           157,809
      42,472    ACTUANT CORPORATION CLASS A                                                                                 682,100
      12,436    ASTEC INDUSTRIES INCORPORATED+<<                                                                            316,745

170   Wells Fargo Advantage Master Portfolios                                           Portfolio of Investments--September 30, 2009

SMALL CAP INDEX PORTFOLIO

   SHARES       SECURITY NAME                                                                                            VALUE
------------    ----------------------------------------------------------------                                      -------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)
      11,008    BLACK BOX CORPORATION                                                                                 $     276,191
      31,367    BRIGGS & STRATTON CORPORATION<<                                                                             608,833
      40,395    BROOKS AUTOMATION INCORPORATED+                                                                             312,253
       5,734    CASCADE CORPORATION                                                                                         153,327
      18,608    DRIL-QUIP INCORPORATED+                                                                                     923,701
      12,659    ENPRO INDUSTRIES INCORPORATED+<<                                                                            289,385
      32,619    GARDNER DENVER INCORPORATED+                                                                              1,137,751
      31,167    INTERMEC INCORPORATED+                                                                                      439,455
      13,761    INTEVAC INCORPORATED+                                                                                       184,948
      17,301    JOHN BEAN TECHNOLOGIES CORPORATION                                                                          314,359
      20,843    KAYDON CORPORATION                                                                                          675,730
      43,478    KULICKE & SOFFA INDUSTRIES INCORPORATED+                                                                    262,172
       7,722    LINDSAY MANUFACTURING COMPANY<<                                                                             304,092
       9,323    LUFKIN INDUSTRIES INCORPORATED                                                                              495,797
      12,492    NATCO GROUP INCORPORATED+                                                                                   553,146
      21,615    NETGEAR INCORPORATED+                                                                                       396,635
      31,148    OIL STATES INTERNATIONAL INCORPORATED+<<                                                                  1,094,229
      20,600    ROBBINS & MYERS INCORPORATED                                                                                483,688
      16,667    SCANSOURCE INCORPORATED+                                                                                    472,009
      16,690    SIGMA DESIGNS INCORPORATED+<<                                                                               242,506
      21,469    TORO COMPANY                                                                                                853,822
      14,809    ULTRATECH INCORPORATED+                                                                                     195,923
      19,952    WATSCO INCORPORATED<<                                                                                     1,075,612

                                                                                                                         12,902,218
                                                                                                                      -------------

INSURANCE AGENTS, BROKERS & SERVICE: 0.19%
      15,538    EHEALTH INCORPORATED+                                                                                       225,612
      26,484    NATIONAL FINANCIAL PARTNERS CORPORATION+                                                                    230,940

                                                                                                                            456,552
                                                                                                                      -------------

INSURANCE CARRIERS: 3.77%
       6,074    AMERICAN PHYSICIANS CAPITAL INCORPORATED                                                                    174,992
      32,929    AMERIGROUP CORPORATION+                                                                                     730,036
      11,835    AMERISAFE INCORPORATED+                                                                                     204,154
      23,997    CATALYST HEALTH SOLUTIONS INCORPORATED+<<                                                                   699,513
      26,968    CENTENE CORPORATION+                                                                                        510,774
      29,430    DELPHI FINANCIAL GROUP INCORPORATED CLASS A                                                                 666,001
      28,429    EMPLOYERS HOLDINGS INCORPORATED                                                                             440,081
      30,702    HEALTHSPRING INCORPORATED+                                                                                  376,100
       8,532    INFINITY PROPERTY & CASUALTY CORPORATION                                                                    362,439
       8,329    MOLINA HEALTHCARE INCORPORATED+<<                                                                           172,327
      12,987    PRESIDENTIAL LIFE CORPORATION                                                                               134,545
      20,514    PROASSURANCE CORPORATION+                                                                                 1,070,626
      11,121    RLI CORPORATION                                                                                             586,966
       9,623    SAFETY INSURANCE GROUP INCORPORATED                                                                         316,789
      33,255    SELECTIVE INSURANCE GROUP INCORPORATED                                                                      523,101
      11,440    STEWART INFORMATION SERVICES CORPORATION                                                                    141,513
       8,399    THE NAVIGATORS GROUP INCORPORATED+                                                                          461,945
      25,406    TOWER GROUP INCORPORATED                                                                                    619,652
      14,012    UNITED FIRE & CASUALTY COMPANY                                                                              250,815
      23,430    ZENITH NATIONAL INSURANCE CORPORATION                                                                       723,987

                                                                                                                          9,166,356
                                                                                                                      -------------

LEATHER & LEATHER PRODUCTS: 0.29%
      26,889    BROWN SHOE COMPANY INCORPORATED                                                                             215,650
      14,223    GENESCO INCORPORATED+                                                                                       342,348

Portfolio of Investments--September 30, 2009                                           Wells Fargo Advantage Master Portfolios   171

SMALL CAP INDEX PORTFOLIO

   SHARES       SECURITY NAME                                                                                             VALUE
------------    ----------------------------------------------------------------------------------                    -------------
LEATHER & LEATHER PRODUCTS (continued)
      16,847    K-SWISS INCORPORATED+                                                                                 $     148,085

                                                                                                                            706,083
                                                                                                                      -------------

LEGAL SERVICES: 0.10%
       4,608    PRE-PAID LEGAL SERVICES INCORPORATED+<<                                                                     234,086
                                                                                                                      -------------

LEISURE: 0.13%
      24,747    INTERVAL LEISURE GROUP INCORPORATED+                                                                        308,843
                                                                                                                      -------------

LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE: 0.36%
       6,711    DELTIC TIMBER CORPORATION                                                                                   307,162
       4,263    SKYLINE CORPORATION                                                                                          96,173
      12,113    UNIVERSAL FOREST PRODUCTS<<                                                                                 477,979

                                                                                                                            881,314
                                                                                                                      -------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 5.97%
      13,800    ABAXIS INCORPORATED+<<                                                                                      369,150
      41,817    ALIGN TECHNOLOGY INCORPORATED+<<                                                                            594,638
      46,602    AMERICAN MEDICAL SYSTEMS HOLDINGS INCORPORATED+                                                             788,506
       5,556    AMERICAN SCIENCE & ENGINEERING INCORPORATED<<                                                               378,030
       8,032    ANALOGIC CORPORATION                                                                                        297,345
       9,340    BADGER METER INCORPORATED<<                                                                                 361,365
      14,688    COHU INCORPORATED                                                                                           199,169
      18,245    CONMED CORPORATION+                                                                                         349,757
      28,343    COOPER COMPANIES INCORPORATED<<                                                                             842,637
      14,968    CYBERONICS INCORPORATED+                                                                                    238,590
      16,496    ESCO TECHNOLOGIES INCORPORATED+                                                                             649,942
      18,666    ESTERLINE TECHNOLOGIES CORPORATION+                                                                         731,894
      10,089    FARO TECHNOLOGIES INCORPORATED+                                                                             173,329
      23,569    FEI COMPANY+                                                                                                580,976
      16,114    HAEMONETICS CORPORATION+                                                                                    904,318
      19,752    HANGER ORTHOPEDIC GROUP INCORPORATED+                                                                       273,960
       7,974    ICU MEDICAL INCORPORATED+                                                                                   293,922
      15,558    II-VI INCORPORATED+                                                                                         395,796
      12,844    INTEGRA LIFESCIENCES HOLDINGS+                                                                              438,623
      74,243    ION GEOPHYSICAL CORPORATION+                                                                                261,335
       8,482    KEITHLEY INSTRUMENTS INCORPORATED                                                                            46,990
       7,122    KENSEY NASH CORPORATION+<<                                                                                  206,182
      41,538    KOPIN CORPORATION+                                                                                          199,382
      25,420    MERIDIAN DIAGNOSTICS INCORPORATED<<                                                                         635,754
      17,542    MERIT MEDICAL SYSTEMS INCORPORATED+                                                                         304,003
      31,025    MKS INSTRUMENTS INCORPORATED+                                                                               598,472
      10,465    MTS SYSTEMS CORPORATION                                                                                     305,683
      17,786    NATUS MEDICAL INCORPORATED+                                                                                 274,438
       9,286    NEOGEN CORPORATION+<<                                                                                       299,845
      22,717    NEWPORT CORPORATION+                                                                                        199,001
      11,310    OSTEOTECH INCORPORATED+                                                                                      50,330
      11,295    PALOMAR MEDICAL TECHNOLOGIES INCORPORATED+                                                                  183,092
      19,403    RUDOLPH TECHNOLOGIES INCORPORATED+                                                                          143,582
      16,704    SONIC SOLUTIONS+                                                                                             99,055
      22,465    SYMMETRY MEDICAL INCORPORATED+                                                                              232,962
      22,591    TELEDYNE TECHNOLOGIES INCORPORATED+                                                                         813,050
      21,007    THERAGENICS CORPORATION+                                                                                     33,611
      20,415    VEECO INSTRUMENTS INCORPORATED+<<                                                                           476,078
      13,235    ZOLL MEDICAL CORPORATION+                                                                                   284,817

                                                                                                                         14,509,609
                                                                                                                      -------------

172   Wells Fargo Advantage Master Portfolios                                           Portfolio of Investments--September 30, 2009

SMALL CAP INDEX PORTFOLIO

   SHARES       SECURITY NAME                                                                                            VALUE
------------    ----------------------------------------------------------------                                      -------------
MEDICAL EQUIPMENT & SUPPLIES: 0.52%
      20,155    INVACARE CORPORATION                                                                                  $     449,053
      37,324    PSS WORLD MEDICAL INCORPORATED+<<                                                                           814,783

                                                                                                                          1,263,836
                                                                                                                      -------------

METAL FABRICATE, HARDWARE: 0.12%
      10,648    CIRCOR INTERNATIONAL INCORPORATED                                                                           300,912
                                                                                                                      -------------

MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS: 0.15%
      15,554    AMCOL INTERNATIONAL CORPORATION<<                                                                           356,031
                                                                                                                      -------------

MISCELLANEOUS MANUFACTURING INDUSTRIES: 1.02%
      43,757    CENTRAL GARDEN & PET COMPANY CLASS A+                                                                       478,264
      21,487    DAKTRONICS INCORPORATED<<                                                                                   184,144
      38,786    HILLENBRAND INCORPORATED                                                                                    790,071
      17,520    JAKKS PACIFIC INCORPORATED+                                                                                 250,886
      10,653    KID BRANDS INCORPORATED+                                                                                     66,049
      10,561    LYDALL INCORPORATED+                                                                                         55,551
      13,065    RC2 CORPORATION+                                                                                            186,176
      33,637    SHUFFLE MASTER INCORPORATED+                                                                                316,861
       7,720    STANDEX INTERNATIONAL CORPORATION                                                                           153,088

                                                                                                                          2,481,090
                                                                                                                      -------------

MISCELLANEOUS RETAIL: 1.54%
      13,503    BIG 5 SPORTING GOODS CORPORATION                                                                            203,895
       9,113    BLUE NILE INCORPORATED+<<                                                                                   566,100
      18,483    CASH AMERICA INTERNATIONAL INCORPORATED                                                                     557,447
      17,969    HIBBETT SPORTS INCORPORATED+<<                                                                              327,575
      24,746    HSN INCORPORATED+                                                                                           402,865
      16,658    JO ANN STORES INCORPORATED+<<                                                                               446,934
      11,202    NORTH AMERICAN WATCH CORPORATION                                                                            162,765
      19,405    NUTRI SYSTEM INCORPORATED<<                                                                                 296,120
      47,859    OFFICEMAX INCORPORATED+                                                                                     602,066
       7,492    STAMPS.COM INCORPORATED+                                                                                     69,301
      14,847    ZALE CORPORATION+<<                                                                                         106,156

                                                                                                                          3,741,224
                                                                                                                      -------------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 0.78%
      15,863    ARKANSAS BEST CORPORATION                                                                                   474,938
      18,173    FORWARD AIR CORPORATION                                                                                     420,705
      32,997    HEARTLAND EXPRESS INCORPORATED                                                                              475,157
      17,542    OLD DOMINION FREIGHT LINE INCORPORATED+                                                                     533,803

                                                                                                                          1,904,603
                                                                                                                      -------------

NON-DEPOSITORY CREDIT INSTITUTIONS: 0.39%
      16,233    FINANCIAL FEDERAL CORPORATION                                                                               400,630
      16,650    FIRST CASH FINANCIAL SERVICES INCORPORATED+                                                                 285,215
      10,182    WORLD ACCEPTANCE CORPORATION+<<                                                                             256,688

                                                                                                                            942,533
                                                                                                                      -------------

OIL & GAS EXTRACTION: 2.51%
      35,438    ATWOOD OCEANICS INCORPORATED+                                                                             1,249,898
      14,298    BASIC ENERGY SERVICES INCORPORATED+                                                                         121,390
      12,056    PETROLEUM DEVELOPMENT CORPORATION+                                                                          224,965
      32,845    PETROQUEST ENERGY INCORPORATED+                                                                             213,164
      31,563    PIONEER DRILLING COMPANY+                                                                                   231,672
      12,674    SEACOR HOLDINGS INCORPORATED+<<                                                                           1,034,579
       7,259    SEAHAWK DRILLING INCORPORATED+                                                                              225,682

Portfolio of Investments--September 30, 2009                                          Wells Fargo Advantage Master Portfolios   173

SMALL CAP INDEX PORTFOLIO

   SHARES       SECURITY NAME                                                                                             VALUE
------------    ----------------------------------------------------------------                                      -------------
OIL & GAS EXTRACTION (continued)
      39,206    ST. MARY LAND & EXPLORATION COMPANY                                                                   $   1,272,627
      26,215    STONE ENERGY CORPORATION+                                                                                   427,567
       8,957    SUPERIOR WELL SERVICES+                                                                                      86,704
      23,462    SWIFT ENERGY COMPANY+                                                                                       555,580
      47,261    TETRA TECHNOLOGIES INCORPORATED+                                                                            457,959

                                                                                                                          6,101,787
                                                                                                                      -------------

PAPER & ALLIED PRODUCTS: 1.10%
      24,296    BUCKEYE TECHNOLOGIES INCORPORATED+                                                                          260,696
       7,127    CLEARWATER PAPER CORPORATION+                                                                               294,559
       9,193    NEENAH PAPER INCORPORATED                                                                                   108,202
      24,207    ROCK-TENN COMPANY CLASS A                                                                                 1,140,392
       9,610    SCHWEITZER MANDUIT INTERNATIONAL INCORPORATED                                                               522,400
       7,961    STANDARD REGISTER COMPANY                                                                                    46,811
      30,687    WAUSAU PAPER CORPORATION                                                                                    306,870

                                                                                                                          2,679,930
                                                                                                                      -------------

PERSONAL SERVICES: 0.53%
      19,132    COINSTAR INCORPORATED+<<                                                                                    630,973
      11,610    G&K SERVICES INCORPORATED CLASS A                                                                           257,278
       8,980    UNIFIRST CORPORATION                                                                                        399,161

                                                                                                                          1,287,412
                                                                                                                      -------------

PETROLEUM REFINING & RELATED INDUSTRIES: 0.81%
      31,771    HEADWATERS INCORPORATED+<<                                                                                  122,954
      25,846    HOLLY CORPORATION                                                                                           662,175
      10,353    WD-40 COMPANY                                                                                               294,025
      18,589    WORLD FUEL SERVICES CORPORATION                                                                             893,573

                                                                                                                          1,972,727
                                                                                                                      -------------

PHARMACEUTICALS: 1.11%
       9,327    KENDLE INTERNATIONAL INCORPORATED+                                                                          155,947
      21,811    PAR PHARMACEUTICAL COMPANIES INCORPORATED+<<                                                                469,155
      19,158    PHARMERICA CORPORATION+<<                                                                                   355,764
      30,628    SALIX PHARMACEUTICALS LIMITED+<<                                                                            651,151
      38,657    SAVIENT PHARMACEUTICALS INCORPORATED+<<                                                                     587,586
      48,579    VIROPHARMA INCORPORATED+                                                                                    467,330

                                                                                                                          2,686,933
                                                                                                                      -------------

PRIMARY METAL INDUSTRIES: 2.00%
      29,237    BELDEN CDT INCORPORATED                                                                                     675,375
      12,670    BRUSH ENGINEERED MATERIALS INCORPORATED+                                                                    309,908
      28,844    CENTURY ALUMINUM COMPANY+<<                                                                                 269,691
      28,579    CURTISS-WRIGHT CORPORATION                                                                                  975,401
      11,830    ENCORE WIRE CORPORATION                                                                                     264,282
      18,907    GIBRALTAR INDUSTRIES INCORPORATED                                                                           250,896
      23,398    MUELLER INDUSTRIES INCORPORATED                                                                             558,510
       5,666    OLYMPIC STEEL INCORPORATED                                                                                  162,558
      18,267    RTI INTERNATIONAL METALS INCORPORATED+                                                                      455,031
      17,389    TEXAS INDUSTRIES INCORPORATED<<                                                                             730,164
      13,644    TREDEGAR CORPORATION                                                                                        197,838

                                                                                                                          4,849,654
                                                                                                                      -------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES: 0.20%
      24,014    BOWNE & COMPANY INCORPORATED                                                                                184,908
       7,002    CONSOLIDATED GRAPHICS INCORPORATED+                                                                         174,700

174   Wells Fargo Advantage Master Portfolios                                           Portfolio of Investments--September 30, 2009

SMALL CAP INDEX PORTFOLIO

   SHARES       SECURITY NAME                                                                                             VALUE
------------    ----------------------------------------------------------------                                      -------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES (continued)
      18,071    EW SCRIPPS COMPANY+                                                                                   $     135,533

                                                                                                                            495,141
                                                                                                                      -------------

REAL ESTATE: 0.33%
      22,494    FORESTAR REAL ESTATE GROUP INCORPORATED+                                                                    386,447
      19,869    MERITAGE CORPORATION+                                                                                       403,341

                                                                                                                            789,788
                                                                                                                      -------------

REAL ESTATE INVESTMENT TRUST (REIT): 1.53%
      28,270    CEDAR SHOPPING CENTERS INCORPORATED                                                                         182,342
      54,225    EXTRA SPACE STORAGE INCORPORATED                                                                            572,074
      59,727    LEXINGTON CORPORATE PROPERTIES TRUST                                                                        304,607
      24,161    PENNSYLVANIA REAL ESTATE INVESTMENT TRUST<<                                                                 183,865
      79,648    SENIOR HOUSING PROPERTIES TRUST                                                                           1,522,073
      25,258    TANGER FACTORY OUTLET CENTERS INCORPORATED<<                                                                943,134

                                                                                                                          3,708,095
                                                                                                                      -------------

RESTAURANTS: 0.19%
      11,307    BUFFALO WILD WINGS INCORPORATED+<<                                                                          470,484
                                                                                                                      -------------

RETAIL, TRADE & SERVICES: 0.49%
      13,349    MARINEMAX INCORPORATED+<<                                                                                   104,256
      32,728    MEN'S WEARHOUSE INCORPORATED<<                                                                              808,382
      14,321    PETMED EXPRESS INCORPORATED<<                                                                               269,951

                                                                                                                          1,182,589
                                                                                                                      -------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.48%
      16,353    A. SCHULMAN INCORPORATED                                                                                    325,915
      20,633    WEST PHARMACEUTICAL SERVICES INCORPORATED                                                                   837,906

                                                                                                                          1,163,821
                                                                                                                      -------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.74%
      12,833    GREENHILL & COMPANY INCORPORATED<<                                                                        1,149,580
      27,337    INVESTMENT TECHNOLOGY GROUP INCORPORATED+                                                                   763,249
      33,640    LABRANCHE & COMPANY INCORPORATED+                                                                           114,376
      26,801    OPTIONSXPRESS HOLDINGS INCORPORATED                                                                         463,121
      10,212    PIPER JAFFRAY COMPANIES INCORPORATED+<<                                                                     487,317
      18,802    STIFEL FINANCIAL CORPORATION+<<                                                                           1,032,230
      15,222    SWS GROUP INCORPORATED                                                                                      219,197

                                                                                                                          4,229,070
                                                                                                                      -------------

SOCIAL SERVICES: 0.15%
       4,566    ALMOST FAMILY INCORPORATED+<<                                                                               135,839
      16,090    RES-CARE INCORPORATED+                                                                                      228,639

                                                                                                                            364,478
                                                                                                                      -------------

SOFTWARE: 0.12%
      20,414    EPIQ SYSTEMS INCORPORATED+<<                                                                                296,003
                                                                                                                      -------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS: 0.89%
      17,104    APOGEE ENTERPRISES INCORPORATED                                                                             256,902
      14,697    CABOT MICROELECTRONICS CORPORATION+                                                                         512,337
      11,999    CARBO CERAMICS INCORPORATED<<                                                                               618,548
      27,352    EAGLE MATERIALS INCORPORATED                                                                                781,720

                                                                                                                          2,169,507
                                                                                                                      -------------

Portfolio of Investments--September 30, 2009                                           Wells Fargo Advantage Master Portfolios   175

SMALL CAP INDEX PORTFOLIO

   SHARES       SECURITY NAME                                                                                             VALUE
------------    ----------------------------------------------------------------                                      -------------
TECHNOLOGY: 0.10%
      17,823    AVID TECHNOLOGY INCORPORATED+<<                                                                       $     251,126
                                                                                                                      -------------

TEXTILE MILL PRODUCTS: 0.64%
      17,189    ALBANY INTERNATIONAL CORPORATION CLASS A                                                                    333,467
      35,281    INTERFACE INCORPORATED                                                                                      292,832
       8,704    OXFORD INDUSTRIES INCORPORATED                                                                              171,469
      30,921    WOLVERINE WORLD WIDE INCORPORATED                                                                           768,078

                                                                                                                          1,565,846
                                                                                                                      -------------

TEXTILES - PRODUCTS: 0.23%
      44,728    ICONIX BRAND GROUP INCORPORATED+                                                                            557,758
                                                                                                                      -------------

TOBACCO PRODUCTS: 0.10%
      55,933    ALLIANCE ONE INTERNATIONAL INCORPORATED+<<                                                                  250,580
                                                                                                                      -------------

TRANSPORTATION BY AIR: 0.55%
       6,796    AIR METHODS CORPORATION+                                                                                    221,346
      18,418    BRISTOW GROUP INCORPORATED+                                                                                 546,830
      34,882    SKYWEST INCORPORATED                                                                                        578,344

                                                                                                                          1,346,520
                                                                                                                      -------------

TRANSPORTATION EQUIPMENT: 2.39%
       9,293    AEROVIRONMENT INCORPORATED+                                                                                 261,040
       7,660    ARCTIC CAT INCORPORATED                                                                                      54,080
      12,454    ATC TECHNOLOGY CORPORATION+                                                                                 246,091
      55,369    BRUNSWICK CORPORATION                                                                                       663,321
      31,951    CLARCOR INCORPORATED                                                                                      1,001,983
      31,927    GENCORP INCORPORATED+<<                                                                                     171,129
      15,158    GROUP 1 AUTOMOTIVE INCORPORATED<<                                                                           406,992
      14,402    HORNBECK OFFSHORE+                                                                                          396,919
      35,432    ORBITAL SCIENCES CORPORATION+                                                                               530,417
      20,475    POLARIS INDUSTRIES INCORPORATED<<                                                                           834,971
      20,631    SPARTAN MOTORS INCORPORATED                                                                                 106,043
       9,940    STANDARD MOTOR PRODUCTS INCORPORATED                                                                        151,088
      14,554    SUPERIOR INDUSTRIES INTERNATIONAL INCORPORATED                                                              206,667
      10,455    TRIUMPH GROUP INCORPORATED                                                                                  501,735
      18,245    WINNEBAGO INDUSTRIES INCORPORATED+<<                                                                        268,384

                                                                                                                          5,800,860
                                                                                                                      -------------

TRANSPORTATION SERVICES: 0.22%
      23,726    HUB GROUP INCORPORATED CLASS A+<<                                                                           542,139
                                                                                                                      -------------

WHOLESALE TRADE NON-DURABLE GOODS: 2.16%
      21,811    GREEN MOUNTAIN COFFEE ROASTERS INCORPORATED+<<                                                            1,610,524
      25,532    HAIN CELESTIAL GROUP INCORPORATED+<<                                                                        489,448
      17,703    MYERS INDUSTRIES INCORPORATED                                                                               190,661
       8,055    NASH FINCH COMPANY                                                                                          220,224
       6,389    PERRY ELLIS INTERNATIONAL INCORPORATED+                                                                     102,480
      10,043    SCHOOL SPECIALTY INCORPORATED+                                                                              238,220
      14,070    SPARTAN STORES INCORPORATED                                                                                 198,809
      11,480    THE ANDERSONS INCORPORATED                                                                                  404,096
      22,600    TRACTOR SUPPLY COMPANY+<<                                                                                 1,094,292
      14,884    UNITED STATIONERS INCORPORATED+                                                                             708,627

                                                                                                                          5,257,381
                                                                                                                      -------------

WHOLESALE TRADE-DURABLE GOODS: 1.69%
      10,491    A.M. CASTLE & COMPANY+                                                                                      104,281
      23,361    APPLIED INDUSTRIAL TECHNOLOGIES INCORPORATED                                                                494,319

176   Wells Fargo Advantage Master Portfolios      Portfolio of Investments--September 30, 2009

SMALL CAP INDEX PORTFOLIO

  SHARES      SECURITY NAME                                                                                     VALUE
-----------   -------------------------------------------------------------------------------------------   -------------
WHOLESALE TRADE-DURABLE GOODS (continued)
     26,327   BARNES GROUP INCORPORATED                                                                     $     449,928
     15,471   DIGI INTERNATIONAL INCORPORATED+                                                                    131,813
     28,771   INSIGHT ENTERPRISES INCORPORATED+                                                                   351,294
     16,101   KAMAN CORPORATION CLASS A                                                                           353,900
     36,508   KNIGHT TRANSPORTATION INCORPORATED<<                                                                612,604
      2,512   LAWSON PRODUCTS INCORPORATED                                                                         43,734
      7,603   MWI VETERINARY SUPPLY INCORPORATED+                                                                 303,740
     29,212   PEP BOYS-MANNY, MOE & JACK                                                                          285,401
     30,566   POOL CORPORATION<<                                                                                  679,172
     17,525   TYLER TECHNOLOGIES INCORPORATED+                                                                    299,502
                                                                                                                4,109,688
                                                                                                            -------------

TOTAL COMMON STOCKS (COST $278,202,017)                                                                       242,803,502
                                                                                                            -------------

COLLATERAL FOR SECURITIES LENDING: 22.36%

                                                                                  YIELD
                                                                                 -------
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 4.93%
  2,995,525   AIM STIT-LIQUID ASSETS PORTFOLIO                                   0.27%(s)                       2,995,525
  2,995,525   BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO                       0.21(s)                        2,995,525
  2,995,525   DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL                         0.23(s)                        2,995,525
  2,995,525   DWS MONEY MARKET SERIES INSTITUTIONAL                              0.28(s)                        2,995,525

                                                                                                               11,982,100
                                                                                                            -------------

 PRINCIPAL                                                                  INTEREST RATE    MATURITY DATE
-----------                                                                 -------------    -------------
COLLATERAL INVESTED IN OTHER ASSETS: 17.43%
$ 1,459,358   ABN AMRO NORTH AMERICA FINANCE INCORPORATED                        0.23%        10/23/2009        1,459,153
  1,459,358   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                    0.48         10/07/2009        1,459,242
    960,104   ANTALIS US FUNDING CORPORATION++(p)                                0.22         10/09/2009          960,057
  1,152,125   BANK OF IRELAND                                                    0.53         10/01/2009        1,152,125
     76,808   BELMONT FUNDING LLC++(p)                                           0.45         10/02/2009           76,807
     76,808   BELMONT FUNDING LLC++(p)                                           0.45         10/07/2009           76,803
    960,104   BNP PARIBAS (PARIS)                                                0.17         10/01/2009          960,104
    153,617   CALCASIEU PARISH LA+/-ss                                           0.47         12/01/2027          153,617
    211,223   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT
              AUTHORITY+/-ss                                                     0.30         06/01/2028          211,223
  1,152,125   CANCARA ASSET SECURITIZATION LIMITED++(p)                          0.27         10/09/2009        1,152,056
    519,615   CHEYNE FINANCE LLC++ +/-####(a)(i)                                 0.00         02/25/2008            8,574
    400,050   CHEYNE FINANCE LLC++ +/-####(a)(i)                                 0.00         05/19/2008            6,601
    307,233   CITIBANK CREDIT CARD ISSUANCE TRUST++                              0.21         10/08/2009          307,221
    101,675   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                          0.40         10/01/2038          101,675
  1,152,125   CONCORD MINUTEMAN CAPITAL COMPANY++(p)                             0.40         10/13/2009        1,151,971
    307,233   COOK COUNTY IL+/-ss                                                0.70         11/01/2030          307,233
    384,042   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT -
              102% COLLATERALIZED BY MORTGAGE BACKED SECURITIES
              (MATURITY VALUE $ 384,043)                                         0.08         10/01/2009          384,042
  1,152,125   CROWN POINT CAPITAL COMPANY LLC++(p)                               0.45         10/09/2009        1,152,010
    960,104   DANSKE BANK A/S COPENHAGEN                                         0.17         10/01/2009          960,104
    691,275   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                       0.50         12/15/2037          691,275
    537,658   DEXIA DELAWARE LLC                                                 0.27         10/07/2009          537,634
    192,021   ELYSIAN FUNDING LLC++(p)                                           0.45         10/01/2009          192,021
     57,606   ELYSIAN FUNDING LLC++(p)                                           0.45         10/07/2009           57,602
  1,344,146   ERASMUS CAPITAL CORPORATION++(p)                                   0.24         10/13/2009        1,344,038
  1,344,146   FORTIS FUNDING LLC++                                               0.25         10/22/2009        1,343,950
  1,026,505   GOTHAM FUNDING CORPORATION++(p)                                    0.23         10/13/2009        1,026,426
    384,042   GREENWICH CAPITAL MARKETS INCORPORATED REPURCHASE
              AGREEMENT - 102% COLLATERALIZED BY MORTGAGE BACKED
              (MATURITY VALUE $ 384,043)                                         0.07         10/01/2009          384,042
  1,826,552   GRYPHON FUNDING LIMITED(a)(i)                                      0.00         08/05/2010          619,201
     63,367   HENRICO COUNTY VA ECONOMIC DEVELOPMENT
              AUTHORITY+/-ss                                                     0.36         11/01/2042           63,367
    576,063   HOUSTON TX UTILITY SYSTEM+/-ss                                     0.50         05/15/2034          576,063

Portfolio of Investments--September 30, 2009         Wells Fargo Advantage Master Portfolios      177

SMALL CAP INDEX PORTFOLIO

 PRINCIPAL    SECURITY NAME                                                 INTEREST RATE    MATURITY DATE      VALUE
-----------   ---------------------------------------------------           --------------   -------------  -------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$   192,021   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY
              REVENUE+/-ss                                                       0.35%        07/01/2029    $     192,021
     76,808   INDIANA MUNICIPAL POWER AGENCY POWER SUPPLY
              SYSTEM+/-ss                                                        0.36         01/01/2018           76,808
  1,497,763   INTESA SANPAOLO SPA                                                0.22         10/14/2009        1,497,763
    153,617   IRISH LIFE & PERMANENT PLC++                                       0.53         10/07/2009          153,603
    992,364   JPMORGAN CHASE REPURCHASE AGREEMENT - 102%
              COLLATERALIZED BY MORTGAGE BACKED SECURITIES
              (MATURITY VALUE $992,366)                                          0.06         10/01/2009          992,364
    115,213   KANSAS CITY MO SPECIAL OBLIGATION+/-ss                             0.36         04/15/2025          115,213
    330,660   LLOYDS TSB BANK PLC                                                0.21         10/30/2009          330,604
    558,205   MANHATTAN ASSET FUNDING COMPANY++(p)                               0.15         10/01/2009          558,205
  1,276,939   MASSACHUSETTS HEFA+/-ss                                            0.32         10/01/2034        1,276,939
  1,344,146   MATCHPOINT MASTER TRUST++(p)                                       0.22         10/16/2009        1,344,023
    165,138   MISSISSIPPI STATE GO+/-ss                                          0.40         11/01/2028          165,138
  1,228,933   MONT BLANC CAPITAL CORPORATION++(p)                                0.24         10/14/2009        1,228,827
    145,936   MONTGOMERY COUNTY TN PUBLIC BUILDING+/-ss                          0.35         02/01/2036          145,936
    576,063   NATEXIS BANQUES POPULAIRES                                         0.20         10/01/2009          576,063
     76,808   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                           0.70         01/01/2018           76,808
    960,104   NIEUW AMSTERDAM RECEIVABLES CORPORATION++(p)                       0.23         10/01/2009          960,104
    244,251   NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                           0.36         01/01/2034          244,251
  1,344,146   ROMULUS FUNDING CORPORATION++(p)                                   0.55         10/16/2009        1,343,838
  1,152,125   ROYAL BANK OF SCOTLAND CT                                          0.23         10/14/2009        1,152,125
  1,344,146   SALISBURY RECEIVABLES COMPANY++(p)                                 0.22         10/21/2009        1,343,982
  1,152,125   SCALDIS CAPITAL LIMITED++(p)                                       0.27         10/16/2009        1,151,995
  1,344,146   SOLITAIRE FUNDING LLC++(p)                                         0.26         10/13/2009        1,344,029
    883,296   SURREY FUNDING CORPORATION++(p)                                    0.23         10/20/2009          883,189
  1,152,125   TASMAN FUNDING INCORPORATED++(p)                                   0.25         10/15/2009        1,152,013
  1,344,146   THAMES ASSET GLOBAL SECURITIZATION #1
              INCORPORATED++(p)                                                  0.22         10/19/2009        1,343,998
    345,638   TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss                  0.35         07/01/2032          345,638
  1,190,529   UNICREDITO ITALIANO (NEW YORK)                                     0.25         10/13/2009        1,190,529
    115,213   VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss                  0.38         12/15/2040          115,213
    652,527   VICTORIA FINANCE LLC++ +/-####(a)(i)                               0.17         07/28/2008          300,162
    378,921   VICTORIA FINANCE LLC++ +/-####(a)(i)                               0.20         08/07/2008          174,304
    463,014   VICTORIA FINANCE LLC++ +/-####(a)(i)                               0.29         04/30/2008          212,986
    751,432   VICTORIA FINANCE LLC++ +/-####(a)(i)                               0.30         02/15/2008          345,659
  1,152,125   VICTORY RECEIVABLES CORPORATION++(p)                               0.22         10/07/2009        1,152,080

                                                                                                               42,362,647
                                                                                                            -------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $56,036,657)                                                     54,344,747
                                                                                                            -------------

   SHARES                                                                        YIELD
-----------                                                                     -------
SHORT-TERM INVESTMENTS: 1.40%

MUTUAL FUNDS: 1.20%
  2,910,724   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                       0.22(s)                        2,910,724
                                                                                                            -------------

 PRINCIPAL                                                                  INTEREST RATE
-----------                                                                 -------------
US TREASURY BILLS: 0.20%
$    55,000   US TREASURY BILL# ##                                               0.19         11/05/2009           54,995
    100,000   US TREASURY BILL# ##                                               0.27         11/05/2009           99,991
    175,000   US TREASURY BILL# ##                                               0.30         11/05/2009          174,984
     50,000   US TREASURY BILL# ##                                               0.16         02/04/2010           49,981
     90,000   US TREASURY BILL# ##                                               0.18         02/04/2010           89,965
     30,000   US TREASURY BILL# ##                                               0.22         02/04/2010           29,988

                                                                                                                  499,904
                                                                                                            -------------

TOTAL SHORT-TERM INVESTMENTS (COST $3,410,530)                                                                  3,410,628
                                                                                                            -------------

178           Wells Fargo Advantage Master Portfolios   Portfolio of Investments--September 30, 2009

SMALL CAP INDEX PORTFOLIO


                                                                                                                VALUE
                                                                                                            -------------
TOTAL INVESTMENTS IN SECURITIES
(COST $337,649,204)*                                                           123.64%                      $ 300,558,877

OTHER ASSETS AND LIABILITIES, NET                                              (23.64)                        (57,464,287)
                                                                            ---------                       -------------

TOTAL NET ASSETS                                                               100.00%                      $ 243,094,590
                                                                            ---------                       -------------

------------------
+     Non-income earning securities.

<<    All or a portion of this security is on loan.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

(p)   Asset-backed commercial paper.

+/-   Variable rate investments.

ss These securities are subject to a demand feature which reduces the effective maturity.

#### This security is currently in default with regards to scheduled interest and/or principal payments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)   Illiquid security.

#     Security pledged as collateral for futures transactions.

##    Zero coupon bond. Interest rate presented is yield to maturity.

(s)   Rate shown is the 1-day annualized yield at period end.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The fund does not pay an investment advisory fee for such investments.

+++   Short-term security of an affiliate of the Fund with a cost of $2,910,724.

* Cost for federal income tax purposes is $343,210,394 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation                                               $  27,396,700
Gross unrealized depreciation                                                 (70,048,217)
                                                                            -------------
Net unrealized depreciation                                                 $ (42,651,517)

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments--September 30, 2009         Wells Fargo Advantage Master Portfolios      179

SMALL COMPANY GROWTH PORTFOLIO

  SHARES      SECURITY NAME                                                                                    VALUE
-----------   --------------------------------------------------------------------------------              ------------
COMMON STOCKS: 100.04%

AMUSEMENT & RECREATION SERVICES: 0.93%
     95,040   BALLY TECHNOLOGIES INCORPORATED+                                                              $   3,646,685
                                                                                                            -------------
APPAREL & ACCESSORY STORES: 3.36%
    633,750   CHARMING SHOPPES INCORPORATED+<<                                                                  3,111,713
    458,090   FINISH LINE INCORPORATED CLASS A                                                                  4,654,194
  1,431,660   WET SEAL INCORPORATED CLASS A+                                                                    5,411,675

                                                                                                               13,177,582
                                                                                                            -------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 1.23%
    145,080   COPART INCORPORATED+                                                                              4,818,107
                                                                                                            -------------

BIOPHARMACEUTICALS: 0.46%
     40,660   ALEXION PHARMACEUTICALS INCORPORATED+                                                             1,810,996
                                                                                                            -------------

BIOTECHNOLOGY: 1.71%
    195,350 ALNYLAM PHARMACEUTICALS INCORPORATED+<<                                                             4,430,538
     94,180 TALECRIS BIOTHERAPEUTICS HOLDINGS CORPORATION                                                       1,789,420
     34,540 TRANSCEPT PHARMACEUTICALS INCORPORATED+<<                                                             477,688

                                                                                                                6,697,646
                                                                                                            -------------

BUSINESS SERVICES: 12.95%
    135,920   ARBITRON INCORPORATED                                                                             2,821,699
    223,140   BOTTOMLINE TECHNOLOGIES INCORPORATED+                                                             2,878,506
    288,830   COGENT INCORPORATED+                                                                              2,917,183
    177,050   COMMVAULT SYSTEMS INCORPORATED+                                                                   3,673,788
     90,362   CONCUR TECHNOLOGIES INCORPORATED+<<                                                               3,592,793
    145,440   CONSTANT CONTACT INCORPORATED+<<                                                                  2,799,720
    340,670   HEARTLAND PAYMENT SYSTEMS INCORPORATED                                                            4,943,122
    189,680   OMNICELL INCORPORATED+                                                                            2,113,035
    349,640   PARAMETRIC TECHNOLOGY CORPORATION+                                                                4,832,025
    303,700   S1 CORPORATION+                                                                                   1,876,866
    385,890   SKILLSOFT PLC ADR+                                                                                3,704,544
    183,430   SOLARWINDS INCORPORATED+<<                                                                        4,040,963
    254,250   SPHERION CORPORATION+                                                                             1,578,893
    360,840   SUCCESSFACTORS INCORPORATED+<<                                                                    5,077,019
    135,570   ULTIMATE SOFTWARE GROUP INCORPORATED+<<                                                           3,893,570

                                                                                                               50,743,726
                                                                                                            -------------

CHEMICALS & ALLIED PRODUCTS: 3.19%
    180,770   CALGON CARBON CORPORATION+                                                                        2,680,819
    141,260   CRUCELL NV ADR+<<                                                                                 3,233,441
    241,500   OLIN CORPORATION                                                                                  4,211,760
     55,340   SCOTTS MIRACLE-GRO COMPANY                                                                        2,376,853

                                                                                                               12,502,873
                                                                                                            -------------

COMMUNICATIONS: 3.43%
    362,740   BRIGHTPOINT INCORPORATED+<<                                                                       3,173,975
    216,670   NEUSTAR INCORPORATED CLASS A+                                                                     4,896,742
    235,686   NEUTRAL TANDEM INCORPORATION+<<                                                                   5,364,213

                                                                                                               13,434,930
                                                                                                            -------------

DEPOSITORY INSTITUTIONS: 3.43%
    648,160   FBR CAPITAL MARKETS CORPORATION+<<(i)                                                             3,843,589
     96,880   HOME BANCSHARES INCORPORATED<<                                                                    2,123,610
     97,100   SIGNATURE BANK+<<                                                                                 2,815,900
    163,870   TCF FINANCIAL CORPORATION<<                                                                       2,136,865

180           Wells Fargo Advantage Master Portfolios   Portfolio of Investments--September 30, 2009

SMALL COMPANY GROWTH PORTFOLIO

  SHARES      SECURITY NAME                                                                                    VALUE
----------    --------------------------------------------------------------------------------------        -------------
DEPOSITORY INSTITUTIONS (continued)
     89,650   WINTRUST FINANCIAL CORPORATION<<                                                              $   2,506,614

                                                                                                               13,426,578
                                                                                                            -------------

EATING & DRINKING PLACES: 1.63%
    891,610   DENNYS CORPORATION+                                                                               2,371,683
    378,870   TEXAS ROADHOUSE INCORPORATED CLASS A+                                                             4,023,599

                                                                                                                6,395,282
                                                                                                            -------------

EDUCATIONAL SERVICES: 0.71%
    150,020   CORINTHIAN COLLEGES INCORPORATED+<<                                                               2,784,371
                                                                                                            -------------

ELECTRIC, GAS & SANITARY SERVICES: 0.71%
     49,110   CLEAN HARBORS INCORPORATED+<<                                                                     2,762,929
                                                                                                            -------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT: 10.40%
    427,290   ADVANCED ANALOGIC TECHNOLOGIES INCORPORATED+                                                      1,696,341
  1,011,610   ATMEL CORPORATION+                                                                                4,238,646
    516,170   MICREL INCORPORATED                                                                               4,206,786
    202,570   MICROSEMI CORPORATION+                                                                            3,198,580
     82,610   NETLOGIC MICROSYSTEMS INCORPORATED+<<                                                             3,717,450
    219,290   OSI SYSTEMS INCORPORATED+                                                                         4,010,814
    274,970   PMC-SIERRA INCORPORATED+                                                                          2,628,713
    139,560   POLYCOM INCORPORATED+<<                                                                           3,733,230
     79,825   SILICON LABORATORIES INCORPORATED+<<                                                              3,700,687
    224,660   TESSERA TECHNOLOGIES INCORPORATED+                                                                6,265,767
    101,540   VARIAN SEMICONDUCTOR EQUIPMENT ASSOCIATES INCORPORATED+<<                                         3,334,574

                                                                                                               40,731,588
                                                                                                            -------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 2.41%
     59,520   GEN-PROBE INCORPORATED+                                                                           2,466,509
    154,330   LUMINEX CORPORATION+                                                                              2,623,610
    372,420   RTI BIOLOGICS INCORPORATION+                                                                      1,620,027
    193,980   SEATTLE GENETICS INCORPORATED+                                                                    2,721,539

                                                                                                                9,431,685
                                                                                                            -------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 1.06%
    362,470   MUELLER WATER PRODUCTS INCORPORATED                                                               1,986,336
     66,930   SHAW GROUP INCORPORATED+<<                                                                        2,147,784

                                                                                                                4,134,120
                                                                                                            -------------
FOOD & KINDRED PRODUCTS: 1.83%
    391,060   SMART BALANCE INCORPORATED+                                                                       2,401,108
    175,030   SMITHFIELD FOODS INCORPORATED+<<                                                                  2,415,414
     97,890   UNITED NATURAL FOODS INCORPORATED+                                                                2,341,529

                                                                                                                7,158,051
                                                                                                            -------------

GENERAL MERCHANDISE STORES: 0.84%
    5,78099   CENTS ONLY STORES+<<                                                                              3,305,741
                                                                                                            -------------

HEALTHCARE: 1.27%
    128,130   INVERNESS MEDICAL INNOVATIONS INCORPORATED+<<                                                     4,962,475
                                                                                                            -------------

HEALTH SERVICES: 4.12%
    153,110   GENOPTIX INCORPORATED+<<                                                                          5,325,166
     75,840   IPC THE HOSPITALIST COMPANY+                                                                      2,385,168
    140,700   LHC GROUP INCORPORATED+<<                                                                         4,211,151
     65,100   LINCARE HOLDINGS INCORPORATED+<<                                                                  2,034,375
    224,000   NEKTAR THERAPEUTICS+                                                                              2,181,760

                                                                                                               16,137,620
                                                                                                            -------------

Portfolio of Investments--September 30, 2009     Wells Fargo Advantage Master Portfolios      181

SMALL COMPANY GROWTH PORTFOLIO

  SHARES      SECURITY NAME                                                                                     VALUE
-----------   --------------------------------------------------------------------------------------        -------------
HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS: 1.09%
    207,150   ORION MARINE GROUP INCORPORATED+                                                              $   4,254,861
                                                                                                            -------------

HOLDING & OTHER INVESTMENT OFFICES: 0.63%
    116,130   SILVER STANDARD RESOURCES INCORPORATED+<<                                                         2,480,537
                                                                                                            -------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.54%
    195,400   MONARCH CASINO & RESORT INCORPORATED+                                                             2,102,504
                                                                                                            -------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 4.91%
    428,140   BROCADE COMMUNICATIONS SYSTEMS INCORPORATED+                                                      3,365,180
    275,280   INTERMEC INCORPORATED+                                                                            3,881,448
    109,350   KAYDON CORPORATION<<                                                                              3,545,127
    130,790   NATURAL GAS SERVICES GROUP INCORPORATED+                                                          2,304,520
    256,470   NETEZZA CORPORATION+<<                                                                            2,882,723
    148,570   RIVERBED TECHNOLOGY INCORPORATED+                                                                 3,262,597

                                                                                                               19,241,595
                                                                                                            -------------

INSURANCE CARRIERS: 3.70%
    119,510   ARGO GROUP INTERNATIONAL HOLDINGS LIMITED+<<                                                      4,025,097
     43,370   ENSTAR GROUP LIMITED+<<                                                                           2,700,650
    157,320   GENWORTH FINANCIAL INCORPORATED+                                                                  1,879,974
    228,380   VALIDUS HOLDINGS LIMITED                                                                          5,892,204

                                                                                                               14,497,925
                                                                                                            -------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL
GOODS: 10.18%
    255,550   AMERICAN MEDICAL SYSTEMS HOLDINGS INCORPORATED+<<                                                 4,323,906
    145,520   ARGON ST INCORPORATED+                                                                            2,772,156
    552,860   DEXCOM INCORPORATED+<<                                                                            4,384,180
    227,910   EMDEON INCORPORATED+                                                                              3,692,142
    330,690   ENDOLOGIX INCORPORATED+                                                                           2,046,971
     49,070   HEARTWARE INTERNATIONAL INCORPORATED+<<                                                           1,471,609
    762,098   INFINERA CORPORATION+<<                                                                           6,058,679
    166,145   SONOSITE INCORPORATED+<<                                                                          4,396,197
    446,500   SPECTRANETICS CORPORATION+                                                                        2,862,065
    162,410   THORATEC CORPORATION+<<                                                                           4,916,151
    137,540   ZOLL MEDICAL CORPORATION+                                                                         2,959,861

                                                                                                               39,883,917
                                                                                                            -------------

MISCELLANEOUS RETAIL: 1.10%
    192,700   DICK'S SPORTING GOODS INCORPORATED+<<                                                             4,316,480
                                                                                                            -------------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 1.03%
    281,620   HEARTLAND EXPRESS INCORPORATED<<                                                                  4,055,328
                                                                                                            -------------

OIL & GAS EXTRACTION: 4.41%
     90,320   ATWOOD OCEANICS INCORPORATED+                                                                     3,185,586
     98,480   CONCHO RESOURCES INCORPORATED+                                                                    3,576,794
    230,390   MCMORAN EXPLORATION COMPANY+                                                                      1,739,445
    172,490   PETROHAWK ENERGY CORPORATION+                                                                     4,175,983
  1,375,660   VANTAGE DRILLING COMPANY+<<                                                                       2,517,458
    135,910   WILLBROS GROUP INCORPORATED+<<                                                                    2,069,909

                                                                                                               17,265,175
                                                                                                            -------------

PERSONAL SERVICES: 1.62%
     65,910   COINSTAR INCORPORATED+<<                                                                          2,173,712
    253,030   ULTA SALON COSMETICS & FRAGRANCE INCORPORATED+<<                                                  4,177,525

                                                                                                                6,351,237
                                                                                                            -------------

182  Wells Fargo Advantage Master Portfolios   Portfolio of Investments--September 30, 2009

SMALL COMPANY GROWTH PORTFOLIO

  SHARES      SECURITY NAME                                                                                     VALUE
----------    ---------------------------------------------------------------------------------------       -------------
PETROLEUM REFINING & RELATED INDUSTRIES: 0.28%
    152,859   GREEN PLAINS RENEWABLE ENERGY INCORPORATED+<<                                                 $   1,085,299
                                                                                                            -------------

PHARMACEUTICALS: 1.84%
    434,955   INSPIRE PHARMACEUTICALS INCORPORATED+                                                             2,270,465
    240,120   ISIS PHARMACEUTICALS INCORPORATED+<<                                                              3,498,548
     87,660   KENDLE INTERNATIONAL INCORPORATED+                                                                1,465,675

                                                                                                                7,234,688
                                                                                                            -------------

PRIMARY METAL INDUSTRIES: 1.75%
    341,060   HORSEHEAD HOLDING CORPORATION+                                                                    3,997,223
    187,650   STEEL DYNAMICS INCORPORATED                                                                       2,878,551

                                                                                                                6,875,774
                                                                                                            -------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES: 3.53%
    275,830   BOWNE & COMPANY INCORPORATED                                                                      2,123,891
    310,260   DOLAN MEDIA COMPANY+                                                                              3,720,017
    237,290   ROVI CORPORATION+                                                                                 7,972,944

                                                                                                               13,816,852
                                                                                                            -------------

RAILROAD TRANSPORTATION: 0.57%
     73,120   GENESEE & WYOMING INCORPORATED+<<                                                                 2,216,998
                                                                                                            -------------

RENTAL AUTO/EQUIPMENT: 0.79%
    284,440   HERTZ GLOBAL HOLDINGS INCORPORATED+<<                                                             3,080,485
                                                                                                            -------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 1.79%
    250,240   JARDEN CORPORATION                                                                                7,024,237
                                                                                                            -------------

SATELLITE: 0.41%
    142,300   IRADIUM COMMUNICATIONS INCORPORATED+                                                              1,623,643
                                                                                                            -------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.82%
    144,760   EVERCORE PARTNERS INCORPORATED CLASS A                                                            4,229,887
    133,880   KNIGHT CAPITAL GROUP INCORPORATED CLASS A+                                                        2,911,890

                                                                                                                7,141,777
                                                                                                            -------------

TRANSPORTATION EQUIPMENT: 0.49%
    284,590   DANA HOLDING CORPORATION+                                                                         1,938,058
                                                                                                            -------------

TRANSPORTATION SERVICES: 1.11%
    189,570   HUB GROUP INCORPORATED CLASS A+<<                                                                 4,331,675
                                                                                                            -------------

WHOLESALE TRADE-DURABLE GOODS: 0.78%
     73,170   TECH DATA CORPORATION+                                                                            3,044,603
                                                                                                            -------------

TOTAL COMMON STOCKS (COST $328,614,427)                                                                       391,926,633
                                                                                                            -------------

COLLATERAL FOR SECURITIES LENDING: 12.30%

                                                                                YIELD
                                                                                -----
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 2.67%
  2,614,657   AIM STIT-LIQUID ASSETS PORTFOLIO                                   0.27%(s)                       2,614,657
  2,614,657   BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO                       0.21(s)                        2,614,657
  2,614,657   DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL                         0.23(s)                        2,614,657
  2,614,657   DWS MONEY MARKET SERIES INSTITUTIONAL                              0.28(s)                        2,614,657

                                                                                                               10,458,628
                                                                                                            -------------

Portfolio of Investments--September 30, 2009       Wells Fargo Advantage Master Portfolios  183

SMALL COMPANY GROWTH PORTFOLIO

 PRINCIPAL    SECURITY NAME                                                 INTEREST RATE    MATURITY DATE      VALUE
-----------   ------------------------------------------------------------  -------------    -------------  --------------
COLLATERAL INVESTED IN OTHER ASSETS: 9.63%
$ 1,273,807   ABN AMRO NORTH AMERICA FINANCE INCORPORATED                        0.23%         10/23/2009   $   1,273,628
  1,273,807   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                    0.48          10/07/2009       1,273,705
    838,031   ANTALIS US FUNDING CORPORATION++(p)                                0.22          10/09/2009         837,990
  1,005,637   BANK OF IRELAND                                                    0.53          10/01/2009       1,005,637
     67,042   BELMONT FUNDING LLC++(p)                                           0.45          10/02/2009          67,042
     67,042   BELMONT FUNDING LLC++(p)                                           0.45          10/07/2009          67,037
    838,031   BNP PARIBAS (PARIS)                                                0.17          10/01/2009         838,031
    134,085   CALCASIEU PARISH LA+/-ss                                           0.47          12/01/2027         134,085
    184,367   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY+/-ss        0.30          06/01/2028         184,367
  1,005,637   CANCARA ASSET SECURITIZATION LIMITED++(p)                          0.27          10/09/2009       1,005,577
    689,048   CHEYNE FINANCE LLC+++/-####(a)(i)                                  0.00          02/25/2008          11,369
    530,496   CHEYNE FINANCE LLC+++/-####(a)(i)                                  0.00          05/19/2008           8,753
    268,170   CITIBANK CREDIT CARD ISSUANCE TRUST++                              0.21          10/08/2009         268,159
     88,747   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                          0.40          10/01/2038          88,747
  1,005,637   CONCORD MINUTEMAN CAPITAL COMPANY++(p)                             0.40          10/13/2009       1,005,503
    268,170   COOK COUNTY IL+/-ss                                                0.70          11/01/2030         268,170
    335,212   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
              COLLATERALIZED BY MORTGAGE BACKED SECURITIES
              (MATURITY VALUE $335,213)                                          0.08          10/01/2009         335,212
  1,005,637   CROWN POINT CAPITAL COMPANY LLC++(p)                               0.45          10/09/2009       1,005,537
    838,031   DANSKE BANK A/S COPENHAGEN                                         0.17          10/01/2009         838,031
    603,382   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                       0.50          12/15/2037         603,382
    469,297   DEXIA DELAWARE LLC                                                 0.27          10/07/2009         469,276
    167,606   ELYSIAN FUNDING LLC++(p)                                           0.45          10/01/2009         167,606
     50,282   ELYSIAN FUNDING LLC++(p)                                           0.45          10/07/2009          50,278
  1,173,243   ERASMUS CAPITAL CORPORATION++(p)                                   0.24          10/13/2009       1,173,149
  1,173,243   FORTIS FUNDING LLC++                                               0.25          10/22/2009       1,173,072
    895,989   GOTHAM FUNDING CORPORATION++(p)                                    0.23          10/13/2009         895,920
    335,212   GREENWICH CAPITAL MARKETS INCORPORATED REPURCHASE
              AGREEMENT - 102%
              COLLATERALIZED BY MORTGAGE BACKED
              (MATURITY VALUE $335,213)                                          0.07          10/01/2009         335,212
  2,422,143   GRYPHON FUNDING LIMITED(a)(i)                                      0.00          08/05/2010         821,106
     55,310   HENRICO COUNTY VA ECONOMIC DEVELOPMENT
              AUTHORITY+/-ss                                                     0.36          11/01/2042          55,310
    502,819   HOUSTON TX UTILITY SYSTEM+/-ss                                     0.50          05/15/2034         502,819
    167,606   ILLINOIS EDUCATIONAL FACILITIES
              AUTHORITY REVENUE+/-ss                                             0.35          07/01/2029         167,606
     67,042   INDIANA MUNICIPAL POWER AGENCY POWER SUPPLY
              SYSTEM+/-ss                                                        0.36          01/01/2018          67,042
  1,307,328   INTESA SANPAOLO SPA                                                0.22          10/14/2009       1,307,328
    134,085   IRISH LIFE & PERMANENT PLC++                                       0.53          10/07/2009         134,073
    866,189   JPMORGAN CHASE REPURCHASE AGREEMENT - 102%
              COLLATERALIZED BY
              MORTGAGE BACKED SECURITIES
              (MATURITY VALUE $886,190)                                          0.06          10/01/2009         866,189
    100,564   KANSAS CITY MO SPERCIAL OBLIGATION+/-ss                            0.36          04/15/2025         100,564
    288,618   LLOYDS TSB BANK PLC                                                0.21          10/30/2009         288,569
    487,231   MANHATTAN ASSET FUNDING COMPANY++(p)                               0.15          10/01/2009         487,231
  1,114,581   MASSACHUSETTS HEFA+/-ss                                            0.32          10/01/2034       1,114,581
  1,173,243   MATCHPOINT MASTER TRUST++(p)                                       0.22          10/16/2009       1,173,136
    144,141   MISSISSIPPI STATE GO+/-ss                                          0.40          11/01/2028         144,141
  1,072,680   MONT BLANC CAPITAL CORPORATION++(p)                                0.24          10/14/2009       1,072,587
    127,381   MONTGOMERY COUNTY TN PUBLIC BUILDING+/-ss                          0.35          02/01/2036         127,381
    502,819   NATEXIS BANQUES POPULAIRES                                         0.20          10/01/2009         502,819
     67,042   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                           0.70          01/01/2018          67,042
    838,031   NIEUW AMSTERDAM RECEIVABLES CORPORATION++(p)                       0.23          10/01/2009         838,031
    213,195   NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                           0.36          01/01/2034         213,195
  1,173,243   ROMULUS FUNDING CORPORATION++(p)                                   0.55          10/16/2009       1,172,974
  1,005,637   ROYAL BANK OF SCOTLAND CT                                          0.23          10/14/2009       1,005,637
  1,173,243   SALISBURY RECEIVABLES COMPANY++(p)                                 0.22          10/21/2009       1,173,100
  1,005,637   SCALDIS CAPITAL LIMITED++(p)                                       0.27          10/16/2009       1,005,524
  1,173,243   SOLITAIRE FUNDING LLC++(p)                                         0.26          10/13/2009       1,173,142

184   Wells Fargo Advantage Master Portfolios   Portfolio of Investments--September 30, 2009

SMALL COMPANY GROWTH PORTFOLIO

 PRINCIPAL    SECURITY NAME                                                 INTEREST RATE    MATURITY DATE       VALUE
-----------   -----------------------------------------------------------   -------------    -------------  --------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$   770,988   SURREY FUNDING CORPORATION++(p)                                    0.23%        10/20/2009    $     770,895
  1,005,637   TASMAN FUNDING INCORPORATED++(p)                                   0.25         10/15/2009        1,005,539
  1,173,243   THAMES ASSET GLOBAL SECURITIZATION #1
              INCORPORATED++(p)                                                  0.22         10/19/2009        1,173,114
    301,691   TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss                  0.35         07/01/2032          301,691
  1,039,158   UNICREDITO ITALIANO (NEW YORK)                                     0.25         10/13/2009        1,039,158
    100,564   VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss                  0.38         12/15/2040          100,564
    865,299   VICTORIA FINANCE LLC+++/-####(a)(i)                                0.17         07/28/2008          398,038
    502,477   VICTORIA FINANCE LLC+++/-####(a)(i)                                0.20         08/07/2008          231,139
    613,990   VICTORIA FINANCE LLC+++/-####(a)(i)                                0.29         04/30/2008          282,435
    996,454   VICTORIA FINANCE LLC+++/-####(a)(i)                                0.30         02/15/2008          458,369
  1,005,637   VICTORY RECEIVABLES CORPORATION++(p)                               0.22         10/07/2009        1,005,604

                                                                                                               37,732,148
                                                                                                            -------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $ 50,041,669)                                                    48,190,776
                                                                                                            -------------

  SHARES                                                                        YIELD
-----------                                                                     -----
SHORT-TERM
INVESTMENTS: 1.00%
  3,924,570   WELLS FARGO ADVANTAGE MONEY MARKET
              TRUST~+++                                                         0.22(s)                         3,924,570
                                                                                                            -------------

TOTAL SHORT-TERM
INVESTMENTS (COST $3,924,570)                                                                                   3,924,570
                                                                                                            -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $382,580,666)*                                     113.34%                                            $ 444,041,979

OTHER ASSETS AND LIABILITIES, NET                        (13.34)                                              (52,253,739)
                                                         ------                                             -------------

TOTAL NET ASSETS                                         100.00%                                            $ 391,788,240
                                                         ------                                             -------------


-------------
+     Non-income earning securities.

<<    All or a portion of this security is on loan.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

(p)   Asset-backed commercial paper.

+/-   Variable rate investments.

ss These securities are subject to a demand feature which reduces the effective maturity.

#### This security is currently in default with regards to scheduled interest and/or principal payments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)   Illiquid security.

(s)   Rate shown is the 1-day annualized yield at period end.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Wells Fargo Advantage Money Market Fund does not pay an investment advisory fee.

+++   Short-term security of an affiliate of the Fund with a cost of $3,924,570.

* Cost for federal income tax purposes is $ 399,030,001 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation                                               $  72,634,452
Gross unrealized depreciation                                                 (27,622,474)
                                                                            -------------
Net unrealized appreciation                                                 $  45,011,978

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments--September 30, 2009                  Wells Fargo Advantage Master Portfolios 185

SMALL COMPANY VALUE PORTFOLIO

    SHARES     SECURITY NAME                                                                      VALUE
-------------- ---------------------------------------------------------------------------    ------------
COMMON STOCKS: 94.18%

APPAREL & ACCESSORY STORES: 2.73%
        69,900 ABERCROMBIE & FITCH COMPANY CLASS A<<                                          $  2,298,312
        60,830 CHILDREN'S PLACE RETAIL STORES INCORPORATED<<+                                    1,822,467
       150,380 DSW INCORPORATED CLASS A<<+                                                       2,401,569

                                                                                                 6,522,348
                                                                                              ------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 2.20%
       137,000 HANESBRANDS INCORPORATED+                                                         2,931,800
       140,790 VOLCOM INCORPORATED<<+                                                            2,320,219

                                                                                                 5,252,019
                                                                                              ------------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 0.90%
       169,920 ASBURY AUTOMOTIVE GROUP INCORPORATED+                                             2,154,586
                                                                                              ------------

BIOTECHNOLOGY 0.45%
        57,170 TALECRIS BIOTHERAPEUTICS HOLDINGS CORPORATION                                     1,086,230
                                                                                              ------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.98%
       109,890 TUTOR PRINI CORPORATION<<+                                                        2,340,657
                                                                                              ------------

BUSINESS SERVICES: 8.01%
       215,840 AIRCASTLE LIMITED                                                                 2,087,173
        55,540 CACI INTERNATIONAL INCORPORATED CLASS A<<+                                        2,625,376
       269,840 EARTHLINK INCORPORATED                                                            2,269,354
        33,870 MICROSTRATEGY INCORPORATED CLASS A+                                               2,423,060
       192,600 NCR CORPORATION+                                                                  2,661,732
        44,320 PORTFOLIO RECOVERY ASSOCIATES INCORPORATED<<+                                     2,009,026
       105,640 SYNNEX CORPORATION<<+                                                             3,219,907
       131,100 TAL INTERNATIONAL GROUP INCORPORATED                                              1,864,242

                                                                                                19,159,870
                                                                                              ------------

CHEMICALS & ALLIED PRODUCTS: 4.90%
        73,900 CYTEC INDUSTRIES INCORPORATED<<                                                   2,399,533
       190,530 ELIZABETH ARDEN INCORPORATED+                                                     2,242,538
       122,200 OLIN CORPORATION                                                                  2,131,168
       163,910 ROCKWOOD HOLDINGS INCORPORATED+                                                   3,371,629
       334,920 USEC INCORPORATED<<+                                                              1,570,775

                                                                                                11,715,643
                                                                                              ------------

COMMERCIAL SERVICES: 0.60%
        76,610 RENT-A-CENTER INCORPORATED<<+                                                     1,446,397
                                                                                              ------------

COMMUNICATIONS: 1.26%
       858,540 CINCINNATI BELL INCORPORATED+                                                     3,004,890
                                                                                              ------------

COMMUNICATIONS EQUIPMENT: 1.02%
        81,150 COMMSCOPE INCORPORATED<<+                                                         2,428,820
                                                                                              ------------

CONSTRUCTION SPECIAL TRADE CONTRACTORS: 1.01%
        54,930 CHEMED CORPORATION                                                                2,410,878
                                                                                              ------------

DEPOSITORY INSTITUTIONS: 11.42%
       178,700 ASSOCIATED BANC-CORP<<                                                            2,040,754
        61,250 BANK OF THE OZARKS INCORPORATED                                                   1,624,963
       141,590 CARDINAL FINANCIAL CORPORATION                                                    1,165,286
        51,700 CITY NATIONAL CORPORATION<<                                                       2,012,681
       170,040 EAST WEST BANCORP INCORPORATED<<                                                  1,411,332

186 Wells Fargo Advantage Master Portfolios                 Portfolio of Investments--September 30, 2009

SMALL COMPANY VALUE PORTFOLIO

    SHARES     SECURITY NAME                                                                      VALUE
-------------- ---------------------------------------------------------------------------    ------------
DEPOSITORY INSTITUTIONS (continued)
       164,776 FIRST HORIZON NATIONAL CORPORATION<<+                                          $  2,179,988
       137,410 PACWEST BANCORP<<                                                                 2,617,661
       117,200 PINNACLE FINANCIAL PARTNERS INCORPORATED<<+                                       1,489,612
        70,540 PRIVATEBANCORP INCORPORATED<<                                                     1,725,408
        49,600 SVB FINANCIAL GROUP<<+                                                            2,146,192
       121,200 TCF FINANCIAL CORPORATION<<                                                       1,580,448
       193,850 UMPQUA HOLDINGS CORPORATION                                                       2,054,810
       141,910 WASHINGTON FEDERAL INCORPORATED                                                   2,392,603
       154,120 WESTERN ALLIANCE BANCORP<<+                                                         972,497
        67,990 WINTRUST FINANCIAL CORPORATION<<                                                  1,901,000

                                                                                                27,315,235
                                                                                              ------------

EATING & DRINKING PLACES: 1.82%
       262,180 CKE RESTAURANTS INCORPORATED                                                      2,750,268
       145,510 SONIC CORPORATION<<+                                                              1,609,341

                                                                                                 4,359,609
                                                                                              ------------

ELECTRIC, GAS & SANITARY SERVICES: 3.67%
        77,200 ENERGEN CORPORATION                                                               3,327,320
       126,830 GREAT PLAINS ENERGY INCORPORATED<<                                                2,276,599
        96,060 PORTLAND GENERAL ELECTRIC COMPANY<<                                               1,894,303
        57,480 UNITIL CORPORATION                                                                1,290,426

                                                                                                 8,788,648
                                                                                              ------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 4.64%
        80,480 COMTECH TELECOMMUNICATIONS CORPORATION<<+                                         2,673,546
       144,500 GRAFTECH INTERNATIONAL LIMITED+                                                   2,124,150
       221,700 HARRIS STRATEX NETWORKS INCORPORATED CLASS A+                                     1,551,900
       335,420 RF MICRO DEVICES INCORPORATED+                                                    1,821,331
       256,060 TTM TECHNOLOGIES INCORPORATED+                                                    2,937,008

                                                                                                11,107,935
                                                                                              ------------

FOOD & KINDRED PRODUCTS: 1.69%
        67,840 CENTRAL EUROPEAN DISTRIBUTION CORPORATION+                                        2,222,438
        63,980 CORN PRODUCTS INTERNATIONAL INCORPORATED                                          1,824,710

                                                                                                 4,047,148
                                                                                              ------------

GENERAL MERCHANDISE STORES: 0.72%
       129,970 CABELA'S INCORPORATED<<+                                                          1,733,800
                                                                                              ------------

HEALTH SERVICES: 1.11%
       173,220 HEALTHWAYS INCORPORATED+                                                          2,653,730
                                                                                              ------------

HOLDING & OTHER INVESTMENT OFFICES: 7.26%
        81,850 AMERICAN CAMPUS COMMUNITIES                                                       2,197,673
       180,790 BIOMED REALTY TRUST INCORPORATED                                                  2,494,902
        61,690 CORPORATE OFFICE PROPERTIES TRUST                                                 2,275,127
       200,950 FIRST POTOMAC REALTY TRUST                                                        2,322,982
       161,880 LASALLE HOTEL PROPERTIES                                                          3,182,561
       165,800 NIGHTHAWK RADIOLOGY HOLDINGS INCORPORATED+                                        1,198,734
       130,000 REDWOOD TRUST INCORPORATED                                                        2,015,000
       235,794 SUNSTONE HOTEL INVESTORS INCORPORATED<<                                           1,674,137

                                                                                                17,361,116
                                                                                              ------------

Portfolio of Investments--September 30, 2009                  Wells Fargo Advantage Master Portfolios 187

SMALL COMPANY VALUE PORTFOLIO

    SHARES     SECURITY NAME                                                                      VALUE
-------------- ---------------------------------------------------------------------------    ------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 2.84%
       140,610 AMERISTAR CASINOS INCORPORATED<<                                               $  2,218,826
       207,500 BOYD GAMING CORPORATION+                                                          2,267,975
       114,610 GAYLORD ENTERTAINMENT COMPANY<<+                                                  2,303,661

                                                                                                 6,790,462
                                                                                              ------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 3.77%
       164,120 ALTRA HOLDINGS INCORPORATED+                                                      1,836,503
        59,610 BLACK BOX CORPORATION                                                             1,495,615
        68,790 BUCYRUS INTERNATIONAL INCORPORATED CLASS A                                        2,450,300
        83,460 LEXMARK INTERNATIONAL INCORPORATED<<+                                             1,797,728
       123,630 VERIGY LIMITED<<+                                                                 1,436,581

                                                                                                 9,016,727
                                                                                              ------------

INSURANCE CARRIERS: 3.63%
        99,760 AMERIGROUP CORPORATION+                                                           2,211,679
        72,571 ARGO GROUP INTERNATIONAL HOLDINGS LIMITED<<+                                      2,444,197
       109,750 ASSURED GUARANTY LIMITED<<                                                        2,131,345
       105,910 UNITED FIRE & CASUALTY COMPANY                                                    1,895,789

                                                                                                 8,683,010
                                                                                              ------------

INVESTMENT COMPANIES: 1.19%
       297,100 APOLLO INVESTMENT CORPORATION                                                     2,837,305
                                                                                              ------------

LEISURE, SPORTING & RECREATION: 0.94%
       296,790 CALLAWAY GOLF COMPANY                                                             2,258,572
                                                                                              ------------

METAL FABRICATE, HARDWARE: 1.78%
       197,360 Chart Industries Incorporated+                                                    4,261,002
                                                                                              ------------

MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.71%
       120,010 RC2 CORPORATION+                                                                  1,710,143
                                                                                              ------------

OIL & GAS EXTRACTION: 4.88%
       150,810 BERRY PETROLEUM COMPANY CLASS A<<                                                 4,038,692
       235,500 GLOBAL INDUSTRIES LIMITED<<+                                                      2,237,250
        51,400 UNIT CORPORATION+                                                                 2,120,250
        56,820 WHITING PETROLEUM CORPORATION<<+                                                  3,271,696

                                                                                                11,667,888
                                                                                              ------------

PAPER & ALLIED PRODUCTS: 1.50%
       217,950 TEMPLE-INLAND INCORPORATED                                                        3,578,739
                                                                                              ------------

PETROLEUM REFINING & RELATED INDUSTRIES: 1.02%
        94,800 HOLLY CORPORATION                                                                 2,428,776
                                                                                              ------------

PHARMACEUTICALS: 0.55%
       225,100 ALLION HEALTHCARE INCORPORATED+                                                   1,316,835
                                                                                              ------------

PRIMARY METAL INDUSTRIES: 0.80%
        82,810 BELDEN CDT INCORPORATED                                                           1,912,911
                                                                                              ------------

RAILROAD TRANSPORTATION: 1.33%
       119,900 KANSAS CITY SOUTHERN<<+                                                           3,176,151
                                                                                              ------------

REAL ESTATE INVESTMENT TRUST (REIT): 0.90%
       162,200 DUPONT FABROS TECHNOLOGY INCORPORATION+                                           2,162,126

188 Wells Fargo Advantage Master Portfolios                 Portfolio of Investments--September 30, 2009

SMALL COMPANY VALUE PORTFOLIO

    SHARES     SECURITY NAME                                                                      VALUE
-------------- ---------------------------------------------------------------------------    ------------
RETAIL: 0.80%
        79,380 GENESCO INCORPORATED+                                                          $  1,910,677
                                                                                              ------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 1.74%
       152,880 COOPER TIRE & RUBBER COMPANY                                                      2,687,630
       166,670 TITAN INTERNATIONAL INCORPORATED                                                  1,483,363

                                                                                                 4,170,993
                                                                                              ------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 2.00%
        59,300 LAZARD LIMITED                                                                    2,449,683
       100,700 RAYMOND JAMES FINANCIAL INCORPORATED                                              2,344,296

                                                                                                 4,793,979
                                                                                              ------------
SOCIAL SERVICES: 0.71%
       120,080 RES-CARE INCORPORATED+                                                            1,706,337
                                                                                              ------------

TRANSPORTATION BY AIR: 2.60%
       402,040 AIRTRAN HOLDINGS INCORPORATED<<+                                                  2,512,750
       115,940 ATLAS AIR WORLDWIDE HOLDINGS INCORPORATED+                                        3,706,602

                                                                                                 6,219,352
                                                                                              ------------

TRANSPORTATION EQUIPMENT: 1.19%
       158,080 SPIRIT AEROSYSTEMS HOLDINGS INCORPORATED+                                         2,854,925
                                                                                              ------------

TRANSPORTATION SERVICES: 0.76%
        64,870 GATX CORPORATION                                                                  1,813,117
                                                                                              ------------

WHOLESALE TRADE-DURABLE GOODS: 2.15%
       133,190 A.M. CASTLE & COMPANY+                                                            1,323,909
       123,480 BARNES GROUP INCORPORATED                                                         2,110,273
        59,020 WESCO INTERNATIONAL INCORPORATED<<+                                               1,699,769

                                                                                                 5,133,951
                                                                                              ------------

TOTAL COMMON STOCKS (COST $175,650,794)                                                        225,293,537
                                                                                              ------------

COLLATERAL FOR SECURITIES LENDING: 17.85%

                                                                               YIELD
                                                                              -------
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 3.91%
     2,340,439 AIM STIT-LIQUID ASSETS PORTFOLIO                               0.27%(s)           2,340,439
     2,340,439 BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO                   0.21(s)            2,340,439
     2,340,439 DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL                     0.23(s)            2,340,439
     2,340,439 DWS MONEY MARKET SERIES INSTITUTIONAL                          0.28(s)            2,340,439

                                                                                                 9,361,756
                                                                                              ------------

  PRINCIPAL                                                   INTEREST RATE   MATURITY DATE
--------------                                                -------------   --------------
COLLATERAL INVESTED IN OTHER ASSETS: 13.94%
$    1,140,214 ABN AMRO NORTH AMERICA FINANCE INCORPORATED          0.23%      10/23/2009         1,140,053
     1,140,214 ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++      0.48       10/07/2009         1,140,122
       750,141 ANTALIS US FUNDING CORPORATION++(p)                  0.22       10/09/2009           750,104
       900,169 BANK OF IRELAND                                      0.53       10/01/2009           900,169
        60,011 BELMONT FUNDING LLC++(p)                             0.45       10/02/2009            60,010
        60,011 BELMONT FUNDING LLC++(p)                             0.45       10/07/2009            60,007
       750,141 BNP PARIBAS (PARIS)                                  0.17       10/01/2009           750,141
       120,022 CALCASIEU PARISH LA+/-ss                             0.47       12/01/2027           120,022
       165,031 CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT
               AUTHORITY+/-ss                                       0.30       06/01/2028           165,031
       900,169 CANCARA ASSET SECURITIZATION LIMITED++(p)            0.27       10/09/2009           900,115
       482,407 CHEYNE FINANCE LLC+++/-####(a)(i)                    0.00       02/25/2008             7,960
       371,404 CHEYNE FINANCE LLC+++/-####(a)(i)                    0.00       05/19/2008             6,128

Portfolio of Investments--September 30, 2009                Wells Fargo Advantage Master Portfolios 189

SMALL COMPANY VALUE PORTFOLIO

  PRINCIPAL    SECURITY NAME                                            INTEREST RATE   MATURITY DATE       VALUE
-------------  ----------------------------------------------------     -------------   ------------    ------------
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$  240,045 CITIBANK CREDIT CARD ISSUANCE TRUST++                              0.21%       10/08/2009    $    240,035
    79,440 COLORADO HOUSING & FINANCE AUTHORITY+/-ss                          0.40        10/01/2038          79,440
   900,169 CONCORD MINUTEMAN CAPITAL COMPANY++(p)                             0.40        10/13/2009         900,049
   240,045 COOK COUNTY IL+/-ss                                                0.70        11/01/2030         240,045
   300,056 CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
           COLLATERALIZED BY MORTGAGE BACKED SECURITIES
           (MATURITY VALUE $300,057)                                          0.08        10/01/2009         300,056
   900,169 CROWN POINT CAPITAL COMPANY LLC++(p)                               0.45        10/09/2009         900,079
   750,141 DANSKE BANK A/S COPENHAGEN                                         0.17        10/01/2009         750,141
   540,101 DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                       0.50        12/15/2037         540,101
   420,079 DEXIA DELAWARE LLC                                                 0.27        10/07/2009         420,060
   150,028 ELYSIAN FUNDING LLC++(p)                                           0.45        10/01/2009         150,028
    45,008 ELYSIAN FUNDING LLC++(p)                                           0.45        10/07/2009          45,005
 1,050,197 ERASMUS CAPITAL CORPORATION++(p)                                   0.24        10/13/2009       1,050,113
 1,050,197 FORTIS FUNDING LLC++                                               0.25        10/22/2009       1,050,044
   802,020 GOTHAM FUNDING CORPORATION++(p)                                    0.23        10/13/2009         801,959
   300,056 GREENWICH CAPITAL MARKETS INCORPORATED REPURCHASE
           AGREEMENT - 102%
           COLLATERALIZED BY MORTGAGE BACKED (MATURITY VALUE $300,057)        0.07        10/01/2009         300,056
 1,695,758 GRYPHON FUNDING LIMITED(a)(i)                                      0.00        08/05/2010         574,862
    49,509 HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss              0.36        11/01/2042          49,509
   450,084 HOUSTON TX UTILITY SYSTEM+/-ss                                     0.50        05/15/2034         450,084
   150,028 ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUE+/-ss             0.35        07/01/2029         150,028
    60,011 INDIANA MUNICIPAL POWER AGENCY POWER SUPPLY SYSTEM+/-ss            0.36        01/01/2018          60,011
 1,170,219 INTESA SANPAOLO SPA                                                0.22        10/14/2009       1,170,219
   120,022 IRISH LIFE & PERMANENT PLC++                                       0.53        10/07/2009         120,012
   775,345 JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED
           BY MORTGAGE BACKED SECURITIES (MATURITY VALUE $ 775,346)           0.06        10/01/2009         775,345
    90,017 KANSAS CITY MO SPECIAL OBLIGATION+/-ss                             0.36        04/15/2025          90,017
   258,348 LLOYDS TSB BANK PLC                                                0.21        10/30/2009         258,305
   436,132 MANHATTAN ASSET FUNDING COMPANY++(p)                               0.15        10/01/2009         436,132
   997,687 MASSACHUSETTS HEFA+/-ss                                            0.32        10/01/2034         997,687
 1,050,197 MATCHPOINT MASTER TRUST++(p)                                       0.22        10/16/2009       1,050,101
   129,024 MISSISSIPPI STATE GO+/-ss                                          0.40        11/01/2028         129,024
   960,180 MONT BLANC CAPITAL CORPORATION++(p)                                0.24        10/14/2009         960,097
   114,021 MONTGOMERY COUNTY TN PUBLIC BUILDING+/-ss                          0.35        02/01/2036         114,021
   450,084 NATEXIS BANQUES POPULAIRES                                         0.20        10/01/2009         450,084
    60,011 NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                           0.70        01/01/2018          60,011
   750,141 NIEUW AMSTERDAM RECEIVABLES CORPORATION++(p)                       0.23        10/01/2009         750,141
   190,836 NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                           0.36        01/01/2034         190,836
 1,050,197 ROMULUS FUNDING CORPORATION++(p)                                   0.55        10/16/2009       1,049,956
   900,169 ROYAL BANK OF SCOTLAND CT                                          0.23        10/14/2009         900,169
 1,050,197 SALISBURY RECEIVABLES COMPANY++(p)                                 0.22        10/21/2009       1,050,068
   900,169 SCALDIS CAPITAL LIMITED++(p)                                       0.27        10/16/2009         900,067
 1,050,197 SOLITAIRE FUNDING LLC++(p)                                         0.26        10/13/2009       1,050,106
   690,129 SURREY FUNDING CORPORATION++(p)                                    0.23        10/20/2009         690,046
   900,169 TASMAN FUNDING INCORPORATED++(p)                                   0.25        10/15/2009         900,081
 1,050,197 THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++(p)            0.22        10/19/2009       1,050,081
   270,051 TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss                  0.35        07/01/2032         270,051
   930,174 UNICREDITO ITALIANO (NEW YORK)                                     0.25        10/13/2009         930,174
    90,017 VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss                  0.38        12/15/2040          90,017
   605,802 VICTORIA FINANCE LLC+++/-####(a)(i)                                0.17        07/28/2008         278,669
   351,787 VICTORIA FINANCE LLC+++/-####(a)(i)                                0.20        08/07/2008         161,822
   429,859 VICTORIA FINANCE LLC+++/-####(a)(i)                                0.29        04/30/2008         197,735
   697,624 VICTORIA FINANCE LLC+++/-####(a)(i)                                0.30        02/15/2008         320,907
   900,169 VICTORY RECEIVABLES CORPORATION++(p)                               0.22        10/07/2009         900,133
                                                                                                          33,343,681
                                                                                                        ------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $43,939,640)                                                42,705,437
                                                                                                        ------------

190 Wells Fargo Advantage Master Portfolios                 Portfolio of Investments--September 30, 2009

SMALL COMPANY VALUE PORTFOLIO

  SHARES   SECURITY NAME                                                YIELD                              VALUE
---------- --------------------------------------------               ---------                        -------------
SHORT-TERM INVESTMENTS:  7.52%
17,992,408 Wells Fargo Advantage Money  Market Trust~+++              0.22%(s)                         $  17,992,408
                                                                                                       -------------

TOTAL SHORT-TERM INVESTMENTS (COST $17,992,408)                                                           17,992,408
                                                                                                       -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $237,582,842)*                                     119.55%                                       $ 285,991,382

Other Assets and Liabilities, Net                        (19.55)                                         (46,759,519)
                                                         ------                                        -------------

TOTAL NET ASSETS                                         100.00%                                       $ 239,231,863
                                                         ------                                        -------------

--------------
<<    All or a portion of this security is on loan.

+     Non-income earning securities

++ Securities that may be resold to "qualified institutional buyers" under rule 144a or securities offered pursuant to section 4(2) of the Securities act of 1933, as amended.

(p)   Asset-backed commercial paper.

+/-   Variable rate investments.

ss These securities are subject to a demand feature which reduces the effective maturity.

#### This security is currently in default with regards to scheduled interest and/or principal payments.

(a) Security fair valued in accordance with the procedures approved by the board of Trustees.

(i)   Illiquid security.

(s)   Rate shown is the 1-day annualized yield at period end.

~ This wells fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The fund does not pay an investment advisory fee for such investments.

+++ Short-term security of an affiliate of the Fund with a cost of $17,992,408.

* cost for federal income tax purposes is $262,951,019 and net unrealized appreciation (depreciation) consists of:

      Gross unrealized appreciation             $  57,607,896
      Gross unrealized depreciation               (34,567,533)
                                                -------------
      Net unrealized appreciation               $  23,040,363

   The accompanying notes are an integral part of these financial statements.

Portfolio of Investments--September 30, 2009                 Wells Fargo Advantage Master Portfolios  191

STRATEGIC SMALL CAP VALUE PORTFOLIO

   SHARES     SECURITY NAME                                                                         VALUE
-----------   ------------------------------------------------------------------------------    ------------
COMMON STOCKS: 90.49%

AMUSEMENT & RECREATION SERVICES: 0.40%
    151,355   CENTURY CASINOS INCORPORATED+                                                     $    438,930
     15,700   INTERNATIONAL SPEEDWAY CORPORATION CLASS A                                             432,849

                                                                                                     871,779
                                                                                                ------------

APPAREL & ACCESSORY STORES: 3.93%
      4,800   ABERCROMBIE & FITCH COMPANY CLASS A                                                    157,824
     42,200   ANN TAYLOR STORES CORPORATION+                                                         670,558
     54,400   BEBE STORES INCORPORATED                                                               400,384
     39,811   CHARLOTTE RUSSE HOLDING INCORPORATED+                                                  696,693
    191,300   CHARMING SHOPPES INCORPORATED+                                                         939,283
      4,500   CHILDREN'S PLACE RETAIL STORES INCORPORATED+                                           134,820
     44,700   CHRISTOPHER & BANKS CORPORATION                                                        302,619
     17,900   CITI TRENDS INCORPORATED+                                                              509,613
    130,500   COLDWATER CREEK INCORPORATED+                                                        1,070,100
     61,020   COLLECTIVE BRANDS INCORPORATED+                                                      1,057,477
     95,116   DELIA*S INCORPORATED+                                                                  204,499
    207,800   NEW YORK AND COMPANY INCORPORATED+                                                   1,063,936
     14,200   STAGE STORES INCORPORATED                                                              184,032
     43,100   THE CATO CORPORATION CLASS A                                                           874,499
     89,700   WET SEAL INCORPORATED CLASS A+                                                         339,066

                                                                                                   8,605,403
                                                                                                ------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 0.96%
      6,800   COLUMBIA SPORTSWEAR COMPANY                                                            279,888
     22,900   DESTINATION MATERNITY CORPORATION+                                                     415,177
     89,100   LIZ CLAIBORNE INCORPORATED+                                                            439,263
     42,300   MAIDENFORM BRANDS INCORPORATED+                                                        679,338
     16,400   SKECHERS U.S.A. INCORPORATED CLASS A+                                                  281,096

                                                                                                   2,094,762
                                                                                                ------------

AUTOMOTIVE REPAIR, SERVICES & PARKING: 0.66%
      5,461   MIDAS INCORPORATED+                                                                     51,333
     43,790   MONRO MUFFLER BRAKE INCORPORATED                                                     1,392,084
                                                                                                   1,443,417
                                                                                                ------------

BIOPHARMACEUTICALS: 0.06%
      2,400   CEPHALON INCORPORATED+                                                                 139,776
                                                                                                ------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.60%
     22,151   CAVCO INDUSTRIES INCORPORATED+                                                         786,361
     86,975   PALM HARBOR HOMES INCORPORATED+                                                        251,358
     13,124   TUTOR PRINI CORPORATION+                                                               279,541

                                                                                                   1,317,260
                                                                                                ------------

BUSINESS SERVICES: 9.55%
    219,580   3COM CORPORATION+                                                                    1,148,403
     45,710   ABM INDUSTRIES INCORPORATED                                                            961,738
     46,100   AMERICAN SOFTWARE INCORPORATED CLASS A                                                 301,033
    145,100   APAC CUSTOMER SERVICES INCORPORATED+                                                   857,541
     56,887   ARBITRON INCORPORATED                                                                1,180,974
    222,092   ASSET ACCEPTANCE CAPITAL CORPORATION+                                                1,610,167
     11,900   BARRETT BUSINESS SERVICES INCORPORATED                                                 125,902
     20,700   CAI INTERNATIONAL INCORPORATED+                                                        152,559
     41,100   COMSYS IT PARTNERS INCORPORATED+                                                       263,040

192  Wells Fargo Advantage Master Portfolios                 Portfolio of Investments--September 30, 2009

STRATEGIC SMALL CAP VALUE PORTFOLIO

  SHARES      SECURITY NAME                                                                         VALUE
-----------   ------------------------------------------------------------------------------    ------------
BUSINESS SERVICES (continued)
    108,500   CONVERGYS CORPORATION+                                                            $  1,078,490
     47,900   FAIR ISAAC CORPORATION                                                               1,029,371
     53,350   GERBER SCIENTIFIC INCORPORATED+                                                        319,033
     31,400   GSE SYSTEMS INCORPORATED+                                                              195,308
     52,900   HACKETT GROUP INCORPORATED+                                                            153,410
     55,223   HEALTHCARE SERVICES GROUP                                                            1,013,894
    236,520   HILL INTERNATIONAL INCORPORATED+                                                     1,679,292
     56,500   I2 TECHNOLOGIES INCORPORATED+                                                          906,260
     37,300   INFOGROUP INCORPORATED                                                                 261,473
     68,200   JDA SOFTWARE GROUP INCORPORATED+                                                     1,496,308
     38,100   LAWSON SOFTWARE INCORPORATED+                                                          237,744
    145,000   LIONBRIDGE TECHNOLOGIES INCORPORATED+                                                  377,000
     24,800   MENTOR GRAPHICS CORPORATION+                                                           230,888
     92,000   MONSTER WORLDWIDE INCORPORATED+                                                      1,608,160
     43,100   NOVELL INCORPORATED+                                                                   194,381
     49,491   PLATO LEARNING INCORPORATED+                                                           213,801
     17,200   PROS HOLDINGS INCORPORATED+                                                            144,824
    105,230   REALNETWORKS INCORPORATED+                                                             391,456
     14,400   ROLLINS INCORPORATED                                                                   271,440
     78,200   SUPPORT.COM INCORPORATED+                                                              187,680
     11,833   SYBASE INCORPORATED+                                                                   460,304
     18,000   SYKES ENTERPRISES INCORPORATED+                                                        374,760
    132,605   TIER TECHNOLOGIES INCORPORATED CLASS B+                                              1,124,490
     54,000   WEB.COM GROUP INCORPORATED+                                                            382,860

                                                                                                  20,933,984
                                                                                                ------------

CHEMICALS & ALLIED PRODUCTS: 1.69%
      4,100   CHATTEM INCORPORATED+                                                                  272,281
     40,700   ELIZABETH ARDEN INCORPORATED+                                                          479,039
     59,400   ICO INCORPORATED+                                                                      277,398
      3,570   INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                        135,410
     29,900   LANDEC CORPORATION+                                                                    191,360
     85,855   OLIN CORPORATION                                                                     1,497,311
     96,655   ORASURE TECHNOLOGIES INCORPORATED+                                                     280,300
     20,000   ROCKWOOD HOLDINGS INCORPORATED+                                                        411,400
      9,100   RPM INTERNATIONAL INCORPORATED                                                         168,259

                                                                                                   3,712,758
                                                                                                ------------

COMMUNICATIONS: 1.42%
    140,330   CHINA GRENTECH CORPORATION LIMITED ADR+                                                666,568
    144,930   CINCINNATI BELL INCORPORATED+                                                          507,255
     75,000   CLEAR CHANNEL OUTDOOR HOLDINGS INCORPORATED+                                           525,000
     11,700   KRATOS DEFENSE & SECURITY SOLUTIONS INCORPORATED+                                      102,375
     92,880   OUTDOOR CHANNEL HOLDINGS INCORPORATED+                                                 607,435
     36,000   PREMIERE GLOBAL SERVICES INCORPORATED+                                                 299,160
    349,015   SANDVINE CORPORATION+                                                                  417,596

                                                                                                   3,125,389
                                                                                                ------------

CONSTRUCTION SPECIAL TRADE CONTRACTORS: 0.65%
    131,059   CHAMPION ENTERPRISES INCORPORATED+                                                      60,287
     26,500   CHICAGO BRIDGE & IRON COMPANY NV                                                       495,020
     16,800   COMFORT SYSTEMS USA INCORPORATED                                                       194,712
     35,100   INSITUFORM TECHNOLOGIES INCORPORATED CLASS A+                                          671,814

                                                                                                   1,421,833
                                                                                                ------------

Portfolio of Investments--September 30, 2009                 Wells Fargo Advantage Master Portfolios  193

STRATEGIC SMALL CAP VALUE PORTFOLIO

  SHARES      SECURITY NAME                                                                         VALUE
-----------   ------------------------------------------------------------------------------    ------------
DEPOSITORY INSTITUTIONS: 6.87%
     25,500   1ST UNITED BANCORP INCORPORATED+                                                  $    146,625
     65,421   ASSOCIATED BANC-CORP                                                                   747,108
     22,100   ASTORIA FINANCIAL CORPORATION                                                          243,984
     23,000   BANCORP INCORPORATED+                                                                  131,560
      7,900   BANK OF THE OZARKS INCORPORATED                                                        209,587
     37,900   BANNER CORPORATION                                                                     103,467
     31,800   BOSTON PRIVATE FINANCIAL HOLDINGS INCORPORATED                                         207,018
     45,400   BROOKLINE BANCORP INCORPORATED                                                         441,288
      8,605   CITY NATIONAL CORPORATION                                                              334,993
     14,500   COLUMBIA BANKING SYSTEM INCORPORATED                                                   239,975
     22,700   COMMERCE BANCSHARES INCORPORATED                                                       845,348
      6,500   COMMONWEALTH BANKSHARES INCORPORATION                                                   33,930
     12,800   COMMUNITY TRUST BANCORP                                                                334,976
      4,600   CULLEN FROST BANKERS INCORPORATED                                                      237,544
      3,200   EAGLE BANCORP INCORPORATED+                                                             30,656
     10,200   EAST WEST BANCORP INCORPORATED                                                          84,660
     36,500   FIRST BUSEY CORPORATION                                                                171,550
      4,200   FIRST FINANCIAL CORPORATION                                                            128,688
     20,059   FIRST HORIZON NATIONAL CORPORATION+                                                    265,380
     11,100   FIRST NIAGARA FINANCIAL GROUP INCORPORATED                                             136,863
     58,458   FIRST SECURITY GROUP INCORPORATED                                                      225,063
     19,785   FIRSTMERIT CORPORATION                                                                 376,515
     37,700   GLACIER BANCORP INCORPORATED                                                           563,238
      8,000   GREAT SOUTHERN BANCORP INCORPORATION                                                   189,680
     77,300   HUDSON CITY BANCORP INCORPORATED                                                     1,016,495
      4,930   IBERIABANK CORPORATION                                                                 224,611
      8,600   NBT BANCORP INCORPORATED                                                               193,844
     90,300   NEW YORK COMMUNITY BANCORP INCORPORATED                                              1,031,226
     19,400   NEWALLIANCE BANCSHARES INCORPORATED                                                    207,580
     19,600   NEWBRIDGE BANCORPORATION+                                                               53,704
      6,500   NORTHRIM BANCORP INCORPORATED                                                           99,125
      6,800   PACIFIC CONTINENTAL CORPORATION                                                         71,604
     22,400   PACWEST BANCORP                                                                        426,720
     14,200   SOUTHWEST BANCORP INCORPORATED (OKLAHOMA)                                              199,368
     14,300   STELLARONE CORPORATION                                                                 210,925
     49,000   STERLING BANCSHARES INCORPORATED (TEXAS)                                               358,190
     11,000   TCF FINANCIAL CORPORATION                                                              143,440
      8,800   TEXAS CAPITAL BANCSHARES INCORPORATED+                                                 148,192
     26,200   UMB FINANCIAL CORPORATION                                                            1,059,528
     71,000   UMPQUA HOLDINGS CORPORATION                                                            752,600
     23,149   UNITED COMMUNITY BANKS INCORPORATED+                                                   115,745
      7,950   UNIVEST CORPORATION OF PENNSYLVANIA                                                    172,277
     86,150   WASHINGTON FEDERAL INCORPORATED                                                      1,452,489
     20,800   WEST COAST BANCORP (OREGON)                                                             51,584
      9,900   WESTAMERICA BANCORPORATION                                                             514,800
     12,400   WHITNEY HOLDING CORPORATION                                                            118,296

                                                                                                  15,052,039
                                                                                                ------------

EATING & DRINKING PLACES: 1.13%
     58,500   CEC ENTERTAINMENT INCORPORATED+                                                      1,512,810
     37,900   MORTON'S RESTAURANT GROUP INCORPORATED+                                                161,454
     29,100   O'CHARLEYS INCORPORATED+                                                               272,667
     40,698   RUBY TUESDAY INCORPORATED+                                                             342,677
     40,800   WENDY'S ARBY'S GROUP INCORPORATED                                                      192,984

                                                                                                   2,482,592
                                                                                                ------------

194  Wells Fargo Advantage Master Portfolios                 Portfolio of Investments--September 30, 2009

STRATEGIC SMALL CAP VALUE PORTFOLIO

   SHARES     SECURITY NAME                                                                         VALUE
-----------   ------------------------------------------------------------------------------    ------------
EDUCATIONAL SERVICES: 0.09%
     17,100   LEARNING TREE INTERNATIONAL INCORPORATED+                                          $   194,769
                                                                                                ------------
ELECTRIC, GAS & SANITARY SERVICES: 3.41%
     11,500   ALLETE INCORPORATED                                                                    386,055
     73,800   AQUA AMERICA INCORPORATED                                                            1,301,832
     12,400   BLACK HILLS CORPORATION                                                                312,108
     39,000   CLEAN HARBORS INCORPORATED+                                                          2,194,140
     17,025   EL PASO CORPORATION                                                                    175,698
     32,605   NEWALTA INCORPORATED                                                                   232,969
      8,800   NICOR INCORPORATED                                                                     321,992
     59,809   NISOURCE INCORPORATED                                                                  830,747
     21,300   PORTLAND GENERAL ELECTRIC COMPANY                                                      420,036
     39,000   REPUBLIC SERVICES INCORPORATED                                                       1,036,230
      3,600   UNISOURCE ENERGY CORPORATION                                                           110,700
      4,400   WGL HOLDINGS INCORPORATED                                                              145,816

                                                                                                   7,468,323
                                                                                                ------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 6.14%
     67,900   ADAPTEC INCORPORATED+                                                                  226,786
     25,300   ADC TELECOMMUNICATIONS INCORPORATED+                                                   211,002
     19,800   ARRIS GROUP INCORPORATED+                                                              257,598
    154,183   ATMI INCORPORATED+                                                                   2,798,421
     25,800   CTS CORPORATION                                                                        239,940
      9,000   DIODES INCORPORATED+                                                                   162,810
     37,200   FAIRCHILD SEMICONDUCTOR INTERNATIONAL INCORPORATED+                                    380,556
     18,165   GRAFTECH INTERNATIONAL LIMITED+                                                        267,026
     16,500   HARRIS STRATEX NETWORKS INCORPORATED CLASS A+                                          115,500
     18,400   HELEN OF TROY LIMITED+                                                                 357,512
     19,800   HOUSTON WIRE & CABLE COMPANY                                                           218,790
     29,600   IMATION CORPORATION                                                                    274,392
     20,440   INTEGRATED ELECTRICAL SERVICES INCORPORATED+                                           164,542
     11,600   INTERNATIONAL RECTIFIER CORPORATION+                                                   226,084
    135,300   JABIL CIRCUIT INCORPORATED                                                           1,814,373
     80,000   MAXIM INTEGRATED PRODUCTS INCORPORATED                                               1,451,200
     69,000   MOLEX INCORPORATED CLASS A                                                           1,296,510
    615,970   MRV COMMUNICATIONS INCORPORATED+                                                       566,692
     27,920   OSI SYSTEMS INCORPORATED+                                                              510,657
    189,580   POWER-ONE INCORPORATED+                                                                369,681
     50,875   RICHARDSON ELECTRONICS LIMITED                                                         259,463
     18,800   SPECTRUM BRANDS INCORPORATED+                                                          432,400
     32,200   TELLABS INCORPORATED+                                                                  222,824
    112,125   TRIDENT MICROSYSTEMS INCORPORATED+                                                     290,404
     16,400   UNIVERSAL ELECTRONICS INCORPORATED+                                                    334,888

                                                                                                  13,450,051
                                                                                                ------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 1.34%
     85,918   CRA INTERNATIONAL INCORPORATED+                                                      2,344,702
     18,270   INFINITY PHARMACEUTICALS INCORPORATED+                                                 113,822
     72,040   SYMYX TECHNOLOGIES INCORPORATED+                                                       476,905

                                                                                                   2,935,429
                                                                                                ------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 1.02%
      9,300   CROWN HOLDINGS INCORPORATED+                                                           252,960
     34,100   ILLINOIS TOOL WORKS INCORPORATED                                                     1,456,411
     36,700   QUANEX BUILDING PRODUCTS CORPORATION                                                   527,012

                                                                                                   2,236,383
                                                                                                ------------

Portfolio of Investments--September 30, 2009                 Wells Fargo Advantage Master Portfolios  195

STRATEGIC SMALL CAP VALUE PORTFOLIO

  SHARES      SECURITY NAME                                                                         VALUE
-----------   ------------------------------------------------------------------------------    ------------
FINANCIAL SERVICES: 0.17%
     17,665   KBW REGIONAL BANKING ETF                                                          $    376,618
                                                                                                ------------

FOOD & KINDRED PRODUCTS: 0.47%
      7,700   AMERICAN ITALIAN PASTA COMPANY CLASS A+                                                209,286
     11,927   CORN PRODUCTS INTERNATIONAL INCORPORATED                                               340,158
     40,890   DEL MONTE FOODS COMPANY                                                                473,506

                                                                                                   1,022,950
                                                                                                ------------

FOOD STORES: 0.70%
      9,900   INGLES MARKETS INCORPORATED CLASS A                                                    156,717
    104,900   WINN-DIXIE STORES INCORPORATED+                                                      1,376,288

                                                                                                   1,533,005
                                                                                                ------------

FOOTWEAR: 0.08%
      2,100   DECKERS OUTDOOR CORPORATION+                                                           178,185
                                                                                                ------------

FURNITURE & FIXTURES: 0.34%
     43,200   FURNITURE BRANDS INTERNATIONAL INCORPORATED                                            238,896
     15,300   HNI CORPORATION                                                                        361,080
     21,200   LSI INDUSTRIES INCORPORATED                                                            140,980

                                                                                                     740,956
                                                                                                ------------

HEALTHCARE: 0.03%
     23,052   SERACARE LIFE SCIENCES INCORPORATED+                                                    57,630
                                                                                                ------------

HEALTH SERVICES: 2.91%
     74,400   ALLIED HEALTHCARE INTERNATIONAL INCORPORATED+                                          208,320
     18,500   AMERICAN DENTAL PARTNERS INCORPORATED+                                                 259,000
     82,700   BIOSCRIP INCORPORATED+                                                                 559,052
     31,100   CARDIAC SCIENCE CORPORATION+                                                           124,400
     44,380   CROSS COUNTRY HEALTHCARE INCORPORATED+                                                 413,178
     17,700   EMERITUS CORPORATION+                                                                  388,515
     40,210   ENSIGN GROUP INCORPORATED                                                              564,146
     62,000   FIVE STAR QUALITY CARE INCORPORATED+                                                   226,920
     24,355   GENTIVA HEALTH SERVICES INCORPORATED+                                                  609,119
     11,340   HEALTHSOUTH REHABILITATION CORPORATION+                                                177,358
  1,058,200   HOOPER HOLMES INCORPORATED+                                                          1,026,454
     20,700   LHC GROUP INCORPORATED+                                                                619,551
     27,505   MDS INCORPORATED+                                                                      225,266
     22,100   NAUTILUS GROUP INCORPORATED+                                                            37,570
    116,423   NOVAMED INCORPORATED+                                                                  527,396
     18,900   REHABCARE GROUP INCORPORATED+                                                          409,941

                                                                                                   6,376,186
                                                                                                ------------

HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS: 0.38%
      4,020   MYR GROUP INCORPORATED                                                                  84,782
     41,455   STERLING CONSTRUCTION COMPANY INCORPORATED+                                            742,459

                                                                                                     827,241
                                                                                                ------------

HOLDING & OTHER INVESTMENT OFFICES: 5.99%
     17,000   AGREE REALTY CORPORATION                                                               389,810
     69,920   ANNALY CAPITAL MANAGEMENT INCORPORATED                                               1,268,349
    254,400   ANWORTH MORTGAGE ASSET CORPORATION                                                   2,004,672
     70,935   CAPSTEAD MORTGAGE CORPORATION                                                          986,706
     31,600   CARE INVESTMENT TRUST INCORPORATED                                                     242,372
      3,500   COLONIAL PROPERTIES TRUST                                                               34,055
    122,900   EXTERRAN HOLDINGS INCORPORATED+                                                      2,917,646

196  Wells Fargo Advantage Master Portfolios                 Portfolio of Investments--September 30, 2009

STRATEGIC SMALL CAP VALUE PORTFOLIO

   SHARES     SECURITY NAME                                                                         VALUE
-----------   ------------------------------------------------------------------------------    ------------
HOLDING & OTHER INVESTMENT OFFICES (continued)
     10,200   FRANKLIN STREET PROPERTIES CORPORATION                                            $    133,620
     10,285   GLOBAL CONSUMER ACQUISITION CORPORATION+                                               100,176
     69,295   HILLTOP HOLDINGS INCORPORATED+                                                         849,557
     20,000   LASALLE HOTEL PROPERTIES                                                               393,200
     61,850   MEDICAL PROPERTIES TRUST INCORPORATED                                                  483,049
    161,485   MFA MORTGAGE INVESTMENTS INCORPORATED                                                1,285,421
    202,765   ORIGEN FINANCIAL INCORPORATED+                                                         324,424
     90,061   PRIMORIS SERVICES CORPORATION                                                          649,340
     11,480   REDWOOD TRUST INCORPORATED                                                             177,940
      7,165   SILVER STANDARD RESOURCES INCORPORATED+                                                153,044
     32,500   U-STORE-IT TRUST                                                                       203,125
     65,540   UMH PROPERTIES INCORPORATED                                                            534,151

                                                                                                  13,130,657
                                                                                                ------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.12%
     91,625   EMPIRE RESORTS INCORPORATED+                                                           275,791
                                                                                                ------------

HOUSEHOLD PRODUCTS, WARES: 0.31%
     97,200   PRESTIGE BRANDS HOLDINGS INCORPORATED+                                                 684,288
                                                                                                ------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 5.42%
     41,255   ACTUANT CORPORATION CLASS A                                                            662,555
     29,200   BLOUNT INTERNATIONAL INCORPORATED+                                                     276,524
     58,375   BROCADE COMMUNICATIONS SYSTEMS INCORPORATED+                                           458,828
     23,600   COLUMBUS MCKINNON CORPORATION+                                                         357,540
     53,240   CRAY INCORPORATED+                                                                     443,489
      6,800   DIEBOLD INCORPORATED                                                                   223,924
     34,200   FLANDER CORPORATION+                                                                   176,472
      8,400   GARDNER DENVER INCORPORATED+                                                           292,992
    238,120   INTERMEC INCORPORATED+                                                               3,357,492
     26,200   INTEVAC INCORPORATED+                                                                  352,128
     35,800   KENNAMETAL INCORPORATED                                                                881,038
     47,000   LEXMARK INTERNATIONAL INCORPORATED+                                                  1,012,380
     40,850   MODINE MANUFACTURING COMPANY+                                                          378,680
     26,100   NN INCORPORATED+                                                                       121,104
    338,765   QUANTUM CORPORATION+                                                                   426,844
     37,200   ROBBINS & MYERS INCORPORATED                                                           873,456
     55,300   SPARTECH CORPORATION                                                                   595,581
      9,500   TENNANT COMPANY                                                                        276,070
     10,100   TIMKEN COMPANY                                                                         236,643
    101,265   VOYAGER LEARNING COMPANY+                                                              481,009

                                                                                                  11,884,749
                                                                                                ------------

INSURANCE CARRIERS: 3.82%
     48,900   AMERICAN EQUITY INVESTMENT LIFE HOLDING COMPANY                                        343,278
     13,700   AMERICAN SAFETY INSURANCE GROUP LIMITED+                                               216,460
     22,950   AMERISAFE INCORPORATED+                                                                395,888
     26,481   ARGO GROUP INTERNATIONAL HOLDINGS LIMITED+                                             891,880
     56,800   BROWN & BROWN INCORPORATED                                                           1,088,288
     61,800   CRM HOLDINGS LIMITED+                                                                   61,182
     28,000   DELPHI FINANCIAL GROUP INCORPORATED CLASS A                                            633,640
     27,700   DONEGAL GROUP INCORPORATED CLASS A                                                     427,688
      4,400   EMC INSURANCE GROUP INCORPORATED                                                        92,972
     23,900   HALLMARK FINANCIAL SERVICES INCORPORATED+                                              192,395
     20,100   KINGSWAY FINANCIAL SERVICES INCORPORATED                                                85,827
    110,182   MEADOWBROOK INSURANCE GROUP INCORPORATED                                               815,346
     12,780   MERCURY GENERAL CORPORATION                                                            462,380

Portfolio of Investments--September 30, 2009                 Wells Fargo Advantage Master Portfolios  197

STRATEGIC SMALL CAP VALUE PORTFOLIO

   SHARES     SECURITY NAME                                                                         VALUE
-----------   ------------------------------------------------------------------------------    ------------
INSURANCE CARRIERS (continued)
     14,100   NYMAGIC INCORPORATED                                                              $    243,366
     23,200   ONEBEACON INSURANCE GROUP LIMITED                                                      318,768
     40,700   PMA CAPITAL CORPORATION CLASS A+                                                       231,583
     58,100   SEABRIGHT INSURANCE HOLDINGS+                                                          663,502
     12,000   STANCORP FINANCIAL GROUP INCORPORATED                                                  484,440
      7,500   STATE AUTO FINANCIAL CORPORATION                                                       134,475
     11,000   THE HANOVER INSURANCE GROUP INCORPORATED                                               454,630
      4,300   ZENITH NATIONAL INSURANCE CORPORATION                                                  132,870

                                                                                                   8,370,858
                                                                                                ------------

JUSTICE, PUBLIC ORDER & SAFETY: 0.61%
     66,209   GEO GROUP INCORPORATED+                                                              1,335,436
                                                                                                ------------

LEATHER & LEATHER PRODUCTS: 0.18%
    131,494   BAKERS FOOTWEAR GROUP INCORPORATED+                                                     92,046
     10,700   SHOE CARNIVAL INCORPORATED+                                                            164,994
      5,600   WEYCO GROUP INCORPORATED                                                               128,240

                                                                                                     385,280
                                                                                                ------------

LEGAL SERVICES: 0.37%
     19,600   RAYONIER INCORPORATED                                                                  801,836
                                                                                                ------------

LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE: 0.42%
     28,610   NOBILITY HOMES INCORPORATED                                                            259,779
     29,261   SKYLINE CORPORATION                                                                    660,128

                                                                                                     919,907
                                                                                                ------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 5.47%
    156,564   ALLIED HEALTHCARE PRODUCTS INCORPORATED+                                               735,851
     60,600   CANTEL INDUSTRIES+                                                                     912,636
     22,096   COHERENT INCORPORATED+                                                                 515,279
     17,000   HANGER ORTHOPEDIC GROUP INCORPORATED+                                                  235,790
     68,200   HEALTHTRONICS INCORPORATED+                                                            167,772
    102,653   HERLEY INDUSTRIES INCORPORATED+                                                      1,339,622
     20,300   HOME DIAGNOSTICS INCORPORATION+                                                        137,228
      3,500   ICU MEDICAL INCORPORATED+                                                              129,010
    142,000   ION GEOPHYSICAL CORPORATION+                                                           499,840
    199,069   LTX-CREDENCE CORPORATION+                                                              328,464
     20,500   MEDICAL ACTION INDUSTRIES INCORPORATED+                                                247,435
     11,100   MILLIPORE CORPORATION+                                                                 780,663
     93,800   NEWPORT CORPORATION+                                                                   821,688
      8,200   PALOMAR MEDICAL TECHNOLOGIES INCORPORATED+                                             132,922
    117,500   PERKINELMER INCORPORATED                                                             2,260,700
     39,200   WATERS CORPORATION+                                                                  2,189,712
     25,300   ZOLL MEDICAL CORPORATION+                                                              544,456

                                                                                                  11,979,068
                                                                                                ------------

METAL MINING: 2.08%
     21,435   ELDORADO GOLD CORPORATION+                                                             244,359
     14,105   GOLDCORP INCORPORATED                                                                  569,419
    367,200   GREAT BASIN GOLD LIMITED+                                                              561,816
    235,570   PETAQUILLA MINERALS LIMITED+                                                            87,868
     41,350   RANDGOLD RESOURCES LIMITED ADR                                                       2,889,538
     18,731   YAMANA GOLD INCORPORATED                                                               200,613

                                                                                                   4,553,613
                                                                                                ------------

198  Wells Fargo Advantage Master Portfolios                 Portfolio of Investments--September 30, 2009

STRATEGIC SMALL CAP VALUE PORTFOLIO

  SHARES      SECURITY NAME                                                                         VALUE
-----------   ------------------------------------------------------------------------------    ------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 1.76%
    118,860   ACCO BRANDS CORPORATION+                                                          $    858,169
     25,600   ARMSTRONG WORLD INDUSTRIES INCORPORATED+                                               882,176
     10,995   BLYTH INCORPORATED                                                                     425,836
     22,700   KID BRANDS INCORPORATED+                                                               140,740
    251,614   LEAPFROG ENTERPRISES INCORPORATED+                                                   1,034,134
     21,200   LYDALL INCORPORATED+                                                                   111,512
     15,100   RC2 CORPORATION+                                                                       215,175
      9,300   STANDEX INTERNATIONAL CORPORATION                                                      184,419

                                                                                                   3,852,161
                                                                                                ------------

MISCELLANEOUS RETAIL: 0.40%
     24,700   AC MOORE ARTS & CRAFTS INCORPORATED+                                                    88,920
     87,400   OFFICE DEPOT INCORPORATED+                                                             578,588
     30,100   PC MALL INCORPORATED+                                                                  206,486

                                                                                                     873,994
                                                                                                ------------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 0.03%
     13,520   YRC WORLDWIDE INCORPORATED+                                                             60,164
                                                                                                ------------

NON-DEPOSITORY CREDIT INSTITUTIONS: 1.55%
    451,071   CAPITALSOURCE INCORPORATED                                                           1,957,648
     85,258   MCG CAPITAL CORPORATION+                                                               357,231
     69,200   PEOPLE'S UNITED FINANCIAL INCORPORATED                                               1,076,752

                                                                                                   3,391,631
                                                                                                ------------

OIL & GAS EXTRACTION: 5.45%
      8,800   ATWOOD OCEANICS INCORPORATED+                                                          310,376
      7,400   BJ SERVICES COMPANY                                                                    143,782
     55,000   BRIGHAM EXPLORATION COMPANY+                                                           499,400
      5,600   COMSTOCK RESOURCES INCORPORATED+                                                       224,448
      6,100   DEVON ENERGY CORPORATION                                                               410,713
     15,575   FOREST OIL CORPORATION+                                                                304,803
    135,265   GLOBAL INDUSTRIES LIMITED+                                                           1,285,018
     40,995   HELIX ENERGY SOLUTIONS GROUP INCORPORATED+                                             614,105
     11,145   HELMERICH & PAYNE INCORPORATED                                                         440,562
     29,065   HERCULES OFFSHORE INCORPORATED+                                                        142,709
     70,110   KEY ENERGY SERVICES INCORPORATED+                                                      609,957
    102,295   MCMORAN EXPLORATION COMPANY+                                                           772,327
    306,555   NEWPARK RESOURCES INCORPORATED+                                                        984,042
     10,605   OCEANEERING INTERNATIONAL INCORPORATED+                                                601,834
      6,465   PRIDE INTERNATIONAL INCORPORATED+                                                      196,795
     26,375   RANGE RESOURCES CORPORATION                                                          1,301,870
     21,885   SANDRIDGE ENERGY INCORPORATED+                                                         283,630
        451   SEAHAWK DRILLING INCORPORATED+                                                          14,022
     75,400   STONE ENERGY CORPORATION+                                                            1,229,774
     12,800   SUPERIOR ENERGY SERVICES INCORPORATED+                                                 288,256
     51,410   TRILOGY ENERGY TRUST                                                                   367,815
      5,100   UNIT CORPORATION+                                                                      210,375
     25,900   WARREN RESOURCES INCORPORATED+                                                          76,664
     41,305   WILLBROS GROUP INCORPORATED+                                                           629,075

                                                                                                  11,942,352
                                                                                                ------------

PAPER & ALLIED PRODUCTS: 0.22%
      8,300   SONOCO PRODUCTS COMPANY                                                                228,582
     14,700   STANDARD REGISTER COMPANY                                                               86,436
     17,655   WAUSAU PAPER CORPORATION                                                               176,550

                                                                                                     491,568
                                                                                                ------------

Portfolio of Investments--September 30, 2009                 Wells Fargo Advantage Master Portfolios  199

STRATEGIC SMALL CAP VALUE PORTFOLIO

   SHARES     SECURITY NAME                                                                         VALUE
-----------   ------------------------------------------------------------------------------    ------------
PERSONAL SERVICES: 0.45%
      7,900   COINSTAR INCORPORATED+                                                            $    260,542
     37,500   REGIS CORPORATION                                                                      581,250
     21,400   SERVICE CORPORATION INTERNATIONAL US                                                   150,014

                                                                                                     991,806
                                                                                                ------------

PETROLEUM REFINING & RELATED INDUSTRIES: 1.47%
     20,000   DELEK US HOLDINGS INCORPORATED                                                         171,400
     53,250   INTEROIL CORPORATION+                                                                2,091,660
     34,000   WD-40 COMPANY                                                                          965,600

                                                                                                   3,228,660
                                                                                                ------------

PHARMACEUTICALS: 0.18%
     21,000   PHARMERICA CORPORATION+                                                                389,970
                                                                                                ------------

PIPELINES: 0.13%
      6,200   ENBRIDGE ENERGY PARTNERS LP                                                            279,372
                                                                                                ------------

PRIMARY METAL INDUSTRIES: 0.08%
      7,200   BELDEN CDT INCORPORATED                                                                166,320
                                                                                                ------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES: 0.44%
     15,600   AMERICAN GREETINGS CORPORATION CLASS A                                                 347,880
     13,300   ENNIS INCORPORATED                                                                     214,529
     17,270   JOURNAL COMMUNICATIONS INCORPORATED CLASS A                                             63,554
     33,680   MCCLATCHY COMPANY CLASS A                                                               86,221
      5,900   MULTI-COLOR CORPORATION                                                                 91,037
     72,000   PRESSTEK INCORPORATED+                                                                 151,920

                                                                                                     955,141
                                                                                                ------------

PROPERTY - CASUALTY INSURANCE: 0.08%
      7,400   AMERICAN PHYSICIANS SERVICE GROUP INCORPORATED                                         170,496
                                                                                                ------------

REAL ESTATE: 1.43%
    476,310   CHIMERA INVESTMENT CORPORATION                                                       1,819,504
     32,504   FORESTAR REAL ESTATE GROUP INCORPORATED+                                               558,419
     22,090   HATTERAS FINANCIAL CORPORATION                                                         662,258
     34,400   THOMAS PROPERTIES GROUP INCORPORATED                                                    99,416

                                                                                                   3,139,597
                                                                                                ------------

REAL ESTATE INVESTMENT TRUST (REIT): 0.24%
     33,700   CEDAR SHOPPING CENTERS INCORPORATED+                                                   217,365
     60,621   LEXINGTON CORPORATE PROPERTIES TRUST                                                   309,168

                                                                                                     526,533
                                                                                                ------------

RESTAURANTS: 0.12%
     36,100   MCCORMICK & SCHMICK'S SEAFOOD INCORPORATED+                                            268,584
                                                                                                ------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.77%
    197,198   INTERTAPE POLYMER GROUP INCORPORATED+                                                  522,575
     12,921   JARDEN CORPORATION                                                                     362,692
     40,900   SEALED AIR CORPORATION                                                                 802,867

                                                                                                   1,688,134
                                                                                                ------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 0.35%
     28,504   ALLIANCE BERNSTEIN HOLDING LP                                                          777,589
                                                                                                ------------

200  Wells Fargo Advantage Master Portfolios                 Portfolio of Investments--September 30, 2009

STRATEGIC SMALL CAP VALUE PORTFOLIO

   SHARES     SECURITY NAME                                                                         VALUE
-----------   ------------------------------------------------------------------------------    ------------
SOFTWARE: 0.97%
    107,900   ELECTRONIC ARTS INCORPORATED+                                                     $  2,055,495
      4,700   EPIQ SYSTEMS INCORPORATED+                                                              68,150

                                                                                                   2,123,645
                                                                                                ------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS: 0.53%
     81,615   GENTEX CORPORATION                                                                   1,154,852
                                                                                                ------------

TEXTILE MILL PRODUCTS: 0.13%
     14,782   ALBANY INTERNATIONAL CORPORATION CLASS A                                               286,771
                                                                                                ------------

TRANSPORTATION BY AIR: 0.71%
     96,895   AIRTRAN HOLDINGS INCORPORATED+                                                         605,594
      9,950   ALASKA AIR GROUP INCORPORATED+                                                         266,561
     46,620   JETBLUE AIRWAYS CORPORATION+                                                           278,788
      5,906   PHI INCORPORATED+                                                                      123,554
     14,455   PHI INCORPORATED (NON-VOTING)+                                                         293,147

                                                                                                   1,567,644
                                                                                                ------------

TRANSPORTATION EQUIPMENT: 0.58%
     23,100   ATC TECHNOLOGY CORPORATION+                                                            456,456
     36,598   EXIDE TECHNOLOGIES+                                                                    291,686
     49,000   SPARTAN MOTORS INCORPORATED                                                            251,860
      7,400   WABTEC CORPORATION                                                                     277,722

                                                                                                   1,277,724
                                                                                                ------------

TRANSPORTATION SERVICES: 0.63%
     14,100   DYNAMEX INCORPORATED+                                                                  230,253
      8,400   GATX CORPORATION                                                                       234,780
     63,400   UTI WORLDWIDE INCORPORATED                                                             918,032

                                                                                                   1,383,065
                                                                                                ------------

WHOLESALE TRADE NON-DURABLE GOODS: 0.82%
     18,500   BARE ESCENTUALS INCORPORATED+                                                          219,965
    111,100   KENNETH COLE PRODUCTIONS INCORPORATED CLASS A+                                       1,114,333
     19,600   SCHOOL SPECIALTY INCORPORATED+                                                         464,912

                                                                                                   1,799,210
                                                                                                ------------

WHOLESALE TRADE-DURABLE GOODS: 1.18%
      7,200   BARNES GROUP INCORPORATED                                                              123,048
     11,000   INTERLINE BRANDS INCORPORATED+                                                         185,350
     50,800   KAMAN CORPORATION CLASS A                                                            1,116,584
     14,900   LKQ CORPORATION+                                                                       276,246
      7,000   OWENS & MINOR INCORPORATED                                                             316,750
     64,868   PATRICK INDUSTRIES INCORPORATED+                                                       228,335
     18,700   POMEROY IT SOLUTIONS INCORPORATED+                                                     120,615
     16,300   WILLIS LEASE FINANCE CORPORATION+                                                      222,814

                                                                                                   2,589,742
                                                                                                ------------

TOTAL COMMON STOCKS (COST $207,355,270)                                                          198,296,926
                                                                                                ------------

INVESTMENT COMPANIES: 2.54%
     46,500   ISHARES RUSSELL 2000 INDEX FUND                                                      2,800,695
     49,000   ISHARES RUSSELL 2000 VALUE INDEX FUND                                                2,769,970

TOTAL INVESTMENT COMPANIES (COST $5,478,418)                                                       5,570,665
                                                                                                ------------

Portfolio of Investments--September 30, 2009                 Wells Fargo Advantage Master Portfolios  201

STRATEGIC SMALL CAP VALUE PORTFOLIO

  SHARES      SECURITY NAME                                                       YIELD            VALUE
-----------   ---------------------------------------------------------------    -------        ------------
PREFERRED STOCKS: 0.16%
      4,625   ANWORTH MORTGAGE (REAL ESTATE INVESTMENT TRUST)                       0.40%(t)   $    109,381
      1,600   CARRIAGE SERVICES INCORPORATED (COMMERCIAL SERVICES)(a)               0.87(t)          42,400
      4,300   LASALLE HOTEL PROPERTIES (REAL ESTATE INVESTMENT TRUST)               0.50(t)          93,568
      4,978   SVB CAPITAL II (BANK)                                                 0.44(t)          94,930

TOTAL PREFERRED STOCKS (COST $275,129)                                                              340,279
                                                                                               ------------

                                                                                  YIELD
                                                                                 -------
SHORT-TERM INVESTMENTS: 4.49%
  9,836,256   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                          0.22%(s)      9,836,256
                                                                                               ------------

TOTAL SHORT-TERM INVESTMENTS (COST $ 9,836,256)                                                   9,836,256
                                                                                               ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $222,945,073)*                                 97.68%                                    $214,044,126

OTHER ASSETS AND LIABILITIES, NET                     2.32                                        5,085,332
                                                   -------                                     ------------

TOTAL NET ASSETS                                    100.00%                                    $219,129,458
                                                   -------                                     ------------

----------
+    Non-income earning securities.

(s)  Rate shown is the 1-day annualized yield at period end.

(t)  Rate shown is the annual yield at period end.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The fund does not pay an investment advisory fee for such investments.

+++  Short-term security of an affiliate of the Fund with a cost of $9,836,256.

* Cost for federal income tax purposes is $227,028,479 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation                 $ 31,805,151
Gross unrealized depreciation                  (44,789,504)
                                              ------------
Net unrealized depreciation                   $(12,984,353)

The accompanying notes are an integral part of these financial statements.

202 Wells Fargo Advantage Master Portfolios        Statements of Assets and Liabilities--September 30, 2009

                                                                        C&B Large     Disciplined
                                                                        Cap Value       Growth
                                                                        Portfolio      Portfolio
                                                                       ------------   ------------
ASSETS
    Investments
       In securities, at value (including securities on loan)          $628,330,765   $ 87,511,667
       Collateral received for securities loaned                         45,991,630      9,995,668
       In affiliates                                                     13,510,700      1,804,522
                                                                       ------------   ------------
    Total investments at value (see cost below)                         687,833,095     99,311,857
                                                                       ------------   ------------
    Foreign currency, at value                                                    0              0
    Receivable for investments sold                                       3,817,171              0
    Receivables for dividends and interest                                1,614,985        101,648
    Unrealized appreciation on forward foreign currency contracts                 0              0
                                                                       ------------   ------------
Total assets                                                            693,265,251     99,413,505
                                                                       ------------   ------------

LIABILITIES
    Payable for daily variation margin on futures contracts                       0              0
    Foreign taxes payable                                                         0              0
    Payable for investments purchased                                     8,952,628              0
    Unrealized depreciation on forward foreign currency contracts                 0              0
    Payable upon receipt of securities loaned                            48,117,436     10,441,634
    Payable to investment advisor and affiliates                            300,601         48,642
    Accrued expenses and other liabilities                                   23,346         27,298
                                                                       ------------   ------------
Total liabilities                                                        57,394,011     10,517,574
                                                                       ------------   ------------
TOTAL NET ASSETS                                                       $635,871,240   $ 88,895,931
                                                                       ============   ============

Investments at cost                                                    $743,996,572   $ 91,038,191
                                                                       ------------   ------------
Foreign currencies at cost                                             $          0   $          0
                                                                       ------------   ------------
Securities on loan, at value                                           $ 45,710,588   $ 10,132,360
                                                                       ------------   ------------

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities--September 30, 2009        Wells Fargo Advantage Master Portfolios 203

  Emerging           Equity           Equity                         International    International
   Growth            Income           Value             Index             Core           Growth
  Portfolio        Portfolio        Portfolio         Portfolio        Portfolio        Portfolio
--------------   --------------   --------------   --------------   --------------   --------------
$   86,671,034   $  262,079,175   $  505,946,627   $1,933,101,433   $   71,510,971   $  153,154,762
    33,923,415       10,609,707       58,595,627      124,750,023          906,655        6,403,090
     2,292,503        2,278,347        8,206,295       41,589,801          753,488        3,064,470
--------------   --------------   --------------   --------------   --------------   --------------
   122,886,952      274,967,229      572,748,549    2,099,441,257       73,171,114      162,622,322
--------------   --------------   --------------   --------------   --------------   --------------
             0                0                0                0              173               98
     2,395,251                0        9,706,851                0        2,362,754        1,010,470
         6,709          223,120          325,790        2,421,891          100,544          352,654
             0                0                0                0            5,799                0
--------------   --------------   --------------   --------------   --------------   --------------
   125,288,912      275,190,349      582,781,190    2,101,863,148       75,640,384      163,985,544
--------------   --------------   --------------   --------------   --------------   --------------

             0                0                0           29,325                0                0
             0                0                0                0           12,594           53,752
     1,456,419                0        8,840,552                0        1,652,268        1,732,006
             0                0                0                0          448,374                0
    35,117,114       11,721,343       60,542,916      135,109,900          906,655        6,414,610
        61,640          130,857          259,837          102,624           33,210          123,453
        28,266           35,777           22,181           36,924           45,298           34,386
--------------   --------------   --------------   --------------   --------------   --------------
    36,663,439       11,887,977       69,665,486      135,278,773        3,098,399        8,358,207
--------------   --------------   --------------   --------------   --------------   --------------
$   88,625,473   $  263,302,372   $  513,115,704   $1,966,584,375   $   72,541,985   $  155,627,337
==============   ==============   ==============   ==============   ==============   ==============

$  108,401,274   $  277,788,299   $  526,434,867   $2,188,729,603   $   61,815,230   $  142,883,820
--------------   --------------   --------------   --------------   --------------   --------------
$            0   $            0   $            0   $            0   $            0   $           98
--------------   --------------   --------------   --------------   --------------   --------------
$   34,696,880   $   10,714,489   $   60,030,999   $  124,528,356   $      754,673   $    6,134,520
--------------   --------------   --------------   --------------   --------------   --------------

204 Wells Fargo Advantage Master Portfolios        Statements of Assets and Liabilities--September 30, 2009

                                                                        International  International
                                                                            Index          Value
                                                                          Portfolio      Portfolio
                                                                        -------------  -------------
ASSETS
    Investments
       In securities, at value (including securities on loan)           $  71,188,601  $ 305,318,166
       Collateral received for securities loaned                              840,194      8,284,956
       In affiliates                                                          727,589      3,858,180
                                                                        -------------  -------------
    Total investments at value (see cost below)                            72,756,384    317,461,302
                                                                        -------------  -------------
    Foreign currency, at value                                                321,992      5,065,398
    Variation margin receivable on futures contracts                          245,129              0
    Receivable for investments sold                                                 0        429,710
    Receivables for dividends and interest                                    246,402      1,325,542
    Receivable from investment advisor and affiliates                           6,468              0
    Unrealized appreciation on forward foreign currency contracts               2,564              0
                                                                        -------------  -------------
Total assets                                                               73,578,939    324,281,952
                                                                        -------------  -------------

LIABILITIES
    Payable for daily variation margin on futures contracts                         0              0
    Payable for investments purchased                                               0        654,524
    Unrealized depreciation on forward foreign currency contracts               6,098              0
    Payable upon receipt of securities loaned                                 845,993      8,320,192
    Payable to investment advisor and affiliates                                    0        230,631
    Accrued expenses and other liabilities                                     50,405         34,441
                                                                        -------------  -------------
Total liabilities                                                             902,496      9,239,788
                                                                        -------------  -------------
TOTAL NET ASSETS                                                        $  72,676,443  $ 315,042,164
                                                                        =============  =============

Investments at cost                                                     $  70,426,232  $ 363,175,862
                                                                        -------------  -------------
Foreign currencies at cost                                              $     321,230  $   4,936,099
                                                                        -------------  -------------
Securities on loan, at value                                            $     779,810  $   7,846,188
                                                                        -------------  -------------

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities--September 30, 2009        Wells Fargo Advantage Master Portfolios 205

   Large Cap     Large Company       Small Cap      Small Company    Small Company      Strategic
 Appreciation        Growth            Index           Growth            Value          Small Cap
   Portfolio       Portfolio         Portfolio        Portfolio        Portfolio     Value Portfolio
--------------   --------------   --------------   --------------   --------------   ---------------
$   93,459,061   $  983,876,475   $  243,303,406   $  391,926,633   $  225,293,537   $   204,207,870
    10,061,104       77,051,268       54,344,747       48,190,776       42,705,437                 0
     2,319,166        7,822,958        2,910,724        3,924,570       17,992,408         9,836,256
--------------   --------------   --------------   --------------   --------------   ---------------
   105,839,331    1,068,750,701      300,558,877      444,041,979      285,991,382       214,044,126
--------------   --------------   --------------   --------------   --------------   ---------------
             0                0                0                0                0                 0
             0                0                0                0                0                 0
             0                0          230,030        3,376,980           48,373         5,789,099
        81,316          232,146          215,995           59,418          288,543           317,470
             0                0                0                0                0                 0
             0                0                0                0                0                 0
--------------   --------------   --------------   --------------   --------------   ---------------
   105,920,647    1,068,982,847      301,004,902      447,478,377      286,328,298       220,150,695
--------------   --------------   --------------   --------------   --------------   ---------------

             0                0           20,140                0                0                 0
       760,800                0          409,700        3,983,979        2,104,954           847,605
             0                0                0                0                0                 0
    10,459,872       83,619,946       57,415,794       51,436,784       44,809,919                 0
        45,346          469,155           35,443          239,630          155,196           147,786
        22,562           38,062           29,235           29,744           26,366            25,846
--------------   --------------   --------------   --------------   --------------   ---------------
    11,288,580       84,127,163       57,910,312       55,690,137       47,096,435         1,021,237
--------------   --------------   --------------   --------------   --------------   ---------------
$   94,632,067   $  984,855,684   $  243,094,590   $  391,788,240   $  239,231,863   $   219,129,458
==============   ==============   ==============   ==============   ==============   ===============

$   94,505,417   $1,004,889,825   $  337,649,204   $  382,580,666   $  237,582,842   $   222,945,073
--------------   --------------   --------------   --------------   --------------   ---------------
$            0   $            0   $            0   $            0   $            0   $             0
--------------   --------------   --------------   --------------   --------------   ---------------
$   10,034,240   $   78,579,237   $   54,662,157   $   48,095,393   $   42,408,914   $             0
--------------   --------------   --------------   --------------   --------------   ---------------

206 Wells Fargo Advantage Master Portfolios        Statements of Operations--For the Year Ended September 30, 2009

                                                                                          C&B Large     Disciplined
                                                                                          Cap Value       Growth
                                                                                          Portfolio      Portfolio
                                                                                        ------------    ------------
INVESTMENT INCOME
    Dividends(1) ....................................................................   $ 14,400,583    $    992,477
    Interest ........................................................................              0               0
    Income from affiliated securities ...............................................        129,865          20,529
    Securities lending income .......................................................         36,761          12,086
                                                                                        ------------    ------------
Total investment income .............................................................     14,567,209       1,025,092
                                                                                        ------------    ------------

EXPENSES
    Advisory fees ...................................................................      3,590,969         545,777
    Custody fees ....................................................................        103,097          15,594
    Professional fees ...............................................................         53,286          42,450
    Shareholder reports .............................................................          4,088             318
    Trustees' fees ..................................................................         10,578          10,578
    Other fees and expenses .........................................................         10,353           3,671
                                                                                        ------------    ------------
Total expenses ......................................................................      3,772,371         618,388
                                                                                        ------------    ------------

LESS
    Waived fees .....................................................................       (491,838)        (16,782)
    Expense reductions ..............................................................              0               0
    Net expenses ....................................................................      3,280,533         601,606
                                                                                        ------------    ------------
Net investment income (loss) ........................................................     11,286,676         423,486
                                                                                        ------------    ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

NET REALIZED GAIN (LOSS) FROM
    Unaffiliated securities, foreign currencies and foreign currency translation ....    (71,033,035)    (31,136,170)
    Collateral received for securities loaned .......................................       (171,132)        (26,706)
    Forward foreign currency contracts ..............................................              0               0
    Futures transactions ............................................................              0               0
                                                                                        ------------    ------------
Net realized loss from investments ..................................................    (71,204,167)    (31,162,876)
                                                                                        ------------    ------------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
    Unaffiliated securities, foreign currencies and foreign currency translation ....     25,600,915      10,008,749
    Collateral received for securities loaned .......................................       (300,723)       (124,970)
    Forward foreign currency contracts ..............................................              0               0
    Futures transactions ............................................................              0               0
                                                                                        ------------    ------------
Net change in unrealized appreciation (depreciation) of investments .................     25,300,192       9,883,779
                                                                                        ------------    ------------
Net realized and unrealized gain (loss) on investments ..............................    (45,903,975)    (21,279,097)
                                                                                        ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .....................   $(34,617,299)   $(20,855,611)
                                                                                        ============    ============

1 Net of foreign withholding taxes of ...............................................   $     83,520    $          0

The accompanying notes are an integral part of these financial statements.

Statements of Operations--For the Year Ended September 30, 2009        Wells Fargo Advantage Master Portfolios 207

  Emerging          Equity           Equity                         International    International
   Growth           Income            Value            Index            Core            Growth
  Portfolio        Portfolio        Portfolio        Portfolio        Portfolio        Portfolio
-------------    -------------    -------------    -------------    -------------    -------------
$     165,834    $   8,021,787    $  11,520,515    $  44,088,674    $   1,798,315    $   3,041,873
            0                0                0           15,947                0                0
       17,134           13,215           78,160          128,109           15,691           41,687
       96,807          229,975          104,085        1,258,310           41,903          115,787
-------------    -------------    -------------    -------------    -------------    -------------
      279,775        8,264,977       11,702,760       45,491,040        1,855,909        3,199,347
-------------    -------------    -------------    -------------    -------------    -------------

      619,330        1,712,419        3,171,153        1,507,054          603,773        1,079,532
       14,572           48,926           90,650          335,214           63,555          113,635
       38,650           51,825           37,814           46,156           86,677           77,290
          202            1,187            2,118            2,924              216            1,083
       10,578           10,578           10,578           10,578           10,578           10,578
        1,916            5,641            9,287           28,157           19,843           17,122
-------------    -------------    -------------    -------------    -------------    -------------
      685,248        1,830,576        3,321,600        1,930,083          784,642        1,299,240
-------------    -------------    -------------    -------------    -------------    -------------

      (21,870)        (151,553)        (183,703)        (256,887)         (53,385)         (43,318)
            0           (1,020)               0                0                0                0
      663,378        1,678,003        3,137,897        1,673,196          731,257        1,255,922
-------------    -------------    -------------    -------------    -------------    -------------
     (383,603)       6,586,974        8,564,863       43,817,844        1,124,652        1,943,425
-------------    -------------    -------------    -------------    -------------    -------------

  (23,441,760)      (8,221,289)    (171,390,152)         518,297      (36,886,368)     (41,563,740)
      (83,936)         (55,270)        (135,575)        (899,927)               0                0
            0                0                0                0         (290,791)               0
            0                0                0         (825,173)               0                0
-------------    -------------    -------------    -------------    -------------    -------------
  (23,525,696)      (8,276,559)    (171,525,727)      (1,206,803)     (37,177,159)     (41,563,740)
-------------    -------------    -------------    -------------    -------------    -------------

   17,189,983      (42,040,278)     110,385,397     (220,791,647)      27,344,690       49,986,007
     (289,313)        (114,588)        (374,168)      (1,721,328)          (3,913)         (11,520)
            0                0                0                0         (442,240)         (21,709)
            0                0                0          769,714                0                0
-------------    -------------    -------------    -------------    -------------    -------------
   16,900,670      (42,154,866)     110,011,229     (221,743,261)      26,898,537       49,952,778
-------------    -------------    -------------    -------------    -------------    -------------
   (6,625,026)     (50,431,425)     (61,514,498)    (222,950,064)     (10,278,622)       8,389,038
-------------    -------------    -------------    -------------    -------------    -------------
$  (7,008,629)   $ (43,844,451)   $ (52,949,635)   $(179,132,220)   $  (9,153,970)   $  10,332,463
=============    =============    =============    =============    =============    =============

$         690    $      12,098    $      26,641    $      12,647    $     221,668    $     310,172

208 Wells Fargo Advantage Master Portfolios        Statements of Operations--For the Year Ended September 30, 2009

                                                                                      International    International
                                                                                          Index            Value
                                                                                        Portfolio        Portfolio
                                                                                       -------------   -------------
INVESTMENT INCOME
    Dividends(1) ....................................................................  $   2,080,240   $   9,569,634
    Interest ........................................................................          2,465           1,391
    Income from affiliated securities ...............................................          3,948          89,150
    Securities lending income .......................................................         49,133         237,940
                                                                                       -------------   -------------
Total investment income .............................................................      2,135,786       9,898,115
                                                                                       -------------   -------------

EXPENSES
    Advisory fees ...................................................................        224,862       2,506,886
    Custody fees ....................................................................         64,246         263,883
    Professional fees ...............................................................         46,077          44,579
    Shareholder reports .............................................................            518           2,394
    Trustees' fees ..................................................................         10,578          10,578
    Other fees and expenses .........................................................          6,088           8,573
                                                                                       -------------   -------------
Total expenses ......................................................................        352,369       2,836,893
                                                                                       -------------   -------------

LESS
    Waived fees .....................................................................        (55,622)       (127,468)
    Expense reductions ..............................................................              0               0
    Net expenses ....................................................................        296,747       2,709,425
                                                                                       -------------   -------------
Net investment income (loss) ........................................................      1,839,039       7,188,690
                                                                                       -------------   -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

NET REALIZED GAIN (LOSS) FROM
    Unaffiliated securities, foreign currencies and foreign currency translation ....     (3,496,629)    (35,211,563)
    Collateral received for securities loaned .......................................              0               0
    Forward foreign currency contracts ..............................................          8,796               0
    Futures transactions ............................................................       (372,450)              0
                                                                                       -------------   -------------
Net realized loss from investments ..................................................     (3,860,283)    (35,211,563)
                                                                                       -------------   -------------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
    Unaffiliated securities, foreign currencies and foreign currency translation ....         85,359      48,041,215
    Collateral received for securities loaned .......................................         (5,799)        (35,236)
    Forward foreign currency contracts ..............................................         42,868             882
    Futures transactions ............................................................        150,758               0
                                                                                       -------------   -------------
Net change in unrealized appreciation (depreciation) of investments .................        273,186      48,006,861
                                                                                       -------------   -------------
Net realized and unrealized gain (loss) on investments ..............................     (3,587,097)     12,795,298
                                                                                       -------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .....................  $  (1,748,058)  $  19,983,988
                                                                                       =============   =============

1 Net of foreign withholding taxes of ...............................................  $     202,559   $   1,014,069

The accompanying notes are an integral part of these financial statements.

Statements of Operations--For the Year Ended September 30, 2009        Wells Fargo Advantage Master Portfolios 209

  Large Cap      Large Company      Small Cap      Small Company    Small Company       Strategic
Appreciation         Growth           Index           Growth            Value           Small Cap
  Portfolio        Portfolio        Portfolio        Portfolio        Portfolio      Value Portfolio
-------------    -------------    -------------    -------------    -------------    ---------------
$   1,486,847    $  13,704,994    $   3,076,870    $     765,952    $   4,872,411    $     3,668,285
            0                0            3,994                0                0                  0
       20,273           91,326           24,700           94,133           78,973             48,120
       12,656          590,591          317,552          272,001          396,468                  0
-------------    -------------    -------------    -------------    -------------    ---------------
    1,519,776       14,386,911        3,423,116        1,132,086        5,347,852          3,716,405
-------------    -------------    -------------    -------------    -------------    ---------------

      668,437        6,134,564          402,627        2,821,668        2,230,040          1,543,858
       19,098          181,243           40,263           66,392           52,471             36,326
       39,531           44,027           57,157           46,646           50,357             55,720
          173            1,311            1,069            1,533            1,286              1,862
       10,578           10,578           10,578           10,578           10,578             10,578
        4,427            9,279            5,058            7,205            8,263              4,495
-------------    -------------    -------------    -------------    -------------    ---------------
      742,244        6,381,002          516,752        2,954,022        2,352,995          1,652,839
-------------    -------------    -------------    -------------    -------------    ---------------

      (62,985)        (775,003)         (40,280)         (74,502)         (41,561)          (314,713)
            0           (3,195)               0             (463)               0                  0
      679,259        5,602,804          476,472        2,879,057        2,311,434          1,338,126
-------------    -------------    -------------    -------------    -------------    ---------------
      840,517        8,784,107        2,946,644       (1,746,971)       3,036,418          2,378,279
-------------    -------------    -------------    -------------    -------------    ---------------

  (46,491,580)     (72,769,879)      (9,040,861)     (90,868,800)    (190,501,525)       (63,513,017)
      (38,038)        (387,124)        (196,050)        (231,103)        (147,632)                 0
            0                0                0                0                0                  0
            0                0         (139,639)               0                0                  0
-------------    -------------    -------------    -------------    -------------    ---------------
  (46,529,618)     (73,157,003)      (9,376,550)     (91,099,903)    (190,649,157)       (63,513,017)
-------------    -------------    -------------    -------------    -------------    ---------------

   27,558,267       (2,728,760)     (23,986,416)      73,757,190      129,155,401         36,276,909
      (75,375)      (1,213,939)        (670,642)        (893,103)        (622,161)                 0
            0                0                0                0                0                  0
            0                0           83,728                0                0                  0
-------------    -------------    -------------    -------------    -------------    ---------------
   27,482,892       (3,942,699)     (24,573,330)      72,864,087      128,533,240         36,276,909
-------------    -------------    -------------    -------------    -------------    ---------------
  (19,046,726)     (77,099,702)     (33,949,880)     (18,235,816)     (62,115,917)       (27,236,108)
-------------    -------------    -------------    -------------    -------------    ---------------
$ (18,206,209)   $ (68,315,595)   $ (31,003,236)   $ (19,982,787)   $ (59,079,499)   $   (24,857,829)
=============    =============    =============    =============    =============    ===============

$           0    $     121,342    $       1,083    $           0    $           0    $        11,188

210 Wells Fargo Advantage Master Portfolios        Statements of Changes in Net Assets

                                                                                        C&B LARGE CAP VALUE PORTFOLIO
                                                                                   ---------------------------------------
                                                                                         For the              For the
                                                                                       Year Ended           Year Ended
                                                                                   September 30, 2009   September 30, 2008
                                                                                   ------------------   ------------------
INCREASE (DECREASE) IN NET ASSETS
    Beginning net assets.......................................................    $      676,445,814   $    1,241,289,608

OPERATIONS
    Net investment income (loss)...............................................            11,286,676           15,681,846
    Net realized gain (loss) on investments....................................           (71,204,167)         (36,158,229)
    Net change in unrealized appreciation (depreciation) of investments........            25,300,192         (191,820,188)
                                                                                   ------------------   ------------------
Net decrease in net assets resulting from operations...........................           (34,617,299)        (212,296,571)
                                                                                   ------------------   ------------------

CAPITAL SHARES TRANSACTIONS

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
    Contributions..............................................................           114,730,358           98,602,518
    Withdrawals................................................................          (120,687,633)        (451,149,741)
                                                                                   ------------------   ------------------
Net increase (decrease) from transactions in investors' beneficial interests...            (5,957,275)        (352,547,223)
                                                                                   ------------------   ------------------
NET INCREASE (DECREASE) IN NET ASSETS..........................................           (40,574,574)        (564,843,794)
                                                                                   ==================   ==================
ENDING NET ASSETS..............................................................    $      635,871,240   $      676,445,814
                                                                                   ==================   ==================

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets       Wells Fargo Advantage Master Portfolios 211

     DISCIPLINED GROWTH PORTFOLIO              EMERGING GROWTH PORTFOLIO               EQUITY INCOME PORTFOLIO
--------------------------------------  --------------------------------------  --------------------------------------
      For the             For the            For the             For the             For the             For the
     Year Ended          Year Ended         Year Ended          Year Ended          Year Ended          Year Ended
September 30, 2009  September 30, 2008  September 30, 2009  September 30, 2008  September 30, 2009  September 30, 2008
------------------  ------------------  ------------------  ------------------  ------------------  ------------------
$      108,621,365  $      183,601,568  $       99,217,350  $       86,519,880  $      358,051,926  $      665,234,283

           423,486              98,805            (383,603)           (496,932)          6,586,974          10,407,639
       (31,162,876)          4,027,210         (23,525,696)        (18,166,474)         (8,276,559)         15,018,976
         9,883,779         (42,219,547)         16,900,670         (16,577,253)        (42,154,866)       (147,450,348)
------------------  ------------------  ------------------  ------------------  ------------------  ------------------
       (20,855,611)        (38,093,532)         (7,008,629)        (35,240,659)        (43,844,451)       (122,023,733)
------------------  ------------------  ------------------  ------------------  ------------------  ------------------

        19,431,523          14,240,316          14,074,802          80,290,432          15,470,818          20,691,701
       (18,301,346)        (51,126,987)        (17,658,050)        (32,352,303)        (66,375,921)       (205,850,325)
------------------  ------------------  ------------------  ------------------  ------------------  ------------------
         1,130,177         (36,886,671)         (3,583,248)         47,938,129         (50,905,103)       (185,158,624)
------------------  ------------------  ------------------  ------------------  ------------------  ------------------
       (19,725,434)        (74,980,203)        (10,591,877)         12,697,470         (94,749,554)       (307,182,357)
==================  ==================  ==================  ==================  ==================  ==================
$       88,895,931  $      108,621,365  $       88,625,473  $       99,217,350  $      263,302,372  $      358,051,926
==================  ==================  ==================  ==================  ==================  ==================

212 Wells Fargo Advantage Master Portfolios     Statements of Changes in Net Assets

                                                                                          EQUITY VALUE PORTFOLIO
                                                                                     ---------------------------------------
                                                                                          For the              For the
                                                                                         Year Ended           Year Ended
                                                                                     September 30, 2009   September 30, 2008
                                                                                     ------------------   ------------------
INCREASE (DECREASE) IN NET ASSETS
     Beginning net assets .....................................................      $     610,647,019      $   639,562,611

OPERATIONS
     Net investment income ....................................................              8,564,863           10,760,217
     Net realized gain (loss) on investments ..................................           (171,525,727)         (62,847,876)
     Net change in unrealized appreciation (depreciation) of investments ......            110,011,229         (144,189,397)
                                                                                     -----------------      ---------------
Net increase (decrease) in net assets resulting from operations ...............            (52,949,635)        (196,277,056)
                                                                                     -----------------      ---------------
CAPITAL SHARES TRANSACTIONS

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
     Contributions ............................................................             73,995,358          292,223,804
     Withdrawals . ............................................................           (118,577,038)        (124,862,340)
                                                                                     -----------------      ---------------
Net increase (decrease) from transactions in investors' beneficial interests ..            (44,581,680)         167,361,464
                                                                                     -----------------      ---------------
NET INCREASE (DECREASE) IN NET ASSETS .........................................            (97,531,315)         (28,915,592)
                                                                                     =================      ===============
ENDING NET ASSETS .............................................................      $     513,115,704      $   610,647,019
                                                                                     =================      ===============

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets         Wells Fargo Advantage Master Portfolios 213

              INDEX PORTFOLIO                    INTERNATIONAL CORE PORTFOLIO             INTERNATIONAL GROWTH PORTFOLIO
 ----------------------------------------   --------------------------------------    ---------------------------------------
      For the               For the              For the              For the              For the              For the
     Year Ended           Year Ended           Year Ended           Year Ended           Year Ended           Year Ended
  September 30, 2009   September 30, 2008   September 30, 2009   September 30, 2008   September 30, 2009   September 30, 2008
 -------------------   ------------------   ------------------   ------------------   ------------------   ------------------
  $    2,237,608,527   $    2,814,355,166   $       85,536,172   $      159,894,926   $      131,370,011   $      300,626,325

          43,817,844           51,460,370            1,124,652            1,892,029            1,943,425            2,786,152
          (1,206,803)          76,537,197          (37,177,159)           9,186,889          (41,563,740)          23,560,876
        (221,743,261)        (637,057,378)          26,898,537          (50,501,625)          49,952,778          (91,471,624)
  ------------------   ------------------   ------------------   ------------------   ------------------   ------------------
        (179,132,220)        (509,059,811)          (9,153,970)         (39,422,707)          10,332,463          (65,124,596)
  ------------------   ------------------   ------------------   ------------------   ------------------   ------------------

         168,953,827          283,521,466           12,972,699           16,890,599           47,353,096           30,221,875
        (260,845,759)        (351,208,294)         (16,812,916)         (51,826,646)         (33,428,233)        (134,353,593)
  ------------------   ------------------   ------------------   ------------------   ------------------   ------------------
         (91,891,932)         (67,686,828)          (3,840,217)         (34,936,047)          13,924,863         (104,131,718)
  ------------------   ------------------   ------------------   ------------------   ------------------   ------------------
        (271,024,152)        (576,746,639)         (12,994,187)         (74,358,754)          24,257,326         (169,256,314)
  ==================   ==================   ==================   ==================   ==================   ==================
  $    1,966,584,375   $    2,237,608,527   $       72,541,985   $       85,536,172   $      155,627,337   $      131,370,011
  ==================   ==================   ==================   ==================   ==================   ==================

214 Wells Fargo Advantage Master Portfolios    Statements of Changes in Net Assets

                                                       INTERNATIONAL INDEX PORTFOLIO
                                                   ----------------------------------------
                                                        For the               For the
                                                       Year Ended            Year Ended
                                                   September 30, 2009    September 30, 2008
                                                   ------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS
     Beginning net assets.......................   $       86,405,709    $      160,036,146

OPERATIONS
     Net investment income......................            1,839,039             3,354,207
     Net realized gain (loss) on
       investments..............................           (3,860,283)           17,016,130
     Net change in unrealized appreciation
       (depreciation) of investments............              273,186           (57,329,089)
                                                   ------------------    ------------------
Net increase (decrease) in net assets
  resulting from operations.....................           (1,748,058)          (36,958,752)
                                                   ------------------    ------------------

CAPITAL SHARES TRANSACTIONS

TRANSACTIONS IN INVESTORS' BENEFICIAL
  INTERESTS
     Contributions..............................            9,195,379            15,602,378
     Withdrawals................................          (21,176,587)          (52,274,063)
                                                   ------------------    ------------------
Net increase (decrease) from transactions in
  investors' beneficial interests...............          (11,981,208)          (36,671,685)
                                                   ------------------    ------------------
NET INCREASE (DECREASE) IN NET ASSETS...........          (13,729,266)          (73,630,437)
                                                   ==================    ==================
ENDING NET ASSETS...............................   $       72,676,443    $       86,405,709
                                                   ==================    ==================


The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets    Wells Fargo Advantage Master Portfolios  215

       INTERNATIONAL VALUE PORTFOLIO             LARGE CAP APPRECIATION PORTFOLIO           LARGE COMPANY GROWTH PORTFOLIO
-------------------------------------------  -----------------------------------------   --------------------------------------
       For the               For the              For the              For the              For the               For the
     Year Ended             Year Ended           Year Ended           Year Ended           Year Ended            Year Ended
  September 30, 2009    September 30, 2008    September 30, 2009   September 30, 2008    September 30, 2009  September 30, 2008
--------------------   --------------------   ------------------   -------------------   ------------------- ------------------
 $       312,461,025    $       447,175,488   $      145,700,178   $       179,028,956   $    1,373,797,607  $    2,759,101,141

           7,188,690             14,851,071              840,517               668,662            8,784,107           9,918,465
         (35,211,563)            (2,062,179)         (46,529,618)           (2,070,369)         (73,157,003)        198,708,968
          48,006,861           (174,524,214)          27,482,892           (45,905,064)          (3,942,699)       (726,009,112)
 -------------------    -------------------   ------------------   -------------------   ------------------  ------------------
          19,983,988           (161,735,322)         (18,206,209)          (47,306,771)         (68,315,595)       (517,381,679)
 -------------------    -------------------   ------------------   -------------------   ------------------  ------------------

          52,555,498             97,350,699           12,075,054            48,967,685           29,275,266          74,224,168
         (69,958,347)           (70,329,840)         (44,936,956)          (34,989,692)        (349,901,594)       (942,146,023)
 -------------------    -------------------   ------------------   -------------------   ------------------  ------------------
         (17,402,849)            27,020,859          (32,861,902)           13,977,993         (320,626,328)       (867,921,855)
 -------------------    -------------------   ------------------   -------------------   ------------------  ------------------
           2,581,139           (134,714,463)         (51,068,111)          (33,328,778)        (388,941,923)     (1,385,303,534)
 ===================    ===================   ==================   ===================   ==================  ==================
 $       315,042,164    $       312,461,025   $       94,632,067   $       145,700,178   $      984,855,684  $    1,373,797,607
 ===================    ===================   ==================   ===================   ==================  ==================

216 Wells Fargo Advantage Master Portfolios    Statements of Changes in Net Assets

                                                                                      SMALL CAP INDEX PORTFOLIO
                                                                                ----------------------------------------
                                                                                      For the              For the
                                                                                    Year Ended            Year Ended
                                                                                September 30, 2009    September 30, 2008
                                                                                ------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS
     Beginning net assets ..................................................... $      282,510,520     $     415,372,828

OPERATIONS
     Net investment income (loss) .............................................          2,946,644             4,573,295
     Net realized gain (loss) on investments ..................................         (9,376,550)           45,121,036
     Net change in unrealized appreciation (depreciation) of investments ......        (24,573,330)         (104,930,060)
                                                                                ------------------     -----------------
Net decrease in net assets resulting from operations ..........................        (31,003,236)          (55,235,729)
                                                                                ------------------     -----------------

CAPITAL SHARES TRANSACTIONS

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
     Contributions ............................................................         23,376,006            20,072,159
     Withdrawals ..............................................................        (31,788,700)          (97,698,738)
                                                                                ------------------     -----------------
Net increase (decrease) from transactions in investors' beneficial interests ..         (8,412,694)          (77,626,579)
                                                                                ------------------     -----------------
NET DECREASE IN NET ASSETS ....................................................        (39,415,930)         (132,862,308)
                                                                                ==================     =================
ENDING NET ASSETS ............................................................. $      243,094,590     $     282,510,520
                                                                                ==================     =================

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets    Wells Fargo Advantage Master Portfolios  217

      SMALL COMPANY GROWTH PORTFOLIO             SMALL COMPANY VALUE PORTFOLIO         STRATEGIC SMALL CAP VALUE PORTFOLIO
------------------------------------------   --------------------------------------  ---------------------------------------
       For the                For the             For the             For the             For the              For the
     Year Ended             Year Ended           Year Ended          Year Ended          Year Ended           Year Ended
 September 30, 2009     September 30, 2008   September 30, 2009  September 30, 2008  September 30, 2009   September 30, 2008
--------------------    ------------------   ------------------  ------------------  ------------------   ------------------
$        481,304,784    $      833,747,672   $      439,963,198  $      513,730,741  $      255,355,235   $     371,760,563

          (1,746,971)           (3,251,575)           3,036,418           4,303,467           2,378,279           2,407,756
         (91,099,903)         (115,124,931)        (190,649,157)        (44,271,727)        (63,513,017)        (13,730,330)
          72,864,087           (84,950,731)         128,533,240         (75,379,939)         36,276,909         (45,354,009)
--------------------    ------------------   ------------------  ------------------  ------------------   -----------------
         (19,982,787)         (203,327,237)         (59,079,499)       (115,348,199)        (24,857,829)        (56,676,583)
--------------------    ------------------   ------------------  ------------------  ------------------   -----------------

          71,091,475            38,634,147           64,432,062         168,578,933          17,652,796          22,945,270
        (140,625,232)         (187,749,798)        (206,083,898)       (126,998,277)        (29,020,744)        (82,674,015)
--------------------    ------------------   ------------------  ------------------  ------------------   -----------------
         (69,533,757)         (149,115,651)        (141,651,836)         41,580,656         (11,367,948)        (59,728,745)
--------------------    ------------------   ------------------  ------------------  ------------------   -----------------
         (89,516,544)         (352,442,888)        (200,731,335)        (73,767,543)        (36,225,777)       (116,405,328)
====================    ==================   ==================  ==================  ==================   =================
$        391,788,240    $      481,304,784   $      239,231,863  $      439,963,198  $      219,129,458   $     255,355,235
====================    ==================   ==================  ==================  ==================   =================

218 Wells Fargo Advantage Master Portfolios   Financial Highlights

                                                   Ratio to Average Net Assets (Annualized)
                                                 --------------------------------------------                              Portfolio
                                                 Net Investment       Gross             Net            Total               Turnover
                                                 Income (Loss)       Expenses         Expenses        Return (1)             Rate
                                                 --------------      --------         --------        ---------            --------
C&B LARGE CAP VALUE PORTFOLIO
October 1, 2008 to September 30, 2009 .........      2.19%            0.73%             0.64%           (5.53)%             28%
October 1, 2007 to September 30, 2008 .........      1.71%            0.73%             0.68%          (20.18)%             21%
October 1, 2006 to September 30, 2007 .........      1.48%            0.74%             0.68%           11.88%              24%
October 1, 2005 to September 30, 2006 .........      1.77%            0.76%             0.66%           15.30%              29%
December 6, 2004 (2)  to September 30, 2005 ...      0.98%            0.77%             0.71%            1.51%              19%

DISCIPLINED GROWTH PORTFOLIO
October 1, 2008 to September 30, 2009 .........      0.54%            0.79%             0.77%          (18.88)%            104%
October 1, 2007 to September 30, 2008 .........      0.07%            0.77%             0.76%          (25.19)%            103%
October 1, 2006 to September 30, 2007 .........      0.10%            0.79%             0.79%           21.22%              68%
October 1, 2005 to September 30, 2006 .........      0.12%            0.79%             0.78%            1.41%              90%
October 1, 2004 to September 30, 2005 .........      0.44%            0.79%             0.78%           11.76%              45%

EMERGING GROWTH PORTFOLIO
October 1, 2008 to September 30, 2009 .........     (0.53)%           0.94%             0.91%           (5.70)%            147%
October 1, 2007 to September 30, 2008 .........     (0.49)%           0.93%             0.92%          (30.95)%            191%
January 31, 2007 (2) to September 30, 2007 ....     (0.54)%           1.01%             0.99%           24.40%             125%

EQUITY INCOME PORTFOLIO
October 1, 2008 to September 30, 2009 .........      2.69%            0.75%             0.69%           (9.66)%             11%
October 1, 2007 to September 30, 2008 .........      2.16%            0.75%             0.57%          (23.18)%              8%
October 1, 2006 to September 30, 2007 .........      1.91%            0.76%             0.57%           15.91%              16%
October 1, 2005 to September 30, 2006 .........      1.84%            0.75%             0.70%           11.21%               7%
October 1, 2004 to September 30, 2005 .........      2.04%            0.73%             0.60%           13.30%              20%

EQUITY VALUE PORTFOLIO
October 1, 2008 to September 30, 2009 .........      1.89%            0.73%             0.69%           (7.21)%            142%
October 1, 2007 to September 30, 2008 .........      1.68%            0.74%             0.70%          (27.44)%            152%
October 1, 2006 to September 30, 2007 .........      1.29%            0.77%             0.69%           20.21%             108%
October 1, 2005 to September 30, 2006 .........      1.18%            0.78%             0.77%           10.73%             107%
October 1, 2004 to September 30, 2005 .........      1.22%            0.78%             0.76%           21.61%             145%

INDEX PORTFOLIO
October 1, 2008 to September 30, 2009 .........      2.61%            0.12%             0.10%           (7.00)%             10%
October 1, 2007 to September 30, 2008 .........      2.07%            0.11%             0.11%          (22.28)%              5%
October 1, 2006 to September 30, 2007 .........      1.86%            0.11%             0.10%           16.35%               8%
October 1, 2005 to September 30, 2006 .........      1.86%            0.11%             0.11%           10.70%               9%
October 1, 2004 to September 30, 2005 .........      2.08%            0.12%             0.04%           12.23%               8%

INTERNATIONAL CORE PORTFOLIO
October 1, 2008 to September 30, 2009 .........      1.77%            1.23%             1.15%          (10.14)%            212%
October 1, 2007 to September 30, 2008 .........      1.60%            1.14%             1.12%          (31.42)%             55%
October 1, 2006 to September 30, 2007 .........      1.27%            1.09%             1.08%           23.70%              66%
October 1, 2005 to September 30, 2006 .........      1.99%            1.09%             1.03%           14.58%              39%
October 1, 2004 to September 30, 2005 .........      1.51%            1.09%             1.08%           18.69%             108%

INTERNATIONAL GROWTH PORTFOLIO
October 1, 2008 to September 30, 2009 .........      1.71%            1.14%             1.11%            6.23%              95%
October 1, 2007 to September 30, 2008 .........      1.17%            1.08%             1.05%          (28.68)%             57%
October 1, 2006 to September 30, 2007 .........      1.09%            1.06%             1.03%           27.40%              73%
October 1, 2005 to September 30, 2006 .........      0.87%            1.07%             0.98%           19.95%              62%
October 6, 2004(2) to September 30, 2005 ......      1.02%            1.08%             1.06%           22.30%              67%

-------------

1. Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.

2.    Commencement of operations.

The accompanying notes are an integral part of these financial statements.

Financial Highlights                           Wells Fargo Advantage Master Portfolios 219

                                                 Ratio to Average Net Assets (Annualized)
                                               ---------------------------------------------                              Portfolio
                                                Net Investment    Gross               Net                 Total            Turnover
                                                Income (Loss)   Expenses            Expenses             Return (1)          Rate
                                               --------------   --------            --------             ---------        ----------
INTERNATIONAL INDEX PORTFOLIO
October 1, 2008 to September 30, 2009 .......      2.86%          0.55%               0.46%                1.65%              13%
October 1, 2007 to September 30, 2008 .......      2.84%          0.51%               0.50%              (29.67)%             14%
October 1, 2006 to September 30, 2007 .......      2.15%          0.49%               0.49%               24.52%               3%
October 1, 2005 to September 30, 2006 .......      2.59%          0.49%               0.37%               19.44%               7%
October 6, 2004(2) to September 30, 2005 ....      2.41%          0.49%               0.46%               21.90%              21%

INTERNATIONAL VALUE PORTFOLIO
October 1, 2008 to September 30, 2009 .......      2.72%          1.08%               1.03%                5.26%              41%
October 1, 2007 to September 30, 2008 .......      3.68%          1.07%               1.01%              (34.21)%             23%
October 1, 2006 to September 30, 2007 .......      2.47%          1.07%               1.03%               21.91%              19%
October 1, 2005 to September 30, 2006 .......      2.34%          1.09%               1.09%               19.32%              31%
October 1, 2004 to September 30, 2005 .......      2.21%          1.11%               1.10%               25.92%              14%

LARGE CAP APPRECIATION PORTFOLIO
October 1, 2008 to September 30, 2009 .......      0.88%          0.78%               0.71%              (10.97)%            144%
October 1, 2007 to September 30, 2008 .......      0.41%          0.74%               0.69%              (25.49)%            151%
October 1, 2006 to September 30, 2007 .......      0.57%          0.74%               0.69%               21.80%             145%
October 1, 2005 to September 30, 2006 .......      0.65%          0.75%               0.72%                3.34%             155%
October 1, 2004 to September 30, 2005 .......      0.83%          0.74%               0.74%               20.02%             133%

LARGE COMPANY GROWTH PORTFOLIO
October 1, 2008 to September 30, 2009 .......      0.97%          0.70%               0.62%                3.31%              13%
October 1, 2007 to September 30, 2008 .......      0.48%          0.68%               0.67%              (22.59)%              7%
October 1, 2006 to September 30, 2007 .......      0.46%          0.70%               0.68%               17.80%              10%
October 1, 2005 to September 30, 2006 .......      0.14%          0.70%               0.61%                1.41%               6%
October 1, 2004 to September 30, 2005 .......      0.69%          0.69%               0.68%               11.03%              18%

SMALL CAP INDEX PORTFOLIO
October 1, 2008 to September 30, 2009 .......      1.46%          0.26%               0.24%              (10.87)%             20%
October 1, 2007 to September 30, 2008 .......      1.36%          0.23%               0.18%              (14.30)%             22%
October 1, 2006 to September 30, 2007 .......      1.10%          0.23%               0.18%               14.78%              24%
October 1, 2005 to September 30, 2006 .......      0.95%          0.24%               0.23%                6.89%              20%
October 1, 2004 to September 30, 2005 .......      1.00%          0.23%               0.18%               21.03%              14%

SMALL COMPANY GROWTH PORTFOLIO
October 1, 2008 to September 30, 2009 .......     (0.53)%         0.89%               0.87%                1.75%             169%
October 1, 2007 to September 30, 2008 .......     (0.53)%         0.89%               0.89%              (27.50)%            150%
October 1, 2006 to September 30, 2007 .......     (0.46)%         0.90%               0.90%               17.74%             138%
October 1, 2005 to September 30, 2006 .......     (0.33)%         0.91%               0.90%                7.02%             125%
October 1, 2004 to September 30, 2005 .......     (0.45)%         0.91%               0.91%               16.51%             142%

SMALL COMPANY VALUE PORTFOLIO
October 1, 2008 to September 30, 2009 .......      1.16%          0.90%               0.88%               (6.28)%             99%
October 1, 2007 to September 30, 2008 .......      1.02%          0.90%               0.89%              (22.01)%             82%
October 1, 2006 to September 30, 2007 .......      0.53%          0.93%               0.92%                6.53%              69%
October 1, 2005 to September 30, 2006 .......      0.64%          0.92%               0.79%                6.70%             114%
October 1, 2004 to September 30, 2005 .......      0.61%          0.92%               0.82%               24.77%              70%

STRATEGIC SMALL CAP VALUE PORTFOLIO
October 1, 2008 to September 30, 2009 .......      1.31%          0.91%               0.74%               (8.76)%             50%
October 1, 2007 to September 30, 2008 .......      0.80%          0.91%               0.83%              (16.47)%             46%
October 1, 2006 to September 30, 2007 .......      0.30%          0.93%               0.92%                8.65%              64%
January 31, 2006(2)to September 30, 2006 ....      0.75%          0.94%               0.75%                0.60%              37%

220   Wells Fargo Advantage Master Portfolios          Notes to Financial Statements

1. ORGANIZATION

Wells Fargo Master Trust (the "Trust") is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). These financial statements report on the following funds: Wells Fargo Advantage C&B Large Cap Value Portfolio ("C&B Large Cap Value Portfolio"), Wells Fargo Advantage Disciplined Growth Portfolio ("Disciplined Growth Portfolio"), Wells Fargo Advantage Emerging Growth Portfolio ("Emerging Growth Portfolio"), Wells Fargo Advantage Equity Income Portfolio ("Equity Income Portfolio"), Wells Fargo Advantage Equity Value Portfolio ("Equity Value Portfolio"), Wells Fargo Advantage Index Portfolio ("Index Portfolio"), Wells Fargo Advantage International Core Portfolio ("International Core Portfolio"), Wells Fargo Advantage International Growth Portfolio ("International Growth Portfolio"), Wells Fargo Advantage International Index Portfolio ("International Index Portfolio"), Wells Fargo Advantage International Value Portfolio ("International Value Portfolio"), Wells Fargo Advantage Large Cap Appreciation Portfolio ("Large Cap Appreciation Portfolio"), Wells Fargo Advantage Large Company Growth Portfolio ("Large Company Growth Portfolio"), Wells Fargo Advantage Small Cap Index Portfolio ("Small Cap Index Portfolio"), Wells Fargo Advantage Small Company Growth Portfolio ("Small Company Growth Portfolio"), Wells Fargo Advantage Small Company Value Portfolio ("Small Company Value Portfolio"), and Wells Fargo Advantage Strategic Small Cap Value Portfolio ("Strategic Small Cap Value Portfolio") (each, a "Fund", collectively, the "Funds").

Interests in the Funds are sold without any sales charge in private placement transactions to qualified investors, including open-end management investment companies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Fund, are in conformity with U.S. Generally Accepted Accounting Principles ("GAAP") which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Management has considered the circumstances under which the Funds should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through November 25, 2009 which represents the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

SECURITIES VALUATION

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

Debt securities of sufficient credit quality with original maturities of 60 days or less, generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates fair value.

Notes to Financial Statements        Wells Fargo Advantage Master Portfolios     221

Investments in open-end mutual funds are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures approved by the Board of Trustees.

The valuation techniques used by the Funds to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

FOREIGN CURRENCY TRANSLATION

The accounting records are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities, at fiscal period-end, resulting from changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities at fiscal period-end are not separately presented. Such changes are recorded with net realized and unrealized gain from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

FORWARD FOREIGN CURRENCY CONTRACTS

Certain Funds may be subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on foreign currency related transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund's exposure to the counterparty.

SECURITY LOANS

The Funds may loan securities in return for securities, irrevocable letters of credit or cash collateral, which is invested in various short-term fixed income securities. A Fund may receive compensation for lending securities in the form of fees payable by the borrower or by retaining a portion of interest on the investment securities purchased with cash received as collateral (after payment of a "broker rebate fee" to the borrower). A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral, although the loans may not be fully supported at all times if, for example, the instruments in which cash collateral is invested decline in value or the borrower fails to provide additional collateral when required in a timely manner or at all. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. Cash collateral received by a Fund pursuant to these loans generally is invested on behalf of the Fund by the securities lending agent in securities that, at the time of investment, are considered high-quality short-term debt investments (including money market instruments) and have been evaluated and approved by the Fund's adviser and are permissible investments for the Fund. A risk from securities lending is that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. In either case, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities.

Wells Fargo Bank, N.A. ("WFB") acts as the securities lending agent for the Funds and receives for its services 25% of the revenues earned on the securities lending activities and incurs all expenses. The securities lending agent may make payments to borrowers and placing brokers, who may not be affiliated, directly or indirectly, with the Trust, the adviser or the distributor. For the year ended September 30, 2009, WFB waived its share of revenues earned on securities lending

222 Wells Fargo Advantage Master Portfolios            Notes to Financial Statements

activities. Such waivers by WFB have the impact of increasing securities lending income on the Statements of Operations. For foreign equity securities, Bank of New York Mellon serves as the securities lending sub-agent and receives for its services 20% of the revenues earned on the securities lending activities that it conducts with respect to foreign equity securities. The value of the securities on loan, the related collateral and the liability to return the collateral at September 30, 2009, are shown on the Statements of Assets and Liabilities.

FUTURES CONTRACTS

Certain Funds may be subject to equity price risk in the normal course of pursuing its investment objectives. The Funds may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

STRUCTURED INVESTMENT VEHICLES

The Funds may invest in structured debt securities, such as those issued by Structured Investment Vehicles ("SIVs"). SIVs invest in a diversified pool of underlying securities, which may include finance company debt and structured finance assets, residential mortgage-backed securities, commercial mortgage-backed securities, collateralized loan obligations, collateralized debt obligations and other asset backed securities. The ability of a SIV to repay debt depends primarily on the cash collections received from the SIV's underlying asset portfolio, which may include certain assets such as subprime mortgages that are subject to heightened risks of credit quality or market value deterioration under the continuing adverse conditions in the U.S. credit markets, and on the ability to obtain short-term funding through the issuance of new debt. Investments in these securities present increased credit and liquidity risks as there could be losses to a Fund in the event of credit or market value deterioration in a SIV's underlying portfolio, mismatches in the timing of the cash flows of the underlying asset interests and the repayment obligations of maturing securities issued by a SIV, or a SIV's inability to issue new debt.

As of September 30, 2009, the following Funds owned certain of these types of structured securities which are currently in default and valued at fair value in the Portfolio of Investments or have been restructured following default, including the percentage of each Fund's net assets invested in these securities:

                                              Defaulted SIVs ($ Value)    % of Net Assets
--------------------------------              -----------------------     ---------------
C&B LARGE CAP VALUE PORTFOLIO                        $1,162,965               0.18%
DISCIPLINED GROWTH PORTFOLIO                            259,380               0.29%
EMERGING GROWTH PORTFOLIO                               502,093               0.57%
EQUITY INCOME PORTFOLIO                                 162,700               0.06%
EQUITY VALUE PORTFOLIO                                  809,114               0.16%
INDEX PORTFOLIO                                       3,391,865               0.17%
LARGE CAP APPRECIATION PORTFOLIO                        330,248               0.35%
LARGE COMPANY GROWTH PORTFOLIO                        1,747,170               0.18%
SMALL CAP INDEX PORTFOLIO                             1,048,286               0.43%
SMALL COMPANY GROWTH PORTFOLIO                        1,390,103               0.35%
SMALL COMPANY VALUE PORTFOLIO                           973,221               0.41%

Notes to Financial Statements        Wells Fargo Advantage Master Portfolios 223

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

FEDERAL AND OTHER TAXES

Each Fund of the Trust is treated as a separate entity for federal income tax purposes. The Funds of the Trust are not required to pay federal income taxes on their net investment income and net capital gain as they are treated as partnerships for federal income tax purposes. All interest, dividends, gains and losses of a Fund are deemed to have been "passed through" to the interestholders in proportion to their holdings of the Fund regardless of whether such interest, dividends, or gains have been distributed by the Fund.

Each Fund's income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund's investments. These inputs are summarized into three broad levels as follows:

-     Level 1 - quoted prices in active markets for identical investments

- Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

- Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

The following is a summary of the inputs used as of September 30, 2009 in valuing the Funds' investments in securities:

                                                                       Significant Other       Significant
                                                    Quoted Prices      Observable Inputs   Unobservable Inputs
INVESTMENTS IN SECURITIES*                             Level 1              Level 2              Level 3                Total
------------------------------------------------    --------------     -----------------   -------------------      --------------
C&B LARGE CAP VALUE PORTFOLIO
     Equity securities
         COMMON STOCKS                                $617,738,755        $         0            $        0           $617,738,755
         PREFERRED STOCKS                               10,592,010                  0                     0             10,592,010
     Corporate debt securities                                   0         28,554,757             1,849,905             30,404,662
     Debt securities issued by states in
         the U.S. and its political subdivisions                 0          4,071,185                     0              4,071,185
     Short-term investments                             23,551,288          1,475,195                     0             25,026,483
     TOTAL                                            $651,882,053        $34,101,137            $1,849,905           $687,833,095

224   Wells Fargo Advantage Master Portfolios          Notes to Financial Statements

                                                                       Significant Other       Significant
                                                    Quoted Prices      Observable Inputs   Unobservable Inputs
INVESTMENTS IN SECURITIES*                             Level 1              Level 2              Level 3                Total
------------------------------------------------    --------------     -----------------   -------------------      --------------
DISCIPLINED GROWTH PORTFOLIO
     Equity securities
         COMMON STOCKS                              $   87,511,667     $            0      $              0         $   87,511,667
     Corporate debt securities                                   0          6,199,176               412,591              6,611,767
     Debt securities issued by states in
         the U.S. and its political subdivisions                 0            883,848                     0                883,848
     Short-term investments                              3,984,314            320,261                     0              4,304,575
     TOTAL                                          $   91,495,981     $    7,403,285      $        412,591         $   99,311,857
EMERGING GROWTH PORTFOLIO
     Equity securities
         COMMON STOCKS                              $   85,328,538     $            0      $              0         $   85,328,538
         MUTUAL FUND SHARES                              1,342,496                  0                     0              1,342,496
Corporate debt securities                                        0         21,428,007               798,669             22,226,676
Debt securities issued by states in
         the U.S. and its political subdivisions                 0          3,055,090                     0              3,055,090
     Short-term investments                              9,827,139          1,107,013                     0             10,934,152
     TOTAL                                          $   96,498,173     $   25,590,110      $        798,669         $  122,886,952
EQUITY INCOME PORTFOLIO
     Equity securities
         COMMON STOCKS                              $  262,079,175     $            0      $              0         $  262,079,175
     Corporate debt securities                                   0          6,695,876               258,803              6,954,679
     Debt securities issued by states in
         the U.S. and its political subdivisions                 0            954,662                     0                954,662
     Short-term investments                              4,632,791            345,922                     0              4,978,713
     TOTAL                                          $  266,711,966     $    7,996,460      $        258,803         $  274,967,229
EQUITY VALUE PORTFOLIO
     Equity securities
         COMMON STOCKS                              $  505,946,627     $            0      $              0         $  505,946,627
     Corporate debt securities                                   0         37,072,250             1,287,041             38,359,291
     Debt securities issued by states in
         the U.S. and its political subdivisions                 0          5,285,561                     0              5,285,561
     Short-term investments                             21,241,847          1,915,223                     0             23,157,070
     TOTAL                                          $  527,188,474     $   44,273,034      $      1,287,041         $  572,748,549
INDEX PORTFOLIO
     Equity securities
         COMMON STOCKS                              $1,957,905,036     $            0      $              0         $1,957,905,036
     Corporate debt securities                                   0         77,209,116             5,395,372             82,604,488
     Debt securities issued by states in
         the U.S. and its political subdivisions         2,794,010         11,008,059                     0             13,802,069
     Short-term investments                             41,140,892          3,988,772                     0             45,129,664
     TOTAL                                          $2,001,839,938     $   92,205,947      $      5,395,372         $2,099,441,257

Notes to Financial Statements                              Wells Fargo Advantage Master Portfolios 225

                                                                     Significant Other        Significant
                                                    Quoted Prices    Observable Inputs    Unobservable Inputs
INVESTMENTS IN SECURITIES*                             Level 1            Level 2               Level 3             Total
------------------------------------------------    -------------    -----------------    -------------------    ------------
INTERNATIONAL CORE PORTFOLIO
    Equity securities
         COMMON STOCKS                              $  70,700,969    $            0       $             0        $ 70,700,969
         PREFERRED STOCKS                                 793,967                 0                     0             793,967
         RIGHTS                                            16,035                 0                     0              16,035
    Short-term investments                              1,644,489                 0                15,654           1,660,143
    TOTAL                                           $  73,155,460    $            0       $        15,654        $ 73,171,114
INTERNATIONAL GROWTH PORTFOLIO
    Equity securities
         COMMON STOCKS                              $ 153,083,567    $            0       $             0        $153,083,567
         RIGHTS                                            71,195                 0                     0              71,195
    Short-term investments                              9,421,480                 0                46,080           9,467,560
    TOTAL                                           $ 162,576,242    $            0       $        46,080        $162,622,322
INTERNATIONAL INDEX PORTFOLIO
    Equity securities
         COMMON STOCKS                              $  71,040,924    $            0       $            14        $ 71,040,938
         PREFERRED STOCKS                                 125,138                 0                     0             125,138
         RIGHTS                                            18,638                 0                     0              18,638
         WARRANTS                                             822                 0                 3,065               3,887
    Short-term investments                              1,544,589                 0                23,194           1,567,783
    TOTAL                                           $  72,730,111    $            0       $        26,273        $ 72,756,384
INTERNATIONAL VALUE PORTFOLIO
    Equity securities
         COMMON STOCKS                              $ 305,170,561    $            0       $             0        $305,170,561
         RIGHTS                                            36,818                 0               110,787             147,605
    Short-term investments                             12,002,192                 0               140,944          12,143,136
    TOTAL                                           $ 317,209,571    $            0       $       251,731        $317,461,302
LARGE CAP APPRECIATION PORTFOLIO
    Equity securities
         COMMON STOCKS                              $  93,459,061    $            0       $             0        $ 93,459,061
    Corporate debt securities                                   0         6,168,589               525,319           6,693,908
    Debt securities issued by states in
         the U.S. and its political subdivisions                0           879,484                     0             879,484
    Short-term investments                              4,488,198           318,680                     0           4,806,878
    TOTAL                                           $  97,947,259    $    7,366,753       $       525,319        $105,839,331

226 Wells Fargo Advantage Master Portfolios                Notes to Financial Statements

                                                                       Significant Other        Significant
                                                     Quoted Prices     Observable Inputs    Unobservable Inputs
INVESTMENTS IN SECURITIES*                              Level 1             Level 2               Level 3               Total
------------------------------------------------    ---------------    -----------------    -------------------    --------------
LARGE COMPANY GROWTH PORTFOLIO
    Equity securities
         COMMON STOCKS                              $   983,876,475    $            0       $              0       $  983,876,475
    Corporate debt securities                                     0        48,045,731              2,779,188           50,824,919
    Debt securities issued by states in
         the U.S. and its political subdivisions                  0         6,850,102                      0            6,850,102
    Short-term investments                               24,717,070         2,482,135                      0           27,199,205
    TOTAL                                           $ 1,008,593,545    $   57,377,968       $      2,779,188       $1,068,750,701
SMALL CAP INDEX PORTFOLIO
    Equity securities
         COMMON STOCKS                              $   242,803,502    $            0       $              0       $  242,803,502
    Corporate debt securities                                     0        34,076,294              1,667,487           35,743,781
    Debt securities issued by states in
         the U.S. and its political subdivisions                  0         4,858,418                      0            4,858,418
    Debt securities issued by U.S. Treasury
         and U.S. Government agencies                       499,904                 0                      0              499,904
    Short-term investments                               14,892,824         1,760,448                      0           16,653,272
    TOTAL                                           $   258,196,230    $   40,695,160       $      1,667,487       $  300,558,877
SMALL COMPANY GROWTH PORTFOLIO
    Equity securities
         COMMON STOCKS                              $   391,926,633    $            0       $              0       $  391,926,633
    Corporate debt securities                                     0        29,743,639              2,211,209           31,954,848
    Debt securities issued by states in
         the U.S. and its political subdivisions                  0         4,240,687                      0            4,240,687
    Short-term investments                               14,383,198         1,536,613                      0           15,919,811
    TOTAL                                           $   406,309,831    $   35,520,939       $      2,211,209       $  444,041,979
SMALL COMPANY VALUE PORTFOLIO
    Equity securities
         COMMON STOCKS                              $   225,293,537    $            0       $              0       $  225,293,537
    Corporate debt securities                                     0        26,624,206              1,548,083           28,172,289
    Debt securities issued by states in
         the U.S. and its political subdivisions                  0         3,795,935                      0            3,795,935
    Short-term investments                               27,354,164         1,375,457                      0           28,729,621
    TOTAL                                           $   252,647,701    $   31,795,598       $      1,548,083       $  285,991,382

Notes to Financial Statements                              Wells Fargo Advantage Master Portfolios 227

                                                                     Significant Other        Significant
                                                    Quoted Prices    Observable Inputs    Unobservable Inputs
INVESTMENTS IN SECURITIES*                             Level 1            Level 2               Level 3              Total
------------------------------------------------    -------------    -----------------    -------------------    ------------
STRATEGIC SMALL CAP VALUE PORTFOLIO
    Equity securities
         COMMON STOCKS                              $ 198,296,926    $            0       $             0        $198,296,926
         PREFERRED STOCKS                                 297,879                 0                42,400             340,279
         MUTUAL FUND SHARES                             5,570,665                 0                     0           5,570,665
    Short-term investments                              9,836,256                 0                     0           9,836,256
    TOTAL                                           $ 214,001,726    $            0       $        42,400        $214,044,126

* Further details on the major security types listed above for each portfolio can be found in the Portfolio of Investments.

The following is a summary of the inputs used as of September 30, 2009 in valuing the Funds' investments in other financial instruments*:

                                                                     Significant Other        Significant
                                                    Quoted Prices    Observable Inputs    Unobservable Inputs
                                                       Level 1            Level 2               Level 3             Total
                                                    -------------    -----------------    -------------------    ------------
Index Portfolio                                     $     500,014    $             0      $          0           $  500,014
International Core Portfolio                                    0           (442,575)                0             (442,575)
International Index Portfolio                              15,432             (3,534)                0               11,898
Small Cap Index Portfolio                                 126,960                  0                 0              126,960

* Other financial instruments include futures and forward foreign currency transactions.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                              C&B Large    Disciplined    Emerging       Equity         Equity
                                              Cap Value       Growth       Growth        Income          Value          Index
                                              Portfolio     Portfolio    Portfolio      Portfolio      Portfolio      Portfolio
                                             ------------  -----------  ------------  -------------  -------------  -------------
CORPORATE DEBT SECURITIES
    BALANCE AS OF 09/30/2008                 $ 2,955,104   $  705,227   $ 2,728,377   $  1,588,457   $  6,755,343   $ 28,528,691
         Accrued discounts (premiums)                  0            0             0              0              0              0
            Realized gain (loss)                (171,132)     (26,706)      (83,936)       (55,270)      (135,575)      (899,927)
         Change in unrealized appreciation
            (depreciation)                      (300,723)    (124,970)     (289,313)      (114,588)      (374,168)    (1,721,328)
         Net purchases (sales)                  (633,344)    (140,960)   (1,556,459)    (1,159,796)    (4,958,559)   (20,512,064)
         Net transfer in (out) of Level 3              0            0             0              0              0              0
    BALANCE AS OF 09/30/2009                   1,849,905      412,591       798,669        258,803      1,287,041      5,395,372
SHORT-TERM SECURITIES
    BALANCE AS OF 09/30/2008                           0            0             0              0              0              0
         Accrued discounts (premiums)                  0            0             0              0              0              0
            Realized gain (loss)                       0            0             0              0              0              0
         Change in unrealized appreciation
            (depreciation)                             0            0             0              0              0              0
         Net transfer in (out) of Level 3              0            0             0              0              0              0
    BALANCE AS OF 09/30/2009                           0            0             0              0              0              0
TOTAL                                        $ 1,849,905   $  412,591   $   798,669   $    258,803   $  1,287,041   $  5,395,372

                                             International  International
                                                  Core         Growth
                                                Portfolio     Portfolio
                                             -------------  -------------
CORPORATE DEBT SECURITIES
    BALANCE AS OF 09/30/2008                 $         0    $        0
         Accrued discounts (premiums)                  0             0
            Realized gain (loss)                       0             0
         Change in unrealized appreciation
            (depreciation)                             0             0
         Net purchases (sales)                         0             0
         Net transfer in (out) of Level 3              0             0
    BALANCE AS OF 09/30/2009                           0             0
SHORT-TERM SECURITIES
    BALANCE AS OF 09/30/2008                           0             0
         Accrued discounts (premiums)                  0             0
            Realized gain (loss)                       0             0
         Change in unrealized appreciation
            (depreciation)                             0             0
         Net transfer in (out) of Level 3         15,654        46,080
    BALANCE AS OF 09/30/2009                      15,654        46,080
TOTAL                                        $    15,654    $   46,080

228 Wells Fargo Advantage Master Portfolios           Notes to Financial Statements

                                            C&B Large   Disciplined   Emerging      Equity       Equity
                                            Cap Value     Growth       Growth       Income        Value         Index
                                            Portfolio    Portfolio    Portfolio    Portfolio    Portfolio     Portfolio
                                           -----------  -----------  -----------  -----------  -----------  -------------
Change in unrealized appreciation
    (depreciation) relating to securities
    held at the end of reporting period
         CORPORATE DEBT SECURITIES         $ (211,807)  $ (105,139)  $ (250,925)  $ (102,149)  $ (312,307)  $ (1,461,998)

                                           International   International
                                                Core           Growth
                                              Portfolio      Portfolio
                                           -------------   -------------
Change in unrealized appreciation
    (depreciation) relating to securities
    held at the end of reporting period
         CORPORATE DEBT SECURITIES         $          0    $         0

                                                                                               Large                 Small
                                                 International  International    Large Cap    Company   Small Cap   Company
                                                     Index          Value      Appreciation   Growth      Index      Growth
                                                   Portfolio      Portfolio      Portfolio   Portfolio  Portfolio  Portfolio
                                                 -------------  -------------  ------------  ---------  ---------  ---------
EQUITY SECURITIES
    COMMON STOCKS
         BALANCE AS OF 09/30/2008                $        0     $         0    $      0      $     0    $     0    $     0
            Accrued discounts (premiums)                  0               0           0            0          0          0
                 Realized gain (loss)                     0               0           0            0          0          0
            Change in unrealized appreciation
                 (depreciation)                        (486)              0           0            0          0          0
            Net purchases (sales)                       500               0           0            0          0          0
            Net transfer in (out) of Level 3              0               0           0            0          0          0
         BALANCE AS OF 09/30/2009                        14               0           0            0          0          0
    PREFERRED STOCKS
         BALANCE AS OF 09/30/2008                         0               0           0            0          0          0
            Accrued discounts (premiums)                  0               0           0            0          0          0
                 Realized gain (loss)                     0               0           0            0          0          0
            Change in unrealized appreciation
                 (depreciation)                           0               0           0            0          0          0
            Net purchases (sales)                         0               0           0            0          0          0
            Net transfer in (out) of Level 3              0               0           0            0          0          0
         BALANCE AS OF 09/30/2009                         0               0           0            0          0          0
    WARRANTS
         BALANCE AS OF 09/30/2008                       826               0           0            0          0          0
            Accrued discounts (premiums)                  0               0           0            0          0          0
                 Realized gain (loss)                     0               0           0            0          0          0
            Change in unrealized appreciation
                 (depreciation)                       2,239               0           0            0          0          0
            Net purchases (sales)                         0               0           0            0          0          0
            Net transfer in (out) of Level 3              0               0           0            0          0          0
         BALANCE AS OF 09/30/2009                     3,065               0           0            0          0          0
    RIGHTS
         BALANCE AS OF 09/30/2008                         0               0           0            0          0          0
            Accrued discounts (premiums)                  0               0           0            0          0          0
                 Realized gain (loss)                     0               0           0            0          0          0
            Change in unrealized appreciation
                 (depreciation)                           0               0           0            0          0          0
            Net purchases (sales)                         0               0           0            0          0          0
            Net transfer in (out) of Level 3              0         110,787           0            0          0          0
         BALANCE AS OF 09/30/2009                         0         110,787           0            0          0          0

                                                   Small    Strategic
                                                  Company   Small Cap
                                                   Value      Value
                                                 Portfolio  Portfolio
                                                 ---------  ---------
EQUITY SECURITIES
    COMMON STOCKS
         BALANCE AS OF 09/30/2008                $     0    $       0
            Accrued discounts (premiums)               0            0
                 Realized gain (loss)                  0            0
            Change in unrealized appreciation
                 (depreciation)                        0            0
            Net purchases (sales)                      0            0
            Net transfer in (out) of Level 3           0            0
         BALANCE AS OF 09/30/2009                      0            0
    PREFERRED STOCKS
         BALANCE AS OF 09/30/2008                      0            0
            Accrued discounts (premiums)               0            0
                 Realized gain (loss)                  0            0
            Change in unrealized appreciation
                 (depreciation)                        0            0
            Net purchases (sales)                      0            0
            Net transfer in (out) of Level 3           0       42,400
         BALANCE AS OF 09/30/2009                      0       42,400
    WARRANTS
         BALANCE AS OF 09/30/2008                      0            0
            Accrued discounts (premiums)               0            0
                 Realized gain (loss)                  0            0
            Change in unrealized appreciation
                 (depreciation)                        0            0
            Net purchases (sales)                      0            0
            Net transfer in (out) of Level 3           0            0
         BALANCE AS OF 09/30/2009                      0            0
    RIGHTS
         BALANCE AS OF 09/30/2008                      0            0
            Accrued discounts (premiums)               0            0
                 Realized gain (loss)                  0            0
            Change in unrealized appreciation
                 (depreciation)                        0            0
            Net purchases (sales)                      0            0
            Net transfer in (out) of Level 3           0            0
         BALANCE AS OF 09/30/2009                      0            0

Notes to Financial Statements                    Wells Fargo Advantage Master Portfolios 229

                                                                                            Large                        Small
                                             International  International    Large Cap     Company       Small Cap      Company
                                                 Index          Value      Appreciation     Growth         Index         Growth
                                               Portfolio      Portfolio      Portfolio     Portfolio     Portfolio     Portfolio
                                             -------------  -------------  ------------  -------------  ------------  ------------
CORPORATE DEBT SECURITIES
    BALANCE AS OF 09/30/2008                 $          0   $          0   $ 1,273,322   $ 14,495,731   $ 5,674,386   $10,030,449
         Accrued discounts (premiums)                   0              0             0              0             0             0
            Realized gain (loss)                        0              0       (38,038)      (387,124)     (196,050)     (231,103)
         Change in unrealized appreciation
            (depreciation)                              0              0       (75,375)    (1,213,939)     (670,642)     (893,103)
         Net purchases (sales)                          0              0      (634,590)   (10,115,480)   (3,140,207)   (6,695,034)
         Net transfer in (out) of Level 3               0              0             0              0             0             0
    BALANCE AS OF 09/30/2009                            0              0       525,319      2,779,188     1,667,487     2,211,209
SHORT-TERM SECURITIES
    BALANCE AS OF 09/30/2009                            0              0             0              0             0             0
         Accrued discounts (premiums)                   0              0             0              0             0             0
            Realized gain (loss)                        0              0             0              0             0             0
         Change in unrealized appreciation
            (depreciation)                              0              0             0              0             0             0
         Net purchases (sales)                          0              0             0              0             0             0
         Net transfer in (out) of Level 3          23,194        140,944             0              0             0             0
    BALANCE AS OF 09/30/2009                       23,194        140,944             0              0             0             0
TOTAL                                        $     26,273   $    251,731   $   525,319   $  2,779,188   $ 1,667,487   $ 2,211,209

                                                Small      Strategic
                                               Company     Small Cap
                                                Value        Value
                                               Portfolio   Portfolio
                                             ------------  ---------
CORPORATE DEBT SECURITIES
    BALANCE AS OF 09/30/2008                 $ 5,219,257   $       0
         Accrued discounts (premiums)                  0           0
            Realized gain (loss)                (147,632)          0
         Change in unrealized appreciation
            (depreciation)                      (622,161)          0
         Net purchases (sales)                (2,901,381)          0
         Net transfer in (out) of Level 3              0           0
    BALANCE AS OF 09/30/2009                   1,548,083           0
SHORT-TERM SECURITIES
    BALANCE AS OF 09/30/2009                           0           0
         Accrued discounts (premiums)                  0           0
            Realized gain (loss)                       0           0
         Change in unrealized appreciation
            (depreciation)                             0           0
         Net purchases (sales)                         0           0
         Net transfer in (out) of Level 3              0           0
    BALANCE AS OF 09/30/2009                           0           0
TOTAL                                        $ 1,548,083   $  42,400

                                                                                       Large                     Small
                                        International  International    Large Cap     Company      Small Cap    Company
                                             Index         Value      Appreciation     Growth        Index      Growth
                                           Portfolio     Portfolio      Portfolio     Portfolio    Portfolio   Portfolio
                                        -------------  -------------  ------------  ------------  ----------  -----------
Change in unrealized appreciation
(depreciation) relating to securities
held at the end of reporting period
    EQUITY SECURITIES
         COMMON STOCKS                  $     (486)    $        0     $         0   $         0   $       0   $        0
         WARRANTS                            2,239              0               0             0           0            0
    CORPORATE DEBT SECURITIES                    0                        (50,125)   (1,080,357)   (590,494)    (786,821)

                                         Small       Strategic
                                         Company     Small Cap
                                          Value        Value
                                        Portfolio    Portfolio
                                        ----------   ---------
Change in unrealized appreciation
(depreciation) relating to securities
held at the end of reporting period
    EQUITY SECURITIES
         COMMON STOCKS                  $       0    $    0
         WARRANTS                               0         0
    CORPORATE DEBT SECURITIES            (547,752)        0

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

ADVISORY FEES

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management.

230 Wells Fargo Advantage Master Portfolios       Notes to Financial Statements

Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser at the following annual rates:


                                                                             Advisory
                                                                            Fees (% of
                                                       Average Daily       Average Daily
                                                         Net Assets         Net Assets)
                                                     ------------------   ---------------
C&B LARGE CAP VALUE PORTFOLIO                        First $500 million       0.700
DISCIPLINE GROWTH PORTFOLIO                           Next $500 million       0.650
EQUITY INCOME PORTFOLIO                               Next $  2 billion       0.600
EQUITY VALUE PORTFOLIO                                Next $  2 billion       0.575
                                                      Over $  5 billion       0.550

EMERGING GROWTH PORTFOLIO                            First $500 million       0.850
SMALL COMPANY GROWTH PORTFOLIO                        Next $500 million       0.825
SMALL COMPANY VALUE PORTFOLIO                         Next $  1 billion       0.800
STRATEGIC SMALL CAP VALUE PORTFOLIO                   Next $  1 billion       0.775
                                                      Over $  3 billion       0.750

INDEX PORTFOLIO                                      First $500 million       0.100
                                                      Next $500 million       0.100
                                                      Next $  2 billion       0.075
                                                      Next $  2 billion       0.075
                                                      Over $  5 billion       0.050

INTERNATIONAL CORE PORTFOLIO                         First $500 million       0.950
INTERNATIONAL GROWTH PORTFOLIO                        Next $500 million       0.900
INTERNATIONAL VALUE PORTFOLIO                         Next $  2 billion       0.850
                                                      Next $  2 billion       0.825
                                                      Over $  5 billion       0.800

INTERNATIONAL INDEX PORTFOLIO                        First $500 million       0.350
                                                      Next $500 million       0.350
                                                      Next $  2 billion       0.325
                                                      Next $  2 billion       0.325
                                                      Over $  5 billion       0.300

LARGE CAP APPRECIATION PORTFOLIO                     First $500 million       0.700
LARGE COMPANY GROWTH PORTFOLIO                        Next $500 million       0.650
                                                      Next $  2 billion       0.600
                                                      Next $  2 billion       0.575
                                                      Over $  5 billion       0.550

SMALL CAP INDEX PORTFOLIO                            First $500 million       0.200
                                                      Next $500 million       0.200
                                                      Next $  2 billion       0.175
                                                      Next $  2 billion       0.175
                                                      Over $  5 billion       0.150

Funds Management may retain the services of certain investment sub-advisers to provide daily portfolio management. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser.

Wells Capital Management Incorporated, an affiliate of Funds Management and indirect wholly owned subsidiary of Wells Fargo & Company, is the sub-adviser to Emerging Growth Portfolio, Equity Income Portfolio, Index Portfolio, Small Cap Index Portfolio and Strategic Small Cap Value Portfolio.

Peregrine Capital Management, Inc., an affiliate of Funds Management and direct wholly owned subsidiary of Wells Fargo & Company, is the sub-adviser to Large Company Growth Portfolio, Small Company Growth Portfolio and Small Company Value Portfolio.

Notes to Financial Statements        Wells Fargo Advantage Master Portfolios 231

Evergreen Investment Management Company, LLC, an affiliate of Funds Management and indirect wholly owned subsidiary of Wells Fargo & Company, is the sub-adviser to International Core Portfolio. Prior to March 2, 2009, New Star Institutional Managers Limited served as sub-adviser to International Core Portfolio.

Cooke & Bieler LP is the sub-adviser to C&B Large Cap Value Portfolio. Systematic Financial Management LP is the sub-adviser to Equity Value Portfolio. Artisan Partners LP is the sub-adviser to International Growth Portfolio. SSgA Funds Management is the sub-adviser to International Index Portfolio. LSV Asset Management is the sub-adviser to International Value Portfolio. Cadence Capital Management LLC is the sub-adviser to Large Cap Appreciation Portfolio.

Funds Management has contractually waived advisory fees during the year ended September 30, 2009 to the extent necessary to maintain certain net operating expense ratios for the Funds. Expenses were waived by Funds Management proportionately from all classes, first from advisory fees, and then from any class specific expenses, if applicable.

CUSTODY FEES

The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB") whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to a monthly fee for custody services at an annual rate of 0.02% of the average daily net assets of each Fund, except International Core Portfolio, International Growth Portfolio, International Index Portfolio and International Value Portfolio. WFB is paid at an annual rate of 0.10% of the average daily net assets of International Core Portfolio, International Growth Portfolio, International Index Portfolio and International Value Portfolio.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) and U.S. Government obligations for the year ended September 30, 2009, were as follows:

                                        Purchases at Cost     Sales Proceeds
                                        -----------------   -----------------
C&B LARGE CAP VALUE PORTFOLIO           $     160,927,009   $     143,646,475
DISCIPLINED GROWTH PORTFOLIO                   85,167,383          82,199,417
EMERGING GROWTH PORTFOLIO                     110,515,810         114,524,768
EQUITY INCOME PORTFOLIO                        28,740,788          69,748,144
EQUITY VALUE PORTFOLIO                        652,944,312         692,389,939
INDEX PORTFOLIO                               170,034,226         226,582,331
INTERNATIONAL CORE PORTFOLIO                  135,021,342         135,721,277
INTERNATIONAL GROWTH PORTFOLIO                129,167,908         107,876,764
INTERNATIONAL INDEX PORTFOLIO                   8,508,478          17,418,402
INTERNATIONAL VALUE PORTFOLIO                 114,625,396         104,522,089
LARGE CAP APPRECIATION PORTFOLIO              139,466,103         168,400,608
LARGE COMPANY GROWTH PORTFOLIO                124,502,947         418,526,595
SMALL CAP INDEX PORTFOLIO                      40,963,852          46,668,988
SMALL COMPANY GROWTH PORTFOLIO                569,719,372         626,807,573
SMALL COMPANY VALUE PORTFOLIO                 264,922,622         407,487,049
STRATEGIC SMALL CAP VALUE PORTFOLIO            92,080,323         109,324,671

6. DERIVATIVE TRANSACTIONS

At September 30, 2009, the following Funds had long futures contracts outstanding as follows:

                                                                                                                Net Unrealized
                                                                                Initial Contract    Value at    Appreciation/
                                 Expiration Date              Type                   Amount        9/30/2009    (Depreciation)
                                 ----------------  ---------------------------  ----------------  -----------  ---------------
INDEX PORTFOLIO                  December 2009           64 Long S&P 500          $16,346,386     $16,846,400     $ 500,014
INTERNATIONAL INDEX PORTFOLIO    December 2009     12 Long Dow Jones Euro STOX    $   490,349     $   501,133     $  10,784
                                 December 2009         8 Long FTSE 1001DX         $   635,112     $   651,387     $  16,275
                                 December 2009         4 Long TOPIX Index         $   418,172     $   406,545     $ (11,627)
SMALL CAP INDEX PORTFOLIO        December 2009        53 Long Russell 2000        $ 3,068,940     $ 3,195,900     $ 126,960

232 Wells Fargo Advantage Master Portfolios        Notes to Financial Statements

The Index Portfolio, International Index Portfolio, and Small Cap Index Portfolio had average contract amounts of $15,906,100, $2,134,727, and $3,007,536 respectively, in futures contracts during the year ended September 30, 2009.

At September 30, 2009, the Funds had forward foreign currency exchange contracts outstanding as follows:

Forward Foreign Currency Exchange Contracts to Sell:

                                                                                                            Net Unrealized
                                                                          U.S. Value at   In Exchange for    Appreciation/
                                   Exchange Date   Contracts to Deliver     9/30/2009          U.S. $       (Depreciation)
                                   --------------  ---------------------  --------------  ----------------  --------------
INTERNATIONAL CORE PORTFOLIO        12/22/2009          3,166,000 CHF      $3,057,193       $3,062,992        $    5,799
                                    10/29/2009        656,600,000 JPY       7,316,085        6,867,711          (448,374)

Forward Foreign Currency Exchange Contracts to Buy:

                                                                                                            Net Unrealized
                                                                          U.S. Value at   In Exchange for    Appreciation/
                                   Exchange Date   Contracts to Receive     9/30/2009          U.S. $       (Depreciation)
                                   -------------   --------------------   --------------  ----------------  --------------
INTERNATIONAL INDEX PORTFOLIO       12/29/2009            300,000 EUR        $439,008          $442,890         $(3,882)
                                    12/29/2009            150,000 GBP         239,724           241,940          (2,216)
                                    12/29/2009         20,000,000 JPY         222,804           220,240           2,564

For Index Portfolio, International Core Portfolio, International Growth Portfolio, International Value Portfolio and Small Cap Index Portfolio, the fair value, realized gains or losses and change in unrealized gains or losses on derivative instruments are reflected in the appropriate financial statements of each Fund.

For International Index Portfolio, a summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2009 was as follows for International Index Portfolio:

                                                 ASSET DERIVATIVES                           LIABILITY DERIVATIVES
DERIVATIVES NOT ACCOUNTED FOR AS      ---------------------------------------   -----------------------------------------------
HEDGING INSTRUMENTS                    Balance Sheet Location      Fair Value         Balance Sheet Location         Fair Value
--------------------------------      -------------------------    ----------   ----------------------------------   ----------
Equity contracts                      Unrealized appreciation
                                        on futures contracts       $   15,432
Forward foreign currency contracts    Unrealized appreciation on                Unrealized depreciation on
                                        forward currency contracts      2,564     forward foreign currency contracts $    6,098
                                                                   $   17,996                                        $    6,098

The effect of derivative instruments on the Statement of Operations for the year ended September 30, 2009 was as follows for International Index Portfolio:

                                            AMOUNT OF REALIZED GAIN OR LOSS ON DERIVATIVES
DERIVATIVES NOT ACCOUNTED FOR AS        ------------------------------------------------------
HEDGING INSTRUMENTS                      Futures      Forward Currency Contracts      Total
--------------------------------        ---------     --------------------------    ----------
Equity contracts                        $(372,450)            $    0                $(372,450)
Forward foreign currency contracts              0             $8,796                $   8,796
                                        $(372,450)            $8,796                $(363,654)

                                          CHANGE IN UNREALIZED GAINS OR LOSSES ON DERIVATIVES
DERIVATIVES NOT ACCOUNTED FOR AS        ------------------------------------------------------
HEDGING INSTRUMENTS                      Futures      Forward Currency Contracts      Total
--------------------------------        ---------     --------------------------    ----------
Equity contracts                        $ 150,758             $     0                $ 150,758
Forward foreign currency contracts              0             $42,868                $  42,868
                                        $ 150,758             $42,868                $ 193,626

Notes to Financial Statements        Wells Fargo Advantage Master Portfolios 233

7. IN-KIND TRANSACTIONS

In connection with the transactions described below, each of the C&B Large Cap Value Portfolio and the Index Portfolio received securities that were contributed in-kind by the Wells Fargo Advantage C&B Large Cap Value Fund and the Wells Fargo Advantage Index Fund, respectively, each a series of Wells Fargo Funds Trust, in an in-kind subscription for interests in the respective portfolios. As of the open of business on July 21, 2008, each series of Wells Fargo Funds Trust identified below as an "Acquiring Fund" acquired all of the assets and assumed all of the liabilities of its corresponding series of Wells Fargo Funds Trust identified below as a "Target Fund" (each a "Acquisition", and collectively the "Acquisitions"), as shown in the table below.

Target Fund                                                    Acquiring Fund
----------------------------------------       ----------------------------------------------
WELLS FARGO ADVANTAGE EQUITY INDEX FUND                      Wells Fargo Advantage Index Fund
WELLS FARGO ADVANTAGE VALUE FUND               Wells Fargo Advantage C&B Large Cap Value Fund

The Acquisitions were accomplished through the following steps. In a tax-free exchange, the Wells Fargo Advantage Index Fund issued 5,921,421 of its shares (valued at $286,059,163) in exchange for all of the assets and liabilities of the Wells Fargo Advantage Equity Index Fund. The aggregate net assets of the Wells Fargo Advantage Equity Index Fund at the close of business on July 18, 2008 were valued at $286,059,163 and were combined with those of the Wells Fargo Advantage Index Fund. In a tax-free exchange, the Wells Fargo Advantage C&B Large Cap Value Fund issued 2,679,869 of its shares (valued at $21,385,482) in exchange for all of the assets and liabilities of the Wells Fargo Advantage Value Fund. The aggregate net assets of the Wells Fargo Advantage Value Fund at the close of business on July 18, 2008 were valued at $21,385,482 and were combined with those of the Wells Fargo Advantage C&B Large Cap Value Fund. Each Target Fund then liquidated by distributing the corresponding Acquiring Fund shares pro rata to the Target Fund shareholders, so that Target Fund shareholders received shares of a specified class of the corresponding Acquiring Fund with a total value equal to the value of their Target Fund shares at the close of business on July 18, 2008. The Wells Fargo Advantage Index Fund then transferred in-kind the assets acquired in the Acquisition valued at $286,059,163 to the Index Portfolio in which it invests all or substantially all of its assets in exchange for interests in the Index Portfolio. The Wells Fargo Advantage C&B Large Cap Value Fund then transferred in-kind the assets acquired in the Acquisition valued at $21,385,482 to the C&B Large Cap Value Portfolio in which it invests all or substantially all of its assets in exchange for interests in the C&B Large Cap Value Portfolio.

8. EXPENSE REDUCTION

Through expense offset arrangements with the Funds' custodian, a portion of fund expenses may have been reduced.

9. INDEMNIFICATION

Under the Trust's organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated.

234 Wells Fargo Advantage Master Portfolios     Report of Independent Registered
                                                          Public Accounting Firm

BOARD OF TRUSTEES AND INTERESTHOLDERS OF WELLS FARGO MASTER TRUST:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Wells Fargo Advantage C&B Large Cap Value Portfolio, Wells Fargo Advantage Disciplined Growth Portfolio, Wells Fargo Advantage Emerging Growth Portfolio, Wells Fargo Advantage Equity Income Portfolio, Wells Fargo Advantage Equity Value Portfolio, Wells Fargo Advantage Index Portfolio, Wells Fargo Advantage International Core Portfolio, Wells Fargo Advantage International Growth Portfolio, Wells Fargo Advantage International Index Portfolio, Wells Fargo Advantage International Value Portfolio, Wells Fargo Advantage Large Cap Appreciation Portfolio, Wells Fargo Advantage Large Company Growth Portfolio, Wells Fargo Advantage Small Cap Index Portfolio, Wells Fargo Advantage Small Company Growth Portfolio, Wells Fargo Advantage Small Company Value Portfolio, and Wells Fargo Advantage Strategic Small Cap Value Portfolio (collectively the "Portfolios"), sixteen of the portfolios constituting the Wells Fargo Master Trust, as of September 30, 2009, and the related statements of operations for the year then ended, the statements of changes in net assets, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2009, by correspondence with the custodian and brokers, or other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned Portfolios of Wells Fargo Master Trust as of September 30, 2009, the results of their operations for the year then ended, changes in their net assets, and the financial highlights for the periods presented, in conformity with U.S. generally accepted accounting principles.

                                                        (KPMG LLP)

Philadelphia, Pennsylvania
November 25, 2009

Other Information (Unaudited)         Wells Fargo Advantage Allocation Funds 235

PROXY VOTING INFORMATION

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS, or visiting the SEC Web site at WWW.SEC.GOV. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds' Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS or by visiting the SEC Web site at WWW.SEC.GOV.

TAX INFORMATION

Pursuant to Section 852(b)(3) of the Internal Revenue Code, for the year ended September 30, 2009, the Asset Allocation Fund designates the amount of $81,111 as a long-term capital gain distribution.

Pursuant to Section 854(b)(2) of the Internal Revenue Code, the Asset Allocation Fund designates 70.30% of its ordinary income dividends distributed during the year ended September 30, 2009, as qualifying for the corporate dividends-received deduction.

Pursuant to Section 1(h)(11) of the Internal Revenue Code, the Asset Allocation Fund designates the amount of $9,691,090 from their income dividends paid during the year ended September 30, 2009 as qualified dividend income.

Pursuant to Section 871(k)(1)(C) of the Code, the Asset Allocation Fund designates the amount of $6,581,860 from their income dividends paid during the year ended September 30, 2009 as interest-related dividends.

236 Wells Fargo Advantage Allocation Funds         Other Information (Unaudited)

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for each Fund, except money market funds, are publicly available on the Funds' Web site (WWW.WELLSFARGO.COM/ADVANTAGEFUNDS) on a monthly, 30-day or more delayed basis, and for money market funds, on a monthly, seven-day delayed basis. In addition, top ten holdings information for each Fund is publicly available on the Funds'Web site on a monthly, seven-day or more delayed basis. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at WWW.SEC.GOV. In addition, each Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Funds Trust (the "Trust") and Officers of the Trust. This table should be read in conjunction with the Prospectus and the Statement of Additional Information1 of each Fund. Each of the Trustees and Officers listed below acts in identical capacities for each of the 133 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"), except that the person occupying the office of Treasurer varies for specified Funds. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

INDEPENDENT TRUSTEES

                      Position Held and
Name and Age          Length of Service(2)        Principal Occupations During Past Five Years                   Other Directorships
---------------       -------------------------   ----------------------------------------------------------     -------------------
Peter G. Gordon       Trustee, since 1998,        Co-Founder, Chairman, President and CEO of Crystal Geyser      None
67                    Chairman since 2005         Water Company.
                      (Lead Trustee since 2001)

Isaiah Harris, Jr.    Advisory Board Trustee,     Retired. Prior thereto, President and CEO of BellSouth         CIGNA Corporation
56                    since 2008                  Advertising and Publishing Corp from 2005 to 2007, President   Deluxe Corporation
                                                  and CEO of BellSouth Enterprises from 2004 to 2005 and
                                                  President of BellSouth Consumer Services from 2000 to 2003.
                                                  Currently a member of the Iowa State University Foundation
                                                  Board of Governors and a member of the Advisory Board of
                                                  Iowa State University School of Business.

Judith M. Johnson     Trustee, since 2008         Retired. Prior thereto, Chief Executive Officer and Chief      None
60                                                Investment Officer of Minneapolis Employees Retirement Fund
                                                  from 1996 to 2008. Ms. Johnson is a certified public
                                                  accountant and a certified managerial accountant.

David F. Larcker      Advisory Board Trustee,     James Irvin Miller Professor of Accounting at the Graduate     None
58                    since 2008                  School of Business, Stanford University. Director of
                                                  Corporate Governance Research Program and Co-Director of The
                                                  Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of
                                                  Business, Stanford University. Prior thereto, Ernst & Young
                                                  Professor of Accounting at The Wharton School, University of
                                                  Pennsylvania from 1985 to 2005.

Olivia S. Mitchell    Trustee, since 2006         Professor of Insurance and Risk Management, Wharton School,    None
56                                                University of Pennsylvania. Director of the Boettner Center
                                                  on Pensions and Retirement Research. Research associate and board member, Penn Aging Research Center. Research
                                                  associate, National Bureau of Economic Research.

237 Wells Fargo Advantage Allocation Funds         Other Information (Unaudited)

                      Position Held and
Name and Age          Length of Service(2)        Principal Occupations During Past Five Years                   Other Directorships
------------------    ------------------------    ------------------------------------------------------------   -------------------
Timothy J. Penny      Trustee, since 1996         President and CEO of Southern Minnesota Initiative             None
57                                                Foundation, a non-profit organization, since 2007 and Senior
                                                  Fellow at the Humphrey Institute Policy Forum at the
                                                  University of Minnesota since 1995. Member of the Board of
                                                  Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.

Donald C. Willeke     Trustee, since 1996         Principal of the law firm of Willeke & Daniels. General         None
69                                                Counsel of the Minneapolis Employees Retirement Fund from
                                                  1984 to present.

OFFICERS

                      Position Held and
Name and Age          Length of Service(2)        Principal Occupations During Past Five Years                   Other Directorships
------------------    ------------------------    ------------------------------------------------------------   -------------------
Karla M. Rabusch      President, since 2003       Executive Vice President of Wells Fargo Bank, N.A. and         None
50                                                President of Wells Fargo Funds Management, LLC since 2003.
                                                  Senior Vice President and Chief Administrative Officer of
                                                  Wells Fargo Funds Management, LLC from 2001 to 2003.

C. David Messman      Secretary, since 2000;      Senior Vice President and Secretary of Wells Fargo Funds       None
49                    Chief Legal Counsel,        Management, LLC since 2001. Vice President and Managing
                      since 2003                  Senior Counsel of Wells Fargo Bank, N.A. since 1996.

Kasey Phillips(3)     Treasurer, since 2009       Senior Vice President of Evergreen Investment Management       None
38                                                Company, LLC since 2006 and currently the Treasurer of the
                                                  Evergreen Funds since 2005. Vice President and Assistant
                                                  Vice President of Evergreen Investment Services, Inc. from
                                                  1999 to 2006.

David Berardi(4)      Assistant Treasurer,        Vice President of Evergreen Investment Management Company,     None
34                    since 2009                  LLC since 2008. Assistant Vice President of Evergreen
                                                  Investment Services, Inc. from 2004 to 2008. Manager of Fund
                                                  Reporting and Control for Evergreen Investment Management
                                                  Company, LLC since 2004.

Jeremy DePalma(4)     Assistant Treasurer,        Senior Vice President of Evergreen Investment Management       None
35                    since 2009                  Company, LLC since 2008. Vice President, Evergreen
                                                  Investment Services, Inc. from 2004 to 2007. Assistant Vice
                                                  President, Evergreen Investment Services, Inc. from 2000 to
                                                  2004 and the head of the Fund Reporting and Control Team
                                                  within Fund Administration since 2005.

Debra Ann Early       Chief Compliance Officer,   Chief Compliance Officer of Wells Fargo Funds Management,      None
45                    since 2007                  LLC since 2007. Chief Compliance Officer of Parnassus
                                                  Investments from 2005 to 2007. Chief Financial Officer of
                                                  Parnassus Investments from 2004 to 2007 and Senior Audit
                                                  Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

---------------
1. The Statement of Additional Information includes additional information about the Funds'Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds'Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

2. Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

3.    Effective November 1, 2009.

4.    Treasurer during the period from June 1, 2009 to October 31, 2009.

238 Wells Fargo Advantage Allocation Funds                 List of Abbreviations

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG    -- Association of Bay Area Governments
ADR     -- American Depositary Receipt
AMBAC   -- American Municipal Bond Assurance Corporation
AMT     -- Alternative Minimum Tax
ARM     -- Adjustable Rate Mortgages
BART    -- Bay Area Rapid Transit
CDA     -- Community Development Authority
CDO     -- Collateralized Debt Obligation
CDSC    -- Contingent Deferred Sales Charge
CGIC    -- Capital Guaranty Insurance Company
CGY     -- Capital Guaranty Corporation
CIFG    -- CDC (Caisse des Depots et Consignations) IXIS Financial Guarantee
COP     -- Certificate of Participation
CP      -- Commercial Paper
CTF     -- Common Trust Fund
DW&P    -- Department of Water & Power
DWR     -- Department of Water Resources
ECFA    -- Educational & Cultural Facilities Authority
EDFA    -- Economic Development Finance Authority
ETET    -- Eagle Tax-Exempt Trust
ETF     -- Exchange-Traded Fund
FFCB    -- Federal Farm Credit Bank
FGIC    -- Financial Guaranty Insurance Corporation
FHA     -- Federal Housing Authority
FHAG    -- Federal Housing Agency
FHLB    -- Federal Home Loan Bank
FHLMC   -- Federal Home Loan Mortgage Corporation
FNMA    -- Federal National Mortgage Association
FSA     -- Farm Service Agency
GDR     -- Global Depositary Receipt
GNMA    -- Government National Mortgage Association
GO      -- General Obligation
HCFR    -- Healthcare Facilities Revenue
HEFA    -- Health & Educational Facilities Authority
HEFAR   -- Higher Education Facilities Authority Revenue
HFA     -- Housing Finance Authority
HFFA    -- Health Facilities Financing Authority
HUD     -- Housing & Urban Development
IDA     -- Industrial Development Authority
IDAG    -- Industrial Development Agency
IDR     -- Industrial Development Revenue
LIBOR   -- London Interbank Offered Rate
LLC     -- Limited Liability Company
LOC     -- Letter of Credit
LP      -- Limited Partnership
MBIA    -- Municipal Bond Insurance Association
MFHR    -- Multi-Family Housing Revenue
MMD     -- Municipal Market Data
MTN     -- Medium Term Note
MUD     -- Municipal Utility District
NATL-RE -- National Public Finance Guarantee Corporation
PCFA    -- Pollution Control Finance Authority
PCR     -- Pollution Control Revenue
PFA     -- Public Finance Authority
PFFA    -- Public Facilities Financing Authority
plc     -- Public Limited Company
PSFG    -- Public School Fund Guaranty
R&D     -- Research & Development
RDA     -- Redevelopment Authority
RDFA    -- Redevelopment Finance Authority
REITS   -- Real Estate Investment Trusts
SFHR    -- Single Family Housing Revenue
SFMR    -- Single Family Mortgage Revenue
SLMA    -- Student Loan Marketing Association
SPDR    -- Standard & Poor's Depositary Receipts
STIT    -- Short-Term Investment Trust
TBA     -- To Be Announced
TRAN    -- Tax Revenue Anticipation Notes
USD     -- Unified School District
XLCA    -- XL Capital Assurance

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reports at WWW.WELLSFARGO.COM/ADVANTAGEDELIVERY

(WELLS FARGO LOGO)

More information about WELLS FARGO ADVANTAGE FUNDS is available free upon request. To obtain literature, please write, e-mail, visit the Funds' Web site, or call:

WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266
E-mail: wfaf@wellsfargo.com

Web site: www.wellsfargo.com/advantagefunds
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF WELLS FARGO ADVANTAGE FUNDS. IF THIS REPORT IS USED FOR PROMOTIONAL PURPOSES, DISTRIBUTION OF THE REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, CALL 1-800-222-8222 OR VISIT THE FUNDS' WEB SITE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS. PLEASE CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THIS AND OTHER INFORMATION ABOUT WELLS FARGO ADVANTAGE FUNDS CAN BE FOUND IN THE CURRENT PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member FINRAI/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

                                                                (LOGO)
                                                       Printed on Recycled paper

(C) 2009 Wells Fargo Funds Management, LLC. All rights reserved.        www.wellsfargo.com/advantagefunds               118532 11-09
                                                                                                                   AAFLD/AR110 09-09

                                              (WELLS FARGO ADVANTAGE FUNDS LOGO)

(REDUCE CLUTTER. SAVE TREES. LOGO)

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www.wellsfargo.com/advantagedelivery

(GRAPHIC)

Annual Report
September 30, 2009

(GRAPHIC)

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

-    WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE FUND

-    WELLS FARGO ADVANTAGE DIVERSIFIED EQUITY FUND

-    WELLS FARGO ADVANTAGE DIVERSIFIED SMALL CAP FUND

-    WELLS FARGO ADVANTAGE EMERGING GROWTH FUND

-    WELLS FARGO ADVANTAGE EQUITY INCOME FUND

-    WELLS FARGO ADVANTAGE EQUITY VALUE FUND

-    WELLS FARGO ADVANTAGE GROWTH EQUITY FUND

-    WELLS FARGO ADVANTAGE INTERNATIONAL VALUE FUND

-    WELLS FARGO ADVANTAGE LARGE CAP APPRECIATION FUND

-    WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH FUND

-    WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH FUND

-    WELLS FARGO ADVANTAGE SMALL COMPANY VALUE FUND

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www.wellsfargo.com/advantagedelivery

Contents

LETTER TO SHAREHOLDERS ...................................................     2
PERFORMANCE HIGHLIGHTS
C&B Large Cap Value Fund .................................................     6
Diversified Equity Fund ..................................................    12
Diversified Small Cap Fund ...............................................    18
Emerging Growth Fund .....................................................    22
Equity Income Fund .......................................................    28
Equity Value Fund ........................................................    34
Growth Equity Fund .......................................................    40
International Value Fund .................................................    44
Large Cap Appreciation Fund ..............................................    50
Large Company Growth Fund ................................................    56
Small Company Growth Fund ................................................    60
Small Company Value Fund .................................................    64
FUND EXPENSES ............................................................    68
PORTFOLIO OF INVESTMENTS
C&B Large Cap Value Fund .................................................    73
Diversified Equity Fund ..................................................    73
Diversified Small Cap Fund ...............................................    74
Emerging Growth Fund .....................................................    74
Equity Income Fund .......................................................    74
Equity Value Fund ........................................................    75
Growth Equity Fund .......................................................    75
International Value Fund .................................................    75
Large Cap Appreciation Fund ..............................................    76
Large Company Growth Fund ................................................    76
Small Company Growth Fund ................................................    77
Small Company Value Fund .................................................    77
FINANCIAL STATEMENTS
Statements of Assets and Liabilities .....................................    78
Statements of Operations .................................................    82
Statements of Changes in Net Assets ......................................    86
Financial Highlights .....................................................    98
NOTES TO FINANCIAL STATEMENTS ............................................   112
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ..................   120
MASTER PORTFOLIOS
PORTFOLIO OF INVESTMENTS
C&B Large Cap Value Portfolio ............................................   121
Disciplined Growth Portfolio .............................................   126
Emerging Growth Portfolio ................................................   131
Equity Income Portfolio ..................................................   137
Equity Value Portfolio ...................................................   142
Index Portfolio ..........................................................   147
International Core Portfolio .............................................   163
International Growth Portfolio ...........................................   168
International Index Portfolio ............................................   172
International Value Portfolio ............................................   192
Large Cap Appreciation Portfolio .........................................   197
Large Company Growth Portfolio ...........................................   202
Small Cap Index Portfolio ................................................   206
Small Company Growth Portfolio ...........................................   223
Small Company Value Portfolio ............................................   229
Strategic Small Cap Value Portfolio ......................................   235
FINANCIAL STATEMENTS
Statements of Assets and Liabilities .....................................   246
Statements of Operations .................................................   250
Statements of Changes in Net Assets ......................................   254
Financial Highlights .....................................................   262
NOTES TO FINANCIAL STATEMENTS ............................................   264
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ..................   278
OTHER INFORMATION ........................................................   279
LIST OF ABBREVIATIONS ....................................................   287

The views expressed are as of September 30, 2009, and are those of the Fund managers. Any reference to a specific security in this report is not a recommendation to purchase or sell any specific security or adopt any investment strategy. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS.

NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

(GRAPHIC)

WELLS FARGO INVESTMENT HISTORY

1971 INTRODUCED ONE OF THE FIRST INSTITUTIONAL INDEX FUNDS.

1978 ONE OF THE FIRST FIRMS TO APPLY ASSET ALLOCATION THEORY TO INVESTMENT
     PORTFOLIO MANAGEMENT.

1985 ONE OF THE FIRST FIRMS TO CREATE A THREE-WAY ASSET ALLOCATION FUND THAT
     "TILTS" INVESTMENTS TOWARD PORTIONS OF THE MARKET THAT OUR PROPRIETARY MODELS INDICATE WILL PERFORM BETTER.

1994 INTRODUCED TARGET DATE FUNDS THAT AUTOMATICALLY REALLOCATE THE ASSET MIX
     OVER SPECIFIC TIME HORIZONS.

1997 WELLS FARGO LAUNCHED THE WEALTHBUILDER PORTFOLIOS, A UNIQUE "FUND OF FUNDS"
     THAT USES FLEXIBLE ASSET ALLOCATION STRATEGIES TO SHIFT ASSETS.

1999 REORGANIZED THE NORWEST ADVANTAGE FUNDS(R) AND STAGECOACH FUNDS(R) INTO THE
     WELLS FARGO FUNDS(R).

2003 EXPANDED FIXED-INCOME, SMALL CAP, AND EMERGING MARKETS LINEUP FROM
     MONTGOMERY ASSET MANAGEMENT, LLC.

2004 ADDED ADDITIONAL LARGE CAP AND MID CAP FUNDS TO THE LINEUP BY ADOPTING THE
     COOKE & BIELER VALUE FUNDS.

2005 WELLS FARGO FUNDS MERGED WITH STRONG FUNDS TO BECOME WELLS FARGO ADVANTAGE
     FUNDS, FORMING A FUND FAMILY OF OVER 110 FUNDS AND PLACING IT AMONG THE TOP 20 MUTUAL FUND FAMILIES IN THE UNITED STATES.

2006 ENHANCED AND RENAMED THE WELLS FARGO ADVANTAGE OUTLOOK FUNDS(SM) TO THE
     WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS(SM), WHICH SEEK TO REPLICATE RETURNS OF THE APPROPRIATE DOW JONES TARGET DATE INDEXES, THE FIRST LIFE CYCLE INDEXES IN THE INVESTMENT INDUSTRY.

WELLS FARGO ADVANTAGE FUNDS(R)

WELLS FARGO ADVANTAGE FUNDS skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of our investors is backed by our unique combination of qualifications.

STRENGTH

Our organization is built on the standards of integrity and service established by our parent company - Wells Fargo & Company - more than 150 years ago. Our diverse family of mutual funds covers a broad spectrum of investment styles and asset classes. And, because we're part of a widely diversified financial enterprise, we offer the scale and resources to help investors succeed, providing access to complementary solutions such as separately managed accounts, college investing plans, and retirement plans.

EXPERTISE

Our approach to investing is guided by the belief that agile, independent investment teams - each with its own distinct strengths and disciplines - provide a superior level of insight and expertise. Each team is free to concentrate on managing money through well-defined philosophies and processes that have proven to be consistent and repeatable over time.

PARTNERSHIP

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

FOR 529 PLANS, AN INVESTOR'S OR A DESIGNATED BENEFICIARY'S HOME STATE MAY OFFER STATE TAX OR OTHER BENEFITS THAT ARE ONLY AVAILABLE FOR INVESTMENTS IN THAT STATE'S QUALIFIED TUITION PROGRAM. PLEASE CONSIDER THIS BEFORE INVESTING.

CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES BEFORE INVESTING. FOR A CURRENT PROSPECTUS FOR WELLS FARGO ADVANTAGE FUNDS OR A CURRENT PROGRAM DESCRIPTION FOR CERTAIN 529 COLLEGE SAVINGS PLANS, CONTAINING THIS AND OTHER INFORMATION, VISIT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS. READ IT CAREFULLY BEFORE INVESTING.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for WELLS FARGO ADVANTAGE FUNDS, the WELLS FARGO ADVISOR(SM) program, Wells Fargo Managed Account Services, and certain 529 college savings plans. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds and shares in the 529 plans are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

NOT PART OF THE ANNUAL REPORT.

WELLS FARGO ADVANTAGE FUNDS OFFERS MORE THAN 110 MUTUAL FUNDS ACROSS A WIDE RANGE OF ASSET CLASSES, REPRESENTING OVER $160 BILLION IN ASSETS UNDER MANAGEMENT, AS OF SEPTEMBER 30, 2009.

EQUITY FUNDS

Asia Pacific Fund
C&B Large Cap Value Fund
C&B Mid Cap Value Fund
Capital Growth Fund
Common Stock Fund
Discovery Fund+
Diversified Equity Fund
Diversified Small Cap Fund
Emerging Growth Fund
Emerging Markets Equity Fund
Endeavor Select Fund+
Enterprise Fund+
Equity Income Fund
Equity Value Fund
Growth Fund
Growth Equity Fund
Index Fund
International Core Fund
International Equity Fund
International Value Fund
Large Cap Appreciation Fund
Large Cap Growth Fund
Large Company Core Fund
Large Company Growth Fund
Large Company Value Fund
Mid Cap Disciplined Fund
Mid Cap Growth Fund
Opportunity Fund+
Small Cap Disciplined Fund
Small Cap Growth Fund
Small Cap Opportunities Fund
Small Cap Value Fund
Small Company Growth Fund
Small Company Value Fund
Small/Mid Cap Value Fund
Social Sustainability Fund+
Specialized Financial Services Fund
Specialized Technology Fund
U.S. Value Fund

BOND FUNDS

California Limited-Term Tax-Free Fund
California Tax-Free Fund
Colorado Tax-Free Fund
Diversified Bond Fund
Government Securities Fund(1)
High Income Fund
Income Plus Fund
Inflation-Protected Bond Fund
Intermediate Tax/AMT-Free Fund
Minnesota Tax-Free Fund
Municipal Bond Fund
Short Duration Government Bond Fund(1)
Short-Term Bond Fund
Short-Term High Yield Bond Fund
Short-Term Municipal Bond Fund
Stable Income Fund
Strategic Income Fund
Total Return Bond Fund
Ultra Short-Term Income Fund
Ultra Short-Term Municipal Income Fund
Wisconsin Tax-Free Fund

ASSET ALLOCATION FUNDS

Aggressive Allocation Fund
Asset Allocation Fund
Conservative Allocation Fund
Growth Balanced Fund
Moderate Balanced Fund
WealthBuilder Conservative Allocation Portfolio+
WealthBuilder Equity Portfolio+
WealthBuilder Growth Allocation Portfolio+
WealthBuilder Growth Balanced Portfolio+
WealthBuilder Moderate Balanced Portfolio+
WealthBuilder Tactical Equity Portfolio+
Target Today Fund(2)+
Target 2010 Fund(2)+
Target 2015 Fund(2)+
Target 2020 Fund(2)+
Target 2025 Fund(2)+
Target 2030 Fund(2)+
Target 2035 Fund(2)+
Target 2040 Fund(2)+
Target 2045 Fund(2)+
Target 2050 Fund(2)+

MONEY MARKET FUNDS

100% Treasury Money Market Fund(1)
California Tax-Free Money Market Fund
California Tax-Free Money Market Trust
Cash Investment Money Market Fund
Government Money Market Fund(1)
Heritage Money Market Fund+
Minnesota Money Market Fund
Money Market Fund
Money Market Trust
Municipal Money Market Fund
National Tax-Free Money Market Fund
National Tax-Free Money Market Trust
Overland Express Sweep Fund+
Prime Investment Money Market Fund
Treasury Plus Money Market Fund(1)

VARIABLE TRUST FUNDS(3)

VT Asset Allocation Fund
VT C&B Large Cap Value Fund
VT Discovery Fund+
VT Equity Income Fund
VT International Core Fund
VT Large Company Core Fund
VT Large Company Growth Fund
VT Money Market Fund
VT Opportunity Fund+
VT Small Cap Growth Fund
VT Small/Mid Cap Value Fund
VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

----------
(1.) The U.S. government guarantee applies to certain of the underlying securities and NOT to shares of the Fund.

(2.) The full name of this Fund series is the Wells Fargo Advantage Dow Jones
     Target Date FundsSM.

(3.) The Variable Trust Funds are generally available only through insurance company variable contracts.

+ In this report, the WELLS FARGO ADVANTAGE DISCOVERY FUND(SM), WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND(SM), WELLS FARGO ADVANTAGE ENTERPRISE FUND(SM), WELLS FARGO ADVANTAGE OPPORTUNITY FUND(SM), WELLS FARGO ADVANTAGE SOCIAL SUSTAINABILITY FUND(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIOSM, WELLS FARGO ADVANTAGE WEALTHBUILDER EQUITY PORTFOLIOSM, WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH ALLOCATION PORTFOLIOSM, WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH BALANCED PORTFOLIOSM, WELLS FARGO ADVANTAGE WEALTHBUILDER MODERATE BALANCED PORTFOLIOSM, WELLS FARGO ADVANTAGE WEALTHBUILDER TACTICAL EQUITY PORTFOLIOSM, WELLS FARGO ADVANTAGE DOW JONES TARGET TODAY FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2010 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2015 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2020 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2025 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2030 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2035 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2040 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2045 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2050 FUND(SM), WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND(SM), WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND(SM), WELLS FARGO ADVANTAGE VT DISCOVERY FUND(SM), AND WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND(SM) are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, Social Sustainability Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Heritage Money Market Fund, Overland Express Sweep Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the annual report.

                       2 Wells Fargo Equity Gateway Funds


                                                          Letter to Shareholders

(PHOTO OF KARLA M. RABUSCH)

KARLA M. RABUSCH,
President
WELLS FARGO ADVANTAGE FUNDS

THE 12-MONTH PERIOD BEGAN WITH THE WORST MONTHLY DECLINE FOR THE EQUITY MARKETS SINCE 1987 BUT ENDED WITH SEVEN CONSECUTIVE MONTHS OF POSITIVE RETURNS FOR THE S&P 500 INDEX, ITS SECOND-LONGEST STRETCH IN A DECADE.

Dear Valued Shareholder,

We are pleased to provide you with this annual report for the Wells Fargo Advantage Equity Gateway Funds for the 12-month period that ended September 30, 2009. The period brought welcome signs of a potentially sustainable economic recovery, sparking a sharp rally in the financial markets that broke a streak of six consecutive quarterly declines. We believe that the sharp reversal that occurred in the financial markets during the 12-month period underscores the importance of maintaining a disciplined focus on a long-term investment strategy. Although periods of volatility can be challenging for investors, staying focused on a long-term strategy based on individual goals and risk tolerance can help avoid missing potential periods of strong recovery.

SIGNS OF ECONOMIC IMPROVEMENT SPARKED SUSTAINED MARKET RALLY.

The 12-month period began with the worst monthly decline for the equity markets since 1987 but ended with seven consecutive months of positive returns for the S&P 500 Index, its second-longest stretch in a decade. In between, the market saw its strongest rally since 1938 as early signs of potential economic improvement began to emerge in March 2009.

As the period began in October 2008, fallout from the credit crisis continued amid mounting fears of a sustained economic recession. Volatility spiked across the financial markets in fall 2008 after Lehman Brothers filed for bankruptcy and the government enacted emergency measures to rescue AIG, Fannie Mae, Freddie Mac, and other large financial institutions. Volatility rose to unprecedented heights in October and November as the global financial system froze up and investors feared a total economic collapse. Concerns about potential nationalization of the banking system kept volatility elevated early in 2009, but the release of bank stress tests in May alleviated those concerns and volatility declined steadily as the market rallied through the end of the 12-month period.

DETERIORATION IN ECONOMIC GROWTH SLOWED AND WAS POISED TO TURN POSITIVE.

Economic growth remained weak throughout the 12-month period, with four consecutive quarters of negative economic growth for the first time in at least 60 years. Gross domestic product (GDP) growth was -0.7% in the second quarter of 2009 after contracting -6.4% in the first quarter and -5.4% in the fourth quarter of 2008. GDP was expected to be positive in the third quarter of 2009, however, as early signs of economic improvement continued to strengthen throughout 2009. The National Bureau of Economic Research (NBER) declared in December 2008 that a U.S. economic contraction had begun in December 2007. Despite the signs of improvement, however, the NBER had not declared an official end to the recession by the end of the 12-month period.

UNEMPLOYMENT REMAINED HIGH, BUT OTHER ECONOMIC INDICATORS IMPROVED.

The unemployment rate rose throughout the 12-month period, reaching 9.8% in September 2009 - its highest level in more than 25 years. After spiking early in the period on massive job cuts, the pace had slowed by the end of the period, but unemployment may climb above 10% in coming months. Payroll employment showed a monthly decline of more than 650,000 jobs from December through March, the worst four consecutive months in the postwar period. By the end of the 12-month period, initial unemployment claims had

                       Wells Fargo Equity Gateway Funds 3


Letter to Shareholders

begun to slow but remained elevated at more than 550,000 per week. Since the start of the recession, more than 7 million jobs have been lost.

Although unemployment remained high, other economic statistics began to show signs of improvement. Industrial production, manufacturing, and consumer sentiment had all improved significantly as the 12-month period came to a close. Retail sales improved in the latter months of the period, helped in part by the "cash-for-clunkers" program that temporarily boosted auto sales. Home sales and prices also stabilized and began to show signs of improvement in many areas of the country, spurred in part by the government's $8,000 tax credit for first-time home buyers.

THE FED CONTINUED TO FOCUS ON ECONOMIC STIMULUS.

Despite extensive quantitative easing measures by the Federal Reserve, bank lending did not expand during the 12-month period. This indicates that the trillions of dollars of government stimulus that were added to the monetary system might not have an inflationary impact in the near term. In the second half of the period, debate began to escalate over the need for the Fed to outline an "exit strategy." Despite that debate, however, the Federal Open Market Committee (FOMC) held the federal funds rate at the range of 0% to 0.25% that it first targeted in December 2008. The Fed also continued its purchases of mortgage-backed securities and longer-term Treasuries. In its final statement during the 12-month period, the FOMC noted the signs of economic improvement but reiterated that it was likely to keep the federal funds rate at exceptionally low levels for an extended period because of the continued substantial economic slack.

EQUITY MARKETS EXPERIENCED EXTREME VOLATILITY BUT REBOUNDED IN MARCH.

For the 12-month period, the equity markets can be split into two distinct sub-periods. From the beginning of the period until early March 2009, stocks declined sharply after falling steadily during the first half of 2008. The broad market, as measured by the S&P 500 Index, began the period with a nearly 17% decline in October 2008 - its worst month since October 1987. That changed abruptly on March 9, however, amid talk that several large banks would report stronger-than-expected earnings during the first quarter. Those reports helped dispel investor fears of potential bank nationalization and sparked the biggest rally in the equity markets since 1938, with the S&P 500 Index surging 23% in 13 trading days. That rally moderated but persisted through the summer and into fall, with the S&P 500 Index gaining 56% from the March low through September 30, 2009.

For the full 12-month period, the S&P 500 Index fell 6.9%, and the Dow Jones Industrial Average fell 7.4%. The tech-heavy Nasdaq Composite Index had a positive return of 2.5% over the 12-month period due to the strength of the rebound in technology stocks in 2009.

Over the 12-month period, large cap stocks outpaced small cap stocks as investors rotated into larger, more stable companies during the market decline in late 2008 and early 2009. However, small caps outperformed large caps during the subsequent rally as investors' risk-appetite returned. During the 12-month period, the growth investment style outperformed the value investment style across all market capitalizations, as measured by the Russell indices, benefiting from the growth indices' significant exposure to the information technology sector.

                       4 Wells Fargo Equity Gateway Funds


                                                          Letter to Shareholders

THE RAPID REVERSAL IN MARKET PERFORMANCE THAT OCCURRED IN EARLY 2009 UNDERSCORES THE IMPORTANCE OF MAINTAINING FOCUS ON LONG-TERM INVESTMENT GOALS THROUGH PERIODS OF VOLATILITY SO AS NOT TO MISS POTENTIAL PERIODS OF STRONG RECOVERY.

International stocks, as measured by the MSCI EAFE Index(1), rose 3.2% during the 12-month period, with a 29% gain for 2009 through September 30. Emerging markets, as measured by the MSCI Emerging Markets Index(2), climbed 19.1% for the 12-month period, surging 64.4% for 2009 through September 30.

DON'T LET SHORT-TERM VOLATILITY DERAIL LONG-TERM INVESTMENT GOALS.

The 12-month period that ended September 30, 2009, was challenging for investors but brought a welcome reprieve from the volatility of 2008 as it came to a close. The rapid reversal in market performance that occurred in early 2009 underscores the importance of maintaining focus on long-term investment goals through periods of volatility so as not to miss potential periods of strong recovery. Although periods of volatility can present challenges, experience has taught us that maintaining a long-term investment strategy based on individual goals and risk tolerance can be an effective way to plan for the future.

As a whole, WELLS FARGO ADVANTAGE FUNDS represent investments across a broad range of asset classes and investment styles, giving you an opportunity to create a diversified investment portfolio. Although diversification may not prevent losses in a downturn, it may help to reduce them and provide you with one way of managing risk. Our diverse family of mutual funds may also help. We offer more than 110 Funds that cover a broad spectrum of investment styles and asset classes.

Thank you for choosing WELLS FARGO ADVANTAGE FUNDS. We appreciate your confidence in us. Through each market cycle, we are committed to helping you meet your financial needs. If you have any questions about your investment, please contact your investment professional or call us at 1-800-222-8222. You may also want to visit our Web site at www.wellsfargo.com/advantagefunds.

Sincerely,


/s/ Karla M. Rabusch

Karla M. Rabusch
President
WELLS FARGO ADVANTAGE FUNDS

----------
(1.) The Morgan Stanley Capital International Europe, Australasia, and Far East
     ("MSCI EAFE") Stock Index is an unmanaged group of securities widely regarded by investors to be representations of the stock markets of Europe, Australasia, and the Far East. You cannot invest directly in an index.

(2.) The Morgan Stanley Capital International Emerging Markets (MSCI Emerging
     Markets) Index is a free float-adjusted market capitalization index designed to measure the equity market performance in the global emerging markets. The index is currently comprised of 25 emerging market country indices. You cannot invest directly in an index.

     Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

                       6 Wells Fargo Equity Gateway Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE FUND

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE FUND (the Fund) seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Cooke & Bieler, L.P.

PORTFOLIO MANAGERS

Kermit S. Eck, CFA
Daren C. Heitman, CFA
Steve Lyons, CFA
Michael M. Meyer, CFA
James R. Norris
Edward W. O'Connor, CFA
R. James O'Neil, CFA
Mehul Trivedi, CFA

FUND INCEPTION

May 15, 1990

PERFORMANCE SUMMARY

12-MONTH TOTAL RETURN AS OF SEPTEMBER 30, 2009

C&B LARGE CAP VALUE FUND         1 Year
------------------------         ------
Investor Class                    (6.06)%
Russell 1000(R) Value Index(1)   (10.62)%

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - www.wellsfargo.com/advantagefunds.

INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. NET AND GROSS EXPENSE RATIOS FOR INVESTOR CLASS SHARES ARE 1.20% AND 1.45%, RESPECTIVELY. THE INVESTMENT ADVISER HAS CONTRACTUALLY COMMITTED THROUGH JANUARY 31, 2010, TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THIS NET OPERATING EXPENSE RATIO. WITHOUT THESE REDUCTIONS, THE FUND'S RETURNS WOULD HAVE BEEN LOWER.

GROWTH OF $10,000 INVESTMENTS(2)
(AS OF SEPTEMBER 30, 2009)

                               (PERFORMANCE GRAPH)

             Wells Fargo Advantage   Wells Fargo Advantage
              C&B Large Cap Value     C&B Large Cap Value    RUSSELL 1000
  DATE           Fund- CLASS A       Fund - INVESTOR CLASS    VALUE INDEX
----------   ---------------------   ---------------------   ------------
 9/30/1999            9425                   10000              10,000
10/31/1999            9496                   10075              10,576
11/30/1999            9465                   10042              10,493
12/31/1999            9414                    9989              10,544
 1/31/2000            9079                    9633              10,200
 2/29/2000            8528                    9048               9,442
 3/31/2000            9591                   10176              10,594
 4/30/2000            9699                   10291              10,470
 5/31/2000           10108                   10724              10,581
 6/30/2000            9622                   10209              10,097
 7/31/2000            9719                   10311              10,224
 8/31/2000           10237                   10862              10,793
 9/30/2000           10373                   11005              10,891
10/31/2000           10530                   11172              11,159
11/30/2000           10518                   11159              10,745
12/31/2000           11249                   11935              11,283
 1/31/2001           11463                   12163              11,326
 2/28/2001           11310                   12000              11,011
 3/31/2001           11016                   11688              10,622
 4/30/2001           11277                   11965              11,143
 5/31/2001           11784                   12503              11,394
 6/30/2001           11396                   12091              11,141
 7/31/2001           11627                   12336              11,117
 8/31/2001           11596                   12304              10,672
 9/30/2001           10942                   11610               9,921
10/31/2001           11004                   11675               9,835
11/30/2001           11683                   12396              10,407
12/31/2001           11990                   12722              10,652
 1/31/2002           11974                   12705              10,570
 2/28/2002           12214                   12959              10,587
 3/31/2002           12825                   13607              11,088
 4/30/2002           12728                   13505              10,708
 5/31/2002           12873                   13658              10,761
 6/30/2002           12074                   12810              10,143
 7/31/2002           11126                   11805               9,200
 8/31/2002           11239                   11924               9,270
 9/30/2002            9956                   10563               8,239
10/31/2002           10438                   11075               8,850
11/30/2002           11210                   11894               9,407
12/31/2002           10684                   11336               8,999
 1/31/2003           10325                   10955               8,781
 2/28/2003            9876                   10479               8,547
 3/31/2003           10001                   10610               8,561
 4/30/2003           11116                   11794               9,314
 5/31/2003           11907                   12633               9,916
 6/30/2003           12094                   12832              10,040
 7/31/2003           12311                   13061              10,189
 8/31/2003           12797                   13578              10,348
 9/30/2003           12476                   13237              10,247
10/31/2003           13397                   14214              10,874
11/30/2003           13595                   14425              11,022
12/31/2003           14260                   15129              11,701
 1/31/2004           14477                   15360              11,907
 2/29/2004           14911                   15820              12,162
 3/31/2004           14828                   15732              12,055
 4/30/2004           14665                   15559              11,761
 5/31/2004           14828                   15732              11,881
 6/30/2004           15169                   16094              12,161
 7/31/2004           14716                   15614              11,990
 8/31/2004           14771                   15671              12,161
 9/30/2004           14934                   15844              12,349
10/31/2004           14988                   15902              12,554
11/30/2004           15387                   16325              13,189
12/31/2004           16043                   17020              13,631
 1/31/2005           15621                   16572              13,389
 2/28/2005           15896                   16864              13,833
 3/31/2005           15731                   16670              13,643
 4/30/2005           15419                   16358              13,398
 5/31/2005           15786                   16747              13,721
 6/30/2005           15804                   16767              13,871
 7/31/2005           16263                   17253              14,272
 8/31/2005           15970                   16942              14,210
 9/30/2005           15804                   16767              14,410
10/31/2005           15529                   16475              14,044
11/30/2005           16135                   17098              14,503
12/31/2005           16092                   17071              14,592
 1/31/2006           16506                   17510              15,159
 2/28/2006           16543                   17549              15,252
 3/31/2006           16938                   17968              15,458
 4/30/2006           17370                   18427              15,851
 5/31/2006           17126                   18168              15,451
 6/30/2006           16976                   18008              15,549
 7/31/2006           17032                   18068              15,927
 8/31/2006           17596                   18666              16,194
 9/30/2006           18179                   19284              16,517
10/31/2006           18837                   19982              17,057
11/30/2006           19288                   20441              17,447
12/31/2006           19561                   20751              17,838
 1/31/2007           19859                   21066              18,067
 2/28/2007           19323                   20477              17,785
 3/31/2007           19303                   20477              18,060
 4/30/2007           20077                   21298              18,727
 5/31/2007           20514                   21761              19,403
 6/30/2007           20275                   21508              18,949
 7/31/2007           19581                   20772              18,073
 8/31/2007           19502                   20688              18,276
 9/30/2007           20216                   21445              18,903
10/31/2007           20355                   21593              18,905
11/30/2007           19700                   20898              17,981
12/31/2007           19161                   20312              17,807
 1/31/2008           18367                   19470              17,094
 2/29/2008           17594                   18671              16,378
 3/31/2008           17573                   18649              16,255
 4/30/2008           18221                   19337              17,047
 5/31/2008           18284                   19381              17,020
 6/30/2008           16487                   17474              15,391
 7/31/2008           16842                   17851              15,335
 8/31/2008           17176                   18206              15,596
 9/30/2008           16069                   17030              14,450
10/31/2008           12851                   13615              11,949
11/30/2008           11806                   12507              11,092
12/31/2008           12253                   12999              11,246
 1/31/2009           11098                   11749               9,953
 2/29/2009            9944                   10544               8,623
 3/31/2009           10778                   11431               9,360
 4/30/2009           12125                   12840              10,363
 5/31/2009           12552                   13294              11,004
 6/30/2009           12745                   13521              10,923
 7/31/2009           13771                   14612              11,817
 8/31/2009           14456                   15339              12,435
 9/30/2009           15097                   15998              12,916

----------
(1.) The Russell 1000(R) Value Index measures performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an Index.

(2.) The chart compares the performance of the WELLS FARGO ADVANTAGE C&B LARGE
     CAP VALUE FUND Class A shares and Investor Class shares for the most recent ten years with the Russell 1000(R) Value Index. The chart assumes a hypothetical investment of $10,000 in Class A shares and Investor Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

                       Wells Fargo Equity Gateway Funds 7


Performance Highlights (Unaudited)

                      WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE FUND (CONTINUED)

MANAGER'S DISCUSSION

FUND HIGHLIGHTS

- The Fund's relative outperformance was attributed to its underweighting in utilities and energy and overweight in the services and media sectors. Stock selection, especially in the financial sector, also aided the Fund's relative performance.

- Market conditions during the period were impacted by the federal government's Troubled Asset Relief Program (TARP) and the government's Stimulus Plan.

-    We remain advocates for careful and selective risk-taking.

THE FUND'S RELATIVE PERFORMANCE WAS ATTRIBUTED TO BOTH SECTOR ALLOCATION AND STOCK SELECTION.

SCTOR DISTRIBUTION(3)
(AS OF SEPTEMBER 30, 2009)

                                   (PIE CHART)

Consumer Discretionary      (16%)
Consumer Staples            (12%)
Energy                       (5%)
Financials                  (19%)
Health Care                 (11%)
Industrials                 (20%)
Information Technology      (12%)
Materials                    (2%)
Telecommunication Services   (3%)

The Fund outperformed its benchmark during the 12 month period. In light of the low-quality nature of the market, one might ask how the Fund could have performed as well as it did, relative to the index, given our high-quality, low-risk investment approach. The answer is that the portfolio's sector allocations were a strong contributor. Underweighting in energy and utilities was beneficial to the Fund's relative performance. With sector allocations largely a function of our bottom-up stock selection process, we have believed for some time that both sectors offered limited investment opportunities based on our company-by-company analysis. Alternatively, our ability over the past few years to identify attractively valued stocks of high-quality companies in the services sector with moderate cyclicality led to the Fund's overweighting in the services and media sectors, which also helped the Fund's relative performance. We were also pleased that stock selection contributed positively. As bottom-up stock pickers, our goal is to add value through our stock selection process.

Positive contributors during the 12-month period included Kohl's, Darden Restaurants, Manpower, Fiserv, and United Parcel Services (Cl B). Our worst detractors included Office Depot, General Electric, Allstate, Bank of America, and Jones Apparel Group.

Another aspect that negatively affected the Fund's performance during the period was securities lending. The Fund engages in securities lending as a way of seeking to generate additional income and is a process that is distinct from the investment decisions made by the portfolio management team. During the period, securities lending detracted from the Fund's overall performance due to the decline in value of certain securities in which securities lending cash collateral was invested.

----------
(3.) Sector distribution is subject to change and is calculated based on the total investments of the Fund, excluding cash and cash equivalents.

                       8 Wells Fargo Equity Gateway Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE FUND (CONTINUED)

EVER MINDFUL OF THE UNCERTAINTY FACING THE ECONOMY AND MARKET, WE MADE CHANGES TO THE PORTFOLIO:

In addition to adding to existing holdings, we also established the following new positions: Axis Capital Holdings, Chevron, Chubb, Fiserv, Republic Services, and United Parcel Service.

To make room for these new positions, we sold Old Republic, due to poor results in mortgage insurance, and a reassessment on our part about the long-term prospects for this business. We also sold CareFusion, which was a spin-off from Cardinal Health, and subsequently did not meet our criteria for continuing to hold it. Dell was eliminated based on our view that the company's margin recovery potential is not what we thought it would be and is limited by an increasingly competitive PC market combined with a less PC-centric computing world. Jones Apparel Group and Office Depot were eliminated due to concerns about their long-term competitive positioning.

THE INVESTMENT ENVIRONMENT IS SHOWING SIGNS OF STABILIZATION IN THE MIDST OF ONGOING CHALLENGES.

We believe that the market clearly has strong momentum and some things going for it. From our perspective, there are clear signs of stabilization including more normal spreads in the credit markets, improving existing home sales, improving activity in the manufacturing and services sectors, and flattening of the decline in the employment rate. In our view, the economy seems to be poised for growth.

If natural recovery forces are not enough to help the recovery along, the Federal Reserve and federal government are providing plenty of external support designed to promote stability and growth. And, with interest rates still near zero, and the Fed continuing to ease quantitatively, by adding liquidity to the market through various lending programs, the markets seem to be showing some signs of improvement. If all of this does not suffice, the market could also benefit from corporate America's ability to outperform expectations that, in our opinion, became overly dire. We believe that this non-exhaustive list suggests that the market could keep rolling.

We are, however, a bit wary of being too optimistic mostly because it seems that growing expectations go hand-in-hand with the market's advance in the form of valuations. Though perhaps not extremely so, the market is at least somewhat vulnerable because valuations have increased to the point that underlying

TEN LARGEST EQUITY HOLDINGS(4)
(AS OF SEPTEMBER 30, 2009)

American Express Company         4.10%
Exxon Mobile Corporation         3.57%
Omnicom Group Incorporated       3.38%
Colgate Palmolive Company        3.13%
State Street Corporation         2.98%
Johnson & Johnson                2.86%
Microsoft Corporation            2.85%
Quest Diagnostics Incorporated   2.83%
Vodafone Group plc ADR           2.70%
Kohls Corporation                2.66%

----------
(4.) The ten largest equity holdings are calculated based on the value of the Master Trust portfolio securities allocable to the Fund divided by the total investments of the Fund. Holdings are subject to change and may have changed since the date specified. See Notes to Financial Statements for a discussion of the Master Trust.

                       Wells Fargo Equity Gateway Funds 9


Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE FUND (CONTINUED)

expectations for earnings recovery and inflation are quickly approaching a typically optimistic level. And, with ongoing economic challenges posed by continuing systemic deleveraging and persistent unemployment, we are not sure that unbridled optimism will reign anytime soon.

All this is a way of saying we expect the investment environment to become more of a grind. At a minimum, we are fast approaching the point where underlying fundamentals matter, especially among the more economically sensitive stocks that, due to their big gains, are increasingly burdened with earnings recovery expectations. Going forward we envision an environment marked by fits and stops in which winners and losers are clearly distinguished by their underlying fundamental improvement relative to expectations. As such, we continue to advocate careful and selective risk-taking and believe our steadfast commitment to high quality, low-risk equity investing may reward our decisions.

                       10 Wells Fargo Equity Gateway Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(5) (%) (AS OF SEPTEMBER 30, 2009)

                                     Including Sales Charge                 Excluding Sales Charge            Expense Ratio
                              ------------------------------------   ------------------------------------   -----------------
C&B LARGE CAP VALUE FUND      6 Month*   1 Year   5 Year   10 Year   6 Month*   1 Year   5 Year   10 Year   Gross(6)   Net(7)
---------------------------   --------   ------   ------   -------   --------   ------   ------   -------   --------   ------
Class A (CBEAX)                31.96     (11.46)  (0.96)    4.21      40.08      (6.05)   0.22      4.82      1.35%     1.15%
Class B (CBEBX)**              34.29     (11.73)  (0.95)    4.31      39.29      (6.73)  (0.54)     4.31      2.10%     1.90%
Class C (CBECX)                38.56      (7.62)  (0.52)    4.08      39.56      (6.62)  (0.52)     4.08      2.10%     1.90%
Administrator Class (CBLLX)                                           40.08      (5.83)   0.44      4.94      1.17%     0.95%
Institutional Class (CBLSX)                                           40.40      (5.62)   0.72      5.10      0.90%     0.70%
Investor Class (CBEQX)                                                39.96      (6.06)   0.19      4.81      1.45%     1.20%
Russell 1000 Value Index(1)                                           37.99     (10.62)   0.90      2.59

*    Returns for periods of less than one year are not annualized.

** Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - www.wellsfargo.com/advantagefunds.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS, INSTITUTIONAL CLASS AND INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. The use derivatives may reduce returns and/or increase volatility. Consult the Fund's prospectus for additional information on these and other risks.

----------
(5.) Effective December 6, 2004, the Fund is a gateway feeder fund that invests all of its assets in a single master portfolio of the Master Trust with a substantially similar investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolio in which it invests.

     Performance shown prior to the inception of Class A, Class B and Class C shares, on July 26, 2004, shares reflects the performance of the unnamed share class of the C&B Large Cap Value Portfolio, predecessor fund, adjusted to reflect Class A, Class B and Class C shares sales charges and expenses, as applicable. Performance shown prior to the inception of the Administrator Class and Institutional Class shares on July 26, 2004, reflects the performance of the unnamed share class of the C&B Large Cap Value Portfolio and includes expenses that are not applicable to and are higher than those of the Administrator Class and Institutional Class shares. Effective June 20, 2008, Class D shares as renamed Investor Class shares and modified to assume the features and attributes of the Investor Class shares.

(6.) Reflects the gross expense ratio as stated in the February 1, 2009 prospectuses, includes gross expenses allocated from the master portfolio in which the Fund invests and is based on the Fund's previous fiscal year expenses as reported in the Financial Highlights.

(7.) The investment adviser has contractually committed through January 31, 2010, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

                      12 Wells Fargo Equity Gateway Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE DIVERSIFIED EQUITY FUND

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE DIVERSIFIED EQUITY FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISERS FOR MASTER PORTFOLIOS

Artisan Partners Limited Partnership
Cadence Capital Management LLC
Cooke & Bieler, L.P.
Evergreen Investment Management Company, LLC
LSV Asset Management
Peregrine Capital Management, Inc.
Smith Asset Management Group L. P.
SSgA Funds Management
Systematic Financial Management, L.P.
Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Thomas C. Biwer, CFA
Christian L. Chan, CFA
Andrew Owen, CFA

FUND INCEPTION

December 31, 1988

PERFORMANCE SUMMARY

12-MONTH TOTAL RETURN AS OF SEPTEMBER 30, 2009 (EXCLUDING SALES CHARGES)

DIVERSIFIED EQUITY FUND                 1 Year
-----------------------                 ------
Class A                                 (5.33)%
Diversified Equity Composite Index(1)   (5.27)%
S&P 500 Index(2)                        (6.91)%

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - www.wellsfargo.com/advantagefunds.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. NET AND GROSS EXPENSE RATIONS FOR CLASS A SHARES ARE 1.25% AND 1.42%, RESPECTIVELY. THE INVESTMENT ADVISER HAS CONTRACTUALLY COMMITTED THROUGH JANUARY 31, 2010, TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THIS NET OPERATING EXPENSE RATIO. WITHOUT THESE REDUCTIONS, THE FUND'S RETURNS WOULD HAVE BEEN LOWER.

GROWTH OF $10,000 INVESTMENTS(3)
(AS OF SEPTEMBER 30, 2009)

                              (PERFORMANCE GRAPH)

                                          Wells Fargo
                  Wells Fargo        Advantage Diversified
             Advantage Diversified       Equity Fund -                       DIVERSIFIED EQUITY
   DATE      Equity Fund - CLASS A    ADMINISTRATOR CLASS    S&P 500 INDEX     COMPOSITE INDEX
   ----      ---------------------   ---------------------   -------------   ------------------
 9/30/1999            9425               10000                   10,000            10,000
10/31/1999            9882               10485                   10,633            10,550
11/30/1999           10167               10790                   10,849            10,842
12/31/1999           10803               11465                   11,488            11,565
 1/31/2000           10343               10974                   10,911            11,060
 2/29/2000           10341               10972                   10,704            11,164
 3/31/2000           11210               11894                   11,751            11,970
 4/30/2000           10940               11608                   11,398            11,537
 5/31/2000           10696               11351                   11,164            11,256
 6/30/2000           10992               11663                   11,439            11,574
 7/31/2000           10826               11487                   11,260            11,334
 8/31/2000           11417               12116                   11,960            12,026
 9/30/2000           10932               11599                   11,328            11,487
10/31/2000           10953               11621                   11,280            11,316
11/30/2000           10281               10911                   10,391            10,391
12/31/2000           10600               11247                   10,442            10,595
 1/31/2001           10771               11428                   10,812            10,937
 2/28/2001            9907               10514                    9,827             9,953
 3/31/2001            9217                9782                    9,204             9,288
 4/30/2001            9955               10568                    9,919            10,046
 5/31/2001            9976               10594                    9,986            10,053
 6/30/2001            9722               10325                    9,743             9,851
 7/31/2001            9576               10172                    9,647             9,680
 8/31/2001            9110                9680                    9,043             9,166
 9/30/2001            8301                8822                    8,313             8,328
10/31/2001            8514                9050                    8,471             8,540
11/30/2001            9119                9695                    9,121             9,146
12/31/2001            9256                9845                    9,201             9,280
 1/31/2002            9114                9695                    9,067             9,104
 2/28/2002            8936                9507                    8,892             8,954
 3/31/2002            9321                9919                    9,226             9,366
 4/30/2002            8973                9549                    8,667             8,971
 5/31/2002            8857                9428                    8,603             8,888
 6/30/2002            8338                8876                    7,990             8,300
 7/31/2002            7527                8016                    7,367             7,583
 8/31/2002            7559                8053                    7,416             7,611
 9/30/2002            6721                7158                    6,610             6,818
10/31/2002            7228                7703                    7,192             7,327
11/30/2002            7636                8139                    7,615             7,765
12/31/2002            7208                7683                    7,167             7,350
 1/31/2003            6971                7432                    6,980             7,147
 2/28/2003            6825                7278                    6,875             7,018
 3/31/2003            6857                7313                    6,942             7,059
 4/30/2003            7420                7916                    7,513             7,661
 5/31/2003            7850                8378                    7,909             8,133
 6/30/2003            7978                8514                    8,010             8,256
 7/31/2003            8201                8755                    8,151             8,456
 8/31/2003            8362                8929                    8,310             8,652
 9/30/2003            8280                8844                    8,222             8,609
10/31/2003            8787                9388                    8,687             9,136
11/30/2003            8883                9492                    8,764             9,274
12/31/2003            9304                9944                    9,223             9,746
 1/31/2004            9454               10106                    9,393             9,947
 2/29/2004            9587               10249                    9,523            10,094
 3/31/2004            9517               10177                    9,380            10,005
 4/30/2004            9295                9941                    9,232             9,790
 5/31/2004            9388               10041                    9,359             9,915
 6/30/2004            9550               10217                    9,541            10,127
 7/31/2004            9175                9819                    9,225             9,747
 8/31/2004            9178                9824                    9,263             9,781
 9/30/2004            9341               10001                    9,363             9,953
10/31/2004            9482               10154                    9,506            10,141
11/30/2004            9952               10660                    9,891            10,651
12/31/2004           10280               11014                   10,227            11,037
 1/31/2005           10002               10716                    9,978            10,752
 2/28/2005           10224               10957                   10,188            11,014
 3/31/2005           10020               10741                   10,007            10,805
 4/30/2005            9755               10460                    9,818            10,554
 5/31/2005           10099               10831                   10,130            10,898
 6/30/2005           10183               10921                   10,144            10,986
 7/31/2005           10624               11399                   10,522            11,422
 8/31/2005           10570               11341                   10,426            11,369
 9/30/2005           10675               11459                   10,510            11,524
10/31/2005           10486               11257                   10,335            11,289
11/30/2005           10886               11688                   10,726            11,706
12/31/2005           10922               11732                   10,729            11,792
 1/31/2006           11283               12122                   11,014            12,250
 2/28/2006           11291               12132                   11,043            12,265
 3/31/2006           11499               12358                   11,181            12,510
 4/30/2006           11643               12516                   11,331            12,717
 5/31/2006           11211               12054                   11,005            12,292
 6/30/2006           11159               12002                   11,020            12,311
 7/31/2006           11084               11921                   11,088            12,325
 8/31/2006           11392               12256                   11,352            12,633
 9/30/2006           11637               12525                   11,644            12,877
10/31/2006           12064               12983                   12,024            13,350
11/30/2006           12303               13243                   12,252            13,651
12/31/2006           12446               13399                   12,424            13,856
 1/31/2007           12668               13645                   12,612            14,079
 2/28/2007           12468               13430                   12,365            13,895
 3/31/2007           12602               13577                   12,504            14,074
 4/30/2007           13107               14124                   13,057            14,645
 5/31/2007           13539               14589                   13,513            15,135
 6/30/2007           13367               14408                   13,289            14,908
 7/31/2007           12935               13946                   12,877            14,427
 8/31/2007           13062               14086                   13,070            14,578
 9/30/2007           13634               14705                   13,558            15,134
10/31/2007           13964               15067                   13,774            15,456
11/30/2007           13310               14363                   13,198            14,776
12/31/2007           13142               14187                   13,107            14,650
 1/31/2008           12209               13180                   12,320            13,696
 2/29/2008           11752               12691                   11,920            13,352
 3/31/2008           11681               12615                   11,869            13,276
 4/30/2008           12265               13249                   12,447            13,938
 5/31/2008           12410               13409                   12,608            14,189
 6/30/2008           11368               12287                   11,545            13,012
 7/31/2008           11320               12234                   11,448            12,896
 8/31/2008           11387               12315                   11,614            13,001
 9/30/2008           10301               11140                   10,579            11,710
10/31/2008            8427                9116                    8,802             9,598
11/30/2008            7735                8370                    8,171             8,872
12/31/2008            7974                8627                    8,257             9,098
 1/31/2009            7270                7866                    7,561             8,300
 2/29/2009            6595                7136                    6,756             7,417
 3/31/2009            7178                7771                    7,348             8,040
 4/30/2009            7928                8587                    8,051             8,920
 5/31/2009            8340                9037                    8,502             9,478
 6/30/2009            8369                9069                    8,519             9,498
 7/31/2009            9044                9803                    9,163            10,262
 8/31/2009            9357               10141                    9,494            10,655
 9/30/2009            9753               10573                    9,848            11,093

----------
(1.) Diversified Equity Composite Index is weighted 25% in the Russell 1000(R)
     Value Index (measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values), 25% in the S&P 500 Index, 25% in the Russell 1000(R) Growth Index (measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values), 15% in the MSCI EAFE Index (an unmanaged group of securities generally representative of the stock markets of Europe, Australasia and the Far East), 10% in the Russell 2000(R) Index (measures the performance of the 2,000 smallest companies in the Russell 3000 Index). You cannot invest directly in an Index.

(2.) S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index with each stock's weight in the Index proportionate to its market value. You cannot invest directly in an Index.

                      Wells Fargo Equity Gateway Funds 13


Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE DIVERSIFIED EQUITY FUND (CONTINUED)

MANAGER'S DISCUSSION

FUND HIGHLIGHTS

- The Fund outperformed the S&P 500 Index for the period but slightly underperformed its composite benchmark.

- The Fund's international strategies were strong performers relative to the composite benchmark for the period.

- The Large Company Growth Fund was a strong performer relative to the composite benchmark and a strong contributor, thanks to its substantial portfolio weighting.

- The Disciplined Growth and Equity Income Portfolios had the largest negative impact on Fund performance.

GLOBAL EQUITIES REBOUNDED IN DRAMATIC FASHION AFTER REACHING THEIR LOW IN MARCH.

The past 12 months were anything but normal in the global equity markets. It was a tale of two markets: global markets plunged to terrifying depths in the first half of the period, then rallied sharply from the March 9, 2009, lows. The turmoil from the financial crisis that plagued the markets in late 2008 and early 2009 largely subsided as massive monetary and fiscal stimulus programs began to take hold. The result was modestly negative returns for the U.S. equity markets and modestly positive returns for foreign markets for the 12-month period.

The period was also marked by wide divergence of returns and shifting fortunes among market cap and style sectors. While both style categories posted declines, losses were much worse among value stocks - with their heavier exposure to financials - than among growth stocks. In the rebound since March 9, value stocks have enjoyed greater strength than growth stocks. And while small-cap stocks lagged large-cap stocks for the 12-month reporting period, that trend reversed in the rebound off the March 9 lows.

TEN LARGEST EQUITY HOLDINGS(4)
(AS OF SEPTEMBER 30, 2009)

Goldman Sachs Group Incorporated   2.22%
Microsoft Corporation              1.89%
Exxon Mobil Corporation            1.82%
Cisco Systems Incorporated         1.76%
Apple Incorporated                 1.57%
Google Incorporated Class A        1.47%
JPMorgan Chase & Company           1.39%
Charles Schwab Corporation         1.14%
Bank of America Corporation        1.07%
Target Corporation                 1.07%

----------
(3.) The chart compares the performance of the WELLS FARGO ADVANTAGE DIVERSIFIED
     EQUITY FUND Class A shares and Administrator Class shares for the most recent ten years with the Diversified Equity Composite Index and the S&P 500 Index. The chart assumes a hypothetical investment of $10,000 in Class A shares and Administrator Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.


(4.) The ten largest equity holdings are calculated based on the value of the Master Trust portfolio securities allocable to the Fund divided by the total investments of the Fund. Holdings are subject to change and may have changed since the date specified. See Notes to Financial Statements for a discussion of the Master Trust.

                      14 Wells Fargo Equity Gateway Funds


Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE DIVERSIFIED EQUITY FUND (CONTINUED)

The Large Company Growth Portfolio, which represents 17.5% of Fund assets, was the largest positive contributor during the period, thanks largely to its avoidance of commercial bank or real estate investment trusts (REIT) holdings. The Disciplined Growth Portfolio was the largest detractor from performance, as individual stock selections within cyclical sectors such as information technology, consumer discretionary, and industrials were a drag on performance.

The Fund's three large-cap value portfolios meaningfully detracted from the portfolio return as a whole, with all three lagging the composite benchmark. The tendency for value portfolios to hold a higher-than-average weighting in financial stocks hurt performance, as these stocks were battered by the recession and credit crunch.

Small-cap stocks in general were poor performers during the period. The Fund's small-cap portfolios as a group lagged the composite benchmark and detracted modestly from the Fund's performance.

SECTOR DISTRIBUTION(5)
(AS OF SEPTEMBER 30, 2009)

                                  (PIE CHART)

Consumer Discretionary        (10%)
Consumer Staples               (7%)
Energy                         (7%)
Financials                    (16%)
Health Care                   (10%)
Industrials                    (9%)
Information Technology        (19%)
International                 (15%)
Materials                      (3%)
Telecommunications Services    (2%)
Utilities                      (2%)

Non-U.S. stocks in general were stronger performers for the period. Three of the Fund's four international portfolios outpaced the composite benchmark, and as a group they contributed to the Fund's relative return. The laggard was the International Core Portfolio, which was primarily hurt by poor stock selection in the materials, financials, and consumer staples sectors.

THE FUND DID NOT CHANGE ANY ALLOCATIONS TO THE UNDERLYING PORTFOLIOS DURING THE YEAR.

The Fund remains invested in its neutral allocation of 25% each in large-cap value, large-cap core, and large-cap growth categories; 10% in the small-cap category; and 15% in the international-equity category.

WHILE SOME STILL FEAR A DOUBLE-DIP RECESSION, WE BELIEVE THAT MANY SIGNS OF A SUSTAINABLE RECOVERY ARE IN EVIDENCE.

Since reaching cyclical lows in March, global equity markets have been on the rise. Investors have seen significant returns in Real Estate Investment Trusts (REITs), emerging market stocks, small-cap stocks, and even in high yield bonds. All the while, long-term U.S. Treasury bonds have lost about 4%. These market signals could bode well for the economy. In our opinion, they signal that cash is being put to work by investors who are finally regaining their appetite for risk.

----------
(5.) Sector distribution is subject to change and is calculated based on the total investments of the Fund, excluding cash and cash equivalents.

                       Wells Fargo Equity Gateway Funds 15


Performance Highlights (Unaudited)

                       WELLS FARGO ADVANTAGE DIVERSIFIED EQUITY FUND (CONTINUED)

Despite these positive signs, headwinds remain. Ballooning federal budget deficits and soaring debt are stoking fears of rising bond yields and inflation. States and municipalities are grappling with budget shortfalls. Taxes are almost certain to rise in an attempt to plug these gaps, with negative implications for growth. The Federal Reserve must eventually raise interest rates and unwind the measures taken to deal with the financial crisis.

The amount of fiscal and monetary stimulus poured into the economy over the past year is astonishing, and the effects of these policies are in our estimation not yet fully realized because they operate with a lag. The focus for financial-market participants has shifted in recent months from "What can the government do to save the economy?" to "How will the government withdraw this huge stimulus without disrupting markets?"While concern about the withdrawal of stimulus is valid, in our opinion, the fact that the focus is now on exit strategies shows that financial market participants believe the worst of the crisis is behind us.

On balance, we believe that the prospects for a sustainable economic recovery are improving, and cautious optimism is justified.

                       16 Wells Fargo Equity Gateway Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE DIVERSIFIED EQUITY FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(6) (%) (AS OF SEPTEMBER 30, 2009)

                                             Including Sales Charge              Excluding Sales Charge          Expense Ratio
                                       -----------------------------------  ----------------------------------  ----------------
DIVERSIFIED EQUITY FUND                6 Months*   1 Year  5 Year  10 Year  6 Months*  1 Year  5 Year  10 Year  Gross(7)  Net(8)
-----------------------                ---------   ------  ------  -------  ---------  ------  ------  -------  --------  ------
Class A (NVDAX)                          28.06    (10.77)  (0.32)   (0.25)    35.87    (5.33)   0.87     0.34     1.42%    1.25%
Class B (NVDBX)**                        30.39    (11.03)  (0.29)   (0.18)    35.39    (6.03)   0.11    (0.18)    2.17%    2.00%
Class C (WFDEX)                          34.37     (7.02)   0.11    (0.41)    35.37    (6.02)   0.11    (0.41)    2.17%    2.00%
Administrator Class (NVDEX)                                                   36.06    (5.09)   1.12     0.56     1.24%    1.00%
Diversified Equity Composite Index(1)                                         37.97    (5.27)   2.19     1.04
S&P 500 Index(2)                                                              34.02    (6.91)   1.02    (0.15)

*    Returns for periods of less than one year are not annualized.

** Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - www.wellsfargo.com/advantagefunds.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to foreign investment risk and smaller company securities risk. Consult the Fund's prospectus for additional information on these and other risks.

----------
(6.) The Fund is a gateway blended Fund that invests all of its assets in two or more master portfolios of the Master Trust in varying proportions. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolios in which it invests.

(7.) Reflects the gross expense ratio as stated in the February 1, 2009 prospectuses includes the pro rata portion of the net operating expenses allocated from the master portfolios in which the Fund invests and is based on the Fund's previous fiscal year expenses as reported in the Financial Highlights.

(8.) The investment adviser has contractually committed through January 31, 2010, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

                       18 Wells Fargo Equity Gateway Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE DIVERSIFIED SMALL CAP FUND

INVESTMENT OBJECTIVE

the WELLS FARGO ADVANTAGE DIVERSIFIED SMALL CAP FUND (THE FUND) SEEKS LONG-TERM CAPITAL APPRECIATION.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER FOR MASTER PORTFOLIOS

Peregrine Capital Management, Inc.
Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Thomas C. Biwer, CFA
Christian L. Chan, CFA
Andrew Owen, CFA

FUND INCEPTION

December 31, 1997

PERFORMANCE SUMMARY
12-MONTH TOTAL RETURN AS OF SEPTEMBER 30, 2009

DIVERSIFIED SMALL CAP FUND   1 Year
--------------------------   ------
Administrator Class          (7.00)%
Russell 2000 Index(1)        (9.55)%

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE AT www.wellsfargo.com/advantagefunds.

ADMINISTRATOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. NET AND GROSS EXPENSE RATIONS FOR ADMINISTRATOR CLASS SHARES ARE 1.00% AND 1.30%, RESPECTIVELY. THE INVESTMENT ADVISER HAS CONTRACTUALLY COMMITTED THROUGH JANUARY 31, 2010, TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THIS NET OPERATING EXPENSE RATIO. WITHOUT THESE REDUCTIONS, THE FUND'S RETURNS WOULD HAVE BEEN LOWER.

GROWTH OF $10,000 INVESTMENTS(2)
(AS OF SEPTEMBER 30, 2009)

                               (PERFORMANCE GRAPH)

             Wells Fargo Advantage
             Diversified Small Cap
                    Fund -               RUSSELL 2000
              ADMINISTRATOR CLASS    (SMALL STOCK) INDEX
             ---------------------   -------------------
 9/30/1999           10000                  10,000
10/31/1999           10000                  10,041
11/30/1999           10388                  10,640
12/31/1999           11131                  11,844
 1/31/2000           10610                  11,654
 2/29/2000           11530                  13,579
 3/31/2000           11929                  12,684
 4/30/2000           11851                  11,920
 5/31/2000           11474                  11,226
 6/30/2000           11984                  12,204
 7/31/2000           11663                  11,811
 8/31/2000           12683                  12,713
 9/30/2000           12395                  12,339
10/31/2000           12295                  11,788
11/30/2000           11286                  10,578
12/31/2000           12437                  11,487
 1/31/2001           12721                  12,085
 2/28/2001           12213                  11,292
 3/31/2001           11658                  10,739
 4/30/2001           12484                  11,580
 5/31/2001           12756                  11,864
 6/30/2001           13087                  12,274
 7/31/2001           12803                  11,609
 8/31/2001           12425                  11,234
 9/30/2001           10843                   9,722
10/31/2001           11244                  10,291
11/30/2001           12073                  11,088
12/31/2001           12696                  11,772
 1/31/2002           12816                  11,650
 2/28/2002           12756                  11,330
 3/31/2002           13759                  12,241
 4/30/2002           14070                  12,353
 5/31/2002           13568                  11,804
 6/30/2002           13055                  11,219
 7/31/2002           11108                   9,524
 8/31/2002           11191                   9,500
 9/30/2002           10391                   8,818
10/31/2002           10666                   9,101
11/30/2002           11251                   9,913
12/31/2002           10849                   9,361
 1/31/2003           10475                   9,102
 2/28/2003           10137                   8,827
 3/31/2003           10282                   8,940
 4/30/2003           11126                   9,788
 5/31/2003           12187                  10,838
 6/30/2003           12500                  11,034
 7/31/2003           13320                  11,725
 8/31/2003           13934                  12,262
 9/30/2003           13645                  12,036
10/31/2003           14694                  13,047
11/30/2003           15140                  13,510
12/31/2003           15614                  13,784
 1/31/2004           16039                  14,383
 2/29/2004           16184                  14,512
 3/31/2004           16354                  14,647
 4/30/2004           15747                  13,900
 5/31/2004           15941                  14,122
 6/30/2004           16633                  14,716
 7/31/2004           15675                  13,725
 8/31/2004           15517                  13,655
 9/30/2004           16269                  14,296
10/31/2004           16657                  14,577
11/30/2004           18004                  15,842
12/31/2004           18598                  16,311
 1/31/2005           17854                  15,630
 2/28/2005           18246                  15,895
 3/31/2005           17750                  15,440
 4/30/2005           16810                  14,556
 5/31/2005           17828                  15,508
 6/30/2005           18559                  16,106
 7/31/2005           19577                  17,127
 8/31/2005           19316                  16,809
 9/30/2005           19538                  16,862
10/31/2005           18676                  16,338
11/30/2005           19760                  17,132
12/31/2005           19851                  17,053
 1/31/2006           21476                  18,582
 2/28/2006           21419                  18,531
 3/31/2006           22317                  19,430
 4/30/2006           22274                  19,427
 5/31/2006           21091                  18,336
 6/30/2006           20877                  18,454
 7/31/2006           20179                  17,854
 8/31/2006           20792                  18,382
 9/30/2006           20892                  18,535
10/31/2006           21932                  19,602
11/30/2006           22445                  20,118
12/31/2006           22472                  20,185
 1/31/2007           22775                  20,523
 2/28/2007           22711                  20,360
 3/31/2007           23015                  20,578
 4/30/2007           23541                  20,948
 5/31/2007           24499                  21,806
 6/30/2007           24276                  21,487
 7/31/2007           22967                  20,017
 8/31/2007           23110                  20,471
 9/30/2007           23765                  20,822
10/31/2007           24419                  21,420
11/30/2007           22472                  19,882
12/31/2007           22296                  19,869
 1/31/2008           20554                  18,514
 2/29/2008           19774                  17,828
 3/31/2008           19592                  17,903
 4/30/2008           20391                  18,652
 5/31/2008           21134                  19,509
 6/30/2008           19484                  18,007
 7/31/2008           19774                  18,674
 8/31/2008           20536                  19,349
 9/30/2008           18867                  17,807
10/31/2008           14876                  14,103
11/30/2008           13080                  12,434
12/31/2008           13845                  13,156
 1/31/2009           12411                  11,693
 2/29/2009           11105                  10,272
 3/31/2009           12103                  11,189
 4/30/2009           14062                  12,918
 5/31/2009           14516                  13,308
 6/30/2009           14861                  13,503
 7/31/2009           16131                  14,804
 8/31/2009           16548                  15,228
 9/30/2009           17546                  16,107

----------
(1.) Russell 2000(R) Index measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. You cannot invest directly in an Index.

(2.) The chart compares the performance of the Wells FARGO ADVANTAGE DIVERSIFIED
     SMALL CAP FUND Administrator Class shares for the most recent ten years of the Fund with the Russell 2000(R) Index. The chart assumes a hypothetical investment of $10,000 in Administrator Class shares and reflects all operating expenses.

                       Wells Fargo Equity Gateway Funds 19


Performance Highlights (Unaudited)

                    WELLS FARGO ADVANTAGE DIVERSIFIED SMALL CAP FUND (CONTINUED)

MANAGER'S DISCUSSION

FUND HIGHLIGHTS

-    The Fund outpaced its benchmark during the period.

- All four actively-managed Fund components outpaced the Fund's benchmark during the year.

- The Small Company Growth Portfolio was responsible for most of the outperformance.

GLOBAL EQUITIES STAGED A STRONG RECOVERY AFTER REACHING THEIR LOWS IN MARCH.

The past 12 months were anything but normal in the global equity markets. It was a tale of two markets: global markets plunged to terrifying depths in the first half of the period, then rallied sharply from the March 9, 2009, lows. The turmoil from the financial crisis that plagued the markets in late 2008 and early 2009 largely subsided, as massive monetary and fiscal stimulus programs began to take hold. The result was modestly negative returns for the U.S. equity markets and modestly positive returns for foreign markets for the 12-month period.

Small-cap stocks generally lagged large caps on balance over the period, and small-cap value stocks, with their greater exposure to the beleaguered financials sector, lagged small-cap growth stocks. Since the March 9 lows, small cap stocks have outperformed large cap stocks, which is typical market action in anticipation of economic recovery.

The Fund engages in securities lending as a way of seeking to generate additional income and is a process that is distinct from the investment decisions made by the portfolio management team. During the period, securities lending detracted from the Fund's overall performance due to the decline in value of certain securities in which securities lending cash collateral was invested.

All four actively-managed Fund components outpaced their respective style benchmarks and the broader Russell 2000 Index for the period. The Small Company Growth Portfolio, which comprised 21.67% of the Fund during the period, was the greatest contributor to Fund return, handily beating both the Russell 2000 Growth and Russell 2000 indices. Superior stock selection in the information technology and industrials sectors was responsible for nearly all of the relative outperformance. The Strategic Small Cap Value Portfolio,

SECTOR DISTRIBUTION(3)
(AS OF SEPTEMBER 30, 2009)

                                   (PIE CHART)

Consumer Discretionary        (15%)
Consumer Staples               (3%)
Energy                         (6%)
Financials                    (18%)
Health Care                   (13%)
Industrials                   (15%)
Information Technology        (21%)
Materials                      (5%)
Telecommunications Services    (1%)
Utilities                      (3%)

----------
(3.) Sector distribution is subject to change and is calculated based on the total investments of the Fund, excluding cash and cash equivalents.

                       20 Wells Fargo Equity Gateway Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE DIVERSIFIED SMALL CAP FUND (CONTINUED)

which comprised 30% of Fund assets during the period, was also a significant contributor. It, too, outpaced its style benchmark and the broader Russell 2000 Index. Energy sector stock selection and a large underweight in financials drove its strong performance.

THE FUND DID NOT CHANGE ANY ALLOCATIONS TO THE UNDERLYING PORTFOLIOS DURING THE YEAR.

TEN LARGEST EQUITY HOLDINGS(4)
(AS OF SEPTEMBER 30, 2009)
----------------------------
Intermec Incorporated              0.73%
Concur Technologies Incorporated   0.57%
Macrovision Solution Corporation   0.56%
Neutral Tandem Incorporated        0.52%
Genoptix Incorporated              0.51%
Olin Corporation                   0.47%
Clean Harbors Incorporated         0.45%
Jarden Corporation                 0.44%
ATMI Incorporated                  0.43%
Successfactors Incorporated        0.43%

The Fund remains in its neutral allocation of one-third each in the small-company value, small-company core, and small-company growth categories.

WHILE SOME STILL FEAR A DOUBLE-DIP RECESSION, WE BELIEVE THAT MANY SIGNS OF A SUSTAINABLE RECOVERY ARE IN EVIDENCE.

Since reaching cyclical lows in March 2009, global equity markets have been on the rise. Investors have seen substantial returns in Real Estate Investment Trusts (REITs), emerging market stocks, small-cap stocks, and even high yield bonds. All the while, long-term U.S. Treasury bonds have lost about 4%. These market signals could bode well for the economy. In our opinion, they signal that cash is being put to work by investors who are finally regaining their appetite for risk.

Despite these positive signs, headwinds remain. Ballooning federal budget deficits and soaring debt are stoking fears of rising bond yields and inflation. States and municipalities are grappling with budget shortfalls. Taxes are almost certain to rise in an attempt to plug these gaps, with negative implications for growth. In our view, the Federal Reserve must eventually raise interest rates and unwind the measures taken to deal with the financial crisis.

The amount of fiscal and monetary stimulus poured into the economy over the past year is astonishing, and the effects of these policies are in our estimation not yet fully realized because they operate with a lag. The focus for financial-market participants has shifted in recent months from "What can the government do to save the economy?" to "How will the government withdraw this huge stimulus without disrupting markets?" While concern about the withdrawal of stimulus is valid, from our perspective, the fact that the focus is now on exit strategies shows that financial market participants believe that the worst of the crisis is behind us.

On balance, we believe that the prospects for a sustainable economic recovery are improving, and that cautious optimism is justified.

----------
(4.) The ten largest equity holdings are calculated based on the value of the Master Trust portfolio securities allocable to the Fund divided by the total investments of the Fund. Holdings are subject to change and may have changed since the date specified. See Notes to Financial Statements for a discussion of the Master Trust.

                       Wells Fargo Equity Gateway Funds 21


Performance Highlights (Unaudited)

                    WELLS FARGO ADVANTAGE DIVERSIFIED SMALL CAP FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(5) (%) (AS OF SEPTEMBER 30, 2009)

                                                                       Expense Ratio
                                                                     -----------------
DIVERSIFIED SMALL CAP FUND    6 Month*   1 Year   5 Year   10 Year   Gross(6)   Net(7)
--------------------------    --------   ------   ------   -------   --------   ------
Administrator Class (NVDSX)     44.98    (7.00)    1.52     5.78       1.30%     1.00%
Russell 2000(R) Index(1)        43.95    (9.55)    2.41     4.88

*    Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - www.wellsfargo.com/advantagefunds.

ADMINISTRATOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller company stocks tend to be more volatile and less liquid than those of larger companies. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to foreign investment risk. Consult the Fund's prospectus for additional information on these and other risks.

----------
(5.) The Fund is a gateway blended Fund that invests all of its assets in two or more Master Portfolios of the Master Trust in varying proportions. References to the investment activities of the Fund are intended to refer to the investment activities of the Master Portfolios in which it invests.

(6.)Reflects the gross expense ratio as stated in the February 1, 2009 prospectus, includes the pro rata portion of the net operating expenses allocated from the master portfolio in which the Fund invests and is based on the Fund's previous fiscal year expenses as reported in the Financial Highlights.

(7.) The investment adviser has contractually committed through January 31, 2010, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio, including the underlying master portfolios' fees and expenses, as shown. Without these reductions, the Fund's returns would have been lower.

                      22 Wells Fargo Equity Gateway Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE EMERGING GROWTH FUND

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE EMERGING GROWTH FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER
Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Joseph M. Eberhardy, CFA
Thomas C. Ognar, CFA
Bruce C. Olson, CFA

FUND INCEPTION

January 31, 2007

PERFORMANCE SUMMARY
12-MONTH TOTAL RETURN AS OF SEPTEMBER 30, 2009

EMERGING GROWTH FUND            1 YEAR
--------------------           -------
Investor Class                  (6.83)%
Russell 2000 Growth Index(1)    (6.32)%

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. NET AND GROSS EXPENSE RATIOS FOR INVESTOR CLASS SHARES ARE 1.49% AND 3.89%, RESPECTIVELY. THE INVESTMENT ADVISER HAS CONTRACTUALLY COMMITTED THROUGH JANUARY 31, 2010, TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THIS NET OPERATING EXPENSE RATIO. WITHOUT THESE REDUCTIONS, THE FUND'S RETURNS WOULD HAVE BEEN LOWER.

GROWTH OF $10,000 INVESTMENT(2)
(AS OF SEPTEMBER 30, 2009)

             WELLS FARGO ADVANTAGE    WELLS FARGO ADVANTAGE
             EMERGING GROWTH FUND -   EMERGING GROWTH FUND -   RUSSELL 2000
DATE                CLASS A               INVESTOR CLASS       GROWTH INDEX
----         ----------------------   ----------------------   ------------
 1/31/2007             9425                    10000              10,000
 2/28/2007             9369                     9940               9,968
 3/31/2007             9642                    10230              10,060
 4/30/2007             9925                    10530              10,324
 5/31/2007            10358                    10990              10,794
 6/30/2007            10575                    11220              10,733
 7/31/2007            10471                    11110              10,176
 8/31/2007            10679                    11330              10,432
 9/30/2007            11668                    12380              10,735
10/31/2007            12648                    13420              11,218
11/30/2007            11640                    12350              10,444
12/31/2007            11691                    12404              10,509
 1/31/2008             9838                    10438               9,545
 2/29/2008             9381                     9954               9,215
 3/31/2008             8935                     9480               9,161
 4/30/2008             9598                    10196               9,632
 5/31/2008             9778                    10377              10,177
 6/30/2008             9361                     9933               9,571
 7/31/2008             9333                     9903               9,793
 8/31/2008             9143                     9712              10,036
 9/30/2008             8063                     8562               8,902
10/31/2008             6651                     7059               6,970
11/30/2008             5846                     6202               6,127
12/31/2008             6159                     6545               6,459
 1/31/2009             5742                     6101               5,968
 2/29/2009             5325                     5647               5,350
 3/31/2009             5562                     5910               5,830
 4/30/2009             6159                     6535               6,707
 5/31/2009             6395                     6787               6,967
 6/30/2009             6651                     7059               7,193
 7/31/2009             6983                     7412               7,750
 8/31/2009             7040                     7473               7,826
 9/30/2009             7513                     7977               8,340

----------
(1.) The Russell 2000 Growth Index measures the performance of those Russell
     2000 companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an Index.

(2.) The chart compares the performance of the WELLS FARGO ADVANTAGE EMERGING
     GROWTH FUND CLASS A and Investor Class shares for the life of the Fund with the Russell 2000(R) Growth Index. The chart assumes a hypothetical investment of $10,000 in Class A and Investor Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

                      Wells Fargo Equity Gateway Funds 23


Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE EMERGING GROWTH FUND (CONTINUED)

MANAGER'S DISCUSSION

FUND HIGHLIGHTS

- The Fund's underperformance was caused, in part, by the market favoring lower-quality stocks over higher-quality stocks. During the rally that followed the March 2009 market lows, stocks that we would likely shun because of their lower-quality, outperformed stocks with proven robust and sustainable growth business models that we favor. Consequently, the Fund and our investment style faced insurmountable headwinds during the period.

- It's possible that a continued period of substandard economic growth could cause investors to look for emerging growth stocks that can sustain revenue and earnings growth in a sluggish economy, yet still benefit from improving economic conditions.

- In all types of market environments, we look for companies whose revenue and earnings expectations are robust, sustainable, and underestimated by the market.

THE FUND'S UNDERPERFORMANCE RELATIVE TO ITS BENCHMARK WAS DRIVEN BY A CHALLENGING ECONOMIC ENVIRONMENT AND UNFAVORABLE MARKET DYNAMICS. When we review the forces that are responsible for the Fund's performance compared to its benchmark, we expect its performance to be driven by individual stock selection rather than macroeconomic factors. Individual detractors from performance included contract research organization Icon PLC; software provider Vocus; semiconductor manufacturer Microsemi; and medical products company Nuvasive. Notable positive contributors were semiconductor manufacturer Monolithic Power; gaming equipment manufacturers WMS Industries and Bally's; printing services company Vistaprint; digital media company Rovi; and cyber security solutions provider, Arcsight.

During this challenging market environment, performance was adversely affected by the increased appetite among investors for lower-quality growth stocks. As the market bottomed in March, these types of stocks (characterized by lower returns on equity, high debt levels, and non-earnings) significantly outperformed growth stocks with more proven robust and sustainable growth models. In addition, stocks with lower-growth expectations performed better than stocks with higher-growth expectations. This trend detracted from Fund performance because our portfolio seeks out faster-growing, higher-quality stocks than the average stock in the Fund's benchmark.

                      24 Wells Fargo Equity Gateway Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE EMERGING GROWTH FUND (CONTINUED)

TEN LARGEST EQUITY HOLDINGS(3)
(AS OF SEPTEMBER 30, 2009)


VistaPrint NV                                  2.69%
Monolithic Power Systems Incorporated          2.54%
WMS Industries Incorporated                    2.53%
Aegean Marine Petroleum Network Incorporated   2.05%
Arcsight Incorporated                          2.05%
Shutterfly Incorporated                        2.00%
Alexion Pharmaceuticals Incorporated           2.00%
Concur Technologies Incorporated               1.94%
AsiaInfo Holdings Incorporated                 1.92%
True Religion Apparel Incorporated             1.77%

The Fund engages in securities lending as a way of seeking to generate additional income and is a process that is distinct from the investment decisions made by the portfolio management team. During the period, securities lending detracted from the Fund's overall performance due to the decline in value of certain securities in which securities lending cash collateral was invested.

THROUGHOUT THE PERIOD, WE REMAINED TRUE TO OUR INVESTMENT PHILOSOPHY. OUR PRIMARY GOAL WHEN WE BUY A STOCK IS TO FIND AN OPPORTUNITY WHERE PROJECTED GROWTH IS ROBUST, SUSTAINABLE, AND UNDERESTIMATED BY THE MARKET. Our investment process is designed to identify companies that are likely to see sustained positive revisions to growth expectations. Through experience, we have learned that companies with these positive revisions tend to be the most successful stocks because valuation is a function of the rate and sustainability of growth.

SECTOR DISTRIBUTION(4)
(AS OF SEPTEMBER 30, 2009)

                                  (PIE CHART)

Consumer Discretionary       (24%)
Energy                        (3%)
Financials                    (6%)
Health Care                  (19%)
Industrials                  (12%)
Information Technology       (33%)
Telecommunication Services    (3%)

For example, our fundamental research successfully identified underestimated growth at Rovi Corporation. After spending two years undergoing a strategic and complex transformation of its business model, Rovi emerged in 2009 in our assessment as a pure play digital media company with valuable intellectual property (IP) assets and products centered around IP guides. We believe that shares of Rovi were largely dismissed during the company's transformation, and as a result investors underestimated the highly recurring revenue stream and significant operating leverage in the new Rovi model. To the point, for the fiscal year of 2009, consensus earnings-per-share estimates for Rovi have risen nearly 40% year-to-date on just a 5% upward revision to sales, and shares have more than doubled as investor interest returned. Despite renewed interest in the stock, based on its in-line peer group valuation, we believe that investors still underappreciate the operating leverage in the model and expect sustainable double-digit, top-line growth to drive significant margin expansion and earnings growth in 2010.

----------
(3.) The ten largest equity holdings are calculated based on the value of the Master Trust portfolio securities allocable to the Fund divided by the total investments of the Fund. Holdings are subject to change and may have changed since the date specified. See Notes to Financial Statements for a discussion of the Master Trust.

(4.) Sector distribution is subject to change and is calculated based on the total investments of the Fund, excluding cash and cash equivalents.

                      Wells Fargo Equity Gateway Funds 25


Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE EMERGING GROWTH FUND (CONTINUED)

How we sell stocks is just as critical as how we buy them. When selling a stock, we strive to follow a strict discipline. For example, when a company's growth prospects relative to market expectations are threatened in a way that we believe will fall short of market expectations, we tend to quickly reduce our position. One such example during the period was Vocus. As the economic environment continued to deteriorate, we began to question the company's ability to maintain its growth trajectory due to what we believed was its lack of tangible return-on-investment to its customer base. Additionally, we questioned the sustainability of strong revenue growth, as visibility into future sales became clouded. Consequently, we sold it. While in hindsight we wish that we had sold it even sooner, our responsiveness allowed us to retain most of the share price gains that the Fund had collected over the previous year.

Despite the appearance that the recession may be ending, the current economic slowdown might cause investors to look for stocks that can sustain revenue and earnings growth in a sluggish economy. Against this backdrop, we believe that these challenges may also open up opportunities for emerging growth stocks that possess those characteristics.

While there are now signs that the economy has bottomed and the recession is waning, we believe that overall economic uncertainty, less availability of credit, higher unemployment, and weakness in the housing market has put stress on U.S. consumers and businesses. As a result, this may cause the economy to continue to grow at a below-trend rate in the coming year. The dramatic rally from the near-doomsday lows of March 2009 has brought overall stock valuations more in line with historical valuations. Improving economic fundamentals will be necessary to drive the broader market indices to higher levels.

We will continue to look for emerging growth stocks that we believe have the potential for sustaining a high level of growth and for exceeding markets expectations. We believe that these types of stocks have been underappreciated since the March lows and are likely to see relative outperformance compared with the lower-quality stocks that have thus far outperformed.

                      26 Wells Fargo Equity Gateway Funds


                                              Performance Highlights (Unaudited)


WELLS FARGO ADVANTAGE EMERGING GROWTH FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(5) (%) (AS OF SEPTEMBER 30, 2009)

                                     Including Sales Charge             Excluding Sales Charge          Expense Ratio
                               ---------------------------------   --------------------------------   -----------------
EMERGING GROWTH FUND           6 Month*    1 Year   Life of Fund   6 Month*   1 Year   Life of Fund   Gross(6)   Net(7)
--------------------           --------   -------   ------------   --------   ------   ------------   --------   ------
Class A (WEMAX)                  27.33    (12.17)      (10.18)       35.09    (6.82)      (8.16)        4.19%     1.45%
Class C (WEMCX)                  33.48     (8.55)       (8.84)       34.48    (7.43)      (8.84)        4.94%     2.20%
Administrator Class (WFGDX)                                          37.18    (5.28)      (7.40)        3.86%     1.20%
Institutional Class (WEMIX)                                          35.42    (6.33)      (7.79)        3.63%     0.95%
Investor Class (WFGTX)                                               34.98    (6.83)      (8.14)        3.89%     1.49%
Russell 2000 Growth Index(1)                                         43.06    (6.32)      (6.59)

*    Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS, INSTITUTIONAL CLASS AND INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller company stocks tend to be more volatile and less liquid than those of larger companies. The use of derivatives may reduce returns and/or increase volatility. Active trading results in increased turnover and trading expenses, and may generate higher short-term capital gains. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to foreign investment risk. Consult the Fund's prospectus for additional information on these and other risks.

----------
(5.) The Fund is a gateway feeder fund that invests all of its assets in a single master portfolio of the Master Trust with a substantially similar investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolio in which it invests. Performance shown prior to the inception of the Class A and Class C shares, on March 31, 2008, reflects the performance of the Investor Class shares, which incepted on January 31, 2007, and includes expenses that are not applicable to and are higher than Class A shares and lower than Class C shares. Performance shown prior to the inception of the Institutional Class shares, on March 31, 2008 reflects the performance of the Administrator Class shares, which incepted on January 31, 2007, and includes expenses that are not applicable to and are higher than those of the Institutional Class shares.

(6.) Reflects the gross expense ratio as stated in the February 1, 2009 prospectuses, includes gross expenses allocated from the master portfolio in which the Fund invests and is based on the Fund's previous fiscal year expenses as reported in the Financial Highlights.

(7.) The investment adviser has contractually committed through January 31, 2010, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio, including the underlying master portfolio's fees and expenses, as shown. Without these reductions, the Fund's returns would have been lower.

THIS PAGE IS INTENTIONALLY LEFT BLANK.

                      28 Wells Fargo Equity Gateway Funds


                                              Performance Highlights (Unaudited)


WELLS FARGO ADVANTAGE EQUITY INCOME FUND

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE EQUITY INCOME FUND (the Fund) seeks long-term capital appreciation and dividend income.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Gary J. Dunn, CFA
Robert M. Thornburg

FUND INCEPTION

March 31, 1989

PERFORMANCE SUMMARY
12-MONTH TOTAL RETURN AS OF SEPTEMBER 30, 2009
(EXCLUDING SALES CHARGES)

Equity Income Fund            1 Year
------------------            ------
Class A                       (10.07)%
Russell 1000 Value Index(1)   (10.62)%

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE AT www.wellsfargo.com/advantagefunds.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. NET AND GROSS EXPENSE RATIONS FOR CLASS A SHARES ARE 1.10% AND 1.36%, RESPECTIVELY. THE INVESTMENT ADVISER HAS CONTRACTUALLY COMMITTED THROUGH JANUARY 31, 2010, TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THIS NET OPERATING EXPENSE RATIO. WITHOUT THESE REDUCTIONS, THE FUND'S RETURNS WOULD HAVE BEEN LOWER.

                         GROWTH OF $10,000 INVESTMENT(2)
                           (AS OF SEPTEMBER 30, 2009)

                               (PERFORMANCE GRAPH)

                                 WELLS FARGO
                                  ADVANTAGE
                WELLS FARGO     EQUITY INCOME
             ADVANTAGE EQUITY   ADMINISTRATOR   RUSSELL 1000
   DATE       INCOME CLASS A        CLASS        VALUE INDEX
   ----      ----------------   -------------   ------------
 9/30/1999          9425            10000          10,000
10/31/1999          9685            10276          10,576
11/30/1999          9758            10356          10,493
12/31/1999          9774            10374          10,544
 1/31/2000          9281             9854          10,200
 2/29/2000          8572             9103           9,442
 3/31/2000          9429            10016          10,594
 4/30/2000          9382             9969          10,470
 5/31/2000          9536            10132          10,581
 6/30/2000          9313             9897          10,097
 7/31/2000          9126             9700          10,224
 8/31/2000          9638            10247          10,793
 9/30/2000          9535            10139          10,891
10/31/2000          9789            10412          11,159
11/30/2000          9445            10049          10,745
12/31/2000          9935            10572          11,283
 1/31/2001          9928            10567          11,326
 2/28/2001          9636            10259          11,011
 3/31/2001          9096             9685          10,622
 4/30/2001          9701            10332          11,143
 5/31/2001          9875            10518          11,394
 6/30/2001          9586            10214          11,141
 7/31/2001          9482            10105          11,117
 8/31/2001          9279             9892          10,672
 9/30/2001          8680             9252           9,921
10/31/2001          8787             9371           9,835
11/30/2001          9263             9877          10,407
12/31/2001          9371             9996          10,652
 1/31/2002          9234             9852          10,570
 2/28/2002          9287             9911          10,587
 3/31/2002          9593            10240          11,088
 4/30/2002          9292             9920          10,708
 5/31/2002          9285             9915          10,761
 6/30/2002          8791             9391          10,143
 7/31/2002          7982             8526           9,200
 8/31/2002          8018             8567           9,270
 9/30/2002          6958             7435           8,239
10/31/2002          7472             7984           8,850
11/30/2002          7912             8460           9,407
12/31/2002          7507             8028           8,999
 1/31/2003          7274             7779           8,781
 2/28/2003          7050             7542           8,547
 3/31/2003          7064             7558           8,561
 4/30/2003          7631             8166           9,314
 5/31/2003          8079             8646           9,916
 6/30/2003          8241             8824          10,040
 7/31/2003          8387             8983          10,189
 8/31/2003          8424             9023          10,348
 9/30/2003          8359             8954          10,247
10/31/2003          8834             9466          10,874
11/30/2003          8927             9569          11,022
12/31/2003          9459            10138          11,701
 1/31/2004          9624            10318          11,907
 2/29/2004          9881            10597          12,162
 3/31/2004          9770            10477          12,055
 4/30/2004          9610            10309          11,761
 5/31/2004          9621            10324          11,881
 6/30/2004          9775            10489          12,161
 7/31/2004          9575            10278          11,990
 8/31/2004          9651            10365          12,161
 9/30/2004          9731            10452          12,349
10/31/2004          9796            10525          12,554
11/30/2004         10211            10971          13,189
12/31/2004         10512            11296          13,631
 1/31/2005         10443            11225          13,389
 2/28/2005         10764            11574          13,833
 3/31/2005         10550            11347          13,643
 4/30/2005         10354            11135          13,398
 5/31/2005         10622            11428          13,721
 6/30/2005         10586            11392          13,871
 7/31/2005         10910            11742          14,272
 8/31/2005         10847            11677          14,210
 9/30/2005         10971            11815          14,410
10/31/2005         10798            11629          14,044
11/30/2005         11120            11975          14,503
12/31/2005         11055            11912          14,592
 1/31/2006         11216            12086          15,159
 2/28/2006         11280            12159          15,252
 3/31/2006         11347            12235          15,458
 4/30/2006         11653            12565          15,851
 5/31/2006         11340            12231          15,451
 6/30/2006         11361            12253          15,549
 7/31/2006         11603            12519          15,927
 8/31/2006         11871            12813          16,194
 9/30/2006         12148            13112          16,517
10/31/2006         12535            13535          17,057
11/30/2006         12774            13793          17,447
12/31/2006         13088            14136          17,838
 1/31/2007         13141            14197          18,067
 2/28/2007         12884            13924          17,785
 3/31/2007         13074            14128          18,060
 4/30/2007         13583            14684          18,727
 5/31/2007         14061            15201          19,403
 6/30/2007         13776            14896          18,949
 7/31/2007         13256            14338          18,073
 8/31/2007         13494            14596          18,276
 9/30/2007         14014            15164          18,903
10/31/2007         14071            15230          18,905
11/30/2007         13556            14672          17,981
12/31/2007         13441            14548          17,807
 1/31/2008         12762            13826          17,094
 2/29/2008         12292            13310          16,378
 3/31/2008         12179            13194          16,255
 4/30/2008         12664            13728          17,047
 5/31/2008         12664            13728          17,020
 6/30/2008         11504            12469          15,391
 7/31/2008         11425            12390          15,335
 8/31/2008         11557            12533          15,596
 9/30/2008         10709            11621          14,450
10/31/2008          8965             9733          11,949
11/30/2008          8463             9181          11,092
12/31/2008          8506             9234          11,246
 1/31/2009          7682             8337           9,953
 2/29/2009          6742             7323           8,623
 3/31/2009          7399             8034           9,360
 4/30/2009          7997             8684          10,363
 5/31/2009          8400             9123          11,004
 6/30/2009          8390             9118          10,923
 7/31/2009          8999             9780          11,817
 8/31/2009          9451            10273          12,435
 9/30/2009          9631            10475          12,916

----------
(1.) The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an Index.

(2.) The chart compares the performance of the WELLS FARGO ADVANTAGE EQUITY
     INCOME FUND Class A and Administrator Class shares for the most recent ten years with the Russell 1000 Value Index. The chart assumes a hypothetical investment of $10,000 in Class A and Administrator Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

                      Wells Fargo Equity Gateway Funds 29


Performance Highlights (Unaudited)

                            WELLS FARGO ADVANTAGE EQUITY INCOME FUND (CONTINUED)

MANAGER'S DISCUSSION

FUND HIGHLIGHTS

- The Fund outperformed its benchmark in an environment where only two economic sectors gained for the 12-month period.

-    Both stock selection and sector allocation aided relative Fund performance.

- We are in the process of adjusting the Fund's portfolio for what we believe will be a slow and steady economic recovery.

FOR THE 12-MONTH PERIOD, ONLY TWO OUT OF TEN SECTORS FOUND IN THE FUND'S BENCHMARK AND THE FUND'S PORTFOLIO REGISTERED POSITIVE RETURNS.

The credit and investor-confidence crisis that we have seen during the last 12 months in the financial services industry drove financial stocks to one of the worst declines in recent history. Some semblance of hope and stability did begin to emerge in late March 2009, as equity markets began to overcome the significant declines seen in the latter part of 2008 and during most of the first quarter of 2009. In this environment, the focus on top-tier companies allowed the Fund to decline less than its benchmark and thus outperform for the period.

With rising concerns about the viability of many financial companies, the Fund remained underweight its benchmark financials sector - a strategy that proved to be beneficial. Owning higher-quality financial institutions, like JPMorgan Chase and Travelers Cos., helped to cushion some of the damage reported in the sector. As the credit markets finally improved later in the period, we selectively increased the financials sector weighting but remained underweight. We believe that low interest rates and a slowly improving economy could potentially benefit quality financial institutions in the long term.

The materials sector experienced the strongest performance of any sector, providing an impressive 18% collective gain. Leading the group was Rohm & Haas, which was bought for cash by Dow Chemical. Also showing strong gains was Air Products & Chemicals. In addition, industrial stocks provided solid relative outperformance as 3M's stock price advanced in an otherwise difficult sector. The Fund's underweight position in poor-performing General Electric was also helpful. Stock selection in the utilities sector, and in particular FPL Group, enhanced sector and Fund performance.

SECTOR DISTRIBUTION(3)
(AS OF SEPTEMBER 30, 2009)

Utilities                     (6%)
Consumer Discretionary        (8%)
Consumer Staples              (8%)
Energy                       (16%)
Financials                   (25%)
Health Care                  (10%)
Industrials                  (10%)
Information Technology        (9%)
Materials                     (3%)
Telecommunication Services    (5%)

----------
(3.) Sector distribution is subject to change and is calculated based on the total investments of the Fund, excluding cash and cash equivalents.

                      30 Wells Fargo Equity Gateway Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE EQUITY INCOME FUND (CONTINUED)

Favorable sector allocation was evident in two of the Fund's sector weights: technology and financials. Technology holdings were concentrated in the lower-volatility range that included larger-capitalization market leaders such as Hewlett-Packard, IBM, and Microsoft. While these industry giants trailed their higher-risk, smaller-capitalization counterparts, the Fund's significant overweight position in them was beneficial to total relative performance.

On the other hand, the Fund's underweight position in the financials sector aided performance. Our decision to sell the controversial stock, Merrill Lynch, and increase the Fund's exposure to more stable financial stocks was in retrospect a timely move. Several financial holdings were modestly increased in the second half of the reporting period, primarily in the third quarter of 2009, and included American Express, Ameriprise Financial, Bank of New York, MetLife, and Prudential Financial.

On the negative side, the Fund's sector underweight position in consumer cyclicals, along with underperformance from the group, had a detrimental impact on relative Fund performance. Consumer cyclical stocks held up relatively well on expectations that an improving economy and consumer spending would likely boost earnings next year. The Fund's position in Home Depot, which wasn't added until the second quarter of 2009, hindered performance due to the stock's solid gains and the Fund's relative underweight position.

WITH SO MUCH UNCERTAINTY IN THE MARKETPLACE, AND WITH THE EQUITY MARKETS ALREADY ADJUSTING TO AN EXPECTED RETURN TO ECONOMIC GROWTH, WE MADE CHANGES TO THE FUND THAT WE BELIEVE WILL POSITION IT FOR TAKING ADVANTAGE OF A SLOW AND STEADY RECOVERY.

Our primary focus was to increase weightings in companies with solid growth prospects, while at the same time improve the portfolio's quality. The consumer staples sector weighting was reduced, and slow-growth Kraft Foods was replaced by McCormick & Co., the leading spices, herbs, and seasoning company. The consumer cyclical weighting was increased with the addition of VF Corp., a top-quality branded retailer, to the portfolio, and the purchase of Home Depot. Both the financials and energy sectors were modestly increased to take advantage of the potential return to economic growth, while the health care sector weighting was reduced due to the political overhang and prospects of moderating growth.

TEN LARGEST EQUITY HOLDINGS(4)
(AS OF SEPTEMBER 30, 2009)

JPMorgan Chase & Company               4.98%
Exxon Mobil Corporation                4.86%
Chevron Corporation                    3.75%
AT&T Incorporated                      3.19%
Bank of America Corporation            3.15%
ConocoPhillips                         2.97%
The Travelers Companies Incorporated   2.66%
Target Corporation                     2.62%
FPL Group Incorporated                 2.57%
General Electric Company               2.38%

----------
(4.) The ten largest equity holdings are calculated based on the value of the Master Trust portfolio securities allocable to the Fund divided by the total investments of the Fund. Holdings are subject to change and may have changed since the date specified. See Notes to Financial Statements for a discussion of the Master Trust.

                      Wells Fargo Equity Gateway Funds 31


Performance Highlights (Unaudited)

                            WELLS FARGO ADVANTAGE EQUITY INCOME FUND (CONTINUED)

THE RECENT RALLY IN THE EQUITY MARKETS WAS OVERDUE, IN OUR OPINION, ALTHOUGH THE MAGNITUDE AND PERSISTENCE OF THIS RECOVERY HAS BEEN A SURPRISE TO MANY INVESTORS.

Fundamental improvements at both the individual-company and economic levels remain necessary for an extension of what seems to be an ongoing stock market rally. The massive deleveraging of the credit markets in the United States and the ongoing emphasis on improving liquidity is expected to continue for some time. We remain focused on owning solid companies that offer better-than-market, long-term earnings potential but that still have solid or improving balance sheets. Financially strong companies allow for solid cash flow generation that can be used to help the company grow internally through reinvestment and it provides investors with cash payments in the form of dividends or the potential for dividends, which supports our emphasis on producing income for our investors.

                      32 Wells Fargo Equity Gateway Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE EQUITY INCOME FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(5) (%) (AS OF SEPTEMBER 30, 2009)

                                        Including Sales Charge                 Excluding Sales Charge            Expense Ratio
                                 ------------------------------------   ------------------------------------   -----------------
EQUITY INCOME FUND               6 Month*   1 Year   5 Year   10 Year   6 Month*   1 Year   5 Year   10 Year   Gross(6)   Net(7)
------------------               --------   ------   ------   -------   --------   ------   ------   -------   --------   ------
Class A (NVAEX)                    22.68    (15.24)  (1.38)    (0.38)    30.16     (10.07)  (0.21)     0.22      1.36%     1.10%
Class B (NVBEX)**                  24.73    (15.78)  (1.38)    (0.31)    29.73     (10.78)  (0.96)    (0.31)     2.11%     1.85%
Class C (WFEEX)                    28.72    (11.78)  (0.96)    (0.53)    29.72     (10.78)  (0.96)    (0.53)     2.11%     1.85%
Administrator Class (NVIEX)                                              30.38      (9.86)   0.04      0.47      1.18%     0.85%
Russell 1000(R) Value Index(1)                                           37.99     (10.62)   0.90      2.59

*    Returns for periods of less than one year are not annualized.

** Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE AT www.wellsfargo.com/advantagefunds.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. The use of derivatives may reduce returns and/or increase volatility. Consult the Fund's prospectus for additional information on these and other risks.

----------
(5.) The Fund is a gateway feeder fund that invests all of its assets in a single master portfolio of the Master Trust with a substantially similar investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolio in which it invests.

(6.) Reflects the gross expense ratio as stated in the February 1, 2009 prospectuses, includes gross expenses allocated from the master portfolio in which the Fund invests and is based on the Fund's previous fiscal year expenses as reported in the Financial Highlights.

(7.) The investment adviser has contractually committed through January 31, 2010, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio, including the underlying master portfolio's fees and expenses, as shown. Without these reductions, the Fund's returns would have been lower.

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

                      34 Wells Fargo Equity Gateway Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE EQUITY VALUE FUND

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE EQUITY VALUE FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Systematic Financial Management, L.P.

PORTFOLIO MANAGERS

D. Kevin McCreesh, CFA
Ronald M. Mushock, CFA

FUND INCEPTION

August 29, 2003

PERFORMANCE SUMMARY
12-MONTH TOTAL RETURN AS OF SEPTEMBER 30, 2009
(EXCLUDING SALES CHARGES)

EQUITY VALUE FUND             1 YEAR
-----------------             ------
Class A                        (7.48)%
Russell 1000 Value Index(1)   (10.62)%

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE AT www.wellsfargo.com/advantagefunds.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. NET AND GROSS EXPENSE RATIONS FOR CLASS A SHARES ARE 1.25% AND 1.38%, RESPECTIVELY. THE INVESTMENT ADVISER HAS CONTRACTUALLY COMMITTED THROUGH JANUARY 31, 2010, TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THIS NET OPERATING EXPENSE RATIO. WITHOUT THESE REDUCTIONS, THE FUND'S RETURNS WOULD HAVE BEEN LOWER.

GROWTH OF $10,000 INVESTMENT(2)
(AS OF SEPTEMBER 30, 2009)

                              (PERFORMANCE GRAPH)

                                        WELLS FARGO
                  WELLS FARGO         ADVANTAGE EQUITY
               ADVANTAGE EQUITY         VALUE FUND -      RUSSELL 1000
DATE         VALUE FUND - CLASS A   ADMINISTRATOR CLASS    VALUE INDEX
----         --------------------   -------------------   ------------
 8/31/2003            9425                 10000             10,000
 9/30/2003            9255                  9820              9,902
10/31/2003            9689                 10280             10,508
11/30/2003           10028                 10650             10,651
12/31/2003           10438                 11088             11,308
 1/31/2004           10618                 11278             11,506
 2/29/2004           10910                 11599             11,753
 3/31/2004           10750                 11428             11,650
 4/30/2004           10306                 10958             11,365
 5/31/2004           10476                 11138             11,481
 6/30/2004           10825                 11519             11,753
 7/31/2004           10580                 11258             11,587
 8/31/2004           10599                 11278             11,752
 9/30/2004           10825                 11519             11,934
10/31/2004           11080                 11799             12,132
11/30/2004           11664                 12419             12,746
12/31/2004           11996                 12782             13,173
 1/31/2005           11816                 12581             12,939
 2/28/2005           12271                 13072             13,368
 3/31/2005           12091                 12892             13,184
 4/30/2005           11711                 12481             12,948
 5/31/2005           12110                 12912             13,260
 6/30/2005           12309                 13132             13,405
 7/31/2005           12764                 13613             13,793
 8/31/2005           12773                 13623             13,733
 9/30/2005           13105                 13994             13,925
10/31/2005           12735                 13593             13,572
11/30/2005           13115                 14004             14,016
12/31/2005           13204                 14106             14,102
 1/31/2006           13730                 14670             14,649
 2/28/2006           13739                 14680             14,739
 3/31/2006           13911                 14861             14,938
 4/30/2006           14131                 15103             15,318
 5/31/2006           13720                 14670             14,931
 6/30/2006           13854                 14821             15,027
 7/31/2006           14026                 15002             15,392
 8/31/2006           14284                 15274             15,649
 9/30/2006           14447                 15465             15,961
10/31/2006           14953                 16009             16,484
11/30/2006           15287                 16371             16,860
12/31/2006           15472                 16573             17,239
 1/31/2007           15837                 16958             17,459
 2/28/2007           15630                 16750             17,187
 3/31/2007           16014                 17155             17,453
 4/30/2007           16674                 17862             18,098
 5/31/2007           17314                 18559             18,750
 6/30/2007           16960                 18174             18,312
 7/31/2007           16378                 17561             17,465
 8/31/2007           16556                 17758             17,661
 9/30/2007           17265                 18528             18,268
10/31/2007           17501                 18777             18,270
11/30/2007           16851                 18080             17,377
12/31/2007           16686                 17917             17,209
 1/31/2008           15482                 16623             16,520
 2/29/2008           14939                 16038             15,827
 3/31/2008           14822                 15914             15,708
 4/30/2008           15685                 16859             16,474
 5/31/2008           15781                 16961             16,448
 6/30/2008           14438                 15520             14,874
 7/31/2008           14225                 15295             14,820
 8/31/2008           14065                 15137             15,072
 9/30/2008           12563                 13517             13,964
10/31/2008           10634                 11446             11,547
11/30/2008            9611                 10343             10,719
12/31/2008            9798                 10543             10,868
 1/31/2009            8847                  9535              9,618
 2/29/2009            8026                  8641              8,333
 3/31/2009            8674                  9340              9,045
 4/30/2009            9322                 10039             10,015
 5/31/2009            9808                 10566             10,634
 6/30/2009            9733                 10498             10,556
 7/31/2009           10705                 11540             11,420
 8/31/2009           11159                 12033             12,017
 9/30/2009           11612                 12538             12,481

----------
(1.) The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an Index.

(2.)   The chart compares the performance of the WELLS FARGO ADVANTAGE EQUITY
     VALUE FUND Class A and Administrator Class shares for the life of the Fund with the Russell 1000 Value Index. The chart assumes a hypothetical investment of $10,000 in Class A and Administrator Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

                      Wells Fargo Equity Gateway Funds 35


Performance Highlights (Unaudited)

                             WELLS FARGO ADVANTAGE EQUITY VALUE FUND (CONTINUED)

MANAGER'S DISCUSSION

FUND HIGHLIGHTS


- The Fund outpaced its benchmark, primarily because our selections in the financials, energy, and materials sectors added to performance.

- Changes to portfolio positioning at the sector level were modest; our stock selection drove relative performance results.

-    We remain optimistic about the Fund's potential to perform well over time.

STOCK SELECTION PROVED TO BE HELPFUL IN A TURBULENT TIME IN THE MARKET.

The market environment during the 12-month period was one of the most turbulent on record. During the fourth quarter of 2008 and up until early March 2009, the market suffered as the financial crisis deepened and investors feared an economy on the brink. Since the March lows, however, the market has staged an impressive rally, and investor optimism related to the market and the economy has grown. These dichotomous environments have produced a rocky road for investors, and absolute returns were negative for the period. Nevertheless, our strategy added value and helped to mitigate losses in a difficult economic environment. Most of the Fund's relative outperformance was due to good stock selection, though our sector allocations also helped performance. Stock selection was strongest in the financials, materials, and energy sectors, while sector allocation benefited from our overweight in the information technology sector. The largest detractor from a sector allocation standpoint was our modest overweight to the financials sector.

SECTOR DISTRIBUTION (3)
(AS OF SEPTEMBER 30, 2009)

                                  (PIE CHART)

Consumer Discretionary       (9%)
Consumer Staples             (5%)
Energy                       (19%)
Financials                   (26%)
Health Care                  (10%)
Industrials                  (10%)
Information Technology       (7%)
Materials                    (6%)
Telecommunication Services   (4%)
Utilities                    (4%)

CHANGES IN SECTOR POSITIONING COMPARED WITH THE BENCHMARK WERE MODEST; OUR STOCK SELECTION DROVE RESULTS.

Relative sector weightings remained largely within a 2% band of where they were a year ago. These allocations are residual from our bottom-up stock selection process that added considerable value during the period. Two stocks that made a positive impact on Fund performance during the period were Whiting Petroleum Corporation and Freeport-McMoRan Copper & Gold Inc.

Whiting was originally purchased for the Fund in August 2008 after a positive earnings surprise that was driven by better-than-expected production and lower leasing and operating costs. Whiting is one of the biggest players in the Bakken Shale, an oil-rich area where results to date have been impressive. After the positive earnings surprise, we also saw positive earnings estimate revisions for the

----------
(3.) Sector distribution is subject to change and is calculated based on the total investments of the Fund, excluding cash and cash equivalents.

                      36 Wells Fargo Equity Gateway Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE EQUITY VALUE FUND (CONTINUED)

current and forward year, as analysts adjusted for better production and an improved cost structure. Other players in the region, such as Continental Resources, had successes in the Bakken Shale as well, and had similar types of results, giving us increased confidence in Whiting's production profile. Whiting also traded at a significant discount to its peer group. During the third quarter of 2009, it had a strong earnings report driven by better-than-expected production and once again beat expectations on cost controls. After the results, we saw earnings estimates for 2009 and 2010 revised materially higher. In addition to these positive revisions, we also saw the price-to-earnings multiple expand, as investors rotated into more oil-sensitive exploration-and-production companies due to oil fundamentals being much more positive than natural gas. These factors resulted in outperformance of the stock. Furthermore, after our meetings with Whiting's management last month, we have even more confidence in the company's ability to sustain earnings. We believe that its production guidance is conservative, and we have good visibility on future cash flows because of its hedging practices. During the past year, the company has used its cash flows to pay down debt, giving it increased financial flexibility and lowering interest expense. We believe that estimates could potentially be revised upward, as production guidance is exceeded and overall costs (leasing, operating, and interest) come down further. We believe that valuation is still very reasonable at these levels, as the stock trades well below its net asset value based on current crude oil prices.

Freeport-McMoRan is a mineral exploration, mining and production company. The stock rallied during the third quarter of 2009 primarily due to higher copper prices. The copper price rally was driven by improving demand in China, as well as better supply discipline by the big producers. We believe that copper prices could stay strong and benefit from any type of global economic recovery. Freeport-McMoRan is one of the companies most exposed to the price of copper, and we saw a positive earnings surprise in the third quarter of 2009 and additional positive earnings estimate revisions. Free cash flow has been strong for the company and it continues to pay down debt. With this positive fundamental backdrop and valuation that remains reasonable, we continue to hold the stock.

                      Wells Fargo Equity Gateway Funds 37


Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE EQUITY VALUE FUND (CONTINUED)

One stock that detracted from performance was Hartford Financial Services. Hartford Financial Services was hit hard in the first quarter of 2009 by concerns that it would need to raise capital due to the poor performance of its investment portfolio. We purchased the stock in December 2008, following an analyst day-briefing that suggested the company had ample excess capital. When the company reported year-end results, however, it reported a completely different risk-based capital position and caused Wall Street to lose confidence in Hartford Financial's management. We, too, sold the stock following that disclosure.

TEN LARGEST EQUITY HOLDINGS(4)
(AS OF SEPTEMBER 30, 2009)

JPMorgan Chase & Company         4.40%
Bank of America Corporation      3.32%
Exxon Mobil Corporation          2.87%
Chevron Corporation              2.69%
Whiting Petroleum Corporation    2.65%
Noble Corporation                2.51%
Pfizer Incorporated              2.48%
AT & T Incorporated              2.47%
Walter Industries Incorporated   2.10%
Amgen Incorporated               2.06%

DISCIPLINE REMAINS KEY.

We have just gone through a difficult time in the markets. As the mood shifted from extreme pessimism to guarded optimism, the markets have gone from free fall to lift-off. Throughout the turmoil, our strategy stayed the same. We remained committed, as we have historically and intend to do prospectively, to purchasing companies with the best combination of valuation and potential for fundamental improvement. There were times during the 12-month period that the strategy worked well and times when it seemingly did not. However, overall our strategy produced positive results compared with the Fund's benchmark. While this is a small window of time, it illustrates a larger point. It is easy to get lost in the day-to-day market events. Investors who switch strategies based upon the feeling of the moment may be doomed to fail. In our experience, to be successful in the fullness of time requires adherence to a well-conceived discipline when it is in favor, and even when it is not.

----------
(4.) The ten largest equity holdings are calculated based on the value of the Master Trust portfolio securities allocable to the Fund divided by the total investments of the Fund. Holdings are subject to change and may have changed since the date specified. See Notes to Financial Statements for a discussion of the Master Trust.

                      38 Wells Fargo Equity Gateway Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE EQUITY VALUE FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(5) (%) (AS OF SEPTEMBER 30, 2009)

                                     Including Sales Charge                 Excluding Sales Charge            Expense Ratio
                              ------------------------------------   ------------------------------------   -----------------
                                                           Life of                                Life of
EQUITY VALUE FUND             6 Month*   1 Year   5 Year     Fund    6 Month*   1 Year   5 Year     Fund    Gross(6)   Net(7)
-----------------             --------   ------   ------   -------   --------   ------   ------   -------   --------   ------
Class A (WLVAX)                 26.29    (12.80)   0.24      2.50      34.00     (7.48)   1.43      3.50      1.38%     1.25%
Class B (WLVBX)**               28.38    (13.25)   0.26      2.72      33.38     (8.25)   0.65      2.72      2.13%     2.00%
Class C (WLVCX)                 32.54     (9.18)   0.68      2.74      33.54     (8.18)   0.68      2.74      2.13%     2.00%
Administrator Class (WLVIX)                                            34.23     (7.24)   1.71      3.78      1.20%     1.00%
Institutional Class (WLVSX)                                            34.23     (7.13)   1.83      3.88      0.93%     0.75%
Russell 1000 Value Index(1)                                            37.99    (10.62)   0.90      3.71

*    Returns for periods of less than one year are not annualized.

** Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE AT www.wellsfargo.com/advantagefunds.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS SHARES AND INSTITUTIONAL CLASS ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. The use of derivatives may reduce returns and/or increase volatility. Active trading results in increased turnover and trading expenses, and may generate higher short-term capital gains. Consult the Fund's prospectus for additional information on these and other risks.

----------
(5.) The Fund is a gateway feeder Fund that invests all of its assets in a single master portfolio of the Master Trust with a substantially similar investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolio in which it invests. Performance shown prior to the inception of the Institutional Class shares, on August 31, 2006, reflects the performance of the Administrator Class shares and includes expenses that are not applicable to and are higher than those of the Institutional Class shares.

(6.) Reflects the gross expense ratio is as stated in the February 1, 2009 prospectuses, includes gross expenses allocated from the master portfolio in which the Fund invests and is based on the Fund's previous fiscal year expenses as reported in the Financial Highlights

(7.) The investment adviser has contractually committed through January 31, 2010, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio, including the underlying master portfolio's fees and expenses, as shown. Without these reductions, the Fund's returns would have been lower.

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

                      40 Wells Fargo Equity Gateway Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE GROWTH EQUITY FUND

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE GROWTH EQUITY FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISERS OF MASTER PORTFOLIOS

Artisan Partners Limited Partnership Evergreen Investment Management Company,
LLC
LSV Asset Management
Peregrine Capital Management, Inc.
Smith Asset Management Group, L.P.
SSgA Funds Management, Inc.
Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Thomas C. Biwer, CFA
Christian L. Chan, CFA
Andrew Owen, CFA

FUND INCEPTION

April 30, 1989

PERFORMANCE SUMMARY

12-MONTH TOTAL RETURN AS OF SEPTEMBER 30, 2009
(EXCLUDING SALES CHARGES)

Growth Equity Fund                 1 Year
------------------                 -------
Class A                            (2.74)%
Growth Equity Composite Index(1)   (2.92)%
S&P 500 Index(2)                   (6.91)%

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE AT www.wellsfargo.com/advantagefunds.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. NET AND GROSS EXPENSE RATIONS FOR CLASS A SHARES ARE 1.50% AND 1.62%, RESPECTIVELY. THE INVESTMENT ADVISER HAS CONTRACTUALLY COMMITTED THROUGH JANUARY 31, 2010, TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THIS NET OPERATING EXPENSE RATIO. WITHOUT THESE REDUCTIONS, THE FUND'S RETURNS WOULD HAVE BEEN LOWER.

GROWTH OF $10,000 INVESTMENT(3)
(AS OF SEPTEMBER 30, 2009)

                              (PERFORMANCE GRAPH)

                WELLS FARGO         WELLS FARGO
             ADVANTAGE GROWTH     ADVANTAGE GROWTH
               EQUITY FUND -       EQUITY FUND -       GROWTH EQUITY
   DATE           CLASS A       ADMINISTRATOR CLASS   COMPOSITE INDEX   S&P 500 INDEX
   ----      ----------------   -------------------   ---------------   -------------
 9/30/1999          9425               10000               10,000           10,000
10/31/1999          9845               10448               10,389           10,633
11/30/1999         10313               10945               10,909           10,849
12/31/1999         11309               12008               12,030           11,488
 1/31/2000         10922               11598               11,533           10,911
 2/29/2000         11560               12278               12,489           10,704
 3/31/2000         12190               12952               12,663           11,751
 4/30/2000         11820               12560               11,987           11,398
 5/31/2000         11330               12043               11,447           11,164
 6/30/2000         11956               12711               12,235           11,439
 7/31/2000         11776               12523               11,764           11,260
 8/31/2000         12411               13200               12,482           11,960
 9/30/2000         11782               12532               11,758           11,328
10/31/2000         11643               12391               11,294           11,280
11/30/2000         10790               11482               10,177           10,391
12/31/2000         11275               12000               10,477           10,442
 1/31/2001         11496               12238               10,920           10,812
 2/28/2001         10380               11051                9,775            9,827
 3/31/2001          9573               10195                9,040            9,204
 4/30/2001         10419               11099                9,876            9,919
 5/31/2001         10363               11040                9,805            9,986
 6/30/2001         10222               10895                9,724            9,743
 7/31/2001          9980               10642                9,402            9,647
 8/31/2001          9457               10084                8,955            9,043
 9/30/2001          8374                8930                7,948            8,313
10/31/2001          8731                9317                8,318            8,471
11/30/2001          9415               10046                8,915            9,121
12/31/2001          9645               10297                9,117            9,201
 1/31/2002          9518               10158                8,882            9,067
 2/28/2002          9253                9880                8,687            8,892
 3/31/2002          9798               10463                9,177            9,226
 4/30/2002          9598               10255                8,963            8,667
 5/31/2002          9362               10000                8,782            8,603
 6/30/2002          8876                9483                8,240            7,990
 7/31/2002          7830                8367                7,402            7,367
 8/31/2002          7841                8383                7,398            7,416
 9/30/2002          7079                7569                6,705            6,610
10/31/2002          7544                8066                7,104            7,192
11/30/2002          7994                8545                7,557            7,615
12/31/2002          7551                8077                7,151            7,167
 1/31/2003          7268                7776                6,931            6,980
 2/28/2003          7108                7606                6,799            6,875
 3/31/2003          7133                7633                6,834            6,942
 4/30/2003          7736                8282                7,439            7,513
 5/31/2003          8248                8830                7,983            7,909
 6/30/2003          8397                8993                8,130            8,010
 7/31/2003          8767                9390                8,438            8,151
 8/31/2003          9039                9684                8,708            8,310
 9/30/2003          8945                9583                8,700            8,222
10/31/2003          9544               10228                9,289            8,687
11/30/2003          9685               10383                9,501            8,764
12/31/2003         10092               10819                9,906            9,223
 1/31/2004         10248               10989               10,169            9,393
 2/29/2004         10328               11078               10,294            9,523
 3/31/2004         10342               11097               10,278            9,380
 4/30/2004         10041               10776                9,983            9,232
 5/31/2004         10143               10888               10,114            9,359
 6/30/2004         10350               11112               10,374            9,541
 7/31/2004          9820               10545                9,823            9,225
 8/31/2004          9772               10494                9,801            9,263
 9/30/2004         10052               10800               10,072            9,363
10/31/2004         10248               11012               10,299            9,506
11/30/2004         10887               11699               10,947            9,891
12/31/2004         11267               12109               11,355           10,227
 1/31/2005         10858               11673               10,994            9,978
 2/28/2005         11084               11922               11,243           10,188
 3/31/2005         10804               11620               10,973           10,007
 4/30/2005         10429               11221               10,603            9,818
 5/31/2005         10869               11694               11,027           10,130
 6/30/2005         11076               11922               11,205           10,144
 7/31/2005         11658               12549               11,749           10,522
 8/31/2005         11643               12537               11,709           10,426
 9/30/2005         11792               12700               11,897           10,510
10/31/2005         11532               12423               11,623           10,335
11/30/2005         12033               12965               12,081           10,726
12/31/2005         12144               13090               12,217           10,729
 1/31/2006         12726               13718               12,901           11,014
 2/28/2006         12708               13704               12,872           11,043
 3/31/2006         13079               14104               13,285           11,181
 4/30/2006         13168               14204               13,468           11,331
 5/31/2006         12524               13513               12,887           11,005
 6/30/2006         12399               13375               12,898           11,020
 7/31/2006         12113               13076               12,703           11,088
 8/31/2006         12506               13499               13,078           11,352
 9/30/2006         12712               13728               13,248           11,644
10/31/2006         13258               14318               13,833           12,024
11/30/2006         13531               14613               14,180           12,252
12/31/2006         13641               14741               14,347           12,424
 1/31/2007         13911               15034               14,589           12,612
 2/28/2007         13791               14906               14,488           12,365
 3/31/2007         13931               15061               14,681           12,504
 4/30/2007         14418               15589               15,211           13,057
 5/31/2007         14895               16112               15,700           13,513
 6/30/2007         14789               15995               15,544           13,289
 7/31/2007         14253               15424               15,018           12,877
 8/31/2007         14348               15525               15,151           13,070
 9/30/2007         14990               16224               15,707           13,558
10/31/2007         15537               16822               16,237           13,774
11/30/2007         14614               15824               15,460           13,198
12/31/2007         14381               15575               15,332           13,107
 1/31/2008         13202               14302               14,123           12,320
 2/29/2008         12699               13762               13,902           11,920
 3/31/2008         12631               13683               13,849           11,869
 4/30/2008         13283               14395               14,532           12,447
 5/31/2008         13525               14665               14,995           12,608
 6/30/2008         12445               13492               13,845           11,545
 7/31/2008         12432               13485               13,799           11,448
 8/31/2008         12525               13584               13,857           11,614
 9/30/2008         11259               12220               12,308           10,579
10/31/2008          9025                9794                9,908            8,802
11/30/2008          8181                8878                9,062            8,171
12/31/2008          8595                9338                9,467            8,257
 1/31/2009          7789                8459                8,660            7,561
 2/29/2009          7142                7758                7,797            6,756
 3/31/2009          7789                8459                8,432            7,348
 4/30/2009          8786                9550                9,496            8,051
 5/31/2009          9275               10084               10,098            8,502
 6/30/2009          9338               10151               10,172            8,519
 7/31/2009         10134               11019               11,046            9,163
 8/31/2009         10421               11331               11,418            9,494
 9/30/2009         10951               11910               11,949            9,848

----------
(1.) Growth Equity Composite Index is weighted 35% in the Russell 1000(R) Growth
     Index (measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values), 35% in the Russell 2000 Index (measures the performance of the 2,000 smallest companies in the Russell 3000 Index), 30% in the MSCI EAFE(R) Index (an unmanaged group of securities generally representative of the stock markets of Europe, Australasia and the Far East). You cannot invest directly in an Index.

(2.) S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index with each stock's weighting the Index proportionate to its market value. You cannot invest directly in an Index.

                      Wells Fargo Equity Gateway Funds 41


Performance Highlights (Unaudited)

                            WELLS FARGO ADVANTAGE GROWTH EQUITY FUND (CONTINUED)

MANAGER'S DISCUSSION

FUND HIGHLIGHTS

-    The Fund outperformed both the S&P 500 Index and its composite benchmark.

- The Large Company Growth Portfolio was a standout performer relative to the composite benchmark.

- Four of the Fund's five small-cap portfolios lagged the composite benchmark and were the largest detractors from relative return.

GLOBAL EQUITIES STAGED A STRONG RECOVERY AFTER REACHING THEIR LOWS IN MARCH
2009.

The past 12 months were anything but normal in the global equity markets. It was a tale of two markets: global markets plunged to terrifying depths in the first half of the period, then rallied sharply from the March 9, 2009, lows. The turmoil from the financial crisis that plagued the markets in late 2008 and early 2009 largely subsided as massive monetary and fiscal stimulus programs began to take hold. The result was modestly negative returns for the U.S. equity markets and modestly positive returns for foreign markets for the 12-month period.

The period was also marked by a wide divergence of returns across market cap and style sectors. And while small-cap stocks lagged large-cap stocks and growth stocks outpaced value stocks for the 12-month reporting period, both of these trends had reversed in the rebound that took place after the March 9 lows.

The Large Company Growth Portfolio, which represents 30% of overall Fund assets, was the single largest contributor in the entire Fund, handily outpacing the composite benchmark. The Disciplined Growth Portfolio, on the other hand, suffered from poor stock selection in cyclical sectors such as information technology, consumer discretionary, and industrials.

Small-cap stocks in general were weak performers for the period, and four of the Fund's five small-cap portfolios lagged the composite benchmark. The Small Company Growth Portfolio was the standout in this group, with superior stock selection in the information technology and industrials sectors.

TEN LARGEST EQUITY HOLDINGS(4)
(AS OF SEPTEMBER 30, 2009)

Goldman Sachs Group Incorporated   2.95%
Cisco Systems Incorporated         2.05%
Google Incorporated Class A        1.92%
Charles Schwab Corporation         1.79%
Microsoft Corporation              1.75%
Apple Incorporated                 1.71%
Qualcomm Incorporated              1.32%
Target Corporation                 1.29%
Intel Corporation                  1.14%
Paychex Incorporated               1.06%

----------

(3.) The chart compares the performance of the WELLS FARGO ADVANTAGE GROWTH
     EQUITY FUND Class A and Administrator Class shares for the most recent ten years with the Growth Equity Composite Index and the S&P 500 Index. The chart assumes a hypothetical investment of $10,000 in Class A and Administrator Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

(4.) The ten largest equity holdings are calculated based on the value of the Master Trust portfolio securities allocable to the Fund divided by the total investments of the Fund. Holdings are subject to change and may have changed since the date specified. See Notes to Financial Statements for a discussion of the Master Trust.

                       42 Wells Fargo Equity Gateway Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE GROWTH EQUITY FUND (CONTINUED)

Non-U.S. stocks in general were stronger performers for the period. Three of the Fund's four international portfolios outpaced the composite benchmark, and as a group they contributed to the Fund's relative return. The laggard was the International Core Portfolio, which was primarily hurt by poor stock selection in the materials, financials, and consumer staples sectors.

THE FUND DID NOT CHANGE ANY ALLOCATIONS TO THE UNDERLYING PORTFOLIOS DURING THE YEAR.

The Fund remains invested in its neutral allocation of 35% in the large-cap growth category, 35% in the small-company category, and 30% in the international-equity category.

WHILE SOME STILL FEAR A DOUBLE-DIP RECESSION, WE BELIEVE THAT MANY SIGNS OF A SUSTAINABLE RECOVERY ARE IN EVIDENCE. Since reaching cyclical lows in March, global equity markets have been on the rise. Investors have seen significant returns in Real Estate Investment Trusts (REITs), emerging markets stocks, small-cap stocks, and even high yield bonds. All the while, long-term U.S. Treasury bonds have lost about 4%. These market signals could bode well for the economy. In our opinion, they signal that cash is being put to work by investors who are finally regaining their appetite for risk.

Despite these positive signs, headwinds remain. Ballooning federal budget deficits and soaring debt are stoking fears of rising bond yields and inflation. States and municipalities are grappling with budget shortfalls. Taxes are almost certain to rise in an attempt to plug these gaps, with negative implications for growth. In our view, the Federal Reserve must eventually raise interest rates and unwind the measures taken to deal with the financial crisis.

The amount of fiscal and monetary stimulus poured into the economy over the past year is astonishing, and the effects of these policies are in our estimation not yet fully realized because they operate with a lag. The focus for financial-market participants has shifted in recent months from "What can the government do to save the economy?" to "How will the government withdraw this huge stimulus without disrupting markets?" While concern about the withdrawal of stimulus is valid, from our perspective, the fact that the focus is now on exit strategies shows that financial market participants believe that the worst of the crisis is behind us.

On balance, we believe that the prospects for a sustainable economic recovery are improving, and that cautious optimism is justified.

SECTOR DISTRIBUTION(5)
(AS OF SEPTEMBER 30, 2009)

                                  (PIE CHART)

Utilities                 (1%)
Consumer Discretionary   (10%)
Consumer Staples          (3%)
Energy                    (2%)
Financials               (14%)
Health Care               (8%)
Industrials               (8%)
Information Technology   (23%)
International            (29%)
Materials                 (2%)

----------
(5.) Sector distribution is subject to change and is calculated based on the total investments of the Fund, excluding cash and cash equivalents.

                      Wells Fargo Equity Gateway Funds 43


Performance Highlights (Unaudited)

                            WELLS FARGO ADVANTAGE GROWTH EQUITY FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(6) (%) (AS OF SEPTEMBER 30, 2009)

                                          Including Sales Charge                 Excluding Sales Charge            Expense Ratio
                                   ------------------------------------   ------------------------------------   -----------------
GROWTH EQUITY FUND                 6 Month*   1 Year   5 Year   10 Year   6 Month*   1 Year   5 Year   10 Year   Gross(7)   Net(8)
------------------                 --------   ------   ------   -------   --------   ------   ------   -------   --------   ------
Class A (NVEAX)                      32.51    (8.33)    0.53      0.91     40.60     (2.74)    1.73      1.51      1.62%     1.50%
Class B (NVEBX)**                    34.89    (8.51)    0.57      0.98     39.89     (3.51)    0.96      0.98      2.37%     2.25%
Class C (WFGGX)                      39.07    (4.43)    0.98      0.76     40.07     (3.43)    0.98      0.76      2.37%     2.25%
Administrator Class (NVGEX)                                                40.79     (2.54)    1.98      1.76      1.44%     1.25%
Institutional Class (WGEIX)                                                40.92     (2.28)    2.17      1.86      1.17%     1.05%
Growth Equity Composite Index(1)                                           41.71     (2.92)    3.48      1.80
S&P 500 Index(2)                                                           34.02     (6.91)    1.02     (0.15)

*    Returns for periods of less than one year are not annualized.

** Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE AT www.wellsfargo.com/advantagefunds.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR AND INSTITUTIONAL CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to foreign investment risk and smaller company securities risk. Consult the Fund's prospectus for additional information on these and other risks.

----------
(6.) The Fund is a gateway blended Fund that invests all of its assets in two or more master portfolios of the Master Trust in varying proportions. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolios in which it invests. Performance shown prior to the inception of the Institutional Class shares on April 11, 2005, reflects the performance of the Administrator Class shares and includes expenses that are not applicable to and are higher than those of the Institutional Class shares.

(7.) Reflects the gross expense ratio as stated in the February 1, 2009 prospectuses, includes the pro rata portion of the net operating expenses allocated from the master portfolio in which the Fund invests and is based on the Fund's previous fiscal year expenses as reported in the Financial Highlights.

(8.) The investment adviser has contractually committed through January 31, 2010, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio, including the underlying master portfolios' fees and expenses, as shown. Without these reductions, the Fund's returns would have been lower.

                      44 Wells Fargo Equity Gateway Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE INTERNATIONAL VALUE FUND

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE INTERNATIONAL VALUE FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

LSV Asset Management

PORTFOLIO MANAGERS

Josef Lakonishok
Puneet Mansharamani, CFA
Menno Vermeulen, CFA

FUND INCEPTION

October 31, 2003

PERFORMANCE SUMMARY
12-MONTH TOTAL RETURN AS OF SEPTEMBER 30, 2009
(EXCLUDING SALES CHARGES)

INTERNATIONAL VALUE FUND   1 YEAR
------------------------   ------
Class A                     4.82%
MSCI EAFE Value Index(1)    7.35%

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE AT www.wellsfargo.com/advantagefunds.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. NET AND GROSS EXPENSE RATIONS FOR CLASS A SHARES ARE 1.50% AND 1.74%, RESPECTIVELY. THE INVESTMENT ADVISER HAS CONTRACTUALLY COMMITTED THROUGH JANUARY 31, 2010, TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THIS NET OPERATING EXPENSE RATIO. WITHOUT THESE REDUCTIONS, THE FUND'S RETURNS WOULD HAVE BEEN LOWER.

GROWTH OF $10,000 INVESTMENT(2)
(AS OF SEPTEMBER 30, 2009)

                              (PERFORMANCE GRAPH)

                WELLS FARGO ADVANTAGE       WELLS FARGO ADVANTAGE
             INTERNATIONAL VALUE FUND -   INTERNATIONAL VALUE FUND    MSCI EAFE
DATE                   CLASS A              - ADMINISTRATOR CLASS    VALUE INDEX
----         --------------------------   ------------------------   -----------
10/31/2003               9425                       10000               10,000
11/30/2003               9491                       10070               10,211
12/31/2003              10254                       10880               11,104
 1/31/2004              10509                       11150               11,202
 2/29/2004              10867                       11530               11,507
 3/31/2004              11008                       11680               11,626
 4/30/2004              10735                       11390               11,388
 5/31/2004              10735                       11390               11,486
 6/30/2004              11140                       11820               11,840
 7/31/2004              10886                       11550               11,547
 8/31/2004              10924                       11590               11,634
 9/30/2004              11253                       11940               11,954
10/31/2004              11499                       12200               12,369
11/30/2004              12271                       13020               13,206
12/31/2004              12893                       13679               13,805
 1/31/2005              12843                       13627               13,616
 2/28/2005              13455                       14276               14,245
 3/31/2005              13021                       13815               13,879
 4/30/2005              12656                       13428               13,497
 5/31/2005              12527                       13292               13,471
 6/30/2005              12823                       13606               13,720
 7/31/2005              13179                       13993               14,144
 8/31/2005              13524                       14360               14,454
 9/30/2005              13959                       14821               15,132
10/31/2005              13495                       14329               14,663
11/30/2005              13653                       14507               15,101
12/31/2005              14252                       15134               15,710
 1/31/2006              15114                       16056               16,671
 2/28/2006              15233                       16183               16,786
 3/31/2006              15787                       16765               17,245
 4/30/2006              16570                       17613               18,107
 5/31/2006              16025                       17030               17,466
 6/30/2006              15866                       16871               17,441
 7/31/2006              16035                       17051               17,705
 8/31/2006              16461                       17496               18,250
 9/30/2006              16589                       17634               18,405
10/31/2006              17174                       18269               19,206
11/30/2006              17610                       18735               19,794
12/31/2006              18325                       19505               20,482
 1/31/2007              18554                       19749               20,595
 2/28/2007              18763                       19971               20,769
 3/31/2007              19320                       20575               21,140
 4/30/2007              19957                       21253               22,109
 5/31/2007              20394                       21730               22,441
 6/30/2007              20474                       21815               22,438
 7/31/2007              19957                       21275               21,960
 8/31/2007              19499                       20787               21,487
 9/30/2007              20106                       21434               22,442
10/31/2007              20822                       22207               23,303
11/30/2007              19390                       20681               22,230
12/31/2007              18833                       20086               21,702
 1/31/2008              17095                       18244               19,690
 2/29/2008              16939                       18077               19,715
 3/31/2008              17054                       18210               19,606
 4/30/2008              17938                       19154               20,771
 5/31/2008              18042                       19264               20,688
 6/30/2008              16305                       17422               18,714
 7/31/2008              15732                       16812               18,168
 8/31/2008              15108                       16146               17,563
 9/30/2008              13173                       14082               15,131
10/31/2008              10384                       11097               12,019
11/30/2008               9739                       10420               11,487
12/31/2008              10560                       11288               12,134
 1/31/2009               9328                        9971               10,784
 2/29/2009               8282                        8865                9,572
 3/31/2009               8773                        9389               10,250
 4/30/2009              10178                       10892               12,021
 5/31/2009              11541                       12348               13,436
 6/30/2009              11432                       12231               13,300
 7/31/2009              12554                       13443               14,584
 8/31/2009              13328                       14282               15,691
 9/30/2009              13807                       14771               16,243

----------
(1.) The Morgan Stanley Capital International Europe, Australasia and Far East
     ("MSCI EAFE") Value IndexSM is an unmanaged market capitalization index designed to measure the performance of value securities within developed equity markets, excluding the US & Canada. You cannot invest directly in an Index.

(2.) The chart compares the performance of the WELLS FARGO ADVANTAGE
     INTERNATIONAL VALUE FUND Class A and Administrator Class shares for the life of the Fund with the MSCI EAFE Value Index. The chart assumes a hypothetical investment of $10,000 in Class A and Administrator Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%

                      Wells Fargo Equity Gateway Funds 45


Performance Highlights (Unaudited)

                      WELLS FARGO ADVANTAGE INTERNATIONAL VALUE FUND (CONTINUED)

MANAGER'S DISCUSSION

FUND HIGHLIGHTS

-    The Fund underperformed its benchmark during the 12-month period.

- Both sector and stock selection were mixed in the period. Even though financial stocks rebounded from distressed levels over the last six months, it was the only sector in the value benchmark to post a negative return for the full period. Our underweight to this sector and selection within financials added value. However, weak stock selection in the consumer discretionary sector had a negative impact on performance.

- Over the last several months the Fund rotated away from sectors that became increasingly expensive as the market rebounded, such as the consumer discretionary and financial sectors, toward more defensive sectors such as consumer staples and health care.

WHILE THE FUND HAD POSITIVE RELATIVE PERFORMANCE OVERALL FOR THE 12-MONTH PERIOD, IT WAS DOWN WELL OVER 30% EARLIER IN THE PERIOD.

The first six months of the period continued the difficult environment that began in July 2007 for the global equity markets, and for deep-value strategies in particular. The stocks that had been hurt the most in 2007 and 2008 led the rebound, which drove international stocks up over 50% since their March lows. Stocks in the financial, materials, industrials, and consumer discretionary sectors led the market from the depths of the bear market earlier this year. On the other hand, after holding up relatively well during the past few years, defensive sectors such as consumer staples and utilities lagged in this year's market advance. During the period, the Fund was underweight to the more defensive sectors because they traded at relatively high multiples and overweight to the more economically sensitive and deeper-value stocks, with a mixed impact on results. Overall, our underweight to financials relative the value benchmark helped, particularly in the first half of the period, but our underweight to utilities detracted. In addition, the Fund's overweight to technology and industrials added value overall. Stock selection was also mixed as our picks in the financial and telecommunications sectors added value while selection in the consumer discretionary sector detracted.

TEN LARGEST EQUITY HOLDINGS(3)
(AS OF SEPTEMBER 30, 2009)

Banco Santander SA                2.40%
Royal Dutch Shell plc             2.33%
BP plc                            2.21%
Sanofi Aventis SA                 2.06%
E.ON AG                           1.70%
Astrazeneca plc                   1.67%
Banco Bilbao Vizcaya Argentaria   1.33%
Novartis Limited AG               1.22%
ENI SpA                           1.22%
Vodafone Group plc                1.21%

----------
(3.)   The ten largest equity holdings are calculated based on the value of the
     Master Trust portfolio securities allocable to the Fund divided by the total investments of the Fund. Holdings are subject to change and may have changed since the date specified. See Notes to Financial Statements for a discussion of the Master Trust.

                      46 Wells Fargo Equity Gateway Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE INTERNATIONAL VALUE FUND (CONTINUED)

Individual stocks that added value during the period included underweight positions in United Kingdom financials HSBC Holdings and Royal Bank of Scotland. In addition, our lack of exposure to Japanese financials Mitsubishi UFJ Financial Group and Sumitomo Mitsui Financial Group helped results. Industrial stocks that added value included Downer EDI and Noble Group. Detractors from the Fund's performance included SFCG Company, a Japanese financial that filed for bankruptcy; Japanese pharmaceutical Takeda Pharmaceutical; and Australian steel company Bluescope Steel. Modest underweights to big oil stocks such as BP, Total, and Royal Dutch relative to the value benchmark also had a negative impact on results.

OVER THE LAST SEVERAL MONTHS, THE FUND'S SECTOR EXPOSURES SHIFTED FROM ECONOMICALLY SENSITIVE SECTORS OF THE MARKET TO TRADITIONALLY DEFENSIVE SECTORS. Several stocks that rebounded from depressed levels are no longer cheap on our valuation measures. As a result, we sold some of these stocks and redeployed the proceeds into companies that exhibited more stable growth or stocks that were left behind in the recent market advance. Specifically, we increased the weighting to consumer staples and utilities at the expense of consumer discretionary and other economically sensitive sectors.

Currently, the Fund is overweight energy, health care, and telecommunication services relative to the broad market, while the Fund is underweight consumer discretionary stocks. The Fund remains underweight utilities and consumer staples but much less so than was the case at the beginning of the period. At the industry level, the Fund is overweight to oil and gas, trading companies, food staples retailers, pharmaceuticals, and insurance. The Fund is underweight commercial banks and beverages.

GEOGRAPHIC ALLOCATION(4)
(AS OF SEPTEMBER 30, 2009)

                                  (PIE CHART)

Australia/New Zealand    (7%)
Cash Equivalents         (1%)
Continental Europe      (49%)
Japan                   (21%)
Southeast Asia           (3%)
United Kingdom          (19%)

----------
(4.) Geographic allocation is subject to change and is calculated based on the total net assets of the Fund.

                       Wells Fargo Equity Gateway Funds 47


Performance Highlights (Unaudited)

                      WELLS FARGO ADVANTAGE INTERNATIONAL VALUE FUND (CONTINUED)

WE CONTINUED TO EXECUTE OUR DEEP-VALUE STRATEGY, WHICH WE BELIEVE WILL POTENTIALLY LEAD TO FAVORABLE LONG-TERM PERFORMANCE.

The Fund rebounded over the last six months after a difficult seven quarters dating back to July 2007. Several of the factors that we emphasize, including low price-to-earnings, low price-to-book, and high dividend yield, were rewarded after being out of favor in late 2007 and 2008. While we have seen similar periods of value underperformance in the past, these periods tend to be short lived in our experience. The last time we had experienced a sustained period of underperformance was during the tech bubble of 1998 and 1999. Our research suggests that by remaining true to our deep-value approach, we may benefit from subsequent recovery cycles for value stocks.

                       48 Wells Fargo Equity Gateway Funds


Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE INTERNATIONAL VALUE FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(5) (%) (AS OF SEPTEMBER 30, 2009)

                                     Including Sales Charge                  Excluding Sales Charge            Expense Ratio
                             --------------------------------------  --------------------------------------  ----------------
INTERNATIONAL VALUE FUND     6 Month*  1 Year  5 Year  Life of Fund  6 Month*  1 Year  5 Year  Life of Fund  Gross(6)  Net(7)
------------------------     --------  ------  ------  ------------  --------  ------  ------  ------------  --------  ------
Class A (WFFAX)                48.34   (1.21)   2.95       5.60        57.39    4.82    4.18       6.67        1.74%    1.50%
Class B (WFVBX)**              51.54   (1.18)   2.99       5.69        56.54    3.82    3.34       5.82        2.49%    2.25%
Class C (WFVCX)                55.57    2.90    3.34       5.82        56.57    3.90    3.34       5.82        2.49%    2.25%
Administrator Class (WFVDX)                                            57.32    4.89    4.35       6.81        1.56%    1.25%
Institutional Class (WFVIX)                                            57.50    5.15    4.48       6.92        1.29%    1.05%
MSCI EAFE Value Index(1)                                               58.46    7.35    6.32       8.54

*    Returns for periods of less than one year are not annualized.

** Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE AT www.wellsfargo.com/advantagefunds.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS AND INSTITUTIONAL CLASS SHARES ARE SOLD WITHOUT FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

THE FUND HAS A REDEMPTION FEE OF 2.00% DEDUCTED FROM THE NET PROCEEDS OF SHARES REDEEMED OR EXCHANGED WITHIN 30 DAYS AFTER PURCHASE. PERFORMANCE DATA DOES NOT REFLECT THE DEDUCTION OF THIS FEE, WHICH, IF REFLECTED, WOULD REDUCE THE PERFORMANCE.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Foreign investments are especially volatile, and can rise or fall dramatically due to differences in the political and economic conditions of the host country. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to smaller company securities risk. Consult the Fund's prospectus for additional information on these and other risks.

----------
(5.) The Fund is a gateway feeder fund that invests all of its assets in a single master portfolio of the Master Trust with a substantially similar investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolio in which it invests. Performance shown prior to the inception of the Class B and Class C shares on April 11, 2005, reflects the performance of the Class A shares, adjusted to reflect Class B and Class C sales charges and expenses, as applicable. Performance shown prior to the inception of the Administrator Class shares on April 11, 2005, reflects the performance of the Class A shares, and includes expenses that are not applicable to and are higher than those of the Administrator Class shares but does not include Class A sales charges. If it did include Class A sales charges, returns would be lower. Performance shown prior to the inception of the Institutional Class shares on August 31, 2006, reflects the performance of the Administrator Class shares, and includes expenses that are not applicable to and are higher than those of the Institutional Class shares. Performance shown prior to April 11, 2005, for the Institutional Class shares reflects the performance of the Class A shares and includes expenses that are not applicable to and are higher than those of the Institutional Class share but does not include Class A sales charges. If it did include Class A sales charges, returns would be lower.

(6.) Reflects the gross expense ratio as stated in the February 1, 2009 prospectuses, includes gross expenses allocated from the master portfolio in which the Fund invests and is based on the Fund's previous fiscal year expenses as reported in the Financial Highlights.

(7.) The investment adviser has contractually committed through January 31, 2010, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio, including the underlying master portfolio's fees and expenses, as shown. Without these reductions, the Fund's returns would have been lower.

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

                       50 Wells Fargo Equity Gateway Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE LARGE CAP APPRECIATION FUND

INVESTMENT OBJECTIVE

THE WELLS FARGO ADVANTAGE LARGE CAP APPRECIATION FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Cadence Capital Management, LLC

PORTFOLIO MANAGERS

William B. Bannick, CFA
Robert L. Fitzpatrick, CFA
Michael J. Skillman

FUND INCEPTION

August 31, 2001

PERFORMANCE SUMMARY

12-MONTH TOTAL RETURN AS OF SEPTEMBER 30, 2009
(EXCLUDING SALES CHARGES)

LARGE CAP APPRECIATION FUND    1 YEAR
---------------------------    ------
Class A                        (11.00)%
Russell 1000 Growth Index(1)    (1.85)%

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE AT www.wellsfargo.com/advantagefunds.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. NET AND GROSS EXPENSE RATIONS FOR CLASS A SHARES ARE 1.25% AND 1.45%, RESPECTIVELY. THE INVESTMENT ADVISER HAS CONTRACTUALLY COMMITTED THROUGH JANUARY 31, 2010, TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THIS NET OPERATING EXPENSE RATIO. WITHOUT THESE REDUCTIONS, THE FUND'S RETURNS WOULD HAVE BEEN LOWER.

GROWTH OF $10,000 INVESTMENT(2)
(AS OF SEPTEMBER 30, 2009)

                               (PREFORMANCE GRAPH)

                               WELLS FARGO
                                ADVANTAGE
              WELLS FARGO       LARGE CAP
               ADVANTAGE       APPRECIATION
               LARGE CAP          FUND -
              APPRECIATION    ADMINISTRATOR   RUSSELL 1000 GROWTH
   DATE      FUND - CLASS A       CLASS              INDEX
----------   --------------   -------------   -------------------
 8/31/2001        9425            10000              10,000
 9/30/2001        8982             9530               9,002
10/31/2001        8944             9500               9,474
11/30/2001        9340             9910              10,384
12/31/2001        9500            10090              10,364
 1/31/2002        9378             9960              10,181
 2/28/2002        9114             9670               9,759
 3/31/2002        9444            10030              10,096
 4/30/2002        9123             9690               9,272
 5/31/2002        8982             9540               9,048
 6/30/2002        8454             8980               8,211
 7/31/2002        7681             8160               7,760
 8/31/2002        7710             8190               7,783
 9/30/2002        7097             7550               6,975
10/31/2002        7474             7950               7,615
11/30/2002        7568             8050               8,029
12/31/2002        7238             7700               7,474
 1/31/2003        7163             7620               7,293
 2/28/2003        7088             7550               7,259
 3/31/2003        7238             7710               7,395
 4/30/2003        7653             8150               7,941
 5/31/2003        8077             8610               8,338
 6/30/2003        8143             8680               8,452
 7/31/2003        8313             8860               8,663
 8/31/2003        8539             9100               8,878
 9/30/2003        8407             8960               8,783
10/31/2003        8954             9540               9,277
11/30/2003        9029             9630               9,374
12/31/2003        9218             9830               9,698
 1/31/2004        9321             9950               9,896
 2/29/2004        9491            10120               9,959
 3/31/2004        9491            10130               9,774
 4/30/2004        9029             9640               9,660
 5/31/2004        9180             9800               9,840
 6/30/2004        9434            10080               9,963
 7/31/2004        8963             9570               9,400
 8/31/2004        8954             9560               9,354
 9/30/2004        9237             9870               9,443
10/31/2004        9444            10090               9,590
11/30/2004       10038            10720               9,920
12/31/2004       10312            11022              10,309
 1/31/2005       10111            10809               9,965
 2/28/2005       10408            11124              10,071
 3/31/2005       10255            10972               9,888
 4/30/2005        9939            10627               9,699
 5/31/2005       10284            10992              10,169
 6/30/2005       10437            11165              10,131
 7/31/2005       10944            11713              10,626
 8/31/2005       10839            11601              10,489
 9/30/2005       11039            11814              10,538
10/31/2005       10714            11469              10,435
11/30/2005       11135            11926              10,885
12/31/2005       11226            12026              10,851
 1/31/2006       11872            12723              11,042
 2/28/2006       11721            12562              11,024
 3/31/2006       11912            12766              11,187
 4/30/2006       12114            12981              11,172
 5/31/2006       11559            12402              10,793
 6/30/2006       11448            12273              10,751
 7/31/2006       11064            11865              10,546
 8/31/2006       11185            11994              10,875
 9/30/2006       11418            12251              11,174
10/31/2006       11640            12487              11,567
11/30/2006       11943            12820              11,796
12/31/2006       11924            12810              11,836
 1/31/2007       12152            13053              12,140
 2/28/2007       11924            12810              11,912
 3/31/2007       12174            13076              11,977
 4/30/2007       12662            13608              12,541
 5/31/2007       13173            14163              12,992
 6/30/2007       13021            14001              12,798
 7/31/2007       12869            13839              12,599
 8/31/2007       13075            14059              12,800
 9/30/2007       13846            14903              13,336
10/31/2007       14324            15412              13,790
11/30/2007       13738            14787              13,282
12/31/2007       13962            15031              13,234
 1/31/2008       12568            13534              12,202
 2/29/2008       12336            13287              11,960
 3/31/2008       12231            13176              11,887
 4/30/2008       12766            13745              12,511
 5/31/2008       13172            14190              12,970
 6/30/2008       12255            13200              12,036
 7/31/2008       11825            12743              11,807
 8/31/2008       11709            12619              11,934
 9/30/2008       10245            11048              10,552
10/31/2008        8375             9019               8,694
11/30/2008        7690             8276               8,003
12/31/2008        7887             8493               8,147
 1/31/2009        7527             8109               7,755
 2/29/2009        6923             7464               7,172
 3/31/2009        7341             7911               7,812
 4/30/2009        7771             8382               8,562
 5/31/2009        8061             8704               8,986
 6/30/2009        8003             8642               9,087
 7/31/2009        8561             9250               9,732
 8/31/2009        8770             9473               9,934
 9/30/2009        9118             9845              10,356

----------
(1.) The Russell 1000 Growth Index measures the performance of those Russell
     1000 companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an Index.

(2.) The chart compares the performance of the WELLS FARGO ADVANTAGE LARGE CAP
     APPRECIATION FUND Class A and Administrator Class shares for the life of the Fund with the Russell 1000 Growth Index. The chart assumes a hypothetical investment of $10,000 in Class A and Administrator Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

                       Wells Fargo Equity Gateway Funds 51


Performance Highlights (Unaudited)

                   WELLS FARGO ADVANTAGE LARGE CAP APPRECIATION FUND (CONTINUED)

MANAGER'S DISCUSSION

FUND HIGHLIGHTS

- The Fund trailed its benchmark during a difficult time for active managers with our emphasis. Our investment process for the Fund uses a quantitative screen on the front end of stock selection, and from our perspective, fundamental growth factors were contrary indicators of investment success. Allocation to particular factors, such as price momentum, capitalization tiers, and expected earnings growth, was a better indicator of the Fund's relative performance than sector allocation.

- The Fund's relative performance was ahead for the final quarter of 2008 and lost only modest ground as the sluggish market continued for the first two months of 2009; most of the Fund's relative shortfall occurred between March 9 and June 30.

- The market rally that began in early March 2009 was led by stocks of companies that we believe had low potential for sustained, long-term appreciation. Instead, these companies had been crushed for several months leading up to the rally, and their prospects for solid returns on earnings were bleak, in our opinion. We prefer to focus on companies with positive earnings, higher market capitalization, and strong potential for generating returns that are based on earnings.

WE BELIEVE THAT THE MARKET'S COMEBACK WAS MARKED BY A DISENGAGEMENT FROM COMPANY FUNDAMENTALS.

The sluggish market that began in late 2007 continued more or less through 2008 and into early 2009. When the market began to rally in early March 2009, investors were willing to overlook that the stocks registering the most exceptional returns were the same ones that had posted the most sizeable losses in the preceding months. The top gainers tended to be stocks that had been trading down to a small fraction of where they were a year earlier - many of them had traded down to below $1 per share. Although the pace of the rally began to moderate in May and June 2009, we still saw evidence that stock-price performance had appeared to be disengaged from company fundamentals. The stocks that were leading the rise in the market tended to be of very low price and market capitalization, and they were posting losses in earnings, not gains. This environment made it particularly difficult for diversified active managers like us to outperform. The story is not yet over. Even though the brief decline in the market that we saw in early summer was followed by additional upward motion in equities, we have also noted a gradual increase in investors seeking out fundamentals that better support stock prices.

The Fund was overweight in consumer discretionary stocks during the period, and the sector had the only favorable relative impact. A top performer was Coach, Inc., which bucked the trend and reported strong earnings AND substantial stock-price appreciation.

                       52 Wells Fargo Equity Gateway Funds


Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE LARGE CAP APPRECIATION FUND (CONTINUED)

Information technology holdings had the greatest negative impact on the Fund's relative performance. Holdings were generally those we expected to do well, based on good fundamentals, but most of the top-performing technology companies during the period did not meet our requirements for good fundamentals and we did not own them. Seagate Technologies, up nearly 400%, is a good example of a high-performing technology stock that did not meet our requirements. Among Fund holdings, Harris Corp. was the biggest drag from technology, and the fault was a premature sale that we elected to make because of a downgrade in projected earnings estimates.

SECTOR DISTRIBUTION(3)
(AS OF SEPTEMBER 30, 2009)

                                  (PIE CHART)

Utilities                 (1%)
Consumer Discretionary   (15%)
Consumer Staples         (11%)
Energy                    (4%)
Financials               (10%)
Health Care              (14%)
Industrials              (13%)
Information Technology   (28%)
Materials                 (4%)

The Fund also engages in securities lending as a way of seeking to generate additional income and is a process that is distinct from the investment decisions made by the portfolio management team. During the period, securities lending detracted from the Fund's overall performance due to the decline in value of certain securities in which securities lending cash collateral was invested.

AS THE CREDIT CRISIS BECAME MORE MANAGEABLE AND THE ECONOMY BEGAN TO STABILIZE, WE INCREASED THE FUND'S EXPOSURE TO CERTAIN SEGMENTS OF THE FINANCIALS SECTOR, PARTICULARLY IN THE CAPITAL MARKETS AND IN CONSUMER FINANCE; TO PAY FOR THESE INCREASES, WE CUT THE FUND'S EXPOSURE TO ENERGY.

We increased the Fund's assets in the financials sector during the second half of the 12-month period to approximately 10.5% of the Fund's total assets as of September 30, 2009. This represented a sector allocation that was double that of the Fund's benchmark. Within financials, holdings were concentrated in capital markets, including asset managers and investment banks. While the sector had a modestly negative effect on the Fund's relative performance, TD AMERITRADE and BlackRock both contributed positively to the Fund's performance. These companies benefited from increased demand for asset management services, and TD AMERITRADE also benefited from healthy trading volumes.

TEN LARGEST EQUITY HOLDINGS(4)
(AS OF SEPTEMBER 30, 2009)

Apple Incorporated                            3.06%
Cisco Systems Incorporated                    2.45%
International Business Machines Corporation   1.98%
Wal-Mart Stores Incorporated                  1.71%
Hewlett-Packard Company                       1.65%
Joy Global Incorporated                       1.58%
Oracle Corporation                            1.54%
Blackrock Incorporated                        1.53%
Lender Processing Services Incorporated       1.51%
Philip Morris International Incorporated      1.44%

----------
(3.) Sector distribution is subject to change and is calculated based on the total investments of the Fund, excluding cash and cash equivalents.

(4.) The ten largest equity holdings are calculated based on the value of the Master Trust portfolio securities allocable to the Fund divided by the total investments of the Fund. Holdings are subject to change and may have changed since the date specified. See Notes to Financial Statements for a discussion of the Master Trust.

                       Wells Fargo Equity Gateway Funds 53


Performance Highlights (Unaudited)

                   WELLS FARGO ADVANTAGE LARGE CAP APPRECIATION FUND (CONTINUED)

Our exposure to energy stood at just under 4% as of September 30, 2009, after hitting nearly 13% of the Fund's assets a year earlier and 15% at the end of July 2008. Unsustainable high prices that had been caused, in part, by speculation, started to decline in mid-2008. Moreover, fundamentals for the sector deteriorated with the economy: demand for oil fell as businesses cut production and consumers drove their cars less and lowered their thermostats to control personal expenses. On the natural gas side, supplies were well above historical averages, and prices for natural gas were also under pressure. We had begun trimming exposure in energy in anticipation of this weakness, and we remain relatively cautious on the sector.

WE BELIEVE THAT OUR DOMESTIC ECONOMY HAS STABILIZED, AND SOME BELIEVE THAT THE RECESSION HAS ENDED.

The global stimulus packages have had modest positive impact, in our opinion, and we are paying attention to signs of growth in Europe and Asia. Companies have reduced inventories and increased cash on their balance sheets, which should bode well for a return to growth. The "Cash for Clunkers" program and first-time home buyer incentives from the federal government provided at least a temporary boost to the automobile and housing sectors in the United States. Our remaining concern centers on high unemployment, but with modest improvements in corporate profits, we believe that employment numbers will also begin to recover. All of these factors could potentially inspire investors to focus more on fundamentals, which would also be more aligned with the Fund's bottom-up investment process.

                      54 Wells Fargo Equity Gateway Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE LARGE CAP APPRECIATION FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(5) (%) (AS OF SEPTEMBER 30, 2009)

                                      Including Sales Charge                 Excluding Sales Charge
                               ------------------------------------   ------------------------------------     Expense Ratio
                                                            Life of                                Life of   -----------------
LARGE CAP APPRECIATION FUND    6 Month*   1 Year   5 Year     Fund    6 Month*   1 Year   5 Year     Fund    Gross(6)   Net(7)
---------------------------    --------   ------   ------   -------   --------   ------   ------   -------   --------   ------
Class A (WFAPX)                  17.07    (16.12)   (1.43)   (1.14)     24.21    (11.00)  (0.26)    (0.41)     1.45%     1.25%
Class B (WFABX)**                18.74    (16.87)   (1.43)   (1.05)     23.74    (11.87)  (1.01)    (1.05)     2.20%     2.00%
Class C (WFACX)                  22.74    (12.87)   (1.04)   (1.17)     23.74    (11.87)  (1.04)    (1.17)     2.20%     2.00%
Administrator Class (WFAKX)                                             24.45    (10.89)  (0.05)    (0.19)     1.27%     1.00%
Institutional Class (WFASX)                                             24.61    (10.70)   0.12     (0.09)     1.00%     0.70%
Russell 1000 Growth Index(1)                                            32.58     (1.85)   1.86      0.43

*    Returns for periods of less than one year are not annualized.

** Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE AT www.wellsfargo.com/advantagefunds.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS AND INSTITUTIONAL CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. The use of derivatives may reduce returns and/or increase volatility. Active trading results in increased turnover and trading expenses, and may generate higher short-term capital gains. Consult the Fund's prospectus for additional information on these and other risks.

----------
(5.) The Fund is a gateway feeder Fund that invests all of its assets in a single master portfolio of the Master Trust with a substantially similar investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolio in which it invests. Performance shown prior to the inception of the Institutional Class shares on August 31, 2006, reflects the performance of the Administrator Class shares and includes expenses that are not applicable to and are higher than those of the Institutional Class shares.

(6.) Reflects the gross expense ratio as stated in the February 1, 2009 prospectuses, includes gross expenses allocated from the master portfolio in which the Fund invests and is based on the Fund's previous fiscal year expenses as reported in the Financial Highlights.

(7.) The investment adviser has contractually committed through January 31, 2010, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio, including the underlying master portfolio's fees and expenses, as shown. Without these reductions, the Fund's returns would have been lower.

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

                      56 Wells Fargo Equity Gateway Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH FUND

INVESTMENT OBJECTIVE

THE WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Peregrine Capital Management, Inc.

PORTFOLIO MANAGERS

John S. Dale, CFA
Gary E. Nussbaum, CFA

FUND INCEPTION

December 31, 1982

PERFORMANCE SUMMARY

12-MONTH TOTAL RETURN AS OF SEPTEMBER 30, 2009

LARGE COMPANY GROWTH FUND         1 Year
-------------------------         ------
Investor Class                      2.89%
Russell 1000(R) Growth Index(1)    (1.85)%

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE AT www.wellsfargo.com/advantagefunds.

INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. NET AND GROSS EXPENSE RATIOS FOR INVESTOR CLASS SHARES ARE 1.27% AND 1.40%, RESPECTIVELY. THE INVESTMENT ADVISER HAS CONTRACTUALLY COMMITTED THROUGH JANUARY 31, 2010, TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THIS NET OPERATING EXPENSE RATIO. WITHOUT THESE REDUCTIONS, THE FUND'S RETURNS WOULD HAVE BEEN LOWER.

GROWTH OF $10,000 INVESTMENT(2)
(AS OF SEPTEMBER 30, 2009)

                   WELLS FARGO               WELLS FARGO
             ADVANTAGE LARGE COMPANY   ADVANTAGE LARGE COMPANY   RUSSELL 1000
DATE             GROWTH - CLASS A      GROWTH - INVESTOR CLASS   GROWTH INDEX
----         -----------------------   -----------------------   ------------
 9/30/1999             9425                     10000               10,000
10/31/1999            10238                     10859               10,755
11/30/1999            10612                     11254               11,336
12/31/1999            11779                     12488               12,515
 1/31/2000            11476                     12167               11,928
 2/29/2000            11691                     12392               12,511
 3/31/2000            13067                     13849               13,407
 4/30/2000            12561                     13308               12,769
 5/31/2000            11724                     12420               12,125
 6/30/2000            12626                     13374               13,044
 7/31/2000            12666                     13412               12,500
 8/31/2000            13425                     14213               13,632
 9/30/2000            12488                     13219               12,342
10/31/2000            12481                     13209               11,758
11/30/2000            11424                     12089               10,025
12/31/2000            11330                     11986                9,708
 1/31/2001            11508                     12173               10,379
 2/28/2001             9762                     10323                8,617
 3/31/2001             8738                      9240                7,679
 4/30/2001             9675                     10229                8,651
 5/31/2001             9585                     10134                8,523
 6/30/2001             9316                      9848                8,326
 7/31/2001             9149                      9669                8,118
 8/31/2001             8320                      8791                7,454
 9/30/2001             7511                      7934                6,710
10/31/2001             7858                      8300                7,062
11/30/2001             8778                      9272                7,740
12/31/2001             8862                      9359                7,725
 1/31/2002             8807                      9297                7,589
 2/28/2002             8219                      8675                7,274
 3/31/2002             8584                      9061                7,526
 4/30/2002             7914                      8351                6,911
 5/31/2002             7673                      8094                6,744
 6/30/2002             7169                      7561                6,120
 7/31/2002             6466                      6819                5,784
 8/31/2002             6542                      6898                5,801
 9/30/2002             5817                      6132                5,199
10/31/2002             6480                      6829                5,676
11/30/2002             6923                      7296                5,985
12/31/2002             6360                      6700                5,571
 1/31/2003             6131                      6458                5,436
 2/28/2003             6073                      6397                5,411
 3/31/2003             6151                      6481                5,512
 4/30/2003             6704                      7058                5,919
 5/31/2003             7021                      7391                6,215
 6/30/2003             7101                      7474                6,300
 7/31/2003             7467                      7857                6,457
 8/31/2003             7609                      8006                6,618
 9/30/2003             7408                      7792                6,547
10/31/2003             7856                      8264                6,915
11/30/2003             7823                      8228                6,987
12/31/2003             8043                      8458                7,229
 1/31/2004             8129                      8547                7,376
 2/29/2004             8121                      8538                7,423
 3/31/2004             8011                      8422                7,285
 4/30/2004             7878                      8280                7,201
 5/31/2004             7998                      8404                7,335
 6/30/2004             7996                      8402                7,427
 7/31/2004             7497                      7877                7,007
 8/31/2004             7491                      7868                6,972
 9/30/2004             7577                      7959                7,038
10/31/2004             7722                      8109                7,148
11/30/2004             8045                      8448                7,394
12/31/2004             8284                      8697                7,684
 1/31/2005             7824                      8214                7,428
 2/28/2005             7838                      8228                7,507
 3/31/2005             7624                      8001                7,370
 4/30/2005             7440                      7809                7,230
 5/31/2005             7942                      8337                7,579
 6/30/2005             7961                      8351                7,552
 7/31/2005             8524                      8939                7,921
 8/31/2005             8389                      8797                7,819
 9/30/2005             8370                      8775                7,855
10/31/2005             8468                      8877                7,778
11/30/2005             8925                      9356                8,114
12/31/2005             8737                      9156                8,088
 1/31/2006             8725                      9143                8,230
 2/28/2006             8741                      9158                8,217
 3/31/2006             8845                      9267                8,339
 4/30/2006             8665                      9074                8,327
 5/31/2006             8236                      8626                8,045
 6/30/2006             8081                      8462                8,013
 7/31/2006             7769                      8134                7,861
 8/31/2006             8089                      8468                8,106
 9/30/2006             8444                      8837                8,329
10/31/2006             8850                      9263                8,621
11/30/2006             8936                      9351                8,793
12/31/2006             8909                      9323                8,822
 1/31/2007             9270                      9698                9,049
 2/28/2007             8982                      9395                8,879
 3/31/2007             8860                      9267                8,927
 4/30/2007             9319                      9746                9,347
 5/31/2007             9635                     10075                9,684
 6/30/2007             9468                      9897                9,539
 7/31/2007             9184                      9599                9,391
 8/31/2007             9387                      9810                9,541
 9/30/2007             9896                     10340                9,941
10/31/2007            10259                     10719               10,279
11/30/2007             9751                     10185                9,900
12/31/2007             9539                      9963                9,864
 1/31/2008             8879                      9272                9,095
 2/29/2008             8238                      8602                8,915
 3/31/2008             8223                      8589                8,860
 4/30/2008             8717                      9106                9,326
 5/31/2008             8673                      9059                9,667
 6/30/2008             8042                      8401                8,971
 7/31/2008             8219                      8585                8,801
 8/31/2008             8401                      8774                8,895
 9/30/2008             7620                      7956                7,865
10/31/2008             6285                      6562                6,480
11/30/2008             5676                      5926                5,965
12/31/2008             5806                      6062                6,073
 1/31/2009             5418                      5657                5,781
 2/29/2009             5183                      5412                5,346
 3/31/2009             5845                      6103                5,823
 4/30/2009             6548                      6837                6,382
 5/31/2009             6692                      6985                6,698
 6/30/2009             6794                      7092                6,773
 7/31/2009             7313                      7631                7,254
 8/31/2009             7492                      7819                7,404
 9/30/2009             7844                      8186                7,719

----------
(1.) The Russell 1000 Growth Index measures the performance of those Russell
     1000 companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an Index.

(2.) The chart compares the performance of the WELLS FARGO ADVANTAGE LARGE
     COMPANY GROWTH FUND Class A and Investor Class shares for the most recent ten years with the Russell 1000 Growth Index. The chart assumes a hypothetical investment of $10,000 in Class A and Investor Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

                      Wells Fargo Equity Gateway Funds 57


Performance Highlights (Unaudited)

                     WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH FUND (CONTINUED)

MANAGER'S DISCUSSION

FUND HIGHLIGHTS

- The Fund outperformed its benchmark during a volatile period for the U.S. equity markets.

- The market dropped sharply during the first five months of the period as the 2008 financial crisis prompted widespread panic in the markets. The second half of the period saw a dramatic rebound as signs of economic recovery encouraged optimism among investors.

- Financial stocks especially made a comeback in the second half of the period, and the Fund's strong stock selection in financials was responsible for a large portion of the Fund's outperformance.

TEN LARGEST EQUITY HOLDINGS(3)
(AS OF SEPTEMBER 30, 2009)

Goldman Sachs Group Incorporated   9.45%
Cisco Systems Incorporated         6.49%
Google Incorporated Class A        6.40%
Microsoft Corporation              5.84%
Charles Schwab Corporation         5.67%
Apple Incorporated                 5.26%
Target Corporation                 4.30%
Qualcomm Incorporated              4.11%
Intel Corporation                  3.80%
Paychex Incorporated               3.54%

THE LINGERING FINANCIAL CRISIS AND FEARS OF AN EXTENDED RECESSION GAVE WAY TO SIGNS OF ECONOMIC RECOVERY. The stock market was hit dramatically by the financial crisis and recession in the fourth quarter of 2008 and early 2009. At first, the financials, heavy industrial, and commodity-oriented sectors were hit hard. In early March 2009, though, early signs of an economic recovery and confidence in the ability of companies to regain earnings growth gradually convinced investors to return to the market. Coming out of the downturn, financial stocks especially seemed to be improving. For the 12-month period, the Fund's holdings in financials had a return of 3.6%, compared to a negative 21.5% for the financials sector in the Russell 1000 Index. Goldman Sachs and Franklin Resources accounted for a large share of the Fund's outperformance in financials. In addition, technology shares rebounded sharply as investors anticipated technology spending during a recovery. As it turned out, due to their financial strength going into the downturn, many technology companies gained market share and added to their financial strength. Apple, Cisco Systems, EMC Corp. and Intel all performed well for the Fund during the period. Our technology stock selection and heavy weighting in technology, which is typical of our strategy, aided Fund performance for the period. The portfolio's transportation-related stocks, C.H. Robinson and Expeditors International, also boosted returns.

The Fund's biggest detractors during the period were health care stocks, which underperformed both on an absolute basis and relative to the benchmark. Genzyme Corp. and Medtronic lagged the rest of the portfolio by a considerable margin. The Fund also engages in securities lending as a way of seeking to generate

(3.) The ten largest equity holdings are calculated based on the value of the Master Trust portfolio securities allocable to the Fund divided by the total investments of the Fund. Holdings are subject to change and may have changed since the date specified. See Notes to Financial Statements for a discussion of the Master Trust.

                       58 Wells Fargo Equity Gateway Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH FUND (CONTINUED)

additional income and is a process that is distinct from the investment decisions made by the portfolio management team. During the period, securities lending detracted from the Fund's overall performance due to the decline in value of certain securities in which securities lending cash collateral was invested.

EARNINGS GROWTH WAS A KEY DIFFERENTIATOR FOR THE PORTFOLIO.

While the average U.S. company's earnings growth rate dropped by over 30%, the earnings among the portfolio's holdings held flat for the 12-month period. The portfolio's underlying earnings growth rate far exceeded that of the S&P 500 Index. Much of the earnings drop for the market occurred in the energy and financials sectors. The Fund also felt the earnings drop in financials, but the rest of the portfolio compensated for most of the slack.

SECTOR DISTRIBUTION(4)
(AS OF SEPTEMBER 30, 2009)

                                   (PIE CHART)


Consumer Discretionary   (12%)
Consumer Staples          (3%)
Financials               (23%)
Health Care               (8%)
Industrials               (7%)
Information Technology   (47%)

LOOKING AHEAD, WE SEE THE NORMALIZATION OF RETURN DISTRIBUTIONS AS A KEY TO OUR INVESTMENT STYLE.

Going forward, we believe that one of the most important things for our investment style is that the market continues to see the normalization of return distributions that began with the collapse of commodity prices in mid-2009 and that has persisted since then. In an environment where strong growers are not summarily punished and market returns are available in more than one sector, we believe that our style is well-positioned to add value through stock picking. We believe that the market is still in the early stages of this process of normalizing returns.

We believe the portfolio is in a strong position to sustain superior, rapid earnings growth rates compared to the rest of the market. In addition, at the end of the period the portfolio was selling near parity to the benchmark, despite the much faster growth potential and higher quality profile of the portfolio. Overall, we remain faithful to our process of selectively investing in companies that we believe have strong fundamentals and that we think have the potential for operating successfully in the current economic environment.

----------
(4.) Sector distribution is subject to change and is calculated based on the total investments of the Fund, excluding cash and cash equivalents.

                       Wells Fargo Equity Gateway Funds 59


Performance Highlights (Unaudited)

                     WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(5) (%) (AS OF SEPTEMBER 30, 2009)

                                    Including Sales Charge             Excluding Sales Charge         Expense Ratio
                              ---------------------------------  ---------------------------------  ----------------
LARGE COMPANY GROWTH FUND     6 Month*  1 Year  5 Year  10 Year  6 Month*  1 Year  5 Year  10 Year  Gross(6)  Net(7)
-------------------------     --------  ------  ------  -------  --------  ------  ------  -------  --------  ------
Class A (NVLAX)                 26.49   (2.98)  (0.49)   (2.40)    34.21    2.94    0.70    (1.82)    1.30%    1.20%
Class B (NVLOX)**               28.71   (2.84)  (0.45)   (2.27)    33.71    2.16   (0.05)   (2.27)    2.05%    1.95%
Class C (WFLCX)                 32.68    1.18   (0.04)   (2.47)    33.68    2.18   (0.04)   (2.47)    2.05%    1.95%
Administrator Class (NVLCX)                                        34.36    3.19    0.95    (1.59)    1.12%    0.95%
Institutional Class (WLCSX)                                        34.49    3.44    1.16    (1.48)    0.85%    0.75%
Investor Class (WFLZX)                                             34.13    2.89    0.56    (1.98)    1.40%    1.27%
Russell 1000 Growth Index(1)                                       32.58   (1.85)   1.86    (2.56)

*    Returns for periods of less than one year are not annualized.

** Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE AT www.wellsfargo.com/advantagefunds.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS, INSTITUTIONAL CLASS, AND INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to foreign investment risk. Consult the Fund's prospectus for additional information on these and other risks.

----------
(5.) The Fund is a gateway feeder Fund that invests all of its assets in a single master portfolio of the Master Trust with a substantially similar investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolio in which it invests. Performance shown prior to the inception of the Institutional Class shares on June 30, 2004, reflects the performance of the Administrator Class shares and includes expenses that are not applicable to and are higher than those of the Institutional Class shares. Investor Class shares incepted on April 11, 2005. Effective June 20, 2008, Class Z was renamed Investor Class and modified to assume the features and attributes of the Investor Class. Performance shown prior to the inception of the Investor Class shares reflects the performance of the Administrator Class shares, adjusted to reflect Class Z expenses.

(6.) Reflects the gross expense ratio as stated in the February 1, 2009 prospectuses, includes gross expenses allocated from the master portfolio in which the Fund invests and is based on the Fund's previous fiscal year expenses as reported in the Financial Highlights.

(7.) The investment adviser has contractually committed through January 31, 2010, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio, including the underlying master portfolio's fees and expenses, as shown. Without these reductions, the Fund's returns would have been lower.

                       60 Wells Fargo Equity Gateway Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH FUND

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH FUND (THE Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Peregrine Capital Management, Inc.

PORTFOLIO MANAGERS

William A. Grierson, CFA
Daniel J. Hagen, CFA
Robert B. Mersky, CFA
James P. Ross, CFA
Paul E. von Kuster, CFA

FUND INCEPTION

December 31, 1982

PERFORMANCE SUMMARY

12-MONTH TOTAL RETURN AS OF SEPTEMBER 30, 2009
(EXCLUDING SALES CHARGES)

SMALL COMPANY GROWTH FUND       1-Year
-------------------------      -------
Class A                         0.92%
Russell 2000 Growth Index(1)   (6.32)%

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE AT www.wellsfargo.com/advantagefunds.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. NET AND GROSS EXPENSE RATIONS FOR CLASS A SHARES ARE 1.45% AND 1.54%, RESPECTIVELY. THE INVESTMENT ADVISER HAS CONTRACTUALLY COMMITTED THROUGH JANUARY 31, 2010, TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THIS NET OPERATING EXPENSE RATIO. WITHOUT THESE REDUCTIONS, THE FUND'S RETURNS WOULD HAVE BEEN LOWER.

GROWTH OF $10,000 INVESTMENT(2)
(AS OF SEPTEMBER 30, 2009)

                               (PERFORMANCE GRAPH)

                                     WELLS FARGO ADVANTAGE
             WELLS FARGO ADVANTAGE    SMALL COMPANY GROWTH
             SMALL COMPANY GROWTH     FUND - ADMINISTRATOR   RUSSELL 2000
DATE            FUND - CLASS A               CLASS           GROWTH INDEX
----         ---------------------   ---------------------   ------------
 9/30/1999             9425                  10000              10,000
10/31/1999             9503                  10085              10,256
11/30/1999            10268                  10899              11,340
12/31/1999            11162                  11850              13,339
 1/31/2000            11048                  11731              13,215
 2/29/2000            13010                  13818              16,290
 3/31/2000            13115                  13933              14,578
 4/30/2000            12695                  13489              13,106
 5/31/2000            12076                  12834              11,958
 6/30/2000            12888                  13700              13,503
 7/31/2000            12040                  12801              12,346
 8/31/2000            13088                  13918              13,644
 9/30/2000            12598                  13400              12,966
10/31/2000            12300                  13085              11,913
11/30/2000            10562                  11239               9,750
12/31/2000            11395                  12128              10,347
 1/31/2001            11952                  12723              11,184
 2/28/2001            11301                  12033               9,650
 3/31/2001            10366                  11040               8,773
 4/30/2001            11319                  12057               9,847
 5/31/2001            11849                  12624              10,075
 6/30/2001            12241                  13045              10,363
 7/31/2001            11902                  12685               9,479
 8/31/2001            11553                  12317               8,886
 9/30/2001             9635                  10274               7,452
10/31/2001            10236                  10917               8,169
11/30/2001            10934                  11664               8,851
12/31/2001            11437                  12203               9,402
 1/31/2002            11102                  11849               9,067
 2/28/2002            10471                  11177               8,480
 3/31/2002            11293                  12057               9,218
 4/30/2002            10923                  11664               9,018
 5/31/2002            10535                  11253               8,491
 6/30/2002             9918                  10596               7,771
 7/31/2002             8292                   8860               6,577
 8/31/2002             8365                   8941               6,573
 9/30/2002             7674                   8203               6,099
10/31/2002             7889                   8435               6,407
11/30/2002             8422                   9007               7,042
12/31/2002             8031                   8591               6,557
 1/31/2003             7853                   8402               6,379
 2/28/2003             7750                   8293               6,208
 3/31/2003             7894                   8449               6,302
 4/30/2003             8409                   9002               6,899
 5/31/2003             9317                   9976               7,676
 6/30/2003             9598                  10279               7,824
 7/31/2003            10200                  10927               8,416
 8/31/2003            10684                  11447               8,868
 9/30/2003            10531                  11286               8,643
10/31/2003            11363                  12180               9,390
11/30/2003            11621                  12459               9,696
12/31/2003            12046                  12917               9,739
 1/31/2004            12533                  13442              10,251
 2/29/2004            12524                  13433              10,235
 3/31/2004            12467                  13371              10,283
 4/30/2004            11990                  12870               9,767
 5/31/2004            12145                  13035               9,961
 6/30/2004            12493                  13418              10,293
 7/31/2004            11497                  12345               9,369
 8/31/2004            11183                  12014               9,167
 9/30/2004            11810                  12685               9,674
10/31/2004            12202                  13111               9,909
11/30/2004            13084                  14066              10,747
12/31/2004            13614                  14634              11,133
 1/31/2005            12793                  13759              10,632
 2/28/2005            12864                  13835              10,777
 3/31/2005            12385                  13321              10,373
 4/30/2005            11658                  12546               9,713
 5/31/2005            12212                  13145              10,398
 6/30/2005            12820                  13797              10,734
 7/31/2005            13521                  14558              11,484
 8/31/2005            13334                  14363              11,323
 9/30/2005            13689                  14743              11,412
10/31/2005            12971                  13973              10,990
11/30/2005            13907                  14986              11,612
12/31/2005            14142                  15238              11,594
 1/31/2006            15581                  16796              12,713
 2/28/2006            15643                  16863              12,646
 3/31/2006            16193                  17462              13,260
 4/30/2006            16150                  17421              13,222
 5/31/2006            14854                  16022              12,292
 6/30/2006            14519                  15668              12,299
 7/31/2006            13917                  15023              11,660
 8/31/2006            14529                  15684              12,002
 9/30/2006            14586                  15750              12,083
10/31/2006            15328                  16550              12,866
11/30/2006            15605                  16852              13,174
12/31/2006            15487                  16727              13,143
 1/31/2007            15595                  16854              13,387
 2/28/2007            15584                  16842              13,345
 3/31/2007            15827                  17108              13,468
 4/30/2007            16330                  17659              13,821
 5/31/2007            17133                  18524              14,450
 6/30/2007            16958                  18342              14,369
 7/31/2007            16251                  17580              13,623
 8/31/2007            16285                  17622              13,965
 9/30/2007            17076                  18482              14,371
10/31/2007            17744                  19208              15,018
11/30/2007            16307                  17653              13,981
12/31/2007            15981                  17310              14,069
 1/31/2008            14059                  15229              12,778
 2/29/2008            13489                  14613              12,336
 3/31/2008            13322                  14435              12,264
 4/30/2008            13744                  14899              12,894
 5/31/2008            14179                  15372              13,624
 6/30/2008            12934                  14027              12,812
 7/31/2008            12907                  13998              13,110
 8/31/2008            13724                  14885              13,436
 9/30/2008            12311                  13362              11,917
10/31/2008             9390                  10193               9,331
11/30/2008             8339                   9048               8,202
12/31/2008             8821                   9578               8,647
 1/31/2009             8346                   9063               7,989
 2/29/2009             7709                   8376               7,162
 3/31/2009             8567                   9306               7,804
 4/30/2009             9765                  10615               8,979
 5/31/2009            10087                  10958               9,327
 6/30/2009            10656                  11581               9,629
 7/31/2009            11366                  12360              10,375
 8/31/2009            11661                  12682              10,477
 9/30/2009            12424                  13519              11,165

----------
(1.) The Russell 2000 Growth Index measures the performance shown of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an Index.

(2.) The chart compares the performance of the Wells Fargo Advantage Small
     Company Growth Fund Class A and Administrator Class shares for the most recent ten years with the Russell 2000 Growth Index. The chart assumes a hypothetical investment of $10,000 in Class A and Administrator Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

                       Wells Fargo Equity Gateway Funds 61


Performance Highlights (Unaudited)

                     WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH FUND (CONTINUED)

MANAGER'S DISCUSSION

FUND HIGHLIGHTS

- The Fund outperformed its benchmark during a period characterized by market lows in November 2008 and March 2009, and a powerful rally from April 2009 through the close of the period.

- Outperformance was the result of broad strength in the portfolio's companies, as investors sought companies with strong or improving financial characteristics and attractive valuations.

- We believe that the economy is slowly on the mend because investors have started to show some signs of increased confidence, and small-cap growth stocks have followed a characteristic pattern of leading the market's upward thrust. As the economic cycle evolves, we believe that the Fund's holdings may continue to benefit and may follow a pattern similar to what we have seen repeatedly in our more than 30-year experience of investing in small cap companies.

INVESTORS SEEMED TO MOVE FROM FEAR AND UNCERTAINTY TO CAUTIOUS OPTIMISM.

A year ago, investors were mired in a gloomy mood and fearful that nothing could restart the stalled world economy. But time, and powerful policy actions, appear to have stopped the decline and put the world back on track for the next cycle of economic growth. Yet, even with the recovery process under way, and the stock market - one of the best leading indicators - up sharply, skepticism remains. This is a potentially healthy sign that this recovery may be far more durable than consensus expectations.

The Fund saw strong performances from many companies and sectors that had been out-of-favor during the latter part of the credit-driven, commodity-crazed expansion. Names like Rovi (previously Macrovision) in digital rights management, DexCom in continuous glucose monitoring, and Tessera, whose patents are critical to the ongoing miniaturization of semiconductors, were all strong contributors to performance. Weaker stocks for the Fund included CapitalSource, a specialized lender to small and medium-sized businesses; Helix Energy Solutions, an offshore services provider to energy exploration-and-production companies; and Kaman, a diversified supplier of aerospace and industrial products and services. Each of these companies was impacted by the credit crisis, the economic collapse, or both.

The Fund engages in securities lending as a way of seeking to generate additional income and is a process that is distinct from the investment decisions made by the portfolio management team. During the period, securities lending detracted from the Fund's overall performance due to the decline in value of certain securities in which securities lending cash collateral was invested.

                       62 Wells Fargo Equity Gateway Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH FUND (CONTINUED)

TEN LARGEST EQUITY HOLDINGS(3)
(AS OF SEPTEMBER 30, 2009)

Macrovision Solution Corporation             2.02%
Jarden Corporation                           1.78%
Tessera Technologies Incorporated            1.59%
Infinera Corporation                         1.54%
Validus Holdings Limited                     1.50%
Wet Seal Incorporated Class A                1.37%
Neutral Tandem Incorporated                  1.36%
Genoptix Incorporated                        1.35%
Successfactors Incorporated                  1.29%
Inverness Medical Innovations Incorporated   1.26%

OUR INVESTMENT PROCESS IS BOTTOM-UP, FOCUSED ON IDENTIFYING THE BEST INVESTMENT OPPORTUNITIES AT THE INDIVIDUAL SECURITY LEVEL.

The Fund's purchases and sales are driven by our disciplined and bottom-up investment process. Simply stated, we seek stocks that have above-market earnings growth and that sell at attractive valuations. Some new purchases during the period included the aforementioned Dexcom; Shaw Group, an energy and chemicals company with significant nuclear opportunities; Taleo, a provider of on-demand talent management software to corporations (also sold during the period); and Dick's Sporting Goods, a national leader in sporting goods retailing.

THE MARKET SELL-OFF IN MARCH CREATED A COMPELLING INVESTMENT OPPORTUNITY.

Just as the early signs were beginning to show that the economy was bottoming, the stock market sold off to levels roughly matching the November 2008 lows. It seemed at the time that this "double bottom" marked a compelling investment opportunity. As powerful as the stock market rally has been from those lows, we believe it has further to go as we expect to be entering a period of more rational, measured economic growth. Many corporations have made significant gains in costs and efficiencies during the downturn and are now poised to demonstrate powerful earnings gains as revenues level off and begin to rise. We believe that better-than- expected earnings will be the driver of further gains in stocks in the year ahead. In our opinion, the Fund's holdings are well-positioned to appreciate, with low-cost structures, strong and improving balance sheets, and better end-markets. In our assessment, the Fund remains consistent in its growth and valuation characteristics, with a forward 12-month price-to-earnings ratio of 18 times and long-term forecast earnings growth of 20% for the total portfolio at period end.

SECTOR DISTRIBUTION(4)
(AS OF SEPTEMBER 30, 2009)

                                  (PIE CHART)

Telecommunication Services    (1%)
Consumer Discretionary       (15%)
Consumer Staples              (2%)
Energy                        (5%)
Financials                    (9%)
Health Care                  (21%)
Industrials                  (10%)
Information Technology       (32%)
Materials                     (5%)

----------
(3.) The ten largest equity holdings are calculated based on the value of the Master Trust portfolio securities allocable to the Fund divided by the total investments of the Fund. Holdings are subject to change and may have changed since the date specified. See Notes to Financial Statements for a discussion of the Master Trust.

(4.) Sector distribution is subject to change and is calculated based on the total investments of the Fund, excluding cash and cash equivalents.

                       Wells Fargo Equity Gateway Funds 63


Performance Highlights (Unaudited)

                     WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(5) (%) (AS OF SEPTEMBER 30, 2009)

                                      Including Sales Charge                 Excluding Sales Charge            Expense Ratio
                               ------------------------------------   ------------------------------------   -----------------
SMALL COMPANY GROWTH FUND      6 Month*   1 Year   5 Year   10 Year   6 Month*   1 Year   5 Year   10 Year   Gross(6)   Net(7)
-------------------------      --------   ------   ------   -------   --------   ------   ------   -------   --------   ------
Class A (WFSAX)                  36.70    (4.88)   (0.17)     2.19      45.04     0.92     1.02      2.80      1.54%     1.45%
Class B (WFSBX)**                39.57    (4.83)   (0.14)     2.27      44.57     0.17     0.26      2.27      2.29%     2.20%
Class C (WSMCX)                  43.59    (0.77)    0.28      2.11      44.59     0.23     0.28      2.11      2.29%     2.20%
Administrator Class (NVSCX)                                             45.27     1.18     1.28      3.06      1.36%     1.20%
Institutional Class (WSCGX)                                             45.40     1.39     1.35      3.09      1.09%     0.95%
Russell 2000 Growth Index(1)                                            43.06    (6.32)    2.91      1.10

*    Returns for periods of less than one year are not annualized.

** Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE AT www.wellsfargo.com/advantagefunds.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS AND INSTITUTIONAL CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller company stocks tend to be more volatile and less liquid than those of larger companies. The use of derivatives may reduce returns and/or increase volatility. Active trading results in increased turnover and trading expenses, and may generate higher short-term capital gains. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to foreign investment risk. Consult the Fund's prospectus for additional information on these and other risks.

----------
(5.) The Fund is a gateway feeder Fund that invests all of its assets in a single master portfolio of the Master Trust with a substantially similar investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolio in which it invests. Performance shown prior to the inception of the Class A, Class B, and Class C shares on January 30,2004, reflects the performance of the Administrator Class shares, adjusted to reflect Class A, Class B, and Class C shares sales charges and expenses, as applicable. Performance shown prior to the inception of the Institutional Class shares on March 31, 2008, reflects the performance of the Administrator Class shares, which incepted on November 11, 1994 and includes expenses that are not applicable to and are higher than those of the Institutional Class shares.

(6.) Reflects the gross expense ratio as stated in the February 1, 2009 prospectuses, includes gross expenses allocated with the master portfolio in which the Fund invests and is based on the Fund's previous fiscal year expenses as reported in the Financial Highlights.

(7.) The investment adviser has contractually committed through January 31, 2010, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio, including the underlying master portfolio's fees and expenses, as shown. Without these reductions, the Fund's returns would have been lower.

                      64 Wells Fargo Equity Gateway Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE SMALL COMPANY VALUE FUND

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE SMALL COMPANY VALUE FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Peregrine Capital Management, Inc.

FUND MANAGERS

Jason R.  Ballsrud, CFA
Tasso H. Coin, Jr., CFA
Douglas G. Pugh, CFA

FUND INCEPTION

June 1, 1997

PERFORMANCE SUMMARY

12-MONTH TOTAL RETURN AS OF SEPTEMBER 30, 2009
(EXCLUDING SALES CHARGES)

SMALL COMPANY VALUE FUND      1 Year
------------------------      ------
Class A                        (6.14)%
Russell 2000 Value Index(1)   (12.61)%

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE AT www.wellsfargo.com/advantagefunds.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. NET AND GROSS EXPENSE RATIONS FOR CLASS A SHARES ARE 1.45% AND 1.55%, RESPECTIVELY. THE INVESTMENT ADVISER HAS CONTRACTUALLY COMMITTED THROUGH JANUARY 31, 2010, TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THIS NET OPERATING EXPENSE RATIO. WITHOUT THESE REDUCTIONS, THE FUND'S RETURNS WOULD HAVE BEEN LOWER.

GROWTH OF $10,000 INVESTMENT(2)
(AS OF SEPTEMBER 30, 2009)

                              (PERFORMANCE GRAPH)

             WELLS FARGO ADVANTAGE   WELLS FARGO ADVANTAGE SMALL
              SMALL COMPANY VALUE       COMPANY VALUE FUND -       RUSSELL 2000
   DATE         FUND - CLASS A           ADMINISTRATOR CLASS        VALUE INDEX
   ----      ---------------------   ---------------------------   ------------
 9/30/1999            9425                      10000                  10,000
10/31/1999            9324                       9894                   9,800
11/30/1999            9227                       9793                   9,851
12/31/1999            9560                      10147                  10,153
 1/31/2000            8870                       9417                   9,888
 2/29/2000            8836                       9381                  10,492
 3/31/2000            9621                      10216                  10,541
 4/30/2000            9693                      10294                  10,604
 5/31/2000            9780                      10387                  10,442
 6/30/2000            9746                      10352                  10,747
 7/31/2000           10004                      10627                  11,105
 8/31/2000           10827                      11504                  11,602
 9/30/2000           10684                      11353                  11,536
10/31/2000           10669                      11338                  11,495
11/30/2000           10624                      11292                  11,261
12/31/2000           12093                      12855                  12,471
 1/31/2001           12313                      13091                  12,815
 2/28/2001           12313                      13092                  12,797
 3/31/2001           12139                      12909                  12,592
 4/30/2001           12633                      13436                  13,175
 5/31/2001           13224                      14066                  13,514
 6/30/2001           13743                      14621                  14,057
 7/31/2001           13463                      14324                  13,742
 8/31/2001           13538                      14406                  13,695
 9/30/2001           11753                      12509                  12,183
10/31/2001           12072                      12850                  12,501
11/30/2001           13077                      13922                  13,399
12/31/2001           13653                      14537                  14,220
 1/31/2002           13830                      14728                  14,409
 2/28/2002           14577                      15523                  14,496
 3/31/2002           15960                      17010                  15,582
 4/30/2002           16361                      17423                  16,130
 5/31/2002           16016                      17069                  15,597
 6/30/2002           15531                      16539                  15,252
 7/31/2002           12807                      13638                  12,986
 8/31/2002           12530                      13358                  12,928
 9/30/2002           11659                      12430                  12,004
10/31/2002           12102                      12901                  12,185
11/30/2002           13125                      13991                  13,157
12/31/2002           12772                      13615                  12,595
 1/31/2003           12191                      13011                  12,241
 2/28/2003           11568                      12348                  11,829
 3/31/2003           11762                      12554                  11,955
 4/30/2003           12924                      13792                  13,091
 5/31/2003           14169                      15118                  14,428
 6/30/2003           14460                      15442                  14,672
 7/31/2003           15636                      16695                  15,404
 8/31/2003           16342                      17461                  15,989
 9/30/2003           15996                      17093                  15,806
10/31/2003           17062                      18242                  17,094
11/30/2003           17601                      18802                  17,750
12/31/2003           18299                      19563                  18,392
 1/31/2004           18587                      19869                  19,028
 2/29/2004           18788                      20083                  19,397
 3/31/2004           19248                      20573                  19,665
 4/30/2004           18472                      19747                  18,648
 5/31/2004           18630                      19930                  18,873
 6/30/2004           19521                      20879                  19,832
 7/31/2004           18802                      20129                  18,920
 8/31/2004           18932                      20267                  19,106
 9/30/2004           19636                      21032                  19,861
10/31/2004           20024                      21446                  20,170
11/30/2004           21720                      23252                  21,960
12/31/2004           22557                      24159                  22,484
 1/31/2005           21718                      23282                  21,614
 2/28/2005           22420                      24029                  22,043
 3/31/2005           22053                      23639                  21,590
 4/30/2005           21092                      22616                  20,476
 5/31/2005           22526                      24159                  21,725
 6/30/2005           23427                      25134                  22,685
 7/31/2005           24602                      26385                  23,976
 8/31/2005           24358                      26141                  23,426
 9/30/2005           24343                      26125                  23,387
10/31/2005           23213                      24923                  22,800
11/30/2005           24526                      26336                  23,725
12/31/2005           24690                      26504                  23,542
 1/31/2006           26201                      28131                  25,489
 2/28/2006           26151                      28078                  25,487
 3/31/2006           27164                      29175                  26,722
 4/30/2006           27014                      29034                  26,793
 5/31/2006           25952                      27884                  25,684
 6/30/2006           25885                      27813                  25,999
 7/31/2006           24972                      26840                  25,639
 8/31/2006           25271                      27176                  26,405
 9/30/2006           25819                      27760                  26,663
10/31/2006           26865                      28892                  28,020
11/30/2006           27628                      29724                  28,819
12/31/2006           27890                      30015                  29,070
 1/31/2007           28372                      30546                  29,505
 2/28/2007           28514                      30698                  29,143
 3/31/2007           28407                      30603                  29,495
 4/30/2007           29031                      31268                  29,801
 5/31/2007           30136                      32464                  30,894
 6/30/2007           29477                      31761                  30,173
 7/31/2007           27142                      29236                  27,605
 8/31/2007           27178                      29312                  28,158
 9/30/2007           27356                      29502                  28,286
10/31/2007           26892                      29009                  28,594
11/30/2007           24291                      26199                  26,451
12/31/2007           23989                      25872                  26,228
 1/31/2008           23206                      25036                  25,151
 2/29/2008           21901                      23643                  24,152
 3/31/2008           21901                      23643                  24,516
 4/30/2008           22463                      24264                  25,292
 5/31/2008           23206                      25079                  26,156
 6/30/2008           20476                      22121                  23,647
 7/31/2008           21098                      22785                  24,859
 8/31/2008           22463                      24286                  26,040
 9/30/2008           21178                      22914                  24,820
10/31/2008           15919                      17212                  19,861
11/30/2008           13389                      14490                  17,561
12/31/2008           14489                      15656                  18,642
 1/31/2009           12189                      13188                  15,979
 2/29/2009           10514                      11369                  13,759
 3/31/2009           11765                      12733                  14,981
 4/30/2009           15296                      16566                  17,358
 5/31/2009           16285                      17627                  17,733
 6/30/2009           15801                      17107                  17,677
 7/31/2009           17859                      19359                  19,722
 8/31/2009           18909                      20485                  20,655
 9/30/2009           19877                      21525                  21,691

----------
(1.) The Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an Index.

(2.) The chart compares the performance of the WELLS FARGO ADVANTAGE SMALL
     COMPANY VALUE FUND Class A and Administrator Class shares for the most recent ten years with the Russell 2000 Value Index. The chart assumes a hypothetical investment of $10,000 in Class A and Administrator Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

                      Wells Fargo Equity Gateway Funds 65


Performance Highlights (Unaudited)

                      WELLS FARGO ADVANTAGE SMALL COMPANY VALUE FUND (CONTINUED)

MANAGER'S DISCUSSION

FUND HIGHLIGHTS

- During a difficult time in the markets, the Fund significantly outperformed its benchmark. The outperformance was mainly due to being positioned in pure, small-value names that took full advantage of the market recovery.

- The portfolio remained broadly diversified and included between 90 and 110 stocks at various times throughout the 12-month period.

- By maintaining our strict approach to value investing, the portfolio benefited as the style came back into favor throughout the market recovery period.

THE MARKETS OFFERED AN UNPRECEDENTED ENTRY POINT OPPORTUNITY IN EARLY 2009 AS THE MARKET PANIC REACHED ITS CRESCENDO.

We maintained our disciplined and focused approach to fundamental investing in small-cap, value stocks even though our style was adversely affected during the depths of the selloff that took place during the first half of the period. As the markets fell to increasingly lower levels, it afforded us a unique opportunity to buy into high-quality names at what we believed to be low prices. The Fund's portfolio bottomed out in early March 2009 before making a steady recovery through the end of the reporting period. Our fundamentally driven, bottom-up investing style was in a good position to capture and maximize returns during the second half of the 12-month period. The performance during the second half of the period erased most of the underperformance that the Fund had experienced during the first half of the period. While the Fund's absolute return was negative for the period, we were encouraged by the Fund's relative outperformance.

Fund holdings in the energy sector provided the strongest relative performance, compared to the Fund's benchmark. During the past 12 months, the average energy stock in the portfolio contracted 5.2%, considerably less than the average energy stock in the Russell 2000(R) Value Index, which plunged more than 39%.

The Fund's poorest-performing sector was the producer durables sector, which represents cyclical industries such as aerospace, building materials, and heavy machinery. The durables sector fell 25.7% for the reporting period. Durables were hard hit during the market selloff in the first half of the period due to the sector's cyclical pattern and higher-than-average debt loads. Many of the stocks in this category have made significant progress during the second half of the period, but they still have a long way to go, in our opinion.

SECTOR DISTRIBUTION(3)
(AS OF SEPTEMBER 30, 2009)

                                  (PIE CHART)

Consumer Discretionary       (16%)
Consumer Staples              (3%)
Energy                        (7%)
Financials                   (28%)
Health Care                   (5%)
Industrials                  (17%)
Information Technology       (13%)
Materials                     (6%)
Telecommunication Services    (1%)
Utilities                     (4%)

----------
(3.) Sector distribution is subject to change and is calculated based on the total investments of the Fund, excluding cash and cash equivalents.

                      66 Wells Fargo Equity Gateway Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE SMALL COMPANY VALUE FUND (CONTINUED)

The Fund engages in securities lending as a way of seeking to generate additional income and is a process that is distinct from the investment decisions made by the portfolio management team. During the period, securities lending detracted from the Fund's overall performance due to the decline in value of certain securities in which securities lending cash collateral was invested.

MARKET VOLATILITY WAS HIGH AS STOCKS TOUCHED A 12-YEAR LOW BEFORE SHOWING SIGNS OF RECOVERING; PORTFOLIO TURNOVER WAS PRIMARILY DRIVEN BY THE OPPORTUNISTIC BUYING OF NEW POSITIONS THAT MET OUR STRICT INVESTMENT PROCESS.

Changes to the Fund's portfolio were consistent with our strict, value-investment process. We sold stocks that were adversely affected directly by the credit crisis and that we concluded did not have sufficient balance sheet strength to mount a recovery. Extreme volatility also drove turnover activity as stocks rapidly oscillated from hitting fair-valuation targets then selling off to levels that once again made them attractive to buy.

During the 12-month period, we added 62 new positions from different sectors to the Fund. The number of holdings in the Fund continued to range from 90 and 110 at any given time, with all of our positions possessing in our assessment strong value characteristics.

TEN LARGEST EQUITY HOLDINGS(4)
(AS OF SEPTEMBER 30, 2009)

Chart Industries Incorporated               1.76%
Berry Petroleum Company Class A             1.67%
Atlas Air Worldwide Holdings Incorporated   1.53%
Temple-Inland Incorporated                  1.48%
Rockwood Holdings Incorporated              1.39%
Energen Corporation                         1.37%
Whiting Petroleum Corporation               1.35%
Synnex Corporation                          1.33%
Lasalle Hotel Properties                    1.31%
Kansas City Southern                        1.31%

WE BELIEVE IN OUR VALUE INVESTMENT APPROACH AND BELIEVE THAT THE STYLE IS BEST POSITIONED TO CAPTURE WHAT WE BELIEVE WILL BE A CONTINUING ECONOMIC RECOVERY.

Although valuations are no longer at low prices relative to their long-term averages, there is clearly a long way to go before we would call them NORMAL. We continue to be strong believers in history and also believe that small-cap value stocks could potentially provide investors with opportunities for solid returns during times of recovery.

----------
(4.) The ten largest equity holdings are calculated based on the value of the Master Trust portfolio securities allocable to the Fund divided by the total investments of the Fund. Holdings are subject to change and may have changed since the date specified. See Notes to Financial Statements for a discussion of the Master Trust.

                       Wells Fargo Equity Gateway Funds 67


Performance Highlights (Unaudited)

                      WELLS FARGO ADVANTAGE SMALL COMPANY VALUE FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(5) (%) (AS OF SEPTEMBER 30, 2009)

                                        Including Sales Charge                 Excluding Sales Charge            Expense Ratio
                                 ------------------------------------   ------------------------------------   -----------------
SMALL COMPANY VALUE FUND         6 Month*   1 Year   5 Year   10 Year   6 Month*   1 Year   5 Year   10 Year   Gross(6)   Net(7)
------------------------         --------   ------   ------   -------   --------   ------   ------   -------   --------   ------
Class A (SCVAX)                    59.24    (11.54)  (0.94)    7.11       68.95     (6.14)    0.24      7.75     1.55%     1.45%
Class B (SCVBX)**                  63.37    (11.88)  (0.94)    7.18       68.37     (6.88)   (0.52)     7.18     2.30%     2.20%
Class C (SCVFX)                    67.37     (7.88)  (0.51)    6.93       68.37     (6.88)   (0.51)     6.93     2.30%     2.20%
Administrator Class (SCVIX)                                               69.05     (6.06)    0.46      7.97     1.37%     1.20%
Russell 2000(R) Value Index(2)                                            44.79    (12.61)    1.78      8.05

*    Returns for periods of less than one year are not annualized.

** Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller company stocks tend to be more volatile and less liquid than those of larger companies. The use of derivatives may reduce returns and/or increase volatility. Consult the Fund's Prospectus for additional information on these and other risks.

----------
(5.) The Fund is a gateway feeder Fund that invests all of its assets in a single master portfolio of the Master Trust with a substantially similar investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the Master Portfolio in which it invests.

     Performance shown prior to the inception of the Class A, Class B, Class C and Administrator Class shares on January 31, 2002, January 31, 2002, August 30, 2002 and January 31, 2002, respectively, reflects the performance of the Small Company Value Portfolio, a master portfolio in which the Fund invests substantially all of its assets, adjusted to reflect Class A, Class B, Class C and Administrator Class sales charges and expenses, as applicable. The Small Company Value Portfolio has a substantially similar investment objective and substantially similar investment strategies as the Fund.

(6.) Reflects the gross expense ratio as stated in the February 1, 2009 prospectuses, includes gross expenses allocated from the master portfolio in which the Fund invests and is based on the Fund's previous fiscal year expenses as reported in the Financial Highlights.

(7.) The investment adviser has contractually committed through January 31, 2010, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio, including the underlying master portfolio's fees and expenses, as shown. Without these reductions, the Fund's returns would have been lower.

                       68 Wells Fargo Equity Gateway Funds


                                                       Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire six-month period, from April 1, 2009 to September 30, 2009.

ACTUAL EXPENSES

The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  Beginning         Ending       Expenses
                                                Account Value   Account Value   Paid During     Net Annual
                                                 04-01-2009       09-30-2009     Period(1)    Expense Ratio
                                                -------------   -------------   -----------   -------------
C&B LARGE CAP VALUE FUND
CLASS A
   Actual                                         $1,000.00       $1,400.80        $ 6.92         1.15%
   Hypothetical (5% return before expenses)       $1,000.00       $1,019.30        $ 5.82         1.15%
CLASS B
   Actual                                         $1,000.00       $1,392.90        $11.40         1.90%
   Hypothetical (5% return before expenses)       $1,000.00       $1,015.54        $ 9.60         1.90%
CLASS C
   Actual                                         $1,000.00       $1,395.60        $11.41         1.90%
   Hypothetical (5% return before expenses)       $1,000.00       $1,015.54        $ 9.60         1.90%
ADMINISTRATOR CLASS
   Actual                                         $1,000.00       $1,400.80        $ 5.72         0.95%
   Hypothetical (5% return before expenses)       $1,000.00       $1,020.31        $ 4.81         0.95%
INSTITUTIONAL CLASS
   Actual                                         $1,000.00       $1,404.00        $ 4.22         0.70%
   Hypothetical (5% return before expenses)       $1,000.00       $1,021.56        $ 3.55         0.70%
INVESTOR CLASS
   Actual                                         $1,000.00       $1,399.60        $ 7.22         1.20%
   Hypothetical (5% return before expenses)       $1,000.00       $1,019.05        $ 6.07         1.20%

                       Wells Fargo Equity Gateway Funds 69


Fund Expenses (Unaudited)

                                                  Beginning         Ending       Expenses
                                                Account Value   Account Value   Paid During     Net Annual
                                                 04-01-2009       09-30-2009     Period(1)    Expense Ratio
                                                -------------   -------------   -----------   -------------
DIVERSIFIED EQUITY FUND
CLASS A
   Actual                                         $1,000.00       $1,358.70        $ 7.39         1.25%
   Hypothetical (5% return before expenses)       $1,000.00       $1,018.80        $ 6.33         1.25%
CLASS B(2)
   Actual                                         $1,000.00       $1,353.90        $11.74         1.99%
   Hypothetical (5% return before expenses)       $1,000.00       $1,015.09        $10.05         1.99%
CLASS C
   Actual                                         $1,000.00       $1,353.70        $11.80         2.00%
   Hypothetical (5% return before expenses)       $1,000.00       $1,015.04        $10.10         2.00%
ADMINISTRATOR CLASS
   Actual                                         $1,000.00       $1,360.60        $ 5.92         1.00%
   Hypothetical (5% return before expenses)       $1,000.00       $1,020.05        $ 5.06         1.00%
DIVERSIFIED SMALL CAP FUND
ADMINISTRATOR CLASS
   Actual                                         $1,000.00       $1,449.80        $ 6.14         1.00%
   Hypothetical (5% return before expenses)       $1,000.00       $1,020.05        $ 5.06         1.00%
EMERGING GROWTH FUND
CLASS A
   Actual                                         $1,000.00       $1,350.90        $ 8.55         1.45%
   Hypothetical (5% return before expenses)       $1,000.00       $1,017.80        $ 7.33         1.45%
CLASS C
   Actual                                         $1,000.00       $1,344.80        $12.93         2.20%
   Hypothetical (5% return before expenses)       $1,000.00       $1,014.04        $11.11         2.20%
ADMINISTRATOR CLASS
   Actual                                         $1,000.00       $1,371.80        $ 7.13         1.20%
   Hypothetical (5% return before expenses)       $1,000.00       $1,019.05        $ 6.07         1.20%
INSTITUTIONAL CLASS(2)
   Actual                                         $1,000.00       $1,354.20        $ 5.72         0.97%
   Hypothetical (5% return before expenses)       $1,000.00       $1,020.21        $ 4.91         0.97%
INVESTOR CLASS
   Actual                                         $1,000.00       $1,349.80        $ 8.78         1.49%
   Hypothetical (5% return before expenses)       $1,000.00       $1,017.60        $ 7.54         1.49%
EQUITY INCOME FUND
CLASS A
   Actual                                         $1,000.00       $1,301.60        $ 6.35         1.10%
   Hypothetical (5% return before expenses)       $1,000.00       $1,019.55        $ 5.57         1.10%
CLASS B
   Actual                                         $1,000.00       $1,297.30        $10.65         1.85%
   Hypothetical (5% return before expenses)       $1,000.00       $1,015.79        $ 9.35         1.85%
CLASS C(2)
   Actual                                         $1,000.00       $1,297.20        $10.60         1.84%
   Hypothetical (5% return before expenses)       $1,000.00       $1,015.84        $ 9.30         1.84%
ADMINISTRATOR CLASS
   Actual                                         $1,000.00       $1,303.80        $ 4.91         0.85%
   Hypothetical (5% return before expenses)       $1,000.00       $1,020.81        $ 4.31         0.85%

                       70 Wells Fargo Equity Gateway Funds


                                                       Fund Expenses (Unaudited)

                                                  Beginning         Ending       Expenses
                                                Account Value   Account Value   Paid During     Net Annual
                                                 04-01-2009       09-30-2009     Period(1)    Expense Ratio
                                                -------------   -------------   -----------   -------------
EQUITY VALUE FUND
CLASS A
   Actual                                         $1,000.00       $1,340.00        $ 7.33         1.25%
   Hypothetical (5% return before expenses)       $1,000.00       $1,018.80        $ 6.33         1.25%
CLASS B
   Actual                                         $1,000.00       $1,333.80        $11.70         2.00%
   Hypothetical (5% return before expenses)       $1,000.00       $1,015.04        $10.10         2.00%
CLASS C
   Actual                                         $1,000.00       $1,335.40        $11.71         2.00%
   Hypothetical (5% return before expenses)       $1,000.00       $1,015.04        $10.10         2.00%
ADMINISTRATOR CLASS
   Actual                                         $1,000.00       $1,342.30        $ 5.87         1.00%
   Hypothetical (5% return before expenses)       $1,000.00       $1,020.05        $ 5.06         1.00%
INSTITUTIONAL CLASS
   Actual                                         $1,000.00       $1,342.30        $ 4.40         0.75%
   Hypothetical (5% return before expenses)       $1,000.00       $1,021.31        $ 3.80         0.75%
GROWTH EQUITY FUND
CLASS A
   Actual                                         $1,000.00       $1,406.00        $ 9.05         1.50%
   Hypothetical (5% return before expenses)       $1,000.00       $1,017.55        $ 7.59         1.50%
CLASS B
   Actual                                         $1,000.00       $1,398.90        $13.53         2.25%
   Hypothetical (5% return before expenses)       $1,000.00       $1,013.79        $11.36         2.25%
CLASS C
   Actual                                         $1,000.00       $1,400.70        $13.54         2.25%
   Hypothetical (5% return before expenses)       $1,000.00       $1,013.79        $11.36         2.25%
ADMINISTRATOR CLASS
   Actual                                         $1,000.00       $1,407.90        $ 7.55         1.25%
   Hypothetical (5% return before expenses)       $1,000.00       $1,018.80        $ 6.33         1.25%
INSTITUTIONAL CLASS(2)
   Actual                                         $1,000.00       $1,409.20        $ 6.28         1.04%
   Hypothetical (5% return before expenses)       $1,000.00       $1,019.85        $ 5.27         1.04%
INTERNATIONAL VALUE FUND
CLASS A
   Actual                                         $1,000.00       $1,573.90        $ 9.68         1.50%
   Hypothetical (5% return before expenses)       $1,000.00       $1,017.55        $ 7.59         1.50%
CLASS B
   Actual                                         $1,000.00       $1,565.40        $14.47         2.25%
   Hypothetical (5% return before expenses)       $1,000.00       $1,013.79        $11.36         2.25%
CLASS C
   Actual                                         $1,000.00       $1,565.70        $14.47         2.25%
   Hypothetical (5% return before expenses)       $1,000.00       $1,013.79        $11.36         2.25%
ADMINISTRATOR CLASS
   Actual                                         $1,000.00       $1,573.20        $ 8.06         1.25%
   Hypothetical (5% return before expenses)       $1,000.00       $1,018.80        $ 6.33         1.25%
INSTITUTIONAL CLASS
   Actual                                         $1,000.00       $1,575.00        $ 6.78         1.05%
   Hypothetical (5% return before expenses)       $1,000.00       $1,019.80        $ 5.32         1.05%

                       Wells Fargo Equity Gateway Funds 71


Fund Expenses (Unaudited)

                                                  Beginning         Ending       Expenses
                                                Account Value   Account Value   Paid During     Net Annual
                                                 04-01-2009       09-30-2009     Period(1)    Expense Ratio
                                                -------------   -------------   -----------   -------------
LARGE CAP APPRECIATION FUND
CLASS A(2)
   Actual                                         $1,000.00       $1,242.10        $ 6.24         1.11%
   Hypothetical (5% return before expenses)       $1,000.00       $1,019.50        $ 5.62         1.11%
CLASS B(2)
   Actual                                         $1,000.00       $1,237.40        $10.71         1.91%
   Hypothetical (5% return before expenses)       $1,000.00       $1,015.49        $ 9.65         1.91%
CLASS C(2)
   Actual                                         $1,000.00       $1,237.40        $10.88         1.94%
   Hypothetical (5% return before expenses)       $1,000.00       $1,015.34        $ 9.80         1.94%
ADMINISTRATOR CLASS(2)
   Actual                                         $1,000.00       $1,244.50        $ 5.46         0.97%
   Hypothetical (5% return before expenses)       $1,000.00       $1,020.21        $ 4.91         0.97%
INSTITUTIONAL CLASS
   Actual                                         $1,000.00       $1,246.10        $ 3.94         0.70%
   Hypothetical (5% return before expenses)       $1,000.00       $1,021.56        $ 3.55         0.70%
LARGE COMPANY GROWTH FUND
CLASS A(2)
   Actual                                         $1,000.00       $1,342.10        $ 6.93         1.18%
   Hypothetical (5% return before expenses)       $1,000.00       $1,019.15        $ 5.97         1.18%
CLASS B(2)
   Actual                                         $1,000.00       $1,337.10        $11.31         1.93%
   Hypothetical (5% return before expenses)       $1,000.00       $1,015.39        $ 9.75         1.93%
CLASS C(2)
   Actual                                         $1,000.00       $1,336.80        $11.31         1.93%
   Hypothetical (5% return before expenses)       $1,000.00       $1,015.39        $ 9.75         1.93%
ADMINISTRATOR CLASS(2)
   Actual                                         $1,000.00       $1,343.60        $ 5.52         0.94%
   Hypothetical (5% return before expenses)       $1,000.00       $1,020.36        $ 4.76         0.94%
INSTITUTIONAL CLASS(2)
   Actual                                         $1,000.00       $1,344.90        $ 4.23         0.72%
   Hypothetical (5% return before expenses)       $1,000.00       $1,021.46        $ 3.65         0.72%
INVESTOR CLASS(2)
   Actual                                         $1,000.00       $1,341.30        $ 7.34         1.25%
   Hypothetical (5% return before expenses)       $1,000.00       $1,018.80        $ 6.33         1.25%
SMALL COMPANY GROWTH FUND
CLASS A(2)
   Actual                                         $1,000.00       $1,450.40        $ 8.85         1.44%
   Hypothetical (5% return before expenses)       $1,000.00       $1,017.85        $ 7.28         1.44%
CLASS B(2)
   Actual                                         $1,000.00       $1,445.70        $13.43         2.19%
   Hypothetical (5% return before expenses)       $1,000.00       $1,014.09        $11.06         2.19%
CLASS C(2)
   Actual                                         $1,000.00       $1,445.90        $13.43         2.19%
   Hypothetical (5% return before expenses)       $1,000.00       $1,014.09        $11.06         2.19%

                       72 Wells Fargo Equity Gateway Funds


                                                       Fund Expenses (Unaudited)

                                                  Beginning         Ending       Expenses
                                                Account Value   Account Value   Paid During     Net Annual
                                                 04-01-2009       09-30-2009     Period(1)    Expense Ratio
                                                -------------   -------------   -----------   -------------
SMALL COMPANY GROWTH FUND (CONTINUED)
ADMINISTRATOR CLASS(2)
   Actual                                         $1,000.00       $1,452.70        $ 7.32         1.19%
   Hypothetical (5% return before expenses)       $1,000.00       $1,019.10        $ 6.02         1.19%
INSTITUTIONAL CLASS
   Actual                                         $1,000.00       $1,454.00        $ 5.84         0.95%
   Hypothetical (5% return before expenses)       $1,000.00       $1,020.31        $ 4.81         0.95%
SMALL COMPANY VALUE FUND
CLASS A
   Actual                                         $1,000.00       $1,689.50        $ 9.78         1.45%
   Hypothetical (5% return before expenses)       $1,000.00       $1,017.80        $ 7.33         1.45%
CLASS B
   Actual                                         $1,000.00       $1,683.70        $14.80         2.20%
   Hypothetical (5% return before expenses)       $1,000.00       $1,014.04        $11.11         2.20%
CLASS C
   Actual                                         $1,000.00       $1,683.70        $14.80         2.20%
   Hypothetical (5% return before expenses)       $1,000.00       $1,014.04        $11.11         2.20%
ADMINISTRATOR CLASS
   Actual                                         $1,000.00       $1,690.50        $ 8.09         1.20%
   Hypothetical (5% return before expenses)       $1,000.00       $1,019.05        $ 6.07         1.20%

----------
(1.) Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period.)

(2.) The contractual net operating expense ratios shown differ from the net expense ratios reflected in the Financial Highlights, which are based on the blended net expense ratios of the share classes of the Funds inclusive of the additional voluntary waivers and/or reimbursements made by the investment adviser.

                      Wells Fargo Equity Gateway Funds 73


Portfolio of Investments--September 30, 2009


C&B LARGE CAP VALUE FUND

FACE/SHARE
  AMOUNT     SECURITY NAME                                                              VALUE
----------   -------------                                                          ------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 99.98%
        NA   WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE PORTFOLIO                    $498,043,149
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $535,629,898)                498,043,149
                                                                                    ------------
TOTAL INVESTMENTS IN SECURITIES
(COST $535,629,898)*                                                        99.98%  $498,043,149
OTHER ASSETS AND LIABILITIES, NET                                            0.02         91,638
                                                                           ------   ------------
TOTAL NET ASSETS                                                           100.00%  $498,134,787
                                                                           ------   ------------

* Cost for federal income tax purposes is substantially the same as cost for financial reporting purposes.

DIVERSIFIED EQUITY FUND

FACE/SHARE
  AMOUNT     SECURITY NAME                                                              VALUE
----------   -------------                                                          ------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 100.09%
        NA   WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE PORTFOLIO                    $ 58,196,803
        NA   WELLS FARGO ADVANTAGE DISCIPLINED GROWTH PORTFOLIO                       34,359,159
        NA   WELLS FARGO ADVANTAGE EMERGING GROWTH PORTFOLIO                           8,170,277
        NA   WELLS FARGO ADVANTAGE EQUITY INCOME PORTFOLIO                            57,545,564
        NA   WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO                             58,047,404
        NA   WELLS FARGO ADVANTAGE INDEX PORTFOLIO                                   174,085,195
        NA   WELLS FARGO ADVANTAGE INTERNATIONAL CORE PORTFOLIO                       26,142,685
        NA   WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO                     26,329,077
        NA   WELLS FARGO ADVANTAGE INTERNATIONAL INDEX PORTFOLIO                      26,132,907
        NA   WELLS FARGO ADVANTAGE INTERNATIONAL VALUE PORTFOLIO                      26,128,173
        NA   WELLS FARGO ADVANTAGE LARGE CAP APPRECIATION PORTFOLIO                   17,305,931
        NA   WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH PORTFOLIO                    122,228,553
        NA   WELLS FARGO ADVANTAGE SMALL CAP INDEX PORTFOLIO                          23,172,863
        NA   WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH PORTFOLIO                     15,160,422
        NA   WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                       2,315,510
        NA   WELLS FARGO ADVANTAGE STRATEGIC SMALL CAP VALUE PORTFOLIO                20,913,122
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $656,650,582)                696,233,645
                                                                                    ------------
TOTAL INVESTMENTS IN SECURITIES
(COST $656,650,582)*                                                       100.09%  $696,233,645
OTHER ASSETS AND LIABILITIES, NET                                           (0.09)      (634,746)
                                                                           ------   ------------
TOTAL NET ASSETS                                                           100.00%  $695,598,899
                                                                           ------   ------------

* Cost for federal income tax purposes is substantially the same as cost for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

                      74 Wells Fargo Equity Gateway Funds


                                    Portfolio of Investments--September 30, 2009


DIVERSIFIED SMALL CAP FUND

FACE/SHARE
  AMOUNT     SECURITY NAME                                                              VALUE
----------   -------------                                                          ------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 100.10%
        NA   WELLS FARGO ADVANTAGE EMERGING GROWTH PORTFOLIO                        $ 60,551,401
        NA   WELLS FARGO ADVANTAGE SMALL CAP INDEX PORTFOLIO                         171,608,994
        NA   WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH PORTFOLIO                    112,057,556
        NA   WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                      17,156,728
        NA   WELLS FARGO ADVANTAGE STRATEGIC SMALL CAP VALUE PORTFOLIO               154,689,197
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $513,526,931)                516,063,876
                                                                                    ------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $513,526,931)*                                                    100.10%  $516,063,876
OTHER ASSETS AND LIABILITIES, NET                                           (0.10)      (495,367)
                                                                           ------   ------------
TOTAL NET ASSETS                                                           100.00%  $515,568,509
                                                                           ------   ------------

* Cost for federal income tax purposes is substantially the same as cost for financial reporting purposes.

EMERGING GROWTH FUND

Face/Share
  Amount     Security Name                                                              Value
----------   -------------                                                          ------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 99.69%
        NA   WELLS FARGO ADVANTAGE EMERGING GROWTH PORTFOLIO                        $  2,929,923
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $2,421,532)                    2,929,923
                                                                                    ------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $2,421,532)*                                                       99.69%  $  2,929,923
OTHER ASSETS AND LIABILITIES, NET                                            0.31          9,179
                                                                           ------   ------------
TOTAL NET ASSETS                                                           100.00%  $  2,939,102
                                                                           ------   ------------

* Cost for federal income tax purposes is substantially the same as cost for financial reporting purposes.

EQUITY INCOME FUND

FACE/SHARE
  AMOUNT     SECURITY NAME                                                              VALUE
----------   -------------                                                          ------------
Investments in Affiliated Master Portfolios: 100.19%
        NA   WELLS FARGO ADVANTAGE EQUITY INCOME PORTFOLIO                          $126,435,767
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $399,106,888)                126,435,767
                                                                                    ------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $399,106,888)*                                                    100.19%  $126,435,767
OTHER ASSETS AND LIABILITIES, NET                                           (0.19)      (238,839)
                                                                           ------   ------------
TOTAL NET ASSETS                                                           100.00%  $126,196,928
                                                                           ------   ------------

* Cost for federal income tax purposes is substantially the same as cost for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

                      Wells Fargo Equity Gateway Funds 75


Portfolio of Investments--September 30, 2009

EQUITY VALUE FUND

FACE/SHARE
  AMOUNT     SECURITY NAME                                                              VALUE
----------   -------------                                                          ------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 100.02%
        NA   WELLS FARGO ADVANTAGE WELLS FARGO ADVANTAGE EQUITY VALUE
                PORTFOLIO                                                           $222,215,213
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $201,193,031)                222,215,213
                                                                                    ------------
TOTAL INVESTMENTS IN SECURITIES (COST $201,193,031)*                       100.02%  $222,215,213
OTHER ASSETS AND LIABILITIES, NET                                           (0.02)       (40,754)
                                                                           ------   ------------
TOTAL NET ASSETS                                                           100.00%  $222,174,459
                                                                           ------   ------------

* Cost for federal income tax purposes is substantially the same as cost for financial reporting purposes.

GROWTH EQUITY FUND

FACE/SHARE
  AMOUNT     SECURITY NAME                                                              VALUE
----------   -------------                                                          ------------
Investments in Affiliated Master Portfolios: 100.05%
        NA   WELLS FARGO ADVANTAGE DISCIPLINED GROWTH PORTFOLIO                     $  6,858,244
        NA   WELLS FARGO ADVANTAGE EMERGING GROWTH PORTFOLIO                           5,850,770
        NA   WELLS FARGO ADVANTAGE INTERNATIONAL CORE PORTFOLIO                       10,735,055
        NA   WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO                     10,859,214
        NA   WELLS FARGO ADVANTAGE INTERNATIONAL INDEX PORTFOLIO                      10,796,420
        NA   WELLS FARGO ADVANTAGE INTERNATIONAL VALUE PORTFOLIO                      10,827,361
        NA   WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH PORTFOLIO                     42,858,605
        NA   WELLS FARGO ADVANTAGE SMALL CAP INDEX PORTFOLIO                          16,670,544
        NA   WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH PORTFOLIO                     10,947,956
        NA   WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                       1,653,289
        NA   WELLS FARGO ADVANTAGE STRATEGIC SMALL CAP VALUE PORTFOLIO                15,108,379
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $128,572,427)                143,165,837
                                                                                    ------------
TOTAL INVESTMENTS IN SECURITIES
   (Cost $128,572,427)*                                                    100.05%  $143,165,837
OTHER ASSETS AND LIABILITIES, NET                                           (0.05)       (78,405)
                                                                           ------   ------------
TOTAL NET ASSETS                                                           100.00%  $143,087,432
                                                                           ------   ------------

* Cost for federal income tax purposes is substantially the same as cost for financial reporting purposes.

INTERNATIONAL VALUE FUND

FACE/SHARE
  AMOUNT     SECURITY NAME                                                              VALUE
----------   -------------                                                          ------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 99.56%
        NA   WELLS FARGO ADVANTAGE INTERNATIONAL VALUE PORTFOLIO                    $242,380,748
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $288,782,577)                242,380,748
                                                                                    ------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $288,782,577)*                                                     99.56%  $242,380,748
OTHER ASSETS AND LIABILITIES, NET                                            0.44      1,063,145
                                                                           ------   ------------
TOTAL NET ASSETS                                                           100.00%  $243,443,893
                                                                           ------   ------------

* Cost for federal income tax purposes is substantially the same as cost for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

                      76 Wells Fargo Equity Gateway Funds


                                    Portfolio of Investments--September 30, 2009

LARGE CAP APPRECIATION FUND

FACE/SHARE
  AMOUNT     SECURITY NAME                                                              VALUE
----------   -------------                                                          ------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 99.98%
        NA   WELLS FARGO ADVANTAGE LARGE CAP APPRECIATION PORTFOLIO                 $ 53,440,291
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $46,697,940)                  53,440,291
                                                                                    ------------
TOTAL INVESTMENTS IN SECURITIES
(COST $46,697,940)*                                                         99.98%  $ 53,440,291
OTHER ASSETS AND LIABILITIES, NET                                            0.02         11,168
                                                                           ------   ------------
TOTAL NET ASSETS                                                           100.00%  $ 53,451,459
                                                                           ------   ------------

* Cost for federal income tax purposes is substantially the same as cost for financial reporting purposes.

LARGE COMPANY GROWTH FUND

FACE/SHARE
  AMOUNT     SECURITY NAME                                                              VALUE
----------   -------------                                                          ------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 100.18%
        NA   WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH PORTFOLIO                   $652,502,574
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $629,341,544)                652,502,574
                                                                                    ------------
TOTAL INVESTMENTS IN SECURITIES
(COST $629,341,544)*                                                       100.18%  $652,502,574
OTHER ASSETS AND LIABILITIES, NET                                           (0.18)    (1,156,749)
                                                                           ------   ------------
TOTAL NET ASSETS                                                           100.00%  $651,345,825
                                                                           ------   ------------

* Cost for federal income tax purposes is substantially the same as cost for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

                      Wells Fargo Equity Gateway Funds 77


Portfolio of Investments--September 30, 2009

SMALL COMPANY GROWTH FUND

FACE/SHARE
  AMOUNT     SECURITY NAME                                                             VALUE
----------   -------------                                                          ------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 100.12%
        NA   WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH PORTFOLIO                   $232,992,286
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $237,584,270)                232,992,286
                                                                                    ------------
TOTAL INVESTMENTS IN SECURITIES
(COST $237,584,270)*                                                       100.12%  $232,992,286
OTHER ASSETS AND LIABILITIES, NET                                           (0.12)      (277,792)
                                                                           ------   ------------
TOTAL NET ASSETS                                                           100.00%  $232,714,494
                                                                           ------   ------------

* Cost for federal income tax purposes is substantially the same as cost for financial reporting purposes.

SMALL COMPANY VALUE FUND

FACE/SHARE
  AMOUNT     SECURITY NAME                                                              VALUE
----------   -------------                                                          ------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 108.06%
        NA   WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                    $ 160,472,973
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $128,480,407)                160,472,973
                                                                                    ------------
TOTAL INVESTMENTS IN SECURITIES
(COST $128,480,407)*                                                       108.06%  $160,472,973
OTHER ASSETS AND LIABILITIES, NET                                           (8.06)   (11,970,400)
                                                                           ------   ------------
TOTAL NET ASSETS                                                           100.00%  $148,502,573
                                                                           ------   ------------

* Cost for federal income tax purposes is substantially the same as cost for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

                       78 Wells Fargo Equity Gateway Funds


                        Statements of Assets and Liabilities--September 30, 2009

                                                                              C&B Large     Diversified
                                                                              Cap Value       Equity
                                                                                Fund           Fund
                                                                            ------------   ------------
ASSETS
   Investments in affiliated Master Portfolios (see cost below) .........   $498,043,149   $696,233,645
   Cash .................................................................         25,000         25,000
   Receivable for Fund shares issued ....................................      1,413,637         11,360
   Receivable from investment advisor and affiliates ....................              0              0
   Prepaid expenses and other assets ....................................              0              0
                                                                            ------------   ------------
TOTAL ASSETS ............................................................    499,481,786    696,270,005
                                                                            ------------   ------------
LIABILITIES
   Payable for Fund shares redeemed .....................................      1,137,615        323,829
   Payable to investment advisor and affiliates .........................         91,792        151,035
   Accrued expenses and other liabilities ...............................        117,592        196,242
                                                                            ------------   ------------
TOTAL LIABILITIES .......................................................      1,346,999        671,106
                                                                            ------------   ------------
TOTAL NET ASSETS ........................................................   $498,134,787   $695,598,899
                                                                            ============   ============
NET ASSETS CONSIST OF
   Paid-in capital ......................................................   $623,191,190   $740,059,844
   Undistributed/overdistributed net investment income (loss) ...........      4,964,055      4,853,827
   Accumulated net realized loss on investments .........................    (92,433,709)   (88,897,835)
   Net unrealized appreciation (depreciation) of investments ............    (37,586,749)    39,583,063
                                                                            ------------   ------------
TOTAL NET ASSETS ........................................................   $498,134,787   $695,598,899
                                                                            ------------   ------------
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE (1)
   Net assets - Class A .................................................   $ 33,784,428   $ 85,503,509
   Shares outstanding - Class A .........................................      4,785,313      3,653,074
   Net asset value per share - Class A ..................................   $       7.06   $      23.41
   Maximum offering price per share - Class A(2) ........................   $       7.49   $      24.84
   Net assets - Class B .................................................   $  8,773,251   $ 10,839,178
   Shares outstanding - Class B .........................................      1,249,094        493,542
   Net asset value and offering price per share - Class B ...............   $       7.02   $      21.96
   Net assets - Class C .................................................   $  6,852,235   $  2,957,720
   Shares outstanding - Class C .........................................        976,104        131,886
   Net asset value and offering price per share - Class C ...............   $       7.02   $      22.43
   Net assets - Administrator Class .....................................   $222,488,731   $596,298,492
   Shares outstanding - Administrator Class .............................     31,494,289     25,408,435
   Net asset value and offering price per share - Administrator Class ...   $       7.06   $      23.47
   Net assets - Institutional Class .....................................   $ 26,582,372             NA
   Shares outstanding - Institutional Class .............................      3,750,146             NA
   Net asset value and offering price per share - Institutional Class ...   $       7.09             NA
   Net assets - Investor Class ..........................................   $199,653,770             NA
   Shares outstanding - Investor Class ..................................     28,348,230             NA
   Net asset value and offering price per share - Investor Class ........   $       7.04             NA
                                                                            ------------   ------------
INVESTMENTS AT COST .....................................................   $535,629,898   $656,650,582
                                                                            ------------   ------------

----------
(1.) Each Fund has an unlimited number of authorized shares.

(2.) Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

(3.) Difference in NAV recalculations and NAV stated is caused by rounding differences.

The accompanying notes are an integral part of these financial statements.

                       Wells Fargo Equity Gateway Funds 79


Statements of Assets and Liabilities--September 30, 2009

 Diversified      Emerging         Equity          Equity         Growth      International
  Small Cap        Growth          Income          Value          Equity          Value
    Fund            Fund            Fund            Fund           Fund            Fund
-------------   -----------    -------------   -------------   ------------   -------------

$ 516,063,876   $ 2,929,923    $ 126,435,767   $ 222,215,213   $143,165,837   $242,380,748
       25,000             0                0               0         25,000         25,157
       24,011        11,269          175,864         425,230         33,862      1,510,244
            0        24,546                0          10,751              0              0
            0        19,750                0               0              0              0
-------------   -----------    -------------   -------------   ------------   ------------
  516,112,887     2,985,488      126,611,631     222,651,194    143,224,699    243,916,149
-------------   -----------    -------------   -------------   ------------   ------------

      334,544        46,386          323,218         442,724         60,426        371,179
       71,050             0            2,865               0         19,716         14,265
      138,784             0           88,620          34,011         57,125         86,812
-------------   -----------    -------------   -------------   ------------   ------------
      544,378        46,386          414,703         476,735        137,267        472,256
-------------   -----------    -------------   -------------   ------------   ------------
$ 515,568,509   $ 2,939,102    $ 126,196,928   $ 222,174,459   $143,087,432   $243,443,893
=============   ===========    =============   =============   ============   ============

$ 645,472,927   $ 4,963,532    $ 400,782,118   $ 299,838,476   $144,570,657   $325,603,461
    1,619,759       (10,885)         (31,255)      2,106,741       (269,306)     4,936,988
 (134,061,122)   (2,521,936)      (1,882,814)   (100,792,940)   (15,807,329)   (40,694,727)
    2,536,945       508,391     (272,671,121)     21,022,182     14,593,410    (46,401,829)
-------------   -----------    -------------   -------------   ------------   ------------
$ 515,568,509   $ 2,939,102    $ 126,196,928   $ 222,174,459   $143,087,432   $243,443,893
-------------   -----------    -------------   -------------   ------------   ------------

           NA   $    43,706    $  84,663,822   $   4,407,859   $ 16,634,925   $  8,769,400
           NA         5,510        6,882,046         409,820      1,611,924        692,354
           NA   $      7.93    $       12.30   $       10.76   $      10.32   $      12.67
           NA   $      8.41    $       13.05   $       11.42   $      10.95   $      13.44
           NA            NA    $   4,140,258   $     723,917   $  1,591,431   $    581,246
           NA            NA          336,031          67,827        210,975         46,232
           NA            NA    $       12.32   $       10.67   $       7.54   $      12.57
           NA   $     8,319    $   1,858,172   $     646,953   $    485,254   $    790,888
           NA         1,060          138,522          60,866         56,905         63,223
           NA   $      7.85(3) $       13.41   $       10.63   $       8.53   $      12.51
$ 515,568,509   $    16,592    $  35,534,676   $ 156,381,995   $120,405,033   $231,536,531
   53,290,932         2,054        2,893,658      14,295,869     11,249,958     18,261,464
$        9.67   $      8.08    $       12.28   $       10.94   $      10.70   $      12.68
           NA   $     8,475               NA   $  60,013,735   $  3,970,789   $  1,765,828
           NA         1,060               NA       5,482,317        370,592        138,930
           NA   $      8.00(3)            NA   $       10.95   $      10.71   $      12.71
           NA   $ 2,862,010               NA              NA             NA             NA
           NA       361,781               NA              NA             NA             NA
           NA   $      7.91               NA              NA             NA             NA
-------------   -----------    -------------   -------------   ------------   ------------
$ 513,526,931   $ 2,421,532    $ 399,106,888   $ 201,193,031   $128,572,427   $288,782,577
-------------   -----------    -------------   -------------   ------------   ------------

                       80 Wells Fargo Equity Gateway Funds


                        Statements of Assets and Liabilities--September 30, 2009

                                                                            Large Cap          Large
                                                                           Appreciation       Company
                                                                               Fund         Growth Fund
                                                                          -------------    -------------
ASSETS
   Investments in affiliated Master Portfolios (see cost below) .......   $  53,440,291    $ 652,502,574
   Cash ...............................................................          28,000           30,000
   Receivable for Fund shares issued ..................................          69,894          142,319
   Receivable from investment advisor and affiliates ..................          18,251                0
                                                                          -------------    -------------
Total assets ..........................................................      53,556,436      652,674,893
                                                                          -------------    -------------
LIABILITIES
   Payable for Fund shares redeemed ...................................         102,811          924,178
   Payable to investment advisor and affiliates .......................               0          136,853
   Accrued expenses and other liabilities .............................           2,166          268,037
                                                                          -------------    -------------
Total liabilities .....................................................         104,977        1,329,068
                                                                          -------------    -------------
TOTAL NET ASSETS ......................................................   $  53,451,459    $ 651,345,825
                                                                          =============    =============
NET ASSETS CONSIST OF
   Paid-in capital ....................................................   $  82,298,059    $ 853,309,138
   Undistributed/overdistributed net investment income (loss) .........         216,150        3,453,267
   Accumulated net realized loss on investments .......................     (35,805,101)    (228,577,610)
   Net unrealized appreciation (depreciation) of investments ..........       6,742,351       23,161,030
                                                                          -------------    -------------
Total net assets ......................................................   $  53,451,459    $ 651,345,825
                                                                          =============    =============
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE (1)
   Net assets - Class A ...............................................   $   5,685,565    $ 219,749,819
   Shares outstanding - Class A .......................................         724,220        4,738,974
   Net asset value per share - Class A ................................   $        7.85    $       46.37
   Maximum offering price per share - Class A(2) ......................   $        8.33    $       49.20
   Net assets - Class B ...............................................   $     835,148    $  11,757,700
   Shares outstanding - Class B .......................................         113,610          289,457
   Net asset value and offering price per share - Class B .............   $        7.35    $       40.62
   Net assets - Class C ...............................................   $     361,373    $   5,230,336
   Shares outstanding - Class C .......................................          49,161          128,458
   Net asset value and offering price per share - Class C .............   $        7.35    $       40.72
   Net assets - Administrator Class ...................................   $  42,147,998    $ 305,097,289
   Shares outstanding - Administrator Class ...........................       5,305,351        6,898,473
   Net asset value and offering price per share - Administrator Class..   $        7.94    $       44.23
   Net assets - Institutional Class ...................................   $   4,421,375    $  40,976,997
   Shares outstanding - Institutional Class ...........................         556,390          924,939
   Net asset value and offering price per share - Institutional Class..   $        7.95    $       44.30
   Net assets - Investor Class ........................................              NA    $  68,533,684
   Shares outstanding - Investor Class ................................              NA        1,568,293
   Net asset value and offering price per share - Investor Class ......              NA    $       43.70
                                                                          -------------    -------------
Investments at cost ...................................................   $  46,697,940    $ 629,341,544
                                                                          -------------    -------------

The accompanying notes are an integral part of these financial statements.

                       Wells Fargo Equity Gateway Funds 81


Statements of Assets and Liabilities--September 30, 2009

   Small               Small
  Company             Company
 Growth Fund         Value Fund
-------------      --------------

$ 232,992,286      $  160,472,973
       25,000              25,000
       35,689             191,645
            0                   0
-------------      --------------
  233,052,975         160,689,618
-------------      --------------

      272,776          12,118,012
        4,500               3,663
       61,205              65,370
-------------      --------------
      338,481          12,187,045
-------------      --------------
$ 232,714,494      $  148,502,573
=============      ==============

$ 376,684,598      $  282,220,882
   (1,130,275)            689,194
 (138,247,845)       (166,400,069)
   (4,591,984)         31,992,566
-------------      --------------
$ 232,714,494      $  148,502,573
-------------      --------------
$   2,407,930      $   20,201,502
      129,769           2,053,322
$       18.56      $         9.84
$       19.69      $        10.44
$     312,029      $    2,792,082
       17,750             303,518
$       17.58      $         9.20
$     605,476      $    1,437,022
       34,080             156,187
$       17.77      $         9.20
$ 229,379,663      $  124,071,967
   12,138,113          12,476,320
$       18.90      $         9.94
$       9,396                  NA
          496                  NA
$       18.94(3)               NA
           NA                  NA
           NA                  NA
           NA                  NA
-------------      --------------
$ 237,584,270      $  128,480,407
-------------      --------------

                       82 Wells Fargo Equity Gateway Funds


                 Statements of Operations--For the Year Ended September 30, 2009


                                                                                                C&B Large      Diversified
                                                                                                Cap Value        Equity
                                                                                                  Fund            Fund
                                                                                              ------------    ------------
INVESTMENT INCOME
   Dividends allocated from affiliated Master Portfolios(1) ...............................   $ 11,125,150    $ 14,303,814
   Interest allocated from affiliated Master Portfolios ...................................              0               0
   Expenses allocated from affiliated Master Portfolios ...................................     (2,878,170)     (3,644,085)
   Waivers allocated from affiliated Master Portfolios ....................................        370,977         323,629
                                                                                              ------------    ------------
Total investment income ...................................................................      8,617,957      10,983,358
                                                                                              ------------    ------------
EXPENSES
   Advisory fees ..........................................................................              0       1,482,493
   Administration fees
      Fund Level ..........................................................................        196,764         296,499
      Class A .............................................................................         79,360         199,640
      Class B .............................................................................         23,574          31,642
      Class C .............................................................................         17,404           7,166
      Administrator Class .................................................................        196,513         507,838
      Institutional Class .................................................................         17,034              NA
      Investor Class ......................................................................        512,189              NA
   Shareholder servicing fees
      Class A .............................................................................         70,857         178,250
      Class B .............................................................................         20,845          28,251
      Class C .............................................................................         15,286           6,176
      Administrator Class .................................................................        479,000       1,268,958
      Investor Class ......................................................................        331,861              NA
   Accounting fees ........................................................................         65,633          69,966
   Distribution fees
      Class B .............................................................................         63,143          84,753
      Class C .............................................................................         46,618          19,195
   Professional fees ......................................................................         24,955          36,484
   Registration fees ......................................................................         65,151          36,006
   Shareholder reports ....................................................................        129,310          56,456
   Trustees' fees .........................................................................         10,578          10,578
   Other fees and expenses ................................................................         19,465          26,837
                                                                                              ------------    ------------
Total expenses ............................................................................      2,385,540       4,347,188
                                                                                              ------------    ------------
LESS
   Waived fees ............................................................................       (679,875)     (1,420,303)
   Expenses reductions ....................................................................              0            (760)
   Net expenses ...........................................................................      1,705,665       2,926,125
                                                                                              ------------    ------------
Net investment income (loss) ..............................................................      6,912,292       8,057,233
                                                                                              ------------    ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized loss from investment transactions allocated from Master Portfolios ...........    (53,403,856)    (77,096,817)
                                                                                              ------------    ------------
Net change in unrealized appreciation (depreciation) from investment transactions
   allocated from Master Portfolios .......................................................     24,634,242      17,291,905
                                                                                              ------------    ------------
Net realized and unrealized gain (loss) on investments ....................................    (28,769,614)    (59,804,912)
                                                                                              ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...........................   $(21,857,322)   $(51,747,679)
                                                                                              ============    ============
1. Net of foreign withholding taxes of ....................................................   $     64,617    $    323,833


The accompanying notes are an integral part of these financial statements.

                       Wells Fargo Equity Gateway Funds 83


Statements of Operations--For the Year Ended September 30, 2009

 Diversified      Emerging         Equity          Equity          Growth       International
  Small Cap        Growth          Income           Value          Equity           Value
    Fund            Fund            Fund            Fund            Fund            Fund
------------    ------------    ------------    ------------    ------------    -------------
$  5,628,604    $     10,082    $  4,171,721    $  5,227,586    $  2,480,159    $   7,481,880
       2,710               0               0               0               0           10,238
  (2,861,506)        (24,590)       (918,986)     (1,482,852)       (990,277)      (2,143,996)
     277,177             790          76,983          82,603          87,888           96,552
------------    ------------    ------------    ------------    ------------    -------------
   3,046,985         (13,718)      3,329,718       3,827,337       1,577,770        5,444,674
------------    ------------    ------------    ------------    ------------    -------------

   1,034,453               0               0               0         312,228                0

     206,891           1,335          61,331         101,268          62,446           99,882
          NA              43         218,778          10,376          40,681           66,668
          NA              NA          13,383           2,321           4,712            1,555
          NA              19           4,631           1,750           1,258            1,710
     413,781              48          38,093         142,649         100,524          174,029
          NA               6              NA          43,782           6,165              607
          NA          10,023              NA              NA              NA               NA

          NA              38         195,338           9,005          36,322           59,525
          NA              NA          11,949           2,072           4,208            1,388
          NA              17           3,856           1,562           1,123            1,527
   1,034,024             121          94,128         348,818         251,311          435,072
          NA           6,480              NA              NA              NA               NA
      40,663          52,513          36,077          58,503          26,410           48,502

          NA              NA          35,846           6,217          12,622            4,164
          NA              52          12,404           4,687           3,369            4,579
      37,495          25,420          22,342          35,817          35,644           22,943
      14,381          57,461          12,053          40,365          41,659           46,817
      50,364           1,123          21,718          63,684           6,872           18,116
      10,578          10,578          10,578          10,578          10,578           10,578
      14,899           4,053           5,438          10,504           6,388            8,501
------------    ------------    ------------    ------------    ------------    -------------
   2,857,529         169,330         797,943         893,958         964,520        1,006,163
------------    ------------    ------------    ------------    ------------    -------------

  (1,303,836)       (153,482)       (337,118)       (381,858)       (263,681)        (488,027)
        (139)              0            (493)              0            (151)               0
   1,553,554          15,848         460,332         512,100         700,688          518,136
------------    ------------    ------------    ------------    ------------    -------------
   1,493,431         (29,566)      2,869,386       3,315,237         877,082        4,926,538
------------    ------------    ------------    ------------    ------------    -------------

 (95,260,900)       (894,584)       (170,433)    (71,161,222)    (11,519,531)     (31,791,355)
------------    ------------    ------------    ------------    ------------    -------------

  48,911,717         596,927     (27,616,193)     48,048,577      (4,253,262)      45,504,224
------------    ------------    ------------    ------------    ------------    -------------
 (46,349,183)       (297,657)    (27,786,626)    (23,112,645)    (15,772,793)      13,712,869
------------    ------------    ------------    ------------    ------------    -------------
$(44,855,752)   $   (327,223)   $(24,917,240)   $(19,797,408)   $(14,895,711)   $  18,639,407
============    ============    ============    ============    ============    =============
$      8,758    $         24    $      5,811    $     11,997    $    129,961    $     769,864

                      84 Wells Fargo Equity Gateway Funds


                 Statements of Operations--For the Year Ended September 30, 2009

                                                                                      Large Cap        Large
                                                                                    Appreciation      Company
                                                                                        Fund        Growth Fund
                                                                                    ------------   ------------
INVESTMENT INCOME
   Dividends allocated from affiliated Master Portfolios(1) .....................   $    945,224   $  9,729,520
   Interest allocated from affiliated Master Portfolios .........................              0            245
   Expenses allocated from affiliated Master Portfolios .........................       (460,034)    (4,304,160)
   Waivers allocated from affiliated Master Portfolios ..........................         38,667        523,213
                                                                                    ------------   ------------
Total investment income .........................................................        523,857      5,948,818
                                                                                    ------------   ------------
EXPENSES
   Administration fees
      Fund Level ................................................................         29,681        305,398
      Class A ...................................................................         16,582        513,036
      Class B ...................................................................          2,769         36,239
      Class C ...................................................................            992         12,802
      Administrator Class .......................................................         47,843        320,932
      Institutional Class .......................................................          3,404         26,587
      Investor Class ............................................................             NA        215,840
   Shareholder servicing fees
      Class A ...................................................................         14,584        458,068
      Class B ...................................................................          2,472         32,357
      Class C ...................................................................            885         11,431
      Administrator Class .......................................................        108,906        800,032
      Investor Class ............................................................             NA        139,243
   Accounting fees ..............................................................         32,868         75,023
   Distribution fees
      Class B ...................................................................          7,417         97,070
      Class C ...................................................................          2,656         34,292
   Professional fees ............................................................         35,368         27,425
   Registration fees ............................................................         39,430         57,735
   Shareholder reports ..........................................................         19,754         52,307
   Trustees' fees ...............................................................         10,578         10,578
   Other fees and expenses ......................................................          6,736         18,272
                                                                                    ------------   ------------
Total expenses ..................................................................        382,925      3,244,667
                                                                                    ------------   ------------
LESS
   Waived fees ..................................................................       (217,511)      (567,039)
   Expenses reductions ..........................................................              0         (2,123)
   Net expenses .................................................................        165,414      2,675,505
                                                                                    ------------   ------------
Net investment income (loss) ....................................................        358,443      3,273,313
                                                                                    ------------   ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss from investment transactions allocated from Master
   Portfolios ...................................................................    (30,847,579)   (66,214,156)
                                                                                    ------------   ------------
Net change in unrealized appreciation (depreciation) from investment transactions
   allocated from Master Portfolios .............................................     18,278,009      5,479,436
                                                                                    ------------   ------------
Net realized and unrealized loss on investments .................................    (12,569,570)   (60,734,720)
                                                                                    ------------   ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ............................   $(12,211,127)  $(57,461,407)
                                                                                    ------------   ------------
1. Net of foreign withholding taxes of ..........................................   $          0   $     81,335

The accompanying notes are an integral part of these financial statements.

                      Wells Fargo Equity Gateway Funds 85


Statements of Operations--For the Year Ended September 30, 2009

    Small          Small
   Company        Company
 Growth Fund     Value Fund
------------   -------------

$    687,376   $   3,607,337
         249           1,868
  (1,786,864)     (1,582,887)
      44,256          28,302
------------   -------------
  (1,054,983)      2,054,620
------------   -------------
     100,540          88,334
       7,030          55,961
         710           7,672
         812           3,056
     169,256         152,852
      22,910              NA
          NA              NA

       6,277          49,965
         634           6,850
         725           2,729
     402,653         380,933
          NA              NA
      53,921          28,649

       1,902          20,549
       2,176           8,186
      35,156          35,367
      48,664          36,861
      30,057          35,042
      10,578          10,578
      10,397           9,770
------------   -------------
     904,398         933,354
------------   -------------

    (316,858)       (278,844)
        (265)              0
     587,275         654,510
------------   -------------
  (1,642,258)      1,400,110
------------   -------------

 (57,860,249)   (130,766,587)
------------   -------------

  43,564,137      88,865,204
------------   -------------
 (14,296,112)    (41,901,383)
------------   -------------
$(15,938,370)  $ (40,501,273)
------------   -------------
$          0   $           0

                      86 Wells Fargo Equity Gateway Funds


                                             Statements of Changes in Net Assets

                                                                                            C&B LARGE CAP VALUE FUND
                                                                                    ---------------------------------------
                                                                                          For the              For the
                                                                                        Year Ended           Year Ended
                                                                                    September 30, 2009   September 30, 2008
                                                                                    ------------------   ------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets .........................................................     $ 505,336,290        $ 984,662,075
OPERATIONS
   Net investment income (loss) .................................................         6,912,292            9,362,230
   Net realized gain (loss) on investments ......................................       (53,403,856)         (34,203,489)
   Net change in unrealized appreciation (depreciation) of investments ..........        24,634,242         (142,541,341)
                                                                                      -------------        -------------
Net decrease in net assets resulting from operations ............................       (21,857,322)        (167,382,600)
                                                                                      -------------        -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
      Class A ...................................................................          (622,542)            (620,298)
      Class B ...................................................................           (96,851)              (1,661)
      Class C ...................................................................           (66,446)             (17,067)
      Administrator Class .......................................................        (4,072,816)          (6,891,528)
      Institutional Class .......................................................          (623,027)            (715,978)
      Investor Class ............................................................        (2,774,348)          (2,018,756)
   Net realized gains
      Class A ...................................................................              (343)          (2,765,357)
      Class B ...................................................................              (111)            (924,766)
      Class C ...................................................................               (79)            (642,354)
      Administrator Class .......................................................            (2,377)         (23,223,335)
      Institutional Class .......................................................              (250)          (1,987,854)
      Investor Class ............................................................            (1,425)          (8,688,111)
   Return of capital
      Class A ...................................................................                 0                    0
      Class B ...................................................................                 0                    0
      Class C ...................................................................                 0                    0
      Administrator Class .......................................................                 0                    0
      Investor Class ............................................................                 0                    0
                                                                                      -------------        -------------
Total distributions to shareholders .............................................        (8,260,615)         (48,497,065)
                                                                                      -------------        -------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A (Note 5) .................................         7,974,758           19,307,968
   Reinvestment of distributions - Class A ......................................           543,758            3,134,365
   Cost of shares redeemed - Class A ............................................       (10,994,479)         (38,513,146)
                                                                                      -------------        -------------
   Net increase (decrease) in net assets resulting from capital share
      transactions - Class A ....................................................        (2,475,963)         (16,070,813)
                                                                                      -------------        -------------
   Proceeds from shares sold - Class B (Note 5) .................................           116,199            1,374,796
   Reinvestment of distributions - Class B ......................................            93,335              893,368
   Cost of shares redeemed - Class B ............................................        (3,213,938)          (8,543,670)
                                                                                      -------------        -------------
   Net decrease in net assets resulting from capital share transactions -
      Class B ...................................................................        (3,004,404)          (6,275,506)
                                                                                      -------------        -------------
   Proceeds from shares sold - Class C (Note 5) .................................           477,977            1,317,986
   Reinvestment of distributions - Class C ......................................            62,037              660,109
   Cost of shares redeemed - Class C ............................................        (2,029,988)          (5,716,831)
                                                                                      -------------        -------------
   Net increase (decrease) in net assets resulting from capital share
      transactions - Class C ....................................................        (1,489,974)          (3,738,736)
                                                                                      -------------        -------------
   Proceeds from shares sold - Administrator Class (Note 5) .....................       105,648,299          146,633,083
   Reinvestment of distributions - Administrator Class ..........................         3,106,959           23,763,167
   Cost of shares redeemed - Administrator Class ................................      (130,035,108)        (371,664,329)
                                                                                      -------------        -------------
   Net increase (decrease) in net assets resulting from capital share
      transactions - Administrator Class ........................................       (21,279,850)        (201,268,079)
                                                                                      -------------        -------------
   Proceeds from shares sold - Institutional Class ..............................         3,411,024           20,132,718
   Reinvestment of distributions - Institutional Class ..........................           519,556            2,282,243
   Cost of shares redeemed - Institutional Class ................................        (2,672,723)         (41,173,098)
                                                                                      -------------        -------------
   Net increase (decrease) in net assets resulting from capital share
      transactions - Institutional Class ........................................         1,257,857          (18,758,137)
                                                                                      -------------        -------------
   Proceeds from shares sold - Investor Class (Note 5) ..........................        92,577,525          132,344,911
   Reinvestment of distributions - Investor Class ...............................         2,620,557            9,432,071
   Cost of shares redeemed - Investor Class .....................................       (45,289,314)        (159,111,831)
                                                                                      -------------        -------------
   Net increase (decrease) in net assets resulting from capital share
      transactions - Investor Class .............................................        49,908,768          (17,334,849)
                                                                                      -------------        -------------
Net increase (decrease) in net assets resulting from capital share
      transactions - Total ......................................................        22,916,434         (263,446,120)
                                                                                      -------------        -------------
NET INCREASE (DECREASE) IN NET ASSETS ...........................................        (7,201,503)        (479,325,785)
                                                                                      =============        =============
ENDING NET ASSETS ...............................................................     $ 498,134,787        $ 505,336,290
                                                                                      =============        =============
Ending balance of undistributed/overdistributed net investment income (loss) ....     $   4,964,055        $   6,276,636
                                                                                      -------------        -------------

The accompanying notes are an integral part of these financial statements.

                      Wells Fargo Equity Gateway Funds 87


Statements of Changes in Net Assets

        DIVERSIFIED EQUITY FUND                  DIVERSIFIED SMALL CAP FUND                   EMERGING GROWTH FUND
---------------------------------------   ---------------------------------------   ---------------------------------------
      For the              For the              For the              For the              For the              For the
    Year Ended           Year Ended           Year Ended           Year Ended           Year Ended           Year Ended
September 30, 2009   September 30, 2008   September 30, 2009   September 30, 2008   September 30, 2009   September 30, 2008
------------------   ------------------   ------------------   ------------------   ------------------   ------------------

  $ 791,806,565        $1,263,768,337       $ 569,169,008        $ 757,352,399         $ 3,756,713          $ 3,259,699

      8,057,233            10,185,863           1,493,431              369,638             (29,566)             (51,789)
    (77,096,817)           61,872,979         (95,260,900)         (29,475,364)           (894,584)          (1,542,411)
     17,291,905          (347,953,815)         48,911,717         (121,427,732)            596,927             (553,143)
  -------------        --------------       -------------        -------------         -----------          -----------
    (51,747,679)         (275,894,973)        (44,855,752)        (150,533,458)           (327,223)          (2,147,343)
  -------------        --------------       -------------        -------------         -----------          -----------


       (927,684)             (871,175)                 NA                   NA                  NA                   NA
              0                     0                  NA                   NA                  NA                   NA
         (3,365)                    0                  NA                   NA                  NA                   NA
     (8,519,140)           (9,531,857)            (85,184)                   0                  NA                   NA
             NA                    NA                  NA                   NA                  NA                   NA
             NA                    NA                  NA                   NA                  NA                   NA

     (6,460,494)          (17,553,804)                 NA                   NA                  NA                   NA
     (1,278,484)           (5,435,615)                 NA                   NA                  NA                   NA
       (249,329)             (854,210)                 NA                   NA                  NA                   NA
    (46,610,423)         (140,946,052)                  0          (78,950,736)                  0                 (137)
             NA                    NA                  NA                   NA                  NA                   NA
             NA                    NA                  NA                   NA                   0              (31,912)

              0                     0                  NA                   NA                   0                    0
              0                     0                  NA                   NA                  NA                   NA
              0                     0                  NA                   NA                   0                    0
              0                     0                   0           (1,846,921)                  0                  (84)
             NA                    NA                  NA                   NA                   0              (19,468)
  -------------        --------------       -------------        -------------         -----------          -----------
    (64,048,919)         (175,192,713)            (85,184)         (80,797,657)                  0              (51,601)
  -------------        --------------       -------------        -------------         -----------          -----------

     12,306,038            20,269,570                  NA                   NA              27,465               16,641
      7,102,006            17,937,613                  NA                   NA                   0                    0
    (12,115,699)          (30,209,079)                 NA                   NA                   0                    0
  -------------        --------------       -------------        -------------         -----------          -----------

      7,292,345             7,998,104                  NA                   NA              27,465               16,641
  -------------        --------------       -------------        -------------         -----------          -----------
        197,630             1,304,248                  NA                   NA                  NA                   NA
      1,260,409             5,371,330                  NA                   NA                  NA                   NA
     (5,922,036)          (15,378,495)                 NA                   NA                  NA                   NA
  -------------        --------------       -------------        -------------         -----------          -----------
     (4,463,997)           (8,702,917)                 NA                   NA                  NA                   NA
  -------------        --------------       -------------        -------------         -----------          -----------
        217,738               278,906                  NA                   NA                   0               10,000
        248,290               842,478                  NA                   NA                   0                    0
       (482,512)           (1,887,145)                 NA                   NA                   0                    0
  -------------        --------------       -------------        -------------         -----------          -----------

        (16,484)             (765,761)                 NA                   NA                   0               10,000
  -------------        --------------       -------------        -------------         -----------          -----------
    108,379,856            95,903,149         156,720,813          187,262,903              79,299               65,843
     54,881,463           149,403,665              84,153           78,955,551                   0                  221
   (146,484,251)         (264,710,326)       (165,464,529)        (223,070,730)           (118,372)              (7,634)
  -------------        --------------       -------------        -------------         -----------          -----------

     16,777,068           (19,403,512)         (8,659,563)          43,147,724             (39,073)              58,430
  -------------        --------------       -------------        -------------         -----------          -----------
             NA                    NA                  NA                   NA                   0               10,000
             NA                    NA                  NA                   NA                   0                    0
             NA                    NA                  NA                   NA                   0                    0
  -------------        --------------       -------------        -------------         -----------          -----------

             NA                    NA                  NA                   NA                   0               10,000
  -------------        --------------       -------------        -------------         -----------          -----------
             NA                    NA                  NA                   NA           1,067,260            7,058,944
             NA                    NA                  NA                   NA                   0               50,972
             NA                    NA                  NA                   NA          (1,546,040)          (4,509,029)
  -------------        --------------       -------------        -------------         -----------          -----------

             NA                    NA                  NA                   NA            (478,780)           2,600,887
  -------------        --------------       -------------        -------------         -----------          -----------

     19,588,932           (20,874,086)         (8,659,563)          43,147,724            (490,388)           2,695,958
  -------------        --------------       -------------        -------------         -----------          -----------
    (96,207,666)         (471,961,772)        (53,600,499)        (188,183,391)           (817,611)             497,014
  =============        ==============       =============        =============         ===========          ===========
  $ 695,598,899        $  791,806,565       $ 515,568,509        $ 569,169,008         $ 2,939,102          $ 3,756,713
  =============        ==============       =============        =============         ===========          ===========
  $   4,853,827        $    6,770,797       $   1,619,759        $     836,315         $   (10,885)         $   (15,533)
  -------------        --------------       -------------        -------------         -----------          -----------

                      88 Wells Fargo Equity Gateway Funds


                                             Statements of Changes in Net Assets

                                                                                          C&B LARGE CAP VALUE FUND
                                                                                          ------------------------
                                                                                            For the       For the
                                                                                          Year Ended    Year Ended
                                                                                           September     September
                                                                                            30, 2009      30, 2008
                                                                                          -----------   -----------
SHARES ISSUED AND REDEEMED
   Shares sold - Class A (Note 5) .....................................................     1,369,183     2,228,894
   Shares issued in reinvestment of distributions - Class A ...........................        98,506       326,214
   Shares redeemed - Class A ..........................................................    (1,906,421)   (4,482,348)
                                                                                          -----------   -----------
   Net increase (decrease) in shares outstanding - Class A ............................      (438,732)   (1,927,240)
                                                                                          -----------   -----------
   Shares sold - Class B (Note 5) .....................................................        20,768       165,007
   Shares issued in reinvestment of distributions - Class B ...........................        16,909        97,928
   Shares redeemed - Class B ..........................................................      (557,098)     (978,080)
                                                                                          -----------   -----------
   Net decrease in shares outstanding - Class B .......................................      (519,421)     (715,145)
                                                                                          -----------   -----------
   Shares sold - Class C (Note 5) .....................................................        87,922       158,027
   Shares issued in reinvestment of distributions - Class C ...........................        11,239        70,261
   Shares redeemed - Class C ..........................................................      (362,394)     (668,772)
                                                                                          -----------   -----------
   Net increase (decrease) in shares outstanding - Class C ............................      (263,233)     (440,484)
                                                                                          -----------   -----------
   Shares sold - Administrator Class (Note 5) .........................................    19,104,506    16,855,412
   Shares issued in reinvestment of distributions - Administrator Class ...............       563,872     2,532,610
   Shares redeemed - Administrator Class ..............................................   (22,046,208)  (43,295,975)
                                                                                          -----------   -----------
   Net increase (decrease) in shares outstanding - Administrator Class ................    (2,377,830)  (23,907,953)
                                                                                          -----------   -----------
   Shares sold - Institutional Class ..................................................       550,515     2,351,545
   Shares issued in reinvestment of distributions - Institutional Class ...............        94,122       244,488
   Shares redeemed - Institutional Class ..............................................      (443,184)   (4,615,527)
                                                                                          -----------   -----------
   Net increase (decrease) in shares outstanding - Institutional Class ................       201,453    (2,019,494)
                                                                                          -----------   -----------
   Shares sold - Investor Class (Note 5) ..............................................    15,826,255    15,512,322
   Shares issued in reinvestment of distributions - Investor Class ....................       475,597     1,099,687
   Shares redeemed - Investor Class ...................................................    (7,992,843)  (18,377,514)
                                                                                          -----------   -----------
   Net increase (decrease) in shares outstanding - Investor Class .....................     8,309,009    (1,765,505)
                                                                                          -----------   -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE
   TRANSACTIONS .......................................................................     4,911,246   (30,775,821)
                                                                                          ===========   ===========

The accompanying notes are an integral part of these financial statements.

                       Wells Fargo Equity Gateway Funds 89


Statements of Changes in Net Assets

DIVERSIFIED EQUITY FUND   DIVERSIFIED SMALL CAP FUND     EMERGING GROWTH FUND
-----------------------   --------------------------   -----------------------
  For the      For the      For the       For the       For the      For the
Year Ended   Year Ended   Year Ended    Year Ended     Year Ended   Year Ended
 September    September    September     September     September    September
 30, 2009     30, 2008      30, 2009      30, 2008      30, 2009     30, 2008
----------   ----------   -----------   -----------    ----------   ----------

   677,286      602,670            NA             NA        3,812        1,698
   380,617      505,355            NA             NA            0            0
  (669,697)    (914,490)           NA             NA            0            0
----------   ----------   -----------   ------------   ----------   ----------
   388,206      193,535            NA             NA        3,812        1,698
----------   ----------   -----------   ------------   ----------   ----------
    10,474       39,592            NA             NA           NA           NA
    72,396      161,253            NA             NA           NA           NA
  (322,037)    (482,597)           NA             NA           NA           NA
----------   ----------   -----------   ------------   ----------   ----------
  (239,167)    (281,752)           NA             NA           NA           NA
----------   ----------   -----------   ------------   ----------   ----------
    11,478        8,489            NA             NA            0        1,060
    13,950       24,786            NA             NA            0            0
   (25,108)     (58,871)           NA             NA            0            0
----------   ----------   -----------   ------------   ----------   ----------
       320      (25,596)           NA             NA            0        1,060
----------   ----------   -----------   ------------   ----------   ----------
 5,549,914    2,897,237    20,476,258     16,342,933       10,997        6,225
 2,931,912    4,195,465        11,655      6,508,629            0           18
(7,498,738)  (7,862,991)  (21,904,730)   (18,997,661)     (15,865)        (725)
----------   ----------   -----------   ------------   ----------   ----------
   983,088     (770,289)   (1,416,817)     3,853,901       (4,868)       5,518
----------   ----------   -----------   ------------   ----------   ----------
        NA           NA            NA             NA            0        1,060
        NA           NA            NA             NA            0            0
        NA           NA            NA             NA            0            0
----------   ----------   -----------   ------------   ----------   ----------
        NA           NA            NA             NA            0        1,060
----------   ----------   -----------   ------------   ----------   ----------
        NA           NA            NA             NA      158,740      590,193
        NA           NA            NA             NA            0        4,248
        NA           NA            NA             NA     (228,772)    (424,570)
----------   ----------   -----------   ------------   ----------   ----------
        NA           NA            NA             NA      (70,032)     169,871
----------   ----------   -----------   ------------   ----------   ----------

 1,132,447     (884,102)   (1,416,817)     3,853,901      (71,088)     179,207
==========   ==========   ===========   ============   ==========   ==========

                       90 Wells Fargo Equity Gateway Funds


                                             Statements of Changes in Net Assets

                                                                                                             EQUITY INCOME FUND
                                                                                                       -----------------------------
                                                                                                         For the         For the
                                                                                                        Year Ended      Year Ended
                                                                                                         September       September
                                                                                                          30, 2009        30, 2008
                                                                                                       -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ...........................................................................   $ 186,316,841   $ 409,897,881
OPERATIONS
   Net investment income ..........................................................................       2,869,386       4,576,984
   Net realized gain (loss) on investments ........................................................        (170,433)     25,030,075
   Net change in unrealized appreciation (depreciation) of investments ............................     (27,616,193)    (98,648,534)
                                                                                                      -------------   -------------
Net increase (decrease) in net assets resulting from operations ...................................     (24,917,240)    (69,041,475)
                                                                                                      -------------   -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
      Class A ....................................................................................      (1,805,689)     (2,254,692)
      Class B ....................................................................................         (70,317)        (73,251)
      Class C ....................................................................................         (22,298)        (16,418)
      Administrator Class ........................................................................        (954,149)     (1,913,437)
      Institutional Class ........................................................................              NA              NA
   Net realized gains
      Class A ....................................................................................     (11,011,081)    (51,604,442)
      Class B ....................................................................................        (765,764)     (6,470,342)
      Class C ....................................................................................        (215,982)     (1,288,599)
      Administrator Class ........................................................................      (6,155,284)    (50,621,927)
      Institutional Class ........................................................................              NA              NA
                                                                                                     -------------   -------------
Total distributions to shareholders ..............................................................     (21,000,564)   (114,243,108)
                                                                                                     -------------   -------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A ...........................................................       1,805,090      13,781,420
   Reinvestment of distributions - Class A .......................................................      12,300,273      51,401,637
   Cost of shares redeemed - Class A .............................................................     (15,351,656)    (34,233,191)
                                                                                                     -------------   -------------
   Net increase (decrease) in net assets resulting from capital share transactions - Class A .....      (1,246,293)     30,949,866
                                                                                                     -------------   -------------
   Proceeds from shares sold - Class B ...........................................................         129,317         390,050
   Reinvestment of distributions - Class B .......................................................         803,042       6,275,864
   Cost of shares redeemed - Class B .............................................................      (3,221,154)    (11,256,598)
                                                                                                     -------------   -------------
   Net decrease in net assets resulting from capital share transactions - Class B ................      (2,288,795)     (4,590,684)
                                                                                                     -------------   -------------
   Proceeds from shares sold - Class C ...........................................................         117,677         321,302
   Reinvestment of distributions - Class C .......................................................         215,226       1,166,308
   Cost of shares redeemed - Class C .............................................................        (387,681)     (1,356,659)
                                                                                                     -------------   -------------
   Net increase (decrease) in net assets resulting from capital share transactions - Class C .....         (54,778)        130,951
                                                                                                     -------------   -------------
   Proceeds from shares sold - Administrator Class ...............................................       7,477,684      15,036,748
   Reinvestment of distributions - Administrator Class ...........................................       6,123,633      40,008,043
   Cost of shares redeemed - Administrator Class .................................................     (24,213,560)   (121,831,381)
                                                                                                     -------------   -------------
   Net increase (decrease) in net assets resulting from capital share transactions - Administrator
      Class ......................................................................................     (10,612,243)    (66,786,590)
                                                                                                     -------------   -------------
   Proceeds from shares sold - Institutional Class ...............................................              NA              NA
   Proceeds from redemption fees - Institutional Class ...........................................              NA              NA
   Reinvestment of distributions - Institutional Class ...........................................              NA              NA
   Cost of shares redeemed - Institutional Class .................................................              NA              NA
                                                                                                     -------------   -------------
   Net increase (decrease) in net assets resulting from capital share transactions - Institutional
      Class ......................................................................................              NA              NA
                                                                                                     -------------   -------------
   Net increase (decrease) in net assets resulting from capital share transactions - Total .......     (14,202,109)    (40,296,457)
                                                                                                     -------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS ............................................................     (60,119,913)   (223,581,040)
                                                                                                     =============   =============
ENDING NET ASSETS ................................................................................   $ 126,196,928   $ 186,316,841
                                                                                                     =============   =============
Ending balance of undistributed/overdistributed net investment income (loss) .....................   $     (31,255)  $     (50,721)
                                                                                                     -------------   -------------

The accompanying notes are an integral part of these financial statements.

                       Wells Fargo Equity Gateway Funds 91


Statements of Changes in Net Assets

      EQUITY VALUE FUND               GROWTH EQUITY FUND          INTERNATIONAL VALUE FUND
-----------------------------   -----------------------------   -----------------------------
  For the         For the         For the         For the         For the         For the
 Year Ended      Year Ended      Year Ended      Year Ended      Year Ended      Year Ended
  September       September       September       September       September       September
   30, 2009        30, 2008        30, 2009        30, 2008        30, 2009        30, 2008
-------------   -------------   -------------   -------------   -------------   -------------

$ 255,569,690   $ 157,773,736   $ 191,634,651   $ 543,408,526   $ 226,041,283   $ 292,578,939

    3,315,237       3,129,781         877,082       1,394,640       4,926,538       9,907,144
  (71,161,222)    (29,826,446)    (11,519,531)     58,805,147     (31,791,355)     (8,805,734)
   48,048,577     (43,006,903)     (4,253,262)   (144,522,041)     45,504,224    (117,927,303)
-------------   -------------   -------------   -------------   -------------   -------------
  (19,797,408)    (69,703,568)    (14,895,711)    (84,322,254)     18,639,407    (116,825,893)
-------------   -------------   -------------   -------------   -------------   -------------


      (45,075)        (45,614)        (84,959)        (73,055)       (851,406)       (506,607)
            0               0               0               0         (15,145)        (26,237)
       (2,022)              0               0               0         (17,189)        (17,550)
   (2,486,187)       (732,567)       (876,375)     (1,433,181)     (7,598,321)     (5,478,439)
   (1,140,933)       (749,383)        (88,152)     (1,011,072)        (37,593)        (11,375)

         (167)       (435,383)     (5,903,627)     (5,920,736)              0        (637,258)
          (47)       (198,899)       (886,079)     (1,372,475)              0         (55,728)
          (36)        (50,990)       (233,051)       (226,033)              0         (31,676)
       (6,892)     (5,552,423)    (38,630,331)    (57,539,690)              0      (6,285,937)
       (2,699)     (4,476,759)     (2,637,219)    (27,375,165)              0         (12,281)
-------------   -------------   -------------   -------------   -------------   -------------
   (3,684,058)    (12,242,018)    (49,339,793)    (94,951,407)     (8,519,654)    (13,063,088)
-------------   -------------   -------------   -------------   -------------   -------------

    2,134,355       4,071,993       1,526,395       3,150,292      33,483,824      14,712,993
       43,749         457,500       5,861,596       5,939,667         836,873       1,089,126
   (2,317,324)     (3,097,144)     (3,738,792)     (9,684,294)    (47,095,786)    (14,052,663)
-------------   -------------   -------------   -------------   -------------   -------------
     (139,220)      1,432,349       3,649,199        (594,335)    (12,775,089)      1,749,456
-------------   -------------   -------------   -------------   -------------   -------------
        1,833         441,693          39,421         386,768           1,265         244,636
           44         181,811         849,843       1,352,283          14,524          77,703
     (546,224)     (1,281,955)       (970,057)     (3,340,898)       (312,830)     (1,118,566)
-------------   -------------   -------------   -------------   -------------   -------------
     (544,347)       (658,451)        (80,793)     (1,601,847)       (297,041)       (796,227)
-------------   -------------   -------------   -------------   -------------   -------------
       84,570       1,577,829          23,709         125,860         295,535         287,537
        1,999          50,510         217,681         202,905          15,465          45,096
     (307,425)     (1,224,400)       (138,772)       (332,122)       (332,080)       (358,868)
-------------   -------------   -------------   -------------   -------------   -------------
     (220,856)        403,939         102,618          (3,357)        (21,080)        (26,235)
-------------   -------------   -------------   -------------   -------------   -------------
   47,076,677     249,978,470      21,878,434      44,743,520      64,819,878     113,545,830
    2,373,690       5,864,614      39,439,989      59,280,592       7,413,703      11,671,212
  (59,547,301)   (105,579,980)    (38,642,843)   (177,786,590)    (52,773,604)    (63,944,765)
-------------   -------------   -------------   -------------   -------------   -------------

  (10,096,934)    150,263,104      22,675,580     (73,762,478)     19,459,977      61,272,277
-------------   -------------   -------------   -------------   -------------   -------------
   17,580,407      27,458,723       3,394,642      93,722,038       1,261,320       1,343,316
            0               0               0               0             242               0
    1,138,147       5,181,756       2,725,371      28,386,469          37,593          23,656
  (17,630,962)     (4,339,880)    (16,778,332)   (218,646,704)       (383,065)       (214,918)
-------------   -------------   -------------   -------------   -------------   -------------

    1,087,592      28,300,599     (10,658,319)    (96,538,197)        916,090       1,152,054
-------------   -------------   -------------   -------------   -------------   -------------
   (9,913,765)    179,741,540      15,688,285    (172,500,214)      7,282,857      63,351,325
-------------   -------------   -------------   -------------   -------------   -------------
  (33,395,231)     97,795,954     (48,547,219)   (351,773,875)     17,402,610     (66,537,656)
=============   =============   =============   =============   =============   =============
$ 222,174,459   $ 255,569,690   $ 143,087,432   $ 191,634,651   $ 243,443,893   $ 226,041,283
=============   =============   =============   =============   =============   =============
$   2,106,741   $   2,558,444   $    (269,306)  $    (148,210)  $   4,936,988   $   9,143,475
-------------   -------------   -------------   -------------   -------------   -------------


                      92 Wells Fargo Equity Gateway Funds


                                             Statements of Changes in Net Assets

                                                                                         EQUITY INCOME FUND
                                                                              ---------------------------------------
                                                                                    For the              For the
                                                                                  Year Ended           Year Ended
                                                                              September 30, 2009   September 30, 2008
                                                                              ------------------   ------------------
SHARES ISSUED AND REDEEMED
   Shares sold - Class A ..................................................          194,758              690,840
   Shares issued in reinvestment of distributions - Class A ...............        1,135,206            2,490,270
   Shares redeemed - Class A ..............................................       (1,381,665)          (1,668,523)
                                                                                  ----------           ----------
   Net increase (decrease) in shares outstanding - Class A ................          (51,701)           1,512,587
                                                                                  ----------           ----------
   Shares sold - Class B ..................................................           11,080               17,422
   Shares issued in reinvestment of distributions - Class B ...............           74,060              304,214
   Shares redeemed - Class B ..............................................         (285,902)            (534,680)
                                                                                  ----------           ----------
   Net increase (decrease) in shares outstanding - Class B ................         (200,762)            (213,044)
                                                                                  ----------           ----------
   Shares sold - Class C ..................................................            9,510               14,262
   Shares issued in reinvestment of distributions - Class C ...............           18,264               52,626
   Shares redeemed - Class C ..............................................          (31,090)             (62,262)
                                                                                  ----------           ----------
   Net increase (decrease) in shares outstanding - Class C ................           (3,316)               4,626
                                                                                  ----------           ----------
   Shares sold - Administrator Class ......................................          709,915              766,559
   Shares issued in reinvestment of distributions - Administrator Class ...          565,615            1,938,057
   Shares redeemed - Administrator Class ..................................       (2,255,918)          (5,412,869)
                                                                                  ----------           ----------
   Net increase (decrease) in shares outstanding - Administrator Class ....         (980,388)          (2,708,253)
                                                                                  ----------           ----------
   Shares sold - Institutional Class ......................................               NA                   NA
   Shares issued in reinvestment of distributions - Institutional Class ...               NA                   NA
   Shares redeemed - Institutional Class ..................................               NA                   NA
                                                                                  ----------           ----------
   Net increase (decrease) in shares outstanding - Institutional Class ....               NA                   NA
                                                                                  ----------           ----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE
   TRANSACTIONS ...........................................................       (1,236,167)          (1,404,084)
                                                                                  ==========           ==========

The accompanying notes are an integral part of these financial statements.

                      Wells Fargo Equity Gateway Funds 93


Statements of Changes in Net Assets

           EQUITY VALUE FUND                         GROWTH EQUITY FUND                     INTERNATIONAL VALUE FUND
---------------------------------------   ---------------------------------------   ---------------------------------------
     For the              For the              For the                For the             For the             For the
    Year Ended           Year Ended           Year Ended           Year Ended           Year Ended           Year Ended
September 30, 2009   September 30, 2008   September 30, 2009   September 30, 2008   September 30, 2009   September 30, 2008
------------------   ------------------   ------------------   ------------------   ------------------   ------------------

       248,013              274,297              153,875              137,307            3,351,004              867,518
         5,069               28,947              754,416              256,509               90,180               60,305
      (256,169)            (216,274)            (414,227)            (427,515)          (4,084,312)            (851,529)
    ----------           ----------           ----------           ----------           ----------           ----------
        (3,087)              86,970              494,064              (33,699)            (643,128)              76,294
    ----------           ----------           ----------           ----------           ----------           ----------
           135               27,655                4,902               17,954                  114               13,642
             5               11,662              149,620               68,518                1,565                4,358
       (61,482)             (87,850)            (132,323)            (175,574)             (32,043)             (68,165)
    ----------           ----------           ----------           ----------           ----------           ----------
       (61,342)             (48,533)              22,199              (89,102)             (30,364)             (50,165)
    ----------           ----------           ----------           ----------           ----------           ----------
         9,591              111,338                3,022                6,183               32,808               17,176
           233                3,246               33,907                9,533                1,676                2,523
       (34,838)             (85,056)             (22,735)             (16,461)             (35,492)             (21,031)
    ----------           ----------           ----------           ----------           ----------           ----------
       (25,014)              29,528               14,194                 (745)              (1,008)              (1,332)
    ----------           ----------           ----------           ----------           ----------           ----------
     5,198,071           17,201,213            2,400,724            1,798,176            6,646,662            6,828,082
       270,942              364,816            4,887,912            2,488,754              798,927              646,092
    (6,444,269)          (7,086,904)          (3,843,668)          (7,719,434)          (5,470,697)          (4,202,645)
    ----------           ----------           ----------           ----------           ----------           ----------
      (975,256)          10,479,125            3,444,968           (3,432,504)           1,974,892            3,271,529
    ----------           ----------           ----------           ----------           ----------           ----------
     1,948,189            1,875,697              323,947            4,164,545              111,504               73,799
       130,062              321,812              336,588            1,203,358                4,047                1,308
    (1,983,963)            (319,720)          (1,533,541)          (9,345,217)             (38,422)             (13,911)
    ----------           ----------           ----------           ----------           ----------           ----------
        94,288            1,877,789             (873,006)          (3,977,314)              77,129               61,196
    ----------           ----------           ----------           ----------           ----------           ----------

      (970,411)          12,424,879            3,102,419           (7,533,364)           1,377,521            3,357,522
    ==========           ==========           ==========           ==========           ==========           ==========

                      94 Wells Fargo Equity Gateway Funds


                                             Statements of Changes in Net Assets

                                                                                                   LARGE CAP APPRECIATION FUND
                                                                                             ---------------------------------------
                                                                                                   For the              For the
                                                                                                 Year Ended           Year Ended
                                                                                             September 30, 2009   September 30, 2008
                                                                                             ------------------   ------------------
DECREASE IN NET ASSETS
   Beginning net assets ..................................................................      $ 96,762,305         $100,598,610
OPERATIONS
   Net investment income (loss) ..........................................................           358,443               18,723
   Net realized gain (loss) on investments ...............................................       (30,847,579)          (3,527,220)
   Net change in unrealized appreciation (depreciation) of investments ...................        18,278,009          (27,401,550)
                                                                                                ------------         ------------
   Net decrease in net assets resulting from operations ..................................       (12,211,127)         (30,910,047)
                                                                                                ------------         ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
      Class A ............................................................................                 0                    0
      Administrator Class ................................................................          (104,014)             (60,633)
      Institutional Class ................................................................           (29,985)             (31,467)
      Investor Class .....................................................................                NA                   NA
   Net realized gains
      Class A ............................................................................                 0           (2,173,626)
      Class B ............................................................................                 0             (245,637)
      Class C ............................................................................                 0              (58,079)
      Administrator Class ................................................................                 0           (3,439,362)
      Institutional Class ................................................................                 0             (634,182)
   Return of capital
      Class A ............................................................................                 0                    0
      Class B ............................................................................                 0                    0
      Class C ............................................................................                 0                    0
      Administrator Class ................................................................                 0                    0
      Investor Class .....................................................................                NA                   NA
                                                                                                ------------         ------------
Total distributions to shareholders ......................................................          (133,999)          (6,642,986)
                                                                                                ------------         ------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A ...................................................         1,317,356           14,059,747
   Reinvestment of distributions - Class A ...............................................                 0            2,139,886
   Cost of shares redeemed - Class A .....................................................       (15,217,910)         (18,340,036)
                                                                                                ------------         ------------
   Net increase (decrease) in net assets resulting from capital share transactions -
      Class A ............................................................................       (13,900,554)          (2,140,403)
                                                                                                ------------         ------------
   Proceeds from shares sold - Class B ...................................................            20,472              477,398
   Reinvestment of distributions - Class B ...............................................                 0              231,905
   Cost of shares redeemed - Class B .....................................................          (674,288)          (1,584,223)
                                                                                                ------------         ------------
   Net decrease in net assets resulting from capital share transactions - Class B ........          (653,816)            (874,920)
                                                                                                ------------         ------------
   Proceeds from shares sold - Class C ...................................................            18,611              260,854
   Reinvestment of distributions - Class C ...............................................                 0               57,159
   Cost of shares redeemed - Class C .....................................................           (84,281)            (362,764)
                                                                                                ------------         ------------
   Net increase (decrease) in net assets resulting from capital share transactions -
      Class C ............................................................................           (65,670)             (44,751)
                                                                                                ------------         ------------
   Proceeds from shares sold - Administrator Class .......................................        10,896,203           69,172,389
   Reinvestment of distributions - Administrator Class ...................................           102,761            3,325,104
   Cost of shares redeemed - Administrator Class .........................................       (26,354,714)         (36,154,430)
                                                                                                ------------         ------------
   Net increase (decrease) in net assets resulting from capital share transactions -
      Administrator Class ................................................................       (15,355,750)          36,343,063
                                                                                                ------------         ------------
   Proceeds from shares sold - Institutional Class .......................................         2,904,887            9,256,747
   Reinvestment of distributions - Institutional Class ...................................            29,985              665,648
   Cost of shares redeemed - Institutional Class .........................................        (3,924,802)          (9,488,656)
                                                                                                ------------         ------------
   Net increase (decrease) in net assets resulting from capital share transactions -
      Institutional Class ................................................................          (989,930)             433,739
                                                                                                ------------         ------------
   Proceeds from shares sold - Investor Class ............................................                NA                   NA
   Reinvestment of distributions - Investor Class ........................................                NA                   NA
   Cost of shares redeemed - Investor Class ..............................................                NA                   NA
                                                                                                ------------         ------------
   Net decrease in net assets resulting from capital share transaction - Investor Class ..                NA                   NA
                                                                                                ------------         ------------
Net increase (decrease) in net assets resulting from capital share transactions - Total ..       (30,965,720)          33,716,728
                                                                                                ------------         ------------
NET DECREASE IN NET ASSETS ...............................................................       (43,310,846)          (3,836,305)
                                                                                                ============         ============
ENDING NET ASSETS ........................................................................      $ 53,451,459         $ 96,762,305
                                                                                                ============         ============
Ending balance of undistributed/overdistributed net investment income (loss) .............      $    216,150         $    (14,440)
                                                                                                ------------         ------------

The accompanying notes are an integral part of these financial statements.

                      Wells Fargo Equity Gateway Funds 95


Statements of Changes in Net Assets

       LARGE COMPANY GROWTH FUND                 SMALL COMPANY GROWTH FUND                  SMALL COMPANY VALUE FUND
---------------------------------------   ---------------------------------------   ---------------------------------------
      For the              For the              For the             For the              For the              For the
    Year Ended           Year Ended           Year Ended           Year Ended           Year Ended           Year Ended
September 30, 2009   September 30, 2008   September 30, 2009   September 30, 2008   September 30, 2009   September 30, 2008
------------------   ------------------   ------------------   ------------------   ------------------   ------------------
  $ 955,083,201       $ 1,971,356,813        $300,313,080        $ 492,337,929        $ 294,052,923        $ 407,917,965
      3,273,313             1,615,572          (1,642,258)          (3,167,109)           1,400,110            1,977,583
    (66,214,156)          116,724,694         (57,860,249)         (72,326,861)        (130,766,587)         (36,236,222)
      5,479,436          (497,246,233)         43,564,137          (51,047,673)          88,865,204          (53,088,176)
  -------------       ---------------        ------------        -------------        -------------        -------------
    (57,461,407)         (378,905,967)        (15,938,370)        (126,541,671)         (40,501,273)         (87,346,815)
  -------------       ---------------        ------------        -------------        -------------        -------------
       (418,303)                    0                   0                    0             (109,667)             (16,108)
     (3,248,031)                    0                   0                    0           (1,703,676)          (1,154,819)
       (443,620)                    0                   0                    0                   NA                   NA
       (181,488)                    0                  NA                   NA                   NA                   NA
              0                     0                   0             (470,886)                   0           (5,705,981)
              0                     0                   0             (103,346)                   0             (967,402)
              0                     0                   0              (42,276)                   0             (350,304)
              0                     0                   0          (63,098,937)                   0          (29,100,468)
              0                     0                  NA                   NA                   NA                   NA
              0                     0                   0              (19,955)                   0                    0
              0                     0                   0               (4,379)                   0                    0
              0                     0                   0               (1,792)                   0                    0
              0                     0                   0           (2,673,956)                   0                    0
              0                     0                  NA                   NA                   NA                   NA
  -------------       ---------------        ------------        -------------        -------------        -------------
     (4,291,442)                    0                   0          (66,415,527)          (1,813,343)         (37,295,082)
  -------------       ---------------        ------------        -------------        -------------        -------------
     16,022,082            91,186,947           3,471,875            1,085,881           17,209,930           30,164,248
        402,250                     0                   0              475,468              105,779            5,632,380
    (45,730,444)         (209,196,498)         (3,709,629)          (1,307,966)         (26,315,226)         (48,123,585)
  -------------       ---------------        ------------        -------------        -------------        -------------

    (29,306,112)         (118,009,551)           (237,754)             253,383           (8,999,517)         (12,326,957)
  -------------       ---------------        ------------        -------------        -------------        -------------
         57,700             1,077,604              17,343              135,196               11,559              116,343
              0                     0                   0               98,709                    0              946,526
     (9,119,255)          (29,470,982)            (42,501)            (331,866)          (1,483,583)          (3,286,991)
  -------------       ---------------        ------------        -------------        -------------        -------------
     (9,061,555)          (28,393,378)            (25,158)             (97,961)          (1,472,024)          (2,224,122)
  -------------       ---------------        ------------        -------------        -------------        -------------
        264,553               253,346             487,731               74,880              143,460              257,330
              0                     0                   0               43,147                    0              320,115
     (1,192,933)           (3,508,914)           (167,885)             (75,936)            (244,079)          (1,482,845)
  -------------       ---------------        ------------        -------------        -------------        -------------

       (928,380)           (3,255,568)            319,846               42,091             (100,619)            (905,400)
  -------------       ---------------        ------------        -------------        -------------        -------------
     19,374,502           200,619,277          91,527,691           38,050,617          105,120,711          156,423,447
      2,763,241                     0                   0           65,145,244            1,698,548           29,796,871
   (218,669,211)         (560,059,404)        (96,511,000)        (164,080,375)        (199,482,833)        (159,986,984)
  -------------       ---------------        ------------        -------------        -------------        -------------

   (196,531,468)         (359,440,127)         (4,983,309)         (60,884,514)         (92,663,574)          26,233,334
  -------------       ---------------        ------------        -------------        -------------        -------------
      9,689,891            24,484,054          17,495,706           77,709,904                   NA                   NA
        400,415                     0                   0                    0                   NA                   NA
    (14,364,799)         (144,794,839)        (64,229,547)         (16,090,578)                  NA                   NA
  -------------       ---------------        ------------        -------------        -------------        -------------

     (4,274,493)         (120,310,785)        (46,733,841)          61,619,326                   NA                   NA
  -------------       ---------------        ------------        -------------        -------------        -------------
      4,195,759             3,702,897                  NA                   NA                   NA                   NA
        176,688                     0                  NA                   NA                   NA                   NA
     (6,254,966)          (11,661,133)                 NA                   NA                   NA                   NA
  -------------       ---------------        ------------        -------------        -------------        -------------
     (1,882,519)           (7,958,236)                 NA                   NA                   NA                   NA
  -------------       ---------------        ------------        -------------        -------------        -------------
   (241,984,527)         (637,367,645)        (51,660,216)             932,325         (103,235,734)          10,776,855
  -------------       ---------------        ------------        -------------        -------------        -------------
   (303,737,376)       (1,016,273,612)        (67,598,586)        (192,024,845)        (145,550,350)        (113,865,042)
  =============       ===============        ============        =============        =============        =============
  $ 651,345,825       $   955,083,201        $232,714,494        $ 300,313,080        $ 148,502,573        $ 294,052,923
  =============       ===============        ============        =============        =============        =============
  $   3,453,267       $     4,386,947        $ (1,130,275)       $    (590,349)       $     689,194        $   1,637,881
  -------------       ---------------        ------------        -------------        -------------        -------------

                      96 Wells Fargo Equity Gateway Funds


                                             Statements of Changes in Net Assets


                                                                                    LARGE CAP APPRECIATION FUND
                                                                              ---------------------------------------
                                                                                    For the              For the
                                                                                  Year Ended           Year Ended
                                                                              September 30, 2009   September 30, 2008
                                                                              ------------------   ------------------
SHARES ISSUED AND REDEEMED
   Shares sold - Class A ..................................................          184,273            1,250,415
   Shares issued in reinvestment of distributions - Class A ...............                0              178,175
   Shares redeemed - Class A ..............................................       (1,929,140)          (1,647,087)
                                                                                  ----------           ----------
   Net increase (decrease) in shares outstanding - Class A ................       (1,744,867)            (218,497)
                                                                                  ----------           ----------
   Shares sold - Class B ..................................................            2,928               43,507
   Shares issued in reinvestment of distributions - Class B ...............                0               20,325
   Shares redeemed - Class B ..............................................         (104,952)            (151,425)
                                                                                  ----------           ----------
   Net decrease in shares outstanding - Class B ...........................         (102,024)             (87,593)
                                                                                  ----------           ----------
   Shares sold - Class C ..................................................            2,851               25,788
   Shares issued in reinvestment of distributions - Class C ...............                0                5,010
   Shares redeemed - Class C ..............................................          (13,691)             (35,735)
                                                                                  ----------           ----------
   Net increase (decrease) in shares outstanding - Class C ................          (10,840)              (4,937)
                                                                                  ----------           ----------
   Shares sold - Administrator Class ......................................        1,584,403            6,306,271
   Shares issued in reinvestment of distributions - Administrator Class ...           15,499              273,693
   Shares redeemed - Administrator Class ..................................       (3,702,094)          (3,252,991)
                                                                                  ----------           ----------
   Net increase (decrease) in shares outstanding - Administrator Class ....       (2,102,192)           3,326,973
                                                                                  ----------           ----------
   Shares sold - Institutional Class ......................................          426,996              812,001
   Shares issued in reinvestment of distributions - Institutional Class ...            4,523               54,670
   Shares redeemed - Institutional Class ..................................         (601,094)            (858,562)
                                                                                  ----------           ----------
   Net increase (decrease) in shares outstanding - Institutional Class ....         (169,575)               8,109
                                                                                  ----------           ----------
   Shares sold - Investor Class ...........................................               NA                   NA
   Shares issued in reinvestment of distributions - Investor Class ........               NA                   NA
   Shares redeemed - Investor Class .......................................               NA                   NA
                                                                                  ----------           ----------
   Net decrease in shares outstanding - Investor Class ....................               NA                   NA
                                                                                  ----------           ----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL
   SHARE TRANSACTIONS .....................................................       (4,129,498)           3,024,055
                                                                                  ==========           ==========

The accompanying notes are an integral part of these financial statements.

                      Wells Fargo Equity Gateway Funds 97


Statements of Changes in Net Assets


       LARGE COMPANY GROWTH FUND                 SMALL COMPANY GROWTH FUND                  SMALL COMPANY VALUE FUND
---------------------------------------   ---------------------------------------   ---------------------------------------
      For the              For the              For the              For the              For the              For the
    Year Ended           Year Ended           Year Ended           Year Ended           Year Ended           Year Ended
September 30, 2009   September 30, 2008   September 30, 2009   September 30, 2008   September 30, 2009   September 30, 2008
------------------   ------------------   ------------------   ------------------   ------------------   ------------------

        426,839           1,699,535              236,699               47,379            2,360,852            2,602,144
         12,189                   0                    0               20,198               15,718              476,892
     (1,191,577)         (3,985,301)            (221,675)             (61,107)          (3,636,336)          (4,089,513)
     ----------         -----------           ----------           ----------          -----------          -----------
       (752,549)         (2,285,766)              15,024                6,470           (1,259,766)          (1,010,477)
     ----------         -----------           ----------           ----------          -----------          -----------
          1,717              22,778                1,341                5,643                1,385                9,302
              0                   0                    0                4,366                    0               84,966
       (284,053)           (632,236)              (3,170)             (16,065)            (212,060)            (293,697)
     ----------         -----------           ----------           ----------          -----------          -----------
       (282,336)           (609,458)              (1,829)              (6,056)            (210,675)            (199,429)
     ----------         -----------           ----------           ----------          -----------          -----------
          7,808               5,465               33,938                3,642               18,364               22,764
              0                   0                    0                1,889                    0               28,762
        (37,915)            (77,497)             (12,861)              (3,522)             (36,791)            (134,179)
     ----------         -----------           ----------           ----------          -----------          -----------
        (30,107)            (72,032)              21,077                2,009              (18,427)             (82,653)
     ----------         -----------           ----------           ----------          -----------          -----------
        555,684           4,008,728            5,500,889            1,730,630           14,724,967           13,481,559
         87,940                   0                    0            2,729,168              250,523            2,485,891
     (6,751,653)        (11,509,799)          (6,361,559)          (7,438,787)         (26,105,135)         (13,432,812)
     ----------         -----------           ----------           ----------          -----------          -----------
     (6,108,029)         (7,501,071)            (860,670)          (2,978,989)         (11,129,645)           2,534,638
     ----------         -----------           ----------           ----------          -----------          -----------
        266,458             467,145            1,292,448            3,722,301                   NA                   NA
         12,744                   0                    0                    0                   NA                   NA
       (415,274)         (2,858,410)          (4,224,496)            (789,757)                  NA                   NA
     ----------         -----------           ----------           ----------          -----------          -----------
       (136,072)         (2,391,265)          (2,932,048)            2,932,544                  NA                   NA
     ----------         -----------           ----------           ----------          -----------          -----------
        118,458              75,868                   NA                   NA                   NA                   NA
          5,678                   0                   NA                   NA                   NA                   NA
       (182,230)           (235,890)                  NA                   NA                   NA                   NA
     ----------         -----------           ----------           ----------          -----------          -----------
        (58,094)           (160,022)                  NA                   NA                   NA                   NA
     ----------         -----------           ----------           ----------          -----------          -----------
     (7,367,187)        (13,019,614)          (3,758,446)             (44,022)         (12,618,513)           1,242,079
     ==========         ===========           ==========           ==========          ===========          ===========

98 Wells Fargo Equity Gateway Funds                         Financial Highlights

                                               Beginning                   Net Realized   Distributions
                                               Net Asset        Net       and Unrealized    from Net       Distributions
                                               Value Per    Investment     Gain (Loss)     Investment        from Net
                                                 Share     Income (Loss)  on Investments     Income      Realized Gains
                                               ---------   -------------  --------------  -------------  ----------------
C&B LARGE CAP VALUE FUND

Class A
October 1, 2008 to September 30, 2009 .......    $ 7.69          0.10(7)          (0.60)        (0.13)          0.00(1)
October 1, 2007 to September 30, 2008 .......    $10.19          0.11(7)          (2.12)        (0.09)         (0.40)
October 1, 2006 to September 30, 2007 .......    $ 9.67          0.09(7)           0.98         (0.11)         (0.44)
October 1, 2005 to September 30, 2006 .......    $ 8.62          0.11              1.16         (0.04)         (0.18)
November 1, 2004(8) to September 30, 2005 ...    $ 8.27          0.05(7)           0.40         (0.03)         (0.07)
July 26, 2004(9) to October 31, 2004 ........    $ 8.01          0.00              0.26          0.00           0.00

Class B
October 1, 2008 to September 30, 2009 .......    $ 7.61          0.05(7)          (0.58)        (0.06)          0.00(1)
October 1, 2007 to September 30, 2008 .......    $10.08          0.04(7)          (2.11)         0.00          (0.40)
October 1, 2006 to September 30, 2007 .......    $ 9.58          0.02(7)           0.96         (0.04)         (0.44)
October 1, 2005 to September 30, 2006 .......    $ 8.56          0.05              1.15          0.00          (0.18)
November 1, 2004(8) to September 30, 2005 ...    $ 8.26         (0.01)(7)          0.40         (0.02)         (0.07)
July 26, 2004(9) to October 31, 2004 ........    $ 8.01         (0.01)             0.26          0.00           0.00

Class C
October 1, 2008 to September 30, 2009 .......    $ 7.60          0.05(7)          (0.57)        (0.06)          0.00(1)
October 1, 2007 to September 30, 2008 .......    $10.08          0.04(7)          (2.11)        (0.01)         (0.40)
October 1, 2006 to September 30, 2007 .......    $ 9.58          0.02(7)           0.96         (0.04)         (0.44)
October 1, 2005 to September 30, 2006 .......    $ 8.56          0.05              1.15          0.00          (0.18)
November 1, 2004(8) to September 30, 2005 ...    $ 8.26         (0.01)(7)          0.40         (0.02)         (0.07)
July 26, 2004(9) to October 31, 2004 ........    $ 8.01         (0.01)             0.26          0.00           0.00

Administrator Class
October 1, 2008 to September 30, 2009 .......    $ 7.70          0.11(7)          (0.60)        (0.15)          0.00(1)
October 1, 2007 to September 30, 2008 .......    $10.22          0.13(7)          (2.13)        (0.12)         (0.40)
October 1, 2006 to September 30, 2007 .......    $ 9.69          0.12(7)           0.98         (0.13)         (0.44)
October 1, 2005 to September 30, 2006 .......    $ 8.64          0.13              1.16         (0.06)         (0.18)
November 1, 2004(8) to September 30, 2005 ...    $ 8.27          0.07(7)           0.41         (0.04)         (0.07)
July 26, 2004(9) to October 31, 2004 ........    $ 8.01          0.01              0.25          0.00           0.00

Institutional Class
October 1, 2008 to September 30, 2009 .......    $ 7.75          0.12(7)          (0.61)        (0.17)          0.00(1)
October 1, 2007 to September 30, 2008 .......    $10.27          0.15(7)          (2.13)        (0.14)         (0.40)
October 1, 2006 to September 30, 2007 .......    $ 9.74          0.15(7)           0.97         (0.15)         (0.44)
October 1, 2005 to September 30, 2006 .......    $ 8.67          0.16              1.17         (0.08)         (0.18)
November 1, 2004(8) to September 30, 2005 ...    $ 8.28          0.09(7)           0.41         (0.04)         (0.07)
July 26, 2004(9) to October 31, 2004 ........    $ 8.01          0.02              0.25          0.00           0.00

--------------
1.    Amount is less than $0.005.

2. Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods of less than one year are not annualized.

3. Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and is calculated by aggregating the results of multiplying the Fund's investment percentage in the respective Master Portfolio by the corresponding Master Portfolio's portfolio turnover rate.

4. Includes net expenses allocated from Master Portfolio(s) in which the Fund invests.

5. Effective July 9, 2007, the investment adviser voluntarily waived expenses to further lower the net operating expense ratios by an additional 0.02% with respect to Class A, Class B and Class C shares of the Fund.

6.    On June 20, 2008, Class D and Class Z were renamed to Investor Class.

7.    Calculated based upon average shares outstanding.

8.    The Fund changed its fiscal year end from October 31 to September 30.

9.    Commencement of class operations.

The accompanying notes are an integral part of these financial statements.

Financial Highlights                         Wells Fargo Equity Gateway Funds 99


                Ending        Ratio to Average Net Assets (Annualized)
   Return      Net Asset    ---------------------------------------------                      Portfolio       Net Assets at
     of        Value Per     Net Investment       Gross            Net           Total         Turnover       End of Period
   Capital       Share        Income (Loss)    Expenses(4)     Expenses(4)     Return(2)        Rate(3)      (000's omitted)
-----------    ----------   ----------------   -----------    -------------    ---------      ----------     ---------------
      0.00      $    7.06            1.66%          1.30%          1.15%          (6.05)%           28%          $   33,784
      0.00      $    7.69            1.20%          1.32%          1.19%         (20.51)%           21%          $   40,157
      0.00      $   10.19            0.94%          1.30%          1.20%          11.20%            24%          $   72,865
      0.00      $    9.67            1.25%          1.30%          1.20%          15.02%            29%          $   57,288
      0.00      $    8.62            0.63%          1.35%          1.20%           5.45%            25%          $   51,719
      0.00      $    8.27            0.18%          1.60%          1.20%           3.25%            30%          $   11,408

      0.00      $    7.02            0.91%          2.04%          1.90%          (6.73)%           28%          $    8,773
      0.00      $    7.61            0.43%          2.07%          1.94%         (21.19)%           21%          $   13,461
      0.00      $   10.08            0.18%          2.05%          1.95%          10.33%            24%          $   25,029
      0.00      $    9.58            0.48%          2.05%          1.95%          14.20%            29%          $   26,082
      0.00      $    8.56           (0.11)%         2.10%          1.95%           4.70%            25%          $   24,296
      0.00      $    8.26           (0.60)%         2.35%          1.95%           3.12%            30%          $    5,790

      0.00      $    7.02            0.90%          2.04%          1.90%          (6.62)%           28%          $    6,852
      0.00      $    7.60            0.44%          2.06%          1.94%         (21.21)%           21%          $    9,424
      0.00      $   10.08            0.19%          2.05%          1.95%          10.34%            24%          $   16,926
      0.00      $    9.58            0.49%          2.05%          1.95%          14.20%            29%          $   15,120
      0.00      $    8.56           (0.12)%         2.10%          1.95%           4.71%            25%          $   13,075
      0.00      $    8.26           (0.58)%         2.35%          1.95%           3.12%            30%          $    2,732

      0.00      $    7.06            1.89%          1.11%          0.95%          (5.83)%           28%          $  222,489
      0.00      $    7.70            1.43%          1.13%          0.95%         (20.42)%           21%          $  260,883
      0.00      $   10.22            1.23%          1.12%          0.95%          11.52%            24%          $  590,511
      0.00      $    9.69            1.48%          1.12%          0.95%          15.24%            29%          $  241,435
      0.00      $    8.64            0.83%          1.13%          0.95%           5.74%            25%          $  201,181
      0.00      $    8.27            0.47%          1.39%          0.95%           3.37%            30%          $    9,627

      0.00      $    7.09            2.11%          0.85%          0.70%          (5.62)%           28%          $   26,582
      0.00      $    7.75            1.68%          0.87%          0.70%         (20.10)%           21%          $   27,494
      0.00      $   10.27            1.45%          0.85%          0.70%          11.69%            24%          $   57,189
      0.00      $    9.74            1.74%          0.85%          0.70%          15.63%            29%          $   70,113
      0.00      $    8.67            1.14%          0.90%          0.70%           6.05%            25%          $   63,303
      0.00      $    8.28            0.91%          1.22%          0.70%           3.37%            30%          $   15,030

100 Wells Fargo Equity Gateway Funds                        Financial Highlights

                                                   Beginning                  Net Realized     Distributions
                                                   Net Asset       Net        and Unrealized      from Net     Distributions
                                                   Value Per    Investment     Gain (Loss)       Investment      from Net
                                                     Share    Income (Loss)   on Investments       Income      Realized Gains
                                                   ---------  -------------   --------------   -------------   --------------
C&B LARGE CAP VALUE FUND (continued)

Investor Class
October 1, 2008 to September 30, 2009 ...........    $  7.68      0.09(7)         (0.59)            (0.14)         0.00(1)
October 1, 2007 to September 30, 2008 ...........    $ 10.19      0.11(7)         (2.13)            (0.09)        (0.40)
October 1, 2006 to September 30, 2007(6) ........    $  9.67      0.10(7)          0.97             (0.11)        (0.44)
October 1, 2005 to September 30, 2006(6) ........    $  8.62      0.11             1.16             (0.04)        (0.18)
November 1, 2004(8) to September 30, 2005(6) ....    $  8.27      0.05(7)          0.40             (0.03)        (0.07)
November 1, 2003 to October 31, 2004(6) .........    $  7.42      0.03             0.85             (0.03)         0.00

DIVERSIFIED EQUITY FUND

Class A
October 1, 2008 to September 30, 2009 ...........    $ 27.70      0.23(7)         (2.30)            (0.26)        (1.96)
October 1, 2007 to September 30, 2008 ...........    $ 42.92      0.27(7)         (9.47)            (0.25)        (5.77)
October 1, 2006 to September 30, 2007 ...........    $ 40.36      0.23(7)          6.33             (0.21)        (3.79)
October 1, 2005 to September 30, 2006 ...........    $ 41.90      0.22(7)          3.31             (0.12)        (4.96)
October 1, 2004 to September 30, 2005 ...........    $ 39.91      0.28(7)          5.22             (0.32)        (3.19)

Class B
October 1, 2008 to September 30, 2009 ...........    $ 26.00      0.08(7)         (2.16)             0.00         (1.96)
October 1, 2007 to September 30, 2008 ...........    $ 40.68      0.01(7)         (8.92)             0.00         (5.77)
October 1, 2006 to September 30, 2007 ...........    $ 38.53     (0.08)(7)         6.02              0.00         (3.79)
October 1, 2005 to September 30, 2006 ...........    $ 40.38     (0.07)(7)         3.18              0.00         (4.96)
October 1, 2004 to September 30, 2005 ...........    $ 38.55     (0.01)(7)         5.03              0.00         (3.19)

Class C
October 1, 2008 to September 30, 2009 ...........    $ 26.53      0.08(7)         (2.20)            (0.02)        (1.96)
October 1, 2007 to September 30, 2008 ...........    $ 41.38      0.02(7)         (9.10)             0.00         (5.77)
October 1, 2006 to September 30, 2007 ...........    $ 39.13     (0.07)(7)         6.11              0.00         (3.79)
October 1, 2005 to September 30, 2006 ...........    $ 40.94     (0.07)(7)         3.22              0.00         (4.96)
October 1, 2004 to September 30, 2005 ...........    $ 39.04     (0.02)(7)         5.11              0.00         (3.19)

Administrator Class
October 1, 2008 to September 30, 2009 ...........    $ 27.79      0.28(7)         (2.32)            (0.32)        (1.96)
October 1, 2007 to September 30, 2008 ...........    $ 43.03      0.36(7)         (9.49)            (0.34)        (5.77)
October 1, 2006 to September 30, 2007 ...........    $ 40.46      0.33(7)          6.33             (0.30)        (3.79)
October 1, 2005 to September 30, 2006 ...........    $ 41.98      0.32(7)          3.33             (0.21)        (4.96)
October 1, 2004 to September 30, 2005 ...........    $ 39.96      0.39(7)          5.22             (0.40)        (3.19)

DIVERSIFIED SMALL CAP FUND

Administrator Class
October 1, 2008 to September 30, 2009 ...........    $ 10.40      0.03(7)         (0.76)             0.00(1)       0.00
October 1, 2007 to September 30, 2008 ...........    $ 14.89      0.01            (2.85)             0.00         (1.62)
October 1, 2006 to September 30, 2007 ...........    $ 14.66     (0.03)            1.96              0.00         (1.70)
October 1, 2005 to September 30, 2006 ...........    $ 14.97     (0.02)            1.01              0.00         (1.30)
October 1, 2004 to September 30, 2005 ...........    $ 13.41     (0.02)            2.63              0.00         (1.05)

EMERGING GROWTH FUND
Class A
October 1, 2008 to September 30, 2009 ...........  $  8.51     (0.07)(7)        (0.51)             0.00          0.00
March 31, 2008(9) to September 30, 2008 .........  $  9.43     (0.05)           (0.87)             0.00          0.00

Class C
October 1, 2008 to September 30, 2009 ...........  $  8.48     (0.12)(7)        (0.51)             0.00          0.00
March 31, 2008(9) to September 30, 2008 .........  $  9.43     (0.09)           (0.86)             0.00          0.00

Administrator Class
October 1, 2008 to September 30, 2009............  $  8.53     (0.05)(7)        (0.40)             0.00          0.00
October 1, 2007 to September 30, 2008 ...........  $ 12.40     (0.07)           (3.70)             0.00         (0.06)
January 31, 2007(9) to September 30, 2007 .......  $ 10.00     (0.06)            2.46              0.00          0.00

The accompanying notes are an integral part of these financial statements.

Financial Highlights                        Wells Fargo Equity Gateway Funds 101


                 Ending        Ratio to Average Net Assets (Annualized)
   Return       Net Asset    --------------------------------------------                 Portfolio     Net Assets at
     of         Value Per     Net Investment       Gross         Net           Total       Turnover     End of Period
  Capital         Share        Income (Loss)    Expenses(4)  Expenses(4)     Return(2)      Rate(3)    (000's omitted)
----------      ---------    ----------------   -----------  -----------     ---------    ---------    ---------------
     0.00       $    7.04       1.62%               1.40%       1.20%           (6.06)%       28%        $    199,654
     0.00       $    7.68       1.20%               1.35%       1.20%          (20.59)%       21%        $    153,917
     0.00       $   10.19       0.95%               1.30%       1.20%           11.20%        24%        $    222,142
     0.00       $    9.67       1.22%               1.30%       1.20%           15.01%        29%        $    163,397
     0.00       $    8.62       0.67%               1.35%       1.20%            5.44%        25%        $    163,464
     0.00       $    8.27       0.40%               1.30%       1.16%           11.88%        30%        $     50,790


     0.00       $   23.41       1.16%               1.43%       1.25%           (5.33)%       48%        $     85,504
     0.00       $   27.70       0.81%               1.42%       1.25%          (24.44)%       37%        $     90,444
     0.00       $   42.92       0.57%               1.43%       1.25%           17.16%        36%        $    131,810
     0.00       $   40.36       0.57%               1.42%       1.25%            9.02%        35%        $    119,122
     0.00       $   41.90       0.69%               1.41%       1.25%           14.27%        42%        $    118,140

     0.00       $   21.96       0.43%               2.18%       1.99%           (6.03)%       48%        $     10,839
     0.00       $   26.00       0.03%               2.17%       2.00%          (25.01)%       37%        $     19,054
     0.00       $   40.68      (0.19)%              2.18%       2.00%           16.24%        36%        $     41,273
     0.00       $   38.53      (0.19)%              2.17%       2.00%            8.21%        35%        $     51,171
     0.00       $   40.38      (0.03)%              2.16%       2.00%           13.44%        42%        $     65,245

     0.00       $   22.43       0.41%               2.17%       2.00%           (6.02)%       48%        $      2,958
     0.00       $   26.53       0.05%               2.15%       2.00%          (25.00)%       37%        $      3,491
     0.00       $   41.38      (0.18)%              2.18%       2.00%           16.25%        36%        $      6,504
     0.00       $   39.13      (0.19)%              2.17%       2.00%            8.20%        35%        $      6,451
     0.00       $   40.94      (0.04)%              2.16%       2.00%           13.45%        42%        $      7,170

     0.00       $   23.47       1.41%               1.25%       1.00%           (5.09)%       48%        $    596,298
     0.00       $   27.79       1.05%               1.24%       1.00%          (24.24)%       37%        $    678,818
     0.00       $   43.03       0.81%               1.25%       1.00%           17.41%        36%        $  1,084,181
     0.00       $   40.46       0.82%               1.24%       1.00%            9.30%        35%        $  1,145,044
     0.00       $   41.98       0.96%               1.15%       1.00%           14.57%        42%        $  1,180,748


     0.00       $    9.67       0.36%               1.32%       1.00%           (7.00)%       61%        $    515,569
    (0.03)      $   10.40       0.06%               1.30%       1.14%          (20.61)%       56%        $    569,169
     0.00       $   14.89      (0.21)%              1.36%       1.20%           13.75%        67%        $    757,352
     0.00       $   14.66      (0.14)%              1.31%       1.20%            6.93%        63%        $    679,774
     0.00       $   14.97      (0.17)%              1.26%       1.19%           20.09%        75%        $    564,318


     0.00       $    7.93      (1.09)%              8.23%       1.45%           (6.82)%      147%        $         44
     0.00       $    8.51      (1.05)%              4.16%       1.45%           (9.76)%      191%        $         14

     0.00       $    7.85      (1.84)%              7.93%       2.20%           (7.43)%      147%        $          8
     0.00       $    8.48      (1.82)%              4.85%       2.20%          (10.07)%      191%        $          9

     0.00       $    8.08      (0.79)%              6.89%       1.20%           (5.28)%      147%        $         17
    (0.04)      $    8.53      (0.76)%              3.87%       1.20%          (30.63)%      191%        $         59
     0.00       $   12.40      (0.80)%             10.20%       1.20%           24.00%       125%        $         18

102 Wells Fargo Equity Gateway Funds                        Financial Highlights

                                                 Beginning                    Net Realized   Distributions
                                                 Net Asset       Net         and Unrealized     from Net     Distributions
                                                 Value Per   Investment       Gain (Loss)      Investment      from Net
                                                   Share    Income (Loss)    on Investments      Income      Realized Gains
                                                 ---------  -------------    --------------  -------------   --------------
EMERGING GROWTH FUND (continued)

Institutional Class
October 1, 2008 to September 30, 2009 ........   $  8.53         (0.04)(7)       (0.49)           0.00            0.00
March 31, 20089 to September 30, 2008 ........   $  9.43         (0.03)          (0.87)           0.00            0.00

Investor Class
October 1, 2008 to September 30, 2009 ........   $  8.49         (0.07)(7)       (0.51)           0.00            0.00
October 1, 2007 to September 30, 2008 ........   $ 12.38         (0.13)          (3.66)           0.00           (0.06)
January 31, 20079 to September 30, 2007 ......   $ 10.00         (0.05)           2.43            0.00            0.00

EQUITY INCOME FUND

Class A
October 1, 2008 to September 30, 2009 ........   $ 16.21          0.25(7)        (2.20)          (0.25)          (1.71)
October 1, 2007 to September 30, 2008 ........   $ 31.80          0.34(7)        (5.78)          (0.31)          (9.84)
October 1, 2006 to September 30, 2007 ........   $ 32.01          0.43(7)         4.15           (0.51)          (4.28)
October 1, 2005 to September 30, 2006 ........   $ 36.21          0.44            2.85           (0.46)          (7.03)
October 1, 2004 to September 30, 2005 ........   $ 34.49          0.52            3.74           (0.52)          (2.02)

Class B
October 1, 2008 to September 30, 2009 ........   $ 16.23          0.18(7)        (2.22)          (0.16)          (1.71)
October 1, 2007 to September 30, 2008 ........   $ 31.77          0.19(7)        (5.78)          (0.11)          (9.84)
October 1, 2006 to September 30, 2007 ........   $ 32.03          0.20(7)         4.14           (0.32)          (4.28)
October 1, 2005 to September 30, 2006 ........   $ 36.23          0.22            2.82           (0.21)          (7.03)
October 1, 2004 to September 30, 2005 ........   $ 34.49          0.25            3.74           (0.23)          (2.02)

Class C
October 1, 2008 to September 30, 2009 ........   $ 17.45          0.19(7)        (2.36)          (0.16)          (1.71)
October 1, 2007 to September 30, 2008 ........   $ 33.37          0.20(7)        (6.18)          (0.10)          (9.84)
October 1, 2006 to September 30, 2007 ........   $ 33.43          0.21(7)         4.33           (0.32)          (4.28)
October 1, 2005 to September 30, 2006 ........   $ 37.49          0.23            2.94           (0.20)          (7.03)
October 1, 2004 to September 30, 2005 ........   $ 35.61          0.27            3.86           (0.23)          (2.02)

Administrator Class
October 1, 2008 to September 30, 2009 ........   $ 16.19          0.29(7)        (2.21)          (0.28)          (1.71)
October 1, 2007 to September 30, 2008 ........   $ 31.77          0.41(7)        (5.78)          (0.37)          (9.84)
October 1, 2006 to September 30, 2007 ........   $ 31.96          0.51(7)         4.14           (0.56)          (4.28)
October 1, 2005 to September 30, 2006 ........   $ 36.17          0.53            2.82           (0.53)          (7.03)
October 1, 2004 to September 30, 2005 ........   $ 34.45          0.62            3.73           (0.61)          (2.02)

EQUITY VALUE FUND

Class A
October 1, 2008 to September 30, 2009 ........   $ 11.79          0.12(7)        (1.03)          (0.12)           0.00(1)
October 1, 2007 to September 30, 2008 ........   $ 17.53          0.17(7)        (4.62)          (0.12)          (1.17)
October 1, 2006 to September 30, 2007 ........   $ 15.12          0.12(7)         2.77           (0.10)          (0.38)
October 1, 2005 to September 30, 2006 ........   $ 13.82          0.09            1.32           (0.08)          (0.03)
October 1, 2004 to September 30, 2005 ........   $ 11.48          0.10(7)         2.31           (0.07)           0.00

Class B
October 1, 2008 to September 30, 2009 ........   $ 11.63          0.06(7)        (1.02)           0.00            0.00(1)
October 1, 2007 to September 30, 2008 ........   $ 17.31          0.06(7)        (4.57)           0.00           (1.17)
October 1, 2006 to September 30, 2007 ........   $ 14.95          0.00(7)         2.74            0.00           (0.38)
October 1, 2005 to September 30, 2006 ........   $ 13.69          0.00            1.29            0.00           (0.03)
October 1, 2004 to September 30, 2005 ........   $ 11.40          0.01(7)         2.28            0.00            0.00

Class C
October 1, 2008 to September 30, 2009 ........   $ 11.61          0.06(7)        (1.02)          (0.02)           0.00(1)
October 1, 2007 to September 30, 2008 ........   $ 17.29          0.05(7)        (4.56)           0.00           (1.17)
October 1, 2006 to September 30, 2007 ........   $ 14.95          0.00(7)         2.74           (0.02)          (0.38)
October 1, 2005 to September 30, 2006 ........   $ 13.69         (0.01)           1.30            0.00           (0.03)
October 1, 2004 to September 30, 2005 ........   $ 11.40          0.01(7)         2.29           (0.01)           0.00

The accompanying notes are an integral part of these financial statements.

Financial Highlights                        Wells Fargo Equity Gateway Funds 103

                Ending         Ratio to Average Net Assets (Annualized)
   Return      Net Asset    -----------------------------------------------                   Portfolio       Net Assets at
     of        Value Per     Net Investment       Gross            Net          Total          Turnover       End of Period
   Capital       Share        Income (Loss)    Expenses(4)     Expenses(4)     Return(2)        Rate(3)      (000's omitted)
-----------    ----------   ----------------   -----------    -------------    ---------      ----------     ---------------
   0.00        $    8.00           (0.58)%         6.74%            0.95%       (6.33)%           147%         $        8
   0.00        $    8.53           (0.56)%         3.64%            0.95%       (9.54)%           191%         $        9

   0.00        $    7.91           (1.11)%         7.23%            1.49%       (6.83)%           147%         $    2,862
  (0.04)       $    8.49           (1.05)%         3.92%            1.49%      (30.84)%           191%         $    3,665
   0.00        $   12.38           (1.12)%         5.86%            1.49%       23.80%            125%         $    3,242


   0.00        $   12.30            2.28%          1.36%            1.10%      (10.07)%            11%         $   84,664
   0.00        $   16.21            1.65%          1.23%            1.10%      (23.58)%             8%         $  112,416
   0.00        $   31.80            1.38%          1.22%            1.10%       15.36%             16%         $  172,385
   0.00        $   32.01            1.43%          1.31%            1.10%       10.73%              7%         $  172,361
   0.00        $   36.21            1.49%          1.22%            1.10%       12.74%             20%         $  185,533

   0.00        $   12.32            1.60%          2.10%            1.85%      (10.78)%            11%         $    4,140
   0.00        $   16.23            0.89%          1.98%            1.85%      (24.15)%             8%         $    8,713
   0.00        $   31.77            0.64%          1.97%            1.85%       14.49%             16%         $   23,822
   0.00        $   32.03            0.69%          2.06%            1.85%        9.88%              7%         $   39,233
   0.00        $   36.23            0.76%          1.97%            1.85%       11.91%             20%         $   59,606

   0.00        $   13.41            1.54%          2.09%            1.84%      (10.78)%            11%         $    1,858
   0.00        $   17.45            0.89%          1.95%            1.85%      (24.14)%             8%         $    2,475
   0.00        $   33.37            0.64%          1.97%            1.85%       14.48%             16%         $    4,579
   0.00        $   33.43            0.69%          2.06%            1.85%        9.90%              7%         $    4,903
   0.00        $   37.49            0.77%          1.97%            1.85%       11.90%             20%         $    6,937

   0.00        $   12.28            2.58%          1.17%            0.85%       (9.86)%            11%         $   35,535
   0.00        $   16.19            1.89%          1.05%            0.85%      (23.36)%             8%         $   62,713
   0.00        $   31.77            1.64%          1.04%            0.85%       15.65%             16%         $  209,112
   0.00        $   31.96            1.70%          1.13%            0.85%       10.98%              7%         $  530,585
   0.00        $   36.17            1.75%          0.96%            0.85%       13.04%             20%         $  756,225


   0.00        $   10.76            1.28%          1.37%            1.25%       (7.48)%           142%         $    4,408
   0.00        $   11.79            1.14%          1.36%            1.25%      (27.24)%           152%         $    4,868
   0.00        $   17.53            0.73%          1.35%            1.25%       19.50%            108%         $    5,714
   0.00        $   15.12            0.71%          1.52%            1.25%       10.23%            107%         $    4,537
   0.00        $   13.82            0.80%          2.48%            1.25%       21.06%            145%         $    3,796

   0.00        $   10.67            0.66%          2.13%            2.00%       (8.25)%           142%         $      724
   0.00        $   11.63            0.39%          2.11%            2.00%      (27.77)%           152%         $    1,502
   0.00        $   17.31           (0.01)%         2.10%            2.00%       18.61%            108%         $    3,077
   0.00        $   14.95           (0.04)%         2.27%            2.00%        9.43%            107%         $    2,682
   0.00        $   13.69            0.07%          3.25%            2.00%       20.09%            145%         $    2,245

   0.00        $   10.63            0.63%          2.13%            2.00%       (8.18)%           142%         $      647
   0.00        $   11.61            0.38%          2.10%            2.00%      (27.80)%           152%         $      997
   0.00        $   17.29           (0.01)%         2.10%            2.00%       18.60%            108%         $      974
   0.00        $   14.95           (0.03)%         2.27%            2.00%        9.43%            107%         $      417
   0.00        $   13.69            0.06%          3.26%            2.00%       20.20%            145%         $      430

104  Wells Fargo Equity Gateway Funds                       Financial Highlights

                                                              Beginning                 Net Realized  Distributions
                                                              Net Asset       Net      and Unrealized  from Net      Distributions
                                                              Value Per   Investment    Gain (Loss)   Investment       from Net
                                                                Share    Income (Loss) on Investments   Income       Realized Gains
                                                              ---------  ------------  -------------- -------------  --------------
EQUITY VALUE FUND (continued)

Administrator Class
October 1, 2008 to September 30, 2009 ....................     $ 12.01        0.15(7)        (1.06)      (0.16)              0.00(1)
October 1, 2007 to September 30, 2008 ....................     $ 17.82        0.20(7)        (4.70)      (0.14)             (1.17)
October 1, 2006 to September 30, 2007 ....................     $ 15.36        0.16(7)         2.82       (0.14)             (0.38)
October 1, 2005 to September 30, 2006 ....................     $ 13.96        0.14            1.33       (0.04)             (0.03)
October 1, 2004 to September 30, 2005 ....................     $ 11.51        0.08(7)         2.38       (0.01)              0.00

Institutional Class
October 1, 2008 to September 30, 2009 ....................     $ 12.03        0.17(7)        (1.06)      (0.19)              0.00(1)
October 1, 2007 to September 30, 2008 ....................     $ 17.84        0.24(7)        (4.70)      (0.18)             (1.17)
October 1, 2006 to September 30, 2007 ....................     $ 15.36        0.19(7)         2.82       (0.15)             (0.38)
August 31, 2006(9) to September 30, 2006 .................     $ 15.17        0.01            0.18        0.00               0.00

GROWTH EQUITY FUND

Class A
October 1, 2008 to September 30, 2009 ....................     $ 18.14        0.04(7)        (2.38)      (0.05)             (5.43)
October 1, 2007 to September 30, 2008 ....................     $ 29.88        0.06(7)        (6.35)      (0.05)             (5.40)
October 1, 2006 to September 30, 2007 ....................     $ 28.42        0.01(7)         4.78        0.00              (3.33)
October 1, 2005 to September 30, 2006 ....................     $ 30.80        0.01(7)         2.24        0.00              (4.63)
October 1, 2004 to September 30, 2005 ....................     $ 27.70        0.04(7)         4.63        0.00              (1.57)

Class B
October 1, 2008 to September 30, 2009 ....................     $ 15.29       (0.02)(7)       (2.30)       0.00              (5.43)
October 1, 2007 to September 30, 2008 ....................     $ 26.18       (0.10)(7)       (5.39)       0.00              (5.40)
October 1, 2006 to September 30, 2007 ....................     $ 25.45       (0.18)(7)        4.24        0.00              (3.33)
October 1, 2005 to September 30, 2006 ....................     $ 28.23       (0.19)(7)        2.04        0.00              (4.63)
October 1, 2004 to September 30, 2005 ....................     $ 25.69       (0.16)(7)        4.27        0.00              (1.57)

Class C
October 1, 2008 to September 30, 2009 ....................     $ 16.31       (0.02)(7)       (2.33)       0.00              (5.43)
October 1, 2007 to September 30, 2008 ....................     $ 27.55       (0.10)(7)       (5.74)       0.00              (5.40)
October 1, 2006 to September 30, 2007 ....................     $ 26.63       (0.19)(7)        4.44        0.00              (3.33)
October 1, 2005 to September 30, 2006 ....................     $ 29.32       (0.19)(7)        2.13        0.00              (4.63)
October 1, 2004 to September 30, 2005 ....................     $ 26.61       (0.17)(7)        4.45        0.00              (1.57)

Administrator Class
October 1, 2008 to September 30, 2009 ....................     $ 18.54        0.07(7)        (2.41)      (0.07)             (5.43)
October 1, 2007 to September 30, 2008 ....................     $ 30.40        0.11(7)        (6.46)      (0.11)             (5.40)
October 1, 2006 to September 30, 2007 ....................     $ 28.84        0.07(7)         4.86       (0.04)             (3.33)
October 1, 2005 to September 30, 2006 ....................     $ 31.17        0.07(7)         2.29       (0.06)             (4.63)
October 1, 2004 to September 30, 2005 ....................     $ 27.97        0.12(7)         4.68       (0.03)             (1.57)

Institutional Class
October 1, 2008 to September 30, 2009 ....................     $ 18.56        0.10(7)        (2.41)      (0.11)             (5.43)
October 1, 2007 to September 30, 2008 ....................     $ 30.43        0.11(7)        (6.42)      (0.16)             (5.40)
October 1, 2006 to September 30, 2007 ....................     $ 28.86        0.14(7)         4.86       (0.10)             (3.33)
October 1, 2005 to September 30, 2006 ....................     $ 31.19        0.13(7)         2.29       (0.12)             (4.63)
April 11, 2005(9) to September 30, 2005 ..................     $ 28.50        0.03(7)         2.66        0.00               0.00

INTERNATIONAL VALUE FUND

Class A
October 1, 2008 to September 30, 2009 ....................     $ 12.66        0.23(7)         0.22       (0.44)              0.00
October 1, 2007 to September 30, 2008 ....................     $ 20.21        0.51(7)        (7.24)      (0.36)             (0.46)
October 1, 2006 to September 30, 2007 ....................     $ 16.75        0.48(7)         3.07       (0.08)             (0.01)
October 1, 2005 to September 30, 2006 ....................     $ 14.13        0.35(7)         2.32        0.00              (0.05)
October 1, 2004 to September 30, 2005 ....................     $ 11.94        0.11            2.68       (0.23)             (0.37)

The accompanying notes are an integral part of these financial statements.

Financial Highlights            Wells Fargo Equity Gateway Funds 105

                Ending         Ratio to Average Net Assets (Annualized)
   Return      Net Asset    -----------------------------------------------                   Portfolio       Net Assets at
     of        Value Per     Net Investment       Gross            Net          Total          Turnover       End of Period
   Capital       Share        Income (Loss)    Expenses(4)     Expenses(4)     Return(2)        Rate(3)      (000's omitted)
-----------    ----------   ----------------   -----------    -------------    ---------      ----------     ---------------
     0.00      $  10.94              1.58%        1.19%            1.00%        (7.24)%           142%       $      156,382
     0.00      $  12.01              1.37%        1.16%            1.00%       (27.05)%           152%       $      183,379
     0.00      $  17.82              0.98%        1.17%            1.00%        19.80%            108%       $       85,370
     0.00      $  15.36              0.96%        1.34%            1.00%        10.60%            107%       $       71,801
     0.00      $  13.96              0.67%        2.04%            1.00%        21.40%            145%       $       63,194

     0.00      $  10.95              1.82%        0.93%            0.75%        (7.13)%           142%       $       60,014
     0.00      $  12.03              1.63%        0.91%            0.75%       (26.84)%           152%       $       64,824
     0.00      $  17.84              1.13%        0.90%            0.75%        20.01%            108%       $       62,639
     0.00      $  15.36              0.82%        0.97%            0.65%         1.25%            107%       $           10

     0.00      $  10.32              0.49%        1.66%            1.50%        (2.74)%            58%       $       16,635
     0.00      $  18.14              0.27%        1.62%            1.50%       (24.89)%            38%       $       20,281
     0.00      $  29.88              0.05%        1.60%            1.50%        17.92%             42%       $       34,409
     0.00      $  28.42              0.02%        1.57%            1.49%         7.80%             39%       $       26,448
     0.00      $  30.80              0.15%        1.60%            1.50%        17.27%             50%       $       22,769

     0.00      $   7.54             (0.27)%       2.40%            2.25%        (3.51)%            58%       $        1,591
     0.00      $  15.29             (0.52)%       2.37%            2.25%       (25.41)%            38%       $        2,886
     0.00      $  26.18             (0.73)%       2.35%            2.25%        17.06%             42%       $        7,276
     0.00      $  25.45             (0.75)%       2.32%            2.24%         7.01%             39%       $        7,941
     0.00      $  28.23             (0.60)%       2.35%            2.25%        16.40%             50%       $        8,811

     0.00      $   8.53             (0.28)%       2.40%            2.25%        (3.43)%            58%       $          485
     0.00      $  16.31             (0.48)%       2.35%            2.25%       (25.42)%            38%       $          697
     0.00      $  27.55             (0.70)%       2.35%            2.25%        17.01%             42%       $        1,198
     0.00      $  26.63             (0.71)%       2.33%            2.24%         7.03%             39%       $          989
     0.00      $  29.32             (0.62)%       2.35%            2.25%        16.47%             50%       $          844

     0.00      $  10.70              0.73%        1.48%            1.25%        (2.54)%            58%       $      120,405
     0.00      $  18.54              0.48%        1.44%            1.25%       (24.68)%            38%       $      144,688
     0.00      $  30.40              0.26%        1.42%            1.25%        18.19%             42%       $      341,631
     0.00      $  28.84              0.26%        1.40%            1.25%         8.09%             39%       $      383,616
     0.00      $  31.17              0.42%        1.34%            1.25%        17.60%             50%       $      396,865

     0.00      $  10.71              0.96%        1.19%            1.04%        (2.28)%            58%       $        3,971
     0.00      $  18.56              0.40%        1.17%            1.05%       (24.53)%            38%       $       23,084
     0.00      $  30.43              0.49%        1.15%            1.05%        18.44%             42%       $      158,895
     0.00      $  28.86              0.46%        1.12%            1.04%         8.30%             39%       $      140,423
     0.00      $  31.19              0.19%        1.12%            1.05%         9.44%             50%       $      131,489

     0.00      $  12.67              2.28%        1.68%            1.50%         4.82%             41%       $        8,769
     0.00      $  12.66              3.04%        1.74%            1.50%       (34.48)%            23%       $       16,903
     0.00      $  20.21              2.45%        1.64%            1.50%        21.20%             19%       $       25,445
     0.00      $  16.75              2.26%        6.14%            1.41%        18.93%             31%       $        1,900
     0.00      $  14.13              2.21%       33.96%            1.50%        24.00%             14%       $          493

106 Wells Fargo Equity Gateway Funds            Financial Highlights

                                                 Beginning                     Net Realized     Distributions
                                                 Net Asset       Net          and Unrealized      from Net       Distributions
                                                 Value Per    Investment       Gain (Loss)       Investment        from Net
                                                   Share        Income        on Investments       Income        Realized Gains
                                                -----------   ----------   -------------------- -------------   ---------------
INTERNATIONAL VALUE FUND (continued)

Class B
October 1, 2008 to September 30, 2009 .......    $ 12.42       0.14(7)             0.25          (0.24)              0.00
October 1, 2007 to September 30, 2008 .......    $ 19.82       0.38(7)            (7.11)         (0.21)             (0.46)
October 1, 2006 to September 30, 2007 .......    $ 16.55       0.27(7)             3.09          (0.08)             (0.01)
October 1, 2005 to September 30, 2006 .......    $ 14.09       0.24(7)             2.27           0.00              (0.05)
April 11, 2005(9) to September 30, 2005 .....    $ 13.27       0.05                0.77           0.00               0.00

Class C
October 1, 2008 to September 30, 2009 .......    $ 12.44       0.15(7)             0.23          (0.31)              0.00
October 1, 2007 to September 30, 2008 .......    $ 19.90       0.38(7)            (7.13)         (0.25)             (0.46)
October 1, 2006 to September 30, 2007 .......    $ 16.54       0.30(7)             3.07           0.00              (0.01)
October 1, 2005 to September 30, 2006 .......    $ 14.09       0.21(7)             2.29           0.00              (0.05)
April 11, 2005(9) to September 30, 2005 .....    $ 13.27       0.05                0.77           0.00               0.00

Administrator Class
October 1, 2008 to September 30, 2009 .......    $ 12.69       0.25(7)             0.20          (0.46)              0.00
October 1, 2007 to September 30, 2008 .......    $ 20.23       0.58(7)            (7.27)         (0.39)             (0.46)
October 1, 2006 to September 30, 2007 .......    $ 16.65       0.44(7)             3.15           0.00              (0.01)
October 1, 2005 to September 30, 2006 .......    $ 14.15       0.32(7)             2.34          (0.11)             (0.05)
April 11, 2005(9) to September 30, 2005 .....    $ 13.27       0.18                0.70           0.00               0.00

Institutional Class
October 1, 2008 to September 30, 2009 .......    $ 12.72       0.28(7)             0.20          (0.49)              0.00
October 1, 2007 to September 30, 2008 .......    $ 20.28       0.62(7)            (7.31)         (0.41)             (0.46)
October 1, 2006 to September 30, 2007 .......    $ 16.67       0.46(7)             3.16           0.00              (0.01)
August 31, 2006(9) to September 30, 2006 ....    $ 16.52       0.01(7)             0.14           0.00               0.00

LARGE CAP APPRECIATION FUND

Class A
October 1, 2008 to September 30, 2009 .......    $  8.82       0.03(7)            (1.00)          0.00               0.00
October 1, 2007 to September 30, 2008 .......    $ 12.75      (0.01)(7)           (3.08)          0.00              (0.84)
October 1, 2006 to September 30, 2007 .......    $ 11.31       0.00(7)             2.28          (0.01)             (0.83)
October 1, 2005 to September 30, 2006 .......    $ 11.54       0.01(7)             0.38           0.00              (0.62)
October 1, 2004 to September 30, 2005 .......    $  9.80       0.03(7)             1.87          (0.04)             (0.12)

Class B
October 1, 2008 to September 30, 2009 .......    $  8.34      (0.02)(7)           (0.97)          0.00               0.00
October 1, 2007 to September 30, 2008 .......    $ 12.18      (0.09)(7)           (2.91)          0.00              (0.84)
October 1, 2006 to September 30, 2007 .......    $ 10.91      (0.08)(7)            2.18           0.00              (0.83)
October 1, 2005 to September 30, 2006 .......    $ 11.22      (0.07)(7)            0.38           0.00              (0.62)
October 1, 2004 to September 30, 2005 .......    $  9.57      (0.05)(7)            1.82           0.00              (0.12)

Class C
October 1, 2008 to September 30, 2009 .......    $  8.34      (0.02)(7)           (0.97)          0.00               0.00
October 1, 2007 to September 30, 2008 .......    $ 12.18      (0.09)(7)           (2.91)          0.00              (0.84)
October 1, 2006 to September 30, 2007 .......    $ 10.91      (0.08)(7)            2.18           0.00              (0.83)
October 1, 2005 to September 30, 2006 .......    $ 11.23      (0.07)(7)            0.37           0.00              (0.62)
October 1, 2004 to September 30, 2005 .......    $  9.58      (0.05)(7)            1.82           0.00              (0.12)

Administrator Class
October 1, 2008 to September 30, 2009 .......    $  8.93       0.04(7)            (1.02)         (0.01)              0.00
October 1, 2007 to September 30, 2008 .......    $ 12.89       0.01(7)            (3.12)         (0.01)             (0.84)
October 1, 2006 to September 30, 2007 .......    $ 11.42       0.03(7)             2.31          (0.04)             (0.83)
October 1, 2005 to September 30, 2006 .......    $ 11.64       0.05(7)             0.37          (0.02)             (0.62)
October 1, 2004 to September 30, 2005 .......    $  9.87       0.06(7)             1.87          (0.04)             (0.12)

Institutional Class
October 1, 2008 to September 30, 2009 .......    $  8.96       0.06(7)            (1.03)         (0.04)              0.00
October 1, 2007 to September 30, 2008 .......    $ 12.91       0.04(7)            (3.11)         (0.04)             (0.84)
October 1, 2006 to September 30, 2007 .......    $ 11.43       0.06(7)             2.30          (0.05)             (0.83)
August 31, 2006(9) to September 30, 2006 ....    $ 11.18       0.01(7)             0.24           0.00               0.00

The accompanying notes are an integral part of these financial statements.

Financial Highlights                        Wells Fargo Equity Gateway Funds 107


                Ending         Ratio to Average Net Assets (Annualized)
   Return      Net Asset    -----------------------------------------------                   Portfolio       Net Assets at
     of        Value Per     Net Investment       Gross            Net          Total          Turnover       End of Period
   Capital       Share        Income (Loss)    Expenses(4)     Expenses(4)     Return(2)        Rate(3)      (000's omitted)
-----------    ----------   ----------------   -----------    -------------    ---------      ----------     ---------------
    0.00         $12.57            1.39%           2.44%          2.25%           3.82%             41%          $     581
    0.00         $12.42            2.24%           2.49%          2.25%         (34.97)%            23%          $     951
    0.00         $19.82            1.43%           2.40%          2.25%          20.32%             19%          $   2,512
    0.00         $16.55            1.52%           6.84%          2.19%          17.85%             31%          $   1,110
    0.00         $14.09            1.66%          20.77%          2.23%           6.18%             14%          $     184

    0.00         $12.51            1.56%           2.43%          2.25%           3.90%             41%          $     791
    0.00         $12.44            2.29%           2.46%          2.25%         (34.99)%            23%          $     799
    0.00         $19.90            1.54%           2.40%          2.25%          20.36%             19%          $   1,305
    0.00         $16.54            1.38%           6.29%          2.14%          17.78%             31%          $     312
    0.00         $14.09            1.84%          20.85%          2.23%           6.18%             14%          $      59

    0.00         $12.68            2.50%           1.50%          1.25%           4.89%             41%          $ 231,537
    0.00         $12.69            3.50%           1.56%          1.25%         (34.30)%            23%          $ 206,603
    0.00         $20.23            2.29%           1.47%          1.25%          21.55%             19%          $ 263,305
    0.00         $16.65            1.94%           1.61%          1.24%          18.98%             31%          $ 138,269
    0.00         $14.15            3.07%          20.19%          1.25%           6.63%             14%          $     207

    0.00         $12.71            2.79%           1.23%          1.05%           5.15%             41%          $   1,766
    0.00         $12.72            3.83%           1.29%          1.05%         (34.22)%            23%          $     786
    0.00         $20.28            2.40%           1.20%          1.05%          21.70%             19%          $      12
    0.00         $16.67            1.08%           1.24%          0.94%           0.91%             31%          $      10


    0.00         $ 7.85            0.46%           1.53%          1.11%         (11.00)%           144%          $   5,686
    0.00         $ 8.82           (0.13)%          1.40%          1.23%(5)      (26.01)%           151%          $  21,785
    0.00         $12.75            0.01%           1.37%          1.23%(5)       21.27%            145%          $  34,270
    0.00         $11.31            0.12%           1.42%          1.25%           3.43%            155%          $  36,400
    0.00         $11.54            0.27%           1.42%          1.25%          19.52%            133%          $  32,048

    0.00         $ 7.35           (0.29)%          2.28%          1.91%         (11.87)%           144%          $     835
    0.00         $ 8.34           (0.87)%          2.15%          1.98%(5)      (26.51)%           151%          $   1,797
    0.00         $12.18           (0.73)%          2.12%          1.98%(5)       20.36%            145%          $   3,692
    0.00         $10.91           (0.63)%          2.17%          2.00%           2.79%            155%          $   3,802
    0.00         $11.22           (0.51)%          2.17%          2.00%          18.60%            133%          $   2,732

    0.00         $ 7.35           (0.34)%          2.29%          1.94%         (11.87)%           144%          $     361
    0.00         $ 8.34           (0.87)%          2.13%          1.98%(5)      (26.51)%           151%          $     500
    0.00         $12.18           (0.74)%          2.12%          1.98%(5)       20.36%            145%          $     791
    0.00         $10.91           (0.63)%          2.17%          2.00%           2.69%            155%          $     879
    0.00         $11.23           (0.44)%          2.17%          2.00%          18.58%            133%          $     771

    0.00         $ 7.94            0.62%           1.33%          0.97%         (10.89)%           144%          $  42,148
    0.00         $ 8.93            0.09%           1.18%          1.00%         (25.87)%           151%          $  66,176
    0.00         $12.89            0.25%           1.19%          1.00%          21.64%            145%          $  52,580
    0.00         $11.42            0.45%           1.24%          1.00%           3.70%            155%          $  50,711
    0.00         $11.64            0.56%           1.16%          1.00%          19.70%            133%          $  18,060

    0.00         $ 7.95            0.91%           1.09%          0.70%         (10.70)%           144%          $   4,421
    0.00         $ 8.96            0.40%           0.95%          0.70%         (25.60)%           151%          $   6,504
    0.00         $12.91            0.52%           0.90%          0.70%          21.90%            145%          $   9,266
    0.00         $11.43            0.62%           0.91%          0.62%           2.24%            155%          $      10

108 Wells Fargo Equity Gateway Funds                        Financial Highlights

                                                 Beginning                  Net Realized   Distributions
                                                 Net Asset       Net       and Unrealized    from Net     Distributions
                                                 Value Per   Investment     Gain (Loss)     Investment      from Net
                                                   Share    Income (Loss)  on Investments     Income       Realized Gains
                                                 ---------  -------------  --------------  -------------  ---------------
LARGE COMPANY GROWTH FUND

Class A
October 1, 2008 to September 30, 2009 ........     $45.16       0.15(7)         1.14         (0.08)           0.00
October 1, 2007 to September 30, 2008 ........     $58.65      (0.02)(7)      (13.47)         0.00            0.00
October 1, 2006 to September 30, 2007 ........     $50.04      (0.03)(7)        8.64          0.00            0.00
October 1, 2005 to September 30, 2006 ........     $49.67      (0.22)(7)        0.66         (0.07)           0.00
October 1, 2004 to September 30, 2005 ........     $44.97       0.06(7)         4.64          0.00            0.00

Class B
October 1, 2008 to September 30, 2009 ........     $39.76      (0.11)(7)        0.97          0.00            0.00
October 1, 2007 to September 30, 2008 ........     $51.98      (0.38)(7)      (11.84)         0.00            0.00
October 1, 2006 to September 30, 2007 ........     $44.69      (0.40)(7)        7.69          0.00            0.00
October 1, 2005 to September 30, 2006 ........     $44.64      (0.54)(7)        0.59          0.00            0.00
October 1, 2004 to September 30, 2005 ........     $40.72      (0.23)(7)        4.15          0.00            0.00

Class C
October 1, 2008 to September 30, 2009 ........     $39.85      (0.11)(7)        0.98          0.00            0.00
October 1, 2007 to September 30, 2008 ........     $52.09      (0.37)(7)      (11.87)         0.00            0.00
October 1, 2006 to September 30, 2007 ........     $44.77      (0.39)(7)        7.71          0.00            0.00
October 1, 2005 to September 30, 2006 ........     $44.72      (0.54)(7)        0.59          0.00            0.00
October 1, 2004 to September 30, 2005 ........     $40.80      (0.20)(7)        4.12          0.00            0.00

Administrator Class
October 1, 2008 to September 30, 2009 ........     $43.25       0.23(7)         1.03         (0.28)           0.00
October 1, 2007 to September 30, 2008 ........     $56.01       0.10(7)       (12.86)         0.00            0.00
October 1, 2006 to September 30, 2007 ........     $47.67       0.09(7)         8.25          0.00            0.00
October 1, 2005 to September 30, 2006 ........     $47.24      (0.09)(7)        0.63         (0.11)           0.00
October 1, 2004 to September 30, 2005 ........     $42.73       0.21(7)         4.37         (0.07)           0.00

Institutional Class
October 1, 2008 to September 30, 2009 ........     $43.49       0.31(7)         0.99         (0.49)           0.00
October 1, 2007 to September 30, 2008 ........     $56.23       0.20(7)       (12.94)         0.00            0.00
October 1, 2006 to September 30, 2007 ........     $47.76       0.25(7)         8.22          0.00            0.00
October 1, 2005 to September 30, 2006 ........     $47.27       0.00            0.64         (0.15)           0.00
October 1, 2004 to September 30, 2005 ........     $42.75       0.24(7)         4.44         (0.16)           0.00

Investor Class
October 1, 2008 to September 30, 2009 ........     $42.63       0.12(7)         1.06         (0.11)           0.00
October 1, 2007 to September 30, 2008(6) .....     $55.40      (0.07)(7)      (12.70)         0.00            0.00
October 1, 2006 to September 30, 2007(6) .....     $47.35      (0.11)(7)        8.16          0.00            0.00
October 1, 2005 to September 30, 2006(6) .....     $47.14      (0.29)(7)        0.63         (0.13)           0.00
April 11, 2005(9) to September 30, 2005(6) ...     $42.80      (0.17)(7)        4.51          0.00            0.00

SMALL COMPANY GROWTH FUND

Class A
October 1, 2008 to September 30, 2009 ........     $18.38      (0.17)(7)        0.35          0.00            0.00
October 1, 2007 to September 30, 2008 ........     $30.20      (0.24)(7)       (7.24)         0.00           (4.17)
October 1, 2006 to September 30, 2007 ........     $30.50      (0.29)(7)        5.04          0.00           (5.05)
October 1, 2005 to September 30, 2006 ........     $30.87      (0.28)(7)        2.22          0.00           (2.31)
October 1, 2004 to September 30, 2005 ........     $26.78      (0.29)(7)        4.55          0.00           (0.17)

Class B
October 1, 2008 to September 30, 2009 ........     $17.55      (0.25)(7)        0.28          0.00            0.00
October 1, 2007 to September 30, 2008 ........     $29.24      (0.40)(7)       (6.95)         0.00           (4.17)
October 1, 2006 to September 30, 2007 ........     $29.87      (0.50)(7)        4.92          0.00           (5.05)
October 1, 2005 to September 30, 2006 ........     $30.51      (0.48)(7)        2.15          0.00           (2.31)
October 1, 2004 to September 30, 2005 ........     $26.66      (0.50)(7)        4.52          0.00           (0.17)

The accompanying notes are an integral part of these financial statements.

Financial Highlights                        Wells Fargo Equity Gateway Funds 109

                 Ending        Ratio to Average Net Assets (Annualized)
   Return      Net Asset    -----------------------------------------------                   Portfolio       Net Assets at
     of        Value Per     Net Investment       Gross            Net           Total         Turnover       End of Period
   Capital       Share        Income (Loss)    Expenses(4)     Expenses(4)     Return(2)        Rate(3)      (000's omitted)
-----------    ----------   ----------------   -----------    -------------    ---------      ----------     ---------------
    0.00         $46.37            0.41%          1.23%            1.18%          2.94%            13%         $   219,750
    0.00         $45.16           (0.03)%         1.27%            1.20%        (23.00)%            7%         $   247,981
    0.00         $58.65           (0.05)%         1.31%            1.20%         17.21%            10%         $   456,116
    0.00         $50.04           (0.44)%         1.22%            1.20%          0.87%             6%         $   484,767
    0.00         $49.67            0.12%          1.27%            1.20%         10.45%            18%         $   524,323

    0.00         $40.62           (0.33)%         1.99%            1.93%          2.16%            13%         $    11,758
    0.00         $39.76           (0.81)%         2.05%            1.95%        (23.51)%            7%         $    22,732
    0.00         $51.98           (0.83)%         2.06%            1.95%         16.31%            10%         $    61,402
    0.00         $44.69           (1.20)%         1.97%            1.95%          0.11%             6%         $   104,320
    0.00         $44.64           (0.53)%         2.02%            1.95%          9.63%            18%         $   187,895

    0.00         $40.72           (0.34)%         1.99%            1.93%          2.18%            13%         $     5,230
    0.00         $39.85           (0.80)%         2.05%            1.95%        (23.50)%            7%         $     6,319
    0.00         $52.09           (0.81)%         2.06%            1.95%         16.35%            10%         $    12,012
    0.00         $44.77           (1.20)%         1.97%            1.95%          0.11%             6%         $    14,451
    0.00         $44.72           (0.46)%         2.02%            1.95%          9.61%            18%         $    21,211

    0.00         $44.23            0.66%          1.06%            0.94%          3.19%            13%         $   305,097
    0.00         $43.25            0.20%          1.12%            0.95%        (22.78)%            7%         $   562,568
    0.00         $56.01            0.18%          1.13%            0.95%         17.50%            10%         $ 1,148,716
    0.00         $47.67           (0.20)%         1.04%            0.95%          1.12%             6%         $ 1,481,399
    0.00         $47.24            0.46%          1.01%            0.95%         10.73%            18%         $ 1,850,677

    0.00         $44.30            0.85%          0.78%            0.72%          3.44%            13%         $    40,977
    0.00         $43.49            0.40%          0.85%            0.75%        (22.66)%            7%         $    46,143
    0.00         $56.23            0.48%          0.86%            0.75%         17.73%            10%         $   194,138
    0.00         $47.76            0.01%          0.77%            0.75%          1.34%             6%         $   109,216
    0.00         $47.27            0.53%          0.82%            0.75%         10.96%            18%         $   104,469

    0.00         $43.70            0.33%          1.34%            1.25%          2.89%            13%         $    68,534
    0.00         $42.63           (0.14)%         1.44%            1.30%        (23.05)%            7%         $    69,340
    0.00         $55.40           (0.22)%         1.48%            1.37%         17.00%            10%         $    98,973
    0.00         $47.35           (0.61)%         1.39%            1.37%          0.71%             6%         $   104,803
    0.00         $47.14           (0.77)%         1.43%            1.37%         10.14%            18%         $   124,645


    0.00         $18.56           (1.13)%         1.54%            1.44%          0.92%           169%         $     2,408
   (0.17)        $18.38           (1.09)%         1.53%            1.45%        (27.91)%          150%         $     2,109
    0.00         $30.20           (1.00)%         1.52%            1.45%         17.07%           138%         $     3,270
    0.00         $30.50           (0.89)%         1.52%            1.45%          6.52%           125%         $     3,208
    0.00         $30.87           (1.00)%         1.54%            1.45%         15.95%           142%         $     2,317

    0.00         $17.58           (1.85)%         2.29%            2.19%          0.17%           169%         $       312
   (0.17)        $17.55           (1.85)%         2.28%            2.20%        (28.45)%          150%         $       344
    0.00         $29.24           (1.76)%         2.27%            2.20%         16.22%           138%         $       750
    0.00         $29.87           (1.58)%         2.27%            2.20%          5.66%           125%         $       899
    0.00         $30.51           (1.75)%         2.29%            2.20%         15.12%           142%         $       554

110 Wells Fargo Equity Gateway Funds                        Financial Highlights

                                               Beginning                  Net Realized   Distributions
                                               Net Asset       Net       and Unrealized    from Net      Distributions
                                               Value Per   Investment     Gain (Loss)     Investment       from Net
                                                 Share    Income (Loss)  on Investments     Income       Realized Gains
                                               ---------  -------------  --------------  -------------  ---------------
SMALL COMPANY GROWTH FUND (continued)

Class C
October 1, 2008 to September 30, 2009 ......    $17.73       (0.26)(7)       0.30            0.00             0.00
October 1, 2007 to September 30, 2008 ......    $29.49       (0.39)(7)      (7.03)           0.00            (4.17)
October 1, 2006 to September 30, 2007 ......    $30.08       (0.50)(7)       4.96            0.00            (5.05)
October 1, 2005 to September 30, 2006 ......    $30.69       (0.48)(7)       2.18            0.00            (2.31)
October 1, 2004 to September 30, 2005 ......    $26.82       (0.50)(7)       4.54            0.00            (0.17)

Administrator Class
October 1, 2008 to September 30, 2009 ......    $18.68       (0.12)(7)       0.34            0.00             0.00
October 1, 2007 to September 30, 2008 ......    $30.54       (0.19)(7)      (7.33)           0.00            (4.17)
October 1, 2006 to September 30, 2007 ......    $30.73       (0.22)(7)       5.08            0.00            (5.05)
October 1, 2005 to September 30, 2006 ......    $31.01       (0.18)(7)       2.21            0.00            (2.31)
October 1, 2004 to September 30, 2005 ......    $26.83       (0.21)(7)       4.56            0.00            (0.17)

Institutional Class
October 1, 2008 to September 30, 2009 ......    $18.70       (0.08)(7)       0.32            0.00             0.00
March 31, 2008(9) to September 30, 2008 ....    $20.18       (0.05)(7)      (1.43)           0.00             0.00

SMALL COMPANY VALUE FUND

Class A
October 1, 2008 to September 30, 2009 ......    $10.55        0.04(7)       (0.71)          (0.04)            0.00
October 1, 2007 to September 30, 2008 ......    $15.35        0.05(7)       (3.36)           0.00            (1.49)
October 1, 2006 to September 30, 2007 ......    $15.55        0.00(7)        0.96            0.00            (1.16)
October 1, 2005 to September 30, 2006 ......    $15.95        0.01(7)        0.92           (0.01)           (1.32)
October 1, 2004 to September 30, 2005 ......    $13.66        0.00           3.17            0.00            (0.88)

Class B
October 1, 2008 to September 30, 2009 ......    $ 9.89       (0.01)(7)      (0.68)           0.00             0.00
October 1, 2007 to September 30, 2008 ......    $14.59       (0.04)(7)      (3.17)           0.00            (1.49)
October 1, 2006 to September 30, 2007 ......    $14.94       (0.12)(7)       0.93            0.00            (1.16)
October 1, 2005 to September 30, 2006 ......    $15.48       (0.11)(7)       0.89            0.00            (1.32)
October 1, 2004 to September 30, 2005 ......    $13.38       (0.07)          3.05            0.00            (0.88)

Class C
October 1, 2008 to September 30, 2009 ......    $ 9.89       (0.02)(7)      (0.67)           0.00             0.00
October 1, 2007 to September 30, 2008 ......    $14.59       (0.04)(7)      (3.17)           0.00            (1.49)
October 1, 2006 to September 30, 2007 ......    $14.94       (0.12)(7)       0.93            0.00            (1.16)
October 1, 2005 to September 30, 2006 ......    $15.48       (0.11)(7)       0.89            0.00            (1.32)
October 1, 2004 to September 30, 2005 ......    $13.37       (0.04)          3.03            0.00            (0.88)

Administrator Class
October 1, 2008 to September 30, 2009 ......    $10.69        0.06(7)       (0.74)          (0.07)            0.00
October 1, 2007 to September 30, 2008 ......    $15.54        0.08(7)       (3.39)          (0.05)           (1.49)
October 1, 2006 to September 30, 2007 ......    $15.69        0.04(7)        0.98           (0.01)           (1.16)
October 1, 2005 to September 30, 2006 ......    $16.08        0.04(7)        0.92           (0.03)           (1.32)
October 1, 2004 to September 30, 2005 ......    $13.74        0.02           3.20            0.00            (0.88)

The accompanying notes are an integral part of these financial statements.

Financial Highlights                        Wells Fargo Equity Gateway Funds 111

                 Ending        Ratio to Average Net Assets (Annualized)
   Return      Net Asset    -----------------------------------------------                   Portfolio       Net Assets at
     of        Value Per     Net Investment       Gross            Net           Total         Turnover       End of Period
   Capital       Share        Income (Loss)    Expenses(4)     Expenses(4)     Return(2)        Rate(3)      (000's omitted)
-----------    ----------   ----------------   -----------    -------------    ---------      ----------     ---------------
     0.00         $17.77          (1.87)%          2.29%            2.19%         0.23%           169%          $      605
    (0.17)        $17.73          (1.85)%          2.23%            2.20%       (28.44)%          150%          $      231
     0.00         $29.49          (1.74)%          2.27%            2.20%        16.24%           138%          $      324
     0.00         $30.08          (1.58)%          2.27%            2.20%         5.73%           125%          $      213
     0.00         $30.69          (1.73)%          2.29%            2.20%        15.10%           142%          $       77

     0.00         $18.90          (0.85)%          1.35%            1.19%         1.18%           169%          $  229,380
    (0.17)        $18.68          (0.84)%          1.34%            1.20%       (27.70)%          150%          $  242,802
     0.00         $30.54          (0.75)%          1.34%            1.20%        17.34%           138%          $  487,994
     0.00         $30.73          (0.58)%          1.33%            1.20%         6.80%           125%          $  518,506
     0.00         $31.01          (0.74)%          1.31%            1.20%        16.26%           142%          $  523,190

     0.00         $18.94          (0.57)%          1.09%            0.95%         1.39%           169%          $        9
     0.00         $18.70          (0.59)%          1.08%            0.95%        (7.33)%          150%          $   54,827


     0.00         $ 9.84           0.55%           1.55%            1.45%        (6.14)%           99%          $   20,202
     0.00         $10.55           0.42%           1.52%            1.45%       (22.58)%           82%          $   34,964
     0.00         $15.35          (0.02)%          1.55%            1.45%         5.95%            69%          $   66,379
     0.00         $15.55           0.04%           1.44%            1.41%         6.06%           114%          $   81,432
     0.00         $15.95           0.10%           1.44%            1.35%        23.97%            70%          $   72,680

     0.00         $ 9.20          (0.20)%          2.30%            2.20%        (6.88)%           99%          $    2,792
     0.00         $ 9.89          (0.33)%          2.31%            2.20%       (23.16)%           82%          $    5,086
     0.00         $14.59          (0.77)%          2.30%            2.20%         5.15%            69%          $   10,413
     0.00         $14.94          (0.71)%          2.18%            2.15%         5.24%           114%          $   13,463
     0.00         $15.48          (0.70)%          2.21%            2.12%        23.01%            70%          $   15,802

     0.00         $ 9.20          (0.26)%          2.30%            2.20%        (6.88)%           99%          $    1,437
     0.00         $ 9.89          (0.33)%          2.30%            2.20%       (23.15)%           82%          $    1,728
     0.00         $14.59          (0.77)%          2.30%            2.20%         5.15%            69%          $    3,754
     0.00         $14.94          (0.71)%          2.18%            2.15%         5.24%           114%          $    4,711
     0.00         $15.48          (0.67)%          2.20%            2.11%        23.11%            70%          $    4,847

     0.00         $ 9.94           0.85%           1.37%            1.20%        (6.06)%           99%          $  124,072
     0.00         $10.69           0.71%           1.38%            1.20%       (22.33)%           82%          $  252,275
     0.00         $15.54           0.26%           1.37%            1.20%         6.28%            69%          $  327,372
     0.00         $15.69           0.26%           1.27%            1.19%         6.26%           114%          $  272,787
     0.00         $16.08           0.33%           1.22%            1.12%        24.21%            70%          $  140,337

112 Wells Fargo Equity Gateway Funds               Notes to Financial Statements

1. ORGANIZATION

Wells Fargo Funds Trust (the "Trust") is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). These financial statements report on the following funds: Wells Fargo Advantage C&B Large Cap Value Fund ("C&B Large Cap Value Fund"), Wells Fargo Advantage Diversified Equity Fund ("Diversified Equity Fund"), Wells Fargo Advantage Diversified Small Cap Fund ("Diversified Small Cap Fund"), Wells Fargo Advantage Emerging Growth Fund ("Emerging Growth Fund"), Wells Fargo Advantage Equity Income Fund ("Equity Income Fund"), Wells Fargo Advantage Equity Value Fund ("Equity Value Fund"), Wells Fargo Advantage Growth Equity Fund ("Growth Equity Fund"), Wells Fargo Advantage International Value Fund ("International Value Fund"), Wells Fargo Advantage Large Cap Appreciation Fund ("Large Cap Appreciation Fund"), Wells Fargo Advantage Large Company Growth Fund ("Large Company Growth Fund"), Wells Fargo Advantage Small Company Growth Fund ("Small Company Growth Fund") and Wells Fargo Advantage Small Company Value Fund ("Small Company Value Fund")(each, a "Fund", collectively, the "Funds"). Each Fund is a diversified series of the Trust, a Delaware statutory trust organized on November 8, 1999.

The Funds each seek to achieve its investment objective by investing all investable assets in one or more separate diversified portfolios (each, a "Master Portfolio", collectively, the "Master Portfolios") of Wells Fargo Master Trust, a registered open-end investment management company. Each Master Portfolio directly acquires portfolio securities, and a Fund investing in a Master Portfolio acquires an indirect interest in those securities. Each Fund accounts for its investment in the Master Portfolios as partnership investments and records daily its share of the Master Portfolio's income, expense and realized and unrealized gains and losses. The financial statements of Master Portfolios for the year ended September 30, 2009 are included in this report and should be read in conjunction with each Fund's financial statements. As of September 30, 2009 the Funds own the following percentages of the Master Portfolio(s):


                                               C&B Large  Diversified  Diversified  Emerging  Equity  Equity
                                               Cap Value    Equity        Small      Growth   Income  Value
                                                 Fund        Fund       Cap Fund      Fund     Fund   Fund
                                               ---------  -----------  -----------  --------  ------  ------
C&B LARGE CAP VALUE PORTFOLIO                     78%           9%          NA         NA       NA      NA
DISCIPLINED GROWTH PORTFOLIO                      NA           39%          NA         NA       NA      NA
EMERGING GROWTH PORTFOLIO                         NA            9%          68%         3%      NA      NA
EQUITY INCOME PORTFOLIO                           NA           22%          NA         NA       48%     NA
EQUITY VALUE PORTFOLIO                            NA           11%          NA         NA       NA      43%
INDEX PORTFOLIO                                   NA            9%          NA         NA       NA      NA
INTERNATIONAL CORE PORTFOLIO                      NA           36%          NA         NA       NA      NA
INTERNATIONAL GROWTH PORTFOLIO                    NA           17%          NA         NA       NA      NA
INTERNATIONAL INDEX PORTFOLIO                     NA           36%          NA         NA       NA      NA
INTERNATIONAL VALUE PORTFOLIO                     NA            8%          NA         NA       NA      NA
LARGE CAP APPRECIATION PORTFOLIO                  NA           18%          NA         NA       NA      NA
LARGE COMPANY GROWTH PORTFOLIO                    NA           12%          NA         NA       NA      NA
SMALL CAP INDEX PORTFOLIO                         NA           10%          71%        NA       NA      NA
SMALL COMPANY GROWTH PORTFOLIO                    NA            4%          29%        NA       NA      NA
SMALL COMPANY VALUE PORTFOLIO                     NA            1%           7%        NA       NA      NA
STRATEGIC SMALL CAP VALUE PORTFOLIO               NA           10%          71%        NA       NA      NA

Notes to Financial Statements               Wells Fargo Equity Gateway Funds 113


                                               Growth  International    Large Cap      Large       Small        Small
                                               Equity      Value      Appreciation    Company     Company      Company
                                                Fund       Fund           Fund      Growth Fund  Growth Fund  Value Fund
                                               ------  -------------  ------------  -----------  -----------  -----------
DISCIPLINED GROWTH PORTFOLIO                     8%         NA             NA            NA          NA           NA
EMERGING GROWTH PORTFOLIO                        7%         NA             NA            NA          NA           NA
INTERNATIONAL CORE PORTFOLIO                    15%         NA             NA            NA          NA           NA
INTERNATIONAL GROWTH PORTFOLIO                   7%         NA             NA            NA          NA           NA
INTERNATIONAL INDEX PORTFOLIO                   15%         NA             NA            NA          NA           NA
INTERNATIONAL VALUE PORTFOLIO                    3%         77%            NA            NA          NA           NA
LARGE CAP APPRECIATION PORTFOLIO                NA          NA             56%           NA          NA           NA
LARGE COMPANY GROWTH PORTFOLIO                   4%         NA             NA            66%         NA           NA
SMALL CAP INDEX PORTFOLIO                        7%         NA             NA            NA          NA           NA
SMALL COMPANY GROWTH PORTFOLIO                   3%         NA             NA            NA          59%          NA
SMALL COMPANY VALUE PORTFOLIO                    1%         NA             NA            NA          NA           67%
STRATEGIC SMALL CAP VALUE PORTFOLIO              7%         NA             NA            NA          NA           NA

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Fund, are in conformity with U.S. Generally Accepted Accounting Principles ("GAAP") which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Management has considered the circumstances under which the Funds should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through November 25, 2009 which represents the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

SECURITIES VALUATION

Investments in the Master Portfolios are valued daily based upon each Fund's proportionate share of each Master Portfolio's net assets, which are also valued daily. Securities held in the Master Portfolios are valued as discussed in the Notes to Financial Statements of the Master Portfolios, which are included elsewhere in this report.

The valuation techniques used by the Funds to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis in the Master Portfolios. Realized gains or losses in the Master Portfolios are reported on the basis of identified cost of securities delivered.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily using the effective interest method by each Master Portfolio. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status. Dividend income in each Master Portfolio is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Master Portfolio is informed of the ex-dividend date. Dividend income from foreign securities in each Master Portfolio is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Each Fund records daily its proportionate share of each Master Portfolio's interest and dividend income.

DISTRIBUTIONS TO SHAREHOLDERS

Net investment income, if any, is declared and distributed to shareholders annually, with the exception of the Equity Income Fund, for which net investment income, if any, is declared and distributed quarterly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that

114 Wells Fargo Equity Gateway Funds               Notes to Financial Statements

these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications. At September 30, 2009, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statements of Assets and Liabilities:


                                                                          Accumulated
                                      Undistributed/Overdistributed  Net Realized Loss on     Paid-in
                                       Net Investment Income/(Loss)        Investments        Capital
                                      -----------------------------  --------------------  ------------
C&B LARGE CAP VALUE FUND                        $  31,157                  $ (31,157)       $         0
DIVERSIFIED EQUITY FUND                          (524,014)                   523,920                 94
DIVERSIFIED SMALL CAP FUND                       (624,803)                   625,140               (337)
EMERGING GROWTH FUND                               34,214                       (998)           (33,216)
EQUITY INCOME FUND                                  2,533                     (2,533)                 0
EQUITY VALUE FUND                                 (92,723)                    92,723                  0
GROWTH EQUITY FUND                                 51,308                    (51,272)               (36)
INTERNATIONAL VALUE FUND                         (613,371)                   613,371                  0
LARGE CAP APPRECIATION FUND                         6,146                     (6,146)                 0
LARGE COMPANY GROWTH FUND                          84,449                  5,133,382         (5,217,831)
SMALL COMPANY GROWTH FUND                       1,102,332                    613,938         (1,716,270)
SMALL COMPANY VALUE FUND                         (535,454)                   668,533           (133,079)

FEDERAL AND OTHER TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

Each Fund's income and federal excise tax returns and all financial records supporting those returns for the prior three tax years are subject to examination by the federal and Delaware revenue authorities.

At September 30, 2009, estimated net capital loss carryforwards, which are available to offset future net realized capital gains, were as follows:


                                                                    Expiration
                                          ---------------------------------------------------------------
                                              2010         2011        2012         2013         2017
                                          -----------  -----------  -----------  -----------  -----------
C&B LARGE CAP VALUE FUND                  $         0  $         0  $         0  $         0  $34,537,147
DIVERSIFIED EQUITY FUND                             0            0            0            0   14,512,759
DIVERSIFIED SMALL CAP FUND                          0            0            0            0   43,561,868
EMERGING GROWTH FUND                                0            0            0            0    1,791,248
EQUITY INCOME FUND                                  0            0            0            0    1,563,842
EQUITY VALUE FUND                                   0            0            0            0   47,811,417
INTERNATIONAL VALUE FUND                            0            0            0            0    8,318,503
LARGE CAP APPRECIATION FUND                         0            0            0            0   13,782,120
LARGE COMPANY GROWTH FUND                  26,227,519   45,522,537   46,100,191   10,507,524   14,566,675
SMALL COMPANY GROWTH FUND                           0            0            0            0   89,085,896
SMALL COMPANY VALUE FUND                            0            0            0            0   51,843,877

Notes to Financial Statements               Wells Fargo Equity Gateway Funds 115

At September 30, 2009, current year deferred post-October capital losses, which will be treated as realized for tax purposes on the first day of the succeeding year were:

                                                                                     Deferred Post-October
                                                                                          Capital Loss
                                                                                     ---------------------
C&B LARGE CAP VALUE FUND                                                                  $41,754,353
DIVERSIFIED EQUITY FUND                                                                    66,842,530
DIVERSIFIED SMALL CAP FUND                                                                 75,562,220
EMERGING GROWTH FUND                                                                          768,625
EQUITY INCOME FUND                                                                             69,162
EQUITY VALUE FUND                                                                          53,879,683
GROWTH EQUITY FUND                                                                         10,475,517
INTERNATIONAL VALUE FUND                                                                   21,588,220
LARGE CAP APPRECIATION FUND                                                                20,988,855
LARGE COMPANY GROWTH FUND                                                                  47,560,671
SMALL COMPANY GROWTH FUND                                                                  54,259,669
SMALL COMPANY VALUE FUND                                                                   75,607,387

CLASS ALLOCATIONS

The separate classes of shares offered by each Fund differ principally in applicable sales charges, distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

3. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

ADVISORY FEES

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management.

For each Fund that invests all of its assets in a single Master Portfolio, Funds Management does not currently receive investment advisory fees. For each Fund that invests in multiple Master Portfolios, Funds Management is the adviser and is entitled to receive an investment advisory fee of 0.25% of each Fund's average daily net assets for providing such advisory services, including the determination of the asset allocations of each Fund's investments in the various Master Portfolios. Funds Management also acts as adviser to the Master Portfolios and is entitled to receive fees from the Master Portfolios for those services.

Each Fund that invests its assets in one or more Master Portfolios may withdraw all of its investments from its corresponding Master Portfolio(s) and invest directly in securities at any time if the Board of Trustees determines that it is in the best interest of the Fund to do so. Upon such redemption and subsequent direct investment in a portfolio of securities, Funds Management (and the corresponding subadviser, if any) may receive an investment advisory fee for the direct management of those assets.

ADMINISTRATION AND TRANSFER AGENT FEES

The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer

116 Wells Fargo Equity Gateway Funds               Notes to Financial Statements

agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive the following annual fees:


                                                                       Administration Fees
                                                      Average Daily       (% of Average
                                                       Net Assets       Daily Net Assets)
                                                    -----------------  -------------------
Fund level                                          First $5 billion            0.05%
                                                     Next $5 billion            0.04
                                                    Over $ 10 billion           0.03
Class A                                             All asset levels            0.28
Class B                                             All asset levels            0.28
Class C                                             All asset levels            0.28
Administrator Class                                 All asset levels            0.10
Institutional Class                                 All asset levels            0.08
Investor Class                                      All asset levels            0.38*

* Effective February 1, 2009, the class-level administration fee for Investor Class was reduced by 0.02%. Prior to February 1, 2009, the class-level administration fee for Investor Class was 0.40%.

Funds Management has contractually waived advisory and administration fees during the year ended September 30, 2009 to the extent necessary to maintain certain net operating expense ratios for the Funds. Expenses were waived by Funds Management proportionately from all classes, first from advisory fees, and then from any class specific expenses, if applicable.

DISTRIBUTION FEES

The Trust has adopted a Distribution Plan (the "Plan") for Class B and Class C shares of the applicable Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter of each Fund, at an annual rate of 0.75% of the average daily net assets of each class.

For the year ended September 30, 2009, Wells Fargo Funds Distributor, LLC received the following amounts in front-end sales charges and contingent deferred sales charges.


                                                  Front-end sales  Contingent deferred sales
                                                      charges               charges
                                                      Class A      Class B      Class C
                                                  ---------------  -------  ----------------
C&B Large Cap Value Fund                            $  631,950     $30,631      $ 83
Diversified Equity Fund                              1,126,255      23,967       625
Emerging Growth Fund                                     9,919           0         0
Equity Income Fund                                     474,233       9,503         5
Equity Value Fund                                      553,521       2,446       756
Growth Equity Fund                                     211,702       3,100        27
International Value Fund                                40,620       1,184       359
Large Cap Appreciation Fund                             86,235       1,543         0
Large Company Growth Fund                              701,902      27,126        96
Small Company Growth Fund                              184,323         156       749
Small Company Value Fund                                52,199       5,985        28

SHAREHOLDER SERVICING FEES

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, Administrator Class and Investor Class of each Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo & Company.

Notes to Financial Statements               Wells Fargo Equity Gateway Funds 117

4. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) for the year ended September 30, 2009 were as follows:


                                                  Purchases at Cost*  Sales Proceeds*
                                                  ------------------  ---------------
C&B LARGE CAP VALUE FUND                            $126,048,051       $112,512,861
DIVERSIFIED EQUITY FUND                              314,360,595        377,006,165
DIVERSIFIED SMALL CAP FUND                           351,362,253        396,852,831
EMERGING GROWTH FUND                                   3,654,530          3,787,098
EQUITY INCOME FUND                                    13,803,412         33,498,121
EQUITY VALUE FUND                                    282,729,920        299,810,181
GROWTH EQUITY FUND                                    80,397,245         96,988,415
INTERNATIONAL VALUE FUND                              88,186,304         80,413,390
LARGE CAP APPRECIATION FUND                           78,742,210         95,078,558
LARGE COMPANY GROWTH FUND                             82,485,712        277,282,307
SMALL COMPANY GROWTH FUND                            338,811,701        372,762,014
SMALL COMPANY VALUE FUND                             177,705,675        273,335,515

* Purchases and sales related to these investments have been calculated by aggregating the results of multiplying such Fund's ownership percentage of the respective Master Portfolio by the corresponding Master Portfolio's purchases and sales.

5. ACQUISITION

As of the open of business on July 21, 2008, C&B Large Cap Value Fund (the "Acquiring Fund") acquired all of the assets and assumed all of the liabilities of the Wells Fargo Advantage Value Fund (the "Target Fund") (the "Acquisition"). The Acquiring Fund was deemed to be the accounting survivor in the Acquisition.

The Acquisition was completed pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees of the Trust on November 7, 2007 and by the shareholders of the Target Fund on June 30, 2008. The Acquisition was accomplished through the following steps. In a tax-free exchange, the Acquiring Fund issued 193,259 of its Class A shares (valued at $1,545,491), 58,383 of its Class B shares (valued at $463,080), 41,840 of its
Class C shares (valued at $331,524), 2,073,202 of its Investor Class shares (valued at $16,536,245) and 313,185 of its Administrator Class shares (valued at $2,509,142) in exchange for all of the assets and liabilities of the Target Fund. The aggregate net assets of the Target Fund, representing the aggregate net asset value of the Class A shares, Class B shares, Class C shares, Investor Class shares and Administrator Class shares of the Target Fund, at the close of business on July 18, 2008 were valued at $21,385,482 and were combined with those of the Acquiring Fund. Each Target Fund then liquidated by distributing
(i) Class A shares of the Acquiring Fund pro rata to the Target Fund shareholders holding Class A shares of the Target Fund, (ii) Class B shares of the Acquiring Fund pro rata to the Target Fund shareholders holding Class B shares of the Target Fund, (iii) Class C shares of the Acquiring Fund pro rata to the Target Fund shareholders holding Class C shares of the Target Fund, (iv) Investor Class shares of the Acquiring Fund pro rata to the Target Fund shareholders holding Investor Class shares of the Target Fund, and (v) Administrator Class shares of the Acquiring Fund pro rata to the Target Fund shareholders holding Administrator Class shares of the Target Fund. As a result, the Target Fund shareholders received shares of their specified class of the Acquiring Fund with a total value equal to the value of their Target Fund shares at the close of business on July 18, 2008. The Acquiring Fund then transferred in-kind the assets acquired in the Acquisition to the master portfolio in which it invests all or substantially all of its assets in exchange for interests in the Master Portfolio.

In connection with the Acquisition, the Target Fund was dissolved and terminated as a series of the Trust. The aggregate net assets of the Acquiring Fund immediately after the Acquisition totaled $541,421,180.

6. EXPENSE REDUCTION

Through expense offset arrangements with the Funds' custodian, a portion of the fund expenses may have been reduced.

118 Wells Fargo Equity Gateway Funds               Notes to Financial Statements

7. BANK BORROWINGS

The Trust and Wells Fargo Variable Trust (excluding the money market funds) are parties to a $125,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Pursuant to the agreement entered into on September 8, 2009, interest under the credit agreement is charged to each Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, under the credit agreement, the Funds pay an annual commitment fee equal to 0.15% of the unused balance, which is allocated pro rata. Prior to September 8, 2009, the Funds participated in a $150,000,000 revolving credit agreement with the Bank of New York Mellon and paid interest at a rate equal to the Federal Funds rate plus 0.60% and an annual commitment fee equal to 0.15% of the unused balance, which was allocated on a pro rata basis.

During the year ended September 30, 2009, the Funds had the following borrowing activities:


                                             Average
                                            Borrowings         Weighted
                                           Outstanding  Average Interest Rate  Interest Paid
                                           -----------  ---------------------  -------------
International Value Fund                     $464,000          0.85%              $3,944
Large Cap Appreciation Fund                    81,875          1.12                  917

8. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid for the Funds with a tax year ended May 31, 2009, and May 31, 2008 were as follows:

                                         Ordinary                 Long-Term            Return of         Dividends Paid
                                          Income                 Capital Gain           Capital          on Redemption
                                     2009        2008          2009          2008     2009     2008     2009    2008
                                  ----------  -----------  -----------  ------------  ----  ----------  ----  ----------
C&B LARGE CAP VALUE FUND          $8,256,609  $14,732,450  $     4,006  $ 33,764,615   $0   $        0   $0   $        0
DIVERSIFIED EQUITY FUND            9,458,179   36,595,442   54,590,740   138,597,271    0            0    0            0
DIVERSIFIED SMALL CAP FUND            85,184   28,407,094            0    50,543,642    0    1,846,921    0            0
EMERGING GROWTH FUND                       0       32,049            0             0    0       19,552    0            0
EQUITY INCOME FUND                 3,460,957    4,642,045   18,148,008   109,985,310    0            0    0    9,457,317
EQUITY VALUE FUND                  3,676,695    7,412,847        7,363     4,829,171    0            0    0            0
GROWTH EQUITY FUND                 1,051,886   18,189,184   48,287,907    76,762,223    0            0    0            0
INTERNATIONAL VALUE FUND           8,519,654    6,690,925            0     6,372,163    0            0    0            0
LARGE CAP APPRECIATION FUND          133,999    1,965,574            0     4,677,412    0            0    0            0
LARGE COMPANY GROWTH FUND          4,291,442            0            0             0    0            0    0            0
SMALL COMPANY GROWTH FUND                  0   31,163,183            0    32,552,262    0    2,700,082    0            0
SMALL COMPANY VALUE FUND           1,813,343    6,527,697            0    30,767,385    0            0    0      107,537

As of May 31, 2009, the tax year-end of the Funds, the components of distributable earnings on a tax basis are shown in the table below. The difference between book basis and tax basis appreciation is attributable primarily to the tax deferral of losses on wash sales.


                                                                      Unrealized
                                                     Undistributed    Appreciation   Capital Loss
                                                    Ordinary Income  (Depreciation)  Carryforward*
                                                    ---------------  -------------   -------------
C&B LARGE CAP VALUE FUND                              $ 2,187,106    $(134,884,917)  $ (76,291,500)
DIVERSIFIED EQUITY FUND                                 4,074,772      (70,508,494)    (81,355,289)
DIVERSIFIED SMALL CAP FUND                              1,273,394     (100,807,657)   (119,124,088)
EMERGING GROWTH FUND                                            0           54,819      (2,559,873)

Notes to Financial Statements                         Wells Fargo Equity Gateway Funds 119

                                                                            UNREALIZED
                                  UNDISTRIBUTED       UNDISTRIBUTED        APPRECIATION        CAPITAL LOSS
                                 ORDINARY INCOME      LONG-TERM GAIN      (DEPRECIATION)       CARRYFORWARD*
                                 ---------------      --------------      --------------       -------------
EQUITY INCOME FUND                 $   499,862           $      0         $ (291,052,829)      $  (1,633,004)
EQUITY VALUE FUND                    1,638,109                  0            (13,701,323)       (101,691,100)
GROWTH EQUITY FUND                     524,214             30,525            (13,997,342)        (10,475,517)
INTERNATIONAL VALUE FUND             3,509,280                  0           (100,238,213)        (29,906,723)
LARGE CAP APPRECIATION FUND            176,298                  0             (1,380,562)        (34,770,975)
LARGE COMPANY GROWTH FUND            3,215,178                  0           (112,788,138)       (190,485,117)
SMALL COMPANY GROWTH FUND                    0                  0            (43,161,401)       (143,345,565)
SMALL COMPANY VALUE FUND                     0                  0            (31,987,911)       (127,451,264)

* This amount includes the post-October loss, which will reverse on the first day of the following fiscal year.

9. INDEMNIFICATION

Under the Trust's organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated.

120 Wells Fargo Equity Gateway Funds                  Report of Independent Registered Public Accounting Firm

BOARD OF TRUSTEES AND SHAREHOLDERS OF WELLS FARGO FUNDS TRUST:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Wells Fargo Advantage C&B Large Cap Value Fund, Wells Fargo Advantage Diversified Equity Fund, Wells Fargo Advantage Diversified Small Cap Fund, Wells Fargo Advantage Emerging Growth Fund, Wells Fargo Advantage Equity Income Fund, Wells Fargo Advantage Equity Value Fund, Wells Fargo Advantage Growth Equity Fund, Wells Fargo Advantage International Value Fund, Wells Fargo Advantage Large Cap Appreciation Fund, Wells Fargo Advantage Large Company Growth Fund, Wells Fargo Advantage Small Company Growth Fund and Wells Fargo Advantage Small Company Value Fund (collectively the "Funds"), twelve of the funds constituting the Wells Fargo Funds Trust, as of September 30, 2009, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two year period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included verification of investments owned at September 30, 2009 by examination of the underlying Master Portfolios. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned funds of the Wells Fargo Funds Trust as of September 30, 2009, the results of their operations for the year then ended, changes in their net assets for each of the years in the two year period then ended, and the financial highlights for the periods presented, in conformity with U.S. generally accepted accounting principles.

                                              /s/ KPMG LLP

Philadelphia, Pennsylvania
November 25, 2009

Portfolio of Investments--September 30, 2009                     Wells Fargo Advantage Master Portfolios 121

C&B LARGE CAP VALUE PORTFOLIO

        SHARES    SECURITY NAME                                                                 VALUE
COMMON STOCKS: 97.15%

APPAREL & ACCESSORY STORES: 2.69%
       299,500    Kohl's Corporation+                                                        $  17,086,475
                                                                                             -------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 1.67%
       146,835    VF Corporation                                                                10,635,259
                                                                                             -------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 1.59%
        15,900    NVR Incorporated+<<                                                           10,134,183
                                                                                             -------------

BUSINESS SERVICES: 9.54%
       206,710    Fiserv Incorporated+                                                           9,963,422
       190,100    Manpower Incorporated                                                         10,780,571
       705,800    Microsoft Corporation                                                         18,273,162
       586,400    Omnicom Group Incorporated                                                    21,661,616

                                                                                                60,678,771
                                                                                             -------------

CHEMICALS & ALLIED PRODUCTS: 2.21%
       369,600    International Flavors & Fragrances Incorporated                               14,018,928
                                                                                             -------------

COMMUNICATIONS: 2.72%
       769,600    Vodafone Group plc ADR<<                                                      17,316,000
                                                                                             -------------

COSMETICS, PERSONAL CARE: 5.31%
       401,800    Avon Products Incorporated<<                                                  13,645,128
       263,400    Colgate-Palmolive Company<<                                                   20,092,152

                                                                                                33,737,280
                                                                                             -------------

DEPOSITORY INSTITUTIONS: 6.63%
       657,200    Bank of America Corporation                                                   11,119,824
       271,400    JPMorgan Chase & Company                                                      11,892,748
       363,600    State Street Corporation                                                      19,125,360

                                                                                                42,137,932
                                                                                             -------------

EATING & DRINKING PLACES: 3.46%
       242,100    Darden Restaurants Incorporated                                                8,262,873
       240,700    McDonald's Corporation                                                        13,736,749

                                                                                                21,999,622
                                                                                             -------------

ELECTRIC, GAS & SANITARY SERVICES: 1.94%
       463,400    Republic Services Incorporated                                                12,312,538
                                                                                             -------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT: 8.46%
     1,840,000    Flextronics International Limited+                                            13,726,400
       759,500    General Electric Company                                                      12,470,990
       175,400    Hubbell Incorporated Class B                                                   7,366,800
       547,300    Molex Incorporated Class A                                                    10,283,767
       446,200    Tyco Electronics Limited<<                                                     9,941,336

                                                                                                53,789,293
                                                                                             -------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 1.89%
       281,100    Illinois Tool Works Incorporated                                              12,005,781
                                                                                             -------------

FOOD & KINDRED PRODUCTS: 2.21%
       228,800    Diageo plc ADR                                                                14,068,912
                                                                                             -------------

122 Wells Fargo Advantage Master Portfolios                 Portfolio of Investments--September 30, 2009

C&B LARGE CAP VALUE PORTFOLIO

        SHARES    SECURITY NAME                                                                  VALUE
HEALTHCARE: 2.88%
       300,800    Johnson & Johnson                                                          $  18,315,712
                                                                                             -------------

HEALTH SERVICES: 1.52%
       360,600    Cardinal Health Incorporated                                                   9,664,080
                                                                                             -------------

HOLDING & OTHER INVESTMENT OFFICES: 1.72%
         3,300    Berkshire Hathaway Incorporated Class B+                                      10,965,900
                                                                                             -------------

HOUSEHOLD PRODUCTS, WARES: 3.06%
       362,700    Avery Dennison Corporation                                                    13,060,827
       176,000    Henkel KGaA ADR                                                                6,424,000

                                                                                                19,484,827
                                                                                             -------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 7.86%
       308,400    Diebold Incorporated                                                          10,155,612
       368,200    Dover Corporation                                                             14,271,432
       208,300    Eaton Corporation                                                             11,787,697
       553,100    Pitney Bowes Incorporated                                                     13,744,535

                                                                                                49,959,276
                                                                                             -------------

INSURANCE AGENTS, BROKERS & SERVICE: 2.32%
       523,400    Willis Group Holdings Limited                                                 14,770,348
                                                                                             -------------

INSURANCE CARRIERS: 3.86%
       299,300    Allstate Corporation                                                           9,164,566
       170,300    Axis Capital Holdings Limited                                                  5,139,654
       203,500    Chubb Corporation                                                             10,258,435

                                                                                                24,562,655
                                                                                             -------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
 OPTICAL GOODS: 5.74%
        78,400    Becton Dickinson & Company                                                     5,468,400
     1,213,400    Boston Scientific Corporation+<<                                              12,849,906
       348,000    Quest Diagnostics Incorporated                                                18,162,120

                                                                                                36,480,426
                                                                                             -------------

MEDICAL PRODUCTS: 0.89%
        99,500    Baxter International Incorporated                                              5,672,495
                                                                                             -------------

MISCELLANEOUS MANUFACTURING INDUSTRIES: 1.37%
       252,800    Tyco International Limited<<                                                   8,716,544
                                                                                             -------------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 1.86%
       209,100    United Parcel Service Incorporated Class B                                    11,807,877
                                                                                             -------------

NON-DEPOSITORY CREDIT INSTITUTIONS: 4.14%
       776,200    American Express Company                                                      26,313,180
                                                                                             -------------

PETROLEUM REFINING & RELATED INDUSTRIES: 4.99%
       126,000    Chevron Corporation                                                            8,874,180
       333,400    Exxon Mobil Corporation                                                       22,874,574

                                                                                                31,748,754
                                                                                             -------------
TRAVEL & RECREATION: 2.49%
       475,000    Carnival Corporation                                                          15,808,000
                                                                                             -------------

Portfolio of Investments--September 30, 2009                 Wells Fargo Advantage Master Portfolios 123

C&B LARGE CAP VALUE PORTFOLIO

        SHARES    SECURITY NAME                                                                       VALUE
WHOLESALE TRADE-DURABLE GOODS: 2.13%
       229,700    Kimberly-Clark Corporation                                                      $  13,547,707
                                                                                                  -------------

TOTAL COMMON STOCKS (COST $672,184,023)                                                             617,738,755
                                                                                                  -------------

                                                                                     YIELD
PREFERRED STOCKS: 1.67%
       246,900    Henkel KGaA ADR (Household Products, Wares)                         0.48%(t)       10,592,010
                                                                                                     ----------

TOTAL PREFERRED STOCKS (COST $11,143,238)                                                            10,592,010
                                                                                                     ----------

COLLATERAL FOR SECURITIES LENDING: 7.23%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 1.58%
     2,510,147    AIM STIT-Liquid Assets Portfolio                                    0.27%(s)        2,510,147
     2,510,147    BlackRock Liquidity Funds TempFund Portfolio                        0.21%(s)        2,510,147
     2,510,147    Dreyfus Cash Management Fund Institutional                          0.23%(s)        2,510,147
     2,510,147    DWS Money Market Series Institutional                               0.28%(s)        2,510,147

                                                                                                     10,040,588
                                                                                                     ----------

     PRINCIPAL                                                                         INTEREST RATE   MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS: 5.65%
$    1,222,892    ABN AMRO North America Finance Incorporated                              0.23         10/23/2009     1,222,720
     1,222,892    Allied Irish Banks North America Incorporated++                          0.48         10/07/2009     1,222,794
       804,534    Antalis US Funding Corporation++(p)                                      0.22         10/09/2009       804,495
       965,441    Bank of Ireland                                                          0.53         10/01/2009       965,441
        64,363    Belmont Funding LLC++(p)                                                 0.45         10/02/2009        64,362
        64,363    Belmont Funding LLC++(p)                                                 0.45         10/07/2009        64,358
       804,534    BNP Paribas (Paris)                                                      0.17         10/01/2009       804,534
       128,725    Calcasieu Parish LA+/-ss                                                 0.47         12/01/2027       128,725
       176,998    California Statewide Communities Development Authority+/-ss              0.30         06/01/2028       176,998
       965,441    Cancara Asset Securitization Limited++(p)                                0.27         10/09/2009       965,383
       576,459    Cheyne Finance LLC+++/-####(a)(i)                                        0.00         02/25/2008         9,512
       443,815    Cheyne Finance LLC+++/-####(a)(i)                                        0.00         05/19/2008         7,323
       257,451    Citibank Credit Card Issuance Trust++                                    0.21         10/08/2009       257,440
        85,200    Colorado Housing & Finance Authority+/-ss                                0.40         10/01/2038        85,200
       965,441    Concord Minuteman Capital Company++(p)                                   0.40         10/13/2009       965,312
       257,451    Cook County IL+/-ss                                                      0.70         11/01/2030       257,451
       321,814    Credit Suisse First Boston Repurchase Agreement - 102%
                  Collateralized by Mortgage Backed Securities (Maturity Value
                  $ 324,815)                                                               0.08         10/01/2009       321,814
       965,441    Crown Point Capital Company LLC++(p)                                     0.45         10/09/2009       965,344
       804,534    Danske Bank A/S Copenhagen                                               0.17         10/01/2009       804,534
       579,265    Denver CO City & County School District+/-ss                             0.50         12/15/2037       579,265
       450,539    Dexia Delaware LLC                                                       0.27         10/07/2009       450,519
       160,907    Elysian Funding LLC++(p)                                                 0.45         10/01/2009       160,907
        48,272    Elysian Funding LLC++(p)                                                 0.45         10/07/2009        48,268
     1,126,348    Erasmus Capital Corporation++(p)                                         0.24         10/13/2009     1,126,258
     1,126,348    Fortis Funding LLC++                                                     0.25         10/22/2009     1,126,184
       860,176    Gotham Funding Corporation++(p)                                          0.23         10/13/2009       860,110
       321,814    Greenwich Capital Markets Incorporated Repurchase Agreement - 102%
                  Collateralized by Mortgage Backed (Maturity Value $ 321,815)             0.07         10/01/2009       321,814
     2,026,372    Gryphon Funding Limited(a)(i)                                            0.00         08/05/2010       686,940
        53,099    Henrico County VA Economic Development Authority+/-ss                    0.36         11/01/2042        53,099
       482,721    Houston TX Utility System+/-ss                                           0.50         05/15/2034       482,721
       160,907    Illinois Educational Facilities Authority Revenue+/-ss                   0.35         07/01/2029       160,907
        64,363    Indiana Municipal Power Agency Power Supply System+/-ss                  0.36         01/01/2018        64,363
     1,255,073    Intesa Sanpaolo SpA                                                      0.22         10/14/2009     1,255,073

124 Wells Fargo Advantage Master Portfolios                  Portfolio of Investments--September 30, 2009

C&B LARGE CAP VALUE PORTFOLIO

      PRINCIPAL    SECURITY NAME                                                       INTEREST RATE   MATURITY DATE      VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$       128,725    Irish Life & Permanent plc++                                            0.53%        10/07/2009     $   128,714
        831,567    JPMorgan Chase Repurchase Agreement - 102% Collateralized by
                   Mortgage Backed Securities (Maturity Value $ 831,568)                   0.06         10/01/2009         831,567
         96,544    Kansas City MO Special Obligation+/-ss                                  0.36         04/15/2025          96,544
        277,082    Lloyds TSB Bank plc                                                     0.21         10/30/2009         277,035
        467,756    Manhattan Asset Funding Company++(p)                                    0.15         10/01/2009         467,756
      1,070,030    Massachusetts HEFA+/-ss                                                 0.32         10/01/2034       1,070,030
      1,126,348    Matchpoint Master Trust++(p)                                            0.22         10/16/2009       1,126,245
        138,380    Mississippi State GO+/-ss                                               0.40         11/01/2028         138,380
      1,029,804    Mont Blanc Capital Corporation++(p)                                     0.24         10/14/2009       1,029,715
        122,289    Montgomery County TN Public Building+/-ss                               0.35         02/01/2036         122,289
        482,721    Natexis Banques Populaires                                              0.20         10/01/2009         482,721
         64,363    New Jersey State Turnpike Authority+/-ss                                0.70         01/01/2018          64,363
        804,534    Nieuw Amsterdam Receivables Corporation++(p)                            0.23         10/01/2009         804,534
        204,674    North Dakota Housing Finance Agency+/-ss                                0.36         01/01/2034         204,674
      1,126,348    Romulus Funding Corporation++(p)                                        0.55         10/16/2009       1,126,090
        965,441    Royal Bank of Scotland CT                                               0.23         10/14/2009         965,441
      1,126,348    Salisbury Receivables Company++(p)                                      0.22         10/21/2009       1,126,210
        965,441    Scaldis Capital Limited++(p)                                            0.27         10/16/2009         965,332
      1,126,348    Solitaire Funding LLC++(p)                                              0.26         10/13/2009       1,126,250
        740,171    Surrey Funding Corporation++(p)                                         0.23         10/20/2009         740,082
        965,441    Tasman Funding Incorporated++(p)                                        0.25         10/15/2009         965,347
      1,126,348    Thames Asset Global Securitization #1 Incorporated++(p)                 0.22         10/19/2009       1,126,224
        289,632    Tulsa County OK Industrial Authority Revenue+/-ss                       0.35         07/01/2032         289,632
        997,622    UniCredito Italiano (New York)                                          0.25         10/13/2009         997,622
         96,544    Vermont State Student Assistance Corporation+/-ss                       0.38         12/15/2040          96,544
        723,912    Victoria Finance LLC+++/-####(a)(i)                                     0.17         07/28/2008         332,999
        420,374    Victoria Finance LLC+++/-####(a)(i)                                     0.20         08/07/2008         193,372
        513,666    Victoria Finance LLC+++/-####(a)(i)                                     0.29         04/30/2008         236,286
        833,636    Victoria Finance LLC+++/-####(a)(i)                                     0.30         02/15/2008         383,473
        965,441    Victory Receivables Corporation++(p)                                    0.22         10/07/2009         965,403

                                                                                                                        35,951,042
                                                                                                                       -----------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $47,155,611)                                                              45,991,630
                                                                                                                       -----------

         SHARES                                                                 YIELD
SHORT-TERM INVESTMENTS: 2.12%
     13,510,700    Wells Fargo Advantage Money Market Trust~+++                  0.22(s)       13,510,700
                                                                                            -------------

TOTAL SHORT-TERM INVESTMENTS (COST $13,510,700)                                                13,510,700
                                                                                            -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $743,996,572)*                                               108.17%                  $ 687,833,095
Other Assets and Liabilities, Net                                   (8.17)                    (51,961,855)
                                                                   ------                   -------------
TOTAL NET ASSETS                                                   100.00%                  $ 635,871,240
                                                                   ------                   -------------

Portfolio of Investments--September 30, 2009                       Wells Fargo Advantage Master Portfolios 125

C&B LARGE CAP VALUE PORTFOLIO

---------------

+     Non-income earning securities.

<<    All or a portion of this security is on loan.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

(p)   Asset-backed commercial paper.

+/-   Variable rate investments.

ss These securities are subject to a demand feature which reduces the effective maturity.

#### This security is currently in default with regards to scheduled interest and/or principal payments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)   Illiquid security.

(s)   Rate shown is the 1-day annualized yield at period end.

(t)   Rate shown is the annual yield at period end.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The fund does not pay an investment advisory fee for such investments.

+++ Short-term security of an affiliate of the Fund with a cost of $13,510,700.

* Cost for federal income tax purposes is $757,685,565 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation                $    31,346,065
Gross unrealized depreciation                   (101,198,535)
                                             ---------------
Net unrealized depreciation                  $   (69,852,470)

The accompanying notes are an integral part of these financial statements.

126 Wells Fargo Advantage Master Portfolios             Portfolio of Investments--September 30, 2009

DISCIPLINED GROWTH PORTFOLIO

        SHARES    SECURITY NAME                                                                       VALUE
COMMON STOCKS: 98.45%

AEROSPACE, DEFENSE: 1.52%
        28,115    Raytheon Company                                                                 $  1,348,677
                                                                                                   ------------

APPAREL & ACCESSORY STORES: 2.00%
        83,300    Gap Incorporated                                                                    1,782,620
                                                                                                   ------------

BIOPHARMACEUTICALS: 1.58%
        30,185    Gilead Sciences Incorporated+                                                       1,406,017
                                                                                                   ------------

BIOTECHNOLOGY: 1.82%
        26,875    Amgen Incorporated+                                                                 1,618,681
                                                                                                   ------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 1.74%
        58,095    Home Depot Incorporated                                                             1,547,651
                                                                                                   ------------

BUSINESS SERVICES: 13.02%
        53,445    BMC Software Incorporated+                                                          2,005,791
        86,005    CA Incorporated                                                                     1,891,250
        40,970    Global Payments Incorporated                                                        1,913,299
         9,305    MasterCard Incorporated Class A                                                     1,881,006
        72,360    Oracle Corporation                                                                  1,507,982
        86,005    Red Hat Incorporated+                                                               2,377,178

                                                                                                     11,576,506
                                                                                                   ------------

COMMERCIAL SERVICES: 1.51%
        76,700    SAIC Incorporated+                                                                  1,345,318
                                                                                                   ------------

COMMUNICATIONS: 4.54%
        55,820    American Tower Corporation Class A+                                                 2,031,848
        29,080    Sohu.com Incorporated+<<                                                            2,000,122

                                                                                                      4,031,970
                                                                                                   ------------

COSMETICS, PERSONAL CARE: 2.40%
        27,910    Colgate-Palmolive Company<<                                                         2,128,975
                                                                                                   ------------

E-COMMERCE/SERVICES: 2.01%
        10,800    Priceline.com Incorporated+<<                                                       1,790,856
                                                                                                   ------------

EATING & DRINKING PLACES: 1.94%
        30,185    McDonald's Corporation<<                                                            1,722,658
                                                                                                   ------------

EDUCATIONAL SERVICES: 3.75%
        24,190    Apollo Group Incorporated Class A+                                                  1,782,077
        14,060    ITT Educational Services Incorporated+<<                                            1,552,365

                                                                                                      3,334,442
                                                                                                   ------------

ELECTRIC, GAS & SANITARY SERVICES: 3.50%
       155,675    El Paso Corporation                                                                 1,606,566
        37,215    PG&E Corporation                                                                    1,506,835

                                                                                                      3,113,401
                                                                                                   ------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 5.85%
       193,500    ADC Telecommunications Incorporated+<<                                              1,613,790
        81,355    Cisco Systems Incorporated+                                                         1,915,097
        37,215    QUALCOMM Incorporated                                                               1,673,931

                                                                                                      5,202,818
                                                                                                   ------------

Portfolio of Investments--September 30, 2009                       Wells Fargo Advantage Master Portfolios 127

DISCIPLINED GROWTH PORTFOLIO

    SHARES    SECURITY NAME                                                                           VALUE
FOOD & KINDRED PRODUCTS: 3.79%
    25,535    PepsiCo Incorporated                                                                 $  1,497,883
    34,835    The Coca-Cola Company                                                                   1,870,640

                                                                                                      3,368,523
                                                                                                   ------------

GENERAL MERCHANDISE STORES: 5.76%
    53,445    BJ's Wholesale Club Incorporated+<<                                                     1,935,778
    55,820    Family Dollar Stores Incorporated                                                       1,473,648
    34,835    Wal-Mart Stores Incorporated                                                            1,710,050

                                                                                                      5,119,476
                                                                                                   ------------

HOUSEHOLD PRODUCTS, WARES: 4.28%
    30,185    Church & Dwight Company Incorporated                                                    1,712,697
    48,790    Scotts Miracle-Gro Company                                                              2,095,531

                                                                                                      3,808,228
                                                                                                   ------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 9.62%
    23,155    3M Company                                                                              1,708,839
    12,610    Apple Incorporated+                                                                     2,337,516
    51,170    Hewlett-Packard Company                                                                 2,415,736
    17,470    International Business Machines Corporation                                             2,089,587

                                                                                                      8,551,678
                                                                                                   ------------

INSURANCE AGENTS, BROKERS & SERVICE: 1.85%
    76,700    UnumProvident Corporation                                                               1,644,448
                                                                                                   ------------

MEDICAL EQUIPMENT & SUPPLIES: 2.28%
    51,995    St. Jude Medical Incorporated+                                                          2,028,325
                                                                                                   ------------

MEDICAL MANAGEMENT SERVICES: 2.44%
    27,910    Express Scripts Incorporated+                                                           2,165,258
                                                                                                   ------------

MEDICAL PRODUCTS: 1.94%
    30,185    Baxter International Incorporated                                                       1,720,847
                                                                                                   ------------

METAL MINING: 1.95%
    25,220    Freeport-McMoRan Copper & Gold Incorporated Class B<<                                   1,730,344
                                                                                                   ------------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 1.55%
    35,870    Con-way Incorporated                                                                    1,374,538
                                                                                                   ------------

OIL & GAS EXTRACTION: 4.28%
    97,580    EXCO Resources Incorporated                                                             1,823,770
    46,515    Newfield Exploration Company+                                                           1,979,678

                                                                                                      3,803,448
                                                                                                   ------------
PAPER & ALLIED PRODUCTS: 1.57%
    53,445    Pactiv Corporation+                                                                     1,392,242
                                                                                                   ------------
PHARMACEUTICALS: 3.83%
    33,905    Abbott Laboratories                                                                     1,677,280
    76,700    Bristol-Myers Squibb Company                                                            1,727,284

                                                                                                      3,404,564
                                                                                                   ------------

128 Wells Fargo Advantage Master Portfolios                  Portfolio of Investments--September 30, 2009

DISCIPLINED GROWTH PORTFOLIO

    SHARES    SECURITY NAME                                                              VALUE
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 4.20%
    83,625    Charles Schwab Corporation                                              $   1,601,419
    11,580    Goldman Sachs Group Incorporated                                            2,134,773

                                                                                          3,736,192
                                                                                      -------------

TOBACCO PRODUCTS: 1.93%
    35,145    Philip Morris International                                                 1,712,966
                                                                                      -------------

TOTAL COMMON STOCKS (COST $78,972,501)                                                   87,511,667
                                                                                      -------------

COLLATERAL FOR SECURITIES LENDING: 11.24%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 2.45%                     YIELD
   544,948    AIM STIT-Liquid Assets Portfolio                        0.27%(s)          544,948
   544,948    BlackRock Liquidity Funds TempFund Portfolio            0.21(s)           544,948
   544,948    Dreyfus Cash Management Fund Institutional              0.23(s)           544,948
   544,948    DWS Money Market Series Institutional                   0.28(s)           544,948

                                                                                      2,179,792
                                                                                      ---------

     PRINCIPAL                                                                          INTEREST RATE    MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS: 8.79%
$      265,487    ABN AMRO North America Finance Incorporated                                0.23%        10/23/2009        265,450
       265,487    Allied Irish Banks North America Incorporated++                            0.48         10/07/2009        265,466
       174,663    Antalis US Funding Corporation++(p)                                        0.22         10/09/2009        174,654
       209,595    Bank of Ireland                                                            0.53         10/01/2009        209,595
        13,973    Belmont Funding LLC++(p)                                                   0.45         10/02/2009         13,973
        13,973    Belmont Funding LLC++(p)                                                   0.45         10/07/2009         13,972
       174,663    BNP Paribas (Paris)                                                        0.17         10/01/2009        174,663
        27,946    Calcasieu Parish LA+/-ss                                                   0.47         12/01/2027         27,946
        38,426    California Statewide Communities Development Authority+/-ss                0.30         06/01/2028         38,426
       209,595    Cancara Asset Securitization Limited++(p)                                  0.27         10/09/2009        209,583
       128,570    Cheyne Finance LLC+++/-####(a)(i)                                          0.00         02/25/2008          2,121
        98,986    Cheyne Finance LLC+++/-####(a)(i)                                          0.00         05/19/2008          1,633
        55,892    Citibank Credit Card Issuance Trust++                                      0.21         10/08/2009         55,890
        18,497    Colorado Housing & Finance Authority+/-ss                                  0.40         10/01/2038         18,497
       209,595    Concord Minuteman Capital Company++(p)                                     0.40         10/13/2009        209,567
        55,892    Cook County IL+/-ss                                                        0.70         11/01/2030         55,892
        69,865    Credit Suisse First Boston Repurchase Agreement - 102%
                  Collateralized by Mortgage Backed Securities
                  (Maturity Value $ 69,865)                                                  0.08         10/01/2009         69,865
       209,595    Crown Point Capital Company LLC++(p)                                       0.45         10/09/2009        209,574
       174,663    Danske Bank A/S Copenhagen                                                 0.17         10/01/2009        174,663
       125,757    Denver CO City & County School District+/-ss                               0.50         12/15/2037        125,757
        97,811    Dexia Delaware LLC                                                         0.27         10/07/2009         97,807
        34,933    Elysian Funding LLC++(p)                                                   0.45         10/01/2009         34,933
        10,480    Elysian Funding LLC++(p)                                                   0.45         10/07/2009         10,479
       244,528    Erasmus Capital Corporation++(p)                                           0.24         10/13/2009        244,508
       244,528    Fortis Funding LLC++                                                       0.25         10/22/2009        244,492
       186,742    Gotham Funding Corporation++(p)                                            0.23         10/13/2009        186,728
        69,865    Greenwich Capital Markets Incorporated Repurchase Agreement - 102%
                  Collateralized by Mortgage Backed (Maturity Value $ 69,865)                0.07         10/01/2009         69,865
       451,950    Gryphon Funding Limited(a)(i)                                              0.00         08/05/2010        153,211
        11,528    Henrico County VA Economic Development Authority+/-ss                      0.36         11/01/2042         11,528
       104,798    Houston TX Utility System+/-ss                                             0.50         05/15/2034        104,798
        34,933    Illinois Educational Facilities Authority                                  0.35         07/01/2029         34,933
                  Revenue+/-ss
        13,973    Indiana Municipal Power Agency Power Supply System+/-ss                    0.36         01/01/2018         13,973
       272,474    Intesa Sanpaolo SpA                                                        0.22         10/14/2009        272,474
        27,946    Irish Life & Permanent plc++                                               0.53         10/07/2009         27,944

Portfolio of Investments--September 30, 2009                       Wells Fargo Advantage Master Portfolios 129

DISCIPLINED GROWTH PORTFOLIO

     PRINCIPAL    SECURITY NAME                                                         INTEREST RATE    MATURITY DATE      VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$      180,531    JPMorgan Chase Repurchase Agreement - 102% Collateralized
                  by Mortgage Backed Securities (Maturity Value $ 180,531)                   0.06%        10/01/2009     $  180,531
        20,960    Kansas City MO Special Obligation+/-ss                                     0.36         04/15/2025         20,960
        60,154    Lloyds TSB Bank plc                                                        0.21         10/30/2009         60,144
       101,549    Manhattan Asset Funding Company++(p)                                       0.15         10/01/2009        101,549
       232,301    Massachusetts HEFA+/-ss                                                    0.32         10/01/2034        232,301
       244,528    Matchpoint Master Trust++(p)                                               0.22         10/16/2009        244,505
        30,042    Mississippi State GO+/-ss                                                  0.40         11/01/2028         30,042
       223,568    Mont Blanc Capital Corporation++(p)                                        0.24         10/14/2009        223,549
        26,549    Montgomery County TN Public Building+/-ss                                  0.35         02/01/2036         26,549
       104,798    Natexis Banques Populaires                                                 0.20         10/01/2009        104,798
        13,973    New Jersey State Turnpike Authority+/-ss                                   0.70         01/01/2018         13,973
       174,663    Nieuw Amsterdam Receivables Corporation++(p)                               0.23         10/01/2009        174,663
        44,434    North Dakota Housing Finance Agency+/-ss                                   0.36         01/01/2034         44,434
       244,528    Romulus Funding Corporation++(p)                                           0.55         10/16/2009        244,472
       209,595    Royal Bank of Scotland CT                                                  0.23         10/14/2009        209,595
       244,528    Salisbury Receivables Company++(p)                                         0.22         10/21/2009        244,498
       209,595    Scaldis Capital Limited++(p)                                               0.27         10/16/2009        209,572
       244,528    Solitaire Funding LLC++(p)                                                 0.26         10/13/2009        244,507
       160,690    Surrey Funding Corporation++(p)                                            0.23         10/20/2009        160,670
       209,595    Tasman Funding Incorporated++(p)                                           0.25         10/15/2009        209,575
       244,528    Thames Asset Global Securitization #1 Incorporated++(p)                    0.22         10/19/2009        244,501
        62,879    Tulsa County OK Industrial Authority Revenue+/-ss                          0.35         07/01/2032         62,879
       216,582    UniCredito Italiano (New York)                                             0.25         10/13/2009        216,582
        20,960    Vermont State Student Assistance Corporation+/-ss                          0.38         12/15/2040         20,960
       161,457    Victoria Finance LLC+++/-####(a)(i)                                        0.17         07/28/2008         74,270
        93,758    Victoria Finance LLC+++/-####(a)(i)                                        0.20         08/07/2008         43,129
       114,565    Victoria Finance LLC+++/-####(a)(i)                                        0.29         04/30/2008         52,700
       185,929    Victoria Finance LLC+++/-####(a)(i)                                        0.30         02/15/2008         85,527
       209,595    Victory Receivables Corporation++(p)                                       0.22         10/07/2009        209,581
                                                                                                                          7,815,876
                                                                                                                         ----------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $10,261,168)                                                                9,995,668
                                                                                                                         ----------

        SHARES                                                                  YIELD
SHORT-TERM INVESTMENTS: 2.03%
     1,804,522    Wells Fargo Advantage Money Market Trust~+++                   0.22(s)         1,804,522
                                                                                             -------------

TOTAL SHORT-TERM INVESTMENTS (COST $ 1,804,522)                                                  1,804,522
                                                                                             -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $91,038,191)*                                                111.72%                   $  99,311,857
Other Assets and Liabilities, Net                                  (11.72)                     (10,415,926)
                                                                   ------                    -------------
TOTAL NET ASSETS                                                   100.00%                   $  88,895,931
                                                                   ------                    -------------

130 Wells Fargo Advantage Master Portfolios                  Portfolio of Investments--September 30, 2009

DISCIPLINED GROWTH PORTFOLIO

--------------

+     Non-income earning securities.

<<    All or a portion of this security is on loan.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

(p)   Asset-backed commercial paper.

+/-   Variable rate investments.

ss These securities are subject to a demand feature which reduces the effective maturity.

#### This security is currently in default with regards to scheduled interest and/or principal payments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)   Illiquid security.

(s)   Rate shown is the 1-day annualized yield at period end.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Wells Fargo Advantage Money Market Fund does not pay an investment advisory fee.

+++   Short-term security of an affiliate of the Fund with a cost of $1,804,522.

* Cost for federal income tax purposes is $ 92,237,931 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation                 $  10,626,696
Gross unrealized depreciation                    (3,552,770)
                                              -------------
Net unrealized appreciation                   $   7,073,926

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments--September 30, 2009                       Wells Fargo Advantage Master Portfolios 131

EMERGING GROWTH PORTFOLIO

        SHARES    SECURITY NAME                                                                VALUE
COMMON STOCKS: 96.28%

AMUSEMENT & RECREATION SERVICES: 1.58%
        36,400    Bally Technologies Incorporated+                                          $  1,396,668
                                                                                            ------------

ANTHRACITE MINING: 0.39%
        18,700    Logmein Incorporated+                                                          342,397
                                                                                            ------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 2.80%
        61,400    True Religion Apparel Incorporated+<<                                        1,592,102
        20,200    Warnaco Group Incorporated+                                                    885,972

                                                                                               2,478,074
                                                                                            ------------

BIOPHARMACEUTICALS: 2.80%
        40,400    Alexion Pharmaceuticals Incorporated+                                        1,799,416
        23,800    Theravance Incorporated+<<                                                     348,432
         6,800    United Therapeutics Corporation+                                               333,132

                                                                                               2,480,980
                                                                                            ------------

BIOTECHNOLOGY: 0.35%
        13,700    Martek Biosciences Corporation+                                                309,483
                                                                                            ------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 0.80%
        32,600    Lumber Liquidators Incorporated+<<                                             707,094
                                                                                            ------------

BUSINESS SERVICES: 14.06%
        19,100    Allscripts Healthcare Solutions Incorporated+                                  387,157
       130,500    Ariba Incorporated+                                                          1,513,800
        19,700    Blue Coat Systems Incorporated+                                                445,023
        12,600    Capella Education Company+<<                                                   848,484
        43,800    Concur Technologies Incorporated+<<                                          1,741,488
        26,000    Constant Contact Incorporated+<<                                               500,500
        34,600    CyberSource Corporation+<<                                                     576,782
         1,600    FactSet Research Systems Incorporated                                          105,984
        96,200    Global Cash Access Incorporated+                                               703,222
       129,900    GSE Systems Incorporated+                                                      807,978
        13,700    Longtop Financial Technologies Limited ADR+                                    389,902
        21,500    Medassets Incorporated+                                                        485,255
        22,900    Mercadolibre Incorporated+<<                                                   880,734
        20,800    NIC Incorporated+                                                              184,912
       119,300    PROS Holdings Incorporated+                                                  1,004,506
         4,800    Quality Systems Incorporated<<                                                 295,536
        35,400    SkillSoft plc ADR+                                                             339,840
        80,000    SuccessFactors Incorporated+<<                                               1,125,600
         7,200    Websense Incorporated+<<                                                       120,960

                                                                                              12,457,663
                                                                                            ------------

CASINO & GAMING: 2.57%
        51,100    WMS Industries Incorporated+<<                                               2,277,016
                                                                                            ------------

COMMERCIAL SERVICES: 0.41%
        12,300    Wright Express Corporation+                                                    362,973
                                                                                            ------------

132 Wells Fargo Advantage Master Portfolios                  Portfolio of Investments--September 30, 2009

EMERGING GROWTH PORTFOLIO

        SHARES    SECURITY NAME                                                                VALUE
COMMUNICATIONS: 7.06%
        86,600    AsiaInfo Holdings Incorporated+                                           $  1,729,402
        23,000    DG FastChannel Incorporated+                                                   481,620
       100,500    LoopNet Incorporated+<<                                                        908,520
        52,300    Neutral Tandem Incorporation+<<                                              1,190,348
        54,400    Switch and Data Incorporated+<<                                                740,384
        68,800    Syniverse Holdings Incorporated+                                             1,204,000

                                                                                               6,254,274
                                                                                            ------------

COMMUNICATIONS EQUIPMENT: 0.75%
        17,100    General Cable Corporation+<<                                                   669,465
                                                                                            ------------

DEPOSITORY INSTITUTIONS: 0.19%
         6,000    Wintrust Financial Corporation<<                                               167,760
                                                                                            ------------

DIVERSIFIED FINANCIAL SERVICES: 0.81%
        73,900    Penson Worldwide Incorporated+<<                                               719,786
                                                                                            ------------

E-COMMERCE/SERVICES: 1.09%
        50,100    GSI Commerce Incorporated+                                                     967,431
                                                                                            ------------

EDUCATIONAL SERVICES: 2.68%
         8,500    American Public Education Incorporated+                                        295,290
        79,400    Corinthian Colleges Incorporated+<<                                          1,473,664
        23,450    Grand Canyon Education Incorporated+                                           418,114
        11,400    K12 Incorporated+                                                              187,872

                                                                                               2,374,940
                                                                                            ------------

ELECTRICAL PRODUCTS: 0.67%
        35,300    Harbin Electric Incorporated+                                                  595,864
                                                                                            ------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT: 10.74%
        46,100    Baldor Electric Company                                                      1,260,374
        87,000    Entropic Communications Incorporated+                                          238,380
        81,500    GrafTech International Limited+                                              1,198,050
        19,700    Greatbatch Incorporated+                                                       442,659
        97,300    Monolithic Power Systems+<<                                                  2,281,685
        39,700    Polypore International Incorporated+                                           512,527
        11,400    Regal-Beloit Corporation                                                       521,094
        50,600    Solera Holdings Incorporated                                                 1,574,166
        17,500    Starent Networks Corporation+<<                                                444,850
        16,800    Synaptics Incorporated+                                                        423,360
        80,600    TriQuint Semiconductor Incorporated+                                           622,232

                                                                                               9,519,377
                                                                                            ------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 0.66%
        22,200    Tetra Tech Incorporated+                                                       588,966
                                                                                            ------------
FOOD STORES: 1.75%
        28,200    Panera Bread Company+<<                                                      1,551,000
                                                                                            ------------
HEALTH SERVICES: 3.42%
        69,501    CryoLife Incorporated+                                                         553,923
        36,800    Genoptix Incorporated+<<                                                     1,279,904
        38,100    IPC The Hospitalist Company+                                                 1,198,245

                                                                                               3,032,072
                                                                                            ------------

Portfolio of Investments--September 30, 2009                      Wells Fargo Advantage Master Portfolios 133

EMERGING GROWTH PORTFOLIO

        SHARES    SECURITY NAME                                                                VALUE
HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS: 1.95%
        24,500    MYR Group Incorporated                                                    $    516,705
        59,000    Orion Marine Group Incorporated+                                             1,211,860

                                                                                               1,728,565
                                                                                            ------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES: 1.28%
        66,900    hhgregg Incorporated+<<                                                      1,133,286
                                                                                            ------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 3.77%
        37,000    Altra Holdings Incorporated+                                                   414,030
        76,500    ArcSight Incorporated+<<                                                     1,841,355
        38,900    Brocade Communications Systems Incorporated+                                   305,754
        68,600    Entegris Incorporated+                                                         339,570
        19,900    Riverbed Technology Incorporated+                                              437,004

                                                                                               3,337,713
                                                                                            ------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
OPTICAL GOODS: 4.27%
         7,500    Badger Meter Incorporated<<                                                    290,175
       101,800    Clarient Incorporated+<<                                                       428,578
        94,900    Endologix Incorporated+                                                        587,431
        41,200    ev3 Incorporated+                                                              507,172
        27,400    ICON plc ADR+                                                                  671,026
        34,200    Masimo Corporation+                                                            896,040
         4,500    Mettler-Toledo International Incorporated+                                     407,655

                                                                                               3,788,077
                                                                                            ------------

MEDICAL EQUIPMENT & SUPPLIES: 2.50%
        70,900    Conceptus Incorporated+<<                                                    1,314,486
        21,660    Nuvasive Incorporated+<<                                                       904,522

                                                                                               2,219,008
                                                                                            ------------

MEDICAL PRODUCTS: 0.89%
        47,000    Volcano Corporation+                                                           790,540
                                                                                            ------------

MISCELLANEOUS RETAIL: 4.25%
        16,300    Blue Nile Incorporated+<<                                                    1,012,556
        32,100    Dick's Sporting Goods Incorporated+<<                                          719,040
        33,700    Fuqi International Incorporated+<<                                             986,736
        57,400    Hibbett Sports Incorporated+<<                                               1,046,402

                                                                                               3,764,734
                                                                                            ------------

MOTION PICTURES: 0.71%
        66,650    IMAX Corporation+<<                                                            627,177
                                                                                            ------------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 0.68%
        15,700    Con-way Incorporated                                                           601,624
                                                                                            ------------

OIL & GAS EXTRACTION: 3.19%
        32,100    Arena Resources Incorporated+<<                                              1,139,550
        19,400    Brigham Exploration Company+                                                   176,152
        21,500    Comstock Resources Incorporated+                                               861,720
        54,950    Smartheat Incorporated+<<                                                      652,257

                                                                                               2,829,679
                                                                                            ------------

134 Wells Fargo Advantage Master Portfolios                  Portfolio of Investments--September 30, 2009

EMERGING GROWTH PORTFOLIO

        SHARES    SECURITY NAME                                                                VALUE
PERSONAL SERVICES: 0.15%
         4,100    Coinstar Incorporated+<<                                                  $    135,218
                                                                                            ------------

PHARMACEUTICALS: 2.17%
        25,500    Catalyst Health Solutions Incorporated+<<                                      743,325
        37,500    Medicis Pharmaceutical Corporation Class A                                     800,625
        12,700    Onyx Pharmaceuticals Incorporated+                                             380,619

                                                                                               1,924,569
                                                                                            ------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES: 6.14%
        27,200    MSCI Incorporated+                                                             805,664
        27,700    Rovi Corporation+                                                              930,720
       108,276    Shutterfly Incorporated+<<                                                   1,800,630
        37,600    VistaPrint NV+<<                                                             1,908,200

                                                                                               5,445,214
                                                                                            ------------

RESTAURANTS: 1.25%
        26,600    Buffalo Wild Wings Incorporated+<<                                           1,106,826
                                                                                            ------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 2.97%
        35,200    Duff & Phelps Corporation                                                      674,432
        64,700    GFI Group Incorporated                                                         467,781
        21,000    Interactive Brokers Group Incorporated+                                        417,270
       147,200    MF Global Limited+<<                                                         1,070,144

                                                                                               2,629,627
                                                                                            ------------

SOCIAL SERVICES: 0.93%
        27,600    Almost Family Incorporated+<<                                                  821,100
                                                                                            ------------

TRANSPORTATION BY AIR: 0.22%
         6,700    Bristow Group Incorporated+                                                    198,923
                                                                                            ------------

WATER TRANSPORTATION: 2.08%
        82,000    Aegean Marine Petroleum Network Incorporated                                 1,845,000
                                                                                            ------------

WHOLESALE TRADE NON-DURABLE GOODS: 1.30%
        28,400    Myers Industries Incorporated                                                  305,868
        17,400    Tractor Supply Company+<<                                                      842,507
                                                                                               1,148,375
                                                                                            ------------
TOTAL COMMON STOCKS (COST $70,163,786)                                                        85,328,538
                                                                                            ------------

COLLATERAL FOR SECURITIES LENDING: 38.28%



COLLATERAL INVESTED IN MONEY MARKET FUNDS: 8.50%                      YIELD
     1,883,659    AIM STIT-Liquid Assets Portfolio                     0.27%(s)                1,883,659
     1,883,659    BlackRock Liquidity Funds TempFund Portfolio         0.21(s)                 1,883,659
     1,883,659    Dreyfus Cash Management Fund Institutional           0.23(s)                 1,883,659
     1,883,659    DWS Money Market Series Institutional                0.28(s)                 1,883,659

                                                                                               7,534,636
                                                                                            ------------

     PRINCIPAL                                                      INTEREST RATE  MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS: 29.78%
$      917,680    ABN AMRO North America Finance Incorporated           0.23%        10/23/2009   917,551
       917,680    Allied Irish Banks North America Incorporated++       0.48         10/07/2009   917,607
       603,737    Antalis US Funding Corporation++(p)                   0.22         10/09/2009   603,707
       724,484    Bank of Ireland                                       0.53         10/01/2009   724,484

Portfolio of Investments--September 30, 2009                     Wells Fargo Advantage Master Portfolios 135

EMERGING GROWTH PORTFOLIO

     PRINCIPAL    SECURITY NAME                                                     INTEREST RATE  MATURITY DATE    VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$       48,299    Belmont Funding LLC++(p)                                              0.45%        10/02/2009   $    48,298
        48,299    Belmont Funding LLC++(p)                                              0.45         10/07/2009        48,295
       603,737    BNP Paribas (Paris)                                                   0.17         10/01/2009       603,737
        96,598    Calcasieu Parish LA+/-ss                                              0.47         12/01/2027        96,598
       132,822    California Statewide Communities Development Authority+/-ss           0.30         06/01/2028       132,822
       724,484    Cancara Asset Securitization Limited++(p)                             0.27         10/09/2009       724,441
       248,878    Cheyne Finance LLC+++/-####(a)(i)                                     0.00         02/25/2008         4,106
       191,611    Cheyne Finance LLC+++/-####(a)(i)                                     0.00         05/19/2008         3,162
       193,196    Citibank Credit Card Issuance Trust++                                 0.21         10/08/2009       193,188
        63,936    Colorado Housing & Finance Authority+/-ss                             0.40         10/01/2038        63,936
       724,484    Concord Minuteman Capital Company++(p)                                0.40         10/13/2009       724,388
       193,196    Cook County IL+/-ss                                                   0.70         11/01/2030       193,196
       241,495    Credit Suisse First Boston Repurchase Agreement - 102%
                  Collateralized by Mortgage Backed Securities (Maturity
                  Value $ 241,496)                                                      0.08         10/01/2009       241,495
       724,484    Crown Point Capital Company LLC++(p)                                  0.45         10/09/2009       724,412
       603,737    Danske Bank A/S Copenhagen                                            0.17         10/01/2009       603,737
       434,691    Denver CO City & County School District+/-ss                          0.50         12/15/2037       434,691
       338,093    Dexia Delaware LLC                                                    0.27         10/07/2009       338,077
       120,747    Elysian Funding LLC++(p)                                              0.45         10/01/2009       120,747
        36,224    Elysian Funding LLC++(p)                                              0.45         10/07/2009        36,222
       845,232    Erasmus Capital Corporation++(p)                                      0.24         10/13/2009       845,164
       845,232    Fortis Funding LLC++                                                  0.25         10/22/2009       845,108
       645,491    Gotham Funding Corporation++(p)                                       0.23         10/13/2009       645,442
       241,495    Greenwich Capital Markets Incorporated Repurchase Agreement -
                  102% Collateralized by Mortgage Backed (Maturity Value
                  $ 241,495)                                                            0.07         10/01/2009       241,495
       874,856    Gryphon Funding Limited(a)(i)                                         0.00         08/05/2010       296,576
        39,847    Henrico County VA Economic Development Authority+/-ss                 0.36         11/01/2042        39,847
       362,242    Houston TX Utility System+/-ss                                        0.50         05/15/2034       362,242
       120,747    Illinois Educational Facilities Authority
                  Revenues+/-ss                                                         0.35         07/01/2029       120,747
        48,299    Indiana Muni Power Agency Power Supply
                  System+/-ss                                                           0.36         01/01/2018        48,299
       941,830    Intesa Sanpaolo SpA                                                   0.22         10/14/2009       941,830
        96,598    Irish Life & Permanent plc++                                          0.53         10/07/2009        96,589
       624,023    JPMorgan Chase Repurchase Agreement - 102% Collateralized by
                  Mortgage Backed Securities (Maturity Value $ 624,024)                 0.06         10/01/2009       624,023
        72,448    Kansas City MO Special Obligation+/-ss                                0.36         04/15/2025        72,448
       207,927    Lloyds TSB Bank plc                                                   0.21         10/30/2009       207,892
       351,013    Manhattan Asset Funding Company++(p)                                  0.15         10/01/2009       351,013
       802,970    Massachusetts HEFA+/-ss                                               0.32         10/01/2034       802,970
       845,232    Matchpoint Master Trust++(p)                                          0.22         10/16/2009       845,154
       103,843    Mississippi State GO+/-ss                                             0.40         11/01/2028       103,843
       772,783    Mont Blanc Capital Corporation++(p)                                   0.24         10/14/2009       772,716
        91,768    Montgomery County TN Public Building+/-ss                             0.35         02/01/2036        91,768
       362,242    Natexis Banques Populaires                                            0.20         10/01/2009       362,242
        48,299    New Jersey State Turnpike Authority+/-ss                              0.70         01/01/2018        48,299
       603,737    Nieuw Amsterdam Receivables Corporation++(p)                          0.23         10/01/2009       603,737
       153,591    North Dakota Housing Finance Agency+/-ss                              0.36         01/01/2034       153,591
       845,232    Romulus Funding Corporation++(p)                                      0.55         10/16/2009       845,038
       724,484    Royal Bank of Scotland CT                                             0.23         10/14/2009       724,484
       845,232    Salisbury Receivables Company++(p)                                    0.22         10/21/2009       845,128
       724,484    Scaldis Capital Limited++(p)                                          0.27         10/16/2009       724,403
       845,232    Solitaire Funding LLC++(p)                                            0.26         10/13/2009       845,158
       555,438    Surrey Funding Corporation++(p)                                       0.23         10/20/2009       555,371
       724,484    Tasman Funding Incorporated++(p)                                      0.25         10/15/2009       724,414
       845,232    Thames Asset Global Securitization #1 Incorporated++(p)               0.22         10/19/2009       845,139
       217,345    Tulsa County OK Industrial Authority
                  Revenue+/-ss                                                          0.35         07/01/2032       217,345
       748,634    UniCredito Italiano (New York)                                        0.25         10/13/2009       748,634
        72,448    Vermont State Student Assistance
                  Corporation+/-ss                                                      0.38         12/15/2040        72,448

136 Wells Fargo Advantage Master Portfolios                 Portfolio of Investments--September 30, 2009

EMERGING GROWTH PORTFOLIO

     PRINCIPAL    SECURITY NAME                                                     INTEREST RATE  MATURITY DATE    VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$      312,538     Victoria Finance LLC+++/-####(a)(i)                                  0.17%        07/28/2008   $   143,768
       181,490     Victoria Finance LLC+++/-####(a)(i)                                  0.20         08/07/2008        83,485
       221,768     Victoria Finance LLC+++/-####(a)(i)                                  0.29         04/30/2008       102,013
       359,910     Victoria Finance LLC+++/-####(a)(i)                                  0.30         02/15/2008       165,559
       724,484     Victory Receivables Corporation++(p)                                 0.22         10/07/2009       724,460

                                                                                                                   26,388,779
                                                                                                                  -----------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $34,579,331)                                                         33,923,415
                                                                                                                  -----------

        SHARES
INVESTMENT COMPANIES: 1.51%
        20,493    Ishares Russell 2000 Growth Index Fund                                                            1,342,496
                                                                                                                    ---------

TOTAL INVESTMENT COMPANIES (COST $1,365,654)                                                                        1,342,496
                                                                                                                    ---------

                                                                              YIELD
SHORT-TERM INVESTMENTS: 2.59%
     2,292,503    Wells Fargo Advantage Money Market Trust~++                  0.22(s)         2,292,503
                                                                                          --------------

TOTAL SHORT-TERM INVESTMENTS (COST $2,292,503)                                                 2,292,503
                                                                                          --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $108,401,274)*                                              138.66%                 $  122,886,952
Other Assets and Liabilities, Net                                 (38.66)                    (34,261,479)
                                                                  ------                  --------------
TOTAL NET ASSETS                                                  100.00%                 $   88,625,473
                                                                  ------                  --------------

-------------

+     Non-income earning securities.

<<    All or a portion of this security is on loan.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

(p)   Asset-backed commercial paper.

+/-   Variable rate investments.

ss These securities are subject to a demand feature which reduces the effective maturity.

#### This security is currently in default with regards to scheduled interest and/or principal payments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)   Illiquid security.

(s)   Rate shown is the 1-day annualized yield at period end.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The fund does not pay an investment advisory fee for such investments.

+++   Short-term security of an affiliate of the Fund with a cost of $2,292,503.

* Cost for federal income tax purposes is $ 110,874,905 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation                 $   15,989,299
Gross unrealized depreciation                     (3,977,252)
                                              --------------
Net unrealized appreciation                   $   12,012,047

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments--September 30, 2009                Wells Fargo Advantage Master Portfolios 137

EQUITY INCOME PORTFOLIO

     SHARES    SECURITY NAME                                                                     VALUE
COMMON STOCKS: 99.54%

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 0.89%
     32,475    VF CORPORATION                                                                 $  2,352,164
                                                                                              ------------

BIOTECHNOLOGY: 0.56%
     24,400    AMGEN INCORPORATED+                                                               1,469,612
                                                                                              ------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 0.91%
     90,325    HOME DEPOT INCORPORATED                                                           2,406,258
                                                                                              ------------

BUSINESS SERVICES: 2.75%
    109,925    MICROSOFT CORPORATION                                                             2,845,958
    116,500    ORACLE CORPORATION                                                                2,427,860
    119,625    SYMANTEC CORPORATION<<+                                                           1,970,224

                                                                                                 7,244,042
                                                                                              ------------

CHEMICALS & ALLIED PRODUCTS: 4.33%
     54,547    AIR PRODUCTS & CHEMICALS INCORPORATED                                             4,231,756
    110,809    E.I. DU PONT DE NEMOURS & COMPANY                                                 3,561,401
     62,310    PROCTER & GAMBLE COMPANY                                                          3,608,995

                                                                                                11,402,152
                                                                                              ------------

COMMUNICATIONS: 7.09%
    312,140    AT&T INCORPORATED                                                                 8,430,901
     12,901    TIME WARNER CABLE INCORPORATED<<+                                                   555,904
     61,516    TIME WARNER INCORPORATED                                                          1,770,433
    193,936    VERIZON COMMUNICATIONS INCORPORATED                                               5,870,443
     74,015    WALT DISNEY COMPANY                                                               2,032,452

                                                                                                18,660,133
                                                                                              ------------

COSMETICS, PERSONAL CARE: 0.45%
     15,525    COLGATE-PALMOLIVE COMPANY<<                                                       1,184,247
                                                                                              ------------

DEPOSITORY INSTITUTIONS: 14.64%
    491,446    BANK OF AMERICA CORPORATION                                                       8,315,266
    211,305    BANK OF NEW YORK MELLON CORPORATION                                               6,125,732
    247,940    CITIGROUP INCORPORATED                                                            1,200,030
    300,490    JPMORGAN CHASE & COMPANY                                                         13,167,472
     72,850    STATE STREET CORPORATION                                                          3,831,910
    270,556    US BANCORP                                                                        5,914,354

                                                                                                38,554,764
                                                                                              ------------

EATING & DRINKING PLACES: 1.17%
     53,920    MCDONALD'S CORPORATION                                                            3,077,214
                                                                                              ------------

ELECTRIC, GAS & SANITARY SERVICES: 6.07%
     86,666    DOMINION RESOURCES INCORPORATED                                                   2,989,977
     35,395    FIRSTENERGY CORPORATION                                                           1,618,259
    123,070    FPL GROUP INCORPORATED                                                            6,797,156
     44,775    MDU RESOURCES GROUP INCORPORATED                                                    933,559
     15,800    PG&E CORPORATION                                                                    639,742
     95,430    PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                      3,000,319

                                                                                                15,979,012
                                                                                              ------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 5.89%
    120,900    CISCO SYSTEMS INCORPORATED+                                                       2,845,986
    112,475    EMERSON ELECTRIC COMPANY                                                          4,507,998

138 Wells Fargo Advantage Master Portfolios                 Portfolio of Investments--September 30, 2009

EQUITY INCOME PORTFOLIO

     SHARES    SECURITY NAME                                                                     VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT (continued)
    382,694    GENERAL ELECTRIC COMPANY                                                       $  6,283,835
    128,295    NOKIA OYJ ADR                                                                     1,875,673

                                                                                                15,513,492
                                                                                              ------------

FOOD & KINDRED PRODUCTS: 2.36%
     42,875    MCCORMICK & COMPANY INCORPORATED<<                                                1,455,178
     80,995    PEPSICO INCORPORATED                                                              4,751,167

                                                                                                 6,206,345
                                                                                              ------------

GENERAL MERCHANDISE STORES: 2.63%
    148,195    TARGET CORPORATION                                                                6,917,743
                                                                                              ------------

HEALTHCARE: 1.86%
     80,615    JOHNSON & JOHNSON                                                                 4,908,647
                                                                                              ------------

HOUSEHOLD PRODUCTS, WARES: 0.83%
     51,085    FORTUNE BRANDS INCORPORATED                                                       2,195,633
                                                                                              ------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 6.20%
     48,116    3M COMPANY                                                                        3,550,961
    114,970    HEWLETT-PACKARD COMPANY                                                           5,427,734
    171,750    INTEL CORPORATION                                                                 3,361,148
     33,292    INTERNATIONAL BUSINESS MACHINES CORPORATION                                       3,982,056

                                                                                                16,321,899
                                                                                              ------------

INSURANCE CARRIERS: 6.07%
    151,805    METLIFE INCORPORATED                                                              5,779,216
     63,800    PRUDENTIAL FINANCIAL INCORPORATED                                                 3,184,258
    142,650    THE TRAVELERS COMPANIES INCORPORATED                                              7,022,660

                                                                                                15,986,134
                                                                                              ------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
MEDICAL & OPTICAL GOODS: 0.91%
     34,334    BECTON DICKINSON & COMPANY                                                        2,394,797
                                                                                              ------------

MEDICAL EQUIPMENT & SUPPLIES: 1.11%
     79,575    MEDTRONIC INCORPORATED                                                            2,928,360
                                                                                              ------------

MISCELLANEOUS RETAIL: 2.57%
     43,100    COSTCO WHOLESALE CORPORATION                                                      2,433,426
    121,275    CVS CAREMARK CORPORATION                                                          4,334,369

                                                                                                 6,767,795
                                                                                              ------------

NON-DEPOSITORY CREDIT INSTITUTIONS: 1.93%

     95,510    AMERICAN EXPRESS COMPANY                                                          3,237,789
     51,425    CAPITAL ONE FINANCIAL CORPORATION<<                                               1,837,415

                                                                                                 5,075,204
                                                                                              ------------

OIL & GAS EXTRACTION: 3.04%
      7,925    APACHE CORPORATION                                                                  727,753
     98,100    CHESAPEAKE ENERGY CORPORATION                                                     2,786,040
    165,075    HALLIBURTON COMPANY                                                               4,476,834

                                                                                                 7,990,627
                                                                                              ------------

Portfolio of Investments--September 30, 2009                Wells Fargo Advantage Master Portfolios 139

EQUITY INCOME PORTFOLIO

    SHARES     SECURITY NAME                                                                              VALUE
PETROLEUM REFINING & RELATED INDUSTRIES: 13.05%
   140,770     CHEVRON CORPORATION                                                                     $   9,914,431
   173,600     CONOCOPHILLIPS                                                                              7,839,776
   187,436     EXXON MOBIL CORPORATION                                                                    12,859,984
   117,250     MARATHON OIL CORPORATION                                                                    3,740,275

                                                                                                          34,354,466
                                                                                                       -------------

PHARMACEUTICALS: 5.59%
    90,750     ABBOTT LABORATORIES                                                                         4,489,403
   137,725     BRISTOL-MYERS SQUIBB COMPANY                                                                3,101,567
    61,175     MERCK & COMPANY INCORPORATED                                                                1,934,965
   261,185     PFIZER INCORPORATED<<                                                                       4,322,612
    30,425     SCHERING-PLOUGH CORPORATION                                                                   859,506

                                                                                                          14,708,053
                                                                                                       -------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 0.96%
    69,772     AMERIPRISE FINANCIAL INCORPORATED                                                           2,534,817
                                                                                                       -------------

TOBACCO PRODUCTS: 0.70%
    37,875     PHILIP MORRIS INTERNATIONAL                                                                 1,846,028
                                                                                                       -------------

TRANSPORTATION EQUIPMENT: 4.15%
   141,730     HONEYWELL INTERNATIONAL INCORPORATED                                                        5,265,270
    92,800     UNITED TECHNOLOGIES CORPORATION                                                             5,654,304

                                                                                                          10,919,574
                                                                                                       -------------

WHOLESALE TRADE NON-DURABLE GOODS: 0.83%
    87,725     SYSCO CORPORATION                                                                           2,179,963
                                                                                                       -------------

TOTAL COMMON STOCKS (COST $264,275,999)                                                                  262,079,175
                                                                                                       -------------

COLLATERAL FOR SECURITIES LENDING: 4.03%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.89%                        YIELD
   588,611     AIM STIT-LIQUID ASSETS PORTFOLIO                         0.27%(s)                             588,611
   588,611     BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO             0.21(s)                              588,611
   588,611     DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL               0.23(s)                              588,611
   588,611     DWS MONEY MARKET SERIES INSTITUTIONAL                    0.28(s)                              588,611

                                                                                                           2,354,444
                                                                                                       -------------

 PRINCIPAL                                                          INTEREST RATE    MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS: 3.14%
$  286,759     ABN AMRO NORTH AMERICA FINANCE INCORPORATED              0.23%         10/23/2009             286,719
   286,759     ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++          0.48          10/07/2009             286,736
   188,657     ANTALIS US FUNDING CORPORATION++(p)                      0.22          10/09/2009             188,648
   226,389     BANK OF IRELAND                                          0.53          10/01/2009             226,389
    15,093     BELMONT FUNDING LLC++(p)                                 0.45          10/02/2009              15,092
    15,093     BELMONT FUNDING LLC++(p)                                 0.45          10/07/2009              15,091
   188,657     BNP PARIBAS (PARIS)                                      0.17          10/01/2009             188,657
    30,185     CALCASIEU PARISH LA+/-ss                                 0.47          12/01/2027              30,185
    41,505     CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT
               AUTHORITY+/-ss                                           0.30          06/01/2028              41,505
   226,389     CANCARA ASSET SECURITIZATION LIMITED++(p)                0.27          10/09/2009             226,375
    80,647     CHEYNE FINANCE LLC+++/-####(a)(i)                        0.00          02/25/2008               1,331
    62,090     CHEYNE FINANCE LLC+++/-####(a)(i)                        0.00          05/19/2008               1,024
    60,370     CITIBANK CREDIT CARD ISSUANCE TRUST++                    0.21          10/08/2009              60,368
    19,979     COLORADO HOUSING & FINANCE AUTHORITY+/-ss                0.40          10/01/2038              19,979
   226,389     CONCORD MINUTEMAN CAPITAL COMPANY++(p)                   0.40          10/13/2009             226,359

140 Wells Fargo Advantage Master Portfolios                    Portfolio of Investments--September 30, 2009

EQUITY INCOME PORTFOLIO

 PRINCIPAL     SECURITY NAME                                                    INTEREST RATE     MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$   60,370     COOK COUNTY IL+/-ss                                                   0.70%          11/01/2030      $     60,370
    75,463     CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT -  102%
               COLLATERALIZED BY MORTGAGE BACKED SECURITIES
               (MATURITY VALUE $75,463)                                              0.08           10/01/2009            75,463
   226,389     CROWN POINT CAPITAL COMPANY LLC++(p)                                  0.45           10/09/2009           226,366
   188,657     DANSKE BANK A/S COPENHAGEN                                            0.17           10/01/2009           188,657
   135,833     DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                          0.50           12/15/2037           135,833
   105,648     DEXIA DELAWARE LLC                                                    0.27           10/07/2009           105,643
    37,731     ELYSIAN FUNDING LLC++(p)                                              0.45           10/01/2009            37,731
    11,319     ELYSIAN FUNDING LLC++(p)                                              0.45           10/07/2009            11,319
   264,120     ERASMUS CAPITAL CORPORATION++(p)                                      0.24           10/13/2009           264,099
   264,120     FORTIS FUNDING LLC++                                                  0.25           10/22/2009           264,082
   201,705     GOTHAM FUNDING CORPORATION++(p)                                       0.23           10/13/2009           201,689
    75,463     GREENWICH CAPITAL MARKETS INCORPORATED REPURCHASE
               AGREEMENT - 102%
               COLLATERALIZED BY MORTGAGE BACKED (MATURITY VALUE $75,463)            0.07           10/01/2009            75,463
   283,490     GRYPHON FUNDING LIMITED(a)(i)                                         0.00           08/05/2010            96,103
    12,451     HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                 0.36           11/01/2042            12,451
   113,194     HOUSTON TX UTILITY SYSTEM+/-ss                                        0.50           05/15/2034           113,194
    37,731     ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUE+/-ss                0.35           07/01/2029            37,731
    15,093     INDIANA MUNICIPAL POWER AGENCY POWER SUPPLY SYSTEM+/-ss               0.36           01/01/2018            15,093
   294,305     INTESA SANPAOLO SPA                                                   0.22           10/14/2009           294,305
    30,185     IRISH LIFE & PERMANENT PLC++                                          0.53           10/07/2009            30,182
   194,996     JPMORGAN CHASE REPURCHASE AGREEMENT - 102%
               COLLATERALIZED BY MORTGAGE BACKED SECURITIES
               (MATURITY VALUE $194,996)                                             0.06           10/01/2009           194,996
    22,639     KANSAS CITY MO SPECIAL OBLIGATION+/-ss                                0.36           04/15/2025            22,639
    64,974     LLOYDS TSB BANK PLC                                                   0.21           10/30/2009            64,963
   109,685     MANHATTAN ASSET FUNDING COMPANY++(p)                                  0.15           10/01/2009           109,685
   250,914     MASSACHUSETTS HEFA+/-ss                                               0.32           10/01/2034           250,914
   264,120     MATCHPOINT MASTER TRUST++(p)                                          0.22           10/16/2009           264,096
    32,449     MISSISSIPPI STATE GO+/-ss                                             0.40           11/01/2028            32,449
   241,481     MONT BLANC CAPITAL CORPORATION++(p)                                   0.24           10/14/2009           241,460
    28,676     MONTGOMERY COUNTY TN PUBLIC BUILDING+/-ss                             0.35           02/01/2036            28,676
   113,194     NATEXIS BANQUES POPULAIRES                                            0.20           10/01/2009           113,194
    15,093     NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                              0.70           01/01/2018            15,093
   188,657     NIEUW AMSTERDAM RECEIVABLES CORPORATION++(P)                          0.23           10/01/2009           188,657
    47,994     NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                              0.36           01/01/2034            47,994
   264,120     ROMULUS FUNDING CORPORATION++(p)                                      0.55           10/16/2009           264,060
   226,389     ROYAL BANK OF SCOTLAND CT                                             0.23           10/14/2009           226,389
   264,120     SALISBURY RECEIVABLES COMPANY++(p)                                    0.22           10/21/2009           264,088
   226,389     SCALDIS CAPITAL LIMITED++(p)                                          0.27           10/16/2009           226,363
   264,120     SOLITAIRE FUNDING LLC++(p)                                            0.26           10/13/2009           264,097
   173,565     SURREY FUNDING CORPORATION++(p)                                       0.23           10/20/2009           173,544
   226,389     TASMAN FUNDING INCORPORATED++(p)                                      0.25           10/15/2009           226,367
   264,120     THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++(p)               0.22           10/19/2009           264,091
    67,917     TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss                     0.35           07/01/2032            67,917
   233,935     UNICREDITO ITALIANO (NEW YORK)                                        0.25           10/13/2009           233,935
    22,639     VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss                     0.38           12/15/2040            22,639
   101,276     VICTORIA FINANCE LLC+++/-####(a)(i)                                   0.17           07/28/2008            46,587
    58,810     VICTORIA FINANCE LLC+++/-####(a)(i)                                   0.20           08/07/2008            27,053
    71,862     VICTORIA FINANCE LLC+++/-####(a)(i)                                   0.29           04/30/2008            33,057
   116,626     VICTORIA FINANCE LLC+++/-####(a)(i)                                   0.30           02/15/2008            53,648
   226,389     VICTORY RECEIVABLES CORPORATION++(p)                                  0.22           10/07/2009           226,380

                                                                                                                       8,255,263
                                                                                                                    ------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $11,233,953)                                                            10,609,707
                                                                                                                    ------------

Portfolio of Investments--September 30, 2009                   Wells Fargo Advantage Master Portfolios 141

EQUITY INCOME PORTFOLIO

     SHARES    SECURITY NAME                                                   YIELD           VALUE
SHORT-TERM INVESTMENTS: 0.86%
  2,278,347    WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                   0.22%(s)     $   2,278,347
                                                                                           -------------

TOTAL SHORT-TERM INVESTMENTS (COST $2,278,347)                                                 2,278,347
                                                                                           -------------

TOTAL INVESTMENTS IN SECURITIES (COST $277,788,299)*                104.43%                $ 274,967,229
OTHER ASSETS AND LIABILITIES, NET                                    (4.43)                  (11,664,857)
                                                                    ------                 -------------
TOTAL NET ASSETS                                                    100.00%                $ 263,302,372
                                                                    ------                 -------------

----------
<<    All or a portion of this security is on loan.

+     Non-income earning securities.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

(p)   Asset-backed commercial paper.

+/-   Variable rate investments.

ss These securities are subject to a demand feature which reduces the effective maturity.

#### This security is currently in default with regards to scheduled interest and/or principal payments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)   Illiquid security.

(s)   Rate shown is the 1-day annualized yield at period end.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The fund does not pay an investment advisory fee for such investments.

+++   Short-term security of an affiliate of the Fund with a cost of $2,278,347.

* Cost for federal income tax purposes is $278,591,046 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation     $  45,982,133
Gross unrealized depreciation       (49,605,950)
                                  -------------
Net unrealized depreciation       $  (3,623,817)

The accompanying notes are an integral part of these financial statements.

142 Wells Fargo Advantage Master Portfolios                    Portfolio of Investments--September 30, 2009

EQUITY VALUE PORTFOLIO

     SHARES     SECURITY NAME                                                            VALUE
COMMON STOCKS: 98.60%

APPAREL & ACCESSORY STORES: 1.87%
     88,200     GUESS? INCORPORATED                                                   $  3,266,928
    110,900     KOHL'S CORPORATION+                                                      6,326,845

                                                                                         9,593,773
                                                                                      ------------

AUTO PARTS & EQUIPMENT: 0.57%
    114,000     JOHNSON CONTROLS INCORPORATED                                            2,913,840
                                                                                      ------------

BIOTECHNOLOGY: 3.13%
    175,700     AMGEN INCORPORATED+                                                     10,582,411
    118,000     LIFE TECHNOLOGIES CORPORATION+<<                                         5,492,900

                                                                                        16,075,311
                                                                                      ------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 2.10%
    179,300     WALTER INDUSTRIES INCORPORATED                                          10,768,758
                                                                                      ------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 0.69%
    132,700     HOME DEPOT INCORPORATED                                                  3,535,128
                                                                                      ------------

BUSINESS SERVICES: 0.54%
     71,900     SYBASE INCORPORATED+<<                                                   2,796,910
                                                                                      ------------

CHEMICALS & ALLIED PRODUCTS: 1.62%
    217,000     DOW CHEMICAL COMPANY                                                     5,657,190
     45,800     PPG INDUSTRIES INCORPORATED<<                                            2,666,018

                                                                                         8,323,208
                                                                                      ------------

COMMUNICATIONS: 4.97%
    470,000     AT&T INCORPORATED                                                       12,694,700
  1,075,000     QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED<<                        4,095,750
    174,000     SHAW COMMUNICATIONS INCORPORATED CLASS B<<                               3,133,740
    184,000     VERIZON COMMUNICATIONS INCORPORATED                                      5,569,680

                                                                                        25,493,870
                                                                                      ------------

DEPOSITORY INSTITUTIONS: 11.62%
  1,006,200     BANK OF AMERICA CORPORATION                                             17,024,904
  1,164,900     CITIGROUP INCORPORATED                                                   5,638,116
     85,900     COMERICA INCORPORATED                                                    2,548,653
    515,800     JPMORGAN CHASE & COMPANY                                                22,602,356
    112,500     PNC FINANCIAL SERVICES GROUP<<                                           5,466,375
  1,020,000     REGIONS FINANCIAL CORPORATION                                            6,334,200

                                                                                        59,614,604
                                                                                      ------------

ELECTRIC, GAS & SANITARY SERVICES: 4.97%
    490,000     AES CORPORATION+                                                         7,261,800
    111,300     AMERICAN ELECTRIC POWER COMPANY INCORPORATED                             3,449,187
    565,000     EL PASO CORPORATION                                                      5,830,800
    207,000     NORTHEAST UTILITIES                                                      4,914,180
    144,000     NRG ENERGY INCORPORATED+<<                                               4,059,360

                                                                                        25,515,327
                                                                                      ------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
COMPUTER EQUIPMENT: 4.92%
    192,600     COOPER INDUSTRIES PLC                                                    7,235,982
    165,500     GENERAL ELECTRIC COMPANY                                                 2,717,510
    565,000     MARVELL TECHNOLOGY GROUP LIMITED+                                        9,147,350

Portfolio of Investments--September 30, 2009                   Wells Fargo Advantage Master Portfolios 143

EQUITY VALUE PORTFOLIO

     SHARES     SECURITY NAME                                                                     VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT (CONTINUED)
    362,800     TELLABS INCORPORATED+                                                          $ 2,510,576
    164,000     TYCO ELECTRONICS LIMITED<<                                                       3,653,920

                                                                                                25,265,338
                                                                                               -----------

ENGINEERING, CONSTRUCTION: 1.40%
    141,600     FLUOR CORPORATION                                                                7,200,360
                                                                                               -----------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 0.94%
    112,800     FORTUNE BRANDS INCORPORATED                                                      4,848,144
                                                                                               -----------

FOOD & KINDRED PRODUCTS: 3.55%
    170,000     DEAN FOODS COMPANY+                                                              3,024,299
    254,000     DR PEPPER SNAPPLE GROUP INCORPORATED+                                            7,302,500
     47,200     JM SMUCKER COMPANY                                                               2,502,072
    110,800     MOLSON COORS BREWING COMPANY<<                                                   5,393,744

                                                                                                18,222,615
                                                                                               -----------

GENERAL MERCHANDISE STORES: 1.02%
    155,500     JCPENNEY COMPANY INCORPORATED                                                    5,248,125
                                                                                               -----------

HEALTHCARE: 1.71%
    144,300     JOHNSON & JOHNSON                                                                8,786,427
                                                                                               -----------

HEALTH SERVICES: 0.52%
     42,700     UNIVERSAL HEALTH SERVICES CLASS B                                                2,644,411
                                                                                               -----------

HOLDING & OTHER INVESTMENT OFFICES: 3.36%
     79,000     BOSTON PROPERTIES INCORPORATED                                                   5,178,450
    389,900     PROLOGIS<<                                                                       4,647,608
    106,985     SIMON PROPERTY GROUP INCORPORATED<<                                              7,428,003

                                                                                                17,254,061
                                                                                               -----------

HOUSEHOLD PRODUCTS, WARES: 1.10%
     76,500     AVERY DENNISON CORPORATION                                                       2,754,765
    182,800     NEWELL RUBBERMAID INCORPORATED<<                                                 2,868,132

                                                                                                 5,622,897
                                                                                               -----------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 6.39%
     34,900     3M COMPANY                                                                       2,575,620
    100,000     CUMMINS INCORPORATED                                                             4,481,000
    327,000     EMC CORPORATION+                                                                 5,572,080
    122,400     INGERSOLL-RAND PLC                                                               3,754,008
    279,900     SEAGATE TECHNOLOGY<<                                                             4,257,279
     92,200     SPX CORPORATION                                                                  5,649,094
    177,300     WESTERN DIGITAL CORPORATION+                                                     6,476,769

                                                                                                32,765,850
                                                                                               -----------

INSURANCE AGENTS, BROKERS & SERVICE: 1.20%
    287,900     UNUMPROVIDENT CORPORATION                                                        6,172,576
                                                                                               -----------

INSURANCE CARRIERS: 4.73%
     62,100     ARCH CAPITAL GROUP LIMITED+<<                                                    4,194,234
    181,125     PRUDENTIAL FINANCIAL INCORPORATED                                                9,039,949
    193,100     UNITEDHEALTH GROUP INCORPORATED                                                  4,835,224
    354,800     XL CAPITAL LIMITED CLASS A                                                       6,194,808

                                                                                                24,264,215
                                                                                               -----------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
MEDICAL & OPTICAL GOODS: 0.59%
     79,900     GARMIN LIMITED<<                                                                 3,015,426
                                                                                               -----------

144 Wells Fargo Advantage Master Portfolios                    Portfolio of Investments--September 30, 2009

EQUITY VALUE PORTFOLIO

       SHARES   SECURITY NAME                                                            VALUE
METAL MINING: 2.43%
      122,200    CLIFFS NATURAL RESOURCES INCORPORATED                                $   3,954,392
      124,200    FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B<<                    8,521,362

                                                                                         12,475,754
                                                                                      -------------

NON-DEPOSITORY CREDIT INSTITUTIONS: 1.45%
       90,800    AMERICAN EXPRESS COMPANY                                                 3,078,120
      267,400    DISCOVER FINANCIAL SERVICES                                              4,339,902

                                                                                          7,418,022
                                                                                      -------------

OIL & GAS EXTRACTION: 10.61%
      101,400    DEVON ENERGY CORPORATION                                                 6,827,262
      226,200    NEWFIELD EXPLORATION COMPANY+                                            9,627,072
      340,000    NOBLE CORPORATION                                                       12,906,400
      114,600    OCCIDENTAL PETROLEUM CORPORATION                                         8,984,640
      236,300    WHITING PETROLEUM CORPORATION+                                          13,606,154
       60,600    XTO ENERGY INCORPORATED                                                  2,503,992

                                                                                         54,455,520
                                                                                      -------------

OIL FIELD EQUIPMENT & SERVICES: 0.50%
       60,000    NATIONAL OILWELL VARCO INCORPORATED+                                     2,587,800
                                                                                      -------------

PETROLEUM REFINING & RELATED INDUSTRIES: 6.68%
      196,000    CHEVRON CORPORATION                                                     13,804,280
      127,000    CONOCOPHILLIPS                                                           5,735,320
      215,000    EXXON MOBIL CORPORATION                                                 14,751,150

                                                                                         34,290,750
                                                                                      -------------

PHARMACEUTICALS: 3.62%
       82,100    ELI LILLY & COMPANY                                                      2,711,763
       98,100    MERCK & COMPANY INCORPORATED<<                                           3,102,903
      770,000    PFIZER INCORPORATED                                                     12,743,500

                                                                                         18,558,166
                                                                                      -------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES: 1.52%
      219,900    GANNETT COMPANY INCORPORATED                                             2,750,949
      200,000    MCGRAW-HILL COMPANIES INCORPORATED                                       5,028,000

                                                                                          7,778,949
                                                                                      -------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 3.75%
       53,700    GOLDMAN SACHS GROUP INCORPORATED<<                                       9,899,595
      410,000    INVESCO LIMITED                                                          9,331,600

                                                                                         19,231,195
                                                                                      -------------

TEXTILE MILL PRODUCTS: 0.87%
       93,100    MOHAWK INDUSTRIES INCORPORATED+<<                                        4,439,939
                                                                                      -------------

TOBACCO PRODUCTS: 1.16%
       79,956    LORILLARD INCORPORATED                                                   5,940,731
                                                                                      -------------

TRANSPORTATION EQUIPMENT: 2.50%
       81,400    GENERAL DYNAMICS CORPORATION                                             5,258,440
       73,500    ITT CORPORATION                                                          3,833,025
      196,900    TEXTRON INCORPORATED<<                                                   3,737,162

                                                                                         12,828,627
                                                                                      -------------

TOTAL COMMON STOCKS (COST $458,617,786)                                                 505,946,627
                                                                                      -------------

Portfolio of Investments--September 30, 2009                   Wells Fargo Advantage Master Portfolios 145

EQUITY VALUE PORTFOLIO

       SHARES  SECURITY NAME                                                                                      VALUE
COLLATERAL FOR SECURITIES LENDING: 11.42%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 2.54%                                 YIELD
    3,258,888   AIM STIT-LIQUID ASSETS PORTFOLIO                                 0.27%(s)                     $  3,258,888
    3,258,888   BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO                     0.21(s)                         3,258,888
    3,258,888   DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL                       0.23(s)                         3,258,888
    3,258,888   DWS MONEY MARKET SERIES INSTITUTIONAL                            0.28(s)                         3,258,888

                                                                                                                13,035,552
                                                                                                              ------------

    PRINCIPAL                                                                 INTEREST RATE   MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS: 8.88%
$   1,587,664   ABN AMRO NORTH AMERICA FINANCE INCORPORATED                        0.23%        10/23/2009       1,587,440
    1,587,664   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                    0.48         10/07/2009       1,587,537
    1,044,516   ANTALIS US FUNDING CORPORATION++(p)                                0.22         10/09/2009       1,044,464
    1,253,419   BANK OF IRELAND                                                    0.53         10/01/2009       1,253,419
       83,561   BELMONT FUNDING LLC++(p)                                           0.45         10/02/2009          83,560
       83,561   BELMONT FUNDING LLC++(p)                                           0.45         10/07/2009          83,555
    1,044,516   BNP PARIBAS (PARIS)                                                0.17         10/01/2009       1,044,516
      167,122   CALCASIEU PARISH LA+/-ss                                           0.47         12/01/2027         167,122
      229,793   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY+/-ss        0.30         06/01/2028         229,793
    1,253,419   CANCARA ASSET SECURITIZATION LIMITED++(p)                          0.27         10/09/2009       1,253,343
      401,062   CHEYNE FINANCE LLC+++/-####(a)(i)                                  0.00         02/25/2008           6,618
      308,777   CHEYNE FINANCE LLC+++/-####(a)(i)                                  0.00         05/19/2008           5,095
      334,245   CITIBANK CREDIT CARD ISSUANCE TRUST++                              0.21         10/08/2009         334,231
      110,614   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                          0.40         10/01/2038         110,614
    1,253,419   CONCORD MINUTEMAN CAPITAL COMPANY++(p)                             0.40         10/13/2009       1,253,252
      334,245   COOK COUNTY IL+/-ss                                                0.70         11/01/2030         334,245
      417,806   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                COLLATERALIZED
                BY MORTGAGE BACKED SECURITIES (MATURITY VALUE $417,807)            0.08         10/01/2009         417,806
    1,253,419   CROWN POINT CAPITAL COMPANY LLC++(p)                               0.45         10/09/2009       1,253,293
    1,044,516   DANSKE BANK A/S COPENHAGEN                                         0.17         10/01/2009       1,044,516
      752,051   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                       0.50         12/15/2037         752,051
      584,929   DEXIA DELAWARE LLC                                                 0.27         10/07/2009         584,902
      208,903   ELYSIAN FUNDING LLC++(p)                                           0.45         10/01/2009         208,903
       62,671   ELYSIAN FUNDING LLC++(p)                                           0.45         10/07/2009          62,666
    1,462,322   ERASMUS CAPITAL CORPORATION++(p)                                   0.24         10/13/2009       1,462,205
    1,462,322   FORTIS FUNDING LLC++                                               0.25         10/22/2009       1,462,108
    1,116,754   GOTHAM FUNDING CORPORATION++(p)                                    0.23         10/13/2009       1,116,669
      417,806   GREENWICH CAPITAL MARKETS INCORPORATED REPURCHASE AGREEMENT
                - 102% COLLATERALIZED BY MORTGAGE BACKED
                (MATURITY VALUE $417,807)                                          0.07         10/01/2009         417,806
    1,409,814   GRYPHON FUNDING LIMITED(a)(i)                                      0.00         08/05/2010         477,927
       68,938   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss              0.36         11/01/2042          68,938
      626,709   HOUSTON TX UTILITY SYSTEM+/-ss                                     0.50         05/15/2034         626,709
      208,903   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUE+/-ss             0.35         07/01/2029         208,903
       83,561   INDIANA MUNICIPAL POWER AGENCY POWER SUPPLY SYSTEM+/-ss            0.36         01/01/2018          83,561
    1,629,444   INTESA SANPAOLO SPA                                                0.22         10/14/2009       1,629,444
      167,122   IRISH LIFE & PERMANENT PLC++                                       0.53         10/07/2009         167,108
    1,079,611   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED
                BY MORTGAGE BACKED SECURITIES (MATURITY VALUE $1,079,613)          0.06         10/01/2009       1,079,611
      125,342   KANSAS CITY MO SPECIAL OBLIGATION+/-ss                             0.36         04/15/2025         125,342
      359,731   LLOYDS TSB BANK PLC                                                0.21         10/30/2009         359,670
      607,281   MANHATTAN ASSET FUNDING COMPANY++(p)                               0.15         10/01/2009         607,281
    1,389,206   MASSACHUSETTS HEFA+/-ss                                            0.32         10/01/2034       1,389,206
    1,462,322   MATCHPOINT MASTER TRUST++(p)                                       0.22         10/16/2009       1,462,188
      179,657   MISSISSIPPI STATE GO+/-ss                                          0.40         11/01/2028         179,657
    1,336,980   MONT BLANC CAPITAL CORPORATION++(p)                                0.24         10/14/2009       1,336,864
      158,766   MONTGOMERY COUNTY TN PUBLIC BUILDING+/-ss                          0.35         02/01/2036         158,766
      626,709   NATEXIS BANQUES POPULAIRES                                         0.20         10/01/2009         626,709
       83,561   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                           0.70         01/01/2018          83,561

146 Wells Fargo Advantage Master Portfolios                    Portfolio of Investments--September 30, 2009

EQUITY VALUE PORTFOLIO

   PRINCIPAL   SECURITY NAME                                           INTEREST RATE    MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$  1,044,516   NIEUW AMSTERDAM RECEIVABLES CORPORATION++(p)                0.23%          10/01/2009     $  1,044,516
     265,725   NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                    0.36           01/01/2034          265,725
   1,462,322   ROMULUS FUNDING CORPORATION++(p)                            0.55           10/16/2009        1,461,987
   1,253,419   ROYAL BANK OF SCOTLAND CT                                   0.23           10/14/2009        1,253,419
   1,462,322   SALISBURY RECEIVABLES COMPANY++(p)                          0.22           10/21/2009        1,462,143
   1,253,419   SCALDIS CAPITAL LIMITED++(p)                                0.27           10/16/2009        1,253,278
   1,462,322   SOLITAIRE FUNDING LLC++(p)                                  0.26           10/13/2009        1,462,195
     960,954   SURREY FUNDING CORPORATION++(p)                             0.23           10/20/2009          960,838
   1,253,419   TASMAN FUNDING INCORPORATED++(p)                            0.25           10/15/2009        1,253,297
   1,462,322   THAMES ASSET GLOBAL SECURITIZATION #1
               INCORPORATED++(p)                                           0.22           10/19/2009        1,462,161
     376,026   TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss           0.35           07/01/2032          376,026
   1,295,199   UNICREDITO ITALIANO (NEW YORK)                              0.25           10/13/2009        1,295,199
     125,342   VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss           0.38           12/15/2040          125,342
     503,649   VICTORIA FINANCE LLC+++/-####(a)(i)                         0.17           07/28/2008          231,679
     292,468   VICTORIA FINANCE LLC+++/-####(a)(i)                         0.20           08/07/2008          134,535
     357,374   VICTORIA FINANCE LLC+++/-####(a)(i)                         0.29           04/30/2008          164,392
     579,988   VICTORIA FINANCE LLC+++/-####(a)(i)                         0.30           02/15/2008          266,795
   1,253,419   VICTORY RECEIVABLES CORPORATION++(p)                        0.22           10/07/2009        1,253,374

                                                                                                           45,560,075
                                                                                                         ------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $59,610,786)                                                 58,595,627
                                                                                                         ------------

      SHARES                                                             YIELD
SHORT-TERM INVESTMENTS: 1.60%
    8,206,295  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++              0.22(s)                            8,206,295
                                                                                                         ------------

TOTAL SHORT-TERM INVESTMENTS (COST $8,206,295)                                                              8,206,295
                                                                                                         ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $526,434,867)*                                          111.62%                                    $572,748,549

OTHER ASSETS AND LIABILITIES, NET                             (11.62)                                     (59,632,845)
                                                              ------                                     ------------

TOTAL NET ASSETS                                              100.00%                                    $513,115,704
                                                              ------                                     ------------

----------
+     Non-income earning securities.

<<    All or a portion of this security is on loan.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

(p)   Asset-backed commercial paper.

+/-   Variable rate investments.

ss These securities are subject to a demand feature which reduces the effective maturity.

#### This security is currently in default with regards to scheduled interest and/or principal payments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)   Illiquid security.

(s)   Rate shown is the 1-day annualized yield at period end.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The fund does not pay an investment advisory fee for such investments.

+++   Short-term security of an affiliate of the Fund with a cost of $8,206,295.

* Cost for federal income tax purposes is $529,915,180 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation           $ 70,871,152
Gross unrealized depreciation            (28,037,783)
                                        ------------
Net unrealized appreciation             $ 42,833,369

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments--September 30, 2009                                    Wells Fargo Advantage Master Portfolios 147

INDEX PORTFOLIO

     SHARES     SECURITY NAME                                                                                          VALUE
COMMON STOCKS: 99.56%

AEROSPACE, DEFENSE: 0.20%
     81,629     RAYTHEON COMPANY                                                                                    $  3,915,743
                                                                                                                    ------------

APPAREL & ACCESSORY STORES: 0.70%
     18,438     ABERCROMBIE & FITCH COMPANY CLASS A<<                                                                    606,241
    100,941     GAP INCORPORATED                                                                                       2,160,137
     64,060     KOHL'S CORPORATION+                                                                                    3,654,623
     55,973     LIMITED BRANDS INCORPORATED                                                                              950,981
     81,494     NIKE INCORPORATED CLASS B                                                                              5,272,662
     34,534     NORDSTROM INCORPORATED<<                                                                               1,054,668

                                                                                                                      13,699,312
                                                                                                                    ------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 0.12%
     12,121     POLO RALPH LAUREN CORPORATION                                                                            928,711
     18,691     VF CORPORATION                                                                                         1,353,789

                                                                                                                       2,282,500
                                                                                                                    ------------

AUTO & TRUCKS: 0.25%
    675,295     FORD MOTOR COMPANY<<+                                                                                  4,868,877
                                                                                                                    ------------

AUTO PARTS & EQUIPMENT: 0.16%
    124,828     JOHNSON CONTROLS INCORPORATED                                                                          3,190,604
                                                                                                                    ------------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 0.12%
     19,779     AUTONATION INCORPORATED<<+                                                                               357,604
      6,758     AUTOZONE INCORPORATED<<+                                                                                 988,155
     28,665     O'REILLY AUTOMOTIVE INCORPORATED<<+                                                                    1,035,953

                                                                                                                       2,381,712
                                                                                                                    ------------

AUTOMOTIVE REPAIR, SERVICES & PARKING: 0.02%
     11,729     RYDER SYSTEM INCORPORATED                                                                                458,135
                                                                                                                    ------------

BIOPHARMACEUTICALS: 0.93%
     96,143     CELGENE CORPORATION+                                                                                   5,374,394
     15,648     CEPHALON INCORPORATED<<+                                                                                 911,340
     56,666     GENZYME CORPORATION+                                                                                   3,214,662
    189,564     GILEAD SCIENCES INCORPORATED+                                                                          8,829,891

                                                                                                                      18,330,287
                                                                                                                    ------------

BIOTECHNOLOGY: 0.90%
    212,879     AMGEN INCORPORATED+                                                                                   12,821,702
     60,554     BIOGEN IDEC INCORPORATED+                                                                              3,059,188
     36,967     LIFE TECHNOLOGIES CORPORATION+                                                                         1,720,814

                                                                                                                      17,601,704
                                                                                                                    ------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.11%
     57,833     D.R. HORTON INCORPORATED                                                                                 659,875
     15,509     KB HOME<<                                                                                                257,604
     32,328     LENNAR CORPORATION CLASS A<<                                                                             460,674
     66,260     PULTE HOMES INCORPORATED<<                                                                               728,197

                                                                                                                       2,106,350
                                                                                                                    ------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 0.93%
     27,712     FASTENAL COMPANY<<                                                                                     1,072,454
    357,335     HOME DEPOT INCORPORATED<<                                                                              9,519,404
    309,748     LOWE'S COMPANIES INCORPORATED                                                                          6,486,123

148 Wells Fargo Advantage Master Portfolios                                     Portfolio of Investments--September 30, 2009

INDEX PORTFOLIO

     SHARES     SECURITY NAME                                                                                          VALUE
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS (continued)
     20,477     SHERWIN-WILLIAMS COMPANY<<                                                                          $  1,231,896

                                                                                                                      18,309,877
                                                                                                                    ------------

BUSINESS SERVICES: 5.70%
    110,058     ADOBE SYSTEMS INCORPORATED+                                                                            3,636,316
     20,469     AFFILIATED COMPUTER SERVICES INCORPORATED CLASS A+                                                     1,108,806
     48,160     AUTODESK INCORPORATED+                                                                                 1,146,208
    105,268     AUTOMATIC DATA PROCESSING INCORPORATED                                                                 4,137,032
     38,570     BMC SOFTWARE INCORPORATED+                                                                             1,447,532
     83,453     CA INCORPORATED                                                                                        1,835,131
     38,372     CITRIX SYSTEMS INCORPORATED+                                                                           1,505,334
     61,467     COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                                    2,376,314
     31,801     COMPUTER SCIENCES CORPORATION+                                                                         1,676,231
     49,796     COMPUWARE CORPORATION+                                                                                   365,005
     25,753     CONVERGYS CORPORATION+                                                                                   255,985
     26,492     EQUIFAX INCORPORATED                                                                                     771,977
     65,293     FIDELITY NATIONAL INFORMATION SERVICES INCORPORATED<<                                                  1,665,624
     32,363     FISERV INCORPORATED+                                                                                   1,559,897
     38,234     IMS HEALTH INCORPORATED                                                                                  586,892
    101,906     INTERPUBLIC GROUP OF COMPANIES INCORPORATED<<+                                                           766,333
     67,725     INTUIT INCORPORATED+                                                                                   1,930,163
     37,781     IRON MOUNTAIN INCORPORATED<<+                                                                          1,007,241
    109,893     JUNIPER NETWORKS INCORPORATED<<+                                                                       2,969,309
     20,114     MASTERCARD INCORPORATED CLASS A<<                                                                      4,066,045
     32,954     MCAFEE INCORPORATED+                                                                                   1,443,056
  1,625,152     MICROSOFT CORPORATION                                                                                 42,075,185
     26,393     MONSTER WORLDWIDE INCORPORATED+                                                                          461,350
     72,700     NOVELL INCORPORATED+                                                                                     327,877
     65,147     OMNICOM GROUP INCORPORATED                                                                             2,406,530
    818,759     ORACLE CORPORATION                                                                                    17,062,938
     39,412     RED HAT INCORPORATED+                                                                                  1,089,348
     31,836     ROBERT HALF INTERNATIONAL INCORPORATED<<                                                                 796,537
     22,875     SALESFORCE.COM INCORPORATED<<+                                                                         1,302,274
    157,931     SUN MICROSYSTEMS INCORPORATED+                                                                         1,435,591
    170,748     SYMANTEC CORPORATION<<+                                                                                2,812,220
     41,328     TOTAL SYSTEM SERVICES INCORPORATED<<                                                                     665,794
     40,432     VERISIGN INCORPORATED<<+                                                                                 957,834
    250,069     YAHOO! INCORPORATED<<+                                                                                 4,453,729

                                                                                                                     112,103,638
                                                                                                                    ------------

CASINO & GAMING: 0.12%
     62,114     INTERNATIONAL GAME TECHNOLOGY<<                                                                        1,334,209
     14,453     WYNN RESORTS LIMITED<<+                                                                                1,024,573

                                                                                                                       2,358,782
                                                                                                                    ------------

CHEMICALS & ALLIED PRODUCTS: 1.96%
     44,040     AIR PRODUCTS & CHEMICALS INCORPORATED                                                                  3,416,623
     10,158     CF INDUSTRIES HOLDINGS INCORPORATED                                                                      875,924
    239,743     DOW CHEMICAL COMPANY                                                                                   6,250,100
    189,428     E.I. DU PONT DE NEMOURS & COMPANY                                                                      6,088,216
     15,233     EASTMAN CHEMICAL COMPANY                                                                                 815,575
     49,646     ECOLAB INCORPORATED                                                                                    2,295,135
     15,197     FMC CORPORATION                                                                                          854,831
     16,559     INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                                          628,083
    114,442     MONSANTO COMPANY                                                                                       8,857,811

Portfolio of Investments--September 30, 2009                                    Wells Fargo Advantage Master Portfolios 149

INDEX PORTFOLIO

     SHARES     SECURITY NAME                                                                                          VALUE
CHEMICALS & ALLIED PRODUCTS (continued)
     34,570     PPG INDUSTRIES INCORPORATED<<                                                                       $  2,012,320
     64,315     PRAXAIR INCORPORATED                                                                                   5,253,892
     25,536     SIGMA-ALDRICH CORPORATION                                                                              1,378,433

                                                                                                                      38,726,943
                                                                                                                    ------------

COAL MINING: 0.22%
     37,881     CONSOL ENERGY INCORPORATED                                                                             1,708,812
     17,917     MASSEY ENERGY COMPANY                                                                                    499,705
     56,108     PEABODY ENERGY CORPORATION                                                                             2,088,340

                                                                                                                       4,296,857
                                                                                                                    ------------

COMMUNICATIONS: 5.17%
     82,728     AMERICAN TOWER CORPORATION CLASS A+                                                                    3,011,299
  1,236,847     AT&T INCORPORATED                                                                                     33,407,237
     62,316     CENTURYTEL INCORPORATED                                                                                2,093,818
    601,610     COMCAST CORPORATION CLASS A                                                                           10,161,193
     94,241     DIRECTV GROUP INCORPORATED<<+                                                                          2,599,167
     54,628     METROPCS COMMUNICATIONS INCORPORATED+                                                                    511,318
    471,324     NEWS CORPORATION CLASS A                                                                               5,651,175
    310,776     QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED<<                                                      1,184,057
     18,703     SCRIPPS NETWORKS INTERACTIVE INCORPORATED                                                                691,076
    602,879     SPRINT NEXTEL CORPORATION<<+                                                                           2,381,372
     73,457     TIME WARNER CABLE INCORPORATED<<+                                                                      3,165,262
    248,546     TIME WARNER INCORPORATED                                                                               7,153,163
    595,492     VERIZON COMMUNICATIONS INCORPORATED                                                                   18,025,543
    389,619     WALT DISNEY COMPANY<<                                                                                 10,698,938
     91,549     WINDSTREAM CORPORATION                                                                                   927,391

                                                                                                                     101,662,009
                                                                                                                    ------------

COMPUTER SOFTWARE & SERVICES: 0.04%
     36,141     AKAMAI TECHNOLOGIES INCORPORATED+                                                                        711,255
                                                                                                                    ------------

COSMETICS, PERSONAL CARE: 2.41%
     89,503     AVON PRODUCTS INCORPORATED                                                                             3,039,522
    104,487     COLGATE-PALMOLIVE COMPANY                                                                              7,970,268
     24,741     ESTEE LAUDER COMPANIES INCORPORATED CLASS A                                                              917,396
    611,902     PROCTER & GAMBLE COMPANY                                                                              35,441,364

                                                                                                                      47,368,550
                                                                                                                    ------------

CONSTRUCTION SPECIAL TRADE CONTRACTORS: 0.05%
     41,576     QUANTA SERVICES INCORPORATED+                                                                            920,077
                                                                                                                    ------------

DEPOSITORY INSTITUTIONS: 7.93%
  1,813,679     BANK OF AMERICA CORPORATION                                                                           30,687,442
    252,155     BANK OF NEW YORK MELLON CORPORATION                                                                    7,309,973
    142,884     BB&T CORPORATION<<                                                                                     3,892,160
  2,734,015     CITIGROUP INCORPORATED                                                                                13,232,633
     31,678     COMERICA INCORPORATED                                                                                    939,886
    166,725     FIFTH THIRD BANCORP                                                                                    1,688,924
     45,833     FIRST HORIZON NATIONAL CORPORATION<<+                                                                    606,366
     98,878     HUDSON CITY BANCORP INCORPORATED                                                                       1,300,246
    139,243     HUNTINGTON BANCSHARES INCORPORATED<<                                                                     655,835
    824,405     JPMORGAN CHASE & COMPANY                                                                              36,125,427
    184,173     KEYCORP                                                                                                1,197,125
     17,309     M&T BANK CORPORATION<<                                                                                 1,078,697
     77,169     MARSHALL & ILSLEY CORPORATION                                                                            622,754

150 Wells Fargo Advantage Master Portfolios                                      Portfolio of Investments--September 30, 2009

INDEX PORTFOLIO

     SHARES     SECURITY NAME                                                                                          VALUE
DEPOSITORY INSTITUTIONS (continued)
     50,606     NORTHERN TRUST CORPORATION                                                                          $  2,943,245
     96,726     PNC FINANCIAL SERVICES GROUP                                                                           4,699,916
    249,086     REGIONS FINANCIAL CORPORATION<<                                                                        1,546,824
    103,662     STATE STREET CORPORATION                                                                               5,452,621
    104,571     SUNTRUST BANKS INCORPORATED                                                                            2,358,076
    400,817     US BANCORP                                                                                             8,761,860
    979,333     WELLS FARGO & COMPANY(l)                                                                              27,597,613
    147,068     WESTERN UNION COMPANY                                                                                  2,782,527
     26,505     ZIONS BANCORPORATION<<                                                                                   476,295

                                                                                                                     155,956,445
                                                                                                                    ------------

E-COMMERCE/SERVICES: 0.61%
     69,701     AMAZON.COM INCORPORATED<<+                                                                             6,507,285
    235,347     EBAY INCORPORATED+                                                                                     5,556,543

                                                                                                                      12,063,828
                                                                                                                    ------------

EATING & DRINKING PLACES: 0.88%
     29,231     DARDEN RESTAURANTS INCORPORATED                                                                          997,654
    228,784     MCDONALD'S CORPORATION                                                                                13,056,703
     97,806     YUM! BRANDS INCORPORATED                                                                               3,301,931

                                                                                                                      17,356,288
                                                                                                                    ------------

EDUCATIONAL SERVICES: 0.14%
     26,741     APOLLO GROUP INCORPORATED CLASS A+                                                                     1,970,009
     12,979     DEVRY INCORPORATED                                                                                       717,998

                                                                                                                       2,688,007
                                                                                                                    ------------

ELECTRIC, GAS & SANITARY SERVICES: 4.17%
    139,828     AES CORPORATION+                                                                                       2,072,251
     35,529     ALLEGHENY ENERGY INCORPORATED<<                                                                          942,229
     48,923     AMEREN CORPORATION                                                                                     1,236,773
     99,952     AMERICAN ELECTRIC POWER COMPANY INCORPORATED                                                           3,097,512
     81,003     CENTERPOINT ENERGY INCORPORATED                                                                        1,006,867
     47,989     CMS ENERGY CORPORATION<<                                                                                 643,053
     57,646     CONSOLIDATED EDISON INCORPORATED                                                                       2,360,027
     42,059     CONSTELLATION ENERGY GROUP INCORPORATED                                                                1,361,450
    124,785     DOMINION RESOURCES INCORPORATED                                                                        4,305,083
     34,479     DTE ENERGY COMPANY                                                                                     1,211,592
    271,839     DUKE ENERGY CORPORATION                                                                                4,278,746
    106,281     DYNEGY INCORPORATED CLASS A+                                                                             271,017
     68,301     EDISON INTERNATIONAL                                                                                   2,293,548
    146,995     EL PASO CORPORATION                                                                                    1,516,988
     41,044     ENTERGY CORPORATION<<                                                                                  3,277,774
    138,166     EXELON CORPORATION                                                                                     6,855,797
     63,904     FIRSTENERGY CORPORATION<<                                                                              2,921,691
     86,256     FPL GROUP INCORPORATED                                                                                 4,763,919
     65,481     FRONTIER COMMUNICATIONS CORPORATION<<                                                                    493,727
     16,020     INTEGRYS ENERGY GROUP INCORPORATED                                                                       574,958
      9,480     NICOR INCORPORATED                                                                                       346,873
     57,720     NISOURCE INCORPORATED                                                                                    801,731
     36,745     NORTHEAST UTILITIES                                                                                      872,326
     46,291     PEPCO HOLDINGS INCORPORATED                                                                              688,810
     77,709     PG&E CORPORATION                                                                                       3,146,437
     21,215     PINNACLE WEST CAPITAL CORPORATION                                                                        696,276
     78,944     PPL CORPORATION                                                                                        2,395,161

Portfolio of Investments--September 30, 2009                                    Wells Fargo Advantage Master Portfolios 151

INDEX PORTFOLIO

     SHARES     SECURITY NAME                                                                                          VALUE
ELECTRIC, GAS & SANITARY SERVICES (continued)
     58,550     PROGRESS ENERGY INCORPORATED                                                                        $  2,286,963
    106,071     PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                                           3,334,872
     36,524     QUESTAR CORPORATION                                                                                    1,371,841
     67,569     REPUBLIC SERVICES INCORPORATED                                                                         1,795,308
     23,115     SCANA CORPORATION                                                                                        806,714
     51,431     SEMPRA ENERGY                                                                                          2,561,778
    135,405     SPECTRA ENERGY CORPORATION                                                                             2,564,571
     17,829     STERICYCLE INCORPORATED+                                                                                 863,815
     44,808     TECO ENERGY INCORPORATED<<                                                                               630,897
    166,880     THE SOUTHERN COMPANY                                                                                   5,285,090
    103,285     WASTE MANAGEMENT INCORPORATED<<                                                                        3,079,944
     24,508     WISCONSIN ENERGY CORPORATION                                                                           1,107,026
     95,536     XCEL ENERGY INCORPORATED                                                                               1,838,113

                                                                                                                      81,959,548
                                                                                                                    ------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 6.45%
    117,563     ADVANCED MICRO DEVICES INCORPORATED<<+                                                                   665,407
     61,671     ALTERA CORPORATION<<                                                                                   1,264,872
     35,935     AMPHENOL CORPORATION CLASS A                                                                           1,354,031
     61,118     ANALOG DEVICES INCORPORATED                                                                            1,685,634
     90,443     BROADCOM CORPORATION CLASS A<<+                                                                        2,775,696
     19,188     CIENA CORPORATION<<+                                                                                     312,381
  1,209,151     CISCO SYSTEMS INCORPORATED+                                                                           28,463,415
    157,559     EMERSON ELECTRIC COMPANY                                                                               6,314,965
  2,227,760     GENERAL ELECTRIC COMPANY                                                                              36,579,819
     14,534     HARMAN INTERNATIONAL INDUSTRIES INCORPORATED<<                                                           492,412
     27,476     HARRIS CORPORATION                                                                                     1,033,098
     38,656     JABIL CIRCUIT INCORPORATED                                                                               518,377
     45,491     JDS UNIPHASE CORPORATION+                                                                                323,441
     35,778     KLA-TENCOR CORPORATION<<                                                                               1,282,999
     24,438     L-3 COMMUNICATIONS HOLDINGS INCORPORATED                                                               1,962,860
     46,600     LINEAR TECHNOLOGY CORPORATION<<                                                                        1,287,558
    136,664     LSI LOGIC CORPORATION+                                                                                   750,285
     46,864     MEMC ELECTRONIC MATERIALS INCORPORATED+                                                                  779,348
     38,352     MICROCHIP TECHNOLOGY INCORPORATED<<                                                                    1,016,328
    177,528     MICRON TECHNOLOGY INCORPORATED<<+                                                                      1,455,730
     28,493     MOLEX INCORPORATED                                                                                       594,934
    481,189     MOTOROLA INCORPORATED                                                                                  4,133,414
     49,066     NATIONAL SEMICONDUCTOR CORPORATION                                                                       700,172
     70,513     NETAPP INCORPORATED<<+                                                                                 1,881,287
     20,457     NOVELLUS SYSTEMS INCORPORATED+                                                                           429,188
    114,838     NVIDIA CORPORATION<<+                                                                                  1,726,015
     24,757     QLOGIC CORPORATION+                                                                                      425,820
    348,478     QUALCOMM INCORPORATED                                                                                 15,674,540
     33,048     ROCKWELL COLLINS INCORPORATED                                                                          1,678,838
     83,052     TELLABS INCORPORATED+                                                                                    574,720
    264,438     TEXAS INSTRUMENTS INCORPORATED                                                                         6,264,536
     15,519     WHIRLPOOL CORPORATION<<                                                                                1,085,709
     57,862     XILINX INCORPORATED                                                                                    1,355,128

                                                                                                                     126,842,957
                                                                                                                    ------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 0.30%
     37,706     FLUOR CORPORATION                                                                                      1,917,350
     25,976     JACOBS ENGINEERING GROUP INCORPORATED+                                                                 1,193,597
     41,115     MOODY'S CORPORATION<<                                                                                    841,213

152 Wells Fargo Advantage Master Portfolios                                     Portfolio of Investments--September 30, 2009

INDEX PORTFOLIO

     SHARES     SECURITY NAME                                                                                          VALUE
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES (continued)
     67,349     PAYCHEX INCORPORATED                                                                                $  1,956,488

                                                                                                                       5,908,648
                                                                                                                    ------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 0.31%
     19,730     BALL CORPORATION                                                                                         970,716
     31,497     FORTUNE BRANDS INCORPORATED                                                                            1,353,741
     80,732     ILLINOIS TOOL WORKS INCORPORATED                                                                       3,448,064
     12,098     SNAP-ON INCORPORATED                                                                                     420,526

                                                                                                                       6,193,047
                                                                                                                    ------------

FINANCIAL SERVICES: 0.03%
     38,178     Janus Capital Group Incorporated                                                                         541,364
                                                                                                                    ------------

FOOD & KINDRED PRODUCTS: 4.23%
    134,594     ARCHER DANIELS MIDLAND COMPANY                                                                         3,932,837
     40,391     CAMPBELL SOUP COMPANY                                                                                  1,317,554
     66,489     COCA-COLA ENTERPRISES INCORPORATED                                                                     1,423,529
     92,678     CONAGRA FOODS INCORPORATED                                                                             2,009,259
     41,655     CONSTELLATION BRANDS INCORPORATED CLASS A+                                                               631,073
     53,253     DR PEPPER SNAPPLE GROUP INCORPORATED+                                                                  1,531,024
     68,218     GENERAL MILLS INCORPORATED                                                                             4,391,875
     66,074     H.J. HEINZ COMPANY                                                                                     2,626,442
     14,630     HORMEL FOODS CORPORATION                                                                                 519,658
     24,935     JM SMUCKER COMPANY                                                                                     1,321,804
     53,772     KELLOGG COMPANY                                                                                        2,647,196
    309,204     KRAFT FOODS INCORPORATED CLASS A                                                                       8,122,789
     27,396     MCCORMICK & COMPANY INCORPORATED<<                                                                       929,820
     32,871     MOLSON COORS BREWING COMPANY<<                                                                         1,600,160
     30,197     PEPSI BOTTLING GROUP INCORPORATED                                                                      1,100,379
    326,581     PEPSICO INCORPORATED                                                                                  19,157,241
    145,834     SARA LEE CORPORATION                                                                                   1,624,591
    485,817     THE COCA-COLA COMPANY                                                                                 26,088,373
     34,764     THE HERSHEY COMPANY                                                                                    1,350,929
     64,005     TYSON FOODS INCORPORATED CLASS A                                                                         808,383

                                                                                                                      83,134,916
                                                                                                                    ------------

FOOD STORES: 0.44%
    136,566     KROGER COMPANY                                                                                         2,818,722
     87,313     SAFEWAY INCORPORATED                                                                                   1,721,812
    154,522     STARBUCKS CORPORATION<<+                                                                               3,190,879
     29,449     WHOLE FOODS MARKET INCORPORATED<<+                                                                       897,900

                                                                                                                       8,629,313
                                                                                                                    ------------

FORESTRY: 0.08%
     44,307     WEYERHAEUSER COMPANY                                                                                   1,623,852
                                                                                                                    ------------

FURNITURE & FIXTURES: 0.13%
     32,731     LEGGETT & PLATT INCORPORATED                                                                             634,981
     75,300     MASCO CORPORATION                                                                                        972,876
     58,215     NEWELL RUBBERMAID INCORPORATED<<                                                                         913,393

                                                                                                                       2,521,250
                                                                                                                    ------------

GENERAL MERCHANDISE STORES: 1.94%
     17,321     BIG LOTS INCORPORATED+                                                                                   433,371
     29,291     FAMILY DOLLAR STORES INCORPORATED                                                                        773,282
     49,446     JCPENNEY COMPANY INCORPORATED                                                                          1,668,803
     88,156     MACY'S INCORPORATED                                                                                    1,612,374

Portfolio of Investments--September 30, 2009                                    Wells Fargo Advantage Master Portfolios 153

INDEX PORTFOLIO

     SHARES     SECURITY NAME                                                                                          VALUE
GENERAL MERCHANDISE STORES (continued)
     10,460     SEARS HOLDINGS CORPORATION<<+                                                                       $    683,143
    157,616     TARGET CORPORATION                                                                                     7,357,515
     88,854     TJX COMPANIES INCORPORATED                                                                             3,300,926
    452,775     WAL-MART STORES INCORPORATED                                                                          22,226,725

                                                                                                                      38,056,139
                                                                                                                    ------------

HEALTHCARE: 1.87%
     33,769     HOSPIRA INCORPORATED+                                                                                  1,506,097
    577,715     JOHNSON & JOHNSON                                                                                     35,177,066

                                                                                                                      36,683,163
                                                                                                                    ------------

HEALTH SERVICES: 0.38%
     75,402     CARDINAL HEALTH INCORPORATED                                                                           2,020,774
     21,802     DAVITA INCORPORATED+                                                                                   1,234,865
     35,566     HUMANA INCORPORATED+                                                                                   1,326,612
     22,703     LABORATORY CORPORATION OF AMERICA HOLDINGS<<+                                                          1,491,587
     90,767     TENET HEALTHCARE CORPORATION+                                                                            533,710
     22,164     WATSON PHARMACEUTICALS INCORPORATED+                                                                     812,089

                                                                                                                       7,419,637
                                                                                                                    ------------

HOLDING & OTHER INVESTMENT OFFICES: 1.09%
     24,536     APARTMENT INVESTMENT & MANAGEMENT COMPANY CLASS A                                                        361,905
     16,757     AVALONBAY COMMUNITIES INCORPORATED<<                                                                   1,218,748
     29,052     BOSTON PROPERTIES INCORPORATED                                                                         1,904,359
     57,435     EQUITY RESIDENTIAL                                                                                     1,763,255
     61,443     HCP INCORPORATED                                                                                       1,765,872
    126,598     HOST HOTELS & RESORTS INCORPORATED<<                                                                   1,490,058
     78,899     KIMCO REALTY CORPORATION                                                                               1,028,843
     34,131     PLUM CREEK TIMBER COMPANY<<                                                                            1,045,774
     92,826     PROLOGIS<<                                                                                             1,106,486
     28,428     PUBLIC STORAGE INCORPORATED                                                                            2,138,923
     59,755     SIMON PROPERTY GROUP INCORPORATED<<                                                                    4,148,768
     32,816     VENTAS INCORPORATED                                                                                    1,263,416
     32,728     VORNADO REALTY TRUST                                                                                   2,108,010

                                                                                                                      21,344,417
                                                                                                                    ------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES: 0.24%
     54,901     BED BATH & BEYOND INCORPORATED<<+                                                                      2,060,984
     71,572     BEST BUY COMPANY INCORPORATED                                                                          2,685,381

                                                                                                                       4,746,365
                                                                                                                    ------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.17%
     52,696     MARRIOTT INTERNATIONAL INCORPORATED CLASS A<<                                                          1,453,883
     39,166     STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED<<                                                     1,293,653
     37,444     WYNDHAM WORLDWIDE CORPORATION                                                                            611,086

                                                                                                                       3,358,622
                                                                                                                    ------------

HOUSEHOLD PRODUCTS, WARES: 0.13%
     23,635     AVERY DENNISON CORPORATION                                                                               851,096
     29,212     CLOROX COMPANY                                                                                         1,718,250

                                                                                                                       2,569,346
                                                                                                                    ------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 8.93%
    146,392     3M COMPANY                                                                                            10,803,730
    187,794     APPLE INCORPORATED+                                                                                   34,811,374
    279,593     APPLIED MATERIALS INCORPORATED                                                                         3,746,546
     64,961     BAKER HUGHES INCORPORATED<<                                                                            2,771,236

154 Wells Fargo Advantage Master Portfolios                                     Portfolio of Investments--September 30, 2009

INDEX PORTFOLIO

     SHARES     SECURITY NAME                                                                                          VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)
     12,613     BLACK & DECKER CORPORATION                                                                          $    583,856
     46,088     CAMERON INTERNATIONAL CORPORATION+                                                                     1,743,048
    130,245     CATERPILLAR INCORPORATED<<                                                                             6,685,476
     42,305     CUMMINS INCORPORATED                                                                                   1,895,687
     88,664     DEERE & COMPANY                                                                                        3,805,459
    360,771     DELL INCORPORATED+                                                                                     5,505,365
     39,020     DOVER CORPORATION                                                                                      1,512,415
     34,715     EATON CORPORATION                                                                                      1,964,522
    423,892     EMC CORPORATION+                                                                                       7,223,120
     11,724     FLOWSERVE CORPORATION                                                                                  1,155,283
     25,670     FMC TECHNOLOGIES INCORPORATED+                                                                         1,341,001
     34,521     GAMESTOP CORPORATION CLASS A<<+                                                                          913,771
    497,059     HEWLETT-PACKARD COMPANY                                                                               23,466,155
  1,173,537     INTEL CORPORATION                                                                                     22,966,119
    274,807     INTERNATIONAL BUSINESS MACHINES CORPORATION                                                           32,869,665
     16,370     LEXMARK INTERNATIONAL INCORPORATED+                                                                      352,610
     24,722     PALL CORPORATION                                                                                         798,026
     33,650     PARKER HANNIFIN CORPORATION                                                                            1,744,416
     43,405     PITNEY BOWES INCORPORATED                                                                              1,078,614
     47,599     SANDISK CORPORATION<<+                                                                                 1,032,898
     46,232     SMITH INTERNATIONAL INCORPORATED<<                                                                     1,326,858
     16,635     STANLEY WORKS                                                                                            710,148
     36,015     TERADATA CORPORATION+                                                                                    991,133
     47,102     WESTERN DIGITAL CORPORATION+                                                                           1,720,636

                                                                                                                     175,519,167
                                                                                                                    ------------

INFORMATION & BUSINESS SERVICES: 1.27%
     50,436     Google Incorporated Class A+                                                                          25,008,691
                                                                                                                    ------------

INSURANCE CARRIERS: 3.46%
     91,505     AETNA INCORPORATED                                                                                     2,546,584
     98,009     AFLAC INCORPORATED                                                                                     4,188,905
    112,445     ALLSTATE CORPORATION<<                                                                                 3,443,066
     28,211     AMERICAN INTERNATIONAL GROUP INCORPORATED+                                                             1,244,387
     57,541     AON CORPORATION                                                                                        2,341,343
     24,721     ASSURANT INCORPORATED                                                                                    792,555
     73,351     CHUBB CORPORATION                                                                                      3,697,624
     57,168     CIGNA CORPORATION                                                                                      1,605,849
     34,094     CINCINNATI FINANCIAL CORPORATION                                                                         886,103
    100,878     GENWORTH FINANCIAL INCORPORATED+                                                                       1,205,492
     80,555     HARTFORD FINANCIAL SERVICES GROUP INCORPORATED<<                                                       2,134,708
     39,848     LEUCADIA NATIONAL CORPORATION                                                                            985,043
     63,329     LINCOLN NATIONAL CORPORATION                                                                           1,640,854
     76,253     LOEWS CORPORATION                                                                                      2,611,665
    109,812     MARSH & MCLENNAN COMPANIES INCORPORATED                                                                2,715,651
     33,138     MBIA INCORPORATED<<+                                                                                     257,151
    171,615     METLIFE INCORPORATED<<                                                                                 6,533,383
     66,860     PRINCIPAL FINANCIAL GROUP INCORPORATED                                                                 1,831,295
     97,061     PRUDENTIAL FINANCIAL INCORPORATED<<                                                                    4,844,315
    142,258     THE PROGRESSIVE CORPORATION                                                                            2,358,638
    118,980     THE TRAVELERS COMPANIES INCORPORATED                                                                   5,857,385
     17,343     TORCHMARK CORPORATION                                                                                    753,217
    243,684     UNITEDHEALTH GROUP INCORPORATED                                                                        6,101,847
     69,476     UNUMPROVIDENT CORPORATION                                                                              1,489,565
     99,588     WELLPOINT INCORPORATED+                                                                                4,716,488

Portfolio of Investments--September 30, 2009                                    Wells Fargo Advantage Master Portfolios 155

INDEX PORTFOLIO

     SHARES     SECURITY NAME                                                                                          VALUE
INSURANCE CARRIERS (continued)
     71,731     XL CAPITAL LIMITED CLASS A                                                                          $  1,252,423

                                                                                                                      68,035,536
                                                                                                                    ------------


LEATHER & LEATHER PRODUCTS: 0.11%
     66,681     COACH INCORPORATED                                                                                     2,195,139
                                                                                                                    ------------


MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 1.35%
     72,347     AGILENT TECHNOLOGIES INCORPORATED+                                                                     2,013,417
     50,184     BECTON DICKINSON & COMPANY                                                                             3,500,334
    316,024     BOSTON SCIENTIFIC CORPORATION+                                                                         3,346,697
     20,463     C.R. BARD INCORPORATED                                                                                 1,608,596
     37,832     CAREFUSION CORPORATION+                                                                                  824,738
     54,292     DANAHER CORPORATION                                                                                    3,654,937
     31,150     DENTSPLY INTERNATIONAL INCORPORATED<<                                                                  1,075,921
     56,224     EASTMAN KODAK COMPANY<<                                                                                  268,751
     31,755     FLIR SYSTEMS INCORPORATED<<+                                                                             888,187
     11,644     MILLIPORE CORPORATION+                                                                                   818,923
     24,465     PERKINELMER INCORPORATED<<                                                                               470,707
     32,708     QUEST DIAGNOSTICS INCORPORATED                                                                         1,707,031
     29,759     ROCKWELL AUTOMATION PLC                                                                                1,267,733
     36,596     TERADYNE INCORPORATED<<+                                                                                 338,513
     85,563     THERMO FISHER SCIENTIFIC INCORPORATED<<+                                                               3,736,536
     20,023     WATERS CORPORATION+                                                                                    1,118,485

                                                                                                                      26,639,506
                                                                                                                    ------------

MEDICAL EQUIPMENT & SUPPLIES: 0.74%
      7,952     INTUITIVE SURGICAL INCORPORATED<<+                                                                     2,085,412
    232,025     MEDTRONIC INCORPORATED                                                                                 8,538,520
     72,949     ST. JUDE MEDICAL INCORPORATED+                                                                         2,845,740
     26,315     VARIAN MEDICAL SYSTEMS INCORPORATED<<+                                                                 1,108,651

                                                                                                                      14,578,323
                                                                                                                    ------------

MEDICAL MANAGEMENT SERVICES: 0.54%
     31,356     COVENTRY HEALTH CARE INCORPORATED+                                                                       625,866
     57,527     EXPRESS SCRIPTS INCORPORATED+                                                                          4,462,945
     99,313     MEDCO HEALTH SOLUTIONS INCORPORATED+                                                                   5,493,002

                                                                                                                      10,581,813
                                                                                                                    ------------

MEDICAL PRODUCTS: 0.81%
     64,465     ALLERGAN INCORPORATED                                                                                  3,659,033
    126,349     BAXTER INTERNATIONAL INCORPORATED                                                                      7,203,156
     59,171     STRYKER CORPORATION                                                                                    2,688,139
     44,925     ZIMMER HOLDINGS INCORPORATED+                                                                          2,401,241

                                                                                                                      15,951,569
                                                                                                                    ------------

METAL MINING: 0.53%
     86,326     FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B<<                                                  5,922,827
    102,720     NEWMONT MINING CORPORATION                                                                             4,521,734

                                                                                                                      10,444,561
                                                                                                                    ------------

MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS: 0.07%
     26,202     VULCAN MATERIALS COMPANY<<                                                                             1,416,742
                                                                                                                    ------------

156 Wells Fargo Advantage Master Portfolios                                     Portfolio of Investments--September 30, 2009

INDEX PORTFOLIO

     SHARES     SECURITY NAME                                                                                          VALUE
MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.11%
     26,394     HASBRO INCORPORATED                                                                                 $    732,434
     75,461     MATTEL INCORPORATED                                                                                    1,393,010

                                                                                                                       2,125,444
                                                                                                                    ------------

MISCELLANEOUS RETAIL: 1.43%
     91,166     COSTCO WHOLESALE CORPORATION                                                                           5,147,232
    302,552     CVS CAREMARK CORPORATION                                                                              10,813,208
     57,594     OFFICE DEPOT INCORPORATED+                                                                               381,272
     26,240     RADIOSHACK CORPORATION<<                                                                                 434,797
    151,428     STAPLES INCORPORATED                                                                                   3,516,147
    208,037     WALGREEN COMPANY                                                                                       7,795,146

                                                                                                                      28,087,802
                                                                                                                    ------------

MISCELLANEOUS SERVICES: 0.04%
     11,060     D&B CORPORATION                                                                                          833,039
                                                                                                                    ------------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 0.85%
     65,476     FEDEX CORPORATION                                                                                      4,925,105
    208,473     UNITED PARCEL SERVICE INCORPORATED CLASS B                                                            11,772,470

                                                                                                                      16,697,575
                                                                                                                    ------------

NON-DEPOSITORY CREDIT INSTITUTIONS: 0.80%
    249,298     AMERICAN EXPRESS COMPANY                                                                               8,451,202
     95,376     CAPITAL ONE FINANCIAL CORPORATION<<                                                                    3,407,784
    112,302     DISCOVER FINANCIAL SERVICES                                                                            1,822,661
     73,031     PEOPLE'S UNITED FINANCIAL INCORPORATED<<                                                               1,136,362
     98,027     SLM CORPORATION+                                                                                         854,795

                                                                                                                      15,672,804
                                                                                                                    ------------

OFFICE EQUIPMENT: 0.07%
    182,189     XEROX CORPORATION                                                                                      1,410,143
                                                                                                                    ------------


OIL & GAS EXTRACTION: 4.18%
    102,831     ANADARKO PETROLEUM CORPORATION                                                                         6,450,589
     70,384     APACHE CORPORATION                                                                                     6,463,363
     61,239     BJ SERVICES COMPANY                                                                                    1,189,874
     21,727     CABOT OIL & GAS CORPORATION                                                                              776,740
    134,512     CHESAPEAKE ENERGY CORPORATION                                                                          3,820,141
     52,290     DENBURY RESOURCES INCORPORATED<<+                                                                        791,148
     93,036     DEVON ENERGY CORPORATION                                                                               6,264,114
     14,570     DIAMOND OFFSHORE DRILLING INCORPORATED<<                                                               1,391,726
     29,861     ENSCO INTERNATIONAL INCORPORATED<<                                                                     1,270,287
     52,813     EOG RESOURCES INCORPORATED                                                                             4,410,414
     27,442     EQT CORPORATION                                                                                        1,169,029
    189,031     HALLIBURTON COMPANY                                                                                    5,126,521
     59,544     NABORS INDUSTRIES LIMITED+                                                                             1,244,470
     36,349     NOBLE ENERGY INCORPORATED                                                                              2,397,580
    169,967     OCCIDENTAL PETROLEUM CORPORATION                                                                      13,325,413
     24,121     PIONEER NATURAL RESOURCES COMPANY                                                                        875,351
     32,966     RANGE RESOURCES CORPORATION                                                                            1,627,202
     23,845     ROWAN COMPANIES INCORPORATED                                                                             550,104
    251,105     SCHLUMBERGER LIMITED                                                                                  14,965,858
     72,217     SOUTHWESTERN ENERGY COMPANY+                                                                           3,082,222
    121,630     XTO ENERGY INCORPORATED                                                                                5,025,752

                                                                                                                      82,217,898
                                                                                                                    ------------

Portfolio of Investments--September 30, 2009                                   Wells Fargo Advantage Master Portfolios 157

INDEX PORTFOLIO

    SHARES      SECURITY NAME                                                                                      VALUE
OIL FIELD EQUIPMENT & SERVICES: 0.19%
       87,669   NATIONAL OILWELL VARCO INCORPORATED+                                                          $    3,781,164
                                                                                                              --------------

PAPER & ALLIED PRODUCTS: 0.21%
       22,639   BEMIS COMPANY INCORPORATED                                                                           586,576
       90,721   INTERNATIONAL PAPER COMPANY                                                                        2,016,728
       35,871   MEADWESTVACO CORPORATION                                                                             800,282
       27,664   PACTIV CORPORATION+                                                                                  720,647

                                                                                                                   4,124,233
                                                                                                              --------------

PERSONAL SERVICES: 0.11%
       27,545   CINTAS CORPORATION                                                                                   834,889
       70,291   H & R BLOCK INCORPORATED                                                                           1,291,949

                                                                                                                   2,126,838
                                                                                                              --------------

PETROLEUM REFINING & RELATED INDUSTRIES: 6.43%
      420,426   CHEVRON CORPORATION                                                                               29,610,603
      310,868   CONOCOPHILLIPS                                                                                    14,038,799
    1,007,462   EXXON MOBIL CORPORATION                                                                           69,121,968
       61,019   HESS CORPORATION                                                                                   3,262,076
      148,364   MARATHON OIL CORPORATION                                                                           4,732,812
       40,001   MURPHY OIL CORPORATION                                                                             2,302,858
       24,506   SUNOCO INCORPORATED<<                                                                                697,196
       29,254   TESORO PETROLEUM CORPORATION                                                                         438,225
      117,974   VALERO ENERGY CORPORATION                                                                          2,287,516

                                                                                                                 126,492,053
                                                                                                              --------------

PHARMACEUTICALS: 4.91%
      324,077   ABBOTT LABORATORIES                                                                               16,032,089
      415,271   BRISTOL-MYERS SQUIBB COMPANY                                                                       9,351,903
      211,970   ELI LILLY & COMPANY                                                                                7,001,369
       63,242   FOREST LABORATORIES INCORPORATED+                                                                  1,861,844
       52,018   KING PHARMACEUTICALS INCORPORATED+                                                                   560,234
      442,092   MERCK & COMPANY INCORPORATED<<                                                                    13,983,370
       64,008   MYLAN LABORATORIES INCORPORATED<<+                                                                 1,024,768
    1,414,858   PFIZER INCORPORATED<<                                                                             23,415,900
      342,531   SCHERING-PLOUGH CORPORATION                                                                        9,676,501
      279,874   WYETH                                                                                             13,596,279

                                                                                                                  96,504,257
                                                                                                              --------------

PIPELINES: 0.11%
      122,210   THE WILLIAMS COMPANIES INCORPORATED                                                                2,183,893
                                                                                                              --------------

PRIMARY METAL INDUSTRIES: 0.58%
       22,932   AK STEEL HOLDING CORPORATION                                                                         452,448
      204,262   ALCOA INCORPORATED<<                                                                               2,679,917
       20,559   ALLEGHENY TECHNOLOGIES INCORPORATED                                                                  719,359
       65,966   NUCOR CORPORATION                                                                                  3,101,062
       29,395   PRECISION CASTPARTS CORPORATION                                                                    2,994,469
       17,791   TITANIUM METALS CORPORATION<<                                                                        170,616
       30,045   UNITED STATES STEEL CORPORATION<<                                                                  1,333,097

                                                                                                                  11,450,968
                                                                                                              --------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES: 0.48%
      142,074   CBS CORPORATION CLASS B                                                                            1,711,992
       49,212   GANNETT COMPANY INCORPORATED<<                                                                       615,642
       65,993   MCGRAW-HILL COMPANIES INCORPORATED                                                                 1,659,064

158 Wells Fargo Advantage Master Portfolios                                   Portfolio of Investments--September 30, 2009

INDEX PORTFOLIO

    SHARES      SECURITY NAME                                                                                      VALUE
PRINTING, PUBLISHING & ALLIED INDUSTRIES (continued)
        7,633   MEREDITH CORPORATION<<                                                                        $      228,532
       24,231   NEW YORK TIMES COMPANY CLASS A<<                                                                     196,756
       43,038   RR DONNELLEY & SONS COMPANY                                                                          914,988
      127,220   VIACOM INCORPORATED CLASS B<<+                                                                     3,567,249
        1,300   WASHINGTON POST COMPANY CLASS B                                                                      608,504

                                                                                                                   9,502,727
                                                                                                              --------------

RAILROAD TRANSPORTATION: 0.88%
       54,886   BURLINGTON NORTHERN SANTA FE CORPORATION                                                           4,381,549
       82,182   CSX CORPORATION                                                                                    3,440,139
       77,069   NORFOLK SOUTHERN CORPORATION                                                                       3,322,445
      105,720   UNION PACIFIC CORPORATION                                                                          6,168,762

                                                                                                                  17,312,895
                                                                                                              --------------

REAL ESTATE: 0.03%
       50,348   CB RICHARD ELLIS GROUP INCORPORATED CLASS A+                                                         591,086
                                                                                                              --------------

REAL ESTATE INVESTMENT TRUSTS (REITS): 0.05%
       25,132   HEALTH CARE REIT INCORPORATED<<                                                                    1,045,994
                                                                                                              --------------

RETAIL: 0.05%
       26,018   TIFFANY & COMPANY<<                                                                                1,002,474
                                                                                                              --------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.08%
       33,285   Sealed Air Corporation                                                                               653,385
       50,709   The Goodyear Tire & Rubber Company+                                                                  863,574

                                                                                                                   1,516,959
                                                                                                              --------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 2.63%
       53,456   AMERIPRISE FINANCIAL INCORPORATED                                                                  1,942,056
      199,551   CHARLES SCHWAB CORPORATION                                                                         3,821,402
       13,925   CME GROUP INCORPORATED                                                                             4,291,546
      194,323   E*TRADE FINANCIAL CORPORATION<<+                                                                     340,065
       18,546   FEDERATED INVESTORS INCORPORATED CLASS B<<                                                           489,058
       31,385   FRANKLIN RESOURCES INCORPORATED                                                                    3,157,331
      107,173   GOLDMAN SACHS GROUP INCORPORATED                                                                  19,757,343
       15,338   INTERCONTINENTAL EXCHANGE INCORPORATED+                                                            1,490,700
       87,219   INVESCO LIMITED                                                                                    1,985,104
       34,043   LEGG MASON INCORPORATED                                                                            1,056,354
      284,929   MORGAN STANLEY                                                                                     8,798,608
       29,751   NASDAQ STOCK MARKET INCORPORATED+                                                                    626,259
       54,505   NYSE EURONEXT INCORPORATED                                                                         1,574,649
       53,692   T. ROWE PRICE GROUP INCORPORATED                                                                   2,453,724

                                                                                                                  51,784,199
                                                                                                              --------------

SOFTWARE: 0.07%
       67,821   ELECTRONIC ARTS INCORPORATED+                                                                      1,291,990
                                                                                                              --------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS: 0.32%
      325,895   CORNING INCORPORATED                                                                               4,989,452
       35,298   OWENS-ILLINOIS INCORPORATED+                                                                       1,302,496

                                                                                                                   6,291,948
                                                                                                              --------------

TOBACCO PRODUCTS: 1.61%
      434,229   ALTRIA GROUP INCORPORATED                                                                          7,733,618
       34,622   LORILLARD INCORPORATED                                                                             2,572,415

Portfolio of Investments--September 30, 2009                                   Wells Fargo Advantage Master Portfolios 159

INDEX PORTFOLIO

    SHARES      SECURITY NAME                                                                                      VALUE
TOBACCO PRODUCTS (continued)
      405,530   PHILIP MORRIS INTERNATIONAL                                                                   $   19,765,532
       35,425   REYNOLDS AMERICAN INCORPORATED                                                                     1,577,121

                                                                                                                  31,648,686
                                                                                                              --------------

TRANSPORTATION BY AIR: 0.08%
      155,433   SOUTHWEST AIRLINES COMPANY                                                                         1,492,157
                                                                                                              --------------

TRANSPORTATION EQUIPMENT: 2.53%
      152,285   BOEING COMPANY                                                                                     8,246,233
       80,728   GENERAL DYNAMICS CORPORATION                                                                       5,215,029
       33,443   GENUINE PARTS COMPANY                                                                              1,272,841
       25,991   GOODRICH CORPORATION                                                                               1,412,351
       49,174   HARLEY-DAVIDSON INCORPORATED<<                                                                     1,131,002
      157,657   HONEYWELL INTERNATIONAL INCORPORATED                                                               5,856,958
       38,237   ITT CORPORATION                                                                                    1,994,060
       67,682   LOCKHEED MARTIN CORPORATION                                                                        5,284,611
       66,686   NORTHROP GRUMMAN CORPORATION                                                                       3,451,001
       76,164   PACCAR INCORPORATED<<                                                                              2,872,144
       56,651   TEXTRON INCORPORATED<<                                                                             1,075,236
      197,323   UNITED TECHNOLOGIES CORPORATION                                                                   12,022,890

                                                                                                                  49,834,356
                                                                                                              --------------

TRANSPORTATION SERVICES: 0.18%
       35,298   C.H. ROBINSON WORLDWIDE INCORPORATED                                                               2,038,460
       44,470   EXPEDITORS INTERNATIONAL OF WASHINGTON INCORPORATED                                                1,563,121

                                                                                                                   3,601,581
                                                                                                              --------------

TRAVEL & RECREATION: 0.21%
       91,853   CARNIVAL CORPORATION                                                                               3,056,868
       44,144   EXPEDIA INCORPORATED<<+                                                                            1,057,249

                                                                                                                   4,114,117
                                                                                                              --------------

WHOLESALE TRADE NON-DURABLE GOODS: 0.56%
       17,119   AIRGAS INCORPORATED                                                                                  828,046
       62,315   AMERISOURCEBERGEN CORPORATION<<                                                                    1,394,610
       23,034   BROWN-FORMAN CORPORATION CLASS B                                                                   1,110,687
       37,794   DEAN FOODS COMPANY+                                                                                  672,355
       55,792   MCKESSON CORPORATION                                                                               3,322,414
       44,440   SUPERVALU INCORPORATED                                                                               669,266
      123,897   SYSCO CORPORATION                                                                                  3,078,840

                                                                                                                  11,076,218
                                                                                                              --------------

WHOLESALE TRADE-DURABLE GOODS: 0.35%
       86,892   KIMBERLY-CLARK CORPORATION                                                                         5,124,882
       19,487   PATTERSON COMPANIES INCORPORATED<<+                                                                  531,021
       13,118   W.W. GRAINGER INCORPORATED                                                                         1,172,224

                                                                                                                   6,828,127
                                                                                                              --------------
TOTAL COMMON STOCKS (COST $2,041,336,101)                                                                      1,957,905,036
                                                                                                              --------------

160 Wells Fargo Advantage Master Portfolios                                   Portfolio of Investments--September 30, 2009

INDEX PORTFOLIO

    SHARES      SECURITY NAME                                                                                     VALUE
COLLATERAL FOR SECURITIES LENDING: 6.34%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 1.38%                                  YIELD
    6,787,176   AIM STIT-LIQUID ASSETS PORTFOLIO                                  0.27%(s)                    $    6,787,176
    6,787,176   BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO                      0.21(s)                          6,787,176
    6,787,176   DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL                        0.23(s)                          6,787,176
    6,787,176   DWS MONEY MARKET SERIES INSTITUTIONAL                             0.28(s)                          6,787,176

                                                                                                                  27,148,704
                                                                                                              --------------

  PRINCIPAL                                                                   INTEREST RATE   MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS: 4.96%
$   3,306,573   ABN AMRO NORTH AMERICA FINANCE INCORPORATED                       0.23%        10/23/2009          3,306,108
    3,306,573   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                   0.48         10/07/2009          3,306,309
    2,175,377   ANTALIS US FUNDING CORPORATION++(p)                               0.22         10/09/2009          2,175,271
    2,610,452   BANK OF IRELAND                                                   0.53         10/01/2009          2,610,452
      174,030   BELMONT FUNDING LLC++(p)                                          0.45         10/02/2009            174,028
      174,030   BELMONT FUNDING LLC++(p)                                          0.45         10/07/2009            174,017
    2,175,377   BNP PARIBAS (PARIS)                                               0.17         10/01/2009          2,175,377
      348,060   CALCASIEU PARISH LA+/-ss                                          0.47         12/01/2027            348,060
      478,583   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT
                AUTHORITY+/-ss                                                    0.30         06/01/2028            478,583
    2,610,452   CANCARA ASSET SECURITIZATION LIMITED++(p)                         0.27         10/09/2009          2,610,296
    1,681,282   CHEYNE FINANCE LLC+++/-####(a)(i)                                 0.00         02/25/2008             27,741
    1,294,416   CHEYNE FINANCE LLC+++/-####(a)(i)                                 0.00         05/19/2008             21,358
      696,121   CITIBANK CREDIT CARD ISSUANCE TRUST++                             0.21         10/08/2009            696,092
      230,372   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                         0.40         10/01/2038            230,372
    2,610,452   CONCORD MINUTEMAN CAPITAL COMPANY++(p)                            0.40         10/13/2009          2,610,104
      696,121   COOK COUNTY IL+/-ss                                               0.70         11/01/2030            696,121
      870,151   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY
                VALUE $870,153)                                                   0.08         10/01/2009            870,151
    2,610,452   CROWN POINT CAPITAL COMPANY LLC++(p)                              0.45         10/09/2009          2,610,191
    2,175,377   DANSKE BANK A/S COPENHAGEN                                        0.17         10/01/2009          2,175,377
    1,566,271   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                      0.50         12/15/2037          1,566,271
    1,218,211   DEXIA DELAWARE LLC                                                0.27         10/07/2009          1,218,156
      435,075   ELYSIAN FUNDING LLC++(p)                                          0.45         10/01/2009            435,075
      130,523   ELYSIAN FUNDING LLC++(p)                                          0.45         10/07/2009            130,513
    3,045,528   ERASMUS CAPITAL CORPORATION++(p)                                  0.24         10/13/2009          3,045,284
    3,045,528   FORTIS FUNDING LLC++                                              0.25         10/22/2009          3,045,084
    2,325,826   GOTHAM FUNDING CORPORATION++(p)                                   0.23         10/13/2009          2,325,648
      870,151   GREENWICH CAPITAL MARKETS INCORPORATED REPURCHASE
                AGREEMENT - 102%
                COLLATERALIZED BY MORTGAGE BACKED (MATURITY
                VALUE  $870,153)                                                  0.07         10/01/2009            870,151
    5,910,049   GRYPHON FUNDING LIMITED(a)(i)                                     0.00         08/05/2010          2,003,507
      143,575   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss             0.36         11/01/2042            143,575
    1,305,226   HOUSTON TX UTILITY SYSTEM+/-ss                                    0.50         05/15/2034          1,305,226
      435,075   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY
                REVENUES+/-ss                                                     0.35         07/01/2029            435,075
      174,030   INDIANA MUNICIPAL POWER AGENCY POWER SUPPLY
                SYSTEM+/-ss                                                       0.36         01/01/2018            174,030
    3,393,588   INTESA SANPAOLO SPA                                               0.22         10/14/2009          3,393,588
      348,060   IRISH LIFE & PERMANENT PLC++                                      0.53         10/07/2009            348,030
    2,248,470   JPMORGAN CHASE REPURCHASE AGREEMENT - 102%
                COLLATERALIZED BY MORTGAGE BACKED SECURITIES
                (MATURITY VALUE  $2,248,474)                                      0.06         10/01/2009          2,248,470
      261,045   KANSAS CITY MO SPECIAL OBLIGATION+/-ss                            0.36         04/15/2025            261,045
      749,200   LLOYDS TSB BANK PLC                                               0.21         10/30/2009            749,073
    1,264,764   MANHATTAN ASSET FUNDING COMPANY++(p)                              0.15         10/01/2009          1,264,764
    2,893,252   MASSACHUSETTS HEFA+/-ss                                           0.32         10/01/2034          2,893,252
    3,045,528   MATCHPOINT MASTER TRUST++(p)                                      0.22         10/16/2009          3,045,249

Portfolio of Investments--September 30, 2009                                   Wells Fargo Advantage Master Portfolios 161

INDEX PORTFOLIO

  PRINCIPAL     SECURITY NAME                                                 INTEREST RATE   MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$     374,165   MISSISSIPPI STATE GO+/-ss                                         0.40%        11/01/2028     $      374,165
    2,784,483   MONT BLANC CAPITAL CORPORATION++(p)                               0.24         10/14/2009          2,784,241
      330,657   MONTGOMERY COUNTY TN PUBLIC BUILDING+/-ss                         0.35         02/01/2036            330,657
    1,305,226   NATEXIS BANQUES POPULAIRES                                        0.20         10/01/2009          1,305,226
      174,030   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                          0.70         01/01/2018            174,030
    2,175,377   NIEUW AMSTERDAM RECEIVABLES CORPORATION++(p)                      0.23         10/01/2009          2,175,377
      553,416   NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                          0.36         01/01/2034            553,416
    3,045,528   ROMULUS FUNDING CORPORATION++(p)                                  0.55         10/16/2009          3,044,830
    2,610,452   ROYAL BANK OF SCOTLAND CT                                         0.23         10/14/2009          2,610,452
    3,045,528   SALISBURY RECEIVABLES COMPANY++(p)                                0.22         10/21/2009          3,045,156
    2,610,452   SCALDIS CAPITAL LIMITED++(p)                                      0.27         10/16/2009          2,610,159
    3,045,528   SOLITAIRE FUNDING LLC++(p)                                        0.26         10/13/2009          3,045,264
    2,001,347   SURREY FUNDING CORPORATION++(p)                                   0.23         10/20/2009          2,001,104
    2,610,452   TASMAN FUNDING INCORPORATED++(p)                                  0.25         10/15/2009          2,610,199
    3,045,528   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++(p)           0.22         10/19/2009          3,045,193
      783,136   TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss                 0.35         07/01/2032            783,136
    2,697,468   UNICREDITO ITALIANO (NEW YORK)                                    0.25         10/13/2009          2,697,468
      261,045   VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss                 0.38         12/15/2040            261,045
    2,111,337   VICTORIA FINANCE LLC+++/-####(a)(i)                               0.17         07/28/2008            971,215
    1,226,048   VICTORIA FINANCE LLC+++/-####(a)(i)                               0.20         08/07/2008            563,982
    1,498,141   VICTORIA FINANCE LLC+++/-####(a)(i)                               0.29         04/30/2008            689,145
    2,431,356   VICTORIA FINANCE LLC+++/-####(a)(i)                               0.30         02/15/2008          1,118,424
    2,610,452   VICTORY RECEIVABLES CORPORATION++(p)                              0.22         10/07/2009          2,610,361

                                                                                                                  97,601,319
                                                                                                              --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $130,608,081)                                                      124,750,023
                                                                                                              --------------

   SHARES                                                                         YIELD
SHORT-TERM INVESTMENTS: 0.86%

MUTUAL FUNDS: 0.71%
   13,992,188   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                      0.22(s)                         13,992,188
                                                                                                              --------------

  PRINCIPAL                                                                   INTEREST RATE
US TREASURY BILLS: 0.15%

$      50,000   US TREASURY BILL###                                               0.07         02/04/2010             49,981
    1,100,000   US TREASURY BILL###                                               0.12         02/04/2010          1,099,577
       50,000   US TREASURY BILL###                                               0.16         02/04/2010             49,981
      100,000   US TREASURY BILL###                                               0.17         02/04/2010             99,962
    1,200,000   US TREASURY BILL###                                               0.27         02/04/2010          1,199,538
      295,000   US TREASURY BILL###                                               0.30         11/08/2009            294,971

                                                                                                                   2,794,010
                                                                                                              --------------

TOTAL SHORT-TERM INVESTMENTS (COST $16,785,421)                                                                   16,786,198
                                                                                                              --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $2,188,729,603)*                                   106.76%                                              $2,099,441,257
OTHER ASSETS AND LIABILITIES, NET                         (6.76)                                                (132,856,882)
                                                         ------                                               --------------
TOTAL NET ASSETS                                         100.00%                                              $1,966,584,375
                                                         ------                                               --------------

162 Wells Fargo Advantage Master Portfolios                                   Portfolio of Investments--September 30, 2009

INDEX PORTFOLIO

----------
<<   All or a portion of this security is on loan.

+    Non-income earning securities.

(l) Long-term security of an affiliate of the fund with a total cost of $37,568,613.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

(p)  Asset-backed commercial paper.

+/-  Variable rate investments.

ss These securities are subject to a demand feature which reduces the effective maturity.

#### This security is currently in default with regards to scheduled interest and/or principal payments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security.

(s)  Rate shown is the 1-day annualized yield at period end.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The fund does not pay an investment advisory fee for such investments.

+++  Short-term security of an affiliate of the Fund with a cost of $13,992,188.

##   Zero coupon bond. Interest rate presented is yield to maturity.

#    Security pledged as collateral for futures transactions.

* Cost for federal income tax purposes is $2,233,819,817 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation                                      $ 323,885,005
Gross unrealized depreciation                                       (458,263,565)
                                                                   -------------
Net unrealized depreciation                                        $(134,378,560)

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments--September 30, 2009                                   Wells Fargo Advantage Master Portfolios 163

INTERNATIONAL CORE PORTFOLIO

    SHARES      SECURITY NAME                                                                                      VALUE
COMMON STOCKS: 97.46%

AUSTRALIA: 1.88%
       56,430   AMP LIMITED (INSURANCE CARRIERS)                                                              $      324,582
        5,700   ASX LIMITED (BUSINESS SERVICES)                                                                      177,005
        9,903   NEWCREST MINING LIMITED (METAL MINING)                                                               278,692
            1   RIO TINTO LIMITED (METAL MINING)                                                                          26
       31,184   SUNCORP-METWAY LIMITED (DEPOSITORY INSTITUTIONS)                                                     244,293
        7,348   WOODSIDE PETROLEUM LIMITED (OIL & GAS EXTRACTION)                                                    337,928

                                                                                                                   1,362,526
                                                                                                              --------------

AUSTRIA: 0.22%
        5,543   RHI AG (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                      158,497
                                                                                                              --------------

BELGIUM: 0.85%
       27,695   AGFA-GEVAERT NV (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
                MEDICAL & OPTICAL)                                                                                   152,384
        6,079   INBEV NA (FOOD & KINDRED PRODUCTS)                                                                   277,592
        3,751   KBC BANK VERZEKERINGS HOLDINGS (DEPOSITORY INSTITUTIONS)                                             188,412

                                                                                                                     618,388
                                                                                                              --------------

BERMUDA: 0.41%
        2,673   PARTNERRE LIMITED (INSURANCE CARRIERS)                                                               205,661
        1,646   RENAISSANCERE HOLDINGS LIMITED (INSURANCE CARRIERS)                                                   90,135

                                                                                                                     295,796
                                                                                                              --------------

BRAZIL: 0.64%
       17,600   USINAS SIDERURGICAS DE MINAS GERAIS SA (PRIMARY METAL INDUSTRIES)                                    465,532
                                                                                                              --------------

CANADA: 4.10%
        3,691   AGNICO-EAGLE MINES LIMITED (METAL MINING)                                                            250,434
       20,955   BROOKFIELD ASSET MANAGEMENT INCORPORATED (HOLDING & OTHER INVESTMENT OFFICES)                        475,888
       15,358   CANADIAN NATURAL RESOURCES LIMITED (OIL & GAS EXTRACTION)                                          1,037,111
       11,183   ENCANA CORPORATION (OIL & GAS EXTRACTION)                                                            647,594
        5,218   GOLDCORP INCORPORATED (METAL MINING)                                                                 209,471
        5,290   RESEARCH IN MOTION LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                  357,340

                                                                                                                   2,977,838
                                                                                                              --------------

CHINA: 2.05%
       26,112   SINA CORPORATION (BUSINESS SERVICES)                                                                 991,212
       25,509   VANCEINFO TECHNOLOGIES INCORPORATED (BUSINESS SERVICES)                                              495,895

                                                                                                                   1,487,107
                                                                                                              --------------
DENMARK: 0.35%
        3,516   CARLSBERG A/S (FOOD & KINDRED PRODUCTS)                                                              254,695
                                                                                                              --------------

FINLAND: 0.34%
       16,595   NOKIA OYJ (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)          244,058
                                                                                                              --------------

FRANCE: 9.47%
        6,620   ALSTOM (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                      483,112
       30,296   AXA SA (INSURANCE CARRIERS)                                                                          820,177
        7,404   BNP PARIBAS SA (DEPOSITORY INSTITUTIONS)                                                             591,575
       13,474   COMPAGNIE DE SAINT-GOBAIN (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                   698,978
        4,967   COMPAGNIE GENERALE DES ETABLISSEMENTS MICHELIN (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)            389,664
       13,481   FRANCE TELECOM SA (COMMUNICATIONS)                                                                   359,140
        5,857   LVMH MOET HENNESSY LOUIS VUITTON SA (CONSUMER SERVICES)                                              589,077
       36,595   NATIXIS (DEPOSITORY INSTITUTIONS)                                                                    220,632
        2,210   NEOPOST SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                  198,342

164 Wells Fargo Advantage Master Portfolios                                   Portfolio of Investments--September 30, 2009

INTERNATIONAL CORE PORTFOLIO

    SHARES      SECURITY NAME                                                                                      VALUE
FRANCE (continued)
        4,439   PPR SA (APPAREL & ACCESSORY STORES)                                                           $      568,971
        6,963   PUBLICIS GROUPE (COMMUNICATIONS)                                                                     279,290
        8,336   SCOR REGROUPE (INSURANCE CARRIERS)                                                                   227,869
        6,585   SOCIETE GENERALE (DEPOSITORY INSTITUTIONS)                                                           529,992
        7,128   TECHNIP SA (OIL & GAS EXTRACTION)                                                                    455,305
        3,098   TOTAL SA (OIL & GAS EXTRACTION)                                                                      184,082
        8,836   VIVENDI SA (COMMUNICATIONS)                                                                          273,410

                                                                                                                   6,869,616
                                                                                                              --------------

GERMANY: 16.43%
       21,589   ADIDAS-SALOMON AG (APPAREL & ACCESSORY STORES)                                                     1,142,698
        4,226   AIXTRON AG (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                EQUIPMENT)                                                                                           115,149
        4,384   ALLIANZ SE (INSURANCE CARRIERS)                                                                      547,679
       11,282   BASF AG (CHEMICALS & ALLIED PRODUCTS)                                                                597,813
        5,873   BAYER AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)           406,940
       52,369   COMMERZBANK AG (DEPOSITORY INSTITUTIONS)                                                             664,039
       23,639   DAIMLER AG (TRANSPORTATION EQUIPMENT)                                                              1,190,148
        8,891   DEUTSCHE BANK AG (DEPOSITORY INSTITUTIONS)                                                           682,347
       22,589   DEUTSCHE BOERSE AG (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                   1,846,165
       14,459   DEUTSCHE POST AG (TRANSPORTATION SERVICES)                                                           270,831
       13,164   FRESENIUS AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
                MEDICAL & OPTICAL)                                                                                   770,353
        3,486   HOCHTIEF AG (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                         265,572
       81,236   INFINEON TECHNOLOGIES AG (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                COMPUTER EQUIPMENT)+                                                                                 458,272
        6,053   KLOECKNER & COMPANY (TRANSPORTATION BY AIR)                                                          138,702
        3,667   LANXESS (CHEMICALS)                                                                                  126,372
        2,730   METRO AG (FOOD STORES)                                                                               154,405
        4,886   MUENCHENER RUECKVERSICHERUNGS GESELLSCHAFT AG (INSURANCE CARRIERS)                                   779,561
        2,713   SALZGITTER AG (STEEL PRODUCERS, PRODUCTS)                                                            260,041
        3,309   SAP AG (BUSINESS SERVICES)                                                                           161,150
        5,880   SIEMENS AG (WHOLESALE TRADE NON-DURABLE GOODS)                                                       544,495
        6,817   VOLKSWAGEN AG (TRANSPORTATION EQUIPMENT)                                                             793,967

                                                                                                                  11,916,699
                                                                                                              --------------

GREECE: 1.24%
       50,228   HELLENIC EXCHANGES SA HOLDING (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)          637,993
        7,257   NATIONAL BANK OF GREECE SA (DEPOSITORY INSTITUTIONS)                                                 260,180

                                                                                                                     898,173
                                                                                                              --------------

HONG KONG: 1.25%
       40,474   CHINA MOBILE (HONG KONG) LIMITED (COMMUNICATIONS)                                                    394,815
        1,473   CHINA MOBILE LIMITED ADR (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                COMPUTER EQUIPMENT)                                                                                   72,339
       11,345   HONG KONG EXCHANGES & CLEARING LIMITED (BUSINESS SERVICES)                                           205,673
       32,000   HUTCHINSON WHAMPOA LIMITED (DIVERSIFIED OPERATIONS)                                                  231,018

                                                                                                                     903,845
                                                                                                              --------------

IRELAND: 0.78%
       28,752   ALLIED IRISH BANKS PLC (DEPOSITORY INSTITUTIONS)                                                     137,478
       26,736   BANK OF IRELAND PLC (DEPOSITORY INSTITUTIONS)                                                        133,805
       34,599   EXPERIAN GROUP LIMITED (BUSINESS SERVICES)                                                           291,127

                                                                                                                     562,410
                                                                                                              --------------
ISRAEL: 0.42%
        6,029   TEVA PHARMACEUTICAL INDUSTRIES LIMITED ADR (BIOPHARMACEUTICALS)                                      304,826
                                                                                                              --------------

JAPAN: 16.80%
        6,800   ADVANTEST CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                COMPUTER EQUIPMENT)                                                                                  188,626
       53,000   ASAHI GLASS COMPANY LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE
                HOME DEALERS)                                                                                        428,062

Portfolio of Investments--September 30, 2009                                   Wells Fargo Advantage Master Portfolios 165

INTERNATIONAL CORE PORTFOLIO

    SHARES      SECURITY NAME                                                                                      VALUE
JAPAN (continued)
       12,100   CANON INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                EQUIPMENT)                                                                                    $      489,311
       13,200   ELPIDA MEMORY INCORPORATED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                 173,079
      591,000   ISUZU MOTORS LIMITED (TRANSPORTATION EQUIPMENT)                                                    1,250,933
      114,000   KAWASAKI HEAVY INDUSTRIES LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                           289,556
       35,900   KOMATSU LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                             672,688
       16,700   MAKITA CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                EQUIPMENT)<<                                                                                         530,218
        6,400   MILLEA HOLDINGS INCORPORATED (INSURANCE CARRIERS)                                                    185,373
       60,800   MITSUBISHI UFJ FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                326,470
      115,800   MIZUHO FINANCIAL GROUP INCORPORATED (BANKING)                                                        229,626
        5,000   NIKON CORPORATION (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
                MEDICAL & OPTICAL)                                                                                    91,461
       53,000   NIPPON ELECTRIC GLASS COMPANY LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                       483,563
       99,400   NOMURA HOLDINGS INCORPORATED (SECURITY & COMMODITY BROKERS, DEALERS,
                EXCHANGES & SERVICES)<<                                                                              612,357
        4,450   ORIX CORPORATION (MISCELLANEOUS RETAIL)                                                              271,665
          474   RAKUTEN INCORPORATED (COMMUNICATIONS)                                                                315,771
       54,000   SOMPO JAPAN INSURANCE INCORPORATED (INSURANCE CARRIERS)                                              363,349
           80   SONY FINANCIAL HOLDINGS INCORPORATED (INSURANCE - LIFE)                                              229,845
      227,000   SUMITOMO HEAVY INDUSTRIES LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)         1,107,625
        8,050   T&D HOLDINGS INCORPORATED (INSURANCE CARRIERS)                                                       217,919
        5,000   TDK CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                             289,088
        4,900   TOKYO ELECTRON LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                COMPUTER EQUIPMENT)                                                                                  312,783
      196,000   TOSHIBA CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                       1,028,419
       88,000   TOSHIBA MACHINE COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)             324,492
       19,300   TOYOTA MOTOR CORPORATION (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                            767,571
        6,200   UNI-CHARM CORPORATION (APPAREL & ACCESSORY STORES)                                                   588,470
        1,241   YAHOO JAPAN CORPORATION (BUSINESS SERVICES)                                                          421,662

                                                                                                                  12,189,982
                                                                                                              --------------

LUXEMBOURG: 0.89%
       17,191   ARCELORMITTAL (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
                MEDICAL & OPTICAL)                                                                                   642,751
                                                                                                              --------------

NETHERLANDS: 5.93%
        7,372   ASML HOLDING NV (SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED)                                    216,836
        9,724   BRUNEL INTERNATIONAL (BUSINESS SERVICES)                                                             332,263
        5,338   HEINEKEN NV (EATING & DRINKING PLACES)                                                               246,098
       39,767   ING GROEP NV (FINANCIAL SERVICES)                                                                    709,959
       33,215   RANDSTAD HOLDINGS NV (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                    1,434,589
       17,237   UNILEVER NV (FOOD & KINDRED PRODUCTS)                                                                496,785
       41,661   USG PEOPLE NV (BUSINESS SERVICES)                                                                    863,873

                                                                                                                   4,300,403
                                                                                                              --------------

RUSSIA: 0.39%
       15,906   MECHEL ADR (PRIMARY METAL INDUSTRIES)                                                                285,990
                                                                                                              --------------

SINGAPORE: 0.29%
       22,000   DBS GROUP HOLDINGS LIMITED (DEPOSITORY INSTITUTIONS)                                                 207,404
                                                                                                              --------------

SOUTH KOREA: 1.85%
          224   LOTTE CONFECTIONERY COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                        235,359
        4,458   POSCO ADR (PRIMARY METAL INDUSTRIES)                                                                 463,365
          932   SAMSUNG ELECTRONICS COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                EXCEPT COMPUTER EQUIPMENT)                                                                           644,668

                                                                                                                   1,343,392
                                                                                                              --------------

SPAIN: 3.61%
       40,457   BANCO SANTANDER CENTRAL HISPANO SA (DEPOSITORY INSTITUTIONS)                                         651,234
        8,374   BOLSAS Y MERCADOS ESPANOLES SA (BUSINESS SERVICES)                                                   326,083
       80,232   CRITERIA CAIXACORP SA (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                  412,102

166 Wells Fargo Advantage Master Portfolios                                   Portfolio of Investments--September 30, 2009

INTERNATIONAL CORE PORTFOLIO

    SHARES      SECURITY NAME                                                                                      VALUE
SPAIN (continued)
        9,376   GRIFOLS SA (HEALTH SERVICES)                                                                  $      178,572
        9,236   INDUSTRIA DE DISENO TEXTIL SA (APPAREL & ACCESSORY STORES)                                           529,946
       18,771   TELEFONICA SA (COMMUNICATIONS)                                                                       517,922

                                                                                                                   2,615,859
                                                                                                              --------------
SWEDEN: 1.57%
        6,691   HENNES & MAURITZ AB CLASS B (APPAREL & OTHER FINISHED PRODUCTS MADE FROM
                FABRICS & SIMILAR MATERIALS)                                                                         375,756
       57,580   NORDEA BANK AB (DEPOSITORY INSTITUTIONS)                                                             579,818
       12,595   SKANSKA AB CLASS B (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                   184,823

                                                                                                                   1,140,397
                                                                                                              --------------
SWITZERLAND: 8.84%
       34,196   ABB LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                                                     686,362
        5,752   ACTELION LIMITED (CHEMICALS & ALLIED PRODUCTS)+                                                      357,176
       15,612   ADECCO SA (BUSINESS SERVICES)                                                                        830,089
       16,914   CREDIT SUISSE GROUP (NON-DEPOSITORY CREDIT INSTITUTIONS)                                             938,488
       17,003   NESTLE SA (FOOD & KINDRED PRODUCTS)                                                                  724,551
        8,927   NOVARTIS AG (CHEMICALS & ALLIED PRODUCTS)                                                            446,652
        3,965   ROCHE HOLDINGS AG GENUSSCHEIN (MEDICAL PRODUCTS)                                                     640,874
        2,956   SWATCH GROUP AG CLASS B (APPAREL & ACCESSORY STORES)                                                 696,284
        3,621   TRANSOCEAN LIMITED (OIL & GAS EXTRACTION)                                                            309,697
        3,294   ZURICH FINANCIAL SERVICES AG (FINANCIAL SERVICES)                                                    783,529

                                                                                                                   6,413,702
                                                                                                              --------------
TAIWAN: 0.39%
       17,000   MEDIATEK INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                EXCEPT COMPUTER EQUIPMENT)                                                                           283,439
                                                                                                              --------------

UNITED KINGDOM: 17.58%
       54,848   AMEC PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                            661,801
        9,431   ANGLO AMERICAN PLC (METAL MINING)                                                                    300,390
       30,202   ANTOFAGASTA PLC (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                           366,592
      160,299   ASHTEAD GROUP PLC (TRANSPORTATION EQUIPMENT)                                                         220,318
      248,102   BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                                                             1,467,074
       26,357   BG GROUP PLC (OIL & GAS EXTRACTION)                                                                  457,873
       37,227   BHP BILLITON PLC (COAL MINING)                                                                     1,016,169
       34,597   BP PLC (OIL & GAS EXTRACTION)                                                                        305,762
       20,694   BRITISH AIRWAYS PLC (TRANSPORTATION BY AIR)                                                           72,924
       32,225   BURBERRY GROUP PLC (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS)         259,306
       30,962   CADBURY PLC (FOOD & KINDRED PRODUCTS)                                                                397,342
       37,701   COOKSON GROUP PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                           247,697
      300,204   HAYS PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                  498,965
      134,705   HSBC HOLDINGS PLC (DEPOSITORY INSTITUTIONS)                                                        1,541,405
       24,325   ICAP PLC (HOLDING & OTHER INVESTMENT OFFICES)                                                        164,326
       13,612   INTERCONTINENTAL HOTELS GROUP PLC (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)               176,752
        8,151   INTERTEK GROUP PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                        165,307
       51,158   INVENSYS PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                237,999
      132,902   MAN GROUP PLC (BUSINESS SERVICES)                                                                    703,464
        4,951   NEXT PLC (APPAREL & ACCESSORY STORES)                                                                141,792
        4,778   RECKITT BENCKISER GROUP (CHEMICALS & ALLIED PRODUCTS)                                                233,509
       28,518   REXAM PLC (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                   118,954
       12,625   RIO TINTO PLC (METAL MINING)                                                                         538,406
       11,701   ROYAL DUTCH SHELL PLC CLASS A (OIL & GAS EXTRACTION)                                                 333,516
       31,844   SAVILLS PLC (CONSULTING SERVICES)                                                                    169,266
       21,472   STANDARD CHARTERED PLC (DEPOSITORY INSTITUTIONS)                                                     529,148
       14,892   TRAVIS PERKINS PLC (BUSINESS SERVICES)                                                               198,252
      234,693   VODAFONE GROUP PLC (COMMUNICATIONS)                                                                  525,858

Portfolio of Investments--September 30, 2009                                          Wells Fargo Advantage Master Portfolios 167

INTERNATIONAL CORE PORTFOLIO

 SHARES   SECURITY NAME                                                                                                  VALUE
UNITED KINGDOM (continued)
 31,621   WPP PLC (COMMUNICATION & INFORMATION)                                                                       $    271,375
 29,171   XSTRATA PLC (DIVERSIFIED MINING)                                                                                 430,069
                                                                                                                        12,751,611
                                                                                                                      ------------

TOTAL COMMON STOCKS (COST $59,634,869)                                                                                  70,700,969
                                                                                                                      ------------

                                                                                                     EXPIRATION DATE
RIGHTS: 0.02%
  7,404   BNP PARIBAS (DIVERSIFIED FINANCIAL SERVICES)+                                                10/13/2009           16,035
                                                                                                                      ------------

TOTAL RIGHTS (COST $0)                                                                                                     16,035
                                                                                                                      ------------

COLLATERAL FOR SECURITIES LENDING: 1.25%

                                                                                             YIELD
COLLATERAL INVESTED IN BUSINESS TRUSTS: 1.25%
 891,001  BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND SERIES A                         0.04%(u)                       891,001
  19,567  BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND SERIES B(a)                      0.00(u)                         15,654

                                                                                                                           906,655
                                                                                                                      ------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $910,568)                                                                    906,655
                                                                                                                      ------------
SHORT-TERM INVESTMENTS: 1.04%
 753,488  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                      0.22(s)                        753,488
                                                                                                                      ------------

TOTAL SHORT-TERM INVESTMENTS (COST $753,488)                                                                              753,488
                                                                                                                      ------------
TOTAL INVESTMENTS IN SECURITIES
(COST $61,815,230)*                                                           100.87%                                 $ 73,171,114

OTHER ASSETS AND LIABILITIES, NET                                              (0.87)                                     (629,129)
                                                                              ------                                  ------------
TOTAL NET ASSETS                                                              100.00%                                 $ 72,541,985
                                                                              ------                                  ------------

------------------
<<    All or a portion of this security is on loan.

+     Non-income earning securities.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(s)   Rate shown is the 1-day annualized yield at period end.

(u)   Rate shown is the daily yield at period end.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Wells Fargo Advantage Money Market Fund does not pay an investment advisory fee.

+++   Short-term security of an affiliate of the Fund with a cost of $753,488.

* Cost for federal income tax purposes is $63,954,462 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation                 $   12,088,253
Gross unrealized depreciation                     (2,871,601)
                                              --------------
Net unrealized appreciation                   $    9,216,652

The accompanying notes are an integral part of these financial statements.

168 Wells Fargo Advantage Master Portfolios                                             Portfolio of Investments--September 30, 2009

INTERNATIONAL GROWTH PORTFOLIO

    SHARES   SECURITY NAME                                                                                           VALUE
COMMON STOCKS: 98.36%

 BELGIUM: 1.40%
    44,877   INBEV NA (FOOD & KINDRED PRODUCTS)                                                                 $     2,049,267
     4,370   UMICORE (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                                         130,839

                                                                                                                      2,180,106
                                                                                                                ---------------

BRAZIL: 1.53%
    60,655   PETROLEO BRASILEIRO SA ADR CLASS A (OIL COMPANIES)                                                       2,384,348
                                                                                                                ---------------

CANADA: 2.71%
   90,292    CANADIAN PACIFIC RAILWAY LIMITED (RAILROAD TRANSPORTATION)                                               4,221,151
                                                                                                                ---------------

CHINA: 4.33%
 3,037,029   CHINA CONSTRUCTION BANK CLASS H (FINANCIAL SERVICES)                                                     2,425,689
   738,000   CHINA LIFE INSURANCE COMPANY LIMITED (INSURANCE CARRIERS)                                                3,213,850
   137,400   CHINA MERCHANTS BANK COMPANY LIMITED (DEPOSITORY INSTITUTIONS)                                             306,356
 1,039,000   INDUSTRIAL & COMMERCIAL BANK OF CHINA LIMITED CLASS H (DEPOSITORY INSTITUTIONS)                            782,932
     3,150   WYNN MACAU LIMITED (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)(i)                                   4,097

                                                                                                                      6,732,924
                                                                                                                ---------------

DENMARK: 0.90%
    53,549   DANSKE BANK A/S (DEPOSITORY INSTITUTIONS)                                                                1,402,661
                                                                                                                ---------------

FRANCE: 12.82%
    48,447   ACCOR SA (METAL MINING)                                                                                  2,696,857
    32,873   BNP PARIBAS SA (DEPOSITORY INSTITUTIONS)                                                                 2,626,530
    19,359   COMPAGNIE DE SAINT-GOBAIN (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                       1,004,268
    38,757   CREDIT AGRICOLE SA (DEPOSITORY INSTITUTIONS)                                                               809,895
     6,364   GROUPE DANONE (FOOD & KINDRED PRODUCTS)                                                                    383,501
   212,898   NATIXIS (DEPOSITORY INSTITUTIONS)                                                                        1,283,569
    44,720   PERNOD-RICARD (FOOD & KINDRED PRODUCTS)<<                                                                3,551,502
    38,282   SOCIETE GENERALE (DEPOSITORY INSTITUTIONS)                                                               3,081,114
     7,776   UNIBAIL (REAL ESTATE)                                                                                    1,615,259
    51,279   VINCI SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                                 2,901,027

                                                                                                                     19,953,522
                                                                                                                ---------------

GERMANY: 15.37%
    16,938   ALLIANZ AG (INSURANCE CARRIERS)                                                                          2,116,011
    75,402   BAYER AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)               5,224,603
    97,506   DAIMLER AG (TRANSPORTATION EQUIPMENT)                                                                    4,909,117
   110,580   DEUTSCHE POST AG (TRANSPORTATION SERVICES)                                                               2,071,271
    11,185   FRAPORT AG (TRANSPORTATION SERVICES)                                                                       594,964
    47,566   LINDE AG (ELECTRIC, GAS & SANITARY SERVICES)                                                             5,156,417
    24,115   MUENCHENER RUECKVERSICHERUNGS GESELLSCHAFT AG (INSURANCE CARRIERS)                                       3,847,545

                                                                                                                     23,919,928
                                                                                                                ---------------

HONG KONG: 3.68%
   305,054   BANK OF EAST ASIA LIMITED (DEPOSITORY INSTITUTIONS)<<                                                    1,102,123
   415,600   CHINA MERCHANTS HOLDINGS INTERNATIONAL COMPANY (HONG KONG) LIMITED (MOTOR FREIGHT
             TRANSPORTATION & WAREHOUSING)                                                                            1,378,174
   982,582   GENTING INTERNATIONAL PLC (REAL ESTATE)+<<                                                                 781,239
    49,600   HSBC HOLDINGS PLC (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                     575,356
   238,000   LI & FUNG LIMITED (WHOLESALE TRADE NON-DURABLE GOODS)                                                      959,671
   479,129   NWS HOLDINGS LIMITED (BUSINESS SERVICES)                                                                   927,340

                                                                                                                      5,723,903
                                                                                                                ---------------

Portfolio of Investments--September 30, 2009                                          Wells Fargo Advantage Master Portfolios 169

INTERNATIONAL GROWTH PORTFOLIO

    SHARES   SECURITY NAME                                                                                           VALUE
INDIA: 2.25%
    15,043   HOUSING DEVELOPMENT FINANCE CORPORATION (BUSINESS SERVICES)                                        $       872,325
    17,677   ICICI BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                               333,513
    59,529   ICICI BANK LIMITED ADR (DEPOSITORY INSTITUTIONS)                                                         2,295,438

                                                                                                                      3,501,276
                                                                                                                ---------------

IRELAND: 2.29%
     4,978   ACCENTURE PLC (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES)                            185,530
    96,287   BANK OF IRELAND PLC (DEPOSITORY INSTITUTIONS)                                                              481,886
    52,435   COVIDIEN LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)       2,268,338
    74,280   EXPERIAN GROUP LIMITED (BUSINESS SERVICES)                                                                 625,015

                                                                                                                      3,560,769
                                                                                                                ---------------

ITALY: 3.79%
    66,573   ASSICURAZIONI GENERALI SPA (INSURANCE CARRIERS)                                                          1,824,678
   496,419   BANCA MONTE DEI PASCHI DI SIENA SPA (DEPOSITORY INSTITUTIONS)                                            1,062,053
   679,587   INTESA SANPAOLO SPA (DEPOSITORY INSTITUTIONS)                                                            3,005,812

                                                                                                                      5,892,543
                                                                                                                ---------------

JAPAN: 5.86%
    13,200   ADVANTEST CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
             COMPUTER EQUIPMENT)                                                                                        366,156
    54,997   DENSO CORPORATION (TRANSPORTATION EQUIPMENT)                                                             1,617,469
       329   JAPAN TOBACCO INCORPORATED (TOBACCO PRODUCTS)                                                            1,128,859
    55,300   MITSUI & COMPANY LIMITED (WHOLESALE TRADE-DURABLE GOODS)                                                   723,246
     6,250   MITSUI FUDOSAN COMPANY LIMITED (REAL ESTATE)                                                               105,762
   513,800   MIZUHO FINANCIAL GROUP INCORPORATED (BANKING)                                                            1,018,843
    29,700   SUMITOMO MITSUI FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                   1,035,604
   134,211   SUZUKI MOTOR CORPORATION (TRANSPORTATION EQUIPMENT)<<                                                    3,132,313

                                                                                                                      9,128,252
                                                                                                                ---------------

MEXICO: 0.99%
    83,089   GRUPO TELEVISA SA ADR (COMMUNICATIONS)                                                                   1,544,625
                                                                                                                ---------------

NETHERLANDS: 8.74%
    23,924   AKZO NOBEL NV (CHEMICALS & ALLIED PRODUCTS)                                                              1,482,121
   223,071   ASML HOLDING NV (SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED)                                        6,561,296
    32,373   HEINEKEN HOLDING NV (BREWERY)                                                                            1,320,530
    38,157   HEINEKEN NV (BREWERY)                                                                                    1,759,155
   139,216   ING GROEP NV (FINANCIAL SERVICES)                                                                        2,485,418

                                                                                                                     13,608,520
                                                                                                                ---------------

RUSSIA: 2.40%
   157,773   GAZPROM ADR (OIL & GAS EXTRACTION)                                                                       3,729,754
                                                                                                                ---------------

SINGAPORE: 1.03%
   287,400   OVERSEA-CHINESE BANKING CORPORATION LIMITED (DEPOSITORY INSTITUTIONS)                                    1,601,597
                                                                                                                ---------------

SPAIN: 2.54%
    25,871   INDUSTRIA DE DISENO TEXTIL SA (APPAREL & ACCESSORY STORES)                                               1,484,433
    89,599   TELEFONICA SA (COMMUNICATIONS)                                                                           2,472,180

                                                                                                                      3,956,613
                                                                                                                ---------------

SWEDEN: 2.43%
    95,955   ATLAS COPCO AB CLASS A (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                          1,236,024
    54,139   SANDVIK AB (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                             597,976
   144,205   SKANDINAVISKA ENSKILDA BANKEN AB CLASS A (DEPOSITORY INSTITUTIONS)                                         972,213
    61,959   SKF AB CLASS B (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                    973,199

                                                                                                                      3,779,412
                                                                                                                ---------------

170 Wells Fargo Advantage Master Portfolios                                             Portfolio of Investments--September 30, 2009

INTERNATIONAL GROWTH PORTFOLIO

    SHARES   SECURITY NAME                                                                                             VALUE
SWITZERLAND: 10.14%
    44,018   CREDIT SUISSE GROUP (NON-DEPOSITORY CREDIT INSTITUTIONS)                                              $    2,442,377
    51,823   HOLCIM LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS
             & OPERATIVE BUILDERS)+                                                                                     3,555,536
    79,340   NESTLE SA (FOOD & KINDRED PRODUCTS)                                                                        3,380,927
    41,043   NOVARTIS AG (CHEMICALS & ALLIED PRODUCTS)                                                                  2,053,536
     5,020   ROCHE HOLDINGS AG BEARER SHARES (MEDICAL PRODUCTS)(I)                                                        839,492
    21,733   ROCHE HOLDINGS AG GENUSSCHEIN (MEDICAL PRODUCTS)                                                           3,512,764

                                                                                                                       15,784,632
                                                                                                                   --------------

TAIWAN: 1.22%
   172,768   TAIWAN SEMICONDUCTOR MANUFACTURING COMPANY LIMITED ADR
             (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
             EXCEPT COMPUTER EQUIPMENT)                                                                                 1,893,537
                                                                                                                   --------------

UNITED KINGDOM: 9.37%
    83,536   CADBURY PLC (FOOD & KINDRED PRODUCTS)                                                                      1,072,036
   220,298   HSBC HOLDINGS PLC (DEPOSITORY INSTITUTIONS)                                                                2,520,830
    65,725   IMPERIAL TOBACCO GROUP PLC (TOBACCO PRODUCTS)                                                              1,899,105
   518,482   KINGFISHER PLC (BUILDING MATERIALS, HARDWARE,
             GARDEN SUPPLY & MOBILE HOME DEALERS)                                                                       1,764,125
   243,505   NATIONAL GRID PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT
             & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                                   2,350,525
   204,600   SMITH & NEPHEW PLC (CHEMICALS & ALLIED PRODUCTS)                                                           1,832,742
   321,910   TESCO PLC (FOOD & KINDRED PRODUCTS)                                                                        2,055,796
   244,229   WILLIAM MORRISON SUPERMARKETS PLC (FOOD & KINDRED PRODUCTS)                                                1,082,348

                                                                                                                       14,577,507
                                                                                                                   --------------

UNITED STATES OF AMERICA: 2.57%
    75,421   ACTIVISION BLIZZARD INCORPORATED (BUSINESS SERVICES)+                                                        934,466
    44,812   PHILIP MORRIS INTERNATIONAL (TOBACCO PRODUCTS)                                                             2,184,137
    14,889   SCHLUMBERGER LIMITED (OIL & GAS EXTRACTION)                                                                  887,384

                                                                                                                        4,005,987
                                                                                                                   --------------

TOTAL COMMON STOCKS (COST $133,404,740)                                                                               153,083,567
                                                                                                                   --------------

                                                                                                  EXPIRATION DATE
RIGHTS: 0.05%
    32,873  BNP PARIBAS (DIVERSIFIED FINANCIAL SERVICES)+                                            10/13/2009            71,195
                                                                                                                   --------------

TOTAL RIGHTS (COST $0)                                                                                                     71,195
                                                                                                                   --------------

COLLATERAL FOR SECURITIES LENDING: 4.11%


                                                                                          YIELD
COLLATERAL INVESTED IN BUSINESS TRUSTS: 4.11%
 6,357,010   BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND SERIES A                   0.04%(u)                       6,357,010
    57,600   BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND SERIES B(a)                0.00(u)                           46,080

                                                                                                                        6,403,090
                                                                                                                   --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $6,414,610)                                                               6,403,090
                                                                                                                   --------------

SHORT-TERM INVESTMENTS: 1.97%
 3,064,470   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                 0.22(s)                       3,064,470
                                                                                                                   --------------

TOTAL SHORT-TERM INVESTMENTS (COST $3,064,470)                                                                          3,064,470
                                                                                                                   --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $142,883,820)*                                                            104.49%                            $  162,622,322

OTHER ASSETS AND LIABILITIES, NET                                                (4.49)                                (6,994,985)
                                                                                ------                             --------------

TOTAL NET ASSETS                                                                100.00%                            $  155,627,337
                                                                                ------                             --------------

Portfolio of Investments--September 30, 2009                                          Wells Fargo Advantage Master Portfolios 171

INTERNATIONAL GROWTH PORTFOLIO

------------------
+     Non-income earning securities.

<<    All or a portion of this security is on loan.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The fund does not pay an investment advisory fee for such investments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)   Illiquid security.

(s)   Rate shown is the 1-day annualized yield at period end.

(u)   Rate shown is the daily yield at period end.

+++   Short-term security of an affiliate of the Fund with a cost of $3,064,470.

* Cost for federal income tax purposes is $150,839,548 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation                 $   22,504,814
Gross unrealized depreciation                    (10,722,040)
                                              --------------
Net unrealized appreciation                   $   11,782,774

The accompanying notes are an integral part of these financial statements.

172 Wells Fargo Advantage Master Portfolios                                             Portfolio of Investments--September 30, 2009

INTERNATIONAL INDEX PORTFOLIO

  SHARES   SECURITY NAME                                                                                              VALUE
COMMON STOCKS: 97.75%

AUSTRALIA: 8.12%
   3,345   AGL ENERGY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                                $        40,340
  17,897   ALUMINA LIMITED (METAL MINING)                                                                                 28,893
   8,977   AMCOR LIMITED (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                                                       43,399
  14,622   AMP LIMITED (INSURANCE CARRIERS)                                                                               84,105
   2,525   ARISTOCRAT LEISURE LIMITED (AMUSEMENT & RECREATION SERVICES)                                                   11,695
   4,366   ARROW ENERGY NL (OIL & GAS EXTRACTION)+                                                                        16,485
  19,750   ASCIANO GROUP (TRANSPORTATION SERVICES)                                                                        28,836
   1,266   ASX LIMITED (BUSINESS SERVICES)                                                                                39,315
  16,736   AUSTRALIA & NEW ZEALAND BANKING GROUP LIMITED (DEPOSITORY INSTITUTIONS)                                       360,106
   6,979   AXA ASIA PACIFIC HOLDINGS LIMITED (INSURANCE CARRIERS)                                                         26,906
   2,366   BENDIGO BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                                 19,620
  24,089   BHP BILLITON LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                               801,812
   1,488   BILLABONG INTERNATIONAL LIMITED (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS &
           SIMILAR MATERIALS)                                                                                             15,753
  13,240   BLUESCOPE STEEL LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                               34,223
   4,324   BORAL LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                         23,231
  13,462   BRAMBLES LIMITED (BUSINESS SERVICES)                                                                           95,960
   1,012   CALTEX AUSTRALIA LIMITED (PETROLEUM REFINING & RELATED INDUSTRIES)                                             10,812
  12,385   CFS GANDEL RETAIL TRUST (REAL ESTATE)                                                                          21,961
   4,041   COCA-COLA AMATIL LIMITED (FOOD & KINDRED PRODUCTS)                                                             34,972
     407   COCHLEAR LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)             23,971
  10,802   COMMONWEALTH BANK OF AUSTRALIA (DEPOSITORY INSTITUTIONS)                                                      493,153
   3,194   COMPUTERSHARE LIMITED (BUSINESS SERVICES)                                                                      31,446
   3,519   CROWN LIMITED (CASINO & GAMING)                                                                                27,723
   4,332   CSL LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                                     127,874
   8,961   CSR LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                                   14,862
  27,879   DB RREEF TRUST (REAL ESTATE)                                                                                   20,783
     485   ENERGY RESOURCES OF AUSTRALIA LIMITED (OIL & GAS EXTRACTION)                                                   10,787
  15,525   FAIRFAX MEDIA LIMITED (COMMUNICATIONS)                                                                         23,489
   9,141   FORTESCUE METALS GROUP LIMITED (METAL MINING)+                                                                 30,805
  13,837   FOSTER'S GROUP LIMITED (FOOD & KINDRED PRODUCTS)                                                               67,749
   9,348   GOODMAN FIELDER LIMITED (DURABLE GOODS - CONSUMER)                                                             13,772
  62,777   GPT GROUP (REAL ESTATE)                                                                                        37,937
  68,250   GPT GROUP HOLDINGS ENTITLEMENT SHARES (REAL ESTATE)+(a)                                                             0
   3,857   HARVEY NORMAN HOLDINGS LIMITED (GENERAL MERCHANDISE STORES)                                                    14,631
  11,733   INCITEC PIVOT LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                            29,293
  14,573   INSURANCE AUSTRALIA GROUP LIMITED (INSURANCE CARRIERS)                                                         48,597
   3,170   JAMES HARDIE INDUSTRIES NV (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                            21,981
   1,099   LEIGHTON HOLDINGS LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                     35,068
   3,241   LEND LEASE CORPORATION LIMITED (REAL ESTATE)                                                                   30,308
   2,184   LION NATHAN LIMITED (FOOD & KINDRED PRODUCTS)                                                                  22,061
     613   MACQUAIRE OFFICE TRUST (REAL ESTATE)                                                                              162
   4,992   MACQUARIE AIRPORTS (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                               12,507
  43,832   MACQUARIE GOODMAN GROUP (PROPERTIES)                                                                           25,715
   2,193   MACQUARIE GROUP LIMITED (DEPOSITORY INSTITUTIONS)                                                             113,739
  16,588   MACQUARIE INFRASTRUCTURE GROUP (HOLDING & OTHER INVESTMENT OFFICES)                                            21,585
   5,610   METCASH LIMITED (WHOLESALE TRADE-DURABLE GOODS)                                                                22,271
  18,335   MIRVAC GROUP (REAL ESTATE)                                                                                     27,174
  13,769   NATIONAL AUSTRALIA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                     373,642
   3,472   NEWCREST MINING LIMITED (METAL MINING)                                                                         97,710
   1,156   NUFARM LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                                   11,575
   9,856   ONESTEEL LIMITED (PRIMARY METAL INDUSTRIES)                                                                    26,346
   2,634   ORICA LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                         54,607
   6,420   ORIGIN ENERGY LIMITED (OIL & GAS EXTRACTION)                                                                   92,432

Portfolio of Investments--September 30, 2009                                          Wells Fargo Advantage Master Portfolios 173

INTERNATIONAL INDEX PORTFOLIO

  SHARES   SECURITY NAME                                                                                           VALUE
AUSTRALIA (continued)
  22,899   OZ MINERALS LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                    $        23,030
   4,076   PALADIN ENERGY LIMITED (DIVERSIFIED MINING)+                                                               16,181
     294   PERPETUAL TRUSTEES AUSTRALIA LIMITED (BUSINESS SERVICES)                                                   10,152
   8,060   QANTAS AIRWAYS (TRANSPORTATION BY AIR)                                                                     20,336
   7,446   QBE INSURANCE GROUP LIMITED (INSURANCE CARRIERS)                                                          158,047
   3,146   RIO TINTO LIMITED (METAL MINING)                                                                          164,415
   5,948   SANTOS LIMITED (OIL & GAS EXTRACTION)                                                                      79,759
   1,059   SIMS GROUP LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                21,329
   2,690   SONIC HEALTHCARE LIMITED (HEALTH SERVICES)                                                                 33,722
   9,623   SP AUSNET (ELECTRIC, GAS & SANITARY SERVICES)                                                               7,513
  16,383   STOCKLAND (PROPERTIES)                                                                                     58,969
   9,146   SUNCORP-METWAY LIMITED (DEPOSITORY INSTITUTIONS)                                                           71,649
   4,498   TABCORP HOLDINGS LIMITED (AMUSEMENT & RECREATION SERVICES)                                                 28,293
   8,849   TATTERSALL'S LIMITED (AMUSEMENT & RECREATION SERVICES)                                                     19,829
  31,945   TELSTRA CORPORATION LIMITED (COMMUNICATIONS)                                                               92,155
   4,798   TOLL HOLDINGS LIMITED (TRANSPORTATION SERVICES)                                                            36,109
   8,608   TRANSURBAN GROUP (SOCIAL SERVICES)                                                                         31,135
   7,257   WESFARMERS LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                               169,581
   1,094   WESFARMERS LIMITED - PRICE PROTECTED SHARES (MISCELLANEOUS MANUFACTURING INDUSTRIES)                       25,624
  14,706   WESTFIELD GROUP (PROPERTIES)                                                                              180,334
  20,896   WESTPAC BANKING CORPORATION (DEPOSITORY INSTITUTIONS)                                                     483,913
   3,584   WOODSIDE PETROLEUM LIMITED (OIL & GAS EXTRACTION)                                                         164,825
   8,924   WOOLWORTHS LIMITED (FOOD STORES)                                                                          230,278
   1,190   WORLEYPARSONS LIMITED (PERSONAL SERVICES)                                                                  31,190

                                                                                                                   5,902,547
                                                                                                             ---------------

AUSTRIA: 0.34%
   1,277   ERSTE BANK DER OESTERREICHISCHEN SPARKASSEN AG (DEPOSITORY INSTITUTIONS)                                   57,070
   1,089   OMV AG (OIL & GAS EXTRACTION)                                                                              43,935
     393   RAIFFEISEN INTERNATIONAL BANK HOLDINGS (DEPOSITORY INSTITUTIONS)                                           25,626
   2,363   TELEKOM AUSTRIA AG (COMMUNICATIONS)                                                                        42,601
     566   VERBUND - OESTERREICHISCHE ELEKTRIZITAETSWIRTSCHAFTS AG (ELECTRIC, GAS & SANITARY SERVICES)                28,616
     850   VOESTALPINE AG (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                    30,338
     282   WIENER STAEDTISCHE ALLGEMEINE VERSICHERUNG AG (INSURANCE CARRIERS)                                         16,094

                                                                                                                     244,280
                                                                                                             ---------------

BELGIUM: 0.97%
   2,600   ANHEUSER-BUSCH INBEV NV STRIP WHEN PRESENTED (FOOD & KINDRED PRODUCTS)+                                        11
   1,105   BELGACOM SA (COMMUNICATIONS)                                                                               43,045
     109   COLRUYT SA (FOOD STORES)                                                                                   25,617
     230   COMPAGNIE NATIONALE A PORTEFEUILLE (HOLDING & OTHER INVESTMENT OFFICES)                                    12,514
     738   DELHAIZE GROUP (FOOD STORES)                                                                               51,233
   3,900   DEXIA SA (DEPOSITORY INSTITUTIONS)                                                                         35,955
  16,223   FORTIS (DEPOSITORY INSTITUTIONS)                                                                           75,992
   9,100   FORTIS - STRIP WHEN PRESENTED (DEPOSITORY INSTITUTIONS)+                                                       27
     582   GROUPE BRUXELLES LAMBERT SA (INVESTMENTS & MISCELLANEOUS FINANCIAL SERVICES)                               53,758
   5,177   INBEV NA (FOOD & KINDRED PRODUCTS)                                                                        236,403
   1,156   KBC BANK VERZEKERINGS HOLDINGS (DEPOSITORY INSTITUTIONS)                                                   58,066
     220   MOBISTAR SA (COMMUNICATIONS)                                                                               15,224
     431   SOLVAY SA (CHEMICALS & ALLIED PRODUCTS)                                                                    44,749
     740   UCB SA (CHEMICALS & ALLIED PRODUCTS)                                                                       31,230
     813   UMICORE (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                                         24,341

                                                                                                                     708,165
                                                                                                             ---------------

174 Wells Fargo Advantage Master Portfolios                                             Portfolio of Investments--September 30, 2009

INTERNATIONAL INDEX PORTFOLIO

  SHARES   SECURITY NAME                                                                                          VALUE
BERMUDA: 0.00%
      50   INDEPENDENT TANKERS CORPORATION LIMITED (WATER TRANSPORTATION)+                                    $           26
                                                                                                              --------------

CYPRUS: 0.04%
   4,111   BANK OF CYPRUS PUBLIC COMPANY LTD (INSURANCE CARRIERS)                                                     31,282
                                                                                                              --------------

DENMARK: 0.89%
       4   A.P. MOLLER - MAERSK A/S - CLASS A (WATER TRANSPORTATION)                                                  26,735
       8   A.P. MOLLER - MAERSK A/S - CLASS B (WATER TRANSPORTATION)                                                  55,042
     812   CARLSBERG A/S (FOOD & KINDRED PRODUCTS)                                                                    58,820
     167   COLOPLAST A/S (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)            13,969
   3,228   DANSKE BANK A/S (DEPOSITORY INSTITUTIONS)                                                                  84,554
   1,350   DSV A/S (MOTOR FREIGHT TRANSPORTATION & WAREHOUSING)                                                       24,070
     400   H. LUNDBECK A/S (CHEMICALS & ALLIED PRODUCTS)                                                               8,296
   3,202   NOVO NORDISK A/S CLASS B (CHEMICALS & ALLIED PRODUCTS)                                                    200,477
     306   NOVOZYMES A/S CLASS B (HEALTH SERVICES)                                                                    28,798
      83   TOPDANMARK A/S (INSURANCE CARRIERS)+                                                                       12,547
     178   TRYGVESTA A/S (WHOLESALE TRADE-DURABLE GOODS)                                                              13,611
   1,548   VESTAS WIND SYSTEMS A/S (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
           MEDICAL & OPTICAL)+                                                                                       111,907
     120   WILLIAM DEMANT HOLDING A/S (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
           MEDICAL & OPTICAL)+                                                                                         8,917

                                                                                                                     647,743
                                                                                                              --------------

FINLAND: 1.19%
     957   ELISA OYJ (COMMUNICATIONS)                                                                                 19,634
   3,225   FORTUM OYJ (ELECTRIC, GAS & SANITARY SERVICES)                                                             82,683
     438   KESKO OYJ (FOOD STORES)                                                                                    14,678
   1,116   KONE OYJ (BUSINESS SERVICES)                                                                               41,024
     957   METSO OYJ (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                         26,930
     940   NESTE OIL OYJ LIMITED (OIL & GAS EXTRACTION)                                                               17,360
  26,876   NOKIA OYJ (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)               395,258
     770   NOKIAN RENKAAT OYJ (TRANSPORTATION EQUIPMENT)                                                              17,950
     868   OKO BANK (DEPOSITORY INSTITUTIONS)                                                                          9,908
   1,353   ORIOLA-KD OYJ (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)             8,177
     670   ORION OYJ (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                12,354
     838   OUTOKUMPU OYJ (METAL MINING)                                                                               15,770
     600   RAUTARUUKKI OYJ (PRIMARY METAL INDUSTRIES)                                                                 14,399
   3,051   SAMPO OYJ (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                             76,838
     590   SANOMAWSOY OYJ (MULTI MEDIA)                                                                               13,028
   4,260   STORA ENSO OYJ (PAPER & ALLIED PRODUCTS)                                                                   29,673
   3,776   UPM-KYMMENE OYJ (PAPER & ALLIED PRODUCTS)                                                                  45,310
     588   WARTSILA OYJ (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                      23,559

                                                                                                                     864,533
                                                                                                              --------------

FRANCE: 10.17%
   1,026   ACCOR SA (METAL MINING)                                                                                    57,113
     219   AEROPORTS DE PARIS (TRANSPORTATION BY AIR)                                                                 19,706
     991   AIR FRANCE-KLM (TRANSPORTATION BY AIR)                                                                     18,011
   1,781   AIR LIQUIDE (CHEMICALS & ALLIED PRODUCTS)                                                                 202,635
  16,734   ALCATEL SA (COMMUNICATIONS)                                                                                74,859
   1,451   ALSTOM (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                           105,891
     329   ATOS ORIGIN (BUSINESS SERVICES)                                                                            16,610
  11,246   AXA SA (INSURANCE CARRIERS)                                                                               304,453
     101   BIOMERIEUX (HEALTH SERVICES)                                                                               11,101
   6,007   BNP PARIBAS SA (DEPOSITORY INSTITUTIONS)                                                                  479,955
   1,620   BOUYGUES SA (ENGINEERING CONSTRUCTION)                                                                     82,380
     292   BUREAU VERITAS SA (ENVIRONMENTAL CONTROL)                                                                  16,477
   1,070   CAP GEMINI SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                     56,048

Portfolio of Investments--September 30, 2009                                          Wells Fargo Advantage Master Portfolios 175

INTERNATIONAL INDEX PORTFOLIO

  SHARES   SECURITY NAME                                                                                             VALUE
FRANCE (CONTINUED)
   4,554   CARREFOUR SA (FOOD STORES)                                                                              $ 206,588
     339   CASINO GUICHARD-PERRACHON SA (FOOD STORES)                                                                 26,887
     425   CHRISTIAN DIOR SA (APPAREL MANUFACTURERS)                                                                  41,980
     275   CNP ASSURANCES (INSURANCE AGENTS, BROKERS & SERVICE)                                                       28,021
   2,641   COMPAGNIE DE SAINT-GOBAIN (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                        137,005
   1,052   COMPAGNIE GENERALE DE GEOPHYSIQUE - VERITAS (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
           PHOTOGRAPHIC, MEDICAL & OPTICAL)+                                                                          24,547
   1,053   COMPAGNIE GENERALE DES ETABLISSEMENTS MICHELIN (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                  82,608
   6,392   CREDIT AGRICOLE SA (DEPOSITORY INSTITUTIONS)                                                              133,572
     475   DASSAULT SYSTEMES SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                              26,476
     295   EIFFAGE SA (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                                18,796
   1,720   ELECTRICITE DE FRANCE SA (ELECTRIC, GAS & SANITARY SERVICES)                                              102,038
      39   ERAMET (METAL MINING)                                                                                      13,534
   1,456   ESSILOR INTERNATIONAL SA CIE GENERALE D'OPTIQUE (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
           PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                           82,978
     209   EURAZEO SA (HOLDING & OTHER INVESTMENT OFFICES)                                                            13,679
     686   EUTELSAT COMMUNICATIONS (COMMUNICATIONS)                                                                   20,850
     159   FONCIERE DES REGIONS (REAL ESTATE)                                                                         18,519
  13,138   FRANCE TELECOM SA (COMMUNICATIONS)                                                                        350,002
   8,660   GAZ DE FRANCE (ELECTRIC, GAS & SANITARY SERVICES)                                                         384,552
   1,715   GAZ DE FRANCE STRIP WHEN PRESENTED (ELECTRIC, GAS & SANITARY SERVICES)+                                         3
     128   GECINA SA (REAL ESTATE)                                                                                    15,266
   3,960   GROUPE DANONE (FOOD & KINDRED PRODUCTS)                                                                   238,634
     383   HERMES INTERNATIONAL (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS)             56,523
     143   ICADE (REAL ESTATE)                                                                                        15,318
     121   ILIAD SA (BUSINESS SERVICES)                                                                               13,634
     254   IMERYS SA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                         14,576
     183   IPSEN (CHEMICALS & ALLIED PRODUCTS)                                                                        10,024
     497   JCDECAUX SA (BUSINESS SERVICES)                                                                            10,764
     671   KLEPIERRE (REAL ESTATE)                                                                                    26,615
   1,728   L'OREAL SA (APPAREL & ACCESSORY STORES)                                                                   171,824
   1,434   LAFARGE SA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                       128,321
     857   LAGARDERE SCA (COMMUNICATIONS)                                                                             39,918
     763   LEGRAND SA (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)               21,225
   1,768   LVMH MOET HENNESSY LOUIS VUITTON SA (DIVERSIFIED OPERATIONS)                                              177,819
     468   M6 METROPOLE TELEVISION (COMMUNICATIONS)                                                                   12,307
   6,038   NATIXIS (DEPOSITORY INSTITUTIONS)                                                                          36,403
     229   NEOPOST SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                        20,552
       1   NYSE EURONEXT (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                                    29
     918   PAGESJAUNES SA (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                  11,904
   1,392   PERNOD-RICARD (FOOD & KINDRED PRODUCTS)<<                                                                 110,548
   1,105   PEUGEOT SA (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                                33,690
     548   PPR SA (APPAREL & ACCESSORY STORES)                                                                        70,240
     853   PUBLICIS GROUPE (COMMUNICATIONS)                                                                           34,214
   1,345   RENAULT SA (TRANSPORTATION EQUIPMENT)                                                                      62,717
   1,363   SAFRAN SA (NATIONAL SECURITY & INTERNATIONAL AFFAIRS)                                                      25,540
   7,554   SANOFI-AVENTIS SA (CHEMICALS & ALLIED PRODUCTS)                                                           554,368
   1,685   SCHNEIDER ELECTRIC SA (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)   170,778
   1,196   SCOR REGROUPE (INSURANCE CARRIERS)                                                                         32,693
     195   SOCIETE BIC SA (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                            13,868
     164   SOCIETE DES AUTOROUTES PARIS-RHIN-RHONE (TRANSPORTATION SERVICES)                                          12,496
   3,331   SOCIETE GENERALE (DEPOSITORY INSTITUTIONS)                                                                268,094
     872   SOCIETE TELEVISION FRANCAISE 1 (COMMUNICATIONS)                                                            15,325
     685   SODEXHO ALLIANCE SA (FOOD & KINDRED PRODUCTS)                                                              41,038
   1,956   SUEZ ENVIRONNEMENT SA (ELECTRIC, GAS & SANITARY SERVICES)                                                  44,681

176 Wells Fargo Advantage Master Portfolios                                             Portfolio of Investments--September 30, 2009

INTERNATIONAL INDEX PORTFOLIO

  SHARES   SECURITY NAME                                                                                           VALUE
FRANCE (continued)
     762   TECHNIP SA (OIL & GAS EXTRACTION)                                                                  $       48,673
     649   THALES SA (TRANSPORTATION BY AIR)                                                                          32,195
  15,322   TOTAL SA (OIL & GAS EXTRACTION)                                                                           910,428
      56   TOTAL SA CLASS B (OIL & GAS EXTRACTION)                                                                     3,327
     585   UNIBAIL (REAL ESTATE)                                                                                     121,518
     391   VALLOUREC SA (STEEL PRODUCERS, PRODUCTS)                                                                   66,258
   2,714   VEOLIA ENVIRONNEMENT (ELECTRIC, GAS & SANITARY SERVICES)                                                  104,015
   3,051   VINCI SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                                  172,605
   8,403   VIVENDI SA (COMMUNICATIONS)                                                                               260,011

                                                                                                                   7,388,850
                                                                                                              --------------

GERMANY: 7.86%
   1,405   ADIDAS-SALOMON AG (APPAREL & ACCESSORY STORES)                                                             74,366
   3,252   ALLIANZ SE (INSURANCE CARRIERS)                                                                           406,262
   6,626   BASF AG (CHEMICALS & ALLIED PRODUCTS)                                                                     351,100
   5,510   BAYER AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                381,788
   2,377   BAYERISCHE MOTOREN WERKE AG (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                              114,613
     640   BEIERSDORF AG (APPAREL & ACCESSORY STORES)                                                                 37,584
     618   CELESIO AG (WHOLESALE TRADE-DURABLE GOODS)                                                                 17,038
   5,088   COMMERZBANK AG (DEPOSITORY INSTITUTIONS)                                                                   64,516
   6,473   DAIMLER AG (TRANSPORTATION EQUIPMENT)                                                                     325,895
   4,250   DEUTSCHE BANK AG (DEPOSITORY INSTITUTIONS)                                                                326,170
   1,400   DEUTSCHE BOERSE AG (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                          114,420
   1,681   DEUTSCHE LUFTHANSA AG (TRANSPORTATION BY AIR)                                                              29,789
   6,073   DEUTSCHE POST AG (TRANSPORTATION SERVICES)                                                                113,753
     642   DEUTSCHE POSTBANK AG (DEPOSITORY INSTITUTIONS)                                                             22,707
  20,356   DEUTSCHE TELEKOM AG (COMMUNICATIONS)                                                                      277,923
  13,644   E.ON AG (ELECTRIC, GAS & SANITARY SERVICES)                                                               578,616
     269   FRAPORT AG (TRANSPORTATION SERVICES)                                                                       14,309
     585   FRESENIUS AG (MEDICAL PRODUCTS)                                                                            34,234
   1,379   FRESENIUS MEDICAL CARE AG (MEDICAL PRODUCTS)                                                               68,672
     210   FRESENIUS SE (MEDICAL PRODUCTS)                                                                            10,329
   1,148   GEA GROUP AG (HOLDING & OTHER INVESTMENT OFFICES)                                                          23,956
     178   HAMBURGER HAFEN UND LOGISTIK AG (TRANSPORTATION SERVICES)                                                   8,020
     445   HANNOVER RUECKVERSICHERUNG AG (INSURANCE CARRIERS)                                                         20,402
     943   HENKEL KGAA (CHEMICALS & ALLIED PRODUCTS)                                                                  34,264
   1,307   HENKEL KGAA VORZUG (CHEMICALS & ALLIED PRODUCTS)                                                           56,269
     308   HOCHTIEF AG (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                               23,464
   7,943   INFINEON TECHNOLOGIES AG (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
             COMPUTER EQUIPMENT)+                                                                                     44,808
   1,072   K+S AG (CHEMICALS & ALLIED PRODUCTS)                                                                       58,498
   1,088   LINDE AG (ELECTRIC, GAS & SANITARY SERVICES)                                                              117,945
     763   MAN AG (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                            62,973
     474   MERCK KGAA (CHEMICALS & ALLIED PRODUCTS)                                                                   47,132
     832   METRO AG (FOOD STORES)                                                                                     47,057
   1,481   MUENCHENER RUECKVERSICHERUNGS GESELLSCHAFT AG (INSURANCE CARRIERS)                                        236,293
     635   PORSCHE AG (TRANSPORTATION EQUIPMENT)                                                                      49,946
      31   PUMA AG RUDOLF DASSLER SPORT (APPAREL & ACCESSORY STORES)                                                  10,294
     516   Q-CELLS AG (ELECTRIC, GAS & SANITARY SERVICES)+                                                             9,884
   3,005   RWE AG (ELECTRIC, GAS & SANITARY SERVICES)                                                                279,102
     287   SALZGITTER AG (STEEL PRODUCERS, PRODUCTS)                                                                  27,509
   6,159   SAP AG (BUSINESS SERVICES)                                                                                299,947
   5,906   SIEMENS AG (WHOLESALE TRADE NON-DURABLE GOODS)                                                            546,903
     608   SOLARWORLD AG (ENERGY)                                                                                     14,769
     486   SUEDZUCKER AG (FOOD & KINDRED PRODUCTS)                                                                     9,850
   2,428   THYSSENKRUPP AG (PRIMARY METAL INDUSTRIES)                                                                 83,603

Portfolio of Investments--September 30, 2009            Wells Fargo Advantage Master Portfolios 177

INTERNATIONAL INDEX PORTFOLIO

 SHARES    SECURITY NAME                                                                                                    VALUE
GERMANY (continued)
  1,067    TUI AG (TRANSPORTATION BY AIR)                                                                                 $   11,008
    922    UNITED INTERNET AG (COMMUNICATIONS)                                                                                13,910
    764    VOLKSWAGEN AG (TRANSPORTATION EQUIPMENT)                                                                           88,982
    636    VOLKSWAGEN AG (TRANSPORTATION EQUIPMENT)                                                                          104,545
    115    WACKER CHEMIE AG (CHEMICALS & ALLIED PRODUCTS)                                                                     17,938

                                                                                                                           5,713,355
                                                                                                                          ----------

GREECE: 0.62%
  2,619    ALPHA BANK AE (DEPOSITORY INSTITUTIONS)                                                                            48,290
  1,285    COCA-COLA HELLENIC BOTTLING COMPANY SA (FOOD & KINDRED PRODUCTS)                                                   34,205
  2,373    EFG EUROBANK ERGASIAS SA (DEPOSITORY INSTITUTIONS)+                                                                37,333
    580    HELLENIC PETROLEUM SA (OIL & GAS EXTRACTION)                                                                        6,586
  1,790    HELLENIC TELECOMMUNICATIONS ORGANIZATION SA (COMMUNICATIONS)                                                       29,599
  4,658    MARFIN INVESTMENT GROUP SA (HOLDING & OTHER INVESTMENT OFFICES)                                                    20,040
  4,383    NATIONAL BANK OF GREECE SA (DEPOSITORY INSTITUTIONS)                                                              157,140
  1,620    OPAP SA (AMUSEMENT & RECREATION SERVICES)                                                                          41,771
  2,219    PIRAEUS BANK SA (DEPOSITORY INSTITUTIONS)+                                                                         41,141
    850    PUBLIC POWER CORPORATION SA (ELECTRIC, GAS & SANITARY SERVICES)                                                    18,919
    430    TITAN CEMENT COMPANY SA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                   14,850

                                                                                                                             449,874
                                                                                                                          ----------

HONG KONG: 2.32%
  1,500    ASM PACIFIC TECHNOLOGY (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)           10,635
 10,696    BANK OF EAST ASIA LIMITED (DEPOSITORY INSTITUTIONS)                                                                38,644
 27,000    BOC HONG KONG HOLDINGS LIMITED (DEPOSITORY INSTITUTIONS)                                                           59,225
  9,000    CATHAY PACIFIC AIRWAYS LIMITED (TRANSPORTATION BY AIR)                                                             14,214
 10,000    CHEUNG KONG HOLDINGS LIMITED (REAL ESTATE)                                                                        126,902
  3,000    CHEUNG KONG INFRASTRUCTURE HOLDINGS LIMITED (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)        10,723
  4,098    CHINESE ESTATES HOLDINGS LIMITED (REAL ESTATE)                                                                      6,927
 14,500    CLP HOLDINGS LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                                           98,412
  8,000    ESPRIT HOLDINGS LIMITED (WHOLESALE TRADE NON-DURABLE GOODS)                                                        53,677
 15,000    FOXCONN INTERNATIONAL HOLDINGS LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)+                                    9,852
 20,000    GENTING INTERNATIONAL PLC (REAL ESTATE)+<<                                                                         15,902
  6,000    HANG LUNG GROUP LIMITED (REAL ESTATE)                                                                              30,039
 15,000    HANG LUNG PROPERTIES LIMITED (REAL ESTATE)                                                                         55,258
  5,500    HANG SENG BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                                   79,270
  8,000    HENDERSON LAND DEVELOPMENT COMPANY LIMITED (REAL ESTATE)                                                           52,645
 28,220    HONG KONG & CHINA GAS COMPANY LIMITED (OIL & GAS EXTRACTION)                                                       71,296
    400    HONG KONG AIRCRAFT ENGINEERING (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES)                    4,779
  8,000    HONG KONG EXCHANGES & CLEARING LIMITED (BUSINESS SERVICES)                                                        145,031
 10,000    HONGKONG ELECTRIC HOLDINGS LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                             54,838
    500    HOPEWELL HIGHWAY INFRASTRUCTURE LIMITED (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)               307
  4,000    HOPEWELL HOLDINGS (REAL ESTATE)                                                                                    12,568
 15,000    HUTCHISON WHAMPOA (DIVERSIFIED OPERATIONS)                                                                        108,290
  4,701    HYSAN DEVELOPMENT COMPANY LIMITED (REAL ESTATE)                                                                    11,768
  4,976    KERRY PROPERTIES LIMITED (REAL ESTATE)                                                                             26,613
 16,200    LI & FUNG LIMITED (WHOLESALE TRADE NON-DURABLE GOODS)                                                              65,322
  3,500    LIFESTYLE INTERNATIONAL HOLDINGS LIMITED (GENERAL MERCHANDISE STORES)                                               5,302
 15,835    LINK REIT (REAL ESTATE INVESTMENT TRUSTS (REITS))                                                                  34,857
 16,000    MONGOLIA ENERGY COMPANY LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)+                         5,677
 10,392    MTR CORPORATION (RAILROAD TRANSPORTATION)                                                                          36,070
 18,211    NEW WORLD DEVELOPMENT COMPANY LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)             39,195
  8,800    NOBLE GROUP LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                       15,305
  6,314    NWS HOLDINGS LIMITED (BUSINESS SERVICES)                                                                           12,221
  1,200    ORIENT OVERSEAS INTERNATIONAL LIMITED (WATER TRANSPORTATION)                                                        6,132
 28,977    PCCW LIMITED (COMMUNICATIONS)                                                                                       7,553

178 Wells Fargo Advantage Master Portfolios             Portfolio of Investments--September 30, 2009

INTERNATIONAL INDEX PORTFOLIO

 SHARES    SECURITY NAME                                                                                                    VALUE
HONG KONG (continued)
 10,000    SHANGRI-LA ASIA LIMITED (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)                                   $   18,839
 11,887    SINO LAND COMPANY (REAL ESTATE)                                                                                    21,289
 10,000    SUN HUNG KAI PROPERTIES LIMITED (REAL ESTATE)                                                                     147,354
  5,500    SWIRE PACIFIC LIMITED (BUSINESS SERVICES)                                                                          64,651
  2,000    TELEVISION BROADCASTS LIMITED (MOTION PICTURES)                                                                     8,619
  9,625    WHARF HOLDINGS LIMITED (BUSINESS SERVICES)                                                                         51,105
  7,000    WHEELOCK & COMPANY (REAL ESTATE)                                                                                   22,942
  1,500    WING HANG BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                                   14,758
  5,000    YUE YUEN INDUSTRIAL HOLDINGS LIMITED (APPAREL & ACCESSORY STORES)                                                  13,871

                                                                                                                           1,688,877
                                                                                                                          ----------

IRELAND: 0.37%
  6,409    ANGLO IRISH BANK CORPORATION PLC (DEPOSITORY INSTITUTIONS)(a)                                                           0
      1    BANK OF IRELAND PLC (DEPOSITORY INSTITUTIONS)                                                                           5
  4,968    CRH PLC (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                                  137,439
  3,493    ELAN CORPORATION PLC (CHEMICALS & ALLIED PRODUCTS)+                                                                25,051
  7,447    EXPERIAN GROUP LIMITED (BUSINESS SERVICES)                                                                         62,661
  1,040    KERRY GROUP PLC (FOOD & KINDRED PRODUCTS)                                                                          29,751
    480    RYANAIR HOLDINGS PLC ADR (TRANSPORTATION BY AIR)+                                                                  13,939

                                                                                                                             268,846
                                                                                                                          ----------

ITALY: 3.60%
    465    ACEA SPA (ELECTRIC, GAS & SANITARY SERVICES)                                                                        6,087
  7,668    AEM SPA (ELECTRIC, GAS & SANITARY SERVICES)                                                                        15,070
  3,105    ALLEANZA ASSICURAZIONI SPA (INSURANCE CARRIERS)                                                                    28,012
  7,635    ASSICURAZIONI GENERALI SPA (INSURANCE CARRIERS)                                                                   209,265
  1,870    ATLANTIA SPA (SOCIAL SERVICES)                                                                                     45,343
    776    AUTOGRILL SPA (EATING & DRINKING PLACES)                                                                            9,380
  4,869    BANCA CARIGE SPA (DEPOSITORY INSTITUTIONS)                                                                         14,535
 15,955    BANCA MONTE DEI PASCHI DI SIENA SPA (DEPOSITORY INSTITUTIONS)                                                      34,135
  2,892    BANCA POPOLARE DI MILANO SCARL (DEPOSITORY INSTITUTIONS)                                                           22,007
  4,651    BANCO POPOLARE SPA (DEPOSITORY INSTITUTIONS)+                                                                      44,614
    980    BULGARI SPA (APPAREL & ACCESSORY STORES)                                                                            7,572
 47,246    ENEL SPA (ELECTRIC, GAS & SANITARY SERVICES)                                                                      299,885
 18,687    ENI SPA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                                 467,066
    557    EXOR SPA (HOLDING & OTHER INVESTMENT OFFICES)                                                                      10,311
  5,508    FIAT SPA (TRANSPORTATION EQUIPMENT)<<                                                                              70,849
  2,969    FINMECCANICA SPA (TRANSPORTATION BY AIR)                                                                           52,481
    467    FONDIARIA SAI SPA (INSURANCE-MULTI LINE)                                                                            9,820
 55,283    INTESA SANPAOLO (DEPOSITORY INSTITUTIONS)                                                                         244,517
  6,841    INTESA SANPAOLO RNC (DEPOSITORY INSTITUTIONS)                                                                      24,301
    534    ITALCEMENTI SPA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                            8,221
    285    LOTTOMATICA SPA (AMUSEMENT & RECREATION SERVICES)                                                                   6,385
    850    LUXOTTICA GROUP SPA (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)              22,016
  5,172    MEDIASET SPA (COMMUNICATIONS)                                                                                      36,177
  3,439    MEDIOBANCA SPA (DEPOSITORY INSTITUTIONS)                                                                           47,000
  1,691    MEDIOLANUM SPA (INSURANCE CARRIERS)                                                                                11,766
 12,477    PARMALAT SPA (FOOD & KINDRED PRODUCTS)                                                                             34,490
 20,207    PIRELLI & COMPANY SPA (TRANSPORTATION EQUIPMENT)                                                                   10,823
    745    PRYSMIAN SPA (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                     13,976
  1,900    SAIPEM SPA (OIL & GAS EXTRACTION)                                                                                  57,220
  2,139    SARAS SPA (OIL & GAS EXTRACTION)                                                                                    8,256
 11,001    SNAM RETE GAS SPA (OIL & GAS EXTRACTION)                                                                           53,527
 44,198    TELECOM ITALIA RNC SPA (COMMUNICATIONS)                                                                            54,329
 72,032    TELECOM ITALIA SPA (COMMUNICATIONS)                                                                               126,385

Portfolio of Investments--September 30, 2009            Wells Fargo Advantage Master Portfolios 179

INTERNATIONAL INDEX PORTFOLIO

 SHARES    SECURITY NAME                                                                                                    VALUE
ITALY (continued)
  9,373    TERNA SPA (ELECTRIC, GAS & SANITARY SERVICES)                                                                  $   36,553
102,217    UNICREDITO ITALIANO SPA (DEPOSITORY INSTITUTIONS)<<                                                               399,379
  4,177    UNIONE DI BANCHE ITALIANE SCPA (DEPOSITORY INSTITUTIONS)                                                           64,120
  5,279    UNIPOL SPA (INSURANCE CARRIERS)                                                                                     8,011

                                                                                                                           2,613,884
                                                                                                                          ----------

JAPAN: 20.91%
  2,000    77 BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                                          11,408
    200    ABC-MART INCORPORATED (WHOLESALE TRADE-DURABLE GOODS)                                                               6,227
    300    ACOM COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)<<                                                         4,619
  1,100    ADVANTEST CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)            30,513
  4,700    AEON COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                                        44,976
    600    AEON CREDIT SERVICE COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                                            6,042
    500    AEON MALL COMPANY LIMITED (REAL ESTATE)                                                                            10,411
  3,000    AIOI INSURANCE COMPANY LIMITED (INSURANCE CARRIERS)                                                                15,307
  1,400    AISIN SEIKI COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                             34,156
  5,000    AJINOMOTO COMPANY INCORPORATED (FOOD & KINDRED PRODUCTS)                                                           50,075
    200    ALFRESA HOLDINGS CORPORATION (WHOLESALE TRADE NON-DURABLE GOODS)                                                    8,155
  5,000    ALL NIPPON AIRWAYS COMPANY LIMITED (TRANSPORTATION BY AIR)                                                         14,371
  2,000    AMADA COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                     13,457
  5,000    AOZORA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                                       7,241
  2,800    ASAHI BREWERIES LIMITED (FOOD & KINDRED PRODUCTS)                                                                  51,218
  7,000    ASAHI GLASS COMPANY LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                    56,537
  9,000    ASAHI KASEI CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                              45,820
  1,000    ASICS CORPORATION (FOOTWEAR)                                                                                        9,302
  3,300    ASTELLAS PHARMA INCORPORATED (CHEMICALS & ALLIED PRODUCTS)                                                        135,654
  2,000    BANK OF KYOTO LIMITED (DEPOSITORY INSTITUTIONS)                                                                    18,381
  9,000    BANK OF YOKOHAMA LIMITED (DEPOSITORY INSTITUTIONS)                                                                 44,115
    500    BENESSE CORPORATION (EDUCATIONAL SERVICES)                                                                         24,508
  4,400    BRIDGESTONE CORPORATION (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                           78,966
  1,600    BROTHER INDUSTRIES LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)       19,179
  7,700    CANON INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)              311,380
    500    CANON MARKETING JAPAN INCORPORATED (WHOLESALE TRADE-DURABLE GOODS)                                                  8,851
  1,700    CASIO COMPUTER COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                            13,882
     11    CENTRAL JAPAN RAILWAY COMPANY (RAILROAD TRANSPORTATION)                                                            79,040
  5,000    CHIBA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                                       30,970
  4,800    CHUBU ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                                     116,571
  1,600    CHUGAI PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                33,100
      7    CITIGROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                                                       34
  2,100    CITIZEN HOLDINGS COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                      11,814
    400    COCA-COLA WEST JAPAN COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                                      7,829
  4,000    COSMO OIL COMPANY LIMITED (OIL & GAS EXTRACTION)                                                                   11,140
  1,100    CREDIT SAISON COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                               12,940
  4,000    DAI NIPPON PRINTING COMPANY LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                     55,077
  2,000    DAICEL CHEMICAL INDUSTRIES LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                   12,076
  2,000    DAIDO STEEL COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)       7,263
  1,000    DAIHATSU MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                          10,216
  4,800    DAIICHI SANKYO COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                       99,085
  1,700    DAIKIN INDUSTRIES LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                      61,171
  4,000    DAINIPPON INK & CHEMICALS INCORPORATED (CHEMICALS & ALLIED PRODUCTS)                                                5,704
  1,000    DAINIPPON SUMITOMO PHARMA COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                            10,906
    600    DAITO TRUST CONSTRUCTION COMPANY LIMITED (REAL ESTATE)                                                             26,202
  4,000    DAIWA HOUSE INDUSTRY COMPANY LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)              41,887
 12,000    DAIWA SECURITIES GROUP INCORPORATED (HOLDING & OTHER INVESTMENT OFFICES)                                           61,895
      2    DENA COMPANY LIMITED (BUSINESS SERVICES)                                                                            5,526
  3,000    DENKI KAGAKU KOGYO KABUSHIKI KAISHA (CHEMICALS & ALLIED PRODUCTS)                                                  12,366

180 Wells Fargo Advantage Master Portfolios             Portfolio of Investments--September 30, 2009

INTERNATIONAL INDEX PORTFOLIO

 SHARES    SECURITY NAME                                                                                                   VALUE
JAPAN (continued)
  3,500    DENSO CORPORATION (TRANSPORTATION EQUIPMENT)                                                                   $  102,935
  1,200    DENTSU INCORPORATED (BUSINESS SERVICES)                                                                            27,940
  2,000    DOWA MINING COMPANY LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                             12,121
  2,400    EAST JAPAN RAILWAY COMPANY (RAILROADS)                                                                            172,718
  1,800    EISAI COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                                67,777
    980    ELECTRIC POWER DEVELOPMENT COMPANY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                     31,060
    900    ELPIDA MEMORY INCORPORATED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                               11,801
    400    FAMILYMART COMPANY LIMITED (GENERAL MERCHANDISE STORES)                                                            12,878
  1,400    FANUC LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                   125,550
    300    FAST RETAILING COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                        37,966
  4,000    FUJI ELECTRIC HOLDINGS COMPANY LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)          7,397
  4,000    FUJI HEAVY INDUSTRIES LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                             15,552
      3    FUJI TELEVISION NETWORK INCORPORATED (COMMUNICATIONS)                                                               4,913
  3,500    FUJIFILM HOLDINGS CORPORATION (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
           OPTICAL)                                                                                                          104,885
 13,000    FUJITSU LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                           85,011
  6,000    FUKUOKA FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                                     24,932
  5,000    FURUKAWA ELECTRIC COMPANY LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
           OPTICAL)                                                                                                           20,331
      7    GOODWILL GROUP INCORPORATED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                  2
  2,000    GS YUASA CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)             18,270
  3,000    GUNMA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                                       16,510
    170    HAKUHODO DY HOLDINGS INCORPORATED (CONSUMER SERVICES)                                                               9,261
  7,800    HANKYU HANSHIN HOLDINGS INCORPORATED (RAILROAD TRANSPORTATION)                                                     37,364
    200    HIKARI TSUSHIN INCORPORATED (MISCELLANEOUS RETAIL)                                                                  4,369
  2,000    HINO MOTORS LIMITED (TRANSPORTATION EQUIPMENT)                                                                      7,598
    200    HIROSE ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
           EQUIPMENT)                                                                                                         22,548
    500    HISAMITSU PHARMACEUTICAL COMPANY INCORPORATED (CHEMICALS & ALLIED PRODUCTS)                                        20,275
    800    HITACHI CHEMICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                     16,345
    800    HITACHI CONSTRUCTION MACHINERY COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)            17,174
    500    HITACHI HIGH-TECHNOLOGIES CORPORATION (MACHINERY)                                                                  10,455
 24,000    HITACHI LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                           73,793
  1,000    HITACHI METALS LIMITED (PRIMARY METAL INDUSTRIES)                                                                  10,238
  1,300    HOKKAIDO ELECTRIC POWER COMPANY INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
           EXCEPT COMPUTER EQUIPMENT)                                                                                         27,053
  9,000    HOKUHOKU FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                                    21,055
  1,300    HOKURIKU ELECTRIC POWER COMPANY (ELECTRIC, GAS & SANITARY SERVICES)                                                33,092
 11,900    HONDA MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                            366,552
  3,000    HOYA CORPORATION (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)<<               70,852
    900    IBIDEN COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)           33,487
    200    IDEMITSU KOSAN COMPANY LIMITED (OIL & GAS EXTRACTION)                                                              16,510
      6    INPEX HOLDINGS INCORPORATED (OIL & GAS EXPLORATION)                                                                51,200
  2,560    ISETAN MITSUKOSHI HOLDINGS LIMITED (MISCELLANEOUS RETAIL)                                                          29,403
 10,000    ISHIKAWAJIMA-HARIMA HEAVY INDUSTRIES COMPANY LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                      20,275
  9,000    ISUZU MOTORS LIMITED (TRANSPORTATION EQUIPMENT)                                                                    19,050
    500    ITO EN LIMITED (EATING & DRINKING PLACES)                                                                           9,258
 11,000    ITOCHU CORPORATION (WHOLESALE TRADE NON-DURABLE GOODS)                                                             72,913
    200    ITOCHU TECHNO-SCIENCE CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                          6,161
  3,800    J FRONT RETAILING COMPANY LIMITED (WHOLESALE TRADE-DURABLE GOODS)                                                  22,902
    200    JAFCO COMPANY LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                                                          6,116
  7,000    JAPAN AIRLINES CORPORATION (TRANSPORTATION BY AIR)+                                                                10,294
    200    JAPAN PETROLEUM EXPLORATION COMPANY (OIL & GAS EXTRACTION)                                                         10,204
      4    JAPAN PRIME REALTY INVESTMENT CORPORATION (REAL ESTATE INVESTMENT TRUSTS (REITS))                                   9,723
      3    JAPAN REAL ESTATE INVESTMENT CORPORATION (REAL ESTATE INVESTMENT TRUSTS (REITS))                                   24,531
      2    JAPAN RETAIL FUND INVESTMENT CORPORATION (REAL ESTATE INVESTMENT TRUSTS (REITS))                                   10,851
  2,000    JAPAN STEEL WORKS (MACHINERY)                                                                                      22,993
     32    JAPAN TOBACCO INCORPORATED (TOBACCO PRODUCTS)                                                                     109,798
  3,500    JFE HOLDINGS INCORPORATED (PRIMARY METAL INDUSTRIES)                                                              120,091

Portfolio of Investments--September 30, 2009            Wells Fargo Advantage Master Portfolios 181

INTERNATIONAL INDEX PORTFOLIO

 SHARES    SECURITY NAME                                                                                                    VALUE
JAPAN (continued)
  1,000    JGC CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                               $  20,453
  5,000    JOYO BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                                       24,564
  1,300    JSR CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                                     26,647
  1,400    JTEKT CORPORATION (TRANSPORTATION EQUIPMENT)                                                                      16,314
     18    JUPITER TELECOMMUNICATIONS COMPANY LIMITED (COMMUNICATIONS)                                                       17,405
  6,000    KAJIMA CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                               15,373
  2,000    KAMIGUMI COMPANY LIMITED (TRANSPORTATION SERVICES)                                                                16,332
  2,000    KANEKA CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                                  14,371
  5,500    KANSAI ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                                   132,958
  1,000    KANSAI PAINT COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                         7,798
  3,900    KAO CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                                     96,452
 10,000    KAWASAKI HEAVY INDUSTRIES LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                        25,400
  4,000    KAWASAKI KISEN KAISHA LIMITED (WATER TRANSPORTATION)                                                              14,839
     21    KDDI CORPORATION (COMMUNICATIONS)                                                                                118,376
  3,000    KEIHIN ELECTRIC EXPRESS RAILWAY COMPANY LIMITED (RAILROAD TRANSPORTATION)                                         25,433
  4,000    KEIO CORPORATION (RAILROAD TRANSPORTATION)                                                                        27,316
  2,000    KEISEI ELECTRIC RAILWAY COMPANY LIMITED (RAILROAD TRANSPORTATION)                                                 13,279
    300    KEYENCE CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)             64,101
  1,000    KIKKOMAN CORPORATION (FOOD & KINDRED PRODUCTS)                                                                    12,455
  1,000    KINDEN CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                                8,366
 12,000    KINTETSU CORPORATION (RAILROAD TRANSPORTATION)                                                                    46,388
  6,000    KIRIN BREWERY COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                                           91,973
 18,000    KOBE STEEL LIMITED (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                       31,482
  6,800    KOMATSU LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                         127,417
    700    KONAMI CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                       14,271
  3,500    KONICA MINOLTA HOLDINGS INCORPORATED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL
           & OPTICAL)                                                                                                        33,181
  8,000    KUBOTA CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                       66,574
  2,500    KURARAY COMPANY LIMITED (TEXTILE MILL PRODUCTS)                                                                   27,293
    800    KURITA WATER INDUSTRIES LIMITED (ADMINISTRATION OF ENVIRONMENTAL QUALITY & HOUSING PROGRAMS)                      28,697
  1,200    KYOCERA CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)<<          111,357
  2,000    KYOWA HAKKO KOGYO COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                   25,333
  2,700    KYUSHU ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                                    61,210
    500    LAWSON INCORPORATED (GENERAL MERCHANDISE STORES)                                                                  23,227
    900    LEOPALACE 21 CORPORATION (REAL ESTATE)                                                                             7,229
    200    MABUCHI MOTOR COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
           EQUIPMENT)                                                                                                        10,182
    800    MAKITA CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)<<            25,400
 12,000    MARUBENI CORPORATION (BUSINESS SERVICES)                                                                          60,558
  1,700    MARUI COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                                12,177
    300    MARUICHI STEEL TUBE LIMITED (PRIMARY METAL INDUSTRIES)                                                             5,999
    900    MATSUI SECURITIES COMPANY LIMITED (INSURANCE AGENTS, BROKERS & SERVICE)                                            7,339
 14,100    MATSUSHITA ELECTRIC INDUSTRIAL COMPANY LIMITED (ELECTRICAL & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
           EXCEPT COMPUTER EQUIPMENT)                                                                                       207,813
  3,000    MATSUSHITA ELECTRIC WORKS LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)             35,860
  7,000    MAZDA MOTOR CORPORATION (TRANSPORTATION EQUIPMENT)                                                                15,674
    500    MCDONALD'S HOLDINGS COMPANY (JAPAN) LIMITED (FOOD STORES)                                                          9,998
  1,100    MEDICEO PALTAC HOLDINGS COMPANY LIMITED (WHOLESALE TRADE NON-DURABLE GOODS)                                       15,477
    500    MEIJI HOLDINGS COMPANY LIMITED (FOOD MANUFACTURERS & PURVEYORS)                                                   21,333
  5,200    MILLEA HOLDINGS INCORPORATED (INSURANCE CARRIERS)                                                                150,615
  3,000    MINEBEA COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)         13,769
  8,500    MITSUBISHI CHEMICAL HOLDINGS CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                            35,320
  9,700    MITSUBISHI CORPORATION (BUSINESS SERVICES)                                                                       196,237
 14,000    MITSUBISHI ELECTRIC CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                         106,055
  8,000    MITSUBISHI ESTATE COMPANY LIMITED (REAL ESTATE)                                                                  125,840
  3,000    MITSUBISHI GAS CHEMICAL COMPANY INCORPORATED (CHEMICALS & ALLIED PRODUCTS)                                        16,309
 22,000    MITSUBISHI HEAVY INDUSTRIES LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                      83,329
  1,000    MITSUBISHI LOGISTICS CORPORATION (MOTOR FREIGHT TRANSPORTATION & WAREHOUSING)                                     12,109
  8,000    MITSUBISHI MATERIALS CORPORATION (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                       22,102
 26,000    MITSUBISHI MOTORS CORPORATION (TRANSPORTATION EQUIPMENT)+                                                         42,867

182 Wells Fargo Advantage Master Portfolios             Portfolio of Investments--September 30, 2009

INTERNATIONAL INDEX PORTFOLIO

SHARES     SECURITY NAME                                                                                                    VALUE
JAPAN (continued)
  4,000    MITSUBISHI RAYON COMPANY LIMITED (TEXTILE MILL PRODUCTS)                                                       $  13,725
 66,870    MITSUBISHI UFJ FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                            359,064
    430    MITSUBISHI UFJ SECURITIES COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                                    12,982
 12,500    MITSUI & COMPANY LIMITED (WHOLESALE TRADE-DURABLE GOODS)                                                         163,482
  4,000    MITSUI CHEMICALS INCORPORATED (CHEMICALS & ALLIED PRODUCTS)                                                       14,259
  5,000    MITSUI ENGINEERING & SHIPBUILDING COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                      12,978
  6,000    MITSUI FUDOSAN COMPANY LIMITED (REAL ESTATE)                                                                     101,532
  4,000    MITSUI MINING & SMELTING COMPANY LIMITED (METAL MINING)                                                           10,249
  8,000    MITSUI O.S.K. LINES LIMITED (WATER TRANSPORTATION)                                                                47,413
  3,000    MITSUI SUMITOMO INSURANCE GROUP HOLDINGS INCORPORATED (INSURANCE CARRIERS)                                        82,716
  7,000    MITSUI TRUST HOLDINGS INCORPORATED (DEPOSITORY INSTITUTIONS)                                                      25,968
    600    MITSUMI ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
           EQUIPMENT)                                                                                                        12,954
 90,300    MIZUHO FINANCIAL GROUP INCORPORATED (BANKING)                                                                    179,061
 11,000    MIZUHO TRUST & BANKING COMPANY LIMITED (DEPOSITORY INSTITUTIONS)                                                  11,642
  1,500    MURATA MANUFACTURING COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
           EXCEPT COMPUTER EQUIPMENT)                                                                                        71,186
  1,500    NAMCO BANDAI HOLDINGS INCORPORATED (AMUSEMENT & RECREATION SERVICES)                                              15,357
 14,000    NEC CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                 43,982
  2,000    NGK INSULATORS LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)          46,343
  1,000    NGK SPARK PLUG COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                         12,767
  1,000    NHK SPRING COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                              8,255
    800    NIDEC CORPORATION (WHOLESALE TRADE-DURABLE GOODS)                                                                 64,970
  2,000    NIKON CORPORATION (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)               36,584
    700    NINTENDO COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)       179,357
      4    NIPPON BUILDING FUND INCORPORATED (REAL ESTATE INVESTMENT TRUSTS (REITS))                                         35,693
  3,000    NIPPON ELECTRIC GLASS COMPANY LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                    27,371
  6,000    NIPPON EXPRESS COMPANY LIMITED (MOTOR FREIGHT TRANSPORTATION & WAREHOUSING)                                       24,397
  1,000    NIPPON MEAT PACKERS INCORPORATED (FOOD & KINDRED PRODUCTS)                                                        12,856
  6,500    NIPPON MINING HOLDINGS INCORPORATED (OIL & GAS EXTRACTION)                                                        32,006
  9,000    NIPPON OIL CORPORATION (OIL & GAS EXTRACTION)                                                                     50,532
    600    NIPPON PAPER GROUP INCORPORATED (PAPER & ALLIED PRODUCTS)                                                         17,312
  5,000    NIPPON SHEET GLASS COMPANY LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)            16,710
 37,000    NIPPON STEEL CORPORATION (PRIMARY METAL INDUSTRIES)                                                              135,197
  3,700    NIPPON TELEGRAPH & TELEPHONE CORPORATION (COMMUNICATIONS)                                                        171,470
  8,000    NIPPON YUSEN KABUSHIKI KAISHA (WATER TRANSPORTATION)                                                              30,925
  5,000    NIPPONKOA INSURANCE COMPANY LIMITED (INSURANCE CARRIERS)                                                          31,304
  5,000    NISHI-NIPPON CITY BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                          12,644
  1,000    NISSAN CHEMICAL INDUSTRIES LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                  14,415
 17,900    NISSAN MOTOR COMPANY LIMITED (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                    121,042
  1,000    NISSAY DOWA GENERAL INSURANCE COMPANY LIMITED (INSURANCE CARRIERS)                                                 5,113
  1,500    NISSHIN SEIFUN GROUP INCORPORATED (FOOD & KINDRED PRODUCTS)                                                       20,988
  5,000    NISSHIN STEEL COMPANY LIMITED (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)             8,912
  1,000    NISSHINBO INDUSTRIES INCORPORATED (TEXTILE MILL PRODUCTS)                                                         10,639
    500    NISSIN FOOD PRODUCTS COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                                    19,217
    250    NITORI COMPANY LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                           21,306
  1,200    NITTO DENKO CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                             36,763
    800    NOK CORPORATION (TRANSPORTATION EQUIPMENT)                                                                        11,924
 18,100    NOMURA HOLDINGS INCORPORATED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)<<                     111,506
    400    NOMURA REAL ESTATE HOLDINGS INCORPORATED (REAL ESTATE)                                                             6,501
      2    NOMURA REAL ESTATE OFFICE FUND (REAL ESTATE INVESTMENT TRUSTS (REITS))                                            13,301
    700    NOMURA RESEARCH INSTITUTE LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                        16,649
  3,000    NSK LIMITED (PRIMARY METAL INDUSTRIES)                                                                            18,615
  3,000    NTN CORPORATION (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                          12,432
      9    NTT DATA CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)            28,835
    111    NTT DOCOMO INCORPORATED (COMMUNICATIONS)                                                                         177,323
      9    NTT URBAN DEVELOPMENT CORPORATION (REAL ESTATE)                                                                    8,262

Portfolio of Investments--September 30, 2009            Wells Fargo Advantage Master Portfolios 183

INTERNATIONAL INDEX PORTFOLIO

 SHARES    SECURITY NAME                                                                                                    VALUE
JAPAN (continued)
  5,000    OBAYASHI CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                          $  21,890
     50    OBIC COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                      8,461
  4,000    ODAKYU ELECTRIC RAILWAY COMPANY LIMITED (RAILROAD TRANSPORTATION)                                                 36,094
  6,000    OJI PAPER COMPANY LIMITED (PAPER & ALLIED PRODUCTS)                                                               27,071
  1,600    OLYMPUS CORPORATION (GENERAL MERCHANDISE STORES)                                                                  42,422
  1,500    OMRON CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)               28,307
    600    ONO PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                  31,215
  1,000    ONWARD KASHIYAMA COMPANY LIMITED (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS)         7,442
    300    ORACLE CORPORATION JAPAN (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                 13,368
    400    ORIENTAL LAND COMPANY LIMITED (AMUSEMENT & RECREATION SERVICES)                                                   28,162
    640    ORIX CORPORATION (MISCELLANEOUS RETAIL)                                                                           39,071
 14,000    OSAKA GAS COMPANY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                                     49,128
    100    OTSUKA CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                        5,982
    500    PROMISE COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                       2,729
     51    RAKUTEN INCORPORATED (COMMUNICATIONS)                                                                             33,975
  3,500    RESONA HOLDINGS INCORPORATED (DEPOSITORY INSTITUTIONS)                                                            45,034
  5,000    RICOH COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)           72,857
    300    RINNAI CORPORATION (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                            14,170
    700    ROHM COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)            48,972
    400    SANKYO COMPANY LIMITED (WHOLESALE TRADE NON-DURABLE GOODS)                                                        25,043
    500    SANTEN PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                               18,381
 12,000    SANYO ELECTRIC COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                          28,474
  2,200    SAPPORO HOKUYO HOLDINGS INCORPORATED (DEPOSITORY INSTITUTIONS)                                                     7,818
  2,000    SAPPORO HOLDINGS LIMITED (EATING & DRINKING PLACES)                                                               10,204
    122    SBI HOLDINGS INCORPORATED (HOLDING & OTHER INVESTMENT OFFICES)                                                    24,167
  1,500    SECOM COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)           75,531
  1,300    SEGA SAMMY HOLDINGS INCORPORATED (AMUSEMENT & RECREATION SERVICES)                                                16,915
  1,000    SEIKO EPSON CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)         14,995
  3,000    SEKISUI CHEMICAL COMPANY LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                 17,446
  4,000    SEKISUI HOUSE LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                            36,094
  5,520    SEVEN & I HOLDINGS COMPANY LIMITED (FOOD STORES)                                                                 132,212
      3    SEVEN BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                                       7,419
  7,200    SHARP CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)<<             80,049
  1,300    SHIKOKU ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                                   39,681
  2,000    SHIMADZU CORPORATION (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)            14,482
    200    SHIMAMURA COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                            19,629
    500    SHIMANO INCORPORATED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                             21,612
  4,000    SHIMIZU CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                              15,730
  2,900    SHIN-ETSU CHEMICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                 178,332
    500    SHINKO ELECTRIC INDUSTRIES (ELECT COMPONENTS-SEMICONDUCTORS)                                                       8,907
  4,000    SHINKO SECURITIES COMPANY LIMITED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                   14,571
  7,000    SHINSEI BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                                    10,761
  2,000    SHIONOGI & COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                          47,346
  3,000    SHISEIDO COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                             52,303
  4,000    SHIZUOKA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                                   42,244
  9,000    SHOWA DENKO KK (CHEMICALS & ALLIED PRODUCTS)                                                                      18,348
  1,400    SHOWA SHELL SEKIYU KK (OIL & GAS EXTRACTION)                                                                      15,300
    400    SMC CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                          49,195
  5,400    SOFTBANK CORPORATION (HOLDING & OTHER INVESTMENT OFFICES)                                                        118,690
  9,000    SOJITZ HOLDINGS CORPORATION (WHOLESALE TRADE NON-DURABLE GOODS)                                                   17,145
  6,000    SOMPO JAPAN INSURANCE INCORPORATED (INSURANCE CARRIERS)                                                           40,372
  7,200    SONY CORPORATION (ELECTRONIC)                                                                                    212,956
      6    SONY FINANCIAL HOLDINGS INCORPORATED (INSURANCE - LIFE)                                                           17,238
    500    SQUARE ENIX COMPANY LIMITED (BUSINESS SERVICES)                                                                   13,535
  1,000    STANLEY ELECTRIC COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                         20,275
    800    SUMCO CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)               18,181
 11,000    SUMITOMO CHEMICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                   45,831

184 Wells Fargo Advantage Master Portfolios             Portfolio of Investments--September 30, 2009

INTERNATIONAL INDEX PORTFOLIO

 SHARES    SECURITY NAME                                                                                                    VALUE
JAPAN (continued)
  8,100    SUMITOMO CORPORATION (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                             $  83,468
  5,500    SUMITOMO ELECTRIC INDUSTRIES LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL
           & OPTICAL)                                                                                                        71,932
  4,000    SUMITOMO HEAVY INDUSTRIES LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                        19,518
 24,000    SUMITOMO METAL INDUSTRIES LIMITED (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)        59,088
  4,000    SUMITOMO METAL MINING COMPANY LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                  65,683
  6,500    SUMITOMO MITSUI FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                           226,647
  3,000    SUMITOMO REALTY & DEVELOPMENT COMPANY LIMITED (REAL ESTATE)<<                                                     54,910
  1,300    SUMITOMO RUBBER INDUSTRIES LIMITED (TRANSPORTATION EQUIPMENT)                                                     12,266
    100    SUMITOMO TITANIUM (NON-FERROUS METALS)                                                                             2,863
 10,000    SUMITOMO TRUST & BANKING COMPANY LIMITED (DEPOSITORY INSTITUTIONS)                                                53,139
  2,000    SURUGA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                                     18,916
    500    SUZUKEN COMPANY LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)         17,267
  2,500    SUZUKI MOTOR CORPORATION (TRANSPORTATION EQUIPMENT)                                                               58,347
  1,600    T&D HOLDINGS INCORPORATED (INSURANCE CARRIERS)                                                                    43,313
  6,000    TAIHEIYO CEMENT CORPORATION (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                               8,021
  7,000    TAISEI CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                               13,881
  1,000    TAISHO PHARMACEUTICAL COMPANY LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL
           & OPTICAL)                                                                                                        20,219
  2,000    TAIYO NIPPON SANSO CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                      23,818
  2,000    TAKASHIMAYA COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                          15,997
  5,400    TAKEDA PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                              224,987
  2,000    TANABE SEIYAKU COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                      26,670
    800    TDK CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                          46,254
  7,000    TEIJIN LIMITED (TEXTILE MILL PRODUCTS)                                                                            21,835
  1,200    TERUMO CORPORATION (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)              66,039
  1,000    THE CHUGOKU BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                                12,666
  2,000    THE CHUGOKU ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                               43,982
  3,000    THE HACHIJUNI BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                              16,710
  4,000    THE HIROSHIMA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                              16,532
  2,000    THE IYO BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                                    18,047
    900    THK COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                      17,626
  6,000    TOBU RAILWAY COMPANY LIMITED (RAILROAD TRANSPORTATION)                                                            36,629
    800    TOHO COMPANY LIMITED TOKYO (MOTION PICTURES)                                                                      13,555
  3,000    TOHO GAS COMPANY LIMITED (PETROLEUM REFINING & RELATED INDUSTRIES)                                                13,702
  3,100    TOHOKU ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                                    69,069
  2,000    TOKUYAMA CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                                14,661
    300    TOKYO BROADCASTING SYSTEM INCORPORATED (COMMUNICATIONS)                                                            5,103
  8,700    TOKYO ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                                    228,246
  1,200    TOKYO ELECTRON LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)          76,600
 17,000    TOKYO GAS COMPANY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                                     70,640
    700    TOKYO STEEL MANUFACTURING COMPANY LIMITED (FURNITURE & FIXTURES)                                                   8,578
  2,000    TOKYO TATEMONO COMPANY LIMITED (INSURANCE AGENTS, BROKERS & SERVICE)                                               9,781
  8,000    TOKYU CORPORATION (TRANSPORTATION SERVICES)                                                                       38,322
  3,000    TOKYU LAND CORPORATION (REAL ESTATE)                                                                              11,998
  2,000    TONENGENERAL SEKIYU KK (OIL & GAS EXTRACTION)                                                                     19,540
  4,000    TOPPAN PRINTING COMPANY LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                        37,877
 10,000    TORAY INDUSTRIES INCORPORATED (TEXTILE MILL PRODUCTS)                                                             60,603
 28,000    TOSHIBA CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                     146,917
  4,000    TOSOH CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                                   10,115
  1,800    TOSTEM INAX HOLDING CORPORATION (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                          31,582
  2,000    TOTO LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                                     12,522
  1,100    TOYO SEIKAN KAISHA LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                               21,163
  1,000    TOYO SUISAN KAISHA LIMITED (FOOD & KINDRED PRODUCTS)                                                              27,071
    500    TOYODA GOSEI COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                           14,622
    500    TOYOTA BOSHOKU CORPORATION (TRANSPORTATION EQUIPMENT)                                                              9,865
  1,300    TOYOTA INDUSTRIES CORPORATION (TRANSPORTATION EQUIPMENT)                                                          35,699
 19,800    TOYOTA MOTOR CORPORATION (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                        787,456
  1,500    TOYOTA TSUSHO CORPORATION (BUSINESS SERVICES)                                                                     22,626

Portfolio of Investments--September 30, 2009            Wells Fargo Advantage Master Portfolios 185

INTERNATIONAL INDEX PORTFOLIO

 SHARES    SECURITY NAME                                                                                                    VALUE
JAPAN (continued)
    800    TREND MICRO INCORPORATED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                             $    29,856
    400    TSUMURA & COMPANY (CHEMICALS & ALLIED PRODUCTS)                                                                    14,438
  7,000    UBE INDUSTRIES LIMITED JAPAN (CHEMICALS & ALLIED PRODUCTS)                                                         18,404
    300    UNI-CHARM CORPORATION (APPAREL & ACCESSORY STORES)                                                                 28,474
  1,000    UNY COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                                          7,486
    800    USHIO INCORPORATED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)               13,948
    170    USS COMPANY LIMITED (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                               10,132
     12    WEST JAPAN RAILWAY COMPANY (RAILROAD TRANSPORTATION)                                                               45,452
    107    YAHOO JAPAN CORPORATION (BUSINESS SERVICES)                                                                        36,356
    700    YAKULT HONSHA COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                                            18,677
    630    YAMADA DENKI COMPANY LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                      42,671
  2,000    YAMAGUCHI FINANCIAL GROUP (DEPOSITORY INSTITUTIONS)                                                                20,743
  1,100    YAMAHA CORPORATION (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                                13,014
  1,500    YAMAHA MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                            18,498
    300    YAMATO KOGYO COMPANY LIMITED (PRIMARY METAL INDUSTRIES)                                                             8,455
  3,000    YAMATO TRANSPORT COMPANY LIMITED (TRANSPORTATION SERVICES)                                                         49,295
  1,000    YAMAZAKI BAKING COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                                          13,546
  2,000    YASKAWA ELECTRIC CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
           EQUIPMENT)                                                                                                         14,438
  1,700    YOKOGAWA ELECTRIC CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
           EQUIPMENT)                                                                                                         15,056

                                                                                                                          15,194,992
                                                                                                                         -----------

KAZAKHSTAN: 0.03%
  1,774    EURASIAN NATURAL RESOURCES CORPORATION (METAL MINING)                                                              24,850
                                                                                                                         -----------

LUXEMBOURG: 0.55%
  6,784    ARCELORMITTAL (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                   253,646
    548    MILLICOM INTERNATIONAL CELLULAR SA (COMMUNICATIONS)+                                                               40,011
  2,055    SES FDR (COMMUNICATIONS)                                                                                           46,612
  3,389    TENARIS SA (PRIMARY METAL INDUSTRIES)                                                                              60,405

                                                                                                                             400,674
                                                                                                                         -----------

MEXICO: 0.02%
  1,302    FRESNILLO PLC (MINING)                                                                                             16,064
                                                                                                                         -----------

NETHERLANDS: 3.47%
 10,557    AEGON NV (INSURANCE CARRIERS)                                                                                      89,619
  1,682    AKZO NOBEL NV (CHEMICALS & ALLIED PRODUCTS)                                                                       104,202
  3,132    ASML HOLDING NV (SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED)                                                  92,133
    418    BOSKALIS WESTMINSTER (CONSTRUCTION SPECIAL TRADE CONTRACTORS)                                                      14,277
    358    CORIO NV (REAL ESTATE INVESTMENT TRUSTS (REITS))                                                                   24,691
  2,941    EUROPEAN AERONAUTIC DEFENCE & SPACE COMPANY (TRANSPORTATION BY AIR)                                                66,041
    478    FUGRO NV (OIL FIELD SERVICES)                                                                                      27,605
    813    HEINEKEN HOLDING NV (BREWERY)                                                                                      33,163
  1,779    HEINEKEN NV (BREWERY)                                                                                              82,017
 14,068    ING GROEP NV (FINANCIAL SERVICES)                                                                                 251,155
 12,376    KONINKLIJKE (ROYAL) KPN NV (COMMUNICATIONS)                                                                       205,283
  7,020    KONINKLIJKE (ROYAL) PHILIPS ELECTRONICS NV (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
           EXCEPT COMPUTER EQUIPMENT)                                                                                        170,939
  8,555    KONINKLIJKE AHOLD NV (FOOD STORES)                                                                                102,909
  1,103    KONINKLIJKE DSM NV (CHEMICALS & ALLIED PRODUCTS)                                                                   46,082
  1,453    QIAGEN NV (HEALTH SERVICES)+                                                                                       30,831
    739    RANDSTAD HOLDINGS NV (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                    31,918
  5,069    REED ELSEVIER NV (COMMUNICATIONS)                                                                                  57,191
 21,494    ROYAL DUTCH SHELL PLC CLASS A (PETROLEUM REFINING & RELATED INDUSTRIES)                                           614,914
  1,114    SBM OFFSHORE NV (PETROLEUM REFINING & RELATED INDUSTRIES)                                                          23,687
  2,680    TNT NV (TRANSPORTATION SERVICES)                                                                                   71,926

186 Wells Fargo Advantage Master Portfolios             Portfolio of Investments--September 30, 2009

INTERNATIONAL INDEX PORTFOLIO

 SHARES    SECURITY NAME                                                                                                 VALUE
NETHERLANDS (continued)
 11,692    UNILEVER NV (FOOD & KINDRED PRODUCTS)                                                                      $  336,973
  2,012    WOLTERS KLUWER NV (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                   42,972

                                                                                                                       2,520,528
                                                                                                                      ----------
NEW ZEALAND: 0.11%
  7,762    AUCKLAND INTERNATIONAL AIRPORT LIMITED (CONSTRUCTION SPECIAL TRADE CONTRACTORS)                                10,427
  2,204    CONTACT ENERGY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)+                                                     9,168
  4,149    FLETCHER BUILDING LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                  25,020
  4,301    SKY CITY ENTERTAINMENT GROUP LIMITED (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)                      10,095
 13,729    TELECOM CORPORATION OF NEW ZEALAND LIMITED (COMMUNICATIONS)                                                    26,374

                                                                                                                          81,084
                                                                                                                      ----------
NORWAY: 0.71%
  5,214    DNB NOR ASA (DEPOSITORY INSTITUTIONS)                                                                          60,390
    450    FRONTLINE LIMITED (WATER TRANSPORTATION)                                                                       10,463
  5,063    NORSK HYDRO ASA (OIL & GAS EXTRACTION)                                                                         33,694
  5,604    ORKLA ASA (MISCELLANEOUS RETAIL)                                                                               52,828
  2,492    RENEWABLE ENERGY CORPORATION AS (ELECTRIC, GAS & SANITARY SERVICES)+                                           21,874
  2,029    SEADRILL LIMITED (PETROLEUM REFINING & RELATED INDUSTRIES)                                                     42,364
  8,102    STATOILHYDRO ASA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                    182,208
  6,093    TELENOR ASA (COMMUNICATIONS)                                                                                   70,570
  1,400    YARA INTERNATIONAL ASA (AGRICULTURAL SERVICES)                                                                 44,064

                                                                                                                          518,455
                                                                                                                       ----------
PORTUGAL: 0.32%
  2,592    BANCO BPI SA (DEPOSITORY INSTITUTIONS)                                                                          9,149
 17,216    BANCO COMERCIAL PORTUGUES SA (DEPOSITORY INSTITUTIONS)                                                         25,470
  3,852    BANCO ESPIRITO SANTO SA (DEPOSITORY INSTITUTIONS)                                                              27,335
  1,307    BRISA-AUTO ESTRADAS DE PORTUGAL SA (CONSTRUCTION)                                                              12,872
  1,748    CIMPOR CIMENTOS DE PORTUGAL SA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                        14,440
 13,198    ENERGIAS DE PORTUGAL SA (ELECTRIC & GAS SERVICES)                                                              60,451
  1,120    GALP ENERGIA SGPS SA (OIL & GAS EXTRACTION)                                                                    19,373
  1,637    JERONIMO MARTINS (WHOLESALE TRADE NON-DURABLE GOODS)                                                           14,337
  4,288    PORTUGAL TELECOM SGPS SA (COMMUNICATIONS)                                                                      45,399

                                                                                                                          228,826
                                                                                                                       ----------
SINGAPORE: 1.28%
  9,000    ASCENDAS REIT (REAL ESTATE INVESTMENT TRUSTS (REITS))                                                          12,331
 18,000    CAPITALAND LIMITED (REAL ESTATE)                                                                               47,535
 16,670    CAPITAMALL TRUST (REAL ESTATE INVESTMENT TRUSTS (REITS))                                                       21,893
  4,000    CITY DEVELOPMENTS LIMITED (REAL ESTATE)                                                                        29,305
 14,000    COMFORTDELGRO CORPORATION LIMITED (TRANSPORTATION SERVICES)                                                    16,001
  7,000    COSCO CORPORATION SINGAPORE LIMITED (WATER TRANSPORTATION)                                                      5,963
 12,500    DBS GROUP HOLDINGS LIMITED (DEPOSITORY INSTITUTIONS)                                                          117,843
  7,000    FRASER & NEAVE LIMITED (MULTI-INDUSTRY COMPANIES)                                                              19,728
 48,672    GOLDEN AGRI-RESOURCES LIMITED (AGRICULTURAL SERVICES)                                                          14,857
  1,122    JARDINE CYCLE & CARRIAGE LIMITED (WHOLESALE TRADE NON-DURABLE GOODS)                                           19,355
     40    K-REIT ASIA (REAL ESTATE INVESTMENT TRUSTS (REITS))                                                                34
  9,000    KEPPEL CORPORATION LIMITED (BUSINESS SERVICES)                                                                 51,752
  7,000    NEPTUNE ORIENT LINES LIMITED (WATER TRANSPORTATION)                                                             8,845
  8,500    OLAM INTERNATIONAL LIMITED (AGRICULTURAL SERVICES)                                                             15,085
 17,756    OVERSEA-CHINESE BANKING CORPORATION LIMITED (DEPOSITORY INSTITUTIONS)                                          98,949
  6,980    SEMBCORP INDUSTRIES LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                   16,798
  6,000    SEMBCORP MARINE LIMITED (TRANSPORTATION EQUIPMENT)                                                             13,545
  3,600    SINGAPORE AIRLINES LIMITED (AIRLINES)                                                                          35,217

Portfolio of Investments--September 30, 2009                                    Wells Fargo Advantage Master Portfolios      187

INTERNATIONAL INDEX PORTFOLIO

      SHARES      SECURITY NAME                                                                                       VALUE
SINGAPORE (continued)
       2,628      SINGAPORE AIRPORT TERMINAL SERVICES LIMITED (BUSINESS SERVICES)                                $         4,216
       6,000      SINGAPORE EXCHANGE LIMITED (BUSINESS SERVICES)                                                          35,864
      11,000      SINGAPORE PRESS HOLDINGS LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                             30,142
      10,000      SINGAPORE TECHNOLOGIES ENGINEERING LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
                  OPERATIVE BUILDERS)                                                                                     19,522
      57,000      SINGAPORE TELECOMMUNICATIONS LIMITED (COMMUNICATIONS)                                                  131,509
       4,000      STARHUB LIMITED (COMMUNICATIONS)                                                                         6,162
       9,000      UNITED OVERSEAS BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                 107,209
       4,000      UOL GROUP LIMITED (REAL ESTATE)                                                                          9,768
       9,000      WILMAR INTERNATIONAL LIMITED (FOOD & KINDRED PRODUCTS)                                                  40,379

                                                                                                                         929,807
                                                                                                                 ---------------

SPAIN: 4.66%
       2,066      ABERTIS INFRAESTRUCTURAS SA (SOCIAL SERVICES)                                                           46,882
         183      ACCIONA SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                              24,905
       1,027      ACERINOX SA (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                    22,077
       1,035      ACTIVIDADES DE CONSTRUCCION Y SERVICIOS SA (HEAVY CONSTRUCTION OTHER THAN BUILDING
                  CONSTRUCTION CONTRACTS)                                                                                 53,979
      25,558      BANCO BILBAO VIZCAYA ARGENTARIA SA (DEPOSITORY INSTITUTIONS)                                           453,666
       6,601      BANCO DE SABADELL SA (DEPOSITORY INSTITUTIONS)<<                                                        48,829
       1,562      BANCO DE VALENCIA SA (DEPOSITORY INSTITUTIONS)                                                          14,652
       5,353      BANCO POPULAR ESPANOL SA (DEPOSITORY INSTITUTIONS)<<                                                    53,656
      58,288      BANCO SANTANDER CENTRAL HISPANO SA (DEPOSITORY INSTITUTIONS)                                           938,258
       2,054      BANKINTER SA (DEPOSITORY INSTITUTIONS)<<                                                                25,924
       1,315      CINTRA CONCESIONES DE INFRAESTRUCTURAS DE TRANSPORTE SA (TRANSPORTATION SERVICES)                       15,307
       6,105      CRITERIA CAIXACORP SA (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                     31,358
       1,635      EDP RENOVAVEIS SA (ELECTRIC, GAS & SANITARY SERVICES)+                                                  17,980
       1,331      ENAGAS SA (ELECTRIC, GAS & SANITARY SERVICES)                                                           27,814
         258      FOMENTO DE CONSTRUCCIONES Y CONTRATAS SA (HEAVY CONSTRUCTION OTHER THAN BUILDING
                  CONSTRUCTION CONTRACTS)                                                                                 12,081
       1,325      GAMESA CORPORATION TECNOLOGICA SA (ELECTRIC, GAS & SANITARY SERVICES)                                   29,685
       1,626      GAS NATURAL SDG SA (ELECTRIC, GAS & SANITARY SERVICES)                                                  35,929
         733      GESTEVISION TELECINCO SA (AMUSEMENT & RECREATION SERVICES)<<                                             9,246
         938      GRIFOLS SA (HEALTH SERVICES)                                                                            17,865
         423      GRUPO FERROVIAL SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)<<                    20,235
       6,203      IBERDROLA RENOVABLES (PIPELINES)                                                                        30,499
      26,390      IBERDROLA SA (ELECTRIC, GAS & SANITARY SERVICES)                                                       258,934
       3,541      IBERIA LINEAS AEREAS DE ESPANA SA (TRANSPORTATION BY AIR)                                               11,016
         722      INDRA SISTEMAS SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                              18,004
       1,584      INDUSTRIA DE DISENO TEXTIL SA (APPAREL & ACCESSORY STORES)                                              90,887
       5,199      MAPFRE SA (INSURANCE CARRIERS)                                                                          23,256
         786      RED ELECTRICA DE ESPANA (ELECTRIC, GAS & SANITARY SERVICES)                                             40,222
       5,258      REPSOL YPF SA (OIL & GAS EXTRACTION)<<                                                                 143,038
         604      SACYR VALLEHERMOSO SA (REAL ESTATE)                                                                     11,425
      30,394      TELEFONICA SA (COMMUNICATIONS)                                                                         838,619
         976      ZARDOYA-OTIS SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                21,181

                                                                                                                       3,387,409
                                                                                                                 ---------------

SWAZILAND: 0.02%
          83      BKW FMB ENERGIE AG (ELECTRIC, GAS & SANITARY SERVICES)                                                   7,200
         135      SCHINDLER HOLDING SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                            9,510

                                                                                                                          16,710
                                                                                                                 ---------------

SWEDEN: 2.41%
       2,468      ALFA LAVAL AB (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
                  OPTICAL)                                                                                                28,959
       2,287      ASSA ABLOY AB CLASS B (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
                  EQUIPMENT)                                                                                              37,169
       4,876      ATLAS COPCO AB CLASS A (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                         62,809
       2,878      ATLAS COPCO AB CLASS B (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                         32,820
       1,723      ELECTROLUX AB CLASS B (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                  COMPUTER EQUIPMENT)                                                                                     39,421

188   Wells Fargo Advantage Master Portfolios                                     Portfolio of Investments--September 30, 2009

INTERNATIONAL INDEX PORTFOLIO

      SHARES      SECURITY NAME                                                                                       VALUE
SWEDEN (continued)
       1,592      GETINGE AB (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
                  OPTICAL)                                                                                       $        26,718
       3,680      HENNES & MAURITZ AB CLASS B (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS &
                  SIMILAR MATERIALS)                                                                                     206,663
         331      HOLMEN AB CLASS B (PAPER & ALLIED PRODUCTS)                                                              9,116
           1      HUSQVARNA AB A SHARES (MACHINERY)                                                                            6
       2,958      HUSQVARNA AB B SHARES (MACHINERY)                                                                       20,537
       3,200      INVESTOR AB (HOLDING & OTHER INVESTMENT OFFICES)                                                        58,410
       1,616      LUNDIN PETROLEUM AB (OIL & GAS EXTRACTION)+                                                             13,097
         532      METRO INTERNATIONAL SA A SHARES (PRINTING, PUBLISHING & ALLIED INDUSTRIES)+                                 72
      23,356      NORDEA BANK AB (DEPOSITORY INSTITUTIONS)                                                               235,190
       7,322      SANDVIK AB (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                          80,873
       2,292      SCANIA AB CLASS B (TRANSPORTATION EQUIPMENT)                                                            28,439
       2,307      SECURITAS AB (BUSINESS SERVICES)                                                                        22,271
      11,038      SKANDINAVISKA ENSKILDA BANKEN AB CLASS A (DEPOSITORY INSTITUTIONS)                                      74,420
       2,840      SKANSKA AB CLASS B (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                      41,675
       2,840      SKF AB CLASS B (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                 44,608
       1,392      SSAB SVENSKT STAL AB A SHARES (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY &
                  TRANSPORTATION EQUIPMENT)                                                                               21,565
         675      SSAB SVENSKT STAL AB B SHARES (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY &
                  TRANSPORTATION EQUIPMENT)                                                                                9,537
       4,077      SVENSKA CELLULOSA AB CLASS B (PAPER & ALLIED PRODUCTS)                                                  55,266
       3,514      SVENSKA HANDELSBANKEN AB CLASS A (DEPOSITORY INSTITUTIONS)                                              89,723
       2,400      SWEDBANK AB (DEPOSITORY INSTITUTIONS)                                                                   22,894
       1,625      SWEDISH MATCH AB (TOBACCO PRODUCTS)                                                                     32,634
       2,250      TELE2 AB (COMMUNICATIONS)                                                                               29,854
      21,587      TELEFONAKTIEBOLAGET LM ERICSSON CLASS B (COMMUNICATIONS)                                               216,761
      15,911      TELIASONERA AB (COMMUNICATIONS)                                                                        104,531
       3,200      VOLVO AB CLASS A (TRANSPORTATION EQUIPMENT)                                                             28,689
       7,895      VOLVO AB CLASS B (TRANSPORTATION EQUIPMENT)                                                             73,046

                                                                                                                       1,747,773
                                                                                                                 ---------------

SWITZERLAND: 7.62%
      15,839      ABB LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                                                       317,911
         726      ACTELION LIMITED (CHEMICALS & ALLIED PRODUCTS)+                                                         45,082
         893      ADECCO SA (BUSINESS SERVICES)                                                                           47,481
         589      ARYZTA AG (FOOD & KINDRED PRODUCTS)+                                                                    23,871
         370      BALOISE HOLDING AG (INSURANCE AGENTS, BROKERS & SERVICE)                                                35,347
       3,747      COMPAGNIE FINANCIERE RICHEMONT SA (CONSULTING SERVICES)                                                105,869
       8,078      CREDIT SUISSE GROUP (NON-DEPOSITORY CREDIT INSTITUTIONS)                                               448,215
         300      GEBERIT AG (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                          46,087
          49      GIVAUDAN (CHEMICALS & ALLIED PRODUCTS)                                                                  36,739
       1,761      HOLCIM LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)+                       120,821
       1,532      JULIUS BAER HOLDING AG (DEPOSITORY INSTITUTIONS)                                                        76,504
         392      KUEHNE & NAGEL INTERNATIONAL AG (TRANSPORTATION SERVICES)                                               34,063
           6      LINDT & SPRUENGLI AG PARTICIPATION CERTIFICATE (FOOD & KINDRED PRODUCTS)                                14,567
           1      LINDT & SPRUENGLI AG (FOOD & KINDRED PRODUCTS)                                                          27,753
       1,335      LOGITECH INTERNATIONAL SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                     24,335
         333      LONZA GROUP AG (CHEMICALS & ALLIED PRODUCTS)                                                            36,311
      26,116      NESTLE SA (FOOD & KINDRED PRODUCTS)                                                                  1,112,885
         912      NOBEL BIOCARE HOLDING AG (MEDICAL PRODUCTS)                                                             30,186
      15,180      NOVARTIS AG (CHEMICALS & ALLIED PRODUCTS)                                                              759,513
         198      PARGESA HOLDING SA (HOLDING & OTHER INVESTMENT OFFICES)                                                 17,100
         337      PHONAK HOLDING AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
                  OPTICAL)                                                                                                33,983
       5,043      ROCHE HOLDINGS AG GENUSSCHEIN (MEDICAL PRODUCTS)                                                       815,114
         375      SCHINDLER HOLDING AG (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                25,710
          34      SGS SOCIETE GENERALE DE SURVEILLANCE HOLDING SA (BUSINESS SERVICES)                                     45,769
       4,958      STMICROELECTRONICS NV (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                  COMPUTER EQUIPMENT)                                                                                     46,717
          57      STRAUMANN HOLDING AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
                  MEDICAL & OPTICAL)                                                                                      14,755
         294      SWATCH GROUP AG (APPAREL & ACCESSORY STORES)                                                            13,362

Portfolio of Investments--September 30, 2009                                    Wells Fargo Advantage Master Portfolios      189

INTERNATIONAL INDEX PORTFOLIO

      SHARES      SECURITY NAME                                                                                       VALUE
SWITZERLAND (continued)
         224      SWATCH GROUP AG CLASS B (APPAREL & ACCESSORY STORES)                                           $        52,763
         212      SWISS LIFE HOLDING (INSURANCE CARRIERS)                                                                 25,081
       2,479      SWISS REINSURANCE (INSURANCE CARRIERS)                                                                 111,905
         174      SWISSCOM AG (COMMUNICATIONS)                                                                            62,251
         700      SYNGENTA AG (CHEMICALS & ALLIED PRODUCTS)                                                              160,832
         435      SYNTHES INCORPORATED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
                  MEDICAL & OPTICAL)                                                                                      52,428
      25,537      UBS AG (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                                   467,468
       1,055      ZURICH FINANCIAL SERVICES AG (FINANCIAL SERVICES)                                                      250,948

                                                                                                                       5,539,726
                                                                                                                 ---------------
UNITED KINGDOM: 19.27%
       6,848      3I GROUP PLC (HOLDING & OTHER INVESTMENT OFFICES)                                                       31,585
       1,284      ADMIRAL GROUP PLC (INSURANCE CARRIERS)                                                                  23,742
       2,452      AMEC PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                               29,586
       9,449      ANGLO AMERICAN PLC (METAL MINING)                                                                      300,974
       2,864      ANTOFAGASTA PLC (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                              34,763
       2,587      ASSOCIATED BRITISH FOODS PLC (FOOD & KINDRED PRODUCTS)                                                  35,019
      10,392      ASTRAZENECA PLC (CHEMICALS & ALLIED PRODUCTS)                                                          465,690
       1,579      AUTONOMY CORPORATION PLC (BUSINESS SERVICES)+                                                           41,108
      19,514      AVIVA PLC (INSURANCE CARRIERS)                                                                         139,747
      25,365      BAE SYSTEMS PLC (TRANSPORTATION BY AIR)                                                                141,556
       3,552      BALFOUR BEATTY PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                     18,279
      79,193      BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                                                                 468,283
         674      BERKELEY GROUP HOLDINGS PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
                  BUILDERS)+                                                                                               9,544
      24,116      BG GROUP PLC (OIL & GAS EXTRACTION)                                                                    418,943
      15,841      BHP BILLITON PLC (COAL MINING)                                                                         432,405
     134,460      BP PLC (OIL & GAS EXTRACTION)                                                                        1,188,333
       4,271      BRITISH AIRWAYS PLC (TRANSPORTATION BY AIR)                                                             15,051
      14,329      BRITISH AMERICAN TOBACCO PLC (TOBACCO PRODUCTS)                                                        449,527
       6,117      BRITISH LAND COMPANY PLC (REAL ESTATE)                                                                  46,455
       8,273      BRITISH SKY BROADCASTING PLC (COMMUNICATIONS)                                                           75,561
      55,589      BT GROUP PLC (COMMUNICATIONS)                                                                          115,492
       2,376      BUNZL PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                      24,093
       3,218      BURBERRY GROUP PLC (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR
                  MATERIALS)                                                                                              25,894
       9,803      CADBURY PLC (FOOD & KINDRED PRODUCTS)                                                                  125,806
         972      CAIRN ENERGY PLC (OIL & GAS EXTRACTION)+                                                                43,294
       4,517      CAPITA GROUP PLC (PERSONAL SERVICES)                                                                    52,156
       1,178      CARNIVAL PLC (WATER TRANSPORTATION)                                                                     40,138
       2,987      CARPHONE WAREHOUSE PLC (ELECTRONICS)                                                                     9,127
         128      CATTLES PLC (NON-DEPOSITORY CREDIT INSTITUTIONS)(a)                                                         14
      36,943      CENTRICA PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                       148,547
       8,411      COBHAM PLC (TRANSPORTATION BY AIR)                                                                      29,425
      13,413      COMPASS GROUP PLC (FOOD & KINDRED PRODUCTS)                                                             81,950
      17,941      DIAGEO PLC (FOOD & KINDRED PRODUCTS)                                                                   275,257
       2,650      DRAX GROUP PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                      19,969
       3,538      FIRSTGROUP PLC (TRANSPORTATION SERVICES)                                                                23,392
      17,064      FRIENDS PROVIDENT PLC (INSURANCE CARRIERS)                                                              22,689
      37,240      GLAXOSMITHKLINE PLC (CHEMICALS & ALLIED PRODUCTS)                                                      731,742
       9,204      GROUP 4 SECURICOR PLC (SOCIAL SERVICES)                                                                 32,449
       5,051      HAMMERSON PLC (REAL ESTATE)                                                                             31,830
       6,372      HOME RETAIL GROUP (GENERAL MERCHANDISE STORES)                                                          27,689
     124,278      HSBC HOLDINGS PLC (DEPOSITORY INSTITUTIONS)                                                          1,422,091
       3,817      ICAP PLC (HOLDING & OTHER INVESTMENT OFFICES)                                                           25,785
       7,296      IMPERIAL TOBACCO GROUP PLC (TOBACCO PRODUCTS)                                                          210,816
       1,887      INTERCONTINENTAL HOTELS GROUP PLC (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)                  24,503
      11,048      INTERNATIONAL POWER PLC (ELECTRIC, GAS & SANITARY SERVICES)                                             51,027
       5,513      INVENSYS PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                   25,648

190   Wells Fargo Advantage Master Portfolios                                     Portfolio of Investments--September 30, 2009

INTERNATIONAL INDEX PORTFOLIO

      SHARES      SECURITY NAME                                                                                       VALUE
UNITED KINGDOM (continued)
       2,868      INVESTEC PLC (HOLDING & OTHER INVESTMENT OFFICES)                                              $        20,993
       6,976      J SAINSBURY PLC (FOOD & KINDRED PRODUCTS)                                                               36,233
       1,559      JOHNSON MATTHEY PLC (CHEMICALS & ALLIED PRODUCTS)                                                       34,582
       1,471      KAZAKHMYS PLC (METAL MINING)                                                                            25,249
      16,780      KINGFISHER PLC (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                      57,094
       4,431      LADBROKERS PLC (AMUSEMENT & RECREATION SERVICES)                                                        13,271
       5,366      LAND SECURITIES GROUP PLC (REAL ESTATE)                                                                 53,598
      42,073      LEGAL & GENERAL GROUP PLC (INSURANCE CARRIERS)                                                          59,036
       3,286      LIBERTY INTERNATIONAL PLC (REAL ESTATE)                                                                 25,207
     116,980      LLOYDS TSB GROUP PLC (DEPOSITORY INSTITUTIONS)                                                         193,870
       1,106      LONDON STOCK EXCHANGE GROUP PLC (FINANCIAL)                                                             15,137
       1,120      LONMIN PLC (METAL MINING)                                                                               29,964
      12,124      MAN GROUP PLC (BUSINESS SERVICES)                                                                       64,174
      11,462      MARKS & SPENCER GROUP PLC (GENERAL MERCHANDISE STORES)                                                  66,330
      16,901      NATIONAL GRID PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                  COMPUTER EQUIPMENT)                                                                                    163,143
       1,431      NEXT PLC (APPAREL & ACCESSORY STORES)                                                                   40,982
      38,317      OLD MUTUAL PLC (INSURANCE CARRIERS)                                                                     61,237
       5,881      PEARSON PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                  72,465
       1,520      PETROFAC LIMITED (OIL & GAS EXTRACTION)                                                                 23,988
      18,439      PRUDENTIAL PLC (INSURANCE CARRIERS)                                                                    177,256
         570      RANDGOLD RESOURCES LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                   39,863
       4,349      RECKITT BENCKISER GROUP (CHEMICALS & ALLIED PRODUCTS)                                                  212,543
       8,313      REED ELSEVIER PLC (COMMUNICATIONS)                                                                      62,216
       6,437      REXAM PLC (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                      26,850
       9,839      RIO TINTO PLC (METAL MINING)                                                                           419,603
      13,298      ROLLS ROYCE GROUP PLC (AEROSPACE, DEFENSE)                                                             100,058
     121,152      ROYAL BANK OF SCOTLAND GROUP PLC (DEPOSITORY INSTITUTIONS)                                             102,522
       7,039      ROYAL DUTCH SHELL PLC CLASS A (OIL & GAS EXTRACTION)<<                                                 200,634
      18,341      ROYAL DUTCH SHELL PLC CLASS B (OIL & GAS EXTRACTION)<<                                                 508,853
       6,643      SABMILLER PLC (EATING & DRINKING PLACES)                                                               160,204
       9,519      SAGE GROUP PLC (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                 35,507
         902      SCHRODERS PLC (HOLDING & OTHER INVESTMENT OFFICES)                                                      15,756
       6,607      SCOTTISH & SOUTHERN ENERGY PLC (ELECTRIC, GAS & SANITARY SERVICES)                                     123,857
       4,964      SEGRO PLC (REAL ESTATE)                                                                                 29,155
       3,574      SERCO GROUP PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                              28,845
       1,740      SEVERN TRENT PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                    26,988
       4,068      SHIRE LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                             70,474
       6,280      SMITH & NEPHEW PLC (CHEMICALS & ALLIED PRODUCTS)                                                        56,254
       2,825      SMITHS GROUP PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                  COMPUTER EQUIPMENT)                                                                                     40,119
      14,427      STANDARD CHARTERED PLC (DEPOSITORY INSTITUTIONS)                                                       355,533
      16,231      STANDARD LIFE PLC (INSURANCE AGENTS, BROKERS & SERVICE)                                                 56,808
      56,702      TESCO PLC (FOOD & KINDRED PRODUCTS)                                                                    362,113
       3,116      THOMAS COOK GROUP PLC (TRANSPORTATION SERVICES)                                                         11,568
       6,611      TOMKINS PLC (BUSINESS SERVICES)                                                                         19,926
       4,059      TUI TRAVEL PLC (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)                                     16,516
       5,753      TULLOW OIL PLC (OIL & GAS EXTRACTION)                                                                  103,711
       9,213      UNILEVER PLC (FOOD & KINDRED PRODUCTS)                                                                 261,786
       4,949      UNITED UTILITIES GROUP PLC (ELECTRIC, GAS & SANITARY SERVICES)                                          36,115
         959      VEDANTA RESOURCES PLC (METAL MINING)                                                                    29,151
     376,736      VODAFONE GROUP PLC (COMMUNICATIONS)                                                                    844,121
       1,295      WHITBREAD PLC (EATING & DRINKING PLACES)                                                                25,167
      15,277      WILLIAM MORRISON SUPERMARKETS PLC (FOOD & KINDRED PRODUCTS)                                             67,703
       2,061      WOLSELEY PLC (WHOLESALE TRADE-DURABLE GOODS)                                                            49,638
       9,098      WPP PLC (COMMUNICATION & INFORMATION)                                                                   78,080
      13,684      XSTRATA PLC (DIVERSIFIED MINING)                                                                       201,740

                                                                                                                      14,000,760
                                                                                                                 ---------------

TOTAL COMMON STOCKS (COST $68,781,204)                                                                                71,040,938
                                                                                                                 ---------------

Portfolio of Investments--September 30, 2009                                    Wells Fargo Advantage Master Portfolios      191

INTERNATIONAL INDEX PORTFOLIO

      SHARES     SECURITY NAME                                                            EXPIRATION DATE               VALUE
RIGHTS: 0.02%
       6,007      BNP PARIBAS (DIVERSIFIED FINANCIAL SERVICES)+                              10/13/2009             $        13,010
      19,265      FORTIS (INSURANCE-LIFE)+(a)                                                07/01/2014                           0
       4,000      GENTING SINGAPORE PLC (REAL ESTATE)+                                       10/12/2009                         894
       2,400      SWEDBANK AB (DIVERSIFIED FINANCIAL SERVICES)+                              10/06/2009                       4,734

TOTAL RIGHTS(COST $10,830)                                                                                                   18,638
                                                                                                                    ---------------
WARRANTS: 0.01%
       4,000      DOWA MINING (MINING)+(a)                                                   01/29/2010                       1,212
       2,828      GOLDEN AGRI-RESOURCES LIMITED (AGRICULTURAL SERVICES)+                     07/16/2009                         261
       3,725      MEDIOBANCA BANCA DI CREDIT (HOLDING & OTHER INVESTMENTS)+(a)               09/28/2009                       1,853
       4,711      UNIONE DI BANCHE ITALIANE SCPA (HOLDING & OTHER INVESTMENTS)+              07/10/2009                         561

TOTAL WARRANTS(COST $0)                                                                                                       3,887
                                                                                                                    ---------------

                                                                                YIELD
PREFERRED STOCKS: 0.05%
         379      BAYERISCHE MOTOREN WERKE AG (TRANSPORTATION EQUIPMENT)         0.32%(t)                                   12,606
         286      RWE AG (ELECTRIC, GAS, & SANITARY SERVICES)                    4.50(t)                                    23,550

TOTAL PREFERRED STOCKS (COST $60,616)                                                                                       36,156
                                                                                                                   ---------------

COLLATERAL FOR SECURITIES LENDING: 1.16%

COLLATERAL INVESTED IN BUSINESS TRUSTS: 1.16%
     817,000      BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND SERIES A      0.04(u)                                   817,000
      28,993      BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND SERIES B(a)   0.00(u)                                    23,194

                                                                                                                           840,194
                                                                                                                   ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $845,993)                                                                    840,194
                                                                                                                   ---------------

SHORT-TERM INVESTMENTS: 1.00%
     727,589      WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                   0.22(s)                                   727,589
                                                                                                                   ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $727,589)                                                                               727,589
                                                                                                                   ---------------



TOTAL INVESTMENTS IN SECURITIES
(COST $70,426,232)*                                                   100.11%                                      $    72,756,384

OTHER ASSETS AND LIABILITIES, NET                                      (0.11)                                              (79,941)
                                                                      ------                                       ---------------

TOTAL NET ASSETS                                                      100.00%                                      $    72,676,443
                                                                      ------                                       ---------------

----------
<<    All or a portion of this security is on loan.

+     Non-income earning securities.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(s)   Rate shown is the 1-day annualized yield at period end.

(t)   Rate shown is the annual yield at period end.

(u)   Rate shown is the daily yield at period end.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The fund does not pay an investment advisory fee for such investments.

+++   Short-term security of an affiliate of the Fund with a cost of $727,589.

* Cost for federal income tax purposes is $71,602,575 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation            $        11,490,226
Gross unrealized depreciation                    (10,336,417)
                                         -------------------
Net unrealized appreciation              $         1,153,809

The accompanying notes are an integral part of these financial statements.

192   Wells Fargo Advantage Master Portfolios                                     Portfolio of Investments--September 30, 2009

INTERNATIONAL VALUE PORTFOLIO

      SHARES      SECURITY NAME                                                                                       VALUE
COMMON STOCKS: 96.87%

AUSTRALIA: 6.85%
     515,233      AMCOR LIMITED (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                                       $     2,490,871
     448,500      AWB LIMITED (AGRICULTURAL SERVICES)                                                                    504,475
     404,900      BLUESCOPE STEEL LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                     1,046,604
     755,171      CHALLENGER FINANCIAL SERVICES GROUP LIMITED (FINANCE & FINANCIAL SERVICES)                           2,271,782
     340,400      DOWNER EDI LIMITED (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED
                  SERVICES)                                                                                            2,459,464
   1,718,600      GOODMAN FIELDER LIMITED (DURABLE GOODS - CONSUMER)                                                   2,531,969
      29,469      MACQUARIE GROUP LIMITED (DEPOSITORY INSTITUTIONS)                                                    1,528,396
     494,200      METCASH LIMITED (WHOLESALE TRADE-DURABLE GOODS)                                                      1,961,925
     700,300      MINCOR RESOURCES NL (METAL MINING)                                                                   1,532,156
     627,300      QANTAS AIRWAYS (TRANSPORTATION BY AIR)                                                               1,582,736
     368,800      SALLY MALAY MINING LIMITED (METAL MINING)                                                              813,388
     210,400      TABCORP HOLDINGS LIMITED (AMUSEMENT & RECREATION SERVICES)                                           1,323,434
     527,300      TELSTRA CORPORATION LIMITED (COMMUNICATIONS)                                                         1,521,152

                                                                                                                      21,568,352
                                                                                                                 ---------------

AUSTRIA: 0.44%
      39,300      VOESTALPINE AG (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)              1,402,668
                                                                                                                 ---------------

BELGIUM: 1.28%
      37,700      DELHAIZE GROUP (FOOD STORES)                                                                         2,617,197
      37,000      TESSENDERLO CHEMIE NV (CHEMICALS & ALLIED PRODUCTS)                                                  1,426,159

                                                                                                                       4,043,356
                                                                                                                 ---------------

DENMARK: 1.48%
      45,600      DANSKE BANK A/S (DEPOSITORY INSTITUTIONS)                                                            1,194,445
      93,000      H. LUNDBECK A/S (CHEMICALS & ALLIED PRODUCTS)                                                        1,928,721
      26,367      NKT HOLDING A/S (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                             1,539,399

                                                                                                                       4,662,565
                                                                                                                 ---------------

FINLAND: 1.32%
      85,800      NOKIA OYJ (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)          1,261,839
      51,800      RAUTARUUKKI OYJ (PRIMARY METAL INDUSTRIES)                                                           1,243,151
      82,700      TIETOENATOR OYJ (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                             1,645,867

                                                                                                                       4,150,857
                                                                                                                 ---------------

FRANCE: 10.74%
      89,100      AXA SA (INSURANCE CARRIERS)                                                                          2,412,125
      17,000      BNP PARIBAS SA (DEPOSITORY INSTITUTIONS)                                                             1,358,288
      31,998      CASINO GUICHARD-PERRACHON SA (FOOD STORES)                                                           2,537,889
      74,700      CREDIT AGRICOLE SA (DEPOSITORY INSTITUTIONS)                                                         1,560,987
     102,800      FRANCE TELECOM SA (COMMUNICATIONS)                                                                   2,738,636
      31,800      LAGARDERE SCA (COMMUNICATIONS)                                                                       1,481,202
      45,600      RALLYE SA (GENERAL MERCHANDISE STORES)<<                                                             1,621,184
      92,500      SAFRAN SA (NATIONAL SECURITY & INTERNATIONAL AFFAIRS)                                                1,733,292
      88,300      SANOFI-AVENTIS SA (CHEMICALS & ALLIED PRODUCTS)                                                      6,480,106
     103,600      SCOR REGROUPE (INSURANCE AGENTS, BROKERS & SERVICE)                                                  2,831,960
       4,300      SCOR SE (INSURANCE AGENTS, BROKERS & SERVICE)                                                          117,012
      17,600      SOCIETE GENERALE (DEPOSITORY INSTITUTIONS)                                                           1,416,530
      51,900      THALES SA (TRANSPORTATION BY AIR)                                                                    2,574,646
      48,200      TOTAL SA (OIL & GAS EXTRACTION)                                                                      2,864,026
      68,000      VIVENDI SA (COMMUNICATIONS)                                                                          2,104,103

                                                                                                                      33,831,986
                                                                                                                 ---------------

Portfolio of Investments--September 30, 2009                                    Wells Fargo Advantage Master Portfolios      193

INTERNATIONAL VALUE PORTFOLIO

      SHARES      SECURITY NAME                                                                                       VALUE
GERMANY: 7.57%
      69,900      BASF AG (CHEMICALS & ALLIED PRODUCTS)                                                          $     3,703,874
      25,000      DAIMLER AG (TRANSPORTATION EQUIPMENT)                                                                1,258,670
      20,100      DEUTSCHE BANK AG (DEPOSITORY INSTITUTIONS)                                                           1,542,590
      77,800      DEUTSCHE LUFTHANSA AG (TRANSPORTATION BY AIR)                                                        1,378,714
     126,300      E.ON AG (ELECTRIC, GAS & SANITARY SERVICES)                                                          5,356,143
      31,000      HANNOVER RUECKVERSICHERUNG AG (INSURANCE CARRIERS)                                                   1,421,257
      22,800      MUENCHENER RUECKVERSICHERUNGS GESELLSCHAFT AG (INSURANCE CARRIERS)                                   3,637,737
      25,900      NORDDEUTSCHE AFFINERIE AG (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                  COMPUTER EQUIPMENT)                                                                                  1,079,419
      19,000      RWE AG (ELECTRIC, GAS & SANITARY SERVICES)                                                           1,764,707
      78,400      THYSSENKRUPP AG (PRIMARY METAL INDUSTRIES)                                                           2,699,532

                                                                                                                      23,842,643
                                                                                                                 ---------------

GREECE: 0.01%
      55,200      ALAPIS HOLDING INDUSTRIAL AND COMMERCIAL SA OF PHARMACEUTICAL & ORGANIC PRODUCTS
                  (HOLDING & OTHER INVESTMENT OFFICES)                                                                    48,466
                                                                                                                 ---------------

HONG KONG: 2.26%
   2,260,000      CHAODA MODERN AGRICULTURE LIMITED (AGRICULTURAL SERVICES)                                            1,364,740
   1,834,000      NOBLE GROUP LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                         3,189,792
     271,000      ORIENT OVERSEAS INTERNATIONAL LIMITED (WATER TRANSPORTATION)                                         1,384,714
     524,000      UNION BANK HONG KONG (DEPOSITORY INSTITUTIONS)                                                       1,185,923

                                                                                                                       7,125,169
                                                                                                                 ---------------

IRELAND: 0.77%
      79,300      ALLIED IRISH BANKS PLC (DEPOSITORY INSTITUTIONS)                                                       372,154
     225,000      BANK OF IRELAND PLC (DEPOSITORY INSTITUTIONS)                                                        1,126,054
     111,500      IRISH LIFE & PERMANENT PLC (NON-DEPOSITORY CREDIT INSTITUTIONS)                                        916,984

                                                                                                                       2,415,192
                                                                                                                 ---------------

ITALY: 2.52%
     141,055      BENETTON GROUP SPA (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR
                  MATERIALS)                                                                                           1,428,384

     421,400      ENEL SPA (ELECTRIC, GAS & SANITARY SERVICES)                                                         2,674,758
     152,900      ENI SPA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                    3,821,605

                                                                                                                       7,924,747
                                                                                                                 ---------------

JAPAN: 21.12%
     240,000      ADEKA CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                      2,400,936
      36,900      AEON CREDIT SERVICE COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                               371,610
      13,500      ALPS ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                  EXCEPT COMPUTER EQUIPMENT)                                                                              77,903
     206,000      AMADA COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)<<                     1,386,108
      89,600      ASTELLAS PHARMA INCORPORATED (CHEMICALS & ALLIED PRODUCTS)                                           3,683,217
     315,000      CENTRAL GLASS COMPANY LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME
                  DEALERS)                                                                                             1,400,156
     293,000      CHIBA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                         1,814,828
     156,800      COMSYS HOLDINGS CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
                  BUILDERS)<<                                                                                          1,718,835
     161,000      COSMO OIL COMPANY LIMITED (OIL & GAS EXTRACTION)                                                       448,393
      72,500      EIZO NANAO CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                  COMPUTER EQUIPMENT)                                                                                  1,728,402
      46,000      FUJI HEAVY INDUSTRIES LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                 178,845
     378,000      FUKUOKA FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                       1,570,701
      57,700      HITACHI CAPITAL CORPORATION (NON-DEPOSITORY CREDIT INSTITUTIONS)<<                                     708,354
      42,400      HITACHI SOFTWARE ENGINEERING COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY &
                  COMPUTER EQUIPMENT)                                                                                  1,249,351
      36,100      HONDA MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                               1,111,976
     214,000      ITOCHU CORPORATION (WHOLESALE TRADE NON-DURABLE GOODS)                                               1,418,482
      40,300      JFE HOLDINGS INCORPORATED (PRIMARY METAL INDUSTRIES)                                                 1,382,766
      82,000      KANEKA CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                       589,205
         500      KDDI CORPORATION (COMMUNICATIONS)                                                                    2,818,470

194   Wells Fargo Advantage Master Portfolios                                     Portfolio of Investments--September 30, 2009

INTERNATIONAL VALUE PORTFOLIO

      SHARES      SECURITY NAME                                                                                       VALUE
JAPAN (continued)
      23,900      KONAMI CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)<<                  $       487,239
      43,000      KYORIN COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                   730,519
     458,000      MARUBENI CORPORATION (BUSINESS SERVICES)                                                             2,311,302
      52,200      MIRACA HOLDINGS INCORPORATED (CHEMICALS & ALLIED PRODUCTS)                                           1,703,849
      64,100      MITSUBISHI CORPORATION (BUSINESS SERVICES)                                                           1,296,782
      97,000      MITSUI & COMPANY LIMITED (WHOLESALE TRADE-DURABLE GOODS)                                             1,268,624
     699,600      MIZUHO FINANCIAL GROUP INCORPORATED (BANKING)                                                        1,387,276
     131,300      NAMCO BANDAI HOLDINGS INCORPORATED (AMUSEMENT & RECREATION SERVICES)                                 1,344,229
      55,500      NIFCO INCORPORATED (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                                        1,107,341
     213,000      NIPPON EXPRESS COMPANY LIMITED (MOTOR FREIGHT TRANSPORTATION & WAREHOUSING)                            866,095
     406,500      NIPPON MINING HOLDINGS INCORPORATED (OIL & GAS EXTRACTION)                                           2,001,593
     303,300      NIPPON OIL CORPORATION (OIL & GAS EXTRACTION)                                                        1,702,927
      74,600      NIPPON TELEGRAPH & TELEPHONE CORPORATION (COMMUNICATIONS)                                            3,457,205
     192,100      NISSAN MOTOR COMPANY LIMITED (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                        1,299,000
       1,200      NTT DOCOMO INCORPORATED (COMMUNICATIONS)                                                             1,917,006
      11,000      OMRON CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                  EQUIPMENT)                                                                                             207,586
     111,000      RICOH COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                  COMPUTER EQUIPMENT)                                                                                  1,617,423
      40,000      RYOSAN COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                  COMPUTER EQUIPMENT)                                                                                  1,029,354
     229,000      SANKEN ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                  EXCEPT COMPUTER EQUIPMENT)<<                                                                           785,741
     384,000      SANWA HOLDINGS CORPORATION (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME
                  DEALERS)                                                                                             1,321,852
      13,000      SEINO HOLDINGS COMPANY LIMITED (MOTOR FREIGHT TRANSPORTATION & WAREHOUSING)                            112,527
      94,500      SHOWA SHELL SEKIYU KK (OIL & GAS EXTRACTION)                                                         1,032,747
     678,000      SOJITZ HOLDINGS CORPORATION (WHOLESALE TRADE NON-DURABLE GOODS)                                      1,291,572
      58,000      SUMITOMO BAKELITE COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                        307,559
     267,100      SUMITOMO CORPORATION (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                   2,752,381
      88,700      TAKEDA PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                  3,695,627
      64,200      TAKEFUJI CORPORATION (HOLDING & OTHER INVESTMENT OFFICES)<<                                            226,003
      62,000      THE KEIYO BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                       317,028
     234,000      TOSHIBA TEC CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                  COMPUTER EQUIPMENT)                                                                                  1,094,859
      27,900      TOYOTA MOTOR CORPORATION (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                            1,109,597
      90,000      UNY COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                             673,759
       3,000      ZEON CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                          13,736

                                                                                                                      66,528,876
                                                                                                                 ---------------

NETHERLANDS: 3.30%
     151,800      AEGON NV (INSURANCE CARRIERS)                                                                        1,288,621
      82,761      CSM (FOOD & KINDRED PRODUCTS)                                                                        2,089,134
     104,100      ING GROEP NV (FINANCIAL SERVICES)                                                                    1,858,493
      52,700      KONINKLIJKE DSM NV (CHEMICALS & ALLIED PRODUCTS)                                                     2,201,746
      39,063      NUTRECO HOLDING NV (FOOD & KINDRED PRODUCTS)                                                         1,900,103
      37,100      ROYAL DUTCH SHELL PLC CLASS A (PETROLEUM REFINING & RELATED INDUSTRIES)                              1,061,381

                                                                                                                      10,399,478
                                                                                                                 ---------------

NORWAY: 1.22%
      62,400      CERMAQ ASA (FOOD & KINDRED PRODUCTS)                                                                   505,587
     132,000      DNB NOR ASA (DEPOSITORY INSTITUTIONS)                                                                1,528,852
      63,600      NORSK HYDRO ASA (OIL & GAS EXTRACTION)                                                                 423,259
      61,700      STATOILHYDRO ASA (PETROLEUM REFINING & RELATED INDUSTRIES)                                           1,387,583

                                                                                                                       3,845,281
                                                                                                                 ---------------

PORTUGAL: 0.89%
     148,465      BANCO BPI SA (DEPOSITORY INSTITUTIONS)                                                                 524,025
     131,400      BANCO ESPIRITO SANTO SA (DEPOSITORY INSTITUTIONS)                                                      932,583
     126,300      PORTUGAL TELECOM SGPS SA (COMMUNICATIONS)                                                            1,337,188

                                                                                                                       2,793,796
                                                                                                                 ---------------

Portfolio of Investments--September 30, 2009                                  Wells Fargo Advantage Master Portfolios      195

INTERNATIONAL VALUE PORTFOLIO

      SHARES      SECURITY NAME                                                                                       VALUE
SINGAPORE: 1.07%
   4,073,200      GOLDEN AGRI-RESOURCES LIMITED (AGRICULTURAL SERVICES)                                          $     1,243,372
     606,490      MOBILONE LIMITED (COMMUNICATIONS)                                                                      762,068
     126,000      SINGAPORE AIRLINES LIMITED (TRANSPORTATION SERVICES)                                                 1,232,584
      91,980      SINGAPORE AIRPORT TERMINAL SERVICES LIMITED (BUSINESS SERVICES)                                        147,570

                                                                                                                       3,385,594
                                                                                                                 ---------------

SPAIN: 5.81%
     236,000      BANCO BILBAO VIZCAYA ARGENTARIA SA (DEPOSITORY INSTITUTIONS)                                         4,189,124
     100,300      BANCO ESPANOL DE CREDITO SA (DEPOSITORY INSTITUTIONS)                                                1,367,941
     468,500      BANCO SANTANDER CENTRAL HISPANO SA (DEPOSITORY INSTITUTIONS)                                         7,541,413
     123,800      REPSOL YPF SA (OIL & GAS EXTRACTION)<<                                                               3,367,832
      66,500      TELEFONICA SA (COMMUNICATIONS)                                                                       1,834,842

                                                                                                                      18,301,152
                                                                                                                 ---------------

SWEDEN: 2.30%
      58,700      ELECTROLUX AB CLASS B (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                  COMPUTER EQUIPMENT)                                                                                  1,343,018
      74,800      SAAB AB (TRANSPORTATION EQUIPMENT)<<                                                                   895,924
     101,800      SVENSKA CELLULOSA AB CLASS B (PAPER & ALLIED PRODUCTS)                                               1,379,948
      88,210      SVENSKA HANDELSBANKEN AB CLASS A (DEPOSITORY INSTITUTIONS)                                           2,252,273
     137,500      TELEFONAKTIEBOLAGET LM ERICSSON CLASS B (COMMUNICATIONS)                                             1,380,651

                                                                                                                       7,251,814
                                                                                                                 ---------------

SWITZERLAND: 6.61%
      28,800      BALOISE HOLDING AG (INSURANCE AGENTS, BROKERS & SERVICE)                                             2,751,327
     209,944      CLARIANT AG (CHEMICALS & ALLIED PRODUCTS)                                                            1,910,424
      27,500      CREDIT SUISSE GROUP (NON-DEPOSITORY CREDIT INSTITUTIONS)                                             1,525,861
       3,700      GEORG FISCHER AG (TRANSPORTATION EQUIPMENT)                                                            970,255
      76,700      NOVARTIS AG (CHEMICALS & ALLIED PRODUCTS)                                                            3,837,590
       3,700      RIETER HOLDING AG (CHEMICALS & ALLIED PRODUCTS)                                                        837,972
      28,900      SWISS REINSURANCE (INSURANCE CARRIERS)                                                               1,304,586
       7,500      SWISSCOM AG (COMMUNICATIONS)                                                                         2,683,224
       2,000      VALORA HOLDING AG (GENERAL MERCHANDISE STORES)                                                         476,696
       7,800      VERWALTUNGS-UND PRIVAT-BANK AG (DEPOSITORY INSTITUTIONS)                                               909,235
      15,200      ZURICH FINANCIAL SERVICES AG (FINANCIAL SERVICES)                                                    3,615,555

                                                                                                                      20,822,725
                                                                                                                 ---------------

UNITED KINGDOM: 19.31%
     190,400      AMLIN PLC (INSURANCE CARRIERS)                                                                       1,166,950
     116,900      ASTRAZENECA PLC (PHARMACEUTICALS)                                                                    5,238,567
     220,500      AVIVA PLC (INSURANCE CARRIERS)                                                                       1,579,078
     583,400      BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                                                               3,449,754
     785,400      BP PLC (OIL & GAS EXTRACTION)                                                                        6,941,223
     332,100      BRIT INSURANCE HOLDINGS PLC (INSURANCE CARRIERS)                                                     1,082,196
   1,092,100      BT GROUP PLC (COMMUNICATIONS)                                                                        2,268,954
     328,700      CENTRICA PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                     1,321,692
     181,087      DRAX GROUP PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                   1,364,548
     390,000      DS SMITH PLC (PAPER & ALLIED PRODUCTS)                                                                 668,782
     569,500      GKN PLC (TRANSPORTATION EQUIPMENT)                                                                   1,034,842
     185,000      GLAXOSMITHKLINE PLC (CHEMICALS & ALLIED PRODUCTS)                                                    3,635,133
     184,200      GREENE KING PLC (FOOD & KINDRED PRODUCTS)                                                            1,240,815
     323,800      IMI PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                     2,316,258
     799,947      LLOYDS TSB GROUP PLC (DEPOSITORY INSTITUTIONS)                                                       1,325,745
     814,400      LOGICACMG PLC (BUSINESS SERVICES)                                                                    1,693,304
     632,790      MARSTON'S PLC (EATING & DRINKING PLACES)                                                               984,500
     271,300      MEGGITT PLC (TRANSPORTATION BY AIR)                                                                  1,010,676

196   Wells Fargo Advantage Master Portfolios                                     Portfolio of Investments--September 30, 2009

INTERNATIONAL VALUE PORTFOLIO

      SHARES      SECURITY NAME                                                                                       VALUE
UNITED KINGDOM (continued)
     237,100      NORTHERN FOODS PLC (FOOD & KINDRED PRODUCTS)                                                   $       266,952
   1,123,200      OLD MUTUAL PLC (INSURANCE CARRIERS)                                                                  1,795,052
     315,100      PREMIER FOODS PLC (WHOLESALE TRADE-DURABLE GOODS)                                                      211,504
     443,900      ROYAL & SUN ALLIANCE INSURANCE GROUP PLC (INSURANCE CARRIERS)                                          949,208
     261,478      ROYAL BANK OF SCOTLAND GROUP PLC (DEPOSITORY INSTITUTIONS)                                             221,269
     264,000      ROYAL DUTCH SHELL PLC CLASS B (OIL & GAS EXTRACTION)                                                 7,324,429
     124,200      SPECTRIS PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                  COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                               1,402,341
     319,900      TATE & LYLE PLC (FOOD & KINDRED PRODUCTS)                                                            2,161,569
     389,400      THOMAS COOK GROUP PLC (TRANSPORTATION SERVICES)<<                                                    1,445,657
     433,500      TOMKINS PLC (BUSINESS SERVICES)                                                                      1,306,624
   1,698,900      VODAFONE GROUP PLC (COMMUNICATIONS)                                                                  3,806,581
     223,600      WH SMITH PUBLIC LIMITED CORPORATION (COMMUNICATIONS)                                                 1,611,641

                                                                                                                      60,825,844
                                                                                                                 ---------------

TOTAL COMMON STOCKS (COST $350,823,547)                                                                              305,170,561
                                                                                                                 ---------------

                                                                                           EXPIRATION DATE
RIGHTS: 0.05%
     448,500      AWB LIMITED (CONSUMER STAPLES)+(a)                                          10/21/2009                 110,787
      17,000      BNP PARIBAS (DIVERSIFIED BANKING SERVICES)+                                 10/13/2009                  36,818
      99,600      FORTIS (INSURANCE-LIFE)(a)+                                                 07/01/2014                       0

TOTAL RIGHTS (COST $173,943)                                                                                             147,605
                                                                                                                 ---------------



COLLATERAL FOR SECURITIES LENDING: 2.63%

                                                                                  YIELD
COLLATERAL INVESTED IN BUSINESS TRUSTS: 2.63%
   8,144,012      BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND SERIES A      0.04%(u)                              8,144,012
     176,180      BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND SERIES B(a)   0.00(u)                                 140,944

                                                                                                                       8,284,956
                                                                                                                 ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $8,320,192)                                                              8,284,956
                                                                                                                 ---------------

SHORT-TERM INVESTMENTS: 1.22%
   3,858,180      WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                   0.22(s)                               3,858,180
                                                                                                                 ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $3,858,180)                                                                         3,858,180
                                                                                                                 ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $363,175,862)*                                         100.77%                                             $   317,461,302
OTHER ASSETS AND LIABILITIES, NET                             (0.77)                                                  (2,419,138)
                                                             ------                                              ---------------

TOTAL NET ASSETS                                             100.00%                                             $   315,042,164
                                                             ------                                              ---------------

----------
<<    All or a portion of this security is on loan.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

+     Non-income earning securities.

(s)   Rate shown is the 1-day annualized yield at period end.

(u)   Rate shown is the daily yield at period end.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The fund does not pay an investment advisory fee for such investments.

+++   Short-term security of an affiliate of the Fund with a cost of $3,858,180.

* Cost for federal income tax purposes is $364,260,871 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation                                           $  20,672,298
Gross unrealized depreciation                                             (67,471,867)
                                                                        -------------
Net unrealized depreciation                                             $ (46,799,569)

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments--September 30, 2009    Wells Fargo Advantage Master Portfolios 197

LARGE CAP APPRECIATION PORTFOLIO

           SHARES   SECURITY NAME                                                   VALUE
COMMON STOCKS: 98.76%

AEROSPACE, DEFENSE: 1.18%
           23,170   RAYTHEON COMPANY                                             $ 1,111,465
                                                                                 -----------

APPAREL & ACCESSORY STORES: 2.51%
           55,020   GAP INCORPORATED                                               1,177,428
           39,300   NORDSTROM INCORPORATED<<                                       1,200,222

                                                                                   2,377,650
                                                                                 -----------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 1.31%
           16,220   POLO RALPH LAUREN CORPORATION<<                                1,242,776
                                                                                 -----------

AUTO PARTS & EQUIPMENT: 1.30%
           48,270   JOHNSON CONTROLS INCORPORATED                                  1,233,781
                                                                                 -----------

BIOPHARMACEUTICALS: 1.19%
           24,150   GILEAD SCIENCES INCORPORATED+                                  1,124,907
                                                                                 -----------

BIOTECHNOLOGY: 1.10%
           17,300   AMGEN INCORPORATED+                                            1,041,979
                                                                                 -----------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.91%
            1,350   NVR INCORPORATED<<+                                              860,450
                                                                                 -----------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 1.15%
           40,670   HOME DEPOT INCORPORATED                                        1,083,449
                                                                                 -----------

BUSINESS SERVICES: 6.78%
           28,410   BMC SOFTWARE INCORPORATED+                                     1,066,227
           62,330   CA INCORPORATED                                                1,370,637
           37,800   INTUIT INCORPORATED<<+                                         1,077,300
           37,480   LENDER PROCESSING SERVICES INCORPORATED                        1,430,612
           70,430   ORACLE CORPORATION                                             1,467,761

                                                                                   6,412,537
                                                                                 -----------

CHEMICALS & ALLIED PRODUCTS: 2.45%
           13,790   CF INDUSTRIES HOLDINGS INCORPORATED                            1,189,112
           19,240   CLOROX COMPANY                                                 1,131,697

                                                                                   2,320,809
                                                                                 -----------

COMMUNICATIONS: 1.32%
           73,880   COMCAST CORPORATION CLASS A                                    1,247,833
                                                                                 -----------

DEPOSITORY INSTITUTIONS: 1.31%
           21,370   NORTHERN TRUST CORPORATION                                     1,242,879
                                                                                 -----------

E-COMMERCE/SERVICES: 2.67%
           56,450   EBAY INCORPORATED+                                             1,332,785
            7,220   PRICELINE.COM INCORPORATED<<+                                  1,197,220

                                                                                   2,530,005
                                                                                 -----------

EATING & DRINKING PLACES: 1.29%
           21,450   MCDONALD'S CORPORATION<<                                       1,224,152
                                                                                 -----------

ELECTRIC, GAS & SANITARY SERVICES: 0.95%
           18,060   EXELON CORPORATION                                               896,137
                                                                                 -----------

198 Wells Fargo Advantage Master Portfolios   Portfolio of Investments--September 30, 2009

LARGE CAP APPRECIATION PORTFOLIO

          SHARES  SECURITY NAME                                                             VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 10.23%
          41,610  BROADCOM CORPORATION CLASS A+                                          $ 1,277,011
          98,960  CISCO SYSTEMS INCORPORATED+                                              2,329,518
          30,320  COOPER INDUSTRIES PLC                                                    1,139,122
          67,940  MARVELL TECHNOLOGY GROUP LIMITED+                                        1,099,949
          50,560  NETAPP INCORPORATED+                                                     1,348,941
          28,750  QUALCOMM INCORPORATED                                                    1,293,175
          50,510  TEXAS INSTRUMENTS INCORPORATED                                           1,196,582

                                                                                           9,684,298
                                                                                         -----------

ENGINEERING CONSTRUCTION: 1.24%
          23,090  FLUOR CORPORATION                                                        1,174,127
                                                                                         -----------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 2.53%
          43,300  CROWN HOLDINGS INCORPORATED+                                             1,177,760
          37,860  SHAW GROUP INCORPORATED+                                                 1,214,927

                                                                                           2,392,687
                                                                                         -----------

FOOD & KINDRED PRODUCTS: 5.06%
          40,530  ARCHER DANIELS MIDLAND COMPANY                                           1,184,287
          18,840  GENERAL MILLS INCORPORATED                                               1,212,919
          33,660  HANSEN NATURAL CORPORATION+                                              1,236,668
          23,630  MOLSON COORS BREWING COMPANY<<                                           1,150,308

                                                                                           4,784,182
                                                                                         -----------

FOOD STORES: 1.26%
          57,930  STARBUCKS CORPORATION+                                                   1,196,255
                                                                                         -----------

GENERAL MERCHANDISE STORES: 1.72%
          33,080  WAL-MART STORES INCORPORATED                                             1,623,897
                                                                                         -----------

HEALTHCARE: 1.42%
          30,230  HOSPIRA INCORPORATED+                                                    1,348,258
                                                                                         -----------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES: 1.25%
          31,590  BED BATH & BEYOND INCORPORATED+                                          1,185,889
                                                                                         -----------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 12.16%
          15,640  3M COMPANY                                                               1,154,232
          15,660  APPLE INCORPORATED+                                                      2,902,894
          34,040  CAMERON INTERNATIONAL CORPORATION+                                       1,287,393
          71,680  EMC CORPORATION+                                                         1,221,427
          33,130  HEWLETT-PACKARD COMPANY                                                  1,564,067
          15,690  INTERNATIONAL BUSINESS MACHINES CORPORATION                              1,876,681
          30,600  JOY GLOBAL INCORPORATED                                                  1,497,564

                                                                                          11,504,258
                                                                                         -----------

INFORMATION & BUSINESS SERVICES: 1.28%
           2,450  GOOGLE INCORPORATED CLASS A+                                             1,214,833
                                                                                         -----------


INSURANCE CARRIERS: 4.73%
          46,530  CNA FINANCIAL CORPORATION<<+                                             1,123,234
          39,750  PRINCIPAL FINANCIAL GROUP INCORPORATED                                   1,088,753
          25,780  PRUDENTIAL FINANCIAL INCORPORATED                                        1,286,680
          20,670  WELLPOINT INCORPORATED+                                                    978,931

                                                                                           4,477,598
                                                                                         -----------

Portfolio of Investments--September 30, 2009    Wells Fargo Advantage Master Portfolios 199

LARGE CAP APPRECIATION PORTFOLIO

           SHARES  SECURITY NAME                                                            VALUE
LEATHER & LEATHER PRODUCTS: 1.44%
           41,300  COACH INCORPORATED                                                    $  1,359,596
                                                                                         ------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
OPTICAL GOODS: 3.36%
           98,290  BOSTON SCIENTIFIC CORPORATION<<+                                         1,040,891
           14,580  MILLIPORE CORPORATION+                                                   1,025,411
           19,840  WATERS CORPORATION+                                                      1,108,262

                                                                                            3,174,564
                                                                                         ------------

MEDICAL MANAGEMENT SERVICES: 1.31%
           22,360  MEDCO HEALTH SOLUTIONS INCORPORATED+                                     1,236,732
                                                                                         ------------

METAL MINING: 1.34%
           39,190  CLIFFS NATURAL RESOURCES INCORPORATED                                    1,268,188
                                                                                         ------------

NON-DEPOSITORY CREDIT INSTITUTIONS: 1.22%
           32,410  CAPITAL ONE FINANCIAL CORPORATION<<                                      1,158,009
                                                                                         ------------

OIL & GAS EXTRACTION: 2.43%
           11,870  DIAMOND OFFSHORE DRILLING INCORPORATED<<                                 1,133,822
           14,910  OCCIDENTAL PETROLEUM CORPORATION                                         1,168,944

                                                                                            2,302,766
                                                                                         ------------

PHARMACEUTICALS: 3.44%
           50,140  BRISTOL-MYERS SQUIBB COMPANY                                             1,129,153
           29,680  ELI LILLY & COMPANY                                                        980,330
           40,610  SCHERING-PLOUGH CORPORATION                                              1,147,233

                                                                                            3,256,716
                                                                                         ------------

RAILROAD TRANSPORTATION: 1.13%
           24,690  NORFOLK SOUTHERN CORPORATION                                             1,064,386
                                                                                         ------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 4.04%
            6,700  BLACKROCK INCORPORATED<<                                                 1,452,694
            6,800  GOLDMAN SACHS GROUP INCORPORATED                                         1,253,580
           56,820  TD AMERITRADE HOLDING CORPORATION+                                       1,114,808

                                                                                            3,821,082
                                                                                         ------------

TOBACCO PRODUCTS: 1.45%
           28,160  PHILIP MORRIS INTERNATIONAL                                              1,372,518
                                                                                         ------------

TRANSPORTATION EQUIPMENT: 1.27%
           22,100  GOODRICH CORPORATION                                                     1,200,914
                                                                                         ------------

TRANSPORTATION SERVICES: 1.12%
           30,190  EXPEDITORS INTERNATIONAL OF WASHINGTON INCORPORATED                      1,061,179
                                                                                         ------------

WHOLESALE TRADE NON-DURABLE GOODS: 2.50%
           21,300  MCKESSON CORPORATION                                                     1,268,415
           44,260  SYSCO CORPORATION                                                        1,099,861

                                                                                            2,368,276
                                                                                         ------------

WHOLESALE TRADE-DURABLE GOODS: 2.41%
           18,820  KIMBERLY-CLARK CORPORATION                                               1,110,004
           13,060  W.W. GRAINGER INCORPORATED                                               1,167,040

                                                                                            2,277,044
                                                                                         ------------

TOTAL COMMON STOCKS (COST $81,910,061)                                                     93,459,061
                                                                                         ------------

200 Wells Fargo Advantage Master Portfolios  Portfolio of Investments--September 30, 2009

LARGE CAP APPRECIATION PORTFOLIO

           SHARES   SECURITY NAME                                                                              VALUE
COLLATERAL FOR SECURITIES LENDING: 10.63%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 2.29%                                     YIELD
          542,258   AIM STIT-LIQUID ASSETS PORTFOLIO                                0.27%(s)                $   542,258
          542,258   BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO                    0.21(s)                     542,258
          542,258   DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL                      0.23(s)                     542,258
          542,258   DWS MONEY MARKET SERIES INSTITUTIONAL                           0.28(s)                     542,258

                                                                                                              2,169,032
                                                                                                            -----------


                                                                                  INTEREST
        PRINCIPAL                                                                   RATE     MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS: 8.34%
$         264,177   ABN AMRO NORTH AMERICA FINANCE INCORPORATED                     0.23%       10/23/2009      264,140
          264,177   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                 0.48        10/07/2009      264,156
          173,801   ANTALIS US FUNDING CORPORATION++(p)                             0.22        10/09/2009      173,792
          208,561   BANK OF IRELAND                                                 0.53        10/01/2009      208,561
           13,904   BELMONT FUNDING LLC++(p)                                        0.45        10/02/2009       13,904
           13,904   BELMONT FUNDING LLC++(p)                                        0.45        10/07/2009       13,903
          173,801   BNP PARIBAS (PARIS)                                             0.17        10/01/2009      173,801
           27,808   CALCASIEU PARISH LA+/-ss                                        0.47        12/01/2027       27,808
           38,236   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT
                    AUTHORITY+/-ss                                                  0.30        06/01/2028       38,236
          208,561   CANCARA ASSET SECURITIZATION LIMITED++(p)                       0.27        10/09/2009      208,548
          163,698   CHEYNE FINANCE LLC++ +/-####(a)(i)                              0.00        02/25/2008        2,701
          126,030   CHEYNE FINANCE LLC++ +/-####(a)(i)                              0.00        05/19/2008        2,080
           55,616   CITIBANK CREDIT CARD ISSUANCE TRUST++                           0.21        10/08/2009       55,614
           18,406   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                       0.40        10/01/2038       18,406
          208,561   CONCORD MINUTEMAN CAPITAL Company++(p)                          0.40        10/13/2009      208,533
           55,616   COOK COUNTY IL+/-ss                                             0.70        11/01/2030       55,616
           69,520   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                    COLLATERALIZED BY
                    MORTGAGE BACKED SECURITIES (MATURITY VALUE $69,520)             0.08        10/01/2009       69,520
          208,561   CROWN POINT CAPITAL COMPANY LLC++(p)                            0.45        10/09/2009      208,540
          173,801   DANSKE BANK A/S COPENHAGEN                                      0.17        10/01/2009      173,801
          125,137   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                    0.50        12/15/2037      125,137
           97,328   DEXIA DELAWARE LLC                                              0.27        10/07/2009       97,324
           34,760   ELYSIAN FUNDING LLC++(p)                                        0.45        10/01/2009       34,760
           10,428   ELYSIAN FUNDING LLC++(p)                                        0.45        10/07/2009       10,427
          243,321   ERASMUS CAPITAL CORPORATION++(p)                                0.24        10/13/2009      243,302
          243,321   FORTIS FUNDING LLC++                                            0.25        10/22/2009      243,286
          185,821   GOTHAM FUNDING CORPORATION++(p)                                 0.23        10/13/2009      185,807
           69,520   GREENWICH CAPITAL MARKETS INCORPORATED REPURCHASE
                    AGREEMENT - 102%
                    COLLATERALIZED BY MORTGAGE BACKED (MATURITY VALUE $69,520)      0.07        10/01/2009       69,520
          575,430   GRYPHON FUNDING LIMITED(a)(i)                                   0.00        08/05/2010      195,071
           11,471   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss           0.36        11/01/2042       11,471
          104,280   HOUSTON TX UTILITY SYSTEM+/-ss                                  0.50        05/15/2034      104,280
           34,760   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUE+/-ss          0.35        07/01/2029       34,760
           13,904   INDIANA MUNICIPAL POWER AGENCY POWER SUPPLY SYSTEM+/-ss         0.36        01/01/2018       13,904
          271,129   INTESA SANPAOLO SPA                                             0.22        10/14/2009      271,129
           27,808   IRISH LIFE & PERMANENT PLC++                                    0.53        10/07/2009       27,806
          179,640   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                    MORTGAGE BACKED SECURITIES (MATURITY VALUE $179,640)            0.06        10/01/2009      179,640
           20,856   KANSAS CITY MO SPECIAL OBLIGATION+/-ss                          0.36        04/15/2025       20,856
           59,857   LLOYDS TSB BANK PLC                                             0.21        10/30/2009       59,847
          101,048   MANHATTAN ASSET FUNDING COMPANY++(p)                            0.15        10/01/2009      101,048
          231,155   MASSACHUSETTS HEFA+/-ss                                         0.32        10/01/2034      231,155
          243,321   MATCHPOINT MASTER TRUST++(p)                                    0.22        10/16/2009      243,299
           29,894   MISSISSIPPI STATE GO+/-ss                                       0.40        11/01/2028       29,894
          222,465   MONT BLANC CAPITAL CORPORATION++(p)                             0.24        10/14/2009      222,446
           26,418   MONTGOMERY COUNTY TN PUBLIC BUILDING+/-ss                       0.35        02/01/2036       26,418
          104,280   NATEXIS BANQUES POPULAIRES                                      0.20        10/01/2009      104,280

Portfolio of Investments--September 30, 2009    Wells Fargo Advantage Master Portfolios 201

LARGE CAP APPRECIATION PORTFOLIO

      PRINCIPAL   SECURITY NAME                                                     INTEREST RATE  MATURITY DATE      VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$        13,904   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                              0.70%        01/01/2018    $     13,904
        173,801   NIEUW AMSTERDAM RECEIVABLES CORPORATION++(p)                          0.23         10/01/2009         173,801
         44,215   NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                              0.36         01/01/2034          44,215
        243,321   ROMULUS FUNDING CORPORATION++(p)                                      0.55         10/16/2009         243,265
        208,561   ROYAL BANK OF SCOTLAND CT                                             0.23         10/14/2009         208,561
        243,321   SALISBURY RECEIVABLES COMPANY++(p)                                    0.22         10/21/2009         243,291
        208,561   SCALDIS CAPITAL LIMITED++(p)                                          0.27         10/16/2009         208,537
        243,321   SOLITAIRE FUNDING LLC++(p)                                            0.26         10/13/2009         243,300
        159,897   SURREY FUNDING CORPORATION++(p)                                       0.23         10/20/2009         159,877
        208,561   TASMAN FUNDING INCORPORATED++(p)                                      0.25         10/15/2009         208,541
        243,321   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++(p)               0.22         10/19/2009         243,294
         62,568   TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss                     0.35         07/01/2032          62,568
        215,513   UNICREDITO ITALIANO (NEW YORK)                                        0.25         10/13/2009         215,513
         20,856   VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss                     0.38         12/15/2040          20,856
        205,570   VICTORIA FINANCE LLC++ +/-####(a)(i)                                  0.17         07/28/2008          94,562
        119,374   VICTORIA FINANCE LLC++ +/-####(a)(i)                                  0.20         08/07/2008          54,912
        145,866   VICTORIA FINANCE LLC++ +/-####(a)(i)                                  0.29         04/30/2008          67,098
        236,728   VICTORIA FINANCE LLC++ +/-####(a)(i)                                  0.30         02/15/2008         108,895
        208,561   VICTORY RECEIVABLES CORPORATION++(p)                                  0.22         10/07/2009         208,555

                                                                                                                      7,892,072
                                                                                                                   ------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $10,276,190)                                                           10,061,104
                                                                                                                   ------------

         SHARES                                                                              YIELD
SHORT-TERM INVESTMENTS: 2.45%
       2,319,166  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                          0.22(s)                       2,319,166
                                                                                                                   ------------

TOTAL SHORT-TERM INVESTMENTS (COST $2,319,166)                                                                        2,319,166
                                                                                                                   ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $94,505,417)*                                                        111.84%                                 $105,839,331

OTHER ASSETS AND LIABILITIES, NET                                          (11.84)                                  (11,207,264)
                                                                           ------                                  ------------

TOTAL NET ASSETS                                                           100.00%                                 $ 94,632,067
                                                                           ------                                  ------------

-----------
<<    All or a portion of this security is on loan.

+     Non-income earning securities.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

(p)   Asset-backed commercial paper.

+/-   Variable rate investments.

ss These securities are subject to a demand feature which reduces the effective maturity.

#### This security is currently in default with regards to scheduled interest and/or principal payments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)   Illiquid security.

(s)   Rate shown is the 1-day annualized yield at period end.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The fund does not pay an investment advisory fee for such investments.

+++   Short-term security of an affiliate of the Fund with a cost of $2,319,166.

* Cost for federal income tax purposes is $95,873,903 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation   $   13,127,313
Gross unrealized depreciation       (3,161,885)
                                --------------
Net unrealized appreciation     $    9,965,428

The accompanying notes are an integral part of these financial statements.

202 Wells Fargo Advantage Master Portfolios   Portfolio of Investments--September 30, 2009

LARGE COMPANY GROWTH PORTFOLIO

          SHARES   SECURITY NAME                                                               VALUE
COMMON STOCKS: 99.90%

APPAREL & ACCESSORY STORES: 2.04%
          351,700  KOHL'S CORPORATION+                                                    $     20,064,485
                                                                                          ----------------

BIOPHARMACEUTICALS: 2.91%
          505,040  GENZYME CORPORATION+                                                         28,650,919
                                                                                          ----------------

BIOTECHNOLOGY: 1.70%
          278,600  AMGEN INCORPORATED+                                                          16,780,078
                                                                                          ----------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 4.70%
          565,900  FASTENAL COMPANY<<                                                           21,900,330
        1,162,800  LOWE'S COMPANIES INCORPORATED                                                24,349,032

                                                                                                46,249,362
                                                                                          ----------------

BUSINESS SERVICES: 10.12%
          368,100  AUTOMATIC DATA PROCESSING INCORPORATED                                       14,466,330
          207,000  FACTSET RESEARCH SYSTEMS INCORPORATED<<                                      13,711,680
        2,236,598  MICROSOFT CORPORATION                                                        57,905,522
          196,300  VISA INCORPORATED CLASS A SHARES<<                                           13,566,293

                                                                                                99,649,825
                                                                                          ----------------

DEPOSITORY INSTITUTIONS: 1.04%
          542,700  WESTERN UNION COMPANY                                                        10,267,884
                                                                                          ----------------

E-COMMERCE/SERVICES: 4.76%
          344,700  AMAZON.COM INCORPORATED+<<                                                   32,181,192
          624,570  EBAY INCORPORATED+                                                           14,746,098

                                                                                                46,927,290
                                                                                          ----------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT:13.55%
        2,734,943  CISCO SYSTEMS INCORPORATED+                                                  64,380,558
          563,800  LINEAR TECHNOLOGY CORPORATION<<                                              15,577,794
          875,700  NOKIA OYJ ADR                                                                12,802,734
          905,200  QUALCOMM INCORPORATED                                                        40,715,896

                                                                                               133,476,982
                                                                                          ----------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 3.56%
        1,207,700  PAYCHEX INCORPORATED<<                                                       35,083,685
                                                                                          ----------------

GENERAL MERCHANDISE STORES: 7.01%
          913,360  TARGET CORPORATION                                                           42,635,645
          536,900  WAL-MART STORES INCORPORATED                                                 26,356,421

                                                                                                68,992,066
                                                                                          ----------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 10.78%
          281,500  APPLE INCORPORATED+                                                          52,181,655
          956,600  EMC CORPORATION+                                                             16,300,464
        1,923,370  INTEL CORPORATION                                                            37,640,351

                                                                                               106,122,470
                                                                                          ----------------

INFORMATION & BUSINESS SERVICES: 6.44%
          127,900  GOOGLE INCORPORATED CLASS A+<<                                               63,419,215
                                                                                          ----------------

MEDICAL EQUIPMENT & SUPPLIES: 3.52%
          942,210  MEDTRONIC INCORPORATED                                                       34,673,328
                                                                                          ----------------

Portfolio of Investments--September 30, 2009     Wells Fargo Advantage Master Portfolios 203

LARGE COMPANY GROWTH PORTFOLIO

     SHARES  SECURITY NAME                                                                               VALUE
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 22.83%
  2,936,637  CHARLES SCHWAB CORPORATION<<                                                            $ 56,236,599
     47,500  CME GROUP INCORPORATED<<                                                                  14,639,025
    324,800  FRANKLIN RESOURCES INCORPORATED                                                           32,674,880
    508,390  GOLDMAN SACHS GROUP INCORPORATED                                                          93,721,697
    604,400  T. ROWE PRICE GROUP INCORPORATED<<                                                        27,621,080

                                                                                                      224,893,281
                                                                                                     ------------

TRANSPORTATION SERVICES: 4.94%
    449,600  C.H. ROBINSON WORLDWIDE INCORPORATED<<                                                    25,964,400
    644,700  EXPEDITORS INTERNATIONAL OF WASHINGTON INCORPORATED                                       22,661,205

                                                                                                       48,625,605
                                                                                                     ------------

TOTAL COMMON STOCKS (COST $916,391,293)                                                               983,876,475
                                                                                                     ------------

COLLATERAL FOR SECURITIES LENDING: 7.82%

                                                                           YIELD
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 1.71%
  4,223,528  AIM STIT-LIQUID ASSETS PORTFOLIO                             0.27%(s)                      4,223,528
  4,223,528  BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO                 0.21(s)                       4,223,528
  4,223,528  DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL                   0.23(s)                       4,223,528
  4,223,528  DWS MONEY MARKET SERIES INSTITUTIONAL                        0.28(s)                       4,223,528

                                                                                                       16,894,112
                                                                                                     ------------

  PRINCIPAL                                                            INTEREST RATE  MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS: 6.11%
$ 2,057,616  ABN AMRO NORTH AMERICA FINANCE  INCORPORATED                   0.23%      10/23/2009       2,057,327
  2,057,616  ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                0.48       10/07/2009       2,057,452
  1,353,695  ANTALIS US FUNDING CORPORATION++(p)                            0.22       10/09/2009       1,353,629
  1,624,434  BANK OF IRELAND                                                0.53       10/01/2009       1,624,434
    108,296  BELMONT FUNDING LLC++(p)                                       0.45       10/02/2009         108,294
    108,296  BELMONT FUNDING LLC++(p)                                       0.45       10/07/2009         108,287
  1,353,695  BNP PARIBAS (PARIS)                                            0.17       10/01/2009       1,353,695
    216,591  CALCASIEU PARISH LA+/-ss                                       0.47       12/01/2027         216,591
    297,813  CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT
             AUTHORITY+/-ss                                                 0.30       06/01/2028         297,813
  1,624,434  CANCARA ASSET SECURITIZATION LIMITED++(p)                      0.27       10/09/2009       1,624,336
    866,038  CHEYNE FINANCE LLC++ +/-####(a)(i)                             0.00       02/25/2008          14,290
    666,761  CHEYNE FINANCE LLC++ +/-####(a)(i)                             0.00       05/19/2008          11,002
    433,182  CITIBANK CREDIT CARD ISSUANCE TRUST++                          0.21       10/08/2009         433,165
    143,356  COLORADO HOUSING & FINANCE AUTHORITY+/-ss                      0.40       10/01/2038         143,356
  1,624,434  CONCORD MINUTEMAN CAPITAL COMPANY++(p)                         0.40       10/13/2009       1,624,217
    433,182  COOK COUNTY IL+/-ss                                            0.70       11/01/2030         433,182
    541,478  CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
             COLLATERALIZED BY
             MORTGAGE BACKED SECURITIES (MATURITY VALUE $ 541,479)          0.08       10/01/2009         541,478
  1,624,434  CROWN POINT CAPITAL COMPANY LLC++(p)                           0.45       10/09/2009       1,624,271
  1,353,695  DANSKE BANK A/S COPENHAGEN                                     0.17       10/01/2009       1,353,695
    974,660  DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                   0.50       12/15/2037         974,660
    758,069  DEXIA DELAWARE LLC                                             0.27       10/07/2009         758,035
    270,739  ELYSIAN FUNDING LLC++(p)                                       0.45       10/01/2009         270,739
     81,222  ELYSIAN FUNDING LLC++(p)                                       0.45       10/07/2009          81,216
  1,895,173  ERASMUS CAPITAL CORPORATION++(p)                               0.24       10/13/2009       1,895,021
  1,895,173  FORTIS FUNDING LLC++                                           0.25       10/22/2009       1,894,896
  1,447,316  GOTHAM FUNDING CORPORATION++(p)                                0.23       10/13/2009       1,447,205
    541,478  GREENWICH CAPITAL MARKETS INCORPORATED
             REPURCHASE AGREEMENT - 102%
             COLLATERALIZED BY MORTGAGE BACKED (MATURITY
             VALUE $ 541,479)                                               0.07       10/01/2009         541,478
  3,044,300  GRYPHON FUNDING LIMITED(a)(i)                                  0.00       08/05/2010       1,032,018

204 Wells Fargo Advantage Master Portfolios                  Portfolio of Investments--September 30, 2009

LARGE COMPANY GROWTH PORTFOLIO

  PRINCIPAL   SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$    89,344   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                       0.36%      11/01/2042    $       89,344
    812,217   HOUSTON TX UTILITY SYSTEM+/-ss                                              0.50       05/15/2034           812,217
    270,739   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUE+/-ss                      0.35       07/01/2029           270,739
    108,296   INDIANA MUNICIPAL POWER AGENCY POWER SUPPLY SYSTEM+/-ss                     0.36       01/01/2018           108,296
  2,111,764   INTESA SANPAOLO SPA                                                         0.22       10/14/2009         2,111,764
    216,591   IRISH LIFE & PERMANENT PLC++                                                0.53       10/07/2009           216,572
  1,399,179   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
              MORTGAGE BACKED SECURITIES (MATURITY VALUE $1,399,181)                      0.06       10/01/2009         1,399,179
    162,443   KANSAS CITY MO SPECIAL OBLIGATION+/-ss                                      0.36       04/15/2025           162,443
    466,213   LLOYDS TSB BANK PLC                                                         0.21       10/30/2009           466,134
    787,038   MANHATTAN ASSET FUNDING COMPANY++(p)                                        0.15       10/01/2009           787,038
  1,800,414   MASSACHUSETTS HEFA+/-ss                                                     0.32       10/01/2034         1,800,414
  1,895,173   MATCHPOINT MASTER TRUST++(p)                                                0.22       10/16/2009         1,894,999
    232,836   MISSISSIPPI STATE GO+/-ss                                                   0.40       11/01/2028           232,836
  1,732,729   MONT BLANC CAPITAL CORPORATION++(p)                                         0.24       10/14/2009         1,732,579
    205,762   MONTGOMERY COUNTY TN PUBLIC BUILDING+/-ss                                   0.35       02/01/2036           205,762
    812,217   NATEXIS BANQUES POPULAIRES                                                  0.20       10/01/2009           812,217
    108,296   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                                    0.70       01/01/2018           108,296
  1,353,695   NIEUW AMSTERDAM RECEIVABLES CORPORATION++(p)                                0.23       10/01/2009         1,353,695
    344,380   NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                                    0.36       01/01/2034           344,380
  1,895,173   ROMULUS FUNDING CORPORATION++(p)                                            0.55       10/16/2009         1,894,739
  1,624,434   ROYAL BANK OF SCOTLAND CT                                                   0.23       10/14/2009         1,624,434
  1,895,173   SALISBURY RECEIVABLES COMPANY++(p)                                          0.22       10/21/2009         1,894,941
  1,624,434   SCALDIS CAPITAL LIMITED++(p)                                                0.27       10/16/2009         1,624,251
  1,895,173   SOLITAIRE FUNDING LLC++(p)                                                  0.26       10/13/2009         1,895,009
  1,245,399   SURREY FUNDING CORPORATION++(p)                                             0.23       10/20/2009         1,245,248
  1,624,434   TASMAN FUNDING INCORPORATED++(p)                                            0.25       10/15/2009         1,624,276
  1,895,173   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++(p)                     0.22       10/19/2009         1,894,964
    487,330   TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss                           0.35       07/01/2032           487,330
  1,678,582   UNICREDITO ITALIANO (NEW YORK)                                              0.25       10/13/2009         1,678,582
    162,443   VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss                           0.38       12/15/2040           162,443
  1,087,562   VICTORIA FINANCE LLC++ +/-####(a)(i)                                        0.17       07/28/2008           500,278
    631,544   VICTORIA FINANCE LLC++ +/-####(a)(i)                                        0.20       08/07/2008           290,510
    771,701   VICTORIA FINANCE LLC++ +/-####(a)(i)                                        0.29       04/30/2008           354,983
  1,252,406   VICTORIA FINANCE LLC++ +/-####(a)(i)                                        0.30       02/15/2008           576,107
  1,624,434   VICTORY RECEIVABLES CORPORATION++(p)                                        0.22       10/07/2009         1,624,375

                                                                                                                       60,157,156
                                                                                                                   --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $80,675,574)                                                             77,051,268
                                                                                                                   --------------


                                                                                         YIELD
SHORT-TERM INVESTMENTS: 0.80%
  7,822,958  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                0.22(s)                       7,822,958
                                                                                                                   --------------

TOTAL SHORT-TERM INVESTMENTS (COST $7,822,958)                                                                          7,822,958
                                                                                                                   --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $1,004,889,825)*                                                      108.52%                                $1,068,750,701
OTHER ASSETS AND LIABILITIES, NET                                            (8.52)                                   (83,895,017)
                                                                            ------                                 --------------

TOTAL NET ASSETS                                                            100.00%                                $  984,855,684
                                                                            ------                                 --------------

Portfolio of Investments--September 30, 2009                    Wells Fargo Advantage Master Portfolios 205

LARGE COMPANY GROWTH PORTFOLIO

-------------

+     Non-income earning securities.

<<    All or a portion of this security is on loan.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

(p)   Asset-backed commercial paper.

+/-   Variable rate investments.

ss These securities are subject to a demand feature which reduces the effective maturity.

#### This security is currently in default with regards to scheduled interest and/or principal payments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)   Illiquid security.

(s)   Rate shown is the 1-day annualized yield at period end.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The fund does not pay an investment advisory fee for such investments.

+++   Short-term security of an affiliate of the Fund with a cost of $7,822,958.

* Cost for federal income tax purposes is $1,046,010,572 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation           $  149,885,364
Gross unrealized depreciation             (127,145,235)
                                        --------------
Net unrealized appreciation             $   22,740,129

The accompanying notes are an integral part of these financial statements.

206 Wells Fargo Advantage Master Portfolios                     Portfolio of Investments--September 30, 2009

SMALL CAP INDEX PORTFOLIO

             SHARES   SECURITY NAME                                               VALUE
COMMON STOCKS: 99.88%

AEROSPACE DEFENSE: 0.22%
             24,372   AAR CORPORATION+<<
                                                                                $   534,722
                                                                                -----------

AMUSEMENT & RECREATION SERVICES: 0.15%
             16,989   MULTIMEDIA GAMES INCORPORATED+                                 86,984
             23,739   TICKETMASTER+                                                 277,509

                                                                                    364,493
                                                                                -----------

APPAREL & ACCESSORY STORES: 1.96%
             35,622   CARTER'S INCORPORATED+                                        951,107
             17,160   CHILDREN'S PLACE RETAIL STORES INCORPORATED+<<                514,114
             22,547   CHRISTOPHER & BANKS CORPORATION                               152,643
             28,278   DRESS BARN INCORPORATED+<<                                    507,025
             34,463   FINISH LINE INCORPORATED CLASS A                              350,144
             27,651   HOT TOPIC INCORPORATED+                                       207,106
             11,474   JOS. A. BANK CLOTHIERS INCORPORATED+<<                        513,691
             23,890   STAGE STORES INCORPORATED                                     309,614
             15,967   THE BUCKLE INCORPORATED<<                                     545,113
             18,539   THE CATO CORPORATION CLASS A                                  376,156
             15,597   TWEEN BRANDS INCORPORATED+                                    130,859
             13,052   ZUMIEZ INCORPORATED+<<                                        214,183

                                                                                  4,771,755
                                                                                -----------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR
MATERIALS: 1.05%
             18,735   GYMBOREE CORPORATION+<<                                       906,399
             59,650   LIZ CLAIBORNE INCORPORATED+<<                                 294,075
             12,292   MAIDENFORM BRANDS INCORPORATED+                               197,410
             80,233   QUIKSILVER INCORPORATED+                                      220,641
             20,952   SKECHERS U.S.A. INCORPORATED CLASS A+                         359,117
             15,900   TRUE RELIGION APPAREL INCORPORATED+<<                         412,287
             10,397   VOLCOM INCORPORATED+<<                                        171,343

                                                                                  2,561,272
                                                                                -----------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 0.17%
             10,884   LITHIA MOTORS INCORPORATED CLASS A                            169,682
             22,500   SONIC AUTOMOTIVE INCORPORATED<<                               236,250

                                                                                    405,932
                                                                                -----------

AUTOMOTIVE REPAIR, SERVICES & PARKING: 0.33%
              8,938   MIDAS INCORPORATED+                                            84,017
             23,939   WRIGHT EXPRESS CORPORATION+                                   706,440

                                                                                    790,457
                                                                                -----------

BIOTECHNOLOGY: 0.49%
             36,238   CUBIST PHARMACEUTICALS INCORPORATED+                          732,008
             20,851   MARTEK BIOSCIENCES CORPORATION+<<                             471,024

                                                                                  1,203,032
                                                                                -----------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.15%
             11,611   M/I HOMES INCORPORATED+<<                                     157,793
             58,637   STANDARD-PACIFIC CORPORATION+                                 216,371

                                                                                    374,164
                                                                                -----------

BUSINESS SERVICES: 9.48%
             29,120   ABM INDUSTRIES INCORPORATED                                   612,685

Portfolio of Investments--September 30, 2009        Wells Fargo Advantage Master Portfolios 207

SMALL CAP INDEX PORTFOLIO

   SHARES          SECURITY NAME                                                                 VALUE
BUSINESS SERVICES (continued)
   13,935          ADMINISTAFF INCORPORATED                                                  $     366,072
   20,469          AMN HEALTHCARE SERVICES INCORPORATED+                                           194,660
   16,631          ARBITRON INCORPORATED                                                           345,260
   27,505          BLACKBAUD INCORPORATED                                                          638,116
   25,069          BLUE COAT SYSTEMS INCORPORATED+                                                 566,309
   32,811          BRADY CORPORATION CLASS A                                                       942,332
   18,830          CACI INTERNATIONAL INCORPORATED CLASS A+<<                                      890,094
    9,124          CAPELLA EDUCATION COMPANY+<<                                                    614,410
   43,628          CIBER INCORPORATED+                                                             174,512
   24,881          COGNEX CORPORATION                                                              407,551
   26,207          COMMVAULT SYSTEMS INCORPORATED+                                                 543,795
    6,126          COMPUTER PROGRAMS & SYSTEMS INCORPORATED<<                                      253,678
   15,123          COMSCORE INCORPORATED+                                                          272,365
   26,554          CONCUR TECHNOLOGIES INCORPORATED+<<                                           1,055,787
   22,029          CSG SYSTEMS INTERNATIONAL INCORPORATED+                                         352,684
   43,547          CYBERSOURCE CORPORATION+<<                                                      725,928
   25,282          DEALERTRACK HOLDINGS INCORPORATED+<<                                            478,083
    5,770          EBIX INCORPORATED+<<                                                            319,427
   35,444          ECLIPSYS CORPORATION+                                                           684,069
   28,731          EPICOR SOFTWARE CORPORATION+                                                    183,016
    9,383          FORRESTER RESEARCH INCORPORATED+                                                249,963
   15,437          GERBER SCIENTIFIC INCORPORATED+                                                  92,313
   27,264          HEALTHCARE SERVICES GROUP                                                       500,567
   23,500          HEARTLAND PAYMENT SYSTEMS INCORPORATED                                          340,985
   10,679          HEIDRICK & STRUGGLES INTERNATIONAL INCORPORATED                                 248,394
   16,419          HMS HOLDINGS CORPORATION+                                                       627,698
   22,144          INFOSPACE INCORPORATED+                                                         171,395
   10,872          INTEGRAL SYSTEMS INCORPORATED MD+                                                75,017
   17,649          JDA SOFTWARE GROUP INCORPORATED+                                                387,219
   11,337          LOJACK CORPORATION+                                                              57,705
   14,120          MANHATTAN ASSOCIATES INCORPORATED+<<                                            285,224
   21,254          NETSCOUT SYSTEMS INCORPORATED+                                                  287,142
   18,430          NETWORK EQUIPMENT TECHNOLOGY INCORPORATED+                                      133,249
   19,859          OMNICELL INCORPORATED+                                                          221,229
   22,740          ON ASSIGNMENT INCORPORATED+                                                     133,029
   11,778          PCTEL INCORPORATED+                                                              73,613
   19,681          PERFICIENT INCORPORATED+                                                        162,762
   27,111          PHASE FORWARD INCORPORATED+                                                     380,638
   21,962          PHOENIX TECHNOLOGIES LIMITED+                                                    80,161
    9,659          PORTFOLIO RECOVERY ASSOCIATES INCORPORATED+<<                                   437,842
   25,151          PROGRESS SOFTWARE CORPORATION+                                                  569,670
   11,826          QUALITY SYSTEMS INCORPORATED<<                                                  728,127
   17,150          RADIANT SYSTEMS INCORPORATED+                                                   184,191
   14,769          RADISYS CORPORATION+<<                                                          128,343
    5,468          REWARDS NETWORK INCORPORATED+                                                    75,130
   18,089          SMITH MICRO SOFTWARE INCORPORATED+                                              223,580
   32,278          SPHERION CORPORATION+                                                           200,446
   11,496          SPSS INCORPORATED+                                                              574,225
    7,456          STARTEK INCORPORATED+                                                            64,718
   12,689          STRATASYS INCORPORATED+<<                                                       217,743
   22,034          SYKES ENTERPRISES INCORPORATED+                                                 458,748
   12,690          SYNNEX CORPORATION+                                                             386,791
   50,922          TAKE-TWO INTERACTIVE SOFTWARE INCORPORATED+<<                                   570,836
   19,812          TALEO CORPORATION CLASS A+                                                      448,544
   20,235          TELETECH HOLDINGS INCORPORATED+                                                 345,209
   18,836          THE KNOT INCORPORATED+                                                          205,689
   42,322          THQ INCORPORATED+<<                                                             289,482
   20,991          TRADESTATION GROUP INCORPORATED+                                                171,077

208 Wells Fargo Advantage Master Portfolios                 Portfolio of Investments--September 30, 2009

SMALL CAP INDEX PORTFOLIO

   SHARES          SECURITY NAME                                                                VALUE
BUSINESS SERVICES (continued)
   27,457          TRUEBLUE INCORPORATED+                                                    $     386,320
   52,594          UNITED ONLINE INCORPORATED                                                      422,856
   12,914          VIAD CORPORATION                                                                257,118
    7,583          VOLT INFORMATION SCIENCE INCORPORATED+                                           92,664
   27,722          WEBSENSE INCORPORATED+<<                                                        465,730

                                                                                                23,034,215
                                                                                             -------------

CASINO & GAMING: 0.16%
   37,680          PINNACLE ENTERTAINMENT INCORPORATED+                                            383,959
                                                                                             -------------

CHEMICALS & ALLIED PRODUCTS: 2.54%
   12,922          AMERICAN VANGUARD CORPORATION                                                   107,382
   15,709          ARCH CHEMICALS INCORPORATED                                                     471,113
   17,656          ARQULE INCORPORATED+                                                             80,158
   11,641          BALCHEM CORPORATION                                                             306,158
   34,346          CALGON CARBON CORPORATION+                                                      509,351
   18,342          CAMBREX CORPORATION+                                                            115,555
   11,929          CHATTEM INCORPORATED+<<                                                         792,205
   30,489          HB FULLER COMPANY                                                               637,220
    9,793          MANNATECH INCORPORATED<<                                                         37,507
    7,344          NEWMARKET CORPORATION                                                           683,286
   19,271          OM GROUP INCORPORATED+                                                          585,646
   36,248          PAREXEL INTERNATIONAL CORPORATION+                                              492,610
    7,067          PENFORD CORPORATION                                                              50,670
   58,001          POLYONE CORPORATION+                                                            386,867
    6,931          QUAKER CHEMICAL CORPORATION                                                     151,997
    4,680          STEPAN COMPANY                                                                  281,174
   10,962          SURMODICS INCORPORATED+<<                                                       269,665
   13,529          ZEP INCORPORATED                                                                219,846

                                                                                                 6,178,410
                                                                                             -------------

COAL MINING: 0.27%
   28,471          PENN VIRGINIA CORPORATION                                                       652,271
                                                                                             -------------

COMMERCIAL SERVICES: 0.44%
   32,178          GEO GROUP INCORPORATED+                                                         649,030
   52,452          LIVE NATION INCORPORATED+<<                                                     429,582

                                                                                                 1,078,612
                                                                                             -------------

COMMUNICATIONS: 1.34%
   18,604          ANIXTER INTERNATIONAL INCORPORATED+<<                                           746,206
   11,618          AUDIOVOX CORPORATION CLASS A+                                                    79,583
   43,215          BRIGHTPOINT INCORPORATED+                                                       378,131
   16,126          CBEYOND INCORPORATED+<<                                                         260,112
   27,002          GENERAL COMMUNICATION INCORPORATED CLASS A+                                     185,234
   20,521          IOWA TELECOMMUNICATIONS SERVICES INCORPORATED                                   258,565
   28,268          J2 GLOBAL COMMUNICATIONS INCORPORATED+<<                                        650,447
   20,996          NEUTRAL TANDEM INCORPORATION+<<                                                 477,869
   19,228          NOVATEL WIRELESS INCORPORATED+                                                  218,430

                                                                                                 3,254,577
                                                                                             -------------

COMPUTERS-INTEGRATED SYSTEMS: 0.03%
   12,569          AGILYSYS INCORPORATED                                                            82,830
                                                                                             -------------

CONSTRUCTION SPECIAL TRADE CONTRACTORS: 1.17%
   14,112          CHEMED CORPORATION                                                              619,376
   24,053          COMFORT SYSTEMS USA INCORPORATED                                                278,774

Portfolio of Investments--September 30, 2009        Wells Fargo Advantage Master Portfolios 209

SMALL CAP INDEX PORTFOLIO

   SHARES           SECURITY NAME                                                               VALUE
CONSTRUCTION SPECIAL TRADE CONTRACTORS (continued)
   11,644           DREW INDUSTRIES INCORPORATED+<<                                          $     252,558
   41,329           EMCOR GROUP INCORPORATED+                                                    1,046,450
   24,359           INSITUFORM TECHNOLOGIES INCORPORATED CLASS A+<<                                466,231
   16,432           MATRIX SERVICE COMPANY+                                                        178,616

                                                                                                 2,842,005
                                                                                             -------------

DEPOSITORY INSTITUTIONS: 6.26%
   29,219           BANK MUTUAL CORPORATION                                                        258,296
    8,149           BANK OF THE OZARKS INCORPORATED                                                216,193
   40,668           BOSTON PRIVATE FINANCIAL HOLDINGS INCORPORATED<<                               264,749
   37,031           BROOKLINE BANCORP INCORPORATED                                                 359,941
   17,659           CASCADE BANCORP<<                                                               21,367
   18,036           CENTRAL PACIFIC FINANCIAL CORPORATION<<                                         45,451
   17,616           COLUMBIA BANKING SYSTEM INCORPORATED<<                                         291,545
   20,539           COMMUNITY BANK SYSTEM INCORPORATED                                             375,248
   15,964           DIME COMMUNITY BANCSHARES                                                      182,469
   57,490           EAST WEST BANCORP INCORPORATED<<                                               477,167
   47,605           FIRST BANCORP PUERTO RICO<<                                                    145,195
   47,489           FIRST COMMONWEALTH FINANCIAL CORPORATION<<                                     269,738
   27,748           FIRST FINANCIAL BANCORP                                                        334,363
   13,058           FIRST FINANCIAL BANKSHARE<<                                                    645,849
   30,842           FIRST MIDWEST BANCORP INCORPORATED<<                                           347,589
   29,567           FRONTIER FINANCIAL CORPORATION<<                                                32,228
   38,593           GLACIER BANCORP INCORPORATED<<                                                 576,579
   15,377           HANCOCK HOLDING COMPANY                                                        577,714
   28,948           HANMI FINANCIAL CORPORATION+<<                                                  47,475
   11,866           HOME BANCSHARES INCORPORATED<<                                                 260,103
   13,122           INDEPENDENT BANK CORPORATION (MASSACHUSETTS)<<                                 290,390
   12,512           INDEPENDENT BANK CORPORATION (MICHIGAN)                                         23,773
   13,855           NARA BANK NATIONAL ASSOCIATION                                                  96,292
   76,717           NATIONAL PENN BANCSHARES INCORPORATED<<                                        468,741
   21,513           NBT BANCORP INCORPORATED                                                       484,903
   52,967           OLD NATIONAL BANCORP<<                                                         593,230
   20,659           PINNACLE FINANCIAL PARTNERS INCORPORATED+<<                                    262,576
   24,448           PRIVATEBANCORP INCORPORATED<<                                                  597,998
   28,939           PROSPERITY BANCSHARES INCORPORATED                                           1,006,788
   15,093           S&T BANCORP INCORPORATED                                                       195,605
   25,465           SIGNATURE BANK+<<                                                              738,485
    7,924           SIMMONS FIRST NATIONAL CORPORATION                                             228,290
  106,918           SOUTH FINANCIAL GROUP INCORPORATED                                             157,169
   11,358           STERLING BANCORPORATION (NEW YORK)                                              82,005
   50,996           STERLING BANCSHARES INCORPORATED (TEXAS)<<                                     372,781
   32,870           STERLING FINANCIAL CORPORATION+<<                                               65,740
   54,154           SUSQUEHANNA BANCSHARES INCORPORATED<<                                          318,967
    4,390           TOMPKINS TRUST COMPANY INCORPORATED<<                                          191,843
   48,013           TRUSTCO BANK CORPORATION NEW YORK SHARES<<                                     300,081
   75,553           UCBH HOLDINGS INCORPORATED<<                                                    60,442
   18,854           UMB FINANCIAL CORPORATION                                                      762,456
   52,266           UMPQUA HOLDINGS CORPORATION                                                    554,020
   23,965           UNITED BANKSHARES INCORPORATED<<                                               469,474
   48,585           UNITED COMMUNITY BANKS INCORPORATED+<<                                         242,927
   42,465           WHITNEY HOLDING CORPORATION                                                    405,116
   12,178           WILSHIRE BANCORP INCORPORATED                                                   89,387
   15,094           WINTRUST FINANCIAL CORPORATION<<                                               422,028

                                                                                                15,210,766
                                                                                             -------------

210 Wells Fargo Advantage Master Portfolios                 Portfolio of Investments--September 30, 2009

SMALL CAP INDEX PORTFOLIO

   SHARES          SECURITY NAME                                                                 VALUE
DURABLE GOODS - CONSUMER: 0.06%
   11,958          STURM, RUGER & COMPANY INCORPORATED<<                                     $     154,737
                                                                                             -------------

EATING & DRINKING PLACES: 2.04%
   15,148          CALIFORNIA PIZZA KITCHEN INCORPORATED+<<                                        236,612
   14,482          CEC ENTERTAINMENT INCORPORATED+                                                 374,505
   34,242          CKE RESTAURANTS INCORPORATED                                                    359,199
   14,185          CRACKER BARREL OLD COUNTRY STORE INCORPORATED<<                                 487,964
    9,494          DINEEQUITY INCORPORATED<<                                                       234,977
   35,898          JACK IN THE BOX INCORPORATED+                                                   735,550
    5,063          LANDRY'S RESTAURANTS INCORPORATED+<<                                             53,162
   11,732          O'CHARLEYS INCORPORATED+                                                        109,929
   14,655          P.F. CHANG'S CHINA BISTRO INCORPORATED+<<                                       497,830
   13,732          PAPA JOHNS INTERNATIONAL INCORPORATED+                                          337,395
    9,757          RED ROBIN GOURMET BURGERS INCORPORATED+                                         199,238
   40,797          RUBY TUESDAY INCORPORATED+<<                                                    343,511
   12,582          RUTH'S CHRIS STEAK HOUSE INCORPORATED+                                           53,096
   38,294          SONIC CORPORATION+<<                                                            423,532
   15,363          STEAK N SHAKE COMPANY+                                                          180,823
   32,128          TEXAS ROADHOUSE INCORPORATED CLASS A+                                           341,199

                                                                                                 4,968,522
                                                                                             -------------

EDUCATIONAL SERVICES: 0.27%
   11,411          AMERICAN PUBLIC EDUCATION INCORPORATED+                                         396,418
   12,637          UNIVERSAL TECHNICAL INSTITUTE INCORPORATED+                                     248,949

                                                                                                   645,367
                                                                                             -------------

ELECTRIC, GAS & SANITARY SERVICES: 4.19%
   18,183          ALLETE INCORPORATED                                                             610,403
   11,604          AMERICAN STATES WATER COMPANY                                                   419,833
   57,885          ATMOS ENERGY CORPORATION                                                      1,631,199
   34,309          AVISTA CORPORATION<<                                                            693,728
    7,322          CENTRAL VERMONT PUBLIC SERVICE                                                  141,315
    9,905          CH ENERGY GROUP INCORPORATED                                                    438,891
   28,210          EL PASO ELECTRIC COMPANY+                                                       498,471
   13,906          LACLEDE GROUP INCORPORATED                                                      447,217
   26,357          NEW JERSEY RESOURCES                                                            957,023
   16,632          NORTHWEST NATURAL GAS COMPANY                                                   692,889
   45,864          PIEDMONT NATURAL GAS COMPANY                                                  1,097,984
   18,691          SOUTH JERSEY INDUSTRIES INCORPORATED                                            659,792
   28,118          SOUTHWEST GAS CORPORATION                                                       719,258
   18,775          UIL HOLDINGS CORPORATION                                                        495,472
   22,432          UNISOURCE ENERGY CORPORATION                                                    689,784

                                                                                                10,193,259
                                                                                             -------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 10.42%
   16,395          ACTEL CORPORATION+                                                              199,527
   27,029          ACUITY BRANDS INCORPORATED<<                                                    870,604
   75,268          ADAPTEC INCORPORATED+                                                           251,395
   20,818          ADVANCED ENERGY INDUSTRIES INCORPORATED+                                        296,448
   14,188          AO SMITH CORPORATION                                                            540,563
    8,261          APPLIED SIGNAL TECHNOLOGY INCORPORATED                                          192,233
   78,470          ARRIS GROUP INCORPORATED+<<                                                   1,020,895
   19,682          ATMI INCORPORATED+                                                              357,228
    7,716          AZZ INCORPORATED+                                                               309,952

Portfolio of Investments--September 30, 2009           Wells Fargo Advantage Master Portfolios 211

SMALL CAP INDEX PORTFOLIO

   SHARES          SECURITY NAME                                                                VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT
  (continued)
   26,295          BALDOR ELECTRIC COMPANY                                                   $     718,905
    7,214          BEL FUSE INCORPORATED CLASS B                                                   137,282
   40,726          BENCHMARK ELECTRONICS INCORPORATED+                                             733,068
   16,500          C&D TECHNOLOGIES INCORPORATED+<<                                                 35,475
   16,119          CERADYNE INCORPORATED+<<                                                        295,461
   24,396          CHECKPOINT SYSTEMS INCORPORATED+                                                401,070
   17,660          COMTECH TELECOMMUNICATIONS CORPORATION+<<                                       586,665
   21,249          CTS CORPORATION                                                                 197,616
    9,726          CUBIC CORPORATION                                                               383,885
   18,659          CYMER INCORPORATED+                                                             725,089
   97,176          CYPRESS SEMICONDUCTOR CORPORATION+<<                                          1,003,828
   21,324          DIODES INCORPORATED+                                                            385,751
   11,106          DIONEX CORPORATION+                                                             721,557
   14,366          DSP GROUP INCORPORATED+                                                         116,939
   10,966          DTS INCORPORATED+                                                               300,249
   17,138          ELECTRO SCIENTIFIC INDUSTRIES INCORPORATED+                                     229,478
    9,564          EMS TECHNOLOGIES INCORPORATED+                                                  199,122
   27,318          EXAR CORPORATION+                                                               200,787
   14,544          GREATBATCH INCORPORATED+                                                        326,804
   60,288          HARMONIC INCORPORATED+                                                          402,724
   18,863          HELEN OF TROY LIMITED+                                                          366,508
   13,395          HITTITE MICROWAVE CORPORATION+                                                  492,668
   14,646          HUTCHINSON TECHNOLOGY INCORPORATED+<<                                           103,987
   13,634          LITTELFUSE INCORPORATED+                                                        357,756
   19,410          MAGNETEK INCORPORATED+                                                           30,280
   14,209          MERCURY COMPUTER SYSTEMS INCORPORATED+                                          140,101
   23,538          METHODE ELECTRONICS INCORPORATED                                                204,074
   26,975          MICREL INCORPORATED                                                             219,846
   51,041          MICROSEMI CORPORATION+                                                          805,937
   28,305          MOOG INCORPORATED CLASS A+                                                      834,998
    3,010          NATIONAL PRESTO INDUSTRIES INCORPORATED                                         260,395
   12,885          PARK ELECTROCHEMICAL CORPORATION                                                317,615
   15,875          PERICOM SEMICONDUCTOR+                                                          155,734
   24,766          PLEXUS CORPORATION+                                                             652,336
   22,472          REGAL-BELOIT CORPORATION                                                      1,027,195
    9,838          ROGERS CORPORATION+                                                             294,845
  107,374          SKYWORKS SOLUTIONS INCORPORATED+                                              1,421,632
   13,818          STANDARD MICROSYSTEMS CORPORATION+                                              320,716
    8,091          SUPERTEX INCORPORATED+<<                                                        242,730
   27,422          SYMMETRICOM INCORPORATED+                                                       142,046
   21,289          SYNAPTICS INCORPORATED+<<                                                       536,483
   25,808          TECHNITROL INCORPORATED                                                         237,692
   42,116          TEKELEC<<                                                                       691,966
    7,955          TOLLGRADE COMMUNICATIONS INCORPORATED+                                           51,548
   94,473          TRIQUINT SEMICONDUCTOR INCORPORATED+                                            729,332
   27,055          TTM TECHNOLOGIES INCORPORATED+                                                  310,321
    8,579          UNIVERSAL ELECTRONICS INCORPORATED+                                             175,183
   45,997          VARIAN SEMICONDUCTOR EQUIPMENT ASSOCIATES INCORPORATED+                       1,510,541
   17,450          VIASAT INCORPORATED+                                                            463,821
   12,284          VICOR CORPORATION+                                                               94,832

                                                                                                25,333,718
                                                                                             -------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 1.40%
    7,966          CDI CORPORATION                                                                 111,922
   26,459          ERESEARCH TECHNOLOGY INCORPORATED+                                              185,213
    8,546          EXPONENT INCORPORATED+                                                          240,741

212 Wells Fargo Advantage Master Portfolios                 Portfolio of Investments--September 30, 2009

SMALL CAP INDEX PORTFOLIO

   SHARES          SECURITY NAME                                                                 VALUE
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES (continued)
    5,867          LANDAUER INCORPORATED                                                     $     322,568
   10,989          MAXMUS INCORPORATED                                                             512,087
   39,735          REGENERON PHARMACEUTICAL INCORPORATED+                                          766,886
   10,087          STANLEY INCORPORATED+                                                           259,438
   37,995          TETRA TECH INCORPORATED+                                                      1,008,007

                                                                                                 3,406,862
                                                                                             -------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 0.98%
   27,631          GRIFFON CORPORATION+                                                            278,244
    8,966          GULF ISLAND FABRICATION INCORPORATED                                            168,023
   22,252          MOBILE MINI INCORPORATED+                                                       386,295
   12,538          NCI BUILDING SYSTEMS INCORPORATED+<<                                             40,122
   23,618          QUANEX BUILDING PRODUCTS CORPORATION                                            339,154
   24,001          SIMPSON MANUFACTURING COMPANY INCORPORATED                                      606,265
   18,376          WATTS WATER TECHNOLOGIES INCORPORATED<<                                         555,874

                                                                                                 2,373,977
                                                                                             -------------

FOOD & KINDRED PRODUCTS: 1.67%
    6,303          BOSTON BEER COMPANY INCORPORATED+<<                                             233,715
    7,909          CAL-MAINE FOODS INCORPORATED<<                                                  211,724
   51,583          DARLING INTERNATIONAL INCORPORATED+                                             379,135
   10,340          DIAMOND FOODS INCORPORATED                                                      327,985
    8,910          J & J SNACK FOODS CORPORATION                                                   384,823
   20,062          LANCE INCORPORATED                                                              518,001
    8,138          PEET'S COFFEE & TEA INCORPORATED+<<                                             229,736
   10,967          SANDERSON FARMS INCORPORATED                                                    412,798
   19,963          TREEHOUSE FOODS INCORPORATED+                                                   712,080
   26,974          UNITED NATURAL FOODS INCORPORATED+                                              645,218

                                                                                                 4,055,215
                                                                                             -------------

FOOD STORES: 0.07%
   18,107          GREAT ATLANTIC & PACIFIC TEA COMPANY INCORPORATED+<<                            161,333
                                                                                             -------------

FOOTWEAR: 0.43%
   53,824          CROCS INCORPORATED+<<                                                           357,930
    8,239          DECKERS OUTDOOR CORPORATION+<<                                                  699,079

                                                                                                 1,057,009
                                                                                             -------------

FURNITURE & FIXTURES: 0.23%
   16,326          ETHAN ALLEN INTERIORS INCORPORATED                                              269,379
   32,294          LA-Z-BOY INCORPORATED<<                                                         279,343

                                                                                                   548,722
                                                                                             -------------

GENERAL MERCHANDISE STORES: 0.77%
   25,242          CABELA'S INCORPORATED+<<                                                        336,728
   31,917          CASEY'S GENERAL STORES INCORPORATED                                           1,001,555
   25,122          FRED'S INCORPORATED                                                             319,803
   16,382          STEIN MART INCORPORATED+<<                                                      208,215

                                                                                                 1,866,301
                                                                                             -------------

HEALTH SERVICES: 2.91%
   17,427          AMEDISYS INCORPORATED+<<                                                        760,340
   19,235          AMSURG CORPORATION+                                                             408,359
    7,460          BIO-REFERENCE LABORATORIES INCORPORATED+                                        256,624
    4,770          CORVEL CORPORATION+                                                             135,468
   19,326          CROSS COUNTRY HEALTHCARE INCORPORATED+                                          179,925

Portfolio of Investments--September 30, 2009            Wells Fargo Advantage Master Portfolios 213

SMALL CAP INDEX PORTFOLIO

   SHARES          SECURITY NAME                                                                 VALUE
HEALTH SERVICES (continued)
   17,810          CRYOLIFE INCORPORATED+                                                    $     141,946
   20,897          ENZO BIOCHEM INCORPORATED+                                                      147,951
   10,690          GENOPTIX INCORPORATED+<<                                                        371,798
   18,262          GENTIVA HEALTH SERVICES INCORPORATED+                                           456,733
   21,150          HEALTHWAYS INCORPORATED+                                                        324,018
   21,067          INVENTIV HEALTH INCORPORATED+                                                   352,451
    8,492          IPC THE HOSPITALIST COMPANY+                                                    267,073
   11,670          LCA-VISION INCORPORATED+<<                                                       81,807
    9,490          LHC GROUP INCORPORATED+<<                                                       284,036
   22,125          MAGELLAN HEALTH SERVICES INCORPORATED+                                          687,203
   11,089          MEDCATH CORPORATION+                                                             97,251
   29,094          MEDNAX INCORPORATED+                                                          1,597,842
   12,867          NAUTILUS GROUP INCORPORATED+                                                     21,874
   20,661          ODYSSEY HEALTHCARE INCORPORATED+                                                258,263
   11,574          REHABCARE GROUP INCORPORATED+                                                   251,040

                                                                                                 7,082,002
                                                                                             -------------

HOLDING & OTHER INVESTMENT OFFICES: 5.14%
   24,891          ACADIA REALTY TRUST                                                             375,109
   61,551          BIOMED REALTY TRUST INCORPORATED                                                849,404
   31,325          COLONIAL PROPERTIES TRUST<<                                                     304,792
   67,734          DIAMONDROCK HOSPITALITY+                                                        548,645
   16,286          EASTGROUP PROPERTIES INCORPORATED                                               622,451
   21,925          ENTERTAINMENT PROPERTIES TRUST                                                  748,520
   41,356          FRANKLIN STREET PROPERTIES CORPORATION<<                                        541,764
   37,235          HEALTHCARE REALTY TRUST INCORPORATED                                            786,776
   20,726          HOME PROPERTIES INCORPORATED<<                                                  893,083
   44,420          INLAND REAL ESTATE CORPORATION                                                  389,119
   27,068          KILROY REALTY CORPORATION                                                       750,866
   39,501          KITE REALTY GROUP TRUST                                                         164,719
   39,869          LASALLE HOTEL PROPERTIES                                                        783,825
   14,539          LTC PROPERTIES INCORPORATED                                                     349,518
   50,290          MEDICAL PROPERTIES TRUST INCORPORATED                                           392,765
   17,705          MID-AMERICA APARTMENT COMMUNITIES INCORPORATED                                  799,027
   50,634          NATIONAL RETAIL PROPERTIES INCORPORATED<<                                     1,087,112
   13,563          PARKWAY PROPERTIES INCORPORATED                                                 267,191
   30,038          POST PROPERTIES INCORPORATED                                                    540,684
   11,295          PS BUSINESS PARKS INCORPORATED                                                  579,659
   16,882          SOVRAN SELF STORAGE INCORPORATED<<                                              513,719
   13,441          URSTADT BIDDLE PROPERTIES INCORPORATED                                          196,104

                                                                                                12,484,852
                                                                                             -------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES: 0.09%
   11,694          HAVERTY FURNITURE COMPANIES INCORPORATED+                                       138,106
   19,617          TUESDAY MORNING CORPORATION+                                                     81,607

                                                                                                   219,713
                                                                                             -------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.10%
   13,109          MARCUS CORPORATION                                                              167,664
    7,079          MONARCH CASINO & RESORT INCORPORATED+<<                                          76,170

                                                                                                   243,834
                                                                                             -------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 5.31%
    7,859          AAON INCORPORATED                                                               157,809
   42,472          ACTUANT CORPORATION CLASS A                                                     682,100
   12,436          ASTEC INDUSTRIES INCORPORATED+<<                                                316,745

214 Wells Fargo Advantage Master Portfolios                 Portfolio of Investments--September 30, 2009

SMALL CAP INDEX PORTFOLIO

   SHARES          SECURITY NAME                                                                VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)
   11,008          BLACK BOX CORPORATION                                                     $     276,191
   31,367          BRIGGS & STRATTON CORPORATION<<                                                 608,833
   40,395          BROOKS AUTOMATION INCORPORATED+                                                 312,253
    5,734          CASCADE CORPORATION                                                             153,327
   18,608          DRIL-QUIP INCORPORATED+                                                         923,701
   12,659          ENPRO INDUSTRIES INCORPORATED+<<                                                289,385
   32,619          GARDNER DENVER INCORPORATED+                                                  1,137,751
   31,167          INTERMEC INCORPORATED+                                                          439,455
   13,761          INTEVAC INCORPORATED+                                                           184,948
   17,301          JOHN BEAN TECHNOLOGIES CORPORATION                                              314,359
   20,843          KAYDON CORPORATION                                                              675,730
   43,478          KULICKE & SOFFA INDUSTRIES INCORPORATED+                                        262,172
    7,722          LINDSAY MANUFACTURING COMPANY<<                                                 304,092
    9,323          LUFKIN INDUSTRIES INCORPORATED                                                  495,797
   12,492          NATCO GROUP INCORPORATED+                                                       553,146
   21,615          NETGEAR INCORPORATED+                                                           396,635
   31,148          OIL STATES INTERNATIONAL INCORPORATED+<<                                      1,094,229
   20,600          ROBBINS & MYERS INCORPORATED                                                    483,688
   16,667          SCANSOURCE INCORPORATED+                                                        472,009
   16,690          SIGMA DESIGNS INCORPORATED+<<                                                   242,506
   21,469          TORO COMPANY                                                                    853,822
   14,809          ULTRATECH INCORPORATED+                                                         195,923
   19,952          WATSCO INCORPORATED<<                                                         1,075,612

                                                                                                12,902,218
                                                                                             -------------

INSURANCE AGENTS, BROKERS & SERVICE: 0.19%
   15,538          EHEALTH INCORPORATED+                                                           225,612
   26,484          NATIONAL FINANCIAL PARTNERS CORPORATION+                                        230,940

                                                                                                   456,552
                                                                                             -------------

INSURANCE CARRIERS: 3.77%
    6,074          AMERICAN PHYSICIANS CAPITAL INCORPORATED                                        174,992
   32,929          AMERIGROUP CORPORATION+                                                         730,036
   11,835          AMERISAFE INCORPORATED+                                                         204,154
   23,997          CATALYST HEALTH SOLUTIONS INCORPORATED+<<                                       699,513
   26,968          CENTENE CORPORATION+                                                            510,774
   29,430          DELPHI FINANCIAL GROUP INCORPORATED CLASS A                                     666,001
   28,429          EMPLOYERS HOLDINGS INCORPORATED                                                 440,081
   30,702          HEALTHSPRING INCORPORATED+                                                      376,100
    8,532          INFINITY PROPERTY & CASUALTY CORPORATION                                        362,439
    8,329          MOLINA HEALTHCARE INCORPORATED+<<                                               172,327
   12,987          PRESIDENTIAL LIFE CORPORATION                                                   134,545
   20,514          PROASSURANCE CORPORATION+                                                     1,070,626
   11,121          RLI CORPORATION                                                                 586,966
    9,623          SAFETY INSURANCE GROUP INCORPORATED                                             316,789
   33,255          SELECTIVE INSURANCE GROUP INCORPORATED                                          523,101
   11,440          STEWART INFORMATION SERVICES CORPORATION                                        141,513
    8,399          THE NAVIGATORS GROUP INCORPORATED+                                              461,945
   25,406          TOWER GROUP INCORPORATED                                                        619,652
   14,012          UNITED FIRE & CASUALTY COMPANY                                                  250,815
   23,430          ZENITH NATIONAL INSURANCE CORPORATION                                           723,987

                                                                                                 9,166,356
                                                                                             -------------

LEATHER & LEATHER PRODUCTS: 0.29%
   26,889          BROWN SHOE COMPANY INCORPORATED                                                 215,650
   14,223          GENESCO INCORPORATED+                                                           342,348

Portfolio of Investments--September 30, 2009            Wells Fargo Advantage Master Portfolios 215

SMALL CAP INDEX PORTFOLIO

   SHARES          SECURITY NAME                                                                VALUE
LEATHER & LEATHER PRODUCTS (continued)
   16,847          K-SWISS INCORPORATED+                                                     $     148,085
                                                                                                   706,083
                                                                                             -------------

LEGAL SERVICES: 0.10%
    4,608          PRE-PAID LEGAL SERVICES INCORPORATED+<<                                         234,086
                                                                                             -------------

LEISURE: 0.13%
   24,747          INTERVAL LEISURE GROUP INCORPORATED+                                            308,843
                                                                                             -------------

LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE: 0.36%
    6,711          DELTIC TIMBER CORPORATION                                                       307,162
    4,263          SKYLINE CORPORATION                                                              96,173
   12,113          UNIVERSAL FOREST PRODUCTS<<                                                     477,979

                                                                                                   881,314
                                                                                             -------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
OPTICAL GOODS: 5.97%
   13,800          ABAXIS INCORPORATED+<<                                                          369,150
   41,817          ALIGN TECHNOLOGY INCORPORATED+<<                                                594,638
   46,602          AMERICAN MEDICAL SYSTEMS HOLDINGS INCORPORATED+                                 788,506
    5,556          AMERICAN SCIENCE & ENGINEERING INCORPORATED<<                                   378,030
    8,032          ANALOGIC CORPORATION                                                            297,345
    9,340          BADGER METER INCORPORATED<<                                                     361,365
   14,688          COHU INCORPORATED                                                               199,169
   18,245          CONMED CORPORATION+                                                             349,757
   28,343          COOPER COMPANIES INCORPORATED<<                                                 842,637
   14,968          CYBERONICS INCORPORATED+                                                        238,590
   16,496          ESCO TECHNOLOGIES INCORPORATED+                                                 649,942
   18,666          ESTERLINE TECHNOLOGIES CORPORATION+                                             731,894
   10,089          FARO TECHNOLOGIES INCORPORATED+                                                 173,329
   23,569          FEI COMPANY+                                                                    580,976
   16,114          HAEMONETICS CORPORATION+                                                        904,318
   19,752          HANGER ORTHOPEDIC GROUP INCORPORATED+                                           273,960
    7,974          ICU MEDICAL INCORPORATED+                                                       293,922
   15,558          II-VI INCORPORATED+                                                             395,796
   12,844          INTEGRA LIFESCIENCES HOLDINGS+                                                  438,623
   74,243          ION GEOPHYSICAL CORPORATION+                                                    261,335
    8,482          KEITHLEY INSTRUMENTS INCORPORATED                                                46,990
    7,122          KENSEY NASH CORPORATION+<<                                                      206,182
   41,538          KOPIN CORPORATION+                                                              199,382
   25,420          MERIDIAN DIAGNOSTICS INCORPORATED<<                                             635,754
   17,542          MERIT MEDICAL SYSTEMS INCORPORATED+                                             304,003
   31,025          MKS INSTRUMENTS INCORPORATED+                                                   598,472
   10,465          MTS SYSTEMS CORPORATION                                                         305,683
   17,786          NATUS MEDICAL INCORPORATED+                                                     274,438
    9,286          NEOGEN CORPORATION+<<                                                           299,845
   22,717          NEWPORT CORPORATION+                                                            199,001
   11,310          OSTEOTECH INCORPORATED+                                                          50,330
   11,295          PALOMAR MEDICAL TECHNOLOGIES INCORPORATED+                                      183,092
   19,403          RUDOLPH TECHNOLOGIES INCORPORATED+                                              143,582
   16,704          SONIC SOLUTIONS+                                                                 99,055
   22,465          SYMMETRY MEDICAL INCORPORATED+                                                  232,962
   22,591          TELEDYNE TECHNOLOGIES INCORPORATED+                                             813,050
   21,007          THERAGENICS CORPORATION+                                                         33,611
   20,415          VEECO INSTRUMENTS INCORPORATED+<<                                               476,078
   13,235          ZOLL MEDICAL CORPORATION+                                                       284,817

                                                                                                14,509,609
                                                                                             -------------

216 Wells Fargo Advantage Master Portfolios                 Portfolio of Investments--September 30, 2009

SMALL CAP INDEX PORTFOLIO

        SHARES      SECURITY NAME                                                               VALUE
MEDICAL EQUIPMENT & SUPPLIES: 0.52%
        20,155      INVACARE CORPORATION                                                     $     449,053
        37,324      PSS WORLD MEDICAL INCORPORATED+<<                                              814,783

                                                                                                 1,263,836
                                                                                             -------------

METAL FABRICATE, HARDWARE: 0.12%
        10,648      CIRCOR INTERNATIONAL INCORPORATED                                              300,912
                                                                                             -------------

MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS: 0.15%
        15,554      AMCOL INTERNATIONAL CORPORATION<<                                              356,031
                                                                                             -------------

MISCELLANEOUS MANUFACTURING INDUSTRIES: 1.02%
        43,757      CENTRAL GARDEN & PET COMPANY CLASS A+                                          478,264
        21,487      DAKTRONICS INCORPORATED<<                                                      184,144
        38,786      HILLENBRAND INCORPORATED                                                       790,071
        17,520      JAKKS PACIFIC INCORPORATED+                                                    250,886
        10,653      KID BRANDS INCORPORATED+                                                        66,049
        10,561      LYDALL INCORPORATED+                                                            55,551
        13,065      RC2 CORPORATION+                                                               186,176
        33,637      SHUFFLE MASTER INCORPORATED+                                                   316,861
         7,720      STANDEX INTERNATIONAL CORPORATION                                              153,088

                                                                                                 2,481,090
                                                                                             -------------

MISCELLANEOUS RETAIL: 1.54%
        13,503      BIG 5 SPORTING GOODS CORPORATION                                               203,895
         9,113      BLUE NILE INCORPORATED+<<                                                      566,100
        18,483      CASH AMERICA INTERNATIONAL INCORPORATED                                        557,447
        17,969      HIBBETT SPORTS INCORPORATED+<<                                                 327,575
        24,746      HSN INCORPORATED+                                                              402,865
        16,658      JO ANN STORES INCORPORATED+<<                                                  446,934
        11,202      NORTH AMERICAN WATCH CORPORATION                                               162,765
        19,405      NUTRI SYSTEM INCORPORATED<<                                                    296,120
        47,859      OFFICEMAX INCORPORATED+                                                        602,066
         7,492      STAMPS.COM INCORPORATED+                                                        69,301
        14,847      ZALE CORPORATION+<<                                                            106,156

                                                                                                 3,741,224
                                                                                             -------------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 0.78%
        15,863      ARKANSAS BEST CORPORATION                                                      474,938
        18,173      FORWARD AIR CORPORATION                                                        420,705
        32,997      HEARTLAND EXPRESS INCORPORATED                                                 475,157
        17,542      OLD DOMINION FREIGHT LINE INCORPORATED+                                        533,803

                                                                                                 1,904,603
                                                                                             -------------

NON-DEPOSITORY CREDIT INSTITUTIONS: 0.39%
        16,233      FINANCIAL FEDERAL CORPORATION                                                  400,630
        16,650      FIRST CASH FINANCIAL SERVICES INCORPORATED+                                    285,215
        10,182      WORLD ACCEPTANCE CORPORATION+<<                                                256,688

                                                                                                   942,533
                                                                                             -------------
OIL & GAS EXTRACTION: 2.51%
        35,438      ATWOOD OCEANICS INCORPORATED+                                                1,249,898
        14,298      BASIC ENERGY SERVICES INCORPORATED+                                            121,390
        12,056      PETROLEUM DEVELOPMENT CORPORATION+                                             224,965
        32,845      PETROQUEST ENERGY INCORPORATED+                                                213,164
        31,563      PIONEER DRILLING COMPANY+                                                      231,672
        12,674      SEACOR HOLDINGS INCORPORATED+<<                                              1,034,579
         7,259      SEAHAWK DRILLING INCORPORATED+                                                 225,682

Portfolio of Investments--September 30, 2009            Wells Fargo Advantage Master Portfolios 217

SMALL CAP INDEX PORTFOLIO

        SHARES    SECURITY NAME                                                                 VALUE
OIL & GAS EXTRACTION (continued)
        39,206    ST. MARY LAND & EXPLORATION COMPANY                                        $   1,272,627
        26,215    STONE ENERGY CORPORATION+                                                        427,567
         8,957    SUPERIOR WELL SERVICES+                                                           86,704
        23,462    SWIFT ENERGY COMPANY+                                                            555,580
        47,261    TETRA TECHNOLOGIES INCORPORATED+                                                 457,959

                                                                                                 6,101,787
                                                                                             -------------

PAPER & ALLIED PRODUCTS: 1.10%
        24,296    BUCKEYE TECHNOLOGIES INCORPORATED+                                               260,696
         7,127    CLEARWATER PAPER CORPORATION+                                                    294,559
         9,193    NEENAH PAPER INCORPORATED                                                        108,202
        24,207    ROCK-TENN COMPANY CLASS A                                                      1,140,392
         9,610    SCHWEITZER MANDUIT INTERNATIONAL INCORPORATED                                    522,400
         7,961    STANDARD REGISTER COMPANY                                                         46,811
        30,687    WAUSAU PAPER CORPORATION                                                         306,870

                                                                                                 2,679,930
                                                                                             -------------

PERSONAL SERVICES: 0.53%
        19,132    COINSTAR INCORPORATED+<<                                                         630,973
        11,610    G&K SERVICES INCORPORATED CLASS A                                                257,278
         8,980    UNIFIRST CORPORATION                                                             399,161

                                                                                                 1,287,412
                                                                                             -------------

PETROLEUM REFINING & RELATED INDUSTRIES: 0.81%
        31,771    HEADWATERS INCORPORATED+<<                                                       122,954
        25,846    HOLLY CORPORATION                                                                662,175
        10,353    WD-40 COMPANY                                                                    294,025
        18,589    WORLD FUEL SERVICES CORPORATION                                                  893,573

                                                                                                 1,972,727
                                                                                             -------------

PHARMACEUTICALS: 1.11%
         9,327    KENDLE INTERNATIONAL INCORPORATED+                                               155,947
        21,811    PAR PHARMACEUTICAL COMPANIES INCORPORATED+<<                                     469,155
        19,158    PHARMERICA CORPORATION+<<                                                        355,764
        30,628    SALIX PHARMACEUTICALS LIMITED+<<                                                 651,151
        38,657    SAVIENT PHARMACEUTICALS INCORPORATED+<<                                          587,586
        48,579    VIROPHARMA INCORPORATED+                                                         467,330

                                                                                                 2,686,933
                                                                                             -------------

PRIMARY METAL INDUSTRIES: 2.00%
        29,237    BELDEN CDT INCORPORATED                                                          675,375
        12,670    BRUSH ENGINEERED MATERIALS INCORPORATED+                                         309,908
        28,844    CENTURY ALUMINUM COMPANY+<<                                                      269,691
        28,579    CURTISS-WRIGHT CORPORATION                                                       975,401
        11,830    ENCORE WIRE CORPORATION                                                          264,282
        18,907    GIBRALTAR INDUSTRIES INCORPORATED                                                250,896
        23,398    MUELLER INDUSTRIES INCORPORATED                                                  558,510
         5,666    OLYMPIC STEEL INCORPORATED                                                       162,558
        18,267    RTI INTERNATIONAL METALS INCORPORATED+                                           455,031
        17,389    TEXAS INDUSTRIES INCORPORATED<<                                                  730,164
        13,644    TREDEGAR CORPORATION                                                             197,838

                                                                                                 4,849,654
                                                                                             -------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES: 0.20%
        24,014    BOWNE & COMPANY INCORPORATED                                                     184,908
         7,002    CONSOLIDATED GRAPHICS INCORPORATED+                                              174,700

218 Wells Fargo Advantage Master Portfolios                 Portfolio of Investments--September 30, 2009

SMALL CAP INDEX PORTFOLIO

        SHARES     SECURITY NAME                                                                VALUE
PRINTING, PUBLISHING & ALLIED INDUSTRIES (continued)

        18,071     EW SCRIPPS COMPANY+                                                       $     135,533

                                                                                                   495,141
                                                                                             -------------

REAL ESTATE: 0.33%
        22,494     FORESTAR REAL ESTATE GROUP INCORPORATED+                                        386,447
        19,869     MERITAGE CORPORATION+                                                           403,341

                                                                                                   789,788
                                                                                             -------------

REAL ESTATE INVESTMENT TRUST (REIT): 1.53%
        28,270     CEDAR SHOPPING CENTERS INCORPORATED                                             182,342
        54,225     EXTRA SPACE STORAGE INCORPORATED                                                572,074
        59,727     LEXINGTON CORPORATE PROPERTIES TRUST                                            304,607
        24,161     PENNSYLVANIA REAL ESTATE INVESTMENT TRUST<<                                     183,865
        79,648     SENIOR HOUSING PROPERTIES TRUST                                               1,522,073
        25,258     TANGER FACTORY OUTLET CENTERS INCORPORATED<<                                    943,134

                                                                                                 3,708,095
                                                                                             -------------

RESTAURANTS: 0.19%
        11,307     BUFFALO WILD WINGS INCORPORATED+<<                                              470,484
                                                                                             -------------

RETAIL, TRADE & SERVICES: 0.49%
        13,349     MARINEMAX INCORPORATED+<<                                                       104,256
        32,728     MEN'S WEARHOUSE INCORPORATED<<                                                  808,382
        14,321     PETMED EXPRESS INCORPORATED<<                                                   269,951

                                                                                                 1,182,589
                                                                                             -------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.48%
        16,353     A. SCHULMAN INCORPORATED                                                        325,915
        20,633     WEST PHARMACEUTICAL SERVICES INCORPORATED                                       837,906

                                                                                                 1,163,821
                                                                                             -------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.74%
        12,833     GREENHILL & COMPANY INCORPORATED<<                                            1,149,580
        27,337     INVESTMENT TECHNOLOGY GROUP INCORPORATED+                                       763,249
        33,640     LABRANCHE & COMPANY INCORPORATED+                                               114,376
        26,801     OPTIONSXPRESS HOLDINGS INCORPORATED                                             463,121
        10,212     PIPER JAFFRAY COMPANIES INCORPORATED+<<                                         487,317
        18,802     STIFEL FINANCIAL CORPORATION+<<                                               1,032,230
        15,222     SWS GROUP INCORPORATED                                                          219,197

                                                                                                 4,229,070
                                                                                             -------------

SOCIAL SERVICES: 0.15%
         4,566     ALMOST FAMILY INCORPORATED+<<                                                   135,839
        16,090     RES-CARE INCORPORATED+                                                          228,639

                                                                                                   364,478
                                                                                             -------------

SOFTWARE: 0.12%
        20,414     EPIQ SYSTEMS INCORPORATED+<<                                                    296,003
                                                                                             -------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 0.89%
        17,104     APOGEE ENTERPRISES INCORPORATED                                                 256,902
        14,697     CABOT MICROELECTRONICS CORPORATION+                                             512,337
        11,999     CARBO CERAMICS INCORPORATED<<                                                   618,548
        27,352     EAGLE MATERIALS INCORPORATED                                                    781,720

                                                                                                 2,169,507
                                                                                             -------------

Portfolio of Investments--September 30, 2009            Wells Fargo Advantage Master Portfolios 219

SMALL CAP INDEX PORTFOLIO

        SHARES         SECURITY NAME                                                            VALUE
TECHNOLOGY: 0.10%
        17,823         AVID TECHNOLOGY INCORPORATED+<<                                       $     251,126
                                                                                             -------------

TEXTILE MILL PRODUCTS: 0.64%
        17,189         ALBANY INTERNATIONAL CORPORATION CLASS A                                    333,467
        35,281         INTERFACE INCORPORATED                                                      292,832
         8,704         OXFORD INDUSTRIES INCORPORATED                                              171,469
        30,921         WOLVERINE WORLD WIDE INCORPORATED                                           768,078

                                                                                                 1,565,846
                                                                                             -------------

TEXTILES - PRODUCTS: 0.23%
        44,728         ICONIX BRAND GROUP INCORPORATED+                                            557,758
                                                                                             -------------

TOBACCO PRODUCTS: 0.10%
        55,933         ALLIANCE ONE INTERNATIONAL INCORPORATED+<<                                  250,580
                                                                                             -------------

TRANSPORTATION  BY AIR: 0.55%
         6,796         AIR METHODS CORPORATION+                                                    221,346
        18,418         BRISTOW GROUP INCORPORATED+                                                 546,830
        34,882         SKYWEST INCORPORATED                                                        578,344

                                                                                                 1,346,520
                                                                                             -------------

TRANSPORTATION EQUIPMENT: 2.39%
         9,293         AEROVIRONMENT INCORPORATED+                                                 261,040
         7,660         ARCTIC CAT INCORPORATED                                                      54,080
        12,454         ATC TECHNOLOGY CORPORATION+                                                 246,091
        55,369         BRUNSWICK CORPORATION                                                       663,321
        31,951         CLARCOR INCORPORATED                                                      1,001,983
        31,927         GENCORP INCORPORATED+<<                                                     171,129
        15,158         GROUP 1 AUTOMOTIVE INCORPORATED<<                                           406,992
        14,402         HORNBECK OFFSHORE+                                                          396,919
        35,432         ORBITAL SCIENCES CORPORATION+                                               530,417
        20,475         POLARIS INDUSTRIES INCORPORATED<<                                           834,971
        20,631         SPARTAN MOTORS INCORPORATED                                                 106,043
         9,940         STANDARD MOTOR PRODUCTS INCORPORATED                                        151,088
        14,554         SUPERIOR INDUSTRIES INTERNATIONAL INCORPORATED                              206,667
        10,455         TRIUMPH GROUP INCORPORATED                                                  501,735
        18,245         WINNEBAGO INDUSTRIES INCORPORATED+<<                                        268,384

                                                                                                 5,800,860
                                                                                             -------------

TRANSPORTATION SERVICES: 0.22%
        23,726         HUB GROUP INCORPORATED CLASS A+<<                                           542,139
                                                                                             -------------

WHOLESALE TRADE NON-DURABLE GOODS: 2.16%
        21,811         GREEN MOUNTAIN COFFEE ROASTERS INCORPORATED+<<                            1,610,524
        25,532         HAIN CELESTIAL GROUP INCORPORATED+<<                                        489,448
        17,703         MYERS INDUSTRIES INCORPORATED                                               190,661
         8,055         NASH FINCH COMPANY                                                          220,224
         6,389         PERRY ELLIS INTERNATIONAL INCORPORATED+                                     102,480
        10,043         SCHOOL SPECIALTY INCORPORATED+                                              238,220
        14,070         SPARTAN STORES INCORPORATED                                                 198,809
        11,480         THE ANDERSONS INCORPORATED                                                  404,096
        22,600         TRACTOR SUPPLY COMPANY+<<                                                 1,094,292
        14,884         UNITED STATIONERS INCORPORATED+                                             708,627

                                                                                                 5,257,381
                                                                                             -------------

WHOLESALE TRADE-DURABLE GOODS: 1.69%
        10,491         A.M. CASTLE & COMPANY+                                                      104,281
        23,361         APPLIED INDUSTRIAL TECHNOLOGIES INCORPORATED                                494,319

220    Wells Fargo Advantage Master Portfolios     Portfolio of Investments--September 30, 2009

SMALL CAP INDEX PORTFOLIO

      SHARES     SECURITY NAME                                                                                            VALUE
WHOLESALE TRADE-DURABLE GOODS (continued)
      26,327     BARNES GROUP INCORPORATED                                                                            $    449,928
      15,471     DIGI INTERNATIONAL INCORPORATED+                                                                          131,813
      28,771     INSIGHT ENTERPRISES INCORPORATED+                                                                         351,294
      16,101     KAMAN CORPORATION CLASS A                                                                                 353,900
      36,508     KNIGHT TRANSPORTATION INCORPORATED<<                                                                      612,604
       2,512     LAWSON PRODUCTS INCORPORATED                                                                               43,734
       7,603     MWI VETERINARY SUPPLY INCORPORATED+                                                                       303,740
      29,212     PEP BOYS-MANNY, MOE & JACK                                                                                285,401
      30,566     POOL CORPORATION<<                                                                                        679,172
      17,525     TYLER TECHNOLOGIES INCORPORATED+                                                                          299,502

                                                                                                                         4,109,688
                                                                                                                      ------------

TOTAL COMMON STOCKS (COST $278,202,017)                                                                                242,803,502
                                                                                                                      ------------

COLLATERAL FOR SECURITIES LENDING: 22.36%

                                                                                    YIELD
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 4.93%
   2,995,525     AIM STIT-LIQUID ASSETS PORTFOLIO                                  0.27%(s)                              2,995,525
   2,995,525     BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO                      0.21(s)                               2,995,525
   2,995,525     DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL                        0.23(s)                               2,995,525
   2,995,525     DWS MONEY MARKET SERIES INSTITUTIONAL                             0.28(s)                               2,995,525

                                                                                                                        11,982,100
                                                                                                                      ------------

   PRINCIPAL                                                                    INTEREST RATE       MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS: 17.43%
$  1,459,358     ABN AMRO NORTH AMERICA FINANCE INCORPORATED                       0.23%              10/23/2009         1,459,153
   1,459,358     ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                   0.48               10/07/2009         1,459,242
     960,104     ANTALIS US FUNDING CORPORATION++(p)                               0.22               10/09/2009           960,057
   1,152,125     BANK OF IRELAND                                                   0.53               10/01/2009         1,152,125
      76,808     BELMONT FUNDING LLC++(p)                                          0.45               10/02/2009            76,807
      76,808     BELMONT FUNDING LLC++(p)                                          0.45               10/07/2009            76,803
     960,104     BNP PARIBAS (PARIS)                                               0.17               10/01/2009           960,104
     153,617     CALCASIEU PARISH LA+/-ss                                          0.47               12/01/2027           153,617
     211,223     CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY+/-ss       0.30               06/01/2028           211,223
   1,152,125     CANCARA ASSET SECURITIZATION LIMITED++(p)                         0.27               10/09/2009         1,152,056
     519,615     CHEYNE FINANCE LLC++ +/-####(a)(i)                                0.00               02/25/2008             8,574
     400,050     CHEYNE FINANCE LLC++ +/-####(a)(i)                                0.00               05/19/2008             6,601
     307,233     CITIBANK CREDIT CARD ISSUANCE TRUST++                             0.21               10/08/2009           307,221
     101,675     COLORADO HOUSING & FINANCE AUTHORITY+/-ss                         0.40               10/01/2038           101,675
   1,152,125     CONCORD MINUTEMAN CAPITAL COMPANY++(p)                            0.40               10/13/2009         1,151,971
     307,233     COOK COUNTY IL+/-ss                                               0.70               11/01/2030           307,233
     384,042     CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                 COLLATERALIZED BY MORTGAGE BACKED SECURITIES
                 (MATURITY VALUE $384,043)                                         0.08               10/01/2009           384,042
   1,152,125     CROWN POINT CAPITAL COMPANY LLC++(p)                              0.45               10/09/2009         1,152,010
     960,104     DANSKE BANK A/S COPENHAGEN                                        0.17               10/01/2009           960,104
     691,275     DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                      0.50               12/15/2037           691,275
     537,658     DEXIA DELAWARE LLC                                                0.27               10/07/2009           537,634
     192,021     ELYSIAN FUNDING LLC++(p)                                          0.45               10/01/2009           192,021
      57,606     ELYSIAN FUNDING LLC++(P)                                          0.45               10/07/2009            57,602
   1,344,146     ERASMUS CAPITAL CORPORATION++(p)                                  0.24               10/13/2009         1,344,038
   1,344,146     FORTIS FUNDING LLC++                                              0.25               10/22/2009         1,343,950
   1,026,505     GOTHAM FUNDING CORPORATION++(p)                                   0.23               10/13/2009         1,026,426
     384,042     GREENWICH CAPITAL MARKETS INCORPORATED REPURCHASE AGREEMENT -
                 102% COLLATERALIZED BY MORTGAGE BACKED
                 (MATURITY VALUE $384,043)                                         0.07               10/01/2009           384,042
   1,826,552     GRYPHON FUNDING LIMITED(a)(i)                                     0.00               08/05/2010           619,201
      63,367     HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss             0.36               11/01/2042            63,367
     576,063     HOUSTON TX UTILITY SYSTEM+/-ss                                    0.50               05/15/2034           576,063


Portfolio of Investments--September 30, 2009       Wells Fargo Advantage Master Portfolios    221

SMALL CAP INDEX PORTFOLIO

      PRINCIPAL  SECURITY NAME                                                  INTEREST RATE      MATURITY DATE     VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$       192,021  ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUE+/-ss            0.35%            07/01/2029    $   192,021
         76,808  INDIANA MUNICIPAL POWER AGENCY POWER SUPPLY SYSTEM+/-ss           0.36             01/01/2018         76,808
      1,497,763  INTESA SANPAOLO SPA                                               0.22             10/14/2009      1,497,763
        153,617  IRISH LIFE & PERMANENT PLC++                                      0.53             10/07/2009        153,603
        992,364  JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                 MORTGAGE BACKED SECURITIES (MATURITY VALUE $992,366)              0.06             10/01/2009        992,364
        115,213  KANSAS CITY MO SPECIAL OBLIGATION+/-ss                            0.36             04/15/2025        115,213
        330,660  LLOYDS TSB BANK PLC                                               0.21             10/30/2009        330,604
        558,205  MANHATTAN ASSET FUNDING COMPANY++(p)                              0.15             10/01/2009        558,205
      1,276,939  MASSACHUSETTS HEFA+/-ss                                           0.32             10/01/2034      1,276,939
      1,344,146  MATCHPOINT MASTER TRUST++(p)                                      0.22             10/16/2009      1,344,023
        165,138  MISSISSIPPI STATE GO+/-ss                                         0.40             11/01/2028        165,138
      1,228,933  MONT BLANC CAPITAL CORPORATION++(p)                               0.24             10/14/2009      1,228,827
        145,936  MONTGOMERY COUNTY TN PUBLIC BUILDING+/-ss                         0.35             02/01/2036        145,936
        576,063  NATEXIS BANQUES POPULAIRES                                        0.20             10/01/2009        576,063
         76,808  NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                          0.70             01/01/2018         76,808
        960,104  NIEUW AMSTERDAM RECEIVABLES CORPORATION++(p)                      0.23             10/01/2009        960,104
        244,251  NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                          0.36             01/01/2034        244,251
      1,344,146  ROMULUS FUNDING CORPORATION++(p)                                  0.55             10/16/2009      1,343,838
      1,152,125  ROYAL BANK OF SCOTLAND CT                                         0.23             10/14/2009      1,152,125
      1,344,146  SALISBURY RECEIVABLES COMPANY++(p)                                0.22             10/21/2009      1,343,982
      1,152,125  SCALDIS CAPITAL LIMITED++(p)                                      0.27             10/16/2009      1,151,995
      1,344,146  SOLITAIRE FUNDING LLC++(p)                                        0.26             10/13/2009      1,344,029
        883,296  SURREY FUNDING CORPORATION++(p)                                   0.23             10/20/2009        883,189
      1,152,125  TASMAN FUNDING INCORPORATED++(p)                                  0.25             10/15/2009      1,152,013
      1,344,146  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++(p)           0.22             10/19/2009      1,343,998
        345,638  TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss                 0.35             07/01/2032        345,638
      1,190,529  UNICREDITO ITALIANO (NEW YORK)                                    0.25             10/13/2009      1,190,529
        115,213  VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss                 0.38             12/15/2040        115,213
        652,527  VICTORIA FINANCE LLC++ +/-####(a)(i)                              0.17             07/28/2008        300,162
        378,921  VICTORIA FINANCE LLC++ +/-####(a)(i)                              0.20             08/07/2008        174,304
        463,014  VICTORIA FINANCE LLC++ +/-####(a)(i)                              0.29             04/30/2008        212,986
        751,432  VICTORIA FINANCE LLC++ +/-####(a)(i)                              0.30             02/15/2008        345,659
      1,152,125  VICTORY RECEIVABLES CORPORATION++(p)                              0.22             10/07/2009      1,152,080

                                                                                                                   42,362,647
                                                                                                                  -----------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $56,036,657)                                                         54,344,747
                                                                                                                  -----------

         SHARES                                                                    YIELD
SHORT-TERM INVESTMENTS: 1.40%

MUTUAL FUNDS: 1.20%
      2,910,724  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                      0.22(s)                          2,910,724
                                                                                                                  -----------

      PRINCIPAL                                                                   INTEREST RATE
US TREASURY BILLS: 0.20%
$        55,000  US TREASURY BILL# ##                                                 0.19          11/05/2009         54,995
        100,000  US TREASURY BILL# ##                                                 0.27          11/05/2009         99,991
        175,000  US TREASURY BILL# ##                                                 0.30          11/05/2009        174,984
         50,000  US TREASURY BILL# ##                                                 0.16          02/04/2010         49,981
         90,000  US TREASURY BILL# ##                                                 0.18          02/04/2010         89,965
         30,000  US TREASURY BILL# ##                                                 0.22          02/04/2010         29,988

                                                                                                                      499,904
                                                                                                                  -----------

TOTAL SHORT-TERM INVESTMENTS (COST $3,410,530)                                                                      3,410,628
                                                                                                                  -----------

222   Wells Fargo Advantage Master Portfolios     Portfolio of Investments--September 30, 2009

SMALL CAP INDEX PORTFOLIO

                                                                                                                    VALUE
TOTAL INVESTMENTS IN SECURITIES
(COST $337,649,204)*                                                              123.64%                        $300,558,877

OTHER ASSETS AND LIABILITIES, NET                                                 (23.64)                         (57,464,287)
                                                                                  ------                         ------------

TOTAL NET ASSETS                                                                  100.00%                        $243,094,590
                                                                                  ------                         ------------

------------
+    Non-income earning securities.

<<   All or a portion of this security is on loan.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

(p)  Asset-backed commercial paper.

+/-  Variable rate investments.

ss These securities are subject to a demand feature which reduces the effective maturity.

#### This security is currently in default with regards to scheduled interest and/or principal payments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security.

#    Security pledged as collateral for futures transactions.

##   Zero coupon bond. Interest rate presented is yield to maturity.

(s)  Rate shown is the 1-day annualized yield at period end.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The fund does not pay an investment advisory fee for such investments.

+++  Short-term security of an affiliate of the Fund with a cost of $2,910,724.

* Cost for federal income tax purposes is $343,210,394 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation   $ 27,396,700
Gross unrealized depreciation    (70,048,217)
                                ------------
Net unrealized depreciation     $(42,651,517)

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments--September 30, 2009                  Wells Fargo Advantage Master Portfolios 223

SMALL COMPANY GROWTH PORTFOLIO

      SHARES    SECURITY NAME                                                                            VALUE
COMMON STOCKS: 100.04%

AMUSEMENT & RECREATION SERVICES: 0.93%

      95,040    BALLY TECHNOLOGIES INCORPORATED+                                                     $  3,646,685
                                                                                                     ------------

APPAREL & ACCESSORY STORES: 3.36%
     633,750    CHARMING SHOPPES INCORPORATED+<<                                                        3,111,713
     458,090    FINISH LINE INCORPORATED CLASS A                                                        4,654,194
   1,431,660    WET SEAL INCORPORATED CLASS A+                                                          5,411,675

                                                                                                       13,177,582
                                                                                                     ------------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 1.23%
     145,080    COPART INCORPORATED+                                                                    4,818,107
                                                                                                     ------------

BIOPHARMACEUTICALS: 0.46%
      40,660    ALEXION PHARMACEUTICALS INCORPORATED+                                                   1,810,996
                                                                                                     ------------

BIOTECHNOLOGY: 1.71%
     195,350    ALNYLAM PHARMACEUTICALS INCORPORATED+<<                                                 4,430,538
      94,180    TALECRIS BIOTHERAPEUTICS HOLDINGS CORPORATION                                           1,789,420
      34,540    TRANSCEPT PHARMACEUTICALS INCORPORATED+<<                                                 477,688

                                                                                                        6,697,646
                                                                                                     ------------

BUSINESS SERVICES: 12.95%
     135,920    ARBITRON INCORPORATED                                                                   2,821,699
     223,140    BOTTOMLINE TECHNOLOGIES INCORPORATED+                                                   2,878,506
     288,830    COGENT INCORPORATED+                                                                    2,917,183
     177,050    COMMVAULT SYSTEMS INCORPORATED+                                                         3,673,788
      90,362    CONCUR TECHNOLOGIES INCORPORATED+<<                                                     3,592,793
     145,440    CONSTANT CONTACT INCORPORATED+<<                                                        2,799,720
     340,670    HEARTLAND PAYMENT SYSTEMS INCORPORATED                                                  4,943,122
     189,680    OMNICELL INCORPORATED+                                                                  2,113,035
     349,640    PARAMETRIC TECHNOLOGY CORPORATION+                                                      4,832,025
     303,700    S1 CORPORATION+                                                                         1,876,866
     385,890    SKILLSOFT PLC ADR+                                                                      3,704,544
     183,430    SOLARWINDS INCORPORATED+<<                                                              4,040,963
     254,250    SPHERION CORPORATION+                                                                   1,578,893
     360,840    SUCCESSFACTORS INCORPORATED+<<                                                          5,077,019
     135,570    ULTIMATE SOFTWARE GROUP INCORPORATED+<<                                                 3,893,570

                                                                                                       50,743,726
                                                                                                     ------------

CHEMICALS & ALLIED PRODUCTS: 3.19%
     180,770    CALGON CARBON CORPORATION+                                                              2,680,819
     141,260    CRUCELL NV ADR+<<                                                                       3,233,441
     241,500    OLIN CORPORATION                                                                        4,211,760
      55,340    SCOTTS MIRACLE-GRO COMPANY                                                              2,376,853

                                                                                                       12,502,873
                                                                                                     ------------

COMMUNICATIONS: 3.43%
     362,740    BRIGHTPOINT INCORPORATED+<<                                                             3,173,975
     216,670    NEUSTAR INCORPORATED CLASS A+                                                           4,896,742
     235,686    NEUTRAL TANDEM INCORPORATION+<<                                                         5,364,213

                                                                                                       13,434,930
                                                                                                     ------------

DEPOSITORY INSTITUTIONS: 3.43%
     648,160    FBR CAPITAL MARKETS CORPORATION+<<(i)                                                   3,843,589
      96,880    HOME BANCSHARES INCORPORATED<<                                                          2,123,610
      97,100    SIGNATURE BANK+<<                                                                       2,815,900
     163,870    TCF FINANCIAL CORPORATION<<                                                             2,136,865

224 Wells Fargo Advantage Master Portfolios                                            Portfolio of Investments--September 30, 2009

SMALL COMPANY GROWTH PORTFOLIO

      SHARES    SECURITY NAME                                                                           VALUE
DEPOSITORY INSTITUTIONS (continued)
      89,650    WINTRUST FINANCIAL CORPORATION<<                                                     $  2,506,614

                                                                                                       13,426,578
                                                                                                     ------------

EATING & DRINKING PLACES: 1.63%
     891,610    DENNYS CORPORATION+                                                                     2,371,683
     378,870    TEXAS ROADHOUSE INCORPORATED CLASS A+                                                   4,023,599

                                                                                                        6,395,282
                                                                                                     ------------

EDUCATIONAL SERVICES: 0.71%
     150,020    CORINTHIAN COLLEGES INCORPORATED+<<                                                     2,784,371
                                                                                                     ------------

ELECTRIC, GAS & SANITARY SERVICES: 0.71%
      49,110    CLEAN HARBORS INCORPORATED+<<                                                           2,762,929
                                                                                                     ------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 10.40%
     427,290    ADVANCED ANALOGIC TECHNOLOGIES INCORPORATED+                                            1,696,341
   1,011,610    ATMEL CORPORATION+                                                                      4,238,646
     516,170    MICREL INCORPORATED                                                                     4,206,786
     202,570    MICROSEMI CORPORATION+                                                                  3,198,580
      82,610    NETLOGIC MICROSYSTEMS INCORPORATED+<<                                                   3,717,450
     219,290    OSI SYSTEMS INCORPORATED+                                                               4,010,814
     274,970    PMC-SIERRA INCORPORATED+                                                                2,628,713
     139,560    POLYCOM INCORPORATED+<<                                                                 3,733,230
      79,825    SILICON LABORATORIES INCORPORATED+<<                                                    3,700,687
     224,660    TESSERA TECHNOLOGIES INCORPORATED+                                                      6,265,767
     101,540    VARIAN SEMICONDUCTOR EQUIPMENT ASSOCIATES INCORPORATED+<<                               3,334,574

                                                                                                       40,731,588
                                                                                                     ------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 2.41%
      59,520    GEN-PROBE INCORPORATED+                                                                 2,466,509
     154,330    LUMINEX CORPORATION+                                                                    2,623,610
     372,420    RTI BIOLOGICS INCORPORATION+                                                            1,620,027
     193,980    SEATTLE GENETICS INCORPORATED+                                                          2,721,539

                                                                                                        9,431,685
                                                                                                     ------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 1.06%
     362,470    MUELLER WATER PRODUCTS INCORPORATED                                                     1,986,336
      66,930    SHAW GROUP INCORPORATED+<<                                                              2,147,784

                                                                                                        4,134,120
                                                                                                     ------------

FOOD & KINDRED PRODUCTS: 1.83%
     391,060    SMART BALANCE INCORPORATED+                                                             2,401,108
     175,030    SMITHFIELD FOODS INCORPORATED+<<                                                        2,415,414
      97,890    UNITED NATURAL FOODS INCORPORATED+                                                      2,341,529

                                                                                                        7,158,051
                                                                                                     ------------

GENERAL MERCHANDISE STORES: 0.84%
     245,780    99 CENTS ONLY STORES+<<                                                                 3,305,741
                                                                                                     ------------

HEALTHCARE: 1.27%
     128,130    INVERNESS MEDICAL INNOVATIONS INCORPORATED+<<                                           4,962,475
                                                                                                     ------------

HEALTH SERVICES: 4.12%
     153,110    GENOPTIX INCORPORATED+<<                                                                5,325,166
      75,840    IPC THE HOSPITALIST COMPANY+                                                            2,385,168
     140,700    LHC GROUP INCORPORATED+<<                                                               4,211,151
      65,100    LINCARE HOLDINGS INCORPORATED+<<                                                        2,034,375
     224,000    NEKTAR THERAPEUTICS+                                                                    2,181,760

                                                                                                       16,137,620
                                                                                                     ------------

Portfolio of Investments--September 30, 2009                                           Wells Fargo Advantage Master Portfolios 225

SMALL COMPANY GROWTH PORTFOLIO

      SHARES    SECURITY NAME                                                                            VALUE
HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS: 1.09%
     207,150    ORION MARINE GROUP INCORPORATED+                                                     $  4,254,861
                                                                                                     ------------

HOLDING & OTHER INVESTMENT OFFICES: 0.63%
     116,130    SILVER STANDARD RESOURCES INCORPORATED+<<                                               2,480,537
                                                                                                     ------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.54%
     195,400    MONARCH CASINO & RESORT INCORPORATED+                                                   2,102,504
                                                                                                     ------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 4.91%
     428,140    BROCADE COMMUNICATIONS SYSTEMS INCORPORATED+                                            3,365,180
     275,280    INTERMEC INCORPORATED+                                                                  3,881,448
     109,350    KAYDON CORPORATION<<                                                                    3,545,127
     130,790    NATURAL GAS SERVICES GROUP INCORPORATED+                                                2,304,520
     256,470    NETEZZA CORPORATION+<<                                                                  2,882,723
     148,570    RIVERBED TECHNOLOGY INCORPORATED+                                                       3,262,597

                                                                                                       19,241,595
                                                                                                     ------------

INSURANCE CARRIERS: 3.70%
     119,510    ARGO GROUP INTERNATIONAL HOLDINGS LIMITED+<<                                            4,025,097
      43,370    ENSTAR GROUP LIMITED+<<                                                                 2,700,650
     157,320    GENWORTH FINANCIAL INCORPORATED+                                                        1,879,974
     228,380    VALIDUS HOLDINGS LIMITED                                                                5,892,204

                                                                                                       14,497,925
                                                                                                     ------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 10.18%
     255,550    AMERICAN MEDICAL SYSTEMS HOLDINGS INCORPORATED+<<                                       4,323,906
     145,520    ARGON ST INCORPORATED+                                                                  2,772,156
     552,860    DEXCOM INCORPORATED+<<                                                                  4,384,180
     227,910    EMDEON INCORPORATED+                                                                    3,692,142
     330,690    ENDOLOGIX INCORPORATED+                                                                 2,046,971
      49,070    HEARTWARE INTERNATIONAL INCORPORATED+<<                                                 1,471,609
     762,098    INFINERA CORPORATION+<<                                                                 6,058,679
     166,145    SONOSITE INCORPORATED+<<                                                                4,396,197
     446,500    SPECTRANETICS CORPORATION+                                                              2,862,065
     162,410    THORATEC CORPORATION+<<                                                                 4,916,151
     137,540    ZOLL MEDICAL CORPORATION+                                                               2,959,861

                                                                                                       39,883,917
                                                                                                     ------------

MISCELLANEOUS RETAIL: 1.10%
     192,700    DICK'S SPORTING GOODS INCORPORATED+<<                                                   4,316,480
                                                                                                     ------------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 1.03%
     281,620    HEARTLAND EXPRESS INCORPORATED<<                                                        4,055,328
                                                                                                     ------------

OIL & GAS EXTRACTION: 4.41%
      90,320    ATWOOD OCEANICS INCORPORATED+                                                           3,185,586
      98,480    CONCHO RESOURCES INCORPORATED+                                                          3,576,794
     230,390    MCMORAN EXPLORATION COMPANY+                                                            1,739,445
     172,490    PETROHAWK ENERGY CORPORATION+                                                           4,175,983
   1,375,660    VANTAGE DRILLING COMPANY+<<                                                             2,517,458
     135,910    WILLBROS GROUP INCORPORATED+<<                                                          2,069,909

                                                                                                       17,265,175
                                                                                                     ------------

PERSONAL SERVICES: 1.62%
      65,910    COINSTAR INCORPORATED+<<                                                                2,173,712
     253,030    ULTA SALON COSMETICS & FRAGRANCE INCORPORATED+<<                                        4,177,525

                                                                                                        6,351,237
                                                                                                     ------------

226 Wells Fargo Advantage Master Portfolios                                            Portfolio of Investments--September 30, 2009

SMALL COMPANY GROWTH PORTFOLIO

      SHARES    SECURITY NAME                                                                           VALUE
PETROLEUM REFINING & RELATED INDUSTRIES: 0.28%
     152,859    GREEN PLAINS RENEWABLE ENERGY INCORPORATED+<<                                        $  1,085,299
                                                                                                     ------------

PHARMACEUTICALS: 1.84%
     434,955    INSPIRE PHARMACEUTICALS INCORPORATED+                                                   2,270,465
     240,120    ISIS PHARMACEUTICALS INCORPORATED+<<                                                    3,498,548
      87,660    KENDLE INTERNATIONAL INCORPORATED+                                                      1,465,675

                                                                                                        7,234,688
                                                                                                     ------------

PRIMARY METAL INDUSTRIES: 1.75%
     341,060    HORSEHEAD HOLDING CORPORATION+                                                          3,997,223
     187,650    STEEL DYNAMICS INCORPORATED                                                             2,878,551

                                                                                                        6,875,774
                                                                                                     ------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES: 3.53%
     275,830    BOWNE & COMPANY INCORPORATED                                                            2,123,891
     310,260    DOLAN MEDIA COMPANY+                                                                    3,720,017
     237,290    ROVI CORPORATION+                                                                       7,972,944

                                                                                                       13,816,852
                                                                                                    ------------

RAILROAD TRANSPORTATION: 0.57%
      73,120    GENESEE & WYOMING INCORPORATED+<<                                                       2,216,998
                                                                                                     ------------

RENTAL AUTO/EQUIPMENT: 0.79%
     284,440    HERTZ GLOBAL HOLDINGS INCORPORATED+<<                                                   3,080,485
                                                                                                     ------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 1.79%
     250,240    JARDEN CORPORATION                                                                      7,024,237
                                                                                                     ------------

SATELLITE: 0.41%
     142,300    IRADIUM COMMUNICATIONS INCORPORATED+                                                    1,623,643
                                                                                                     ------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.82%
     144,760    EVERCORE PARTNERS INCORPORATED CLASS A                                                  4,229,887
     133,880    KNIGHT CAPITAL GROUP INCORPORATED CLASS A+                                              2,911,890

                                                                                                        7,141,777
                                                                                                     ------------

TRANSPORTATION EQUIPMENT: 0.49%
     284,590    DANA HOLDING CORPORATION+                                                               1,938,058
                                                                                                     ------------

TRANSPORTATION SERVICES: 1.11%
     189,570    HUB GROUP INCORPORATED CLASS A+<<                                                       4,331,675
                                                                                                     ------------

WHOLESALE TRADE-DURABLE GOODS: 0.78%
      73,170    TECH DATA CORPORATION+                                                                  3,044,603
                                                                                                     ------------

TOTAL COMMON STOCKS (COST $328,614,427)                                                               391,926,633
                                                                                                     ------------

COLLATERAL FOR SECURITIES LENDING: 12.30%

                                                                                           YIELD
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 2.67%
   2,614,657    AIM STIT-LIQUID ASSETS PORTFOLIO                                          0.27%(s)      2,614,657
   2,614,657    BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO                              0.21(s)       2,614,657
   2,614,657    DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL                                0.23(s)       2,614,657
   2,614,657    DWS MONEY MARKET SERIES INSTITUTIONAL                                     0.28(s)       2,614,657

                                                                                                       10,458,628
                                                                                                     ------------

Portfolio of Investments--September 30, 2009                                            Wells Fargo Advantage Master Portfolios 227

SMALL COMPANY GROWTH PORTFOLIO

    PRINCIPAL   SECURITY NAME                                                      INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS: 9.63%
$   1,273,807   ABN AMRO NORTH AMERICA FINANCE INCORPORATED                            0.23%        10/23/2009       $   1,273,628
    1,273,807   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                        0.48         10/07/2009           1,273,705
      838,031   ANTALIS US FUNDING CORPORATION++(p)                                    0.22         10/09/2009             837,990
    1,005,637   BANK OF IRELAND                                                        0.53         10/01/2009           1,005,637
       67,042   BELMONT FUNDING LLC++(p)                                               0.45         10/02/2009              67,042
       67,042   BELMONT FUNDING LLC++(p)                                               0.45         10/07/2009              67,037
      838,031   BNP PARIBAS (PARIS)                                                    0.17         10/01/2009             838,031
      134,085   CALCASIEU PARISH LA+/-ss                                               0.47         12/01/2027             134,085
      184,367   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY+/-ss            0.30         06/01/2028             184,367
    1,005,637   CANCARA ASSET SECURITIZATION LIMITED++(p)                              0.27         10/09/2009           1,005,577
      689,048   CHEYNE FINANCE LLC++ +/-####(a)(i)                                     0.00         02/25/2008              11,369
      530,496   CHEYNE FINANCE LLC++ +/-####(a)(i)                                     0.00         05/19/2008               8,753
      268,170   CITIBANK CREDIT CARD ISSUANCE TRUST++                                  0.21         10/08/2009             268,159
       88,747   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                              0.40         10/01/2038              88,747
    1,005,637   CONCORD MINUTEMAN CAPITAL COMPANY++(p)                                 0.40         10/13/2009           1,005,503
      268,170   COOK COUNTY IL+/-ss                                                    0.70         11/01/2030             268,170
      335,212   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                COLLATERALIZED BY MORTGAGE BACKED SECURITIES
                (MATURITY VALUE $335,213)                                              0.08         10/01/2009             335,212
    1,005,637   CROWN POINT CAPITAL COMPANY LLC++(p)                                   0.45         10/09/2009           1,005,537
      838,031   DANSKE BANK A/S COPENHAGEN                                             0.17         10/01/2009             838,031
      603,382   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                           0.50         12/15/2037             603,382
      469,297   DEXIA DELAWARE LLC                                                     0.27         10/07/2009             469,276
      167,606   ELYSIAN FUNDING LLC++(p)                                               0.45         10/01/2009             167,606
       50,282   ELYSIAN FUNDING LLC++(p)                                               0.45         10/07/2009              50,278
    1,173,243   ERASMUS CAPITAL CORPORATION++(p)                                       0.24         10/13/2009           1,173,149
    1,173,243   FORTIS FUNDING LLC++                                                   0.25         10/22/2009           1,173,072
      895,989   GOTHAM FUNDING CORPORATION++(p)                                        0.23         10/13/2009             895,920
      335,212   GREENWICH CAPITAL MARKETS INCORPORATED REPURCHASE AGREEMENT -
                102% COLLATERALIZED BY MORTGAGE BACKED
                (MATURITY VALUE $335,213)                                              0.07         10/01/2009             335,212
    2,422,143   GRYPHON FUNDING LIMITED(a)(i)                                          0.00         08/05/2010             821,106
       55,310   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                  0.36         11/01/2042              55,310
      502,819   HOUSTON TX UTILITY SYSTEM+/-ss                                         0.50         05/15/2034             502,819
      167,606   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUE+/-ss                 0.35         07/01/2029             167,606
       67,042   INDIANA MUNICIPAL POWER AGENCY POWER SUPPLY SYSTEM+/-ss                0.36         01/01/2018              67,042
    1,307,328   INTESA SANPAOLO SPA                                                    0.22         10/14/2009           1,307,328
      134,085   IRISH LIFE & PERMANENT PLC++                                           0.53         10/07/2009             134,073
      866,189   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                MORTGAGE BACKED SECURITIES (MATURITY VALUE $ 886,190)                  0.06         10/01/2009             866,189
      100,564   KANSAS CITY MO SPERCIAL OBLIGATION+/-ss                                0.36         04/15/2025             100,564
      288,618   LLOYDS TSB BANK PLC                                                    0.21         10/30/2009             288,569
      487,231   MANHATTAN ASSET FUNDING COMPANY++(p)                                   0.15         10/01/2009             487,231
    1,114,581   MASSACHUSETTS HEFA+/-ss                                                0.32         10/01/2034           1,114,581
    1,173,243   MATCHPOINT MASTER TRUST++(p)                                           0.22         10/16/2009           1,173,136
      144,141   MISSISSIPPI STATE GO+/-ss                                              0.40         11/01/2028             144,141
    1,072,680   MONT BLANC CAPITAL CORPORATION++(p)                                    0.24         10/14/2009           1,072,587
      127,381   MONTGOMERY COUNTY TN PUBLIC BUILDING+/-ss                              0.35         02/01/2036             127,381
      502,819   NATEXIS BANQUES POPULAIRES                                             0.20         10/01/2009             502,819
       67,042   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                               0.70         01/01/2018              67,042
      838,031   NIEUW AMSTERDAM RECEIVABLES CORPORATION++(p)                           0.23         10/01/2009             838,031
      213,195   NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                               0.36         01/01/2034             213,195
    1,173,243   ROMULUS FUNDING CORPORATION++(p)                                       0.55         10/16/2009           1,172,974
    1,005,637   ROYAL BANK OF SCOTLAND CT                                              0.23         10/14/2009           1,005,637
    1,173,243   SALISBURY RECEIVABLES COMPANY++(p)                                     0.22         10/21/2009           1,173,100
    1,005,637   SCALDIS CAPITAL LIMITED++(p)                                           0.27         10/16/2009           1,005,524
    1,173,243   SOLITAIRE FUNDING LLC++(p)                                             0.26         10/13/2009           1,173,142

228 Wells Fargo Advantage Master Portfolios                                            Portfolio of Investments--September 30, 2009

SMALL COMPANY GROWTH PORTFOLIO

    PRINCIPAL   SECURITY NAME                                                      INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$     770,988   SURREY FUNDING CORPORATION++(p)                                        0.23%        10/20/2009       $     770,895
    1,005,637   TASMAN FUNDING INCORPORATED++(p)                                       0.25         10/15/2009           1,005,539
    1,173,243   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++(p)                0.22         10/19/2009           1,173,114
      301,691   TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss                      0.35         07/01/2032             301,691
    1,039,158   UNICREDITO ITALIANO (NEW YORK)                                         0.25         10/13/2009           1,039,158
      100,564   VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss                      0.38         12/15/2040             100,564
      865,299   VICTORIA FINANCE LLC++ +/-####(a)(i)                                   0.17         07/28/2008             398,038
      502,477   VICTORIA FINANCE LLC++ +/-####(a)(i)                                   0.20         08/07/2008             231,139
      613,990   VICTORIA FINANCE LLC++ +/-####(a)(i)                                   0.29         04/30/2008             282,435
      996,454   VICTORIA FINANCE LLC++ +/-####(a)(i)                                   0.30         02/15/2008             458,369
    1,005,637   VICTORY RECEIVABLES CORPORATION++(p)                                   0.22         10/07/2009           1,005,604

                                                                                                                        37,732,148
                                                                                                                     -------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $50,041,669)                                                              48,190,776
                                                                                                                     -------------

       SHARES                                                                       YIELD
SHORT-TERM INVESTMENTS: 1.00%
    3,924,570   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                       0.22(s)                               3,924,570
                                                                                                                     -------------

TOTAL SHORT-TERM INVESTMENTS (COST $3,924,570)                                                                           3,924,570
                                                                                                                     -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $382,580,666)*                                                  113.34%                                        $ 444,041,979

OTHER ASSETS AND LIABILITIES, NET                                     (13.34)                                          (52,253,739)
                                                                      ------                                         -------------

TOTAL NET ASSETS                                                      100.00%                                        $ 391,788,240
                                                                      ------                                         -------------

----------
+     Non-income earning securities.

<<    All or a portion of this security is on loan.

++ Securities that may be resold to "qualified institutional buyers under rule 144A or securities offered pursuant to section 4(2) of the Securities" Act of 1933, as amended.

(p)   Asset-backed commercial paper.

+/-   Variable rate investments.

ss These securities are subject to a demand feature which reduces the effective maturity.

#### This security is currently in default with regards to scheduled interest and/or principal payments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)   Illiquid security.

(s)   Rate shown is the 1-day annualized yield at period end.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Wells Fargo Advantage Money Market Fund does not pay an investment advisory fee.

+++   Short-term security of an affiliate of the Fund with a cost of $3,924,570.

* Cost for federal income tax purposes is $399,030,001 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation                  $   72,634,452
Gross unrealized depreciation                     (27,622,474)
                                               --------------
Net unrealized appreciation                    $   45,011,978

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments--September 30, 2009                                            Wells Fargo Advantage Master Portfolios 229

SMALL COMPANY VALUE PORTFOLIO

       SHARES   SECURITY NAME                                                                                             VALUE
COMMON STOCKS: 94.18%

APPAREL & ACCESSORY STORES: 2.73%
       69,900   ABERCROMBIE & FITCH COMPANY CLASS A<<                                                                 $  2,298,312
       60,830   CHILDREN'S PLACE RETAIL STORES INCORPORATED<<+                                                           1,822,467
      150,380   DSW INCORPORATED CLASS A<<+                                                                              2,401,569

                                                                                                                         6,522,348
                                                                                                                      ------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 2.20%
      137,000   HANESBRANDS INCORPORATED+                                                                                2,931,800
      140,790   VOLCOM INCORPORATED<<+                                                                                   2,320,219

                                                                                                                         5,252,019
                                                                                                                      ------------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 0.90%
      169,920   ASBURY AUTOMOTIVE GROUP INCORPORATED+                                                                    2,154,586
                                                                                                                      ------------

BIOTECHNOLOGY 0.45%
       57,170   TALECRIS BIOTHERAPEUTICS HOLDINGS CORPORATION                                                            1,086,230
                                                                                                                      ------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.98%
      109,890   TUTOR PRINI CORPORATION<<+                                                                               2,340,657
                                                                                                                      ------------

BUSINESS SERVICES: 8.01%
      215,840   AIRCASTLE LIMITED                                                                                        2,087,173
       55,540   CACI INTERNATIONAL INCORPORATED CLASS A<<+                                                               2,625,376
      269,840   EARTHLINK INCORPORATED                                                                                   2,269,354
       33,870   MICROSTRATEGY INCORPORATED CLASS A+                                                                      2,423,060
      192,600   NCR CORPORATION+                                                                                         2,661,732
       44,320   PORTFOLIO RECOVERY ASSOCIATES INCORPORATED<<+                                                            2,009,026
      105,640   SYNNEX CORPORATION<<+                                                                                    3,219,907
      131,100   TAL INTERNATIONAL GROUP INCORPORATED                                                                     1,864,242

                                                                                                                        19,159,870
                                                                                                                      ------------

CHEMICALS & ALLIED PRODUCTS: 4.90%
       73,900   CYTEC INDUSTRIES INCORPORATED<<                                                                          2,399,533
      190,530   ELIZABETH ARDEN INCORPORATED+                                                                            2,242,538
      122,200   OLIN CORPORATION                                                                                         2,131,168
      163,910   ROCKWOOD HOLDINGS INCORPORATED+                                                                          3,371,629
      334,920   USEC INCORPORATED<<+                                                                                     1,570,775

                                                                                                                        11,715,643
                                                                                                                      ------------

COMMERCIAL SERVICES: 0.60%
       76,610   RENT-A-CENTER INCORPORATED<<+                                                                            1,446,397
                                                                                                                      ------------

COMMUNICATIONS: 1.26%
      858,540   CINCINNATI BELL INCORPORATED+                                                                            3,004,890
                                                                                                                      ------------

COMMUNICATIONS EQUIPMENT: 1.02%
       81,150   COMMSCOPE INCORPORATED<<+                                                                                2,428,820
                                                                                                                      ------------

CONSTRUCTION SPECIAL TRADE CONTRACTORS: 1.01%
       54,930   CHEMED CORPORATION                                                                                       2,410,878
                                                                                                                      ------------

DEPOSITORY INSTITUTIONS: 11.42%
      178,700   ASSOCIATED BANC-CORP<<                                                                                   2,040,754
       61,250   BANK OF THE OZARKS INCORPORATED                                                                          1,624,963
      141,590   CARDINAL FINANCIAL CORPORATION                                                                           1,165,286
       51,700   CITY NATIONAL CORPORATION<<                                                                              2,012,681
      170,040   EAST WEST BANCORP INCORPORATED<<                                                                         1,411,332

230 Wells Fargo Advantage Master Portfolios                                            Portfolio of Investments--September 30, 2009

SMALL COMPANY VALUE PORTFOLIO

       SHARES   SECURITY NAME                                                                                             VALUE
DEPOSITORY INSTITUTIONS (continued)
      164,776   FIRST HORIZON NATIONAL CORPORATION<<+                                                                 $  2,179,988
      137,410   PACWEST BANCORP<<                                                                                        2,617,661
      117,200   PINNACLE FINANCIAL PARTNERS INCORPORATED<<+                                                              1,489,612
       70,540   PRIVATEBANCORP INCORPORATED<<                                                                            1,725,408
       49,600   SVB FINANCIAL GROUP<<+                                                                                   2,146,192
      121,200   TCF FINANCIAL CORPORATION<<                                                                              1,580,448
      193,850   UMPQUA HOLDINGS CORPORATION                                                                              2,054,810
      141,910   WASHINGTON FEDERAL INCORPORATED                                                                          2,392,603
      154,120   WESTERN ALLIANCE BANCORP<<+                                                                                972,497
       67,990   WINTRUST FINANCIAL CORPORATION<<                                                                         1,901,000

                                                                                                                        27,315,235
                                                                                                                      ------------
EATING & DRINKING PLACES: 1.82%
      262,180   CKE RESTAURANTS INCORPORATED                                                                             2,750,268
      145,510   SONIC CORPORATION<<+                                                                                     1,609,341

                                                                                                                         4,359,609
                                                                                                                      ------------

ELECTRIC, GAS & SANITARY SERVICES: 3.67%
       77,200   ENERGEN CORPORATION                                                                                      3,327,320
      126,830   GREAT PLAINS ENERGY INCORPORATED<<                                                                       2,276,599
       96,060   PORTLAND GENERAL ELECTRIC COMPANY<<                                                                      1,894,303
       57,480   UNITIL CORPORATION                                                                                       1,290,426

                                                                                                                         8,788,648
                                                                                                                      ------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 4.64%
       80,480   COMTECH TELECOMMUNICATIONS CORPORATION<<+                                                                2,673,546
      144,500   GRAFTECH INTERNATIONAL LIMITED+                                                                          2,124,150
      221,700   HARRIS STRATEX NETWORKS INCORPORATED CLASS A+                                                            1,551,900
      335,420   RF MICRO DEVICES INCORPORATED+                                                                           1,821,331
      256,060   TTM TECHNOLOGIES INCORPORATED+                                                                           2,937,008

                                                                                                                        11,107,935
                                                                                                                      ------------

FOOD & KINDRED PRODUCTS: 1.69%
       67,840   CENTRAL EUROPEAN DISTRIBUTION CORPORATION+                                                               2,222,438
       63,980   CORN PRODUCTS INTERNATIONAL INCORPORATED                                                                 1,824,710

                                                                                                                         4,047,148
                                                                                                                      ------------

GENERAL MERCHANDISE STORES: 0.72%
      129,970   CABELA'S INCORPORATED<<+                                                                                 1,733,800
                                                                                                                      ------------

HEALTH SERVICES: 1.11%
      173,220   HEALTHWAYS INCORPORATED+                                                                                 2,653,730
                                                                                                                      ------------

HOLDING & OTHER INVESTMENT OFFICES: 7.26%
       81,850   AMERICAN CAMPUS COMMUNITIES                                                                              2,197,673
      180,790   BIOMED REALTY TRUST INCORPORATED                                                                         2,494,902
       61,690   CORPORATE OFFICE PROPERTIES TRUST                                                                        2,275,127
      200,950   FIRST POTOMAC REALTY TRUST                                                                               2,322,982
      161,880   LASALLE HOTEL PROPERTIES                                                                                 3,182,561
      165,800   NIGHTHAWK RADIOLOGY HOLDINGS INCORPORATED+                                                               1,198,734
      130,000   REDWOOD TRUST INCORPORATED                                                                               2,015,000
      235,794   SUNSTONE HOTEL INVESTORS INCORPORATED<<                                                                  1,674,137

                                                                                                                        17,361,116
                                                                                                                      ------------

Portfolio of Investments--September 30, 2009                                            Wells Fargo Advantage Master Portfolios 231

SMALL COMPANY VALUE PORTFOLIO

       SHARES      SECURITY NAME                                                                                 VALUE
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 2.84%
      140,610      AMERISTAR CASINOS INCORPORATED<<                                                          $     2,218,826
      207,500      BOYD GAMING CORPORATION+                                                                        2,267,975
      114,610      GAYLORD ENTERTAINMENT COMPANY<<+                                                                2,303,661

                                                                                                                   6,790,462
                                                                                                             ---------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 3.77%
      164,120      ALTRA HOLDINGS INCORPORATED+                                                                    1,836,503
       59,610      BLACK BOX CORPORATION                                                                           1,495,615
       68,790      BUCYRUS INTERNATIONAL INCORPORATED CLASS A                                                      2,450,300
       83,460      LEXMARK INTERNATIONAL INCORPORATED<<+                                                           1,797,728
      123,630      VERIGY LIMITED<<+                                                                               1,436,581

                                                                                                                   9,016,727
                                                                                                             ---------------

INSURANCE CARRIERS: 3.63%
       99,760      AMERIGROUP CORPORATION+                                                                         2,211,679
       72,571      ARGO GROUP INTERNATIONAL HOLDINGS LIMITED<<+                                                    2,444,197
      109,750      ASSURED GUARANTY LIMITED<<                                                                      2,131,345
      105,910      UNITED FIRE & CASUALTY COMPANY                                                                  1,895,789

                                                                                                                   8,683,010
                                                                                                             ---------------

INVESTMENT COMPANIES: 1.19%
      297,100      APOLLO INVESTMENT CORPORATION                                                                   2,837,305
                                                                                                             ---------------

LEISURE, SPORTING & RECREATION: 0.94%
      296,790      CALLAWAY GOLF COMPANY                                                                           2,258,572
                                                                                                             ---------------

METAL FABRICATE, HARDWARE: 1.78%
      197,360      CHART INDUSTRIES INCORPORATED+                                                                  4,261,002
                                                                                                             ---------------

MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.71%
      120,010      RC2 CORPORATION+                                                                                1,710,143
                                                                                                             ---------------

OIL & GAS EXTRACTION: 4.88%
      150,810      BERRY PETROLEUM COMPANY CLASS A<<                                                               4,038,692
      235,500      GLOBAL INDUSTRIES LIMITED<<+                                                                    2,237,250
       51,400      UNIT CORPORATION+                                                                               2,120,250
       56,820      WHITING PETROLEUM CORPORATION<<+                                                                3,271,696

                                                                                                                  11,667,888
                                                                                                             ---------------

PAPER & ALLIED PRODUCTS: 1.50%
      217,950      TEMPLE-INLAND INCORPORATED                                                                      3,578,739
                                                                                                             ---------------

PETROLEUM REFINING & RELATED INDUSTRIES: 1.02%
       94,800      HOLLY CORPORATION                                                                               2,428,776
                                                                                                             ---------------

PHARMACEUTICALS: 0.55%
      225,100      ALLION HEALTHCARE INCORPORATED+                                                                 1,316,835
                                                                                                             ---------------

PRIMARY METAL INDUSTRIES: 0.80%
       82,810      BELDEN CDT INCORPORATED                                                                         1,912,911
                                                                                                             ---------------

RAILROAD TRANSPORTATION: 1.33%
      119,900      KANSAS CITY SOUTHERN<<+                                                                         3,176,151
                                                                                                             ---------------


REAL ESTATE INVESTMENT TRUST (REIT): 0.90%
      162,200      DUPONT FABROS TECHNOLOGY INCORPORATION+                                                         2,162,126

                        232 Wells Fargo Advantage Master


                                    Portfolio of Investments--September 30, 2009

SMALL COMPANY VALUE PORTFOLIO

SHARES       SECURITY NAME                                                                                                VALUE
----------   ----------------------------------------------------------------------                                   -------------
RETAIL: 0.80%
    79,380   GENESCO INCORPORATED+                                                                                    $   1,910,677
                                                                                                                      -------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 1.74%
   152,880   COOPER TIRE & RUBBER COMPANY                                                                                 2,687,630
   166,670   TITAN INTERNATIONAL INCORPORATED                                                                             1,483,363
                                                                                                                          4,170,993
                                                                                                                      -------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 2.00%
    59,300   LAZARD LIMITED                                                                                               2,449,683
   100,700   RAYMOND JAMES FINANCIAL INCORPORATED                                                                         2,344,296
                                                                                                                          4,793,979
                                                                                                                      -------------
SOCIAL SERVICES: 0.71%
   120,080   RES-CARE INCORPORATED+                                                                                       1,706,337
                                                                                                                      -------------
TRANSPORTATION BY AIR: 2.60%
   402,040   AIRTRAN HOLDINGS INCORPORATED<<+                                                                             2,512,750
   115,940   ATLAS AIR WORLDWIDE HOLDINGS INCORPORATED+                                                                   3,706,602
                                                                                                                          6,219,352
                                                                                                                      -------------
TRANSPORTATION EQUIPMENT: 1.19%
   158,080   SPIRIT AEROSYSTEMS HOLDINGS INCORPORATED+                                                                    2,854,925
                                                                                                                      -------------
TRANSPORTATION SERVICES: 0.76%
    64,870   GATX CORPORATION                                                                                             1,813,117
                                                                                                                      -------------
WHOLESALE TRADE-DURABLE GOODS: 2.15%
   133,190   A.M. CASTLE & COMPANY+                                                                                       1,323,909
   123,480   BARNES GROUP INCORPORATED                                                                                    2,110,273
    59,020   WESCO INTERNATIONAL INCORPORATED<<+                                                                          1,699,769
                                                                                                                          5,133,951
                                                                                                                      -------------
TOTAL COMMON STOCKS (COST $175,650,794)                                                                                 225,293,537
                                                                                                                      -------------
COLLATERAL FOR SECURITIES LENDING: 17.85%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 3.91%                                          YIELD
                                                                                      -------------
 2,340,439   AIM STIT-LIQUID ASSETS PORTFOLIO                                              0.27%(S)                       2,340,439
 2,340,439   BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO                                  0.21(S)                        2,340,439
 2,340,439   DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL                                    0.23(S)                        2,340,439
 2,340,439   DWS MONEY MARKET SERIES INSTITUTIONAL                                         0.28(S)                        2,340,439
                                                                                                                          9,361,756
                                                                                                                      -------------

PRINCIPAL                                                                             INTEREST RATE   MATURITY DATE
----------                                                                            -------------   -------------
COLLATERAL INVESTED IN OTHER ASSETS: 13.94%
$1,140,214   ABN AMRO NORTH AMERICA FINANCE INCORPORATED                                   0.23%        10/23/2009         1,140,053
 1,140,214   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                               0.48         10/07/2009         1,140,122
   750,141   ANTALIS US FUNDING CORPORATION++(p)                                           0.22         10/09/2009           750,104
   900,169   BANK OF IRELAND                                                               0.53         10/01/2009           900,169
    60,011   BELMONT FUNDING LLC++(p)                                                      0.45         10/02/2009            60,010
    60,011   BELMONT FUNDING LLC++(p)                                                      0.45         10/07/2009            60,007
   750,141   BNP PARIBAS (PARIS)                                                           0.17         10/01/2009           750,141
   120,022   CALCASIEU PARISH LA+/-ss                                                      0.47         12/01/2027           120,022
   165,031   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY+/-ss                   0.30         06/01/2028           165,031
   900,169   CANCARA ASSET SECURITIZATION LIMITED++(p)                                     0.27         10/09/2009           900,115
   482,407   CHEYNE FINANCE LLC+++/-####(a)(i)                                             0.00         02/25/2008             7,960
   371,404   CHEYNE FINANCE LLC+++/-####(a)(i)                                             0.00         05/19/2008             6,128

                   Wells Fargo Advantage Master Portfolios 233


Portfolio of Investments--September 30, 2009

SMALL COMPANY VALUE PORTFOLIO

PRINCIPAL    SECURITY NAME                                                            INTEREST RATE   MATURITY DATE      VALUE
----------   ----------------------------------------------------------------------   -------------   -------------   -------------
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$  240,045   CITIBANK CREDIT CARD ISSUANCE TRUST++                                         0.21%        10/08/2009    $     240,035
    79,440   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                                     0.40         10/01/2038           79,440
   900,169   CONCORD MINUTEMAN CAPITAL COMPANY++(p)                                        0.40         10/13/2009          900,049
   240,045   COOK COUNTY IL+/-ss                                                           0.70         11/01/2030          240,045
   300,056   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
             COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY VALUE $300,057)        0.08         10/01/2009          300,056
   900,169   CROWN POINT CAPITAL COMPANY LLC++(p)                                          0.45         10/09/2009          900,079
   750,141   DANSKE BANK A/S COPENHAGEN                                                    0.17         10/01/2009          750,141
   540,101   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                                  0.50         12/15/2037          540,101
   420,079   DEXIA DELAWARE LLC                                                            0.27         10/07/2009          420,060
   150,028   ELYSIAN FUNDING LLC++(p)                                                      0.45         10/01/2009          150,028
    45,008   ELYSIAN FUNDING LLC++(p)                                                      0.45         10/07/2009           45,005
 1,050,197   ERASMUS CAPITAL CORPORATION++(p)                                              0.24         10/13/2009        1,050,113
 1,050,197   FORTIS FUNDING LLC++                                                          0.25         10/22/2009        1,050,044
   802,020   GOTHAM FUNDING CORPORATION++(p)                                               0.23         10/13/2009          801,959
   300,056   GREENWICH CAPITAL MARKETS INCORPORATED REPURCHASE AGREEMENT - 102%
             COLLATERALIZED BY MORTGAGE BACKED (MATURITY VALUE $300,057)                   0.07         10/01/2009          300,056
 1,695,758   GRYPHON FUNDING LIMITED(a)(i)                                                 0.00         08/05/2010          574,862
    49,509   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                         0.36         11/01/2042           49,509
   450,084   HOUSTON TX UTILITY SYSTEM+/-ss                                                0.50         05/15/2034          450,084
   150,028   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUE+/-ss                        0.35         07/01/2029          150,028
    60,011   INDIANA MUNICIPAL POWER AGENCY POWER SUPPLY SYSTEM+/-ss                       0.36         01/01/2018           60,011
 1,170,219   INTESA SANPAOLO SPA                                                           0.22         10/14/2009        1,170,219
   120,022   IRISH LIFE & PERMANENT PLC++                                                  0.53         10/07/2009          120,012
   775,345   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
             MORTGAGE BACKED SECURITIES (MATURITY VALUE $775,346)                          0.06         10/01/2009          775,345
    90,017   KANSAS CITY MO SPECIAL OBLIGATION+/-ss                                        0.36         04/15/2025           90,017
   258,348   LLOYDS TSB BANK PLC                                                           0.21         10/30/2009          258,305
   436,132   MANHATTAN ASSET FUNDING COMPANY++(p)                                          0.15         10/01/2009          436,132
   997,687   MASSACHUSETTS HEFA+/-ss                                                       0.32         10/01/2034          997,687
 1,050,197   MATCHPOINT MASTER TRUST++(p)                                                  0.22         10/16/2009        1,050,101
   129,024   MISSISSIPPI STATE GO+/-ss                                                     0.40         11/01/2028          129,024
   960,180   MONT BLANC CAPITAL CORPORATION++(p)                                           0.24         10/14/2009          960,097
   114,021   MONTGOMERY COUNTY TN PUBLIC BUILDING+/-ss                                     0.35         02/01/2036          114,021
   450,084   NATEXIS BANQUES POPULAIRES                                                    0.20         10/01/2009          450,084
    60,011   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                                      0.70         01/01/2018           60,011
   750,141   NIEUW AMSTERDAM RECEIVABLES CORPORATION++(p)                                  0.23         10/01/2009          750,141
   190,836   NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                                      0.36         01/01/2034          190,836
 1,050,197   ROMULUS FUNDING CORPORATION++(p)                                              0.55         10/16/2009        1,049,956
   900,169   ROYAL BANK OF SCOTLAND CT                                                     0.23         10/14/2009          900,169
 1,050,197   SALISBURY RECEIVABLES COMPANY++(p)                                            0.22         10/21/2009        1,050,068
   900,169   SCALDIS CAPITAL LIMITED++(p)                                                  0.27         10/16/2009          900,067
 1,050,197   SOLITAIRE FUNDING LLC++(p)                                                    0.26         10/13/2009        1,050,106
   690,129   SURREY FUNDING CORPORATION++(p)                                               0.23         10/20/2009          690,046
   900,169   TASMAN FUNDING INCORPORATED++(p)                                              0.25         10/15/2009          900,081
 1,050,197   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++(p)                       0.22         10/19/2009        1,050,081
   270,051   TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss                             0.35         07/01/2032          270,051
   930,174   UNICREDITO ITALIANO (NEW YORK)                                                0.25         10/13/2009          930,174
    90,017   VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss                             0.38         12/15/2040           90,017
   605,802   VICTORIA FINANCE LLC+++/-####(a)(i)                                           0.17         07/28/2008          278,669
   351,787   VICTORIA FINANCE LLC+++/-####(a)(i)                                           0.20         08/07/2008          161,822
   429,859   VICTORIA FINANCE LLC+++/-####(a)(i)                                           0.29         04/30/2008          197,735
   697,624   VICTORIA FINANCE LLC+++/-####(a)(i)                                           0.30         02/15/2008          320,907
   900,169   VICTORY RECEIVABLES CORPORATION++(p)                                          0.22         10/07/2009          900,133
                                                                                                                         33,343,681
                                                                                                                      -------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $43,939,640)                                                               42,705,437
                                                                                                                      -------------

                   234 Wells Fargo Advantage Master Portfolios


                                    Portfolio of Investments--September 30, 2009

SMALL COMPANY VALUE PORTFOLIO

SHARES       SECURITY NAME                                                                YIELD                           VALUE
----------   ----------------------------------------------------------------------   -------------                   -------------
SHORT-TERM INVESTMENTS: 7.52%
   17,992,408 WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                               0.22%(S)                     $  17,992,408
                                                                                                                      -------------
TOTAL SHORT-TERM INVESTMENTS (COST $17,992,408)                                                                          17,992,408
                                                                                                                      -------------
TOTAL INVESTMENTS IN SECURITIES
(COST $237,582,842)*                                               119.55%                                            $ 285,991,382
OTHER ASSETS AND LIABILITIES, NET                                  (19.55)                                             (46,759,519)
                                                                   ------                                             -------------
TOTAL NET ASSETS                                                   100.00%                                            $ 239,231,863
                                                                   ------                                             -------------

----------
<<   All or a portion of this security is on loan.

+    Non-income earning securities.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

(p)  Asset-backed commercial paper.

+/-  Variable rate investments.

ss These securities are subject to a demand feature which reduces the effective maturity.

#### This security is currently in default with regards to scheduled interest and/or principal payments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security.

(s)  Rate shown is the 1-day annualized yield at period end.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The fund does not pay an investment advisory fee for such investments.

+++  Short-term security of an affiliate of the Fund with a cost of $17,992,408.

* Cost for federal income tax purposes is $262,951,019 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation           $  57,607,896
Gross unrealized depreciation             (34,567,533)
                                        -------------
Net unrealized appreciation             $  23,040,363

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Master Portfolios 235


Portfolio of Investments--September 30, 2009

STRATEGIC SMALL CAP VALUE PORTFOLIO

SHARES       SECURITY NAME                                                                                                VALUE
----------   ----------------------------------------------------------------------                                   -------------
COMMON STOCKS: 90.49%
AMUSEMENT & RECREATION SERVICES: 0.40%
   151,355   CENTURY CASINOS INCORPORATED+                                                                            $     438,930
    15,700   INTERNATIONAL SPEEDWAY CORPORATION CLASS A                                                                     432,849
                                                                                                                            871,779
                                                                                                                      -------------
APPAREL & ACCESSORY STORES: 3.93%
     4,800   ABERCROMBIE & FITCH COMPANY CLASS A                                                                            157,824
    42,200   ANN TAYLOR STORES CORPORATION+                                                                                 670,558
    54,400   BEBE STORES INCORPORATED                                                                                       400,384
    39,811   CHARLOTTE RUSSE HOLDING INCORPORATED+                                                                          696,693
   191,300   CHARMING SHOPPES INCORPORATED+                                                                                 939,283
     4,500   CHILDREN'S PLACE RETAIL STORES INCORPORATED+                                                                   134,820
    44,700   CHRISTOPHER & BANKS CORPORATION                                                                                302,619
    17,900   CITI TRENDS INCORPORATED+                                                                                      509,613
   130,500   COLDWATER CREEK INCORPORATED+                                                                                1,070,100
    61,020   COLLECTIVE BRANDS INCORPORATED+                                                                              1,057,477
    95,116   DELIA*S INCORPORATED+                                                                                          204,499
   207,800   NEW YORK AND COMPANY INCORPORATED+                                                                           1,063,936
    14,200   STAGE STORES INCORPORATED                                                                                      184,032
    43,100   THE CATO CORPORATION CLASS A                                                                                   874,499
    89,700   WET SEAL INCORPORATED CLASS A+                                                                                 339,066
                                                                                                                          8,605,403
                                                                                                                      -------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 0.96%
     6,800   COLUMBIA SPORTSWEAR COMPANY                                                                                    279,888
    22,900   DESTINATION MATERNITY CORPORATION+                                                                             415,177
    89,100   LIZ CLAIBORNE INCORPORATED+                                                                                    439,263
    42,300   MAIDENFORM BRANDS INCORPORATED+                                                                                679,338
    16,400   SKECHERS U.S.A. INCORPORATED CLASS A+                                                                          281,096
                                                                                                                          2,094,762
                                                                                                                      -------------
AUTOMOTIVE REPAIR, SERVICES & PARKING: 0.66%
     5,461   MIDAS INCORPORATED+                                                                                             51,333
    43,790   MONRO MUFFLER BRAKE INCORPORATED                                                                             1,392,084
                                                                                                                          1,443,417
                                                                                                                      -------------
BIOPHARMACEUTICALS: 0.06%
     2,400   CEPHALON INCORPORATED+                                                                                         139,776
                                                                                                                      -------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.60%
    22,151   CAVCO INDUSTRIES INCORPORATED+                                                                                 786,361
    86,975   PALM HARBOR HOMES INCORPORATED+                                                                                251,358
    13,124   TUTOR PRINI CORPORATION+                                                                                       279,541
                                                                                                                          1,317,260
                                                                                                                      -------------
BUSINESS SERVICES: 9.55%
   219,580   3COM CORPORATION+                                                                                            1,148,403
    45,710   ABM INDUSTRIES INCORPORATED                                                                                    961,738
    46,100   AMERICAN SOFTWARE INCORPORATED CLASS A                                                                         301,033
   145,100   APAC CUSTOMER SERVICES INCORPORATED+                                                                           857,541
    56,887   ARBITRON INCORPORATED                                                                                        1,180,974
   222,092   ASSET ACCEPTANCE CAPITAL CORPORATION+                                                                        1,610,167
    11,900   BARRETT BUSINESS SERVICES INCORPORATED                                                                         125,902
    20,700   CAI INTERNATIONAL INCORPORATED+                                                                                152,559
    41,100   COMSYS IT PARTNERS INCORPORATED+                                                                               263,040

                   236 Wells Fargo Advantage Master Portfolios


                                    Portfolio of Investments--September 30, 2009

STRATEGIC SMALL CAP VALUE PORTFOLIO

  SHARES     SECURITY NAME                                                                      VALUE
----------   -------------------------------------------------------------------            ------------
BUSINESS SERVICES (continued)
   108,500   CONVERGYS CORPORATION+                                                         $  1,078,490
    47,900   FAIR ISAAC CORPORATION                                                            1,029,371
    53,350   GERBER SCIENTIFIC INCORPORATED+                                                     319,033
    31,400   GSE SYSTEMS INCORPORATED+                                                           195,308
    52,900   HACKETT GROUP INCORPORATED+                                                         153,410
    55,223   HEALTHCARE SERVICES GROUP                                                         1,013,894
   236,520   HILL INTERNATIONAL INCORPORATED+                                                  1,679,292
    56,500   I2 TECHNOLOGIES INCORPORATED+                                                       906,260
    37,300   INFOGROUP INCORPORATED                                                              261,473
    68,200   JDA SOFTWARE GROUP INCORPORATED+                                                  1,496,308
    38,100   LAWSON SOFTWARE INCORPORATED+                                                       237,744
   145,000   LIONBRIDGE TECHNOLOGIES INCORPORATED+                                               377,000
    24,800   MENTOR GRAPHICS CORPORATION+                                                        230,888
    92,000   MONSTER WORLDWIDE INCORPORATED+                                                   1,608,160
    43,100   NOVELL INCORPORATED+                                                                194,381
    49,491   PLATO LEARNING INCORPORATED+                                                        213,801
    17,200   PROS HOLDINGS INCORPORATED+                                                         144,824
   105,230   REALNETWORKS INCORPORATED+                                                          391,456
    14,400   ROLLINS INCORPORATED                                                                271,440
    78,200   SUPPORT.COM INCORPORATED+                                                           187,680
    11,833   SYBASE INCORPORATED+                                                                460,304
    18,000   SYKES ENTERPRISES INCORPORATED+                                                     374,760
   132,605   TIER TECHNOLOGIES INCORPORATED CLASS B+                                           1,124,490
    54,000   WEB.COM GROUP INCORPORATED+                                                         382,860
                                                                                              20,933,984
                                                                                            ------------
CHEMICALS & ALLIED PRODUCTS: 1.69%
     4,100   CHATTEM INCORPORATED+                                                               272,281
    40,700   ELIZABETH ARDEN INCORPORATED+                                                       479,039
    59,400   ICO INCORPORATED+                                                                   277,398
     3,570   INTERNATIONAL FLAVORS & Fragrances Incorporated                                     135,410
    29,900   LANDEC CORPORATION+                                                                 191,360
    85,855   OLIN CORPORATION                                                                  1,497,311
    96,655   ORASURE TECHNOLOGIES INCORPORATED+                                                  280,300
    20,000   ROCKWOOD HOLDINGS INCORPORATED+                                                     411,400
     9,100   RPM INTERNATIONAL INCORPORATED                                                      168,259
                                                                                               3,712,758
                                                                                            ------------
COMMUNICATIONS: 1.42%
   140,330   CHINA GRENTECH CORPORATION LIMITED ADR+                                             666,568
   144,930   CINCINNATI BELL INCORPORATED+                                                       507,255
    75,000   CLEAR CHANNEL OUTDOOR HOLDINGS INCORPORATED+                                        525,000
    11,700   KRATOS DEFENSE & Security Solutions Incorporated+                                   102,375
    92,880   Outdoor Channel Holdings Incorporated+                                              607,435
    36,000   Premiere Global Services Incorporated+                                              299,160
   349,015   Sandvine Corporation+                                                               417,596
                                                                                               3,125,389
                                                                                            ------------
CONSTRUCTION SPECIAL TRADE CONTRACTORS: 0.65%
   131,059   CHAMPION ENTERPRISES INCORPORATED+                                                   60,287
    26,500   CHICAGO BRIDGE & Iron Company NV                                                    495,020
    16,800   COMFORT SYSTEMS USA INCORPORATED                                                    194,712
    35,100   INSITUFORM TECHNOLOGIES INCORPORATED CLASS A+                                       671,814
                                                                                               1,421,833
                                                                                            ------------

                   Wells Fargo Advantage Master Portfolios 237


Portfolio of Investments--September 30, 2009

STRATEGIC SMALL CAP VALUE PORTFOLIO

  SHARES     SECURITY NAME                                                                      VALUE
----------   -------------------------------------------------------------------            ------------
DEPOSITORY INSTITUTIONS: 6.87%
    25,500   1ST UNITED BANCORP INCORPORATED+                                               $    146,625
    65,421   ASSOCIATED BANC-CORP                                                                747,108
    22,100   ASTORIA FINANCIAL CORPORATION                                                       243,984
    23,000   BANCORP INCORPORATED+                                                               131,560
     7,900   BANK OF THE OZARKS INCORPORATED                                                     209,587
    37,900   BANNER CORPORATION                                                                  103,467
    31,800   BOSTON PRIVATE FINANCIAL HOLDINGS INCORPORATED                                      207,018
    45,400   BROOKLINE BANCORP INCORPORATED                                                      441,288
     8,605   CITY NATIONAL CORPORATION                                                           334,993
    14,500   COLUMBIA BANKING SYSTEM INCORPORATED                                                239,975
    22,700   COMMERCE BANCSHARES INCORPORATED                                                    845,348
     6,500   COMMONWEALTH BANKSHARES INCORPORATION                                                33,930
    12,800   COMMUNITY TRUST BANCORP                                                             334,976
     4,600   CULLEN FROST BANKERS INCORPORATED                                                   237,544
     3,200   EAGLE BANCORP INCORPORATED+                                                          30,656
    10,200   EAST WEST BANCORP INCORPORATED                                                       84,660
    36,500   FIRST BUSEY CORPORATION                                                             171,550
     4,200   FIRST FINANCIAL CORPORATION                                                         128,688
    20,059   FIRST HORIZON NATIONAL CORPORATION+                                                 265,380
    11,100   FIRST NIAGARA FINANCIAL GROUP INCORPORATED                                          136,863
    58,458   FIRST SECURITY GROUP INCORPORATED                                                   225,063
    19,785   FIRSTMERIT CORPORATION                                                              376,515
    37,700   GLACIER BANCORP INCORPORATED                                                        563,238
     8,000   GREAT SOUTHERN BANCORP INCORPORATION                                                189,680
    77,300   HUDSON CITY BANCORP INCORPORATED                                                  1,016,495
     4,930   IBERIABANK CORPORATION                                                              224,611
     8,600   NBT BANCORP INCORPORATED                                                            193,844
    90,300   NEW YORK COMMUNITY BANCORP INCORPORATED                                           1,031,226
    19,400   NEWALLIANCE BANCSHARES INCORPORATED                                                 207,580
    19,600   NEWBRIDGE BANCORPORATION+                                                            53,704
     6,500   NORTHRIM BANCORP INCORPORATED                                                        99,125
     6,800   PACIFIC CONTINENTAL CORPORATION                                                      71,604
    22,400   PACWEST BANCORP                                                                     426,720
    14,200   SOUTHWEST BANCORP INCORPORATED (OKLAHOMA)                                           199,368
    14,300   STELLARONE CORPORATION                                                              210,925
    49,000   STERLING BANCSHARES INCORPORATED (TEXAS)                                            358,190
    11,000   TCF FINANCIAL CORPORATION                                                           143,440
     8,800   TEXAS CAPITAL BANCSHARES INCORPORATED+                                              148,192
    26,200   UMB FINANCIAL CORPORATION                                                         1,059,528
    71,000   UMPQUA HOLDINGS CORPORATION                                                         752,600
    23,149   UNITED COMMUNITY BANKS INCORPORATED+                                                115,745
     7,950   UNIVEST CORPORATION OF PENNSYLVANIA                                                 172,277
    86,150   WASHINGTON FEDERAL INCORPORATED                                                   1,452,489
    20,800   WEST COAST BANCORP (OREGON)                                                          51,584
     9,900   WESTAMERICA BANCORPORATION                                                          514,800
    12,400   WHITNEY HOLDING CORPORATION                                                         118,296
                                                                                              15,052,039
                                                                                            ------------
EATING & DRINKING PLACES: 1.13%
    58,500   CEC ENTERTAINMENT INCORPORATED+                                                   1,512,810
    37,900   MORTON'S RESTAURANT GROUP INCORPORATED+                                             161,454
    29,100   O'CHARLEYS INCORPORATED+                                                            272,667
    40,698   RUBY TUESDAY INCORPORATED+                                                          342,677
    40,800   WENDY'S ARBY'S GROUP INCORPORATED                                                   192,984
                                                                                               2,482,592
                                                                                            ------------

                  238 Wells Fargo Advantage Master Portfolios


                                    Portfolio of Investments--September 30, 2009

STRATEGIC SMALL CAP VALUE PORTFOLIO

  SHARES     SECURITY NAME                                                                      VALUE
----------   -------------------------------------------------------------------            ------------
EDUCATIONAL SERVICES: 0.09%
    17,100   LEARNING TREE INTERNATIONAL INCORPORATED+                                      $    194,769
                                                                                            ------------
ELECTRIC, GAS & SANITARY SERVICES: 3.41%
    11,500   ALLETE INCORPORATED                                                                 386,055
    73,800   AQUA AMERICA INCORPORATED                                                         1,301,832
    12,400   BLACK HILLS CORPORATION                                                             312,108
    39,000   CLEAN HARBORS INCORPORATED+                                                       2,194,140
    17,025   EL PASO CORPORATION                                                                 175,698
    32,605   NEWALTA INCORPORATED                                                                232,969
     8,800   NICOR INCORPORATED                                                                  321,992
    59,809   NISOURCE INCORPORATED                                                               830,747
    21,300   PORTLAND GENERAL ELECTRIC COMPANY                                                   420,036
    39,000   REPUBLIC SERVICES INCORPORATED                                                    1,036,230
     3,600   UNISOURCE ENERGY CORPORATION                                                        110,700
     4,400   WGL HOLDINGS INCORPORATED                                                           145,816
                                                                                               7,468,323
                                                                                            ------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
   EQUIPMENT: 6.14%
    67,900   ADAPTEC INCORPORATED+                                                               226,786
    25,300   ADC TELECOMMUNICATIONS INCORPORATED+                                                211,002
    19,800   ARRIS GROUP INCORPORATED+                                                           257,598
   154,183   ATMI INCORPORATED+                                                                2,798,421
    25,800   CTS CORPORATION                                                                     239,940
     9,000   DIODES INCORPORATED+                                                                162,810
    37,200   FAIRCHILD SEMICONDUCTOR INTERNATIONAL INCORPORATED+                                 380,556
    18,165   GRAFTECH INTERNATIONAL LIMITED+                                                     267,026
    16,500   HARRIS STRATEX NETWORKS INCORPORATED CLASS A+                                       115,500
    18,400   HELEN OF TROY LIMITED+                                                              357,512
    19,800   HOUSTON WIRE & CABLE COMPANY                                                        218,790
    29,600   IMATION CORPORATION                                                                 274,392
    20,440   INTEGRATED ELECTRICAL SERVICES INCORPORATED+                                        164,542
    11,600   INTERNATIONAL RECTIFIER CORPORATION+                                                226,084
   135,300   JABIL CIRCUIT INCORPORATED                                                        1,814,373
    80,000   MAXIM INTEGRATED PRODUCTS INCORPORATED                                            1,451,200
    69,000   MOLEX INCORPORATED CLASS A                                                        1,296,510
   615,970   MRV COMMUNICATIONS INCORPORATED+                                                    566,692
    27,920   OSI SYSTEMS INCORPORATED+                                                           510,657
   189,580   POWER-ONE INCORPORATED+                                                             369,681
    50,875   RICHARDSON ELECTRONICS LIMITED                                                      259,463
    18,800   SPECTRUM BRANDS INCORPORATED+                                                       432,400
    32,200   TELLABS INCORPORATED+                                                               222,824
   112,125   TRIDENT MICROSYSTEMS INCORPORATED+                                                  290,404
    16,400   UNIVERSAL ELECTRONICS INCORPORATED+                                                 334,888
                                                                                              13,450,051
                                                                                            ------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 1.34%
    85,918   CRA INTERNATIONAL INCORPORATED+                                                   2,344,702
    18,270   INFINITY PHARMACEUTICALS INCORPORATED+                                              113,822
    72,040   SYMYX TECHNOLOGIES INCORPORATED+                                                    476,905
                                                                                               2,935,429
                                                                                            ------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 1.02%
     9,300   CROWN HOLDINGS INCORPORATED+                                                        252,960
    34,100   ILLINOIS TOOL WORKS INCORPORATED                                                  1,456,411
    36,700   QUANEX BUILDING PRODUCTS CORPORATION                                                527,012
                                                                                               2,236,383
                                                                                            ------------

                   Wells Fargo Advantage Master Portfolios 239


Portfolio of Investments--September 30, 2009

STRATEGIC SMALL CAP VALUE PORTFOLIO

  SHARES     SECURITY NAME                                                                      VALUE
----------   -------------------------------------------------------------------            ------------
FINANCIAL SERVICES: 0.17%
    17,665   KBW REGIONAL BANKING ETF                                                       $    376,618
                                                                                            ------------
FOOD & KINDRED PRODUCTS: 0.47%
     7,700   AMERICAN ITALIAN PASTA COMPANY CLASS A+                                             209,286
    11,927   CORN PRODUCTS INTERNATIONAL INCORPORATED                                            340,158
    40,890   DEL MONTE FOODS COMPANY                                                             473,506
                                                                                               1,022,950
                                                                                            ------------
FOOD STORES: 0.70%
     9,900   INGLES MARKETS INCORPORATED CLASS A                                                 156,717
   104,900   WINN-DIXIE STORES INCORPORATED+                                                   1,376,288
                                                                                               1,533,005
                                                                                            ------------
FOOTWEAR: 0.08%
     2,100   DECKERS OUTDOOR CORPORATION+                                                        178,185
                                                                                            ------------
FURNITURE & FIXTURES: 0.34%
    43,200   FURNITURE BRANDS INTERNATIONAL INCORPORATED                                         238,896
    15,300   HNI CORPORATION                                                                     361,080
    21,200   LSI INDUSTRIES INCORPORATED                                                         140,980
                                                                                                 740,956
                                                                                            ------------
HEALTHCARE: 0.03%
    23,052   SERACARE LIFE SCIENCES INCORPORATED+                                                 57,630
                                                                                            ------------
HEALTH SERVICES: 2.91%
    74,400   ALLIED HEALTHCARE INTERNATIONAL INCORPORATED+                                       208,320
    18,500   AMERICAN DENTAL PARTNERS INCORPORATED+                                              259,000
    82,700   BIOSCRIP INCORPORATED+                                                              559,052
    31,100   CARDIAC SCIENCE CORPORATION+                                                        124,400
    44,380   CROSS COUNTRY HEALTHCARE INCORPORATED+                                              413,178
    17,700   EMERITUS CORPORATION+                                                               388,515
    40,210   ENSIGN GROUP INCORPORATED                                                           564,146
    62,000   FIVE STAR QUALITY CARE INCORPORATED+                                                226,920
    24,355   GENTIVA HEALTH SERVICES INCORPORATED+                                               609,119
    11,340   HEALTHSOUTH REHABILITATION CORPORATION+                                             177,358
 1,058,200   HOOPER HOLMES INCORPORATED+                                                       1,026,454
    20,700   LHC GROUP INCORPORATED+                                                             619,551
    27,505   MDS INCORPORATED+                                                                   225,266
    22,100   NAUTILUS GROUP INCORPORATED+                                                         37,570
   116,423   NOVAMED INCORPORATED+                                                               527,396
    18,900   REHABCARE GROUP INCORPORATED+                                                       409,941
                                                                                               6,376,186
                                                                                            ------------
HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS: 0.38%
     4,020   MYR GROUP INCORPORATED                                                               84,782
    41,455   STERLING CONSTRUCTION COMPANY INCORPORATED+                                         742,459
                                                                                                 827,241
                                                                                            ------------
HOLDING & OTHER INVESTMENT OFFICES: 5.99%
    17,000   AGREE REALTY CORPORATION                                                            389,810
    69,920   ANNALY CAPITAL MANAGEMENT INCORPORATED                                            1,268,349
   254,400   ANWORTH MORTGAGE ASSET CORPORATION                                                2,004,672
    70,935   CAPSTEAD MORTGAGE CORPORATION                                                       986,706
    31,600   CARE INVESTMENT TRUST INCORPORATED                                                  242,372
     3,500   COLONIAL PROPERTIES TRUST                                                            34,055
   122,900   EXTERRAN HOLDINGS INCORPORATED+                                                   2,917,646

                  240 Wells Fargo Advantage Master Portfolios


                                    Portfolio of Investments--September 30, 2009

STRATEGIC SMALL CAP VALUE PORTFOLIO

  SHARES     SECURITY NAME                                                                      VALUE
----------   -------------------------------------------------------------------            ------------
HOLDING & OTHER INVESTMENT OFFICES (CONTINUED)
    10,200   FRANKLIN STREET PROPERTIES CORPORATION                                         $    133,620
    10,285   GLOBAL CONSUMER ACQUISITION CORPORATION+                                            100,176
    69,295   HILLTOP HOLDINGS INCORPORATED+                                                      849,557
    20,000   LASALLE HOTEL PROPERTIES                                                            393,200
    61,850   MEDICAL PROPERTIES TRUST INCORPORATED                                               483,049
   161,485   MFA MORTGAGE INVESTMENTS INCORPORATED                                             1,285,421
   202,765   ORIGEN FINANCIAL INCORPORATED+                                                      324,424
    90,061   PRIMORIS SERVICES CORPORATION                                                       649,340
    11,480   REDWOOD TRUST INCORPORATED                                                          177,940
     7,165   SILVER STANDARD RESOURCES INCORPORATED+                                             153,044
    32,500   U-STORE-IT TRUST                                                                    203,125
    65,540   UMH PROPERTIES INCORPORATED                                                         534,151
                                                                                              13,130,657
                                                                                            ------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.12%
    91,625   EMPIRE RESORTS INCORPORATED+                                                        275,791
                                                                                            ------------
HOUSEHOLD PRODUCTS, WARES: 0.31%
    97,200   PRESTIGE BRANDS HOLDINGS INCORPORATED+                                              684,288
                                                                                            ------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 5.42%
    41,255   ACTUANT CORPORATION CLASS A                                                         662,555
    29,200   BLOUNT INTERNATIONAL INCORPORATED+                                                  276,524
    58,375   BROCADE COMMUNICATIONS SYSTEMS INCORPORATED+                                        458,828
    23,600   COLUMBUS MCKINNON CORPORATION+                                                      357,540
    53,240   CRAY INCORPORATED+                                                                  443,489
     6,800   DIEBOLD INCORPORATED                                                                223,924
    34,200   FLANDER CORPORATION+                                                                176,472
     8,400   GARDNER DENVER INCORPORATED+                                                        292,992
   238,120   INTERMEC INCORPORATED+                                                            3,357,492
    26,200   INTEVAC INCORPORATED+                                                               352,128
    35,800   KENNAMETAL INCORPORATED                                                             881,038
    47,000   LEXMARK INTERNATIONAL INCORPORATED+                                               1,012,380
    40,850   MODINE MANUFACTURING COMPANY+                                                       378,680
    26,100   NN INCORPORATED+                                                                    121,104
   338,765   QUANTUM CORPORATION+                                                                426,844
    37,200   ROBBINS & MYERS INCORPORATED                                                        873,456
    55,300   SPARTECH CORPORATION                                                                595,581
     9,500   TENNANT COMPANY                                                                     276,070
    10,100   TIMKEN COMPANY                                                                      236,643
   101,265   VOYAGER LEARNING COMPANY+                                                           481,009
                                                                                              11,884,749
                                                                                            ------------
INSURANCE CARRIERS: 3.82%
    48,900   AMERICAN EQUITY INVESTMENT LIFE HOLDING COMPANY                                     343,278
    13,700   AMERICAN SAFETY INSURANCE GROUP LIMITED+                                            216,460
    22,950   AMERISAFE INCORPORATED+                                                             395,888
    26,481   ARGO GROUP INTERNATIONAL HOLDINGS LIMITED+                                          891,880
    56,800   BROWN & BROWN INCORPORATED                                                        1,088,288
    61,800   CRM HOLDINGS LIMITED+                                                                61,182
    28,000   DELPHI FINANCIAL GROUP INCORPORATED CLASS A                                         633,640
    27,700   DONEGAL GROUP INCORPORATED CLASS A                                                  427,688
     4,400   EMC INSURANCE GROUP INCORPORATED                                                     92,972
    23,900   HALLMARK FINANCIAL SERVICES INCORPORATED+                                           192,395
    20,100   KINGSWAY FINANCIAL SERVICES INCORPORATED                                             85,827
   110,182   MEADOWBROOK INSURANCE GROUP INCORPORATED                                            815,346
    12,780   MERCURY GENERAL CORPORATION                                                         462,380

                   Wells Fargo Advantage Master Portfolios 241


Portfolio of Investments--September 30, 2009

STRATEGIC SMALL CAP VALUE PORTFOLIO

  SHARES     SECURITY NAME                                                                      VALUE
----------   -------------------------------------------------------------------            ------------
INSURANCE CARRIERS (CONTINUED)
    14,100   NYMAGIC INCORPORATED                                                           $    243,366
    23,200   ONEBEACON INSURANCE GROUP LIMITED                                                   318,768
    40,700   PMA CAPITAL CORPORATION CLASS A+                                                    231,583
    58,100   SEABRIGHT INSURANCE HOLDINGS+                                                       663,502
    12,000   STANCORP FINANCIAL GROUP INCORPORATED                                               484,440
     7,500   STATE AUTO FINANCIAL CORPORATION                                                    134,475
    11,000   THE HANOVER INSURANCE GROUP INCORPORATED                                            454,630
     4,300   ZENITH NATIONAL INSURANCE CORPORATION                                               132,870
                                                                                               8,370,858
                                                                                            ------------
JUSTICE, PUBLIC ORDER & SAFETY: 0.61%
    66,209   GEO GROUP INCORPORATED+                                                           1,335,436
                                                                                            ------------
LEATHER & LEATHER PRODUCTS: 0.18%
   131,494   BAKERS FOOTWEAR GROUP INCORPORATED+                                                  92,046
    10,700   SHOE CARNIVAL INCORPORATED+                                                         164,994
     5,600   WEYCO GROUP INCORPORATED                                                            128,240
                                                                                                 385,280
                                                                                            ------------
LEGAL SERVICES: 0.37%
    19,600   RAYONIER INCORPORATED                                                               801,836
                                                                                            ------------
LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE: 0.42%
    28,610   NOBILITY HOMES INCORPORATED                                                         259,779
    29,261   SKYLINE CORPORATION                                                                 660,128
                                                                                                 919,907
                                                                                            ------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL
   GOODS: 5.47%
   156,564   ALLIED HEALTHCARE PRODUCTS INCORPORATED+                                            735,851
    60,600   CANTEL INDUSTRIES+                                                                  912,636
    22,096   COHERENT INCORPORATED+                                                              515,279
    17,000   HANGER ORTHOPEDIC GROUP INCORPORATED+                                               235,790
    68,200   HEALTHTRONICS INCORPORATED+                                                         167,772
   102,653   HERLEY INDUSTRIES INCORPORATED+                                                   1,339,622
    20,300   HOME DIAGNOSTICS INCORPORATION+                                                     137,228
     3,500   ICU MEDICAL INCORPORATED+                                                           129,010
   142,000   ION GEOPHYSICAL CORPORATION+                                                        499,840
   199,069   LTX-CREDENCE CORPORATION+                                                           328,464
    20,500   MEDICAL ACTION INDUSTRIES INCORPORATED+                                             247,435
    11,100   MILLIPORE CORPORATION+                                                              780,663
    93,800   NEWPORT CORPORATION+                                                                821,688
     8,200   PALOMAR MEDICAL TECHNOLOGIES INCORPORATED+                                          132,922
   117,500   PERKINELMER INCORPORATED                                                          2,260,700
    39,200   WATERS CORPORATION+                                                               2,189,712
    25,300   ZOLL MEDICAL CORPORATION+                                                           544,456
                                                                                              11,979,068
                                                                                            ------------
METAL MINING: 2.08%
    21,435   ELDORADO GOLD CORPORATION+                                                          244,359
    14,105   GOLDCORP INCORPORATED                                                               569,419
   367,200   GREAT BASIN GOLD LIMITED+                                                           561,816
   235,570   PETAQUILLA MINERALS LIMITED+                                                         87,868
    41,350   RANDGOLD RESOURCES LIMITED ADR                                                    2,889,538
    18,731   YAMANA GOLD INCORPORATED                                                            200,613
                                                                                               4,553,613
                                                                                            ------------

                   242 Wells Fargo Advantage Master Portfolios


                                    Portfolio of Investments--September 30, 2009

STRATEGIC SMALL CAP VALUE PORTFOLIO

  SHARES     SECURITY NAME                                                                      VALUE
----------   -------------------------------------------------------------------            ------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 1.76%
   118,860   ACCO BRANDS CORPORATION+                                                       $    858,169
    25,600   ARMSTRONG WORLD INDUSTRIES INCORPORATED+                                            882,176
    10,995   BLYTH INCORPORATED                                                                  425,836
    22,700   KID BRANDS INCORPORATED+                                                            140,740
   251,614   LEAPFROG ENTERPRISES INCORPORATED+                                                1,034,134
    21,200   LYDALL INCORPORATED+                                                                111,512
    15,100   RC2 CORPORATION+                                                                    215,175
     9,300   STANDEX INTERNATIONAL CORPORATION                                                   184,419
                                                                                               3,852,161
                                                                                            ------------
MISCELLANEOUS RETAIL: 0.40%
    24,700   AC MOORE ARTS & CRAFTS INCORPORATED+                                                 88,920
    87,400   OFFICE DEPOT INCORPORATED+                                                          578,588
    30,100   PC MALL INCORPORATED+                                                               206,486
                                                                                                 873,994
                                                                                            ------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 0.03%
    13,520   YRC WORLDWIDE INCORPORATED+                                                          60,164
                                                                                            ------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 1.55%
   451,071   CAPITALSOURCE INCORPORATED                                                        1,957,648
    85,258   MCG CAPITAL CORPORATION+                                                            357,231
    69,200   PEOPLE'S UNITED FINANCIAL INCORPORATED                                            1,076,752
                                                                                               3,391,631
                                                                                            ------------
OIL & GAS EXTRACTION: 5.45%
     8,800   ATWOOD OCEANICS INCORPORATED+                                                       310,376
     7,400   BJ SERVICES COMPANY                                                                 143,782
    55,000   BRIGHAM EXPLORATION COMPANY+                                                        499,400
     5,600   COMSTOCK RESOURCES INCORPORATED+                                                    224,448
     6,100   DEVON ENERGY CORPORATION                                                            410,713
    15,575   FOREST OIL CORPORATION+                                                             304,803
   135,265   GLOBAL INDUSTRIES LIMITED+                                                        1,285,018
    40,995   HELIX ENERGY SOLUTIONS GROUP INCORPORATED+                                          614,105
    11,145   HELMERICH & PAYNE INCORPORATED                                                      440,562
    29,065   HERCULES OFFSHORE INCORPORATED+                                                     142,709
    70,110   KEY ENERGY SERVICES INCORPORATED+                                                   609,957
   102,295   MCMORAN EXPLORATION COMPANY+                                                        772,327
   306,555   NEWPARK RESOURCES INCORPORATED+                                                     984,042
    10,605   OCEANEERING INTERNATIONAL INCORPORATED+                                             601,834
     6,465   PRIDE INTERNATIONAL INCORPORATED+                                                   196,795
    26,375   RANGE RESOURCES CORPORATION                                                       1,301,870
    21,885   SANDRIDGE ENERGY INCORPORATED+                                                      283,630
       451   SEAHAWK DRILLING INCORPORATED+                                                       14,022
    75,400   STONE ENERGY CORPORATION+                                                         1,229,774
    12,800   SUPERIOR ENERGY SERVICES INCORPORATED+                                              288,256
    51,410   TRILOGY ENERGY TRUST                                                                367,815
     5,100   UNIT CORPORATION+                                                                   210,375
    25,900   WARREN RESOURCES INCORPORATED+                                                       76,664
    41,305   WILLBROS GROUP INCORPORATED+                                                        629,075
                                                                                              11,942,352
                                                                                            ------------
PAPER & ALLIED PRODUCTS: 0.22%
     8,300   SONOCO PRODUCTS COMPANY                                                             228,582
    14,700   STANDARD REGISTER COMPANY                                                            86,436
    17,655   WAUSAU PAPER CORPORATION                                                            176,550
                                                                                                 491,568
                                                                                            ------------

                   Wells Fargo Advantage Master Portfolios 243


Portfolio of Investments--September 30, 2009

STRATEGIC SMALL CAP VALUE PORTFOLIO

  SHARES     SECURITY NAME                                                                      VALUE
----------   -------------------------------------------------------------------            ------------
PERSONAL SERVICES: 0.45%
     7,900   COINSTAR INCORPORATED+                                                         $    260,542
    37,500   REGIS CORPORATION                                                                   581,250
    21,400   SERVICE CORPORATION INTERNATIONAL US                                                150,014
                                                                                                 991,806
                                                                                            ------------
PETROLEUM REFINING & RELATED INDUSTRIES: 1.47%
    20,000   DELEK US HOLDINGS INCORPORATED                                                      171,400
    53,250   INTEROIL CORPORATION+                                                             2,091,660
    34,000   WD-40 COMPANY                                                                       965,600
                                                                                               3,228,660
                                                                                            ------------
PHARMACEUTICALS: 0.18%
    21,000   PHARMERICA CORPORATION+                                                             389,970
                                                                                            ------------
PIPELINES: 0.13%
     6,200   ENBRIDGE ENERGY PARTNERS LP                                                         279,372
                                                                                            ------------
PRIMARY METAL INDUSTRIES: 0.08%
     7,200   BELDEN CDT INCORPORATED                                                             166,320
                                                                                            ------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 0.44%
    15,600   AMERICAN GREETINGS CORPORATION CLASS A                                              347,880
    13,300   ENNIS INCORPORATED                                                                  214,529
    17,270   JOURNAL COMMUNICATIONS INCORPORATED CLASS A                                          63,554
    33,680   MCCLATCHY COMPANY CLASS A                                                            86,221
     5,900   MULTI-COLOR CORPORATION                                                              91,037
    72,000   PRESSTEK INCORPORATED+                                                              151,920
                                                                                                 955,141
                                                                                            ------------
PROPERTY - CASUALTY INSURANCE: 0.08%
     7,400   AMERICAN PHYSICIANS SERVICE GROUP INCORPORATED                                      170,496
                                                                                            ------------
REAL ESTATE: 1.43%
   476,310   CHIMERA INVESTMENT CORPORATION                                                    1,819,504
    32,504   FORESTAR REAL ESTATE GROUP INCORPORATED+                                            558,419
    22,090   HATTERAS FINANCIAL CORPORATION                                                      662,258
    34,400   THOMAS PROPERTIES GROUP INCORPORATED                                                 99,416
                                                                                               3,139,597
                                                                                            ------------
REAL ESTATE INVESTMENT TRUST (REIT): 0.24%
    33,700   CEDAR SHOPPING CENTERS INCORPORATED+                                                217,365
    60,621   LEXINGTON CORPORATE PROPERTIES TRUST                                                309,168
                                                                                                 526,533
                                                                                            ------------
RESTAURANTS: 0.12%
    36,100   MCCORMICK & SCHMICK'S SEAFOOD INCORPORATED+                                         268,584
                                                                                            ------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.77%
   197,198   INTERTAPE POLYMER GROUP INCORPORATED+                                               522,575
    12,921   JARDEN CORPORATION                                                                  362,692
    40,900   SEALED AIR CORPORATION                                                              802,867
                                                                                               1,688,134
                                                                                            ------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 0.35%
    28,504   ALLIANCE BERNSTEIN HOLDING LP                                                       777,589
                                                                                            ------------

                  244 Wells Fargo Advantage Master Portfolios


                                    Portfolio of Investments--September 30, 2009

STRATEGIC SMALL CAP VALUE PORTFOLIO

  SHARES     SECURITY NAME                                                                      VALUE
----------   -------------------------------------------------------------------            ------------
SOFTWARE: 0.97%
   107,900   ELECTRONIC ARTS INCORPORATED+                                                  $  2,055,495
     4,700   EPIQ SYSTEMS INCORPORATED+                                                           68,150
                                                                                               2,123,645
                                                                                            ------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 0.53%
    81,615   GENTEX CORPORATION                                                                1,154,852
                                                                                            ------------
TEXTILE MILL PRODUCTS: 0.13%
    14,782   ALBANY INTERNATIONAL CORPORATION CLASS A                                            286,771
                                                                                            ------------
TRANSPORTATION BY AIR: 0.71%
    96,895   AIRTRAN HOLDINGS INCORPORATED+                                                      605,594
     9,950   ALASKA AIR GROUP INCORPORATED+                                                      266,561
    46,620   JETBLUE AIRWAYS CORPORATION+                                                        278,788
     5,906   PHI INCORPORATED+                                                                   123,554
    14,455   PHI INCORPORATED (NON-VOTING)+                                                      293,147
                                                                                               1,567,644
                                                                                            ------------
TRANSPORTATION EQUIPMENT: 0.58%
    23,100   ATC TECHNOLOGY CORPORATION+                                                         456,456
    36,598   EXIDE TECHNOLOGIES+                                                                 291,686
    49,000   SPARTAN MOTORS INCORPORATED                                                         251,860
     7,400   WABTEC CORPORATION                                                                  277,722
                                                                                               1,277,724
                                                                                            ------------
TRANSPORTATION SERVICES: 0.63%
    14,100   DYNAMEX INCORPORATED+                                                               230,253
     8,400   GATX CORPORATION                                                                    234,780
    63,400   UTI WORLDWIDE INCORPORATED                                                          918,032
                                                                                               1,383,065
                                                                                            ------------
WHOLESALE TRADE NON-DURABLE GOODS: 0.82%
    18,500   BARE ESCENTUALS INCORPORATED+                                                       219,965
   111,100   KENNETH COLE PRODUCTIONS INCORPORATED CLASS A+                                    1,114,333
    19,600   SCHOOL SPECIALTY INCORPORATED+                                                      464,912
                                                                                               1,799,210
                                                                                            ------------
WHOLESALE TRADE-DURABLE GOODS: 1.18%
     7,200   BARNES GROUP INCORPORATED                                                           123,048
    11,000   INTERLINE BRANDS INCORPORATED+                                                      185,350
    50,800   KAMAN CORPORATION CLASS A                                                         1,116,584
    14,900   LKQ CORPORATION+                                                                    276,246
     7,000   OWENS & MINOR INCORPORATED                                                          316,750
    64,868   PATRICK INDUSTRIES INCORPORATED+                                                    228,335
    18,700   POMEROY IT SOLUTIONS INCORPORATED+                                                  120,615
    16,300   WILLIS LEASE FINANCE CORPORATION+                                                   222,814
                                                                                               2,589,742
                                                                                            ------------
TOTAL COMMON STOCKS (COST $207,355,270)                                                      198,296,926
                                                                                            ------------
INVESTMENT COMPANIES: 2.54%
    46,500   ISHARES RUSSELL 2000 INDEX FUND                                                   2,800,695
    49,000   ISHARES RUSSELL 2000 VALUE INDEX FUND                                             2,769,970
TOTAL INVESTMENT COMPANIES (COST $5,478,418)                                                   5,570,665
                                                                                            ------------

                   Wells Fargo Advantage Master Portfolios 245


Portfolio of Investments--September 30, 2009

STRATEGIC SMALL CAP VALUE PORTFOLIO

  SHARES     SECURITY NAME                                                         YIELD        VALUE
----------   -------------------------------------------------------------------   -----    ------------
PREFERRED STOCKS: 0.16%
     4,625   ANWORTH MORTGAGE (REAL ESTATE INVESTMENT TRUST)                       0.40%(t) $    109,381
     1,600   CARRIAGE SERVICES INCORPORATED (COMMERCIAL SERVICES)(A)               0.87(t)        42,400
     4,300   LASALLE HOTEL PROPERTIES (REAL ESTATE INVESTMENT TRUST)               0.50(t)        93,568
     4,978   SVB CAPITAL II (BANK)                                                 0.44(t)        94,930
TOTAL PREFERRED STOCKS (COST $275,129)                                                           340,279
                                                                                            ------------
SHORT-TERM INVESTMENTS: 4.49%
 9,836,256   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                          0.22%(s)    9,836,256
                                                                                            ------------
TOTAL SHORT-TERM INVESTMENTS (COST $9,836,256)                                                 9,836,256
                                                                                            ------------
TOTAL INVESTMENTS IN SECURITIES
(COST $222,945,073)*                                                       97.68%           $214,044,126
OTHER ASSETS AND LIABILITIES, NET                                           2.32               5,085,332
                                                                          ------            ------------
TOTAL NET ASSETS                                                          100.00%           $219,129,458
                                                                          ------            ------------

----------
+    Non-income earning securities.

(s)  Rate shown is the 1-day annualized yield at period end.

(t)  Rate shown is the annual yield at period end.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The fund does not pay an investment advisory fee for such investments.

+++  Short-term security of an affiliate of the Fund with a cost of $9,836,256.

* Cost for federal income tax purposes is $227,028,479 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation   $ 31,805,151
Gross unrealized depreciation    (44,789,504)
                                ------------
Net unrealized depreciation     $(12,984,353)

The accompanying notes are an integral part of these financial statements.

                   246 Wells Fargo Advantage Master Portfolios


                        Statements of Assets and Liabilities--September 30, 2009

                                                                        C&B Large    Disciplined
                                                                        Cap Value       Growth
                                                                        Portfolio     Portfolio
                                                                      ------------   -----------
ASSETS
   Investments
      In securities, at value (including securities on loan) ......   $628,330,765   $87,511,667
      Collateral received for securities loaned ...................     45,991,630     9,995,668
      In affiliates ...............................................     13,510,700     1,804,522
                                                                      ------------   -----------
   Total investments at value (see cost below) ....................    687,833,095    99,311,857
                                                                      ------------   -----------
   Foreign currency, at value .....................................              0             0
   Receivable for investments sold ................................      3,817,171             0
   Receivables for dividends and interest .........................      1,614,985       101,648
   Unrealized appreciation on forward foreign currency contracts ..              0             0
                                                                      ------------   -----------
Total assets ......................................................    693,265,251    99,413,505
                                                                      ------------   -----------
LIABILITIES
   Payable for daily variation margin on futures contracts ........              0             0
   Foreign taxes payable ..........................................              0             0
   Payable for investments purchased ..............................      8,952,628             0
   Unrealized depreciation on forward foreign currency contracts ..              0             0
   Payable upon receipt of securities loaned ......................     48,117,436    10,441,634
   Payable to investment advisor and affiliates ...................        300,601        48,642
   Accrued expenses and other liabilities .........................         23,346        27,298
                                                                      ------------   -----------
Total liabilities .................................................     57,394,011    10,517,574
                                                                      ------------   -----------
TOTAL NET ASSETS ..................................................   $635,871,240   $88,895,931
                                                                      ============   ===========
Investments at cost ...............................................   $743,996,572   $91,038,191
                                                                      ------------   -----------
Foreign currencies at cost ........................................   $          0   $         0
                                                                      ------------   -----------
Securities on loan, at value ......................................   $ 45,710,588   $10,132,360
                                                                      ------------   -----------

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Master Portfolios 247


Statements of Assets and Liabilities--September 30, 2009

  Emerging        Equity         Equity                       International   International
   Growth         Income          Value           Index            Core           Growth
  Portfolio      Portfolio      Portfolio       Portfolio       Portfolio       Portfolio
------------   ------------   ------------   --------------   -------------   -------------
$ 86,671,034   $262,079,175   $505,946,627   $1,933,101,433    $71,510,971     $153,154,762
  33,923,415     10,609,707     58,595,627      124,750,023        906,655        6,403,090
   2,292,503      2,278,347      8,206,295       41,589,801        753,488        3,064,470
------------   ------------   ------------   --------------    -----------     ------------
 122,886,952    274,967,229    572,748,549    2,099,441,257     73,171,114      162,622,322
------------   ------------   ------------   --------------    -----------     ------------
           0              0              0                0            173               98
   2,395,251              0      9,706,851                0      2,362,754        1,010,470
       6,709        223,120        325,790        2,421,891        100,544          352,654
           0              0              0                0          5,799                0
------------   ------------   ------------   --------------    -----------     ------------
 125,288,912    275,190,349    582,781,190    2,101,863,148     75,640,384      163,985,544
------------   ------------   ------------   --------------    -----------     ------------

           0              0              0           29,325              0                0
           0              0              0                0         12,594           53,752
   1,456,419              0      8,840,552                0      1,652,268        1,732,006
           0              0              0                0        448,374                0
  35,117,114     11,721,343     60,542,916      135,109,900        906,655        6,414,610
      61,640        130,857        259,837          102,624         33,210          123,453
      28,266         35,777         22,181           36,924         45,298           34,386
------------   ------------   ------------   --------------    -----------     ------------
  36,663,439     11,887,977     69,665,486      135,278,773      3,098,399        8,358,207
------------   ------------   ------------   --------------    -----------     ------------
$ 88,625,473   $263,302,372   $513,115,704   $1,966,584,375    $72,541,985     $155,627,337
============   ============   ============   ==============    ===========     ============
$108,401,274   $277,788,299   $526,434,867   $2,188,729,603    $61,815,230     $142,883,820
------------   ------------   ------------   --------------    -----------     ------------
$          0   $          0   $          0   $            0    $         0     $         98
------------   ------------   ------------   --------------    -----------     ------------
$ 34,696,880   $ 10,714,489   $ 60,030,999   $  124,528,356    $   754,673     $  6,134,520
------------   ------------   ------------   --------------    -----------     ------------

                   248 Wells Fargo Advantage Master Portfolios


                        Statements of Assets and Liabilities--September 30, 2009

                                                                      International   International
                                                                          Index           Value
                                                                        Portfolio       Portfolio
                                                                      -------------   -------------
ASSETS
   Investments
      In securities, at value (including securities on loan) ......    $71,188,601     $305,318,166
      Collateral received for securities loaned ...................        840,194        8,284,956
      In affiliates ...............................................        727,589        3,858,180
                                                                       -----------     ------------
   Total investments at value (see cost below) ....................     72,756,384      317,461,302
                                                                       -----------     ------------
   Foreign currency, at value .....................................        321,992        5,065,398
   Variation margin receivable on futures contracts ...............        245,129                0
   Receivable for investments sold ................................              0          429,710
   Receivables for dividends and interest .........................        246,402        1,325,542
   Receivable from investment advisor and affiliates ..............          6,468                0
   Unrealized appreciation on forward foreign currency contracts ..          2,564                0
                                                                       -----------     ------------
Total assets ......................................................     73,578,939      324,281,952
                                                                       -----------     ------------
LIABILITIES
   Payable for daily variation margin on futures contracts ........              0                0
   Payable for investments purchased ..............................              0          654,524
   Unrealized depreciation on forward foreign currency contracts ..          6,098                0
   Payable upon receipt of securities loaned ......................        845,993        8,320,192
   Payable to investment advisor and affiliates ...................              0          230,631
   Accrued expenses and other liabilities .........................         50,405           34,441
                                                                       -----------     ------------
Total liabilities .................................................        902,496        9,239,788
                                                                       -----------     ------------
TOTAL NET ASSETS ..................................................    $72,676,443     $315,042,164
                                                                       ===========     ============
Investments at cost ...............................................    $70,426,232     $363,175,862
                                                                       -----------     ------------
Foreign currencies at cost ........................................    $   321,230     $  4,936,099
                                                                       -----------     ------------
Securities on loan, at value ......................................    $   779,810     $  7,846,188
                                                                       -----------     ------------

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Master Portfolios 249


Statements of Assets and Liabilities--September 30, 2009

  Large Cap     Large Company     Small Cap    Small Company   Small Company      Strategic
Appreciation       Growth          Index          Growth           Value          Small Cap
  Portfolio       Portfolio       Portfolio      Portfolio       Portfolio     Value Portfolio
------------   --------------   ------------   -------------   -------------   ---------------
$ 93,459,061   $  983,876,475   $243,303,406    $391,926,633    $225,293,537     $204,207,870
  10,061,104       77,051,268     54,344,747      48,190,776      42,705,437                0
   2,319,166        7,822,958      2,910,724       3,924,570      17,992,408        9,836,256
------------   --------------   ------------    ------------    ------------     ------------
 105,839,331    1,068,750,701    300,558,877     444,041,979     285,991,382      214,044,126
------------   --------------   ------------    ------------    ------------     ------------
           0                0              0               0               0                0
           0                0              0               0               0                0
           0                0        230,030       3,376,980          48,373        5,789,099
      81,316          232,146        215,995          59,418         288,543          317,470
           0                0              0               0               0                0
           0                0              0               0               0                0
------------   --------------   ------------    ------------    ------------     ------------
 105,920,647    1,068,982,847    301,004,902     447,478,377     286,328,298      220,150,695
------------   --------------   ------------    ------------    ------------     ------------

           0                0         20,140               0               0                0
     760,800                0        409,700       3,983,979       2,104,954          847,605
           0                0              0               0               0                0
  10,459,872       83,619,946     57,415,794      51,436,784      44,809,919                0
      45,346          469,155         35,443         239,630         155,196          147,786
      22,562           38,062         29,235          29,744          26,366           25,846
------------   --------------   ------------    ------------    ------------     ------------
  11,288,580       84,127,163     57,910,312      55,690,137      47,096,435        1,021,237
------------   --------------   ------------    ------------    ------------     ------------
$ 94,632,067   $  984,855,684   $243,094,590    $391,788,240    $239,231,863     $219,129,458
============   ==============   ============    ============    ============     ============
$ 94,505,417   $1,004,889,825   $337,649,204    $382,580,666    $237,582,842     $222,945,073
------------   --------------   ------------    ------------    ------------     ------------
$          0   $            0   $          0    $          0    $          0     $          0
------------   --------------   ------------    ------------    ------------     ------------
$ 10,034,240   $   78,579,237   $ 54,662,157    $ 48,095,393    $ 42,408,914     $          0
------------   --------------   ------------    ------------    ------------     ------------

                   250 Wells Fargo Advantage Master Portfolios


                 Statements of Operations--For the Year Ended September 30, 2009

                                                                        C&B Large     Disciplined
                                                                        Cap Value       Growth
                                                                        Portfolio     Portfolio
                                                                      ------------   ------------
INVESTMENT INCOME
   Dividends(1) ...................................................   $ 14,400,583   $    992,477
   Interest .......................................................              0              0
   Income from affiliated securities ..............................        129,865         20,529
   Securities lending income ......................................         36,761         12,086
                                                                      ------------   ------------
Total investment income ...........................................     14,567,209      1,025,092
                                                                      ------------   ------------
EXPENSES
   Advisory fees ..................................................      3,590,969        545,777
   Custody fees ...................................................        103,097         15,594
   Professional fees ..............................................         53,286         42,450
   Shareholder reports ............................................          4,088            318
   Trustees' fees .................................................         10,578         10,578
   Other fees and expenses ........................................         10,353          3,671
                                                                      ------------   ------------
Total expenses ....................................................      3,772,371        618,388
                                                                      ------------   ------------
LESS
   Waived fees ....................................................       (491,838)       (16,782)
   Expense reductions .............................................              0              0
   Net expenses ...................................................      3,280,533        601,606
                                                                      ------------   ------------
Net investment income (loss) ......................................     11,286,676        423,486
                                                                      ------------   ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
NET REALIZED GAIN (LOSS) FROM
   Unaffiliated securities, foreign currencies and foreign currency
      translation .................................................    (71,033,035)   (31,136,170)
   Collateral received for securities loaned ......................       (171,132)       (26,706)
   Forward foreign currency contracts .............................              0              0
   Futures transactions ...........................................              0              0
                                                                      ------------   ------------
Net realized loss from investments ................................    (71,204,167)   (31,162,876)
                                                                      ------------   ------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   Unaffiliated securities, foreign currencies and foreign currency
      translation .................................................     25,600,915     10,008,749
   Collateral received for securities loaned ......................       (300,723)      (124,970)
   Forward foreign currency contracts .............................              0              0
   Futures transactions ...........................................              0              0
                                                                      ------------   ------------
Net change in unrealized appreciation (depreciation) of
   investments ....................................................     25,300,192      9,883,779
                                                                      ------------   ------------
Net realized and unrealized gain (loss) on investments ............    (45,903,975)   (21,279,097)
                                                                      ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...   $(34,617,299)  $(20,855,611)
                                                                      ============   ============
1 Net of foreign withholding taxes of .............................   $     83,520   $          0

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Master Portfolios 251


Statements of Operations--For the Year Ended September 30, 2009

  Emerging        Equity          Equity                      International   International
   Growth          Income         Value           Index           Core            Growth
  Portfolio      Portfolio      Portfolio       Portfolio       Portfolio       Portfolio
------------   ------------   -------------   -------------   -------------   -------------
$    165,834   $  8,021,787   $  11,520,515   $  44,088,674    $  1,798,315    $  3,041,873
           0              0               0          15,947               0               0
      17,134         13,215          78,160         128,109          15,691          41,687
      96,807        229,975         104,085       1,258,310          41,903         115,787
------------   ------------   -------------   -------------    ------------    ------------
     279,775      8,264,977      11,702,760      45,491,040       1,855,909       3,199,347
------------   ------------   -------------   -------------    ------------    ------------

     619,330      1,712,419       3,171,153       1,507,054         603,773       1,079,532
      14,572         48,926          90,650         335,214          63,555         113,635
      38,650         51,825          37,814          46,156          86,677          77,290
         202          1,187           2,118           2,924             216           1,083
      10,578         10,578          10,578          10,578          10,578          10,578
       1,916          5,641           9,287          28,157          19,843          17,122
------------   ------------   -------------   -------------    ------------    ------------
     685,248      1,830,576       3,321,600       1,930,083         784,642       1,299,240
------------   ------------   -------------   -------------    ------------    ------------

     (21,870)      (151,553)       (183,703)       (256,887)        (53,385)        (43,318)
           0         (1,020)              0               0               0               0
     663,378      1,678,003       3,137,897       1,673,196         731,257       1,255,922
------------   ------------   -------------   -------------    ------------    ------------
    (383,603)     6,586,974       8,564,863      43,817,844       1,124,652       1,943,425
------------   ------------   -------------   -------------    ------------    ------------



 (23,441,760)    (8,221,289)   (171,390,152)        518,297     (36,886,368)    (41,563,740)
     (83,936)       (55,270)       (135,575)       (899,927)              0               0
           0              0               0               0        (290,791)              0
           0              0               0        (825,173)              0               0
------------   ------------   -------------   -------------    ------------    ------------
 (23,525,696)    (8,276,559)   (171,525,727)     (1,206,803)    (37,177,159)    (41,563,740)
------------   ------------   -------------   -------------    ------------    ------------


  17,189,983    (42,040,278)    110,385,397    (220,791,647)     27,344,690      49,986,007
    (289,313)      (114,588)       (374,168)     (1,721,328)         (3,913)        (11,520)
           0              0               0               0        (442,240)        (21,709)
           0              0               0         769,714               0               0
------------   ------------   -------------   -------------    ------------    ------------

  16,900,670    (42,154,866)    110,011,229    (221,743,261)     26,898,537      49,952,778
------------   ------------   -------------   -------------    ------------    ------------
  (6,625,026)   (50,431,425)    (61,514,498)   (222,950,064)    (10,278,622)      8,389,038
------------   ------------   -------------   -------------    ------------    ------------
$ (7,008,629)  $(43,844,451)  $ (52,949,635)  $(179,132,220)   $ (9,153,970)   $ 10,332,463
============   ============   =============   =============    ============    ============
$        690   $     12,098   $      26,641   $      12,647    $    221,668    $    310,172

                   252 Wells Fargo Advantage Master Portfolios


                 Statements of Operations--For the Year Ended September 30, 2009

                                                                      International   International
                                                                           Index          Value
                                                                        Portfolio         Portfolio
                                                                      -------------   -------------
INVESTMENT INCOME
   Dividends(1) ...................................................    $ 2,080,240     $  9,569,634
   Interest .......................................................          2,465            1,391
   Income from affiliated securities ..............................          3,948           89,150
   Securities lending income ......................................         49,133          237,940
                                                                       -----------     ------------
Total investment income ...........................................      2,135,786        9,898,115
                                                                       -----------     ------------
EXPENSES
   Advisory fees ..................................................        224,862        2,506,886
   Custody fees ...................................................         64,246          263,883
   Professional fees ..............................................         46,077           44,579
   Shareholder reports ............................................            518            2,394
   Trustees' fees .................................................         10,578           10,578
   Other fees and expenses ........................................          6,088            8,573
                                                                       -----------     ------------
Total expenses ....................................................        352,369        2,836,893
                                                                       -----------     ------------
LESS
   Waived fees ....................................................        (55,622)        (127,468)
   Expense reductions .............................................              0                0
   Net expenses ...................................................        296,747        2,709,425
                                                                       -----------     ------------
Net investment income (loss) ......................................      1,839,039        7,188,690
                                                                       -----------     ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
NET REALIZED GAIN (LOSS) FROM
   Unaffiliated securities, foreign currencies and foreign currency
      translation .................................................     (3,496,629)     (35,211,563)
   Collateral received for securities loaned ......................              0                0
   Forward foreign currency contracts .............................          8,796                0
   Futures transactions ...........................................       (372,450)               0
                                                                       -----------     ------------
Net realized loss from investments ................................     (3,860,283)     (35,211,563)
                                                                       -----------     ------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   Unaffiliated securities, foreign currencies and foreign currency
      translation .................................................         85,359       48,041,215
   Collateral received for securities loaned ......................         (5,799)         (35,236)
   Forward foreign currency contracts .............................         42,868              882
   Futures transactions ...........................................        150,758                0
                                                                       -----------     ------------
Net change in unrealized appreciation (depreciation) of
   investments ....................................................        273,186       48,006,861
                                                                       -----------     ------------
Net realized and unrealized gain (loss) on investments ............     (3,587,097)      12,795,298
                                                                       -----------     ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...    $(1,748,058)    $ 19,983,988
                                                                       ===========     ============
1 Net of foreign withholding taxes of .............................    $   202,559     $  1,014,069

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Master Portfolios 253


Statements of Operations--For the Year Ended September 30, 2009

  Large Cap    Large Company     Small Cap    Small Company   Small Company      Strategic
Appreciation       Growth          Index          Growth          Value          Small Cap
  Portfolio      Portfolio       Portfolio      Portfolio       Portfolio     Value Portfolio
------------   -------------   ------------   -------------   -------------   ---------------
$  1,486,847    $ 13,704,994   $  3,076,870    $    765,952   $   4,872,411     $  3,668,285
           0               0          3,994               0               0                0
      20,273          91,326         24,700          94,133          78,973           48,120
      12,656         590,591        317,552         272,001         396,468                0
------------    ------------   ------------    ------------   -------------     ------------
   1,519,776      14,386,911      3,423,116       1,132,086       5,347,852        3,716,405
------------    ------------   ------------    ------------   -------------     ------------

     668,437       6,134,564        402,627       2,821,668       2,230,040        1,543,858
      19,098         181,243         40,263          66,392          52,471           36,326
      39,531          44,027         57,157          46,646          50,357           55,720
         173           1,311          1,069           1,533           1,286            1,862
      10,578          10,578         10,578          10,578          10,578           10,578
       4,427           9,279          5,058           7,205           8,263            4,495
------------    ------------   ------------    ------------   -------------     ------------
     742,244       6,381,002        516,752       2,954,022       2,352,995        1,652,839
------------    ------------   ------------    ------------   -------------     ------------

     (62,985)       (775,003)       (40,280)        (74,502)        (41,561)        (314,713)
           0          (3,195)             0            (463)              0                0
     679,259       5,602,804        476,472       2,879,057       2,311,434        1,338,126
------------    ------------   ------------    ------------   -------------     ------------
     840,517       8,784,107      2,946,644      (1,746,971)      3,036,418        2,378,279
------------    ------------   ------------    ------------   -------------     ------------



 (46,491,580)    (72,769,879)    (9,040,861)    (90,868,800)   (190,501,525)     (63,513,017)
     (38,038)       (387,124)      (196,050)       (231,103)       (147,632)               0
           0               0              0               0               0                0
           0               0       (139,639)              0               0                0
------------    ------------   ------------    ------------   -------------     ------------
 (46,529,618)    (73,157,003)    (9,376,550)    (91,099,903)   (190,649,157)     (63,513,017)
------------    ------------   ------------    ------------   -------------     ------------


  27,558,267      (2,728,760)   (23,986,416)     73,757,190     129,155,401       36,276,909
     (75,375)     (1,213,939)      (670,642)       (893,103)       (622,161)               0
           0               0              0               0               0                0
           0               0         83,728               0               0                0
------------    ------------   ------------    ------------   -------------     ------------

  27,482,892      (3,942,699)   (24,573,330)     72,864,087     128,533,240       36,276,909
------------    ------------   ------------    ------------   -------------     ------------
 (19,046,726)    (77,099,702)   (33,949,880)    (18,235,816)    (62,115,917)     (27,236,108)
------------    ------------   ------------    ------------   -------------     ------------
$(18,206,209)   $(68,315,595)  $(31,003,236)   $(19,982,787)  $ (59,079,499)    $(24,857,829)
============    ============   ============    ============   =============     ============
$          0    $    121,342   $      1,083    $          0   $           0     $     11,188

                   254 Wells Fargo Advantage Master Portfolios


                                             Statements of Changes in Net Assets

                                                                                       C&B LARGE CAP VALUE PORTFOLIO
                                                                                  ---------------------------------------
                                                                                        For the              For the
                                                                                      Year Ended           Year Ended
                                                                                  September 30, 2009   September 30, 2008
                                                                                  ------------------   ------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets .......................................................     $ 676,445,814        $1,241,289,608
OPERATIONS
   Net investment income (loss) ...............................................        11,286,676            15,681,846
   Net realized gain (loss) on investments ....................................       (71,204,167)          (36,158,229)
   Net change in unrealized appreciation (depreciation) of investments ........        25,300,192          (191,820,188)
                                                                                    -------------        --------------
Net decrease in net assets resulting from operations ..........................       (34,617,299)         (212,296,571)
                                                                                    -------------        --------------
CAPITAL SHARES TRANSACTIONS
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   Contributions ..............................................................       114,730,358            98,602,518
   Withdrawals ................................................................      (120,687,633)         (451,149,741)
                                                                                    -------------        --------------
Net increase (decrease) from transactions in investors' beneficial interests ..        (5,957,275)         (352,547,223)
                                                                                    -------------        --------------
NET INCREASE (DECREASE) IN NET ASSETS .........................................       (40,574,574)         (564,843,794)
                                                                                    =============        ==============
ENDING NET ASSETS .............................................................     $ 635,871,240        $  676,445,814
                                                                                    =============        ==============

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Master Portfolios 255


Statements of Changes in Net Assets

      DISCIPLINED GROWTH PORTFOLIO               EMERGING GROWTH PORTFOLIO                  EQUITY INCOME PORTFOLIO
---------------------------------------   ---------------------------------------   ---------------------------------------
      For the              For the              For the              For the              For the              For the
    Year Ended           Year Ended           Year Ended           Year Ended           Year Ended           Year Ended
September 30, 2009   September 30, 2008   September 30, 2009   September 30, 2008   September 30, 2009   September 30, 2008
------------------   ------------------   ------------------   ------------------   ------------------   ------------------

   $108,621,365         $183,601,568         $ 99,217,350        $ 86,519,880          $358,051,926        $ 665,234,283

        423,486               98,805             (383,603)           (496,932)            6,586,974           10,407,639
    (31,162,876)           4,027,210          (23,525,696)        (18,166,474)           (8,276,559)          15,018,976
      9,883,779          (42,219,547)          16,900,670         (16,577,253)          (42,154,866)        (147,450,348)
   ------------         ------------         ------------        ------------          ------------        -------------
    (20,855,611)         (38,093,532)          (7,008,629)        (35,240,659)          (43,844,451)        (122,023,733)
   ------------         ------------         ------------        ------------          ------------        -------------


     19,431,523           14,240,316           14,074,802          80,290,432            15,470,818           20,691,701
    (18,301,346)         (51,126,987)         (17,658,050)        (32,352,303)          (66,375,921)        (205,850,325)
   ------------         ------------         ------------        ------------          ------------        -------------
      1,130,177          (36,886,671)          (3,583,248)         47,938,129           (50,905,103)        (185,158,624)
   ------------         ------------         ------------        ------------          ------------        -------------
    (19,725,434)         (74,980,203)         (10,591,877)         12,697,470           (94,749,554)        (307,182,357)
   ============         ============         ============        ============          ============        =============
   $ 88,895,931         $108,621,365         $ 88,625,473        $ 99,217,350          $263,302,372        $ 358,051,926
   ============         ============         ============        ============          ============        =============

                   256 Wells Fargo Advantage Master Portfolios


                                             Statements of Changes in Net Assets

                                                                                           EQUITY VALUE PORTFOLIO
                                                                                  ---------------------------------------
                                                                                        For the              For the
                                                                                      Year Ended           Year Ended
                                                                                  September 30, 2009    September 30, 2008
                                                                                  ------------------   ------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets .......................................................     $ 610,647,019        $ 639,562,611
OPERATIONS
   Net investment income ......................................................         8,564,863           10,760,217
   Net realized gain (loss) on investments ....................................      (171,525,727)         (62,847,876)
   Net change in unrealized appreciation (depreciation) of investments ........       110,011,229         (144,189,397)
                                                                                    -------------        -------------
Net increase (decrease) in net assets resulting from operations ...............       (52,949,635)        (196,277,056)
                                                                                    -------------        -------------
CAPITAL SHARES TRANSACTIONS
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   Contributions ..............................................................        73,995,358          292,223,804
   Withdrawals ................................................................      (118,577,038)        (124,862,340)
                                                                                    -------------        -------------
Net increase (decrease) from transactions in investors' beneficial interests ..       (44,581,680)         167,361,464
                                                                                    -------------        -------------
NET INCREASE (DECREASE) IN NET ASSETS .........................................       (97,531,315)         (28,915,592)
                                                                                    =============        =============
ENDING NET ASSETS .............................................................     $ 513,115,704        $ 610,647,019
                                                                                    =============        =============

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Master Portfolios 257


Statements of Changes in Net Assets

            INDEX PORTFOLIO                     INTERNATIONAL CORE PORTFOLIO             INTERNATIONAL GROWTH PORTFOLIO
---------------------------------------   ---------------------------------------   ---------------------------------------
      For the              For the              For the              For the              For the              For the
    Year Ended           Year Ended           Year Ended           Year Ended           Year Ended           Year Ended
September 30, 2009   September 30, 2008   September 30, 2009   September 30, 2008   September 30, 2009   September 30, 2008
------------------   ------------------   ------------------   ------------------   ------------------   ------------------

  $2,237,608,527       $2,814,355,166        $ 85,536,172         $159,894,926         $131,370,011        $ 300,626,325

      43,817,844           51,460,370           1,124,652            1,892,029            1,943,425            2,786,152
      (1,206,803)          76,537,197         (37,177,159)           9,186,889          (41,563,740)          23,560,876
    (221,743,261)        (637,057,378)         26,898,537          (50,501,625)          49,952,778          (91,471,624)
  --------------       --------------        ------------         ------------         ------------        -------------
    (179,132,220)        (509,059,811)         (9,153,970)         (39,422,707)          10,332,463          (65,124,596)
  --------------       --------------        ------------         ------------         ------------        -------------


     168,953,827          283,521,466          12,972,699           16,890,599           47,353,096           30,221,875
    (260,845,759)        (351,208,294)        (16,812,916)         (51,826,646)         (33,428,233)        (134,353,593)
  --------------       --------------        ------------         ------------         ------------        -------------
     (91,891,932)         (67,686,828)         (3,840,217)         (34,936,047)          13,924,863         (104,131,718)
  --------------       --------------        ------------         ------------         ------------        -------------
    (271,024,152)        (576,746,639)        (12,994,187)         (74,358,754)          24,257,326         (169,256,314)
  ==============       ==============        ============         ============         ============        =============
  $1,966,584,375       $2,237,608,527        $ 72,541,985         $ 85,536,172         $155,627,337        $ 131,370,011
  ==============       ==============        ============         ============         ============        =============

                   258 Wells Fargo Advantage Master Portfolios


                                             Statements of Changes in Net Assets

                                                                                       INTERNATIONAL INDEX PORTFOLIO
                                                                                  ---------------------------------------
                                                                                        For the              For the
                                                                                      Year Ended           Year Ended
                                                                                  September 30, 2009   September 30, 2008
                                                                                  ------------------   ------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets .......................................................      $ 86,405,709         $160,036,146
Operations
   Net investment income ......................................................         1,839,039            3,354,207
   Net realized gain (loss) on investments ....................................        (3,860,283)          17,016,130
   Net change in unrealized appreciation (depreciation) of investments ........           273,186          (57,329,089)
                                                                                     ------------         ------------
Net increase (decrease) in net assets resulting from operations ...............        (1,748,058)         (36,958,752)
                                                                                     ------------         ------------
CAPITAL SHARES TRANSACTIONS
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   Contributions ..............................................................         9,195,379           15,602,378
   Withdrawals ................................................................       (21,176,587)         (52,274,063)
                                                                                     ------------         ------------
Net increase (decrease) from transactions in investors' beneficial interests ..       (11,981,208)         (36,671,685)
                                                                                     ------------         ------------
NET INCREASE (DECREASE) IN NET ASSETS .........................................       (13,729,266)         (73,630,437)
                                                                                     ============         ============
ENDING NET ASSETS .............................................................      $ 72,676,443         $ 86,405,709
                                                                                     ============         ============

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Master Portfolios 259


Statements of Changes in Net Assets

     INTERNATIONAL VALUE PORTFOLIO           LARGE CAP APPRECIATION PORTFOLIO            LARGE COMPANY GROWTH PORTFOLIO
---------------------------------------   ---------------------------------------   ---------------------------------------
      For the              For the              For the              For the              For the              For the
    Year Ended           Year Ended           Year Ended           Year Ended           Year Ended           Year Ended
September 30, 2009   September 30, 2008   September 30, 2009   September 30, 2008   September 30, 2009   September 30, 2008
------------------   ------------------   ------------------   ------------------   ------------------   ------------------

  $ 312,461,025        $ 447,175,488         $145,700,178         $179,028,956        $1,373,797,607      $ 2,759,101,141

      7,188,690           14,851,071              840,517              668,662             8,784,107            9,918,465
    (35,211,563)          (2,062,179)         (46,529,618)          (2,070,369)          (73,157,003)         198,708,968
     48,006,861         (174,524,214)          27,482,892          (45,905,064)           (3,942,699)        (726,009,112)
  -------------        -------------         ------------         ------------        --------------      ---------------
     19,983,988         (161,735,322)         (18,206,209)         (47,306,771)          (68,315,595)        (517,381,679)
  -------------        -------------         ------------         ------------        --------------      ---------------


     52,555,498           97,350,699           12,075,054           48,967,685            29,275,266           74,224,168
    (69,958,347)         (70,329,840)         (44,936,956)         (34,989,692)         (349,901,594)        (942,146,023)
  -------------        -------------         ------------         ------------        --------------      ---------------
    (17,402,849)          27,020,859          (32,861,902)          13,977,993          (320,626,328)        (867,921,855)
  -------------        -------------         ------------         ------------        --------------      ---------------
      2,581,139         (134,714,463)         (51,068,111)         (33,328,778)         (388,941,923)      (1,385,303,534)
  =============        =============         ============         ============        ==============      ===============
  $ 315,042,164        $ 312,461,025         $ 94,632,067         $145,700,178        $  984,855,684      $ 1,373,797,607
  =============        =============         ============         ============        ==============      ===============

                   260 Wells Fargo Advantage Master Portfolios


                                             Statements of Changes in Net Assets

                                                                                         SMALL CAP INDEX PORTFOLIO
                                                                                  ---------------------------------------
                                                                                        For the              For the
                                                                                      Year Ended           Year Ended
                                                                                  September 30, 2009   September 30, 2008
                                                                                  ------------------   ------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets .......................................................      $282,510,520        $ 415,372,828
Operations
   Net investment income (loss) ...............................................         2,946,644            4,573,295
   Net realized gain (loss) on investments ....................................        (9,376,550)          45,121,036
   Net change in unrealized appreciation (depreciation) of investments ........       (24,573,330)        (104,930,060)
                                                                                     ------------        -------------
Net decrease in net assets resulting from operations ..........................       (31,003,236)         (55,235,729)
                                                                                     ------------        -------------
CAPITAL SHARES TRANSACTIONS
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   Contributions ..............................................................        23,376,006           20,072,159
   Withdrawals ................................................................       (31,788,700)         (97,698,738)
                                                                                     ------------        -------------
Net increase (decrease) from transactions in investors' beneficial interests ..        (8,412,694)         (77,626,579)
                                                                                     ------------        -------------
NET DECREASE IN NET ASSETS ....................................................       (39,415,930)        (132,862,308)
                                                                                     ============        =============
ENDING NET ASSETS .............................................................      $243,094,590        $ 282,510,520
                                                                                     ============        =============

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Master Portfolios 261


Statements of Changes in Net Assets

     SMALL COMPANY GROWTH PORTFOLIO            SMALL COMPANY VALUE PORTFOLIO          STRATEGIC SMALL CAP VALUE PORTFOLIO
---------------------------------------   ---------------------------------------   ---------------------------------------
      For the              For the              For the              For the              For the              For the
    Year Ended           Year Ended           Year Ended           Year Ended           Year Ended           Year Ended
September 30, 2009   September 30, 2008   September 30, 2009   September 30, 2008   September 30, 2009   September 30, 2008
------------------   ------------------   ------------------   ------------------   ------------------   ------------------

  $ 481,304,784        $ 833,747,672        $ 439,963,198        $ 513,730,741         $255,355,235        $ 371,760,563

     (1,746,971)          (3,251,575)           3,036,418            4,303,467            2,378,279            2,407,756
    (91,099,903)        (115,124,931)        (190,649,157)         (44,271,727)         (63,513,017)         (13,730,330)
     72,864,087          (84,950,731)         128,533,240          (75,379,939)          36,276,909          (45,354,009)
  -------------        -------------        -------------        -------------         ------------        -------------
    (19,982,787)        (203,327,237)         (59,079,499)        (115,348,199)         (24,857,829)         (56,676,583)
  -------------        -------------        -------------        -------------         ------------        -------------


     71,091,475           38,634,147           64,432,062          168,578,933           17,652,796           22,945,270
   (140,625,232)        (187,749,798)        (206,083,898)        (126,998,277)         (29,020,744)         (82,674,015)
  -------------        -------------        -------------        -------------         ------------        -------------
    (69,533,757)        (149,115,651)        (141,651,836)          41,580,656          (11,367,948)         (59,728,745)
  -------------        -------------        -------------        -------------         ------------        -------------
    (89,516,544)        (352,442,888)        (200,731,335)         (73,767,543)         (36,225,777)        (116,405,328)
  =============        =============        =============        =============         ============        =============
  $ 391,788,240        $ 481,304,784        $ 239,231,863        $ 439,963,198         $219,129,458        $ 255,355,235
  =============        =============        =============        =============         ============        =============

                  262 Wells Fargo Advantage Master Portfolios


                                                            Financial Highlights

                                               Ratio to Average Net Assets
                                                      (Annualized)
                                           ----------------------------------             Portfolio
                                           Net Investment    Gross      Net      Total     Turnover
                                            Income (Loss)  Expenses  Expenses  Return(1)    Rate
                                           --------------  --------  --------  ---------  ---------
C&B LARGE CAP VALUE PORTFOLIO
October 1, 2008 to September 30, 2009 ...       2.19%        0.73%     0.64%     (5.53)%      28%
October 1, 2007 to September 30, 2008 ...       1.71%        0.73%     0.68%    (20.18)%      21%
October 1, 2006 to September 30, 2007 ...       1.48%        0.74%     0.68%     11.88%       24%
October 1, 2005 to September 30, 2006 ...       1.77%        0.76%     0.66%     15.30%       29%
December 6, 2004(2) to
   September 30, 2005 ...................       0.98%        0.77%     0.71%      1.51%       19%
DISCIPLINED GROWTH PORTFOLIO
October 1, 2008 to September 30, 2009 ...       0.54%        0.79%     0.77%    (18.88)%     104%
October 1, 2007 to September 30, 2008 ...       0.07%        0.77%     0.76%    (25.19)%     103%
October 1, 2006 to September 30, 2007 ...       0.10%        0.79%     0.79%     21.22%       68%
October 1, 2005 to September 30, 2006 ...       0.12%        0.79%     0.78%      1.41%       90%
October 1, 2004 to September 30, 2005 ...       0.44%        0.79%     0.78%     11.76%       45%
EMERGING GROWTH PORTFOLIO
October 1, 2008 to September 30, 2009 ...      (0.53)%       0.94%     0.91%     (5.70)%     147%
October 1, 2007 to September 30, 2008 ...      (0.49)%       0.93%     0.92%    (30.95)%     191%
January 31, 2007(2) to
   September 30, 2007 ...................      (0.54)%       1.01%     0.99%     24.40%      125%
EQUITY INCOME PORTFOLIO
October 1, 2008 to September 30, 2009 ...       2.69%        0.75%     0.69%     (9.66)%      11%
October 1, 2007 to September 30, 2008 ...       2.16%        0.75%     0.57%    (23.18)%       8%
October 1, 2006 to September 30, 2007 ...       1.91%        0.76%     0.57%     15.91%       16%
October 1, 2005 to September 30, 2006 ...       1.84%        0.75%     0.70%     11.21%        7%
October 1, 2004 to September 30, 2005 ...       2.04%        0.73%     0.60%     13.30%       20%
EQUITY VALUE PORTFOLIO
October 1, 2008 to September 30, 2009 ...       1.89%        0.73%     0.69%     (7.21)%     142%
October 1, 2007 to September 30, 2008 ...       1.68%        0.74%     0.70%    (27.44)%     152%
October 1, 2006 to September 30, 2007 ...       1.29%        0.77%     0.69%     20.21%      108%
October 1, 2005 to September 30, 2006 ...       1.18%        0.78%     0.77%     10.73%      107%
October 1, 2004 to September 30, 2005 ...       1.22%        0.78%     0.76%     21.61%      145%
INDEX PORTFOLIO
October 1, 2008 to September 30, 2009 ...       2.61%        0.12%     0.10%     (7.00)%      10%
October 1, 2007 to September 30, 2008 ...       2.07%        0.11%     0.11%    (22.28)%       5%
October 1, 2006 to September 30, 2007 ...       1.86%        0.11%     0.10%     16.35%        8%
October 1, 2005 to September 30, 2006 ...       1.86%        0.11%     0.11%     10.70%        9%
October 1, 2004 to September 30, 2005 ...       2.08%        0.12%     0.04%     12.23%        8%
INTERNATIONAL CORE PORTFOLIO
October 1, 2008 to September 30, 2009 ...       1.77%        1.23%     1.15%    (10.14)%     212%
October 1, 2007 to September 30, 2008 ...       1.60%        1.14%     1.12%    (31.42)%      55%
October 1, 2006 to September 30, 2007 ...       1.27%        1.09%     1.08%     23.70%       66%
October 1, 2005 to September 30, 2006 ...       1.99%        1.09%     1.03%     14.58%       39%
October 1, 2004 to September 30, 2005 ...       1.51%        1.09%     1.08%     18.69%      108%
INTERNATIONAL GROWTH PORTFOLIO
October 1, 2008 to September 30, 2009 ...       1.71%        1.14%     1.11%      6.23%       95%
October 1, 2007 to September 30, 2008 ...       1.17%        1.08%     1.05%    (28.68)%      57%
October 1, 2006 to September 30, 2007 ...       1.09%        1.06%     1.03%     27.40%       73%
October 1, 2005 to September 30, 2006 ...       0.87%        1.07%     0.98%     19.95%       62%
October 6, 2004(2) to
   September 30, 2005 ...................       1.02%        1.08%     1.06%     22.30%       67%

----------
(1.) Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.

(2.) Commencement of operations.

The accompanying notes are an integral part of these financial statements.

                  Wells Fargo Advantage Master Portfolios 263


Financial Highlights

                                               Ratio to Average Net Assets
                                                      (Annualized)
                                           ----------------------------------             Portfolio
                                           Net Investment    Gross      Net      Total     Turnover
                                            Income (Loss)  Expenses  Expenses  Return(1)    Rate
                                           --------------  --------  --------  ---------  ---------
INTERNATIONAL INDEX PORTFOLIO
October 1, 2008 to September 30, 2009 ...       2.86%        0.55%     0.46%      1.65%       13%
October 1, 2007 to September 30, 2008 ...       2.84%        0.51%     0.50%    (29.67)%      14%
October 1, 2006 to September 30, 2007 ...       2.15%        0.49%     0.49%     24.52%        3%
October 1, 2005 to September 30, 2006 ...       2.59%        0.49%     0.37%     19.44%        7%
October 6, 2004(2) to
   September 30, 2005 ...................       2.41%        0.49%     0.46%     21.90%       21%
INTERNATIONAL VALUE PORTFOLIO
October 1, 2008 to September 30, 2009 ...       2.72%        1.08%     1.03%      5.26%       41%
October 1, 2007 to September 30, 2008 ...       3.68%        1.07%     1.01%    (34.21)%      23%
October 1, 2006 to September 30, 2007 ...       2.47%        1.07%     1.03%     21.91%       19%
October 1, 2005 to September 30, 2006 ...       2.34%        1.09%     1.09%     19.32%       31%
October 1, 2004 to September 30, 2005 ...       2.21%        1.11%     1.10%     25.92%       14%
LARGE CAP APPRECIATION PORTFOLIO
October 1, 2008 to September 30, 2009 ...       0.88%        0.78%     0.71%    (10.97)%     144%
October 1, 2007 to September 30, 2008 ...       0.41%        0.74%     0.69%    (25.49)%     151%
October 1, 2006 to September 30, 2007 ...       0.57%        0.74%     0.69%     21.80%      145%
October 1, 2005 to September 30, 2006 ...       0.65%        0.75%     0.72%      3.34%      155%
October 1, 2004 to September 30, 2005 ...       0.83%        0.74%     0.74%     20.02%      133%
LARGE COMPANY GROWTH PORTFOLIO
October 1, 2008 to September 30, 2009 ...       0.97%        0.70%     0.62%      3.31%       13%
October 1, 2007 to September 30, 2008 ...       0.48%        0.68%     0.67%    (22.59)%       7%
October 1, 2006 to September 30, 2007 ...       0.46%        0.70%     0.68%     17.80%       10%
October 1, 2005 to September 30, 2006 ...       0.14%        0.70%     0.61%      1.41%        6%
October 1, 2004 to September 30, 2005 ...       0.69%        0.69%     0.68%     11.03%       18%
SMALL CAP INDEX PORTFOLIO
October 1, 2008 to September 30, 2009 ...       1.46%        0.26%     0.24%    (10.87)%      20%
October 1, 2007 to September 30, 2008 ...       1.36%        0.23%     0.18%    (14.30)%      22%
October 1, 2006 to September 30, 2007 ...       1.10%        0.23%     0.18%     14.78%       24%
October 1, 2005 to September 30, 2006 ...       0.95%        0.24%     0.23%      6.89%       20%
October 1, 2004 to September 30, 2005 ...       1.00%        0.23%     0.18%     21.03%       14%
SMALL COMPANY GROWTH PORTFOLIO
October 1, 2008 to September 30, 2009 ...      (0.53)%       0.89%     0.87%      1.75%      169%
October 1, 2007 to September 30, 2008 ...      (0.53)%       0.89%     0.89%    (27.50)%     150%
October 1, 2006 to September 30, 2007 ...      (0.46)%       0.90%     0.90%     17.74%      138%
October 1, 2005 to September 30, 2006 ...      (0.33)%       0.91%     0.90%      7.02%      125%
October 1, 2004 to September 30, 2005 ...      (0.45)%       0.91%     0.91%     16.51%      142%
SMALL COMPANY VALUE PORTFOLIO
October 1, 2008 to September 30, 2009 ...       1.16%        0.90%     0.88%     (6.28)%      99%
October 1, 2007 to September 30, 2008 ...       1.02%        0.90%     0.89%    (22.01)%      82%
October 1, 2006 to September 30, 2007 ...       0.53%        0.93%     0.92%      6.53%       69%
October 1, 2005 to September 30, 2006 ...       0.64%        0.92%     0.79%      6.70%      114%
October 1, 2004 to September 30, 2005 ...       0.61%        0.92%     0.82%     24.77%       70%
STRATEGIC SMALL CAP VALUE PORTFOLIO
October 1, 2008 to September 30, 2009 ...       1.31%        0.91%     0.74%     (8.76)%      50%
October 1, 2007 to September 30, 2008 ...       0.80%        0.91%     0.83%    (16.47)%      46%
October 1, 2006 to September 30, 2007 ...       0.30%        0.93%     0.92%      8.65%       64%
January 31, 2006(2) to
   September 30, 2006 ...................       0.75%        0.94%     0.75%      0.60%       37%

                  264 Wells Fargo Advantage Master Portfolios


                                                   Notes to Financial Statements

1. ORGANIZATION

Wells Fargo Master Trust (the "Trust") is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). These financial statements report on the following funds: Wells Fargo Advantage C&B Large Cap Value Portfolio ("C&B Large Cap Value Portfolio"), Wells Fargo Advantage Disciplined Growth Portfolio ("Disciplined Growth Portfolio"), Wells Fargo Advantage Emerging Growth Portfolio ("Emerging Growth Portfolio"), Wells Fargo Advantage Equity Income Portfolio ("Equity Income Portfolio"), Wells Fargo Advantage Equity Value Portfolio ("Equity Value Portfolio"), Wells Fargo Advantage Index Portfolio ("Index Portfolio"), Wells Fargo Advantage International Core Portfolio ("International Core Portfolio"), Wells Fargo Advantage International Growth Portfolio ("International Growth Portfolio"), Wells Fargo Advantage International Index Portfolio ("International Index Portfolio"), Wells Fargo Advantage International Value Portfolio ("International Value Portfolio"), Wells Fargo Advantage Large Cap Appreciation Portfolio ("Large Cap Appreciation Portfolio"), Wells Fargo Advantage Large Company Growth Portfolio ("Large Company Growth Portfolio"), Wells Fargo Advantage Small Cap Index Portfolio ("Small Cap Index Portfolio"), Wells Fargo Advantage Small Company Growth Portfolio ("Small Company Growth Portfolio"), Wells Fargo Advantage Small Company Value Portfolio ("Small Company Value Portfolio"), and Wells Fargo Advantage Strategic Small Cap Value Portfolio ("Strategic Small Cap Value Portfolio") (each, a "Fund", collectively, the "Funds").

Interests in the Funds are sold without any sales charge in private placement transactions to qualified investors, including open-end management investment companies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Fund, are in conformity with U.S. Generally Accepted Accounting Principles ("GAAP") which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Management has considered the circumstances under which the Funds should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through November 25, 2009 which represents the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

SECURITIES VALUATION

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

Debt securities of sufficient credit quality with original maturities of 60 days or less, generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates fair value.

                   Wells Fargo Advantage Master Portfolios 265


Notes to Financial Statements

Investments in open-end mutual funds are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures approved by the Board of Trustees.

The valuation techniques used by the Funds to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

FOREIGN CURRENCY TRANSLATION

The accounting records are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities, at fiscal period-end, resulting from changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities at fiscal period-end are not separately presented. Such changes are recorded with net realized and unrealized gain from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

FORWARD FOREIGN CURRENCY CONTRACTS

Certain Funds may be subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on foreign currency related transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund's exposure to the counterparty.

SECURITY LOANS

The Funds may loan securities in return for securities, irrevocable letters of credit or cash collateral, which is invested in various short-term fixed income securities. A Fund may receive compensation for lending securities in the form of fees payable by the borrower or by retaining a portion of interest on the investment securities purchased with cash received as collateral (after payment of a "broker rebate fee" to the borrower). A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral, although the loans may not be fully supported at all times if, for example, the instruments in which cash collateral is invested decline in value or the borrower fails to provide additional collateral when required in a timely manner or at all. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. Cash collateral received by a Fund pursuant to these loans generally is invested on behalf of the Fund by the securities lending agent in securities that, at the time of investment, are considered high-quality short-term debt investments (including money market instruments) and have been evaluated and approved by the Fund's adviser and are permissible investments for the Fund. A risk from securities lending is that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. In either case, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities.

Wells Fargo Bank, N.A. ("WFB") acts as the securities lending agent for the Funds and receives for its services 25% of the revenues earned on the securities lending activities and incurs all expenses. The securities lending agent may make payments to borrowers and placing brokers, who may not be affiliated, directly or indirectly, with the Trust, the adviser or the distributor. For the year ended September 30, 2009, WFB waived its share of revenues earned on securities lending

                   266 Wells Fargo Advantage Master Portfolios


                                                   Notes to Financial Statements

activities. Such waivers by WFB have the impact of increasing securities lending income on the Statements of Operations. For foreign equity securities, Bank of New York Mellon serves as the securities lending sub-agent and receives for its services 20% of the revenues earned on the securities lending activities that it conducts with respect to foreign equity securities. The value of the securities on loan, the related collateral and the liability to return the collateral at September 30, 2009, are shown on the Statements of Assets and Liabilities.

FUTURES CONTRACTS

Certain Funds may be subject to equity price risk in the normal course of pursuing its investment objectives. The Funds may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

STRUCTURED INVESTMENT VEHICLES

The Funds may invest in structured debt securities, such as those issued by Structured Investment Vehicles ("SIVs"). SIVs invest in a diversified pool of underlying securities, which may include finance company debt and structured finance assets, residential mortgage-backed securities, commercial mortgage-backed securities, collateralized loan obligations, collateralized debt obligations and other asset backed securities. The ability of a SIV to repay debt depends primarily on the cash collections received from the SIV's underlying asset portfolio, which may include certain assets such as subprime mortgages that are subject to heightened risks of credit quality or market value deterioration under the continuing adverse conditions in the U.S. credit markets, and on the ability to obtain short-term funding through the issuance of new debt. Investments in these securities present increased credit and liquidity risks as there could be losses to a Fund in the event of credit or market value deterioration in a SIV's underlying portfolio, mismatches in the timing of the cash flows of the underlying asset interests and the repayment obligations of maturing securities issued by a SIV, or a SIV's inability to issue new debt.

As of September 30, 2009, the following Funds owned certain of these types of structured securities which are currently in default and valued at fair value in the Portfolio of Investments or have been restructured following default, including the percentage of each Fund's net assets invested in these securities:

                                   Defaulted SIVs ($ Value)   % of Net Assets
                                   ------------------------   ---------------
C&B Large Cap Value Portfolio             $1,162,965               0.18%
Disciplined Growth Portfolio                 259,380               0.29%
Emerging Growth Portfolio                    502,093               0.57%
Equity Income Portfolio                      162,700               0.06%
Equity Value Portfolio                       809,114               0.16%
Index Portfolio                            3,391,865               0.17%
Large Cap Appreciation Portfolio             330,248               0.35%
Large Company Growth Portfolio             1,747,170               0.18%
Small Cap Index Portfolio                  1,048,286               0.43%
Small Company Growth Portfolio             1,390,103               0.35%
Small Company Value Portfolio                973,221               0.41%

                   Wells Fargo Advantage Master Portfolios 267


Notes to Financial Statements

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

FEDERAL AND OTHER TAXES

Each Fund of the Trust is treated as a separate entity for federal income tax purposes. The Funds of the Trust are not required to pay federal income taxes on their net investment income and net capital gain as they are treated as partnerships for federal income tax purposes. All interest, dividends, gains and losses of a Fund are deemed to have been "passed through" to the interestholders in proportion to their holdings of the Fund regardless of whether such interest, dividends, or gains have been distributed by the Fund.

Each Fund's income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund's investments. These inputs are summarized into three broad levels as follows:

-    Level 1 - quoted prices in active markets for identical investments

- Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

- Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

The following is a summary of the inputs used as of September 30, 2009 in valuing the Funds' investments in securities:

                                                                Significant Other      Significant
                                                Quoted Prices   Observable Inputs   Unobservable Inputs
INVESTMENTS IN SECURITIES*                         Level 1           Level 2             Level 3              Total
--------------------------                      -------------   -----------------   -------------------   ------------
C&B Large Cap Value Portfolio
   Equity securities
      COMMON STOCKS                              $617,738,755      $         0           $        0       $617,738,755
      PREFERRED STOCKS                             10,592,010                0                    0         10,592,010
   Corporate debt securities                                0       28,554,757            1,849,905         30,404,662
   Debt securities issued by states in
      the U.S. and its political subdivisions               0        4,071,185                    0          4,071,185
   Short-term investments                          23,551,288        1,475,195                    0         25,026,483
   TOTAL                                         $651,882,053      $34,101,137           $1,849,905       $687,833,095

                  268 Wells Fargo Advantage Master Portfolios


                                                   Notes to Financial Statements

                                                              Significant Other       Significant
                                              Quoted Prices   Observable Inputs   Unobservable Inputs
INVESTMENTS IN SECURITIES*                       Level 1           Level 2               Level 3             Total
--------------------------                   --------------   -----------------   -------------------   --------------
DISCIPLINED GROWTH PORTFOLIO
   Equity securities
      COMMON STOCKS                          $   87,511,667      $         0           $        0       $   87,511,667
   Corporate debt securities                              0        6,199,176              412,591            6,611,767
   Debt securities issued by states in the
      U.S. and its political subdivisions                 0          883,848                    0              883,848
   Short-term investments                         3,984,314          320,261                    0            4,304,575
   TOTAL                                     $   91,495,981      $ 7,403,285           $  412,591       $   99,311,857
EMERGING GROWTH PORTFOLIO
   Equity securities
      COMMON STOCKS                          $   85,328,538      $         0           $        0       $   85,328,538
      MUTUAL FUND SHARES                          1,342,496                0                    0            1,342,496
   Corporate debt securities                              0       21,428,007              798,669           22,226,676
   Debt securities issued by states in the
      U.S. and its political subdivisions                 0        3,055,090                    0            3,055,090
   Short-term investments                         9,827,139        1,107,013                    0           10,934,152
   TOTAL                                     $   96,498,173      $25,590,110           $  798,669       $  122,886,952
EQUITY INCOME PORTFOLIO
   Equity securities
      COMMON STOCKS                          $  262,079,175      $         0           $        0       $  262,079,175
   Corporate debt securities                              0        6,695,876              258,803            6,954,679
   Debt securities issued by states in the
      U.S. and its political subdivisions                 0          954,662                    0              954,662
   Short-term investments                         4,632,791          345,922                    0            4,978,713
   TOTAL                                     $  266,711,966      $ 7,996,460           $  258,803       $  274,967,229
EQUITY VALUE PORTFOLIO
   Equity securities
      COMMON STOCKS                          $  505,946,627      $         0           $        0       $  505,946,627
   Corporate debt securities                              0       37,072,250            1,287,041           38,359,291
   Debt securities issued by states in the
      U.S. and its political subdivisions                 0        5,285,561                    0            5,285,561
   Short-term investments                        21,241,847        1,915,223                    0           23,157,070
   TOTAL                                     $  527,188,474      $44,273,034           $1,287,041       $  572,748,549
INDEX PORTFOLIO
   Equity securities
      COMMON STOCKS                          $1,957,905,036      $         0           $        0       $1,957,905,036
   Corporate debt securities                              0       77,209,116            5,395,372           82,604,488
   Debt securities issued by states in the
      U.S. and its political subdivisions         2,794,010       11,008,059                    0           13,802,069
   Short-term investments                        41,140,892        3,988,772                    0           45,129,664
   TOTAL                                     $2,001,839,938      $92,205,947           $5,395,372       $2,099,441,257

                  Wells Fargo Advantage Master Portfolios 269


Notes to Financial Statements

                                                              Significant Other       Significant
                                              Quoted Prices   Observable Inputs   Unobservable Inputs
INVESTMENTS IN SECURITIES*                        Level 1          Level 2              Level 3              Total
--------------------------                   --------------   -----------------   -------------------   --------------
INTERNATIONAL CORE PORTFOLIO
   Equity securities
      COMMON STOCKS                           $ 70,700,969        $        0            $      0         $ 70,700,969
      PREFERRED STOCKS                             793,967                 0                   0              793,967
      RIGHTS                                        16,035                 0                   0               16,035
   Short-term investments                        1,644,489                 0              15,654            1,660,143
   TOTAL                                      $ 73,155,460        $        0            $ 15,654         $ 73,171,114
INTERNATIONAL GROWTH PORTFOLIO
   Equity securities
      COMMON STOCKS                           $153,083,567        $        0            $      0         $153,083,567
      RIGHTS                                        71,195                 0                   0               71,195
   Short-term investments                        9,421,480                 0              46,080            9,467,560
   TOTAL                                      $162,576,242        $        0            $ 46,080         $162,622,322
INTERNATIONAL INDEX PORTFOLIO
   Equity securities
      COMMON STOCKS                           $ 71,040,924        $        0            $     14         $ 71,040,938
      PREFERRED STOCKS                             125,138                 0                   0              125,138
      RIGHTS                                        18,638                 0                   0               18,638
      WARRANTS                                         822                 0               3,065                3,887
   Short-term investments                        1,544,589                 0              23,194            1,567,783
   TOTAL                                      $ 72,730,111        $        0            $ 26,273         $ 72,756,384
INTERNATIONAL VALUE PORTFOLIO
   Equity securities
      COMMON STOCKS                           $305,170,561        $        0            $      0         $305,170,561
      RIGHTS                                        36,818                 0             110,787              147,605
   Short-term investments                       12,002,192                 0             140,944           12,143,136
   TOTAL                                      $317,209,571        $        0            $251,731         $317,461,302
LARGE CAP APPRECIATION PORTFOLIO
   Equity securities
      COMMON STOCKS                           $ 93,459,061        $        0            $      0         $ 93,459,061
   Corporate debt securities                             0         6,168,589             525,319            6,693,908
   Debt securities issued by states in the
      U.S. and its political subdivisions                0           879,484                   0              879,484
   Short-term investments                        4,488,198           318,680                   0            4,806,878
   TOTAL                                      $ 97,947,259        $7,366,753            $525,319         $105,839,331

                  270 Wells Fargo Advantage Master Portfolios


                                                   Notes to Financial Statements

                                                              Significant Other       Significant
                                              Quoted Prices   Observable Inputs   Unobservable Inputs
INVESTMENTS IN SECURITIES*                       Level 1           Level 2               Level 3            Total
--------------------------                   --------------   -----------------   -------------------   --------------
LARGE COMPANY GROWTH PORTFOLIO
   Equity securities
      COMMON STOCKS                          $  983,876,475      $         0           $        0       $  983,876,475
   Corporate debt securities                              0       48,045,731            2,779,188           50,824,919
   Debt securities issued by states in the
      U.S. and its political subdivisions                 0        6,850,102                    0            6,850,102
   Short-term investments                        24,717,070        2,482,135                    0           27,199,205
   TOTAL                                     $1,008,593,545      $57,377,968           $2,779,188       $1,068,750,701
SMALL CAP INDEX PORTFOLIO
   Equity securities
      COMMON STOCKS                          $  242,803,502      $         0           $        0       $  242,803,502
   Corporate debt securities                              0       34,076,294            1,667,487           35,743,781
   Debt securities issued by states in the
      U.S. and its political subdivisions                 0        4,858,418                    0            4,858,418
   Debt securities issued by U.S. Treasury
      and U.S. Government agencies                  499,904                0                    0              499,904
   Short-term investments                        14,892,824        1,760,448                    0           16,653,272
   TOTAL                                     $  258,196,230      $40,695,160           $1,667,487       $  300,558,877
SMALL COMPANY GROWTH PORTFOLIO
   Equity securities
      COMMON STOCKS                          $  391,926,633      $         0           $        0       $  391,926,633
   Corporate debt securities                              0       29,743,639            2,211,209           31,954,848
   Debt securities issued by states in the
      U.S. and its political subdivisions                 0        4,240,687                    0            4,240,687
   Short-term investments                        14,383,198        1,536,613                    0           15,919,811
   TOTAL                                     $  406,309,831      $35,520,939           $2,211,209       $  444,041,979
SMALL COMPANY VALUE PORTFOLIO
   Equity securities
      COMMON STOCKS                          $  225,293,537      $         0           $        0       $  225,293,537
   Corporate debt securities                              0       26,624,206            1,548,083           28,172,289
   Debt securities issued by states in the
      U.S. and its political subdivisions                 0        3,795,935                    0            3,795,935
   Short-term investments                        27,354,164        1,375,457                    0           28,729,621
   TOTAL                                     $  252,647,701      $31,795,598           $1,548,083       $  285,991,382

                   Wells Fargo Advantage Master Portfolios 271


Notes to Financial Statements

                                                      Significant Other       Significant
                                      Quoted Prices   Observable Inputs   Unobservable Inputs
INVESTMENTS IN SECURITIES*               Level 1           Level 2              Level 3             Total
--------------------------            -------------   -----------------   -------------------   ------------
STRATEGIC SMALL CAP VALUE PORTFOLIO
   Equity securities
      COMMON STOCKS                    $198,296,926           $0                $     0         $198,296,926
      PREFERRED STOCKS                      297,879            0                 42,400              340,279
      MUTUAL FUND SHARES                  5,570,665            0                      0            5,570,665
   Short-term investments                 9,836,256            0                      0            9,836,256
   TOTAL                               $214,001,726           $0                $42,400         $214,044,126

* Further details on the major security types listed above for each portfolio can be found in the Portfolio of Investments.

The following is a summary of the inputs used as of September 30, 2009 in valuing the Funds' investments in other financial instruments*:

                                                      Significant Other       Significant
                                      Quoted Prices   Observable Inputs   Unobservable Inputs
                                         Level 1           Level 2              Level 3             Total
                                      -------------   -----------------   -------------------   ------------
Index Portfolio                          $500,014         $       0                $0            $ 500,014
International Core Portfolio                    0          (442,575)                0             (442,575)
International Index Portfolio              15,432            (3,534)                0               11,898
Small Cap Index Portfolio                 126,960                 0                 0              126,960

* Other financial instruments include futures and forward foreign currency transactions.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                            C&B Large  Disciplined    Emerging      Equity       Equity                  International International
                            Cap Value     Growth       Growth       Income       Value         Index          Core         Growth
                            Portfolio   Portfolio    Portfolio    Portfolio    Portfolio     Portfolio     Portfolio     Portfolio
                           ----------  -----------  -----------  -----------  -----------  ------------  ------------- -------------
CORPORATE DEBT SECURITIES
   BALANCE AS OF
      09/30/2008           $2,955,104   $ 705,227   $ 2,728,377  $ 1,588,457  $ 6,755,343  $ 28,528,691     $     0       $     0
      Accrued discounts
         (premiums)                 0           0             0            0            0             0           0             0
         Realized gain
            (loss)           (171,132)    (26,706)      (83,936)     (55,270)    (135,575)     (899,927)          0             0
      Change in unrealized
          appreciation
         (depreciation)      (300,723)   (124,970)     (289,313)    (114,588)    (374,168)   (1,721,328)          0             0
      Net purchases
        (sales)              (633,344)   (140,960)   (1,556,459)  (1,159,796)  (4,958,559)  (20,512,064)          0             0
      Net transfer in
         (out) of Level 3           0           0             0            0            0             0           0             0
   BALANCE AS OF
      09/30/2009            1,849,905     412,591       798,669      258,803    1,287,041     5,395,372           0             0
SHORT-TERM SECURITIES
   BALANCE AS OF
      09/30/2008                    0           0             0            0            0             0           0             0
      Accrued discounts
         (premiums)                 0           0             0            0            0             0           0             0
         Realized gain
            (loss)                  0           0             0            0            0             0           0             0
      Change in unrealized
         appreciation
         (depreciation)             0           0             0            0            0             0           0             0
      Net transfer in
         (out) of Level 3           0           0             0            0            0             0      15,654        46,080
   BALANCE AS OF
      09/30/2009                    0           0             0            0            0             0      15,654        46,080
TOTAL                      $1,849,905   $ 412,591   $   798,669  $   258,803  $ 1,287,041  $  5,395,372     $15,654       $46,080

                   272 Wells Fargo Advantage Master Portfolios


                                                   Notes to Financial Statements

                                  C&B Large  Disciplined  Emerging    Equity     Equity                International International
                                  Cap Value     Growth     Growth     Income     Value       Index          Core         Growth
                                  Portfolio   Portfolio  Portfolio  Portfolio  Portfolio   Portfolio     Portfolio     Portfolio
                                  ---------  ----------- ---------  ---------  ---------  -----------  ------------- -------------
Change in unrealized appreciation
   (depreciation) relating to
   securities held at the end of
   reporting period
   CORPORATE DEBT SECURITIES      $(211,807)  $(105,139) $(250,925) $(102,149) $(312,307) $(1,461,998)       $0            $0

                                                                                     Large     Small     Small     Small   Strategic
                                          International International   Large Cap   Company     Cap     Company   Company  Small Cap
                                              Index         Value     Appreciation   Growth    Index     Growth    Value     Value
                                            Portfolio     Portfolio     Portfolio  Portfolio Portfolio Portfolio Portfolio Portfolio
                                          ------------- ------------- ------------ --------- --------- --------- --------- ---------
EQUITY SECURITIES
   COMMON STOCKS
      BALANCE AS OF 09/30/2008               $     0          $0           $0          $0        $0        $0        $0     $     0
         Accrued discounts (premiums)              0           0            0           0         0         0         0           0
            Realized gain (loss)                   0           0            0           0         0         0         0           0
         Change in unrealized
            appreciation (depreciation)         (486)          0            0           0         0         0         0           0
         Net purchases (sales)                   500           0            0           0         0         0         0           0
         Net transfer in (out) of Level 3          0           0            0           0         0         0         0           0
      BALANCE AS OF 09/30/2009                    14           0            0           0         0         0         0           0
   PREFERRED STOCKS
      BALANCE AS OF 09/30/2008                     0           0            0           0         0         0         0           0
         Accrued discounts (premiums)              0           0            0           0         0         0         0           0
            Realized gain (loss)                   0           0            0           0         0         0         0           0
         Change in unrealized
            appreciation (depreciation)            0           0            0           0         0         0         0           0
         Net purchases (sales)                     0           0            0           0         0         0         0           0
         Net transfer in (out) of Level 3          0           0            0           0         0         0         0      42,400
      BALANCE AS OF 09/30/2009                     0           0            0           0         0         0         0      42,400
   WARRANTS
      BALANCE AS OF 09/30/2008                   826           0            0           0         0         0         0           0
         Accrued discounts (premiums)              0           0            0           0         0         0         0           0
            Realized gain (loss)                   0           0            0           0         0         0         0           0
         Change in unrealized
            appreciation (depreciation)        2,239           0            0           0         0         0         0           0
         Net purchases (sales)                     0           0            0           0         0         0         0           0
         Net transfer in (out) of Level 3          0           0            0           0         0         0         0           0
      BALANCE AS OF 09/30/2009                 3,065           0            0           0         0         0         0           0
   RIGHTS
      BALANCE AS OF 09/30/2008                     0           0            0           0         0         0         0           0
         Accrued discounts (premiums)              0           0            0           0         0         0         0           0
            Realized gain (loss)                   0           0            0           0         0         0         0           0
         Change in unrealized
            appreciation (depreciation)            0           0            0           0         0         0         0           0

                   Wells Fargo Advantage Master Portfolios 273


Notes to Financial Statements

                                                                                     Large               Small     Small   Strategic
                                          International International   Large Cap   Company  Small Cap  Company   Company  Small Cap
                                              Index         Value     Appreciation   Growth    Index     Growth    Value     Value
                                            Portfolio     Portfolio     Portfolio  Portfolio Portfolio Portfolio Portfolio Portfolio
                                          ------------- ------------- ------------ --------- --------- --------- --------- ---------
   Net purchases (sales)                        0                0          0          0         0         0         0         0
   Net transfer in (out) of Level 3             0          110,787          0          0         0         0         0         0
BALANCE AS OF 09/30/2009                        0          110,787          0          0         0         0         0         0

                                                                         Large                      Small        Small     Strategic
                            International International   Large Cap     Company     Small Cap      Company      Company    Small Cap
                                Index         Value     Appreciation     Growth       Index        Growth        Value       Value
                              Portfolio     Portfolio     Portfolio    Portfolio    Portfolio     Portfolio    Portfolio   Portfolio
                            ------------- ------------- ------------ ------------  -----------  ------------  -----------  ---------
CORPORATE DEBT SECURITIES
   BALANCE AS OF 09/30/2008    $     0       $      0    $1,273,322  $ 14,495,731  $ 5,674,386  $ 10,030,449  $ 5,219,257   $     0
      Accrued discounts
        (premiums)                   0              0             0             0            0             0            0         0
         Realized gain
            (loss)                   0              0       (38,038)     (387,124)    (196,050)     (231,103)    (147,632)        0
      Change in unrealized
         appreciation
         (depreciation)              0              0       (75,375)   (1,213,939)    (670,642)     (893,103)    (622,161)        0
      Net purchases (sales)          0              0      (634,590)  (10,115,480)  (3,140,207)   (6,695,034)  (2,901,381)        0
      Net transfer in (out)
         of Level 3                  0              0             0             0            0             0            0         0
   BALANCE AS OF 09/30/2009          0              0       525,319     2,779,188    1,667,487     2,211,209    1,548,083         0
SHORT-TERM SECURITIES
   BALANCE AS OF 09/30/2008    $     0       $      0    $        0  $          0  $         0  $          0  $         0   $     0
      Accrued discounts
         (premiums)                  0              0             0             0            0             0            0         0
         Realized gain
            (loss)                   0              0             0             0            0             0            0         0
      Change in unrealized
         appreciation
         (depreciation)              0              0             0             0            0             0            0         0
      Net purchases (sales)          0              0             0             0            0             0            0         0
      Net transfer in (out)
         of Level 3             23,194        140,944             0             0            0             0            0         0
   BALANCE AS OF 09/30/2009     23,194        140,944             0             0            0             0            0         0
TOTAL                          $26,273       $251,731    $  525,319  $  2,779,188  $ 1,667,487  $  2,211,209  $ 1,548,083   $42,400

                                                                              Large                  Small      Small    Strategic
                                  International International   Large Cap    Company    Small Cap   Company    Company   Small Cap
                                      Index         Value     Appreciation    Growth      Index      Growth     Value      Value
                                    Portfolio     Portfolio     Portfolio   Portfolio   Portfolio  Portfolio  Portfolio  Portfolio
                                  ------------- ------------- ------------  ---------  ----------  ---------  ---------  ---------
Change in unrealized appreciation
   (depreciation) relating to
   securities held at the end of
   reporting period
   EQUITY SECURITIES
      COMMON STOCKS                  $  (486)        $0         $      0   $         0  $       0  $       0  $       0      $0
      WARRANTS                         2,239          0                0             0          0          0          0       0
   CORPORATE DEBT SECURITIES               0                     (50,125)   (1,080,357)  (590,494)  (786,821)  (547,752)      0

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

ADVISORY FEES

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management.

                   274 Wells Fargo Advantage Master Portfolios


                                                   Notes to Financial Statements

Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser at the following annual rates:

                                                              Advisory
                                                             Fees (% of
                                         Average Daily     Average Daily
                                          Net Assets        Net Assets)
                                      ------------------   -------------
C&B LARGE CAP VALUE PORTFOLIO         First $500 million       0.700
DISCIPLINE GROWTH PORTFOLIO            Next $500 million       0.650
EQUITY INCOME PORTFOLIO                  Next $2 billion       0.600
EQUITY VALUE PORTFOLIO                   Next $2 billion       0.575
                                         Over $5 billion       0.550
EMERGING GROWTH PORTFOLIO             First $500 million       0.850
SMALL COMPANY GROWTH PORTFOLIO         Next $500 million       0.825
SMALL COMPANY VALUE PORTFOLIO            Next $1 billion       0.800
STRATEGIC SMALL CAP VALUE PORTFOLIO      Next $1 billion       0.775
                                         Over $3 billion       0.750
INDEX PORTFOLIO                       First $500 million       0.100
                                       Next $500 million       0.100
                                         Next $2 billion       0.075
                                         Next $2 billion       0.075
                                         Over $5 billion       0.050
INTERNATIONAL CORE PORTFOLIO          First $500 million       0.950
INTERNATIONAL GROWTH PORTFOLIO         Next $500 million       0.900
INTERNATIONAL VALUE PORTFOLIO            Next $2 billion       0.850
                                         Next $2 billion       0.825
                                         Over $5 billion       0.800
INTERNATIONAL INDEX PORTFOLIO         First $500 million       0.350
                                       Next $500 million       0.350
                                         Next $2 billion       0.325
                                         Next $2 billion       0.325
                                         Over $5 billion       0.300
LARGE CAP APPRECIATION PORTFOLIO      First $500 million       0.700
LARGE COMPANY GROWTH PORTFOLIO         Next $500 million       0.650
                                         Next $2 billion       0.600
                                         Next $2 billion       0.575
                                         Over $5 billion       0.550
SMALL CAP INDEX PORTFOLIO             First $500 million       0.200
                                       Next $500 million       0.200
                                         Next $2 billion       0.175
                                         Next $2 billion       0.175
                                         Over $5 billion       0.150

Funds Management may retain the services of certain investment sub-advisers to provide daily portfolio management. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser.

Wells Capital Management Incorporated, an affiliate of Funds Management and indirect wholly owned subsidiary of Wells Fargo & Company, is the sub-adviser to Emerging Growth Portfolio, Equity Income Portfolio, Index Portfolio, Small Cap Index Portfolio and Strategic Small Cap Value Portfolio.

Peregrine Capital Management, Inc., an affiliate of Funds Management and direct wholly owned subsidiary of Wells Fargo & Company, is the sub-adviser to Large Company Growth Portfolio, Small Company Growth Portfolio and Small Company Value Portfolio.

Evergreen Investment Management Company, LLC, an affiliate of Funds Management and indirect wholly owned

                   Wells Fargo Advantage Master Portfolios 275


Notes to Financial Statements

subsidiary of Wells Fargo & Company, is the sub-adviser to International Core Portfolio. Prior to March 2, 2009, New Star Institutional Managers Limited served as sub-adviser to International Core Portfolio.

Cooke & Bieler LP is the sub-adviser to C&B Large Cap Value Portfolio. Systematic Financial Management LP is the sub-adviser to Equity Value Portfolio. Artisan Partners LP is the sub-adviser to International Growth Portfolio. SSgA Funds Management is the sub-adviser to International Index Portfolio. LSV Asset Management is the sub-adviser to International Value Portfolio. Cadence Capital Management LLC is the sub-adviser to Large Cap Appreciation Portfolio.

Funds Management has contractually waived advisory fees during the year ended September 30, 2009 to the extent necessary to maintain certain net operating expense ratios for the Funds. Expenses were waived by Funds Management proportionately from all classes, first from advisory fees, and then from any class specific expenses, if applicable.

CUSTODY FEES

The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB") whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to a monthly fee for custody services at an annual rate of 0.02% of the average daily net assets of each Fund, except International Core Portfolio, International Growth Portfolio, International Index Portfolio and International Value Portfolio. WFB is paid at an annual rate of 0.10% of the average daily net assets of International Core Portfolio, International Growth Portfolio, International Index Portfolio and International Value Portfolio.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) and U.S. Government obligations for the year ended September 30, 2009, were as follows:

                                      Purchases at Cost   Sales Proceeds
                                      -----------------   --------------
C&B LARGE CAP VALUE PORTFOLIO            $160,927,009      $143,646,475
DISCIPLINED GROWTH PORTFOLIO               85,167,383        82,199,417
EMERGING GROWTH PORTFOLIO                 110,515,810       114,524,768
EQUITY INCOME PORTFOLIO                    28,740,788        69,748,144
EQUITY VALUE PORTFOLIO                    652,944,312       692,389,939
INDEX PORTFOLIO                           170,034,226       226,582,331
INTERNATIONAL CORE PORTFOLIO              135,021,342       135,721,277
INTERNATIONAL GROWTH PORTFOLIO            129,167,908       107,876,764
INTERNATIONAL INDEX PORTFOLIO               8,508,478        17,418,402
INTERNATIONAL VALUE PORTFOLIO             114,625,396       104,522,089
LARGE CAP APPRECIATION PORTFOLIO          139,466,103       168,400,608
LARGE COMPANY GROWTH PORTFOLIO            124,502,947       418,526,595
SMALL CAP INDEX PORTFOLIO                  40,963,852        46,668,988
SMALL COMPANY GROWTH PORTFOLIO            569,719,372       626,807,573
SMALL COMPANY VALUE PORTFOLIO             264,922,622       407,487,049
STRATEGIC SMALL CAP VALUE PORTFOLIO        92,080,323       109,324,671

6. DERIVATIVE TRANSACTIONS

At September 30, 2009, the following Funds had long futures contracts outstanding as follows:

                                                                                                                 Net Unrealized
                                                                                Initial Contract    Value at      Appreciation/
                                Expiration Date              Type                   Amount          9/30/2009    (Depreciation)
                                ---------------   ---------------------------   ----------------   -----------   --------------
INDEX PORTFOLIO                  December 2009          64 Long S&P 500            $16,346,386     $16,846,400      $500,014
INTERNATIONAL INDEX PORTFOLIO    December 2009    12 Long Dow Jones Euro STOX      $   490,349     $   501,133      $ 10,784
                                 December 2009        8 Long FTSE 1001DX           $   635,112     $   651,387      $ 16,275
                                 December 2009        4 Long TOPIX Index           $   418,172     $   406,545      $(11,627)
SMALL CAP INDEX PORTFOLIO        December 2009       53 Long Russell 2000          $ 3,068,940     $ 3,195,900      $126,960

                   276 Wells Fargo Advantage Master Portfolios


                                                   Notes to Financial Statements

The Index Portfolio, International Index Portfolio, and Small Cap Index Portfolio had average contract amounts of $15,906,100, $2,134,727, and $3,007,536 respectively, in futures contracts during the year ended September 30, 2009.

At September 30, 2009, the Funds had forward foreign currency exchange contracts outstanding as follows:

Forward Foreign Currency Exchange Contracts to Sell:

                                                                                                Net Unrealized
                                                   Contracts      U.S. Value at   In Exchange    Appreciation/
                                Exchange Date      to Deliver       9/30/2009      for U.S. $   (Depreciation)
                                -------------   ---------------   -------------   -----------   --------------
INTERNATIONAL CORE PORTFOLIO      12/22/2009      3,166,000 CHF     $3,057,193     $3,062,992      $   5,799
                                  10/29/2009    656,600,000 JPY      7,316,085      6,867,711       (448,374)

Forward Foreign Currency Exchange Contracts to Buy:

                                                                                                Net Unrealized
                                                   Contracts      U.S. Value at   In Exchange    Appreciation/
                                Exchange Date      to Receive       9/30/2009      for U.S. $   (Depreciation)
                                -------------   ---------------   -------------   -----------   --------------
INTERNATIONAL INDEX PORTFOLIO     12/29/2009        300,000 EUR      $439,008       $442,890       $(3,882)
                                  12/29/2009        150,000 GBP       239,724        241,940        (2,216)
                                  12/29/2009     20,000,000 JPY       222,804        220,240         2,564

For Index Portfolio, International Core Portfolio, International Growth Portfolio, International Value Portfolio and Small Cap Index Portfolio, the fair value, realized gains or losses and change in unrealized gains or losses on derivative instruments are reflected in the appropriate financial statements of each Fund.

For International Index Portfolio, a summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2009 was as follows for International Index Portfolio:

                                                ASSET DERIVATIVES                           LIABILITY DERIVATIVES
DERIVATIVES NOT ACCOUNTED FOR AS     ---------------------------------------   -----------------------------------------------
HEDGING INSTRUMENTS                    Balance Sheet Location     Fair Value         Balance Sheet Location         Fair Value
--------------------------------     --------------------------   ----------   ----------------------------------   ----------
Equity contracts                     Unrealized appreciation
                                     on futures contracts           $15,432

Forward foreign currency contracts   Unrealized appreciation on                Unrealized depreciation on
                                     forward currency contracts       2,564    forward foreign currency contracts     $6,098

                                                                    $17,996                                           $6,098

The effect of derivative instruments on the Statement of Operations for the year ended September 30, 2009 was as follows for International Index Portfolio:

                                       AMOUNT OF REALIZED GAIN OR LOSS ON DERIVATIVES
DERIVATIVES NOT ACCOUNTED FOR AS     --------------------------------------------------
HEDGING INSTRUMENTS                   Futures    Forward Currency Contracts     Total
--------------------------------     ---------   --------------------------   ---------
Equity contracts                     $(372,450)            $    0             $(372,450)
Forward foreign currency contracts           0             $8,796             $   8,796
                                     $(372,450)            $8,796             $(363,654)

                                     CHANGE IN UNREALIZED GAINS OR LOSSES ON DERIVATIVES
DERIVATIVES NOT ACCOUNTED FOR AS     ---------------------------------------------------
HEDGING INSTRUMENTS                    Futures    Forward Currency Contracts     Total
--------------------------------      ---------   --------------------------   --------
Equity contracts                       $150,758             $     0            $150,758
Forward foreign currency contracts            0             $42,868            $ 42,868
                                       $150,758             $42,868            $193,626

                  Wells Fargo Advantage Master Portfolios 277


Notes to Financial Statements

7. IN KIND TRANSACTIONS

In connection with the transactions described below, each of the C&B Large Cap Value Portfolio and the Index Portfolio received securities that were contributed in-kind by the Wells Fargo Advantage C&B Large Cap Value Fund and the Wells Fargo Advantage Index Fund, respectively, each a series of Wells Fargo Funds Trust, in an in-kind subscription for interests in the respective portfolios. As of the open of business on July 21, 2008, each series of Wells Fargo Funds Trust identified below as an "Acquiring Fund" acquired all of the assets and assumed all of the liabilities of its corresponding series of Wells Fargo Funds Trust identified below as a "Target Fund" (each a "Acquisition", and collectively the "Acquisitions"), as shown in the table below.

Target Fund                                Acquiring Fund
-----------                                --------------
WELLS FARGO ADVANTAGE EQUITY INDEX FUND    Wells Fargo Advantage Index Fund
WELLS FARGO ADVANTAGE VALUE FUND           Wells Fargo Advantage C&B Large Cap Value Fund

The Acquisitions were accomplished through the following steps. In a tax-free exchange, the Wells Fargo Advantage Index Fund issued 5,921,421 of its shares (valued at $286,059,163) in exchange for all of the assets and liabilities of the Wells Fargo Advantage Equity Index Fund. The aggregate net assets of the Wells Fargo Advantage Equity Index Fund at the close of business on July 18, 2008 were valued at $286,059,163 and were combined with those of the Wells Fargo Advantage Index Fund. In a tax-free exchange, the Wells Fargo Advantage C&B Large Cap Value Fund issued 2,679,869 of its shares (valued at $21,385,482) in exchange for all of the assets and liabilities of the Wells Fargo Advantage Value Fund. The aggregate net assets of the Wells Fargo Advantage Value Fund at the close of business on July 18, 2008 were valued at $21,385,482 and were combined with those of the Wells Fargo Advantage C&B Large Cap Value Fund. Each Target Fund then liquidated by distributing the corresponding Acquiring Fund shares pro rata to the Target Fund shareholders, so that Target Fund shareholders received shares of a specified class of the corresponding Acquiring Fund with a total value equal to the value of their Target Fund shares at the close of business on July 18, 2008. The Wells Fargo Advantage Index Fund then transferred in-kind the assets acquired in the Acquisition valued at $286,059,163 to the Index Portfolio in which it invests all or substantially all of its assets in exchange for interests in the Index Portfolio. The Wells Fargo Advantage C&B Large Cap Value Fund then transferred in-kind the assets acquired in the Acquisition valued at $21,385,482 to the C&B Large Cap Value Portfolio in which it invests all or substantially all of its assets in exchange for interests in the C&B Large Cap Value Portfolio.

8. EXPENSE REDUCTION

Through expense offset arrangements with the Funds' custodian, a portion of fund expenses may have been reduced.

9. INDEMNIFICATION

Under the Trust's organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated.

                  278 Wells Fargo Advantage Master Portfolios


                         Report of Independent Registered Public Accounting Firm

BOARD OF TRUSTEES AND INTERESTHOLDERS OF WELLS FARGO MASTER TRUST:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Wells Fargo Advantage C&B Large Cap Value Portfolio, Wells Fargo Advantage Disciplined Growth Portfolio, Wells Fargo Advantage Emerging Growth Portfolio, Wells Fargo Advantage Equity Income Portfolio, Wells Fargo Advantage Equity Value Portfolio, Wells Fargo Advantage Index Portfolio, Wells Fargo Advantage International Core Portfolio, Wells Fargo Advantage International Growth Portfolio, Wells Fargo Advantage International Index Portfolio, Wells Fargo Advantage International Value Portfolio, Wells Fargo Advantage Large Cap Appreciation Portfolio, Wells Fargo Advantage Large Company Growth Portfolio, Wells Fargo Advantage Small Cap Index Portfolio, Wells Fargo Advantage Small Company Growth Portfolio, Wells Fargo Advantage Small Company Value Portfolio, and Wells Fargo Advantage Strategic Small Cap Value Portfolio (collectively the "Portfolios"), sixteen of the portfolios constituting the Wells Fargo Master Trust, as of September 30, 2009, and the related statements of operations for the year then ended, the statements of changes in net assets, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2009, by correspondence with the custodian and brokers, or other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned Portfolios of Wells Fargo Master Trust as of September 30, 2009, the results of their operations for the year then ended, changes in their net assets, and the financial highlights for the periods presented, in conformity with U.S. generally accepted accounting principles.


                                        (KPMG LLP)

Philadelphia, Pennsylvania
November 25, 2009

                      Wells Fargo Equity Gateway Funds 279


Other Information (Unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at www.wellsfargo.com/advantagefunds, or visiting the SEC Web site at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds' Web site at www.wellsfargo.com/advantagefunds or by visiting the SEC Web site at www.sec.gov.

                      280 Wells Fargo Equity Gateway Funds


                                                   Other Information (Unaudited)

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for each Fund, except money market funds, are publicly available on the Funds' Web site (www.wellsfargo.com/advantagefunds) on a monthly, 30-day or more delayed basis, and for money market funds, on a monthly, seven-day delayed basis. In addition, top ten holdings information for each Fund is publicly available on the Funds'Web site on a monthly, seven-day or more delayed basis. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at www.sec.gov. In addition, each Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Funds Trust (the "Trust") and Officers of the Trust. This table should be read in conjunction with the Prospectus and the Statement of Additional Information(1) of each Fund. Each of the Trustees and Officers listed below acts in identical capacities for each of the 133 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"), except that the person occupying the office of Treasurer varies for specified Funds. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

INDEPENDENT TRUSTEES

                        Position Held and
Name and Age           Length of Service(2)         Principal Occupations During Past Five Years      Other Directorships
------------        -------------------------  -----------------------------------------------------  -------------------
Peter G. Gordon     Trustee, since 1998;       Co-Founder, Chairman, President and CEO of Crystal     None
67                  Chairman, since 2005       Geyser Water Company.
                    (Lead Trustee since 2001)

Isaiah Harris, Jr.  Advisory Board             Retired. Prior thereto, President and CEO of           CIGNA Corporation;
56                  Trustee, since 2009        BellSouth Advertising and Publishing Corp. from 2005   Deluxe Corporation
                                               to 2007, President and CEO of BellSouth Enterprises
                                               from 2004 to 2005 and President of BellSouth Consumer
                                               Services from 2000 to 2003. Currently a member of the
                                               Iowa State University Foundation Board of Governors
                                               and a member of the Advisory Board of Iowa State
                                               University School of Business.

Judith M. Johnson   Trustee, since 2008        Retired. Prior thereto, Chief Executive Officer and    None
60                                             Chief Investment Officer of Minneapolis Employees
                                               Retirement Fund from 1996 to 2008. Ms. Johnson is a
                                               certified public accountant and a certified
                                               managerial accountant.

David F. Larcker    Advisory Board Trustee,    James Irvin Miller Professor of Accounting at the      None
58                  since 2009                 Graduate School of Business, Stanford University.
                                               Director of Corporate Governance Research Program and
                                               Co-Director of The Rock Center for Corporate
                                               Governance since 2006. From 2005 to 2008, Professor
                                               of Accounting at the Graduate School of Business,
                                               Stanford University. Prior thereto, Ernst & Young
                                               Professor of Accounting at The Wharton School,
                                               University of Pennsylvania from 1985 to 2005.

Olivia S. Mitchell  Trustee, since 2006        Professor of Insurance and Risk Management, Wharton    None
56                                             School, University of Pennsylvania. Director of the
                                               Boettner Center on Pensions and Retirement Research.
                                               Research associate and board member, Penn Aging
                                               Research Center. Research associate, National Bureau
                                               of Economic Research.

                      Wells Fargo Equity Gateway Funds 281


Other Information (Unaudited)

                        Position Held and
Name and Age           Length of Service(2)         Principal Occupations During Past Five Years      Other Directorships
------------        -------------------------  -----------------------------------------------------  -------------------
Timothy J. Penny    Trustee, since 1996        President and CEO of Southern Minnesota Initiative     None
57                                             Foundation, a non-profit organization since 2007 and
                                               Senior Fellow at the Humphrey Institute Policy Forum
                                               at the University of Minnesota since 1995. Member of
                                               the Board of Trustees of NorthStar Education Finance,
                                               Inc., a non-profit organization, since 2007.

Donald C. Willeke   Trustee, since 1996        Principal of the law firm of Willeke & Daniels.        None
69                                             General Counsel of the Minneapolis Employees
                                               Retirement Fund from 1984 to present.

OFFICERS

                        Position Held and
Name and Age           Length of Service(2)         Principal Occupations During Past Five Years      Other Directorships
------------        -------------------------  -----------------------------------------------------  -------------------
Karla M. Rabusch    President, since 2003      Executive Vice President of Wells Fargo Bank, N.A.     None
50                                             and President of Wells Fargo Funds Management, LLC
                                               since 2003. Senior Vice President and Chief
                                               Administrative Officer of Wells Fargo Funds
                                               Management, LLC from 2001 to 2003.

C. David Messman    Secretary, since 2000;     Senior Vice President and Secretary of Wells Fargo     None
49                  Chief Legal Counsel,       Funds Management, LLC since 2001. Vice President and
                    since 2003                 Managing Senior Counsel of Wells Fargo Bank, N.A.
                                               since 1996.

Kasey Phillips(3)   Treasurer, since 2009      Senior Vice President of Evergreen Investment          None
38                                             Management Company, LLC since 2006 and currently the
                                               Treasurer of the Evergreen Funds since 2005. Vice
                                               President and Assistant Vice President of Evergreen
                                               Investment Services, Inc. from 1999 to 2006.

David Berardi(4)    Assistant Treasurer,       Vice President of Evergreen Investment Management      None
34                  since 2009                 Company, LLC since 2008. Assistant Vice President of
                                               Evergreen Investment Services, Inc. from 2004 to
                                               2008. Manager of Fund Reporting and Control for
                                               Evergreen Investment Management Company, LLC since
                                               2004.

Jeremy DePalma(4)   Assistant Treasurer,       Senior Vice President of Evergreen Investment          None
35                  since 2009                 Management Company, LLC since 2008. Vice President,
                                               Evergreen Investment Services, Inc. from 2004 to
                                               2007. Assistant Vice President, Evergreen Investment
                                               Services, Inc. from 2000 to 2004 and the head of the
                                               Fund Reporting and Control Team within Fund
                                               Administration since 2005.

Debra Ann Early     Chief Compliance Officer,  Chief Compliance Officer of Wells Fargo Funds          None
45                  since 2007                 Management, LLC since 2007. Chief Compliance Officer
                                               of Parnassus Investments from 2005 to 2007. Chief
                                               Financial Officer of Parnassus Investments from 2004
                                               to 2007. Senior Audit Manager of
                                               PricewaterhouseCoopers LLP from 1998 to 2004.

------------
(1.) The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds'Web site at www.wellsfargo.com/advantagefunds.

(2.) Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

(3.) Effective November 1, 2009.

(4.) Treasurer during the period from June 1, 2009 to October 31, 2009.

                      282 Wells Fargo Equity Gateway Funds


                                                   Other Information (Unaudited)

BOARD CONSIDERATION OF AND CONTINUATION OF

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

C&B LARGE CAP VALUE FUND, DIVERSIFIED EQUITY FUND, DIVERSIFIED SMALL CAP FUND, EMERGING GROWTH FUND, EQUITY INCOME FUND, EQUITY VALUE FUND, GROWTH EQUITY FUND, INTERNATIONAL VALUE FUND, LARGE CAP APPRECIATION FUND, LARGE COMPANY GROWTH FUND, SMALL COMPANY GROWTH FUND, SMALL COMPANY VALUE FUND, STRATEGIC SMALL CAP VALUE FUND, C&B LARGE CAP VALUE PORTFOLIO, DISCIPLINED GROWTH PORTFOLIO, EMERGING GROWTH PORTFOLIO, EQUITY INCOME PORTFOLIO, EQUITY VALUE PORTFOLIO, INDEX PORTFOLIO, INTERNATIONAL CORE PORTFOLIO, INTERNATIONAL GROWTH PORTFOLIO, INTERNATIONAL INDEX PORTFOLIO, INTERNATIONAL VALUE PORTFOLIO, LARGE CAP APPRECIATION PORTFOLIO, LARGE COMPANY GROWTH PORTFOLIO, SMALL CAP INDEX PORTFOLIO, SMALL COMPANY GROWTH PORTFOLIO, SMALL COMPANY VALUE PORTFOLIO AND STRATEGIC SMALL CAP VALUE PORTFOLIO

The Boards of Trustees (collectively, the "Boards") of Wells Fargo Funds Trust ("Funds Trust") and Wells Fargo Master Trust ("Master Trust") (collectively, the "Trusts"), all of the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not "interested persons" of each Trust, as defined in the Investment Company Act of 1940 (the "1940 Act") (the "Independent Trustees"), are required to approve the terms of any new investment sub-advisory agreement and to annually review and consider the continuation of existing investment advisory and sub-advisory agreements. During the six months covered by this report, the Board of Master Trust reviewed and approved a new investment sub-advisory agreement with Evergreen Investment Management Company ("Evergreen Investments") for the International Core Portfolio (the "New Sub-Advisory Agreement"), which became effective on March 2, 2009. Also during this period, the Boards reviewed and re-approved:

     (i) an investment advisory agreement with Funds Management for the C&B Large Cap Value Fund, Diversified Equity Fund, Diversified Small Cap Fund, Emerging Growth Fund, Equity Income Fund, Equity Value Fund, Growth Equity Fund, International Value Fund, Large Cap Appreciation Fund, Large Company Growth Fund, Small Company Growth Fund, Small Company Value Fund and Strategic Small Cap Value Fund (the "Funds Trust Funds"), and the C&B Large Cap Value Portfolio, Disciplined Growth Portfolio, Emerging Growth Portfolio, Equity Income Portfolio, Equity Value Portfolio, Index Portfolio, International Core Portfolio, International Growth Portfolio, International Index Portfolio, International Value Portfolio, Large Cap Appreciation Portfolio, Large Company Growth Portfolio, Small Cap Index Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio and Strategic Small Cap Value Portfolio (the "Master Trust Equity Portfolios" and collectively with the Funds Trust Funds, the "Funds");

     (ii) an investment sub-advisory agreement with Wells Capital Management for the Emerging Growth Portfolio, Equity Income Portfolio, Index Portfolio, Small Cap Index Portfolio and Strategic Small Cap Value Portfolio;

     (iii) an investment sub-advisory agreement with Artisan Partners Limited Partnership ("Artisan") for the International Growth Portfolio;

     (iv) an investment sub-advisory agreement with Cadence Capital Management, LLC ("Cadence") for the Large Cap Appreciation Portfolio;

     (v) an investment sub-advisory agreement with Cooke & Bieler, L.P. ("Cooke & Bieler") for the C&B Large Cap Value Portfolio;

     (vi) an investment sub-advisory agreement with LSV Asset Management ("LSV") for the International Value Portfolio;

     (vii) an investment sub-advisory agreement with Peregrine Capital Management, Inc. ("Peregrine") for the Large Company Growth Portfolio, Small Company Growth Portfolio and Small Company Value Portfolio;

     (viii) an investment sub-advisory agreement with Smith Asset Management Group ("Smith") for the Disciplined Growth Portfolio;

     (ix) an investment sub-advisory agreement with SSgA Funds Management ("SSgA") for the International Index Portfolio; and

     (x) an investment sub-advisory agreement with Systematic Financial Management, L.P. ("Systematic") for the Equity Value Portfolio.

                      Wells Fargo Equity Gateway Funds 283


Other Information (Unaudited)

The investment advisory agreements with Funds Management and the investment sub-advisory agreements with Wells Capital Management, Artisan, Cadence, Cooke & Bieler, Evergreen Investments, LSV, Peregrine, Smith, SSgA and Systematic (the "Sub-Advisers") are collectively referred to as the "Advisory Agreements."

More specifically, at meetings held on February 11, 2009, to approve the New Sub-Advisory Agreement, the Board of Master Trust, and on March 27, 2009, to review and approve the continuation of existing investment sub-advisory agreements, the Boards of both Trusts considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Advisers and the approval and continuation of the Advisory Agreements. Prior to the March 27, 2009, meetings, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Boards also met regularly throughout the year and received information that was useful to them in considering the continuation of the Advisory Agreements. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Funds Management.

The Diversified Equity Fund, Diversified Small Cap Fund and Growth Equity Fund are gateway blended funds that invest all of their assets in various portfolios of Master Trust. The C&B Large Cap Value Fund, Emerging Growth Fund, Equity Income Fund, Equity Value Fund, International Value Fund, Large Cap Appreciation Fund, Large Company Growth Fund, Small Company Growth Fund, Small Company Value Fund and Strategic Small Cap Value Fund are gateway feeder funds that invest all of their assets in one of the Master Trust Equity Portfolios, which has a substantially similar investment objective and substantially similar investment strategies to the respective Funds Trust Fund. The performance information provided to the Board of Master Trust for each Master Trust Equity Portfolio that has a gateway feeder fund that invests all of its assets in the Master Trust Equity Portfolio was the performance information of the gateway feeder fund.

NATURE, EXTENT AND QUALITY OF SERVICES

The Boards received and considered various data and information regarding the nature, extent and quality of services provided or anticipated to be provided to the Funds by Funds Management and the Sub-Advisers under the Advisory Agreements. The Boards also received and considered information provided in response to a detailed set of requests submitted by the Independent Trustees' independent legal counsel. The Boards received and considered, among other things, information about the background and experience of senior management of Funds Management and the qualifications, backgrounds, tenures and responsibilities of the portfolio managers primarily responsible for day-to-day portfolio management of the Funds.

With respect to the quality of services anticipated to be provided by Evergreen Investments, the Board of Master Trust considered, among other things, the background and experience of Evergreen Investments' senior management and the expertise of, and amount of attention expected to be given to the International Core Portfolio by, senior investment personnel of Evergreen Investments. In so doing, the Board also reviewed the qualifications, backgrounds and responsibilities of the portfolio manager who was expected to be primarily responsible for day-to-day portfolio management services for the International Core Portfolio.

The Boards evaluated the ability of Funds Management and the Sub-Advisers, based on their respective financial condition, resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Boards further considered the compliance programs and compliance records of Funds Management and the Sub-Advisers. In addition, the Boards took into account the administrative services provided, or anticipated to be provided, to the Funds by Funds Management and its affiliates.

In considering these matters, the Boards considered not only the specific information presented in connection with the meetings, but also the knowledge gained over the course of interacting with Funds Management and the Sub-Advisers about various topics, including Funds Management's oversight of service providers. Based on the above factors, together with those referenced below, each of the Boards concluded that it was generally satisfied with the nature, extent and quality of the investment advisory services provided to the Funds by Funds Management and the Sub-Advisers.

FUND PERFORMANCE AND EXPENSES

The Boards considered the performance results for each Fund over various time periods ended December 31, 2008, and in comparison to each Fund's benchmark index and to other comparative data. They also considered these results in

                      284 Wells Fargo Equity Gateway Funds


                                                   Other Information (Unaudited)

comparison to the median performance of a universe of mutual funds that was determined by Lipper Inc. ("Lipper") to be similar to a Fund (the "Universe"). Lipper is an independent provider of investment company data. The Boards received a description of the methodology used by Lipper to select the mutual funds in the Universe.

The Boards noted that the performance of each Fund, except the Emerging Growth Fund, Equity Value Fund, International Value Fund, Large Company Growth Fund, Small Company Growth Fund, Small Company Value Fund, Emerging Growth Portfolio, Equity Value Portfolio, International Value Portfolio, Large Company Growth Portfolio, Small Company Growth Portfolio and Small Company Value Portfolio, was better than or not appreciably below the median performance of each Fund's Universe for all time periods. The Boards noted that the performance of the Emerging Growth Fund, Equity Value Fund, International Value Fund, Large Company Growth Fund, Small Company Growth Fund, Small Company Value Fund, Emerging Growth Portfolio, Equity Value Portfolio, International Value Portfolio, Large Company Growth Portfolio, Small Company Growth Portfolio and Small Company Value Portfolio was lower than the median performance of each Fund's Universe for most time periods and warranted further review. As part of their further review, the Boards received an analysis of, and discussed factors contributing to, the underperformance of the Emerging Growth Fund, Equity Value Fund, International Value Fund, Large Company Growth Fund, Small Company Growth Fund, Small Company Value Fund, Emerging Growth Portfolio, Equity Value Portfolio, International Value Portfolio, Large Company Growth Portfolio, Small Company Growth Portfolio and Small Company Value Portfolio. The Boards requested continued reports on the performance of the Emerging Growth Fund, Equity Value Fund, International Value Fund, Large Company Growth Fund, Small Company Growth Fund, Small Company Value Fund, Emerging Growth Portfolio, Equity Value Portfolio, International Value Portfolio, Large Company Growth Portfolio, Small Company Growth Portfolio and Small Company Value Portfolio. The Board of Master Trust noted that the performance of the Disciplined Growth Portfolio, International Core Portfolio, International Growth Portfolio, International Index Portfolio and Small Cap Index Portfolio was not compared to a Universe.

The Board of Funds Trust received and considered information regarding each Fund's contractual advisory fees, and net operating expense ratios and their various components, including actual management fees, transfer agent, custodian and other non-management fees, Rule 12b-1 fees, service fees, fee waivers/caps and/or expense reimbursements. The Board of Master Trust received and considered information regarding each Master Portfolio's contractual advisory fee and custody fee. The Boards also considered these fees in comparison to the median fees of a narrower group of mutual funds that was determined by Lipper to be similar to the Funds (the "Expense Group") and to other comparative data. The Boards received a description of the methodology used by Lipper to select the mutual funds in the Expense Group. The Board of Funds Trust noted that the net operating expense ratios for each Funds Trust Fund, except the Growth Equity Fund and Small Cap Value Fund, were lower than or in range of each Fund's Expense Group's median net operating expense ratios. The Board also noted that the net operating expense ratio for the Investor Class shares of the Growth Equity Fund and Small Cap Value Fund were higher than each Fund's Expense Group's median net operating expense ratio. The Board of Funds Trust received an explanation of the factors contributing to the higher net operating expense ratios for the Growth Equity Fund and Small Cap Value Fund.

Based on the above-referenced considerations and other factors, the Boards concluded that the overall performance and expense results supported the approval or re-approval of the Advisory Agreements for the Funds.

INVESTMENT ADVISORY AND SUB-ADVISORY FEE RATES

The Boards reviewed and considered the contractual investment advisory fee rates payable by the Funds to Funds Management for investment advisory services (the "Advisory Agreement Rates"), both on a stand-alone basis and on a combined basis with the Funds' administration fee rates. The Boards took into account the separate administrative and other services covered by the administration fee rates. The Board of Master Trust also reviewed and considered the contractual investment sub-advisory fee rates payable by Funds Management to the Sub-Advisers for investment sub-advisory services (the "Sub-Advisory Agreement Rates"). In addition, the Boards reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rates and considered the Advisory Agreement Rates after taking the waivers/caps into account (the "Net Advisory Rates"). The Board also noted that the sub-advisory rates for the International Core Portfolio would increase under the new sub-advisory agreement with Evergreen Investments.

                      Wells Fargo Equity Gateway Funds 285


Other Information (Unaudited)

The Boards received and considered information comparing the Advisory Agreement Rates and Net Advisory Rates with those of the other funds in each Fund's Expense Group. The Board of Funds Trust noted for the Diversified Equity Fund, Diversified Small Cap Fund and Growth Equity Fund that the Advisory Agreement Rates and Net Advisory Rates reflected a pro rata portion of the Advisory Agreement Rates of the portfolios of Master Trust in which each of these Funds invest, as well as a 0.25% asset allocation advisory fee. The Boards noted that the Advisory Agreement Rates and the Net Advisory Rates for each Fund were lower than, equal to, or not appreciably higher than, the median rates of each Fund's respective Expense Group. In addition, the Boards concluded that the combined investment advisory/administration fee rates for the Funds (before and after waivers/caps and/or expense reimbursements) were reasonable in relation to each Fund's respective Expense Group, and reasonable in relation to the services provided.

The Boards also concluded that the Sub-Advisory Agreement Rates were reasonable in relation to the services provided.

PROFITABILITY

The Boards received and considered a profitability analysis of Funds Management, as well as an analysis of the profitability to all Wells Fargo businesses of providing services to each Fund and the Fund complex as a whole. The Boards also considered related information provided by Funds Management in a separate presentation on financial matters made at the February 2009 Board meetings. The Boards concluded that, in light of the costs of providing investment management and other services to each Fund and the Fund complex as a whole, the profits and other ancillary benefits that Funds Management and its affiliates received with regard to providing these services to the Funds were not unreasonable.

The Board of Master Trust did not consider separate profitability information with respect to the Sub-Advisers, as their profitability from their relationships with the Master Trust Equity Portfolios was not a material factor in determining whether to renew the investment sub-advisory agreements. The Board of Master Trust noted that the profitability of the sub-advisers that are affiliated with Funds Management was included in the profitability analysis provided by Funds Management. The Board of Master Trust also noted that the sub-advisory fees paid to the sub-advisers that are not affiliated with Funds Management had been negotiated by Funds Management on an arm's length basis.

With respect to Evergreen Investments, the Board of Master Trust noted that Funds Management represented to it that the sub-advisory fee rates had been negotiated by Funds Management on an arm's length basis. Moreover, because the proposed engagement of Evergreen Investments would be made under a new sub-advisory contract, the Board noted that there is no historical profitability data with regard to its proposed arrangements with the International Core Portfolio.

ECONOMIES OF SCALE

The Boards received and considered general information regarding economies of scale with respect to the management of the Funds, including whether the Funds have appropriately benefited from any economies of scale and the potential for future realization of economies of scale. The Boards acknowledged the inherent limitations of any analysis of an investment adviser's economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Boards' understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund. The Boards concluded that any actual or potential economies of scale are, or will be, shared reasonably with Fund shareholders/interestholders, most particularly through Advisory Agreement Rate breakpoints and waivers/caps and/or expense reimbursements applicable to the Funds.

INFORMATION ABOUT SERVICES TO OTHER CLIENTS

The Boards also received and considered information about the nature and extent of services and fee rates offered by Funds Management to other similarly situated series of the Trusts, and those offered by the Sub-Advisers to other clients. The Boards concluded that the Advisory Agreement Rates, the Sub-Advisory Agreement Rates and the Net Advisory Rates were within a reasonable range of the fee rates offered to others by Funds Management and the Sub-Advisers, giving effect to differences in services covered by such fee rates.

OTHER BENEFITS TO FUNDS MANAGEMENT AND THE SUB-ADVISERS

The Boards received and considered information regarding potential "fall-out" or ancillary benefits received by Funds Management and its affiliates and the Sub-Advisers as a result of their relationship with the Funds. Such benefits could

                      286 Wells Fargo Equity Gateway Funds


                                                   Other Information (Unaudited)

include, among others, benefits directly attributable to the relationship of Funds Management and the Sub-Advisers with the Funds and benefits potentially derived from an increase in Funds Management's and the Sub-Advisers' business as a result of their relationship with the Funds (such as the ability to market to shareholders/interestholders other financial products offered by Funds Management and its affiliates or the Sub-Advisers and their affiliates).

The Boards also considered the effectiveness of the policies of the Funds in achieving the best execution of portfolio transactions, whether and to what extent soft dollar credits are sought and how any such credits are utilized, any benefits that may be realized by using an affiliated broker and the controls applicable to brokerage allocation procedures. The Boards also reviewed Funds Management's and the Sub-Advisers' methods for allocating portfolio investment opportunities among the Funds and other clients.

OTHER CONSIDERATIONS IN APPROVING NEW SUB-ADVISORY AGREEMENT WITH EVERGREEN INVESTMENTS

The Board considered the nature and extent of the sub-adviser selection process, noting Evergreen Investments' status as an affiliate of Funds Management following the recent merger of Wachovia Corporation with and into Wells Fargo & Company. The Board noted that the sub-adviser selection process for the International Core Fund and International Equity Fund was conducted by Funds Management on an arm's length basis, and that Evergreen Investments was selected as sub-adviser to the International Core Fund and International Equity Fund based on the nature, extent and quality of the services anticipated to be provided by Evergreen Investments to the International Core Fund and International Equity Fund.

OTHER FACTORS AND BROADER REVIEW

The Boards also considered the markets for distribution of the Funds, including the principal channels through which the Funds' shares/interests are offered and sold. The Boards noted that the Funds are part of one of the few fund families that have both direct-to-fund and intermediary distribution channels.

As discussed above, the Boards review detailed materials received from Funds Management and the Sub-Advisers annually as part of the re-approval process under Section 15(c) of the 1940 Act. The Boards also review and assess the quality of the services that the Funds receive throughout the year. In this regard, the Boards have reviewed reports of Funds Management at each of their quarterly meetings, which include, among other things, a portfolio review and fund performance reports. In addition, the Boards confer with portfolio managers at various times throughout the year.

After considering the above-described factors and based on their deliberations and their evaluation of the information described above, the Boards concluded that the approval of Evergreen Investments' sub-advisory agreement and the approval of the continuation of the remainder of the Advisory Agreements, as applicable, for each Fund was in the best interest of the Fund and its shareholders/interestholders. Accordingly, the Board of Master Trust unanimously approved the Evergreen Investments' new sub-advisory agreement for an initial two-year period and the Boards unanimously approved the continuation of the remainder of the Advisory Agreements for an additional one-year period.

                      Wells Fargo Equity Gateway Funds 287


List of Abbreviations

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG    -- Association of Bay Area Governments
ADR     -- American Depositary Receipt
AMBAC   -- American Municipal Bond Assurance Corporation
AMT     -- Alternative Minimum Tax
ARM     -- Adjustable Rate Mortgages
BART    -- Bay Area Rapid Transit
CDA     -- Community Development Authority
CDO     -- Collateralized Debt Obligation
CDSC    -- Contingent Deferred Sales Charge
CGIC    -- Capital Guaranty Insurance Company
CGY     -- Capital Guaranty Corporation
CIFG    -- CDC (Caisse des Depots et Consignations) IXIS Financial Guarantee
COP     -- Certificate of Participation
CP      -- Commercial Paper
CTF     -- Common Trust Fund
DW&P    -- Department of Water & Power
DWR     -- Department of Water Resources
ECFA    -- Educational & Cultural Facilities Authority
EDFA    -- Economic Development Finance Authority
ETET    -- Eagle Tax-Exempt Trust
ETF     -- Exchange-Traded Fund
FFCB    -- Federal Farm Credit Bank
FGIC    -- Financial Guaranty Insurance Corporation
FHA     -- Federal Housing Authority
FHAG    -- Federal Housing Agency
FHLB    -- Federal Home Loan Bank
FHLMC   -- Federal Home Loan Mortgage Corporation
FNMA    -- Federal National Mortgage Association
FSA     -- Farm Service Agency
GDR     -- Global Depositary Receipt
GNMA    -- Government National Mortgage Association
GO      -- General Obligation
HCFR    -- Healthcare Facilities Revenue
HEFA    -- Health & Educational Facilities Authority
HEFAR   -- Higher Education Facilities Authority Revenue
HFA     -- Housing Finance Authority
HFFA    -- Health Facilities Financing Authority
HUD     -- Housing & Urban Development
IDA     -- Industrial Development Authority
IDAG    -- Industrial Development Agency
IDR     -- Industrial Development Revenue
LIBOR   -- London Interbank Offered Rate
LLC     -- Limited Liability Company
LOC     -- Letter of Credit
LP      -- Limited Partnership
MBIA    -- Municipal Bond Insurance Association
MFHR    -- Multi-Family Housing Revenue
MMD     -- Municipal Market Data
MTN     -- Medium Term Note
MUD     -- Municipal Utility District
NATL-RE -- National Public Finance Guarantee Corporation
PCFA    -- Pollution Control Finance Authority
PCR     -- Pollution Control Revenue
PFA     -- Public Finance Authority
PFFA    -- Public Facilities Financing Authority
plc     -- Public Limited Company
PSFG    -- Public School Fund Guaranty
R&D     -- Research & Development
RDA     -- Redevelopment Authority
RDFA    -- Redevelopment Finance Authority
REITS   -- Real Estate Investment Trusts
SFHR    -- Single Family Housing Revenue
SFMR    -- Single Family Mortgage Revenue
SLMA    -- Student Loan Marketing Association
SPDR    -- Standard & Poor's Depositary Receipts
STIT    -- Short-Term Investment Trust
TBA     -- To Be Announced
TRAN    -- Tax Revenue Anticipation Notes
USD     -- Unified School District
XLCA    -- XL Capital Assurance

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

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

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

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More information about WELLS FARGO ADVANTAGE FUNDS is available free upon request. To obtain literature, please write, e-mail, visit the Funds' Web site, or call:

WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266
E-mail: wfaf@wellsfargo.com

Web site: www.wellsfargo.com/advantagefunds
Individual Investors: 1- 800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF WELLS FARGO ADVANTAGE FUNDS. IF THIS REPORT IS USED FOR PROMOTIONAL PURPOSES, DISTRIBUTION OF THE REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, CALL 1-800-222-8222 OR VISIT THE FUNDS' WEB SITE AT www.wellsfargo.com/advantagefunds. PLEASE CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THIS AND OTHER INFORMATION ABOUT WELLS FARGO ADVANTAGE FUNDS CAN BE FOUND IN THE CURRENT PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

"Dow Jones" and "Dow Jones Target Date Indexes" are service marks of Dow Jones & Company, Inc., and have been licensed for use for certain purposes by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Dow Jones Target Date Indexes are based in part on the Barclays Capital Bond Indexes, which are published by Barclays Capital Inc. The Wells Fargo Advantage Dow Jones Target Date Funds, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold or promoted by Dow Jones or Barclays Capital, and neither Dow Jones nor Barclays Capital makes any representation regarding the advisability of investing in such product(s) and/or about the quality, accuracy and/or completeness of the Dow Jones Target Date Indexes or the Barclays Capital Bond Indexes. IN NO EVENT SHALL DOW JONES, BARCLAYS CAPITAL OR ANY OF THEIR LICENSORS HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for WELLS FARGO ADVANTAGE FUNDS. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member FINRAI/SIPC, an affiliate of Wells Fargo & Company.

                                                                (GRAPHIC)
NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE  Printed on Recycled paper

(C) 2009 Wells Fargo Funds   www.wellsfargo.com/advantagefunds      118533 11-09
Management, LLC. All rights                                    AEGLD/AR111 09-09
reserved.

                                                   WELLS FARGO | ADVANTAGE FUNDS

(GRAPHIC)
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Annual Report
September 30, 2009

                        WELLS FARGO ADVANTAGE INDEX FUND

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Contents

LETTER TO SHAREHOLDERS ....................................................    2
PERFORMANCE HIGHLIGHTS ....................................................    6
FUND EXPENSES .............................................................   10
PORTFOLIO OF INVESTMENTS ..................................................   11
FINANCIAL STATEMENTS
Statement of Assets and Liabilities .......................................   12
Statement of Operations ...................................................   13
Statements of Changes in Net Assets .......................................   14
Financial Highlights ......................................................   16
NOTES TO FINANCIAL STATEMENTS .............................................   18
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ...................   22
MASTER PORTFOLIO
PORTFOLIO OF INVESTMENTS ..................................................   23
FINANCIAL STATEMENTS
Statement of Assets and Liabilities .......................................   39
Statement of Operations ...................................................   40
Statements of Changes in Net Assets .......................................   41
Financial Highlights ......................................................   42
NOTES TO FINANCIAL STATEMENTS .............................................   43
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ...................   48
OTHER INFORMATION .........................................................   49
LIST OF ABBREVIATIONS .....................................................   55

The views expressed are as of September 30, 2009, and are those of the Fund managers. Any reference to a specific security in this report is not a recommendation to purchase or sell any specific security or adopt any investment strategy. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE INDEX FUND.

NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

(GRAPHIC)

WELLS FARGO
   INVESTMENT HISTORY

1971   INTRODUCED ONE OF THE FIRST INSTITUTIONAL INDEX FUNDS.

1978   ONE OF THE FIRST FIRMS TO APPLY ASSET ALLOCATION THEORY TO INVESTMENT
       PORTFOLIO MANAGEMENT.

1985   ONE OF THE FIRST FIRMS TO CREATE A THREE-WAY ASSET ALLOCATION FUND THAT
       "TILTS" INVESTMENTS TOWARD PORTIONS OF THE MARKET THAT OUR PROPRIETARY
       MODELS INDICATE WILL PERFORM BETTER.

1994   INTRODUCED TARGET DATE FUNDS THAT AUTOMATICALLY REALLOCATE THE ASSET MIX
       OVER SPECIFIC TIME HORIZONS.

1997   WELLS FARGO LAUNCHED THE WEALTHBUILDER PORTFOLIOS, A UNIQUE "FUND OF
       FUNDS" THAT USES FLEXIBLE ASSET ALLOCATION STRATEGIES TO SHIFT ASSETS.

1999   REORGANIZED THE NORWEST ADVANTAGE FUNDS(R) AND STAGECOACH FUNDS(R) INTO
       THE WELLS FARGO FUNDS(R).

2003   EXPANDED FIXED-INCOME, SMALL CAP, AND EMERGING MARKETS LINEUP FROM
       MONTGOMERY ASSET MANAGEMENT, LLC.

2004   ADDED ADDITIONAL LARGE CAP AND MID CAP FUNDS TO THE LINEUP BY ADOPTING
       THE COOKE & BIELER VALUE FUNDS.

2005   WELLS FARGO FUNDS MERGED WITH STRONG FUNDS TO BECOME WELLS FARGO
       ADVANTAGE FUNDS, FORMING A FUND FAMILY OF OVER 110 FUNDS AND PLACING IT
       AMONG THE TOP 20 MUTUAL FUND FAMILIES IN THE UNITED STATES.

2006   ENHANCED AND RENAMED THE WELLS FARGO ADVANTAGE OUTLOOK FUNDS(SM) TO THE
       WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS(SM), WHICH SEEK TO
       REPLICATE RETURNS OF THE APPROPRIATE DOW JONES TARGET DATE INDEXES, THE
       FIRST LIFE CYCLE INDEXES IN THE INVESTMENT INDUSTRY.

WELLS FARGO ADVANTAGE FUNDS(R)

WELLS FARGO ADVANTAGE FUNDS skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of our investors is backed by our unique combination of qualifications.

STRENGTH

Our organization is built on the standards of integrity and service established by our parent company--Wells Fargo & Company--more than 150 years ago. Our diverse family of mutual funds covers a broad spectrum of investment styles and asset classes. And, because we're part of a widely diversified financial enterprise, we offer the scale and resources to help investors succeed, providing access to complementary solutions such as separately managed accounts, college investing plans, and retirement plans.

EXPERTISE

Our approach to investing is guided by the belief that agile, independent investment teams--each with its own distinct strengths and disciplines--provide a superior level of insight and expertise. Each team is free to concentrate on managing money through well-defined philosophies and processes that have proven to be consistent and repeatable over time.

PARTNERSHIP

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

FOR 529 PLANS, AN INVESTOR'S OR A DESIGNATED BENEFICIARY'S HOME STATE MAY OFFER STATE TAX OR OTHER BENEFITS THAT ARE ONLY AVAILABLE FOR INVESTMENTS IN THAT STATE'S QUALIFIED TUITION PROGRAM. PLEASE CONSIDER THIS BEFORE INVESTING.

CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES BEFORE INVESTING. FOR A CURRENT PROSPECTUS FOR WELLS FARGO ADVANTAGE FUNDS OR A CURRENT PROGRAM DESCRIPTION FOR CERTAIN 529 COLLEGE SAVINGS PLANS, CONTAINING THIS AND OTHER INFORMATION, VISIT www.wellsfargo.com/advantagefunds. READ IT CAREFULLY BEFORE INVESTING.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for WELLS FARGO ADVANTAGE FUNDS, the WELLS FARGO ADVISOR(SM) program, Wells Fargo Managed Account Services, and certain 529 college savings plans. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds and shares in the 529 plans are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

NOT PART OF THE ANNUAL REPORT.

WELLS FARGO ADVANTAGE FUNDS OFFERS MORE THAN 110 MUTUAL FUNDS ACROSS A WIDE RANGE OF ASSET CLASSES, REPRESENTING OVER $160 BILLION IN ASSETS UNDER MANAGEMENT, AS OF SEPTEMBER 30, 2009.

EQUITY FUNDS
Asia Pacific Fund
C&B Large Cap Value Fund
C&B Mid Cap Value Fund
Capital Growth Fund
Common Stock Fund
Discovery Fund+
Diversified Equity Fund
Diversified Small Cap Fund
Emerging Growth Fund
Emerging Markets Equity Fund
Endeavor Select Fund+
Enterprise Fund+
Equity Income Fund
Equity Value Fund
Growth Fund
Growth Equity Fund
Index Fund
International Core Fund
International Equity Fund
International Value Fund
Large Cap Appreciation Fund
Large Cap Growth Fund
Large Company Core Fund
Large Company Growth Fund
Large Company Value Fund
Mid Cap Disciplined Fund
Mid Cap Growth Fund
Opportunity Fund+
Small Cap Disciplined Fund
Small Cap Growth Fund
Small Cap Opportunities Fund
Small Cap Value Fund
Small Company Growth Fund
Small Company Value Fund
Small/Mid Cap Value Fund
Social Sustainability Fund+
Specialized Financial Services Fund
Specialized Technology Fund
U.S. Value Fund

BOND FUNDS
California Limited-Term Tax-Free Fund
California Tax-Free Fund
Colorado Tax-Free Fund
Diversified Bond Fund
Government Securities Fund(1)
High Income Fund
Income Plus Fund
Inflation-Protected Bond Fund
Intermediate Tax/AMT-Free Fund
Minnesota Tax-Free Fund
Municipal Bond Fund
Short Duration Government Bond Fund(1)
Short-Term Bond Fund
Short-Term High Yield Bond Fund
Short-Term Municipal Bond Fund
Stable Income Fund
Strategic Income Fund
Total Return Bond Fund
Ultra Short-Term Income Fund
Ultra Short-Term Municipal Income Fund
Wisconsin Tax-Free Fund

ASSET ALLOCATION FUNDS
Aggressive Allocation Fund
Asset Allocation Fund
Conservative Allocation Fund
Growth Balanced Fund
Moderate Balanced Fund
WealthBuilder Conservative Allocation Portfolio+
WealthBuilder Equity Portfolio+
WealthBuilder Growth Allocation Portfolio+
WealthBuilder Growth Balanced Portfolio+
WealthBuilder Moderate Balanced Portfolio+
WealthBuilder Tactical Equity Portfolio+
Target Today Fund(2)+
Target 2010 Fund(2)+
Target 2015 Fund(2)+
Target 2020 Fund(2)+
Target 2025 Fund(2)+
Target 2030 Fund(2)+
Target 2035 Fund(2)+
Target 2040 Fund(2)+
Target 2045 Fund(2)+
Target 2050 Fund(2)+

MONEY MARKET FUNDS
100% Treasury Money Market Fund(1)
California Tax-Free Money Market Fund
California Tax-Free Money Market Trust
Cash Investment Money Market Fund
Government Money Market Fund(1)
Heritage Money Market Fund+
Minnesota Money Market Fund
Money Market Fund
Money Market Trust
Municipal Money Market Fund
National Tax-Free Money Market Fund
National Tax-Free Money Market Trust
Overland Express Sweep Fund+
Prime Investment Money Market Fund
Treasury Plus Money Market Fund(1)

VARIABLE TRUST FUNDS(3)
VT Asset Allocation Fund
VT C&B Large Cap Value Fund
VT Discovery Fund+
VT Equity Income Fund
VT International Core Fund
VT Large Company Core Fund
VT Large Company Growth Fund
VT Money Market Fund
VT Opportunity Fund+
VT Small Cap Growth Fund
VT Small/Mid Cap Value Fund
VT Total Return Bond Fund

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE WELLS FARGO ADVANTAGE MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.

----------
(1.) The U.S. government guarantee applies to certain of the underlying securities and NOT to shares of the Fund.

(2.) The full name of this Fund series is the WELLS FARGO ADVANTAGE DOW JONES
     TARGET DATE FUNDS(SM).

(3.) The Variable Trust Funds are generally available only through insurance company variable contracts.

+ In this report, the WELLS FARGO ADVANTAGE DISCOVERY FUND(SM), WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND(SM), WELLS FARGO ADVANTAGE ENTERPRISE FUND(SM), WELLS FARGO ADVANTAGE OPPORTUNITY FUND(SM), WELLS FARGO ADVANTAGE SOCIAL SUSTAINABILITY FUND(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER EQUITY PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH BALANCED PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER MODERATE BALANCED PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER TACTICAL EQUITY PORTFOLIO(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET TODAY FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2010 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2015 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2020 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2025 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2030 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2035 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2040 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2045 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2050 FUND(SM), WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND(SM), WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND(SM), WELLS FARGO ADVANTAGE VT DISCOVERY FUND(SM), and WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND(SM) are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, Social Sustainability Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Heritage Money Market Fund, Overland Express Sweep Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

NOT PART OF THE ANNUAL REPORT.

                       2 Wells Fargo Advantage Index Fund


                                                          Letter to Shareholders

(PHOTO OF KARLA M. RABUSCH)

KARLA M. RABUSCH,
President
WELLS FARGO ADVANTAGE FUNDS

THE 12-MONTH PERIOD BEGAN WITH THE WORST MONTHLY DECLINE FOR THE EQUITY MARKETS SINCE 1987 BUT ENDED WITH SEVEN CONSECUTIVE MONTHS OF POSITIVE RETURNS FOR THE S&P 500 INDEX, ITS SECOND-LONGEST STRETCH IN A DECADE.

DEAR VALUED SHAREHOLDER,

We are pleased to provide you with this annual report for the WELLS FARGO ADVANTAGE INDEX FUND for the 12-month period that ended September 30, 2009. The period brought welcome signs of a potentially sustainable economic recovery, sparking a sharp rally in the financial markets that broke a streak of six consecutive quarterly declines. We believe that the sharp reversal that occurred in the financial markets during the 12-month period underscores the importance of maintaining a disciplined focus on a long-term investment strategy. Although periods of volatility can be challenging for investors, staying focused on a long-term strategy based on individual goals and risk tolerance can help avoid missing potential periods of strong recovery.

SIGNS OF ECONOMIC IMPROVEMENT SPARKED SUSTAINED MARKET RALLY.

The 12-month period began with the worst monthly decline for the equity markets since 1987 but ended with seven consecutive months of positive returns for the S&P 500 Index, its second-longest stretch in a decade. In between, the market saw its strongest rally since 1938 as early signs of potential economic improvement began to emerge in March 2009.

As the period began in October 2008, fallout from the credit crisis continued amid mounting fears of a sustained economic recession. Volatility spiked across the financial markets in fall 2008 after Lehman Brothers filed for bankruptcy and the government enacted emergency measures to rescue AIG, Fannie Mae, Freddie Mac, and other large financial institutions. Volatility rose to unprecedented heights in October and November as the global financial system froze up and investors feared a total economic collapse. Concerns about potential nationalization of the banking system kept volatility elevated early in 2009, but the release of bank stress tests in May alleviated those concerns and volatility declined steadily as the market rallied through the end of the 12-month period.

DETERIORATION IN ECONOMIC GROWTH SLOWED AND WAS POISED TO TURN POSITIVE.

Economic growth remained weak throughout the 12-month period, with four consecutive quarters of negative economic growth for the first time in at least 60 years. Gross domestic product (GDP) growth was -0.7% in the second quarter of 2009 after contracting -6.4% in the first quarter and -5.4% in the fourth quarter of 2008. GDP was expected to be positive in the third quarter of 2009, however, as early signs of economic improvement continued to strengthen throughout 2009. The National Bureau of Economic Research (NBER) declared in December 2008 that a U.S. economic contraction had begun in December 2007. Despite the signs of improvement, however, the NBER had not declared an official end to the recession by the end of the 12-month period.

UNEMPLOYMENT REMAINED HIGH, BUT OTHER ECONOMIC INDICATORS IMPROVED.

The unemployment rate rose throughout the 12-month period, reaching 9.8% in September 2009--its highest level in more than 25 years. After spiking early in the period on massive job cuts, the pace had slowed by the end of the period, but unemployment may climb above 10% in coming months. Payroll employment showed a monthly decline of more than 650,000 jobs from December through March, the worst four consecutive months in the postwar period. By the end of

                       Wells Fargo Advantage Index Fund 3


Letter to Shareholders

the 12-month period, initial unemployment claims had begun to slow but remained elevated at more than 550,000 per week. Since the start of the recession, more than 7 million jobs have been lost.

Although unemployment remained high, other economic statistics began to show signs of improvement. Industrial production, manufacturing, and consumer sentiment had all improved significantly as the 12-month period came to a close. Retail sales improved in the latter months of the period, helped in part by the "cash-for-clunkers" program that temporarily boosted auto sales. Home sales and prices also stabilized and began to show signs of improvement in many areas of the country, spurred in part by the government's $8,000 tax credit for first-time home buyers.

THE FED CONTINUED TO FOCUS ON ECONOMIC STIMULUS.

Despite extensive quantitative easing measures by the Federal Reserve, bank lending did not expand during the 12-month period. This indicates that the trillions of dollars of government stimulus that were added to the monetary system might not have an inflationary impact in the near term. In the second half of the period, debate began to escalate over the need for the Fed to outline an "exit strategy." Despite that debate, however, the Federal Open Market Committee (FOMC) held the federal funds rate at the range of 0% to 0.25% that it first targeted in December 2008. The Fed also continued its purchases of mortgage-backed securities and longer-term Treasuries. In its final statement during the 12-month period, the FOMC noted the signs of economic improvement but reiterated that it was likely to keep the federal funds rate at exceptionally low levels for an extended period because of the continued substantial economic slack.

EQUITY MARKETS EXPERIENCED EXTREME VOLATILITY BUT REBOUNDED IN MARCH.

For the 12-month period, the equity markets can be split into two distinct sub-periods. From the beginning of the period until early March 2009, stocks declined sharply after falling steadily during the first half of 2008. The broad market, as measured by the S&P 500 Index, began the period with a nearly 17% decline in October 2008--its worst month since October 1987. That changed abruptly on March 9, however, amid talk that several large banks would report stronger-than-expected earnings during the first quarter. Those reports helped dispel investor fears of potential bank nationalization and sparked the biggest rally in the equity markets since 1938, with the S&P 500 Index surging 23% in 13 trading days. That rally moderated but persisted through the summer and into fall, with the S&P 500 Index gaining 56% from the March low through September 30, 2009.

For the full 12-month period, the S&P 500 Index fell 6.9%, and the Dow Jones Industrial Average fell 7.4%. The tech-heavy Nasdaq Composite Index had a positive return of 2.5% over the 12-month period due to the strength of the rebound in technology stocks in 2009.

Over the 12-month period, large cap stocks outpaced small cap stocks as investors rotated into larger, more stable companies during the market decline in late 2008 and early 2009. However, small caps outperformed large caps during the subsequent rally as investors' risk-appetite returned. During the 12-month period, the growth investment style outperformed the value investment style across all

                       4 Wells Fargo Advantage Index Fund


                                                          Letter to Shareholders

THE RAPID REVERSAL IN MARKET PERFORMANCE THAT OCCURRED IN EARLY 2009 UNDERSCORES THE IMPORTANCE OF MAINTAINING FOCUS ON LONG-TERM INVESTMENT GOALS THROUGH PERIODS OF VOLATILITY SO AS NOT TO MISS POTENTIAL PERIODS OF STRONG RECOVERY.

market capitalizations, as measured by the Russell indices, benefiting from the growth indices' significant exposure to the information technology sector.

DON'T LET SHORT-TERM VOLATILITY DERAIL LONG-TERM INVESTMENT GOALS.

The 12-month period that ended September 30, 2009, was challenging for investors but brought a welcome reprieve from the volatility of 2008 as it came to a close. The rapid reversal in market performance that occurred in early 2009 underscores the importance of maintaining focus on long-term investment goals through periods of volatility so as not to miss potential periods of strong recovery. Although periods of volatility can present challenges, experience has taught us that maintaining a long-term investment strategy based on individual goals and risk tolerance can be an effective way to plan for the future.

As a whole, WELLS FARGO ADVANTAGE FUNDS represent investments across a broad range of asset classes and investment styles, giving you an opportunity to create a diversified investment portfolio. Although diversification may not prevent losses in a downturn, it may help to reduce them and provide you with one way of managing risk. Our diverse family of mutual funds may also help. We offer more than 110 Funds that cover a broad spectrum of investment styles and asset classes.

Thank you for choosing WELLS FARGO ADVANTAGE FUNDS. We appreciate your confidence in us. Through each market cycle, we are committed to helping you meet your financial needs. If you have any questions about your investment, please contact your investment professional or call us at 1-800-222-8222. You may also want to visit our Web site at www.wellsfargo.com/advantagefunds.

Sincerely,


/s/ Karla M. Rabusch

Karla M. Rabusch
President
WELLS FARGO ADVANTAGE FUNDS

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

                       6 Wells Fargo Advantage Index Fund


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE INDEX FUND

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE INDEX FUND (the Fund) seeks to replicate the total rate of return of the S&P 500 Index, before fees and expenses.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGER

Gregory T. Genung, CFA

FUND INCEPTION

January 31, 1987

PERFORMANCE SUMMARY

12-MONTH TOTAL RETURN AS OF SEPTEMBER 30, 2009

INDEX FUND         1-YEAR
----------         ------
Investor Class     (7.32)%
S&P 500 Index(1)   (6.91)%

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUND'S WEB SITE - www.wellsfargo.com/advantagefunds.

INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. NET AND GROSS EXPENSE RATIOS FOR INVESTOR CLASS SHARES ARE 0.45% AND 0.81%, RESPECTIVELY. THE INVESTMENT ADVISER HAS CONTRACTUALLY COMMITTED THROUGH JANUARY 31, 2010, TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THIS NET OPERATING EXPENSE RATIO. WITHOUT THESE REDUCTIONS, THE FUND'S RETURNS WOULD HAVE BEEN LOWER.

GROWTH OF $10,000 INVESTMENT(2)
(AS OF SEPTEMBER 30, 2009)

                               (PERFORMANCE GRAPH)

                                     WELLS FARGO ADVANTAGE
             WELLS FARGO ADVANTAGE   INDEX FUND - INVESTOR
DATE          INDEX FUND - Class A           CLASS           S&P 500 INDEX
----------   ---------------------   ---------------------   -------------
 9/30/1999              9425                 10000               10,000
10/31/1999             10017                 10630               10,633
11/30/1999             10213                 10839               10,849
12/31/1999             10805                 11469               11,488
 1/31/2000             10256                 10888               10,911
 2/29/2000             10059                 10680               10,704
 3/31/2000             11037                 11720               11,751
 4/30/2000             10701                 11365               11,398
 5/31/2000             10477                 11129               11,164
 6/30/2000             10728                 11397               11,439
 7/31/2000             10563                 11223               11,260
 8/31/2000             11212                 11915               11,960
 9/30/2000             10617                 11284               11,328
10/31/2000             10567                 11233               11,280
11/30/2000              9733                 10347               10,391
12/31/2000              9774                 10393               10,442
 1/31/2001             10114                 10756               10,812
 2/28/2001              9200                  9785                9,827
 3/31/2001              8616                  9165                9,204
 4/30/2001              9281                  9874                9,919
 5/31/2001              9340                  9937                9,986
 6/30/2001              9107                  9692                9,743
 7/31/2001              9014                  9594                9,647
 8/31/2001              8445                  8990                9,043
 9/30/2001              7761                  8262                8,313
10/31/2001              7904                  8416                8,471
11/30/2001              8506                  9058                9,121
12/31/2001              8576                  9135                9,201
 1/31/2002              8448                  9000                9,067
 2/28/2002              8282                  8823                8,892
 3/31/2002              8589                  9152                9,226
 4/30/2002              8066                  8596                8,667
 5/31/2002              8002                  8529                8,603
 6/30/2002              7427                  7917                7,990
 7/31/2002              6856                  7309                7,367
 8/31/2002              6898                  7356                7,416
 9/30/2002              6144                  6552                6,610
10/31/2002              6689                  7135                7,192
11/30/2002              7080                  7553                7,615
12/31/2002              6663                  7108                7,167
 1/31/2003              6481                  6915                6,980
 2/28/2003              6381                  6810                6,875
 3/31/2003              6439                  6873                6,942
 4/30/2003              6964                  7434                7,513
 5/31/2003              7330                  7826                7,909
 6/30/2003              7420                  7923                8,010
 7/31/2003              7546                  8059                8,151
 8/31/2003              7689                  8213                8,310
 9/30/2003              7604                  8123                8,222
10/31/2003              8029                  8579                8,687
11/30/2003              8097                  8652                8,764
12/31/2003              8515                  9100                9,223
 1/31/2004              8665                  9262                9,393
 2/29/2004              8781                  9387                9,523
 3/31/2004              8645                  9243                9,380
 4/30/2004              8505                  9094                9,232
 5/31/2004              8617                  9215                9,359
 6/30/2004              8780                  9391                9,541
 7/31/2004              8488                  9080                9,225
 8/31/2004              8517                  9113                9,263
 9/30/2004              8604                  9207                9,363
10/31/2004              8731                  9344                9,506
11/30/2004              9080                  9719                9,891
12/31/2004              9383                 10045               10,227
 1/31/2005              9152                  9799                9,978
 2/28/2005              9339                 10000               10,188
 3/31/2005              9170                  9820               10,007
 4/30/2005              8991                  9630                9,818
 5/31/2005              9272                  9934               10,130
 6/30/2005              9281                  9944               10,144
 7/31/2005              9621                 10310               10,522
 8/31/2005              9528                 10211               10,426
 9/30/2005              9600                 10289               10,510
10/31/2005              9435                 10116               10,335
11/30/2005              9789                 10494               10,726
12/31/2005              9787                 10494               10,729
 1/31/2006             10042                 10769               11,014
 2/28/2006             10062                 10792               11,043
 3/31/2006             10182                 10922               11,181
 4/30/2006             10312                 11065               11,331
 5/31/2006             10010                 10742               11,005
 6/30/2006             10021                 10754               11,020
 7/31/2006             10076                 10815               11,088
 8/31/2006             10311                 11069               11,352
 9/30/2006             10571                 11350               11,644
10/31/2006             10909                 11715               12,024
11/30/2006             11110                 11933               12,252
12/31/2006             11260                 12095               12,424
 1/31/2007             11424                 12271               12,612
 2/28/2007             11194                 12028               12,365
 3/31/2007             11314                 12156               12,504
 4/30/2007             11809                 12690               13,057
 5/31/2007             12215                 13129               13,513
 6/30/2007             12005                 12907               13,289
 7/31/2007             11626                 12501               12,877
 8/31/2007             11798                 12688               13,070
 9/30/2007             12234                 13157               13,558
10/31/2007             12421                 13361               13,774
11/30/2007             11898                 12799               13,198
12/31/2007             11804                 12700               13,107
 1/31/2008             11081                 11926               12,320
 2/29/2008             10716                 11532               11,920
 3/31/2008             10666                 11482               11,869
 4/30/2008             11173                 12028               12,447
 5/31/2008             11311                 12176               12,608
 6/30/2008             10350                 11144               11,545
 7/31/2008             10251                 11040               11,448
 8/31/2008             10395                 11197               11,614
 9/30/2008              9464                 10195               10,579
10/31/2008              7865                  8475                8,802
11/30/2008              7295                  7862                8,171
12/31/2008              7363                  7935                8,257
 1/31/2009              6738                  7262                7,561
 2/29/2009              6015                  6485                6,756
 3/31/2009              6540                  7051                7,348
 4/30/2009              7162                  7724                8,051
 5/31/2009              7564                  8156                8,502
 6/30/2009              7577                  8173                8,519
 7/31/2009              8150                  8793                9,163
 8/31/2009              8443                  9111                9,494
 9/30/2009              8757                  9449                9,848

----------
(1.) The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index with each stock's weight in the Index proportionate to its market value. You cannot invest directly in an Index.

(2.) The chart compares the performance of the WELLS FARGO ADVANTAGE INDEX Fund
     Class A and Investor Class shares for the most recent ten years with the S&P 500 Index. The chart assumes a hypothetical investment of $10,000 in Class A and Investor Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

                       Wells Fargo Advantage Index Fund 7


Performance Highlights (Unaudited)

                                    WELLS FARGO ADVANTAGE INDEX FUND (CONTINUED)

MANAGER'S DISCUSSION

FUND HIGHLIGHTS

- The Fund modestly underperformed its benchmark during this time of market fluctuation.

- Information technology was the only sector of the ten reflected in the composition of the S&P 500 Index to post a positive total return for the period.

- Changes to the Fund's holdings were made in response to changes in the S&P 500 Index and were seen in different forms.

INFORMATION TECHNOLOGY WAS THE ONLY SECTOR OF THE TEN REFLECTED IN THE COMPOSITION OF THE S&P 500 INDEX TO POST A POSITIVE TOTAL RETURN FOR THE PERIOD. The Fund seeks to replicate the return of the S&P 500 Index before fees and expenses; therefore, security selection and weighting follow the lead of the index. Likewise, returns seek to be close to those of the index.

U.S. large-cap stocks had a chaotic 12-month period. Orders for stimulus were introduced by both former President Bush and then President-elect Obama to alleviate the financial crisis from expanding deeper. The S&P 500 Index dropped 41% from September 30, 2008, through March 9, 2009, as the state of the U.S. financial system looked grim. Treasury Secretary Timothy Geithner then outlined a plan to buy assets from U.S. banks, allowing them to free up capital, which then could be lent to consumers and companies. This event helped to turn the S&P 500 Index upward, which resulted in an increase of 58% from March 9, 2009, through September 30, 2009, for the index. Government programs, such as the "Cash for Clunkers" auto discount and the tax credit for first-time homeowners, also provided stimulus to two of the hardest hit areas of the economy.

Liquidity returned to the commercial paper market, allowing businesses to finance their short-term operations, and it appears that the worst of the recent economic downdraft is past. This was reflected in the dramatic swings that the S&P 500 Index endured over the period. The index reported a negative 6.91% total return for the 12-month period, however, this does not capture the volatility that the market saw during the same time. Fourth quarter of 2008 provided the S&P 500 Index with a decline of 21.94%, the worst quarterly return since the stock market crash of 1987. This historic decline was followed by a rebound in the first and second quarters of 2009. In the end, information technology was the only sector of the ten reflected in the composition of the index to post a positive total return for the 12-month period.

The Fund engages in securities lending as a way of seeking to generate additional income and is a process that is distinct from the investment decisions made by the portfolio management team. During the period, securities lending detracted

                       8 Wells Fargo Advantage Index Fund


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE INDEX FUND (CONTINUED)

from the Fund's overall performance due to the decline in value of certain securities in which securities lending cash collateral was invested.

CHANGES TO THE FUND'S HOLDINGS WERE MADE IN RESPONSE TO CHANGES IN THE S&P 500 INDEX AND WERE SEEN IN DIFFERENT FORMS.

TEN LARGEST EQUITY HOLDINGS(3)
(AS OF SEPTEMBER 30, 2009)

Exxon Mobil Corporation                       3.50%
Microsoft Corporation                         2.13%
General Electric Company                      1.85%
JPMorgan Chase & Company                      1.83%
Procter & Gamble Company                      1.79%
Johnson & Johnson                             1.78%
Apple Incorporated                            1.76%
AT&T Incorporated                             1.69%
International Business Machines Corporation   1.66%
Bank of America Corporation                   1.55%

For example, we will make a change when a constituent issues shares to raise capital, as we have seen by many U.S. companies and financial institutions during the past 12 months. New issuance adds shares to the market and increases a company's representation in the index. Mergers were also active during the period, as financial institutions and brokerages were brought to the brink of failure before being acquired by competitors. One example was witnessed as 95-year-old broker Merrill Lynch was taken over by Bank of America Corp. in December 2008. Mergers cause a constituent to be eliminated and another company to be added as a replacement. In this case, South Carolina utility operator SCANA Corp. replaced the acquired Merrill Lynch in the index. Other reasons for index adjustments included subsidiary spin-offs, conversion of convertible securities, and stock buybacks.

CLEARLY, THERE ARE PROBLEMS THAT THE U.S. ECONOMY NEEDS TO WORK THROUGH TO STABILIZE THE DOMESTIC STOCK MARKETS, BUT WE BELIEVE THAT THERE ARE REASONS FOR OPTIMISM IN THIS ENVIRONMENT.

SECTOR DISTRIBUTION(4)
(AS OF SEPTEMBER 30, 2009)

                                  (PIE CHART)

Consumer Discretionary        (9%)
Consumer Staples             (12%)
Energy                       (12%)
Financials                   (15%)
Health Care                  (13%)
Industrials                  (10%)
Information Technology       (18%)
Materials                     (4%)
Telecommunication Services    (3%)
Utilities                     (4%)

While unemployment remains high, more forward-looking indicators, such as industrial production, are also showing signs of recovery. Federal Reserve Chairman Ben Bernanke announced in mid-September 2009 that the recession is likely over and that consumers were spending again. Interest rates remain low, and the credit freeze we saw earlier in the year is beginning to thaw. Inexpensive financing is available to businesses and consumers who can qualify for it. All of this is potentially positive for U.S. stocks and the economy as a whole. We will continue to structure the Fund and manage its portfolio in our efforts to deliver the return and risk profile of the S&P 500 Index.

----------
(3.) The ten largest equity holdings are calculated based on the value of the Master Trust portfolio securities allocable to the Fund divided by the total investments of the Fund. See Notes to Financial Statements for a discussion of the Master Trust. Holdings are subject to change and may have changed since the date specified.

(4.) Sector distribution is subject to change and is calculated based on the total investments of the Fund, excluding cash and cash equivalents.

                       Wells Fargo Advantage Index Fund 9


Performance Highlights (Unaudited)

                                    WELLS FARGO ADVANTAGE INDEX FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(5) (%) (AS OF SEPTEMBER 30, 2009)

                                      Including Sales Charge                 Excluding Sales Charge          Expense Ratio
                              ------------------------------------   ------------------------------------   ----------------
INDEX FUND                    6 Month*   1 Year   5 Year   10 Year   6 Month*   1 Year   5 Year   10 Year   Gross(6)  Net(7)
----------                    -------   -------   ------   -------   --------   ------   ------   -------   -------   ------
Class A (WINAX)                26.19    (12.78)   (0.83)    (1.32)     33.90    (7.47)    0.35     (0.73)     0.71%    0.62%
Class B (WINBX)**              28.41    (13.21)   (0.81)    (1.48)     33.41    (8.21)   (0.40)    (1.48)     1.46%    1.37%
Administrator Class (NVINX)                                            34.14    (7.14)    0.72     (0.37)     0.38%    0.25%
Investor Class (WFVEX)                                                 34.01    (7.32)    0.52     (0.57)     0.81%    0.45%
S&P 500 Index(1)                                                       34.02    (6.91)    1.02     (0.15)

*    Returns for periods of less than one year are not annualized.

** Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUND'S WEB SITE - www.wellsfargo.com/advantagefunds.

FOR CLASS A SHARES, THE MAXIMUM SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5%. ADMINISTRATOR AND INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. The use of derivatives may reduce returns and/or increase volatility. Consult the Fund's prospectus for additional information on these and other risks.

(5.) The Fund is a gateway feeder Fund that invests all of its assets in a single master portfolio of the Master Trust with a substantially similar investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolio in which it invests. Class A and Class B shares incepted on July 18, 2008. Performance shown prior to the inception of the Class A and Class B shares reflects the performance of the Administrator Class shares, adjusted to reflect Class A and Class B shares sales charges and expenses, as applicable. Performance shown prior to the inception of the Investor Class shares on April 11, 2005, reflects the performance of the Administrator Class shares of the Fund, adjusted to reflect Investor Class expenses.

(6.) Reflects the gross expense ratio as stated in the February 1, 2009 prospectus, includes gross expenses allocated from the master portfolio in which the Fund invests, and is based on the Fund's previous fiscal year expenses as reported in the Financial Highlights.

(7.) The investment adviser has committed through January 31, 2010, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio, including the underlying master portfolio's fees and expenses, as shown. Without these reductions, the Fund's returns would have been lower.

                       10 Wells Fargo Advantage Index Fund


                                                       Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire six-month period, from April 1, 2009 to September 30, 2009.

ACTUAL EXPENSES

The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                Beginning         Ending       Expenses
                                              Account Value   Account Value   Paid During     Net Annual
                                               04-01-2009       09-30-2009     Period(1)    Expense Ratio
                                              -------------   -------------   -----------   -------------
CLASS A
   Actual                                       $1,000.00       $1,339.00        $3.64          0.62%
   Hypothetical (5% return before expenses)     $1,000.00       $1,021.96        $3.14          0.62%
CLASS B
   Actual                                       $1,000.00       $1,334.10        $8.02          1.37%
   Hypothetical (5% return before expenses)     $1,000.00       $1,018.20        $6.93          1.37%
ADMINISTRATOR CLASS
   Actual                                       $1,000.00       $1,341.40        $1.47          0.25%
   Hypothetical (5% return before expenses)     $1,000.00       $1,023.82        $1.27          0.25%
INVESTOR CLASS
   Actual                                       $1,000.00       $1,340.10        $2.64          0.45%
   Hypothetical (5% return before expenses)     $1,000.00       $1,022.81        $2.28          0.45%

----------
(1.) Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

                       Wells Fargo Advantage Index Fund 11


Portfolio of Investments--September 30, 2009

FACE/SHARE
  AMOUNT     SECURITY NAME                                                                                           VALUE
----------   ----------------------------------------------------------------------                             ---------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 100.08%
        NA   WELLS FARGO ADVANTAGE INDEX PORTFOLIO                                                              $ 1,553,933,582
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $1,430,429,151)                                           1,553,933,582
                                                                                                                ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $1,430,429,151)*                                                                100.08%                   $ 1,553,933,582
OTHER ASSETS AND LIABILITIES, NET                                                      (0.08)                        (1,293,728)
                                                                                      ------                    ---------------
TOTAL NET ASSETS                                                                      100.00%                   $ 1,552,639,854
                                                                                      ------                    ---------------

----------
* Cost for federal income tax purposes is substantially the same as cost for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

                       12 Wells Fargo Advantage Index Fund


                         Statement of Assets and Liabilities--September 30, 2009

ASSETS
   Investment in affiliated Master Portfolio (see cost below) ...........    1,553,933,582
   Cash .................................................................           75,000
   Receivable for Fund shares issued ....................................          544,784
                                                                            --------------
Total assets ............................................................    1,554,553,366
                                                                            --------------
LIABILITIES
   Payable for Fund shares redeemed .....................................        1,673,707
   Payable to affiliates ................................................           77,576
   Accrued expenses and other liabilities ...............................          162,229
                                                                            --------------
Total liabilities .......................................................        1,913,512
                                                                            --------------
TOTAL NET ASSETS ........................................................   $1,552,639,854
                                                                            ==============
NET ASSETS CONSIST OF
   Paid-in capital ......................................................   $1,456,229,764
   Undistributed net investment income ..................................       22,040,875
   Accumulated net realized loss on investment ..........................      (49,135,216)
   Net unrealized appreciation of investment ............................      123,504,431
                                                                            --------------
TOTAL NET ASSETS ........................................................   $1,552,639,854
                                                                            ==============
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
   Net assets - Class A .................................................   $  193,407,368
   Shares outstanding - Class A .........................................        4,980,764
   Net asset value per share - Class A ..................................   $        38.83
   Maximum offering price per share - Class A(2) ........................   $        41.20
   Net assets - Class B .................................................   $    5,794,126
   Shares outstanding - Class B .........................................          149,932
   Net asset value and offering price per share - Class B ...............   $        38.65
   Net assets - Administrator Class .....................................   $1,243,133,802
   Shares outstanding - Administrator Class .............................       31,920,961
   Net asset value and offering price per share - Administrator Class ...   $        38.94
   Net assets - Investor Class ..........................................   $  110,304,558
   Shares outstanding - Investor Class ..................................        2,836,043
   Net asset value and offering price per share - Investor Class ........   $        38.89
                                                                            --------------
Investment at cost ......................................................   $1,430,429,151
                                                                            --------------

----------
(1.) The Fund has an unlimited number of authorized shares.

(2.) Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

                       Wells Fargo Advantage Index Fund 13


Statement of Operations--For the Year Ended September 30, 2009

INVESTMENT INCOME
   Dividends allocated from affiliated Master Portfolio(1) ......................   $  35,535,719
   Interest allocated from affiliated Master Portfolio ..........................          14,703
   Expenses allocated from affiliated Master Portfolio ..........................      (1,508,915)
   Waivers allocated from affiliated Master Portfolio ...........................         200,219
                                                                                    -------------
Total investment income .........................................................      34,241,726
                                                                                    -------------
EXPENSES
   Administration fees
      Fund Level ................................................................         655,267
      Class A ...................................................................         477,962
      Class B ...................................................................          17,666
      Administrator Class .......................................................       1,041,022
      Investor Class ............................................................         357,517
   Shareholder servicing fees
      Class A ...................................................................         424,808
      Class B ...................................................................          15,569
      Administrator Class .......................................................       1,040,474
      Investor Class ............................................................         229,353
   Accounting fees ..............................................................          97,723
   Distribution fees
      Class B ...................................................................          47,321
   Professional fees ............................................................          24,288
   Registration fees ............................................................          31,590
   Shareholder reports ..........................................................          78,804
   Trustees' fees ...............................................................          10,578
   Other fees and expenses ......................................................         103,525
                                                                                    -------------
Total expenses ..................................................................       4,653,467
                                                                                    -------------
LESS
   Waived fees ..................................................................      (1,797,553)
   Expenses reductions ..........................................................          (1,137)
   Net expenses .................................................................       2,854,777
                                                                                    -------------
Net investment income ...........................................................      31,386,949
                                                                                    -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss from investment transactions allocated from Master Portfolio ..     (16,498,968)
Net change in unrealized appreciation (depreciation) from investment
   transactions allocated from Master Portfolio .................................    (149,024,283)
                                                                                    -------------
Net realized and unrealized loss on investments .................................    (165,523,251)
                                                                                    -------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ............................   $(134,136,302)
                                                                                    =============
1. Net of foreign withholding taxes of ..........................................   $       9,957

The accompanying notes are an integral part of these financial statements.

                       14 Wells Fargo Advantage Index Fund


                                             Statements of Changes in Net Assets

                                                                                        For the               For the
                                                                                       Year Ended           Year Ended
                                                                                   September 30, 2009   September 30, 2008
                                                                                   ------------------   ------------------
DECREASE IN NET ASSETS
   Beginning net assets ........................................................     $1,726,164,881       $2,037,737,215
OPERATIONS
   Net investment income .......................................................         31,386,949           35,325,626
   Net realized gain (loss) on investments .....................................        (16,498,968)          41,577,588
   Net change in unrealized appreciation (depreciation) of investments .........       (149,024,283)        (435,160,539)
                                                                                     --------------       --------------
Net decrease in net assets resulting from operations ...........................       (134,136,302)        (358,257,325)
                                                                                     --------------       --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
      Class A ..................................................................         (4,501,768)                   0
      Class B ..................................................................           (156,322)                   0
      Administrator Class ......................................................        (27,968,699)         (31,657,009)
      Investor Class ...........................................................         (2,226,992)          (2,345,172)
   Net realized gain
      Class A ..................................................................         (6,509,574)                   0
      Class B ..................................................................           (275,922)                   0
      Administrator Class ......................................................        (38,931,686)         (57,872,956)
      Investor Class ...........................................................         (3,360,560)          (4,848,118)
                                                                                     --------------       --------------
Total distributions to shareholders ............................................        (83,931,523)         (96,723,255)
                                                                                     --------------       --------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A (Note 5) ................................          4,332,851          549,974,256
   Reinvestment of distributions - Class A .....................................         10,901,032         (145,066,642)
   Cost of shares redeemed - Class A ...........................................        (29,668,153)        (290,546,393)
                                                                                     --------------       --------------
   Net increase (decrease) in net assets resulting from capital share
      transactions - Class A ...................................................        (14,434,270)         114,361,221
                                                                                     --------------       --------------
   Proceeds from shares sold - Class B (Note 5) ................................             37,494           25,866,505
   Reinvestment of distributions - Class B .....................................            414,825           41,104,815
   Cost of shares redeemed - Class B ...........................................         (3,595,374)         (14,066,393)
                                                                                     --------------       --------------
   Net increase (decrease) in net assets resulting from capital share
      transactions - Class B ...................................................         (3,143,055)          52,904,927
                                                                                     --------------       --------------
   Proceeds from shares sold - Administrator Class .............................        338,044,014          308,372,624
   Reinvestment of distributions - Administrator Class .........................         58,593,154           78,747,065
   Cost of shares redeemed - Administrator Class ...............................       (342,325,324)        (410,097,624)
                                                                                     --------------       --------------
   Net increase (decrease) in net assets resulting from capital share
      transactions - Administrator Class .......................................         54,311,844          (22,977,935)
                                                                                     --------------       --------------
   Proceeds from shares sold - Investor Class ..................................         23,503,586           20,618,502
   Reinvestment of distributions - Investor Class ..............................          5,430,786            6,979,700
   Cost of shares redeemed - Investor Class ....................................        (21,126,093)         (28,478,169)
                                                                                     --------------       --------------
   Net increase (decrease) in net assets resulting from capital share
      transactions - Investor Class ............................................          7,808,279             (879,967)
                                                                                     --------------       --------------
Net increase in net assets resulting from capital share transactions - Total ...         44,542,798          143,408,246
                                                                                     --------------       --------------
NET DECREASE IN NET ASSETS .....................................................       (173,525,027)        (311,572,334)
                                                                                     ==============       ==============
ENDING NET ASSETS ..............................................................     $1,552,639,854       $1,726,164,881
                                                                                     ==============       ==============
Ending balance of undistributed net investment income ..........................     $   22,040,875       $   25,780,709
                                                                                     --------------       --------------
SHARES ISSUED AND REDEEMED
   Shares sold - Class A (Note 5) ..............................................            129,458           11,392,447
   Shares issued in reinvestment of distributions - Class A ....................            338,926                    0
   Shares redeemed - Class A ...................................................           (860,723)          (6,019,344)
                                                                                     --------------       --------------
   Net increase (decrease) in shares outstanding - Class A .....................           (392,339)           5,373,103
                                                                                     --------------       --------------
   Shares sold - Class B (Note 5) ..............................................              1,090              535,782
   Shares issued in reinvestment of distributions - Class B ....................             12,892                    0
   Shares redeemed - Class B ...................................................           (108,495)            (291,337)
                                                                                     --------------       --------------
   Net increase (decrease) in shares outstanding - Class B .....................            (94,513)             244,445
                                                                                     --------------       --------------
   Shares sold - Administrator Class ...........................................         10,170,221            5,676,758
   Shares issued in reinvestment of distributions - Administrator Class ........          1,821,168            1,398,645
   Shares redeemed - Administrator Class .......................................        (10,357,966)          (7,727,749)
                                                                                     --------------       --------------
   Net increase (decrease) in shares outstanding - Administrator Class .........          1,633,423             (652,346)
                                                                                     --------------       --------------
   Shares sold - Investor Class ................................................            714,786              390,936
   Shares issued in reinvestment of distributions - Investor Class .............            168,861              124,113
   Shares redeemed - Investor Class ............................................           (639,924)            (542,877)
                                                                                     --------------       --------------
   Net increase (decrease) in shares outstanding - Investor Class ..............            243,723              (27,828)
                                                                                     --------------       --------------
NET INCREASE IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS ...          1,390,294            4,937,374
                                                                                     ==============       ==============

The accompanying notes are an integral part of these financial statements.

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

                      16 Wells Fargo Advantage Index Fund


                                                            Financial Highlights

                                             Beginning                 Net Realized    Distributions
                                             Net Asset       Net      and Unrealized      from Net
                                             Value Per   Investment     Gain (Loss)      Investment
                                               Share       Income     on Investments      Income
                                             ---------   ----------   --------------   -------------
Class A
October 1, 2008 to September 30, 2009 ....     $44.82      0.70(1)        (4.54)           (0.86)
July 18, 2008(5) to September 30, 2008 ...     $48.28      0.17           (3.63)            0.00
Class B
October 1, 2008 to September 30, 2009 ....     $44.76      0.46(1)        (4.57)           (0.71)
July 18, 2008(5) to September 30, 2008 ...     $48.28      0.10           (3.62)            0.00
Administrator Class
October 1, 2008 to September 30, 2009 ....     $44.85      0.82(1)        (4.53)           (0.91)
October 1, 2007 to September 30, 2008 ....     $60.73      1.02          (14.05)           (0.99)
October 1, 2006 to September 30, 2007 ....     $54.23      0.99(1)         7.60            (0.83)
October 1, 2005 to September 30, 2006 ....     $49.80      0.88            4.31            (0.76)
October 1, 2004 to September 30, 2005 ....     $45.21      0.89            4.50            (0.80)
Investor Class
October 1, 2008 to September 30, 2009 ....     $44.76      0.75(1)        (4.51)           (0.82)
October 1, 2007 to September 30, 2008 ....     $60.61      0.91          (14.02)           (0.88)
October 1, 2006 to September 30, 2007 ....     $54.13      0.87(1)         7.59            (0.72)
October 1, 2005 to September 30, 2006 ....     $49.75      0.78            4.30            (0.70)
April 11, 2005(5) to September 30, 2005 ..     $47.52      0.34            1.89             0.00

(1.) Calculated based upon average shares outstanding.

(2.) Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods of less than one year are not annualized.

(3.) Portfolio turnover rate represents the activity from the Fund's investment in a single Master Portfolio.

(4.) Includes net expenses allocated from the Master Portfolio in which the Fund invests.

(5.) Commencement of class operations.

The accompanying notes are an integral part of these financial statements.

                      Wells Fargo Advantage Index Fund 17


Financial Highlights

                   Ending     Ratio to Average Net Assets (Annualized)
 Distributions   Net Asset   ------------------------------------------               Portfolio    Net Assets at
   from Net      Value Per   Net Investment      Gross          Net         Total      Turnover    End of Period
Realized Gains     Share          Income      Expenses(4)   Expenses(4)   Return(2)    Rate(3)    (000's omitted)
--------------   ---------   --------------   -----------   -----------   ---------   ---------   ---------------

   (1.29)          $38.83        2.10%            0.71%         0.62%       (7.47)%      10%         $  193,407
    0.00           $44.82        1.77%            0.71%         0.62%       (7.17)%       5%         $  240,823

   (1.29)          $38.65        1.39%            1.46%         1.37%       (8.21)%      10%         $    5,794
    0.00           $44.76        1.01%            1.46%         1.37%       (7.29)%       5%         $   10,941

   (1.29)          $38.94        2.46%            0.38%         0.25%       (7.14)%      10%         $1,243,134
   (1.86)          $44.85        1.93%            0.38%         0.25%      (22.36)%       5%         $1,358,363
   (1.26)          $60.73        1.71%            0.37%         0.25%       16.16%        8%         $1,878,932
    0.00           $54.23        1.72%            0.38%         0.25%       10.52%        9%         $1,590,045
    0.00           $49.80        1.87%            0.31%         0.25%       11.99%        8%         $1,211,916

   (1.29)          $38.89        2.26%            0.81%         0.45%       (7.32)%      10%         $  110,305
   (1.86)          $44.76        1.73%            0.85%         0.45%      (22.52)%       5%         $  116,038
   (1.26)          $60.61        1.51%            0.87%         0.45%       15.92%        8%         $  158,805
    0.00           $54.13        1.53%            0.88%         0.45%       10.31%        9%         $  140,173
    0.00           $49.75        1.36%            0.82%         0.45%        4.69%        8%         $  149,501

                      18 Wells Fargo Advantage Index Fund


                                                   Notes to Financial Statements

1. ORGANIZATION

Wells Fargo Funds Trust (the "Trust") is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). These financial statements report on the Wells Fargo Advantage Index Fund (the "Fund"). The Fund is a diversified series of the Trust, a Delaware statutory trust organized on November 8, 1999.

The Fund seeks to achieve its investment objective by investing all investable assets in one or more separate diversified portfolios (each, a "Master Portfolio", collectively, the "Master Portfolios") of Wells Fargo Master Trust, a registered open-end investment management company. Each Master Portfolio directly acquires portfolio securities, and a Fund investing in a Master Portfolio acquires an indirect interest in those securities. The Fund accounts for its investment in the Master Portfolios as partnership investments and records daily its share of the Master Portfolio's income, expense and realized and unrealized gains and losses. The financial statements of the Master Portfolio for the year ended September 30, 2009 are included in this report and should be read in conjunction with the Fund's financial statements. As of September 30, 2009 the Fund owns 79% of the Wells Fargo Advantage Index Portfolio.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. Generally Accepted Accounting Principles ("GAAP") which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Management has considered the circumstances under which the Fund should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through November 25, 2009 which represents the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

SECURITIES VALUATION

Investments in the Master Portfolio are valued daily based upon the Fund's proportionate share of the Master Portfolio's net assets, which are also valued daily. Securities held in the Master Portfolio are valued as discussed in the Notes to Financial Statements of the Master Portfolio, which are included elsewhere in this report.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis in the Master Portfolio. Realized gains or losses in the Master Portfolio are reported on the basis of identified cost of securities delivered.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily using the effective interest method by the Master Portfolio. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Dividend income in the Master Portfolio is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Master Portfolio is informed of the ex-dividend date. Dividend income from foreign securities in the Master Portfolio is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

The Fund records daily its proportionate share of the Master Portfolio's interest and dividend income.

DISTRIBUTIONS TO SHAREHOLDERS

Net investment income, if any, is declared and distributed to shareholders annually. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

                      Wells Fargo Advantage Index Fund 19


Notes to Financial Statements

Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications. At September 30, 2009, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statement of Assets and Liabilities:

                           Accumulated
   Undistributed        Net Realized Loss
Net Investment Income    on Investments
---------------------   -----------------
     $(273,002)             $273,002

FEDERAL AND OTHER TAXES

The Fund is treated as a separate entity for federal income tax purposes. It is the policy of the Fund to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund's income and federal excise tax returns and all financial records supporting those returns for the prior three tax years are subject to examination by the federal and Delaware revenue authorities.

As of September 30,2009, the Fund had estimated net capital loss carryforwards, which are available to offset future net realized capital gains, in the amount of $4,234,638 with $413,306 expiring in 2011, $2,439,923 expiring in 2012 and
$1,381,409 expiring in 2017.

CLASS ALLOCATIONS

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

3. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

ADVISORY FEES

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management.

Since the Fund invests all of its assets in a single Master Portfolio, Funds Management does not currently receive an investment advisory fee.

A fund that invests its assets in one or more Master Portfolio may withdraw all of its investments from its corresponding Master Portfolio(s) and invest directly in securities at any time if the Board of Trustees determines that it is in the best interest of the fund to do so. Upon such redemption and subsequent direct investment in a portfolio of securities, Funds Management (and the corresponding subadviser, if any) may receive an investment advisory fee for the direct management of those assets.

                       20 Wells Fargo Advantage Index Fund


                                                   Notes to Financial Statements

ADMINISTRATION AND TRANSFER AGENT FEES

The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund the following annual fees:

                                         Administration Fees
                      Average Daily         (% of Average
                         Net Assets       Daily Net Assets)
                      ----------------   -------------------
Fund level            First $5 billion          0.05%
                      Next $5 billion           0.04
                      Over $10 billion          0.03
Class A               All asset levels          0.28
Class B               All asset levels          0.28
Administrator Class   All asset levels          0.10
Investor Class        All asset levels          0.38*


* Effective February 1, 2009, the class-level administration fee for Investor Class was reduced by 0.02%, as shown in the table. Prior to February 1, 2009, the class-level administration fee for Investor Class was 0.40%.

Funds Management has contractually waived administration fees during the year ended September 30, 2009 to the extent necessary to maintain certain net operating expense ratios for the Fund. Expenses were waived by Funds Management proportionately from all classes, first from advisory fees, and then from any class specific expenses, if applicable.

DISTRIBUTION FEES

The Trust has adopted a Distribution Plan (the "Plan") for Class B shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter of the Fund, at an annual rate of 0.75% of its average daily net assets.

For the year ended September 30, 2009, Wells Fargo Funds Distributor, LLC received $344,031 from the sale of Class A shares and $16,185 in contingent deferred sales charges from redemptions of Class B shares, respectively.

SHAREHOLDER SERVICING FEES

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, and Investor Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. Administrator Class of the Fund is charged a fee at an annual rate of 0.10% of its average daily net assets.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo & Company.

4. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) and U.S. Government obligations for the year ended September 30, 2009, were as follows:

Purchases at Cost*    Sales Proceeds*
-------------------   ---------------
   $134,354,785        $179,037,015

* Purchases and sales related to these investments have been calculated by aggregating the results of multiplying such Fund's ownership percentage of the respective Master Portfolio by the corresponding Master Portfolio's purchases and sales.

5. ACQUISITION

Effective at the opening of business on July 21, 2008, the Fund acquired the net assets of the Wells Fargo Advantage Equity Index Fund ("Equity Index Fund") in a tax-fee exchange for Class A and Class B shares of the Fund. The Fund issued 5,653,749 of its Class A shares (valued at $273,132,548) and 267,672 of its Class B shares (valued at $12,926,615) in exchange for all of the assets and liabilities of Equity Index Fund. Equity Index Fund then liquidated by distributing Class A and Class B shares of the Fund on a pro rata basis to its Class A and Class B shareholder, respectively. As a result, Equity Index Fund

                      Wells Fargo Advantage Index Fund 21


Notes to Financial Statements

shareholders received shares of their specified class of Equity Index Fund with a total value equal to the value of their Equity Index Fund shares at the close of business on July 18, 2008. The Fund then transferred in-kind the assets acquired in the acquisition to the Master Portfolio in which it invests all or substantially all of its assets in exchange for interests in the Master Portfolio. The aggregate net assets of the Fund and Equity Index Fund immediately prior to the acquisition were $1,610,172,985 and $286,059,163, respectively. The aggregate net assets of the Fund immediately after the acquisition were $1,896,232,148.

6. EXPENSE REDUCTION

Through expense offset arrangements with the Fund's custodian, a portion of the fund expenses may have been reduced.

7. BANK BORROWINGS

The Trust and Wells Fargo Variable Trust (excluding the money market funds) are parties to a $125,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Pursuant to the agreement entered into on September 8, 2009, interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, under the credit agreement, the Fund pays an annual commitment fee equal to 0.15% of the unused balance, which is allocated pro rata. Prior to September 8, 2009, the Fund participated in a $150,000,000 revolving credit agreement with the Bank of New York Mellon and paid interest at a rate equal to the Federal Funds rate plus 0.60% and an annual commitment fee equal to 0.15% of the unused balance, which was allocated on a pro rata basis.

During the year ended September 30, 2009, the Fund had no borrowings under the credit agreement.

8. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the year for Funds with a tax year ended May 31, 2009, and May 31, 2008, were as follows:

     Ordinary Income         Long - Term Capital Gain
-------------------------   -------------------------
   2009          2008           2009          2008
-----------   -----------   -----------   -----------
$34,853,928   $34,002,180   $49,077,595   $62,721,075

As of May 31, 2009, the tax year-end of the Fund, the components of distributable earnings on a tax basis are shown on the table below. The difference between book basis and tax basis appreciation is attributable primarily to the tax deferral of losses on wash sales.

 Undistributed      Unrealized     Capital Loss
Ordinary Income    Depreciation    Carryforward*
---------------   --------------   -------------
$12,546,814       $(124,305,419)   $(4,234,638)

* This amount includes the post-October loss, which will reverse on the first day of the following fiscal year.

9. INDEMNIFICATION

Under the Trust's organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated.

                       22 Wells Fargo Advantage Index Fund


                         Report of Independent Registered Public Accounting Firm

BOARD OF TRUSTEES AND SHAREHOLDERS OF
WELLS FARGO FUNDS TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Wells Fargo Advantage Index Fund (the "Fund"), one of the funds constituting the Wells Fargo Funds Trust, as of September 30, 2009, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two year period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included verification of investments owned at September 30, 2009 by examination of the underlying Master Portfolio. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund of Wells Fargo Funds Trust as of September 30, 2009, and the results of its operations for the year then ended, changes in its net assets for each of the years in the two year period then ended, and the financial highlights for the periods presented, in conformity with U.S. generally accepted accounting principles.

                                        KPMG LLP

Philadelphia, Pennsylvania
November 25, 2009

                   Wells Fargo Advantage Master Portfolios 23


Portfolio of Investments--September 30, 2009

INDEX PORTFOLIO

SHARES         SECURITY NAME                                                            VALUE
------------   -----------------------------------------------------------------   ---------------
COMMON STOCKS: 99.56%
AEROSPACE, DEFENSE: 0.20%
      81,629   RAYTHEON COMPANY                                                    $     3,915,743
                                                                                   ---------------
APPAREL & ACCESSORY STORES: 0.70%
      18,438   ABERCROMBIE & FITCH COMPANY CLASS A<<                                       606,241
     100,941   GAP INCORPORATED                                                          2,160,137
      64,060   KOHL'S CORPORATION+                                                       3,654,623
      55,973   LIMITED BRANDS INCORPORATED                                                 950,981
      81,494   NIKE INCORPORATED CLASS B                                                 5,272,662
      34,534   NORDSTROM INCORPORATED<<                                                  1,054,668
                                                                                        13,699,312
                                                                                   ---------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 0.12%
      12,121   POLO RALPH LAUREN CORPORATION                                               928,711
      18,691   VF CORPORATION                                                            1,353,789
                                                                                         2,282,500
                                                                                   ---------------
AUTO & TRUCKS: 0.25%
     675,295   FORD MOTOR COMPANY<<+                                                     4,868,877
                                                                                   ---------------
AUTO PARTS & EQUIPMENT: 0.16%
     124,828   JOHNSON CONTROLS INCORPORATED                                             3,190,604
                                                                                   ---------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 0.12%
      19,779   AUTONATION INCORPORATED<<+                                                  357,604
       6,758   AUTOZONE INCORPORATED<<+                                                    988,155
      28,665   O'REILLY AUTOMOTIVE INCORPORATED<<+                                       1,035,953
                                                                                         2,381,712
                                                                                   ---------------
AUTOMOTIVE REPAIR, SERVICES & PARKING: 0.02%
      11,729   RYDER SYSTEM INCORPORATED                                                   458,135
                                                                                   ---------------
BIOPHARMACEUTICALS: 0.93%
      96,143   CELGENE CORPORATION+                                                      5,374,394
      15,648   CEPHALON INCORPORATED<<+                                                    911,340
      56,666   GENZYME CORPORATION+                                                      3,214,662
     189,564   GILEAD SCIENCES INCORPORATED+                                             8,829,891
                                                                                        18,330,287
                                                                                   ---------------
BIOTECHNOLOGY: 0.90%
     212,879   AMGEN INCORPORATED+                                                      12,821,702
      60,554   BIOGEN IDEC INCORPORATED+                                                 3,059,188
      36,967   LIFE TECHNOLOGIES CORPORATION+                                            1,720,814
                                                                                        17,601,704
                                                                                   ---------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.11%
      57,833   D.R. HORTON INCORPORATED                                                    659,875
      15,509   KB HOME<<                                                                   257,604
      32,328   LENNAR CORPORATION CLASS A<<                                                460,674
      66,260   PULTE HOMES INCORPORATED<<                                                  728,197
                                                                                         2,106,350
                                                                                   ---------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 0.93%
      27,712   FASTENAL COMPANY<<                                                        1,072,454
     357,335   HOME DEPOT INCORPORATED<<                                                 9,519,404
     309,748   LOWE'S COMPANIES INCORPORATED                                             6,486,123

                   24 Wells Fargo Advantage Master Portfolios


                                    Portfolio of Investments--September 30, 2009

INDEX PORTFOLIO

SHARES         SECURITY NAME                                                            VALUE
------------   -----------------------------------------------------------------   ---------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS (continued)
      20,477   SHERWIN-WILLIAMS COMPANY<<                                          $     1,231,896
                                                                                        18,309,877
                                                                                   ---------------
BUSINESS SERVICES: 5.70%
     110,058   ADOBE SYSTEMS INCORPORATED+                                               3,636,316
      20,469   AFFILIATED COMPUTER SERVICES INCORPORATED CLASS A+                        1,108,806
      48,160   AUTODESK INCORPORATED+                                                    1,146,208
     105,268   AUTOMATIC DATA PROCESSING INCORPORATED                                    4,137,032
      38,570   BMC SOFTWARE INCORPORATED+                                                1,447,532
      83,453   CA INCORPORATED                                                           1,835,131
      38,372   CITRIX SYSTEMS INCORPORATED+                                              1,505,334
      61,467   COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                       2,376,314
      31,801   COMPUTER SCIENCES CORPORATION+                                            1,676,231
      49,796   COMPUWARE CORPORATION+                                                      365,005
      25,753   CONVERGYS CORPORATION+                                                      255,985
      26,492   EQUIFAX INCORPORATED                                                        771,977
      65,293   FIDELITY NATIONAL INFORMATION SERVICES INCORPORATED<<                     1,665,624
      32,363   FISERV INCORPORATED+                                                      1,559,897
      38,234   IMS HEALTH INCORPORATED                                                     586,892
     101,906   INTERPUBLIC GROUP OF COMPANIES INCORPORATED<<+                              766,333
      67,725   INTUIT INCORPORATED+                                                      1,930,163
      37,781   IRON MOUNTAIN INCORPORATED<<+                                             1,007,241
     109,893   JUNIPER NETWORKS INCORPORATED<<+                                          2,969,309
      20,114   MASTERCARD INCORPORATED CLASS A<<                                         4,066,045
      32,954   MCAFEE INCORPORATED+                                                      1,443,056
   1,625,152   MICROSOFT CORPORATION                                                    42,075,185
      26,393   MONSTER WORLDWIDE INCORPORATED+                                             461,350
      72,700   NOVELL INCORPORATED+                                                        327,877
      65,147   OMNICOM GROUP INCORPORATED                                                2,406,530
     818,759   ORACLE CORPORATION                                                       17,062,938
      39,412   RED HAT INCORPORATED+                                                     1,089,348
      31,836   ROBERT HALF INTERNATIONAL INCORPORATED<<                                    796,537
      22,875   SALESFORCE.COM INCORPORATED<<+                                            1,302,274
     157,931   SUN MICROSYSTEMS INCORPORATED+                                            1,435,591
     170,748   SYMANTEC CORPORATION<<+                                                   2,812,220
      41,328   TOTAL SYSTEM SERVICES INCORPORATED<<                                        665,794
      40,432   VERISIGN INCORPORATED<<+                                                    957,834
     250,069   YAHOO! INCORPORATED<<+                                                    4,453,729
                                                                                       112,103,638
                                                                                   ---------------
CASINO & GAMING: 0.12%
      62,114   INTERNATIONAL GAME TECHNOLOGY<<                                           1,334,209
      14,453   WYNN RESORTS LIMITED<<+                                                   1,024,573
                                                                                         2,358,782
                                                                                   ---------------
CHEMICALS & ALLIED PRODUCTS: 1.96%
      44,040   AIR PRODUCTS & CHEMICALS INCORPORATED                                     3,416,623
      10,158   CF INDUSTRIES HOLDINGS INCORPORATED                                         875,924
     239,743   DOW CHEMICAL COMPANY                                                      6,250,100
     189,428   E.I. DU PONT DE NEMOURS & COMPANY                                         6,088,216
      15,233   EASTMAN CHEMICAL COMPANY                                                    815,575
      49,646   ECOLAB INCORPORATED                                                       2,295,135
      15,197   FMC CORPORATION                                                             854,831
      16,559   INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                             628,083
     114,442   MONSANTO COMPANY                                                          8,857,811

                   Wells Fargo Advantage Master Portfolios 25


Portfolio of Investments--September 30, 2009

INDEX PORTFOLIO

SHARES         SECURITY NAME                                                            VALUE
------------   -----------------------------------------------------------------   ---------------
CHEMICALS & ALLIED PRODUCTS (continued)
      34,570   PPG INDUSTRIES INCORPORATED<<                                       $     2,012,320
      64,315   PRAXAIR INCORPORATED                                                      5,253,892
      25,536   SIGMA-ALDRICH CORPORATION                                                 1,378,433
                                                                                        38,726,943
                                                                                   ---------------
COAL MINING: 0.22%
      37,881   CONSOL ENERGY INCORPORATED                                                1,708,812
      17,917   MASSEY ENERGY COMPANY                                                       499,705
      56,108   PEABODY ENERGY CORPORATION                                                2,088,340
                                                                                         4,296,857
                                                                                   ---------------
COMMUNICATIONS: 5.17%
      82,728   AMERICAN TOWER CORPORATION CLASS A+                                       3,011,299
   1,236,847   AT&T INCORPORATED                                                        33,407,237
      62,316   CENTURYTEL INCORPORATED                                                   2,093,818
     601,610   COMCAST CORPORATION CLASS A                                              10,161,193
      94,241   DIRECTV GROUP INCORPORATED<<+                                             2,599,167
      54,628   METROPCS COMMUNICATIONS INCORPORATED+                                       511,318
     471,324   NEWS CORPORATION CLASS A                                                  5,651,175
     310,776   QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED<<                         1,184,057
      18,703   SCRIPPS NETWORKS INTERACTIVE INCORPORATED                                   691,076
     602,879   SPRINT NEXTEL CORPORATION<<+                                              2,381,372
      73,457   TIME WARNER CABLE INCORPORATED<<+                                         3,165,262
     248,546   TIME WARNER INCORPORATED                                                  7,153,163
     595,492   VERIZON COMMUNICATIONS INCORPORATED                                      18,025,543
     389,619   WALT DISNEY COMPANY<<                                                    10,698,938
      91,549   WINDSTREAM CORPORATION                                                      927,391
                                                                                       101,662,009
                                                                                   ---------------
COMPUTER SOFTWARE & SERVICES: 0.04%
      36,141   AKAMAI TECHNOLOGIES INCORPORATED+                                           711,255
                                                                                   ---------------
COSMETICS, PERSONAL CARE: 2.41%
      89,503   AVON PRODUCTS INCORPORATED                                                3,039,522
     104,487   COLGATE-PALMOLIVE COMPANY                                                 7,970,268
      24,741   ESTEE LAUDER COMPANIES INCORPORATED CLASS A                                 917,396
     611,902   PROCTER & GAMBLE COMPANY                                                 35,441,364
                                                                                        47,368,550
                                                                                   ---------------
CONSTRUCTION SPECIAL TRADE CONTRACTORS: 0.05%
      41,576   QUANTA SERVICES INCORPORATED+                                               920,077
                                                                                   ---------------
DEPOSITORY INSTITUTIONS: 7.93%
   1,813,679   BANK OF AMERICA CORPORATION                                              30,687,442
     252,155   BANK OF NEW YORK MELLON CORPORATION                                       7,309,973
     142,884   BB&T CORPORATION<<                                                        3,892,160
   2,734,015   CITIGROUP INCORPORATED                                                   13,232,633
      31,678   COMERICA INCORPORATED                                                       939,886
     166,725   FIFTH THIRD BANCORP                                                       1,688,924
      45,833   FIRST HORIZON NATIONAL CORPORATION<<+                                       606,366
      98,878   HUDSON CITY BANCORP INCORPORATED                                          1,300,246
     139,243   HUNTINGTON BANCSHARES INCORPORATED<<                                        655,835
     824,405   JPMORGAN CHASE & COMPANY                                                 36,125,427
     184,173   KEYCORP                                                                   1,197,125
      17,309   M&T BANK CORPORATION<<                                                    1,078,697
      77,169   MARSHALL & ILSLEY CORPORATION                                               622,754

                         26 Wells Fargo Advantage Master


                                    Portfolio of Investments--September 30, 2009

INDEX PORTFOLIO

SHARES         SECURITY NAME                                                            VALUE
------------   -----------------------------------------------------------------   ---------------
DEPOSITORY INSTITUTIONS (continued)
      50,606   NORTHERN TRUST CORPORATION                                          $     2,943,245
      96,726   PNC FINANCIAL SERVICES GROUP                                              4,699,916
     249,086   REGIONS FINANCIAL CORPORATION<<                                           1,546,824
     103,662   STATE STREET CORPORATION                                                  5,452,621
     104,571   SUNTRUST BANKS INCORPORATED                                               2,358,076
     400,817   US BANCORP                                                                8,761,860
     979,333   WELLS FARGO & COMPANY(L)                                                 27,597,613
     147,068   WESTERN UNION COMPANY                                                     2,782,527
      26,505   ZIONS BANCORPORATION<<                                                      476,295
                                                                                       155,956,445
                                                                                   ---------------
E-COMMERCE/SERVICES: 0.61%
      69,701   AMAZON.COM INCORPORATED<<+                                                6,507,285
     235,347   EBAY INCORPORATED+                                                        5,556,543
                                                                                        12,063,828
                                                                                   ---------------
EATING & DRINKING PLACES: 0.88%
      29,231   DARDEN RESTAURANTS INCORPORATED                                             997,654
     228,784   MCDONALD'S CORPORATION                                                   13,056,703
      97,806   YUM! BRANDS INCORPORATED                                                  3,301,931
                                                                                        17,356,288
                                                                                   ---------------
EDUCATIONAL SERVICES: 0.14%
      26,741   APOLLO GROUP INCORPORATED CLASS A+                                        1,970,009
      12,979   DEVRY INCORPORATED                                                          717,998
                                                                                         2,688,007
                                                                                   ---------------
ELECTRIC, GAS & SANITARY SERVICES: 4.17%
     139,828   AES CORPORATION+                                                          2,072,251
      35,529   ALLEGHENY ENERGY INCORPORATED<<                                             942,229
      48,923   AMEREN CORPORATION                                                        1,236,773
      99,952   AMERICAN ELECTRIC POWER COMPANY INCORPORATED                              3,097,512
      81,003   CENTERPOINT ENERGY INCORPORATED                                           1,006,867
      47,989   CMS ENERGY CORPORATION<<                                                    643,053
      57,646   CONSOLIDATED EDISON INCORPORATED                                          2,360,027
      42,059   CONSTELLATION ENERGY GROUP INCORPORATED                                   1,361,450
     124,785   DOMINION RESOURCES INCORPORATED                                           4,305,083
      34,479   DTE ENERGY COMPANY                                                        1,211,592
     271,839   DUKE ENERGY CORPORATION                                                   4,278,746
     106,281   DYNEGY INCORPORATED CLASS A+                                                271,017
      68,301   EDISON INTERNATIONAL                                                      2,293,548
     146,995   EL PASO CORPORATION                                                       1,516,988
      41,044   ENTERGY CORPORATION<<                                                     3,277,774
     138,166   EXELON CORPORATION                                                        6,855,797
      63,904   FIRSTENERGY CORPORATION<<                                                 2,921,691
      86,256   FPL GROUP INCORPORATED                                                    4,763,919
      65,481   FRONTIER COMMUNICATIONS CORPORATION<<                                       493,727
      16,020   INTEGRYS ENERGY GROUP INCORPORATED                                          574,958
       9,480   NICOR INCORPORATED                                                          346,873
      57,720   NISOURCE INCORPORATED                                                       801,731
      36,745   NORTHEAST UTILITIES                                                         872,326
      46,291   PEPCO HOLDINGS INCORPORATED                                                 688,810
      77,709   PG&E CORPORATION                                                          3,146,437
      21,215   PINNACLE WEST CAPITAL CORPORATION                                           696,276
      78,944   PPL CORPORATION                                                           2,395,161

Portfolio of Investments--September 30, 2009                                           Wells Fargo Advantage Master Portfolios 27

INDEX PORTFOLIO

       SHARES    SECURITY NAME                                                                         VALUE
       ------    ----------------------------------------------------------------------           ---------------
ELECTRIC, GAS & SANITARY SERVICES (continued)
       58,550    PROGRESS ENERGY INCORPORATED                                                     $    2,286,963
      106,071    PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                          3,334,872
       36,524    QUESTAR CORPORATION                                                                   1,371,841
       67,569    REPUBLIC SERVICES INCORPORATED                                                        1,795,308
       23,115    SCANA CORPORATION                                                                       806,714
       51,431    SEMPRA ENERGY                                                                         2,561,778
      135,405    SPECTRA ENERGY CORPORATION                                                            2,564,571
       17,829    STERICYCLE INCORPORATED+                                                                863,815
       44,808    TECO ENERGY INCORPORATED<<                                                              630,897
      166,880    THE SOUTHERN COMPANY                                                                  5,285,090
      103,285    WASTE MANAGEMENT INCORPORATED<<                                                       3,079,944
       24,508    WISCONSIN ENERGY CORPORATION                                                          1,107,026
       95,536    XCEL ENERGY INCORPORATED                                                              1,838,113

                                                                                                      81,959,548
                                                                                                  --------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 6.45%
      117,563    ADVANCED MICRO DEVICES INCORPORATED<<+                                                  665,407
       61,671    ALTERA CORPORATION<<                                                                  1,264,872
       35,935    AMPHENOL CORPORATION CLASS A                                                          1,354,031
       61,118    ANALOG DEVICES INCORPORATED                                                           1,685,634
       90,443    BROADCOM CORPORATION CLASS A<<+                                                       2,775,696
       19,188    CIENA CORPORATION<<+                                                                    312,381
    1,209,151    CISCO SYSTEMS INCORPORATED+                                                          28,463,415
      157,559    EMERSON ELECTRIC COMPANY                                                              6,314,965
    2,227,760    GENERAL ELECTRIC COMPANY                                                             36,579,819
       14,534    HARMAN INTERNATIONAL INDUSTRIES INCORPORATED<<                                          492,412
       27,476    HARRIS CORPORATION                                                                    1,033,098
       38,656    JABIL CIRCUIT INCORPORATED                                                              518,377
       45,491    JDS UNIPHASE CORPORATION+                                                               323,441
       35,778    KLA-TENCOR CORPORATION<<                                                              1,282,999
       24,438    L-3 COMMUNICATIONS HOLDINGS INCORPORATED                                              1,962,860
       46,600    LINEAR TECHNOLOGY CORPORATION<<                                                       1,287,558
      136,664    LSI LOGIC CORPORATION+                                                                  750,285
       46,864    MEMC ELECTRONIC MATERIALS INCORPORATED+                                                 779,348
       38,352    MICROCHIP TECHNOLOGY INCORPORATED<<                                                   1,016,328
      177,528    MICRON TECHNOLOGY INCORPORATED<<+                                                     1,455,730
       28,493    MOLEX INCORPORATED                                                                      594,934
      481,189    MOTOROLA INCORPORATED                                                                 4,133,414
       49,066    NATIONAL SEMICONDUCTOR CORPORATION                                                      700,172
       70,513    NETAPP INCORPORATED<<+                                                                1,881,287
       20,457    NOVELLUS SYSTEMS INCORPORATED+                                                          429,188
      114,838    NVIDIA CORPORATION<<+                                                                 1,726,015
       24,757    QLOGIC CORPORATION+                                                                     425,820
      348,478    QUALCOMM INCORPORATED                                                                15,674,540
       33,048    ROCKWELL COLLINS INCORPORATED                                                         1,678,838
       83,052    TELLABS INCORPORATED+                                                                   574,720
      264,438    TEXAS INSTRUMENTS INCORPORATED                                                        6,264,536
       15,519    WHIRLPOOL CORPORATION<<                                                               1,085,709
       57,862    XILINX INCORPORATED                                                                   1,355,128

                                                                                                     126,842,957
                                                                                                  --------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 0.30%
       37,706    FLUOR CORPORATION                                                                     1,917,350
       25,976    JACOBS ENGINEERING GROUP INCORPORATED+                                                1,193,597
       41,115    MOODY'S CORPORATION<<                                                                   841,213

28 Wells Fargo Advantage Master Portfolios                                            Portfolio of Investments--September 30, 2009

INDEX PORTFOLIO

       SHARES    SECURITY NAME                                                                         VALUE
       ------    ----------------------------------------------------------------------           ---------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES (continued)
       67,349    PAYCHEX INCORPORATED                                                             $    1,956,488

                                                                                                       5,908,648
                                                                                                  --------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 0.31%
       19,730    BALL CORPORATION                                                                        970,716
       31,497    FORTUNE BRANDS INCORPORATED                                                           1,353,741
       80,732    ILLINOIS TOOL WORKS INCORPORATED                                                      3,448,064
       12,098    SNAP-ON INCORPORATED                                                                    420,526

                                                                                                       6,193,047
                                                                                                  --------------

FINANCIAL SERVICES: 0.03%
       38,178    JANUS CAPITAL GROUP INCORPORATED                                                        541,364
                                                                                                  --------------

FOOD & KINDRED PRODUCTS: 4.23%
      134,594    ARCHER DANIELS MIDLAND COMPANY                                                        3,932,837
       40,391    CAMPBELL SOUP COMPANY                                                                 1,317,554
       66,489    COCA-COLA ENTERPRISES INCORPORATED                                                    1,423,529
       92,678    CONAGRA FOODS INCORPORATED                                                            2,009,259
       41,655    CONSTELLATION BRANDS INCORPORATED CLASS A+                                              631,073
       53,253    DR PEPPER SNAPPLE GROUP INCORPORATED+                                                 1,531,024
       68,218    GENERAL MILLS INCORPORATED                                                            4,391,875
       66,074    H.J. HEINZ COMPANY                                                                    2,626,442
       14,630    HORMEL FOODS CORPORATION                                                                519,658
       24,935    JM SMUCKER COMPANY                                                                    1,321,804
       53,772    KELLOGG COMPANY                                                                       2,647,196
      309,204    KRAFT FOODS INCORPORATED CLASS A                                                      8,122,789
       27,396    MCCORMICK & Company Incorporated<<                                                      929,820
       32,871    MOLSON COORS BREWING COMPANY<<                                                        1,600,160
       30,197    PEPSI BOTTLING GROUP INCORPORATED                                                     1,100,379
      326,581    PEPSICO INCORPORATED                                                                 19,157,241
      145,834    SARA LEE CORPORATION                                                                  1,624,591
      485,817    THE COCA-COLA COMPANY                                                                26,088,373
       34,764    THE HERSHEY COMPANY                                                                   1,350,929
       64,005    TYSON FOODS INCORPORATED CLASS A                                                        808,383

                                                                                                      83,134,916
                                                                                                  --------------

FOOD STORES: 0.44%
      136,566    KROGER COMPANY                                                                        2,818,722
       87,313    SAFEWAY INCORPORATED                                                                  1,721,812
      154,522    STARBUCKS CORPORATION<<+                                                              3,190,879
       29,449    WHOLE FOODS MARKET INCORPORATED<<+                                                      897,900

                                                                                                       8,629,313
                                                                                                  --------------

FORESTRY: 0.08%
       44,307    WEYERHAEUSER COMPANY                                                                  1,623,852
                                                                                                  --------------

FURNITURE & FIXTURES: 0.13%
       32,731    LEGGETT & Platt Incorporated                                                            634,981
       75,300    MASCO CORPORATION                                                                       972,876
       58,215    NEWELL RUBBERMAID INCORPORATED<<                                                        913,393

                                                                                                       2,521,250
                                                                                                  --------------

GENERAL MERCHANDISE STORES: 1.94%
       17,321    BIG LOTS INCORPORATED+                                                                  433,371
       29,291    FAMILY DOLLAR STORES INCORPORATED                                                       773,282
       49,446    JCPENNEY COMPANY INCORPORATED                                                         1,668,803
       88,156    MACY'S INCORPORATED                                                                   1,612,374

Portfolio of Investments--September 30, 2009                                              Wells Fargo Advantage Master Portfolios 29

INDEX PORTFOLIO

       SHARES    SECURITY NAME                                                                        VALUE
       ------    ----------------------------------------------------------------------          ---------------
GENERAL MERCHANDISE STORES (continued)
       10,460    SEARS HOLDINGS CORPORATION<<+                                                    $      683,143
      157,616    TARGET CORPORATION                                                                    7,357,515
       88,854    TJX COMPANIES INCORPORATED                                                            3,300,926
      452,775    WAL-MART STORES INCORPORATED                                                         22,226,725

                                                                                                      38,056,139
                                                                                                  --------------

HEALTHCARE: 1.87%
       33,769    HOSPIRA INCORPORATED+                                                                 1,506,097
      577,715    JOHNSON & JOHNSON                                                                    35,177,066

                                                                                                      36,683,163
                                                                                                  --------------

HEALTH SERVICES: 0.38%
       75,402    CARDINAL HEALTH INCORPORATED                                                          2,020,774
       21,802    DAVITA INCORPORATED+                                                                  1,234,865
       35,566    HUMANA INCORPORATED+                                                                  1,326,612
       22,703    LABORATORY CORPORATION OF AMERICA HOLDINGS<<+                                         1,491,587
       90,767    TENET HEALTHCARE CORPORATION+                                                           533,710
       22,164    WATSON PHARMACEUTICALS INCORPORATED+                                                    812,089

                                                                                                       7,419,637
                                                                                                  --------------

HOLDING & OTHER INVESTMENT OFFICES: 1.09%
       24,536    APARTMENT INVESTMENT & MANAGEMENT COMPANY CLASS A                                       361,905
       16,757    AVALONBAY COMMUNITIES INCORPORATED<<                                                  1,218,748
       29,052    BOSTON PROPERTIES INCORPORATED                                                        1,904,359
       57,435    EQUITY RESIDENTIAL                                                                    1,763,255
       61,443    HCP INCORPORATED                                                                      1,765,872
      126,598    HOST HOTELS & RESORTS INCORPORATED<<                                                  1,490,058
       78,899    KIMCO REALTY CORPORATION                                                              1,028,843
       34,131    PLUM CREEK TIMBER COMPANY<<                                                           1,045,774
       92,826    PROLOGIS<<                                                                            1,106,486
       28,428    PUBLIC STORAGE INCORPORATED                                                           2,138,923
       59,755    SIMON PROPERTY GROUP INCORPORATED<<                                                   4,148,768
       32,816    VENTAS INCORPORATED                                                                   1,263,416
       32,728    VORNADO REALTY TRUST                                                                  2,108,010

                                                                                                      21,344,417
                                                                                                  --------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES: 0.24%
       54,901    BED BATH & BEYOND INCORPORATED<<+                                                     2,060,984
       71,572    BEST BUY COMPANY INCORPORATED                                                         2,685,381

                                                                                                       4,746,365
                                                                                                  --------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.17%
       52,696    MARRIOTT INTERNATIONAL INCORPORATED CLASS A<<                                         1,453,883
       39,166    STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED<<                                    1,293,653
       37,444    WYNDHAM WORLDWIDE CORPORATION                                                           611,086

                                                                                                       3,358,622
                                                                                                  --------------

HOUSEHOLD PRODUCTS, WARES: 0.13%
       23,635    AVERY DENNISON CORPORATION                                                              851,096
       29,212    CLOROX COMPANY                                                                        1,718,250

                                                                                                       2,569,346
                                                                                                  --------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 8.93%
      146,392    3M COMPANY                                                                           10,803,730
      187,794    APPLE INCORPORATED+                                                                  34,811,374
      279,593    APPLIED MATERIALS INCORPORATED                                                        3,746,546
       64,961    BAKER HUGHES INCORPORATED<<                                                           2,771,236

30 Wells Fargo Advantage Master Portfolios                                            Portfolio of Investments--September 30, 2009

INDEX PORTFOLIO

       SHARES    SECURITY NAME                                                                         VALUE
       ------    ----------------------------------------------------------------------           ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (CONTINUED)
       12,613    BLACK & DECKER CORPORATION                                                       $      583,856
       46,088    CAMERON INTERNATIONAL CORPORATION+                                                    1,743,048
      130,245    CATERPILLAR INCORPORATED<<                                                            6,685,476
       42,305    CUMMINS INCORPORATED                                                                  1,895,687
       88,664    DEERE & COMPANY                                                                       3,805,459
      360,771    DELL INCORPORATED+                                                                    5,505,365
       39,020    DOVER CORPORATION                                                                     1,512,415
       34,715    EATON CORPORATION                                                                     1,964,522
      423,892    EMC CORPORATION+                                                                      7,223,120
       11,724    FLOWSERVE CORPORATION                                                                 1,155,283
       25,670    FMC TECHNOLOGIES INCORPORATED+                                                        1,341,001
       34,521    GAMESTOP CORPORATION CLASS A<<+                                                         913,771
      497,059    HEWLETT-PACKARD COMPANY                                                              23,466,155
    1,173,537    INTEL CORPORATION                                                                    22,966,119
      274,807    INTERNATIONAL BUSINESS MACHINES CORPORATION                                          32,869,665
       16,370    LEXMARK INTERNATIONAL INCORPORATED+                                                     352,610
       24,722    PALL CORPORATION                                                                        798,026
       33,650    PARKER HANNIFIN CORPORATION                                                           1,744,416
       43,405    PITNEY BOWES INCORPORATED                                                             1,078,614
       47,599    SANDISK CORPORATION<<+                                                                1,032,898
       46,232    SMITH INTERNATIONAL INCORPORATED<<                                                    1,326,858
       16,635    STANLEY WORKS                                                                           710,148
       36,015    TERADATA CORPORATION+                                                                   991,133
       47,102    WESTERN DIGITAL CORPORATION+                                                          1,720,636

                                                                                                     175,519,167
                                                                                                  --------------

INFORMATION & BUSINESS SERVICES: 1.27%
       50,436    GOOGLE INCORPORATED CLASS A+                                                         25,008,691
                                                                                                  --------------

INSURANCE CARRIERS: 3.46%
       91,505    AETNA INCORPORATED                                                                    2,546,584
       98,009    AFLAC INCORPORATED                                                                    4,188,905
      112,445    ALLSTATE CORPORATION<<                                                                3,443,066
       28,211    AMERICAN INTERNATIONAL GROUP INCORPORATED+                                            1,244,387
       57,541    AON CORPORATION                                                                       2,341,343
       24,721    ASSURANT INCORPORATED                                                                   792,555
       73,351    CHUBB CORPORATION                                                                     3,697,624
       57,168    CIGNA CORPORATION                                                                     1,605,849
       34,094    CINCINNATI FINANCIAL CORPORATION                                                        886,103
      100,878    GENWORTH FINANCIAL INCORPORATED+                                                      1,205,492
       80,555    HARTFORD FINANCIAL SERVICES GROUP INCORPORATED<<                                      2,134,708
       39,848    LEUCADIA NATIONAL CORPORATION                                                           985,043
       63,329    LINCOLN NATIONAL CORPORATION                                                          1,640,854
       76,253    LOEWS CORPORATION                                                                     2,611,665
      109,812    MARSH & MCLENNAN COMPANIES INCORPORATED                                               2,715,651
       33,138    MBIA INCORPORATED<<+                                                                    257,151
      171,615    METLIFE INCORPORATED<<                                                                6,533,383
       66,860    PRINCIPAL FINANCIAL GROUP INCORPORATED                                                1,831,295
       97,061    PRUDENTIAL FINANCIAL INCORPORATED<<                                                   4,844,315
      142,258    THE PROGRESSIVE CORPORATION                                                           2,358,638
      118,980    THE TRAVELERS COMPANIES INCORPORATED                                                  5,857,385
       17,343    TORCHMARK CORPORATION                                                                   753,217
      243,684    UNITEDHEALTH GROUP INCORPORATED                                                       6,101,847
       69,476    UNUMPROVIDENT CORPORATION                                                             1,489,565
       99,588    WELLPOINT INCORPORATED+                                                               4,716,488

Portfolio of Investments--September 30, 2009                                              Wells Fargo Advantage Master Portfolios 31

INDEX PORTFOLIO

       SHARES    SECURITY NAME                                                                         VALUE
       ------    ----------------------------------------------------------------------           ---------------
INSURANCE CARRIERS (continued)
       71,731    XL CAPITAL LIMITED CLASS A                                                       $    1,252,423

                                                                                                      68,035,536
                                                                                                  --------------

LEATHER & LEATHER PRODUCTS: 0.11%
       66,681    COACH INCORPORATED                                                                    2,195,139
                                                                                                  --------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 1.35%
       72,347    AGILENT TECHNOLOGIES INCORPORATED+                                                    2,013,417
       50,184    BECTON DICKINSON & COMPANY                                                            3,500,334
      316,024    BOSTON SCIENTIFIC CORPORATION+                                                        3,346,697
       20,463    C.R. BARD INCORPORATED                                                                1,608,596
       37,832    CAREFUSION CORPORATION+                                                                 824,738
       54,292    DANAHER CORPORATION                                                                   3,654,937
       31,150    DENTSPLY INTERNATIONAL INCORPORATED<<                                                 1,075,921
       56,224    EASTMAN KODAK COMPANY<<                                                                 268,751
       31,755    FLIR SYSTEMS INCORPORATED<<+                                                            888,187
       11,644    MILLIPORE CORPORATION+                                                                  818,923
       24,465    PERKINELMER INCORPORATED<<                                                              470,707
       32,708    QUEST DIAGNOSTICS INCORPORATED                                                        1,707,031
       29,759    ROCKWELL AUTOMATION PLC                                                               1,267,733
       36,596    TERADYNE INCORPORATED<<+                                                                338,513
       85,563    THERMO FISHER SCIENTIFIC INCORPORATED<<+                                              3,736,536
       20,023    WATERS CORPORATION+                                                                   1,118,485

                                                                                                      26,639,506
                                                                                                  --------------

MEDICAL EQUIPMENT & SUPPLIES: 0.74%
        7,952    INTUITIVE SURGICAL INCORPORATED<<+                                                    2,085,412
      232,025    MEDTRONIC INCORPORATED                                                                8,538,520
       72,949    ST. JUDE MEDICAL INCORPORATED+                                                        2,845,740
       26,315    VARIAN MEDICAL SYSTEMS INCORPORATED<<+                                                1,108,651

                                                                                                      14,578,323
                                                                                                  --------------

MEDICAL MANAGEMENT SERVICES: 0.54%
       31,356    COVENTRY HEALTH CARE INCORPORATED+                                                      625,866
       57,527    EXPRESS SCRIPTS INCORPORATED+                                                         4,462,945
       99,313    MEDCO HEALTH SOLUTIONS INCORPORATED+                                                  5,493,002

                                                                                                      10,581,813
                                                                                                  --------------

MEDICAL PRODUCTS: 0.81%
       64,465    ALLERGAN INCORPORATED                                                                 3,659,033
      126,349    BAXTER INTERNATIONAL INCORPORATED                                                     7,203,156
       59,171    STRYKER CORPORATION                                                                   2,688,139
       44,925    ZIMMER HOLDINGS INCORPORATED+                                                         2,401,241

                                                                                                      15,951,569
                                                                                                  --------------

METAL MINING: 0.53%
       86,326    FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B<<                                 5,922,827
      102,720    NEWMONT MINING CORPORATION                                                            4,521,734

                                                                                                      10,444,561
                                                                                                  --------------

MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS: 0.07%
       26,202    VULCAN MATERIALS COMPANY<<                                                            1,416,742
                                                                                                  --------------

32 Wells Fargo Advantage Master Portfolios                                            Portfolio of Investments--September 30, 2009

INDEX PORTFOLIO

       SHARES    SECURITY NAME                                                                         VALUE
       ------    ----------------------------------------------------------------------           --------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.11%
       26,394    HASBRO INCORPORATED                                                              $      732,434
       75,461    MATTEL INCORPORATED                                                                   1,393,010

                                                                                                       2,125,444
                                                                                                  --------------

MISCELLANEOUS RETAIL: 1.43%
       91,166    COSTCO WHOLESALE CORPORATION                                                          5,147,232
      302,552    CVS CAREMARK CORPORATION                                                             10,813,208
       57,594    OFFICE DEPOT INCORPORATED+                                                              381,272
       26,240    RADIOSHACK CORPORATION<<                                                                434,797
      151,428    STAPLES INCORPORATED                                                                  3,516,147
      208,037    WALGREEN COMPANY                                                                      7,795,146

                                                                                                      28,087,802
                                                                                                  --------------

MISCELLANEOUS SERVICES: 0.04%
       11,060    D&B CORPORATION                                                                         833,039
                                                                                                  --------------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 0.85%
       65,476    FEDEX CORPORATION                                                                     4,925,105
      208,473    UNITED PARCEL SERVICE INCORPORATED CLASS B                                           11,772,470

                                                                                                      16,697,575
                                                                                                  --------------

NON-DEPOSITORY CREDIT INSTITUTIONS: 0.80%
      249,298    AMERICAN EXPRESS COMPANY                                                              8,451,202
       95,376    CAPITAL ONE FINANCIAL CORPORATION<<                                                   3,407,784
      112,302    DISCOVER FINANCIAL SERVICES                                                           1,822,661
       73,031    PEOPLE'S UNITED FINANCIAL INCORPORATED<<                                              1,136,362
       98,027    SLM CORPORATION+                                                                        854,795

                                                                                                      15,672,804
                                                                                                  --------------

OFFICE EQUIPMENT: 0.07%
      182,189    XEROX CORPORATION                                                                     1,410,143
                                                                                                  --------------

OIL & GAS EXTRACTION: 4.18%
      102,831    ANADARKO PETROLEUM CORPORATION                                                        6,450,589
       70,384    APACHE CORPORATION                                                                    6,463,363
       61,239    BJ SERVICES COMPANY                                                                   1,189,874
       21,727    CABOT OIL & GAS CORPORATION                                                             776,740
      134,512    CHESAPEAKE ENERGY CORPORATION                                                         3,820,141
       52,290    DENBURY RESOURCES INCORPORATED<<+                                                       791,148
       93,036    DEVON ENERGY CORPORATION                                                              6,264,114
       14,570    DIAMOND OFFSHORE DRILLING INCORPORATED<<                                              1,391,726
       29,861    ENSCO INTERNATIONAL INCORPORATED<<                                                    1,270,287
       52,813    EOG RESOURCES INCORPORATED                                                            4,410,414
       27,442    EQT CORPORATION                                                                       1,169,029
      189,031    HALLIBURTON COMPANY                                                                   5,126,521
       59,544    NABORS INDUSTRIES LIMITED+                                                            1,244,470
       36,349    NOBLE ENERGY INCORPORATED                                                             2,397,580
      169,967    OCCIDENTAL PETROLEUM CORPORATION                                                     13,325,413
       24,121    PIONEER NATURAL RESOURCES COMPANY                                                       875,351
       32,966    RANGE RESOURCES CORPORATION                                                           1,627,202
       23,845    ROWAN COMPANIES INCORPORATED                                                            550,104
      251,105    SCHLUMBERGER LIMITED                                                                 14,965,858
       72,217    SOUTHWESTERN ENERGY COMPANY+                                                          3,082,222
      121,630    XTO ENERGY INCORPORATED                                                               5,025,752

                                                                                                      82,217,898
                                                                                                  --------------

Portfolio of Investments--September 30, 2009                                              Wells Fargo Advantage Master Portfolios 33

INDEX PORTFOLIO

       SHARES    SECURITY NAME                                                                        VALUE
       ------    ----------------------------------------------------------------------           -------------
OIL FIELD EQUIPMENT & SERVICES: 0.19%
       87,669    NATIONAL OILWELL VARCO INCORPORATED+                                             $    3,781,164
                                                                                                  --------------

PAPER & ALLIED PRODUCTS: 0.21%
       22,639    BEMIS COMPANY INCORPORATED                                                              586,576
       90,721    INTERNATIONAL PAPER COMPANY                                                           2,016,728
       35,871    MEADWESTVACO CORPORATION                                                                800,282
       27,664    PACTIV CORPORATION+                                                                     720,647

                                                                                                       4,124,233
                                                                                                  --------------

PERSONAL SERVICES: 0.11%
       27,545    CINTAS CORPORATION                                                                      834,889
       70,291    H & R BLOCK INCORPORATED                                                              1,291,949

                                                                                                       2,126,838
                                                                                                  --------------

PETROLEUM REFINING & RELATED INDUSTRIES: 6.43%
      420,426    CHEVRON CORPORATION                                                                  29,610,603
      310,868    CONOCOPHILLIPS                                                                       14,038,799
    1,007,462    EXXON MOBIL CORPORATION                                                              69,121,968
       61,019    HESS CORPORATION                                                                      3,262,076
      148,364    MARATHON OIL CORPORATION                                                              4,732,812
       40,001    MURPHY OIL CORPORATION                                                                2,302,858
       24,506    SUNOCO INCORPORATED<<                                                                   697,196
       29,254    Tesoro Petroleum Corporation                                                            438,225
      117,974    Valero Energy Corporation                                                             2,287,516

                                                                                                     126,492,053
                                                                                                  --------------

PHARMACEUTICALS: 4.91%
      324,077    ABBOTT LABORATORIES                                                                  16,032,089
      415,271    BRISTOL-MYERS SQUIBB COMPANY                                                          9,351,903
      211,970    ELI LILLY & Company                                                                   7,001,369
       63,242    FOREST LABORATORIES INCORPORATED+                                                     1,861,844
       52,018    KING PHARMACEUTICALS INCORPORATED+                                                      560,234
      442,092    MERCK & Company Incorporated<<                                                       13,983,370
       64,008    MYLAN LABORATORIES INCORPORATED<<+                                                    1,024,768
    1,414,858    PFIZER INCORPORATED<<                                                                23,415,900
      342,531    SCHERING-PLOUGH CORPORATION                                                           9,676,501
      279,874    WYETH                                                                                13,596,279

                                                                                                      96,504,257
                                                                                                  --------------

PIPELINES: 0.11%
      122,210    THE WILLIAMS COMPANIES INCORPORATED                                                   2,183,893
                                                                                                  --------------

PRIMARY METAL INDUSTRIES: 0.58%
       22,932    AK STEEL HOLDING CORPORATION                                                            452,448
      204,262    ALCOA INCORPORATED<<                                                                  2,679,917
       20,559    ALLEGHENY TECHNOLOGIES INCORPORATED                                                     719,359
       65,966    NUCOR CORPORATION                                                                     3,101,062
       29,395    PRECISION CASTPARTS CORPORATION                                                       2,994,469
       17,791    TITANIUM METALS CORPORATION<<                                                           170,616
       30,045    UNITED STATES STEEL CORPORATION<<                                                     1,333,097

                                                                                                      11,450,968
                                                                                                  --------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES: 0.48%
      142,074    CBS CORPORATION CLASS B                                                               1,711,992
       49,212    GANNETT COMPANY INCORPORATED<<                                                          615,642
       65,993    MCGRAW-HILL COMPANIES INCORPORATED                                                    1,659,064

34 Wells Fargo Advantage Master Portfolios                                            Portfolio of Investments--September 30, 2009

INDEX PORTFOLIO

       SHARES    SECURITY NAME                                                                        VALUE
       ------    ----------------------------------------------------------------------           --------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES (continued)
        7,633    MEREDITH CORPORATION<<                                                           $      228,532
       24,231    NEW YORK TIMES COMPANY CLASS A<<                                                        196,756
       43,038    RR DONNELLEY & SONS COMPANY                                                             914,988
      127,220    VIACOM INCORPORATED CLASS B<<+                                                        3,567,249
        1,300    WASHINGTON POST COMPANY CLASS B                                                         608,504

                                                                                                       9,502,727
                                                                                                  --------------

RAILROAD TRANSPORTATION: 0.88%
       54,886    BURLINGTON NORTHERN SANTA FE CORPORATION                                              4,381,549
       82,182    CSX CORPORATION                                                                       3,440,139
       77,069    NORFOLK SOUTHERN CORPORATION                                                          3,322,445
      105,720    UNION PACIFIC CORPORATION                                                             6,168,762

                                                                                                      17,312,895
                                                                                                  --------------

REAL ESTATE: 0.03%
       50,348    CB RICHARD ELLIS GROUP INCORPORATED CLASS A+                                            591,086
                                                                                                  --------------

REAL ESTATE INVESTMENT TRUSTS (REITS): 0.05%
       25,132    HEALTH CARE REIT INCORPORATED<<                                                       1,045,994

RETAIL: 0.05%
       26,018    TIFFANY & COMPANY<<                                                                   1,002,474
                                                                                                  --------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.08%
       33,285    SEALED AIR CORPORATION                                                                  653,385
       50,709    THE GOODYEAR TIRE & RUBBER COMPANY+                                                     863,574

                                                                                                       1,516,959
                                                                                                  --------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 2.63%
       53,456    AMERIPRISE FINANCIAL INCORPORATED                                                     1,942,056
      199,551    CHARLES SCHWAB CORPORATION                                                            3,821,402
       13,925    CME GROUP INCORPORATED                                                                4,291,546
      194,323    E*TRADE FINANCIAL CORPORATION<<+                                                        340,065
       18,546    FEDERATED INVESTORS INCORPORATED CLASS B<<                                              489,058
       31,385    FRANKLIN RESOURCES INCORPORATED                                                       3,157,331
      107,173    GOLDMAN SACHS GROUP INCORPORATED                                                     19,757,343
       15,338    INTERCONTINENTAL EXCHANGE INCORPORATED+                                               1,490,700
       87,219    INVESCO LIMITED                                                                       1,985,104
       34,043    LEGG MASON INCORPORATED                                                               1,056,354
      284,929    MORGAN STANLEY                                                                        8,798,608
       29,751    NASDAQ STOCK MARKET INCORPORATED+                                                       626,259
       54,505    NYSE EURONEXT INCORPORATED                                                            1,574,649
       53,692    T. ROWE PRICE GROUP INCORPORATED                                                      2,453,724

                                                                                                      51,784,199
                                                                                                  --------------

SOFTWARE: 0.07%
       67,821    ELECTRONIC ARTS INCORPORATED+                                                         1,291,990
                                                                                                  --------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS: 0.32%
      325,895    CORNING INCORPORATED                                                                  4,989,452
       35,298    OWENS-ILLINOIS INCORPORATED+                                                          1,302,496

                                                                                                       6,291,948
                                                                                                  --------------

TOBACCO PRODUCTS: 1.61%
      434,229    ALTRIA GROUP INCORPORATED                                                             7,733,618
       34,622    LORILLARD INCORPORATED                                                                2,572,415

Portfolio of Investments--September 30, 2009                                            Wells Fargo Advantage Master Portfolios 35

INDEX PORTFOLIO

       SHARES    SECURITY NAME                                                                         VALUE
       ------    ----------------------------------------------------------------------           --------------
TOBACCO PRODUCTS (continued)
      405,530    PHILIP MORRIS INTERNATIONAL                                                      $   19,765,532
       35,425    REYNOLDS AMERICAN INCORPORATED                                                        1,577,121

                                                                                                      31,648,686
                                                                                                  --------------

TRANSPORTATION BY AIR: 0.08%
      155,433    SOUTHWEST AIRLINES COMPANY                                                            1,492,157
                                                                                                  --------------

TRANSPORTATION EQUIPMENT: 2.53%
      152,285    BOEING COMPANY                                                                        8,246,233
       80,728    GENERAL DYNAMICS CORPORATION                                                          5,215,029
       33,443    GENUINE PARTS COMPANY                                                                 1,272,841
       25,991    GOODRICH CORPORATION                                                                  1,412,351
       49,174    HARLEY-DAVIDSON INCORPORATED<<                                                        1,131,002
      157,657    HONEYWELL INTERNATIONAL INCORPORATED                                                  5,856,958
       38,237    ITT CORPORATION                                                                       1,994,060
       67,682    LOCKHEED MARTIN CORPORATION                                                           5,284,611
       66,686    NORTHROP GRUMMAN CORPORATION                                                          3,451,001
       76,164    PACCAR INCORPORATED<<                                                                 2,872,144
       56,651    Textron Incorporated<<                                                                1,075,236
      197,323    United Technologies Corporation                                                      12,022,890

                                                                                                      49,834,356
                                                                                                  --------------

TRANSPORTATION SERVICES: 0.18%
       35,298    C.H. ROBINSON WORLDWIDE INCORPORATED                                                  2,038,460
       44,470    EXPEDITORS INTERNATIONAL OF WASHINGTON INCORPORATED                                   1,563,121

                                                                                                       3,601,581
                                                                                                  --------------

Travel & RECREATION: 0.21%
       91,853    CARNIVAL CORPORATION                                                                  3,056,868
       44,144    EXPEDIA INCORPORATED<<+                                                               1,057,249

                                                                                                       4,114,117
                                                                                                  --------------

WHOLESALE TRADE NON-DURABLE GOODS: 0.56%
       17,119    AIRGAS INCORPORATED                                                                     828,046
       62,315    AMERISOURCEBERGEN CORPORATION<<                                                       1,394,610
       23,034    BROWN-FORMAN CORPORATION CLASS B                                                      1,110,687
       37,794    DEAN FOODS COMPANY+                                                                     672,355
       55,792    MCKESSON CORPORATION                                                                  3,322,414
       44,440    SUPERVALU Incorporated                                                                  669,266
      123,897    SYSCO CORPORATION                                                                     3,078,840

                                                                                                      11,076,218
                                                                                                  --------------

WHOLESALE TRADE-DURABLE GOODS: 0.35%
       86,892    KIMBERLY-CLARK CORPORATION                                                            5,124,882
       19,487    PATTERSON COMPANIES INCORPORATED<<+                                                     531,021
       13,118    W.W. GRAINGER INCORPORATED                                                            1,172,224

                                                                                                       6,828,127
                                                                                                  --------------

TOTAL COMMON STOCKS (COST $2,041,336,101)                                                          1,957,905,036
                                                                                                  --------------

36 Wells Fargo Advantage Master Portfolios                                            Portfolio of Investments--September 30, 2009

INDEX PORTFOLIO

       SHARES    SECURITY NAME                                                  YIELD                                 VALUE
        -----    ----------------------------------------------                 ------                             ---------------
COLLATERAL FOR SECURITIES LENDING: 6.34%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 1.38%
    6,787,176    AIM STIT-LIQUID ASSETS PORTFOLIO                               0.27%(S)                           $    6,787,176
    6,787,176    BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO                   0.21(S)                                 6,787,176
    6,787,176    DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL                     0.23(S)                                 6,787,176
    6,787,176    DWS MONEY MARKET SERIES INSTITUTIONAL                          0.28(S)                                 6,787,176
                                                                                                                       27,148,704
                                                                                                                   --------------

    PRINCIPAL                                                                   INTEREST RATE       MATURITY DATE
    ---------                                                                   -------------       -------------
COLLATERAL INVESTED IN OTHER ASSETS: 4.96%
$   3,306,573    ABN AMRO NORTH AMERICA FINANCE INCORPORATED                    0.23%               10/23/2009          3,306,108
    3,306,573    ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                0.48                10/07/2009          3,306,309
    2,175,377    ANTALIS US FUNDING CORPORATION++(p)                            0.22                10/09/2009          2,175,271
    2,610,452    BANK OF IRELAND                                                0.53                10/01/2009          2,610,452
      174,030    BELMONT FUNDING LLC++(p)                                       0.45                10/02/2009            174,028
      174,030    BELMONT FUNDING LLC++(p)                                       0.45                10/07/2009            174,017
    2,175,377    BNP PARIBAS (PARIS)                                            0.17                10/01/2009          2,175,377
      348,060    CALCASIEU PARISH LA+/-ss                                       0.47                12/01/2027            348,060
      478,583    CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY+/-ss    0.30                06/01/2028            478,583
    2,610,452    CANCARA ASSET SECURITIZATION LIMITED++(p)                      0.27                10/09/2009          2,610,296
    1,681,282    CHEYNE FINANCE LLC++ +/-####(a)(i)                             0.00                02/25/2008             27,741
    1,294,416    CHEYNE FINANCE LLC++ +/-####(a)(i)                             0.00                05/19/2008             21,358
      696,121    CITIBANK CREDIT CARD ISSUANCE TRUST++                          0.21                10/08/2009            696,092
      230,372    COLORADO HOUSING & Finance Authority+/-ss                      0.40                10/01/2038            230,372
    2,610,452    CONCORD MINUTEMAN CAPITAL COMPANY++(p)                         0.40                10/13/2009          2,610,104
      696,121    COOK COUNTY IL+/-ss                                            0.70                11/01/2030            696,121
      870,151    CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                 COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY
                 VALUE $870,153)                                                0.08                10/01/2009            870,151
    2,610,452    CROWN POINT CAPITAL COMPANY LLC++(p)                           0.45                10/09/2009          2,610,191
    2,175,377    DANSKE BANK A/S COPENHAGEN                                     0.17                10/01/2009          2,175,377
    1,566,271    DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                   0.50                12/15/2037          1,566,271

    1,218,211    DEXIA DELAWARE LLC                                             0.27                10/07/2009          1,218,156
      435,075    ELYSIAN FUNDING LLC++(p)                                       0.45                10/01/2009            435,075
      130,523    ELYSIAN FUNDING LLC++(p)                                       0.45                10/07/2009            130,513
    3,045,528    ERASMUS CAPITAL CORPORATION++(p)                               0.24                10/13/2009          3,045,284
    3,045,528    FORTIS FUNDING LLC++                                           0.25                10/22/2009          3,045,084
    2,325,826    GOTHAM FUNDING CORPORATION++(p)                                0.23                10/13/2009          2,325,648
      870,151    GREENWICH CAPITAL MARKETS INCORPORATED REPURCHASE AGREEMENT
                 - 102% COLLATERALIZED BY MORTGAGE BACKED (MATURITY
                 VALUE $870,153)                                                0.07                10/01/2009            870,151
    5,910,049    GRYPHON FUNDING LIMITED(a)(i)                                  0.00                08/05/2010          2,003,507
      143,575    HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss          0.36                11/01/2042            143,575
    1,305,226    HOUSTON TX UTILITY SYSTEM+/-ss                                 0.50                05/15/2034          1,305,226
      435,075    ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUES+/-ss        0.35                07/01/2029            435,075

      174,030    INDIANA MUNICIPAL POWER AGENCY POWER SUPPLY SYSTEM+/-ss        0.36                01/01/2018            174,030
    3,393,588    INTESA SANPAOLO SPA                                            0.22                10/14/2009          3,393,588
      348,060    IRISH LIFE & PERMANENT PLC++                                   0.53                10/07/2009            348,030
    2,248,470    JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                 MORTGAGE BACKED SECURITIES (MATURITY VALUE $2,248,474)         0.06                10/01/2009          2,248,470
      261,045    KANSAS CITY MO SPECIAL OBLIGATION+/-ss                         0.36                04/15/2025            261,045
      749,200    LLOYDS TSB BANK PLC                                            0.21                10/30/2009            749,073
    1,264,764    MANHATTAN ASSET FUNDING COMPANY++(p)                           0.15                10/01/2009          1,264,764
    2,893,252    MASSACHUSETTS HEFA+/-ss                                        0.32                10/01/2034          2,893,252
    3,045,528    MATCHPOINT MASTER TRUST++(p)                                   0.22                10/16/2009          3,045,249

Portfolio of Investments--September 30, 2009              Wells Fargo Advantage Master Portfolios 37

INDEX PORTFOLIO

  PRINCIPAL   SECURITY NAME                                             INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$   374,165   MISSISSIPPI STATE GO+/-ss                                     0.40%        11/01/2028    $        374,165
  2,784,483   MONT BLANC CAPITAL CORPORATION++(p)                            0.24         10/14/2009          2,784,241
    330,657   MONTGOMERY COUNTY TN PUBLIC BUILDING+/-ss                      0.35         02/01/2036            330,657
  1,305,226   NATEXIS BANQUES POPULAIRES                                     0.20         10/01/2009          1,305,226
    174,030   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                       0.70         01/01/2018            174,030
  2,175,377   NIEUW AMSTERDAM RECEIVABLES CORPORATION++(p)                   0.23         10/01/2009          2,175,377
    553,416   NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                       0.36         01/01/2034            553,416
  3,045,528   ROMULUS FUNDING CORPORATION++(p)                               0.55         10/16/2009          3,044,830
  2,610,452   ROYAL BANK OF SCOTLAND CT                                      0.23         10/14/2009          2,610,452
  3,045,528   SALISBURY RECEIVABLES COMPANY++(p)                             0.22         10/21/2009          3,045,156
  2,610,452   SCALDIS CAPITAL LIMITED++(p)                                   0.27         10/16/2009          2,610,159
  3,045,528   SOLITAIRE FUNDING LLC++(p)                                     0.26         10/13/2009          3,045,264
  2,001,347   SURREY FUNDING CORPORATION++(p)                                0.23         10/20/2009          2,001,104
  2,610,452   TASMAN FUNDING INCORPORATED++(p)                               0.25         10/15/2009          2,610,199
  3,045,528   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++(p)        0.22         10/19/2009          3,045,193
    783,136   TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss              0.35         07/01/2032            783,136
  2,697,468   UNICREDITO ITALIANO (NEW YORK)                                 0.25         10/13/2009          2,697,468
    261,045   VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss              0.38         12/15/2040            261,045
  2,111,337   VICTORIA FINANCE LLC++ +/-####(a)(i)                           0.17         07/28/2008            971,215
  1,226,048   VICTORIA FINANCE LLC++ +/-####(a)(i)                           0.20         08/07/2008            563,982
  1,498,141   VICTORIA FINANCE LLC++ +/-####(a)(i)                           0.29         04/30/2008            689,145
  2,431,356   VICTORIA FINANCE LLC++ +/-####(a)(i)                           0.30         02/15/2008          1,118,424
  2,610,452   VICTORY RECEIVABLES CORPORATION++(p)                           0.22         10/07/2009          2,610,361
                                                                                                             97,601,319
                                                                                                        ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $130,608,081)                                                 124,750,023
                                                                                                        ---------------

     SHARES                                                                 YIELD
SHORT-TERM INVESTMENTS: 0.86%

MUTUAL FUNDS: 0.71%
 13,992,188   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                  0.22(s)                          13,992,188

  PRINCIPAL                                                             INTEREST RATE
US TREASURY BILLS: 0.15%

$    50,000   US Treasury Bill## #                                           0.07         02/04/2010             49,981
  1,100,000   US Treasury Bill## #                                           0.12         02/04/2010          1,099,577
     50,000   US Treasury Bill## #                                           0.16         02/04/2010             49,981
    100,000   US Treasury Bill## #                                           0.17         02/04/2010             99,962
  1,200,000   US Treasury Bill## #                                           0.27         02/04/2010          1,199,538
    295,000   US Treasury Bill## #                                           0.30         11/08/2009            294,971
                                                                                                              2,794,010
                                                                                                        ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $16,785,421)                                                              16,786,198
                                                                                                        ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $2,188,729,603)*                                         106.76%                                  $ 2,099,441,257

Other Assets and Liabilities, Net                               (6.76)                                     (132,856,882)
                                                               ------                                   ---------------
TOTAL NET ASSETS                                               100.00%                                  $ 1,966,584,375
                                                               ------                                   ---------------

38 Wells Fargo Advantage Master Portfolios            Portfolio of Investments--September 30, 2009

INDEX PORTFOLIO

---------------

<<    All or a portion of this security is on loan.

+     Non-income earning securities.

(l) Long-term security of an affiliate of the fund with a total cost of $37,568,613.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

(p)   Asset-backed commercial paper.

+/-   Variable rate investments.

ss These securities are subject to a demand feature which reduces the effective maturity.

#### This security is currently in default with regards to scheduled interest and/or principal payments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)   Illiquid security.

(s)   Rate shown is the 1-day annualized yield at period-end.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The fund does not pay an investment advisory fee for such investments.

+++ Short-term security of an affiliate of the Fund with a cost of $13,992,188.

##    Zero coupon bond. Interest rate presented is yield to maturity.

#     Security pledged as collateral for futures transactions.

* Cost for federal income tax purposes is $2,233,819,817 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation                  $ 323,885,005
Gross unrealized depreciation                   (458,263,565)
                                               -------------
Net unrealized depreciation                    $(134,378,560)
                                               -------------

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities--September 30, 2009                               Wells Fargo Advantage Master Portfolios 39

                                                                                       Index
                                                                                      Portfolio
                                                                                   ---------------
ASSETS
   Investments
     In securities, at value (including securities on loan) ....................   $ 1,933,101,433
     Collateral received for securities loaned .................................       124,750,023
     In affiliate ..............................................................        41,589,801
                                                                                   ---------------
     Total investments at value (see cost below) ...............................     2,099,441,257
                                                                                   ---------------
   Receivables for dividends and interest ......................................         2,421,891
                                                                                   ---------------
Total assets ...................................................................     2,101,863,148
                                                                                   ---------------

LIABILITIES
   Payable for daily variation margin on futures contracts .....................            29,325
   Payable upon receipt of securities loaned ...................................       135,109,900
   Payable to investment advisor and affiliates ................................           102,624
   Accrued expenses and other liabilities ......................................            36,924
                                                                                   ---------------
Total liabilities ..............................................................       135,278,773
                                                                                   ---------------
TOTAL NET ASSETS ...............................................................   $ 1,966,584,375
                                                                                   ===============

Investments at cost ............................................................   $ 2,188,729,603
                                                                                   ---------------
Securities on loan, at value ...................................................   $   124,528,356
                                                                                   ---------------

The accompanying notes are an integral part of these financial statements.

40  Wells Fargo Advantage Master Portfolios                        Statements of Operations--For the Year Ended September 30, 2009

                                                                                             Index
                                                                                           Portfolio
                                                                                         --------------
INVESTMENT INCOME
   Dividends(1) ...................................................................          44,088,674
   Interest .......................................................................              15,947
   Income from affiliated securities . ............................................             128,109
   Securities lending income ......................................................           1,258,310
                                                                                         --------------
Total investment income ...........................................................          45,491,040
                                                                                         --------------

EXPENSES
   Advisory fees ..................................................................           1,507,054
   Custody fees ...................................................................             335,214
   Professional fees ..............................................................              46,156
   Shareholder reports ............................................................               2,924
   Trustees' fees .................................................................              10,578
   Other fees and expenses ........................................................              28,157
                                                                                         --------------
Total expenses ....................................................................           1,930,083
                                                                                         --------------

LESS
   Waived fees ....................................................................            (256,887)
   Net expenses ...................................................................           1,673,196
                                                                                         --------------
Net investment income .............................................................          43,817,844
                                                                                         --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

NET REALIZED GAIN (LOSS) FROM
   Unaffiliated securities, foreign currencies and foreign currency translation ...             518,297
   Collateral received for securities loaned ......................................            (899,927)
   Futures transactions ...........................................................            (825,173)
                                                                                         --------------

Net realized loss from investments ................................................          (1,206,803)
                                                                                         --------------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   Unaffiliated securities, foreign currencies and foreign currency translation ...        (220,791,647)
   Collateral received for securities loaned ......................................          (1,721,328)
   Futures transactions ...........................................................             769,714
                                                                                         --------------
Net change in unrealized appreciation (depreciation) of investments ...............        (221,743,261)
                                                                                         --------------
Net realized and unrealized gain (loss) on investments ............................        (222,950,064)
                                                                                         --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...................      $ (179,132,220)
                                                                                         ==============

1 Net of foreign withholding taxes of .............................................      $       12,647

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets                                        Wells Fargo Advantage Master Portfolios 41

                                                                                                  INDEX PORTFOLIO
                                                                                      -------------------------------------
                                                                                          For the               For the
                                                                                         Year Ended           Year Ended
                                                                                        September 30,       September 30,
                                                                                            2009                 2008
                                                                                      ----------------     ----------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets...........................................................    $  2,237,608,527     $  2,814,355,166

OPERATIONS
   Net investment income..........................................................          43,817,844           51,460,370
   Net realized gain (loss) on investments........................................          (1,206,803)          76,537,197
   Net change in unrealized appreciation (depreciation) of investments............        (221,743,261)        (637,057,378)
                                                                                      -------------------------------------
Net increase (decrease) in net assets resulting from operations...................        (179,132,220)        (509,059,811)
                                                                                      -------------------------------------

CAPITAL SHARES TRANSACTIONS

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   Contributions..................................................................         168,953,827          283,521,466
   Withdrawals....................................................................        (260,845,759)        (351,208,294)
                                                                                      -------------------------------------
Net increase (decrease) from transactions in investors' beneficial interests......         (91,891,932)         (67,686,828)
                                                                                      -------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS.............................................        (271,024,152)        (576,746,639)
                                                                                      =====================================
ENDING NET ASSETS.................................................................    $  1,966,584,375     $  2,237,608,527
                                                                                      =====================================

The accompanying notes are an integral part of these financial statements.

42 Wells Fargo Advantage Master Portfolios                                Financial Highlights

                                                             Ratio to Average Net Assets (Annualized)
                                                             ----------------------------------------                Portfolio
                                                              Net Investment     Gross         Net         Total     Turnover
                                                              Income (Loss)    Expenses      Expenses     Return(1)    Rate
------------------------------------------------------------------------------------------------------------------------------
October 1, 2008 to September 30, 2009 ..................           2.61%        0.12%         0.10%       (7.00)%       10%
October 1, 2007 to September 30, 2008 ..................           2.07%        0.11%         0.11%      (22.28)%        5%
October 1, 2006 to September 30, 2007 ..................           1.86%        0.11%         0.10%       16.35%         8%
October 1, 2005 to September 30, 2006 ..................           1.86%        0.11%         0.11%       10.70%         9%
October 1, 2004 to September 30, 2005 ..................           2.08%        0.12%         0.04%       12.23%         8%


1. Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements                                         Wells Fargo Advantage Master Portfolios 43

1. ORGANIZATION

Wells Fargo Master Trust (the "Trust") is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). These financial statements report are for Wells Fargo Advantage Index Portfolio ("the Fund").

Interests in the Fund are sold without any sales charge in private placement transactions to qualified investors, including open-end management investment companies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. Generally Accepted Accounting Principles ("GAAP") which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Management has considered the circumstances under which the Fund should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through November 25, 2009 which represents the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

SECURITIES VALUATION

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Fund's Fair Valuation Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less, generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates fair value.

Investments in open-end mutual funds are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures approved by the Board of Trustees. The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

The valuation techniques used by the Funds to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

SECURITY LOANS

The Fund may loan securities in return for securities, irrevocable letters of credit or cash collateral, which is invested in various short-term fixed income securities. A Fund may receive compensation for lending securities in the form of fees payable by the borrower or by retaining a portion of interest on the investment securities purchased with cash received as collateral (after payment of a "broker rebate fee" to the borrower). A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral, although the loans may not be fully supported at all times if, for example, the instruments in which cash collateral is invested decline in value or the borrower fails to provide additional collateral when required in a timely manner or at all. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. Cash collateral received by a Fund pursuant to these loans generally is invested on behalf of the Fund by the securities lending agent in securities that, at the time of investment, are considered high-quality short-term debt investments (including money market instruments) and have been evaluated and approved by the Fund's adviser and are permissible investments for the Fund. A risk from securities lending is that the borrower may not provide additional collateral when

44  Wells Fargo Advantage Master Portfolios                Notes to Financial Statements

required or return the securities when due or when called for by the Fund. In either case, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities.

Wells Fargo Bank, N.A. ("WFB") acts as the securities lending agent for the Fund and receives for its services 25% of the revenues earned on the securities lending activities and incurs all expenses. The securities lending agent may make payments to borrowers and placing brokers, who may not be affiliated, directly or indirectly, with the Trust, the adviser or the distributor. For the year ended September 30, 2009, WFB waived its share of revenues earned on securities lending activities. Such waivers by WFB have the impact of increasing securities lending income on the Statements of Operations. For foreign equity securities, Bank of New York Mellon serves as the securities lending sub-agent and receives for its services 20% of the revenues earned on the securities lending activities that it conducts with respect to foreign equity securities. The value of the securities on loan, the related collateral and the liability to return the collateral at September 30, 2009, are shown on the Statements of Assets and Liabilities.

FUTURES CONTRACTS

The Fund may be subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

STRUCTURED INVESTMENT VEHICLES

The Fund may invest in structured debt securities, such as those issued by Structured Investment Vehicles ("SIVs"). SIVs invest in a diversified pool of underlying securities, which may include finance company debt and structured finance assets, residential mortgage-backed securities, commercial mortgage-backed securities, collateralized loan obligations, collateralized debt obligations and other asset backed securities. The ability of a SIV to repay debt depends primarily on the cash collections received from the SIV's underlying asset portfolio, which may include certain assets such as subprime mortgages that are subject to heightened risks of credit quality or market value deterioration under the continuing adverse conditions in the U.S. credit markets, and on the ability to obtain short-term funding through the issuance of new debt. Investments in these securities present increased credit and liquidity risks as there could be losses to a Fund in the event of credit or market value deterioration in a SIV's underlying portfolio, mismatches in the timing of the cash flows of the underlying asset interests and the repayment obligations of maturing securities issued by a SIV, or a SIV's inability to issue new debt.

As of September 30, 2009, the Fund owned certain of these types of structured securities which are currently in default and valued at fair value in the Portfolio of Investments or have been restructured following default, including the percentage of each Fund's net assets invested in these securities:

Defaulted SIVs ($Value)                                         % of Net Assets
----------------------                                          ---------------
$   3,391,865                                                        0.17%

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Notes to Financial Statements                            Wells Fargo Advantage Master Portfolios 45

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

FEDERAL AND OTHER TAXES

Each Fund of the Trust is treated as a separate entity for federal income tax purposes. The Fund is not required to pay federal income taxes on their net investment income and net capital gain as they are treated as partnerships for federal income tax purposes. All interest, dividends, gains and losses of a Fund are deemed to have been "passed through" to the interestholders in proportion to their holdings of the Fund regardless of whether such interest, dividends, or gains have been distributed by the Fund.

The Fund's income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund's investments. These inputs are summarized into three broad levels as follows:

-    Level 1 - quoted prices in active markets for identical investments

- Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

- Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund's investments in securities:

                                                                  Significant Other        Significant
                                                Quoted Prices     Observable Inputs    Unobservable Inputs
INVESTMENTS IN SECURITIES*                        Level 1              Level 2               Level 3               Total
-----------------------------------------     ----------------    -----------------    -------------------    ---------------
INDEX PORTFOLIO
 Equity securities
  COMMON STOCKS                               $  1,957,905,036    $               0    $                 0    $ 1,957,905,036
 Corporate debt securities                                   0           77,209,116              5,395,372         82,604,488
 Debt securities issued by states in
  the U.S. and its political subdivisions            2,794,010           11,008,059                      0         13,802,069
 Short-term investments                             41,140,892            3,988,772                      0         45,129,664
 TOTAL                                        $  2,001,839,938    $      92,205,947    $         5,395,372    $ 2,099,441,257


* Further details on the major security types listed above for the Fund can be found in the Portfolio of Investments.

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund's investments in other financial instruments*:


                                                                  Significant Other       Significant
Quoted Prices                                                     Observable Inputs   Unobservable Inputs
Level 1                                                                Level 2              Level 3              Total
-------------                                                     -----------------   -------------------     -----------
$     500,014                                                     $               0   $                 0     $   500,014

*    Other financial instruments may include futures.

46 Wells Fargo Advantage Master Portfolios                                   Notes to Financial Statements

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                                                                                      Index
                                                                                                                    Portfolio
                                                                                                                   ------------
CORPORATE DEBT SECURITIES
BALANCE AS OF 09/30/2008                                                                                           $ 28,528,691
   Accrued discounts (premiums)                                                                                               0
     Realized gain (loss)                                                                                              (899,927)
   Change in unrealized appreciation (depreciation)                                                                  (1,721,328)
   Net purchases (sales)                                                                                            (20,512,064)
   Net transfer in (out) of Level 3                                                                                           0
BALANCE AS OF 09/30/2009                                                                                           $  5,395,372


                                                                                                                       Index
                                                                                                                     Portfolio
                                                                                                                    ------------
Change in unrealized appreciation (depreciation) relating to securities held at the end of reporting period
   CORPORATE DEBT SECURITIES                                                                                        $ (1,461,998)

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

ADVISORY FEES

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management. Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser at the following annual rates:

                                                                Advisory
                                                               Fees (% of
Average Daily                                                 Average Daily
Net Assets                                                     Net Assets)
------------------                                            -------------
First $500 million                                               0.100%
Next $500 million                                                0.100
Next $2 billion                                                  0.075
Next $2 billion                                                  0.075
Over $5 billion                                                  0.050

Funds Management may retain the services of certain investment sub-advisers to provide daily portfolio management. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser.

Wells Capital Management Incorporated, an affiliate of Funds Management and indirect wholly owned subsidiary of Wells Fargo & Company, is the sub-adviser to the Fund.

Funds Management has contractually waived advisory fees during the year ended September 30, 2009 to the extent necessary to maintain certain net operating expense ratios for the Fund. Expenses were waived by Funds Management proportionately from all classes, first from advisory fees, and then from any class specific expenses, if applicable.

CUSTODY FEES

The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB") whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to a monthly fee for custody services at an annual rate of 0.02% of the average daily net assets of the Fund.

Notes to Financial Statements                                               Wells Fargo Advantage Master Portfolios 47

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) and U.S. Government obligations for the year ended September 30, 2009, were as follows:


Purchases at Cost                                            Sales Proceeds
-----------------                                            --------------
$170,034,226                                                  $226,582,331

6. DERIVATIVE TRANSACTIONS

At September 30, 2009, the Fund had long futures contracts outstanding as follows:

                                                                                 Net Unrealized
                                           Initial Contract       Value at        Appreciation
 Expiration Date            Type                Amount            9/30/2009      (Depreciation)
-----------------      ---------------     ----------------    --------------   ---------------
December 2009          64 Long S&P 500     $     16,346,386    $   16,846,400   $       500,014

The Fund had average contract amounts of $15,906,100 in future contracts during the year ended September 20, 2009.

For Fund, realized gains or losses and change in unrealized gains or losses on derivative instruments are reflected in the appropriate financial statements of each Fund.

7. IN-KIND TRANSACTIONS

In connection with the transactions described below, the Index Portfolio received securities that were contributed in-kind by the Wells Fargo Advantage Index Fund, a series of Wells Fargo Funds Trust, in an in-kind subscription for interests in the portfolios. As of the open of business on July 21, 2008, a series of Wells Fargo Funds Trust identified below as an "Acquiring Fund" acquired all of the assets and assumed all of the liabilities of its corresponding series of Wells Fargo Funds Trust identified below as a "Target Fund" (each a "Acquisition"), as shown in the table below.

Target Fund                                                       Acquiring Fund
----------------------------------------------            --------------------------------
WELLS FARGO ADVANTAGE EQUITY INDEX FUND                   Wells Fargo Advantage Index Fund

The Acquisition was accomplished through the following steps. In a tax-free exchange, the Wells Fargo Advantage Index Fund issued 5,921,421 of its shares (valued at $286,059,163) in exchange for all of the assets and liabilities of the Wells Fargo Advantage Equity Index Fund. The aggregate net assets of the Wells Fargo Advantage Equity Index Fund at the close of business on July 18, 2008 were valued at $286,059,163 and were combined with those of the Wells Fargo Advantage Index Fund. The Target Fund then liquidated by distributing the corresponding Acquiring Fund shares pro rata to the Target Fund shareholders, so that Target Fund shareholders received shares of a specified class of the corresponding Acquiring Fund with a total value equal to the value of their Target Fund shares at the close of business on July 18, 2008. The Wells Fargo Advantage Index Fund then transferred in-kind the assets acquired in the Acquisition valued at $286,059,163 to the Index Portfolio in which it invests all or substantially all of its assets in exchange for interests in the Index Portfolio.

8. INDEMNIFICATION

Under the Trust's organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

48  Wells Fargo Advantage Master Portfolios                   Report of Independent Registered Public Accounting Firm

BOARD OF TRUSTEES AND INTERESTHOLDERS OF WELLS FARGO MASTER TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Wells Fargo Advantage Index Portfolio (the "Portfolio"), one of the portfolios constituting the Wells Fargo Master Trust, as of September 30, 2009, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two year period then ended, and the financial highlights for each of the years in the five year period then ended. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2009, by correspondence with the custodian and brokers, or other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Index Portfolio of Wells Fargo Master Trust as of September 30, 2009, the results of its operations for the year then ended, changes in its net assets for each of the years in the two year period then ended, and the financial highlights for each of the years in the five year period then ended, in conformity with U.S. generally accepted accounting principles.

                                                (KPMG LLP)

Philadelphia, Pennsylvania
November 25, 2009

Other Information (Unaudited)                              Wells Fargo Advantage Index Fund 49

PROXY VOTING INFORMATION

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS, or visiting the SEC Web site at WWW.SEC.GOV. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds' Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS or by visiting the SEC Web site at WWW.SEC.GOV.

50 Wells Fargo Advantage Index Fund                Other Information (Unaudited)

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for each Fund, except money market funds, are publicly available on the Funds' Web site (WWW.WELLSFARGO.COM/ADVANTAGEFUNDS) on a monthly, 30-day or more delayed basis, and for money market funds, on a monthly, seven-day delayed basis. In addition, top ten holdings information for each Fund is publicly available on the Funds'Web site on a monthly, seven-day or more delayed basis. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at WWW.SEC.GOV. In addition, each Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Funds Trust (the "Trust") and Officers of the Trust. This table should be read in conjunction with the Prospectus and the Statement of Additional Information(1) of each Fund. Each of the Trustees and Officers listed below acts in identical capacities for each of the 133 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"), except that the person occupying the office of Treasurer varies for specified Funds. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

                      Position Held and
Name and Age          Length of Service(2)    Principal Occupations During Past Five Years                   Other Directorships
-------------------   ---------------------   ----------------------------------------------------------     ---------------------
Peter G. Gordon       Trustee, since 1998;    Co-Founder, Chairman, President and CEO of Crystal Geyser      None
67                    Chairman, since 2005    Water Company.
                      (Lead Trustee since
                      2001)

Isaiah Harris, Jr.    Advisory Board          Retired. Prior thereto, President and CEO of BellSouth         CIGNA Corporation;
56                    Trustee, since 2009     Advertising and Publishing Corp. from 2005 to 2007,            Deluxe Corporation
                                              President and CEO of BellSouth Enterprises from 2004 to
                                              2005 and President of BellSouth Consumer Services from
                                              2000 to 2003. Currently a member of the Iowa State
                                              University Foundation Board of Governors and a member
                                              of the Advisory Board of Iowa State University School
                                              of Business.

Judith M. Johnson     Trustee, since 2008     Retired. Prior thereto, Chief Executive Officer and Chief      None
60                                            Investment Officer of Minneapolis Employees Retirement Fund
                                              from 1996 to 2008. Ms. Johnson is a certified public
                                              accountant and a certified managerial accountant.

David F. Larcker      Advisory Board          James Irvin Miller Professor of Accounting at the Graduate     None
58                    Trustee, since 2009     School of Business, Stanford University. Director of
                                              Corporate Governance Research Program and Co-Director of The
                                              Rock Center for Corporate Governance since 2006. From 2005 to
                                              2008, Professor of Accounting at the Graduate School of
                                               Business, Stanford University. Prior thereto, Ernst
                                              & Young Professor of Accounting at The Wharton
                                              School, University of Pennsylvania from 1985 to 2005.

Olivia S. Mitchell    Trustee, since 2006     Professor of Insurance and Risk Management, Wharton School,    None
56                                            University of Pennsylvania. Director of the Boettner Center
                                              on Pensions and Retirement Research. Research associate and board member, Penn Aging Research Center. Research associate,
                                              National Bureau of Economic Research.


Other Information (Unaudited)               Wells Fargo Advantage Index Fund 51


                      Position Held and
Name and Age          Length of Service(2)    Principal Occupations During Past Five Years                   Other Directorships
-------------------   ---------------------   ----------------------------------------------------------     ---------------------
Timothy J. Penny      Trustee, since 1996     President and CEO of Southern Minnesota Initiative             None
57                                            Foundation, a non-profit organization since 2007 and Senior
                                              Fellow at the Humphrey Institute Policy Forum at the
                                              University of Minnesota since 1995. Member of the Board of
                                              Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.

Donald C. Willeke     Trustee, since 1996     Principal of the law firm of Willeke & Daniels. General        None
69                                            Counsel of the Minneapolis Employees Retirement Fund from
                                              1984 to present.

OFFICERS

                      Position Held and
Name and Age          Length of Service(2)    Principal Occupations During Past Five Years                   Other Directorships
-------------------   ---------------------   ----------------------------------------------------------     ---------------------
Karla M. Rabusch      President, since 2003   Executive Vice President of Wells Fargo Bank, N.A. and         None
50                                            President of Wells Fargo Funds Management, LLC since 2003.
                                              Senior Vice President and Chief Administrative Officer of
                                              Wells Fargo Funds Management, LLC from 2001 to 2003.

C. David Messman      Secretary, since 2000;  Senior Vice President and Secretary of Wells Fargo Funds
49                    Chief Legal Counsel,    Management, LLC since 2001. Vice President and Managing        None
                      since 2003              Senior Counsel of Wells Fargo Bank, N.A. since 1996.

Kasey Phillips(3)     Treasurer, since 2009   Senior Vice President of Evergreen Investment Management       None
38                                            Company, LLC since 2006 and currently the Treasurer of the
                                              Evergreen Funds since 2005. Vice President and Assistant
                                              Vice President of Evergreen Investment Services, Inc.
                                              from 1999 to 2006.

David Berardi(4)      Assistant Treasurer,    Vice President of Evergreen Investment Management Company,     None
34                    since 2009              LLC since 2008. Assistant Vice President of Evergreen
                                              Investment Services, Inc. from 2004 to 2008. Manager of
                                              Fund Reporting and Control for Evergreen Investment
                                              Management Company, LLC since 2004.


Jeremy DePalma(4)     Assistant Treasurer,    Senior Vice President of Evergreen Investment Management       None
35                    since 2009              Company, LLC since 2008. Vice President, Evergreen
                                              Investment Services, Inc. from 2004 to 2007. Assistant Vice
                                              President, Evergreen Investment Services, Inc. from 2000 to
                                              2004 and the head of the Fund Reporting and Control Team
                                              within Fund Administration since 2005.

Debra Ann Early       Chief Compliance        Chief Compliance Officer of Wells Fargo Funds Management, LLC  None
45                    Officer, since 2007     since 2007. Chief Compliance Officer of Parnassus Investments
                                              from 2005 to 2007. Chief Financial Officer of Parnassus
                                              Investments from 2004 to 2007 and Senior Audit Manager of
                                              PricewaterhouseCoopers LLP from 1998 to 2004.

-------------

1. The Statement of Additional Information includes additional information about the Fund's Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Fund's Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

2. Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

3.   Effective November 1, 2009.

4.   Treasurer during the period from June 1, 2009 to October 31, 2009.

52 Wells Fargo Advantage Index Fund                Other Information (Unaudited)

BOARD CONSIDERATION OF AND CONTINUATION OF
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

INDEX FUND AND INDEX PORTFOLIO

The Boards of Trustees (collectively, the "Boards") of Wells Fargo Funds Trust and Wells Fargo Master Trust (collectively, the "Trusts"), all of the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not "interested persons" of each Trust, as defined in the Investment Company Act of 1940 (the "1940 Act") (the "Independent Trustees"), are required to annually review and consider the continuation of the investment advisory and sub-advisory agreements. During the six months covered by this report, the Boards reviewed and re-approved,: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC ("Funds Management") for the Index Fund and Index Portfolio (the "Funds"); and (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated ("Wells Capital Management") for the Index Portfolio. The investment advisory agreements with Funds Management and the investment sub-advisory agreements with Wells Capital Management are collectively referred to as the "Advisory Agreements."

More specifically, at meetings held on March 27, 2009, the Boards considered the factors and reached the conclusions described below relating to the selection of Funds Management and Wells Capital Management and the continuation of the Advisory Agreements. Prior to the March 27, 2009, meetings, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Boards also met regularly throughout the year and received information that was useful to them in considering the continuation of the Advisory Agreements. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Funds Management.

Because the Index Fund is a gateway feeder fund that invests all of its assets in the Index Portfolio, which has a substantially similar investment objective and substantially similar investment strategies as the Index Fund, information provided to the Boards regarding the Index Fund is also applicable to the Index Portfolio.

NATURE, EXTENT AND QUALITY OF SERVICES

The Boards received and considered various data and information regarding the nature, extent and quality of services provided to the Funds by Funds Management and Wells Capital Management under the Advisory Agreements. The Boards also received and considered information provided in response to a detailed set of requests submitted by the Independent Trustees' independent legal counsel. The Boards received and considered, among other things, information about the background and experience of senior management of Funds Management and the qualifications, backgrounds, tenures and responsibilities of the portfolio managers primarily responsible for day-to-day portfolio management of the Funds.

The Boards evaluated the ability of Funds Management and Wells Capital Management, based on their respective financial condition, resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Boards further considered the compliance programs and compliance records of Funds Management and Wells Capital Management. In addition, the Boards took into account the administrative services provided to the Funds by Funds Management and its affiliates.

In considering these matters, the Boards considered not only the specific information presented in connection with the meetings, but also the knowledge gained over the course of interacting with Funds Management and Wells Capital Management about various topics, including Funds Management's oversight of service providers. Based on the above factors, together with those referenced below, each of the Boards concluded that it was generally satisfied with the nature, extent and quality of the investment advisory services provided to the Funds by Funds Management and Wells Capital Management.

FUND PERFORMANCE AND EXPENSES

The Boards considered the performance results for each Fund over various time periods ended December 31, 2008. They also considered these results in comparison to the median performance of a universe of mutual funds that was determined by Lipper Inc. ("Lipper") to be similar to each Fund (the "Universe"), as well as to the Funds' benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Boards received a description of the methodology used by Lipper to select the mutual funds in the Universe.

Other Information (Unaudited)                Wells Fargo Advantage Index Fund 53


The Boards noted that the performance of each Fund was better than or not appreciably below the median performance of each Fund's Universe for all time periods.

The Boards received and considered information regarding the Funds' contractual advisory fees, and net operating expense ratios and their various components, including actual management fees, transfer agent, custodian and other non-management fees, Rule 12b-1 fees, service fees, fee waivers/caps and/or expense reimbursements. The Board of Master Trust also received and considered information regarding each Master Portfolio's contractual advisory fee and custody fee. The Boards also considered these fees in comparison to the median fees of a narrower group of mutual funds that was determined by Lipper to be similar to the Funds (the "Expense Group") and to other comparative data. The Boards received a description of the methodology used by Lipper to select the mutual funds in the Expense Group. The Boards noted that the net operating expense ratios of the Funds were lower than or in range of each Fund's Expense Group's median net operating expense ratios.

Based on the above-referenced considerations and other factors, the Boards concluded that the overall performance and expense results supported the re-approval of the Advisory Agreements for the Funds.

INVESTMENT ADVISORY AND SUB-ADVISORY FEE RATES

The Boards reviewed and considered the contractual investment advisory fee rates payable by the Funds to Funds Management for investment advisory services (the "Advisory Agreement Rates"), both on a stand-alone basis and on a combined basis with the Funds' administration fee rates. The Boards took into account the separate administrative and other services covered by the administration fee rates. The Board of Master Trust also reviewed and considered the contractual investment sub-advisory fee rates payable by Funds Management to Wells Capital Management for investment sub-advisory services (the "Sub-Advisory Agreement Rates"). In addition, the Boards reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rates and considered the Advisory Agreement Rates after taking the waivers/caps into account (the "Net Advisory Rates").

The Boards received and considered information comparing the Advisory Agreement Rates and Net Advisory Rates with those of the other funds in the Expense Group. The Boards noted that the Advisory Agreement Rates and the Net Advisory Rates for the Funds were lower than, or not appreciably higher than, the median rates of the Funds' Expense Group. In addition, the Boards concluded that the combined investment advisory/administration fee rates for the Funds (before and after waivers/caps and/or expense reimbursements) were reasonable in relation to the Funds' Expense Group, and reasonable in relation to the services provided.

The Boards also concluded that the Sub-Advisory Agreement Rates were reasonable in relation to the services provided.

PROFITABILITY

The Boards received and considered a profitability analysis of Funds Management, as well as an analysis of the profitability to all Wells Fargo businesses of providing services to each Fund and the Fund complex as a whole. The Boards also considered related information provided by Funds Management in a separate presentation on financial matters made at the February 2009 Board meetings. The Boards concluded that, in light of the costs of providing investment management and other services to the Funds, the profits and other ancillary benefits that Funds Management and its affiliates received with regard to providing these services to each Fund and the Fund complex as a whole were not unreasonable.

The Board of Master Trust did not consider separate profitability information with respect to Wells Capital Management, as its profitability from its relationship with the Index Portfolio was not a material factor in determining whether to renew the investment sub-advisory agreement. The Board noted that the profitability of Wells Capital Management, which is affiliated with Funds Management, was included in the profitability analysis provided by Funds Management.

ECONOMIES OF SCALE

The Boards received and considered general information regarding economies of scale with respect to the management of the Funds, including whether the Funds have appropriately benefited from any economies of scale and the potential for future realization of economies of scale. The Boards acknowledged the inherent limitations of any analysis of an investment adviser's economies of scale and of any attempt to correlate breakpoints with such economies, stemming

54 Wells Fargo Advantage Index Fund                Other Information (Unaudited)

largely from the Boards' understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund. The Boards concluded that any actual or potential economies of scale are, or will be, shared reasonably with Fund shareholders/interestholders, most particularly through Advisory Agreement Rate breakpoints and waivers/caps and/or expense reimbursements applicable to the Funds.

INFORMATION ABOUT SERVICES TO OTHER CLIENTS

The Boards also received and considered information about the nature and extent of services and fee rates offered by Funds Management to other similarly situated series of the Trusts, and those offered by Wells Capital Management to other clients. The Boards concluded that the Advisory Agreement Rates, the Sub-Advisory Agreement Rates and the Net Advisory Rates were within a reasonable range of the fee rates offered to others by Funds Management and Wells Capital Management, giving effect to differences in services covered by such fee rates.

OTHER BENEFITS TO FUNDS MANAGEMENT AND WELLS CAPITAL MANAGEMENT

The Boards received and considered information regarding potential "fall-out" or ancillary benefits received by Funds Management and its affiliates (including Wells Capital Management) as a result of their relationship with the Funds. Such benefits could include, among others, benefits directly attributable to the relationship of Funds Management and Wells Capital Management with the Funds and benefits potentially derived from an increase in Funds Management's and Wells Capital Management's business as a result of their relationship with the Funds (such as the ability to market to shareholders/interestholders other financial products offered by Funds Management and its affiliates (including Wells Capital Management)).

The Boards also considered the effectiveness of the policies of the Funds in achieving the best execution of portfolio transactions, whether and to what extent soft dollar credits are sought and how any such credits are utilized, any benefits that may be realized by using an affiliated broker and the controls applicable to brokerage allocation procedures. The Boards also reviewed Funds Management's and Wells Capital Management's methods for allocating portfolio investment opportunities among the Funds and other clients.

OTHER FACTORS AND BROADER REVIEW

The Boards also considered the markets for distribution of the Funds, including the principal channels through which the Funds' shares/interests are offered and sold. The Boards noted that the Funds are part of one of the few fund families that have both direct-to-fund and intermediary distribution channels.

As discussed above, the Boards review detailed materials received from Funds Management and Wells Capital Management annually as part of the re-approval process under Section 15(c) of the 1940 Act. The Boards also review and assess the quality of the services that the Funds receive throughout the year. In this regard, the Boards have reviewed reports of Funds Management at each of their quarterly meetings, which include, among other things, a portfolio review and fund performance reports. In addition, the Boards confer with portfolio managers at various times throughout the year.

After considering the above-described factors and based on their deliberations and their evaluation of the information described above, the Boards concluded that approval of the continuation of the Advisory Agreements for each Fund was in the best interest of the Fund and its shareholders/interestholders. Accordingly, the Boards unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

List of Abbreviations         Wells Fargo Advantage International Stock Funds 55


The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG         --    Association of Bay Area Governments
ADR          --    American Depositary Receipt
AMBAC        --    American Municipal Bond Assurance Corporation
AMT          --    Alternative Minimum Tax
ARM          --    Adjustable Rate Mortgages
BART         --    Bay Area Rapid Transit
CDA          --    Community Development Authority
CDO          --    Collateralized Debt Obligation
CDSC         --    Contingent Deferred Sales Charge
CGIC         --    Capital Guaranty Insurance Company
CGY          --    Capital Guaranty Corporation
CIFG         --    CDC (Caisse des Depots et Consignations) IXIS Financial Guarantee
COP          --    Certificate of Participation
CP           --    Commercial Paper
CTF          --    Common Trust Fund
DW&P         --    Department of Water & Power
DWR          --    Department of Water Resources
ECFA         --    Educational & Cultural Facilities Authority
EDFA         --    Economic Development Finance Authority
ETET         --    Eagle Tax-Exempt Trust
ETF          --    Exchange-Traded Fund
FFCB         --    Federal Farm Credit Bank
FGIC         --    Financial Guaranty Insurance Corporation
FHA          --    Federal Housing Authority
FHAG         --    Federal Housing Agency
FHLB         --    Federal Home Loan Bank
FHLMC        --    Federal Home Loan Mortgage Corporation
FNMA         --    Federal National Mortgage Association
FSA          --    Farm Service Agency
GDR          --    Global Depositary Receipt
GNMA         --    Government National Mortgage Association
GO           --    General Obligation
HCFR         --    Healthcare Facilities Revenue
HEFA         --    Health & Educational Facilities Authority
HEFAR        --    Higher Education Facilities Authority Revenue
HFA          --    Housing Finance Authority
HFFA         --    Health Facilities Financing Authority
HUD          --    Housing & Urban Development
IDA          --    Industrial Development Authority
IDAG         --    Industrial Development Agency
IDR          --    Industrial Development Revenue
LIBOR        --    London Interbank Offered Rate
LLC          --    Limited Liability Company
LOC          --    Letter of Credit
LP           --    Limited Partnership
MBIA         --    Municipal Bond Insurance Association
MFHR         --    Multi-Family Housing Revenue
MMD          --    Municipal Market Data
MTN          --    Medium Term Note
MUD          --    Municipal Utility District
NATL-RE      --    National Public Finance Guarantee Corporation
PCFA         --    Pollution Control Finance Authority
PCR          --    Pollution Control Revenue
PFA          --    Public Finance Authority
PFFA         --    Public Facilities Financing Authority
plc          --    Public Limited Company
PSFG         --    Public School Fund Guaranty
R&D          --    Research & Development
RDA          --    Redevelopment Authority
RDFA         --    Redevelopment Finance Authority
REITS        --    Real Estate Investment Trusts
SFHR         --    Single Family Housing Revenue
SFMR         --    Single Family Mortgage Revenue
SLMA         --    Student Loan Marketing Association
SPDR         --    Standard & Poor's Depositary Receipts
STIT         --    Short-Term Investment Trust
TBA          --    To Be Announced
TRAN         --    Tax Revenue Anticipation Notes
USD          --    Unified School District
XLCA         --    XL Capital Assurance

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

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

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More information about WELLS FARGO ADVANTAGE FUNDS is available free upon request. To obtain literature, please write, e-mail, visit the Funds' Web site, or call:

WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266
E-mail: wfaf@wellsfargo.com

Web site: www.wellsfargo.com/advantagefunds
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF WELLS FARGO ADVANTAGE FUNDS. IF THIS REPORT IS USED FOR PROMOTIONAL PURPOSES, DISTRIBUTION OF THE REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, CALL 1-800-222-8222 OR VISIT THE FUNDS' WEB SITE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS. PLEASE CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THIS AND OTHER INFORMATION ABOUT WELLS FARGO ADVANTAGE FUNDS CAN BE FOUND IN THE CURRENT PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

"Dow Jones" and "Dow Jones Target Date Indexes" are service marks of Dow Jones & Company, Inc., and have been licensed for use for certain purposes by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Dow Jones Target Date Indexes are based in part on the Barclays Capital Bond Indexes, which are published by Barclays Capital Inc. The Wells Fargo Advantage Dow Jones Target Date Funds, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold or promoted by Dow Jones or Barclays Capital, and neither Dow Jones nor Barclays Capital makes any representation regarding the advisability of investing in such product(s) and/or about the quality, accuracy and/or completeness of the Dow Jones Target Date Indexes or the Barclays Capital Bond Indexes. IN NO EVENT SHALL DOW JONES, BARCLAYS CAPITAL OR ANY OF THEIR LICENSORS HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRAI/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED-NO BANK GUARANTEE-MAY LOSE VALUE

[PRINTED ON RECYCLED PAPER LOGO]

(C) 2009 Wells Fargo Funds Management, LLC. All rights reserved.  www.wellsfargo.com/advantagefunds                     118534 11-09
                                                                                                                  AEGNLD/AR112 09-09


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WWW.WELLSFARGO.COM/ADVANTAGEDELIVERY

(LOGO)

ANNUAL REPORT
September 30, 2009

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

- WELLS FARGO ADVANTAGE ASIA PACIFIC FUND

- WELLS FARGO ADVANTAGE EMERGING MARKETS EQUITY FUND

- WELLS FARGO ADVANTAGE INTERNATIONAL CORE FUND

- WELLS FARGO ADVANTAGE INTERNATIONAL EQUITY FUND

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Contents

LETTER TO SHAREHOLDERS .....................................     2
PERFORMANCE HIGHLIGHTS
Asia Pacific Fund ..........................................     4
Emerging Markets Equity Fund ...............................    10
International Core Fund ....................................    16
International Equity Fund ..................................    22

FUND EXPENSES ..............................................    29

PORTFOLIO OF INVESTMENTS
Asia Pacific Fund ..........................................    31
Emerging Markets Equity Fund ...............................    36
International Core Fund ....................................    43
International Equity Fund ..................................    49

FINANCIAL STATEMENTS
Statements of Assets and Liabilities .......................    60
Statements of Operations ...................................    62
Statements of Changes in Net Assets ........................    64
Financial Highlights .......................................    68

NOTES TO FINANCIAL STATEMENTS ..............................    72

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ....    82

OTHER INFORMATION ..........................................    83

LIST OF ABBREVIATIONS ......................................    86

The views expressed are as of September 30, 2009, and are those of the Fund managers. Any reference to a specific security in this report is not a recommendation to purchase or sell any specific security or adopt any investment strategy. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS.

NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

(GRAPHIC)

WELLS FARGO
INVESTMENT HISTORY

1971 INTRODUCED ONE OF THE FIRST INSTITUTIONAL INDEX FUNDS.

1978 ONE OF THE FIRST FIRMS TO APPLY ASSET ALLOCATION THEORY TO INVESTMENT
     PORTFOLIO MANAGEMENT.

1985 ONE OF THE FIRST FIRMS TO CREATE A THREE-WAY ASSET ALLOCATION FUND THAT
     "TILTS" INVESTMENTS TOWARD PORTIONS OF THE MARKET THAT OUR PROPRIETARY MODELS INDICATE WILL PERFORM BETTER.

1994 INTRODUCED TARGET DATE FUNDS THAT AUTOMATICALLY REALLOCATE THE ASSET MIX
     OVER SPECIFIC TIME HORIZONS.

1997 WELLS FARGO LAUNCHED THE WEALTHBUILDER PORTFOLIOS, A UNIQUE "FUND OF FUNDS"
     THAT USES FLEXIBLE ASSET ALLOCATION STRATEGIES TO SHIFT ASSETS.

1999 REORGANIZED THE NORWEST ADVANTAGE FUNDS(R) AND STAGECOACH FUNDS(R) INTO THE
     WELLS FARGO FUNDS(R).

2003 EXPANDED FIXED-INCOME, SMALL CAP, AND EMERGING MARKETS LINEUP FROM
     MONTGOMERY ASSET MANAGEMENT, LLC.

2004 ADDED ADDITIONAL LARGE CAP AND MID CAP FUNDS TO THE LINEUP BY ADOPTING THE
     COOKE & BIELER VALUE FUNDS.

2005 WELLS FARGO FUNDS MERGED WITH STRONG FUNDS TO BECOME WELLS FARGO ADVANTAGE
     FUNDS, FORMING A FUND FAMILY OF OVER 110 FUNDS AND PLACING IT AMONG THE TOP 20 MUTUAL FUND FAMILIES IN THE UNITED STATES.

2006 ENHANCED AND RENAMED THE WELLS FARGO ADVANTAGE OUTLOOK FUNDS(SM) TO THE
     WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS(SM), WHICH SEEK TO REPLICATE RETURNS OF THE APPROPRIATE DOW JONES TARGET DATE INDEXES, THE FIRST LIFE CYCLE INDEXES IN THE INVESTMENT INDUSTRY.

WELLS FARGO ADVANTAGE FUNDS(R)

WELLS FARGO ADVANTAGE FUNDS skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of our investors is backed by our unique combination of qualifications.

STRENGTH

Our organization is built on the standards of integrity and service established by our parent company--Wells Fargo & Company--more than 150 years ago. Our diverse family of mutual funds covers a broad spectrum of investment styles and asset classes. And, because we're part of a widely diversified financial enterprise, we offer the scale and resources to help investors succeed, providing access to complementary solutions such as separately managed accounts, college investing plans, and retirement plans.

EXPERTISE

Our approach to investing is guided by the belief that agile, independent investment teams--each with its own distinct strengths and disciplines--provide a superior level of insight and expertise. Each team is free to concentrate on managing money through well-defined philosophies and processes that have proven to be consistent and repeatable over time.

PARTNERSHIP

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

FOR 529 PLANS, AN INVESTOR'S OR A DESIGNATED BENEFICIARY'S HOME STATE MAY OFFER STATE TAX OR OTHER BENEFITS THAT ARE ONLY AVAILABLE FOR INVESTMENTS IN THAT STATE'S QUALIFIED TUITION PROGRAM. PLEASE CONSIDER THIS BEFORE INVESTING.

CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES BEFORE INVESTING. FOR A CURRENT PROSPECTUS FOR WELLS FARGO ADVANTAGE FUNDS OR A CURRENT PROGRAM DESCRIPTION FOR CERTAIN 529 COLLEGE SAVINGS PLANS, CONTAINING THIS AND OTHER INFORMATION, VISIT www.wellsfargo.com/advantagefunds. READ IT CAREFULLY BEFORE INVESTING.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds, the Wells Fargo Advisor(SM) program, Wells Fargo Managed Account Services, and certain 529 college savings plans. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds and shares in the 529 plans are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

NOT PART OF THE ANNUAL REPORT.

WELLS FARGO ADVANTAGE FUNDS OFFERS MORE THAN 110 MUTUAL FUNDS ACROSS A WIDE RANGE OF ASSET CLASSES, REPRESENTING OVER $160 BILLION IN ASSETS UNDER MANAGEMENT, AS OF SEPTEMBER 30, 2009.

EQUITY FUNDS

Asia Pacific Fund
C&B Large Cap Value Fund
C&B Mid Cap Value Fund
Capital Growth Fund
Common Stock Fund
Discovery Fund+
Diversified Equity Fund
Diversified Small Cap Fund
Emerging Growth Fund
Emerging Markets Equity Fund
Endeavor Select Fund+
Enterprise Fund+
Equity Income Fund
Equity Value Fund
Growth Fund
Growth Equity Fund
Index Fund
International Core Fund
International Equity Fund
International Value Fund
Large Cap Appreciation Fund
Large Cap Growth Fund
Large Company Core Fund
Large Company Growth Fund
Large Company Value Fund
Mid Cap Disciplined Fund
Mid Cap Growth Fund
Opportunity Fund+
Small Cap Disciplined Fund
Small Cap Growth Fund
Small Cap Opportunities Fund
Small Cap Value Fund
Small Company Growth Fund
Small Company Value Fund
Small/Mid Cap Value Fund
Social Sustainability Fund+
Specialized Financial Services Fund
Specialized Technology Fund
U.S. Value Fund

BOND FUNDS

California Limited-Term Tax-Free Fund
California Tax-Free Fund
Colorado Tax-Free Fund
Diversified Bond Fund
Government Securities Fund(1)
High Income Fund
Income Plus Fund
Inflation-Protected Bond Fund
Intermediate Tax/AMT-Free Fund
Minnesota Tax-Free Fund
Municipal Bond Fund
Short Duration Government Bond Fund(1)
Short-Term Bond Fund
Short-Term High Yield Bond Fund
Short-Term Municipal Bond Fund
Stable Income Fund
Strategic Income Fund
Total Return Bond Fund
Ultra Short-Term Income Fund
Ultra Short-Term Municipal Income Fund
Wisconsin Tax-Free Fund

ASSET ALLOCATION FUNDS

Aggressive Allocation Fund
Asset Allocation Fund
Conservative Allocation Fund
Growth Balanced Fund
Moderate Balanced Fund
WealthBuilder Conservative Allocation Portfolio+
WealthBuilder Equity Portfolio+
WealthBuilder Growth Allocation Portfolio+
WealthBuilder Growth Balanced Portfolio+
WealthBuilder Moderate Balanced Portfolio+
WealthBuilder Tactical Equity Portfolio+
Target Today Fund(2)+
Target 2010 Fund(2)+
Target 2015 Fund(2)+
Target 2020 Fund(2)+
Target 2025 Fund(2)+
Target 2030 Fund(2)+
Target 2035 Fund(2)+
Target 2040 Fund(2)+
Target 2045 Fund(2)+
Target 2050 Fund(2)+

MONEY MARKET FUNDS

100% Treasury Money Market Fund(1)
California Tax-Free Money Market Fund
California Tax-Free Money Market Trust
Cash Investment Money Market Fund
Government Money Market Fund(1)
Heritage Money Market Fund+
Minnesota Money Market Fund
Money Market Fund
Money Market Trust
Municipal Money Market Fund
National Tax-Free Money Market Fund
National Tax-Free Money Market Trust
Overland Express Sweep Fund+
Prime Investment Money Market Fund
Treasury Plus Money Market Fund(1)

VARIABLE TRUST FUNDS(3)

VT Asset Allocation Fund
VT C&B Large Cap Value Fund
VT Discovery Fund+
VT Equity Income Fund
VT International Core Fund
VT Large Company Core Fund
VT Large Company Growth Fund
VT Money Market Fund
VT Opportunity Fund+
VT Small Cap Growth Fund
VT Small/Mid Cap Value Fund
VT Total Return Bond Fund

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE WELLS FARGO ADVANTAGE MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.

(1.) The U.S. government guarantee applies to certain of the underlying securities and NOT to shares of the Fund.

(2.) The full name of this Fund series is the Wells Fargo Advantage Dow Jones
     Target Date Funds(SM).

(3.) The Variable Trust Funds are generally available only through insurance company variable contracts.

+ In this report, the WELLS FARGO ADVANTAGE DISCOVERY FUND(SM), WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND(SM), WELLS FARGO ADVANTAGE ENTERPRISE FUND(SM), WELLS FARGO ADVANTAGE OPPORTUNITY FUND(SM), WELLS FARGO ADVANTAGE SOCIAL SUSTAINABILITY FUND(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER EQUITY PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH BALANCED PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER MODERATE BALANCED PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER TACTICAL EQUITY PORTFOLIO(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET TODAY FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2010 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2015 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2020 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2025 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2030 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2035 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2040 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2045 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2050 FUND(SM), WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND(SM), WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND(SM), WELLS FARGO ADVANTAGE VT DISCOVERY FUND(SM), and WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND(SM) are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, Social Sustainability Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Heritage Money Market Fund, Overland Express Sweep Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

NOT PART OF THE ANNUAL REPORT.

2 Wells Fargo Advantage International Stock Funds         Letter to Shareholders

(PHOTO OF KARLA M. RABUSCH)
KARLA M. RABUSCH,
President
WELLS FARGO ADVANTAGE FUNDS

INCREASING FINANCIAL COMPLEXITY RELATED TO THE U.S. MORTGAGE MARKET IMPLICATED OTHER FINANCIAL INSTITUTIONS AROUND THE WORLD, AS CAPITAL MARKETS BECAME MORE GLOBAL. WHEN THE U.S. HOUSING MARKET BUBBLE BURST, ITS EFFECTS REVERBERATED WORLDWIDE.

IN SPITE OF THE PESSIMISTIC FORECASTS AND FUNDAMENTAL ECONOMIC PROBLEMS PLAGUING WORLD ECONOMIES, STOCK MARKETS REBOUNDED DRAMATICALLY FROM THEIR MARCH LOWS AND CONTINUED THE RALLY THROUGH THE END OF THE REPORTING PERIOD.

Dear Valued Shareholder,

We are pleased to provide you with this annual report for the Wells Fargo Advantage International Stock Funds for the 12-month period that ended September 30, 2009. Leading up to the beginning of the period, a series of extraordinary financial and economic events affected the financial markets in the United States and throughout the world. Events of particular note included the unprecedented dislocations in global credit markets that began with the subprime-mortgage-related problems in the United States, the rapid fall of global stock markets, efforts made by governments worldwide to cope with the crisis, and the subsequent market rallies that began in March 2009 and continued through the end of September.

UNPRECEDENTED EVENTS IN THE FINANCIALS SECTOR HAD GLOBAL CONSEQUENCES.

At the beginning of the reporting period, stock markets and entire economies from around the world had been brought to the brink of collapse after an unprecedented series of events that had begun years before in the subprime mortgage market in the United States. Increasing financial complexity related to the U.S. mortgage market implicated other financial institutions around the world, as capital markets became more global. When the U.S. housing market bubble burst, its effects reverberated worldwide. As a result of the systemic breakdown of the global financial industry, the trust necessary to foster healthy lending between institutions was lost.

Global central banks responded to the evolving financial crisis in a coordinated effort, including the backstopping of nations' key financial institutions, a coordinated reduction in interest rates, and government-sponsored stimulus spending. In October 2008, the central banks of six different countries, including the United States, simultaneously announced a 50-basis-point reduction in their respective interest rates (100 basis points equal 1.00%). China announced a massive stimulus package in November 2008, followed by the United States in February 2009. Many governments, such as those of Switzerland and the United States, announced plans for managing the toxic assets that banks were holding on their balance sheets.

The crisis in the worldwide financial system significantly affected numerous economies. As developed countries slid further into recession, they drastically cut their imports. Export-dependent countries such as China, India, and Thailand felt the slowdown, and, although they were less leveraged than their Western counterparts, their economies also suffered. Stock markets fell worldwide. Companies retrenched and cut costs, which led to rising unemployment rates and escalated the cycle of reduced demand.

THE MARKETS REBOUND WHEN THE WORST FAILS TO HAPPEN.

The worldwide stock market collapse continued from September 2008 until reaching lows around mid-March 2009. In spite of the pessimistic forecasts and fundamental economic problems plaguing world economies, stock markets rebounded dramatically from their March lows and continued the rally through the end of the reporting period. The recovery had many causes. First, the unprecedented stimulus efforts on behalf of governments around the world staved off the worst of the possible effects. The sheer amount of China's stimulus, for example, was enough to at least counter the severe drop-off in export demand that threatened its export-oriented economy. Second, economic data--such as improvements to Gross Domestic Product (GDP)--showed that many countries

Letter to Shareholders         Wells Fargo Advantage International Stock Funds 3

either weren't as affected by the same problems as the United States economy or, if they were, the difficulties were more manageable. With lower levels of consumer debt and less speculative housing markets, economies and stock markets in China, India, and Singapore recovered quickly and significantly. Finally, there was a real fear that the financial system would suffer a complete collapse, which would have affected perfectly healthy companies, as routine short-term credit would have disappeared. But the worst failed to happen; the financial markets continued to function, and a significant burden was taken off of the world economies.

RISING UNEMPLOYMENT REMAINS A CONCERN.

The market recovery was welcomed news, but questions remain about whether the recovery will continue if unemployment remains high and if governments withdraw their fiscal and monetary stimulus programs. Rising unemployment affected many countries throughout the 12-month period and was one reason behind the historic electoral ousting in August 2009 of Japan's long-ruling Liberal Democratic Party, a party that had ruled almost continuously since 1955. Also in August, unemployment in the Euro area reached 9.6%, according to the Organization for Economic Co-operation and Development (OECD), which was two percentage points higher than the previous year. In spite of this negative employment news, however, the recession was expected to end in many countries sooner than anticipated.

MANY VARIABLES ARE AT WORK IN THE MARKET.

While periods of volatility can present challenges, experience has taught us that maintaining a long-term investment strategy based on individual goals and risk tolerance can be an effective way to plan for the future. WELLS FARGO ADVANTAGE FUNDS provide investments across a broad range of asset classes and investment styles, giving you an opportunity to create a diversified investment portfolio. While diversification may not prevent losses in a downturn, it may help to reduce them and provide you with one way of managing risk. Our diverse family of mutual funds may also help. We offer more than 110 mutual funds that cover a broad spectrum of investment styles and asset classes.

Thank you for choosing WELLS FARGO ADVANTAGE FUNDS. We appreciate your confidence in us. Through each market cycle, we are committed to helping you meet your financial needs. If you have any questions about your investment, please contact your investment professional or call us at 1-800-222-8222. You may also want to visit our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

Sincerely,

/s/ Karla M. Rabusch
Karla M. Rabusch
President
WELLS FARGO ADVANTAGE FUNDS

4 Wells Fargo Advantage International Stock Funds        Performance Highlights
                                                         (Unaudited)

WELLS FARGO ADVANTAGE ASIA PACIFIC FUND

INVESTMENT OBJECTIVE

THE WELLS FARGO ADVANTAGE ASIA PACIFIC FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGER

Anthony L. T. Cragg

FUND INCEPTION

December 31, 1993

PERFORMANCE SUMMARY

12-MONTH TOTAL RETURN AS OF SEPTEMBER 30, 2009

ASIA PACIFIC FUND                                       1 YEAR
---------------------------------------------------     ------
Investor Class                                           8.53%
MSCI AC Asia Pacific Index(1)                           12.91%

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. NET AND GROSS EXPENSE RATIOS FOR INVESTOR CLASS SHARES ARE 1.65% AND 2.10%, RESPECTIVELY. THE INVESTMENT ADVISER HAS CONTRACTUALLY COMMITTED THROUGH JANUARY 31, 2010, TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THIS NET OPERATING EXPENSE RATIO. WITHOUT THESE REDUCTIONS, THE FUND'S RETURNS WOULD HAVE BEEN LOWER.

THE FUND HAS A REDEMPTION FEE OF 2.00% DEDUCTED FROM THE NET PROCEEDS OF SHARES REDEEMED OR EXCHANGED WITHIN 30 DAYS AFTER PURCHASE. PERFORMANCE DATA DOES NOT REFLECT THE DEDUCTION OF THIS FEE, WHICH, IF REFLECTED, WOULD REDUCE THE PERFORMANCE.

GROWTH OF $10,000 INVESTMENT(2)
(AS OF SEPTEMBER 30, 2009)

(PERFORMANCE GRAPH)

              WELLS FARGO ADVANTAGE
              ASIA PACIFIC FUND -       WELLS FARGO ADVANTAGE ASIA     MSCI AC ASIA PACIFIC
              CLASS A                 PACIFIC FUND - INVESTOR CLASS           INDEX
              --------------------    -----------------------------    --------------------
 9/30/1999             9,422                      10,000                          10,000
10/31/1999             9,757                      10,355                          10,333
11/30/1999            11,166                      11,851                          10,917
12/31/1999            12,465                      13,230                          11,667
 1/31/2000            12,004                      12,740                          11,250
 2/29/2000            12,822                      13,609                          10,967
 3/31/2000            12,549                      13,319                          11,690
 4/30/2000            10,482                      11,125                          10,804
 5/31/2000             9,171                       9,733                          10,183
 6/30/2000             9,937                      10,546                          10,889
 7/31/2000             9,328                       9,900                           9,866
 8/31/2000             9,958                      10,569                          10,277
 9/30/2000             8,898                       9,444                           9,620
10/31/2000             8,174                       8,675                           9,008
11/30/2000             8,090                       8,586                           8,681
12/31/2000             7,860                       8,342                           8,333
 1/31/2001             8,158                       8,658                           8,557
 2/28/2001             7,882                       8,366                           8,166
 3/31/2001             7,055                       7,488                           7,692
 4/30/2001             7,375                       7,827                           8,116
 5/31/2001             7,331                       7,781                           8,100
 6/30/2001             7,232                       7,675                           7,748
 7/31/2001             6,802                       7,219                           7,257
 8/31/2001             7,033                       7,465                           7,114
 9/30/2001             6,008                       6,377                           6,313
10/31/2001             6,118                       6,494                           6,436
11/30/2001             6,747                       7,161                           6,742
12/31/2001             6,877                       7,299                           6,589
 1/31/2002             7,245                       7,689                           6,344
 2/28/2002             7,356                       7,807                           6,516
 3/31/2002             7,611                       8,079                           6,889
 4/30/2002             7,821                       8,303                           7,140
 5/31/2002             8,108                       8,611                           7,419
 6/30/2002             7,740                       8,221                           7,040
 7/31/2002             7,239                       7,689                           6,595
 8/31/2002             7,050                       7,488                           6,544
 9/30/2002             6,361                       6,756                           6,144
10/31/2002             6,161                       6,544                           5,979
11/30/2002             6,428                       6,827                           6,226
12/31/2002             6,338                       6,732                           6,021
 1/31/2003             6,215                       6,601                           5,897
 2/28/2003             6,148                       6,530                           5,847
 3/31/2003             6,002                       6,375                           5,649
 4/30/2003             6,114                       6,494                           5,733
 5/31/2003             6,741                       7,160                           6,048
 6/30/2003             7,290                       7,743                           6,445
 7/31/2003             7,715                       8,195                           6,726
 8/31/2003             8,522                       9,051                           7,304
 9/30/2003             9,070                       9,634                           7,625
10/31/2003             9,742                      10,348                           8,085
11/30/2003             9,529                      10,122                           7,906
12/31/2003            10,157                      10,788                           8,453
1/31/2004             10,474                      11,124                           8,669
2/29/2004             10,734                      11,401                           8,783
3/31/2004             11,291                      11,993                           9,463
4/30/2004             10,758                      11,426                           8,942
5/31/2004             10,327                      10,968                           8,682
6/30/2004             10,542                      11,197                           8,958
7/31/2004             10,179                      10,812                           8,581
8/31/2004             10,315                      10,956                           8,736
9/30/2004             10,701                      11,366                           8,767
10/31/2004            10,883                      11,559                           8,996
11/30/2004            11,825                      12,559                           9,566
12/31/2004            12,234                      12,994                           9,994
 1/31/2005            12,641                      13,426                           9,879
 2/28/2005            12,976                      13,782                          10,223
 3/31/2005            12,426                      13,198                           9,910
 4/30/2005            12,279                      13,042                           9,703
 5/31/2005            12,291                      13,055                           9,719
 6/30/2005            12,585                      13,367                           9,867
 7/31/2005            13,111                      13,926                          10,136
 8/31/2005            13,283                      14,108                          10,457
 9/30/2005            14,115                      14,992                          11,347
10/31/2005            13,699                      14,550                          10,969
11/30/2005            14,262                      15,148                          11,513
12/31/2005            15,617                      16,587                          12,326
 1/31/2006            16,596                      17,628                          13,047
 2/28/2006            16,301                      17,314                          12,955
 3/31/2006            17,509                      18,597                          13,223
 4/30/2006            18,850                      20,022                          13,845
 5/31/2006            17,281                      18,354                          12,948
 6/30/2006            16,932                      17,984                          12,856
 7/31/2006            16,650                      17,685                          12,838
 8/31/2006            16,985                      18,041                          13,124
 9/30/2006            16,865                      17,913                          13,102
10/31/2006            17,603                      18,696                          13,490
11/30/2006            18,367                      19,509                          13,919
12/31/2006            19,199                      20,392                          14,358
 1/31/2007            19,783                      21,013                          14,379
 2/28/2007            20,029                      21,274                          14,758
 3/31/2007            20,491                      21,764                          14,859
 4/30/2007            20,890                      22,188                          15,032
 5/31/2007            21,736                      23,086                          15,469
 6/30/2007            22,458                      23,854                          15,762
 7/31/2007            22,550                      23,952                          16,099
 8/31/2007            21,690                      23,021                          15,736
 9/30/2007            24,334                      25,829                          16,944
10/31/2007            26,916                      28,572                          17,784
11/30/2007            25,010                      26,548                          16,828
12/31/2007            24,695                      26,217                          16,410
 1/31/2008            22,692                      24,069                          14,934
 2/29/2008            23,464                      24,889                          15,377
 3/31/2008            22,013                      23,347                          14,593
 4/30/2008            22,674                      24,050                          15,727
 5/31/2008            22,839                      24,226                          15,756
 6/30/2008            20,690                      21,942                          14,385
 7/31/2008            19,183                      20,360                          13,949
 8/31/2008            17,842                      18,916                          13,234
 9/30/2008            14,938                      15,851                          11,367
10/31/2008            11,484                      12,181                           9,133
11/30/2008            10,767                      11,420                           8,797
12/31/2008            12,123                      12,848                           9,543
 1/31/2009            11,146                      11,813                           8,859
 2/28/2009            10,262                      10,876                           8,030
 3/31/2009            11,202                      11,891                           8,690
 4/30/2009            12,289                      13,044                           9,776
 5/31/2009            14,039                      14,879                          10,994
 6/30/2009            14,076                      14,918                          11,137
 7/31/2009            15,365                      16,285                          12,091
 8/31/2009            15,421                      16,324                          12,286
 9/30/2009            16,250                      17,203                          12,835

--------
1. The Morgan Stanley Capital International All Country Asia Pacific ("MSCI AC Asia Pacific") Index is a total return, capitalization-weighted index that measures the performance of stock markets in 15 Pacific region countries, including Australia, China, Hong Kong, India, Indonesia, Japan, Korea, Malaysia, New Zealand, Pakistan, the Philippines, Singapore, Sri Lanka, Taiwan and Thailand. You cannot invest directly in an Index.

2. The chart compares the performance of the WELLS FARGO ADVANTAGE ASIA PACIFIC FUND Class A and Investor Class shares for the most recent ten years with the MSCI AC Asia Pacific Index. The chart assumes a hypothetical investment of $10,000 in Class A and Investor Class shares, reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

Performance Highlights     Wells Fargo Advantage International Stock Funds 5
(Unaudited)

WELLS FARGO ADVANTAGE ASIA PACIFIC FUND (CONTINUED)

MANAGER'S DISCUSSION

FUND HIGHLIGHTS:

- In a period of challenging market conditions, the Fund underperformed its benchmark.

- During the period, we reduced exposure to China, Singapore, and New Zealand and also to our holdings in commodities.

- The Fund increased exposure to Japan, Korea, Australia, and Malaysia and to stocks in the financials and technology sectors.

COUNTRY ALLOCATION DECISIONS HELPED BOOST THE FUND'S RELATIVE RESULTS, AS DID STOCK SELECTION IN TAIWAN AND AUSTRALIA. HOLDINGS IN JAPAN, INDIA, AND CHINA DETRACTED FROM RETURNS.

The Fund's performance during the period was helped by country allocation decisions; however, the overall selection of specific stocks detracted from performance. For example, the Fund's Japanese, Indian, and Chinese holdings underperformed the benchmark for the period. In terms of stock selection, the Fund's biggest relative gains came from Taiwan and Australia, while stock selection in Japan, India, and China was the least effective.

From a country-allocation perspective, the Fund's underweight position in Japan proved to minimize what might have been a far greater detractor from Fund performance. In Korea and Australia the stories were a little different. While the Fund's exposure was also low in these two countries, stock selection helped the Fund's performance. In China, the Fund's overweight position was a solid contributor.

TEN LARGEST EQUITY HOLDINGS(3)
(AS OF SEPTEMBER 30, 2009)

BHP Billiton Limited                                           2.89%
Samsung Electronics Company Limited                            2.17%
Inpex Holdings Incorporated                                    2.11%
Mitsubishi Corporation                                         2.01%
Singapore Telecommunications Limited                           1.86%
Shanghai Industrial Holdings Limited                           1.55%
Minor International PCL (Foreign Registered)                   1.50%
Beijing Enterprises Holdings Limited                           1.44%
Guinness Peat Group plc                                        1.41%
Real Gold Mining Limited                                       1.38%

The Fund's two top-contributing stocks during the 12-month period were Shanghai Industrials Holdings Limited, a Chinese conglomerate company consisting of real estate, infrastructure, medicine, and consumer products businesses; and Samsung Electronics Company Limited, the world's largest electronics company, headquartered in Korea. Also performing well during the period was Sino-Ocean Land Holdings Ltd., the Hong Kong-based property developer and investor. The Fund's three weakest performers during the period were out of Hong Kong and
Japan: Champion REIT, a real estate investment trust formed to own and invest in income-producing office and commercial properties primarily in Hong Kong; Nomura Holdings Inc., the parent company of Nomura Securities and Japan's leading investment bank and brokerage house; and Mizuho Financial Group Inc., a Japanese bank holding company.

--------
3. The ten largest portfolio holdings are subject to change and are calculated based on the value of the securities divided by total investments of the Fund. Holdings are subject to change and may have changed since the date specified.

6 Wells Fargo Advantage International Stock Funds        Performance Highlights
                                                         (Unaudited)


WELLS FARGO ADVANTAGE ASIA PACIFIC FUND (CONTINUED)

WE INCREASED THE FUND'S WEIGHTING IN JAPAN, KOREA, AUSTRALIA, AND MALAYSIA, WHILE REDUCING ITS ALLOCATION TO CHINA, SINGAPORE, AND NEW ZEALAND.

COUNTRY ALLOCATION(4)
(AS OF SEPTEMBER 30, 2009)

(PIE CHART)

Indonesia           1%
Morocco             1%
New Zealand         1%
Switzerland         1%
Japan              20%
Hong Kong          12%
South Korea        12%
Singapore          11%
Australia          11%
India               7%
China               6%
Taiwan              4%
Thailand            4%
Philippines         3%
Malaysia            3%
United Kingdom      2%
Mongolia            1%

We shifted some exposure from China on signs of policy tightening and switched to the smaller markets that have seen less money flow back after last year, such as those found in Malaysia. While we are still underweight Japan, we have been selectively increasing our holdings in the country because large cap valuations in particular were attractive, local market participation was steady, and foreigners seemed to be returning for visits. We will continue to look for Japanese state-of-the-art technologies, brands, or service businesses at reasonable valuations. We also added to the Fund's holdings in Korea as we found attractive buying opportunities. We increased Australian domestic stocks and other cyclicals.

By sector, we continue to be overweight industrials for exposure to an increase in economic activity following implementation of fiscal stimulus packages, particularly the large stimulus package being implemented in China. We raised our exposure to financials as we position the Fund for what we believe will be a global recovery in 2010. In our view, Asian banks have been more cautious than their Western counterparts, so we believe that they will be better positioned to take advantage of improving market conditions as economies continue to recover. We are overweight consumer staples because we expect consumers will continue to spend on daily goods and necessities following stable improvement in consumer confidence and retail sales. The Fund's exposure to information technology increased as growth prospects have improved. The portfolio is underweight materials as we believe that the move up in the markets will originate from consumer demand, not from a commodities rally.

WE BELIEVE ASIA'S LONG-TERM GROWTH STORY REMAINS ON TRACK.

We are optimistic regarding the intermediate- and long-term prospects for the Asia Pacific region. The current wave of stock offerings is usually an indicator of a possible correction. However, we will use any declines in the market as an opportunity to initiate new positions and to add to current positions, particularly if valuations falter. The fear of owning stock seems to have softened, and the next step is to focus on how long it will take for global demand to return. Despite the strong short-term market gyrations over the last year, we believe that the longer-term structural growth story in Asia Pacific is still on track. With an eye on the

---------
4. Country allocation is subject to change and is calculated based on the total investments of the Fund, excluding cash and cash equivalents.

Performance Highlights       Wells Fargo Advantage International Stock Funds  7
(Unaudited)


                             WELLS FARGO ADVANTAGE ASIA PACIFIC FUND (CONTINUED)

longer-term value appearing in the markets, we will trade tactically in order to attempt to outperform amid continuing volatility characteristic of sluggish market rallies. We will also aim to employ a strict sell discipline, especially if valuations become unattractive.

After taking some profit in sectors such as auto, auto-related and gold late in the third quarter of 2009, we will use what we expect to be weakness in the fourth quarter of 2009 to deploy cash ahead of a possible year-end rally. We favor gaming in Macau and Singapore and we have also identified airlines as possible recovery plays. We expect that consumption will remain steady in Asia relative to export-led demand. We have increased Australian domestic and other cyclical stocks. Therefore, we are focusing on increasing our weight in domestic-related industries in particular. As the economic recovery lengthens and money returns to the region, we will plan to follow the rotation of countries from the more obvious targets like China to smaller markets in the region. We will continue to look in Japan for state-of-the-art technologies, brands, or service businesses at reasonable valuation. On the whole, we believe that the Asia Pacific region will continue to perform relatively well compared to non-Asia developed markets as they are rewarded for less financial systemic risk and more resilient consumption trends. As always, we will focus on businesses with experienced management teams and strong defensive attributes in their home markets. To meet our standards, these companies must have achievable growth strategies and strong financials.

8 Wells Fargo Advantage International Stock Funds       Performance Highlights
                                                        (Unaudited)

                             WELLS FARGO ADVANTAGE ASIA PACIFIC FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(5) (%) (AS OF SEPTEMBER 30, 2009)

                                      Including Sales Charge             Excluding Sales Charge       Expense Ratio
                               ---------------------------------  ---------------------------------  ----------------
ASIA PACIFIC FUND              6 Month*  1 Year  5 Year  10 Year  6 Month*  1 Year  5 Year  10 Year  Gross(6)  Net(7)
-----------------------------  --------  ------  ------  -------  --------  ------  ------  -------  --------  ------
Class A (WFAAX)                 36.74     2.36    7.42     4.97    45.07      8.64   8.71     5.60    2.00%     1.60%
Class C (WFCAX)                 43.26     6.70    7.88     4.95    44.26      7.70   7.88     4.95    2.75%     2.35%
Investor Class (SASPX)                                             44.66      8.53   8.64     5.57    2.10%     1.65%
MSCI AC Asia Pacific Index(1)                                      47.69     12.91   7.92     2.53

--------
*     Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

THE FUND HAS A REDEMPTION FEE OF 2.00% DEDUCTED FROM THE NET PROCEEDS OF SHARES REDEEMED OR EXCHANGED WITHIN 30 DAYS AFTER PURCHASE. PERFORMANCE DATA DOES NOT REFLECT THE DEDUCTION OF THIS FEE, WHICH, IF REFLECTED, WOULD REDUCE THE PERFORMANCE.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Foreign investments are especially volatile, and can rise or fall dramatically due to differences in the political and economic conditions of the host country. These risks are generally intensified in emerging markets. The use of derivatives may reduce returns and/or increase volatility. Active trading results in increased turnover and trading expenses, and may generate higher short-term capital gains. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to regional risk and smaller company securities risk. Consult the Fund's prospectus for additional information on these and other risks.

--------
5. Class A and Class C shares incepted on July 31, 2007. Performance shown for the Class A and Class C shares prior to inception reflects the performance of the Investor Class shares and includes expenses that are not applicable to and are higher than those of the Class A shares and lower than those of the Class C shares. Investor Class shares incepted on December 31, 1993. Performance shown prior to April 11, 2005, for the Investor Class shares reflects the performance of the Investor Class shares of the Strong Asia Pacific Fund.

6. Reflects the gross expense ratio as stated in the February 1, 2009, prospectus.

7. The investment adviser has contractually committed through January 31, 2010, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

10 Wells Fargo Advantage International Stock Funds       Performance Highlights
                                                         (Unaudited)

WELLS FARGO ADVANTAGE EMERGING MARKETS EQUITY FUND

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE EMERGING MARKETS EQUITY FUND (The Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Anthony L.T. Cragg
Alison Shimada

FUND INCEPTION

December 31, 1997

PERFORMANCE SUMMARY

12-MONTH TOTAL RETURN AS OF SEPTEMBER 30, 2009
(EXCLUDING SALES CHARGES)

EMERGING MARKETS EQUITY FUND                    1 YEAR
Class A                                         15.14%
MSCI Emerging Markets Index(1)                  19.07%

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available on the Funds' Web site - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. NET AND GROSS EXPENSE RATIOS FOR CLASS A SHARES ARE 1.90% AND 2.03%, RESPECTIVELY. THE INVESTMENT ADVISER HAS CONTRACTUALLY COMMITTED THROUGH JANUARY 31, 2010, TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THIS NET OPERATING EXPENSE RATIO. WITHOUT THESE REDUCTIONS, THE FUND'S RETURNS WOULD HAVE BEEN LOWER.

THE FUND HAS A REDEMPTION FEE OF 2.00% DEDUCTED FROM THE NET PROCEEDS OF SHARES REDEEMED OR EXCHANGED WITHIN 30 DAYS AFTER PURCHASE. PERFORMANCE DATA DOES NOT REFLECT THE DEDUCTION OF THIS FEE, WHICH, IF REFLECTED, WOULD REDUCE THE PERFORMANCE.

GROWTH OF $10,000 INVESTMENT(2)
(AS OF SEPTEMBER 30, 2009)

                                                               WELLS FARGO ADVANTAGE EMERGING
                  WELLS FARGO ADVANTAGE EMERGING                    MARKETS EQUITY FUND -
                  MARKETS EQUITY FUND - CLASS A                     ADMINISTRATOR CLASS               MSCI EMERGING MARKETS INDEX
 9/30/1999                    9,425                                       10,000                                10,000
10/31/1999                    9,964                                       10,577                                10,211
11/30/1999                   12,149                                       12,901                                11,128
12/31/1999                   13,581                                       14,429                                12,546
 1/31/2000                   13,607                                       14,463                                12,616
 2/29/2000                   13,705                                       14,573                                12,787
 3/31/2000                   14,560                                       15,490                                12,856
 4/30/2000                   13,095                                       13,936                                11,638
 5/31/2000                   12,387                                       13,190                                11,150
 6/30/2000                   13,203                                       14,064                                11,524
 7/31/2000                   12,735                                       13,571                                10,928
 8/31/2000                   13,501                                       14,395                                10,974
 9/30/2000                   12,389                                       13,215                                10,015
10/31/2000                   11,859                                       12,655                                 9,288
11/30/2000                   10,709                                       11,433                                 8,474
12/31/2000                   11,182                                       11,943                                 8,678
 1/31/2001                   12,212                                       13,049                                 9,872
 2/28/2001                   11,514                                       12,309                                 9,098
 3/31/2001                   10,729                                       11,475                                 8,201
 4/30/2001                   11,266                                       12,053                                 8,605
 5/31/2001                   11,666                                       12,487                                 8,705
 6/30/2001                   11,128                                       11,917                                 8,523
 7/31/2001                   10,257                                       10,989                                 7,980
 8/31/2001                   10,110                                       10,836                                 7,900
 9/30/2001                    8,589                                        9,210                                 6,677
10/31/2001                    9,022                                        9,678                                 7,091
11/30/2001                    9,918                                       10,649                                 7,830
12/31/2001                   10,786                                       11,495                                 8,451
 1/31/2002                   11,266                                       12,018                                 8,736
 2/28/2002                   11,530                                       12,267                                 8,878
 3/31/2002                   11,994                                       12,782                                 9,409
 4/30/2002                   12,217                                       13,022                                 9,470
 5/31/2002                   12,465                                       13,296                                 9,316
 6/30/2002                   11,594                                       12,370                                 8,615
 7/31/2002                   11,018                                       11,752                                 7,956
 8/31/2002                   10,834                                       11,555                                 8,078
 9/30/2002                    9,547                                       10,191                                 7,206
10/31/2002                   10,147                                       10,843                                 7,674
11/30/2002                   10,530                                       11,255                                 8,203
12/31/2002                   10,189                                       10,888                                 7,930
 1/31/2003                    9,989                                       10,691                                 7,895
 2/28/2003                    9,701                                       10,382                                 7,673
 3/31/2003                    9,637                                       10,313                                 7,454
 4/30/2003                   11,116                                       11,909                                 8,117
 5/31/2003                   11,644                                       12,475                                 8,697
 6/30/2003                   12,212                                       13,089                                 9,190
 7/31/2003                   13,028                                       13,969                                 9,761
 8/31/2003                   13,956                                       14,971                                10,415
 9/30/2003                   14,212                                       15,239                                10,490
10/31/2003                   15,475                                       16,603                                11,383
11/30/2003                   15,859                                       17,017                                11,522
12/31/2003                   17,451                                       18,735                                12,356
 1/31/2004                   17,267                                       18,537                                12,787
 2/29/2004                   17,650                                       18,960                                13,374
 3/31/2004                   17,666                                       18,977                                13,541
 4/30/2004                   15,651                                       16,810                                12,432
 5/31/2004                   15,259                                       16,404                                12,184
 6/30/2004                   15,243                                       16,378                                12,236
 7/31/2004                   14,883                                       15,998                                12,012
 8/31/2004                   15,731                                       16,914                                12,510
 9/30/2004                   16,491                                       17,742                                13,232
10/31/2004                   16,763                                       18,036                                13,548
11/30/2004                   18,418                                       19,823                                14,802
12/31/2004                   19,594                                       21,092                                15,513
 1/31/2005                   19,090                                       20,548                                15,553
 2/28/2005                   20,570                                       22,154                                16,909
 3/31/2005                   18,554                                       19,987                                15,792
 4/30/2005                   17,778                                       19,158                                15,368
 5/31/2005                   18,386                                       19,814                                15,903
 6/30/2005                   18,714                                       20,177                                16,443
 7/31/2005                   20,002                                       21,567                                17,593
 8/31/2005                   20,450                                       22,059                                17,743
 9/30/2005                   22,065                                       23,812                                19,395
10/31/2005                   20,618                                       22,249                                18,128
11/30/2005                   22,185                                       23,950                                19,627
12/31/2005                   23,473                                       25,341                                20,787
1/31/2006                    26,990                                       29,147                                23,109
2/28/2006                    26,623                                       28,751                                23,082
3/31/2006                    27,519                                       29,729                                23,285
4/30/2006                    29,895                                       32,311                                24,943
5/31/2006                    26,200                                       28,319                                22,330
6/30/2006                    26,550                                       28,707                                22,275
7/31/2006                    26,631                                       28,804                                22,594
8/31/2006                    27,063                                       29,279                                23,170
9/30/2006                    26,908                                       29,112                                23,363
10/31/2006                   28,447                                       30,795                                24,472
11/30/2006                   30,392                                       32,901                                26,291
12/31/2006                   31,064                                       33,644                                27,475
 1/31/2007                   30,591                                       33,131                                27,179
 2/28/2007                   30,233                                       32,759                                27,018
 3/31/2007                   30,909                                       33,493                                28,094
 4/30/2007                   31,316                                       33,944                                29,395
 5/31/2007                   32,758                                       35,519                                30,850
 6/30/2007                   34,159                                       37,040                                32,297
 7/31/2007                   35,479                                       38,481                                34,001
 8/31/2007                   34,722                                       37,668                                33,278
 9/30/2007                   39,080                                       42,417                                36,953
10/31/2007                   43,805                                       47,547                                41,074
11/30/2007                   39,854                                       43,266                                38,163
12/31/2007                   40,433                                       43,912                                38,296
 1/31/2008                   36,636                                       39,799                                33,517
 2/29/2008                   38,249                                       41,559                                35,991
 3/31/2008                   36,286                                       39,445                                34,087
 4/30/2008                   38,225                                       41,559                                36,853
 5/31/2008                   39,259                                       42,691                                37,536
 6/30/2008                   35,993                                       39,154                                33,793
 7/31/2008                   33,361                                       36,306                                32,518
 8/31/2008                   30,844                                       33,573                                29,921
 9/30/2008                   25,874                                       28,160                                24,684
10/31/2008                   19,153                                       20,864                                17,929
11/30/2008                   18,013                                       19,625                                16,579
12/31/2008                   19,319                                       21,045                                17,872
 1/31/2009                   17,833                                       19,431                                16,718
 2/28/2009                   16,977                                       18,497                                15,775
 3/31/2009                   19,146                                       20,875                                18,042
 4/30/2009                   21,574                                       23,527                                21,044
 5/31/2009                   25,237                                       27,528                                24,640
 6/30/2009                   24,779                                       27,038                                24,308
 7/31/2009                   27,276                                       29,765                                27,042
 8/31/2009                   27,242                                       29,727                                26,945
9/30/2009                    29,790                                       32,530                                29,391

--------
1. The Morgan Stanley Capital International Emerging Markets (MSCI Emerging Markets) Index is a free float-adjusted market capitalization index designed to measure the equity market performance in the global emerging markets.The Index is currently comprised of 25 emerging market country indices. You cannot invest directly in an Index.

2. The chart compares the performance of the WELLS FARGO ADVANTAGE EMERGING MARKETS EQUITY FUND Class A and Administrator Class shares for the most recent ten years with the MSCI Emerging Markets Index. The chart assumes a hypothetical investment of $10,000 in Class A and Administrator Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

Performance Highlights      Wells Fargo Advantage International Stock Funds 11
(Unaudited)

WELLS FARGO ADVANTAGE EMERGING MARKETS EQUITY FUND (CONTINUED)

MANAGER'S DISCUSSION

FUND HIGHLIGHTS:

- The Fund underperformed its benchmark during extremely challenging market conditions.

- The Fund has been defensively positioned for quite some time in anticipation of a global economic slowdown. Stock selection within Thailand, South Africa, and Brazil underperformed the benchmark, as markets rebounded sharply during the year; holdings in Taiwan, Turkey, and Poland outperformed the benchmark significantly for the period.

- Despite the strong short-term market gyrations during the period, we believe that the longer-term structural growth story in emerging markets is still on track, and attractive valuations are supportive to the share prices. With an eye on the longer-term value appearing in the markets, we intend to trade tactically in order to attempt to outperform amid continuing volatility.

EMERGING MARKETS AROUND THE WORLD CORRECTED FOR THE FIRST SIX MONTHS OF THE PERIOD BUT HAVE SINCE REBOUNDED WITH HISTORICAL HIGHS.

Emerging market equities fell during the fourth quarter of 2008 and first quarter of 2009, as worries of a global recession remained dominant. Energy and materials stocks declined, and losses were exacerbated by the drop in emerging market currencies versus the U.S. dollar. Nevertheless, domestic demand continued to be strong in the larger emerging markets, including Brazil, Russia, India, and China. Global markets rebounded in March 2009, as pessimism on Chinese and global growth moderated, banks rallied in response to new U.S. financial policies, G7 central banks announced quantitative easing, and the U.S. dollar weakened. Emerging markets continued to perform well for the remainder of the period, as equities responded positively to strong U.S. earnings growth reports, the ongoing rally in China, and improved global credit markets.

By country, contributors to relative performance included Taiwan, Turkey, and Poland due to stock selection versus the benchmark. Taiwan had several strong performers during the 12-month period, including Compal Electronics, Inc., Hon Hai Precision Industry Co. Ltd., and Yuanta Financial Holding. Turkiye Garanti Bankasi AS of Turkey was another top-performing stock, up over 56%. Within China, an overweight position added to relative returns, while stock selection lagged the index slightly. Shanghai Industrial Holdings Limited of China was a top performer--up 100% in the period.

COUNTRY ALLOCATION(3)
(AS OF SEPTEMBER 30, 2009)

(PIE CHART)

Eastern Asia                    37%
Australia                        1%
United States                    1%
Southeast Asia                  10%
India                            5%
Continental Europe               5%
Latin America                   21%
Mideast/Africa                  12%
Russia                           8%

--------
3. Country allocation is subject to change and is calculated based on the total investments of the Fund, excluding cash and cash equivalents.

12 Wells Fargo Advantage International Stock Funds    Performance Highlights
                                                      (Unaudited)


WELLS FARGO ADVANTAGE EMERGING MARKETS EQUITY FUND (CONTINUED)

Detractors by country included Thailand, South Africa, and Brazil, as holdings in these countries underperformed the index. Being underweight South Africa and overweight in Thailand hurt relative returns. Within South Africa, Murray & Roberts Holdings was the worst absolute performer during the 12-month period, declining 32%. Minor International PCL of Thailand was another leading detractor, down almost 43%. In Brazil, stock selection was quite strong on an absolute basis, up 24%, but performance lagged the benchmark. The top-performing holding in the Fund during the period was Petrobras, Brazil's leading oil producer.

By sector, contributors to relative returns included financials, industrials, and information technology due to strong stock selection. Underweight positions in financials and information technology hurt relative performance, as did an overweight position in industrials. The Fund's overweight in consumer sectors was beneficial, but stock selection within consumer discretionary and consumer staples underperformed the index. Holdings within telecommunications services underperformed as well.

BEING POSITIONED DEFENSIVELY ENABLED US TO AVOID SOME OF THE MARKET DECLINES DURING THE FIRST SIX MONTHS OF THE PERIOD.

TEN LARGEST EQUITY HOLDINGS(4)
(AS OF SEPTEMBER 30, 2009)

Petroleo Brasileiro SA ADR Class A                2.41%
Bank of China Limited                             1.98%
Companhia Vale do Rio Doce Preferred              1.93%
China Mobile (Hong Kong) Limited                  1.78%
Gazprom ADR                                       1.63%
Samsung Electronics Company Limited               1.60%
Sberbank of Russia                                1.45%
China Petroleum & Chemical Corporation (Sinopec)  1.43%
Standard Bank Group Limited                       1.40%
Naspers Limited                                   1.38%

Our country allocation was positive, as we were underweight some of the weaker Eastern European countries, such as Turkey and Poland, while overweight China. Our sector allocation detracted from returns slightly, mainly due to underweight positions in information technology and materials, and our overweight in utilities.

The Fund maintained an overweight position in the Philippines and has added to exposure in Russia more recently. Our investments in Korea grew substantially. We lowered the Fund's weighting in Mexico and have been adding to our position in Brazil.


We are overweight industrials and are raising our exposure to financials as we position for what we believe will be a global recovery in 2010. We are overweight consumer discretionary and consumer staples, as we expect consumers to continue toportfolio is underweight materials, as we believe that the next leg up in the markets will originate from consumer demand, not a commodities rally. We have decreased our exposure to health care. The portfolio's exposure to energy stocks has increased during the year, yet we maintain an underweight position.

--------
4. The ten largest portfolio holdings are subject to change and are calculated based on the value of the securities divided by total investments of the Fund. Holdings are subject to change and may have changed since the date specified.

Performance Highlights       Wells Fargo Advantage International Stock Funds 13
(Unaudited)
                  WELLS FARGO ADVANTAGE EMERGING MARKETS EQUITY FUND (CONTINUED)

WE ARE POSITIVE ON THE INTERMEDIATE-TERM AND LONG-TERM PROSPECTS FOR EMERGING MARKETS.

The current large wave of stock offerings has historically been an indicator of a possible correction. However, we will use any pullbacks in the market as an opportunity to initiate new positions and add to current positions, particularly if valuations decline. The question will now be on the timing of the return of global demand. Lower food and fuel prices have favored commodity buyers such as Asia over the commodity producers, including Latin America and Emerging Europe, the Middle East, and Africa (EMEA). But Asia may take a break at this point due to valuations. Political risk, stock valuations, and country-specific macroeconomic policy will be important factors for the markets. On the whole, though, Asian countries should fare the best, followed by Latin America and EMEA. We expect emerging markets to continue to perform relatively well compared to developed markets as they are rewarded for less financial systemic risk and more resilient consumption trends. As always, we will focus on businesses with experienced management teams and strong defensive attributes in their home markets. These companies must have achievable growth strategies and strong financials to meet our criteria.

14 Wells Fargo Advantage International Stock Funds  Performance Highlights
                                                    (Unaudited)


WELLS FARGO ADVANTAGE EMERGING MARKETS EQUITY FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(5) (%) (AS OF SEPTEMBER 30, 2009)

                                    Including Sales Charge             Excluding Sales Charge         Expense Ratio
                              ----------------------------------  ---------------------------------  ---------------
EMERGING MARKETS EQUITY FUND  6 Month*  1 Year  5 Year   10 Year  6 Month*  1 Year  5 Year  10 Year  Gross(6) Net(7)
                              --------  ------  -------  -------  --------  ------  ------  -------  -------- ------
Class A (MFFAX)                  46.65    8.52    11.23    11.53     55.60   15.14   12.56    12.20    2.03%  1.90%
Class B (MFFBX)**                49.98    9.29    11.46    11.86     54.98   14.29   11.72    11.86    2.78%  2.65%
Class C (MFFCX)                  54.03   13.35    11.69    11.28     55.03   14.35   11.69    11.28    2.78%  2.65%
Administrator Class (MNEFX)                                          55.83   15.52   12.89    12.52    1.85%  1.60%
MSCI Emerging Markets Index(1)                                       62.90   19.07   17.31    11.38

----------
*     Returns for periods of less than one year are not annualized.

** Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.


FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available on the Funds' Web site - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

THE FUND HAS A REDEMPTION FEE OF 2.00% DEDUCTED FROM THE NET PROCEEDS OF SHARES REDEEMED OR EXCHANGED WITHIN 30 DAYS AFTER PURCHASE. PERFORMANCE DATA DOES NOT REFLECT THE DEDUCTION OF THIS FEE, WHICH, IF REFLECTED, WOULD REDUCE THE PERFORMANCE.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Foreign investments are especially volatile, and can rise or fall dramatically due to differences in the political and economic conditions of the host country. These risks are generally intensified in emerging markets. The use of derivatives may reduce returns and/or increase volatility. Active trading results in increased turnover and trading expenses, and may generate higher short-term capital gains. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to smaller company securities risk. Consult the Fund's prospectus for additional information on these and other risks.

----------
5. Class A, Class B, and Class C shares incepted on October 31, 2001. Performance shown prior to the inception of the Class A, Class B and Class C shares reflects the performance of the Administrator Class shares, adjusted to reflect Class A, Class B and Class C sales charges and expenses, as applicable. The Administrator Class shares incepted on December 31, 1997. Prior to April 11, 2005, the Administrator Class was named the Institutional Class.

6. Reflects the gross expense ratio as stated in the February 1, 2009, prospectus.

7. The investment adviser has contractually committed through January 31, 2010, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

                                             THIS PAGE INTENTIONALLY LEFT BLANK.

16 Wells Fargo Advantage International Stock Funds     Performance Highlights
                                                       (Unaudited)

WELLS FARGO ADVANTAGE INTERNATIONAL CORE FUND

INVESTMENT OBJECTIVE

THE WELLS FARGO ADVANTAGE INTERNATIONAL CORE FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Evergreen Investment Management Company, LLC

PORTFOLIO MANAGER

Francis Claro, CFA

FUND INCEPTION

September 28, 2001

PERFORMANCE SUMMARY

12-MONTH TOTAL RETURN AS OF SEPTEMBER 30, 2009
(EXCLUDING SALES CHARGES)

INTERNATIONAL CORE FUND                               1 YEAR
------------------------                              -------
Class A                                               (11.34)%
MSCI EAFE Index(1)                                      3.23%

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. NET AND GROSS EXPENSE RATIOS FOR CLASS A SHARES ARE 1.50% AND 3.31%, RESPECTIVELY. THE INVESTMENT ADVISER HAS CONTRACTUALLY COMMITTED THROUGH JANUARY 31, 2010, TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THIS NET OPERATING EXPENSE RATIO. WITHOUT THESE REDUCTIONS, THE FUND'S RETURNS WOULD HAVE BEEN LOWER.

THE FUND HAS A REDEMPTION FEE OF 2.00% DEDUCTED FROM THE NET PROCEEDS OF SHARES REDEEMED OR EXCHANGED WITHIN 30 DAYS AFTER PURCHASE. PERFORMANCE DATA DOES NOT REFLECT THE DEDUCTION OF THIS FEE, WHICH, IF REFLECTED, WOULD REDUCE THE PERFORMANCE.

GROWTH OF $10,000 INVESTMENT(2)
(AS OF SEPTEMBER 30, 2009)

(PERFORMANCE GRAPH)

                                                            WELLS FARGO ADVANTAGE
                   WELLS FARGO ADVANTAGE                   INTERNATIONAL CORE FUND -                   MSCI EAFE
                   INTERNATIONAL CORE FUND - CLASS A         DMINISTRATOR CLASS                          INDEX
                  ----------------------------------       -------------------------                   ---------
 9/28/2001          9,425                                            10,000                                10,000
 9/30/2001          9,425                                            10,000                                 9,999
10/31/2001          9,227                                             9,790                                10,255
11/30/2001          9,566                                            10,150                                10,633
12/31/2001          9,811                                            10,410                                10,696
 1/31/2002          9,331                                             9,900                                10,128
 2/28/2002          9,331                                             9,900                                10,199
 3/31/2002          9,793                                            10,390                                10,751
 4/30/2002          9,793                                            10,390                                10,822
 5/31/2002          9,821                                            10,420                                10,959
 6/30/2002          9,538                                            10,120                                10,523
 7/31/2002          8,699                                             9,230                                 9,484
 8/31/2002          8,728                                             9,260                                 9,462
 9/30/2002          8,030                                             8,520                                 8,446
10/31/2002          8,190                                             8,690                                 8,900
11/30/2002          8,492                                             9,010                                 9,304
12/31/2002          8,332                                             8,840                                 8,991
 1/31/2003          8,040                                             8,530                                 8,616
 2/28/2003          7,926                                             8,410                                 8,418
 3/31/2003          7,870                                             8,350                                 8,253
 4/30/2003          8,492                                             9,010                                 9,062
 5/31/2003          8,973                                             9,520                                 9,611
 6/30/2003          9,067                                             9,620                                 9,843
 7/31/2003          9,161                                             9,720                                10,081
 8/31/2003          9,331                                             9,900                                10,325
 9/30/2003          9,529                                            10,110                                10,643
10/31/2003          9,962                                            10,570                                11,306
11/30/2003         10,264                                            10,890                                11,558
12/31/2003         10,946                                            11,614                                12,461
 1/31/2004         11,185                                            11,867                                12,637
 2/29/2004         11,452                                            12,151                                12,929
 3/31/2004         11,448                                            12,147                                13,001
 4/30/2004         11,066                                            11,741                                12,707
 5/31/2004         11,248                                            11,934                                12,750
 6/30/2004         11,506                                            12,208                                13,029
 7/31/2004         11,133                                            11,812                                12,606
 8/31/2004         11,257                                            11,944                                12,662
 9/30/2004         11,601                                            12,309                                12,993
10/31/2004         11,898                                            12,623                                13,436
11/30/2004         12,528                                            13,292                                14,354
12/31/2004         13,067                                            13,864                                14,984
 1/31/2005         12,809                                            13,590                                14,709
 2/28/2005         13,385                                            14,201                                15,344
 3/31/2005         13,028                                            13,822                                14,959
 4/30/2005         12,729                                            13,516                                14,607
 5/31/2005         12,699                                            13,474                                14,614
 6/30/2005         12,898                                            13,696                                14,808
 7/31/2005         13,326                                            14,139                                15,262
 8/31/2005         13,625                                            14,456                                15,648
 9/30/2005         13,913                                            14,773                                16,345
10/31/2005         13,505                                            14,340                                15,867
11/30/2005         13,615                                            14,456                                16,255
12/31/2005         14,205                                            15,077                                17,012
 1/31/2006         15,077                                            16,015                                18,056
 2/28/2006         14,910                                            15,837                                18,016
 3/31/2006         15,379                                            16,335                                18,610
 4/30/2006         15,995                                            16,999                                19,499
 5/31/2006         15,256                                            16,204                                18,742
 6/30/2006         15,279                                            16,240                                18,740
 7/31/2006         15,379                                            16,347                                18,926
 8/31/2006         15,827                                            16,833                                19,446
 9/30/2006         15,827                                            16,833                                19,476
10/31/2006         16,375                                            17,414                                20,234
11/30/2006         16,766                                            17,841                                20,838
12/31/2006         17,046                                            18,141                                21,493
 1/31/2007         17,253                                            18,370                                21,638
 2/28/2007         17,414                                            18,540                                21,813
 3/31/2007         17,747                                            18,902                                22,369
 4/30/2007         18,334                                            19,531                                23,362
 5/31/2007         18,851                                            20,088                                23,772
 6/30/2007         19,115                                            20,366                                23,801
 7/31/2007         18,632                                            19,858                                23,451
 8/31/2007         18,437                                            19,652                                23,084
 9/30/2007         19,587                                            20,874                                24,319
10/31/2007         20,345                                            21,696                                25,275
11/30/2007         19,495                                            20,789                                24,443
12/31/2007         19,028                                            20,311                                23,893
 1/31/2008         17,330                                            18,494                                21,686
 2/29/2008         17,281                                            18,442                                21,997
 3/31/2008         17,097                                            18,260                                21,765
 4/30/2008         18,056                                            19,286                                22,947
 5/31/2008         18,425                                            19,675                                23,170
 6/30/2008         16,998                                            18,157                                21,275
 7/31/2008         16,187                                            17,300                                20,592
 8/31/2008         15,485                                            16,547                                19,758
 9/30/2008         13,370                                            14,289                                16,901
10/31/2008         10,738                                            11,473                                13,491
11/30/2008         10,061                                            10,759                                12,762
12/31/2008         10,711                                            11,462                                13,529
 1/31/2009          9,430                                            10,095                                12,201
 2/28/2009          8,514                                             9,123                                10,949
 3/31/2009          8,903                                             9,530                                11,643
 4/30/2009          9,393                                            10,056                                13,134
 5/31/2009         10,435                                            11,173                                14,688
 6/30/2009         10,083                                            10,805                                14,604
 7/31/2009         11,012                                            11,804                                15,938
 8/31/2009         11,351                                            12,159                                16,804
 9/30/2009         11,854                                            12,698                                17,448

---------
1. The Morgan Stanley Capital International Europe, Australasia and Far East ("MSCI EAFE") Index(SM) is an unmanaged group of securities widely regarded by investors to be representations of the stock markets of Europe, Australasia and the Far East. You cannot invest directly in an Index.

2. The chart compares the performance of the WELLS FARGO ADVANTAGE INTERNATIONAL CORE FUND Class A and Administrator Class shares for the life of the Fund with the MSCI EAFE Index. The chart assumes a hypothetical investment of $10,000 in Class A and Administrator Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

Performance Highlights     Wells Fargo Advantage International Stock Funds   17
(Unaudited)



                       WELLS FARGO ADVANTAGE INTERNATIONAL CORE FUND (CONTINUED)

MANAGER'S DISCUSSION

FUND HIGHLIGHTS

-    The Fund underperformed its benchmark for the period.

- We had an underweight in Japan, a market that once again underperformed all its peers during the period, but these benefits were eroded by certain holdings that lagged the market. An increase in merger and acquisition activity contributed to the performance of some of the Fund's holdings during the period.

-    On  March  3,  2009,   the  Fund's   sub-adviser   changed  from  New  Star
     Institutional Managers Limited to Evergreen Investment Management Company, LLC.

DURING 2008 AND INTO THE EARLY PART OF 2009, WE MAINTAINED AN EMPHASIS ON HIGH-QUALITY COMPANIES, MEANING THOSE WITH GREATER VISIBILITY OF EARNINGS, HIGHER FREE CASH-FLOW YIELDS, AND SOLID BALANCE SHEETS.

This positioning made sense during a time of downward volatility and what seemed to be a steady stream of bad economic news. Then, on March 9, 2009, we saw the beginnings of a sharp market rally that featured the rise of lower-quality stocks and a more positive shift in investor sentiment, a rise that we believe was not supported by good fundamentals. The Fund did not benefit from the rally that began in March because our strategy focuses on fundamentals, which were out-of-favor from March through the end of June. As the outlook for corporate earnings improved with companies beginning to report better conditions, we increased the exposure of the Fund in several sectors and remained close to the benchmark performance in the final quarter of the 12-month period.

OUR FOCUS IS TO IDENTIFY AND CAPTURE CORPORATE IMPROVEMENTS AND UPSIDE THAT ARE NOT REFLECTED IN A STOCK'S CURRENT SHARE PRICE.

As markets move more towards focusing on fundamentals, we believe that we will see a better environment for stock picking, which is at the heart of our discipline. At the end of February 2009, the Fund was overweight in the sectors which typically had high free cash-flow yields such as health care and telecommunication services with corresponding underweights in financials, particularly in banks, and in consumer discretionary. By the end of September 2009,

TEN LARGEST EQUITY HOLDINGS(3)
(AS OF SEPTEMBER 30, 2009)

Deutsche Boerse AG                                                                    2.58%
HSBC Holdings plc                                                                     2.13%
Barclays plc                                                                          2.00%
Randstad Holdings NV                                                                  1.99%
Isuzu Motors Limited                                                                  1.72%
Daimler AG                                                                            1.66%
Adidas-Salomon AG                                                                     1.55%
Sumitomo Heavy Industries Limited                                                     1.49%
Toshiba Corporation                                                                   1.47%
Canadian Natural Resources Limited                                                    1.44%

----------
3. The ten largest portfolio holdings are subject to change and are calculated based on the value of the securities divided by total investments of the Fund. Holdings are subject to change and may have changed since the date specified.

18 Wells Fargo Advantage International Stock Funds     Performance Highlights
                                                       (Unaudited)


WELLS FARGO ADVANTAGE INTERNATIONAL CORE FUND (CONTINUED)

COUNTRY ALLOCATION(4)
(AS OF SEPTEMBER 30, 2009)

(PIE CHART)

Australia                            2%
United Kingdom                      18%
Middle East/Africa                   1%
Russia                               1%
Japan                               17%
Canada                               4%
Scandinavia                          2%
Eastern Asia                         6%
Continental Europe                  49%

                  we had moved to overweight positions in consumer discretionary, information technology, and industrials and to underweight positions in consumer staples, health care, and telecommunication services.

                  We eliminated the Fund's exposure to utility stocks because of their poor outlook in an environment of restraints on tariffs, falling demand, and volatile energy prices. We opened positions to a range of automobile manufacturers including Volkswagen, Daimler AG, and Isuzu Motors. Many of these stocks had fallen in price during a difficult time in the automotive industry and we identified them as having attractive valuation levels. We also started significant positions in employment companies that we believed to be potential beneficiaries of improved employment trends. These included Randstad Holdings NV, USG People NV in the Netherlands, and Adecco SA in Switzerland, all companies with significant exposure across many markets.

                  Geographically speaking, we had a modest exposure to emerging markets during the period and this proved to be helpful. We had an underweight in Japan, a market that once again underperformed all its peers in the period, but these benefits were eroded by some holdings that lagged the market. We moved the Fund's U.K. exposure lower with our reduction in health care and telecommunication services. Europe constituted the largest regional increase in the Fund's holdings, with Germany, Sweden, and our Luxembourg holding, Arcelor Mittal, representing the most significant increases.

                  IN OUR OPINION, THE GLOBAL ECONOMY IS STILL IN AN EXTENDED AND UNEVEN PROCESS OF REPAIR.

                  We believe that the initial effects of massive global economic easing have made their impact. We have seen declines stabilize somewhat in economic data points such as Gross Domestic Product growth and employment. Credit markets have also been showing signs of improvement. We have also seen a strong return of merger and acquisition activity, which has benefitted several of the Fund's holdings. At the same time, however, we have seen an expected deterioration of public finances, particularly in developed economies, as consumers have attempted to erase or manage their debt in the after-effect of the housing bust.

                  The increases in global asset prices have been concurrent with a rise in the investor's appetite for risk, which has been encouraged by equity gains during the last six months of the 12-month period. Moreover, the governmental stimulus packages have also had some positive effect. Although economic data points seem to be improving, in our opinion, it is unlikely that they are a strong indicator

----------
4. Country allocation is subject to change and is calculated based on the total investments of the Fund, excluding cash and cash equivalents.

Performance Highlights       Wells Fargo Advantage International Stock Funds 19
(Unaudited)

                       WELLS FARGO ADVANTAGE INTERNATIONAL CORE FUND (CONTINUED)

of the market's overall strength.

Equity valuations have increased in recent anticipation of positive economic news and the prospect for better earnings. We believe that this leaves the market at yet another transition point, in which we could see investors gradually migrate toward higher-quality stocks that have underperformed during 2009. This continues to be an area of focus for our fundamental style and remains a key component of our investment discipline. We will be looking for opportunities in the market that can show improved earnings stability at reasonable prices.

20 Wells Fargo Advantage International Stock Funds      Performance Highlights
                                                        (Unaudited)

WELLS FARGO ADVANTAGE INTERNATIONAL CORE FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(5) (%) (AS OF SEPTEMBER 30, 2009)

                                     Including Sales Charge                     Excluding Sales Charge              Expense Ratio
                           ----------------------------------------   -----------------------------------------    ---------------
INTERNATIONAL CORE FUND    6 Month*  1 Year   5 Year   Life of Fund   6 Month*   1 Year   5 Year   Life of Fund    Gross(6) Net(7)
------------------------   -------   ------   ------   ------------   -------    ------   ------   ------------    -------- ------
Class A (WFIAX)              25.53   (16.42)  (0.75)       2.15         33.15    (11.34)    0.43        2.91       3.31%     1.50%
Class B (WFIBX)**            27.66   (17.03)  (0.64)       2.56         32.66    (12.03)   (0.23)       2.56       4.06%     2.25%
Class C (WFICX)              31.67   (13.01)  (0.19)       2.49         32.67    (12.01)   (0.19)       2.49       4.06%     2.25%
Administrator Class (WFIDX)                                             33.24    (11.13)    0.62        3.03       3.13%     1.25%
MSCI EAFE Index(1)                                                      49.85      3.23     6.07        7.21

----------

*     Returns for periods of less than one year are not annualized.

** Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

THE FUND HAS A REDEMPTION FEE OF 2.00% DEDUCTED FROM THE NET PROCEEDS OF SHARES REDEEMED OR EXCHANGED WITHIN 30 DAYS AFTER PURCHASE. PERFORMANCE DATA DOES NOT REFLECT THE DEDUCTION OF THIS FEE, WHICH, IF REFLECTED, WOULD REDUCE THE PERFORMANCE.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Foreign investments are especially volatile, and can rise or fall dramatically due to differences in the political and economic conditions of the host country. These risks are generally intensified in emerging markets. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to smaller company securities risk. Consult the Fund's prospectus for additional information on these and other risks.

----------

5. Performance shown prior to April 11, 2005 for the Class A, Class B and Class C shares reflects the performance of the Class A, Class B and Class C shares, respectively, of the Strong Advisor International Core Fund, the predecessor fund, adjusted to reflect Class A, Class B and Class C sales charges, as applicable. Performance shown prior to the inception of the Administrator Class shares reflects the performance of the Class A shares of the predecessor fund, and includes expenses that are not applicable to and are higher than those of the Administrator Class shares, but does not include Class A sales charges. If it did include Class A sales charges, returns would be lower.

6. Reflects the gross expense ratio as stated in the February 1, 2009, prospectus.

7. The investment adviser has contractually committed through January 31, 2010, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

22  Wells Fargo Advantage International Stock Funds      Performance Highlights
                                                         (Unaudited)

WELLS FARGO ADVANTAGE INTERNATIONAL EQUITY FUND

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE INTERNATIONAL EQUITY FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Artisan Partners Limited Partnership
Evergreen Investment Management Company, LLC
LSV Asset Management

PORTFOLIO MANAGERS

Francis Claro, CFA
Josef Lakonishok
Puneet Mansharamani, CFA
Menno Vermeulen, CFA
Mark L. Yockey, CFA

FUND INCEPTION

September 24, 1997

PERFORMANCE SUMMARY

12-MONTH TOTAL RETURN AS OF SEPTEMBER 30, 2009

INTERNATIONAL EQUITY FUND   1 YEAR
-------------------------   ------
Investor Class              (0.82)%
MSCI EAFE Index(1)           3.23%

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. NET AND GROSS EXPENSE RATIOS FOR INVESTOR CLASS SHARES ARE 1.46% AND 1.78%, RESPECTIVELY. THE INVESTMENT ADVISER HAS CONTRACTUALLY COMMITTED THROUGH JANUARY 31, 2010, TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THIS NET OPERATING EXPENSE RATIO. WITHOUT THESE REDUCTIONS, THE FUND'S RETURNS WOULD HAVE BEEN LOWER.

THE FUND HAS A REDEMPTION FEE OF 2.00% DEDUCTED FROM THE NET PROCEEDS OF SHARES REDEEMED OR EXCHANGED WITHIN 30 DAYS AFTER PURCHASE. PERFORMANCE DATA DOES NOT REFLECT THE DEDUCTION OF THIS FEE, WHICH, IF REFLECTED, WOULD REDUCE THE PERFORMANCE.

                        GROWTH OF $10,000 INVESTMENTS(2)
                           (AS OF SEPTEMBER 30, 2009)

                              (LINE GRAPH)

                                                            WELLS FARGO ADVANTAGE
                     WELLS FARGO ADVANTAGE          INTERNATIONAL EQUITY FUND - INVESTOR
              INTERNATIONAL EQUITY FUND - CLASS A                  CLASS                   MSCI EAFE INDEX
              ------------------------------------  ------------------------------------   ---------------
 9/30/1999                      9,428                                  10,000                      10,000
10/31/1999                      9,978                                  10,570                      10,375
11/30/1999                     11,076                                  11,720                      10,735
12/31/1999                     12,591                                  13,307                      11,699
 1/31/2000                     12,057                                  12,727                      10,955
 2/29/2000                     13,103                                  13,815                      11,250
 3/31/2000                     13,261                                  13,965                      11,686
 4/30/2000                     12,448                                  13,093                      11,071
 5/31/2000                     11,673                                  12,262                      10,801
 6/30/2000                     12,290                                  12,895                      11,223
 7/31/2000                     12,042                                  12,618                      10,753
 8/31/2000                     12,260                                  12,831                      10,846
 9/30/2000                     11,470                                  11,989                      10,318
10/31/2000                     11,161                                  11,653                      10,074
11/30/2000                     10,559                                  11,010                       9,696
12/31/2000                     10,929                                  11,382                      10,041
 1/31/2001                     11,198                                  11,648                      10,036
 2/28/2001                     10,322                                  10,724                       9,284
 3/31/2001                      9,614                                   9,976                       8,665
 4/30/2001                     10,091                                  10,458                       9,267
 5/31/2001                     10,006                                  10,358                       8,940
 6/30/2001                      9,699                                  10,027                       8,574
 7/31/2001                      9,437                                   9,745                       8,418
 8/31/2001                      9,076                                   9,359                       8,205
 9/30/2001                      8,076                                   8,318                       7,374
10/31/2001                      8,376                                   8,616                       7,563
11/30/2001                      8,730                                   8,969                       7,841
12/31/2001                      8,922                                   9,156                       7,888
 1/31/2002                      8,491                                   8,703                       7,469
 2/28/2002                      8,376                                   8,575                       7,521
 3/31/2002                      8,799                                   8,997                       7,928
 4/30/2002                      8,799                                   8,986                       7,981
 5/31/2002                      8,722                                   8,896                       8,082
 6/30/2002                      8,322                                   8,478                       7,760
 7/31/2002                      7,453                                   7,583                       6,994
 8/31/2002                      7,368                                   7,487                       6,978
 9/30/2002                      6,507                                   6,604                       6,229
10/31/2002                      6,791                                   6,884                       6,563
11/30/2002                      7,145                                   7,234                       6,861
12/31/2002                      6,845                                   6,922                       6,631
 1/31/2003                      6,438                                   6,501                       6,354
 2/28/2003                      6,291                                   6,347                       6,208
 3/31/2003                      6,161                                   6,207                       6,086
 4/30/2003                      6,676                                   6,718                       6,683
 5/31/2003                      7,045                                   7,081                       7,087
 6/30/2003                      7,145                                   7,173                       7,259
 7/31/2003                      7,237                                   7,256                       7,434
 8/31/2003                      7,437                                   7,448                       7,614
 9/30/2003                      7,599                                   7,600                       7,849
10/31/2003                      8,076                                   8,067                       8,338
11/30/2003                      8,253                                   8,244                       8,523
12/31/2003                      8,818                                   8,809                       9,189
 1/31/2004                      8,810                                   8,801                       9,319
 2/29/2004                      8,919                                   8,909                       9,534
 3/31/2004                      8,950                                   8,940                       9,588
 4/30/2004                      8,640                                   8,631                       9,371
 5/31/2004                      8,632                                   8,623                       9,402
 6/30/2004                      8,741                                   8,731                       9,608
 7/31/2004                      8,447                                   8,438                       9,297
 8/31/2004                      8,408                                   8,399                       9,338
 9/30/2004                      8,578                                   8,569                       9,582
10/31/2004                      8,803                                   8,793                       9,908
11/30/2004                      9,367                                   9,357                      10,585
12/31/2004                      9,772                                   9,762                      11,050
 1/31/2005                      9,625                                   9,615                      10,847
 2/28/2005                     10,051                                  10,040                      11,316
 3/31/2005                      9,788                                   9,777                      11,031
 4/30/2005                      9,540                                   9,530                      10,772
 5/31/2005                      9,501                                   9,491                      10,777
 6/30/2005                      9,656                                   9,646                      10,920
 7/31/2005                      9,966                                   9,955                      11,255
 8/31/2005                     10,275                                  10,264                      11,539
 9/30/2005                     10,592                                  10,581                      12,053
10/31/2005                     10,237                                  10,226                      11,701
11/30/2005                     10,415                                  10,403                      11,987
12/31/2005                     10,929                                  10,917                      12,545
1/31/2006                      11,593                                  11,581                      13,316
2/28/2006                      11,586                                  11,573                      13,286
3/31/2006                      11,992                                  11,980                      13,724
4/30/2006                      12,532                                  12,519                      14,379
5/31/2006                      11,977                                  11,964                      13,821
6/30/2006                      11,961                                  11,948                      13,820
7/31/2006                      12,055                                  12,042                      13,957
8/31/2006                      12,399                                  12,386                      14,341
9/30/2006                      12,446                                  12,433                      14,363
10/31/2006                     12,845                                  12,831                      14,921
11/30/2006                     13,221                                  13,207                      15,367
12/31/2006                     13,601                                  13,587                      15,850
 1/31/2007                     13,696                                  13,681                      15,957
 2/28/2007                     13,838                                  13,823                      16,086
 3/31/2007                     14,249                                  14,234                      16,496
 4/30/2007                     14,683                                  14,667                      17,228
 5/31/2007                     15,039                                  15,023                      17,531
 6/30/2007                     15,141                                  15,125                      17,552
 7/31/2007                     14,802                                  14,786                      17,294
 8/31/2007                     14,620                                  14,604                      17,023
 9/30/2007                     15,394                                  15,378                      17,934
10/31/2007                     16,200                                  16,182                      18,639
11/30/2007                     15,441                                  15,425                      18,026
12/31/2007                     15,056                                  15,040                      17,620
1/31/2008                      13,580                                  13,566                      15,992
2/29/2008                      13,545                                  13,530                      16,222
3/31/2008                      13,527                                  13,512                      16,051
4/30/2008                      14,224                                  14,209                      16,922
5/31/2008                      14,466                                  14,451                      17,087
6/30/2008                      13,178                                  13,164                      15,689
7/31/2008                      12,632                                  12,619                      15,186
8/31/2008                      12,068                                  12,056                      14,570
9/30/2008                      10,449                                  10,438                      12,464
10/31/2008                      8,213                                   8,204                       9,949
11/30/2008                      7,694                                   7,686                       9,411
12/31/2008                      8,266                                   8,256                       9,977
 1/31/2009                      7,285                                   7,283                       8,998
 2/28/2009                      6,617                                   6,613                       8,075
 3/31/2009                      7,048                                   7,045                       8,586
 4/30/2009                      7,846                                   7,834                       9,686
 5/31/2009                      8,805                                   8,785                      10,832
 6/30/2009                      8,622                                   8,602                      10,770
 7/31/2009                      9,506                                   9,488                      11,753
 8/31/2009                      9,894                                   9,877                      12,392
 9/30/2009                     10,368                                  10,352                      12,867


---------
1. The Morgan Stanley Capital International Europe, Australasia and Far East ("MSCI EAFE")(SM) Index is an unmanaged group of securities widely regarded by investors to be representations of the stock markets of Europe, Australasia and the Far East. You cannot invest directly in an Index.

2. The chart compares the performance of the WELLS FARGO ADVANTAGE INTERNATIONAL EQUITY FUND Class A and Investor Class shares for the most recent ten years with the MSCI EAFE Index. The chart assumes a hypothetical investment of $10,000 in Class A and Investor Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

Performance Highlights       Wells Fargo Advantage International Stock Funds 23
(Unaudited)


                     WELLS FARGO ADVANTAGE INTERNATIONAL EQUITY FUND (CONTINUED)

The Fund uses three different styles of international equity management: international value style, subadvised by LSV Asset Management (LSV); international core style, subadvised by New Star Institutional Managers Limited (New Star) from October 1, 2009 through March 2, 2009, and by Evergreen Investments from March 3, 2009 to present; and international growth style, subadvised by Artisan Partners Limited Partnership (Artisan).

MANAGER'S DISCUSSION

FUND HIGHLIGHTS

- In a period of challenging market conditions, the Fund underperformed its benchmark.

- The Fund struggled in the first half of the 12-month period, but we made changes in the Fund's holdings and positioning following the market's rebound that began on March 9, 2009.

- In the current market environment, our managers generally have a bias toward higher-quality stocks that can sustain value and stocks that are undervalued and positioned for growth.

BOTH STOCK SELECTION AND COUNTRY ALLOCATION AFFECTED THE FUND'S PERFORMANCE.

The LSV portion of the Fund struggled in the first half of the 12-month period but performed well during the 2009 rally in the global equity markets. The first five months of the period were a continuation of the difficult environment that began in July 2007 for the global equity markets, and deep value strategies in particular. The stocks that had been hurt the most in 2007 and 2008 led the rebound that has driven international stocks up over 50% since March 2009. The financials, materials, industrials, and consumer discretionary sectors have led the market upward from the steep declines seen earlier in the period. After holding up relatively well during the past few years, defensive sectors such as consumer staples and utilities lagged during the market's advance. Throughout the period, our underweight to the more defensive sectors that were trading at relatively high multiples and overweight to more economically sensitive and deeper value stocks has had a mixed impact on results. Our overweight to staples and utilities had a negative impact on results while our overweight positions in materials and consumer discretionary helped offset this. Stock selection added value as our picks in the financials, technology, and industrial sectors added value; selection in the consumer discretionary sector detracted.

24 Wells Fargo Advantage International Stock Funds      Performance Highlights
                                                        (Unaudited)

WELLS FARGO ADVANTAGE INTERNATIONAL EQUITY FUND (CONTINUED)

TEN LARGEST EQUITY HOLDINGS(3)
(AS OF SEPTEMBER 30, 2009)

Daimler AG                                                                1.69%
Muenchener Rueckversicherungs Gesellschaft AG                             1.56%
ASML Holding NV                                                           1.49%
Bayer AG                                                                  1.29%
HSBC Holdings plc                                                         1.22%
Credit Suisse Group                                                       1.15%
BNP Paribas SA                                                            1.14%
Linde AG                                                                  1.10%
Banco Santander SA                                                        1.09%
ING Groep NV                                                              1.05%

Individual stocks that added value during the period included underweight positions in financials HSBC and Mitsubishi UFJ Financial. Industrial stocks that contributed included Downer EDI, Orient Overseas, and Noble Group. Detractors from the Fund's performance included SFCG Company, a Japanese financial which filed for bankruptcy, Japanese pharmaceutical Takeda Pharmaceutical and Australian mining stocks Bluescope Steel and BHP Billiton (underweight).

During the period of October 1, 2008, through March 2, 2009, the core portfolio that was managed by New Star had greater exposure in the Asian markets than the benchmark, with a significant underweight to Japan. We increased the portfolio's exposure to the United Kingdom (UK) to an overweight while retaining a modest overweight in emerging markets. Continental Europe was a modest underweight for the portfolio. At a sector level the portfolio was significantly overweight energy, health care, telecommunications, and information technology; it was underweight financials (UK and European banks), utilities, materials, consumer discretionary, and consumer staples.

Under New Star's management, the UK and the rest of Europe was a modest contributor to the Fund's performance, boosted by helpful currency moves as the Euro in particular lost ground to the U.S. dollar. The underweight in the banking sector helped performance in the period as the ongoing post-Lehman Brothers correction hit the sector. The positive impact was offset somewhat by the overweight in insurance stocks which fell with the banks despite what New Star saw as superior prospects. The portfolio's underweight in Japanese utilities also detracted; the sector outperformed the rest of Japan due to declining input costs.

During the period of March 3, 2009, through September 30, 2009, Evergreen Investments managed the core portfolio. On March 9, 2009, we saw the beginnings of a sharp market rally that featured the rise of lower-quality stocks and a more positive shift in investor sentiment, a rise that we believe was not supported by good fundamentals. The Fund did not benefit from the rally that began in March because our strategy focuses on fundamentals, which were out-of-favor from March through the end of June. As the outlook for corporate earnings improved with companies beginning to report better conditions, we increased the Fund's exposure to lower-quality holdings and remained closer to the benchmark performance in the final quarter of the 12-month period.

----------
3. The ten largest portfolio holdings are subject to change and are calculated based on the value of the securities divided by total investments of the Fund. Holdings are subject to change and may have changed since the date specified.

Performance Highlights     Wells Fargo Advantage International Stock Funds 25
(Unaudited)
                     WELLS FARGO ADVANTAGE INTERNATIONAL EQUITY FUND (CONTINUED)

The portion of the Fund managed by Artisan provided solid returns for the Fund and was driven by solid stock selection. Our holdings in technology, consumer discretionary, and financials were the standouts. Semiconductor equipment company ASML Holding NV was our key source of strength in the technology sector while our retailers (Industria de Diseno Textil, SA, Kingfisher plc, LVMH Moet Hennessy Louis Vuitton SA and Next plc) and automobile companies (Suzuki Motor Corporation, Denso Corporation, and Daimler AG) were our top performers in the consumer discretionary sector. Within the financials, our real estate names (China Resources Land Limited), banks (ICICI Bank Limited, Societe Generale, and China Construction Bank Corporation) and insurance companies (China Life Insurance Co. Ltd.) outperformed those in the benchmark during the period. On the downside, our holdings in energy, materials, and utilities did not keep pace with the benchmark. Fortum Oyj, Seadrill Ltd., and Technip SA were some of the detractors in these sectors. We sold our position in each of these companies during the 12-month period.

Regionally, our holdings in Europe outpaced those in the benchmark, driven by the strength of our holdings in the Netherlands (ASML Holding NV), France (Vinci


SA), and Belgium (Anheuser-Busch InBev NV). Our investments in emerging markets, especially in China, were also a key source of strength relative to the benchmark. Emerging markets equities were up 19% relative to the benchmark's 3.23% at the end of the 12-month period. We believe that these gains came as the result of the governmental stimulus programs and the prospects for economic growth during a year when the global economy was expected to contract for the first time in 60 years. On the downside, although our underweight position in Japan proved positive, the benefit was outweighed by weak stock selection and our low exposure to the strong yen. Our lack of exposure to Australia further pulled back relative returns in the Far East region.

CHANGES IN THE FUND WERE DRIVEN BY THE THREE INVESTMENT STYLES THAT INCLUDE VALUE, CORE, AND GROWTH.

LSV seeks to add value through a selection process that favors deep value stocks. Towards the end of the 12-month period, the Fund's sector exposures shifted from economically sensitive sectors of the market to traditionally defensive sectors. Several stocks rebounded from depressed levels. As a result, we sold some of these stocks and invested the proceeds in companies that we believe have exhibited more stable growth, in particular,

COUNTRY ALLOCATION(4)
(AS OF SEPTEMBER 30, 2009)

(PIE CHART)

Australia                                                                    2%
Continental Europe                                                          49%
Eastern Asia                                                                 6%
Canada                                                                       3%
Russia                                                                       1%
Scandinavia                                                                  4%
Latin America                                                                1%
Japan                                                                       15%
United States                                                                1%
United Kingdom                                                              16%
India                                                                        1%
Southeast Asia                                                               1%

----------
4 Country allocation is subject to change and is calculated based on the total investments of the Fund, excluding cash and cash equivalents.

26 Wells Fargo Advantage International Stock Funds       Performance Highlights
                                                         (Unaudited)

WELLS FARGO ADVANTAGE INTERNATIONAL EQUITY FUND (CONTINUED)

      stocks that had been left behind in the recent market advance seen from March through September 2009. We specifically increased the weighting to consumer staples and utilities at the expense of consumer discretionary and other economically sensitive sectors. At the close of September, the Fund is overweight energy, health care, and telecommunication services relative to the broad market. The Fund is underweight financials and consumer discretionary stocks. The Fund remains underweight utilities and consumer staples, but much less so than it was at the beginning of the period. At the industry level the Fund is overweight to oil and gas, trading companies, pharmaceuticals, and insurance. The Fund is underweight commercial banks and mining stocks.

      New Star made several changes to the Fund's core portfolio during the months that it managed the Fund. The biggest change in the profile was a reduction in exposure to the Japanese market and a corresponding increase in the Fund's exposure to UK companies. By the end of 2008 the depreciation of the British pound particularly in relation to the Yen looked extreme and set to benefit UK exporters relative to their Japanese counterparts. Sales in Japan included Shinetsu Chemical, Takeda, and Murata while investments in the UK included BAE Systems, International Power, and Vodafone.

      Evergreen Investments made several changes to the Fund during the months that it managed the Fund. The Fund's exposure to utility stocks was eliminated because of a poor outlook in an environment of restraints on tariffs, falling demand, and volatile energy prices. We opened positions to a range of automobile manufacturers including Volkswagen, Daimler, and Isuzu Motors. Many of these stocks had fallen in price during a difficult time in the automotive industry and we identified them as having attractive valuation levels. We also started significant positions in employment companies that we believed to be potential beneficiaries of improved employment trends. These included Randstad Holdings, USG People in the Netherlands, and Adecco in Switzerland, all companies with significant exposure across many markets.

      Geographically, we had a modest exposure to emerging markets during the period that we managed the Fund and this proved to be helpful. We had a sizeable average underweight in Japan, a market that once again underperformed all its peers in the period, but these benefits were eroded by some holdings that lagged the market. We moved the Fund's UK exposure lower with our reduction in health care and telecommunication services. Europe constituted the largest regional increase in the Fund's holdings, with Germany, Sweden, and our Luxembourg holding, Arcelor Mital, representing the most significant increases.

Performance Highlights      Wells Fargo Advantage International Stock Funds 27
(Unaudited)

                     WELLS FARGO ADVANTAGE INTERNATIONAL EQUITY FUND (CONTINUED)

From the Artisan perspective, we believe that a portfolio focused on our best ideas with a reasonable mix of defensive growth companies and cyclical growth companies is the best approach in an uncertain environment. In line with this conviction, our biggest purchases during the period included several consumer staples names (Anheuser-Busch InBev NV, Philip Morris International Inc., Pernod Ricard SA and Imperial Tobacco Group plc) and several financial companies, including Societe Generale (France), HSBC Holdings plc (United Kingdom), Credit Suisse Group AG (Switzerland) and ING Groep NV (Netherlands). These new holdings were purchased, in part, by the sale of Alstom S.A., Hutchison Whampoa Limited, Orkla ASA and China Petroleum and Chemical Corporation (Sinopec), in addition to the sales noted earlier.

THE FUND LEVERAGES THE INVESTMENT EXPERTISE OF THREE INDEPENDENT TEAMS. AS SUCH, THERE IS WIDE RANGE OF OPINION REGARDING THE OUTLOOK FOR THE INTERNATIONAL EQUITY MARKETS.

It is important to note that the Fund is, by design, a diversified vehicle intended to provide broad exposure across international equity markets. We believe that LSV's portfolio is conservatively positioned, and we will continue to focus on investments at significant valuation discounts compared to the market, with a bias toward mid cap stocks relative to the Fund's benchmark. New Star's portfolio, which became Evergreen Investment's portfolio, remains positioned in companies that we believe have attractive returns on invested capital and low levels of indebtedness. We continue to favor opportunities in the market that can show improved earnings stability at reasonable prices. As stocks have rebounded during the last half of the 12-month period, the Artisan team has seen the emergence of an increasing number of investment opportunities with the potential to sustain growth over the long-term.

28  Wells Fargo Advantage International Stock Funds     Performance Highlights
                                                        (Unaudited)


WELLS FARGO ADVANTAGE INTERNATIONAL EQUITY FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(5) (%) (AS OF SEPTEMBER 30, 2009)

                                    Including Sales Charge                 Excluding Sales Charge         Expense Ratio
                             ------------------------------------  ------------------------------------  ----------------
INTERNATIONAL EQUITY FUND    6 Month*    1 Year   5 Year  10 Year  6 Month*    1 Year   5 Year  10 Year  Gross(6)  Net(7)
---------------------------  ----------  ------  -------  -------  ---------  -------  -------  -------  --------  ------
Class A (SILAX)                38.62     (6.47)    2.63     0.36     47.09     (0.78)   3.86    0.95      1.68%     1.41%
Class B (SILBX)**              41.62     (6.50)    2.75     0.40     46.62     (1.50)   3.10    0.40      2.43%     2.16%
Class C (WFECX)                45.49     (2.47)    3.11     0.17     46.49     (1.47)   3.11    0.17      2.43%     2.16%
Administrator Class (WFIEX)                                          47.09     (0.66)   4.10    1.18      1.50%     1.25%
Institutional Class (WFISX)                                          47.47     (0.41)   4.26    1.26      1.23%     0.99%
Investor Class (WIEVX)                                               46.93     (0.82)   3.85    0.35      1.78%     1.46%
MSCI EAFE Index(1)                                                   49.85      3.23    6.07    2.54

---------
*     Returns for periods of less than one year are not annualized.

** Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS, INSTITUTIONAL CLASS AND INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

THE FUND HAS A REDEMPTION FEE OF 2.00% DEDUCTED FROM THE NET PROCEEDS OF SHARES REDEEMED OR EXCHANGED WITHIN 30 DAYS AFTER PURCHASE. PERFORMANCE DATA DOES NOT REFLECT THE DEDUCTION OF THIS FEE, WHICH, IF REFLECTED, WOULD REDUCE THE PERFORMANCE.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Foreign investments are especially volatile, and can rise or fall dramatically due to differences in the political and economic conditions of the host country. These risks are generally intensified in emerging markets. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to smaller company securities risk. Consult the Fund's prospectus for additional information on these and other risks.

----------
5. Class A and Class B shares incepted on September 24, 1997. Class C shares incepted on April 1, 1998. Administrator Class shares incepted on November 8, 1999. Prior to April 11, 2005, the Administrator Class was named the Institutional Class. Institutional Class shares incepted on August 31, 2006. Performance shown prior to the inception of the Institutional Class reflects the performance of the Administrator Class shares, and includes expenses that are not applicable to and are higher than those of the Institutional Class shares. Performance shown prior to November 8, 1999, for the Administrator Class shares and Institutional Class shares reflects the performance of the Class A shares and includes expenses that are not applicable to and are higher than those of the Administrator Class shares and Institutional Class shares but does not include Class A sales charges. If it did include Class A sales charges, returns would be lower. Investor Class shares incepted on July 18, 2008. Performance shown prior to the inception of the Investor Class shares reflect the performance of the Class A shares, and includes sales charges and expenses that are not applicable to and are higher than those of the Investor Class shares.

6. Reflects the gross expense ratio as stated in the February 1, 2009, prospectus.

7. The investment adviser has contractually committed through January 31, 2010, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

Fund Expenses (Unaudited)   Wells Fargo Advantage International Stock Funds 29


As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution [and/or service] (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire six-month period, from April 1, 2009 to September 30, 2009.

ACTUAL EXPENSES

The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  Beginning        Ending       Expenses
                                                Account Value  Account Value   Paid During   Net Annual
ASIA PACIFIC FUND                                04-01-2009     09-30-2009      Period(1)   Expense Ratio
-------------------------------------------     -------------  -------------   -----------  -------------
CLASS A
   Actual                                       $   1,000.00   $    1,450.70   $    9.83        1.60%
   Hypothetical (5% return before expenses)     $   1,000.00   $    1,017.05   $    8.09        1.60%

CLASS C
   Actual                                       $   1,000.00   $    1,442.60   $   14.39        2.35%
   Hypothetical (5% return before expenses)     $   1,000.00   $    1,013.29   $   11.86        2.35%

INVESTOR CLASS
   Actual                                       $   1,000.00   $    1,446.60   $   10.12        1.65%
   Hypothetical (5% return before expenses)     $   1,000.00   $    1,016.80   $    8.34        1.65%

EMERGING MARKETS EQUITY FUND

CLASS A
   Actual                                       $   1,000.00   $    1,556.00   $   12.17        1.90%
   Hypothetical (5% return before expenses)     $   1,000.00   $    1,015.54   $    9.60        1.90%

CLASS B
   Actual                                       $   1,000.00   $    1,549.80   $   16.94        2.65%
   Hypothetical (5% return before expenses)     $   1,000.00   $    1,011.78   $   13.36        2.65%

CLASS C
   Actual                                       $   1,000.00   $    1,550.30   $   16.94        2.65%
   Hypothetical (5% return before expenses)     $   1,000.00   $    1,011.78   $   13.36        2.65%

ADMINISTRATOR CLASS
   Actual                                       $   1,000.00   $    1,558.30   $   10.26        1.60%
   Hypothetical (5% return before expenses)     $   1,000.00   $    1,017.05   $    8.09        1.60%

30  Wells Fargo Advantage International Stock Funds   Fund Expenses (Unaudited)

                                                  Beginning        Ending       Expenses
                                                Account Value  Account Value   Paid During   Net Annual
INTERNATIONAL CORE FUND                           04-01-2009     09-30-2009     Period(1)   Expense Ratio
-------------------------------------------     -------------  -------------   -----------  -------------
CLASS A
   Actual                                       $   1,000.00   $   1,331.50    $    8.77        1.50%
   Hypothetical (5% return before expenses)     $   1,000.00   $   1,017.55    $    7.59        1.50%

CLASS B
   Actual                                       $   1,000.00   $   1,326.60    $   13.12        2.25%
   Hypothetical (5% return before expenses)     $   1,000.00   $   1,013.79    $   11.36        2.25%

CLASS C
   Actual                                       $   1,000.00   $   1,326.70    $   13.12        2.25%
   Hypothetical (5% return before expenses)     $   1,000.00   $   1,013.79    $   11.36        2.25%

ADMINISTRATOR CLASS
   Actual                                       $   1,000.00   $   1,332.40    $    7.31        1.25%
   Hypothetical (5% return before expenses)     $   1,000.00   $   1,018.80    $    6.33        1.25%

INTERNATIONAL EQUITY FUND

CLASS A
   Actual                                       $   1,000.00   $   1,470.90    $    8.73        1.41%
   Hypothetical (5% return before expenses)     $   1,000.00   $   1,018.00    $    7.13        1.41%

CLASS B
   Actual                                       $   1,000.00   $   1,466.20    $   13.35        2.16%
   Hypothetical (5% return before expenses)     $   1,000.00   $   1,014.24    $   10.91        2.16%

CLASS C
   Actual                                       $   1,000.00   $   1,464.90    $   13.35        2.16%
   Hypothetical (5% return before expenses)     $   1,000.00   $   1,014.24    $   10.91        2.16%

ADMINISTRATOR CLASS
   Actual                                       $   1,000.00   $   1,470.90    $    7.74        1.25%
   Hypothetical (5% return before expenses)     $   1,000.00   $   1,018.80    $    6.33        1.25%

INSTITUTIONAL CLASS
   Actual                                       $   1,000.00   $   1,474.70    $    6.14        0.99%
   Hypothetical (5% return before expenses)     $   1,000.00   $   1,020.10    $    5.01        0.99%

INVESTOR CLASS
   Actual                                       $   1,000.00   $   1,469.30    $    9.04        1.46%
   Hypothetical (5% return before expenses)     $   1,000.00   $   1,017.75    $    7.38        1.46%

----------
1. Expenses are equal to the Fund's annualized expenses ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

Portfolio of Investments--    Wells Fargo Advantage International Stock Funds 31
September 30, 2009

ASIA PACIFIC FUND

             SHARES  SECURITY NAME                                                                     VALUE
-------------------  ----------------------------------------------------------------------------  ------------
COMMON STOCKS: 89.65%

AUSTRALIA: 9.66%
            338,700  AMP LIMITED (INSURANCE CARRIERS)                                              $  1,948,183
            170,400  AUSTRALIA & NEW ZEALAND BANKING GROUP LIMITED (DEPOSITORY INSTITUTIONS)          3,666,473
            301,800  BHP BILLITON LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT        10,045,536
                     FUELS)
          1,645,982  CSR LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)     2,729,920
            117,200  ENERGY RESOURCES OF AUSTRALIA LIMITED (OIL & GAS EXTRACTION)                     2,606,559
            509,387  JAMES HARDIE INDUSTRIES NV (STONE, CLAY, GLASS & CONCRETE PRODUCTS)              3,532,136
          1,104,800  LIHIR GOLD LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT
                     FUELS)+                                                                          2,729,033
            145,400  NATIONAL AUSTRALIA BANK LIMITED (DEPOSITORY INSTITUTIONS)                        3,945,643
            126,272  SANTOS LIMITED (OIL & GAS EXTRACTION)                                            1,693,237
          1,624,200  STRAITS RESOURCES LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS,
                     EXCEPT FUELS)                                                                    2,357,070

                                                                                                     35,253,790
                                                                                                   ------------

CHINA: 4.76%
          2,371,000  CHINA NATIONAL MATERIALS COMPANY LIMITED (STONE, CLAY, GLASS & CONCRETE
                     PRODUCTS)                                                                        2,031,399
          4,050,000  CHINA PETROLEUM & CHEMICAL CORPORATION (SINOPEC) (OIL COMPANIES)                 3,443,784
          4,459,000  HAINAN MEILAN INTERNATIONAL AIRPORT COMPANY LIMITED (TRANSPORTATION BY AIR)      3,198,952
          3,398,000  INDUSTRIAL & COMMERCIAL BANK OF CHINA LIMITED CLASS H (DEPOSITORY
                     INSTITUTIONS)                                                                    2,560,541
          2,060,500  KWG PROPERTY HOLDING LIMITED (REAL ESTATE)                                       1,332,005
            108,000  SINOPHARM MEDICINE HOLDING COMPANY LIMITED (MEDICAL - WHOLESALE DRUG
                     DISTRIBUTION)+                                                                     273,691
             57,700  TRINA SOLAR LIMITED ADR (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                     COMPONENTS, EXCEPT COMPUTER EQUIPMENT)+                                          1,856,209
          1,579,500  ZHAOJIN MINING INDUSTRY COMPANY LIMITED (METAL MINING)                           2,690,228

                                                                                                     17,386,809
                                                                                                   ------------

HONG KONG: 10.61%
          6,187,000  BANK OF CHINA LIMITED (DEPOSITORY INSTITUTIONS)                                  3,257,135
            947,000  BEIJING ENTERPRISES HOLDINGS LIMITED (HOLDING & OTHER INVESTMENT OFFICES)        5,016,013
            829,500  BOC HONG KONG HOLDINGS LIMITED (DEPOSITORY INSTITUTIONS)                         1,819,537
            389,000  CHINA MOBILE (HONG KONG) LIMITED (COMMUNICATIONS)                                3,794,608
          3,756,000  CHINA RESOURCES CEMENT HOLDINGS LIMITED (HEAVY CONSTRUCTION OTHER THAN
                     BUILDING CONSTRUCTION CONTRACTS)+(a)                                             1,890,104
            277,700  ESPRIT HOLDINGS LIMITED (WHOLESALE TRADE NON-DURABLE GOODS)                      1,863,265
          2,802,000  GENTING INTERNATIONAL PLC (REAL ESTATE)+                                         2,227,835
          5,446,000  GUANGDONG INVESTMENT LIMITED (BUSINESS SERVICES)                                 2,684,334
            250,000  HENDERSON LAND DEVELOPMENT COMPANY LIMITED (REAL ESTATE)                         1,645,151
            120,600  HSBC HOLDINGS PLC (NON-DEPOSITORY CREDIT INSTITUTIONS)                           1,398,951
          3,462,858  NAGACORP LIMITED (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)              455,754
          3,405,600  NEW WORLD CHINA LAND LIMITED (REAL ESTATE)                                       1,612,706
          1,190,000  SHANGHAI INDUSTRIAL HOLDINGS LIMITED (HOLDING & OTHER INVESTMENT OFFICES)        5,366,482
          2,534,000  SHUN TAK HOLDINGS LIMITED (REAL ESTATE)                                          1,922,558
          7,130,000  TIANJIN DEVELOPMENT HOLDINGS LIMITED (BUSINESS SERVICES)                         3,762,776

                                                                                                     38,717,209
                                                                                                   ------------

INDIA: 6.41%
            124,200  ABB LIMITED INDIA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION
                     CONTRACTS)                                                                       2,025,334
            237,600  APOLLO HOSPITALS ENTERPRISE LIMITED (HEALTH SERVICES)                            2,702,975
            418,350  EDELWEISS CAPITAL LIMITED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES
                     & SERVICES)                                                                      4,198,284
          1,317,300  INDIAN HOTELS COMPANY LIMITED (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE       2,119,510
                     PLACES)
              2,074  INFO EDGE INDIA LIMITED (BUSINESS SERVICES)                                         28,899
             63,100  MARUTI SUZUKI INDIA LIMITED (TRANSPORTATION EQUIPMENT)                           2,231,750
            355,299  MAX INDIA LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                       1,363,438
            475,200  MCLEOD RUSSEL INDIA LIMITED (FOOD-WHOLESALE)                                     2,157,935
             67,700  OIL & NATURAL GAS CORPORATION LIMITED (OIL & GAS EXTRACTION)                     1,649,400

32  Wells Fargo Advantage International Stock Funds   Portfolio of Investments--
                                                      September 30, 2009

ASIA PACIFIC FUND

            SHARES   SECURITY NAME                                                                    VALUE
-------------------  ----------------------------------------------------------------------------  -----------
INDIA (continued)
           426,459   SHREE RENUKA SUGARS LIMITED (CHEMICALS & ALLIED PRODUCTS)                     $ 1,750,428
           246,000   TATA MOTORS LIMITED ADR (TRANSPORTATION EQUIPMENT)                              3,188,160

                                                                                                    23,416,113
                                                                                                   -----------

INDONESIA: 1.08%
           530,500   PT ASTRA INTERNATIONAL TBK (COAL MINING)                                        1,830,541
         5,568,500   PT PERUSAHAAN GAS NEGARA TBK (ELECTRIC, GAS & SANITARY SERVICES)                2,102,951

                                                                                                     3,933,492
                                                                                                   -----------

JAPAN: 18.15%
         1,165,200   ALL NIPPON AIRWAYS COMPANY LIMITED (TRANSPORTATION BY AIR)                      3,348,985
            78,000   BENESSE CORPORATION (EDUCATIONAL SERVICES)                                      3,823,316
           103,700   BRIDGESTONE CORPORATION (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)        1,861,090
           778,000   DAIWA SECURITIES GROUP INCORPORATED (HOLDING & OTHER INVESTMENT OFFICES)        4,012,856
           114,900   FAMILYMART COMPANY LIMITED (GENERAL MERCHANDISE STORES)                         3,699,226
           321,000   FUJI HEAVY INDUSTRIES LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY &
                     COMPUTER EQUIPMENT)                                                             1,248,025
           139,400   FUJIFILM HOLDINGS CORPORATION (MEASURING, ANALYZING & CONTROLLING
                     INSTRUMENTS:
                     PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                4,177,419
               857   INPEX HOLDINGS INCORPORATED (OIL & GAS EXPLORATION)                             7,313,118
               570   JAPAN EXCELLENT INCORPORATED (REAL ESTATE)                                      3,111,458
           177,000   KUBOTA CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)     1,472,946
            51,000   LAWSON INCORPORATED (GENERAL MERCHANDISE STORES)                                2,369,186
           226,000   MATSUSHITA ELECTRIC INDUSTRIAL COMPANY LIMITED (ELECTRONIC & OTHER
                     ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                   3,330,897
           344,600   MITSUBISHI CORPORATION (BUSINESS SERVICES)                                      6,971,465
           217,000   MITSUBISHI ESTATE COMPANY LIMITED (REAL ESTATE)                                 3,413,402
           488,000   NIPPON STEEL CORPORATION (PRIMARY METAL INDUSTRIES)                             1,783,145
            35,000   NIPPON TELEGRAPH & TELEPHONE CORPORATION (COMMUNICATIONS)                       1,622,013
             1,275   SEVEN BANK LIMITED (DEPOSITORY INSTITUTIONS)                                    3,153,233
           217,900   SHOWA SHELL SEKIYU KK (OIL & GAS EXTRACTION)                                    2,381,328
           211,700   SUMITOMO CORPORATION (SECURITY & COMMODITY BROKERS, DEALERS,
                     EXCHANGES & SERVICES)                                                           2,181,502
            78,000   SUZUKI MOTOR CORPORATION (TRANSPORTATION EQUIPMENT)                             1,820,420
           318,050   TAKEFUJI CORPORATION (HOLDING & OTHER INVESTMENT OFFICES)                       1,119,632
            50,900   TOYOTA MOTOR CORPORATION (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)       2,024,319

                                                                                                    66,238,981
                                                                                                   -----------

MALAYSIA: 2.96%
           152,100   BRITISH AMERICAN TOBACCO MALAYSIA BERHAD (TOBACCO PRODUCTS)                     1,935,419
         1,826,200   GENTING BERHAD (HOLDING & OTHER INVESTMENT OFFICES)                             3,619,686
         3,490,200   KLCC PROPERTY HOLDINGS BERHAD (HOTELS, ROOMING HOUSES, CAMPS &
                     OTHER LODGE PLACES)                                                             3,348,010
           474,800   KUALA LUMPUR KEPONG BERHAD (AGRICULTURAL SERVICES)                              1,893,164

                                                                                                    10,796,279
                                                                                                   -----------

MONGOLIA: 1.32%
         4,217,000   REAL GOLD MINING LIMITED (METAL MINING)+                                        4,804,628
                                                                                                   -----------

MOROCCO AND ANTILLES: 0.83%
         1,055,357   BERJAYA SPORTS TOTO BERHAD (AMUSEMENT & RECREATION SERVICES)                    1,350,833
           880,300   HONG LEONG BANK BERHAD (DEPOSITORY INSTITUTIONS)                                1,671,069

                                                                                                     3,021,902
                                                                                                   -----------

NEW ZEALAND: 0.72%
         1,119,129   SKY CITY ENTERTAINMENT GROUP LIMITED (HOTELS, ROOMING HOUSES,
                     CAMPS & OTHER LODGE PLACES)                                                     2,626,760
                                                                                                   -----------

Portfolio of Investments--   Wells Fargo Advantage International Stock Funds 33
September 30, 2009

ASIA PACIFIC FUND

             SHARES   SECURITY NAME                                                        VALUE
-------------------   ----------------------------------------------------------------  ------------
PHILIPPINES: 3.12%
         16,857,700   ALLIANCE GLOBAL GROUP INCORPORATED (MISCELLANEOUS MANUFACTURING
                      INDUSTRIES)+                                                      $  1,707,829
         67,096,000   METRO PACIFIC INVESTMENTS CORPORATION (WATER, SEWER SYSTEM)+         4,673,212
             29,900   PHILIPPINE LONG DISTANCE TELEPHONE (COMMUNICATIONS)                  1,520,874
         35,303,500   PNOC ENERGY DEVELOPMENT CORPORATION (ELECTRIC, GAS & SANITARY
                      SERVICES)                                                            3,502,036

                                                                                          11,403,951
                                                                                        ------------

SINGAPORE: 10.27%
          1,563,600   ASCENDAS REIT (REAL ESTATE INVESTMENT TRUSTS (REITS))                2,142,298
          1,000,000   CAPITALAND LIMITED (REAL ESTATE)                                     2,640,826
          1,432,000   COMFORTDELGRO CORPORATION LIMITED (TRANSPORTATION SERVICES)          1,636,688
            186,000   DBS GROUP HOLDINGS LIMITED (DEPOSITORY INSTITUTIONS)                 1,753,509
          1,020,000   HYFLUX LIMITED (BUSINESS SERVICES)                                   2,208,497
          3,064,800   MIDAS HOLDINGS LIMITED (PRIMARY METAL INDUSTRIES)                    1,860,224
          3,562,400   PARKWAY LIFE REAL ESTATE INVESTMENT TRUST (REAL ESTATE)              2,933,578
          1,384,000   SEMBCORP INDUSTRIES LIMITED (BUILDING CONSTRUCTION-GENERAL
                      CONTRACTORS & OPERATIVE BUILDERS)                                    3,330,678
          1,192,000   SINGAPORE AIRPORT TERMINAL SERVICES LIMITED (BUSINESS SERVICES)      1,912,413
          2,717,800   SINGAPORE POST LIMITED (TRANSPORTATION SERVICES)                     1,784,663
          2,798,000   SINGAPORE TELECOMMUNICATIONS LIMITED (COMMUNICATIONS)                6,455,472
          2,192,000   SMRT CORPORATION LIMITED (TRANSPORTATION SERVICES)                   2,614,248
            295,000   UNITED OVERSEAS BANK LIMITED (DEPOSITORY INSTITUTIONS)               3,514,074
            599,000   WILMAR INTERNATIONAL LIMITED (FOOD & KINDRED PRODUCTS)               2,687,453

                                                                                          37,474,621
                                                                                        ------------

SOUTH KOREA: 10.33%
             20,759   HYUNDAI MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)             1,964,463
            125,770   KANGWON LAND INCORPORATED (AMUSEMENT & RECREATION SERVICES)          1,857,329
             69,490   KOREAN AIR LINES COMPANY LIMITED (TRANSPORTATION BY AIR)             2,830,910
             61,800   KT&G CORPORATION (WHOLESALE TRADE NON-DURABLE GOODS)                 3,744,978
            636,190   LG TELECOM LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                      COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                               4,594,931
             14,182   NCSOFT CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
                      EQUIPMENT)                                                           2,034,168
             16,500   NONG SHIM COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                  3,563,972
              4,700   POSCO (PRIMARY METAL INDUSTRIES)                                     1,942,627
             57,400   S1 CORPORATION INCORPORATED (KOREA) (BUSINESS SERVICES)              2,523,505
             10,900   SAMSUNG ELECTRONICS COMPANY LIMITED (ELECTRONIC & OTHER
                      ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)        7,539,571
              3,786   SHINSEGAE COMPANY LIMITED (GENERAL MERCHANDISE STORES)               1,911,878
             20,700   SK TELECOM COMPANY LIMITED (COMMUNICATIONS)                          3,206,238

                                                                                          37,714,570
                                                                                        ------------

SWITZERLAND: 0.38%
         29,549,000   SEMICONDUCTOR MANUFACTURING INTERNATIONAL CORPORATION (ELECTRONIC
                      & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                      EQUIPMENT)+                                                          1,391,654
                                                                                        ------------

TAIWAN: 3.88%
            698,920   ACER INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                      COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                               1,782,737
          1,428,600   CATHAY FINANCIAL HOLDING COMPANY LIMITED (INSURANCE AGENTS,
                      BROKERS & SERVICE)                                                   2,373,001
          3,847,402   EVA AIRWAYS CORPORATION (TRANSPORTATION BY AIR)+                     1,513,924
          2,332,000   FUHWA FINANCIAL HOLDINGS COMPANY LIMITED (SECURITY & COMMODITY
                      BROKERS, DEALERS, EXCHANGES & SERVICES)                              1,726,440
          3,477,000   POLARIS SECURITIES COMPANY LIMITED (SECURITY & COMMODITY BROKERS,
                      DEALERS, EXCHANGES & SERVICES)+                                      2,049,557
          2,529,000   POU CHEN CORPORATION (APPAREL & OTHER FINISHED PRODUCTS MADE
                      FROM FABRICS & SIMILAR MATERIALS)                                    1,636,282

34  Wells Fargo Advantage International Stock Funds   Portfolio of Investments--
                                                      September 30, 2009


ASIA PACIFIC FUND

     SHARES  SECURITY NAME                                                          VALUE
-----------  ---------------------------------------------------------------    -------------
TAIWAN (continued)
  1,518,139  TAIWAN SEMICONDUCTOR MANUFACTURING COMPANY LIMITED
             (SEMICONDUCTORS)                                                    $  3,045,912
     35,376  UNI-PRESIDENT ENTERPRISES CORPORATION (WHOLESALE TRADE
             NON-DURABLE GOODS)                                                        41,706

                                                                                   14,169,559
                                                                                -------------

THAILAND: 3.82%
  2,297,600  BUMRUNGRAD HOSPITAL PCL (HEALTH SERVICES)                              2,028,710
  1,770,000  ELECTRICITY GENERATING PCL (ELECTRONIC & OTHER ELECTRICAL
             EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                     4,079,318
    625,000  KASIKORNBANK PCL (FOREIGN REGISTERED) (DEPOSITORY INSTITUTIONS)        1,646,214
  4,691,700  LAND & HOUSES PCL (REAL ESTATE)                                          975,975
 14,030,900  MINOR INTERNATIONAL PCL (FOREIGN REGISTERED) (HOTELS, ROOMING
             HOUSES, CAMPS & OTHER LODGE PLACES)                                    5,207,518

                                                                                   13,937,735
                                                                                -------------

UNITED KINGDOM: 1.35%
  7,803,033  GUINNESS PEAT GROUP PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)       4,902,748
      2,168  HSBC HOLDINGS PLC (DEPOSITORY INSTITUTIONS)                               24,812
  1,921,582  MAXJET AIRWAYS GDR (TRANSPORTATION BY AIR)+(a)(i)++                            0
                                                                                    4,927,560
                                                                                -------------

TOTAL COMMON STOCKS (COST $308,635,246)                                           327,215,613
                                                                                -------------


                                                             EXPIRATION DATE
                                                            ----------------
RIGHTS: 0.03%
   560,400   GENTING SINGAPORE PLC RIGHTS (REAL ESTATE)+       10/12/2009             125,316
                                                                                -------------
TOTAL RIGHTS (COST $0)                                                                125,316
                                                                                -------------

PRINCIPAL                                                    MATURITY DATE
-----------                                                 ---------------
EQUITY LINKED NOTES: 0.75%
$ 3,337,600  CHINA CONSTRUCTION BANK CORPORATION CLASS
             A EQUITY LINKED NOTE
             (DESPOSITORY INSTITUTIONS)+                       09/20/2010           2,728,234
                                                                                -------------
TOTAL EQUITY LINKED NOTES (COST $2,355,754)                                         2,728,234
                                                                                -------------

  SHARES                                              YIELD
-----------                                         ---------
SHORT-TERM INVESTMENTS: 4.69%
 17,127,918  WELLS FARGO ADVANTAGE MONEY MARKET
             TRUST~+++                               0.22%(s)                      17,127,918
                                                                                -------------

TOTAL SHORT-TERM INVESTMENTS (COST $17,127,918)                                    17,127,918
                                                                                -------------
TOTAL INVESTMENTS IN SECURITIES
(COST $328,118,918)*                       95.12%                               $ 347,197,081
                                          ------

OTHER ASSETS AND LIABILITIES, NET           4.88                                   17,811,707
                                          ------                                -------------

TOTAL NET ASSETS                          100.00%                               $ 365,008,788
                                          ------                                -------------

Portfolio of Investments--   Wells Fargo Advantage International Stock Funds 35
September 30, 2009

ASIA PACIFIC FUND

----------
+     Non-income earning securities.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)   Illiquid security.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Wells Fargo Advantage Money Market Fund does not pay an investment advisory fee.

+++ Short-term security of an affiliate of the Fund with a cost of $17,127,918.

(s)   Rate shown is the 1-day annualized yield at period end.

* Cost for federal income tax purposes is $ 331,107,525 and net unrealized appreciation (depreciation) consists of:

      Gross unrealized appreciation            $ 42,185,588
      Gross unrealized depreciation             (26,096,032)
                                               ------------
      Net unrealized appreciation              $ 16,089,556

The accompanying notes are an integral part of these financial statements.

36 Wells Fargo Advantage International Stock Funds   Portfolio of Investments--
                                                     September 30, 2009

EMERGING MARKETS EQUITY FUND

        SHARES     SECURITY NAME                                                                             VALUE
--------------     ------------------------------------------------------------------------------------  -------------
COMMON STOCKS: 89.65%

AUSTRALIA: 1.21%
        34,500     BHP BILLITON LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)       $   1,148,347
       470,000     STRAITS RESOURCES LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)        682,073
                                                                                                             1,830,420
                                                                                                         -------------

BERMUDA: 0.54%
        10,600     CREDICORP LIMITED (DEPOSITORY INSTITUTIONS)                                                 824,256
                                                                                                         -------------

BRAZIL: 9.56%
       177,900     BRASIL BROKERS PARTICIPACOES SA (REAL ESTATE)                                               604,515
        31,800     CIA DE TRANSMISSAO DE ENERGIA ELETRICA PAULISTA (ELECTRONIC & OTHER ELECTRICAL
                     EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                        894,263
        62,700     DROGASIL SA (HEALTH SERVICES)                                                               796,314
        75,700     LOCALIZA RENT A CAR (TRANSPORTATION EQUIPMENT)                                              758,453
        91,200     LPS BRASIL CONSULTORIA DE IMOVEIS SA (REAL ESTATE)+                                         936,916
        99,600     LUPATECH SA (WHOLESALE TRADE NON-DURABLE GOODS)+                                          1,453,296
        18,000     MULTIPLAN EMPREENDIMENTOS IMOBILIARIOS SA (BUILDING CONSTRUCTION-GENERAL
                     CONTRACTORS & OPERATIVE BUILDERS)                                                         281,441
        85,700     NATURA COSMETICOS SA (MISCELLANEOUS RETAIL)                                               1,540,723
       139,100     NET SERVICOS DE COMUNICACAO SA (AMUSEMENT & RECREATION SERVICES)+                         1,615,872
        28,400     PERDIGAO SA (FOOD & KINDRED PRODUCTS)                                                       753,443
        11,500     PETROLEO BRASILEIRO SA ADR (OIL COMPANIES)                                                  527,850
        91,600     PETROLEO BRASILEIRO SA ADR CLASS A (OIL COMPANIES)                                        3,600,796
        64,200     TRACTEBEL ENERGIA SA (ELECTRIC, GAS & SANITARY SERVICES)                                    761,007
                                                                                                            14,524,889
                                                                                                         -------------

CHILE: 1.21%
    15,817,800     BANCO SANTANDER CHILE SA (DEPOSITORY INSTITUTIONS)                                          874,691
        82,000     CIA CERVECERIAS UNIDAS SA (FOOD & KINDRED PRODUCTS)                                         559,345
        91,800     SACI FALABELLA (GENERAL MERCHANDISE STORES)                                                 405,456
                                                                                                             1,839,492
                                                                                                         -------------

CHINA: 3.96%
     2,520,000     CHINA PETROLEUM & CHEMICAL CORPORATION (SINOPEC) (OIL COMPANIES)                          2,142,799
     1,952,000     INDUSTRIAL & COMMERCIAL BANK OF CHINA LIMITED CLASS H (DEPOSITORY INSTITUTIONS)           1,470,917
       895,000     KWG PROPERTY HOLDING LIMITED (REAL ESTATE)                                                  578,570
     1,172,000     PEAK SPORT PRODUCTS COMPANY LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)+               536,848
        31,100     SHANDA GAMES LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)+                              363,870
        28,000     SINOPHARM MEDICINE HOLDING COMPANY LIMITED (MEDICAL - WHOLESALE DRUG DISTRIBUTION)+          70,957
        26,650     TRINA SOLAR LIMITED ADR (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                   EXCEPT COMPUTER EQUIPMENT)+<<                                                               857,331
                                                                                                             6,021,292
                                                                                                         -------------

COLOMBIA: 0.54%
        19,000     BANCOLOMBIA SA ADR (DEPOSITORY INSTITUTIONS)                                                815,670
                                                                                                         -------------

CZECH REPUBLIC: 0.63%
         4,800     KOMERCNI BANKA (FINANCIAL SERVICES)                                                         957,228
                                                                                                         -------------

EGYPT: 1.88%
       120,978     COMMERCIAL INTERNATIONAL BANK (DEPOSITORY INSTITUTIONS)                                   1,261,672
        37,300     ORASCOM CONSTRUCTION INDUSTRIES (CONSTRUCTION SPECIAL TRADE CONTRACTORS)                  1,596,199
                                                                                                             2,857,871
                                                                                                         -------------

Portfolio of Investments--    Wells Fargo Advantage International Stock Funds 37
September 30, 2009

EMERGING MARKETS EQUITY FUND

        SHARES     SECURITY NAME                                                                             VALUE
--------------     ------------------------------------------------------------------------------------  -------------
HONG KONG: 6.98%
     5,621,000     BANK OF CHINA LIMITED (DEPOSITORY INSTITUTIONS)                                       $   2,959,165
       141,600     BEIJING ENTERPRISES HOLDINGS LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                   750,018
       272,500     CHINA MOBILE (HONG KONG) LIMITED (COMMUNICATIONS)                                         2,658,176
       927,000     CNOOC LIMITED (PETROLEUM REFINING & RELATED INDUSTRIES)                                   1,246,358
     1,340,000     NEW WORLD CHINA LAND LIMITED (REAL ESTATE)                                                  634,551
       403,000     SHANGHAI INDUSTRIAL HOLDINGS LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                 1,817,388
     1,022,000     TIANJIN DEVELOPMENT HOLDINGS LIMITED (BUSINESS SERVICES)                                    539,349

                                                                                                            10,605,005
                                                                                                         -------------

INDIA: 4.57%
        52,100     ABB LIMITED INDIA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)           849,597
        65,400     APOLLO HOSPITALS ENTERPRISE LIMITED (HEALTH SERVICES)                                       744,001
       110,200     BHARTI AIRTEL LIMITED (COMMUNICATIONS)                                                      959,282
        87,279     DLF LIMITED (REAL ESTATE)                                                                   794,683
       110,136     EDELWEISS CAPITAL LIMITED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES
                     & SERVICES)                                                                             1,105,252
        36,600     MARUTI SUZUKI INDIA LIMITED (TRANSPORTATION EQUIPMENT)                                    1,294,486
        29,600     OIL & NATURAL GAS CORPORATION LIMITED (OIL & GAS EXTRACTION)                                721,156
        10,400     RELIANCE INDUSTRIES LIMITED (CHEMICALS & ALLIED PRODUCTS)                                   475,983

                                                                                                             6,944,440
                                                                                                         -------------

ISRAEL: 1.42%
        62,100     ISRAEL CHEMICALS LIMITED (CHEMICALS & ALLIED PRODUCTS)                                      710,609
        28,500     TEVA PHARMACEUTICAL INDUSTRIES LIMITED ADR (BIOPHARMACEUTICALS)                           1,440,960

                                                                                                             2,151,569
                                                                                                         -------------

MALAYSIA: 1.78%
        39,400     BRITISH AMERICAN TOBACCO MALAYSIA BERHAD (TOBACCO PRODUCTS)                                 501,351
       535,900     GENTING BERHAD (HOLDING & OTHER INVESTMENT OFFICES)                                       1,062,200
       484,700     TENAGA NASIONAL BERHAD (ELECTRIC, GAS & SANITARY SERVICES)                                1,146,979

                                                                                                             2,710,530
                                                                                                         -------------

MEXICO: 3.80%
     1,131,300     ALSEA SAB DE CV (EATING & DRINKING PLACES)                                                  730,060
       832,600     AMERICA MOVIL SA DE CV (COMMUNICATIONS)                                                   1,822,874
       318,900     EMPRESAS ICA SOCIEDAD CONTROLADORA SA DE CV (BUILDING CONSTRUCTION-GENERAL
                     CONTRACTORS & OPERATIVE BUILDERS)+                                                        751,354
       116,900     GRUPO FINANCIERO BANORTE SA DE CV (SECURITY & COMMODITY BROKERS, DEALERS,
                     EXCHANGES & SERVICES)                                                                     391,139
        61,200     GRUPO TELEVISA SA ADR (COMMUNICATIONS)                                                    1,137,708
       258,900     PROMOTORA AMBIENTAL SAB DE CV (PETROLEUM REFINING & RELATED INDUSTRIES)+                    249,942
       200,500     WALMART DE MEXICO SA DE CV (GENERAL MERCHANDISE STORES)                                     695,221

                                                                                                             5,778,298
                                                                                                         -------------

MONGOLIA: 0.76%
     1,019,000     REAL GOLD MINING LIMITED (METAL MINING)+                                                  1,160,995
                                                                                                         -------------

NORWAY: 0.29%
        90,500     COPEINCA ASA (FISHING, HUNTING & TRAPPING)+                                                 444,972
                                                                                                         -------------

PERU: 0.63%
        27,100     COMPANIA DE MINAS BUENAVENTURA SA ADR (PRIMARY METAL INDUSTRIES)<<                          954,191
                                                                                                         -------------

PHILIPPINES: 4.14%
    16,647,000     ALLIANCE GLOBAL GROUP INCORPORATED (MISCELLANEOUS MANUFACTURING INDUSTRIES)+              1,686,484
     5,508,000     MANILA WATER COMPANY (FOOD & KINDRED PRODUCTS)                                            1,801,900

38 Wells Fargo Advantage International Stock Funds   Portfolio of Investments--
                                                     September 30, 2009

EMERGING MARKETS EQUITY FUND

        SHARES     SECURITY NAME                                                                             VALUE
--------------     ------------------------------------------------------------------------------------  -------------
PHILIPPINES (continued)
    16,787,000     METRO PACIFIC INVESTMENTS CORPORATION (WATER, SEWER SYSTEM)+                          $   1,169,209
    16,382,000     PNOC ENERGY DEVELOPMENT CORPORATION (ELECTRIC, GAS & SANITARY SERVICES)                   1,625,061

                                                                                                             6,282,654
                                                                                                         -------------

POLAND: 1.20%
       156,037     PKO BANK POLSKI SA (DEPOSITORY INSTITUTIONS)                                              1,823,993
                                                                                                         -------------

QATAR: 0.31%
        15,100     INDUSTRIES QATAR (CHEMICALS & ALLIED PRODUCTS)                                              472,730
                                                                                                         -------------

RUSSIA: 7.62%
       149,000     COMSTAR UNITED TELESYSTEMS OJSC (COMMUNICATIONS)                                            782,250
       103,400     GAZPROM ADR (OIL & GAS EXTRACTION)                                                        2,444,376
        32,000     GAZPROM OAO (OIL & GAS EXTRACTION)                                                          744,000
        67,950     JSC MMC NORILSK NICKEL ADR (PRIMARY METAL INDUSTRIES)                                       849,375
        27,900     LUKOIL ADR (OIL & GAS EXTRACTION)                                                         1,530,315
        26,900     MOBILE TELESYSTEMS ADR (COMMUNICATIONS)                                                   1,298,463
       233,500     ROSNEFT OIL COMPANY (PETROLEUM REFINING & RELATED INDUSTRIES)                             1,755,920
     1,089,300     SBERBANK OF RUSSIA (DEPOSITORY INSTITUTIONS)                                              2,167,707

                                                                                                            11,572,406
                                                                                                         -------------

SAUDI ARABIA: 0.70%
        45,300     IMPALA PLATINUM HOLDINGS LIMITED (METAL MINING)                                           1,055,312
                                                                                                         -------------

SINGAPORE: 0.46%
       300,000     SINGAPORE TELECOMMUNICATIONS LIMITED (COMMUNICATIONS)                                       692,152
                                                                                                         -------------

SLOVAKIA: 0.53%
         4,200     ORION CORPORATION (FOOD & KINDRED PRODUCTS)                                                 802,037
                                                                                                         -------------

SOUTH AFRICA: 4.66%
       255,028     AVENG LIMITED (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES)           1,468,312
        89,200     MTN GROUP LIMITED (COMMUNICATIONS)                                                        1,450,450
        60,409     NASPERS LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                2,064,055
       162,201     STANDARD BANK GROUP LIMITED (DEPOSITORY INSTITUTIONS)                                     2,097,687

                                                                                                             7,080,504
                                                                                                         -------------

SOUTH KOREA: 12.71%
         8,330     DONGWON INDUSTRIES COMPANY LIMITED (TRANSPORTATION BY AIR)                                  798,888
         6,548     HITE BREWERY COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                      933,642
        10,000     HYUNDAI DEPARTMENT STORE COMPANY LIMITED (GENERAL MERCHANDISE STORES)                       933,588
        11,278     HYUNDAI MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                  1,067,258
        22,631     KB FINANCIAL GROUP INCORPORATED (UTILITY - ELECTRIC)+                                     1,162,060
        14,800     KIWOOM SECURITIES COMPANY LIMITED (DEPOSITORY INSTITUTIONS)                                 563,361
        24,840     KOREA ELECTRIC POWER CORPORATION (ELECTRIC, GAS & SANITARY SERVICES)                        754,740
        20,230     KOREAN AIR LINES COMPANY LIMITED (TRANSPORTATION BY AIR)                                    824,137
        12,900     KT&G CORPORATION (WHOLESALE TRADE NON-DURABLE GOODS)                                        781,719
         5,100     LG CHEM LIMITED (WHOLESALE TRADE NON-DURABLE GOODS)                                         947,931
       179,650     LG TELECOM LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                   EXCEPT COMPUTER EQUIPMENT)                                                                1,297,536
         7,119     NONG SHIM COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                       1,537,692
         1,900     POSCO (PRIMARY METAL INDUSTRIES)                                                            785,317
        16,400     S1 CORPORATION INCORPORATED (KOREA) (BUSINESS SERVICES)                                     721,001
         3,450     SAMSUNG ELECTRONICS COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                   COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                    2,386,378
        37,679     SHINHAN FINANCIAL GROUP COMPANY LIMITED (FINANCIAL SERVICES)                              1,502,984

Portfolio of Investments--   Wells Fargo Advantage International Stock Funds 39
September 30, 2009

EMERGING MARKETS EQUITY FUND

        SHARES     SECURITY NAME                                                                             VALUE
--------------     ------------------------------------------------------------------------------------  -------------
SOUTH KOREA (continued)
         1,630     SHINSEGAE COMPANY LIMITED (GENERAL MERCHANDISE STORES)                                $     823,128
         9,600     SK TELECOM COMPANY LIMITED (COMMUNICATIONS)                                               1,486,951

                                                                                                            19,308,311
                                                                                                         -------------

SWITZERLAND: 0.80%
       766,000     HUANENG POWER INTERNATIONAL INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                507,039
     1,428,000     SHENZHEN EXPRESSWAY COMPANY LIMITED (HEAVY CONSTRUCTION OTHER THAN
                   BUILDING CONSTRUCTION CONTRACTS)                                                            700,176

                                                                                                             1,207,215
                                                                                                         -------------

TAIWAN: 10.12%
       592,980     ACER INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                   EXCEPT COMPUTER EQUIPMENT)                                                                1,512,516
       405,000     CATHAY FINANCIAL HOLDING COMPANY LIMITED (INSURANCE AGENTS, BROKERS & SERVICE)              672,732
       730,133     COMPAL ELECTRONICS INCORPORATED (APPAREL & ACCESSORY STORES)                                850,549
       747,400     CTCI CORPORATION (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES)          727,685
     1,673,841     EVA AIRWAYS CORPORATION (TRANSPORTATION BY AIR)+                                            658,644
       877,560     FAR EASTERN DEPARTMENT STORES COMPANY LIMITED (GENERAL MERCHANDISE STORES)                  870,790
     2,456,740     FUHWA FINANCIAL HOLDINGS COMPANY LIMITED (SECURITY & COMMODITY BROKERS,
                   DEALERS, EXCHANGES & SERVICES)                                                            1,818,788
       202,400     HON HAI PRECISION INDUSTRY COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY &
                   COMPUTER EQUIPMENT)                                                                         812,169
     1,500,000     POLARIS SECURITIES COMPANY LIMITED (SECURITY & COMMODITY BROKERS, DEALERS,
                   EXCHANGES & SERVICES)+                                                                      884,192
     1,732,481     POU CHEN CORPORATION (APPAREL & OTHER FINISHED PRODUCTS MADE
                   FROM FABRICS & SIMILAR MATERIALS)                                                         1,120,928
       860,310     SYNNEX TECHNOLOGY INTERNATIONAL CORPORATION
                   (MOTOR FREIGHT TRANSPORTATION & WAREHOUSING)                                              1,833,123
     1,016,130     TAIWAN SEMICONDUCTOR MANUFACTURING COMPANY LIMITED (SEMICONDUCTORS)                       2,038,708
     1,800,000     TECO ELECTRIC & MACHINERY COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL
                   EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                          783,875
       662,940     UNI-PRESIDENT ENTERPRISES CORPORATION (WHOLESALE TRADE NON-DURABLE GOODS)                   781,555

                                                                                                            15,366,254
                                                                                                         -------------

THAILAND: 2.82%
       240,000     BANGKOK BANK PCL (FOREIGN REGISTERED) (FINANCIAL SERVICES)                                  883,568
     1,148,000     BUMRUNGRAD HOSPITAL PCL (HEALTH SERVICES)                                                 1,013,649
       187,900     KASIKORNBANK PCL (FOREIGN REGISTERED) (DEPOSITORY INSTITUTIONS)                             494,918
     3,530,000     MINOR INTERNATIONAL PCL (FOREIGN REGISTERED) (HOTELS, ROOMING HOUSES,
                   CAMPS & OTHER LODGE PLACES)                                                               1,310,147
       132,800     PTT EXPLORATION & PRODUCTION COMPANY LIMITED (OIL & GAS EXTRACTION)                         574,367

                                                                                                             4,276,649
                                                                                                         -------------

TURKEY: 0.93%
       372,500     TURKIYE GARANTI BANKASI AS (DEPOSITORY INSTITUTIONS)                                      1,405,660
                                                                                                         -------------

UNITED ARAB EMIRATES: 1.67%
       772,500     ABU DHABI COMMERCIAL BANK (DEPOSITORY INSTITUTIONS)                                         519,480
       879,300     ARABTEC HOLDING (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)            804,358
       887,800     DP WORLD LIMITED (MARINE TRANSPORTATION)                                                    497,168
       591,200     EMIRATES NBD PJSC (BANKING)                                                                 708,207

                                                                                                             2,529,213
                                                                                                         -------------

40 Wells Fargo Advantage International Stock Funds    Portfolio of Investments--
                                                      September 30, 2009

EMERGING MARKETS EQUITY FUND

        SHARES     SECURITY NAME                                                                             VALUE
--------------     ------------------------------------------------------------------------------------  -------------
USA: 1.22%
        64,500     CTC MEDIA INCORPORATED (COMMUNICATIONS)+                                              $   1,013,940
        61,700     MAGNIT (CONSUMER GOODS - DURABLES)                                                          845,290

                                                                                                             1,859,230
                                                                                                         -------------

TOTAL COMMON STOCKS (COST $132,418,753)                                                                    136,155,438
                                                                                                         -------------

  PRINCIPAL                                                                INTEREST RATE  MATURITY DATE
--------------                                                             -------------  -------------
FOREIGN CORPORATE BONDS: 0.12%
$      303,000     LUPATECH CONVERTIBLE BOND SERIES 1++(a)                      6.50%        04/15/2018        175,042
                                                                                                         -------------

TOTAL FOREIGN CORPORATE BONDS (COST $ 161,015)                                                                 175,042
                                                                                                         -------------
EQUITY LINKED NOTES: 0.77%
     1,440,000     CHINA CONSTRUCTION BANK CORPORATION CLASS A EQUITY
                   LINKED NOTE (DEPOSITORY INSTITUTIONS)+                                    09/20/2010      1,177,092
                                                                                                         -------------

TOTAL EQUITY LINKED NOTES (COST $1,048,902)                                                                  1,177,092
                                                                                                         -------------

        SHARES                                                                YIELD
--------------                                                             -------------
PREFERRED STOCKS: 3.09%

        89,320     BANCO ITAU HOLDING FINANCEIRA SA PREFERRED
                   (DEPOSITORY INSTITUTIONS)                                    0.39%(t)                     1,804,954
       140,000     COMPANHIA VALE DO RIO DOCE PREFERRED (METAL MINING)          2.53(t)                      2,893,881

TOTAL PREFERRED STOCKS (COST $ 5,673,053)                                                                    4,698,835
                                                                                                         -------------
COLLATERAL FOR SECURITIES LENDING: 0.73%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.15%
        55,069     AIM STIT-LIQUID ASSETS PORTFOLIO                             0.28(s)                         55,069
        55,069     BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO                 0.21(s)                         55,069
        55,069     DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL                   0.23(s)                         55,069
        55,069     DWS MONEY MARKET SERIES INSTITUTIONAL                        0.27(s)                         55,069
                                                                                                               220,276
                                                                                                         -------------

     PRINCIPAL                                                             INTEREST RATE
--------------                                                             -------------
COLLATERAL INVESTED IN OTHER ASSETS: 0.58%
$       26,828     ABN AMRO NORTH AMERICA FINANCE INCORPORATED                  0.23         10/23/2009         26,824
        26,828     ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++              0.48         10/07/2009         26,826
        17,650     ANTALIS US FUNDING CORPORATION++(p)                          0.22         10/09/2009         17,649
        21,180     BANK OF IRELAND                                              0.53         10/01/2009         21,180
         1,412     BELMONT FUNDING LLC++(p)                                     0.45         10/02/2009          1,412
         1,412     BELMONT FUNDING LLC++(p)                                     0.45         10/07/2009          1,412
        17,650     BNP PARIBAS (PARIS)                                          0.17         10/01/2009         17,650
         2,824     CALCASIEU PARISH LA+/-ss                                     0.47         12/01/2027          2,824
         3,883     CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT
                   AUTHORITY+/-SS                                               0.30         06/01/2028          3,883
        21,180     CANCARA ASSET SECURITIZATION LIMITED++(p)                    0.27         10/09/2009         21,179
        41,662     CHEYNE FINANCE LLC++ +/-####(a)(i)                           0.00         02/25/2008            687
        32,075     CHEYNE FINANCE LLC++ +/-####(a)(i)                           0.00         05/19/2008            529
         5,648     CITIBANK CREDIT CARD ISSUANCE TRUST++                        0.21         10/08/2009          5,648
         1,869     COLORADO HOUSING & FINANCE AUTHORITY+/-ss                    0.40         10/01/2038          1,869
        21,177     CONCORD MINUTEMAN CAPITAL COMPANY++(p)                       0.40         10/13/2009         21,177
         5,648     COOK COUNTY IL+/-ss                                          0.70         11/01/2030          5,648
         7,060     CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                   COLLATERALIZED BY MORTGAGE BACKED SECURITIES
                   (MATURITY VALUE $ 7,060)                                     0.08         10/01/2009          7,060
        21,180     CROWN POINT CAPITAL COMPANY LLC++(p)                         0.45         10/09/2009         21,178

Portfolio of Investments--   Wells Fargo Advantage International Stock Funds 41
September 30, 2009

EMERGING MARKETS EQUITY FUND

     PRINCIPAL     SECURITY NAME                                           INTEREST RATE  MATURITY DATE      VALUE
--------------     ------------------------------------------------------  -------------  -------------  -------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$       17,650     DANSKE BANK A/S COPENHAGEN                                   0.17%        10/01/2009  $      17,650
        12,708     DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                 0.50         12/15/2037         12,708
         9,884     DEXIA DELAWARE LLC                                           0.27         10/07/2009          9,884
         3,530     ELYSIAN FUNDING LLC++(p)                                     0.45         10/01/2009          3,530
         1,059     ELYSIAN FUNDING LLC++(p)                                     0.45         10/07/2009          1,059
        24,710     ERASMUS CAPITAL CORPORATION++(p)                             0.24         10/13/2009         24,708
        24,710     FORTIS FUNDING LLC++                                         0.25         10/22/2009         24,707
        18,871     GOTHAM FUNDING CORPORATION++(p)                              0.23         10/13/2009         18,869
         7,060     GREENWICH CAPITAL MARKETS INCORPORATED REPURCHASE
                   AGREEMENT - 102% COLLATERALIZED BY MORTGAGE BACKED
                   (MATURITY VALUE $7,060)                                      0.07         10/01/2009          7,060
       146,450     GRYPHON FUNDING LIMITED(a)(i)                                0.00         08/05/2010         49,647
         1,165     HENRICO COUNTY VA ECONOMIC DEVELOPMENT
                   AUTHORITY+/-ss                                               0.36         11/01/2042          1,165
        10,590     HOUSTON TX UTILITY SYSTEM+/-ss                               0.50         05/15/2034         10,590
         3,530     ILLINOIS EDUCATIONAL FACILITIES AUTHORITY
                   REVENUES+/-ss                                                0.35         07/01/2029          3,530
         1,412     INDIANA MUNICIPAL POWER AGENCY+/-ss                          0.36         01/01/2018          1,412
        27,534     INTESA SANPAOLO SPA                                          0.22         10/14/2009         27,534
         2,824     IRISH LIFE & PERMANENT PLC++                                 0.53         10/07/2009          2,824
        18,243     JPMORGAN CHASE REPURCHASE AGREEMENT - 102%
                   COLLATERALIZED BY MORTGAGE BACKED SECURITIES
                   (MATURITY VALUE $18,243)                                     0.06         10/01/2009         18,243
         2,118     KANSAS CITY MO SPECIAL OBLIGATION+/-ss                       0.36         04/15/2025          2,118
         6,079     LLOYDS TSB BANK PLC                                          0.21         10/30/2009          6,078
        10,262     MANHATTAN ASSET FUNDING COMPANY++(p)                         0.15         10/01/2009         10,262
        23,475     MASSACHUSETTS HEFA+/-ss                                      0.32         10/01/2034         23,475
        24,710     MATCHPOINT MASTER TRUST++(p)                                 0.22         10/16/2009         24,708
         3,036     MISSISSIPPI STATE GO+/-ss                                    0.40         11/01/2028          3,036
        22,592     MONT BLANC CAPITAL CORPORATION++(p)                          0.24         10/14/2009         22,590
         2,683     MONTGOMERY COUNTY TN PUBLIC BUILDING+/-ss                    0.35         02/01/2036          2,683
        10,590     NATEXIS BANQUES POPULAIRES                                   0.20         10/01/2009         10,590
         1,412     NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                     0.70         01/01/2018          1,412
        17,650     NIEUW AMSTERDAM RECEIVABLES CORPORATION++(p)                 0.23         10/01/2009         17,650
         4,490     NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                     0.36         01/01/2034          4,490
        24,710     ROMULUS FUNDING CORPORATION++(p)                             0.55         10/16/2009         24,705
        21,180     ROYAL BANK OF SCOTLAND CT                                    0.23         10/14/2009         21,180
        24,710     SALISBURY RECEIVABLES COMPANY++(p)                           0.22         10/21/2009         24,707
        21,180     SCALDIS CAPITAL LIMITED++(p)                                 0.27         10/16/2009         21,178
        24,710     SOLITAIRE FUNDING LLC++(p)                                   0.26         10/13/2009         24,708
        16,238     SURREY FUNDING CORPORATION++(p)                              0.23         10/20/2009         16,236
        21,180     TASMAN FUNDING INCORPORATED++(p)                             0.25         10/15/2009         21,178
        24,710     THAMES ASSET GLOBAL SECURITIZATION #1
                   INCORPORATED++(p)                                            0.22         10/19/2009         24,708
         6,354     TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss            0.35         07/01/2032          6,354
        21,886     UNICREDITO ITALIANO (NEW YORK)                               0.25         10/13/2009         21,886
         2,118     VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss            0.38         12/15/2040          2,118
        52,319     VICTORIA FINANCE LLC++ +/-#### (a)(i)                        0.17         07/28/2008         24,067
        30,381     VICTORIA FINANCE LLC++ +/-#### (a)(i)                        0.20         08/07/2008         13,975
        37,124     VICTORIA FINANCE LLC++ +/-#### (a)(i)                        0.29         04/30/2008         17,077
        60,249     VICTORIA FINANCE LLC++ +/-#### (a)(i)                        0.30         02/15/2008         27,714
        21,180     VICTORY RECEIVABLES CORPORATION++(p)                         0.22         10/07/2009         21,179
                                                                                                               881,817
                                                                                                         -------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $1,287,530)                                                    1,102,093
                                                                                                         -------------

42 Wells Fargo Advantage International Stock Funds   Portfolio of Investments--
                                                     September 30, 2009


EMERGING MARKETS EQUITY FUND

        SHARES     SECURITY NAME                                               YIELD                         VALUE
--------------     ------------------------------------------------------  -------------                 -------------
SHORT-TERM INVESTMENTS: 4.15%                                                   0.22%(s)
     6,303,051     WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                          $   6,303,051
                                                                                                         -------------

TOTAL SHORT-TERM INVESTMENTS (COST $6,303,051)                                                               6,303,051
                                                                                                         -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $146,892,304)*                                            98.51%                                   $ 149,611,551

OTHER ASSETS AND LIABILITIES, NET                                1.49                                        2,260,752
                                                               ------                                    -------------
TOTAL NET ASSETS                                               100.00%                                   $ 151,872,303
                                                               ------                                    -------------

----------
+    Non-income earning securities.

<<   All or a portion of this security is on loan.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

+/-  Variable rate investments.

#### This security is currently in default with regards to scheduled interest and/or principal payments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security.

ss These securities are subject to a demand feature which reduces the effective maturity.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Wells Fargo Advantage Money Market Fund does not pay an investment advisory fee.

(p)  Asset-backed commercial paper.

(t)  Rate shown is the annual yield at period end.

(s)  Rate shown is the 1-day annualized yield at period end.

+++  Short-term security of an affiliate of the Fund with a cost of $6,303,051.

* Cost for federal income tax purposes is $147,201,192 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation                                $ 21,267,442
Gross unrealized depreciation                                 (18,857,083)
                                                             ------------
Net unrealized appreciation                                  $  2,410,359

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments--    Wells Fargo Advantage International Stock Funds 43
September

INTERNATIONAL CORE FUND

        SHARES    SECURITY NAME                                                                  VALUE
--------------    ----------------------------------------------------------------------       ----------
COMMON STOCKS: 96.66%

AUSTRALIA: 1.87%
      3,073       AMP LIMITED (INSURANCE CARRIERS)                                             $    17,676
        310       ASX LIMITED (BUSINESS SERVICES)                                                    9,627
        554       NEWCREST MINING LIMITED (METAL MINING)                                            15,591
          1       RIO TINTO LIMITED (METAL MINING)                                                      38
      1,704       SUNCORP-METWAY LIMITED (DEPOSITORY INSTITUTIONS)                                  13,349
        388       WOODSIDE PETROLEUM LIMITED (OIL & GAS EXTRACTION)                                 17,844

                                                                                                    74,125
                                                                                                ----------

AUSTRIA: 0.22%
        302       RHI AG (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                    8,635
                                                                                                ----------

BELGIUM: 0.86%
      1,510       AGFA-GEVAERT NV (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
                  PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                   8,308
        337       INBEV NA (FOOD & KINDRED PRODUCTS)                                                15,389
        204       KBC BANK VERZEKERINGS HOLDINGS (DEPOSITORY INSTITUTIONS)                          10,247

                                                                                                    33,944
                                                                                                ----------

BERMUDA: 0.41%
        145       PARTNERRE LIMITED (INSURANCE CARRIERS)                                            11,156
         90       RENAISSANCERE HOLDINGS LIMITED (INSURANCE CARRIERS)                                4,928

                                                                                                    16,084
                                                                                                ----------

BRAZIL: 0.67%
      1,000       USINAS SIDERURGICAS DE MINAS GERAIS SA (PRIMARY METAL INDUSTRIES)                 26,451
                                                                                                ----------

CANADA: 4.10%
        201       AGNICO-EAGLE MINES LIMITED (METAL MINING)                                         13,638
      1,146       BROOKFIELD ASSET MANAGEMENT INCORPORATED (HOLDING & OTHER INVESTMENT OFFICES)     26,026
        840       CANADIAN NATURAL RESOURCES LIMITED (OIL & GAS EXTRACTION)                         56,724
        609       ENCANA CORPORATION (OIL & GAS EXTRACTION)                                         35,266
        284       GOLDCORP INCORPORATED (METAL MINING)                                              11,401
        289       RESEARCH IN MOTION LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
                  EQUIPMENT)                                                                        19,522
                                                                                                   162,577
                                                                                                ----------

CHINA: 2.04%
      1,422       SINA CORPORATION (BUSINESS SERVICES)                                              53,979
      1,389       VANCEINFO TECHNOLOGIES INCORPORATED (BUSINESS SERVICES)                           27,002

                                                                                                    80,981
                                                                                                ----------

DENMARK: 0.36%
        195       CARLSBERG A/S (FOOD & KINDRED PRODUCTS)                                           14,126
                                                                                                ----------

FINLAND: 0.34%
        915       NOKIA OYJ (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                  EXCEPT COMPUTER EQUIPMENT)                                                        13,457
                                                                                                ----------

FRANCE: 9.42%
        358       ALSTOM (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                   26,126
      1,630       AXA SA (INSURANCE CARRIERS)                                                       44,128
        411       BNP PARIBAS SA (DEPOSITORY INSTITUTIONS)                                          32,839
        717       COMPAGNIE DE SAINT-GOBAIN (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                37,195
        271       COMPAGNIE GENERALE DES ETABLISSEMENTS MICHELIN (RUBBER & MISCELLANEOUS
                  PLASTICS PRODUCTS)                                                                21,260
        735       FRANCE TELECOM SA (COMMUNICATIONS)                                                19,581

44 Wells Fargo Advantage International Stock Funds  Portfolio of Investments--
                                                    September 30, 2009


INTERNATIONAL CORE FUND

        SHARES    SECURITY NAME                                                                  VALUE
--------------    ----------------------------------------------------------------------       ----------
FRANCE (continued)
        313       LVMH MOET HENNESSY LOUIS VUITTON SA (DIVERSIFIED OPERATIONS)                  $   31,480
      2,002       NATIXIS (DEPOSITORY INSTITUTIONS)                                                 12,070
        120       NEOPOST SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)               10,770
        246       PPR SA (APPAREL & ACCESSORY STORES)                                               31,531
        379       PUBLICIS GROUPE (COMMUNICATIONS)                                                  15,202
        463       SCOR REGROUPE (INSURANCE CARRIERS)                                                12,656
        358       SOCIETE GENERALE (DEPOSITORY INSTITUTIONS)                                        28,814
        389       TECHNIP SA (OIL & GAS EXTRACTION)                                                 24,848
        169       TOTAL SA (OIL & GAS EXTRACTION)                                                   10,042
        481       VIVENDI SA (COMMUNICATIONS)                                                       14,883

                                                                                                   373,425
                                                                                                ----------

GERMANY: 15.15%
      1,151       ADIDAS-SALOMON AG (APPAREL & ACCESSORY STORES)                                    60,922
        230       AIXTRON AG (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                  EXCEPT COMPUTER EQUIPMENT)                                                         6,267
        239       ALLIANZ SE (INSURANCE CARRIERS)                                                   29,858
        610       BASF AG (CHEMICALS & ALLIED PRODUCTS)                                             32,323
        322       BAYER AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
                  MEDICAL & OPTICAL)                                                                22,311
      2,858       COMMERZBANK AG (DEPOSITORY INSTITUTIONS)                                          36,239
      1,293       DAIMLER AG (TRANSPORTATION EQUIPMENT)                                             65,098
        475       DEUTSCHE BANK AG (DEPOSITORY INSTITUTIONS)                                        36,454
      1,243       DEUTSCHE BOERSE AG (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES &
                  SERVICES)                                                                        101,589
        778       DEUTSCHE POST AG (TRANSPORTATION SERVICES)                                        14,573
        711       FRESENIUS AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
                  PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                  41,607
        190       HOCHTIEF AG (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)      14,475
      4,425       INFINEON TECHNOLOGIES AG (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                  COMPONENTS, EXCEPT COMPUTER EQUIPMENT)+                                           24,963
        332       KLOECKNER & COMPANY (TRANSPORTATION BY AIR)                                        7,611
        198       LANXESS (CHEMICALS)                                                                6,823
        148       METRO AG (FOOD STORES)                                                             8,371
        267       MUENCHENER RUECKVERSICHERUNGS GESELLSCHAFT AG (INSURANCE CARRIERS)                42,600
        148       SALZGITTER AG (STEEL PRODUCERS, PRODUCTS)                                         14,186
        186       SAP AG (BUSINESS SERVICES)                                                         9,058
        274       SIEMENS AG (WHOLESALE TRADE NON-DURABLE GOODS)                                    25,373

                                                                                                   600,701
                                                                                                ----------

GREECE: 1.24%
      2,755       HELLENIC EXCHANGES SA HOLDING (SECURITY & COMMODITY BROKERS, DEALERS,
                  EXCHANGES & SERVICES)                                                             34,994
        395       NATIONAL BANK OF GREECE SA (DEPOSITORY INSTITUTIONS)                              14,162

                                                                                                    49,156
                                                                                                ----------

HONG KONG: 1.15%
      2,457       CHINA MOBILE (HONG KONG) LIMITED (COMMUNICATIONS)                                 23,967
        600       HONG KONG EXCHANGES & CLEARING LIMITED (BUSINESS SERVICES)                        10,877
      1,500       HUTCHINSON WHAMPOA LIMITED (DIVERSIFIED OPERATIONS)                               10,829

                                                                                                    45,673
                                                                                                ----------

IRELAND: 0.77%
      1,563       ALLIED IRISH BANKS PLC (DEPOSITORY INSTITUTIONS)                                   7,474
      1,454       BANK OF IRELAND PLC (DEPOSITORY INSTITUTIONS)                                      7,277
      1,884       EXPERIAN GROUP LIMITED (BUSINESS SERVICES)                                        15,853

                                                                                                    30,604
                                                                                                ----------

Portfolio of Investments--   Wells Fargo Advantage International Stock Funds 45
September 30, 2009

INTERNATIONAL CORE FUND

        SHARES    SECURITY NAME                                                                    VALUE
--------------    ----------------------------------------------------------------------        ----------
ISRAEL: 0.42%
        330       TEVA PHARMACEUTICAL INDUSTRIES LIMITED ADR (BIOPHARMACEUTICALS)               $   16,685
                                                                                                ----------

JAPAN: 16.58%
        400       ADVANTEST CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                  EXCEPT COMPUTER EQUIPMENT)                                                        11,096
      3,000       ASAHI GLASS COMPANY LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY &
                  MOBILE HOME DEALERS)                                                              24,230
        400       CANON INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                  EXCEPT COMPUTER EQUIPMENT)                                                        16,176
        700       ELPIDA MEMORY INCORPORATED (INDUSTRIAL & COMMERCIAL MACHINERY &
                  COMPUTER EQUIPMENT)+                                                               9,178
     32,000       ISUZU MOTORS LIMITED (TRANSPORTATION EQUIPMENT)                                   67,732
      6,000       KAWASAKI HEAVY INDUSTRIES LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)        15,240
      2,000       KOMATSU LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)          37,476
        900       MAKITA CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                  COMPONENTS, EXCEPT COMPUTER EQUIPMENT)<<                                          28,575
        400       MILLEA HOLDINGS INCORPORATED (INSURANCE CARRIERS)                                 11,586
      3,300       MITSUBISHI UFJ FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)             17,720
      6,400       MIZUHO FINANCIAL GROUP INCORPORATED (BANKING)                                     12,691
      3,000       NIPPON ELECTRIC GLASS COMPANY LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)
      5,400       NOMURA HOLDINGS INCORPORATED (SECURITY & COMMODITY BROKERS, DEALERS,              27,371
                  EXCHANGES & SERVICES)                                                             33,267
        240       ORIX CORPORATION (MISCELLANEOUS RETAIL)                                           14,652
         26       RAKUTEN INCORPORATED (COMMUNICATIONS)                                             17,321
      3,000       SOMPO JAPAN INSURANCE INCORPORATED (INSURANCE CARRIERS)                           20,186
          5       SONY FINANCIAL HOLDINGS INCORPORATED (INSURANCE - LIFE)                           14,365
     12,000       SUMITOMO HEAVY INDUSTRIES LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY &
                  COMPUTER EQUIPMENT)                                                               58,553
        450       T&D HOLDINGS INCORPORATED (INSURANCE CARRIERS)                                    12,182
        300       TDK CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)          17,345
        300       TOKYO ELECTRON LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                  EXCEPT COMPUTER EQUIPMENT)                                                        19,150
     11,000       TOSHIBA CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)      57,717
      5,000       TOSHIBA MACHINE COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY &
                  COMPUTER EQUIPMENT)                                                               18,437
      1,100       TOYOTA MOTOR CORPORATION (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)         43,748
        300       UNI-CHARM CORPORATION (APPAREL & ACCESSORY STORES)                                28,474
         68       YAHOO JAPAN CORPORATION (BUSINESS SERVICES)                                       23,105

                                                                                                   657,573
                                                                                                ----------

LUXEMBOURG: 0.86%
        915       ARCELORMITTAL (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
                  PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                  34,211
                                                                                                ----------

NETHERLANDS: 5.92%
        401       ASML HOLDING NV (SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED)                 11,795
        529       BRUNEL INTERNATIONAL (BUSINESS SERVICES)                                          18,076
        293       HEINEKEN NV (EATING & DRINKING PLACES)                                            13,508
      2,166       ING GROEP NV (FINANCIAL SERVICES)                                                 38,670
      1,809       RANDSTAD HOLDINGS NV (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                   78,133
        950       UNILEVER NV (FOOD & KINDRED PRODUCTS)                                             27,380
      2,269       USG PEOPLE NV (BUSINESS SERVICES)                                                 47,049

                                                                                                   234,611
                                                                                                ----------

46 Wells Fargo Advantage International Stock Funds   Portfolio of Investments--
                                                     September 30, 2009

INTERNATIONAL CORE FUND

        SHARES    SECURITY NAME                                                                   VALUE
--------------    ----------------------------------------------------------------------        ----------
RUSSIA: 0.39%
        870       MECHEL ADR (PRIMARY METAL INDUSTRIES)                                         $   15,643
                                                                                                ----------

SINGAPORE: 0.24%
      1,000       DBS GROUP HOLDINGS LIMITED (DEPOSITORY INSTITUTIONS)                               9,427
                                                                                                ----------

SOUTH KOREA: 1.84%
         12       LOTTE CONFECTIONERY COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                     12,609
        243       POSCO ADR (PRIMARY METAL INDUSTRIES)                                              25,257
         51       SAMSUNG ELECTRONICS COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT
                  & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                          35,277

                                                                                                    73,143
                                                                                                ----------

SPAIN: 3.61%
      2,210       BANCO SANTANDER CENTRAL HISPANO SA (DEPOSITORY INSTITUTIONS)                      35,574
        460       BOLSAS Y MERCADOS ESPANOLES SA (BUSINESS SERVICES)                                17,912
      4,486       CRITERIA CAIXACORP SA (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES &
                  SERVICES)                                                                         23,042
        510       GRIFOLS SA (HEALTH SERVICES)                                                       9,713
        505       INDUSTRIA DE DISENO TEXTIL SA (APPAREL & ACCESSORY STORES)                        28,976
      1,020       TELEFONICA SA (COMMUNICATIONS)                                                    28,143

                                                                                                   143,360
                                                                                                ----------

SWEDEN: 1.55%
        366       HENNES & MAURITZ AB CLASS B (APPAREL & OTHER FINISHED PRODUCTS MADE
                  FROM FABRICS & SIMILAR MATERIALS)                                                 20,554
      3,065       NORDEA BANK AB (DEPOSITORY INSTITUTIONS)                                          30,864
        685       SKANSKA AB CLASS B (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION
                  CONTRACTS)                                                                        10,052
                                                                                                    61,470
                                                                                                ----------

SWITZERLAND: 8.76%
      1,848       ABB LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                                  37,092
        314       ACTELION LIMITED (CHEMICALS & ALLIED PRODUCTS)+                                   19,498
        854       ADECCO SA (BUSINESS SERVICES)                                                     45,407
        915       CREDIT SUISSE GROUP (NON-DEPOSITORY CREDIT INSTITUTIONS)                          50,770
        909       NESTLE SA (FOOD & KINDRED PRODUCTS)                                               38,735
        485       NOVARTIS AG (CHEMICALS & ALLIED PRODUCTS)                                         24,266
        213       ROCHE HOLDINGS AG GENUSSCHEIN (MEDICAL PRODUCTS)                                  34,428
        158       SWATCH GROUP AG CLASS B (APPAREL & ACCESSORY STORES)                              37,217
        198       TRANSOCEAN LIMITED (OIL & GAS EXTRACTION)                                         16,935
        180       ZURICH FINANCIAL SERVICES AG (FINANCIAL SERVICES)                                 42,816

                                                                                                   347,164
                                                                                                ----------

TAIWAN: 0.42%
      1,000       MEDIATEK INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                  EXCEPT COMPUTER EQUIPMENT)                                                        16,673
                                                                                                ----------

UNITED KINGDOM: 17.47%
      2,974       AMEC PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)         35,885
        514       ANGLO AMERICAN PLC (METAL MINING)                                                 16,372
      1,643       ANTOFAGASTA PLC (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)        19,943
      8,768       ASHTEAD GROUP PLC (TRANSPORTATION EQUIPMENT)                                      12,051
     13,270       BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                                            78,468
      1,418       BG GROUP PLC (OIL & GAS EXTRACTION)                                               24,633
      2,014       BHP BILLITON PLC (COAL MINING)                                                    54,975
      1,886       BP PLC (OIL & GAS EXTRACTION)                                                     16,668
      1,127       BRITISH AIRWAYS PLC (TRANSPORTATION BY AIR)                                        3,971
      1,765       BURBERRY GROUP PLC (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS &
                  SIMILAR MATERIALS)                                                                14,202

               Wells Fargo Advantage International Stock Funds 47


Portfolio of Investments--September 30, 2009

INTERNATIONAL CORE FUND

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
UNITED KINGDOM (continued)
       1,717   CADBURY PLC (FOOD & KINDRED PRODUCTS)                                                         $        22,035
       2,041   COOKSON GROUP PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                             13,409
      16,362   HAYS PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                    27,195
       7,337   HSBC HOLDINGS PLC (DEPOSITORY INSTITUTIONS)                                                            83,956
       1,342   ICAP PLC (HOLDING & OTHER INVESTMENT OFFICES)                                                           9,066
         740   INTERCONTINENTAL HOTELS GROUP PLC (HOTELS, ROOMING HOUSES, CAMPS &                                      9,066
                  OTHER LODGE PLACES)                                                                                  9,609
         443   INTERTEK GROUP PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                           8,984
       2,780   INVENSYS PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                  12,933
       7,302   MAN GROUP PLC (BUSINESS SERVICES)                                                                      38,650
         271   NEXT PLC (APPAREL & ACCESSORY STORES)                                                                   7,761
         265   RECKITT BENCKISER GROUP PLC (CHEMICALS & ALLIED PRODUCTS)                                              12,951
       1,558   REXAM PLC (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                      6,498
         687   RIO TINTO PLC (METAL MINING)                                                                           29,303
         638   ROYAL DUTCH SHELL PLC CLASS A (OIL & GAS EXTRACTION)                                                   18,399
       1,740   SAVILLS PLC (CONSULTING SERVICES)                                                                       9,249
       1,147   STANDARD CHARTERED PLC (DEPOSITORY INSTITUTIONS)                                                       28,266
         810   TRAVIS PERKINS PLC (BUSINESS SERVICES)                                                                 10,783
      12,628   VODAFONE GROUP PLC (COMMUNICATIONS)                                                                    28,295
       1,719   WPP PLC (COMMUNICATION & INFORMATION)                                                                  14,753
       1,590   XSTRATA PLC (DIVERSIFIED MINING)                                                                       23,441
                                                                                                                     692,704
                                                                                                             ---------------
TOTAL COMMON STOCKS (COST $3,074,072)                                                                              3,832,603
                                                                                                             ---------------
                                                                                                EXPIRATION
                                                                                                  DATE
                                                                                               -----------
RIGHTS: 0.02%
         411   BNP PARIBAS RIGHTS (DIVERSIFIED FINANCIAL SERVICES)+                             10/13/2009               890
                                                                                                             ---------------
TOTAL RIGHTS (COST $0)                                                                                                   890
                                                                                                             ---------------
                                                                                      YIELD
                                                                                    --------
PREFERRED STOCKS: 1.09%
         371   VOLKSWAGEN AG PREFERRED (AUTO & TRUCKS MANUFACTURERS)                    2.68%(t)                      43,206
                                                                                                             ---------------
TOTAL PREFERRED STOCKS (COST $17,219)                                                                                 43,206
                                                                                                             ---------------
COLLATERAL FOR SECURITIES LENDING: 0.03%
COLLATERAL INVESTED IN BUSINESS TRUST: 0.03%
       1,248   BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND SERIES B(a)             0.00(u)                          998
                                                                                                             ---------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $1,248)                                                                    998
                                                                                                             ---------------
SHORT-TERM INVESTMENTS: 1.38%
      54,915   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                             0.22(s)                       54,915
                                                                                                             ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $54,915)                                                                           54,915
                                                                                                             ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $3,147,454)*                                                          99.18%                           $     3,932,612
OTHER ASSETS AND LIABILITIES, NET                                            0.82                                     32,549
                                                                           ------                            ---------------
TOTAL NET ASSETS                                                           100.00%                           $     3,965,161
                                                                           ------                            ---------------

               48 Wells Fargo Advantage International Stock Funds


                                    Portfolio of Investments--September 30, 2009

INTERNATIONAL CORE FUND

+    Non-income earning securities.

<<   All or a portion of this security is on loan.

(a) Security fair valued in accordance with the procedure approved by the Board of Trustees.

(t)  Rate shown is the annual yield at period end.

(u)  Rate shown is the daily yield at period end.

(s)  Rate shown is the 1-day annualized yield at period end.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Wells Fargo Advantage Money Market Fund does not pay an investment advisory fee.

+++  Short-term security of an affiliate of the Fund with a cost of $54,915.

* Cost for federal income tax purposes is $3,236,107 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation   $ 820,827
Gross unrealized depreciation    (124,322)
                                ---------
Net unrealized appreciation     $ 696,505

The accompanying notes are an integral part of these financial statements.

               Wells Fargo Advantage International Stock Funds 49


Portfolio of Investments--September 30, 2009

INTERNATIONAL EQUITY FUND

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
COMMON STOCKS: 97.35%
AUSTRALIA: 2.41%
     241,222   AMCOR LIMITED (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                                      $     1,166,177
     104,758   AMP LIMITED (INSURANCE CARRIERS)                                                                      602,562
      10,211   ASX LIMITED (BUSINESS SERVICES)                                                                       317,087
     253,600   AWB LIMITED (AGRICULTURAL SERVICES)                                                                   285,251
     166,200   BLUESCOPE STEEL LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                      429,601
     162,645   DOWNER EDI LIMITED (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT
                  & RELATED SERVICES)                                                                              1,175,144
     739,500   GOODMAN FIELDER LIMITED (DURABLE GOODS - CONSUMER)                                                  1,089,486
       9,600   MACQUARIE GROUP LIMITED (DEPOSITORY INSTITUTIONS)                                                     497,900
     139,200   METCASH LIMITED (WHOLESALE TRADE-DURABLE GOODS)                                                       552,610
      17,793   NEWCREST MINING LIMITED (METAL MINING)                                                                500,734
     397,900   PERILYA LIMITED (METAL MINING)                                                                        163,228
     422,200   QANTAS AIRWAYS (TRANSPORTATION BY AIR)                                                              1,065,249
      55,320   SUNCORP-METWAY LIMITED (DEPOSITORY INSTITUTIONS)                                                      433,373
      84,600   TABCORP HOLDINGS LIMITED (AMUSEMENT & RECREATION SERVICES)                                            532,141
     188,100   TELSTRA CORPORATION LIMITED (COMMUNICATIONS)                                                          542,630
      12,539   WOODSIDE PETROLEUM LIMITED (OIL & GAS EXTRACTION)                                                     576,657
                                                                                                                   9,929,830
                                                                                                             ---------------
AUSTRIA: 0.19%
      10,263   RHI AG (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                       293,460
      14,300   VOESTALPINE AG (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY &
                  TRANSPORTATION EQUIPMENT)                                                                          510,385
                                                                                                                     803,845
                                                                                                             ---------------
BELGIUM: 1.20%
      51,339   AGFA-GEVAERT NV (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
                  PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                   282,479
      50,469   ANHEUSER-BUSCH INBEV NV (FOOD & KINDRED PRODUCTS)                                                   2,304,620
      16,900   DELHAIZE GROUP (FOOD STORES)                                                                        1,173,226
      10,400   DEXIA SA (DEPOSITORY INSTITUTIONS)                                                                     95,879
       6,927   KBC BANK VERZEKERINGS HOLDINGS (DEPOSITORY INSTITUTIONS)                                              347,941
      16,800   TESSENDERLO CHEMIE NV (CHEMICALS & ALLIED PRODUCTS)                                                   647,553
       3,906   UMICORE (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                                    116,947
                                                                                                                   4,968,645
                                                                                                             ---------------
BERMUDA: 0.13%
       4,784   PARTNERRE LIMITED (INSURANCE CARRIERS)                                                                368,081
       3,040   RENAISSANCERE HOLDINGS LIMITED (INSURANCE CARRIERS)                                                   166,470
                                                                                                                     534,551
                                                                                                             ---------------
BRAZIL: 0.73%
      54,796   PETROLEO BRASILEIRO SA ADR CLASS A (OIL COMPANIES)                                                  2,154,031
      32,500   USINAS SIDERURGICAS DE MINAS GERAIS SA (PRIMARY METAL INDUSTRIES)                                     859,647
                                                                                                                   3,013,678
                                                                                                             ---------------
CANADA: 2.24%
       6,610   AGNICO-EAGLE MINES LIMITED (METAL MINING)                                                             448,489
      38,701   BROOKFIELD ASSET MANAGEMENT INCORPORATED (HOLDING & OTHER
                  INVESTMENT OFFICES)                                                                                878,900
      28,365   CANADIAN NATURAL RESOURCES LIMITED (OIL & GAS EXTRACTION)                                           1,915,462
      80,389   CANADIAN PACIFIC RAILWAY LIMITED (RAILROAD TRANSPORTATION)                                          3,758,186
      20,772   ENCANA CORPORATION (OIL & GAS EXTRACTION)                                                           1,202,880
       9,345   GOLDCORP INCORPORATED (METAL MINING)                                                                  375,144
       9,769   RESEARCH IN MOTION LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY &
                  COMPUTER EQUIPMENT)                                                                                659,896
                                                                                                                   9,238,957
                                                                                                             ---------------

               50 Wells Fargo Advantage International Stock Funds


                                    Portfolio of Investments--September 30, 2009

INTERNATIONAL EQUITY FUND

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
CHINA: 2.12%
   2,672,400   CHINA CONSTRUCTION BANK CLASS H (FINANCIAL SERVICES)                                          $     2,134,458
     648,000   CHINA LIFE INSURANCE COMPANY LIMITED (INSURANCE CARRIERS)                                           2,821,917
     136,000   CHINA MERCHANTS BANK COMPANY LIMITED (DEPOSITORY INSTITUTIONS)                                        303,234
     927,000   INDUSTRIAL & COMMERCIAL BANK OF CHINA LIMITED CLASS H (DEPOSITORY
                  INSTITUTIONS)                                                                                      698,535
      48,480   SINA CORPORATION (BUSINESS SERVICES)                                                                1,840,301
      47,333   VANCEINFO TECHNOLOGIES INCORPORATED (BUSINESS SERVICES)                                               920,154
       2,800   WYNN MACAU LIMITED (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE
                  PLACES)(i)                                                                                           4,734
                                                                                                                   8,723,333
                                                                                                             ---------------
DENMARK: 0.97%
       6,265   CARLSBERG A/S (FOOD & KINDRED PRODUCTS)                                                               453,829
      75,484   DANSKE BANK A/S (DEPOSITORY INSTITUTIONS)                                                           1,977,225
      46,300   H. LUNDBECK A/S (CHEMICALS & ALLIED PRODUCTS)                                                         960,213
      10,154   NKT HOLDING A/S (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                              592,826
                                                                                                                   3,984,093
                                                                                                             ---------------
FINLAND: 0.45%
      10,500   ELCOTEQ NETWORK OYJ (COMMUNICATIONS)                                                                   17,670
      29,591   NOKIA OYJ (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                  EXCEPT COMPUTER EQUIPMENT)                                                                         435,187
      22,000   RAUTARUUKKI OYJ (PRIMARY METAL INDUSTRIES)                                                            527,979
      43,100   TIETOENATOR OYJ (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
                  EQUIPMENT)                                                                                         857,762
                                                                                                                   1,838,598
                                                                                                             ---------------
FRANCE: 10.84%
      42,608   ACCOR SA (METAL MINING)                                                                             2,371,822
      11,997   ALSTOM (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                       875,513
         910   ARKEMA (OIL & GAS EXTRACTION)                                                                          32,066
      89,968   AXA SA (INSURANCE CARRIERS)                                                                         2,435,624
      59,583   BNP PARIBAS SA (DEPOSITORY INSTITUTIONS)                                                            4,760,641
       8,000   CASINO GUICHARD-PERRACHON SA (FOOD STORES)                                                            634,512
      41,367   COMPAGNIE DE SAINT-GOBAIN (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                  2,145,956
       9,226   COMPAGNIE GENERALE DES ETABLISSEMENTS MICHELIN
                  (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                                                         723,785
      62,930   CREDIT AGRICOLE SA (DEPOSITORY INSTITUTIONS)                                                        1,315,033
      65,313   FRANCE TELECOM SA (COMMUNICATIONS)                                                                  1,739,966
       5,758   GROUPE DANONE (FOOD & KINDRED PRODUCTS)                                                               346,983
      14,000   LAGARDERE SCA (COMMUNICATIONS)                                                                        652,101
      10,616   LVMH MOET HENNESSY LOUIS VUITTON SA (DIVERSIFIED OPERATIONS)                                        1,067,721
     257,854   NATIXIS (DEPOSITORY INSTITUTIONS)                                                                   1,554,610
       4,103   NEOPOST SA (INDUSTRIAL & COMMERCIAL MACHINERY &
                  COMPUTER EQUIPMENT)                                                                                368,235
      39,324   PERNOD-RICARD SA (FOOD & KINDRED PRODUCTS)<<                                                        3,122,971
       7,909   PPR SA (APPAREL & ACCESSORY STORES)                                                                 1,013,740
      12,464   PUBLICIS GROUPE (COMMUNICATIONS)                                                                      499,939
      14,600   RALLYE SA (GENERAL MERCHANDISE STORES)                                                                519,063
      35,800   SAFRAN SA (NATIONAL SECURITY & INTERNATIONAL AFFAIRS)                                                 670,831
      38,300   SANOFI-AVENTIS SA (CHEMICALS & ALLIED PRODUCTS)                                                     2,810,737
      65,494   SCOR SE (INSURANCE CARRIERS)                                                                        1,790,313
      52,695   SOCIETE GENERALE (DEPOSITORY INSTITUTIONS)                                                          4,241,139
      12,644   TECHNIP SA (OIL & GAS EXTRACTION)                                                                     807,643
      21,700   THALES SA (TRANSPORTATION BY AIR)                                                                   1,076,490
      28,153   TOTAL SA (OIL & GAS EXTRACTION)                                                                     1,672,841
       6,971   UNIBAIL (REAL ESTATE)                                                                               1,448,041
      45,745   VINCI SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION
                  CONTRACTS)                                                                                       2,587,950
      46,702   VIVENDI SA (COMMUNICATIONS)                                                                         1,445,086
                                                                                                                  44,731,352
                                                                                                             ---------------

               Wells Fargo Advantage International Stock Funds 51


Portfolio of Investments--September 30, 2009

INTERNATIONAL EQUITY FUND

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
GERMANY: 12.86%
      38,665   ADIDAS-SALOMON AG (APPAREL & ACCESSORY STORES)                                                $     2,046,525
       7,846   AIXTRON AG (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                  COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                             213,786
      22,931   ALLIANZ SE (INSURANCE AGENTS, BROKERS & SERVICE)                                                    2,864,697
      58,589   BASF AG (CHEMICALS & ALLIED PRODUCTS)                                                               3,104,525
      77,669   BAYER AG (CHEMICALS & ALLIED PRODUCTS)                                                              5,381,683
      97,390   COMMERZBANK AG (DEPOSITORY INSTITUTIONS)                                                            1,234,905
     140,308   DAIMLER AG (TRANSPORTATION EQUIPMENT)                                                               7,064,061
      28,280   DEUTSCHE BANK AG (DEPOSITORY INSTITUTIONS)                                                          2,170,371
      41,545   DEUTSCHE BOERSE AG (SECURITY & COMMODITY BROKERS, DEALERS,
                  EXCHANGES & SERVICES)                                                                            3,395,411
      36,600   DEUTSCHE LUFTHANSA AG (TRANSPORTATION BY AIR)                                                         648,598
     123,898   DEUTSCHE POST AG (TRANSPORTATION SERVICES)                                                          2,320,731
      57,900   E.ON AG (ELECTRIC, GAS & SANITARY SERVICES)                                                         2,455,429
       9,963   FRAPORT AG (TRANSPORTATION SERVICES)                                                                  529,962
      24,648   FRESENIUS AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
                  PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                 1,442,393
      11,300   HANNOVER RUECKVERSICHERUNG AG (INSURANCE CARRIERS)                                                    518,071
      17,000   HEIDELBERGER DRUCKMASCHINEN AG (PRINTING, PUBLISHING &
                  ALLIED INDUSTRIES)                                                                                 176,378
       6,475   HOCHTIEF AG (BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
                  OPERATIVE BUILDERS)                                                                                493,281
     150,805   INFINEON TECHNOLOGIES AG (ELECTRONIC & OTHER ELECTRICAL
                  EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)+                                                850,728
      11,231   KLOECKNER & COMPANY (TRANSPORTATION BY AIR)                                                           257,381
       6,693   LANXESS (CHEMICALS)                                                                                   230,655
      42,255   LINDE AG (ELECTRIC, GAS & SANITARY SERVICES)                                                        4,580,675
       4,923   METRO AG (FOOD STORES)                                                                                278,439
      40,718   MUENCHENER RUECKVERSICHERUNGS GESELLSCHAFT AG (INSURANCE CARRIERS)                                  6,496,552
      11,400   NORDDEUTSCHE AFFINERIE AG (ELECTRONIC & OTHER ELECTRICAL
                  EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                 475,111
       8,600   RWE AG (ELECTRIC, GAS & SANITARY SERVICES)                                                            798,762
       4,959   SALZGITTER AG (STEEL PRODUCERS, PRODUCTS)                                                             475,320
       6,001   SAP AG (BUSINESS SERVICES)                                                                            292,252
      10,525   SIEMENS AG (WHOLESALE TRADE NON-DURABLE GOODS)                                                        974,628
      36,500   THYSSENKRUPP AG (PRIMARY METAL INDUSTRIES)                                                          1,256,797
                                                                                                                  53,028,107
                                                                                                             ---------------
GREECE: 0.39%
      90,959   HELLENIC EXCHANGES SA HOLDING (SECURITY & COMMODITY BROKERS,
                  DEALERS, EXCHANGES & SERVICES)                                                                   1,155,356
      12,975   NATIONAL BANK OF GREECE SA (DEPOSITORY INSTITUTIONS)                                                  465,183
                                                                                                                   1,620,539
                                                                                                             ---------------
HONG KONG: 2.50%
     262,555   BANK OF EAST ASIA LIMITED (DEPOSITORY INSTITUTIONS)                                                   948,580
     886,000   CHAODA MODERN AGRICULTURE LIMITED (AGRICULTURAL SERVICES)                                             535,026
     366,900   CHINA MERCHANTS HOLDINGS INTERNATIONAL COMPANY (HONG KONG) LIMITED
                  (MOTOR FREIGHT TRANSPORTATION & WAREHOUSING)                                                     1,216,680
      72,602   CHINA MOBILE (HONG KONG) LIMITED (COMMUNICATIONS)                                                     708,216
       2,721   CHINA MOBILE LIMITED ADR (ELECTRONIC & OTHER ELECTRICAL
                  EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                 133,628
     876,679   GENTING INTERNATIONAL PLC (REAL ESTATE)+                                                              697,037
      21,114   HONG KONG EXCHANGES & CLEARING LIMITED (BUSINESS SERVICES)                                            382,774
      44,000   HSBC HOLDINGS PLC (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                510,397
      56,000   HUTCHINSON WHAMPOA LIMITED (DIVERSIFIED OPERATIONS)                                                   404,281
     218,000   LI & FUNG LIMITED (WHOLESALE TRADE NON-DURABLE GOODS)                                                 879,027
     772,000   NOBLE GROUP LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                        1,342,704

               52 Wells Fargo Advantage International Stock Funds


                                    Portfolio of Investments--September 30, 2009

INTERNATIONAL EQUITY FUND

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
HONG KONG (continued)
     455,232   NWS HOLDINGS LIMITED (BUSINESS SERVICES)                                                      $       881,089
     109,500   ORIENT OVERSEAS INTERNATIONAL LIMITED (WATER TRANSPORTATION)                                          559,506
     211,000   UNION BANK HONG KONG (DEPOSITORY INSTITUTIONS)                                                        477,538
     234,500   YUE YUEN INDUSTRIAL HOLDINGS LIMITED (APPAREL & ACCESSORY STORES)                                     650,544
                                                                                                                  10,327,027
                                                                                                             ---------------
INDIA: 0.81%
      16,157   HOUSING DEVELOPMENT FINANCE CORPORATION (BUSINESS SERVICES)                                           936,925
      14,405   ICICI BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                          271,780
      55,531   ICICI BANK LIMITED ADR (DEPOSITORY INSTITUTIONS)                                                    2,141,275
                                                                                                                   3,349,980
                                                                                                             ---------------
IRELAND: 0.84%
       4,442   ACCENTURE PLC (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT &
                  RELATED SERVICES)                                                                                  165,553
      89,592   ALLIED IRISH BANKS PLC (DEPOSITORY INSTITUTIONS)                                                      425,154
     245,703   BANK OF IRELAND PLC (DEPOSITORY INSTITUTIONS)                                                       1,229,665
     254,000   CONNEMARA GREEN MARBLE QUARRIES PLC (MINING & QUARRYING OF
                  NONMETALLIC MINERALS, EXCEPT FUELS)(a)(i)                                                                0
      64,231   EXPERIAN PLC (BUSINESS SERVICES)                                                                      540,459
      65,423   EXPERIAN PLC (BUSINESS SERVICES)                                                                      550,489
      65,300   IRISH LIFE & PERMANENT PLC (NON-DEPOSITORY CREDIT INSTITUTIONS)                                       537,032
                                                                                                                   3,448,352
                                                                                                             ---------------
ISRAEL: 0.14%
      11,134   TEVA PHARMACEUTICAL INDUSTRIES LIMITED ADR (BIOPHARMACEUTICALS)                                       562,935
                                                                                                             ---------------
ITALY: 2.10%
      59,377   ASSICURAZIONI GENERALI SPA (INSURANCE CARRIERS)                                                     1,627,446
     439,277   BANCA MONTE DEI PASCHI DI SIENA SPA (DEPOSITORY INSTITUTIONS)                                         939,802
      57,500   BENETTON GROUP SPA (APPAREL & OTHER FINISHED PRODUCTS MADE FROM
                  FABRICS & SIMILAR MATERIALS)                                                                       582,270
     189,100   ENEL SPA (ELECTRIC, GAS & SANITARY SERVICES)                                                        1,200,277
      65,000   ENI SPA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                   1,624,620
     605,407   INTESA SANPAOLO (DEPOSITORY INSTITUTIONS)                                                           2,677,714
                                                                                                                   8,652,129
                                                                                                             ---------------
JAPAN: 14.24%
      97,700   ADEKA CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                       977,381
      22,200   ADVANTEST CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                  COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                             615,808
      34,300   ALPINE ELECTRONICS INCORPORATED (ELECTRONIC & OTHER ELECTRICAL
                  EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                 321,354
       7,600   ALPS ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL
                  EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                  43,857
      98,800   AMADA COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY &
                  COMPUTER EQUIPMENT)                                                                                664,794
      98,000   ASAHI GLASS COMPANY LIMITED (BUILDING MATERIALS, HARDWARE,
                  GARDEN SUPPLY & MOBILE HOME DEALERS)                                                               791,511
      37,400   ASTELLAS PHARMA INCORPORATED (CHEMICALS & ALLIED PRODUCTS)                                          1,537,414
      22,300   CANON INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                  COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                             901,788
     161,000   CENTRAL GLASS COMPANY LIMITED (BUILDING MATERIALS, HARDWARE,
                  GARDEN SUPPLY & MOBILE HOME DEALERS)                                                               715,635
      61,200   COMSYS HOLDINGS CORPORATION (BUILDING CONSTRUCTION-GENERAL
                  CONTRACTORS & OPERATIVE BUILDERS)                                                                  670,872

               Wells Fargo Advantage International Stock Funds 53


Portfolio of Investments--September 30, 2009

INTERNATIONAL EQUITY FUND

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
JAPAN: (continued)
      32,400   COSMO OIL COMPANY LIMITED (OIL & GAS EXTRACTION)                                              $        90,236
      48,478   DENSO CORPORATION (TRANSPORTATION EQUIPMENT)                                                        1,425,744
      26,100   EIZO NANAO CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                  COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                             622,225
      24,500   ELPIDA MEMORY INCORPORATED (INDUSTRIAL & COMMERCIAL MACHINERY &
                  COMPUTER EQUIPMENT)+                                                                               321,244
      46,000   FUJI HEAVY INDUSTRIES LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY
                  & COMPUTER EQUIPMENT)                                                                              178,845
     135,000   FUKUOKA FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                        560,965
      48,100   HITACHI CAPITAL CORPORATION (NON-DEPOSITORY CREDIT INSTITUTIONS)                                      590,500
      23,200   HITACHI SOFTWARE ENGINEERING COMPANY LIMITED (INDUSTRIAL &
                  COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                                         683,607
      15,300   HONDA MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                471,281
   1,098,000   ISUZU MOTORS LIMITED (TRANSPORTATION EQUIPMENT)                                                     2,324,068
     104,000   ITOCHU CORPORATION (WHOLESALE TRADE NON-DURABLE GOODS)                                                689,356
         292   JAPAN TOBACCO INCORPORATED (TOBACCO PRODUCTS)                                                       1,001,905
      19,600   JFE HOLDINGS INCORPORATED (PRIMARY METAL INDUSTRIES)                                                  672,512
      42,000   KANEKA CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                      301,788
     210,000   KAWASAKI HEAVY INDUSTRIES LIMITED (MISCELLANEOUS MANUFACTURING
                  INDUSTRIES)                                                                                        533,393
         240   KDDI CORPORATION (COMMUNICATIONS)                                                                   1,352,866
      67,100   KOMATSU LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
                  EQUIPMENT)                                                                                       1,257,307
       7,400   KONAMI CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
                  EQUIPMENT)                                                                                         150,861
      10,000   KYORIN COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                  169,888
      50,000   MAEDA ROAD CONSTRUCTION COMPANY LIMITED (BUILDING CONSTRUCTION-
                  GENERAL CONTRACTORS & OPERATIVE BUILDERS)                                                          449,507
      30,800   MAKITA CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                  COMPONENTS, EXCEPT COMPUTER EQUIPMENT)<<                                                           977,887
     224,500   MARUBENI CORPORATION (BUSINESS SERVICES)                                                            1,132,942
      11,500   MILLEA HOLDINGS INCORPORATED (INSURANCE CARRIERS)                                                     333,092
      25,700   MIRACA HOLDINGS INCORPORATED (CHEMICALS & ALLIED PRODUCTS)                                            838,868
      30,200   MITSUBISHI CORPORATION (BUSINESS SERVICES)                                                            610,964
     112,400   MITSUBISHI UFJ FINANCIAL GROUP INCORPORATED (DEPOSITORY
                  INSTITUTIONS)                                                                                      603,540
      49,100   MITSUI & COMPANY LIMITED (WHOLESALE TRADE-DURABLE GOODS)                                              642,159
       5,500   MITSUI FUDOSAN COMPANY LIMITED (REAL ESTATE)                                                           93,071
     664,900   MIZUHO FINANCIAL GROUP INCORPORATED (BANKING)                                                       1,318,467
      33,900   NAMCO BANDAI HOLDINGS INCORPORATED (AMUSEMENT & RECREATION
                  SERVICES)                                                                                          347,063
      10,000   NIKON CORPORATION (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
                  PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                   182,922
      98,000   NIPPON ELECTRIC GLASS COMPANY LIMITED (MISCELLANEOUS MANUFACTURING
                  INDUSTRIES)                                                                                        894,135
      70,000   NIPPON EXPRESS COMPANY LIMITED (MOTOR FREIGHT TRANSPORTATION &
                  WAREHOUSING)                                                                                       284,632
     199,500   NIPPON MINING HOLDINGS INCORPORATED (OIL & GAS EXTRACTION)                                            982,332
     128,500   NIPPON OIL CORPORATION (OIL & GAS EXTRACTION)                                                         721,484
      35,700   NIPPON TELEGRAPH & TELEPHONE CORPORATION (COMMUNICATIONS)                                           1,654,453
     109,100   NISSAN MOTOR COMPANY LIMITED (AUTOMOTIVE DEALERS & GASOLINE
                  SERVICE STATIONS)                                                                                  737,745
     177,000   NOMURA HOLDINGS INCORPORATED (SECURITY & COMMODITY BROKERS,
                  DEALERS, EXCHANGES & SERVICES)<<                                                                 1,090,414
         500   NTT DOCOMO INCORPORATED (COMMUNICATIONS)                                                              798,752
       4,800   OMRON CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                  COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                              90,583
       6,400   ONO PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                      332,958
      12,000   ONWARD KASHIYAMA COMPANY LIMITED (APPAREL & OTHER FINISHED
                  PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS)                                                     89,300
       7,970   ORIX CORPORATION (MISCELLANEOUS RETAIL)                                                               486,555
         889   RAKUTEN INCORPORATED (COMMUNICATIONS)                                                                 592,238
      47,000   RICOH COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                  COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                             684,855

               54 Wells Fargo Advantage International Stock Funds


                                    Portfolio of Investments--September 30, 2009

INTERNATIONAL EQUITY FUND

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
JAPAN: (continued)
      32,200   RYOSAN COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                  COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                     $       828,630
     106,000   SANKEN ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL
                  EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                 363,705
     160,000   SANWA HOLDINGS CORPORATION (BUILDING MATERIALS, HARDWARE, GARDEN
                  SUPPLY & MOBILE HOME DEALERS)                                                                      550,771
       3,000   SEINO HOLDINGS COMPANY LIMITED (MOTOR FREIGHT TRANSPORTATION &
                  WAREHOUSING)                                                                                        25,968
      47,600   SHOWA SHELL SEKIYU KK (OIL & GAS EXTRACTION)                                                          520,198
     235,800   SOJITZ HOLDINGS CORPORATION (WHOLESALE TRADE NON-DURABLE GOODS)                                       449,193
      95,000   SOMPO JAPAN INSURANCE INCORPORATED (INSURANCE CARRIERS)                                               639,225
         143   SONY FINANCIAL HOLDINGS INCORPORATED (INSURANCE - LIFE)                                               410,847
      22,000   SUMITOMO BAKELITE COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                       116,660
     128,400   SUMITOMO CORPORATION (SECURITY & COMMODITY BROKERS, DEALERS,
                  EXCHANGES & SERVICES)                                                                            1,323,121
     421,000   SUMITOMO HEAVY INDUSTRIES LIMITED (INDUSTRIAL & COMMERCIAL
                  MACHINERY & COMPUTER EQUIPMENT)                                                                  2,054,230
      26,500   SUMITOMO MITSUI FINANCIAL GROUP INCORPORATED (DEPOSITORY
                  INSTITUTIONS)                                                                                      924,024
     118,618   SUZUKI MOTOR CORPORATION (TRANSPORTATION EQUIPMENT)                                                 2,768,392
      14,400   T&D HOLDINGS INCORPORATED (INSURANCE CARRIERS)                                                        389,818
      33,000   TAKEDA PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED
                  PRODUCTS)                                                                                        1,374,923
       9,300   TDK CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
                  EQUIPMENT)                                                                                         537,704
       8,700   TOKYO ELECTRON LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                  COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                             555,350
     364,000   TOSHIBA CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
                  EQUIPMENT)                                                                                       1,909,920
     166,000   TOSHIBA MACHINE COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY
                  & COMPUTER EQUIPMENT)                                                                              612,109
     146,000   TOSHIBA TEC CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                  COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                             683,117
      48,800   TOYOTA MOTOR CORPORATION (AUTOMOTIVE DEALERS & GASOLINE SERVICE
                  STATIONS)                                                                                        1,940,801
      11,500   UNI-CHARM CORPORATION (APPAREL & ACCESSORY STORES)                                                  1,091,517
      39,000   UNY COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                            291,962
       2,202   YAHOO JAPAN CORPORATION (BUSINESS SERVICES)                                                           748,187
       2,000   ZEON CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                          9,157
                                                                                                                  58,729,452
                                                                                                             ---------------
LUXEMBOURG: 0.28%
      30,774   ARCELORMITTAL (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
                  PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                 1,150,602
                                                                                                             ---------------

MEXICO: 0.33%
      74,123   GRUPO TELEVISA SA ADR (COMMUNICATIONS)                                                              1,377,947
                                                                                                             ---------------

NETHERLANDS: 5.85%
      60,500   AEGON NV (INSURANCE CARRIERS)                                                                         513,581
      21,342   AKZO NOBEL NV (CHEMICALS & ALLIED PRODUCTS)                                                         1,322,163
     211,409   ASML HOLDING NV (SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED)                                   6,218,276
      17,687   BRUNEL INTERNATIONAL (BUSINESS SERVICES)                                                              604,354
      44,314   CSM (FOOD & KINDRED PRODUCTS)                                                                       1,118,615
      28,738   HEINEKEN HOLDING NV (FOOD & KINDRED PRODUCTS)                                                       1,172,254
      42,926   HEINEKEN NV (EATING & DRINKING PLACES)                                                              1,979,021
     245,035   ING GROEP NV (INSURANCE CARRIERS)                                                                   4,374,601
      24,900   KONINKLIJKE DSM NV (CHEMICALS & ALLIED PRODUCTS)                                                    1,040,294
      12,700   NUTRECO HOLDING NV (FOOD & KINDRED PRODUCTS)                                                          617,753
      61,660   RANDSTAD HOLDINGS NV (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                     2,663,157
      30,720   UNILEVER NV (FOOD & KINDRED PRODUCTS)                                                                 885,376
      77,339   USG PEOPLE NV (BUSINESS SERVICES)                                                                   1,603,684
                                                                                                                  24,113,129
                                                                                                             ---------------

               Wells Fargo Advantage International Stock Funds 55


Portfolio of Investments--September 30, 2009

INTERNATIONAL EQUITY FUND

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
NORWAY: 0.49%
      36,800   CERMAQ ASA (FOOD & KINDRED PRODUCTS)                                                          $       298,167
      80,700   DNB NOR ASA (DEPOSITORY INSTITUTIONS)                                                                 934,684
      46,800   NORSK HYDRO ASA (OIL & GAS EXTRACTION)                                                                311,454
      21,600   STATOILHYDRO ASA (PETROLEUM REFINING & RELATED INDUSTRIES)                                            485,767
                                                                                                                   2,030,072
                                                                                                             ---------------
POLAND: 0.10%
       7,602   BANK PEKAO SA (DEPOSITORY INSTITUTIONS)                                                               402,601
                                                                                                             ---------------
PORTUGAL: 0.34%
      51,000   BANCO ESPIRITO SANTO SA (DEPOSITORY INSTITUTIONS)                                                     361,961
      99,400   PORTUGAL TELECOM SGPS SA (COMMUNICATIONS)                                                           1,052,387
                                                                                                                   1,414,348
                                                                                                             ---------------
RUSSIA: 0.93%
     140,747   GAZPROM ADR (OIL & GAS EXTRACTION)                                                                  3,327,259
      29,384   MECHEL ADR (PRIMARY METAL INDUSTRIES)                                                                 528,324
                                                                                                                   3,855,583
                                                                                                             ---------------
SINGAPORE: 0.92%
      39,000   DBS GROUP HOLDINGS LIMITED (DEPOSITORY INSTITUTIONS)                                                  367,671
   2,593,100   GOLDEN AGRI-RESOURCES LIMITED (AGRICULTURAL SERVICES)                                                 791,561
     389,790   MOBILONE LIMITED (COMMUNICATIONS)                                                                     489,780
     254,400   OVERSEA-CHINESE BANKING CORPORATION LIMITED (DEPOSITORY
                  INSTITUTIONS)                                                                                    1,417,698
      65,000   SINGAPORE AIRLINES LIMITED (TRANSPORTATION SERVICES)                                                  635,857
      47,450   SINGAPORE AIRPORT TERMINAL SERVICES LIMITED (BUSINESS SERVICES)                                        76,127
                                                                                                                   3,778,694
                                                                                                             ---------------
SOUTH KOREA: 0.59%
         403   LOTTE CONFECTIONERY COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                         423,436
       8,281   POSCO ADR (PRIMARY METAL INDUSTRIES)                                                                  860,727
       1,654   SAMSUNG ELECTRONICS COMPANY LIMITED (ELECTRONIC & OTHER
                  ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                    1,144,078
                                                                                                                   2,428,241
                                                                                                             ---------------
SPAIN: 3.92%
     103,200   BANCO BILBAO VIZCAYA ARGENTARIA SA (DEPOSITORY INSTITUTIONS)                                        1,831,854
     281,089   BANCO SANTANDER SA (DEPOSITORY INSTITUTIONS)                                                        4,524,671
      15,221   BOLSAS Y MERCADOS ESPANOLES SA (BUSINESS SERVICES)                                                    592,705
     144,311   CRITERIA CAIXACORP SA (SECURITY & COMMODITY BROKERS, DEALERS,
                  EXCHANGES & SERVICES)                                                                              741,237
      16,784   GRIFOLS SA (HEALTH SERVICES)                                                                          319,661
      39,977   INDUSTRIA DE DISENO TEXTIL SA (APPAREL & ACCESSORY STORES)                                          2,293,810
      67,200   REPSOL YPF SA (OIL & GAS EXTRACTION)                                                                1,828,096
     146,803   TELEFONICA SA (COMMUNICATIONS)                                                                      4,050,531
                                                                                                                  16,182,565
                                                                                                             ---------------
SWEDEN: 2.10%
      86,115   ATLAS COPCO AB CLASS A (INDUSTRIAL & COMMERCIAL MACHINERY &
                  COMPUTER EQUIPMENT)<<                                                                            1,109,273
      25,300   ELECTROLUX AB CLASS B (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                  COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                             578,848
      11,909   HENNES & MAURITZ AB CLASS B (APPAREL & OTHER FINISHED PRODUCTS
                  MADE FROM FABRICS & SIMILAR MATERIALS)<<                                                           668,791
     103,074   NORDEA BANK AB (DEPOSITORY INSTITUTIONS)                                                            1,037,933
      59,800   SAAB AB (TRANSPORTATION EQUIPMENT)<<                                                                  716,260

               56 Wells Fargo Advantage International Stock Funds


                                    Portfolio of Investments--September 30, 2009

INTERNATIONAL EQUITY FUND

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
SWEDEN: (continued)
      48,251   SANDVIK AB (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE
                  HOME DEALERS)                                                                              $       532,942
     128,485   SKANDINAVISKA ENSKILDA BANKEN AB CLASS A (DEPOSITORY INSTITUTIONS)                                    866,230
      22,545   SKANSKA AB CLASS B (HEAVY CONSTRUCTION OTHER THAN BUILDING
                  CONSTRUCTION CONTRACTS)                                                                            330,833
      56,003   SKF AB CLASS B (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY &
                  TRANSPORTATION EQUIPMENT)                                                                          879,647
      32,600   SVENSKA CELLULOSA AB CLASS B (PAPER & ALLIED PRODUCTS)                                                441,909
      34,800   SVENSKA HANDELSBANKEN AB CLASS A (DEPOSITORY INSTITUTIONS)                                            888,551
      59,300   TELEFONAKTIEBOLAGET LM ERICSSON CLASS B (COMMUNICATIONS)                                              595,437
                                                                                                                   8,646,654
                                                                                                             ---------------
SWITZERLAND: 8.76%
      61,973   ABB LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                                                    1,243,885
      10,204   ACTELION LIMITED (CHEMICALS & ALLIED PRODUCTS)+                                                       633,627
      28,833   ADECCO SA (BUSINESS SERVICES)                                                                       1,533,049
      13,300   BALOISE HOLDING AG (INSURANCE AGENTS, BROKERS & SERVICE)                                            1,270,578
      83,600   CLARIANT AG (CHEMICALS & ALLIED PRODUCTS)                                                             760,733
      86,458   CREDIT SUISSE GROUP (NON-DEPOSITORY CREDIT INSTITUTIONS)                                            4,797,197
       1,700   GEORG FISCHER AG (TRANSPORTATION EQUIPMENT)                                                           445,793
      45,452   HOLCIM LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
                  OPERATIVE BUILDERS)+                                                                             3,118,438
     100,963   NESTLE SA (FOOD & KINDRED PRODUCTS)                                                                 4,302,350
      86,801   NOVARTIS AG (CHEMICALS & ALLIED PRODUCTS)                                                           4,342,982
       2,200   RIETER HOLDING AG (CHEMICALS & ALLIED PRODUCTS)                                                       498,253
       4,282   ROCHE HOLDINGS AG BEARER SHARES (MEDICAL PRODUCTS)                                                    716,077
      26,405   ROCHE HOLDINGS AG GENUSSCHEIN (MEDICAL PRODUCTS)                                                    4,267,912
       5,358   SWATCH GROUP AG CLASS B (APPAREL & ACCESSORY STORES)                                                1,262,074
      19,900   SWISS REINSURANCE (INSURANCE CARRIERS)                                                                898,313
       3,400   SWISSCOM AG (COMMUNICATIONS)                                                                        1,216,395
       6,732   TRANSOCEAN LIMITED (OIL & GAS EXTRACTION)                                                             575,788
       2,900   VALORA HOLDING AG (GENERAL MERCHANDISE STORES)                                                        691,209
       3,587   VERWALTUNGS-UND PRIVAT-BANK AG (DEPOSITORY INSTITUTIONS)                                              418,131
      13,247   ZURICH FINANCIAL SERVICES AG (INSURANCE CARRIERS)                                                   3,151,004
                                                                                                                  36,143,788
                                                                                                             ---------------
TAIWAN: 0.53%
      31,000   MEDIATEK INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                  COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                             516,860
     152,888   TAIWAN SEMICONDUCTOR MANUFACTURING COMPANY LIMITED ADR
                  (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                  COMPUTER EQUIPMENT)                                                                              1,675,652
                                                                                                                   2,192,512
                                                                                                             ---------------
UNITED KINGDOM: 15.70%
      98,077   AMEC PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
                  BUILDERS)                                                                                        1,183,407
      64,300   AMLIN PLC (INSURANCE CARRIERS)                                                                        394,091
      17,518   ANGLO AMERICAN PLC (METAL MINING)                                                                     557,971
      55,797   ANTOFAGASTA PLC (MINING & QUARRYING OF NONMETALLIC MINERALS,
                  EXCEPT FUELS)                                                                                      677,265
     296,053   ASHTEAD GROUP PLC (TRANSPORTATION EQUIPMENT)                                                          406,900
      52,800   ASTRAZENECA PLC (CHEMICALS & ALLIED PRODUCTS)                                                       2,366,094
      93,600   AVIVA PLC (INSURANCE CARRIERS)                                                                        670,302
     724,396   BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                                                              4,283,490
      47,824   BG GROUP PLC (OIL & GAS EXTRACTION)                                                                   830,798
      67,940   BHP BILLITON PLC (COAL MINING)                                                                      1,854,528
     407,479   BP PLC (OIL & GAS EXTRACTION)                                                                       3,601,226
     129,100   BRADFORD & BINGLEY PLC (NON-DEPOSITORY CREDIT INSTITUTIONS)(a)                                         41,264
     172,700   BRIT INSURANCE HOLDINGS PLC (INSURANCE CARRIERS)                                                      562,768

               Wells Fargo Advantage International Stock Funds 57


Portfolio of Investments--September 30, 2009

INTERNATIONAL EQUITY FUND

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
UNITED KINGDOM: (continued)
      38,415   BRITISH AIRWAYS PLC (TRANSPORTATION BY AIR)                                                   $       135,372
     600,600   BT GROUP PLC (COMMUNICATIONS)                                                                       1,247,811
      57,277   BURBERRY GROUP PLC (APPAREL & OTHER FINISHED PRODUCTS MADE FROM
                  FABRICS & SIMILAR MATERIALS)                                                                       460,893
     129,691   CADBURY PLC (FOOD & KINDRED PRODUCTS)                                                               1,664,353
     152,700   CENTRICA PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                      614,002
      67,719   COOKSON GROUP PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                            444,916
      80,237   DRAX GROUP PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                    604,611
     253,300   DS SMITH PLC (PAPER & ALLIED PRODUCTS)                                                                434,365
     283,000   GKN PLC (TRANSPORTATION EQUIPMENT)                                                                    514,241
      85,300   GLAXOSMITHKLINE PLC (CHEMICALS & ALLIED PRODUCTS)                                                   1,676,091
      71,400   GREENE KING PLC (FOOD & KINDRED PRODUCTS)                                                             480,968
     557,591   HAYS PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                   926,764
     445,515   HSBC HOLDINGS PLC (DEPOSITORY INSTITUTIONS)                                                         5,097,945
      43,497   ICAP PLC (HOLDING & OTHER INVESTMENT OFFICES)                                                         293,840
     157,000   IMI PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                    1,123,077
      59,527   IMPERIAL TOBACCO GROUP PLC (TOBACCO PRODUCTS)                                                       1,720,016
      25,136   INTERCONTINENTAL HOTELS GROUP PLC (HOTELS, ROOMING HOUSES, CAMPS
                  & OTHER LODGE PLACES)                                                                              326,392
      14,598   INTERTEK GROUP PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                         296,057
      93,053   INVENSYS PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                 432,905
     467,967   KINGFISHER PLC (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY
                  & MOBILE HOME DEALERS)                                                                           1,592,249
     539,197   LLOYDS TSB GROUP PLC (DEPOSITORY INSTITUTIONS)                                                        893,606
     314,200   LOGICACMG PLC (BUSINESS SERVICES)                                                                     653,286
     239,045   MAN GROUP PLC (BUSINESS SERVICES)                                                                   1,265,290
     317,490   MARSTON'S PLC (EATING & DRINKING PLACES)                                                              493,953
      96,600   MEGGITT PLC (TRANSPORTATION BY AIR)                                                                   359,865
     217,225   NATIONAL GRID PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                  COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                           2,096,847
       8,783   NEXT PLC (APPAREL & ACCESSORY STORES)                                                                 251,536
     348,700   NORTHERN FOODS PLC (FOOD & KINDRED PRODUCTS)                                                          392,602
     607,200   OLD MUTUAL PLC (INSURANCE CARRIERS)                                                                   970,402
       8,515   RECKITT BENCKISER GROUP PLC (CHEMICALS & ALLIED PRODUCTS)                                             416,143
      50,590   REXAM PLC (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                    211,022
      23,322   RIO TINTO PLC (METAL MINING)                                                                          994,610
     162,400   ROYAL & SUN ALLIANCE INSURANCE GROUP PLC (INSURANCE CARRIERS)                                         347,266
      95,940   ROYAL BANK OF SCOTLAND GROUP PLC (DEPOSITORY INSTITUTIONS)                                             81,187
      21,735   ROYAL DUTCH SHELL PLC CLASS A (OIL & GAS EXTRACTION)                                                  619,516
     134,000   ROYAL DUTCH SHELL PLC CLASS B (OIL & GAS EXTRACTION)                                                3,717,701
      58,643   SAVILLS PLC (CONSULTING SERVICES)                                                                     311,716
     178,196   SMITH & NEPHEW PLC (CHEMICALS & ALLIED PRODUCTS)                                                    1,596,223
      69,000   SPECTRIS PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                  COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                             779,079
      38,087   STANDARD CHARTERED PLC (DEPOSITORY INSTITUTIONS)                                                      938,601
     137,900   TATE & LYLE PLC (FOOD & KINDRED PRODUCTS)                                                             931,793
     285,133   TESCO PLC (FOOD & KINDRED PRODUCTS)                                                                 1,820,929
     162,200   THOMAS COOK GROUP PLC (TRANSPORTATION SERVICES)                                                       602,171
     174,800   TOMKINS PLC (BUSINESS SERVICES)                                                                       526,870
      26,650   TRAVIS PERKINS PLC (BUSINESS SERVICES)                                                                354,783
   1,181,018   VODAFONE GROUP PLC (COMMUNICATIONS)                                                                 2,646,211
      99,900   WH SMITH PUBLIC LIMITED CORPORATION (COMMUNICATIONS)                                                  720,049
     217,873   WILLIAM MORRISON SUPERMARKETS PLC (FOOD & KINDRED PRODUCTS)                                           965,547
      56,605   WPP PLC (COMMUNICATION & INFORMATION)                                                                 485,791
      54,184   XSTRATA PLC (DIVERSIFIED MINING)                                                                      798,836
                                                                                                                  64,760,403

               58 Wells Fargo Advantage International Stock Funds


                                    Portfolio of Investments--September 30, 2009

INTERNATIONAL EQUITY FUND

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
USA: 1.35%
      67,295   ACTIVISION BLIZZARD INCORPORATED (BUSINESS SERVICES)+                                         $       833,785
      46,461   COVIDIEN LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
                  PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                 2,009,903
      39,579   PHILIP MORRIS INTERNATIONAL (TOBACCO PRODUCTS)                                                      1,929,080
      13,282   SCHLUMBERGER LIMITED (OIL & GAS EXTRACTION)                                                           791,607
                                                                                                                   5,564,375
                                                                                                             ---------------
TOTAL COMMON STOCKS (COST $378,903,764)                                                                          401,526,917
                                                                                                             ---------------
                                                                                               EXPIRATION
                                                                                                  DATE
                                                                                               -----------
RIGHTS: 0.05%
     253,600   AWB LIMITED RIGHTS (CONSUMER STAPLES)+(a)                                        10/21/2009            62,643
      59,583   BNP PARIBAS RIGHTS (DIVERSIFIED FINANCIAL SERVICES)+                                                  129,043
      38,200   FORTIS RIGHTS (INSURANCE-LIFE)(a)                                                                           0
TOTAL RIGHTS (COST $52,200)                                                                                          191,686
                                                                                                             ---------------
                                                                                      YIELD
                                                                                    --------
PREFERRED STOCKS: 0.36%
      12,591   VOLKSWAGEN AG PREFERRED (AUTO & TRUCK MANUFACTURERS)                    2.68%(t)                    1,466,455
                                                                                                             ---------------
TOTAL PREFERRED STOCKS (COST $951,301)                                                                             1,466,455
                                                                                                             ---------------
COLLATERAL FOR SECURITIES LENDING: 1.39%
COLLATERAL INVESTED IN BUSINESS TRUSTS: 1.39%
   5,593,009   BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND SERIES A                0.04(u)                    5,593,009
     198,242   BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND SERIES B(a)             0.00(u)                      158,593
                                                                                                                   5,751,602
                                                                                                             ---------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $5,791,251)                                                          5,751,602
                                                                                                             ---------------
SHORT-TERM INVESTMENTS: 1.92%
   7,933,324   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                             0.22(s)                    7,933,324
                                                                                                             ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $7,933,324)                                                                     7,933,324
                                                                                                             ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $393,631,840)*                                                       101.07%                           $   416,869,984
OTHER ASSETS AND LIABILITIES, NET                                           (1.07)                                (4,399,720)
                                                                           ------                            ---------------
TOTAL NET ASSETS                                                           100.00%                           $   412,470,264
                                                                           ------                            ---------------

               Wells Fargo Advantage International Stock Funds 59


Portfolio of Investments--September 30, 2009

INTERNATIONAL EQUITY FUND

+    Non-income earning securities.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security.

<<   All or a portion of this security is on loan.

(t)  Rate shown is the annual yield at period end.

(u)  Rate shown is the daily yield at period end.

(s)  Rate shown is the 1-day annualized yield at period end.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Wells Fargo Advantage Money Market Fund does not pay an investment advisory fee.

+++  Short-term security of an affiliate of the Fund with a cost of $7,933,324.

* Cost for federal income tax purposes is $410,272,613 and net unrealized appreciation (depreciation) consists of:

     Gross unrealized appreciation   $ 55,135,645
     Gross unrealized depreciation    (48,538,274)
                                     ------------
     Net unrealized appreciation     $  6,597,371

The accompanying notes are an integral part of these financial statements.

               60 Wells Fargo Advantage International Stock Funds


                        Statements of Assets and Liabilities--September 30, 2009


                                                                                           Asia Pacific
                                                                                               Fund
                                                                                           -------------
ASSETS
   Investments
      In securities, at value (including securities on loan) ...........................   $ 330,069,163
      Collateral received for securities loaned ........................................               0
      In affiliates ....................................................................      17,127,918
                                                                                           -------------
   Total investments at value (see cost below) .........................................     347,197,081
                                                                                           -------------
   Cash ................................................................................               0
   Receivable for Fund shares issued ...................................................         493,594
   Foreign currencies, at value ........................................................       7,507,311
   Receivable for investments sold .....................................................      14,046,840
   Receivables for dividends and interest ..............................................         975,593
   Receivable from investment advisor and affiliates ...................................               0
   Unrealized appreciation of forward foreign currency contracts .......................               0
                                                                                           -------------
Total assets ...........................................................................     370,220,419
                                                                                           -------------
LIABILITIES
   Foreign taxes payable ...............................................................         141,163
   Payable for Fund shares redeemed ....................................................         661,525
   Payable for investments purchased ...................................................       3,902,831
   Unrealized depreciation of forward foreign currency contracts .......................               0
   Payable upon receipt of securities loaned ...........................................               0
   Payable to investment advisor and affiliates ........................................         392,710
   Accrued expenses and other liabilities ..............................................         113,402
                                                                                           -------------
Total liabilities ......................................................................       5,211,631
                                                                                           -------------
TOTAL NET ASSETS .......................................................................   $ 365,008,788
                                                                                           =============
NET ASSETS CONSIST OF
   Paid-in capital .....................................................................   $ 536,564,004
   Undistributed net investment income .................................................       3,397,795
   Accumulated net realized loss on investments ........................................    (193,949,105)
   Net unrealized appreciation of investments ..........................................      18,996,094
   Net unrealized depreciation of collateral received for securities loaned ............               0
   Net unrealized depreciation of forward foreign currency contracts and transactions...               0
                                                                                           -------------
TOTAL NET ASSETS .......................................................................   $ 365,008,788
                                                                                           =============
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
   Net assets - Class A ................................................................   $  85,156,305
   Shares outstanding - Class A ........................................................       9,657,985
   Net asset value per share - Class A .................................................   $        8.82
   Maximum offering price per share - Class A(2) .......................................   $        9.36
   Net assets - Class B ................................................................              NA
   Shares outstanding - Class B ........................................................              NA
   Net asset value and offering price per share - Class B ..............................              NA
   Net assets - Class C ................................................................   $   1,111,541
   Shares outstanding - Class C ........................................................         128,220
   Net asset value and offering price per share - Class C ..............................   $        8.67
   Net assets - Administrator Class ....................................................              NA
   Shares outstanding - Administrator Class ............................................              NA
   Net asset value and offering price per share - Administrator Class ..................              NA
   Net assets - Institutional Class ....................................................              NA
   Shares outstanding - Institutional Class ............................................              NA
   Net asset value and offering price per share - Institutional Class ..................              NA
   Net assets - Investor Class .........................................................   $ 278,740,942
   Shares outstanding - Investor Class .................................................      31,632,182
   Net asset value and offering price per share - Investor Class .......................   $        8.81
                                                                                           -------------
Investments at cost ....................................................................   $ 328,118,918
                                                                                           -------------
Foreign currencies at cost .............................................................   $   7,438,253
                                                                                           -------------
Securities on loan, at value ...........................................................   $           0
                                                                                           -------------

----------
(1.) Each Fund has an unlimited number of authorized shares.

(2.) Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

               Wells Fargo Advantage International Stock Funds 61


Statements of Assets and Liabilities--September 30, 2009

   Emerging
Markets Equity   International   International
     Fund          Core Fund      Equity Fund
--------------   -------------   -------------


 $142,206,407    $  3,876,699    $ 403,185,058
    1,102,093             998        5,751,602
    6,303,051          54,915        7,933,324
 ------------    ------------    -------------
  149,611,551       3,932,612      416,869,984
 ------------    ------------    -------------
            0               0           50,005
       86,301               0           78,893
    1,272,458           1,405        1,799,766
    2,471,235         132,715        4,992,841
      448,124           5,811          936,386
            0          18,646                0
            0             314           10,544
 ------------    ------------    -------------
  153,889,669       4,091,503      424,738,419
 ------------    ------------    -------------

      400,039             122           29,618
      104,621          17,721          305,755
      187,045          84,384        4,895,139
            0          23,104          802,687
    1,102,093             998        5,751,602
      171,747               0          357,078
       51,821              13          126,276
 ------------    ------------    -------------
    2,017,366         126,342       12,268,155
 ------------    ------------    -------------
 $151,872,303    $  3,965,161    $ 412,470,264
 ============    ============    =============

 $190,169,439    $  6,482,191    $ 523,256,245
       12,476           7,649        6,457,855
  (40,937,851)     (3,287,309)    (139,697,007)
    2,813,676         785,670       23,284,963
     (185,437)           (250)         (39,649)
            0         (22,790)        (792,143)
 ------------    ------------    -------------
 $151,872,303    $  3,965,161    $ 412,470,264
 ============    ============    =============

 $126,951,359    $  2,547,092    $  31,741,575
    3,681,628         269,863        3,298,943
 $      34.48    $       9.44    $        9.62
 $      36.58    $      10.02    $       10.21
 $  3,508,052    $    989,969    $   1,738,952
      106,375         107,349          190,769
 $      32.98    $       9.22    $        9.12
 $  1,830,517    $    350,602    $     719,088
       55,730          37,679           80,090
 $      32.85    $       9.30    $        8.98
 $ 19,582,375    $     77,498    $ 261,003,674
      568,123           8,019       27,203,360
 $      34.47    $       9.66    $        9.59
           NA              NA    $  69,697,714
           NA              NA        7,259,733
           NA              NA    $        9.60
           NA              NA    $  47,569,261
           NA              NA        4,965,774
           NA              NA    $        9.58
 ------------    ------------    -------------
 $146,892,304    $  3,147,454    $ 393,631,840
 ------------    ------------    -------------
 $  1,255,783    $      1,340    $   1,772,317
 ------------    ------------    -------------
 $  1,035,293    $        955    $   5,371,143
 ------------    ------------    -------------

               62 Wells Fargo Advantage International Stock Funds


                 Statements of Operations--For the Year Ended September 30, 2009


                                                                             Asia Pacific
                                                                                 Fund
                                                                            -------------
INVESTMENT INCOME
   Dividends (1) ........................................................   $   8,500,032
   Interest .............................................................           2,352
   Interest from affiliated securities ..................................          86,023
   Securities lending income ............................................          27,780
                                                                            -------------
Total investment income .................................................       8,616,187
                                                                            -------------
EXPENSES
   Advisory fees ........................................................       3,121,200
   Administration fees
      Fund Level ........................................................         141,873
      Class A ...........................................................         123,443
      Class B ...........................................................              NA
      Class C ...........................................................           2,617
      Administrator Class ...............................................              NA
      Institutional Class ...............................................              NA
      Investor Class ....................................................         922,959
   Custody fees .........................................................         709,364
   Shareholder servicing fees
      Class A ...........................................................         104,918
      Class B ...........................................................              NA
      Class C ...........................................................           2,337
      Administrator Class ...............................................              NA
      Investor Class ....................................................         595,483
   Accounting fees ......................................................          50,951
   Distribution fees
      Class B ...........................................................              NA
      Class C ...........................................................           7,011
   Professional fees ....................................................         127,906
   Registration fees ....................................................          17,665
   Shareholder reports ..................................................          54,131
   Trustees' fees .......................................................          10,578
   Other fees and expenses ..............................................          38,946
                                                                            -------------
Total expenses ..........................................................       6,031,382
                                                                            -------------
LESS
   Waived fees ..........................................................      (1,363,634)
   Net expenses .........................................................       4,667,748
                                                                            -------------
Net investment income ...................................................       3,948,439
                                                                            -------------
REALIZED AND UNREALIZED (LOSS) ON INVESTMENTS
NET REALIZED LOSS FROM
   Securities, foreign currencies and foreign currency translation ......    (130,198,518)
   Collateral received for securities loaned ............................         (13,929)
   Forward foreign currency contracts ...................................               0
                                                                            -------------
Net realized loss from investments ......................................    (130,212,447)
                                                                            -------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   Securities, foreign currencies and foreign currency translation ......     141,256,095
   Collateral received for securities loaned ............................               0
   Forward foreign currency contracts ...................................               0
                                                                            -------------
Net change in unrealized appreciation (depreciation) of investments .....     141,256,095
                                                                            -------------
Net realized and unrealized gain (loss) on investments ..................      11,043,648
                                                                            -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .........   $  14,992,087
                                                                            =============
1 Net of foreign withholding taxes of ...................................   $     596,549

The accompanying notes are an integral part of these financial statements.

               Wells Fargo Advantage International Stock Funds 63


Statements of Operations--For the Year Ended September 30, 2009

   Emerging
Markets Equity   International   International
     Fund          Core Fund      Equity Fund
--------------   -------------   -------------
 $  3,044,823     $   103,254    $  10,276,364
          743               0                0
       56,355           1,238           97,687
       36,592           1,763          315,202
 ------------     -----------    -------------
    3,138,513         106,255       10,689,253
 ------------     -----------    -------------

    1,287,531          37,486        3,122,666

       58,524           1,973          164,351
      268,901           6,669           75,512
        7,714           2,840            5,046
        3,741             981            1,812
       16,921             200          207,284
           NA              NA           43,885
           NA              NA          143,495
      292,621           3,946          328,702

      239,798           5,954           67,421
        6,887           2,536            4,506
        3,341             875            1,618
       41,871             499          517,635
           NA              NA           92,858
       45,442          45,491          116,458

       20,661           7,607           13,518
       10,023           2,627            4,856
       46,992          56,781           78,586
       37,864          22,683           52,233
       35,247           3,047           91,967
       10,578          10,578           10,578
       20,766          20,294           79,305
 ------------     -----------    -------------
    2,455,423         233,067        5,224,292
 ------------     -----------    -------------

     (251,581)       (164,002)      (1,117,852)
    2,203,842          69,065        4,106,440
 ------------     -----------    -------------
      934,671          37,190        6,582,813
 ------------     -----------    -------------


  (41,542,066)     (2,913,356)    (130,953,883)
      (23,968)              0                0
            0         (17,732)               0
 ------------     -----------    -------------
  (41,566,034)     (2,931,088)    (130,953,883)
 ------------     -----------    -------------

   55,437,987       1,927,756      122,213,376
      (78,215)           (250)         (39,649)
            0         (22,790)        (792,143)
 ------------     -----------    -------------
   55,359,772       1,904,716      121,381,584
 ------------     -----------    -------------
   13,793,738      (1,026,372)      (9,572,299)
 ------------     -----------    -------------
 $ 14,728,409     $  (989,182)   $  (2,989,486)
 ============     ===========    =============
 $    355,140     $    13,136    $   1,140,314

               64 Wells Fargo Advantage International Stock Funds


                                             Statements of Changes in Net Assets

                                                                                                        ASIA PACIFIC FUND
                                                                                             -------------------------------------
                                                                                                   For the              For the
                                                                                                 Year Ended           Year Ended
                                                                                             September 30, 2009   September 30, 2008
                                                                                             ------------------   ------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ...............................................................         $ 371,815,029        $ 584,283,919
OPERATIONS
   Net investment income ..............................................................             3,948,439            3,142,617
   Net realized gain (loss) on investments ............................................          (130,212,447)         (38,976,956)
   Net change in unrealized appreciation (depreciation) of investments ................           141,256,095         (215,871,492)
                                                                                                -------------        -------------
Net increase (decrease) in net assets resulting from operations .......................            14,992,087         (251,705,831)
                                                                                                -------------        -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
      Class A .........................................................................               (91,233)                   0
      Class B .........................................................................                    NA                   NA
      Class C .........................................................................                     0                    0
      Administrator Class .............................................................                    NA                   NA
      Institutional Class .............................................................                    NA                   NA
      Investor Class ..................................................................               (64,334)                   0
   Net realized gains
      Class A .........................................................................                     0           (5,290,197)
      Class B .........................................................................                    NA                   NA
      Class C .........................................................................                     0              (56,488)
      Administrator Class .............................................................                    NA                   NA
      Institutional Class .............................................................                    NA                   NA
      Investor Class ..................................................................                     0          (98,963,318)
                                                                                                -------------        -------------
Total distributions to shareholders ...................................................              (155,567)        (104,310,003)
                                                                                                -------------        -------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A ................................................            71,967,560           77,830,412
   Proceeds from redemption fees - Class A ............................................                11,996                5,207
   Reinvestment of distributions - Class A ............................................                89,988            5,280,215
   Cost of shares redeemed - Class A ..................................................           (37,896,181)          (8,059,400)
                                                                                                -------------        -------------
   Net increase (decrease) in net assets resulting from capital share transactions
      - Class A .......................................................................            34,173,363           75,056,434
                                                                                                -------------        -------------
   Proceeds from shares sold - Class B ................................................                    NA                   NA
   Proceeds from redemption fees - Class B ............................................                    NA                   NA
   Reinvestment of distributions - Class B ............................................                    NA                   NA
   Cost of shares redeemed - Class B ..................................................                    NA                   NA
                                                                                                -------------        -------------
   Net increase (decrease) in net assets resulting from capital share transactions
      - Class B .......................................................................                    NA                   NA
                                                                                                -------------        -------------
   Proceeds from shares sold - Class C ................................................               565,649            1,631,907
   Proceeds from redemption fees - Class C ............................................                   235                   97
   Reinvestment of distributions - Class C ............................................                     0               56,109
   Cost of shares redeemed - Class C ..................................................              (516,298)            (216,294)
                                                                                                -------------        -------------
   Net increase (decrease) in net assets resulting from capital share transactions
      - Class C .......................................................................                49,586            1,471,819
                                                                                                -------------        -------------
   Proceeds from shares sold - Administrator Class ....................................                    NA                   NA
   Proceeds from redemption fees - Administrator Class ................................                    NA                   NA
   Reinvestment of distributions - Administrator Class ................................                    NA                   NA
   Cost of shares redeemed - Administrator Class ......................................                    NA                   NA
                                                                                                -------------        -------------
   Net increase (decrease) in net assets resulting from capital share transactions
      - Administrator Class ...........................................................                    NA                   NA
                                                                                                -------------        -------------
   Proceeds from shares sold - Institutional Class (Note 7) ...........................                    NA                   NA
   Proceeds from redemption fees - Institutional Class ................................                    NA                   NA
   Reinvestment of distributions - Institutional Class ................................                    NA                   NA
   Cost of shares redeemed - Institutional Class ......................................                    NA                   NA
                                                                                                -------------        -------------
   Net increase (decrease) in net assets resulting from capital share transactions
      - Institutional Class ...........................................................                    NA                   NA
                                                                                                -------------        -------------
   Proceeds from shares sold - Investor Class (Note 7) ................................            68,292,564          304,132,644
   Proceeds from redemption fees - Investor Class .....................................               115,686               68,924
   Reinvestment of distributions - Investor Class .....................................                69,036           92,482,938
   Cost of shares redeemed - Investor Class ...........................................          (124,342,996)        (329,665,815)
                                                                                                -------------        -------------
   Net increase (decrease) in net assets resulting from capital share transactions
      - Investor Class ................................................................           (55,865,710)          67,018,691
                                                                                                -------------        -------------
   Net increase (decrease) in net assets resulting from capital share transactions
      - Total .........................................................................           (21,642,761)         143,546,944
                                                                                                -------------        -------------
NET DECREASE IN NET ASSETS ............................................................            (6,806,241)        (212,468,890)
                                                                                                =============        =============
ENDING NET ASSETS .....................................................................         $ 365,008,788        $ 371,815,029
                                                                                                =============        =============
Ending balance of undistributed net investment income .................................         $   3,397,795        $     228,367
                                                                                                -------------        -------------

The accompanying notes are an integral part of these financial statements.

               Wells Fargo Advantage International Stock Funds 65


Statements of Changes in Net Assets

      EMERGING MARKETS EQUITY FUND                INTERNATIONAL CORE FUND                  INTERNATIONAL EQUITY FUND
---------------------------------------   ---------------------------------------   ---------------------------------------
      For the              For the              For the              For the              For the              For the
    Year Ended           Year Ended           Year Ended           Year Ended           Year Ended           Year Ended
September 30, 2009   September 30, 2008   September 30, 2009   September 30, 2008   September 30, 2009   September 30, 2008
------------------   ------------------   ------------------   ------------------   ------------------   ------------------

   $153,203,757         $ 261,556,470         $ 6,404,099          $10,835,115         $ 442,539,093        $ 833,797,097

        934,671             1,880,994              37,190              116,039             6,582,813           11,911,104
    (41,566,034)           25,243,915          (2,931,088)            (306,206)         (130,953,883)          57,775,582
     55,359,772          (107,639,401)          1,904,716           (3,076,993)          121,381,584         (290,228,095)
   ------------         -------------         -----------          -----------         -------------        -------------
     14,728,409          (80,514,492)            (989,182)          (3,267,160)           (2,989,486)        (220,541,409)
   ------------         -------------         -----------          -----------         -------------        -------------


       (262,002)                    0             (54,288)             (57,048)             (834,050)            (808,160)
              0                     0             (15,081)             (16,582)              (27,342)             (23,268)
              0                     0              (5,008)              (5,278)              (13,834)             (12,549)
       (163,718)                    0              (8,837)             (10,353)           (5,483,367)          (9,816,437)
             NA                    NA                  NA                   NA            (1,866,504)          (1,221,357)
             NA                    NA                  NA                   NA            (1,210,765)                   0

     (4,562,635)                    0                   0             (290,982)           (3,935,605)          (6,283,532)
       (141,751)                    0                   0             (192,797)             (310,070)            (904,571)
        (64,462)                    0                   0              (62,682)             (109,685)            (206,442)
       (932,128)                   NA                   0              (40,548)          (30,223,107)         (66,669,488)
             NA                    NA                  NA                   NA            (7,062,741)          (7,067,884)
             NA                    NA                  NA                   NA            (5,084,976)                   0
   ------------         -------------         -----------          -----------         -------------        -------------
     (6,126,696)                    0             (83,214)            (676,270)          (56,162,046)         (93,013,688)
   ------------         -------------         -----------          -----------         -------------        -------------

      7,096,778            14,370,554             300,818            1,365,698             1,857,926            6,219,912
          2,979                 2,831                 758                  758                 2,603                1,348
      4,579,571                     0              50,016              318,833             4,564,265            6,762,143
    (16,208,635)          (31,774,401)           (808,367)          (1,537,113)           (6,058,882)         (11,857,120)
   ------------         -------------         -----------          -----------         -------------        -------------

     (4,529,307)          (17,401,016)           (456,775)             148,176               365,912            1,126,283
   ------------         -------------         -----------          -----------         -------------        -------------
        125,273               569,121              83,818              484,653                50,843              583,498
            109                   105                 404                  404                   377                  178
        133,900                     0              14,268              200,841               324,807              869,991
       (605,208)           (2,446,686)           (554,163)          (1,174,066)           (1,141,584)          (4,862,805)
   ------------         -------------         -----------          -----------         -------------        -------------

       (345,926)           (1,877,460)           (455,673)            (488,168)             (765,557)          (3,409,138)
   ------------         -------------         -----------          -----------         -------------        -------------
        379,495               684,322              37,584              275,063                62,101              213,122
             47                    45                 124                  124                    75                   41
         60,876                     0               4,454               65,623               100,196              180,139
       (461,579)           (1,240,490)           (179,295)            (481,721)             (231,760)            (587,300)
   ------------         -------------         -----------          -----------         -------------        -------------

        (21,161)             (556,123)           (137,133)            (140,911)              (69,388)            (193,998)
   ------------         -------------         -----------          -----------         -------------        -------------
        967,777             6,480,113           1,580,541               41,767            68,497,058           55,813,975
            630                   607                  96                   96                26,011               13,531
        888,666                     0               8,668                2,166            20,422,298           52,422,745
     (6,893,846)          (14,484,342)         (1,906,266)             (50,712)          (82,258,132)        (265,279,736)
   ------------         -------------         -----------          -----------         -------------        -------------

     (5,036,773)           (8,003,622)           (316,961)              (6,683)            6,687,235         (157,029,485)
   ------------         -------------         -----------          -----------         -------------        -------------
             NA                    NA                  NA                   NA            13,300,100           19,019,393
             NA                    NA                  NA                   NA                 3,140                1,582
             NA                    NA                  NA                   NA             8,922,202            8,289,241
             NA                    NA                  NA                   NA            (6,416,092)          (3,167,648)
   ------------         -------------         -----------          -----------         -------------        -------------

             NA                    NA                  NA                   NA            15,809,350           24,142,568
   ------------         -------------         -----------          -----------         -------------        -------------
             NA                    NA                  NA                   NA             6,257,397           59,283,557
             NA                    NA                  NA                   NA                   941                  118
             NA                    NA                  NA                   NA             6,186,784                    0
             NA                    NA                  NA                   NA            (5,389,971)          (1,622,812)
   ------------         -------------         -----------          -----------         -------------        -------------

             NA                    NA                  NA                   NA             7,055,151           57,660,863
   ------------         -------------         -----------          -----------         -------------        -------------
     (9,933,167)          (27,838,221)         (1,366,542)            (487,586)           29,082,703         (77,702,907)
   ------------         -------------         -----------          -----------         -------------        -------------
     (1,331,454)         (108,352,713)         (2,438,938)          (4,431,016)          (30,068,829)        (391,258,004)
   ============         =============         ===========          ===========         =============        =============
   $151,872,303         $ 153,203,757         $ 3,965,161          $ 6,404,099         $ 412,470,264        $ 442,539,093
   ============         =============         ===========          ===========         =============        =============
   $     12,476         $     425,686         $     7,649          $    58,007         $   6,457,855        $   9,225,028
   ------------         -------------         -----------          -----------         -------------        -------------

               66 Wells Fargo Advantage International Stock Funds


                                             Statements of Changes in Net Assets

                                                                                                        ASIA PACIFIC FUND
                                                                                             ---------------------------------------
                                                                                                   For the              For the
                                                                                                 Year Ended           Year Ended
                                                                                             September 30, 2009   September 30, 2008
                                                                                             ------------------   ------------------
SHARES ISSUED AND REDEEMED
   Shares sold - Class A ..................................................................       9,011,062            5,665,448
   Shares issued in reinvestment of distributions - Class A ...............................          13,760              399,410
   Shares redeemed - Class A ..............................................................      (4,768,052)            (690,843)
                                                                                                -----------          -----------
   Net increase (decrease) in shares outstanding - Class A ................................       4,256,770           (5,374,015)
                                                                                                -----------          -----------
   Shares sold - Class B ..................................................................              NA                   NA
   Shares issued in reinvestment of distributions - Class B ...............................              NA                   NA
   Shares redeemed - Class B ..............................................................              NA                   NA
                                                                                                -----------          -----------
   Net increase (decrease) in shares outstanding - Class B ................................              NA                   NA
                                                                                                -----------          -----------
   Shares sold - Class C ..................................................................          85,215              128,293
   Shares issued in reinvestment of distributions - Class C ...............................               0                4,260
   Shares redeemed - Class C ..............................................................         (73,641)             (18,674)
                                                                                                -----------          -----------
   Net increase (decrease) in shares outstanding - Class C ................................          11,574             (113,879)
                                                                                                -----------          -----------
   Shares sold - Administrator Class ......................................................              NA                   NA
   Shares issued in reinvestment of distributions - Administrator Class ...................              NA                   NA
   Shares redeemed - Administrator Class ..................................................              NA                   NA
                                                                                                -----------          -----------
   Net increase (decrease) in shares outstanding - Administrator Class ....................              NA                   NA
                                                                                                -----------          -----------
   Shares sold - Institutional Class ......................................................              NA                   NA
   Shares issued in reinvestment of distributions - Institutional Class ...................              NA                   NA
   Shares redeemed - Institutional Class ..................................................              NA                   NA
                                                                                                -----------          -----------
   Net increase (decrease) in shares outstanding - Institutional Class ....................              NA                   NA
                                                                                                -----------          -----------
   Shares sold - Investor Class ...........................................................       9,886,240           24,065,492
   Shares issued in reinvestment of distributions - Investor Class ........................          10,503            7,006,282
   Shares redeemed - Investor Class .......................................................     (18,517,314)         (27,717,751)
                                                                                                -----------          -----------
   Net increase (decrease) in shares outstanding - Investor Class .........................      (8,620,571)          (3,354,023)
                                                                                                -----------          -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS ...      (4,352,227)          (8,841,917)
                                                                                                ===========          ===========

The accompanying notes are an integral part of these financial statements.

               Wells Fargo Advantage International Stock Funds 67


Statements of Changes in Net Assets

      EMERGING MARKETS EQUITY FUND                INTERNATIONAL CORE FUND                  INTERNATIONAL EQUITY FUND
---------------------------------------   ---------------------------------------   ---------------------------------------
      For the              For the              For the              For the              For the              For the
    Year Ended           Year Ended           Year Ended           Year Ended           Year Ended           Year Ended
September 30, 2009   September 30, 2008   September 30, 2009   September 30, 2008   September 30, 2009   September 30, 2008
------------------   ------------------   ------------------   ------------------   ------------------   ------------------

      265,125              305,757               36,688               92,989               241,040              382,102
      211,235                    0                5,968               20,683               602,566              401,136
     (660,055)            (703,060)            (100,113)            (107,914)             (782,007)            (762,566)
     --------             --------             --------             --------           -----------          -----------
     (183,695)            (397,303)             (57,457)               5,758                61,599               20,672
     --------             --------             --------             --------           -----------          -----------
        4,820               12,799                9,841               31,279                 6,253               35,817
        6,450                    0                1,732               13,299                45,702               54,573
      (25,595)             (58,634)             (69,722)             (85,450)             (151,513)            (317,186)
     --------             --------             --------             --------           -----------          -----------
      (14,325)             (45,835)             (58,149)             (40,872)              (99,558)            (226,796)
     --------             --------             --------             --------           -----------          -----------
       15,606               15,337                5,170               19,325                 8,892               13,152
        2,944                    0                  536                4,319                14,241               11,352
      (20,331)             (28,774)             (22,777)             (35,518)              (33,613)             (40,134)
     --------             --------             --------             --------           -----------          -----------
       (1,781)             (13,437)             (17,071)             (11,874)              (10,480)             (15,630)
     --------             --------             --------             --------           -----------          -----------
       41,277              137,968              194,651                2,666             9,337,306            3,626,061
       40,749                    0                1,011                  139             2,701,215            3,112,329
     (299,364)            (312,042)            (233,371)              (3,145)          (10,007,572)         (16,978,051)
     --------             --------             --------             --------           -----------          -----------
     (217,338)            (174,074)             (37,709)                (340)            2,030,949          (10,239,661)
     --------             --------             --------             --------           -----------          -----------
           NA                   NA                   NA                   NA             1,706,745            1,257,261
           NA                   NA                   NA                   NA             1,178,135              491,977
           NA                   NA                   NA                   NA              (726,717)            (225,626)
     --------             --------             --------             --------           -----------          -----------
           NA                   NA                   NA                   NA             2,158,163            1,523,612
     --------             --------             --------             --------           -----------          -----------
           NA                   NA                   NA                   NA               799,623            4,151,667
           NA                   NA                   NA                   NA               818,321                    0
           NA                   NA                   NA                   NA              (680,448)            (123,389)
     --------             --------             --------             --------           -----------          -----------
           NA                   NA                   NA                   NA               937,496            4,028,278
     --------             --------             --------             --------           -----------          -----------
     (417,139)            (630,649)            (170,386)             (47,328)            5,078,169           (4,909,525)
     ========             ========             ========             ========           ===========          ===========

               68 Wells Fargo Advantage International Stock Funds


                                                            Financial Highlights

                                              Beginning       Net       Net Realized    Distributions    Distributions
                                              Net Asset   Investment   and Unrealized     from Net         from Net
                                              Value Per     Income       Gain (Loss)     Investment     Realized Gains
                                                Share       (Loss)     on Investments      Income
                                              ---------   ----------   --------------   -------------   --------------
ASIA PACIFIC FUND
Class A
October 1, 2008 to September 30, 2009 .....     $ 8.14     0.11(2)          0.59          (0.02)             0.00
October 1, 2007 to September 30, 2008 .....     $15.83     0.09(2)         (5.20)          0.00             (2.58)
August 1, 2007(3) to September 30, 2007 ...     $14.75     0.01             1.07           0.00              0.00
Class C
October 1, 2008 to September 30, 2009 .....     $ 8.05     0.05(2)          0.57           0.00              0.00
October 1, 2007 to September 30, 2008 .....     $15.81     0.04(2)         (5.22)          0.00             (2.58)
August 1, 2007(3) to September 30, 2007 ...     $14.75     0.00             1.06           0.00              0.00
Investor Class
October 1, 2008 to September 30, 2009 .....     $ 8.12     0.09(2)          0.60          (0.00)(7)          0.00
October 1, 2007 to September 30, 2008 .....     $15.82     0.06(2)         (5.18)          0.00             (2.58)
October 1, 2006 to September 30, 2007 .....     $12.56     0.05             4.97          (0.03)            (1.73)
October 1, 2005 to September 30, 2006 .....     $11.53     0.07             2.02          (0.06)            (1.00)
January 1, 2005 to September 30, 2005(5) ..     $10.22     0.07             1.47          (0.05)            (0.18)
January 1, 2004 to December 31, 2004 ......     $ 8.98     0.05             1.75(4)       (0.03)            (0.53)
EMERGING MARKETS EQUITY FUND
Class A
October 1, 2008 to September 30, 2009 .....     $31.76     0.22(2)          3.81          (0.07)            (1.24)
October 1, 2007 to September 30, 2008 .....     $47.97     0.36(2)        (16.57)          0.00              0.00
October 1, 2006 to September 30, 2007 .....     $33.06     0.02(2)         14.93          (0.04)             0.00
October 1, 2005 to September 30, 2006 .....     $27.59     0.58             5.40          (0.51)             0.00
October 1, 2004 to September 30, 2005 .....     $20.62     0.13(2)          6.84           0.00              0.00
Class B
October 1, 2008 to September 30, 2009 .....     $30.58     0.00(2, 7)       3.64           0.00             (1.24)
October 1, 2007 to September 30, 2008 .....     $46.55     0.00(2, 7)     (15.97)          0.00              0.00
October 1, 2006 to September 30, 2007 .....     $32.29    (0.27)(2)        14.53           0.00              0.00
October 1, 2005 to September 30, 2006 .....     $27.02     0.30             5.33          (0.36)             0.00
October 1, 2004 to September 30, 2005 .....     $20.34    (0.03)(2)         6.71           0.00              0.00
Class C
October 1, 2008 to September 30, 2009 .....     $30.45     0.00(2, 7)       3.64           0.00             (1.24)
October 1, 2007 to September 30, 2008 .....     $46.37     0.01(2)        (15.93)          0.00              0.00
October 1, 2006 to September 30, 2007 .....     $32.17    (0.27)(2)        14.47           0.00              0.00
October 1, 2005 to September 30, 2006 .....     $26.87     0.31             5.28          (0.29)             0.00
October 1, 2004 to September 30, 2005 .....     $20.24    (0.05)(2)         6.68           0.00              0.00
Administrator Class
October 1, 2008 to September 30, 2009 .....     $31.84     0.26(2)          3.82          (0.21)            (1.24)
October 1, 2007 to September 30, 2008 .....     $47.96     0.49(2)        (16.61)          0.00              0.00
October 1, 2006 to September 30, 2007 .....     $33.04     0.07(2)         14.99          (0.14)             0.00
October 1, 2005 to September 30, 2006 .....     $27.58     0.69             5.36          (0.59)             0.00
October 1, 2004 to September 30, 2005 .....     $20.55     0.22(2)          6.81           0.00              0.00

(1.) Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.

(2.) Calculated based upon average shares outstanding.

(3.) Commencement of class operations.

(4.) Includes $0.01 in redemption fees.

(5.) The Fund changed its fiscal year-end from December 31 to September 30.

(6.) Amount is less than 0.005%.

(7.) Amount is less than $0.005.

The accompanying notes are an integral part of these financial statements.

               Wells Fargo Advantage International Stock Funds 69


Financial Highlights

                 Ratio to Average Net Assets
  Ending                (Annualized)
Net Asset   ------------------------------------               Portfolio    Net Assets at
Value Per   Net Investment     Gross       Net       Total     Turnover     End of Period
  Share      Income (Loss)   Expenses   Expenses   Return(1)     Rate      (000's omitted)
---------   --------------   --------   --------   ---------   ---------   ---------------
  $ 8.82         1.56%         2.03%      1.60%       8.64%       185%         $ 85,156
  $ 8.14         0.77%         1.99%      1.60%     (38.53)%      187%         $ 43,946
  $15.83         0.93%         1.91%      1.50%       7.32%       184%         $    431

  $ 8.67         0.73%         2.79%      2.35%       7.70%       185%         $  1,112
  $ 8.05         0.36%         2.71%      2.35%     (39.10)%      187%         $    939
  $15.81         0.08%         2.64%      2.25%       7.19%       184%         $     44

  $ 8.81         1.36%         2.14%      1.65%       8.53%       185%         $278,741
  $ 8.12         0.52%         2.01%      1.65%     (38.63)%      187%         $326,929
  $15.82         0.34%         1.95%      1.65%      44.31%       184%         $583,810
  $12.56         0.65%         1.96%      1.65%      19.38%       167%         $373,744
  $11.53         1.08%         1.92%      1.69%      15.38%       117%         $186,088
  $10.22         0.57%         1.80%      1.74%      20.45%       153%         $126,395


  $34.48         0.79%         2.10%      1.90%      15.14%       127%         $126,951
  $31.76         0.79%         2.01%      1.90%     (33.79)%      173%         $122,754
  $47.97         0.06%         2.04%      1.90%      45.23%       149%         $204,496
  $33.06         1.87%         2.01%      1.90%      21.95%       103%         $162,525
  $27.59         0.54%         2.03%      1.90%      33.80%       184%         $157,107

  $32.98         0.03%         2.85%      2.65%      14.29%       127%         $  3,508
  $30.58         0.00%         2.76%      2.65%     (34.31)%      173%         $  3,690
  $46.55        (0.70)%        2.79%      2.65%      44.16%       149%         $  7,752
  $32.29         0.89%         2.76%      2.65%      21.01%       103%         $  6,310
  $27.02        (0.12)%        2.77%      2.65%      32.84%       184%         $  4,242

  $32.85         0.02%         2.85%      2.65%      14.35%       127%         $  1,831
  $30.45         0.02%         2.75%      2.65%     (34.33)%      173%         $  1,751
  $46.37        (0.70)%        2.79%      2.65%      44.14%       149%         $  3,290
  $32.17         1.00%         2.76%      2.65%      20.96%       103%         $  3,122
  $26.87        (0.20)%        2.77%      2.65%      32.76%       184%         $  2,632

  $34.47         1.02%         1.91%      1.60%      15.52%       127%         $ 19,582
  $31.84         1.07%         1.83%      1.60%     (33.61)%      173%         $ 25,008
  $47.96         0.18%         1.86%      1.60%      45.73%       149%         $ 46,018
  $33.04         2.10%         1.83%      1.60%      22.26%       103%         $ 76,362
  $27.58         0.92%         1.76%      1.60%      34.21%       184%         $ 73,406

               70 Wells Fargo Advantage International Stock Funds


                                                            Financial Highlights


                                               Beginning       Net       Net Realized    Distributions
                                               Net Asset   Investment   and Unrealized     from Net       Distributions
                                               Value Per     Income       Gain (Loss)     Investment        from Net
                                                 Share       (Loss)     on Investments      Income       Realized Gains
                                               ---------   ----------   --------------   -------------   --------------
INTERNATIONAL CORE FUND
Class A
October 1, 2008 to September 30, 2009 ......     $10.87       0.13          (1.38)           (0.18)           0.00
October 1, 2007 to September 30, 2008 ......     $17.04       0.22(2)       (5.32)           (0.17)          (0.90)
October 1, 2006 to September 30, 2007 ......     $14.15       0.17           3.13            (0.12)          (0.29)
October 1, 2005 to September 30, 2006 ......     $13.98       0.16           1.58            (0.12)          (1.45)
January 1, 2005 to September 30, 2005(5) ...     $13.16       0.11           0.74             0.00           (0.03)
January 1, 2004 to December 31, 2004 .......     $11.47       0.28(2)        1.93            (0.25)          (0.27)
Class B
October 1, 2008 to September 30, 2009 ......     $10.62       0.01          (1.30)           (0.11)           0.00
October 1, 2007 to September 30, 2008 ......     $16.69       0.10(2)       (5.20)           (0.07)          (0.90)
October 1, 2006 to September 30, 2007 ......     $13.93       0.08           3.04            (0.07)          (0.29)
October 1, 2005 to September 30, 2006 ......     $13.90       0.08           1.54            (0.14)          (1.45)
January 1, 2005 to September 30, 2005(5) ...     $13.13       0.14           0.66             0.00           (0.03)
January 1, 2004 to December 31, 2004 .......     $11.45       0.28(2)        1.92            (0.25)          (0.27)
Class C
October 1, 2008 to September 30, 2009 ......     $10.69       0.02          (1.32)           (0.09)           0.00
October 1, 2007 to September 30, 2008 ......     $16.78       0.10(2)       (5.22)           (0.07)          (0.90)
October 1, 2006 to September 30, 2007 ......     $13.97       0.07           3.08            (0.05)          (0.29)
October 1, 2005 to September 30, 2006 ......     $13.88       0.05           1.58            (0.09)          (1.45)
January 1, 2005 to September 30, 2005(5) ...     $13.12       0.11           0.68             0.00           (0.03)
January 1, 2004 to December 31, 2004 .......     $11.43       0.28(2)        1.93            (0.25)          (0.27)
Administrator Class
October 1, 2008 to September 30, 2009 ......     $11.01       0.01          (1.25)           (0.11)           0.00
October 1, 2007 to September 30, 2008 ......     $17.26       0.26(2)       (5.38)           (0.23)          (0.90)
October 1, 2006 to September 30, 2007 ......     $14.19       0.43           2.93             0.00           (0.29)
October 1, 2005 to September 30, 2006 ......     $13.99       0.24           1.52            (0.11)          (1.45)
April 11, 2005(3) to September 30, 2005 ....     $13.23       0.08           0.68             0.00            0.00
INTERNATIONAL EQUITY FUND
Class A
October 1, 2008 to September 30, 2009 ......     $11.68       0.14(2)       (0.69)           (0.23)          (1.28)
October 1, 2007 to September 30, 2008 ......     $19.49       0.31(2)       (5.91)           (0.23)          (1.98)
October 1, 2006 to September 30, 2007 ......     $15.91       0.24(2)        3.51            (0.17)           0.00
October 1, 2005 to September 30, 2006 ......     $13.69       0.17(2)        2.20            (0.15)           0.00
October 1, 2004 to September 30, 2005 ......     $11.09       0.17           2.43            (0.00)           0.00
Class B
October 1, 2008 to September 30, 2009 ......     $11.07       0.07(2)       (0.64)           (0.10)          (1.28)
October 1, 2007 to September 30, 2008 ......     $18.52       0.16(2)       (5.58)           (0.05)          (1.98)
October 1, 2006 to September 30, 2007 ......     $15.13       0.07(2)        3.36            (0.04)           0.00
October 1, 2005 to September 30, 2006 ......     $13.03       0.07(2)        2.08            (0.05)           0.00
October 1, 2004 to September 30, 2005 ......     $10.62       0.07           2.34            (0.00)           0.00
Class C
October 1, 2008 to September 30, 2009 ......     $10.98       0.07(2)       (0.65)           (0.14)          (1.28)
October 1, 2007 to September 30, 2008 ......     $18.46       0.17(2)       (5.56)           (0.11)          (1.98)
October 1, 2006 to September 30, 2007 ......     $15.10       0.09(2)        3.34            (0.07)           0.00
October 1, 2005 to September 30, 2006 ......     $13.00       0.07(2)        2.09            (0.06)           0.00
October 1, 2004 to September 30, 2005 ......     $10.60       0.06           2.34             0.00            0.00
Administrator Class
October 1, 2008 to September 30, 2009 ......     $11.67       0.16(2)       (0.70)           (0.26)          (1.28)
October 1, 2007 to September 30, 2008 ......     $19.48       0.31(2)       (5.87)           (0.27)          (1.98)
October 1, 2006 to September 30, 2007 ......     $15.90       0.26(2)        3.53            (0.21)           0.00
October 1, 2005 to September 30, 2006 ......     $13.69       0.23(2)        2.17            (0.19)           0.00
October 1, 2004 to September 30, 2005 ......     $11.08       0.17           2.48            (0.04)           0.00
Institutional Class
October 1, 2008 to September 30, 2009 ......     $11.69       0.18(2)       (0.70)           (0.29)          (1.28)
October 1, 2007 to September 30, 2008 ......     $19.50       0.38(2)       (5.90)           (0.31)          (1.98)
October 1, 2006 to September 30, 2007 ......     $15.91       0.45(2)        3.37            (0.23)           0.00
August 31, 2006(30 to September 30, 2006 ...     $15.84       0.02(2)        0.05             0.00            0.00
Investor Class
October 1, 2008 to September 30, 2009 ......     $11.68       0.14(2)       (0.70)           (0.26)          (1.28)
July 18, 2008(3) to September 30, 2008 .....     $14.27       0.04(2)       (2.63)            0.00            0.00

The accompanying notes are an integral part of these financial statements.

               Wells Fargo Advantage International Stock Funds 71


Financial Highlights

                      Ratio to Average
 Ending            Net Assets (Annualized)
Net Asset   ------------------------------------               Portfolio    Net Assets at
Value Per   Net Investment     Gross       Net       Total     Turnover     End of Period
  Share      Income (Loss)   Expenses   Expenses   Return(1)     Rate      (000's omitted)
---------   --------------   --------   --------   ---------   ---------   ---------------


  $ 9.44         1.29%         5.75%      1.50%     (11.34)%      197%         $  2,547
  $10.87         1.55%         3.31%      1.50%     (31.74)%       54%         $  3,558
  $17.04         1.37%         2.78%      1.50%      23.68%        61%         $  5,478
  $14.15         1.61%         4.04%      1.50%      13.75%        36%         $  2,745
  $13.98         1.82%         5.94%      0.98%       6.48%        37%         $  1,299
  $13.16         2.33%         4.78%      0.01%      19.38%        28%         $    757

  $ 9.22         0.50%         6.42%      2.25%     (12.03)%      197%         $    990
  $10.62         0.72%         4.05%      2.25%     (32.24)%       54%         $  1,757
  $16.69         0.55%         3.53%      2.25%      22.81%        61%         $  3,444
  $13.93         0.72%         4.86%      2.25%      12.93%        36%         $  2,616
  $13.90         1.58%         6.88%      1.44%       6.11%        37%         $  1,702
  $13.13         2.32%         5.52%      0.00%(6)   19.32%        28%         $  1,218

  $ 9.30         0.50%         6.40%      2.25%     (12.01)%      197%         $    351
  $10.69         0.73%         4.04%      2.25%     (32.19)%       54%         $    585
  $16.78         0.56%         3.53%      2.25%      22.95%        61%         $  1,118
  $13.97         0.77%         4.87%      2.25%      12.99%        36%         $    637
  $13.88         1.51%         6.73%      1.40%       6.04%        37%         $    325
  $13.12         2.31%         5.51%      0.00%(6)   19.44%        28%         $    317

  $ 9.66        (0.23)%        4.28%      1.25%     (11.13)%      197%         $     77
  $11.01         1.76%         3.15%      1.25%     (31.55)%       54%         $    504
  $17.26         1.57%         2.66%      1.25%      24.00%        61%         $    795
  $14.19         1.95%         4.01%      1.25%      13.95%        36%         $     30
  $13.99         1.53%         5.60%      1.41%       5.74%       106%         $     16


  $ 9.62         1.76%         1.76%      1.41%      (0.78)%      123%         $ 31,742
  $11.68         1.93%         1.67%      1.48%     (32.12)%       62%         $ 37,819
  $19.49         1.32%         1.70%      1.50%      23.68%        49%         $ 62,693
  $15.91         1.16%         1.67%      1.50%      17.50%        44%         $ 52,243
  $13.69         1.24%         1.66%      1.50%      23.48%        46%         $ 57,496

  $ 9.12         0.93%         2.51%      2.16%      (1.50)%      123%         $  1,739
  $11.07         1.03%         2.43%      2.23%     (32.61)%       62%         $  3,213
  $18.52         0.39%         2.45%      2.25%      22.73%        49%         $  9,579
  $15.13         0.49%         2.42%      2.25%      16.57%        44%         $ 15,385
  $13.03         0.49%         2.41%      2.25%      22.69%        46%         $ 14,653

  $ 8.98         0.92%         2.51%      2.16%      (1.47)%      123%         $    719
  $10.98         1.11%         2.42%      2.23%     (32.64)%       62%         $    995
  $18.46         0.54%         2.45%      2.25%      22.76%        49%         $  1,961
  $15.10         0.49%         2.42%      2.25%      16.65%        44%         $  1,652
  $13.00         0.42%         2.41%      2.25%      22.64%        46%         $  1,512

  $ 9.59         2.02%         1.58%      1.25%      (0.66)%      123%         $261,004
  $11.67         1.92%         1.50%      1.25%     (31.98)%       62%         $293,831
  $19.48         1.48%         1.52%      1.25%      24.00%        49%         $689,808
  $15.90         1.52%         1.49%      1.25%      17.74%        44%         $698,778
  $13.69         1.54%         1.41%      1.25%      23.94%        46%         $594,488

  $ 9.60         2.30%         1.31%      0.99%      (0.41)%      123%         $ 69,698
  $11.69         2.46%         1.23%      1.04%     (31.79)%       62%         $ 59,620
  $19.50         2.43%         1.22%      1.05%      24.22%        49%         $ 69,756
  $15.91         1.77%         1.29%      0.89%       0.44%        44%         $     10

  $ 9.58         1.75%         1.87%      1.46%      (0.82)%      123%         $ 47,569
  $11.68         1.60%         1.85%      1.46%     (18.15)%       62%         $ 47,062

               72 Wells Fargo Advantage International Stock Funds


                                                   Notes to Financial Statements

1. ORGANIZATION

Wells Fargo Funds Trust (the "Trust") is an open-end investment management company registered under the Investment Act of 1940, as amended (the "1940 Act"). These financial statements report on the Wells Fargo Advantage Asia Pacific Fund ("Asia Pacific Fund"), Wells Fargo Advantage Emerging Markets Equity Fund ("Emerging Markets Equity Fund"), Wells Fargo Advantage International Core Fund ("International Core Fund"), and Wells Fargo Advantage International Equity Fund ("International Equity Fund"), (each, a "Fund", collectively, the "Funds"). Each Fund is a diversified series of the Trust, a Delaware statutory trust organized on November 8, 1999.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Fund, are in conformity with U.S. Generally Accepted Accounting Principles ("GAAP") which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Management has considered the circumstances under which the Funds should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through November 25, 2009, which represents the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

SECURITIES VALUATION

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

Debt securities of sufficient credit quality with original maturities of 60 days or less, generally are valued at amortized cost which approximates market value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates fair value.

Investments in open-end mutual funds are valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

The valuation techniques used by the Funds to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

               Wells Fargo Advantage International Stock Funds 73


Notes to Financial Statements

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities, at fiscal period-end, resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities at fiscal period-end are not separately presented. Such changes are recorded with net realized and unrealized gain from investments. Gains and loses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

FORWARD FOREIGN CURRENCY CONTRACTS

Certain Funds may be subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on foreign currency related transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund's exposure to the counterparty.

SECURITY LOANS

The Funds may loan securities in return for securities, irrevocable letters of credit or cash collateral, which is invested in various short-term fixed income securities. A Fund may receive compensation for lending securities in the form of fees payable by the borrower or by retaining a portion of interest on the investment securities purchased with cash received as collateral (after payment of a "broker rebate fee" to the borrower). A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral, although the loans may not be fully supported at all times if, for example, the instruments in which cash collateral is invested decline in value or the borrower fails to provide additional collateral when required in a timely manner or at all. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. Cash collateral received by a Fund pursuant to these loans generally is invested on behalf of the Fund by the securities lending agent in securities that, at the time of investment, are considered high-quality short-term debt investments (including money market instruments) and have been evaluated and approved by the Fund's adviser and are permissible investments for the Fund. A risk from securities lending is that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. In either case, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities.

Wells Fargo Bank, N.A. ("WFB") acts as the securities lending agent for the Funds and receives for its services 25% of the revenues earned on the securities lending activities and incurs all expenses. The securities lending agent may make payments to borrowers and placing brokers, who may not be affiliated, directly or indirectly, with the Trust, the adviser or the distributor. For the year ended September 30, 2009, WFB waived its share of revenues earned on securities lending activities. Such waivers by WFB have the impact of increasing securities lending income on the Statements of Operations. For foreign equity securities, Bank of New York Mellon serves as the securities lending sub-agent and receives for its services 20% of the revenues earned on the securities lending activities that it conducts with respect to foreign equity securities. The value of the securities on loan, the related collateral and the liability to return the collateral at September 30, 2009, are shown on the Statements of Assets and Liabilities.

               74 Wells Fargo Advantage International Stock Funds


                                                   Notes to Financial Statements

STRUCTURED INVESTMENT VEHICLES

The Funds may invest in structured debt securities, such as those issued by Structured Investment Vehicles ("SIVs"). SIVs invest in a diversified pool of underlying securities, which may include finance company debt and structured finance assets, residential mortgage-backed securities, commercial mortgage-backed securities, collateralized loan obligations, collateralized debt obligations and other asset backed securities. The ability of a SIV to repay debt depends primarily on the cash collections received from the SIV's underlying asset portfolio, which may include certain assets such as subprime mortgages that are subject to heightened risks of credit quality or market value deterioration under the continuing adverse conditions in the U.S. credit markets, and on the ability to obtain short-term funding through the issuance of new debt. Investments in these securities present increased credit and liquidity risks as there could be losses to a Fund in the event of credit or market value deterioration in a SIV's underlying portfolio, mismatches in the timing of the cash flows of the underlying asset interests and the repayment obligations of maturing securities issued by a SIV, or a SIV's inability to issue new debt.

As of September 30, 2009, the following Fund owned SIVs which are currently in default and valued at fair value in the Portfolio of Investments or have been restructured following default, including the percentage of each Fund's net assets invested in these securities:

                               Defaulted SIVs   % of Net
                                   (Value)       Assets
                               --------------   --------
EMERGING MARKETS EQUITY FUND       $84,049       0.06%

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

DISTRIBUTIONS TO SHAREHOLDERS

Net investment income, if any, is declared and distributed to shareholders annually. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications. At September 30, 2009, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statements of Assets and Liabilities:

                                Undistributed   Accumulated Net
                               Net Investment    Realized Loss
                                   Income        on Investments   Paid-in Capital
                               --------------   ---------------   ---------------
ASIA PACIFIC FUND                $(623,444)        $  468,013      $   155,431
EMERGING MARKETS EQUITY FUND      (922,161)           934,541          (12,380)
INTERNATIONAL CORE FUND             (4,334)             4,334                0
INTERNATIONAL EQUITY FUND           85,876          2,926,281       (3,012,157)

FEDERAL AND OTHER TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

               Wells Fargo Advantage International Stock Funds 75


Notes to Financial Statements

Each Fund's income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. At September 30, 2009, estimated net capital loss carryforwards, which are available to offset future net realized capital gains, were as follows:

                                           Expiration
                                 2010         2011         2017
                              ----------   ----------   -----------
ASIA PACIFIC FUND             $        0   $        0   $95,221,400
EMERGING MARKET EQUITY FUND            0            0    10,092,520
INTERNATIONAL CORE FUND                0            0       730,379
INTERNATIONAL EQUITY FUND      2,147,869    1,709,784    16,110,795

At September 30, 2009, current year deferred post-October capital and currency losses, which will be treated as realized for tax purposes on the first day of the succeeding year were:

                                Deferred        Deferred
                              Post-October    Post-October
                              Capital Loss   Currency Loss
                              ------------   -------------
ASIA PACIFIC FUND             $ 98,035,806      $     0
EMERGING MARKET EQUITY FUND     30,536,443            0
INTERNATIONAL CORE FUND          2,468,276       44,860
INTERNATIONAL EQUITY FUND      103,194,011            0

CLASS ALLOCATIONS

The separate classes of shares offered by each Fund differ principally in applicable sales charges, distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Funds' investments. These inputs are summarized into three broad levels as follows:

-    Level 1 - quoted prices in active markets for identical investments

- Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

- Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

               76 Wells Fargo Advantage International Stock Funds


                                                   Notes to Financial Statements

The following is a summary of the inputs used as of September 30, 2009 in valuing the Funds' investments in securities:

                                                                                   Significant
                                                              Significant Other   Unobservable
                                               Quoted Price   Observable Inputs      Inputs
INVESTMENTS IN SECURITIES                         Level 1          Level 2           Level 3        Total
-------------------------                      ------------   -----------------   ------------   ------------
ASIA PACIFIC FUND
Equity securities
   Common stocks                               $325,325,509       $        0       $1,890,104    $327,215,613
   Rights                                           125,316                0                0         125,316
Other                                                     0        2,728,234                0       2,728,234
Short-term investments                           17,127,918                0                0      17,127,918
                                               $342,578,743       $2,728,234       $1,890,104    $347,197,081
EMERGING MARKET EQUITY FUND
Equity securities
   Common stocks                               $136,155,438       $        0       $        0    $136,155,438
   Preferred stocks                               4,698,835                0                0       4,698,835
Corporate debt securities                                 0          626,443          308,738         935,181
Debt securities issued by states in the U.S.
   and its political subdivisions                         0           89,315                0          89,315
Other                                                     0        1,177,092                0       1,177,092
Short-term investments                            6,523,327           32,363                0       6,555,690
                                               $147,377,600       $1,925,213       $  308,738    $149,611,551
INTERNATIONAL CORE FUND
Equity securities
   Common stocks                               $  3,832,603       $        0       $        0    $  3,832,603
   Preferred stocks                                  43,206                0                0          43,206
   Rights                                               890                0                0             890
Short-term investments                               54,915                0              998          55,913
                                               $  3,931,614       $        0       $      998    $  3,932,612
INTERNATIONAL EQUITY FUND
Equity securities
   Common stocks                               $401,485,653       $        0       $   41,264    $401,526,917
   Preferred stocks                               1,466,455                0                0       1,466,455
   Rights                                           129,043                0           62,643         191,686
Short-term investments                           13,526,333                0          158,593      13,684,926
                                               $416,607,484       $        0       $  262,500    $416,869,984

Further details on the major security types listed above for each Fund can be found in the Portfolio of Investments. As of September 30, 2009, the inputs used in valuing the Funds' other financial instruments*, which are carried at fair value, were as follows:

                                                                   Significant
                                              Significant Other   Unobservable
                               Quoted Price   Observable Inputs      Inputs
                                  Level 1           Level 2          Level 3       Total
                               ------------   -----------------   ------------   ---------
ASIA PACIFIC FUND                   $0            $       0            $0        $       0
EMERGING MARKETS EQUITY FUND         0                    0             0                0
INTERNATIONAL CORE FUND              0              (22,790)            0          (22,790)
INTERNATIONAL EQUITY FUND            0             (792,143)            0         (792,143)

*    Other financial instruments includes forwards.

               Wells Fargo Advantage International Stock Funds 77


Notes to Financial Statements

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                                      Emerging Markets            International
                                              Asia Pacific Fund          Equity Fund                Core Fund
                                                COMMON STOCKS     CORPORATE DEBT SECURITIES   SHORT TERM INESTMENTS
                                              -----------------   -------------------------   ---------------------
BALANCE AS OF 09/30/2008                         $        0               $1,055,724                $       0
   Accrued discounts (premiums)                           0                     (105)                       0
   Realized gain (loss)                                   0                  (23,968)                       0
   Change in unrealized appreciation
      (depreciation)                                (19,010)                 (63,978)                       0
   Net purchases (sales)                          1,909,114                 (220,128)                       0
   Transfers in and/or out of Level 3                     0                 (438,807)                     988
BALANCE AS OF 09/30/2009                         $1,890,104               $  308,738                $     988
Change in unrealized appreciation
   (depreciation) included in earnings
   relating to securities still held
   at 09/30/2009                                 $        0               $  (78,215)               $       0

INTERNATIONAL EQUITY FUND
                                                COMMON STOCKS     CORPORATE DEBT SECURITIES   SHORT TERM INESTMENTS
                                              -----------------   -------------------------   ---------------------
BALANCE AS OF 09/30/2008                         $        0               $        0                $      0
   Realized gain (loss)                                   0                        0                       0
   Change in unrealized appreciation
      (depreciation)                                      0                   10,443                       0
   Net purchases (sales)                                  0                   52,200                       0
   Transfers in and/or out of Level 3                41,264                        0                 158,593
BALANCE AS OF 09/30/2009                         $   41,264               $   62,643                $158,593
Change in unrealized appreciation
   (depreciation) included in earnings
   relating to securities still held
   at 09/30/2009                                 $        0               $        0                $      0

4. TRANSACTIONS WITH AFFILIATES

ADVISORY FEES

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management.

Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser at the following annual rates:

                                                       Advisory
                                                      Fees (% of
                                  Average Daily     Average Daily
                                    Net Assets        Net Assets)
                               ------------------   -------------
ASIA PACIFIC FUND              First $500 million       1.100
EMERGING MARKETS EQUITY FUND    Next $500 million       1.050
                                  Next $2 billion       1.000
                                  Next $2 billion       0.975
                                  Over $5 billion       0.950

               78 Wells Fargo Advantage International Stock Funds


                                                   Notes to Financial Statements

                                                       Advisory
                                                      Fees (% of
                                  Average Daily     Average Daily
                                    Net Assets        Net Assets)
                               ------------------   -------------
INTERNATIONAL CORE FUND        First $500 million       0.950
INTERNATIONAL EQUITY FUND       Next $500 million       0.900
                                  Next $2 billion       0.850
                                  Next $2 billion       0.825
                                  Over $5 billion       0.800

Funds Management may retain the services of certain investment sub-advisers to provide daily portfolio management. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser.

Wells Capital Management Incorporated, an affiliate of Funds Management and indirect wholly owned subsidiary of Wells Fargo & Company, is the sub-adviser to the Asia Pacific Fund and Emerging Markets Equity Fund.

Evergreen Investment Management Company, LLC ("EIMC"), an affiliate of Funds Management and indirect wholly owned subsidiary of Wells Fargo & Company, is the sub-adviser to the International Core Fund. Prior to March 2, 2009 New Star Institutional Managers Limited served as the sub-advisor to International Core Fund.

Artisan Partners Limited Partnership, LSV Asset Management and EIMC each serve as a sub-adviser to International Equity Fund. Prior to March 2, 2009, New Star Institutional Managers Limited served as a sub-advisor to International Equity Fund.

ADMINISTRATION AND TRANSFER AGENT FEES

The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from each Fund the following annual fees:

                                                Admin Fees For             Admin Fees
                                         International Core Fund Only    For Other Funds
                        Average Daily            (% of Average            (% of Average
                          Net Assets           Daily Net Assets)        Daily Net Assets)
                      ----------------   ----------------------------   -----------------
Fund Level            First $5 billion               0.05                     0.05
                      Next $5 billion                0.04                     0.04
                      Over $10 billion               0.03                     0.03
Class A               All asset levels               0.23                     0.28
Class B               All asset levels               0.23                     0.28
Class C               All asset levels               0.23                     0.28
Administrator Class   All asset levels               0.10                     0.10
Institutional Class   All asset levels                NA                      0.08
Investor Class        All asset levels                NA                      0.38

Funds Management has contractually waived advisory and administration fees during the year ended September 30, 2009 to the extent necessary to maintain certain net operating expense ratios for the Funds. Expenses were waived by Funds Management proportionately from all classes, first from advisory fees, and then from any class specific expenses, if applicable.

CUSTODY FEES

The Trust has entered into a contract with WFB, whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to a monthly fee for custody services at an annual rate of 0.25% of the average daily net assets of Asia Pacific Fund and Emerging Markets Equity Fund and annual rate of 0.10% of the average daily net assets of International Core Fund and International Equity Fund.

               Wells Fargo Advantage International Stock Funds 79


Notes to Financial Statements

DISTRIBUTION FEES

The Trust has adopted a Distribution Plan (the "Plan") for Class B and Class C shares of the applicable Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter of each Fund, at an annual rate of 0.75% of the average daily net assets of each class.

For the year ended September 30, 2009, Wells Fargo Funds Distributor, LLC received the following amounts in front-end sales charges and contingent deferred sales charges:

                              Front-end sales charges   Contingent deferred sales charges
                              -----------------------   ---------------------------------
                                     Class A                 Class B         Class C
                              -----------------------   --------------   ----------------
ASIA PACIFIC FUND                   $6,351,473                   NA           $1,306
EMERGING MARKET EQUITY FUND            371,112               $5,542              337
INTERNATIONAL CORE FUND                122,578                2,871               51
INTERNATIONAL EQUITY FUND              136,572                5,807               16

SHAREHOLDER SERVICING FEES

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, Administrator Class and Investor Class of each Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo & Company.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) for the year ended September 30, 2009, were as follows:

                              PURCHASES AT COST   SALES PROCEEDS
                              -----------------   --------------
ASIA PACIFIC FUND                $486,624,443      $489,797,009
EMERGING MARKET EQUITY FUND       141,476,815       152,405,014
INTERNATIONAL CORE FUND             7,787,235         9,222,810
INTERNATIONAL EQUITY FUND         404,064,222       414,806,558

6. DERIVATIVE TRANSACTIONS

At September 30, 2009, the Funds had forward foreign currency contracts outstanding as follows:

FORWARD FOREIGN CURRENCY CONTRACTS TO SELL

                                                                                                  Net Unrealized
                                               Contracts to     U.S. Value at   In Exchange for    Appreciation/
                            Exchange Date        Deliver          9/30/2009          U.S. $       (Depreciation)
                            -------------   -----------------   -------------   ---------------   --------------
INTERNATIONAL CORE FUND       10/29/2009       34,500,000 JPY    $   384,412      $   361,308        $ (23,104)
                              12/22/2009          171,000 CHF        165,123          165,437              314
INTERNATIONAL EQUITY FUND     10/29/2009    1,174,200,000 JPY     13,083,379       12,280,692         (802,687)
                              12/22/2009        5,757,000 CHF      5,559,147        5,569,691           10,544

The fair value, realized gains or losses and change in unrealized gains or losses on derivative instruments for these Funds are reflected in the appropriate financial statements.

7. ACQUISITION

Effective at the opening of business on July 21, 2008, International Equity Fund acquired the net assets of the Wells Fargo Advantage Overseas Fund ("Overseas Fund") in a tax-free exchange for Institutional Class and Investor Class shares of International Equity Fund. International Equity Fund issued 133,206 of its Institutional Class shares (valued at $1,899,375) and 4,018,644 of its Investor Class shares (valued at $57,333,765) in exchange for all of the assets and liabilities of

               80 Wells Fargo Advantage International Stock Funds


                                                   Notes to Financial Statements

Overseas Fund. Overseas Fund then liquidated by distributing Institutional Class and Investor Class shares of International Equity Fund on a pro rata basis to its Institutional Class and Investor Class shares, respectively. As a result, Overseas Fund shareholders received shares of their specified class of International Equity Fund with a total value equal to the value of their Overseas Fund shares. The aggregate net assets of International Equity Fund and Overseas Fund immediately prior to the acquisition were $486,401,064 and $59,233,140, respectively. The aggregate net assets of International Equity Fund immediately after the acquisition were $545,634,204.

8. BANK BORROWINGS

The Trust and Wells Fargo Variable Trust (excluding the money market funds) are parties to a $125,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Pursuant to the agreement entered into on September 8, 2009, interest under the credit agreement is charged to each Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, under the credit agreement, the Funds pay an annual commitment fee equal to 0.15% of the unused balance, which is allocated pro rata. Prior to September 8, 2009, the Funds participated in a $150,000,000 revolving credit agreement with the Bank of New York Mellon and paid interest at a rate equal to the Federal Funds rate plus 0.60% and an annual commitment fee equal to 0.15% of the unused balance, which was allocated on a pro rata basis.

During the year ended September 30, 2009, the Funds had the following borrowing activity:

                            Average Borrowings        Weighted Average
                               Outstanding       Interest Rate (annualized)   Interest Paid
                            ------------------   --------------------------   -------------
ASIA PACIFIC FUND                 $ 52,055                 2.60%                  $1,372
INTERNATIONAL EQUITY FUND          273,973                 1.10%                   3,056

9. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended September 30, 2009, and September 30, 2008, was as follows:

                                   Ordinary Income         Long-term Capital Gain
                              ------------------------   -------------------------
                                 2009          2008         2009            2008
                              ----------   -----------   -----------   -----------
ASIA PACIFIC FUND             $  155,567   $86,135,899   $         0   $18,174,104
EMERGING MARKET EQUITY FUND      425,758             0     5,700,938             0
INTERNATIONAL CORE FUND           83,214       284,632             0       391,638
INTERNATIONAL EQUITY FUND      9,436,213    11,881,771    46,725,833    81,131,917

As of September 30, 2009, the components of distributable earnings on a tax basis are shown on the table below. The difference between book basis and tax basis appreciation is attributable to tax deferral of losses on wash sales and different book and tax treatment of the exchange in share class of investments in mutual funds.

                              Undistributed     Unrealized
                                Ordinary       Appreciation     Capital Loss
                                 Income       (Depreciation)    Carryforward*
                              -------------   --------------   --------------
ASIA PACIFIC FUND               $5,577,143      $16,124,847    $(193,257,206)
EMERGING MARKET EQUITY FUND              0        2,331,827      (40,628,963)
INTERNATIONAL CORE FUND             29,640          696,845       (3,243,515)
INTERNATIONAL EQUITY FUND        5,766,132        6,610,346     (123,162,459)

* This amount includes the post-October loss, which will reverse on the first day of the following year.

               Wells Fargo Advantage International Stock Funds 81


Notes to Financial Statements

10. INDEMNIFICATION

Under the Trust's organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated.

11. LEGAL AND REGULATORY MATTERS

In 2004, the predecessor Strong Funds' investment adviser and affiliates (collectively, "Strong") entered into settlement agreements with certain regulators, including the SEC and the New York Attorney General ("NYAG") to settlement market-timing investigations. In the settlements, Strong agreed to pay investor restitution and civil penalties. On September 14, 2009, the SEC approved the terms of the Distribution Plan for the disgorgement and civil penalties to the predecessor Strong Fund shareholders, and those eligible investors will receive proceeds as a result of the Distribution Plan. The successor funds are not expected to receive any portion of the proceeds. The settlement with the NYAG imposed fee reductions across the predecessor Strong Fund complex, and Funds Management agreed to honor these fee reductions for the benefit of shareholders across the successor funds to total $35 million by May 2009. Although civil litigation against Strong and certain predecessor Strong Funds relating to these matters is continuing, neither the current adviser nor the successor funds is a party to any such suit.

12. MISCELLANEOUS

FOREIGN TAXES PAYABLE

Under Indian tax law, U.S. mutual funds are subject to taxation on capital gains realized upon the sale of Indian securities. Mutual fund industry practice has long been to net long-term capital losses against taxable short-term capital gains. However, the Indian tax statute was amended in mid-2002 to disallow such netting, and the Indian tax authorities have subsequently assessed additional taxes on many U.S. mutual funds based upon a retroactive application of the tax statute. For the taxable years since its inception date, the Emerging Markets Equity Fund, as successor to the Montgomery Emerging Markets Fund and Montgomery Emerging Markets Focus Fund, has been assessed approximately $590,000. The Fund filed an administrative appeal to this assessment in April 2003.

In 2003, the Emerging Markets Equity Fund received a demand for half of the $590,000 to stay the imposition of additional penalties while the assessment was under appeal, and pursuant to an agreement reached that year, the Emerging Markets Equity Fund made such payment. The Emerging Markets Equity Fund made the determination to accrue the entire amount at issue as a tax expense. The Emerging Markets Equity Fund has received favorable decisions from the Income Tax Appellate Tribunal ("ITAT") for the tax years in question. However, based upon discussions with counsel in India, it remains possible that the tax authority could successfully appeal the decisions with the High Court in India. As a result, the liability for foreign taxes will remain on the Emerging Markets Equity Fund's Statement of Assets and Liabilities until the ultimate resolution is known.

Foreign taxes payable also reflects accrued India and Thailand capital gains tax on unrealized gains, if any, on Indian and Thai securities as required under GAAP.

               82 Wells Fargo Advantage International Stock Funds


                         Report of Independent Registered Public Accounting Firm

BOARD OF TRUSTEES AND SHAREHOLDERS OF
WELLS FARGO FUNDS TRUST:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Wells Fargo Advantage Asia Pacific Fund, Wells Fargo Advantage Emerging Markets Equity Fund, Wells Fargo Advantage International Core Fund, and Wells Fargo Advantage International Equity Fund (collectively the "Funds"), four of the funds constituting the Wells Fargo Funds Trust, as of September 30, 2009, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two year period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2009, by correspondence with the custodian and brokers, or other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned funds of the Wells Fargo Funds Trust as of September 30, 2009, the results of their operations for the year then ended, changes in their net assets for each of the years in the two year period then ended, and the financial highlights for the periods presented, in conformity with U.S. generally accepted accounting principles.

                                                                        KPMG LLP

Philadelphia, Pennsylvania
November 25, 2009

               Wells Fargo Advantage International Stock Funds 83


Other Information (Unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at www.wellsfargo.com/advantagefunds, or visiting the SEC Web site at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds' Web site at www.wellsfargo.com/advantagefunds or by visiting the SEC Web site at www.sec.gov.

TAX INFORMATION

Pursuant to Section 852(b)(3) of the Internal Revenue Code, the following Funds designate the amounts listed below as a long-term capital gain distribution for the year ended September 30, 2009:

                              Capital Gain
                                Dividend
                              ------------
EMERGING MARKET EQUITY FUND    $ 5,700,938
INTERNATIONAL EQUITY FUND       46,725,833

Pursuant to Section 1(h)(11) of the Internal Revenue Code, the Funds listed below designate the following amounts of their income dividends paid during the year ended September 30, 2009, as qualified dividend income (QDI):

                                  QDI
                              ----------
ASIA PACIFIC FUND             $  432,274
EMERGING MARKET EQUITY FUND      674,865
INTERNATIONAL CORE FUND           94,785
INTERNATIONAL EQUITY FUND      9,436,213

Pursuant to Section 871(k)(1)(C) of the Internal Revenue Code, the following Funds listed below designate the following amounts of their income dividends paid during the year ended September 30, 2009, as interest-related dividends:

                              Interest-Related
                                  Dividends
                              ----------------
ASIA PACIFIC FUND                 $  4,658
EMERGING MARKET EQUITY FUND         68,673
INTERNATIONAL CORE FUND              2,218
INTERNATIONAL EQUITY FUND          258,071

Pursuant to Section 853 of the Internal Revenue Code, the Funds designate the following amounts as foreign taxes paid for the year ended September 30, 2009. Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

                              FOREIGN SOURCE   CREDITABLE FOREIGN
                                  INCOME*          TAXES PAID
                              --------------   ------------------
Asia Pacific Fund               $ 9,096,581        $  434,047
Emerging Market Equity Fund       3,407,820           249,107
International Core Fund             120,331            11,570
International Equity Fund        11,245,763         1,030,152

* None of the Funds listed above derived any income from ineligible foreign sources as defined under Section 901(j) of the Internal Revenue Code.

               84 Wells Fargo Advantage International Stock Funds


                                                   Other Information (Unaudited)

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for each Fund, except money market funds, are publicly available on the Funds' Web site (www.wellsfargo.com/advantagefunds) on a monthly, 30-day or more delayed basis, and for money market funds, on a monthly, seven-day delayed basis. In addition, top ten holdings information for each Fund is publicly available on the Funds'Web site on a monthly, seven-day or more delayed basis. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at www.sec.gov. In addition, each Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Funds Trust (the "Trust") and Officers of the Trust. This table should be read in conjunction with the Prospectus and the Statement of Additional Information1 of each Fund. Each of the Trustees and Officers listed below acts in identical capacities for each of the 133 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"), except that the person occupying the office of Treasurer varies for specified Funds. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

INDEPENDENT TRUSTEES

                        Position Held and
Name and Age           Length of Service(2)            Principal Occupations During Past Five Years           Other Directorships
------------------   -----------------------   ------------------------------------------------------------   -------------------
Peter G. Gordon      Trustee, since 1998,      Co-Founder, Chairman, President and CEO of Crystal Geyser      None
67                   Chairman since 2005       Water Company.
                     (Lead Trustee since
                     2001)

Isaiah Harris, Jr.   Advisory Board Trustee,   Retired. Prior thereto, President and CEO of BellSouth         CIGNA Corporation
56                   since 2008                Advertising and Publishing Corp from 2005 to 2007, President   Deluxe Corporation
                                               and CEO of BellSouth Enterprises from 2004 to 2005 and
                                               President of BellSouth Consumer Services from 2000 to 2003.
                                               Currently a member of the Iowa State University Foundation
                                               Board of Governors and a member of the Advisory Board of
                                               Iowa State University School of Business.

Judith M. Johnson    Trustee, since 2008       Retired. Prior thereto, Chief Executive Officer and Chief      None
60                                             Investment Officer of Minneapolis Employees Retirement Fund
                                               from 1996 to 2008. Ms. Johnson is a certified public
                                               accountant and a certified managerial accountant.

David F. Larcker     Advisory Board Trustee,   James Irvin Miller Professor of Accounting at the Graduate     None
58                   since 2008                School of Business, Stanford University, Director of
                                               Corporate Governance Research Program and Co-Director of The
                                               Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of
                                               Business, Stanford University. Prior thereto, Ernst & Young
                                               Professor of Accounting at The Wharton School, University of
                                               Pennsylvania from 1985 to 2005.

Olivia S. Mitchell   Trustee, since 2006       Professor of Insurance and Risk Management, Wharton School,    None
56                                             University of Pennsylvania. Director of the Boettner Center
                                               on Pensions and Retirement Research. Research associate and board member, Penn Aging Research Center. Research
                                               associate, National Bureau of Economic Research.

               Wells Fargo Advantage International Stock Funds 85


Other Information (Unaudited)

                        Position Held and
Name and Age           Length of Service(2)            Principal Occupations During Past Five Years           Other Directorships
------------------   -----------------------   ------------------------------------------------------------   -------------------
Timothy J. Penny     Trustee, since 1996       President and CEO of Southern Minnesota Initiative             None
57                                             Foundation, a non-profit organization, since 2007 and Senior
                                               Fellow at the Humphrey Institute Policy Forum at the
                                               University of Minnesota since 1995. Member of the Board of
                                               Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.

Donald C. Willeke    Trustee, since 1996       Principal of the law firm of Willeke & Daniels. General        None
69                                             Counsel of the Minneapolis Employees Retirement Fund from
                                               1984 to present.

OFFICERS

                        Position Held and
Name and Age           Length of Service(2)            Principal Occupations During Past Five Years           Other Directorships
------------------   -----------------------   ------------------------------------------------------------   -------------------
Karla M. Rabusch     President, since 2003     Executive Vice President of Wells Fargo Bank, N.A. and         None
50                                             President of Wells Fargo Funds Management, LLC since 2003.
                                               Senior Vice President and Chief Administrative Officer of
                                               Wells Fargo Funds Management, LLC from 2001 to 2003.

C. David Messman     Secretary, since 2000;    Senior Vice President and Secretary of Wells Fargo Funds       None
49                   Chief Legal Counsel,      Management, LLC since 2001. Vice President and Managing
                     since 2003                Senior Counsel of Wells Fargo Bank, N.A. since 1996.

Kasey Phillips(3)    Treasurer, since 2009     Senior Vice President of Evergreen Investment Management       None
38                                             Company, LLC since 2006 and currently the Treasurer of the
                                               Evergreen Funds since 2005. Vice President and Assistant
                                               Vice President of Evergreen Investment Services, Inc. from
                                               1999 to 2006.

David Berardi(4)     Assistant Treasurer,      Vice President of Evergreen Investment Management Company,     None
34                   since 2009                LLC since 2008. Assistant Vice President of Evergreen
                                               Investment Services, Inc. from 2004 to 2008. Manager of Fund
                                               Reporting and Control for Evergreen Investment Management
                                               Company, LLC since 2004.

Jeremy DePalma(4)    Assistant Treasurer,      Senior Vice President of Evergreen Investment Management       None
35                   since 2009                Company, LLC since 2008. Vice President, Evergreen
                                               Investment Services, Inc. from 2004 to 2007. Assistant Vice
                                               President, Evergreen Investment Services, Inc. from 2000 to
                                               2004 and the head of the Fund Reporting and Control Team
                                               within Fund Administration since 2005.

Debra Ann Early      Chief Compliance          Chief Compliance Officer of Wells Fargo Funds Management,      None
45                   Officer,                  LLC since 2007. Chief Compliance Officer of Parnassus
                     since 2007                Investments from 2005 to 2007. Chief Financial Officer of
                                               Parnassus Investments from 2004 to 2007 and Senior Audit
                                               Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

----------
(1.) The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without c harge, upon request, by calling 1-800-222-8222 or by visiting the Funds'Web site at www.wellsfargo.com/advantagefunds.

(2.) Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

(3.) Effective November 1, 2009.

(4.) Treasurer during the period from June 1, 2009 to October 31, 2009.

               86 Wells Fargo Advantage International Stock Funds


                                                           List of Abbreviations

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG    -- Association of Bay Area Governments
ADR     -- American Depositary Receipt
AMBAC   -- American Municipal Bond Assurance Corporation
AMT     -- Alternative Minimum Tax
ARM     -- Adjustable Rate Mortgages
BART    -- Bay Area Rapid Transit
CDA     -- Community Development Authority
CDO     -- Collateralized Debt Obligation
CDSC    -- Contingent Deferred Sales Charge
CGIC    -- Capital Guaranty Insurance Company
CGY     -- Capital Guaranty Corporation
CIFG    -- CDC (Caisse des Depots et Consignations) IXIS Financial Guarantee
COP     -- Certificate of Participation
CP      -- Commercial Paper
CTF     -- Common Trust Fund
DW&P    -- Department of Water & Power
DWR     -- Department of Water Resources
ECFA    -- Educational & Cultural Facilities Authority
EDFA    -- Economic Development Finance Authority
ETET    -- Eagle Tax-Exempt Trust
ETF     -- Exchange-Traded Fund
FFCB    -- Federal Farm Credit Bank
FGIC    -- Financial Guaranty Insurance Corporation
FHA     -- Federal Housing Authority
FHAG    -- Federal Housing Agency
FHLB    -- Federal Home Loan Bank
FHLMC   -- Federal Home Loan Mortgage Corporation
FNMA    -- Federal National Mortgage Association
FSA     -- Farm Service Agency
GDR     -- Global Depositary Receipt
GNMA    -- Government National Mortgage Association
GO      -- General Obligation
HCFR    -- Healthcare Facilities Revenue
HEFA    -- Health & Educational Facilities Authority
HEFAR   -- Higher Education Facilities Authority Revenue
HFA     -- Housing Finance Authority
HFFA    -- Health Facilities Financing Authority
HUD     -- Housing & Urban Development
IDA     -- Industrial Development Authority
IDAG    -- Industrial Development Agency
IDR     -- Industrial Development Revenue
LIBOR   -- London Interbank Offered Rate
LLC     -- Limited Liability Company
LOC     -- Letter of Credit
LP      -- Limited Partnership
MBIA    -- Municipal Bond Insurance Association
MFHR    -- Multi-Family Housing Revenue
MMD     -- Municipal Market Data
MTN     -- Medium Term Note
MUD     -- Municipal Utility District
NATL-RE -- National Public Finance Guarantee Corporation
PCFA    -- Pollution Control Finance Authority
PCR     -- Pollution Control Revenue
PFA     -- Public Finance Authority
PFFA    -- Public Facilities Financing Authority
plc     -- Public Limited Company
PSFG    -- Public School Fund Guaranty
R&D     -- Research & Development
RDA     -- Redevelopment Authority
RDFA    -- Redevelopment Finance Authority
REITS   -- Real Estate Investment Trusts
SFHR    -- Single Family Housing Revenue
SFMR    -- Single Family Mortgage Revenue
SLMA    -- Student Loan Marketing Association
SPDR    -- Standard & Poor's Depositary Receipts
STIT    -- Short-Term Investment Trust
TBA     -- To Be Announced
TRAN    -- Tax Revenue Anticipation Notes
USD     -- Unified School District
XLCA    -- XL Capital Assurance

[GRAPHIC]
Sign up for electronic delivery of prospectuses and sharejolder reports at www.wellsfargo.com/advantagedelivery

(WELLS FARGO ADVANTAGE FUNDS LOGO)

More information about WELLS FARGO ADVANTAGE FUNDS is available free upon request. To obtain literature, please write, e-mail, visit the Funds' Web site, or call:

WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266
E-mail: wfaf@wellsfargo.com

Web site: www.wellsfargo.com/advantagefunds
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1- 888-877-9275
Institutional Investment Professionals: 1- 866-765-0778

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF WELLS FARGO ADVANTAGE FUNDS. IF THIS REPORT IS USED FOR PROMOTIONAL PURPOSES, DISTRIBUTION OF THE REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, CALL 1-800-222-8222 OR VISIT THE FUNDS' WEB SITE AT www.wellsfargo.com/advantagefunds. PLEASE CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THIS AND OTHER INFORMATION ABOUT WELLS FARGO ADVANTAGE FUNDS CAN BE FOUND IN THE CURRENT PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

"Dow Jones" and "Dow Jones Target Date Indexes" are service marks of Dow Jones & Company, Inc., and have been licensed for use for certain purposes by Global Index Advisors, Inc, and Wells Fargo Funds Management, LLC. The Dow Jones Target Date Indexes are based in part on the Barclays Capital Bond Indexes, which are published by Barclays Capital Inc. The WELLS FARGO ADVANTAGE DOW JONES TARGET DATE Funds, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones or Barclays Capital, and neither Dow Jones nor Barclays Capital makes any representation regarding the advisability of investing in such product(s) and/or about the quality, accuracy, and/or completeness of the Dow Jones Target Date Indexes or the Barclays Capital Bond Indexes. IN NO EVENT SHALL DOW JONES, BARCLAYS CAPITAL, OR ANY OF THEIR LICENSORS HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed or produced by MSCI.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for WELLS FARGO ADVANTAGE FUNDS . Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member FINRAI/SIPC, an affiliate of Wells Fargo & Company.

              NOT FDIC INSURED . NO BANK GUARANTEE . MAY LOSE VALUE

                                                               [GRAPHIC]
                                                       Printed on Recycled paper

(C) 2009 Wells Fargo Funds Management, LLC. All rights reserved.   www.wellsfargo.com/advantagefunds        118535 11-09
                                                                                                       AISLD/AR108 09-09

ITEM 2.  CODE OF ETHICS
=======================

As of the end of the period, September 30, 2009, Wells Fargo Funds Trust has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT
=========================================

The Board of Trustees of Wells Fargo Funds Trust has determined that Thomas S. Goho is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Goho is independent for purposes of Item 3 of Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES
======================
(a)
AUDIT FEES - Provided below are the aggregate fees billed for the fiscal years ended September 30, 2009 and September 30, 2008 for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements.

          For the fiscal years ended September 30, 2008 and September 30, 2009, the Audit Fees were $ 1,820,330 and $ 1,828,460 respectively.

(b)
AUDIT-RELATED FEES - There were no audit-related fees incurred for the fiscal years ended September 30, 2008 and September 30, 2009 for assurance and related services by the principal accountant for the Registrant.

(c)
TAX FEES - Provided below are the aggregate fees billed for the fiscal years ended September 30, 2008 and September 30, 2009 for professional services rendered by the principal accountant for the Registrant for tax compliance, tax advice, and tax planning.

          For the fiscal years ended September 30, 2008 and September 30, 2009, the Tax Fees were $ 118,080 and $109,500 respectively. The incurred Tax Fees are comprised of excise tax review services.

          For the fiscal years ended September 30, 2008 and September 30, 2009, the Tax Fees were $ 193,890 and $177,710 respectively. The incurred Tax Fees are comprised of tax preparation and consulting services.

(d)
ALL OTHER FEES - There were no other fees incurred for the fiscal years ended September 30, 2008 and September 30, 2009.


(e)(1)
The Chairman of the Audit Committees is authorized to pre-approve: (1) audit services to the mutual funds of Wells Fargo Funds Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (the "Funds"); (2) non-audit tax or compliance consulting or training services provided to the Funds by the independent auditors ("Auditors") if the fees for any particular engagement are not anticipated to exceed $50,000; and (3) non-audit tax or compliance consulting or training services provided by the Auditors to a Fund's investment adviser and its controlling entities (where pre-approval is required because the engagement relates directly to the operations and financial reporting of the
Fund) if the fee to the Auditors for any particular engagement is not anticipated to exceed $50,000. For any such pre-approval sought from the Chairman, Management shall prepare a brief description of the proposed services. If the Chairman approves of such service, he or she shall sign the statement prepared by Management. Such written statement shall be presented to the full Committees at their next regularly scheduled meetings.

(e)(2)
Not Applicable.

(f) Not Applicable.

(g)
Provided below are the aggregate non-audit fees billed for the fiscal years ended September 30, 2008 and September 30, 2009, by the principal accountant for services rendered to the Registrant, and rendered to the Registrant's investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant.

          For the fiscal years ended September 30, 2008 and September 30, 2009, the Registrant incurred non-audit fees in the amount of $120,000 and $70,000, respectively. The non-audit fees consist of SAS70 control reviews of Wells Fargo Bank, N.A., the Funds' custodian.

          For the fiscal years ended September 30, 2008 and September 30, 2009, the Registrant's investment adviser incurred non-audit fees in the amount of $50,000 and $45,000, respectively. The non-audit fees for the year ended September 30, 2008 consist of procedure reviews for mergers associated with fund reorganizations. The non-audit fees for the year-ended September 30, 2009 relates to examination of securities pursuant to rule 206 (4)-2 under the Investment Advisors Act of 1940.

          For the fiscal year ended September 30, 2008, the Registrant's investment adviser incurred non-audit fees in the amount of $158,300. The non-audit fees for the year ended September 30, 2008 consist of procedure reviews for mergers associated with fund reorganizations.

(h)
The Registrant's audit committee of the board of directors has determined that non-audit services rendered to the registrant's investment adviser, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of the Regulation S-X, does not compromise the independence of the principal accountant.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS
=============================================
Not applicable.


ITEMS 6. SCHEDULE OF INVESTMENTS
=================================
The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.


ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
         CLOSED-END MANAGEMENT INVESTMENT COMPANIES
===============================================================
Not applicable.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES
=============================================================================
Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASES
=============================================================================
Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
============================================================
The Governance Committee (the "Committee") of the Board of Trustees of the registrant (the "Trust") has adopted procedures by which a shareholder of any series of the Trust may submit properly a nominee recommendation for the Committee's consideration.

The shareholder must submit any such recommendation (a "Shareholder Recommendation") in writing to the Trust, to the attention of the Trust's Secretary, at the address of the principal executive offices of the Trust.

The Shareholder Recommendation must be delivered to, or mailed and received at, the principal executive offices of the Trust not less than forty-five (45) calendar days nor more than seventy-five (75) calendar days prior to the date of the Committee meeting at which the nominee would be considered.

The Shareholder Recommendation must include: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address and nationality of the person recommended by the shareholder (the "candidate"); (B) the series (and, if applicable, class) and number of all shares of the Trust owned of record or beneficially by the candidate, as reported to such shareholder by the candidate; (C) any other information regarding the candidate called for with respect to director nominees by paragraphs (a), (d), (e) and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended (the "Exchange Act"), adopted by the Securities and Exchange Commission (or the corresponding provisions of any regulation or rule subsequently adopted by the Securities and Exchange Commission or any successor agency applicable to the Trust); (D) any other information regarding the candidate that would be required to be disclosed if the candidate were a nominee in a proxy statement or other filing required to be made in connection with solicitation of proxies for election of directors pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder; and (E) whether the recommending shareholder believes that the candidate is or will be an "interested person" of the Trust (as defined in the Investment Company Act of 1940, as amended) and, if not an "interested person," information regarding the candidate that will be sufficient for the Trust to make such determination; (ii) the written and signed consent of the candidate to be named as a nominee and to serve as a Trustee if elected; (iii) the recommending shareholder's name as it appears on the Trust's books; (iv) the series (and, if applicable, class) and number of all shares of the Trust owned beneficially and of record by the recommending shareholder; and (v) a description of all arrangements or understandings between the recommending shareholder and the candidate and any other person or persons (including their names) pursuant to which the recommendation is being made by the recommending shareholder. In addition, the Committee may require the candidate to interview in person and furnish such other information as it may reasonably require or deem necessary to determine the eligibility of such candidate to serve as a Trustee of the Trust.


ITEM 11. CONTROLS AND PROCEDURES
================================
(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS
=================
(a)(1) Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as Exhibit 10a.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                                                     Wells Fargo Funds Trust

                                                     By:    /s/ Karla M. Rabusch

                                                            Karla M. Rabusch
                                                            President

Date: November 23, 2009

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.



                                                      By:  /s/ Karla M. Rabusch

                                                           Karla M. Rabusch
                                                           President

Date: November 23, 2009


                                                     By:   /s/ Jeremy M. DePalma


                                                           Jeremy M. DePalma
                                                           Treasurer

Date: November 23, 2009


                                                     By:   /s/ David S. Berardi


                                                           David S. Berardi
                                                           Treasurer

Date: November 23, 2009

                            WELLS FARGO FUNDS TRUST
                            WELLS FARGO MASTER TRUST
                           WELLS FARGO VARIABLE TRUST

JOINT CODE OF ETHICS FOR PRINCIPAL EXECUTIVE OFFICER AND SENIOR FINANCIAL
OFFICERS

I.       COVERED OFFICERS / PURPOSE OF THE CODE

         This Code of Ethics ("Code") of Wells Fargo Funds Trust, Wells Fargo Master Trust and Wells Fargo Variable Trust (collectively, the "Trusts" and each, "a Trust") applies to each Trust's Principal Executive Officer, Principal Financial Officer and any other Trust officer's listed on Exhibit A (the "Covered Officers") for the purpose of promoting:

    o honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

    o full, fair, accurate, timely and understandable financial disclosure in reports and documents that a Trust files with, or submits to, the Securities and Exchange Commission ("SEC") and in other public communications made by the Trust;

    o compliance with applicable laws and governmental rules and regulations;

    o the prompt internal reporting of violations of the Code to an appropriate person or persons identified in the Code; and

    o accountability for adherence to the Code.

         Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to situations that may give rise to actual as well as apparent conflicts of interest.

II. COVERED OFFICERS SHOULD HANDLE ETHICALLY BOTH ACTUAL AND APPARENT CONFLICTS OF INTEREST

         OVERVIEW. A "conflict of interest" occurs when a Covered Officer's private interest interferes with the interests of, or his or her service to, a Trust. For example, a conflict of interest would arise if a Covered Officer, or a member of his or her family, receives improper personal benefits as a result of his or her position with the Trust. Certain conflicts of interest arise out of the relationships between Covered Officers and the Trust and already are subject to conflict of interest provisions in the Investment Company Act of 1940 ("Investment Company Act") and the Investment Advisers Act of 1940 ("Investment Advisers Act"). For example, Covered Officers may not individually engage in certain transactions (such as the purchase or sale of securities or other property) with the Trust because of their status as "affiliated persons" of the Trust. The compliance programs and procedures of the Trust and Wells Fargo Funds Management, LLC (the

"Adviser") are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts arise from, or as a result of, the contractual relationship between the Trust and the Adviser, of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Trust or for the Adviser, or for both), be involved in establishing policies and implementing decisions that will have different effects on the Adviser and the Trust. The participation of the Covered Officers in such activities is inherent in the contractual relationship between the Trust and the Adviser and is consistent with the performance by the Covered Officers of their duties as officers of the Trust. Each Covered Officer recognizes that, as an officer of a Trust, he or she has a duty to act in the best interests of the Trust and its shareholders. If a Covered Officer believes that his or her responsibilities as an officer or employee of the Adviser are likely to materially compromise his or her objectivity or his or her ability to perform the duties of his or her role as an officer of the Trust, he or she should consult with the Chief Legal Officer. Under appropriate circumstances, a Covered Officer should also consider whether to present the matter to the Board. In addition, it is recognized by the Trust's Board of Trustees ("Board") that the Covered Officers may also be officers or employees of one or more other investment companies covered by this or other codes.

         Other conflicts of interest are covered by the Code, even if such conflicts of interest are not subject to provisions in the Investment Company Act and the Investment Advisers Act. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Trust.

                                     * * * *

         Each Covered Officer must:

    o not use his or her personal influence or personal relationships improperly to influence investment decisions or financial reporting by a Trust whereby the Covered Officer would benefit personally to the detriment of the Trust;

    o not cause the Trust to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of a Trust;

    o not use material non-public knowledge of portfolio transactions made or contemplated for the Trust to trade personally or cause others to trade personally in contemplation of the market effect of such transactions;

    o not retaliate against any other Covered Officer or any employee of a Trust or its affiliated persons for reports of potential violations that are made in good faith; and

    o not engage in personal, business or professional relationships or dealings that would impair his or her independence of judgment or adversely affect the performance of his or her duties in the best interests of the Trust and their shareholders.

         There are some conflict of interest situations that should always be approved in advance by the Chief Legal Officer of the Trust (the "Chief Legal Officer") if material. Examples of these include:

    o service as a director on the board of any public or private for-profit company (provided, however, that a Covered Officer who is employed by another company (e.g., Wells Fargo) may serve as a director of such company or any entity, controlling, controlled by, or under common control with, such company);

    o acquiring a financial interest in any company that provides services to the Trust (provided, however, that a Covered Officer who is employed by another company (e.g., Wells Fargo) may have an ownership interest in his or her employer or the employer's parent company);

    o the receipt of any entertainment or gifts from any person or company with which the Trust has current or prospective business dealings unless such entertainment is business-related, reasonable in cost, appropriate as to time and place, and not so frequent as to raise any question of impropriety;

    o any consulting or employment relationship with any of the Trust's service providers, other than with the primary employer of the Covered Officer; and

    o a direct or indirect financial interest in commissions, transaction charges or spreads paid by the Trust for effecting portfolio transactions or for selling or redeeming shares, other than an interest arising from the Covered Officer's primary employment, such as compensation or equity ownership.

III.     DISCLOSURE AND COMPLIANCE

         Each Covered Officer should familiarize himself or herself with the disclosure requirements generally applicable to the Trust.

         Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Trust to others, whether within or outside the Trust, including to the Board and the Trust's auditors, and to governmental regulators and self-regulatory organizations.

         Each Covered Officer should, to the extent appropriate within his or her area of responsibility, consult with other officers and employees of the Trust and the Adviser with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents the Trust files with, or submits to, the SEC and in other public communications made by the Trust.

         It is the responsibility of each Covered Officer to promote compliance with the standards and restrictions imposed by applicable laws, rules and regulations.

         Each Covered Officer should, consistent with his or her responsibilities, exercise appropriate supervision over and assist relevant Trust service providers in developing financial information and other disclosure that complies with relevant law and presents information in a clear, comprehensible and complete manner.

         Each Covered Officer is responsible for the accuracy of the records and reports that he or she is responsible for maintaining. The books and records of the Trust shall meet the highest standards and accurately reflect the true nature of the transactions they record. The Covered Officers must not create false or misleading documents or accounting, financial or electronic records for any purpose, and must not direct any other person to do so. If a Covered Officer becomes aware that information filed with the SEC or made available to the public contains any false or misleading information or omits to disclose necessary information, he shall promptly report it to Chief Legal Officer for a determination as to what, if any, corrective action is necessary or appropriate.

         No undisclosed or unrecorded account or fund shall be established for any purpose. No false or misleading entries shall be made in a Trust's books or records for any reason. No disbursement of a Trust's assets shall be made without adequate supporting documentation or for any purpose other than as described in the Trust's documents or contracts.

         A Trust will maintain and preserve for a period of not less than six
(6) years from the date such action is taken, the first two (2) years in an easily accessible place, a copy of the information or materials supplied to the
Board: (i) that provided the basis for any amendment or waiver to this Code, and
(ii) relating to any violation of the Code and sanctions imposed for such violation, together with a written record of the approval or action taken by the Board.

IV.      REPORTING AND ACCOUNTABILITY

         Each Covered Officer must:

    o upon adoption of the Code (or thereafter upon becoming a Covered Officer), affirm in writing (in the form attached to this Code) to the Board that he or she has received, read, and understands the Code;

    o annually thereafter affirm in writing (in the form attached to this Code) to the Board that he or she has complied with the requirements of the Code; and

    o notify the Chief Legal Officer of the Trust promptly if he or she knows of any violation of this Code. Failure to do so is itself a violation of this Code.

         The Chief Legal Officer is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret this Code in any particular situation. While the Chief Legal Officer in authorized to interpret this Code, an approval of a situation that is expressly prohibited by this Code is deemed to be a "waiver" and can be approved only by the Board.

         The Trust will follow these procedures in investigating and enforcing this Code:

    o the Chief Legal Officer will take all appropriate action to investigate any potential violations reported to him or her;

    o if, after such investigation, the Chief Legal Officer believes that no violation has occurred, the Chief Legal Officer is not required to take any further action;

    o any matter that the Chief Legal Officer believes is a violation will be reported to the Board;

    o if the Board concurs that a violation has occurred, it will consider appropriate action, which may include review of, and appropriate modifications to, applicable policies and procedures; notification to appropriate personnel of the Adviser; or a recommendation to dismiss the Covered Officer;

    o the Board will be responsible for granting waivers, as appropriate (a "waiver" is the approval of a situation that is expressly prohibited by this Code); and

    o any changes to or waivers of this Code will, to the extent required, be disclosed as provided by SEC rules.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Trusts for purposes of Section 406 of the Sarbanes-Oxley Act and the rules and forms applicable to registered investment companies thereunder. Insofar as other policies or procedures of the Trusts or the Adviser govern or purport to govern the behavior or activities of the Covered Officers who are subject to this Code, they are superseded by this Code to the extent that they overlap or conflict with the provisions of this Code. The codes of ethics adopted by the Trusts and the Adviser under Rule 17j-1 under the Investment Company Act are separate requirements applying to the Covered Officers and others, and are not part of this Code.

VI.      AMENDMENTS

         Any amendments to this Code, other than amendments to Exhibit A, must be approved or ratified by a majority vote of the Board, including a majority of independent Trustees.

VII.     CONFIDENTIALITY

         All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except upon request of the SEC or another regulatory agency, or as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than Board and its counsel.

VIII.    INTERNAL USE

         The Code is intended solely for the internal use by each Trust and does not constitute an admission, by or on behalf of any Trust, as to any fact, circumstance, or legal conclusion.



Adopted: August 5, 2003

                                    EXHIBIT A


                           PERSONS COVERED BY THE CODE



Karla Rabusch, President of each Trust

Jeremy DePalma, Treasurer of each Trust







Exhibit A amended:  August 4, 2009

                                    EXHIBIT B

                            COMPLIANCE CERTIFICATIONS





                              INITIAL CERTIFICATION



I CERTIFY THAT I:        (I)     HAVE RECEIVED, READ AND REVIEWED THE JOINT CODE
                                 OF ETHICS FOR PRINCIPAL EXECUTIVE OFFICER AND
                                 SENIOR FINANCIAL OFFICERS (the "Code");
                         (II)    UNDERSTAND THE POLICIES AND PROCEDURES IN THE
                                 CODE;
                         (III)   RECOGNIZE THAT I AM SUBJECT TO SUCH POLICIES
                                 AND PROCEDURES;
                         (IV)    UNDERSTAND THE PENALTIES FOR NON-COMPLIANCE;
                         (V)     WILLFULLY COMPLY WITH THE CODE AND ANY RELATED
                                 PROCEDURES;
                         (VI)    ACKNOWLEDGE MY RESPONSIBILITY TO REPORT ANY
                                 VIOLATION OF THE CODE TO LEGAL COUNSEL;
                         (VII)   UNDERSTAND THAT THE TRUSTS HAVE THE RIGHT TO
                                 AMEND, INTERPRET, MODIFY OR WITHDRAW ANY OF THE
                                 PROVISIONS OF THE CODE AT ANY TIME IN THEIR
                                 SOLE DISCRETION, WITH OR WITHOUT NOTICE; AND
                         (VIII)  HAVE FULLY AND ACCURATELY COMPLETED THIS
                                 CERTIFICATE.


Signature:
                        --------------------------------------------------------
(Please print)
Name:
                        --------------------------------------------------------
Date Submitted:
                        --------------------------------------------------------
Date Due:
                        --------------------------------------------------------

                              ANNUAL CERTIFICATION



I CERTIFY THAT I:        (I)     HAVE RECEIVED, READ AND REVIEWED THE JOINT CODE
                                 OF ETHICS FOR PRINCIPAL EXECUTIVE OFFICER AND
                                 SENIOR FINANCIAL OFFICERS (the "Code");
                         (II)    UNDERSTAND THE POLICIES AND PROCEDURES IN THE
                                 CODE;
                         (III)   RECOGNIZE THAT I AM SUBJECT TO SUCH POLICIES
                                 AND PROCEDURES;
                         (IV)    UNDERSTAND THE PENALTIES FOR NON-COMPLIANCE;
                         (V)     HAVE FULLY COMPLIED
                                 WITH THE CODE AND ANY RELATED PROCEDURES;
                         (VI)    HAVE FULLY DISCLOSED ANY EXCEPTIONS TO MY
                                 COMPLIANCE WITH THE CODE;
                         (VII)   WILLFULLY COMPLY WITH THE CODE OF ETHICS;
                         (VIII)  ACKNOWLEDGE MY RESPONSIBILITY TO REPORT ANY
                                 VIOLATION OF THE CODE TO LEGAL COUNSEL;
                         (IX)    UNDERSTAND THAT THE TRUSTS HAVE THE RIGHT TO
                                 AMEND, INTERPRET, MODIFY OR WITHDRAW ANY OF THE
                                 PROVISIONS OF THE CODE AT ANY TIME IN THEIR
                                 SOLE DISCRETION, WITH OR WITHOUT NOTICE; AND
                         (X)     HAVE FULLY AND ACCURATELY COMPLETED THIS
                                 CERTIFICATE



EXCEPTION(S):


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



Signature:
                        --------------------------------------------------------
(Please print)
Name:
                        --------------------------------------------------------
Date Submitted:
                        --------------------------------------------------------
Date Due:
                        --------------------------------------------------------